EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.4%)
Invesco DB Precious Metals Fund‡	156,090	$13,880,584
iShares Gold Trust*	283,500	20,630,295

Total Commodity		34,510,879

Equity (4.1%)
iShares China Large-Cap ETF(x)	55,285	2,274,425
iShares MSCI EAFE Small-Cap ETF(x)	94,170	7,224,722
SPDR S&P Emerging Asia Pacific ETF	15,550	2,161,713
SPDR S&P Emerging Markets SmallCap ETF	37,945	2,553,319
Vanguard Global ex-U.S. Real Estate ETF	101,100	4,826,514

Total Equity		19,040,693

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	100,960	9,610,383

Total Exchange Traded Funds (13.6%) (Cost $34,236,166)		63,161,955

INVESTMENT COMPANIES:
Alternatives (13.8%)
1290 VT Convertible Securities Portfolio‡	1,237,453	14,218,337
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,779,412	25,374,419
1290 VT Natural Resources Portfolio‡	673,217	7,189,956
1290 VT Real Estate Portfolio‡	2,723,093	17,128,258

Total Alternatives		63,910,970

Equity (53.3%)
1290 Avantis® U.S. Large Cap Growth Fund‡	481,700	10,255,386
1290 VT Equity Income Portfolio‡	1,748,201	9,335,394
1290 VT GAMCO Small Company Value Portfolio‡	349,748	28,014,779
1290 VT SmartBeta Equity ESG Portfolio‡	540,817	11,384,204
EQ/AB Small Cap Growth Portfolio‡	1,656,804	31,098,202
EQ/Emerging Markets Equity PLUS Portfolio‡	880,501	9,984,877
EQ/International Equity Index Portfolio‡	877,784	12,113,417
EQ/Invesco Comstock Portfolio‡	735,147	17,084,825
EQ/Janus Enterprise Portfolio‡	195,619	4,690,937
EQ/JPMorgan Growth Stock Portfolio*‡	241,088	21,437,569
EQ/JPMorgan Value Opportunities Portfolio‡	800,319	17,182,853
EQ/Loomis Sayles Growth Portfolio*‡	1,647,079	22,466,160
EQ/MFS International Growth Portfolio‡	4,129,738	36,424,287
EQ/Value Equity Portfolio‡	629,967	15,547,577

Total Equity		247,020,467

Fixed Income (18.9%)
1290 Diversified Bond Fund‡	938,559	7,958,978
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,093,022	9,815,336
1290 VT High Yield Bond Portfolio‡	1,426,049	$13,419,124
EQ/Core Plus Bond Portfolio‡	5,401,908	19,338,830
EQ/Intermediate Government Bond Portfolio‡	412,672	4,101,964
EQ/PIMCO Global Real Return Portfolio‡	2,142,361	16,688,990
EQ/PIMCO Ultra Short Bond Portfolio‡	777,194	7,919,605
Multimanager Core Bond Portfolio‡	955,193	8,357,939

Total Fixed Income		87,600,766

Total Investment Companies (86.0%) (Cost $357,359,667)		398,532,203

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	5,695,308	5,695,308

Total Investment Companies		7,695,308

Total Short-Term Investments (1.7%) (Cost $7,695,308)		7,695,308

Total Investments in Securities (101.3%) (Cost $399,291,141)		469,389,466
Other Assets Less Liabilities (-1.3%)		(5,739,442)

Net Assets (100%)		$463,650,024

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $10,934,138. This was collateralized by $3,484,808 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $7,695,308 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	156,090	16,979,501	—	(8,972,266)	3,435,135	2,438,214	13,880,584	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,237,453	13,102,715	105,324	(1,139,584)	(15,497)	2,165,379	14,218,337	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,779,412	23,913,959	695,604	(2,116,371)	35,683	2,845,544	25,374,419	—	—
1290 VT Natural Resources Portfolio	673,217	5,812,830	860,186	(651,191)	(3,550)	1,171,681	7,189,956	—	—
1290 VT Real Estate Portfolio	2,723,093	15,497,126	1,435,417	(1,465,180)	12,664	1,648,231	17,128,258	—	—
Equity
1290 Avantis® U.S. Large Cap Growth Fund	481,700	9,726,310	267,709	(1,082,590)	133,014	1,210,943	10,255,386	—	—
1290 VT Equity Income Portfolio	1,748,201	9,246,732	67,709	(1,032,590)	41,750	1,011,793	9,335,394	—	—
1290 VT GAMCO Small Company Value Portfolio	349,748	27,338,080	218,173	(2,360,568)	(6,018)	2,825,112	28,014,779	—	—
1290 VT SmartBeta Equity ESG Portfolio	540,817	10,945,774	90,279	(976,787)	29,999	1,294,939	11,384,204	—	—
EQ/AB Small Cap Growth Portfolio	1,656,804	29,242,279	2,448,265	(2,686,163)	(64,047)	2,157,868	31,098,202	—	—
EQ/Emerging Markets Equity PLUS Portfolio	880,501	8,973,713	75,232	(1,313,989)	(16,664)	2,266,585	9,984,877	—	—
EQ/International Equity Index Portfolio	877,784	10,503,510	90,279	(1,126,787)	187,138	2,459,277	12,113,417	—	—
EQ/Invesco Comstock Portfolio	735,147	16,987,351	127,894	(1,983,781)	112,537	1,840,824	17,084,825	—	—
EQ/Janus Enterprise Portfolio	195,619	4,704,854	30,093	(325,596)	1,257	280,329	4,690,937	—	—
EQ/JPMorgan Growth Stock Portfolio *	241,088	20,278,441	142,942	(2,046,579)	4,595	3,058,170	21,437,569	—	—
EQ/JPMorgan Value Opportunities Portfolio	800,319	16,687,907	127,894	(1,383,781)	12,901	1,737,932	17,182,853	—	—
EQ/Loomis Sayles Growth Portfolio *	1,647,079	21,922,997	142,941	(3,046,579)	125,846	3,320,955	22,466,160	—	—
EQ/MFS International Growth Portfolio	4,129,738	33,912,247	270,836	(3,930,360)	(5,854)	6,177,418	36,424,287	—	—
EQ/Value Equity Portfolio	629,967	14,563,124	927,894	(1,383,781)	26,447	1,413,893	15,547,577	—	—
Fixed Income
1290 Diversified Bond Fund	938,559	7,115,506	1,144,038	(651,191)	(3,074)	353,699	7,958,978	353,542	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,093,022	9,463,729	575,232	(813,989)	8,717	581,647	9,815,336	—	—
1290 VT High Yield Bond Portfolio	1,426,049	13,121,838	605,323	(1,139,584)	4,340	827,207	13,419,124	—	—
EQ/Core Plus Bond Portfolio	5,401,908	19,266,232	142,941	(1,546,579)	(149,583)	1,625,819	19,338,830	—	—
EQ/Intermediate Government Bond Portfolio	412,672	4,034,402	287,615	(406,994)	5,456	181,485	4,101,964	—	—
EQ/PIMCO Global Real Return Portfolio	2,142,361	15,049,417	2,385,418	(1,465,180)	(2,246)	721,581	16,688,990	—	—
EQ/PIMCO Ultra Short Bond Portfolio	777,194	7,662,534	717,709	(732,590)	1,359	270,593	7,919,605	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	955,193	7,990,133	754,660	(651,191)	5,782	258,555	8,357,939	223,086	—

Total		394,043,241	14,737,607	(46,431,821)	3,918,087	46,145,673	412,412,787	576,628	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$63,161,955	$—	$—	$63,161,955
Investment Companies
Investment Companies	18,214,364	380,317,839	—	398,532,203
Short-Term Investments
Investment Companies	7,695,308	—	—	7,695,308

Total Assets	$89,071,627	$380,317,839	$—	$469,389,466

Total Liabilities	$—	$—	$—	$—

Total	$89,071,627	$380,317,839	$—	$469,389,466

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,409,812
Aggregate gross unrealized depreciation	(22,301,032)

Net unrealized appreciation	$65,108,780

Federal income tax cost of investments in securities and derivative instruments, if applicable	$404,280,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.6%)
EQ/2000 Managed Volatility Portfolio‡	1,962,043	$41,830,759
EQ/400 Managed Volatility Portfolio‡	383,018	9,192,432
EQ/500 Managed Volatility Portfolio‡	3,298,957	113,253,182
EQ/International Managed Volatility Portfolio‡	1,575,605	26,391,381

Total Equity		190,667,754

Fixed Income (89.5%)
EQ/Intermediate Corporate Bond Portfolio‡	16,330,141	173,752,703
EQ/Intermediate Government Bond Portfolio‡	120,412,774	1,196,902,978
EQ/Long-Term Bond Portfolio‡	35,049,205	244,643,451

Total Fixed Income		1,615,299,132

Total Investments in Securities (100.1%) (Cost $1,729,358,563)		1,805,966,886
Other Assets Less Liabilities (-0.1%)		(1,457,413)

Net Assets (100%)		$1,804,509,473

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,962,043	41,145,088	13,971,020	(17,781,720)	1,111,829	3,384,542	41,830,759	—	—
EQ/400 Managed Volatility Portfolio	383,018	6,993,613	2,927,102	(1,278,172)	5,334	544,555	9,192,432	—	—
EQ/500 Managed Volatility Portfolio	3,298,957	116,116,979	29,977,551	(47,654,300)	2,803,615	12,009,337	113,253,182	—	—
EQ/International Managed Volatility Portfolio	1,575,605	23,791,068	7,862,612	(10,769,032)	1,124,936	4,381,797	26,391,381	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	16,330,141	187,844,983	33,375,673	(61,814,192)	1,650,441	12,695,798	173,752,703	—	—
EQ/Intermediate Government Bond Portfolio	120,412,774	1,215,164,665	265,313,346	(342,550,095)	(344,154)	59,319,216	1,196,902,978	—	—
EQ/Long-Term Bond Portfolio	35,049,205	241,393,768	57,013,509	(69,021,288)	227,486	15,029,976	244,643,451	—	—

Total		1,832,450,164	410,440,813	(550,868,799)	6,579,487	107,365,221	1,805,966,886	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,805,966,886	$—	$1,805,966,886

Total Assets	$—	$1,805,966,886	$—	$1,805,966,886

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,805,966,886	$—	$1,805,966,886

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,258,860
Aggregate gross unrealized depreciation	(21,148,581)

Net unrealized appreciation	$75,110,279

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,730,856,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
EQ/2000 Managed Volatility Portfolio‡	1,168,559	$24,913,678
EQ/400 Managed Volatility Portfolio‡	237,263	5,694,310
EQ/500 Managed Volatility Portfolio‡	1,974,201	67,774,328
EQ/International Managed Volatility Portfolio‡	934,299	15,649,515

Total Equity		114,031,831

Fixed Income (79.3%)
EQ/AB Short Duration Government Bond Portfolio‡	3,729,607	38,041,989
EQ/Core Bond Index Portfolio‡	17,430,035	169,071,339
EQ/Intermediate Corporate Bond Portfolio‡	8,124,820	86,448,084
EQ/Intermediate Government Bond Portfolio‡	8,864,536	88,113,485
EQ/Long-Term Bond Portfolio‡	8,294,359	57,894,626

Total Fixed Income		439,569,523

Total Investments in Securities (99.9%) (Cost $520,064,912)		553,601,354
Other Assets Less Liabilities (0.1%)		823,048

Net Assets (100%)		$554,424,402

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,168,559	24,173,265	5,310,826	(6,806,012)	458,413	1,777,186	24,913,678	—	—
EQ/400 Managed Volatility Portfolio	237,263	6,005,845	533,518	(956,892)	(175)	112,014	5,694,310	—	—
EQ/500 Managed Volatility Portfolio	1,974,201	69,477,410	8,742,205	(17,682,699)	307,692	6,929,720	67,774,328	—	—
EQ/International Managed Volatility Portfolio	934,299	14,646,898	2,200,553	(4,070,675)	489,711	2,383,028	15,649,515	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,729,607	40,157,053	3,284,620	(6,698,241)	9,309	1,289,248	38,041,989	—	—
EQ/Core Bond Index Portfolio	17,430,035	175,433,619	13,872,273	(29,185,193)	(1,095,522)	10,046,162	169,071,339	—	—
EQ/Intermediate Corporate Bond Portfolio	8,124,820	88,117,687	6,719,516	(14,831,819)	159,363	6,283,337	86,448,084	—	—
EQ/Intermediate Government Bond Portfolio	8,864,536	99,867,729	6,719,515	(22,731,819)	(1,161,391)	5,419,451	88,113,485	—	—
EQ/Long-Term Bond Portfolio	8,294,359	51,417,326	13,768,688	(10,525,807)	(222,663)	3,457,082	57,894,626	—	—

Total		569,296,832	61,151,714	(113,489,157)	(1,055,263)	37,697,228	553,601,354	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$553,601,354	$—	$553,601,354

Total Assets	$—	$553,601,354	$—	$553,601,354

Total Liabilities	$—	$—	$—	$—

Total	$—	$553,601,354	$—	$553,601,354

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,106,223
Aggregate gross unrealized depreciation	(36,316,443)

Net unrealized appreciation	$32,789,780

Federal income tax cost of investments in securities and derivative instruments, if applicable	$520,811,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.7%)
EQ/2000 Managed Volatility Portfolio‡	4,764,775	$101,585,003
EQ/400 Managed Volatility Portfolio‡	738,724	17,729,384
EQ/500 Managed Volatility Portfolio‡	7,690,033	263,998,847
EQ/International Managed Volatility Portfolio‡	3,624,012	60,702,203

Total Equity		444,015,437

Fixed Income (59.3%)
EQ/AB Short Duration Government Bond Portfolio‡	5,821,205	59,376,294
EQ/Core Bond Index Portfolio‡	24,510,002	237,747,016
EQ/Intermediate Corporate Bond Portfolio‡	11,121,978	118,337,845
EQ/Intermediate Government Bond Portfolio‡	11,953,716	118,819,938
EQ/Long-Term Bond Portfolio‡	16,234,623	113,317,666

Total Fixed Income		647,598,759

Total Investments in Securities (100.0%) (Cost $908,783,374)		1,091,614,196
Other Assets Less Liabilities (0.0%)†		19,758

Net Assets (100%)		$1,091,633,954

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,764,775	104,707,363	10,645,090	(21,515,455)	285,128	7,462,877	101,585,003	—	—
EQ/400 Managed Volatility Portfolio	738,724	18,816,315	974,182	(2,419,243)	(23,387)	381,517	17,729,384	—	—
EQ/500 Managed Volatility Portfolio	7,690,033	269,576,501	19,486,910	(52,607,881)	290,115	27,253,202	263,998,847	—	—
EQ/International Managed Volatility Portfolio	3,624,012	58,384,970	3,096,727	(11,876,970)	1,888,622	9,208,854	60,702,203	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,821,205	63,614,124	3,388,666	(9,653,889)	(1,443)	2,028,836	59,376,294	—	—
EQ/Core Bond Index Portfolio	24,510,002	250,740,504	14,596,606	(40,242,477)	(458,379)	13,110,762	237,747,016	—	—
EQ/Intermediate Corporate Bond Portfolio	11,121,978	126,634,899	2,127,333	(19,407,779)	38,861	8,944,531	118,337,845	—	—
EQ/Intermediate Government Bond Portfolio	11,953,716	132,336,293	6,977,334	(26,157,779)	(1,415,039)	7,079,129	118,819,938	—	—
EQ/Long-Term Bond Portfolio	16,234,623	107,078,423	13,719,274	(14,134,698)	(302,638)	6,957,305	113,317,666	—	—

Total		1,131,889,392	75,012,122	(198,016,171)	301,840	82,427,013	1,091,614,196	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,091,614,196	$—	$1,091,614,196

Total Assets	$—	$1,091,614,196	$—	$1,091,614,196

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,091,614,196	$—	$1,091,614,196

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,800,294
Aggregate gross unrealized depreciation	(56,343,990)

Net unrealized appreciation	$180,456,304

Federal income tax cost of investments in securities and derivative instruments, if applicable	$911,157,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.7%)
EQ/2000 Managed Volatility Portfolio‡	17,391,469	$370,786,121
EQ/400 Managed Volatility Portfolio‡	2,583,517	62,004,411
EQ/500 Managed Volatility Portfolio‡	28,097,438	964,585,033
EQ/International Managed Volatility Portfolio‡	13,198,552	221,075,741

Total Equity		1,618,451,306

Fixed Income (49.3%)
EQ/AB Short Duration Government Bond Portfolio‡	12,350,636	125,976,490
EQ/Core Bond Index Portfolio‡	58,353,005	566,024,148
EQ/Intermediate Corporate Bond Portfolio‡	26,625,409	283,294,347
EQ/Intermediate Government Bond Portfolio‡	28,512,008	283,409,364
EQ/Long-Term Bond Portfolio‡	45,085,270	314,695,185

Total Fixed Income		1,573,399,534

Total Investments in Securities (100.0%) (Cost $2,554,103,626)		3,191,850,840
Other Assets Less Liabilities (0.0%)†		(805,676)

Net Assets (100%)		$3,191,045,164

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	17,391,469	371,533,818	35,407,543	(64,342,820)	(63,453)	28,251,033	370,786,121	—	—
EQ/400 Managed Volatility Portfolio	2,583,517	65,881,363	1,928,645	(6,944,149)	(36,912)	1,175,464	62,004,411	—	—
EQ/500 Managed Volatility Portfolio	28,097,438	971,782,224	48,679,661	(155,262,235)	64,398	99,320,985	964,585,033	—	—
EQ/International Managed Volatility Portfolio	13,198,552	205,424,633	9,457,415	(33,815,559)	1,237,516	38,771,736	221,075,741	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,350,636	135,195,778	9,657,289	(23,188,298)	7,566	4,304,155	125,976,490	—	—
EQ/Core Bond Index Portfolio	58,353,005	593,329,909	37,800,634	(95,336,304)	308,133	29,921,776	566,024,148	—	—
EQ/Intermediate Corporate Bond Portfolio	26,625,409	296,318,666	10,328,898	(44,698,671)	164,479	21,180,975	283,294,347	—	—
EQ/Intermediate Government Bond Portfolio	28,512,008	298,198,524	21,778,898	(49,798,671)	(2,092,558)	15,323,171	283,409,364	—	—
EQ/Long-Term Bond Portfolio	45,085,270	298,661,388	28,793,220	(31,220,745)	(315,681)	18,777,003	314,695,185	—	—

Total		3,236,326,303	203,832,203	(504,607,452)	(726,512)	257,026,298	3,191,850,840	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,191,850,840	$—	$3,191,850,840

Total Assets	$—	$3,191,850,840	$—	$3,191,850,840

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,191,850,840	$—	$3,191,850,840

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,646,857
Aggregate gross unrealized depreciation	(147,644,577)

Net unrealized appreciation	$633,002,280

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,558,848,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.7%)
EQ/2000 Managed Volatility Portfolio‡	34,370,111	$732,770,759
EQ/400 Managed Volatility Portfolio‡	5,049,996	121,199,904
EQ/500 Managed Volatility Portfolio‡	55,591,471	1,908,455,193
EQ/International Managed Volatility Portfolio‡	26,037,812	436,133,359

Total Equity		3,198,559,215

Fixed Income (39.3%)
EQ/AB Short Duration Government Bond Portfolio‡	12,729,040	129,836,206
EQ/Core Bond Index Portfolio‡	77,218,706	749,021,448
EQ/Intermediate Corporate Bond Portfolio‡	35,221,884	374,760,851
EQ/Intermediate Government Bond Portfolio‡	37,743,560	375,170,988
EQ/Long-Term Bond Portfolio‡	63,032,042	439,963,657

Total Fixed Income		2,068,753,150

Total Investments in Securities (100.0%) (Cost $3,823,230,909)		5,267,312,365
Other Assets Less Liabilities (0.0%)†		228,422

Net Assets (100%)		$5,267,540,787

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	34,370,111	736,287,921	64,944,996	(124,025,641)	(355,319)	55,918,802	732,770,759	—	—
EQ/400 Managed Volatility Portfolio	5,049,996	136,607,706	85,576	(17,120,316)	(82,352)	1,709,290	121,199,904	—	—
EQ/500 Managed Volatility Portfolio	55,591,471	1,965,305,222	63,632,295	(314,932,543)	(653,785)	195,104,004	1,908,455,193	—	—
EQ/International Managed Volatility Portfolio	26,037,812	411,068,536	14,608,074	(69,033,136)	11,355,296	68,134,589	436,133,359	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,729,040	143,275,602	11,585,577	(29,520,316)	14,804	4,480,539	129,836,206	—	—
EQ/Core Bond Index Portfolio	77,218,706	798,987,782	56,479,226	(146,773,767)	(101,748)	40,429,955	749,021,448	—	—
EQ/Intermediate Corporate Bond Portfolio	35,221,884	403,973,664	16,498,171	(74,198,915)	401,740	28,086,191	374,760,851	—	—
EQ/Intermediate Government Bond Portfolio	37,743,560	402,991,689	32,698,170	(78,198,915)	(2,014,658)	19,694,702	375,170,988	—	—
EQ/Long-Term Bond Portfolio	63,032,042	422,141,736	43,290,959	(51,409,073)	(502,783)	26,442,818	439,963,657	—	—

Total		5,420,639,858	303,823,044	(905,212,622)	8,061,195	440,000,890	5,267,312,365	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,267,312,365	$—	$5,267,312,365

Total Assets	$—	$5,267,312,365	$—	$5,267,312,365

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,267,312,365	$—	$5,267,312,365

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,644,456,384
Aggregate gross unrealized depreciation	(206,546,818)

Net unrealized appreciation	$1,437,909,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,829,402,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.7%)
EQ/2000 Managed Volatility Portfolio‡	36,377,008	$775,557,814
EQ/400 Managed Volatility Portfolio‡	4,857,915	116,589,968
EQ/500 Managed Volatility Portfolio‡	58,287,213	2,001,000,037
EQ/International Managed Volatility Portfolio‡	27,088,309	453,729,173

Total Equity		3,346,876,992

Fixed Income (29.3%)
EQ/AB Short Duration Government Bond Portfolio‡	9,030,204	92,108,082
EQ/Core Bond Index Portfolio‡	50,438,819	489,256,543
EQ/Intermediate Corporate Bond Portfolio‡	22,977,329	244,478,776
EQ/Intermediate Government Bond Portfolio‡	24,620,215	244,724,936
EQ/Long-Term Bond Portfolio‡	45,009,202	314,164,231

Total Fixed Income		1,384,732,568

Total Investments in Securities (100.0%) (Cost $3,396,127,221)		4,731,609,560
Other Assets Less Liabilities (0.0%)†		(1,367,980)

Net Assets (100%)		$4,730,241,580

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,377,008	754,089,490	60,288,107	(97,755,154)	202,844	58,732,527	775,557,814	—	—
EQ/400 Managed Volatility Portfolio	4,857,915	128,420,853	122,083	(13,666,237)	(88,787)	1,802,056	116,589,968	—	—
EQ/500 Managed Volatility Portfolio	58,287,213	2,019,467,715	30,753,448	(250,314,689)	(2,014,510)	203,108,073	2,001,000,037	—	—
EQ/International Managed Volatility Portfolio	27,088,309	411,821,314	15,366,137	(54,743,814)	6,029,472	75,256,064	453,729,173	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,030,204	100,637,863	9,088,788	(20,784,536)	1,070	3,164,897	92,108,082	—	—
EQ/Core Bond Index Portfolio	50,438,819	508,647,306	42,955,038	(88,333,247)	1,249,743	24,737,703	489,256,543	—	—
EQ/Intermediate Corporate Bond Portfolio	22,977,329	257,892,285	12,983,069	(44,771,907)	183,949	18,191,380	244,478,776	—	—
EQ/Intermediate Government Bond Portfolio	24,620,215	255,882,479	23,483,068	(46,021,907)	(428,361)	11,809,657	244,724,936	—	—
EQ/Long-Term Bond Portfolio	45,009,202	294,411,278	30,199,659	(28,635,309)	(212,838)	18,401,441	314,164,231	—	—

Total		4,731,270,583	225,239,397	(645,026,800)	4,922,582	415,203,798	4,731,609,560	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,731,609,560	$—	$4,731,609,560

Total Assets	$—	$4,731,609,560	$—	$4,731,609,560

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,731,609,560	$—	$4,731,609,560

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,466,602,663
Aggregate gross unrealized depreciation	(135,457,403)

Net unrealized appreciation	$1,331,145,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,400,464,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.7%)
EQ/2000 Managed Volatility Portfolio‡	50,438,822	$1,075,355,682
EQ/400 Managed Volatility Portfolio‡	6,459,075	155,017,793
EQ/500 Managed Volatility Portfolio‡	80,798,531	2,773,813,584
EQ/International Managed Volatility Portfolio‡	37,240,769	623,782,888

Total Equity		4,627,969,947

Fixed Income (19.3%)
EQ/AB Short Duration
Government Bond Portfolio‡	6,761,744	68,969,792
EQ/Core Bond Index Portfolio‡	39,849,654	386,541,644
EQ/Intermediate Corporate Bond Portfolio‡	18,145,601	193,069,191
EQ/Intermediate Government Bond Portfolio‡	19,434,057	193,174,530
EQ/Long-Term Bond Portfolio‡	37,579,118	262,302,246

Total Fixed Income		1,104,057,403

Total Investments in Securities (100.0%) (Cost $4,369,688,538)		5,732,027,350
Other Assets Less Liabilities (0.0%)†		(1,846,920)

Net Assets (100%)		$5,730,180,430

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	50,438,822	1,005,363,318	69,779,325	(83,552,753)	118,677	83,647,115	1,075,355,682	—	—
EQ/400 Managed Volatility Portfolio	6,459,075	162,991,699	1,662,170	(12,357,615)	8,231	2,713,308	155,017,793	—	—
EQ/500 Managed Volatility Portfolio	80,798,531	2,727,091,178	21,294,719	(249,621,836)	1,428,279	273,621,244	2,773,813,584	—	—
EQ/International Managed Volatility Portfolio	37,240,769	546,020,273	20,148,680	(52,630,459)	3,773,283	106,471,111	623,782,888	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,761,744	75,580,940	6,684,237	(15,682,339)	4,921	2,382,033	68,969,792	—	—
EQ/Core Bond Index Portfolio	39,849,654	392,301,901	35,218,035	(61,308,165)	580,646	19,749,227	386,541,644	—	—
EQ/Intermediate Corporate Bond Portfolio	18,145,601	197,558,008	11,255,866	(30,050,551)	34,862	14,271,006	193,069,191	—	—
EQ/Intermediate Government Bond Portfolio	19,434,057	195,551,828	19,255,865	(30,500,551)	437,924	8,429,464	193,174,530	—	—
EQ/Long-Term Bond Portfolio	37,579,118	236,690,613	28,540,102	(17,982,890)	(92,130)	15,146,551	262,302,246	—	—

Total		5,539,149,758	213,838,999	(553,687,159)	6,294,693	526,431,059	5,732,027,350	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,732,027,350	$—	$5,732,027,350

Total Assets	$—	$5,732,027,350	$—	$5,732,027,350

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,732,027,350	$—	$5,732,027,350

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,452,020,048
Aggregate gross unrealized depreciation	(100,025,635)

Net unrealized appreciation	$1,351,994,413

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,380,032,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
1290 Avantis® U.S. Large Cap Growth Fund‡	101,938	$2,170,255
1290 VT Equity Income Portfolio‡	456,191	2,436,060
1290 VT GAMCO Small Company Value Portfolio‡	18,402	1,474,031
1290 VT Micro Cap Portfolio‡	143,220	1,677,101
ATM International Managed Volatility Portfolio‡	696,606	8,540,395
ATM Large Cap Managed Volatility Portfolio‡	2,608,523	41,475,516
ATM Mid Cap Managed Volatility Portfolio‡	1,445,357	11,866,380
ATM Small Cap Managed Volatility Portfolio‡	387,592	4,499,941
EQ/AB Small Cap Growth Portfolio‡	147,240	2,763,700
EQ/American Century Mid Cap Value Portfolio‡	95,322	2,247,701
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	469,941	6,236,121
EQ/Global Equity Managed Volatility Portfolio‡	167,285	3,094,767
EQ/International Core Managed Volatility Portfolio‡	164,038	2,106,243
EQ/International Equity Index Portfolio‡	72,744	1,003,864
EQ/International Value Managed Volatility Portfolio‡	201,622	3,131,197
EQ/Janus Enterprise Portfolio‡	193,113	4,630,846
EQ/JPMorgan Growth Stock Portfolio*‡	45,501	4,045,949
EQ/JPMorgan Value Opportunities Portfolio‡	114,056	2,448,786
EQ/Large Cap Core Managed Volatility Portfolio‡	631,411	7,513,794
EQ/Large Cap Value Managed Volatility Portfolio‡	165,505	3,248,873
EQ/Loomis Sayles Growth Portfolio*‡	292,537	3,990,201
EQ/MFS International Growth Portfolio‡	286,336	2,525,485
EQ/Morgan Stanley Small Cap Growth Portfolio‡	151,549	1,577,624
EQ/Value Equity Portfolio‡	97,167	2,398,078

Total Equity		127,102,908

Fixed Income (79.2%)
1290 Diversified Bond Fund‡	2,896,424	24,561,672
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,057,229	36,433,912
1290 VT High Yield Bond Portfolio‡	1,047,317	9,855,249
EQ/Core Bond Index Portfolio‡	10,019,105	97,185,318
EQ/Core Plus Bond Portfolio‡	8,142,824	29,151,310
EQ/Intermediate Government Bond Portfolio‡	11,890,151	118,188,106
EQ/Long-Term Bond Portfolio‡	5,487,287	38,301,266
EQ/PIMCO Ultra Short Bond Portfolio‡	5,516,290	56,210,991
EQ/Quality Bond PLUS Portfolio‡	3,646,113	29,278,284
Multimanager Core Bond Portfolio‡	5,561,583	48,663,848

Total Fixed Income		$487,829,956

Total Investments in Securities (99.8%) (Cost $611,350,256)		614,932,864
Other Assets Less Liabilities (0.2%)		1,050,167

Net Assets (100%)		$615,983,031

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	101,938	2,462,621	250,743	(853,505)	95,037	215,359	2,170,255	—	—
1290 VT Equity Income Portfolio	456,191	2,804,524	184,574	(864,176)	176,504	134,634	2,436,060	—	—
1290 VT GAMCO Small Company Value Portfolio	18,402	1,615,117	42,287	(332,088)	9,878	138,837	1,474,031	—	—
1290 VT Micro Cap Portfolio	143,220	1,695,332	42,287	(232,088)	(3,401)	174,971	1,677,101	—	—
ATM International Managed Volatility Portfolio	696,606	8,245,422	828,349	(2,058,274)	305,670	1,219,228	8,540,395	—	—
ATM Large Cap Managed Volatility Portfolio	2,608,523	42,578,019	4,341,000	(9,662,863)	166,537	4,052,823	41,475,516	—	—
ATM Mid Cap Managed Volatility Portfolio	1,445,357	12,200,055	1,279,837	(1,810,284)	27,368	169,404	11,866,380	—	—
ATM Small Cap Managed Volatility Portfolio	387,592	4,625,924	84,575	(464,176)	174	253,444	4,499,941	—	—
EQ/AB Small Cap Growth Portfolio	147,240	3,133,716	84,574	(614,176)	28,610	130,976	2,763,700	—	—
EQ/American Century Mid Cap Value Portfolio	95,322	2,487,434	50,744	(478,505)	63,999	124,029	2,247,701	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	469,941	6,451,509	152,232	(835,516)	30,487	437,409	6,236,121	—	—
EQ/Global Equity Managed Volatility Portfolio	167,285	3,063,067	84,575	(464,176)	55,461	355,840	3,094,767	—	—
EQ/International Core Managed Volatility Portfolio	164,038	2,032,256	50,745	(378,505)	112,110	289,637	2,106,243	—	—
EQ/International Equity Index Portfolio	72,744	795,060	—	—	—	208,804	1,003,864	—	—
EQ/International Value Managed Volatility Portfolio	201,622	2,992,363	84,574	(554,176)	112,908	495,528	3,131,197	—	—
EQ/Janus Enterprise Portfolio	193,113	5,094,190	426,862	(1,221,263)	132,734	198,323	4,630,846	—	—
EQ/JPMorgan Growth Stock Portfolio *	45,501	3,891,953	501,489	(1,007,011)	170,768	488,750	4,045,949	—	—
EQ/JPMorgan Value Opportunities Portfolio	114,056	2,826,302	384,574	(1,064,176)	155,085	147,001	2,448,786	—	—
EQ/Large Cap Core Managed Volatility Portfolio	631,411	7,835,861	211,434	(1,160,439)	(21,236)	648,174	7,513,794	—	—
EQ/Large Cap Value Managed Volatility Portfolio	165,505	3,766,114	609,946	(1,413,428)	151,092	135,149	3,248,873	—	—
EQ/Loomis Sayles Growth Portfolio *	292,537	4,019,617	501,489	(1,232,011)	105,446	595,660	3,990,201	—	—
EQ/MFS International Growth Portfolio	286,336	2,960,449	401,488	(1,362,011)	405,559	120,000	2,525,485	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	151,549	1,736,141	42,287	(407,088)	(24,222)	230,506	1,577,624	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	97,167	2,766,977	384,574	(1,029,176)	295,515	(19,812)	2,398,078	—	—
Fixed Income
1290 Diversified Bond Fund	2,896,424	27,851,233	1,903,372	(6,353,404)	(393,509)	1,553,980	24,561,672	1,287,484	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,057,229	38,691,611	1,014,882	(5,570,105)	(395,683)	2,693,207	36,433,912	—	—
1290 VT High Yield Bond Portfolio	1,047,317	11,210,890	270,634	(2,265,361)	(30,314)	669,400	9,855,249	—	—
EQ/Core Bond Index Portfolio	10,019,105	101,921,582	4,806,356	(14,853,614)	78,415	5,232,579	97,185,318	—	—
EQ/Core Plus Bond Portfolio	8,142,824	30,508,984	811,907	(4,456,084)	(488,717)	2,775,220	29,151,310	—	—
EQ/Intermediate Government Bond Portfolio	11,890,151	124,891,792	7,559,171	(19,877,920)	27,156	5,587,907	118,188,106	—	—
EQ/Long-Term Bond Portfolio	5,487,287	40,579,812	1,448,712	(6,035,775)	(1,516,287)	3,824,804	38,301,266	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,516,290	60,053,448	3,956,155	(9,840,828)	(7,388)	2,049,604	56,210,991	—	—
EQ/Quality Bond PLUS Portfolio	3,646,113	30,905,924	1,751,906	(4,956,084)	(262,865)	1,839,403	29,278,284	—	—
Multimanager Core Bond Portfolio	5,561,583	51,385,499	3,098,398	(7,426,807)	(622,522)	2,229,280	48,663,848	1,370,124	—

Total		650,080,798	37,646,732	(111,135,093)	(1,059,631)	39,400,058	614,932,864	2,657,608	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$26,731,927	$588,200,937	$—	$614,932,864

Total Assets	$26,731,927	$588,200,937	$—	$614,932,864

Total Liabilities	$—	$—	$—	$—

Total	$26,731,927	$588,200,937	$—	$614,932,864

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,603,504
Aggregate gross unrealized depreciation	(51,703,197)

Net unrealized appreciation	$1,900,307

Federal income tax cost of investments in securities and derivative instruments, if applicable	$613,032,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	199,823	$4,254,240
1290 VT Equity Income Portfolio‡	1,095,795	5,851,547
1290 VT GAMCO Small Company Value Portfolio‡	50,007	4,005,555
1290 VT Micro Cap Portfolio‡	357,764	4,189,418
1290 VT Small Cap Value Portfolio‡	281,543	3,555,894
ATM International Managed Volatility Portfolio‡	2,382,176	29,205,481
ATM Large Cap Managed Volatility Portfolio‡	5,599,762	89,036,216
ATM Mid Cap Managed Volatility Portfolio‡	2,402,327	19,723,107
ATM Small Cap Managed Volatility Portfolio‡	1,747,081	20,283,615
EQ/AB Small Cap Growth Portfolio‡	515,669	9,679,105
EQ/American Century Mid Cap Value Portfolio‡	120,772	2,847,804
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,028,318	13,645,773
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	137,581	2,037,577
EQ/Global Equity Managed Volatility Portfolio‡	557,638	10,316,311
EQ/International Core Managed Volatility Portfolio‡	541,782	6,956,484
EQ/International Equity Index Portfolio‡	99,408	1,371,827
EQ/International Value Managed Volatility Portfolio‡	664,754	10,323,629
EQ/Janus Enterprise Portfolio‡	330,657	7,929,159
EQ/JPMorgan Growth Stock Portfolio*‡	91,666	8,150,982
EQ/JPMorgan Value Opportunities Portfolio‡	270,805	5,814,177
EQ/Large Cap Core Managed Volatility Portfolio‡	1,388,236	16,520,011
EQ/Large Cap Value Managed Volatility Portfolio‡	397,107	7,795,209
EQ/Loomis Sayles Growth Portfolio*‡	592,049	8,075,550
EQ/MFS International Growth Portfolio‡	1,196,844	10,556,161
EQ/Morgan Stanley Small Cap Growth Portfolio‡	522,193	5,436,029
EQ/Value Equity Portfolio‡	234,202	5,780,101

Total Equity		313,340,962

Fixed Income (59.1%)
1290 Diversified Bond Fund‡	2,656,976	22,531,154
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,772,074	33,873,227
1290 VT High Yield Bond Portfolio‡	973,707	9,162,586
EQ/Core Bond Index Portfolio‡	8,890,067	86,233,654
EQ/Core Plus Bond Portfolio‡	7,550,827	27,031,962
EQ/Intermediate Government Bond Portfolio‡	10,395,720	103,333,458
EQ/Long-Term Bond Portfolio‡	7,713,914	53,843,119
EQ/PIMCO Ultra Short Bond Portfolio‡	4,462,203	45,469,851
EQ/Quality Bond PLUS Portfolio‡	3,393,775	27,252,015
Multimanager Core Bond Portfolio‡	5,196,256	45,467,238

Total Fixed Income		454,198,264

Total Investments in Securities (99.9%) (Cost $698,077,248)		767,539,226

Other Assets Less Liabilities (0.1%)		1,127,534

Net Assets (100%)		$768,666,760

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	199,823	4,076,029	264,553	(666,649)	65,245	515,062	4,254,240	—	—
1290 VT Equity Income Portfolio	1,095,795	6,668,347	182,740	(1,709,963)	319,944	390,479	5,851,547	—	—
1290 VT GAMCO Small Company Value Portfolio	50,007	4,336,365	21,828	(749,976)	318,444	78,894	4,005,555	—	—
1290 VT Micro Cap Portfolio	357,764	3,991,950	114,551	(366,650)	2,173	447,394	4,189,418	—	—
1290 VT Small Cap Value Portfolio	281,543	4,263,607	18,190	(958,313)	272,255	(39,845)	3,555,894	—	—
ATM International Managed Volatility Portfolio	2,382,176	28,078,054	1,138,242	(4,983,179)	717,884	4,254,480	29,205,481	—	—
ATM Large Cap Managed Volatility Portfolio	5,599,762	90,879,030	6,507,451	(17,116,212)	110,733	8,655,214	89,036,216	—	—
ATM Mid Cap Managed Volatility Portfolio	2,402,327	19,364,163	2,137,311	(2,199,903)	(14,597)	436,133	19,723,107	—	—
ATM Small Cap Managed Volatility Portfolio	1,747,081	20,822,548	1,601,862	(3,441,553)	(37,270)	1,338,028	20,283,615	—	—
EQ/AB Small Cap Growth Portfolio	515,669	10,119,655	643,655	(1,799,951)	142,776	572,970	9,679,105	—	—
EQ/American Century Mid Cap Value Portfolio	120,772	3,163,167	14,552	(566,650)	138,494	98,241	2,847,804	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,028,318	14,049,523	58,208	(1,466,602)	50,223	954,421	13,645,773	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	137,581	2,393,809	14,552	(441,650)	144,292	(73,426)	2,037,577	—	—
EQ/Global Equity Managed Volatility Portfolio	557,638	10,153,409	49,112	(1,237,445)	153,143	1,198,092	10,316,311	—	—
EQ/International Core Managed Volatility Portfolio	541,782	6,650,259	32,741	(1,024,963)	325,265	973,182	6,956,484	—	—
EQ/International Equity Index Portfolio	99,408	1,086,487	—	—	—	285,340	1,371,827	—	—
EQ/International Value Managed Volatility Portfolio	664,754	9,829,025	49,111	(1,537,445)	168,041	1,814,897	10,323,629	—	—
EQ/Janus Enterprise Portfolio	330,657	7,866,663	1,334,560	(1,870,795)	110,915	487,816	7,929,159	—	—
EQ/JPMorgan Growth Stock Portfolio *	91,666	8,211,679	532,742	(1,849,963)	385,484	871,040	8,150,982	—	—
EQ/JPMorgan Value Opportunities Portfolio	270,805	6,691,190	582,742	(2,134,963)	282,102	393,106	5,814,177	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,388,236	17,015,942	76,396	(1,924,915)	(66,194)	1,418,782	16,520,011	—	—
EQ/Large Cap Value Managed Volatility Portfolio	397,107	9,070,131	743,656	(2,629,951)	716,726	(105,353)	7,795,209	—	—
EQ/Loomis Sayles Growth Portfolio *	592,049	8,318,324	532,741	(2,099,963)	178,219	1,146,229	8,075,550	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	1,196,844	11,215,786	1,158,207	(3,816,602)	1,093,738	905,032	10,556,161	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	522,193	5,642,580	321,828	(1,299,976)	4,847	766,750	5,436,029	—	—
EQ/Value Equity Portfolio	234,202	6,533,663	632,741	(1,999,963)	707,713	(94,053)	5,780,101	—	—
Fixed Income
1290 Diversified Bond Fund	2,656,976	24,226,536	1,680,282	(4,424,870)	(135,222)	1,184,428	22,531,154	1,126,935	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,772,074	35,361,621	1,388,708	(4,974,817)	(270,546)	2,368,261	33,873,227	—	—
1290 VT High Yield Bond Portfolio	973,707	9,978,916	43,655	(1,449,951)	(3,163)	593,129	9,162,586	—	—
EQ/Core Bond Index Portfolio	8,890,067	89,496,247	5,514,727	(13,399,538)	42,842	4,579,376	86,233,654	—	—
EQ/Core Plus Bond Portfolio	7,550,827	28,011,768	630,966	(3,699,854)	(330,346)	2,419,428	27,031,962	—	—
EQ/Intermediate Government Bond
Portfolio	10,395,720	108,161,157	7,464,305	(17,128,631)	24,578	4,812,049	103,333,458	—	—
EQ/Long-Term Bond Portfolio	7,713,914	55,659,909	1,679,658	(6,741,383)	(1,353,060)	4,597,995	53,843,119	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,462,203	48,060,599	3,443,277	(7,649,756)	(162,546)	1,778,277	45,469,851	—	—
EQ/Quality Bond PLUS Portfolio	3,393,775	29,668,067	1,755,966	(5,649,854)	(310,868)	1,788,704	27,252,015	—	—
Multimanager Core Bond Portfolio	5,196,256	47,196,770	3,741,132	(6,949,756)	(543,816)	2,022,908	45,467,238	1,251,931	—

Total		796,312,975	46,106,948	(131,962,605)	3,248,448	53,833,460	767,539,226	2,378,866	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$26,785,394	$740,753,832	$—	$767,539,226

Total Assets	$26,785,394	$740,753,832	$—	$767,539,226

Total Liabilities	$—	$—	$—	$—

Total	$26,785,394	$740,753,832	$—	$767,539,226

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,606,673
Aggregate gross unrealized depreciation	(57,432,392)

Net unrealized appreciation	$68,174,281

Federal income tax cost of investments in securities and derivative instruments, if applicable	$699,364,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,369,043	$29,146,926
1290 VT Equity Income Portfolio‡	9,238,220	49,332,096
1290 VT GAMCO Small Company Value Portfolio‡	554,118	44,384,876
1290 VT Micro Cap Portfolio‡	3,274,017	38,338,741
1290 VT Small Cap Value Portfolio‡	2,987,207	37,728,420
ATM International Managed Volatility Portfolio‡	25,569,611	313,483,431
ATM Large Cap Managed Volatility Portfolio‡	42,131,254	669,886,941
ATM Mid Cap Managed Volatility Portfolio‡	12,361,973	101,491,799
ATM Small Cap Managed Volatility Portfolio‡	18,380,584	213,398,581
EQ/AB Small Cap Growth Portfolio‡	5,651,908	106,086,310
EQ/American Century Mid Cap Value Portfolio‡	881,517	20,786,169
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,029,181	106,547,232
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,031,932	30,092,913
EQ/Global Equity Managed Volatility Portfolio‡	6,034,163	111,632,015
EQ/International Core Managed Volatility Portfolio‡	5,868,649	75,353,453
EQ/International Equity Index Portfolio‡	686,024	9,467,133
EQ/International Value Managed Volatility Portfolio‡	7,229,567	112,275,177
EQ/Janus Enterprise Portfolio‡	1,699,422	40,752,136
EQ/JPMorgan Growth Stock Portfolio*‡	631,559	56,158,237
EQ/JPMorgan Value Opportunities Portfolio‡	2,287,360	49,109,626
EQ/Large Cap Core Managed Volatility Portfolio‡	10,523,865	125,233,993
EQ/Large Cap Value Managed Volatility Portfolio‡	3,293,124	64,644,029
EQ/Loomis Sayles Growth Portfolio*‡	4,075,784	55,593,693
EQ/MFS International Growth Portfolio‡	13,720,620	121,015,869
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,783,733	60,208,663
EQ/Value Equity Portfolio‡	1,970,469	48,631,180

Total Equity		2,690,779,639

Fixed Income (49.0%)
1290 Diversified Bond Fund‡	15,190,060	128,811,705
1290 VT DoubleLine Opportunistic Bond Portfolio‡	21,550,303	193,521,724
1290 VT High Yield Bond Portfolio‡	5,522,537	51,967,071
EQ/Core Bond Index Portfolio‡	48,178,653	467,332,931
EQ/Core Plus Bond Portfolio‡	43,193,568	154,632,974
EQ/Intermediate Government Bond Portfolio‡	56,877,729	565,364,624
EQ/Long-Term Bond Portfolio‡	53,339,368	372,308,789
EQ/PIMCO Ultra Short Bond Portfolio‡	24,268,890	247,299,986
EQ/Quality Bond PLUS Portfolio‡	19,310,835	155,066,004
Multimanager Core Bond Portfolio‡	29,569,440	258,732,599

Total Fixed Income		2,595,038,407

Total Investments in Securities (99.9%) (Cost $4,579,010,131)		5,285,818,046
Other Assets Less Liabilities (0.1%)		4,161,242

Net Assets (100%)		$5,289,979,288

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,369,043	26,537,411	1,353,937	(2,695,765)	295,774	3,655,569	29,146,926	—	—
1290 VT Equity Income Portfolio	9,238,220	54,195,034	2,009,187	(12,773,451)	1,498,329	4,402,997	49,332,096	—	—
1290 VT GAMCO Small Company Value Portfolio	554,118	47,357,737	7,874	(7,391,529)	2,987,940	1,422,854	44,384,876	—	—
1290 VT Micro Cap Portfolio	3,274,017	37,125,844	1,305,687	(4,371,660)	(62,425)	4,341,295	38,338,741	—	—
1290 VT Small Cap Value Portfolio	2,987,207	41,646,678	6,563	(6,409,608)	740,673	1,744,114	37,728,420	—	—
ATM International Managed Volatility Portfolio	25,569,611	294,465,895	6,552,498	(40,176,862)	3,770,610	48,871,290	313,483,431	—	—
ATM Large Cap Managed Volatility Portfolio	42,131,254	668,753,136	39,857,622	(104,117,568)	770,029	64,623,722	669,886,941	—	—
ATM Mid Cap Managed Volatility Portfolio	12,361,973	97,274,477	11,417,062	(9,514,980)	17,225	2,298,015	101,491,799	—	—
ATM Small Cap Managed Volatility Portfolio	18,380,584	210,982,096	13,737,623	(25,781,751)	(277,593)	14,738,206	213,398,581	—	—
EQ/AB Small Cap Growth Portfolio	5,651,908	107,462,940	6,617,500	(15,958,954)	952,177	7,012,647	106,086,310	—	—
EQ/American Century Mid Cap Value
Portfolio	881,517	22,035,483	2,625	(2,963,843)	(22,421)	1,734,325	20,786,169	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,029,181	107,123,905	15,312	(8,539,085)	357,767	7,589,333	106,547,232	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,031,932	33,755,035	5,687	(4,771,660)	105,574	998,277	30,092,913	—	—
EQ/Global Equity Managed Volatility Portfolio	6,034,163	107,248,321	18,374	(10,246,902)	276,817	14,335,405	111,632,015	—	—
EQ/International Core Managed Volatility Portfolio	5,868,649	71,953,371	12,249	(10,631,268)	3,324,738	10,694,363	75,353,453	—	—
EQ/International Equity Index Portfolio	686,024	7,497,970	—	—	—	1,969,163	9,467,133	—	—
EQ/International Value Managed Volatility Portfolio	7,229,567	103,037,605	18,375	(11,946,902)	1,345,793	19,820,306	112,275,177	—	—
EQ/Janus Enterprise Portfolio	1,699,422	39,438,475	4,106,564	(5,659,608)	85,859	2,780,846	40,752,136	—	—
EQ/JPMorgan Growth Stock Portfolio *	631,559	52,762,629	3,407,875	(8,641,529)	1,229,040	7,400,222	56,158,237	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,287,360	54,496,646	5,009,188	(16,023,451)	1,824,980	3,802,263	49,109,626	—	—
EQ/Large Cap Core Managed Volatility Portfolio	10,523,865	126,576,992	20,124	(11,722,797)	(321,044)	10,680,718	125,233,993	—	—
EQ/Large Cap Value Managed Volatility Portfolio	3,293,124	74,707,923	5,513,124	(20,619,216)	5,763,712	(721,514)	64,644,029	—	—
EQ/Loomis Sayles Growth Portfolio *	4,075,784	55,455,752	2,007,874	(10,741,529)	390,330	8,481,266	55,593,693	—	—
EQ/MFS International Growth Portfolio	13,720,620	122,829,824	7,020,999	(30,910,745)	6,552,242	15,523,549	121,015,869	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	5,783,733	57,548,170	5,508,748	(11,779,477)	(28,961)	8,960,183	60,208,663	—	—
EQ/Value Equity Portfolio	1,970,469	53,806,592	5,309,188	(15,623,451)	4,853,137	285,714	48,631,180	—	—
Fixed Income
1290 Diversified Bond Fund	15,190,060	131,708,770	9,945,904	(18,698,693)	(325,157)	6,180,881	128,811,705	6,292,820	—
1290 VT DoubleLine Opportunistic Bond Portfolio	21,550,303	197,511,801	9,882,375	(25,754,065)	(953,031)	12,834,644	193,521,724	—	—
1290 VT High Yield Bond Portfolio	5,522,537	54,988,250	8,749	(6,379,477)	(39,052)	3,388,601	51,967,071	—	—
EQ/Core Bond Index Portfolio	48,178,653	478,800,507	33,927,873	(70,227,346)	193,386	24,638,511	467,332,931	—	—
EQ/Core Plus Bond Portfolio	43,193,568	156,006,093	6,526,249	(19,638,431)	(970,399)	12,709,462	154,632,974	—	—
EQ/Intermediate Government Bond Portfolio	56,877,729	579,985,216	45,943,622	(86,710,405)	128,026	26,018,165	565,364,624	—	—
EQ/Long-Term Bond Portfolio	53,339,368	371,890,596	14,861,248	(36,756,340)	(3,657,257)	25,970,542	372,308,789	—	—
EQ/PIMCO Ultra Short Bond Portfolio	24,268,890	254,242,406	21,341,126	(36,933,542)	(381,181)	9,031,177	247,299,986	—	—
EQ/Quality Bond PLUS Portfolio	19,310,835	160,771,118	11,176,249	(25,138,431)	(1,032,958)	9,290,026	155,066,004	—	—
Multimanager Core Bond Portfolio	29,569,440	263,488,903	22,592,063	(35,697,385)	(2,129,460)	10,478,478	258,732,599	7,074,405	—

Total		5,325,469,601	297,047,317	(771,947,706)	27,263,219	407,985,615	5,285,818,046	13,367,225	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$157,958,631	$5,127,859,415	$—	$5,285,818,046

Total Assets	$157,958,631	$5,127,859,415	$—	$5,285,818,046

Total Liabilities	$—	$—	$—	$—

Total	$157,958,631	$5,127,859,415	$—	$5,285,818,046

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,403,441
Aggregate gross unrealized depreciation	(338,194,436)

Net unrealized appreciation	$684,209,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,601,609,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.0%)
1290 Avantis® U.S. Large Cap Growth Fund‡	2,160,334	$45,993,515
1290 VT Equity Income Portfolio‡	18,962,311	101,258,742
1290 VT GAMCO Small Company Value Portfolio‡	1,282,992	102,767,684
1290 VT Micro Cap Portfolio‡	6,856,730	80,292,304
1290 VT Small Cap Value Portfolio‡	5,345,269	67,510,746
ATM International Managed Volatility Portfolio‡	43,226,852	529,961,202
ATM Large Cap Managed Volatility Portfolio‡	75,607,642	1,202,161,504
ATM Mid Cap Managed Volatility Portfolio‡	14,176,719	116,390,867
ATM Small Cap Managed Volatility Portfolio‡	42,654,787	495,222,072
EQ/AB Small Cap Growth Portfolio‡	11,882,437	223,033,350
EQ/American Century Mid Cap Value Portfolio‡	1,031,699	24,327,459
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	13,543,842	179,726,782
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,752,013	70,377,306
EQ/Global Equity Managed Volatility Portfolio‡	10,533,618	194,871,942
EQ/International Core Managed Volatility Portfolio‡	9,989,899	128,270,300
EQ/International Equity Index Portfolio‡	682,937	9,424,525
EQ/International Value Managed Volatility Portfolio‡	12,347,113	191,750,667
EQ/Janus Enterprise Portfolio‡	1,942,803	46,588,414
EQ/JPMorgan Growth Stock Portfolio*‡	993,275	88,322,021
EQ/JPMorgan Value Opportunities Portfolio‡	4,700,710	100,924,254
EQ/Large Cap Core Managed Volatility Portfolio‡	18,822,496	223,987,704
EQ/Large Cap Value Managed Volatility Portfolio‡	6,788,393	133,256,160
EQ/Loomis Sayles Growth Portfolio*‡	6,302,120	85,960,920
EQ/MFS International Growth Portfolio‡	23,897,928	210,779,721
EQ/Morgan Stanley Small Cap Growth Portfolio‡	12,048,410	125,423,952
EQ/Value Equity Portfolio‡	4,045,994	99,855,129

Total Equity		4,878,439,242

Fixed Income (28.9%)
1290 Diversified Bond Fund‡	11,687,030	99,106,014
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,608,633	149,145,527
1290 VT High Yield Bond Portfolio‡	4,230,100	39,805,243
EQ/Core Bond Index Portfolio‡	33,846,471	328,310,770
EQ/Core Plus Bond Portfolio‡	33,300,934	119,217,343
EQ/Intermediate Government Bond Portfolio‡	40,516,142	402,730,456
EQ/Long-Term Bond Portfolio‡	49,894,272	348,262,019
EQ/PIMCO Ultra Short Bond Portfolio‡	18,085,802	184,294,325
EQ/Quality Bond PLUS Portfolio‡	14,918,192	119,793,079
Multimanager Core Bond Portfolio‡	22,728,566	198,874,948

Total Fixed Income		1,989,539,724

Total Investments in Securities (99.9%) (Cost $5,310,446,175)		6,867,978,966
Other Assets Less Liabilities (0.1%)		4,351,844

Net Assets (100%)		$6,872,330,810

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	2,160,334	43,297,871	2,302,414	(5,882,561)	646,143	5,629,648	45,993,515	—	—
1290 VT Equity Income Portfolio	18,962,311	107,918,511	7,731	(18,644,197)	2,026,913	9,949,784	101,258,742	—	—
1290 VT GAMCO Small Company Value Portfolio	1,282,992	105,904,982	7,247	(13,447,684)	4,141,472	6,161,667	102,767,684	—	—
1290 VT Micro Cap Portfolio	6,856,730	76,933,480	2,205,316	(7,661,635)	(49,862)	8,865,005	80,292,304	—	—
1290 VT Small Cap Value Portfolio	5,345,269	74,022,162	4,831	(10,965,123)	1,210,984	3,237,892	67,510,746	—	—
ATM International Managed Volatility Portfolio	43,226,852	496,496,161	1,038,412	(55,372,728)	4,618,440	83,180,917	529,961,202	—	—
ATM Large Cap Managed Volatility Portfolio	75,607,642	1,216,263,073	34,883,589	(159,596,628)	61,602	110,549,868	1,202,161,504	—	—
ATM Mid Cap Managed Volatility Portfolio	14,176,719	115,016,346	11,008,214	(11,840,709)	(107,024)	2,314,040	116,390,867	—	—
ATM Small Cap Managed Volatility Portfolio	42,654,787	520,464,555	6,337,687	(59,477,959)	2,877	27,894,912	495,222,072	—	—
EQ/AB Small Cap Growth Portfolio	11,882,437	222,156,814	12,714,495	(28,395,369)	1,156,914	15,400,496	223,033,350	—	—
EQ/American Century Mid Cap Value Portfolio	1,031,699	23,114,039	3,001,450	(4,089,537)	4,210	2,297,297	24,327,459	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	13,543,842	183,048,944	11,596	(16,716,295)	704,613	12,677,924	179,726,782	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	4,752,013	77,282,984	5,314	(9,661,635)	(87,343)	2,837,986	70,377,306	—	—
EQ/Global Equity Managed Volatility Portfolio	10,533,618	195,249,782	13,287	(26,154,088)	940,099	24,822,862	194,871,942	—	—
EQ/International Core Managed Volatility Portfolio	9,989,899	117,907,136	8,938	(12,885,477)	3,322,355	19,917,348	128,270,300	—	—
EQ/International Equity Index Portfolio	682,937	7,464,225	—	—	—	1,960,300	9,424,525	—	—
EQ/International Value Managed Volatility Portfolio	12,347,113	175,012,940	13,287	(19,154,088)	1,111,708	34,766,820	191,750,667	—	—
EQ/Janus Enterprise Portfolio	1,942,803	43,213,266	7,203,141	(7,527,330)	404,105	3,295,232	46,588,414	—	—
EQ/JPMorgan Growth Stock Portfolio *	993,275	76,845,012	5,704,832	(7,515,123)	591,554	12,695,746	88,322,021	—	—
EQ/JPMorgan Value Opportunities Portfolio	4,700,710	108,584,270	6,607,731	(25,794,197)	2,444,598	9,081,852	100,924,254	—	—
EQ/Large Cap Core Managed Volatility Portfolio	18,822,496	228,724,378	15,462	(23,288,394)	(639,450)	19,175,708	223,987,704	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,788,393	146,363,444	5,910,388	(29,375,014)	7,255,531	3,101,811	133,256,160	—	—
EQ/Loomis Sayles Growth Portfolio *	6,302,120	80,892,448	3,504,832	(11,965,123)	50,570	13,478,193	85,960,920	—	—
EQ/MFS International Growth Portfolio	23,897,928	207,832,057	10,915,462	(45,588,394)	12,614,825	25,005,771	210,779,721	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	12,048,410	124,385,794	6,207,247	(22,847,684)	344,138	17,334,457	125,423,952	—	—
EQ/Value Equity Portfolio	4,045,994	107,233,416	6,307,731	(24,094,197)	8,072,129	2,336,050	99,855,129	—	—
Fixed Income
1290 Diversified Bond Fund	11,687,030	99,692,394	10,188,747	(15,247,684)	(193,873)	4,666,430	99,106,014	4,749,317	—
1290 VT DoubleLine Opportunistic Bond Portfolio	16,608,633	152,164,883	11,660,630	(23,723,271)	(638,712)	9,681,997	149,145,527	—	—
1290 VT High Yield Bond Portfolio	4,230,100	40,776,555	2,677,900	(6,079,074)	18,853	2,411,009	39,805,243	—	—
EQ/Core Bond Index Portfolio	33,846,471	340,289,503	31,173,676	(60,579,103)	653,341	16,773,353	328,310,770	—	—
EQ/Core Plus Bond Portfolio	33,300,934	121,541,973	8,308,455	(19,638,965)	(214,440)	9,220,320	119,217,343	—	—
EQ/Intermediate Government Bond Portfolio	40,516,142	417,999,217	41,028,265	(74,945,969)	100,689	18,548,254	402,730,456	—	—
EQ/Long-Term Bond Portfolio	49,894,272	351,264,981	18,175,124	(41,968,639)	(518,890)	21,309,443	348,262,019	—	—
EQ/PIMCO Ultra Short Bond Portfolio	18,085,802	192,100,195	19,213,288	(33,454,088)	(263,567)	6,698,497	184,294,325	—	—
EQ/Quality Bond PLUS Portfolio	14,918,192	123,818,166	11,608,456	(21,938,965)	(715,680)	7,021,102	119,793,079	—	—
Multimanager Core Bond Portfolio	22,728,566	203,743,348	22,245,779	(33,495,369)	(1,193,576)	7,574,766	198,874,948	5,398,679	—

Total		6,925,019,305	302,220,954	(989,012,296)	47,876,246	581,874,757	6,867,978,966	10,147,996	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$145,099,529	$6,722,879,437	$—	$6,867,978,966

Total Assets	$145,099,529	$6,722,879,437	$—	$6,867,978,966

Total Liabilities	$—	$—	$—	$—

Total	$145,099,529	$6,722,879,437	$—	$6,867,978,966

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,755,078,958
Aggregate gross unrealized depreciation	(264,653,092)

Net unrealized appreciation	$1,490,425,866

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,377,553,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,183,374	$25,194,039
1290 VT Equity Income Portfolio‡	12,933,315	69,063,904
1290 VT GAMCO Small Company Value Portfolio‡	1,006,199	80,596,531
1290 VT Micro Cap Portfolio‡	3,425,082	40,107,708
1290 VT Small Cap Value Portfolio‡	2,937,398	37,099,340
ATM International Managed Volatility Portfolio‡	27,116,637	332,449,975
ATM Large Cap Managed Volatility Portfolio‡	50,246,826	798,924,533
ATM Mid Cap Managed Volatility Portfolio‡	6,369,773	52,295,837
ATM Small Cap Managed Volatility Portfolio‡	21,944,947	254,780,829
EQ/AB Small Cap Growth Portfolio‡	6,361,606	119,407,337
EQ/American Century Mid Cap Value Portfolio‡	537,577	12,676,062
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,864,604	117,633,301
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,791,239	41,338,253
EQ/Global Equity Managed Volatility Portfolio‡	6,890,175	127,468,245
EQ/International Core Managed Volatility Portfolio‡	5,668,938	72,789,165
EQ/International Equity Index Portfolio‡	501,691	6,923,330
EQ/International Value Managed Volatility Portfolio‡	6,587,378	102,301,983
EQ/Janus Enterprise Portfolio‡	698,357	16,746,590
EQ/JPMorgan Growth Stock Portfolio*‡	537,414	47,786,881
EQ/JPMorgan Value Opportunities Portfolio‡	3,226,212	69,266,773
EQ/Large Cap Core Managed Volatility Portfolio‡	12,796,583	152,279,341
EQ/Large Cap Value Managed Volatility Portfolio‡	4,686,567	91,997,311
EQ/Loomis Sayles Growth Portfolio*‡	3,940,068	53,742,528
EQ/MFS International Growth Portfolio‡	15,826,345	139,588,359
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,361,318	66,221,322
EQ/Value Equity Portfolio‡	2,788,505	68,820,303

Total Equity		2,997,499,780

Fixed Income (8.9%)
1290 Diversified Bond Fund‡	1,719,612	14,582,307
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,420,643	21,737,375
1290 VT High Yield Bond Portfolio‡	616,615	5,802,346
EQ/Core Bond Index Portfolio‡	4,644,186	45,048,606
EQ/Core Plus Bond Portfolio‡	4,855,696	17,383,393
EQ/Intermediate Government Bond Portfolio‡	5,564,495	55,311,084
EQ/Long-Term Bond Portfolio‡	8,312,732	58,022,871
EQ/PIMCO Ultra Short Bond Portfolio‡	2,576,656	26,256,126
EQ/Quality Bond PLUS Portfolio‡	2,166,381	17,396,040
Multimanager Core Bond Portfolio‡	3,318,863	29,040,047

Total Fixed Income		290,580,195

Total Investments in Securities (100.0%) (Cost $2,332,058,221)		3,288,079,975
Other Assets Less Liabilities (0.0%)†		1,101,646

Net Assets (100%)		$3,289,181,621

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,183,374	23,586,220	5,274	(1,616,649)	176,703	3,042,491	25,194,039	—	—
1290 VT Equity Income Portfolio	12,933,315	71,863,184	19,780	(10,837,435)	1,103,773	6,914,602	69,063,904	—	—
1290 VT GAMCO Small Company Value Portfolio	1,006,199	78,925,530	21,097	(6,466,597)	595,237	7,521,264	80,596,531	—	—
1290 VT Micro Cap Portfolio	3,425,082	39,487,992	11,428	(3,502,740)	(20,821)	4,131,849	40,107,708	—	—
1290 VT Small Cap Value Portfolio	2,937,398	37,597,785	9,669	(2,963,857)	13,270	2,442,473	37,099,340	—	—
ATM International Managed Volatility Portfolio	27,116,637	305,790,325	90,980	(27,887,200)	2,184,814	52,271,056	332,449,975	—	—
ATM Large Cap Managed Volatility Portfolio	50,246,826	794,242,953	203,499	(64,875,719)	227,847	69,125,953	798,924,533	—	—
ATM Mid Cap Managed Volatility Portfolio	6,369,773	56,771,786	15,383	(4,715,227)	(30,976)	254,871	52,295,837	—	—
ATM Small Cap Managed Volatility Portfolio	21,944,947	265,773,048	82,190	(25,192,785)	(20,739)	14,139,115	254,780,829	—	—
EQ/AB Small Cap Growth Portfolio	6,361,606	107,253,573	11,928,130	(9,322,130)	(210,517)	9,758,281	119,407,337	—	—
EQ/American Century Mid Cap Value Portfolio	537,577	12,445,583	2,637	(808,325)	(1,353)	1,037,520	12,676,062	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,864,604	117,569,427	28,569	(8,756,850)	358,090	8,434,065	117,633,301	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,791,239	43,046,394	11,427	(3,502,740)	(7,283)	1,790,455	41,338,253	—	—
EQ/Global Equity Managed Volatility Portfolio	6,890,175	120,966,410	32,086	(10,134,617)	1,187	16,603,179	127,468,245	—	—
EQ/International Core Managed Volatility Portfolio	5,668,938	66,140,945	21,096	(6,466,597)	1,299,328	11,794,393	72,789,165	—	—
EQ/International Equity Index Portfolio	501,691	6,126,942	—	(749,999)	251,905	1,294,482	6,923,330	—	—
EQ/International Value Managed Volatility Portfolio	6,587,378	93,021,097	32,085	(9,834,617)	17,309	19,066,109	102,301,983	—	—
EQ/Janus Enterprise Portfolio	698,357	17,608,836	6,154	(1,886,091)	64,352	953,339	16,746,590	—	—
EQ/JPMorgan Growth Stock Portfolio *	537,414	41,237,042	2,710,549	(3,233,299)	158,653	6,913,936	47,786,881	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,226,212	69,927,609	19,777	(7,962,435)	177,971	7,103,851	69,266,773	—	—
EQ/Large Cap Core Managed Volatility Portfolio	12,796,583	154,283,688	38,238	(14,720,707)	(320,747)	12,998,869	152,279,341	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,686,567	96,976,217	26,371	(11,858,247)	2,121,780	4,731,190	91,997,311	—	—
EQ/Loomis Sayles Growth Portfolio *	3,940,068	53,164,078	10,548	(7,683,299)	138,065	8,113,136	53,742,528	—	—
EQ/MFS International Growth Portfolio	15,826,345	126,613,809	2,236,920	(12,566,545)	1,320,311	21,983,864	139,588,359	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	6,361,318	62,511,711	14,065	(4,811,065)	(36,054)	8,542,665	66,221,322	—	—
EQ/Value Equity Portfolio	2,788,505	69,023,761	19,779	(6,662,435)	2,074,163	4,365,035	68,820,303	—	—
Fixed Income
1290 Diversified Bond Fund	1,719,612	14,050,759	1,891,658	(1,997,208)	(31,512)	668,610	14,582,307	672,617	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,420,643	21,631,443	2,006,153	(3,186,091)	7,495	1,278,375	21,737,375	—	—
1290 VT High Yield Bond Portfolio	616,615	6,615,016	381,758	(1,538,883)	599	343,856	5,802,346	—	—
EQ/Core Bond Index Portfolio	4,644,186	45,630,080	4,462,307	(7,372,182)	14,940	2,313,461	45,048,606	—	—
EQ/Core Plus Bond Portfolio	4,855,696	17,310,759	1,405,274	(2,616,649)	(19,288)	1,303,297	17,383,393	—	—
EQ/Intermediate Government Bond Portfolio	5,564,495	56,017,539	5,815,383	(9,015,227)	20,957	2,472,432	55,311,084	—	—
EQ/Long-Term Bond Portfolio	8,312,732	57,381,408	2,216,262	(4,984,669)	(76,325)	3,486,195	58,022,871	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,576,656	26,646,726	2,517,032	(3,805,532)	(3,587)	901,487	26,256,126	—	—
EQ/Quality Bond PLUS Portfolio	2,166,381	17,579,277	1,704,836	(2,781,929)	6,597	887,259	17,396,040	—	—
Multimanager Core Bond Portfolio	3,318,863	29,069,736	3,493,307	(4,424,974)	1,272	900,706	29,040,047	772,457	—

Total		3,223,888,688	43,491,701	(310,741,551)	11,557,416	319,883,721	3,288,079,975	1,445,074	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$39,776,346	$3,248,303,629	$—	$3,288,079,975

Total Assets	$39,776,346	$3,248,303,629	$—	$3,288,079,975

Total Liabilities	$—	$—	$—	$—

Total	$39,776,346	$3,248,303,629	$—	$3,288,079,975

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$966,451,868
Aggregate gross unrealized depreciation	(41,592,024)

Net unrealized appreciation	$924,859,844

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,363,220,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (24.5%)
iShares Core S&P Total U.S. Stock Market ETF	12,900	$1,878,885
iShares Core S&P U.S. Growth ETF	23,900	3,932,506
iShares MSCI Global Min Vol Factor ETF	32,300	3,873,416
SPDR Portfolio Developed World ex-US ETF(x)	109,300	4,676,947
Vanguard FTSE Emerging Markets ETF(x)	90,200	4,887,036

Total Equity		19,248,790

Fixed Income (8.6%)
iShares Broad USD High Yield Corporate Bond ETF	104,400	3,944,232
Vanguard Total Bond Market ETF	37,300	2,774,001

Total Fixed Income		6,718,233

Total Exchange Traded Funds (33.1%) (Cost $22,263,021)		25,967,023

INVESTMENT COMPANIES:
Equity (21.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	61,469	1,308,669
1290 Essex Small Cap Growth Fund‡	179,900	3,013,332
1290 GAMCO Small/Mid Cap Value Fund‡	199,178	3,766,464
1290 SmartBeta Equity Fund‡	358,448	7,498,735
AB Small Cap Growth Portfolio*‡	12,375	942,987

Total Equity		16,530,187

Fixed Income (43.8%)
1290 Diversified Bond Fund‡	3,249,539	27,556,095
1290 High Yield Bond Fund‡	790,362	6,820,823

Total Fixed Income		34,376,918

Total Investment Companies (64.9%) (Cost $48,552,672)		50,907,105

Total Investments in Securities (98.0%) (Cost $70,815,693)		76,874,128
Other Assets Less Liabilities (2.0%)		1,526,068

Net Assets (100%)		$78,400,196

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at September 30, 2025, the Portfolio had loaned securities with a total value of $2,495,950. This was collateralized by $2,547,625 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 1/15/26 – 2/15/55.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	61,469	1,260,322	45,461	(161,847)	14,258	150,475	1,308,669	—	—
1290 Essex Small Cap Growth Fund	179,900	3,065,154	263,824	(1,005,568)	150,722	539,200	3,013,332	—	—
1290 GAMCO Small/Mid Cap Value Fund	199,178	3,761,955	301,487	(683,538)	14,191	372,369	3,766,464	—	—
1290 SmartBeta Equity Fund	358,448	7,980,891	310,833	(1,673,299)	211,968	668,342	7,498,735	—	—
AB Small Cap Growth Portfolio *	12,375	963,865	152,616	(209,674)	17,157	19,023	942,987	—	—
Fixed Income
1290 Diversified Bond Fund	3,249,539	26,849,705	3,285,993	(3,807,402)	51	1,227,748	27,556,095	1,311,686	—
1290 High Yield Bond Fund	790,362	7,050,247	646,582	(985,706)	3,647	106,053	6,820,823	327,216	—

Total		50,932,139	5,006,796	(8,527,034)	411,994	3,083,210	50,907,105	1,638,902	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,967,023	$—	$—	$25,967,023
Investment Companies
Investment Companies	50,907,105	—	—	50,907,105

Total Assets	$76,874,128	$—	$—	$76,874,128

Total Liabilities	$—	$—	$—	$—

Total	$76,874,128	$—	$—	$76,874,128

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,232,852
Aggregate gross unrealized depreciation	(2,310,716)

Net unrealized appreciation	$5,922,136

Federal income tax cost of investments in securities and derivative instruments, if applicable	$70,951,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.4%)
iShares Core S&P Total U.S. Stock Market ETF	5,700	$830,205
iShares Core S&P U.S. Growth ETF	9,290	1,528,576
iShares MSCI Global Min Vol Factor ETF	18,960	2,273,683
SPDR Portfolio Developed Worldex-US ETF	39,130	1,674,373
Vanguard FTSE Emerging Markets ETF	42,550	2,305,359

Total Equity		8,612,196

Fixed Income (4.2%)
iShares Broad USD High Yield Corporate Bond ETF	33,410	1,262,230

Total Exchange Traded Funds (32.6%) (Cost $8,443,586)		9,874,426

INVESTMENT COMPANIES:
Investment Companies (65.4%)
Equity (37.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	39,687	844,943
1290 Essex Small Cap Growth Fund‡	115,676	1,937,573
1290 GAMCO Small/Mid Cap Value Fund‡	128,168	2,423,665
1290 SmartBeta Equity Fund‡	259,401	5,426,670
AB Small Cap Growth Portfolio *‡	8,029	611,826

Total Equity		11,244,677

Fixed Income (28.3%)
1290 Diversified Bond Fund‡	818,384	6,939,900
1290 High Yield Bond Fund ‡	190,158	1,641,063

Total Fixed Income		8,580,963

Total Investment Companies (65.4%) (Cost $17,738,110)		19,825,640

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	527,665	527,877

Total Short-Term Investments (1.7%) (Cost $527,797)		527,877

Total Investments in Securities (99.7%) (Cost $26,709,493)		30,227,943
Other Assets Less Liabilities (0.3%)		92,247

Net Assets (100%)		$30,320,190

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	39,687	721,930	94,940	(86,627)	4,567	110,133	844,943	—	—
1290 Essex Small Cap Growth Fund	115,676	1,660,252	260,060	(431,236)	47,318	401,179	1,937,573	—	—
1290 GAMCO Small/Mid Cap Value Fund	128,168	2,030,445	324,232	(188,758)	1,727	256,019	2,423,665	—	—
1290 SmartBeta Equity Fund	259,401	4,735,900	484,154	(394,678)	(526)	601,820	5,426,670	—	—
AB Small Cap Growth Portfolio *	8,029	516,112	116,734	(50,593)	(94)	29,667	611,826	—	—
Fixed Income
1290 Diversified Bond Fund	818,384	5,021,872	2,461,387	(829,834)	445	286,030	6,939,900	302,680	—
1290 High Yield Bond Fund	190,158	1,422,191	253,488	(61,048)	25	26,407	1,641,063	73,175	—

Total		16,108,702	3,994,995	(2,042,774)	53,462	1,711,255	19,825,640	375,855	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,874,426	$—	$—	$9,874,426
Investment Companies
Investment Companies	19,825,640	—	—	19,825,640
Short-Term Investments
Investment Companies	527,877	—	—	527,877

Total Assets	$30,227,943	$—	$—	$30,227,943

Total Liabilities	$—	$—	$—	$—

Total	$30,227,943	$—	$—	$30,227,943

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,973,805
Aggregate gross unrealized depreciation	(493,717)

Net unrealized appreciation	$3,480,088

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,747,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.2%)
iShares Core S&P Total U.S. Stock Market ETF	7,500	$1,092,375
iShares Core S&P U.S. Growth ETF	11,200	1,842,848
iShares MSCI Global Min Vol Factor ETF	29,660	3,556,827
SPDR Portfolio Developed World ex-US ETF	43,370	1,855,802
Vanguard FTSE Emerging Markets ETF	54,960	2,977,733

Total Exchange Traded Funds (31.2%) (Cost $9,575,819)		11,325,585

INVESTMENT COMPANIES:
Investment Companies (66.7%)
Equity (53.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	70,461	1,500,105
1290 Essex Small Cap Growth Fund‡	180,543	3,024,088
1290 GAMCO Small/Mid Cap Value Fund‡	200,580	3,792,977
1290 SmartBeta Equity Fund‡	490,752	10,266,528
AB Small Cap Growth Portfolio *‡	12,495	952,137

Total Equity		19,535,835

Fixed Income (12.8%)
1290 Diversified Bond Fund‡	307,676	2,609,091
1290 High Yield Bond Fund ‡	233,241	2,012,870

Total Fixed Income		4,621,961

Total Investment Companies (66.7%) (Cost $19,836,502)		24,157,796

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	628,381	628,632

Total Short-Term Investments (1.7%) (Cost $628,589)		628,632

Total Investments in Securities (99.6%) (Cost $30,040,910)		36,112,013
Other Assets Less Liabilities (0.4%)		130,740

Net Assets (100%)		$36,242,753

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	70,461	1,294,082	188,802	(179,711)	4,924	192,008	1,500,105	—	—
1290 Essex Small Cap Growth Fund	180,543	2,478,778	509,349	(650,048)	46,654	639,355	3,024,088	—	—
1290 GAMCO Small/Mid Cap Value Fund	200,580	2,936,744	746,574	(287,353)	1,584	395,428	3,792,977	—	—
1290 SmartBeta Equity Fund	490,752	8,575,023	1,492,114	(904,070)	(209)	1,103,670	10,266,528	—	—
AB Small Cap Growth Portfolio *	12,495	816,426	181,044	(84,632)	(152)	39,451	952,137	—	—
Fixed Income
1290 Diversified Bond Fund	307,676	1,226,518	2,953,757	(1,678,651)	12,519	94,948	2,609,091	136,827	—
1290 High Yield Bond Fund	233,241	1,681,807	962,137	(647,762)	(149)	16,837	2,012,870	75,248	—

Total		19,009,378	7,033,777	(4,432,227)	65,171	2,481,697	24,157,796	212,075	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,325,585	$—	$—	$11,325,585
Investment Companies
Investment Companies	24,157,796	—	—	24,157,796
Short-Term Investments
Investment Companies	628,632	—	—	628,632

Total Assets	$36,112,013	$—	$—	$36,112,013

Total Liabilities	$—	$—	$—	$—

Total	$36,112,013	$—	$—	$36,112,013

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,115,525
Aggregate gross unrealized depreciation	(79,234)

Net unrealized appreciation	$6,036,291

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,075,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (22.8%)
EQ/American Century Mid Cap Value Portfolio‡	12,262	$289,133
EQ/Emerging Markets Equity PLUS Portfolio‡	31,097	352,642
EQ/Equity 500 Index Portfolio‡	20,519	1,996,480
EQ/International Equity Index Portfolio‡	50,496	696,842
EQ/Janus Enterprise Portfolio‡	22,846	547,853
EQ/MFS International Growth Portfolio‡	45,124	397,992
EQ/Small Company Index Portfolio‡	17,007	214,972
EQ/Value Equity Portfolio‡	9,879	243,803
Multimanager Aggressive Equity Portfolio‡	2,947	263,545

Total Equity		5,003,262

Fixed Income (77.3%)
1290 Diversified Bond Fund‡	393,586	3,337,606
1290 VT High Yield Bond Portfolio‡	235,115	2,212,428
EQ/Core Bond Index Portfolio‡	201,660	1,956,097
EQ/Core Plus Bond Portfolio‡	822,771	2,945,522
EQ/Long-Term Bond Portfolio‡	200,457	1,399,193
EQ/PIMCO Ultra Short Bond Portfolio‡	337,110	3,435,152
EQ/Quality Bond PLUS Portfolio‡	206,609	1,659,067

Total Fixed Income		16,945,065

Total Investments in Securities (100.1%) (Cost $21,626,654)		21,948,327
Other Assets Less Liabilities (-0.1%)		(12,360)

Net Assets (100%)		$21,935,967

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	12,262	345,168	13,602	(95,220)	33,820	(8,237)	289,133	—	—
EQ/Emerging Markets Equity PLUS Portfolio	31,097	454,906	18,087	(215,835)	20,226	75,258	352,642	—	—
EQ/Equity 500 Index Portfolio	20,519	2,520,053	197,319	(1,014,772)	628,618	(334,738)	1,996,480	—	—
EQ/International Equity Index Portfolio	50,496	801,803	41,707	(328,653)	76,475	105,510	696,842	—	—
EQ/Janus Enterprise Portfolio	22,846	720,466	67,104	(279,856)	67,137	(26,998)	547,853	—	—
EQ/MFS International Growth Portfolio	45,124	489,647	20,370	(192,636)	31,059	49,552	397,992	—	—
EQ/Small Company Index Portfolio	17,007	356,201	13,552	(167,428)	(4,763)	17,410	214,972	—	—
EQ/Value Equity Portfolio	9,879	296,952	21,302	(100,822)	7,495	18,876	243,803	—	—
Multimanager Aggressive Equity Portfolio	2,947	331,362	51,355	(163,615)	60,500	(16,057)	263,545	—	—
Fixed Income
1290 Diversified Bond Fund	393,586	3,621,250	408,448	(851,529)	(5,695)	165,132	3,337,606	172,704	—
1290 VT High Yield Bond Portfolio	235,115	2,595,648	148,457	(679,128)	(46,098)	193,549	2,212,428	—	—
EQ/Core Bond Index Portfolio	201,660	2,077,032	259,637	(490,708)	3,287	106,849	1,956,097	—	—
EQ/Core Plus Bond Portfolio	822,771	3,337,477	145,732	(779,959)	(132,765)	375,037	2,945,522	—	—
EQ/Long-Term Bond Portfolio	200,457	1,690,707	49,931	(430,268)	(139,846)	228,669	1,399,193	—	—
EQ/PIMCO Ultra Short Bond Portfolio	337,110	3,225,435	943,941	(856,245)	338	121,683	3,435,152	—	—
EQ/Quality Bond PLUS Portfolio	206,609	1,926,950	85,801	(449,691)	(22,689)	118,696	1,659,067	—	—

Total		24,791,057	2,486,345	(7,096,365)	577,099	1,190,191	21,948,327	172,704	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,337,606	$18,610,721	$—	$21,948,327

Total Assets	$3,337,606	$18,610,721	$—	$21,948,327

Total Liabilities	$—	$—	$—	$—

Total	$3,337,606	$18,610,721	$—	$21,948,327

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,191,757
Aggregate gross unrealized depreciation	(2,934,666)

Net unrealized appreciation	$257,091

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,691,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (52.2%)
EQ/American Century Mid Cap Value Portfolio‡	121,924	$2,874,962
EQ/Emerging Markets Equity PLUS Portfolio‡	447,834	5,078,441
EQ/Equity 500 Index Portfolio‡	323,757	31,501,531
EQ/International Equity Index Portfolio‡	761,615	10,510,294
EQ/Janus Enterprise Portfolio‡	188,182	4,512,600
EQ/MFS International Growth Portfolio‡	680,915	6,005,671
EQ/Small Company Index Portfolio‡	535,096	6,763,618
EQ/Value Equity Portfolio‡	88,442	2,182,740
Multimanager Aggressive Equity Portfolio‡	22,925	2,049,950

Total Equity		71,479,807

Fixed Income (47.9%)
1290 Diversified Bond Fund‡	1,490,373	12,638,361
1290 VT High Yield Bond Portfolio‡	1,023,440	9,630,574
EQ/Core Bond Index Portfolio‡	692,758	6,719,750
EQ/Core Plus Bond Portfolio‡	3,273,842	11,720,353
EQ/Long-Term Bond Portfolio‡	930,447	6,494,520
EQ/PIMCO Ultra Short Bond Portfolio‡	1,158,348	11,803,571
EQ/Quality Bond PLUS Portfolio‡	816,129	6,553,516

Total Fixed Income		65,560,645

Total Investments in Securities (100.1%) (Cost $104,273,233)		137,040,452
Other Assets Less Liabilities (-0.1%)		(142,372)

Net Assets (100%)		$136,898,080

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	121,924	3,098,632	325,571	(798,854)	69,891	179,722	2,874,962	—	—
EQ/Emerging Markets Equity PLUS Portfolio	447,834	4,978,191	117,288	(1,204,569)	22,190	1,165,341	5,078,441	—	—
EQ/Equity 500 Index Portfolio	323,757	33,025,726	2,537,426	(8,474,147)	4,137,874	274,652	31,501,531	—	—
EQ/International Equity Index Portfolio	761,615	10,334,640	345,809	(2,643,042)	589,829	1,883,058	10,510,294	—	—
EQ/Janus Enterprise Portfolio	188,182	4,943,292	506,884	(1,270,972)	68,862	264,534	4,512,600	—	—
EQ/MFS International Growth Portfolio	680,915	6,403,191	149,831	(1,645,591)	129,627	968,613	6,005,671	—	—
EQ/Small Company Index Portfolio	535,096	7,963,949	178,246	(1,950,081)	11,693	559,811	6,763,618	—	—
EQ/Value Equity Portfolio	88,442	2,200,892	213,028	(452,833)	27,232	194,421	2,182,740	—	—
Multimanager Aggressive Equity Portfolio	22,925	1,971,375	340,473	(613,700)	92,212	259,590	2,049,950	—	—
Fixed Income
1290 Diversified Bond Fund	1,490,373	11,598,248	2,391,554	(1,901,721)	561	549,719	12,638,361	596,516	—
1290 VT High Yield Bond Portfolio	1,023,440	9,906,093	1,012,846	(1,880,312)	11,126	580,821	9,630,574	—	—
EQ/Core Bond Index Portfolio	692,758	8,198,331	644,378	(2,498,830)	(7,645)	383,516	6,719,750	—	—
EQ/Core Plus Bond Portfolio	3,273,842	11,172,627	1,612,039	(1,926,945)	9,222	853,410	11,720,353	—	—
EQ/Long-Term Bond Portfolio	930,447	6,337,177	962,680	(1,200,054)	(139,248)	533,965	6,494,520	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,158,348	10,782,578	2,314,563	(1,691,027)	316	397,141	11,803,571	—	—
EQ/Quality Bond PLUS Portfolio	816,129	7,036,607	744,378	(1,578,830)	(69,749)	421,110	6,553,516	—	—

Total		139,951,549	14,396,994	(31,731,508)	4,953,993	9,469,424	137,040,452	596,516	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,638,361	$124,402,091	$—	$137,040,452

Total Assets	$12,638,361	$124,402,091	$—	$137,040,452

Total Liabilities	$—	$—	$—	$—

Total	$12,638,361	$124,402,091	$—	$137,040,452

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,219,028
Aggregate gross unrealized depreciation	(8,585,447)

Net unrealized appreciation	$32,633,581

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,406,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.6%)
EQ/American Century Mid Cap Value Portfolio‡	170,826	$4,028,084
EQ/Emerging Markets Equity PLUS Portfolio‡	1,298,178	14,721,344
EQ/Equity 500 Index Portfolio‡	986,779	96,013,626
EQ/International Equity Index Portfolio‡	2,281,471	31,484,294
EQ/Janus Enterprise Portfolio‡	258,851	6,207,256
EQ/MFS International Growth Portfolio‡	1,999,081	17,631,893
EQ/Small Company Index Portfolio‡	1,993,195	25,193,984
EQ/Value Equity Portfolio‡	269,953	6,662,452
Multimanager Aggressive Equity Portfolio‡	46,807	4,185,493

Total Equity		206,128,426

Fixed Income (28.4%)
1290 Diversified Bond Fund‡	1,515,198	12,848,877
1290 VT High Yield Bond Portfolio‡	1,520,500	14,307,902
EQ/Core Bond Index Portfolio‡	956,420	9,277,277
EQ/Core Plus Bond Portfolio‡	4,034,122	14,442,158
EQ/Long-Term Bond Portfolio‡	1,458,131	10,177,757
EQ/PIMCO Ultra Short Bond Portfolio‡	1,188,223	12,107,991
EQ/Quality Bond PLUS Portfolio‡	1,064,274	8,546,118

Total Fixed Income		81,708,080

Total Investments in Securities (100.0%) (Cost $190,820,018)		287,836,506
Other Assets Less Liabilities (0.0%)†		(113,914)

Net Assets (100%)		$287,722,592

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	170,826	4,150,849	305,173	(749,467)	(1,212)	322,741	4,028,084	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,298,178	12,157,818	666,328	(1,305,323)	3,336	3,199,185	14,721,344	—	—
EQ/Equity 500 Index Portfolio	986,779	85,294,493	7,464,029	(9,490,914)	432,389	12,313,629	96,013,626	—	—
EQ/International Equity Index Portfolio	2,281,471	26,093,636	1,458,046	(2,821,343)	217,668	6,536,287	31,484,294	—	—
EQ/Janus Enterprise Portfolio	258,851	5,931,643	820,173	(964,467)	(681)	420,588	6,207,256	—	—
EQ/MFS International Growth Portfolio	1,999,081	15,697,959	909,601	(1,901,099)	4,729	2,920,703	17,631,893	—	—
EQ/Small Company Index Portfolio	1,993,195	22,969,647	1,717,941	(1,945,963)	2,888	2,449,471	25,193,984	—	—
EQ/Value Equity Portfolio	269,953	5,555,860	759,256	(272,165)	(640)	620,141	6,662,452	—	—
Multimanager Aggressive Equity Portfolio	46,807	3,584,896	465,456	(504,784)	(4,905)	644,830	4,185,493	—	—
Fixed Income
1290 Diversified Bond Fund	1,515,198	10,669,393	2,596,225	(951,236)	(130)	534,625	12,848,877	571,737	—
1290 VT High Yield Bond Portfolio	1,520,500	12,470,505	2,389,077	(1,362,229)	(4,203)	814,752	14,307,902	—	—
EQ/Core Bond Index Portfolio	956,420	9,056,437	1,662,813	(1,908,258)	(104)	466,389	9,277,277	—	—
EQ/Core Plus Bond Portfolio	4,034,122	11,897,301	2,656,085	(1,104,034)	2,452	990,354	14,442,158	—	—
EQ/Long-Term Bond Portfolio	1,458,131	8,349,960	1,954,293	(718,458)	(2,337)	594,299	10,177,757	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,188,223	9,891,868	2,559,780	(731,036)	77	387,302	12,107,991	—	—
EQ/Quality Bond PLUS Portfolio	1,064,274	7,879,528	1,628,904	(1,377,762)	11,156	404,292	8,546,118	—	—

Total		251,651,793	30,013,180	(28,108,538)	660,483	33,619,588	287,836,506	571,737	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,848,877	$274,987,629	$—	$287,836,506

Total Assets	$12,848,877	$274,987,629	$—	$287,836,506

Total Liabilities	$—	$—	$—	$—

Total	$12,848,877	$274,987,629	$—	$287,836,506

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,951,078
Aggregate gross unrealized depreciation	(6,153,763)

Net unrealized appreciation	$96,797,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,039,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.7%)
EQ/American Century Mid Cap Value Portfolio‡	213,935	$5,044,586
EQ/Emerging Markets Equity PLUS Portfolio‡	1,385,871	15,715,773
EQ/Equity 500 Index Portfolio‡	1,078,654	104,953,013
EQ/International Equity Index Portfolio‡	2,519,679	34,771,565
EQ/Janus Enterprise Portfolio‡	199,823	4,791,755
EQ/MFS International Growth Portfolio‡	2,142,275	18,894,868
EQ/Small Company Index Portfolio‡	2,201,335	27,824,874
EQ/Value Equity Portfolio‡	324,824	8,016,654
Multimanager Aggressive Equity Portfolio‡	40,828	3,650,857

Total Equity		223,663,945

Fixed Income (18.3%)
1290 Diversified Bond Fund‡	811,573	6,882,143
1290 VT High Yield Bond Portfolio‡	868,058	8,168,426
EQ/Core Bond Index Portfolio‡	776,832	7,535,274
EQ/Core Plus Bond Portfolio‡	2,444,856	8,752,583
EQ/Long-Term Bond Portfolio‡	1,009,253	7,044,588
EQ/PIMCO Ultra Short Bond Portfolio‡	658,480	6,709,910
EQ/Quality Bond PLUS Portfolio‡	644,402	5,174,546

Total Fixed Income		50,267,470

Total Investments in Securities (100.0%) (Cost $175,206,073)		273,931,415
Other Assets Less Liabilities (0.0%)†		(89,723)

Net Assets (100%)		$273,841,692

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	213,935	4,880,008	155,724	(396,988)	(416)	406,258	5,044,586	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,385,871	12,962,231	421,185	(1,038,168)	3,016	3,367,509	15,715,773	—	—
EQ/Equity 500 Index Portfolio	1,078,654	94,600,579	5,023,616	(8,457,060)	462,573	13,323,305	104,953,013	—	—
EQ/International Equity Index Portfolio	2,519,679	29,021,659	944,165	(2,617,701)	135,720	7,287,722	34,771,565	—	—
EQ/Janus Enterprise Portfolio	199,823	4,796,047	205,724	(496,988)	(1,990)	288,962	4,791,755	—	—
EQ/MFS International Growth Portfolio	2,142,275	16,334,067	575,027	(1,062,210)	196	3,047,788	18,894,868	—	—
EQ/Small Company Index Portfolio	2,201,335	27,063,243	834,847	(2,614,552)	4,118	2,537,218	27,824,874	—	—
EQ/Value Equity Portfolio	324,824	7,063,962	582,645	(369,009)	53	739,003	8,016,654	—	—
Multimanager Aggressive Equity Portfolio	40,828	3,308,716	268,032	(470,472)	(7,209)	551,790	3,650,857	—	—
Fixed Income
1290 Diversified Bond Fund	811,573	6,132,513	1,194,464	(737,998)	(194)	293,358	6,882,143	312,314	—
1290 VT High Yield Bond Portfolio	868,058	7,314,321	1,155,763	(766,062)	(1,838)	466,242	8,168,426	—	—
EQ/Core Bond Index Portfolio	776,832	6,274,495	1,644,184	(737,998)	(497)	355,090	7,535,274	—	—
EQ/Core Plus Bond Portfolio	2,444,856	7,407,754	1,586,408	(844,901)	1,765	601,557	8,752,583	—	—
EQ/Long-Term Bond Portfolio	1,009,253	6,120,894	1,187,946	(683,890)	(1,692)	421,330	7,044,588	—	—
EQ/PIMCO Ultra Short Bond Portfolio	658,480	5,631,399	1,436,191	(571,601)	(39)	213,960	6,709,910	—	—
EQ/Quality Bond PLUS Portfolio	644,402	4,493,471	931,494	(496,483)	1,575	244,489	5,174,546	—	—

Total		243,405,359	18,147,415	(22,362,081)	595,141	34,145,581	273,931,415	312,314	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,882,143	$267,049,272	$—	$273,931,415

Total Assets	$6,882,143	$267,049,272	$—	$273,931,415

Total Liabilities	$—	$—	$—	$—

Total	$6,882,143	$267,049,272	$—	$273,931,415

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,694,272
Aggregate gross unrealized depreciation	(3,072,123)

Net unrealized appreciation	$98,622,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,309,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.7%)
EQ/American Century Mid Cap Value Portfolio‡	87,822	$2,070,844
EQ/Emerging Markets Equity PLUS Portfolio‡	828,886	9,399,567
EQ/Equity 500 Index Portfolio‡	669,096	65,103,010
EQ/International Equity Index Portfolio‡	1,596,720	22,034,735
EQ/Janus Enterprise Portfolio‡	74,735	1,792,145
EQ/MFS International Growth Portfolio‡	1,553,832	13,704,797
EQ/Small Company Index Portfolio‡	1,486,422	18,788,377
EQ/Value Equity Portfolio‡	261,057	6,442,882
Multimanager Aggressive Equity Portfolio‡	35,600	3,183,387

Total Equity		142,519,744

Fixed Income (8.3%)
1290 Diversified Bond Fund‡	190,905	1,618,874
1290 VT High Yield Bond Portfolio‡	315,649	2,970,253
EQ/Core Bond Index Portfolio‡	140,532	1,363,165
EQ/Core Plus Bond Portfolio‡	607,905	2,176,301
EQ/Long-Term Bond Portfolio‡	297,078	2,073,608
EQ/PIMCO Ultra Short Bond Portfolio‡	135,695	1,382,734
EQ/Quality Bond PLUS Portfolio‡	164,270	1,319,091

Total Fixed Income		12,904,026

Total Investments in Securities (100.0%) (Cost $113,705,418)		155,423,770
Other Assets Less Liabilities (0.0%)†		(61,555)

Net Assets (100%)		$155,362,215

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	87,822	1,769,046	185,319	(45,235)	7	161,707	2,070,844	—	—
EQ/Emerging Markets Equity PLUS Portfolio	828,886	7,277,257	629,898	(510,703)	424	2,002,691	9,399,567	—	—
EQ/Equity 500 Index Portfolio	669,096	54,217,584	4,149,040	(1,476,916)	465	8,212,837	65,103,010	—	—
EQ/International Equity Index Portfolio	1,596,720	16,498,915	1,426,629	(342,892)	413	4,451,670	22,034,735	—	—
EQ/Janus Enterprise Portfolio	74,735	1,547,719	185,318	(45,235)	(8)	104,351	1,792,145	—	—
EQ/MFS International Growth Portfolio	1,553,832	11,270,988	888,149	(623,121)	(108)	2,168,889	13,704,797	—	—
EQ/Small Company Index Portfolio	1,486,422	16,446,699	1,271,294	(727,782)	(166)	1,798,332	18,788,377	—	—
EQ/Value Equity Portfolio	261,057	5,510,436	484,035	(116,338)	11	564,738	6,442,882	—	—
Multimanager Aggressive Equity Portfolio	35,600	2,698,222	178,329	(147,861)	50	454,647	3,183,387	—	—
Fixed Income
1290 Diversified Bond Fund	190,905	1,269,002	307,621	(24,449)	—	66,700	1,618,874	69,742	—
1290 VT High Yield Bond Portfolio	315,649	2,325,339	526,823	(44,048)	(2)	162,141	2,970,253	—	—
EQ/Core Bond Index Portfolio	140,532	1,147,112	169,922	(19,556)	(1)	65,688	1,363,165	—	—
EQ/Core Plus Bond Portfolio	607,905	1,588,011	479,367	(32,989)	—	141,912	2,176,301	—	—
EQ/Long-Term Bond Portfolio	297,078	1,570,370	419,368	(32,989)	(8)	116,867	2,073,608	—	—
EQ/PIMCO Ultra Short Bond Portfolio	135,695	967,564	394,921	(19,556)	2	39,803	1,382,734	—	—
EQ/Quality Bond PLUS Portfolio	164,270	940,125	339,920	(19,556)	(4)	58,606	1,319,091	—	—

Total		127,044,389	12,035,953	(4,229,226)	1,075	20,571,579	155,423,770	69,742	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,618,874	$153,804,896	$—	$155,423,770

Total Assets	$1,618,874	$153,804,896	$—	$155,423,770

Total Liabilities	$—	$—	$—	$—

Total	$1,618,874	$153,804,896	$—	$155,423,770

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,873,496
Aggregate gross unrealized depreciation	(242,854)

Net unrealized appreciation	$41,630,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,793,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	404,370	$35,305,545
iShares Core S&P 500 ETF	55,538	37,171,583
iShares Core S&P Mid-Cap ETF	191,450	12,494,027
iShares Core S&P Small-Cap ETF	20,750	2,465,722
iShares MSCI EAFE ETF	109,260	10,201,606
iShares Russell 2000 ETF	10,825	2,619,217
Vanguard Large-Cap ETF	42,160	12,979,378
Vanguard S&P 500 ETF	64,070	39,235,187

Total Equity		152,472,265

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	971,557	81,717,659

Total Exchange Traded Funds (99.5%) (Cost $193,759,330)		234,189,924

SHORT-TERM INVESTMENTS:
Investment Companies (7.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	16,362,729	16,362,729
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	1,204,092	1,204,574

Total Investment Companies		17,567,303

Total Short-Term Investments (7.4%) (Cost $17,567,415)		17,567,303

Total Investments in Securities (106.9%) (Cost $211,326,745)		251,757,227
Other Assets Less Liabilities (-6.9%)		(16,306,154)

Net Assets (100%)		$235,451,073

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $65,750,133. This was collateralized by $50,795,428 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55 and by cash of $16,362,729 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$234,189,924	$—	$—	$234,189,924
Short-Term Investments
Investment Companies	17,567,303	—	—	17,567,303

Total Assets	$251,757,227	$—	$—	$251,757,227

Total Liabilities	$—	$—	$—	$—

Total	$251,757,227	$—	$—	$251,757,227

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,264,015
Aggregate gross unrealized depreciation	(112)

Net unrealized appreciation	$39,263,903

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,493,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (26.1%)
iMGP DBi Managed Futures Strategy ETF(x)	43,230	$1,180,611
NYLI Merger Arbitrage ETF(x)*	42,090	1,511,031

Total Alternatives		2,691,642

Commodity (17.1%)
Invesco DB Agriculture Fund	15,520	415,315
Invesco DB Energy Fund	21,120	401,701
Invesco DB Precious Metals Fund	10,570	939,956

Total Commodity		1,756,972

Equity (26.6%)
iShares Core U.S. REIT ETF	11,630	682,914
JPMorgan Equity Premium Income ETF(x)	15,210	868,491
JPMorgan Nasdaq Equity Premium Income ETF	8,440	485,469
Vanguard Global ex-U.S. Real Estate ETF	14,590	696,526

Total Equity		2,733,400

Fixed Income (29.9%)
iShares Convertible Bond ETF	17,130	1,713,857
Vanguard Short-Term Inflation-Protected Securities ETF	26,970	1,365,491

Total Fixed Income		3,079,348

Total Exchange Traded Funds (99.7%) (Cost $9,186,500)		10,261,362

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	23,300	23,300

Total Short-Term Investments (0.2%) (Cost $23,300)		23,300

Total Investments in Securities (99.9%) (Cost $9,209,800)		10,284,662
Other Assets Less Liabilities (0.1%)		9,561

Net Assets (100%)		$10,294,223

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.
(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $37,354. This was collateralized by $14,803 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $23,300 which was subsequently invested in investment companies.

Glossary:
REIT	— Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,261,362	$—	$—	$10,261,362
Short-Term Investments
Investment Companies	23,300	—	—	23,300

Total Assets	$10,284,662	$—	$—	$10,284,662

Total Liabilities	$—	$—	$—	$—

Total	$10,284,662	$—	$—	$10,284,662

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,705
Aggregate gross unrealized depreciation	(125,225)

Net unrealized appreciation	$897,480

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,387,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$122

CONVERTIBLE PREFERRED STOCKS:
Financials (4.9%)
Banks (2.6%)
Bank of America Corp.
7.250%(y)	520	665,600
Wells Fargo & Co.
7.500%(y)	645	796,117

		1,461,717

Capital Markets (1.4%)
AMG Capital Trust II
5.150%	1,615	103,384
Ares Management Corp.
6.750%	5,167	256,748
KKR & Co., Inc.
6.250%	8,200	429,270

		789,402

Financial Services (0.9%)
Apollo Global Management, Inc.
6.750%	4,960	348,589
Shift4 Payments, Inc.
6.000%	1,575	149,420

		498,009

Total Financials		2,749,128

Health Care (0.4%)
Health Care Providers & Services (0.2%)
BrightSpring Health Services, Inc.
6.750%	1,000	101,090

Life Sciences Tools & Services (0.2%)
Bruker Corp.
6.375%*	390	106,002

Total Health Care		207,092

Industrials (2.7%)
Aerospace & Defense (2.4%)
Boeing Co. (The)
6.000%	19,050	1,325,309

Machinery (0.1%)
Chart Industries, Inc.
6.750%	1,000	71,060

Trading Companies & Distributors (0.2%)
QXO, Inc.
5.500%	2,100	115,479

Total Industrials		1,511,848

Information Technology (1.4%)
Semiconductors & Semiconductor Equipment (0.6%)
Microchip Technology, Inc.
7.500%(x)	5,200	306,956

Software (0.3%)
Strategy, Inc.
8.000%(y)	2,000	183,400

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.
7.625%	4,500	305,550

Total Information Technology		795,906

Materials (0.5%)
Chemicals (0.5%)
Albemarle Corp.
7.250%	8,000	303,040

Total Materials		303,040

Utilities (1.3%)
Electric Utilities (1.3%)
NextEra Energy, Inc.
7.299%	11,500	560,725
PG&E Corp.
6.000%	5,000	196,900

Total Utilities		757,625

Total Convertible Preferred Stocks (11.2%) (Cost $6,145,416)		6,324,639

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (88.3%)
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AST SpaceMobile, Inc.
2.375%, 10/15/32§	$107,000	110,906

Entertainment (1.0%)
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	103,428
Live Nation Entertainment, Inc.
3.125%, 1/15/29	148,000	238,740
2.875%, 1/15/30§	204,000	226,134

		568,302

Interactive Media & Services (0.5%)
Snap, Inc.
0.125%, 3/1/28	75,000	66,862
0.500%, 5/1/30	125,000	106,875
Trump Media & Technology Group Corp.
(Zero Coupon), 5/29/28§	150,000	139,594

		313,331

Media (1.1%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	87,660
Liberty Broadband Corp.
3.125%, 3/31/53§	175,000	172,725
Liberty Media Corp.
2.375%, 9/30/53§	170,000	277,440
Sirius XM Holdings, Inc.
3.750%, 3/15/28	75,000	78,188

		616,013

Total Communication Services		1,608,552

Consumer Discretionary (16.8%)
Automobile Components (0.2%)
LCI Industries
3.000%, 3/1/30§	92,000	93,932

Automobiles (3.0%)
Ford Motor Co.
(Zero Coupon), 3/15/26	405,000	410,467
Li Auto, Inc.
0.250%, 5/1/28	155,000	176,623
Lucid Group, Inc.
1.250%, 12/15/26§	175,000	162,750
5.000%, 4/1/30§	175,000	165,550
NIO, Inc.
3.875%, 10/15/29	70,000	74,552
4.625%, 10/15/30	95,000	99,370
Rivian Automotive, Inc.
4.625%, 3/15/29	275,000	284,762
3.625%, 10/15/30	270,000	248,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Winnebago Industries, Inc.
3.250%, 1/15/30	$60,000	$53,580

		1,675,678

Broadline Retail (5.8%)
Alibaba Group Holding Ltd.
0.500%, 6/1/31	840,000	1,543,080
Etsy, Inc.
0.125%, 10/1/26	125,000	129,474
0.125%, 9/1/27	60,000	55,186
0.250%, 6/15/28	205,000	180,810
1.000%, 6/15/30§	100,000	109,000
JD.com, Inc.
0.250%, 6/1/29	335,000	359,120
Liberty Interactive LLC
4.000%, 11/15/29	50,000	4,500
3.750%, 2/15/30	60,000	4,950
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	77,597
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	95,000	87,067
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	148,650
Sea Ltd.
2.375%, 12/1/25	185,000	365,283
0.250%, 9/15/26	220,000	210,694

		3,275,411

Diversified Consumer Services (0.3%)
Stride, Inc.
1.125%, 9/1/27	65,000	184,746

Hotels, Restaurants & Leisure (5.1%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	315,000	307,913
Carnival Corp.
5.750%, 12/1/27	175,000	390,851
Cheesecake Factory, Inc. (The)
2.000%, 3/15/30§	87,000	88,784
DoorDash, Inc.
(Zero Coupon), 5/15/30§	456,000	518,244
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	200,000	179,500
Expedia Group, Inc.
(Zero Coupon), 2/15/26	150,000	151,050
H World Group Ltd.
3.000%, 5/1/26	75,000	83,086
MakeMyTrip Ltd.
(Zero Coupon), 7/1/30§	225,000	232,297
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	122,900
3.250%, 12/15/27	80,000	76,256
NCL Corp. Ltd.
0.875%, 4/15/30§	100,000	117,687
0.750%, 9/15/30§	180,000	181,575
Trip.com Group Ltd.
0.750%, 6/15/29	243,000	309,704
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	103,530

		2,863,377

Household Durables (0.1%)
Meritage Homes Corp.
1.750%, 5/15/28	80,000	81,877

Leisure Products (0.2%)
Peloton Interactive, Inc.
5.500%, 12/1/29	60,000	134,160

Specialty Retail (2.1%)
GameStop Corp.
(Zero Coupon), 4/1/30§	270,000	306,315
(Zero Coupon), 6/15/32§	420,000	478,590
Guess?, Inc.
3.750%, 4/15/28	75,000	74,268
Wayfair, Inc.
3.250%, 9/15/27	67,000	102,093
3.500%, 11/15/28	120,000	248,820

		1,210,086

Total Consumer Discretionary		9,519,267

Consumer Staples (0.6%)
Food Products (0.5%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	45,425
Freshpet, Inc.
3.000%, 4/1/28	70,000	78,680
Post Holdings, Inc.
2.500%, 8/15/27	119,000	133,518

		257,623

Household Products (0.1%)
Spectrum Brands, Inc.
3.375%, 6/1/29	64,000	59,392

Total Consumer Staples		317,015

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Centrus Energy Corp.
2.250%, 11/1/30§	58,000	189,950
(Zero Coupon), 8/15/32§	130,000	200,525
Golar LNG Ltd.
2.750%, 12/15/30§	100,000	101,000
Kosmos Energy Ltd.
3.125%, 3/15/30	80,000	49,240
Northern Oil & Gas, Inc.
3.625%, 4/15/29	93,000	93,139
World Kinect Corp.
3.250%, 7/1/28	50,000	54,984

Total Energy		688,838

Financials (6.1%)
Banks (0.4%)
Barclays Bank plc
Series MSFT
1.000%, 2/16/29	125,000	140,749
BofA Finance LLC
0.600%, 5/25/27	100,000	98,550

		239,299

Capital Markets (2.2%)
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	271,950
(Zero Coupon), 10/1/29§	229,000	243,951
0.250%, 4/1/30	197,000	247,333
(Zero Coupon), 10/1/32§	252,000	278,334
HAT Holdings I LLC
3.750%, 8/15/28§	61,000	76,220
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	40,000	46,320
WisdomTree, Inc.
4.625%, 8/15/30§	70,000	74,141

		1,238,249

Consumer Finance (1.6%)
Qfin Holdings, Inc.
0.500%, 4/1/30§	85,000	73,100
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	127,351
1.250%, 3/15/29§	142,000	404,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Upstart Holdings, Inc.
2.000%, 10/1/29§	$70,000	$97,534
1.000%, 11/15/30§	104,000	97,292
(Zero Coupon), 2/15/32§	110,000	99,000

		898,480

Financial Services (1.7%)
Affirm Holdings, Inc.
0.750%, 12/15/29§	133,000	144,438
Block, Inc.
(Zero Coupon), 5/1/26	40,000	38,840
0.250%, 11/1/27	140,000	127,330
Euronet Worldwide, Inc.
0.625%, 10/1/30§	145,000	138,112
Global Payments, Inc.
1.500%, 3/1/31	313,000	286,475
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	125,000	128,250
0.500%, 8/1/27	104,000	102,345

		965,790

Insurance (0.1%)
Oscar Health, Inc.
2.250%, 9/1/30§	80,000	87,986

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	50,000	52,850

Total Financials		3,482,654

Health Care (9.5%)
Biotechnology (4.0%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27(x)	167,000	274,464
(Zero Coupon), 9/15/28§	107,000	105,997
Ascendis Pharma A/S
2.250%, 4/1/28	92,000	125,120
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27(x)	105,000	99,540
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	189,270
2.250%, 2/1/29	100,000	98,450
1.750%, 3/1/31§	89,000	118,637
Cytokinetics, Inc.
1.750%, 10/1/31§	108,000	123,592
Exact Sciences Corp.
0.375%, 3/15/27	110,000	105,545
0.375%, 3/1/28	120,000	110,820
2.000%, 3/1/30§	40,000	41,485
1.750%, 4/15/31§	100,000	93,047
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	160,125
1.000%, 8/15/28	113,000	158,765
Immunocore Holdings plc
2.500%, 2/1/30	70,000	63,091
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	128,835
1.750%, 6/15/28	100,000	138,188
Sarepta Therapeutics, Inc.
1.250%, 9/15/27	70,000	61,579
4.875%, 9/1/30§	100,000	80,000

		2,276,550

Health Care Equipment & Supplies (3.1%)
Alphatec Holdings, Inc.
0.750%, 3/15/30§	62,000	73,729
CONMED Corp.
2.250%, 6/15/27	115,000	109,423
Dexcom, Inc.
0.250%, 11/15/25	260,000	257,920
0.375%, 5/15/28	165,000	150,398
Enovis Corp.
3.875%, 10/15/28	101,000	99,334
Envista Holdings Corp.
1.750%, 8/15/28	70,000	65,931
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	53,762
2.500%, 6/1/29	138,000	127,327
Integer Holdings Corp.
1.875%, 3/15/30§	183,000	177,327
iRhythm Technologies, Inc.
1.500%, 9/1/29	109,000	149,548
Lantheus Holdings, Inc.
2.625%, 12/15/27	80,000	84,040
Merit Medical Systems, Inc.
3.000%, 2/1/29§	135,000	156,870
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	118,800
TransMedics Group, Inc.
1.500%, 6/1/28	89,000	126,344

		1,750,753

Health Care Providers & Services (0.7%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	85,000	81,430
1.250%, 2/15/31	100,000	129,952
Hims & Hers Health, Inc.
(Zero Coupon), 5/15/30§	156,000	175,110

		386,492

Health Care Technology (0.4%)
Evolent Health, Inc.
3.500%, 12/1/29	90,000	72,045
Teladoc Health, Inc.
1.250%, 6/1/27(x)	150,000	140,099

		212,144

Life Sciences Tools & Services (0.4%)
Repligen Corp.
1.000%, 12/15/28	88,000	88,264
Tempus AI, Inc.
0.750%, 7/15/30§	136,000	170,680

		258,944

Pharmaceuticals (0.9%)
Jazz Investments I Ltd.
2.000%, 6/15/26	190,000	201,685
3.125%, 9/15/30	165,000	195,773
Ligand Pharmaceuticals, Inc.
0.750%, 10/1/30§	80,000	90,044

		487,502

Total Health Care		5,372,385

Industrials (7.8%)
Aerospace & Defense (1.6%)
AeroVironment, Inc.
(Zero Coupon), 7/15/30	125,000	154,875
Axon Enterprise, Inc.
0.500%, 12/15/27	50,000	156,750
Rocket Lab USA, Inc.
4.250%, 2/1/29§	60,000	561,596
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	22,446

		895,667

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc.
2.250%, 8/15/28	100,000	108,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.6%)
Fluor Corp.
1.125%, 8/15/29	$85,000	$100,852
Granite Construction, Inc.
3.750%, 5/15/28	50,000	120,300
3.250%, 6/15/30	85,000	130,008

		351,160

Electrical Equipment (1.9%)
Array Technologies, Inc.
1.000%, 12/1/28	50,000	43,288
Bloom Energy Corp.
3.000%, 6/1/28	115,000	514,855
3.000%, 6/1/29	74,000	305,398
Enovix Corp.
4.750%, 9/15/30§	60,000	71,175
Fluence Energy, Inc.
2.250%, 6/15/30§	65,000	54,763
Sunrun, Inc.
4.000%, 3/1/30	75,000	101,910

		1,091,389

Ground Transportation (2.0%)
Hertz Corp. (The)
5.500%, 10/1/30§	60,000	60,455
Lyft, Inc.
0.625%, 3/1/29	96,000	123,840
(Zero Coupon), 9/15/30§	58,000	69,977
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	155,000	188,790
(Zero Coupon), 5/15/28§	204,000	216,648
0.875%, 12/1/28	315,000	463,050

		1,122,760

Machinery (0.3%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	40,000	42,816
JBT Marel Corp.
0.250%, 5/15/26	50,000	50,315
0.375%, 9/15/30§	46,000	44,689

		137,820

Passenger Airlines (0.2%)
JetBlue Airways Corp.
0.500%, 4/1/26	60,000	58,277
2.500%, 9/1/29	60,000	61,950

		120,227

Professional Services (1.0%)
CSG Systems International, Inc.
3.875%, 9/15/28	55,000	61,022
Dayforce, Inc.
0.250%, 3/15/26	120,000	117,420
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	104,496
Parsons Corp.
2.625%, 3/1/29	125,000	142,500
Planet Labs PBC
0.500%, 10/15/30§	42,000	56,595
Upwork, Inc.
0.250%, 8/15/26	86,000	83,155

		565,188

Total Industrials		4,392,211

Information Technology (31.7%)
Communications Equipment (1.4%)
Lumentum Holdings, Inc.
0.500%, 12/15/26	65,000	109,363
0.500%, 6/15/28	125,000	174,062
1.500%, 12/15/29	120,000	289,620
0.375%, 3/15/32§	210,000	241,080

		814,125

Electronic Equipment, Instruments & Components (1.3%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28	100,000	138,450
Avnet, Inc.
1.750%, 9/1/30§	57,000	57,542
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	116,160
1.375%, 7/15/30	104,000	119,184
Mirion Technologies, Inc.
0.250%, 6/1/30§	70,000	86,135
(Zero Coupon), 10/1/31§	12,000	12,876
OSI Systems, Inc.
2.250%, 8/1/29	56,000	81,172
Vishay Intertechnology, Inc.
2.250%, 9/15/30	125,000	113,511

		725,030

IT Services (5.7%)
Akamai Technologies, Inc.
0.375%, 9/1/27	148,000	141,562
1.125%, 2/15/29	225,000	211,050
0.250%, 5/15/33§	309,000	310,081
Applied Digital Corp.
2.750%, 6/1/30§	70,000	174,995
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	311,425
(Zero Coupon), 6/15/30§	305,000	346,327
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	69,000	64,908
(Zero Coupon), 8/15/30§	110,000	122,582
GDS Holdings Ltd.
2.250%, 6/1/32§	100,000	140,800
Okta, Inc.
0.375%, 6/15/26	60,000	58,228
Shopify, Inc.
0.125%, 11/1/25	165,000	173,333
Snowflake, Inc.
(Zero Coupon), 10/1/27(x)	212,000	321,816
(Zero Coupon), 10/1/29	181,000	283,356
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	355,290
Wix.com Ltd.
(Zero Coupon), 9/15/30§	196,000	214,032

		3,229,785

Semiconductors & Semiconductor Equipment (2.3%)
Camtek Ltd.
(Zero Coupon), 9/15/30§	73,000	81,760
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	77,904
(Zero Coupon), 3/1/28	135,000	116,922
Microchip Technology, Inc.
0.750%, 6/1/30	230,000	222,985
MKS, Inc.
1.250%, 6/1/30	213,000	233,235
Nova Ltd.
(Zero Coupon), 9/15/30§	134,000	161,087
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	130,000	147,940
0.500%, 3/1/29	230,000	212,214
Synaptics, Inc.
0.750%, 12/1/31§	53,000	52,179

		1,306,226

Software (16.7%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	113,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 6/1/29	$80,000	$76,720
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	113,332
0.375%, 7/1/27	100,000	94,150
BILL Holdings, Inc.
(Zero Coupon), 4/1/30§	237,000	210,930
Bitdeer Technologies Group
5.250%, 12/1/29§	85,000	114,113
4.875%, 7/1/31§	100,000	135,500
BlackLine, Inc.
1.000%, 6/1/29	109,000	113,050
Box, Inc.
1.500%, 9/15/29	85,000	85,425
Cipher Mining, Inc.
(Zero Coupon), 10/1/31§	171,000	188,186
Cleanspark, Inc.
(Zero Coupon), 6/15/30§	100,000	124,036
Commvault Systems, Inc.
(Zero Coupon), 9/15/30§	160,000	165,120
Confluent, Inc.
(Zero Coupon), 1/15/27	160,000	150,537
Core Scientific, Inc.
3.000%, 9/1/29§	80,000	143,680
(Zero Coupon), 6/15/31§	123,000	137,452
CyberArk Software Ltd.
(Zero Coupon), 6/15/30§	178,000	197,651
Datadog, Inc.
(Zero Coupon), 12/1/29(x)§	193,000	191,070
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	133,170
(Zero Coupon), 3/1/28	100,000	103,200
Five9, Inc.
1.000%, 3/15/29	125,000	110,438
Guidewire Software, Inc.
1.250%, 11/1/29(x)§	129,000	150,030
InterDigital, Inc.
3.500%, 6/1/27	81,000	362,191
IREN Ltd.
3.250%, 6/15/30§	70,000	205,332
Series IREN
3.500%, 12/15/29§	99,000	353,776
Jamf Holding Corp.
0.125%, 9/1/26	66,000	63,162
MARA Holdings, Inc.
(Zero Coupon), 3/1/30§	180,000	179,820
(Zero Coupon), 6/1/31§	160,000	151,453
(Zero Coupon), 8/1/32§	152,000	162,868
Nebius Group NV
2.000%, 6/5/29§	80,000	183,240
1.000%, 9/15/30§	260,000	302,380
3.000%, 6/5/31§	80,000	185,640
2.750%, 9/15/32§	260,000	302,250
Nutanix, Inc.
0.250%, 10/1/27	110,000	151,360
0.500%, 12/15/29§	144,000	162,101
PagerDuty, Inc.
1.500%, 10/15/28	65,000	63,505
Progress Software Corp.
1.000%, 4/15/26	40,000	39,920
3.500%, 3/1/30(x)	75,000	75,338
Rapid7, Inc.
0.250%, 3/15/27	105,000	98,111
RingCentral, Inc.
(Zero Coupon), 3/15/26	120,000	116,940
Riot Platforms, Inc.
0.750%, 1/15/30§	100,000	152,676
Rubrik, Inc.
(Zero Coupon), 6/15/30§	205,000	207,357
Strategy, Inc.
0.625%, 9/15/28	105,000	198,187
(Zero Coupon), 12/1/29§	375,000	335,629
(Zero Coupon), 3/1/30§	310,000	326,275
0.625%, 3/15/30	183,000	409,646
0.875%, 3/15/31	133,000	208,610
2.250%, 6/15/32	185,000	329,578
Terawulf, Inc.
2.750%, 2/1/30§	100,000	160,961
1.000%, 9/1/31§	150,000	178,500
Tyler Technologies, Inc.
0.250%, 3/15/26	105,000	115,238
Unity Software, Inc.
(Zero Coupon), 11/15/26	104,000	98,904
(Zero Coupon), 3/15/30(x)§	123,000	166,127
Varonis Systems, Inc.
1.000%, 9/15/29	80,000	86,240
Workiva, Inc.
1.250%, 8/15/28	144,000	141,840
Zscaler, Inc.
(Zero Coupon), 7/15/28§	301,000	298,442

		9,424,547

Technology Hardware, Storage & Peripherals (4.3%)
Seagate HDD Cayman
3.500%, 6/1/28	245,000	705,600
Super Micro Computer, Inc.
2.250%, 7/15/28§	100,000	113,079
3.500%, 3/1/29	325,000	331,175
(Zero Coupon), 6/15/30§	390,000	430,365
Western Digital Corp.
3.000%, 11/15/28(x)	260,000	833,950
Xerox Holdings Corp.
3.750%, 3/15/30	75,000	33,750

		2,447,919

Total Information Technology		17,947,632

Materials (1.1%)
Metals & Mining (1.1%)
B2Gold Corp.
2.750%, 2/1/30§	87,000	146,682
MP Materials Corp.
3.000%, 3/1/30§	144,000	458,352

Total Materials		605,034

Real Estate (2.8%)
Diversified REITs (0.4%)
Digital Realty Trust LP (REIT)
1.875%, 11/15/29§	191,000	200,550

Health Care REITs (1.3%)
Ventas Realty LP (REIT)
3.750%, 6/1/26	150,000	193,725
Welltower OP LLC (REIT)
2.750%, 5/15/28§	145,000	271,295
3.125%, 7/15/29§	191,000	280,484

		745,504

Hotel & Resort REITs (0.2%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	50,000	49,274
1.625%, 1/15/30§	60,000	58,991

		108,265

Industrial REITs (0.3%)
Rexford Industrial Realty LP (REIT)
4.375%, 3/15/27§	113,000	112,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 3/15/29§	$63,000	$63,441

		176,328

Office REITs (0.3%)
Boston Properties LP (REIT)
2.000%, 10/1/30§	175,000	174,300

Real Estate Management & Development (0.1%)
Redfin Corp.
0.500%, 4/1/27	80,000	73,880

Retail REITs (0.2%)
Federal Realty OP LP (REIT)
3.250%, 1/15/29§	108,000	109,674

Total Real Estate		1,588,501

Utilities (7.9%)
Electric Utilities (5.1%)
Alliant Energy Corp.
3.875%, 3/15/26	105,000	112,928
3.250%, 5/30/28§	79,000	81,409
Duke Energy Corp.
4.125%, 4/15/26	300,000	322,050
Evergy, Inc.
4.500%, 12/15/27	225,000	282,712
FirstEnergy Corp.
4.000%, 5/1/26	70,000	72,695
3.625%, 1/15/29§	206,000	218,422
3.875%, 1/15/31§	170,000	183,430
NextEra Energy Capital Holdings, Inc.
3.000%, 3/1/27	190,000	224,390
PG&E Corp.
4.250%, 12/1/27	356,000	360,023
Pinnacle West Capital Corp.
4.750%, 6/15/27	87,000	93,438
PPL Capital Funding, Inc.
2.875%, 3/15/28	145,000	165,518
Southern Co. (The)
3.875%, 12/15/25	172,000	193,586
4.500%, 6/15/27	215,000	238,972
3.250%, 6/15/28§	223,000	225,676
TXNM Energy, Inc.
5.750%, 6/1/54	101,000	131,723

		2,906,972

Gas Utilities (0.3%)
UGI Corp.
5.000%, 6/1/28	124,000	158,493

Independent Power and Renewable Electricity Producers (0.3%)
Ormat Technologies, Inc.
2.500%, 7/15/27	68,000	81,838
XPLR Infrastructure LP
(Zero Coupon), 11/15/25§	65,000	64,512
2.500%, 6/15/26§	50,000	48,750

		195,100

Multi-Utilities (1.9%)
CenterPoint Energy, Inc.
4.250%, 8/15/26	175,000	194,250
3.000%, 8/1/28§	150,000	152,302
3.369%, 9/15/29(e)	200,000	81,482
CMS Energy Corp.
3.375%, 5/1/28	113,000	123,735
WEC Energy Group, Inc.
4.375%, 6/1/27	169,000	202,462
3.375%, 6/1/28§	139,000	143,587
4.375%, 6/1/29	135,000	165,578

		1,063,396

Water Utilities (0.3%)
American Water Capital Corp.
3.625%, 6/15/26	150,000	150,210

Total Utilities		4,474,171

Total Convertible Bonds		49,996,260

Total Long-Term Debt Securities (88.3%) (Cost $42,782,975)		49,996,260

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,769,360	1,769,360

Total Investment Companies		1,969,360

Total Short-Term Investments (3.5%) (Cost $1,969,360)		1,969,360

Total Investments in Securities (103.0%) (Cost $50,897,751)		58,290,381
Other Assets Less Liabilities (-3.0%)		(1,686,622)

Net Assets (100%)		$56,603,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $19,856,445 or 35.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $1,949,981. This was collateralized by cash of $1,969,360 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$122	$—	$—	$122
Convertible Bonds
Communication Services	—	1,608,552	—	1,608,552
Consumer Discretionary	—	9,519,267	—	9,519,267
Consumer Staples	—	317,015	—	317,015
Energy	—	688,838	—	688,838
Financials	—	3,482,654	—	3,482,654
Health Care	—	5,372,385	—	5,372,385
Industrials	—	4,392,211	—	4,392,211
Information Technology	—	17,947,632	—	17,947,632
Materials	—	605,034	—	605,034
Real Estate	—	1,588,501	—	1,588,501
Utilities	—	4,474,171	—	4,474,171
Convertible Preferred Stocks
Financials	2,749,128	—	—	2,749,128
Health Care	207,092	—	—	207,092
Industrials	1,511,848	—	—	1,511,848
Information Technology	795,906	—	—	795,906
Materials	303,040	—	—	303,040
Utilities	757,625	—	—	757,625
Short-Term Investments
Investment Companies	1,969,360	—	—	1,969,360

Total Assets	$8,294,121	$49,996,260	$—	$58,290,381

Total Liabilities	$—	$—	$—	$—

Total	$8,294,121	$49,996,260	$—	$58,290,381

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,894,559
Aggregate gross unrealized depreciation	(2,891,375)

Net unrealized appreciation	$7,003,184

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,287,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.3%)
AASET Ltd.,
Series 2025-2A A
5.522%, 2/16/50§	$490,984	$496,103
AASET Trust,
Series 2024-1A B
6.900%, 5/16/49§	886,271	906,288
ABFC Trust,
Series 2007-WMC1 A1A
5.522%, 6/25/37(l)	2,274,048	1,648,296
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
4.792%, 10/25/36(l)	2,073,787	643,654
Affirm Asset Securitization Trust,
Series 2024-A A
5.610%, 2/15/29§	525,000	527,158
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,220,131
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	974,541
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
5.772%, 1/25/33(l)	1,983,142	1,791,307
AREIT Ltd.,
Series 2024-CRE9 B
6.688%, 5/17/41(l)§	400,000	399,000
Bain Capital Credit CLO Ltd.,
Series 2023-2A A1R
5.554%, 7/18/38(l)§	1,000,000	1,003,405
BDS LLC,
Series 2022-FL11 B
6.484%, 3/19/39(l)§	500,000	501,006
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	1,306,865	1,245,827
Bridge Street CLO II Ltd.,
Series 2021-1A A1A
5.817%, 7/20/34(l)§	500,000	500,071
BSPRT Issuer Ltd.,
Series 2023-FL10 B
7.415%, 9/15/35(l)§	530,000	530,001
Canyon Capital CLO Ltd.,
Series 2014-1A CR
7.322%, 1/30/31(l)§	500,000	500,841
Series 2017-1A DR
7.579%, 7/15/30(l)§	500,000	500,591
Canyon CLO Ltd.,
Series 2020-1A DR2
7.418%, 7/15/34(l)§	500,000	500,176
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR
7.175%, 7/20/34(l)§	1,000,000	999,944
Carlyle US CLO,
Series 2024-4A D
7.525%, 7/20/37(l)§	500,000	502,124
Cathedral Lake VIII Ltd.,
Series 2021-8A C
7.207%, 1/20/35(l)§	500,000	500,910
Series 2021-8A D1
8.007%, 1/20/35(l)§	1,000,000	1,000,761
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	502,738	463,943
Clover CLO LLC,
Series 2021-3A DR
6.868%, 1/25/35(l)§	500,000	500,250
Compass Datacenters Issuer II LLC,
Series 2024-1A B
7.000%, 2/25/49§	500,000	513,749
Cook Park CLO Ltd.,
Series 2018-1A D
7.184%, 4/17/30(l)§	500,000	501,470
Crown Point CLO IV Ltd.,
Series 2018-4A C
6.487%, 4/20/31(l)§	500,000	501,016
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2
4.650%, 5/20/49§	500,000	485,130
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	493,402
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,481,771
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
7.179%, 4/15/31(l)§	500,000	501,108
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
7.837%, 4/20/34(l)§	500,000	500,784
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,969,500
Fremont Home Loan Trust,
Series 2006-D 1A1
4.552%, 11/25/36(l)	4,183,154	2,369,204
Generate CLO 12 Ltd.,
Series 2023-12A AR
5.613%, 7/20/38(l)§	1,000,000	1,003,062
Generate CLO 13 Ltd.,
Series 2023-13A A1
6.132%, 1/20/37(l)§	500,000	502,156
Gilead Aviation LLC,
Series 2025-1A B
6.524%, 3/15/50§	490,302	497,850
Goldentree Loan Management US CLO Ltd.,
Series 2023-17A AR
5.605%, 1/20/39(l)§	500,000	501,224
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	234,857	195,552
GoodLeap Home Improvement Solutions Trust,
Series 2025-2A B
5.980%, 6/20/49§	600,000	608,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
ICG US CLO I Ltd.,
Series 2023-1A AR
5.709%, 7/18/38(l)§	$500,000	$502,045
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	266,236	264,290
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	244,366	242,858
KREF Ltd.,
Series 2021-FL2 AS
5.557%, 2/15/39(l)§	410,000	401,800
LCM 28 Ltd.,
Series 28A D
7.537%, 10/20/30(l)§	500,000	491,619
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	250,815	247,818
Madison Park Funding LXIII Ltd.,
Series 2023-63A A1R
5.725%, 7/21/38(l)§	500,000	501,685
Magnetite XLII Ltd.,
Series 2024-42A D1
7.118%, 1/25/38(l)§	500,000	505,249
Magnetite XXIII Ltd.,
Series 2019-23A DR
7.630%, 1/25/35(l)§	500,000	501,860
Magnetite XXXI Ltd.,
Series 2021-31A E
10.579%, 7/15/34(l)§	500,000	501,885
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
4.572%, 7/25/37(l)	4,961,179	991,143
MF1 LLC,
Series 2024-FL14 AS
6.374%, 3/19/39(l)§	530,000	531,326
MF1 Ltd.,
Series 2021-FL7 A
5.330%, 10/16/36(l)§	150,775	150,681
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
5.824%, 8/18/41(l)§	530,000	531,654
MidOcean Credit CLO III,
Series 2014-3A BR
6.387%, 4/21/31(l)§	615,734	616,209
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	115,691	110,576
Series 2018-2GS A
4.200%, 2/22/44§	190,941	178,649
Series 2019-2A B
3.280%, 9/20/40§	149,187	135,369
Nassau Ltd.,
Series 2018-IA A
5.729%, 7/15/31(l)§	79,851	79,861
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	3,111,875	2,951,646
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR3
5.732%, 7/22/38(l)§	500,000	502,198
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	213,667	209,990
Octagon 53 Ltd.,
Series 2021-1A E
11.079%, 4/15/34(l)§	1,000,000	953,585
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
7.087%, 1/20/30(l)§	500,000	500,558
OFSI BSL XI Ltd.,
Series 2022-11A BR
7.129%, 10/18/35(l)§	500,000	500,649
Option One Mortgage Loan Trust,
Series 2006-1 M2
4.842%, 1/25/36(l)	3,164,000	2,495,607
Ownit Mortgage Loan Trust,
Series 2006-3 M1
4.767%, 3/25/37(l)	2,311,099	2,372,951
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,131,969	1,135,964
Series 2024-SFR4 D
3.325%, 7/17/41§	5,000,000	4,696,202
Series 2024-SFR5 C
3.250%, 8/9/29(l)§	2,800,000	2,639,399
Series 2025-SFR3 D
3.390%, 7/17/42§	1,400,000	1,280,617
Series 2025-SFR4 A
4.300%, 8/17/42§	6,250,000	6,178,361
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,477,001
Rockland Park CLO Ltd.,
Series 2021-1A A1R
5.588%, 7/20/38(l)§	500,000	501,749
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	246,091	235,081
SoFi Consumer Loan Program Trust,
Series 2025-2 B
4.970%, 6/25/34§	700,000	705,576
Series 2025-3 C
5.040%, 8/15/34§	200,000	200,399
Sound Point CLO XX Ltd.,
Series 2018-2A C
6.525%, 7/26/31(l)§	500,000	500,088
Sound Point CLO XXIV,
Series 2019-3A DR
8.080%, 10/25/34(l)§	500,000	481,004
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
7.937%, 7/20/34(l)§	500,000	499,983
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
7.980%, 10/25/34(l)§	500,000	485,629
Storm King Park CLO Ltd.,
Series 2022-1A AR
5.678%, 10/15/37(l)§	1,000,000	1,002,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Subway Funding LLC,
Series 2024-1A A23
6.505%, 7/30/54§	$248,125	$258,480
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	408,335	390,558
Switch ABS Issuer LLC,
Series 2024-2A A2
5.436%, 6/25/54§	220,000	221,111
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	190,000	180,704
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
7.479%, 1/15/31(l)§	500,000	500,724
Series 2014-2A ER
10.329%, 1/15/31(l)§	500,000	456,154
Series 2018-1A D
7.479%, 7/15/30(l)§	500,000	500,299
Series 2018-1A E
10.079%, 7/15/30(l)§	500,000	501,554
Trestles CLO VI Ltd.,
Series 2023-6A A1R
5.498%, 4/25/38(l)§	500,000	500,246
Trestles CLO VIII Ltd.,
Series 2025-8A A1
5.627%, 6/11/35(l)§	1,000,000	1,001,668
Tricon Residential Trust,
Series 2025-SFR2 A
5.200%, 8/17/44§	2,226,000	2,258,520
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	287,500	269,296
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	394,405	377,100
TRTX Issuer Ltd.,
Series 2021-FL4 A
5.457%, 3/15/38(l)§	113,934	113,893
Upland CLO Ltd.,
Series 2016-1A CR
7.487%, 4/20/31(l)§	1,000,000	1,001,722
Upstart Securitization Trust,
Series 2025-2 A2
5.220%, 6/20/35§	250,000	251,434
USQ Rail II LLC,
Series 2021-3A A
2.210%, 6/28/51§	421,015	403,719
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	823,357	787,000
Voya CLO Ltd.,
Series 2014-4A DR
10.532%, 7/14/31(l)§	1,000,000	1,000,084
Warwick Capital CLO 1 Ltd.,
Series 2023-1A AR
5.251%, 10/20/38(l)§	1,500,000	1,500,656
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	477,489	461,427
Wellfleet CLO Ltd.,
Series 2022-1A A1RN
5.738%, 7/15/37(l)§	500,000	500,582
Wind River CLO Ltd.,
Series 2014-3A DR2
7.994%, 10/22/31(l)§	1,500,000	1,503,737

Total Asset-Backed Securities		85,415,932

Collateralized Mortgage Obligations (6.5%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	362,229	202,690
Series 2006-6CB 2A10
6.000%, 5/25/36	1,614,246	592,903
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
4.752%, 4/25/36(l)	596,828	542,642
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	157,596	134,372
Series 2007-5 3A1
6.000%, 7/25/37	1,251,105	1,056,989
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,789,100	1,535,143
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,628,181	703,417
Series 2006-J4 A5
6.250%, 9/25/36	303,505	105,659
Series 2007-14 A18
6.000%, 9/25/37	1,388,926	680,707
Series 2007-HY1 1A1
4.682%, 4/25/37(l)	121,776	113,900
Series 2007-HY1 2A1
4.038%, 3/25/37(l)	46,842	41,702
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
5.411%, 3/25/36(l)	50,853	49,853
Series 2006-AR7 2A3A
4.589%, 11/25/36(l)	78,678	75,592
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	914,738	817,144
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	1,488,369	1,500,219
FHLMC,
Series 4050 ND
2.500%, 9/15/41	24,349	24,194
Series 4076 QD
2.500%, 11/15/41	50,131	49,631
Series 5057 AX
2.000%, 12/25/50	1,248,033	800,000
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	348,551	339,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2013-54 NP
2.500%, 3/25/43	$325,984	$306,358
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	1,974,695	59,583
GNMA,
Series 2020-188
2.000%, 12/20/50 IO	2,150,359	254,654
Series 2021-117 ID
3.500%, 6/20/51 IO	1,313,376	228,320
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
4.752%, 4/25/47(l)	1,924,822	1,679,992
HomeBanc Mortgage Trust,
Series 2005-4 M4
5.247%, 10/25/35(l)	7,066,300	6,383,802
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,200,554
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	1,363,291	1,368,429
PRPM LLC,
Series 2025-4 A1
6.179%, 6/25/30(e)§	679,460	681,084
Series 2025-5 A1
5.729%, 7/25/30(e)§	2,855,169	2,858,017
PRPM Trust,
Series 2025-3 A1
6.255%, 5/25/30(e)§	931,673	933,810
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,218,019	1,019,302
Series 2007-QS8 A10
6.000%, 6/25/37	765,254	614,657
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,386,921	482,357
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	102,992	88,910
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
5.152%, 10/25/35(l)	719,582	702,494
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	83,697	77,902
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,186,424
Verus Securitization Trust,
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,897,091
Series 2024-3 M1
6.887%, 4/25/69(l)§	750,000	762,220
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	103,072	94,215
Series 2007-PA6 A1
6.089%, 12/28/37(l)	696,083	633,823

Total Collateralized Mortgage Obligations		33,880,345

Commercial Mortgage-Backed Securities (5.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	291,993
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	537,405
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	517,553
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	302,616
Series 2021-BN37 C
3.209%, 11/15/64(l)	412,000	324,306
Series 2022-BNK39 AS
3.181%, 2/15/55	530,000	471,882
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	115,075
BANK5,
Series 2024-5YR10 AS
5.637%, 10/15/57	526,000	537,576
Series 2024-5YR9 A3
5.614%, 8/15/57	529,000	550,082
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	455,000	480,304
BBCMS Mortgage Trust,
Series 2020-C6 F5TC
3.811%, 2/15/53(l)§	644,000	473,702
Series 2021-C12 A5
2.689%, 11/15/54	653,000	580,880
Series 2021-C12 XD
1.146%, 11/15/54 IO(l)§	9,899,000	536,581
Series 2021-C9 A5
2.299%, 2/15/54	668,000	596,229
Series 2024-5C29 A3
5.208%, 9/15/57	527,000	540,742
Series 2025-5C37 AS
5.382%, 9/15/58(l)	473,000	482,682
Benchmark Mortgage Trust,
Series 2019-B13 A3
2.701%, 8/15/57	525,000	494,479
Series 2021-B23 XA
1.362%, 2/15/54 IO(l)	4,792,060	234,748
Series 2022-B32 AS
3.527%, 1/15/55(l)	530,000	470,653
Series 2024-V10 A3
5.277%, 9/15/57	530,000	544,649
Series 2024-V11 A3
5.909%, 11/15/57(l)	239,000	251,198
Series 2024-V8 A2
5.707%, 7/15/57	528,000	544,788
Series 2024-V8 A3
6.189%, 7/15/57(l)	454,000	479,355
Series 2024-V9 A3
5.602%, 8/15/57	528,000	547,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-V15 AS
6.175%, 6/15/58	$302,000	$316,929
Series 2025-V16 A3
5.439%, 8/15/58(l)	160,000	166,026
Series 2025-V17 A3
5.075%, 9/15/58	473,000	483,552
BMO Mortgage Trust,
Series 2024-5C3 AS
6.286%, 2/15/57(l)	516,000	540,908
Series 2024-5C6 A3
5.316%, 9/15/57	527,000	541,839
Series 2025-5C11 AS
5.938%, 7/15/58	459,000	477,606
Series 2025-5C12 AS
5.557%, 10/15/58	472,000	484,110
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	350,000	330,771
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	50,200
CENT Trust,
Series 2025-CITY A
5.091%, 7/10/40(l)§	312,000	314,194
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	841,137
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	495,467
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.900%, 2/10/49(l)	504,000	471,898
Series 2016-P4 XA
2.044%, 7/10/49 IO(l)	648,865	4,147
Series 2019-GC41 B
3.199%, 8/10/56	276,000	243,219
Series 2020-420K D
3.422%, 11/10/42(l)§	350,000	312,062
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	355,371
Commercial Mortgage Trust,
Series 2014-CR16 C
4.885%, 4/10/47(l)	900,000	860,283
Series 2015-CR26 XA
0.873%, 10/10/48 IO(l)	107,659	1
Series 2015-DC1 C
4.432%, 2/10/48(l)	100,000	89,773
Series 2016-DC2 XA
1.027%, 2/10/49 IO(l)	484,247	11
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.167%, 4/15/50 IO(l)	81,085	18
CSMC Trust,
Series 2021-B33 B
3.766%, 10/10/43(l)§	620,000	550,865
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
5.697%, 7/15/35(l)§	272,000	2,720
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.546%, 11/10/47(l)§	100,000	52,254
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	550,795
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.983%, 1/15/49 IO(l)	352,195	266
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.848%, 7/15/50(l)	600,000	524,929
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	752,427
Series 2016-C2 XA
1.617%, 6/15/49 IO(l)	668,151	3,483
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	374,675
Lstar Commercial Mortgage Trust,
Series 2016-4 C
4.778%, 3/10/49(l)§	72,000	68,622
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	500,000	471,761
Series 2017-C33 B
4.105%, 5/15/50	753,000	719,585
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.844%, 12/15/48 IO(l)	512,726	287
Series 2016-UB11 XA
1.564%, 8/15/49 IO(l)	690,007	4,513
Series 2021-L7 XD
1.035%, 10/15/54 IO(l)§	11,180,000	539,386
NJ Trust,
Series 2023-GSP A
6.697%, 1/6/29(l)§	500,000	523,981
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.975%, 10/10/48 IO(l)	433,344	3,164
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	380,000	321,867
UBS Commercial Mortgage Trust,
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	319,935
Series 2017-C7 C
4.727%, 12/15/50(l)	500,000	469,327
Series 2018-C13 A3
4.069%, 10/15/51	435,450	430,013
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§	181,000	183,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	$300,068	$283,609
Series 2019-1 M2
4.010%, 3/25/49(l)§	159,392	146,542
Series 2019-1 M3
4.120%, 3/25/49(l)§	131,113	115,555
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 C
4.776%, 11/15/48(l)	105,000	102,935
Series 2015-P2 XA
0.974%, 12/15/48 IO(l)	259,432	163
Series 2016-NXS6 XA
1.684%, 11/15/49 IO(l)	669,143	4,970
Series 2017-RC1 XA
1.536%, 1/15/60 IO(l)	702,117	10,038
Series 2019-C50 C
4.345%, 5/15/52	412,000	361,198
Series 2020-C58 B
2.704%, 7/15/53	550,000	456,085
Series 2025-5C4 A3
5.673%, 5/15/58	451,000	472,264
Series 2025-5C5 AS
5.918%, 7/15/58	465,000	482,678
Series 2025-5C6 C
5.830%, 10/15/58(l)	472,000	470,018

Total Commercial Mortgage-Backed Securities		28,061,520

Corporate Bonds (22.4%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.300%, 2/15/30	500,000	500,751
3.500%, 9/15/53	825,000	567,253
Bell Canada
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 9/15/55(k)	179,000	185,683
CCO Holdings LLC
5.125%, 5/1/27§	100,000	98,947
4.750%, 3/1/30§	140,000	134,172
4.750%, 2/1/32§	25,000	23,070
4.250%, 1/15/34(x)§	115,000	99,199
Level 3 Financing, Inc.
4.500%, 4/1/30§	70,000	63,907
6.875%, 6/30/33§	185,000	188,374
TELUS Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.000%, 10/15/55(k)(x)	294,000	309,560
Verizon Communications, Inc.
5.401%, 7/2/37§	475,000	482,505
Windstream Services LLC
8.250%, 10/1/31§	55,000	56,913
7.500%, 10/15/33§	45,000	45,001

		2,755,335

Entertainment (0.1%)
Netflix, Inc.
5.400%, 8/15/54	218,000	219,272
Warnermedia Holdings, Inc.
4.054%, 3/15/29	80,000	77,050
4.279%, 3/15/32(x)	35,000	32,069
5.050%, 3/15/42	55,000	43,862

		372,253

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.450%, 8/15/52	320,000	273,825

Media (0.3%)
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	70,000	67,987
7.125%, 2/15/31§	135,000	139,705
Directv Financing LLC
5.875%, 8/15/27§	87,000	86,883
8.875%, 2/1/30§	115,000	113,347
DISH DBS Corp.
5.750%, 12/1/28§	100,000	96,000
5.125%, 6/1/29	65,000	55,575
EchoStar Corp.
10.750%, 11/30/29	80,000	87,938
Gray Media, Inc.
9.625%, 7/15/32§	95,000	97,019
7.250%, 8/15/33§	95,000	93,931
Lamar Media Corp.
5.375%, 11/1/33§	110,000	109,313
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	105,000	104,684
7.375%, 9/1/31§	40,000	41,555
Sirius XM Radio LLC
5.500%, 7/1/29§	105,000	105,035
Univision Communications, Inc.
7.375%, 6/30/30(x)§	100,000	100,625
Videotron Ltd.
5.700%, 1/15/35§	283,000	287,664

		1,587,261

Wireless Telecommunication Services (0.2%)
Digicel Group Holdings Ltd.
Series 2B14
(Zero Coupon), 12/31/30(r)§	14,052	477
Series 4B14
(Zero Coupon), 12/31/30(r)§	40,405	196
Millicom International Cellular SA
5.125%, 1/15/28(m)	360,000	357,300
6.250%, 3/25/29(m)	360,000	363,960
T-Mobile USA, Inc.
3.400%, 10/15/52	329,000	224,871
5.250%, 6/15/55	190,000	176,223
5.875%, 11/15/55	183,000	186,737

		1,309,764

Total Communication Services		6,298,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (1.5%)
Automobile Components (0.1%)
American Axle & Manufacturing, Inc.
6.375%, 10/15/32§	$85,000	$84,823
7.750%, 10/15/33§	40,000	40,300
Clarios Global LP
6.750%, 2/15/30§	190,000	196,559
6.750%, 9/15/32§	225,000	229,966
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29§	55,000	47,300

		598,948

Automobiles (0.1%)
Hyundai Capital America
5.300%, 1/8/29§	559,000	572,616
Nissan Motor Acceptance Co. LLC
6.125%, 9/30/30§	100,000	100,071

		672,687

Broadline Retail (0.0%)†
Wayfair LLC
7.250%, 10/31/29§	75,000	77,501

Distributors (0.1%)
Dealer Tire LLC
8.000%, 2/1/28§	100,000	99,151
Genuine Parts Co.
4.950%, 8/15/29	234,000	238,606
Vamos Europe SA
9.200%, 1/26/31§	200,000	198,310

		536,067

Diversified Consumer Services (0.1%)
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29(x)§	60,000	59,739
Rentokil Terminix Funding LLC
5.000%, 4/28/30§	200,000	203,842
Wand NewCo 3, Inc.
7.625%, 1/30/32§	115,000	121,186

		384,767

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.000%, 10/15/32§	200,000	197,000
Carnival Corp.
5.125%, 5/1/29§	100,000	100,000
5.750%, 8/1/32§	190,000	193,274
6.125%, 2/15/33§	99,000	101,475
Expedia Group, Inc.
3.800%, 2/15/28	303,000	300,205
Fertitta Entertainment LLC
6.750%, 1/15/30§	60,000	56,175
Full House Resorts, Inc.
8.250%, 2/15/28§	80,000	73,630
Life Time, Inc.
6.000%, 11/15/31§	200,000	203,060
Light & Wonder International, Inc.
6.250%, 10/1/33§	125,000	125,213
Marriott International, Inc.
4.500%, 10/15/31	294,000	292,873
5.300%, 5/15/34	283,000	290,273
McDonald’s Corp.
4.450%, 3/1/47	325,000	280,333
NCL Corp. Ltd.
5.875%, 1/15/31§	55,000	54,983
6.250%, 9/15/33§	55,000	55,312
Rivers Enterprise Borrower LLC
6.625%, 2/1/33§	285,000	289,848
Rivers Enterprise Lender LLC
6.250%, 10/15/30§	50,000	50,234
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	274,000	276,434
5.375%, 1/15/36	128,000	128,468
Sabre GLBL, Inc.
8.625%, 6/1/27§	26,000	26,374
10.750%, 11/15/29§	101,000	97,844
Six Flags Entertainment Corp.
7.250%, 5/15/31(x)§	100,000	99,875
Viking Cruises Ltd.
5.875%, 10/15/33§	185,000	185,231
Voyager Parent LLC
9.250%, 7/1/32§	95,000	100,463

		3,578,577

Household Durables (0.1%)
Newell Brands, Inc.
6.375%, 5/15/30(x)	60,000	59,475
Whirlpool Corp.
6.500%, 6/15/33	95,000	94,732

		154,207

Specialty Retail (0.3%)
AutoZone, Inc.
5.125%, 6/15/30	274,000	282,775
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	100,000	106,375
InRetail Consumer
3.250%, 3/22/28(m)	600,000	582,960
Lowe’s Cos., Inc.
5.625%, 4/15/53	174,000	172,465
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	50,000	46,125
O’Reilly Automotive, Inc.
5.000%, 8/19/34	152,000	153,208
Staples, Inc.
10.750%, 9/1/29§	100,000	99,000
Victra Holdings LLC
8.750%, 9/15/29(x)§	265,000	278,642

		1,721,550

Total Consumer Discretionary		7,724,304

Consumer Staples (0.9%)
Beverages (0.1%)
Diageo Investment Corp.
5.125%, 8/15/30	235,000	243,166
Keurig Dr Pepper, Inc.
Series 10
5.200%, 3/15/31	288,000	294,323

		537,489

Consumer Staples Distribution & Retail (0.3%)
Cencosud SA
4.375%, 7/17/27(m)	600,000	598,500
Kroger Co. (The)
5.650%, 9/15/64	309,000	299,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
United Natural Foods, Inc.
6.750%, 10/15/28§	$415,000	$413,763
US Foods, Inc.
5.750%, 4/15/33§	260,000	261,617

		1,573,782

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.650%, 9/17/34	349,000	341,588
Campbell’s Co. (The)
5.400%, 3/21/34	149,000	152,520
Flowers Foods, Inc.
5.750%, 3/15/35	299,000	304,222
JBS USA Holding Lux Sarl
3.750%, 12/1/31	234,000	220,887
Mars, Inc.
5.700%, 5/1/55§	308,000	310,951
Minerva Luxembourg SA
8.875%, 9/13/33§	200,000	219,500
Post Holdings, Inc.
6.375%, 3/1/33§	150,000	151,547

		1,701,215

Tobacco (0.2%)
BAT Capital Corp.
5.625%, 8/15/35	292,000	302,731
4.540%, 8/15/47	257,000	214,135
Philip Morris International, Inc.
5.375%, 2/15/33	285,000	297,125
5.250%, 2/13/34	263,000	271,305

		1,085,296

Total Consumer Staples		4,897,782

Energy (2.5%)
Energy Equipment & Services (0.3%)
Archrock Partners LP
6.625%, 9/1/32(x)§	190,000	194,750
Guara Norte Sarl
5.198%, 6/15/34(m)	153,658	149,586
Kodiak Gas Services LLC
7.250%, 2/15/29§	190,000	196,887
6.500%, 10/1/33(x)§	55,000	55,990
6.750%, 10/1/35§	55,000	56,502
Nabors Industries, Inc.
9.125%, 1/31/30§	75,000	78,307
Transocean International Ltd.
8.000%, 2/1/27§	31,000	31,000
WBI Operating LLC
6.500%, 10/15/33§	175,000	174,563
Weatherford International Ltd.
8.625%, 4/30/30§	60,000	61,275
6.750%, 10/15/33§	195,000	195,185

		1,194,045

Oil, Gas & Consumable Fuels (2.2%)
Acu Petroleo Luxembourg Sarl
7.500%, 1/13/32(m)	221,049	224,917
Adani Renewable Energy RJ Ltd.
4.625%, 10/15/39(m)	167,000	142,785
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	499,715
Buckeye Partners LP
6.875%, 7/1/29§	95,000	98,442
Canacol Energy Ltd.
5.750%, 11/24/28(m)	400,000	136,632
Cheniere Energy Partners LP
4.000%, 3/1/31	303,000	291,968
Cheniere Energy, Inc.
4.625%, 10/15/28	288,000	287,203
Chord Energy Corp.
6.000%, 10/1/30§	75,000	74,455
6.750%, 3/15/33§	150,000	151,896
Civitas Resources, Inc.
8.375%, 7/1/28§	80,000	82,931
CNX Resources Corp.
6.000%, 1/15/29(x)§	100,000	99,794
Colonial Enterprises, Inc.
5.627%, 11/15/35§	179,000	180,783
Cosan Overseas Ltd.
8.250%, 11/5/25(m)(y)	500,000	504,000
DT Midstream, Inc.
4.125%, 6/15/29§	157,000	152,968
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	309,000	303,284
Ecopetrol SA
4.625%, 11/2/31	150,000	134,445
5.875%, 5/28/45(x)	100,000	76,480
5.875%, 11/2/51(x)	700,000	519,155
Enterprise Products Operating LLC
5.550%, 2/16/55	286,000	282,086
Expand Energy Corp.
6.750%, 4/15/29§	86,000	86,875
4.750%, 2/1/32	151,000	148,380
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	383,541	384,895
Florida Gas Transmission Co. LLC
5.750%, 7/15/35§	126,000	130,602
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40(m)	176,648	149,842
GNL Quintero SA
4.634%, 7/31/29(m)	376,640	376,691
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	190,000	194,571
Gulfstream Natural Gas System LLC
5.600%, 7/23/35§	177,000	181,124
Harvest Midstream I LP
7.500%, 5/15/32§	180,000	184,336
Hess Midstream Operations LP
5.875%, 3/1/28§	153,000	155,558
5.500%, 10/15/30§	157,000	157,966
Hilcorp Energy I LP
7.250%, 2/15/35(x)§	85,000	83,005
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	135,000	151,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Kinetik Holdings LP
5.875%, 6/15/30§	$148,000	$148,878
Matador Resources Co.
6.500%, 4/15/32§	100,000	100,758
NGL Energy Operating LLC
8.125%, 2/15/29§	50,000	51,250
NGPL PipeCo LLC
3.250%, 7/15/31§	341,000	308,585
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	800,000	795,200
Permian Resources Operating LLC
6.250%, 2/1/33(x)§	149,000	151,779
Pertamina Persero PT
1.400%, 2/9/26(m)	600,000	592,632
Peru LNG Srl
5.375%, 3/22/30(m)	300,040	287,513
Petrobras Global Finance BV
5.125%, 9/10/30	300,000	296,502
Petroleos Mexicanos
6.750%, 9/21/47	100,000	82,740
Raizen Fuels Finance SA
5.700%, 1/17/35(m)	400,000	366,000
Reliance Industries Ltd.
3.667%, 11/30/27(m)	250,000	247,283
SM Energy Co.
7.000%, 8/1/32§	105,000	105,000
Sunoco LP
6.000%, 4/15/27	90,000	89,817
Tallgrass Energy Partners LP
7.375%, 2/15/29§	95,000	97,732
6.750%, 3/15/34§	55,000	54,502
Targa Resources Corp.
5.500%, 2/15/35	65,000	66,090
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	487,361
Ultrapar International SA
5.250%, 10/6/26(m)	200,000	199,438
Venture Global LNG, Inc.
8.125%, 6/1/28§	55,000	56,925
8.375%, 6/1/31§	65,000	68,172
9.875%, 2/1/32(x)§	45,000	48,811
Venture Global Plaquemines LNG LLC
7.500%, 5/1/33§	35,000	38,642
6.500%, 1/15/34§	110,000	115,641
Viper Energy Partners LLC
4.900%, 8/1/30	105,000	105,735
Vital Energy, Inc.
7.875%, 4/15/32§	70,000	67,844

		11,659,941

Total Energy		12,853,986

Financials (3.8%)
Banks (1.8%)
Banco Continental SAECA
2.750%, 12/10/25(m)	500,000	497,295
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	500,000	498,000
Banco Nacional de Comercio Exterior SNC
5.875%, 5/7/30§	200,000	207,142
5.875%, 5/7/30(m)	500,000	517,855
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.625%, 5/1/30(k)(y)	158,000	164,740
(SOFR + 1.21%), 2.572%, 10/20/32(k)	243,000	217,722
(SOFR + 1.65%), 5.468%, 1/23/35(k)	234,000	243,754
(SOFR + 1.70%), 5.744%, 2/12/36(k)	258,000	268,267
Barclays plc
(SOFR + 1.83%), 5.860%, 8/11/46(k)	301,000	308,704
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§	306,000	325,131
Canadian Imperial Bank of Commerce
(SOFR + 1.11%), 5.245%, 1/13/31(k)	298,000	307,390
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)	121,000	119,161
(SOFR + 1.46%), 4.952%, 5/7/31(k)	251,000	255,386
(SOFR + 1.17%), 4.503%, 9/11/31(k)	178,000	177,992
(SOFR + 2.66%), 6.174%, 5/25/34(k)	145,000	153,962
Series GG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.875%, 8/15/30(k)(y)	152,000	156,560
Credit Agricole SA
(SOFR + 1.36%), 4.818%, 9/25/33(k)§	305,000	303,348
Huntington Bancshares, Inc.
(United States SOFR Compounded Index + 1.87%), 5.709%, 2/2/35(k)	146,000	152,011
Intercorp Financial Services, Inc.
4.125%, 10/19/27(m)	300,000	297,000
JPMorgan Chase & Co.
(SOFR + 1.01%), 5.140%, 1/24/31(k)	257,000	265,510
(SOFR + 1.44%), 5.103%, 4/22/31(k)(x)	277,000	285,978
(SOFR + 1.46%), 5.294%, 7/22/35(k)	549,000	567,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.64%), 5.576%, 7/23/36(k)	$190,000	$197,085
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	351,000	368,906
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.115%, 5/23/31(k)	348,000	356,861
PNC Financial Services Group, Inc. (The)
(SOFR + 1.42%), 5.373%, 7/21/36(k)	99,000	101,758
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29(k)	192,000	195,687
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36(k)§	308,000	307,402
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	128,000	138,646
(SOFR + 1.57%), 5.153%, 8/5/32(k)	287,000	295,088
Wells Fargo & Co.
(SOFR + 1.50%), 5.150%, 4/23/31(k)	575,000	592,754
(SOFR + 2.06%), 6.491%, 10/23/34(k)	418,000	463,706
(SOFR + 1.34%), 4.892%, 9/15/36(k)	126,000	125,583

		9,433,626

Capital Markets (0.4%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32(k)	262,000	269,911
Brookfield Asset Management Ltd.
6.077%, 9/15/55	248,000	256,460
Goldman Sachs Group, Inc. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.850%, 2/10/30(k)(y)	140,000	145,250
(SOFR + 1.55%), 5.330%, 7/23/35(k)	282,000	290,043
Morgan Stanley
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	148,000	154,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	277,000	288,811
SURA Asset Management SA
6.350%, 5/13/32§	200,000	213,500
UBS Group AG
(SOFR + 1.34%), 5.010%, 3/23/37(k)§	306,000	304,434

		1,922,785

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	225,000	230,340
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	310,000	322,853
Aircastle Ltd.
5.250%, 3/15/30§	284,000	289,438
American Express Co.
(SOFR + 1.44%), 5.016%, 4/25/31(k)	612,000	629,285
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	258,000	266,661
5.750%, 11/15/29§	309,000	321,067
Azorra Finance Ltd.
7.250%, 1/15/31§	190,000	197,837
GGAM Finance Ltd.
6.875%, 4/15/29§	190,000	197,036
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	152,000	154,436
6.400%, 3/26/29§	142,000	149,242
5.150%, 3/17/30§	39,000	39,472
6.500%, 3/26/31§	31,000	33,180
OneMain Finance Corp.
7.500%, 5/15/31(x)	95,000	99,156
7.125%, 9/15/32	65,000	67,119
6.500%, 3/15/33	140,000	140,350

		3,137,472

Financial Services (0.3%)
Block Financial LLC
5.375%, 9/15/32	322,000	323,864
Fiserv, Inc.
5.450%, 3/15/34	270,000	278,911
Freedom Mortgage Holdings LLC
8.375%, 4/1/32§	45,000	47,129
Global Payments, Inc.
4.950%, 8/15/27	297,000	300,490
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	10,463	10,355
Nationwide Building Society
(SOFR + 1.65%), 5.537%, 7/14/36(k)§	342,000	350,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
PennyMac Financial Services, Inc.
7.875%, 12/15/29§	$110,000	$116,630
6.875%, 5/15/32§	70,000	72,460
Rocket Cos., Inc.
6.375%, 8/1/33§	95,000	98,206

		1,598,975

Insurance (0.7%)
200 Park Funding Trust
5.740%, 2/15/55§	347,000	350,800
Acrisure LLC
6.750%, 7/1/32§	160,000	164,648
Alliant Holdings Intermediate LLC
6.500%, 10/1/31§	110,000	112,475
American International Group, Inc.
5.450%, 5/7/35	118,000	122,676
American National Group, Inc.
5.750%, 10/1/29	123,000	127,322
6.000%, 7/15/35	384,000	391,899
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	80,000	83,490
Arthur J Gallagher & Co.
4.850%, 12/15/29	174,000	177,605
Athene Global Funding
5.349%, 7/9/27§	241,000	245,377
4.721%, 10/8/29§	153,000	154,117
5.033%, 7/17/30§	167,000	169,422
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.625%, 10/15/54(k)	225,000	226,969
Brown & Brown, Inc.
6.250%, 6/23/55	123,000	129,045
Guardian Life Global Funding
4.798%, 4/28/30§	247,000	251,949
HUB International Ltd.
7.250%, 6/15/30§	80,000	83,403
MetLife, Inc.
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.350%, 3/15/55(k)	254,000	269,049
Panther Escrow Issuer LLC
7.125%, 6/1/31§	150,000	156,000
Prudential Financial, Inc.
5.200%, 3/14/35	189,000	194,262
Travelers Cos., Inc. (The)
5.700%, 7/24/55	122,000	126,540

		3,537,048

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
5.250%, 10/15/28§	165,000	164,794

Total Financials		19,794,700

Health Care (1.1%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	303,000	278,028
5.500%, 3/15/64	170,000	170,030
Amgen, Inc.
5.750%, 3/2/63	407,000	404,374
Biogen, Inc.
5.050%, 1/15/31	282,000	289,876
Gilead Sciences, Inc.
5.550%, 10/15/53	156,000	156,883

		1,299,191

Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Corp.
8.375%, 10/1/28§	240,000	250,191
GE HealthCare Technologies, Inc.
4.800%, 1/15/31	295,000	299,284
Medline Borrower LP
5.250%, 10/1/29§	160,000	158,600
Zimmer Biomet Holdings, Inc.
5.200%, 9/15/34	291,000	297,631

		1,005,706

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
4.600%, 3/15/43	285,000	248,471
4.500%, 11/15/44	41,000	34,993
Community Health Systems, Inc.
6.000%, 1/15/29(x)§	110,000	106,700
Elevance Health, Inc.
4.550%, 5/15/52	82,000	68,257
Laboratory Corp. of America Holdings
4.800%, 10/1/34	697,000	690,179
LifePoint Health, Inc.
10.000%, 6/1/32(x)§	135,000	141,750
Quest Diagnostics, Inc.
5.000%, 12/15/34	283,000	285,720
Radiology Partners, Inc.
8.500%, 7/15/32§	175,000	180,578

		1,756,648

Health Care Technology (0.0%)†
IQVIA, Inc.
6.250%, 2/1/29	202,000	212,446

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
4.750%, 9/9/34	294,000	292,384

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
5.250%, 1/30/30§	50,000	35,125
14.000%, 10/15/30§	5,000	5,012
Merck & Co., Inc.
5.700%, 9/15/55	372,000	379,983
Royalty Pharma plc
5.950%, 9/25/55	184,000	184,979
Takeda US Financing, Inc.
5.900%, 7/7/55	299,000	306,482
Zoetis, Inc.
4.150%, 8/17/28	289,000	289,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 2/1/43(x)	$121,000	$111,088

		1,312,339

Total Health Care		5,878,714

Industrials (3.6%)
Aerospace & Defense (0.3%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	115,000	118,341
General Electric Co.
4.900%, 1/29/36	122,000	123,164
Goat Holdco LLC
6.750%, 2/1/32§	110,000	112,891
Hexcel Corp.
5.875%, 2/26/35	173,000	179,556
Lockheed Martin Corp.
5.000%, 8/15/35	287,000	291,456
Northrop Grumman Corp.
4.030%, 10/15/47	184,000	150,265
5.200%, 6/1/54	295,000	279,250
TransDigm, Inc.
6.375%, 5/31/33§	185,000	187,298
6.250%, 1/31/34§	15,000	15,396
6.750%, 1/31/34§	20,000	20,675

		1,478,292

Building Products (0.4%)
Amrize Finance US LLC
4.950%, 4/7/30§	129,000	131,624
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	242,050
6.750%, 5/15/35§	100,000	104,433
Carlisle Cos., Inc.
5.550%, 9/15/40	123,000	124,523
Cornerstone Building Brands, Inc.
9.500%, 8/15/29§	105,000	101,588
CRH SMW Finance DAC
5.125%, 1/9/30	370,000	380,445
EMRLD Borrower LP
6.625%, 12/15/30§	185,000	190,087
Griffon Corp.
5.750%, 3/1/28	235,000	234,770
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32§	190,000	194,731
Owens Corning
5.700%, 6/15/34	140,000	147,219
Quikrete Holdings, Inc.
6.750%, 3/1/33§	165,000	171,188
Standard Building Solutions, Inc.
6.500%, 8/15/32§	95,000	97,477

		2,120,135

Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC
7.875%, 2/15/31§	280,000	293,300
Element Fleet Management Corp.
6.319%, 12/4/28§	273,000	288,862
5.037%, 3/25/30§	280,000	285,165
Garda World Security Corp.
8.250%, 8/1/32§	280,000	290,150
Madison IAQ LLC
5.875%, 6/30/29(x)§	305,000	301,187
Republic Services, Inc.
5.150%, 3/15/35	287,000	295,670
Rollins, Inc.
5.250%, 2/24/35	128,000	130,082
Veralto Corp.
5.350%, 9/18/28	104,000	107,127
5.450%, 9/18/33	151,000	157,651
Veritiv Operating Co.
10.500%, 11/30/30(x)§	95,000	102,244
Waste Connections, Inc.
5.250%, 9/1/35	243,000	250,257

		2,501,695

Construction & Engineering (0.2%)
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34(m)	517,951	420,985
MasTec, Inc.
5.900%, 6/15/29	285,000	297,995
Quanta Services, Inc.
5.250%, 8/9/34	254,000	260,071

		979,051

Electrical Equipment (0.1%)
Molex Electronic Technologies LLC
5.250%, 4/30/32§	321,000	327,102
Regal Rexnord Corp.
6.050%, 2/15/26	116,000	116,521
6.050%, 4/15/28	172,000	177,808
Vertiv Group Corp.
4.125%, 11/15/28§	153,000	149,175

		770,606

Ground Transportation (0.9%)
Ashtead Capital, Inc.
5.550%, 5/30/33§	243,000	250,186
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	409,000	391,955
CSX Corp.
3.800%, 11/1/46	717,000	568,619
Dcli Bidco LLC
7.750%, 11/15/29§	140,000	145,566
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	195,000	198,155
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	311,594	322,110
4.350%, 4/5/36(m)	350,567	337,526
Movida Europe SA
7.850%, 4/11/29(m)	400,000	384,692
Penske Truck Leasing Co. LP
5.250%, 2/1/30§	300,000	309,309
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	165,970
Star Leasing Co. LLC
7.625%, 2/15/30§	60,000	58,255
Uber Technologies, Inc.
4.500%, 8/15/29§	321,000	320,724
4.800%, 9/15/34	296,000	296,292
Union Pacific Corp.
3.700%, 3/1/29	500,000	494,403
Watco Cos. LLC
7.125%, 8/1/32§	95,000	98,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
XPO, Inc.
7.125%, 6/1/31§	$200,000	$208,620

		4,550,568

Machinery (0.1%)
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	280,000	292,600
Westinghouse Air Brake Technologies Corp.
4.900%, 5/29/30	278,000	283,814

		576,414

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	439,392	436,668
Yinson Bergenia Production BV
8.498%, 1/31/45§	200,000	214,450

		651,118

Passenger Airlines (0.0%)†
American Airlines, Inc.
8.500%, 5/15/29(x)§	95,000	99,097
JetBlue Airways Corp.
9.875%, 9/20/31§	35,000	35,525

		134,622

Professional Services (0.2%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	80,000	83,000
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	207,000	218,542
Paychex, Inc.
5.350%, 4/15/32	548,000	568,008
Verisk Analytics, Inc.
5.250%, 6/5/34	289,000	297,398
VT Topco, Inc.
8.500%, 8/15/30§	80,000	81,400

		1,248,348

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.375%, 7/15/29§	218,000	223,166
FTAI Aviation Investors LLC
5.875%, 4/15/33§	50,000	50,286
GATX Corp.
5.500%, 6/15/35	174,000	179,218
5.200%, 3/15/44	130,000	123,131
Herc Holdings, Inc.
7.000%, 6/15/30§	100,000	103,864
QXO Building Products, Inc.
6.750%, 4/30/32§	70,000	72,537
WESCO Distribution, Inc.
6.375%, 3/15/33§	25,000	25,885

		778,087

Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	480,000	440,179
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	240,000	220,090
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	245,312
4.375%, 7/3/29(m)	200,000	195,000
3.100%, 2/2/31(m)	200,000	178,000
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	160,900	168,823
JSW Infrastructure Ltd.
4.950%, 1/21/29(m)	400,000	401,500
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31(m)	675,433	688,942
Rutas 2 & 7 Finance Ltd.
(Zero Coupon),
9/30/36(m)	843,333	636,700
Seaspan Corp.
5.500%, 8/1/29§	150,000	142,426

		3,316,972

Total Industrials		19,105,908

Information Technology (1.6%)
Communications Equipment (0.1%)
CommScope LLC
9.500%, 12/15/31§	80,000	82,800
Motorola Solutions, Inc.
5.200%, 8/15/32	241,000	248,049

		330,849

Electronic Equipment, Instruments & Components (0.0%)†
Arrow Electronics, Inc.
5.150%, 8/21/29	283,000	289,662

IT Services (0.2%)
CoreWeave, Inc.
9.250%, 6/1/30§	60,000	61,950
Kyndryl Holdings, Inc.
4.100%, 10/15/41(x)	538,000	433,868
VeriSign, Inc.
5.250%, 6/1/32	361,000	370,500
Wipro IT Services LLC
1.500%, 6/23/26(m)	200,000	195,878

		1,062,196

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.500%, 2/15/41§	722,000	592,755
Foundry JV Holdco LLC
6.150%, 1/25/32§	500,000	534,471
5.875%, 1/25/34§	250,000	260,396
Marvell Technology, Inc.
5.950%, 9/15/33	538,000	576,906
NXP BV
4.850%, 8/19/32	243,000	243,354
Qorvo, Inc.
3.375%, 4/1/31§	174,000	159,728
Renesas Electronics Corp.
2.170%, 11/25/26§	660,000	643,294
SK Hynix, Inc.
4.250%, 9/11/28§	969,000	969,097

		3,980,001

Software (0.3%)
AppLovin Corp.
5.375%, 12/1/31	147,000	151,833
AthenaHealth Group, Inc.
6.500%, 2/15/30§	105,000	103,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Atlassian Corp.
5.250%, 5/15/29	$241,000	$247,800
Cloud Software Group, Inc.
6.625%, 8/15/33§	70,000	71,268
Ellucian Holdings, Inc.
6.500%, 12/1/29§	95,000	96,518
Intuit, Inc.
5.500%, 9/15/53	253,000	254,352
Oracle Corp.
5.875%, 9/26/45	239,000	238,493
Roper Technologies, Inc.
4.250%, 9/15/28	91,000	91,342
UKG, Inc.
6.875%, 2/1/31§	95,000	97,969
Workday, Inc.
3.700%, 4/1/29	270,000	265,734
3.800%, 4/1/32	161,000	153,650

		1,772,946

Technology Hardware, Storage & Peripherals (0.2%)
Dell, Inc.
6.500%, 4/15/38	138,000	149,779
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	584,000	579,771
NetApp, Inc.
5.500%, 3/17/32	142,000	147,562

		877,112

Total Information Technology		8,312,766

Materials (1.3%)
Chemicals (0.2%)
Braskem Idesa SAPI
6.990%, 2/20/32(m)	200,000	118,000
Braskem Netherlands Finance BV
4.500%, 1/31/30(m)	200,000	75,640
Celanese US Holdings LLC
6.500%, 4/15/30	45,000	45,292
6.750%, 4/15/33(x)	45,000	44,775
EQUATE Petrochemical Co. KSC
4.250%, 11/3/26(m)	200,000	199,100
OCP SA
6.750%, 5/2/34(m)	400,000	435,500
Olin Corp.
6.625%, 4/1/33§	70,000	70,356
Qnity Electronics, Inc.
6.250%, 8/15/33§	80,000	81,685
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	20,000	20,074
Unigel Luxembourg SA
13.500%, 12/31/27 PIK(m)	31,056	23,764
13.500%, 12/31/27 PIK§	22,114	16,921
11.000%, 12/31/28 PIK(m)	107,889	16,147
11.000%, 12/31/28 PIK§	25,089	3,755
Unigel Netherlands Holding Corp. BV
15.000%, 12/31/44 PIK(m)	131,402	—
WR Grace Holdings LLC
5.625%, 8/15/29§	105,000	97,475

		1,248,484

Containers & Packaging (0.3%)
Avery Dennison Corp.
5.750%, 3/15/33	139,000	146,917
CCL Industries, Inc.
3.050%, 6/1/30(x)§	306,000	287,805
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32§	190,000	194,761
Sealed Air Corp.
7.250%, 2/15/31§	145,000	152,122
Smurfit Kappa Treasury ULC
5.200%, 1/15/30	335,000	344,916
Sonoco Products Co.
4.600%, 9/1/29	153,000	153,938
Trident TPI Holdings, Inc.
12.750%, 12/31/28§	110,000	117,268

		1,397,727

Metals & Mining (0.8%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	500,000	485,000
Aris Mining Corp.
8.000%, 10/31/29§	200,000	206,750
CAP SA
3.900%, 4/27/31§	400,000	326,812
3.900%, 4/27/31(m)	300,000	245,109
Corp. Nacional del Cobre de Chile
3.000%, 9/30/29(m)	300,000	283,050
CSN Resources SA
5.875%, 4/8/32(m)	600,000	510,000
Freeport-McMoRan, Inc.
4.375%, 8/1/28(x)	300,000	299,225
5.250%, 9/1/29(x)	200,000	202,630
Gold Fields Orogen Holdings BVI Ltd.
6.125%, 5/15/29(m)	400,000	419,750
Minsur SA
4.500%, 10/28/31(m)	400,000	383,380
Newmont Corp.
5.350%, 3/15/34	282,000	293,473
Novelis Corp.
6.875%, 1/30/30(x)§	70,000	72,395
Rio Tinto Finance USA plc
5.750%, 3/14/55	175,000	179,816
Vale Overseas Ltd.
6.400%, 6/28/54	114,000	116,882

		4,024,272

Paper & Forest Products (0.0%)†
Suzano Netherlands BV
5.500%, 1/15/36	174,000	174,505

Total Materials		6,844,988

Real Estate (1.2%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	744,086
Uniti Group LP (REIT)
8.625%, 6/15/32(x)§	75,000	71,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
VICI Properties LP (REIT)
4.625%, 12/1/29(x)§	$295,000	$291,848

		1,107,567

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
4.750%, 1/15/28	154,000	155,126
3.250%, 4/15/33(x)	176,000	155,059
Sabra Health Care LP (REIT)
3.200%, 12/1/31	145,000	131,836

		442,021

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
7.000%, 2/1/30§	275,000	283,162
RHP Hotel Properties LP (REIT)
6.500%, 6/15/33§	160,000	164,670

		447,832

Industrial REITs (0.1%)
First Industrial LP (REIT)
5.250%, 1/15/31	367,000	375,826
Lineage OP LP (REIT)
5.250%, 7/15/30§	284,000	287,272

		663,098

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC
7.000%, 4/15/30(x)§	85,000	86,010
InRetail Shopping Malls
5.750%, 4/3/28(m)	400,000	399,672

		485,682

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
5.500%, 2/1/34	411,000	424,355
Essential Properties LP (REIT)
5.400%, 12/1/35	166,000	166,569
Sun Communities Operating LP (REIT)
2.700%, 7/15/31	338,000	305,932

		896,856

Retail REITs (0.0%)†
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
5.750%, 7/15/34	227,000	236,053

Specialized REITs (0.4%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	694,811
5.550%, 7/15/33	145,000	151,842
3.700%, 10/15/49	105,000	78,344
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	298,687
3.650%, 9/1/27	200,000	197,963
2.250%, 1/15/31	200,000	177,889
Extra Space Storage LP (REIT)
5.400%, 2/1/34	292,000	300,519
Iron Mountain, Inc. (REIT)
6.250%, 1/15/33§	35,000	35,656

		1,935,711

Total Real Estate		6,214,820

Utilities (3.7%)
Electric Utilities (2.6%)
Adani Electricity Mumbai Ltd.
3.949%, 2/12/30(m)	200,000	188,154
3.867%, 7/22/31(m)	200,000	183,973
Adani Transmission Step- One Ltd.
4.250%, 5/21/36(m)	486,500	439,066
AEP Texas, Inc.
5.450%, 5/15/29	173,000	179,232
AES Espana BV
5.700%, 5/4/28§	200,000	194,664
Alliant Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.750%, 4/1/56(k)	126,000	126,141
Arizona Public Service Co.
5.900%, 8/15/55	593,000	605,407
Buffalo Energy Mexico Holdings
7.875%, 2/15/39§	397,964	428,906
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§	200,000	206,046
Chile Electricity Lux MPC Sarl
6.010%, 1/20/33(m)	179,000	187,055
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	636,572	572,119
Comision Federal de Electricidad
6.450%, 1/24/35§	400,000	406,944
Commonwealth Edison Co.
5.950%, 6/1/55	286,000	304,449
Duke Energy Corp.
3.150%, 8/15/27	300,000	295,223
3.950%, 8/15/47	369,000	285,557
5.000%, 8/15/52	99,000	88,746
5.800%, 6/15/54	213,000	214,100
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	337,778
Enel Finance International NV
4.125%, 9/30/28§	200,000	199,565
5.125%, 6/26/29§	200,000	204,900
Entergy Arkansas LLC
5.750%, 6/1/54(x)	149,000	152,306
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	284,000	295,033
Evergy Kansas Central, Inc.
5.700%, 3/15/53	293,000	293,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Exelon Corp.
4.050%, 4/15/30(x)	$750,000	$741,115
Fenix Power Peru SA
4.317%, 9/20/27(m)	328,235	324,825
Interstate Power & Light Co.
5.600%, 10/1/55	153,000	150,186
ITC Holdings Corp.
5.400%, 6/1/33§	250,000	256,709
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	142,000	134,190
4.125%, 5/18/31(m)	568,000	536,760
Kentucky Utilities Co.
5.850%, 8/15/55	126,000	128,497
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	548,590	557,318
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	338,801	334,772
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	500,000	441,179
Niagara Mohawk Power Corp.
4.647%, 10/3/30§	148,000	148,644
NRG Energy, Inc.
6.000%, 2/1/33§	110,000	111,359
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, 5/15/27(m)	600,000	597,600
Southern Co. (The)
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	204,000	216,822
Series A
3.700%, 4/30/30	500,000	487,025
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40(m)	169,056	165,632
Trans-Allegheny Interstate Line Co.
5.000%, 1/15/31§	547,000	560,767
Transelec SA
3.875%, 1/12/29(m)	500,000	489,820
Virginia Electric and Power Co.
5.550%, 8/15/54	107,000	105,448
Series A
3.500%, 3/15/27	300,000	297,644
Vistra Operations Co. LLC
7.750%, 10/15/31§	120,000	126,750

		13,302,140

Gas Utilities (0.0%)†
National Fuel Gas Co.
5.950%, 3/15/35	121,000	126,170
Southern Natural Gas Co. LLC
5.450%, 8/1/35§	77,000	78,226

		204,396

Independent Power and Renewable Electricity Producers (0.3%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	151,600	157,929
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	478,825
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	69,500	62,688
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	198,101	210,423
7.250%, 1/31/41(m)(x)	198,101	210,424
PSEG Power LLC
5.200%, 5/15/30§	98,000	100,555
Saavi Energia Sarl
8.875%, 2/10/35§	200,000	215,740
Southern Power Co.
Series B
4.900%, 10/1/35	168,000	165,831

		1,602,415

Multi-Utilities (0.8%)
Ameren Corp.
3.650%, 2/15/26	550,000	548,742
Black Hills Corp.
6.000%, 1/15/35	278,000	296,108
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55(k)	146,000	150,745
Consumers Energy Co.
4.500%, 1/15/31	172,000	173,833
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	288,118
DTE Energy Co.
2.850%, 10/1/26	300,000	296,045
5.850%, 6/1/34	436,000	462,674
Empresas Publicas de Medellin ESP
4.375%, 2/15/31(m)	400,000	371,000
NiSource, Inc.
3.490%, 5/15/27	500,000	494,858
5.350%, 4/1/34	285,000	292,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54(k)	148,000	153,920
5.850%, 4/1/55	252,000	254,752
Sempra
5.500%, 8/1/33	500,000	517,110
		4,300,643

Total Utilities		19,409,594

Total Corporate Bonds		117,336,000

Foreign Government Securities (0.8%)
Dominican Republic Government Bond
5.950%, 1/25/27(m)	300,000	304,950
5.500%, 2/22/29(m)	300,000	306,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 1/30/30(m)	$150,000	$146,850
Kingdom of Morocco
2.375%, 12/15/27(m)	400,000	382,688
3.000%, 12/15/32(m)	300,000	265,567
Republic of Colombia
4.125%, 5/15/51	850,000	555,900
Republic of Guatemala
4.375%, 6/5/27(m)	500,000	497,500
4.875%, 2/13/28(m)	200,000	199,800
5.250%, 8/10/29(m)(x)	300,000	302,663
Republic of Paraguay
4.700%, 3/27/27(m)	543,000	546,530
United Mexican States
4.500%, 4/22/29	300,000	300,900
6.338%, 5/4/53	500,000	486,000

Total Foreign Government Securities		4,295,648

Mortgage-Backed Securities (23.8%)
FHLMC
4.650%, 12/1/28	2,727,000	2,765,023
2.500%, 1/1/43	199,299	177,360
3.000%, 7/1/45	158,742	144,601
3.000%, 8/1/45	253,181	230,518
3.000%, 4/1/47	718,629	648,787
4.000%, 10/1/48	139,925	134,196
FHLMC UMBS
2.000%, 5/1/51	1,717,467	1,396,752
2.000%, 9/1/51	3,147,771	2,596,362
3.000%, 3/1/52	3,788,136	3,386,323
2.500%, 4/1/52	3,706,714	3,185,177
2.500%, 5/1/52	3,750,652	3,227,622
5.000%, 12/1/52	1,874,874	1,870,572
5.000%, 5/1/53	4,482,712	4,494,839
5.500%, 5/1/53	3,495,614	3,560,611
5.000%, 6/1/53	2,669,182	2,689,749
5.500%, 11/1/53	1,152,268	1,175,853
6.000%, 11/1/53	2,587,826	2,694,222
5.500%, 2/1/54	4,474,099	4,574,966
6.000%, 2/1/54	640,191	666,511
6.000%, 4/1/54	4,272,882	4,408,965
5.500%, 5/1/54	2,107,264	2,150,398
5.000%, 1/1/55	4,474,135	4,440,099
6.000%, 4/1/55	3,618,443	3,715,364
FNMA
4.900%, 4/1/30	2,522,000	2,565,478
4.480%, 6/1/30	2,499,407	2,564,313
2.460%, 4/1/32	2,157,590	1,928,937
3.000%, 4/1/45	89,649	79,377
3.000%, 10/1/46	210,031	185,636
2.225%, 12/1/50	3,233,304	2,300,322
FNMA UMBS
3.000%, 3/1/43	778,437	709,915
5.500%, 11/1/44	1,270,280	1,291,914
4.000%, 4/1/45	3,812,730	3,720,638
3.000%, 9/1/46	467,708	422,154
3.000%, 10/1/46	1,482,860	1,338,430
3.000%, 12/1/46	1,015,907	916,959
3.500%, 12/1/46	736,445	688,035
3.000%, 2/1/47	1,587,288	1,431,199
3.000%, 12/1/48	1,912,149	1,725,907
3.500%, 11/1/50	2,650,170	2,447,804
2.000%, 2/1/51	6,182,214	5,089,589
3.000%, 6/1/51	3,902,199	3,494,080
2.500%, 4/1/52	7,097,046	6,085,181
5.000%, 7/1/52	1,492,575	1,491,482
4.500%, 11/1/52	2,633,834	2,567,291
6.000%, 10/1/53	2,621,902	2,705,732
5.000%, 11/1/53	1,330,727	1,324,762
5.500%, 3/1/54	2,159,171	2,203,366
5.500%, 6/1/54	2,694,570	2,761,514
6.000%, 6/1/54	1,647,507	1,704,370
5.500%, 7/1/54	1,266,961	1,299,229
6.000%, 8/1/54	742,377	769,824
5.500%, 9/1/55	1,373,715	1,389,331
GNMA
3.500%, 6/15/42	2,512,835	2,371,370
3.500%, 5/20/48	3,492,177	3,246,636
2.500%, 10/20/51	3,259,127	2,793,566
2.500%, 11/20/51	2,318,459	1,987,271
3.000%, 4/20/52	2,810,759	2,496,644

Total Mortgage-Backed Securities		124,433,126

U.S. Treasury Obligations (21.1%)
U.S. Treasury Bonds
1.375%, 11/15/40	57,200,000	37,288,417
1.250%, 5/15/50	6,400,000	3,135,037
1.875%, 2/15/51	10,500,000	5,991,355
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/27 TIPS	1,584,744	1,573,783
1.625%, 10/15/27 TIPS	2,050,215	2,082,846
0.500%, 1/15/28 TIPS	1,597,785	1,579,005
U.S. Treasury Notes
0.875%, 11/15/30	3,850,000	3,339,328
3.875%, 8/15/34	56,250,000	55,394,550

Total U.S. Treasury Obligations		110,384,321

Total Long-Term Debt Securities (96.3%) (Cost $516,937,798)		503,806,892

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting Administratiekantoor Unigel Creditors (ADR)(r)*	355	—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA(r)*	130	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $—)		—

INVESTMENT COMPANIES:
Fixed Income (2.0%)
DoubleLine Emerging Markets Local Currency Bond Fund , Class I	556,745	5,255,675
DoubleLine Global Bond Fund , Class I‡	590,381	5,218,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Total Investment Companies (2.0%) (Cost $11,063,850)		$10,474,641

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	3,269,795	3,269,795
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	2,208,197	2,209,080

Total Investment Companies		5,778,875

Total Short-Term Investments (1.1%) (Cost $5,779,096)		5,778,875

Total Investments in Securities (99.4%) (Cost $533,780,744)		520,060,408
Other Assets Less Liabilities (0.6%)		3,253,576

Net Assets (100%)		$523,313,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $131,264,168 or 25.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $24,622,303 or 4.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $3,485,701. This was collateralized by cash of $3,569,795 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	—	4,810,711	—	(4,771,544)	(549,925)	510,758	—	53,710	—
DoubleLine Global Bond Fund, Class I	590,381	3,545,203	1,400,001	—	—	273,762	5,218,966	80,463	—

Total		8,355,914	1,400,001	(4,771,544)	(549,925)	784,520	5,218,966	134,173	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$85,415,932	$—		$85,415,932
Collateralized Mortgage Obligations	—	33,880,345	—		33,880,345
Commercial Mortgage-Backed Securities	—	28,061,520	—		28,061,520
Common Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Corporate Bonds
Communication Services	—	6,297,765	673		6,298,438
Consumer Discretionary	—	7,724,304	—		7,724,304
Consumer Staples	—	4,897,782	—		4,897,782
Energy	—	12,853,986	—		12,853,986
Financials	—	19,794,700	—		19,794,700
Health Care	—	5,878,714	—		5,878,714
Industrials	—	19,105,908	—		19,105,908
Information Technology	—	8,312,766	—		8,312,766
Materials	—	6,844,988	—		6,844,988
Real Estate	—	6,214,820	—		6,214,820
Utilities	—	19,409,594	—		19,409,594
Foreign Government Securities	—	4,295,648	—		4,295,648
Investment Companies	10,474,641	—	—		10,474,641
Mortgage-Backed Securities	—	124,433,126	—		124,433,126
Short-Term Investments
Investment Companies	5,778,875	—	—		5,778,875
U.S. Treasury Obligations	—	110,384,321	—		110,384,321

Total Assets	$16,253,516	$503,806,219	$673		$520,060,408

Total	$16,253,516	$503,806,219	$673		$520,060,408

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,399,714
Aggregate gross unrealized depreciation	(21,808,505)

Net unrealized depreciation	$(14,408,791)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$534,469,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Entertainment (1.5%)
Warner Music Group Corp., Class A	193,873	$6,603,314

Media (2.0%)
Comcast Corp., Class A	295,473	9,283,762

Total Communication Services		15,887,076

Consumer Discretionary (1.2%)
Household Durables (1.2%)
Lennar Corp., Class A	42,759	5,389,344

Total Consumer Discretionary		5,389,344

Consumer Staples (11.4%)
Beverages (4.2%)
Coca-Cola Europacific Partners plc	141,206	12,766,435
Molson Coors Beverage Co., Class B	144,381	6,533,240

		19,299,675

Food Products (2.8%)
Kraft Heinz Co. (The)	267,478	6,965,127
Tyson Foods, Inc., Class A	111,651	6,062,649

		13,027,776

Household Products (1.8%)
Procter & Gamble Co. (The)	52,134	8,010,389

Tobacco (2.6%)
Philip Morris International, Inc.	72,180	11,707,596

Total Consumer Staples		52,045,436

Energy (8.3%)
Oil, Gas & Consumable Fuels (8.3%)
Chevron Corp.	91,766	14,250,342
Enbridge, Inc.	210,292	10,611,334
Phillips 66	96,742	13,158,847

Total Energy		38,020,523

Financials (20.0%)
Banks (8.8%)
Bank of Nova Scotia (The)	151,613	9,801,781
JPMorgan Chase & Co.	58,998	18,609,739
Wells Fargo & Co.	142,160	11,915,851

		40,327,371

Capital Markets (2.9%)
Northern Trust Corp.	99,059	13,333,341

Financial Services (2.3%)
Fidelity National Information Services, Inc.	159,731	10,532,662

Insurance (6.0%)
Allstate Corp. (The)	22,235	4,772,743
Chubb Ltd.	40,663	11,477,132
Everest Group Ltd.	15,597	5,462,537

First American Financial Corp.	84,472	5,426,481

		27,138,893

Total Financials		91,332,267

Health Care (17.7%)
Health Care Equipment & Supplies (5.7%)
Medtronic plc	157,414	14,992,109
Smith & Nephew plc (ADR)(x)	303,500	11,014,015

		26,006,124

Health Care Providers & Services (6.3%)
CVS Health Corp.	152,394	11,488,984
Humana, Inc.	40,192	10,456,753
UnitedHealth Group, Inc.	19,892	6,868,707

		28,814,444

Pharmaceuticals (5.7%)
Merck & Co., Inc.	166,469	13,971,743
Sanofi SA (ADR)	257,072	12,133,799

		26,105,542

Total Health Care		80,926,110

Industrials (8.1%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	40,483	13,804,703
L3Harris Technologies, Inc.	32,744	10,000,345

		23,805,048

Building Products (1.6%)
Johnson Controls International plc	64,069	7,044,387

Machinery (1.3%)
Fortive Corp.	122,163	5,984,765

Total Industrials		36,834,200

Information Technology (4.1%)
Electronic Equipment, Instruments & Components (0.4%)
Ralliant Corp.	40,721	1,780,730

Semiconductors & Semiconductor Equipment (1.8%)
Microchip Technology, Inc.	133,910	8,599,700

Software (1.9%)
Oracle Corp.	30,600	8,605,944

Total Information Technology		18,986,374

Materials (6.6%)
Chemicals (6.6%)
Air Products and Chemicals, Inc.	52,969	14,445,706
DuPont de Nemours, Inc.	151,254	11,782,686
International Flavors & Fragrances, Inc.	67,287	4,140,842

Total Materials		30,369,234

Real Estate (8.1%)
Industrial REITs (3.2%)
Prologis, Inc. (REIT)	128,769	14,746,626

Residential REITs (2.1%)
Mid-America Apartment Communities, Inc. (REIT)	66,765	9,329,074

Specialized REITs (2.8%)
Public Storage (REIT)	44,319	12,801,543

Total Real Estate		36,877,243

Utilities (8.8%)
Electric Utilities (8.8%)
Entergy Corp.	123,036	11,465,725
Pinnacle West Capital Corp.	157,681	14,137,678
Xcel Energy, Inc.	182,523	14,720,480

Total Utilities		40,323,883

Total Common Stocks (97.8%) (Cost $349,256,250)		446,991,690

MASTER LIMITED PARTNERSHIPS:
Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Plains GP Holdings LP, Class A (Cost $7,460,575)	601,330	10,968,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	4,022,198	4,022,198
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		8,022,198

Total Short-Term Investments (1.8%) (Cost $8,022,198)		8,022,198

Total Investments in Securities (102.0%) (Cost $364,739,023)		465,982,147
Other Assets Less Liabilities (-2.0%)		(8,964,823)

Net Assets (100%)		$457,017,324

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $8,031,050. This was collateralized by cash of $8,022,198 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,887,076	$—	$—	$15,887,076
Consumer Discretionary	5,389,344	—	—	5,389,344
Consumer Staples	52,045,436	—	—	52,045,436
Energy	38,020,523	—	—	38,020,523
Financials	91,332,267	—	—	91,332,267
Health Care	80,926,110	—	—	80,926,110
Industrials	36,834,200	—	—	36,834,200
Information Technology	18,986,374	—	—	18,986,374
Materials	30,369,234	—	—	30,369,234
Real Estate	36,877,243	—	—	36,877,243
Utilities	40,323,883	—	—	40,323,883
Master Limited Partnerships
Energy	10,968,259	—	—	10,968,259
Short-Term Investments
Investment Companies	8,022,198	—	—	8,022,198

Total Assets	$465,982,147	$—	$—	$465,982,147

Total Liabilities	$—	$—	$—	$–

Total	$465,982,147	$—	$—	$465,982,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,061,934
Aggregate gross unrealized depreciation	(25,032,766)

Net unrealized appreciation	$101,029,168

Federal income tax cost of investments in securities and derivative instruments, if applicable	$364,952,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.3%)
Diversified Telecommunication Services (3.3%)
Altaba, Inc.(x)*	102,200	$137,970
Frontier Communications Parent, Inc.*	28,500	1,064,475
Koninklijke KPN NV	90,000	431,851
Liberty Global Ltd., Class A*	60,000	687,600
Liberty Global Ltd., Class C*	20,000	235,000
Telesat Corp.*	115,000	3,047,500

		5,604,396

Entertainment (4.0%)
Atlanta Braves Holdings, Inc., Class A*	91,000	4,137,770
Electronic Arts, Inc.	500	100,850
Madison Square Garden Sports Corp.*	11,500	2,610,500

		6,849,120

Interactive Media & Services (0.0%)†
Vimeo, Inc.*	8,000	62,000

Media (6.4%)
Beasley Broadcast Group, Inc., Class A(x)*	12,000	64,800
Clear Channel Outdoor Holdings, Inc.*	720,000	1,137,600
EchoStar Corp., Class A*	17,000	1,298,120
EW Scripps Co. (The), Class A*	68,500	168,510
Fox Corp., Class B	84,200	4,823,818
Integral Ad Science Holding Corp.*	10,000	101,700
Lee Enterprises, Inc.(x)*	70,000	380,800
TEGNA, Inc.	148,000	3,008,840

		10,984,188

Wireless Telecommunication Services (5.6%)
Array Digital Infrastructure, Inc.(x)	64,000	3,200,640
Millicom International Cellular SA	87,000	4,222,980
Orange Belgium SA*	30,000	669,208
Telephone and Data Systems, Inc.	36,000	1,412,640

		9,505,468

Total Communication Services		33,005,172

Consumer Discretionary (4.9%)
Automobile Components (0.2%)
Dowlais Group plc	400,000	429,830

Broadline Retail (0.1%)
Macy’s, Inc.	8,500	152,405

Distributors (0.1%)
Bapcor Ltd.	50,000	104,880

Hotels, Restaurants & Leisure (0.3%)
Entain plc	25,000	293,793
Just Eat Takeaway.com NV(m)*	10,000	237,041
Playtech plc	6,000	29,776
Potbelly Corp.*	400	6,816
Target Hospitality Corp.*	3,500	29,680

		597,106

Household Durables (3.6%)
iRobot Corp.*	13,000	46,670
Lennar Corp., Class B	25,000	2,999,750
Nobility Homes, Inc.	16,500	495,000
Sony Group Corp. (ADR)(x)	90,000	2,591,100

		6,132,520

Specialty Retail (0.4%)
Advance Auto Parts, Inc.(x)	3,000	184,200
Sportsman’s Warehouse Holdings, Inc.*	153,000	423,810
Yamada Holdings Co. Ltd.	12,400	40,700

		648,710

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,000	278,880

Total Consumer Discretionary		8,344,331

Consumer Staples (0.7%)
Consumer Staples Distribution & Retail (0.5%)
Albertsons Cos., Inc., Class A	42,000	735,420
GrainCorp Ltd., Class A	6,000	35,732

		771,152

Food Products (0.2%)
Kellanova	4,500	369,090

Total Consumer Staples		1,140,242

Energy (1.2%)
Energy Equipment & Services (0.8%)
Aris Water Solutions, Inc., Class A	10,000	246,600
DMC Global, Inc.*	6,000	50,700
Schlumberger NV	30,870	1,061,002

		1,358,302

Oil, Gas & Consumable Fuels (0.4%)
Alvopetro Energy Ltd.(x)	88,200	423,350
Cool Co. Ltd.	1,000	9,500
Exxon Mobil Corp.	300	33,825
Gulf Coast Ultra Deep Royalty Trust*	550,000	17,930
Parkland Corp.	8,000	221,312

		705,917

Total Energy		2,064,219

Financials (5.1%)
Banks (2.1%)
Cadence Bank	14,000	525,560
Dogwood State Bank*	3,000	70,650
First Horizon Corp.	60,000	1,356,600
Flushing Financial Corp.	75,000	1,035,750
Horizon Bancorp, Inc.	13,000	208,130
Renasant Corp.	5,000	184,450
SouthState Bank Corp.	1,200	118,644
Synovus Financial Corp.	2,500	122,700

		3,622,484

Capital Markets (0.1%)
BKF Capital Group, Inc.(r)*	2,434	70,586
Guardian Capital Group Ltd.	2,000	95,653

		166,239

Consumer Finance (0.1%)
Capital One Financial Corp.	815	173,253

Financial Services (2.7%)
AvidXchange Holdings, Inc.*	435,000	4,328,250
Cantaloupe, Inc.*	15,000	158,550
CNFinance Holdings Ltd. (ADR)*	176	737
International Money Express, Inc.*	12,000	167,640

		4,655,177

Insurance (0.1%)
Aspen Insurance Holdings Ltd., Class A*	4,000	146,840
Sony Financial Group, Inc. (ADR)*	18,000	66,600

		213,440

Total Financials		8,830,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (5.1%)
Biotechnology (0.7%)
89bio, Inc.*	10,000	$147,000
GRAIL, Inc.*	400	23,652
Grifols SA (ADR)	24,000	239,040
Merus NV*	2,000	188,300
Metsera, Inc.(x)*	2,500	130,825
Tourmaline Bio, Inc.*	10,000	478,300

		1,207,117

Health Care Equipment & Supplies (2.5%)
Bioventus, Inc., Class A*	2,000	13,380
Globus Medical, Inc., Class A*	12,500	715,875
ICU Medical, Inc.*	500	59,980
Innocoll Biotherapeutics Holdings Ltd.(r)*	125,000	—
LENSAR, Inc.*	30,000	370,500
QuidelOrtho Corp.*	7,000	206,150
STAAR Surgical Co.*	11,000	295,570
Surmodics, Inc.*	77,000	2,301,530
Zimvie, Inc.*	16,000	303,040

		4,266,025

Health Care Providers & Services (0.2%)
Andlauer Healthcare Group, Inc.(x)	4,000	151,671
Cross Country Healthcare, Inc.*	11,300	160,460
Performant Healthcare, Inc.(x)*	10,000	77,300
Premier, Inc., Class A	1,000	27,800

		417,231

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	18,994

Pharmaceuticals (1.7%)
scPharmaceuticals, Inc.*	8,000	45,360
Verona Pharma plc (ADR)*	23,000	2,454,330
Viatris, Inc.	36,000	356,400

		2,856,090

Total Health Care		8,765,457

Industrials (5.3%)
Aerospace & Defense (1.2%)
Hexcel Corp.	13,000	815,100
Spirit AeroSystems Holdings, Inc., Class A*	30,000	1,158,000

		1,973,100

Commercial Services & Supplies (0.0%)†
Steelcase, Inc., Class A	2,000	34,400

Ground Transportation (0.0%)†
Norfolk Southern Corp.	200	60,082

Machinery (3.0%)
CFT SpA(r)*	25,000	101,262
Chart Industries, Inc.*	5,500	1,100,825
Crane Co.	800	147,312
Mueller Industries, Inc.	13,500	1,364,985
Mueller Water Products, Inc., Class A	10,000	255,200
Park-Ohio Holdings Corp.	15,000	318,600
Stratasys Ltd.*	42,000	470,400
Valmet OYJ	13,000	431,628
Velan, Inc.(x)	75,000	840,698

		5,030,910

Professional Services (0.3%)
Dayforce, Inc.*	5,500	378,895
Ework Group AB	1,441	16,898
TELUS International CDA, Inc.*	25,000	112,000

		507,793

Trading Companies & Distributors (0.8%)
Air Lease Corp., Class A	1,000	63,650
Herc Holdings, Inc.	2,500	291,650
McGrath RentCorp	9,200	1,079,160

		1,434,460

Total Industrials		9,040,745

Information Technology (2.2%)
Electronic Equipment, Instruments & Components (0.7%)
CTS Corp.	2,000	79,880
Rogers Corp.*	14,700	1,182,762

		1,262,642

IT Services (0.1%)
Datagroup SE	3,000	225,418

Semiconductors & Semiconductor Equipment (0.1%)
Alphawave IP Group plc*	10,000	25,082
Silicon Motion Technology Corp. (ADR)	1,200	113,772

		138,854

Software (1.3%)
Gen Digital, Inc.	24,500	695,555
Informatica, Inc., Class A*	20,000	496,800
Meridianlink, Inc.*	4,000	79,720
Pinewood Technologies Group plc*	21,800	121,673
PROS Holdings, Inc.*	12,000	274,920
Sapiens International Corp. NV	2,000	86,000
Verint Systems, Inc.*	20,000	405,000
Yext, Inc.*	1,500	12,780

		2,172,448

Total Information Technology		3,799,362

Materials (8.6%)
Chemicals (0.5%)
Covestro AG*	7,000	479,130
Mativ Holdings, Inc.	39,200	443,352

		922,482

Construction Materials (2.8%)
James Hardie Industries plc (ADR)(x)*	1,500	28,815
Vulcan Materials Co.	15,500	4,768,110

		4,796,925

Containers & Packaging (2.1%)
Amcor plc	326,250	2,668,725
Myers Industries, Inc.	52,000	880,880

		3,549,605

Metals & Mining (3.2%)
Gold Road Resources Ltd.(r)	100,000	228,000
Horizon Copper Corp.*	583,800	830,584
Kinross Gold Corp.	5,960	147,919
Newmont Corp.	13,000	1,096,030
Orogen Royalties, Inc.*	12,500	22,275
Pan American Silver Corp.	25,000	968,779
Sandstorm Gold Ltd.	175,000	2,191,000
Tredegar Corp.*	10,100	81,103

		5,565,690

Total Materials		14,834,702

Real Estate (1.3%)
Hotel & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	671,925

Industrial REITs (0.4%)
Plymouth Industrial REIT, Inc. (REIT)	33,000	736,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.1%)
City Office REIT, Inc. (REIT)	28,000	$194,880

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B(x)	7,500	3,280

Specialized REITs (0.4%)
Millrose Properties, Inc. (REIT)	17,500	588,175

Total Real Estate		2,195,150

Utilities (12.2%)
Electric Utilities (4.7%)
ALLETE, Inc.	33,500	2,224,400
Evergy, Inc.	16,500	1,254,330
Portland General Electric Co.	10,000	440,000
TXNM Energy, Inc.	71,500	4,043,325

		7,962,055

Gas Utilities (5.7%)
National Fuel Gas Co.	56,500	5,218,905
Southwest Gas Holdings, Inc.	58,000	4,543,720

		9,762,625

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA(x)	8,000	181,086

Multi-Utilities (1.1%)
Avista Corp.	52,000	1,966,120

Water Utilities (0.6%)
Severn Trent plc	28,000	974,568

Total Utilities		20,846,454

Total Common Stocks (65.9%) (Cost $94,094,492)		112,866,427

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.2%)
Biotechnology (0.2%)
Adamas Pharmaceuticals, Inc., CVR *	54,000	675
Akouos, Inc., CVR (x)*	141,148	70,574
Albireo Pharma, Inc., CVR *	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Blueprint Medicines Corp., CVR *	22,200	8,880
Checkpoint Therapeutics, Inc., CVR (r)*	10,000	1,200
Chinook Therapeutics, Inc., CVR *	125,000	25,000
Epizyme, Inc., CVR *	10,000	200
Fusion Pharmaceuticals, Inc., CVR *	6,000	3,000
Gracell Biotechnologies, Inc., CVR *	100,000	4,000
Icosavax, Inc., CVR *	30,000	9,000
Mirati Therapeutics, Inc., CVR (r)*	70,000	26,250
Poseida Therapeutics, Inc., CVR (r)*	20,000	7,500
Regulus Therapeutics, Inc., CVR *	40,000	40,000
Sage Therapeutics, Inc., CVR *	100,000	15,000
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831
Verve Therapeutics, Inc., CVR *	30,000	15,000
Vigil Neuroscience, Inc., CVR(r)*	75,000	2,813

		238,673

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	33,600

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR (x)*	100,000	1,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		13,530

Total Health Care		285,803

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.1%)
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Software (0.1%)
Gen Digital, Inc., CVR, expiring 4/21/30*	18,000	125,460

Total Information Technology		125,560

Materials (0.0%)†
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	16,100

Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		83,600

Total Rights (0.3%) (Cost $404,332)		507,853

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (30.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	704,285	704,285
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	50,435,320	50,455,493

Total Investment Companies		51,359,778

Total Short-Term Investments (30.0%) (Cost $51,344,417)		51,359,778

Total Investments in Securities (96.2%) (Cost $145,843,241)		164,734,058
Other Assets Less Liabilities (3.8%)		6,522,311

Net Assets (100%)		$171,256,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $237,041 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $6,024,338. This was collateralized by $5,421,677 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $910,086 of which $904,285 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,766,143	$1,239,029	$—		$33,005,172
Consumer Discretionary	6,713,311	1,631,020	—		8,344,331
Consumer Staples	1,104,510	35,732	—		1,140,242
Energy	2,064,219	—	—		2,064,219
Financials	8,693,407	66,600	70,586		8,830,593
Health Care	8,765,457	—	—	(a)	8,765,457
Industrials	8,490,957	448,526	101,262		9,040,745
Information Technology	3,427,189	372,173	—		3,799,362
Materials	14,127,572	479,130	228,000		14,834,702
Real Estate	2,191,870	3,280	—		2,195,150
Utilities	19,690,800	1,155,654	—		20,846,454
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	237,679	48,124		285,803
Industrials	—	—	9,890		9,890
Information Technology	125,460	100	—		125,560
Materials	16,100	67,500	—		83,600
Short-Term Investments
Investment Companies	51,359,778	—	—		51,359,778

Total Assets	$158,536,773	$5,739,423	$457,862		$164,734,058

Total Liabilities	$—	$—	$—		$—

Total	$158,536,773	$5,739,423	$457,862		$164,734,058

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,436,206
Aggregate gross unrealized depreciation	(11,100,580)

Net unrealized appreciation	$18,335,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$146,398,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (1.1%)
Anterix, Inc.*	230,000	$4,938,100
Liberty Global Ltd., Class A*	155,000	1,776,300
Liberty Global Ltd., Class C*	230,000	2,702,500
Liberty Latin America Ltd., Class A*	750,000	6,217,500
Liberty Latin America Ltd., Class C*	13,000	109,720
Shenandoah Telecommunications Co.(x)	263,126	3,531,151
Sunrise Communications AG, Class A	52,000	3,071,465
Telesat Corp.*	677,500	17,953,750
Verizon Communications, Inc.	45,000	1,977,750

		42,278,236

Entertainment (4.7%)
Atlanta Braves Holdings, Inc., Class A*	363,000	16,505,610
Atlanta Braves Holdings, Inc., Class C*	255,000	10,605,450
IMAX Corp.*	56,000	1,834,000
Lionsgate Studios Corp.*	335,200	2,312,880
Live Nation Entertainment, Inc.*	238,000	38,889,200
Madison Square Garden
Entertainment Corp., Class A*	296,000	13,391,040
Madison Square Garden Sports Corp.*	175,500	39,838,500
Marcus Corp. (The)	615,000	9,538,650
Reading International, Inc., Class A*	250,000	367,500
Reading International, Inc., Class B*	34,000	379,780
Sphere Entertainment Co.(x)*	339,000	21,058,680
Starz Entertainment Corp.	20,905	307,931
Take-Two Interactive Software, Inc.*	57,000	14,726,520
TKO Group Holdings, Inc., Class A	21,000	4,241,160
Warner Bros Discovery, Inc.*	46,500	908,145

		174,905,046

Interactive Media & Services (0.0%)†
Cars.com, Inc.(x)*	20,000	244,400

Media (2.1%)
AMC Networks, Inc., Class A*	200,000	1,648,000
Beasley Broadcast Group, Inc., Class A(x)*‡	30,000	162,000
Clear Channel Outdoor Holdings, Inc.*	4,100,000	6,478,000
Corus Entertainment, Inc., Class B(x)*	120,000	7,760
EchoStar Corp., Class A*	43,500	3,321,660
Entravision Communications Corp., Class A	560,000	1,304,800
EW Scripps Co. (The), Class A*	1,262,000	3,104,520
Gray Media, Inc.	319,300	1,845,554
Gray Media, Inc., Class A	60,000	582,000
Grupo Televisa SAB (ADR)	4,150,000	11,163,500
Interpublic Group of Cos., Inc. (The)	417,000	11,638,470
Lee Enterprises, Inc.(x)*	205,000	1,115,200
Nexstar Media Group, Inc., Class A(x)	34,600	6,841,804
Salem Media Group, Inc., Class A(x)*	143,000	119,188
Sinclair, Inc.	1,150,000	17,365,000
Sirius XM Holdings, Inc.	117,000	2,723,175
TEGNA, Inc.	145,000	2,947,850
Townsquare Media, Inc., Class A	236,000	1,585,920
WideOpenWest, Inc.*	752,000	3,880,320

		77,834,721

Wireless Telecommunication Services (0.9%)
Array Digital Infrastructure, Inc.(x)	196,000	9,801,960
Gogo, Inc.*	330,000	2,834,700
Rogers Communications, Inc., Class B(x)	200,000	6,894,000
Telephone and Data Systems, Inc.	354,000	13,890,960

		33,421,620

Total Communication Services		328,684,023

Consumer Discretionary (17.2%)
Automobile Components (4.9%)
BorgWarner, Inc.	240,000	10,550,400
Brembo NV(x)	1,000,088	10,549,767
Dana, Inc.	1,125,000	22,545,000
Garrett Motion, Inc.	1,100,000	14,982,000
Gentex Corp.	190,000	5,377,000
Modine Manufacturing Co.*	597,300	84,912,168
Phinia, Inc.	50,000	2,874,000
Standard Motor Products, Inc.	398,000	16,246,360
Stoneridge, Inc.*	205,000	1,562,100
Strattec Security Corp.*‡	229,000	15,585,740
Superior Industries International, Inc.*	26,000	2,291

		185,186,826

Automobiles (0.2%)
Thor Industries, Inc.	4,000	414,760
Winnebago Industries, Inc.	163,000	5,450,720

		5,865,480

Diversified Consumer Services (0.6%)
Matthews International Corp., Class A(x)	708,000	17,190,240
Universal Technical Institute, Inc.*	168,000	5,468,400

		22,658,640

Hotels, Restaurants & Leisure (3.2%)
Biglari Holdings, Inc., Class A*‡	10,275	15,874,875
Boyd Gaming Corp.	264,037	22,825,999
Brightstar Lottery plc(x)	60,000	1,035,000
Canterbury Park Holding Corp.‡	319,000	5,161,420
Cheesecake Factory, Inc. (The)(x)	324,000	17,703,360
Churchill Downs, Inc.	153,000	14,842,530
Cracker Barrel Old Country Store, Inc.(x)	12,000	528,720
Denny’s Corp.(x)*	358,000	1,872,340
Full House Resorts, Inc.*	535,000	1,717,350
Golden Entertainment, Inc.	265,000	6,248,700
Inspired Entertainment, Inc.*	275,000	2,579,500
Krispy Kreme, Inc.	50,000	193,500
Las Vegas Sands Corp.	67,000	3,603,930
Nathan’s Famous, Inc.‡	205,500	22,757,070
Ollamani SAB*	750,286	2,249,199
Rock Field Co. Ltd.(x)	206,000	2,042,100

		121,235,593

Household Durables (2.2%)
Bassett Furniture Industries, Inc.	394,000	6,162,160
Cavco Industries, Inc.*	68,800	39,954,224
Champion Homes, Inc.*	164,000	12,524,680
Ethan Allen Interiors, Inc.	25,000	736,500
iRobot Corp.(x)*	17,000	61,030
La-Z-Boy, Inc.	134,000	4,598,880
Lennar Corp., Class B	100,000	11,999,000
Lifetime Brands, Inc.	180,000	696,600
Nobility Homes, Inc.‡	214,800	6,444,000

		83,177,074

Leisure Products (0.6%)
American Outdoor Brands, Inc.*	255,000	2,213,400
Brunswick Corp.	56,500	3,573,060
Clarus Corp.	315,000	1,102,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	299,000	$12,076,610
Marine Products Corp.	253,000	2,244,110
Universal Entertainment Corp.(x)*	55,000	362,985

		21,572,665

Specialty Retail (5.3%)
1-800-Flowers.com, Inc., Class A(x)*	990,000	4,554,000
Advance Auto Parts, Inc.(x)	35,400	2,173,560
Arko Corp.(x)	80,000	365,600
AutoNation, Inc.*	284,700	62,283,819
Big 5 Sporting Goods Corp.(x)*	525,000	756,000
Bowlin Travel Centers, Inc.*	94,000	423,000
Lands’ End, Inc.*	299,000	4,215,900
Monro, Inc.(x)	522,000	9,380,340
O’Reilly Automotive, Inc.*	150,000	16,171,500
Penske Automotive Group, Inc.	397,200	69,077,052
Pets at Home Group plc	210,000	578,414
Sally Beauty Holdings, Inc.*	690,000	11,233,200
Sportsman’s Warehouse Holdings, Inc.*	385,000	1,066,450
Tractor Supply Co.	240,400	13,671,548
Valvoline, Inc.*	90,000	3,231,900

		199,182,283

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	5,000	99,600
Hanesbrands, Inc.*	89,500	589,805
Movado Group, Inc.	220,000	4,173,400
Wolverine World Wide, Inc.	53,500	1,468,040

		6,330,845

Total Consumer Discretionary		645,209,406

Consumer Staples (4.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,226,236
Brown-Forman Corp., Class A	86,000	2,314,260
Crimson Wine Group Ltd.*	372,500	1,930,817
Davide Campari-Milano NV(x)	380,000	2,395,766

		7,867,079

Consumer Staples Distribution & Retail (1.0%)
Ingles Markets, Inc., Class A‡	464,000	32,275,840
Village Super Market, Inc., Class A	146,000	5,454,560

		37,730,400

Food Products (1.3%)
Calavo Growers, Inc.	250,000	6,435,000
Farmer Bros Co.*	595,000	1,017,450
Flowers Foods, Inc.	60,000	783,000
Hain Celestial Group, Inc. (The)*	222,000	350,760
Ingredion, Inc.	13,500	1,648,485
J & J Snack Foods Corp.	43,000	4,131,870
John B Sanfilippo & Son, Inc.	111,000	7,135,080
Lifeway Foods, Inc.*	112,500	3,123,000
Limoneira Co.	250,000	3,712,500
Maple Leaf Foods, Inc.	140,000	3,622,476
Post Holdings, Inc.*	92,000	9,888,160
Premier Foods plc	1,048,000	2,706,154
Tootsie Roll Industries, Inc.	72,500	3,039,200

		47,593,135

Household Products (1.9%)
Church & Dwight Co., Inc.	100,000	8,763,000
Energizer Holdings, Inc.	370,000	9,209,300
Oil-Dri Corp. of America‡	728,000	44,437,120
Spectrum Brands Holdings, Inc.	67,000	3,519,510
WD-40 Co.	37,500	7,410,000

		73,338,930

Personal Care Products (0.2%)
BellRing Brands, Inc.*	77,000	2,798,950
Edgewell Personal Care Co.	189,000	3,848,040
United-Guardian, Inc.	152,000	1,185,600

		7,832,590

Total Consumer Staples		174,362,134

Energy (1.3%)
Energy Equipment & Services (0.7%)
Innovex International, Inc.*	790,000	14,646,600
KLX Energy Services Holdings, Inc.(x)*	35,000	67,200
Oceaneering International, Inc.*	185,000	4,584,300
RPC, Inc.(x)	1,450,000	6,902,000

		26,200,100

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	67,200	1,631,616
CNX Resources Corp.(x)*	190,000	6,102,800
Navigator Holdings Ltd.	405,000	6,273,450
ONEOK, Inc.	133,000	9,705,010

		23,712,876

Total Energy		49,912,976

Financials (3.1%)
Banks (1.6%)
Ameris Bancorp	33,300	2,441,223
Atlantic Union Bankshares Corp.	148,000	5,222,920
Cadence Bank	43,000	1,614,220
Capital City Bank Group, Inc.	4,700	196,413
Capitol Federal Financial, Inc.	39,500	250,825
Colony Bankcorp, Inc.	12,800	217,728
Eagle Bancorp, Inc.	184,000	3,720,480
Farmers & Merchants Bank of Long Beach(x)	105	749,700
FB Financial Corp.	12,000	668,880
First Bancorp (Nasdaq Stock Exchange)	10,000	528,900
First Bancorp (New York Stock Exchange)	84,000	1,852,200
First Busey Corp.	28,500	659,775
First Horizon Corp.	93,500	2,114,035
Flushing Financial Corp.	655,000	9,045,550
FNB Corp.	46,000	741,060
Hanover Bancorp, Inc.	5,000	112,250
HomeTrust Bancshares, Inc.	5,000	204,700
Hope Bancorp, Inc.	570,000	6,138,900
Huntington Bancshares, Inc.	250,000	4,317,500
OceanFirst Financial Corp.	120,000	2,108,400
Peapack-Gladstone Financial Corp.	38,000	1,048,800
Renasant Corp.	22,000	811,580
Seacoast Banking Corp. of Florida	37,000	1,125,910
ServisFirst Bancshares, Inc.	26,000	2,093,780
Southern First Bancshares, Inc.*	20,000	882,400
SouthState Bank Corp.	18,200	1,799,434
Synovus Financial Corp.	74,000	3,631,920
Thomasville Bancshares, Inc.	16,100	1,423,240
Towne Bank	11,000	380,270
Trustmark Corp.	12,000	475,200
United Community Banks, Inc.	23,000	721,050
USCB Financial Holdings, Inc.	8,000	139,600
Webster Financial Corp.	43,200	2,567,808

		60,006,651

Capital Markets (1.4%)
BKF Capital Group, Inc.(r)*	12,800	371,200
Charles Schwab Corp. (The)	25,000	2,386,750
Cohen & Steers, Inc.	215,500	14,138,955
Federated Hermes, Inc., Class B	78,000	4,050,540
GAM Holding AG(x)*	1,500,000	278,877
Janus Henderson Group plc	244,000	10,860,440
KKR & Co., Inc.	147,000	19,102,650
PJT Partners, Inc., Class A	3,500	622,055

		51,811,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.1%)
Medallion Financial Corp.	160,000	$1,616,000
PROG Holdings, Inc.	74,000	2,394,640

		4,010,640

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	173,850

Total Financials		116,002,608

Health Care (2.1%)
Biotechnology (0.0%)†
GRAIL, Inc.(x)*	20,500	1,212,165

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	300	37,566
CONMED Corp.	57,000	2,680,710
Cooper Cos., Inc. (The)*	44,000	3,016,640
Dexcom, Inc.*	52,000	3,499,080
Electromed, Inc.*	142,000	3,486,100
Globus Medical, Inc., Class A*	111,500	6,385,605
ICU Medical, Inc.*	21,000	2,519,160
Masimo Corp.*	83,800	12,364,690
Neogen Corp.*	66,000	376,860
Neuronetics, Inc.(x)*	75,000	204,750
Orthofix Medical, Inc.*	155,000	2,269,200
QuidelOrtho Corp.*	161,000	4,741,450
STERIS plc	84,000	20,784,960
Surmodics, Inc.*	30,000	896,700
Zimvie, Inc.(x)*	310,000	5,871,400

		69,134,871

Health Care Providers & Services (0.1%)
Chemed Corp.	1,200	537,288
Henry Schein, Inc.*	20,000	1,327,400
NeoGenomics, Inc.*	16,000	123,520
OPKO Health, Inc.*	175,000	271,250

		2,259,458

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	145,000	1,226,700

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	5,607,800
Lifecore Biomedical, Inc.*	78,500	577,760

		6,185,560

Total Health Care		80,018,754

Industrials (45.6%)
Aerospace & Defense (6.2%)
AAR Corp.*	113,000	10,132,710
Astronics Corp.*	11,000	501,710
Astronics Corp., Class B(x)*	52,000	2,369,640
ATI, Inc.*	390,000	31,722,600
Curtiss-Wright Corp.	97,500	52,936,650
Ducommun, Inc.*	143,800	13,823,494
HEICO Corp.	120,700	38,964,374
HEICO Corp., Class A	3,200	813,088
Innovative Solutions and Support, Inc.*	127,000	1,586,230
Moog, Inc., Class A	66,600	13,830,822
Moog, Inc., Class B	34,221	7,106,675
National Presto Industries, Inc.	30,000	3,364,500
Park Aerospace Corp.	684,000	13,912,560
Textron, Inc.	283,000	23,910,670
Woodward, Inc.	72,000	18,195,120

		233,170,843

Building Products (1.8%)
A.O. Smith Corp.	70,500	5,175,405
AZZ, Inc.	174,000	18,988,620
Burnham Holdings, Inc., Class A	50,900	1,259,775
Fortune Brands Innovations, Inc.	8,800	469,832
Gibraltar Industries, Inc.*	59,000	3,705,200
Griffon Corp.	359,000	27,337,850
Johnson Controls International plc	102,000	11,214,900

		68,151,582

Commercial Services & Supplies (4.4%)
ACCO Brands Corp.	150,000	598,500
Casella Waste Systems, Inc., Class A*	97,500	9,250,800
Loomis AB, Class B	192,000	8,190,347
OPENLANE, Inc.*	432,000	12,432,960
Pitney Bowes, Inc.(x)	264,000	3,012,240
RB Global, Inc.	56,000	6,068,160
Republic Services, Inc.	288,400	66,182,032
Rollins, Inc.	1,005,000	59,033,700

		164,768,739

Construction & Engineering (0.4%)
Arcosa, Inc.	87,500	8,199,625
Centuri Holdings, Inc.*	128,000	2,709,760
Granite Construction, Inc.(x)	15,000	1,644,750
Valmont Industries, Inc.	9,500	3,683,435

		16,237,570

Electrical Equipment (2.6%)
Allient, Inc.	174,000	7,786,500
AMETEK, Inc.	324,300	60,968,400
Rockwell Automation, Inc.	83,500	29,185,755

		97,940,655

Ground Transportation (0.1%)
Hertz Global Holdings, Inc.(x)*	325,000	2,210,000

Machinery (22.3%)
Aebi Schmidt Holding AG	235,000	2,930,450
Albany International Corp., Class A	80,000	4,264,000
Astec Industries, Inc.	654,000	31,477,020
Blue Bird Corp.*	35,500	2,043,025
Chart Industries, Inc.*	114,000	22,817,100
CNH Industrial NV	2,680,000	29,078,000
Commercial Vehicle Group, Inc.*	155,000	263,500
Crane Co.	516,000	95,016,240
Donaldson Co., Inc.	205,500	16,820,175
Eastern Co. (The)	279,000	6,545,340
Enerpac Tool Group Corp., Class A	132,500	5,432,500
Enpro, Inc.	194,000	43,844,000
Federal Signal Corp.	306,500	36,470,435
Flowserve Corp.	103,000	5,473,420
Franklin Electric Co., Inc.	241,000	22,943,200
Gencor Industries, Inc.*	185,000	2,706,550
Gorman-Rupp Co. (The)	485,000	22,508,850
Graco, Inc.	385,500	32,752,080
Graham Corp.*	79,000	4,337,100
Greenbrier Cos., Inc. (The)	144,000	6,648,480
Hyster-Yale, Inc.	297,000	10,947,420
IDEX Corp.	83,500	13,590,460
Interpump Group SpA	200,000	9,152,894
Iveco Group NV	618,000	13,317,707
Kennametal, Inc.	212,000	4,437,160
L B Foster Co., Class A*‡	550,000	14,822,500
Lincoln Electric Holdings, Inc.	89,500	21,106,785
Lindsay Corp.	54,500	7,660,520
Manitowoc Co., Inc. (The)*	270,000	2,702,700
Middleby Corp. (The)*	4,800	638,064
Mueller Industries, Inc.	1,400,000	141,554,000
Mueller Water Products, Inc., Class A	1,307,100	33,357,192
Nordson Corp.	38,200	8,669,490
Park-Ohio Holdings Corp.	586,000	12,446,640
Standex International Corp.	74,000	15,680,600
Stratasys Ltd.(x)*	50,000	560,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	400,000	$32,424,000
Titan International, Inc.*	65,000	491,400
Toro Co. (The)	47,000	3,581,400
Trinity Industries, Inc.	633,000	17,749,320
Twin Disc, Inc.	692,000	9,646,480
Watts Water Technologies, Inc., Class A	240,800	67,250,624

		836,158,821

Trading Companies & Distributors (7.8%)
Distribution Solutions Group, Inc.*	213,000	6,407,040
GATX Corp.	733,000	128,128,400
Herc Holdings, Inc.	548,800	64,023,008
McGrath RentCorp	24,000	2,815,200
Rush Enterprises, Inc., Class B‡	1,054,500	60,549,390
Titan Machinery, Inc.(x)*	257,000	4,302,180
United Rentals, Inc.	26,500	25,298,490

		291,523,708

Total Industrials		1,710,161,918

Information Technology (3.9%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	28,500	739,005

Electronic Equipment, Instruments & Components (2.7%)
Badger Meter, Inc.	85,000	15,179,300
Bel Fuse, Inc., Class A‡	71,600	8,330,660
Crane NXT Co.	30,000	2,012,100
CTS Corp.	971,500	38,801,710
Daktronics, Inc.*	183,700	3,843,004
Itron, Inc.*	51,500	6,414,840
Landis+Gyr Group AG	30,500	2,459,770
Littelfuse, Inc.	35,000	9,065,350
Napco Security Technologies, Inc.	180,000	7,731,000
Rogers Corp.*	81,500	6,557,490
Trans-Lux Corp.(r)*	120,060	30,015

		100,425,239

IT Services (0.0%)†
Alithya Group, Inc., Class A(x)*	770,000	970,200

Software (1.1%)
Fortinet, Inc.*	101,200	8,508,896
Roper Technologies, Inc.	26,200	13,065,678
Tyler Technologies, Inc.*	36,000	18,833,760

		40,408,334

Technology Hardware, Storage & Peripherals (0.1%)
TransAct Technologies, Inc.*	145,000	785,900
Xerox Holdings Corp.	330,000	1,240,800

		2,026,700

Total Information Technology		144,569,478

Materials (4.9%)
Chemicals (2.4%)
Ashland, Inc.	57,500	2,754,825
Core Molding Technologies, Inc.*	304,500	6,257,475
Element Solutions, Inc.	67,000	1,686,390
FMC Corp.	18,400	618,792
Hawkins, Inc.	44,500	8,131,040
HB Fuller Co.	329,000	19,503,120
Huntsman Corp.	235,000	2,110,300
Mativ Holdings, Inc.	58,000	655,980
Minerals Technologies, Inc.	225,000	13,977,000
NewMarket Corp.	14,500	12,009,045
Olin Corp.	115,000	2,873,850
Quaker Chemical Corp.	4,700	619,225
Scotts Miracle-Gro Co. (The)	77,000	4,385,150
Sensient Technologies Corp.	154,100	14,462,285
Takasago International Corp.(x)	142,500	1,559,083

		91,603,560

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	200,000	798,000
Greif, Inc., Class A	208,500	12,459,960
Myers Industries, Inc.	1,735,000	29,390,900
Sonoco Products Co.	155,000	6,678,950

		49,327,810

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*‡	970,000	2,221,300
Barrick Mining Corp.	24,000	786,480
Kinross Gold Corp.	45,000	1,118,250
Materion Corp.	181,200	21,890,772
Metallus, Inc.*	210,000	3,471,300
Tredegar Corp.*	1,665,000	13,369,950

		42,858,052

Total Materials		183,789,422

Real Estate (2.3%)
Hotel & Resort REITs (1.2%)
Ryman Hospitality Properties, Inc. (REIT)	514,500	46,094,055

Real Estate Management & Development (1.0%)
Capital Properties, Inc., Class A	85,000	909,500
Gyrodyne LLC*	14,411	144,254
Seritage Growth Properties, Class A(x)*	134,500	571,625
St Joe Co. (The)	551,000	27,263,480
Tejon Ranch Co.*	552,000	8,820,960

		37,709,819

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	49,800	1,673,778

Total Real Estate		85,477,652

Utilities (4.8%)
Electric Utilities (1.7%)
Evergy, Inc.	146,000	11,098,920
Hawaiian Electric Industries, Inc.*	120,000	1,324,800
Otter Tail Corp.	224,500	18,402,265
TXNM Energy, Inc.	556,000	31,441,800

		62,267,785

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	5,600	754,264
National Fuel Gas Co.	185,500	17,134,635
Northwest Natural Holding Co.	363,000	16,309,590
ONE Gas, Inc.	33,500	2,711,490
RGC Resources, Inc.	378,900	8,502,516
Southwest Gas Holdings, Inc.	397,000	31,100,980

		76,513,475

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	3,158,400
Ormat Technologies, Inc.	82,700	7,959,875
XPLR Infrastructure LP	82,000	833,940

		11,952,215

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	10,624,275
Northwestern Energy Group, Inc.	264,000	15,473,040

		26,097,315

Water Utilities (0.1%)
Cadiz, Inc.*	8,500	40,120
H2O America	47,500	2,313,250
York Water Co. (The)	43,500	1,323,270

		3,676,640

Total Utilities		180,507,430

Total Common Stocks (98.6%) (Cost $1,263,753,903)		3,698,695,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	$90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	150,000

Total Materials		150,000

Total Rights (0.0%)† (Cost $106,500)		240,988

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	6,823,440	6,823,440

Total Investment Companies		10,823,440

Total Short-Term Investments (0.3%) (Cost $10,823,440)		10,823,440

Total Investments in Securities (98.9%) (Cost $1,274,683,843)		3,709,760,229
Other Assets Less Liabilities (1.1%)		41,343,140

Net Assets (100%)		$3,751,103,369

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $55,474,030. This was collateralized by $47,315,057 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $10,823,440 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*,**	30,000	298,816	75,764	(96,791)	(241,029)	125,240	162,000	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp. *	229,000	9,640,800	—	(329,671)	73,263	6,201,348	15,585,740	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A *	10,275	14,279,888	—	(1,248,436)	371,984	2,471,439	15,874,875	—	—
Canterbury Park Holding Corp.	319,000	6,702,190	—	—	—	(1,540,770)	5,161,420	66,990	—
Nathan’s Famous, Inc.	205,500	16,350,880	—	(275,109)	85,257	6,596,042	22,757,070	310,600	—
Household Durables
Nobility Homes, Inc.	214,800	6,840,900	212,605	—	—	(609,505)	6,444,000	259,125	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	464,000	29,964,600	—	(67,205)	(1,695)	2,380,140	32,275,840	230,175	—
Household Products
Oil-Dri Corp. of America	728,000	32,382,980	—	(578,495)	485,270	12,147,365	44,437,120	359,686	—
Industrials
Machinery
L B Foster Co., Class A *	550,000	14,795,000	—	—	—	27,500	14,822,500	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,054,500	57,760,840	—	(368,457)	324,611	2,832,396	60,549,390	581,566	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	71,600	8,107,200	—	(1,666,806)	1,301,495	588,771	8,330,660	14,562	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp. *	970,000	2,044,020	3,697	(29,329)	536	202,376	2,221,300	—	—

Total		199,168,114	292,066	(4,660,299)	2,399,692	31,422,342	228,621,915	1,822,704	—

*	Non-income producing.

**	Not affiliated at September 30, 2025.

(x)	All or a portion of security is on loan at September 30, 2025.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$324,911,370	$3,772,653	$—	$328,684,023
Consumer Discretionary	619,647,720	25,561,686	—	645,209,406
Consumer Staples	169,260,214	5,101,920	—	174,362,134
Energy	49,912,976	—	—	49,912,976
Financials	113,005,741	2,625,667	371,200	116,002,608
Health Care	80,018,754	—	—	80,018,754
Industrials	1,668,764,880	41,397,038	—	1,710,161,918
Information Technology	142,079,693	2,459,770	30,015	144,569,478
Materials	182,230,339	1,559,083	—	183,789,422
Real Estate	84,568,152	909,500	—	85,477,652
Utilities	180,507,430	—	—	180,507,430
Rights
Industrials	—	—	90,988	90,988
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	10,823,440	—	—	10,823,440

Total Assets	$3,625,730,709	$83,537,317	$492,203	$3,709,760,229

Total Liabilities	$—	$—	$—	$—

Total	$3,625,730,709	$83,537,317	$492,203	$3,709,760,229

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,581,039,833
Aggregate gross unrealized depreciation	(150,383,128)

Net unrealized appreciation	$2,430,656,705

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,279,103,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (80.1%)
Communication Services (7.8%)
Diversified Telecommunication Services (2.8%)
CCO Holdings LLC
5.500%, 5/1/26§	$150,000	$149,342
5.000%, 2/1/28§	225,000	222,188
6.375%, 9/1/29(x)§	494,000	500,239
4.750%, 3/1/30§	300,000	287,511
4.750%, 2/1/32§	619,000	571,213
4.500%, 5/1/32(x)	679,000	616,905
4.500%, 6/1/33(x)§	748,000	663,850
4.250%, 1/15/34(x)§	775,000	668,515
Level 3 Financing, Inc.
4.500%, 4/1/30§	274,000	250,151
6.875%, 6/30/33§	606,500	617,563
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	370,716
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,158,750
Windstream Services LLC
8.250%, 10/1/31§	343,000	354,929
Zayo Group Holdings, Inc.
5.750%, 3/9/30 PIK(k)(x)§	581,679	558,404
7.125%, 9/9/30 PIK(k)§	267,209	253,166

		7,243,442

Entertainment (1.3%)
Cinemark USA, Inc.
5.250%, 7/15/28§	1,650,000	1,638,648
7.000%, 8/1/32§	175,000	181,764
Live Nation Entertainment, Inc.
6.500%, 5/15/27(x)§	282,000	284,335
Playtika Holding Corp.
4.250%, 3/15/29§	1,300,000	1,192,750

		3,297,497

Media (3.7%)
CSC Holdings LLC
7.500%, 4/1/28§	250,000	180,937
11.750%, 1/31/29§	524,000	442,125
6.500%, 2/1/29(x)§	250,000	184,688
4.500%, 11/15/31§	300,000	195,000
DISH Network Corp.
11.750%, 11/15/27§	725,000	767,594
Gray Media, Inc.
10.500%, 7/15/29(x)§	149,000	160,848
4.750%, 10/15/30(x)§	645,000	495,038
9.625%, 7/15/32§	230,000	234,887
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	604,000	614,498
Neptune Bidco US, Inc.
9.290%, 4/15/29§	807,000	790,868
Nexstar Media, Inc.
5.625%, 7/15/27§	326,000	325,185
Outfront Media Capital LLC
5.000%, 8/15/27§	1,230,000	1,223,112
4.250%, 1/15/29§	850,000	816,026
4.625%, 3/15/30(x)§	250,000	240,337
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	255,983
Sirius XM Radio LLC
3.125%, 9/1/26§	394,000	389,036
4.000%, 7/15/28§	475,000	458,460
4.125%, 7/1/30§	75,000	70,268
3.875%, 9/1/31(x)§	676,000	612,625
Stagwell Global LLC
5.625%, 8/15/29§	571,000	554,401
Univision Communications, Inc.
8.500%, 7/31/31§	692,000	713,625

		9,725,541

Total Communication Services		20,266,480

Consumer Discretionary (14.6%)
Automobile Components (2.0%)
Clarios Global LP
6.750%, 5/15/28§	744,000	759,765
6.750%, 2/15/30§	1,040,000	1,075,901
6.750%, 9/15/32§	576,000	588,712
Forvia SE
8.000%, 6/15/30§	399,000	421,120
6.750%, 9/15/33§	200,000	202,700
Icahn Enterprises LP
9.750%, 1/15/29	125,000	125,781
4.375%, 2/1/29(x)	550,000	472,984
9.000%, 6/15/30	525,000	506,625
IHO Verwaltungs GmbH
8.000%, 11/15/32 PIK§	575,000	605,228
ZF North America Capital, Inc.
7.500%, 3/24/31§	295,000	292,956

		5,051,772

Broadline Retail (0.3%)
Getty Images, Inc.
9.750%, 3/1/27§	858,000	815,400

Distributors (0.9%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	533,000	543,575
7.750%, 3/15/31§	689,000	720,370
Resideo Funding, Inc.
6.500%, 7/15/32§	274,000	281,037
Velocity Vehicle Group LLC
8.000%, 6/1/29(x)§	214,000	214,781
Windsor Holdings III LLC
8.500%, 6/15/30§	542,000	573,685

		2,333,448

Diversified Consumer Services (1.3%)
Champions Financing, Inc.
8.750%, 2/15/29(x)§	625,000	603,375
Matthews International Corp.
8.625%, 10/1/27§	391,000	404,196
Service Corp. International
5.750%, 10/15/32	289,000	292,809
Sotheby’s
7.375%, 10/15/27§	1,350,000	1,350,189
Wand NewCo 3, Inc.
7.625%, 1/30/32§	601,000	633,332

		3,283,901

Hotels, Restaurants & Leisure (6.8%)
1011778 BC ULC
3.875%, 1/15/28§	420,000	410,020
5.625%, 9/15/29§	437,000	441,916
4.000%, 10/15/30§	700,000	658,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Boyd Gaming Corp.
4.750%, 6/15/31§	$250,000	$240,276
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	300,000	286,500
7.000%, 2/15/30§	2,535,000	2,604,712
Carnival Corp.
7.000%, 8/15/29§	884,000	929,305
5.750%, 8/1/32§	504,000	512,684
Churchill Downs, Inc.
5.750%, 4/1/30§	526,000	525,343
Flutter Treasury DAC
6.375%, 4/29/29§	249,000	256,495
5.875%, 6/4/31§	311,000	315,718
Great Canadian Gaming Corp.
8.750%, 11/15/29§	463,000	457,199
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	172,000	171,952
5.875%, 3/15/33§	263,000	267,602
5.750%, 9/15/33§	187,000	189,489
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	334,000	318,553
Light & Wonder International, Inc.
7.500%, 9/1/31§	300,000	311,886
Lindblad Expeditions LLC
7.000%, 9/15/30§	259,000	263,781
Marriott International, Inc.
5.350%, 3/15/35	576,000	588,357
NCL Corp. Ltd.
6.750%, 2/1/32§	840,000	862,403
6.250%, 9/15/33§	404,000	406,290
Ontario Gaming GTA LP
8.000%, 8/1/30(x)§	525,000	521,204
Raising Cane’s Restaurants LLC
9.375%, 5/1/29§	100,000	105,000
Rivers Enterprise Borrower LLC
6.625%, 2/1/33§	850,000	864,459
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	371,000	374,296
6.000%, 2/1/33§	460,000	471,769
Sabre GLBL, Inc.
11.125%, 7/15/30§	361,000	349,610
Scientific Games Holdings LP
6.625%, 3/1/30§	350,000	325,182
Six Flags Entertainment Corp.
6.625%, 5/1/32(x)§	463,000	471,149
Station Casinos LLC
4.500%, 2/15/28§	300,000	294,753
4.625%, 12/1/31(x)§	1,319,000	1,243,982
Voyager Parent LLC
9.250%, 7/1/32§	1,284,000	1,357,830
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28(x)§	294,000	287,079

		17,685,669

Household Durables (0.5%)
Century Communities, Inc.
6.625%, 9/15/33§	235,000	237,056
Newell Brands, Inc.
8.500%, 6/1/28§	276,000	292,406
6.625%, 5/15/32(x)	406,000	400,247
Whirlpool Corp.
6.500%, 6/15/33	407,000	405,852

		1,335,561

Specialty Retail (1.9%)
EG Global Finance plc
12.000%, 11/30/28§	614,000	673,454
Global Auto Holdings Ltd.
8.375%, 1/15/29§	474,000	463,880
LBM Acquisition LLC
6.250%, 1/15/29§	401,000	370,925
9.500%, 6/15/31§	298,000	312,560
LCM Investments Holdings II LLC
8.250%, 8/1/31§	425,000	449,438
Lithia Motors, Inc.
4.375%, 1/15/31§	250,000	237,167
Park River Holdings, Inc.
8.000%, 3/15/31§	247,000	250,132
Upbound Group, Inc.
6.375%, 2/15/29§	750,000	740,820
Victra Holdings LLC
8.750%, 9/15/29(x)§	850,000	893,758
White Cap Buyer LLC
6.875%, 10/15/28(x)§	391,000	390,394

		4,782,528

Textiles, Apparel & Luxury Goods (0.9%)
Beach Acquisition Bidco LLC
10.000%, 7/15/33 PIK§	825,000	891,000
Champ Acquisition Corp.
8.375%, 12/1/31§	274,000	291,747
Crocs, Inc.
4.125%, 8/15/31(x)§	272,000	249,220
Hanesbrands, Inc.
9.000%, 2/15/31§	464,000	489,955
S&S Holdings LLC
8.375%, 10/1/31§	515,000	502,769

		2,424,691

Total Consumer Discretionary		37,712,970

Consumer Staples (3.4%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29(x)§	355,000	345,206

Consumer Staples Distribution & Retail (0.7%)
Performance Food Group, Inc.
5.500%, 10/15/27§	275,000	274,654
6.125%, 9/15/32§	577,000	590,963
US Foods, Inc.
4.625%, 6/1/30§	481,000	470,673
7.250%, 1/15/32§	356,000	372,586

		1,708,876

Food Products (2.3%)
Chobani LLC
7.625%, 7/1/29(x)§	50,000	52,042
Darling Ingredients, Inc.
6.000%, 6/15/30§	720,000	726,300
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	244,000	256,859
9.625%, 9/15/32(x)§	330,000	355,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Froneri Lux FinCo. Sarl
4.750%, 8/1/32§	EUR 625,000	$740,202
6.000%, 8/1/32§	$1,056,000	1,052,388
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§	225,000	212,434
Post Holdings, Inc.
5.500%, 12/15/29§	118,000	117,484
4.625%, 4/15/30§	325,000	313,336
4.500%, 9/15/31§	738,000	688,731
6.250%, 2/15/32§	190,000	195,054
6.250%, 10/15/34(x)§	324,000	327,302
Simmons Foods, Inc.
4.625%, 3/1/29§	186,000	178,346
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	775,000	776,860

		5,993,325

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	387,090

Personal Care Products (0.2%)
Opal Bidco SAS
6.500%, 3/31/32§	200,000	205,034
Prestige Brands, Inc.
3.750%, 4/1/31§	310,000	285,587

		490,621

Total Consumer Staples		8,925,118

Energy (8.0%)
Energy Equipment & Services (0.9%)
Aris Water Holdings LLC
7.250%, 4/1/30(x)§	584,000	616,120
Transocean International Ltd.
8.750%, 2/15/30§	237,750	249,935
7.500%, 4/15/31	575,000	529,719
8.500%, 5/15/31§	230,000	225,400
6.800%, 3/15/38	275,000	232,743
WBI Operating LLC
6.500%, 10/15/33§	395,000	394,013

		2,247,930

Oil, Gas & Consumable Fuels (7.1%)
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	228,000	232,560
Blue Racer Midstream LLC
6.625%, 7/15/26§	304,000	303,930
7.250%, 7/15/32§	503,000	528,226
Buckeye Partners LP
5.850%, 11/15/43	125,000	116,727
5.600%, 10/15/44	75,000	68,096
CNX Midstream Partners LP
4.750%, 4/15/30(x)§	700,000	670,250
Comstock Resources, Inc.
6.750%, 3/1/29§	275,000	274,590
5.875%, 1/15/30§	800,000	770,000
Crescent Energy Finance LLC
7.625%, 4/1/32§	588,000	584,584
Delek Logistics Partners LP
8.625%, 3/15/29§	645,000	672,464
7.375%, 6/30/33§	230,000	233,160
Genesis Energy LP
7.750%, 2/1/28	669,000	673,375
8.250%, 1/15/29	150,000	156,135
8.875%, 4/15/30(x)	200,000	211,622
7.875%, 5/15/32	643,000	670,392
8.000%, 5/15/33	150,000	156,795
Harvest Midstream I LP
7.500%, 5/15/32§	300,000	307,227
Hilcorp Energy I LP
6.250%, 4/15/32§	250,000	240,690
8.375%, 11/1/33§	175,000	183,750
Kinder Morgan, Inc.
4.800%, 2/1/33	367,000	366,169
Kinetik Holdings LP
5.875%, 6/15/30§	597,000	600,540
Matador Resources Co.
6.250%, 4/15/33§	575,000	577,990
MEG Energy Corp.
5.875%, 2/1/29§	325,000	324,594
NGL Energy Operating LLC
8.375%, 2/15/32§	777,000	795,454
Northern Oil & Gas, Inc.
7.875%, 10/15/33§	342,000	340,615
NuStar Logistics LP
6.000%, 6/1/26	250,000	250,465
Permian Resources Operating LLC
5.875%, 7/1/29§	252,000	251,390
6.250%, 2/1/33(x)§	312,000	317,819
Prairie Acquiror LP
9.000%, 8/1/29(x)§	675,000	701,798
SM Energy Co.
7.000%, 8/1/32§	350,000	350,000
Summit Midstream Holdings LLC
8.625%, 10/31/29§	933,000	937,068
Sunoco LP
7.250%, 5/1/32§	326,000	341,912
6.250%, 7/1/33§	324,000	329,518
5.875%, 3/15/34§	1,125,000	1,115,437
Tallgrass Energy Partners LP
6.000%, 9/1/31§	150,000	146,802
6.750%, 3/15/34§	375,000	371,606
Venture Global LNG, Inc.
7.000%, 1/15/30(x)§	150,000	155,250
8.375%, 6/1/31§	850,000	891,480
9.875%, 2/1/32(x)§	450,000	488,109
Venture Global Plaquemines LNG LLC
7.750%, 5/1/35§	400,000	451,500
6.750%, 1/15/36§	300,000	318,090
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29§	925,000	935,406

		18,413,585

Total Energy		20,661,515

Financials (11.7%)
Banks (0.2%)
Armor Holdco, Inc.
8.500%, 11/15/29§	617,000	612,366

Capital Markets (1.1%)
Aretec Group, Inc.
10.000%, 8/15/30§	231,000	251,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
HAT Holdings I LLC
3.750%, 9/15/30§	$625,000	$575,803
MSCI, Inc.
3.250%, 8/15/33§	802,000	716,586
Osaic Holdings, Inc.
6.750%, 8/1/32§	156,000	160,782
Stonex Escrow Issuer LLC
6.875%, 7/15/32§	725,000	742,219
StoneX Group, Inc.
7.875%, 3/1/31§	400,000	420,000

		2,867,037

Consumer Finance (3.3%)
Ally Financial, Inc.
6.700%, 2/14/33(x)	925,000	963,931
Azorra Finance Ltd.
7.750%, 4/15/30§	1,075,000	1,127,406
Bread Financial Holdings, Inc.
9.750%, 3/15/29(x)§	647,000	690,672
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.375%, 6/15/35(k)§	500,000	512,905
Credit Acceptance Corp.
9.250%, 12/15/28§	800,000	840,500
Enova International, Inc.
9.125%, 8/1/29§	499,000	525,198
GGAM Finance Ltd.
8.000%, 2/15/27§	224,000	229,320
8.000%, 6/15/28§	414,000	438,654
goeasy Ltd.
6.875%, 5/15/30§	525,000	518,411
6.875%, 2/15/31§	200,000	193,500
OneMain Finance Corp.
7.875%, 3/15/30	125,000	132,059
4.000%, 9/15/30(x)	1,000,000	929,800
7.500%, 5/15/31(x)	300,000	313,125
7.125%, 11/15/31	350,000	362,943
PROG Holdings, Inc.
6.000%, 11/15/29(x)§	850,000	834,063

		8,612,487

Financial Services (2.6%)
Block, Inc.
6.000%, 8/15/33§	194,000	198,476
Freedom Mortgage Corp.
12.000%, 10/1/28§	296,000	313,575
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	374,000	394,335
8.375%, 4/1/32§	243,000	254,496
7.875%, 4/1/33§	575,000	591,951
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	225,000	224,777
6.500%, 8/1/29§	525,000	538,529
7.125%, 2/1/32§	200,000	208,584
Rocket Cos., Inc.
6.125%, 8/1/30§	100,000	102,875
6.375%, 8/1/33§	552,000	570,630
Rocket Mortgage LLC
3.875%, 3/1/31§	725,000	676,548
Shift4 Payments LLC
6.750%, 8/15/32§	1,124,000	1,161,935
WEX, Inc.
6.500%, 3/15/33§	1,475,000	1,504,869

		6,741,580

Insurance (4.3%)
Acrisure LLC
8.250%, 2/1/29§	1,391,000	1,450,618
4.250%, 2/15/29§	275,000	264,687
7.500%, 11/6/30§	150,000	156,188
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	328,000	328,410
6.500%, 10/1/31§	1,150,000	1,175,875
AmWINS Group, Inc.
4.875%, 6/30/29§	1,175,000	1,141,586
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.500%, 7/15/33§	725,000	743,567
Ardonagh Group Finance Ltd.
8.875%, 2/15/32(x)§	1,587,000	1,668,334
Broadstreet Partners Group LLC
5.875%, 4/15/29§	356,000	354,434
Howden UK Refinance plc
7.250%, 2/15/31§	525,000	540,094
8.125%, 2/15/32§	500,000	518,460
HUB International Ltd.
7.250%, 6/15/30§	458,000	477,483
Nassau Cos. of New York (The)
7.875%, 7/15/30(x)§	1,100,000	1,122,319
Panther Escrow Issuer LLC
7.125%, 6/1/31§	1,051,000	1,093,040

		11,035,095

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	204,000	211,113
5.750%, 1/15/31§	184,000	184,000

		395,113

Total Financials		30,263,678

Health Care (4.8%)
Biotechnology (0.2%)
Grifols SA
3.875%, 10/15/28§	EUR 225,000	257,850
4.750%, 10/15/28§	$275,000	267,094

		524,944

Health Care Equipment & Supplies (0.7%)
Medline Borrower LP
5.250%, 10/1/29§	644,000	638,365
Neogen Food Safety Corp.
8.625%, 7/20/30§	785,000	821,197
Varex Imaging Corp.
7.875%, 10/15/27(x)§	313,000	318,584

		1,778,146

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	300,000	297,501
5.000%, 4/15/29(x)§	150,000	146,760
AdaptHealth LLC
5.125%, 3/1/30(x)§	298,000	284,048
Concentra Health Services, Inc.
6.875%, 7/15/32§	175,000	181,393
DaVita, Inc.
4.625%, 6/1/30(x)§	525,000	502,687
3.750%, 2/15/31§	150,000	137,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.875%, 9/1/32§	$125,000	$129,180
6.750%, 7/15/33§	425,000	438,281
HealthEquity, Inc.
4.500%, 10/1/29§	601,000	582,429
Heartland Dental LLC
10.500%, 4/30/28§	139,000	146,471
LifePoint Health, Inc.
9.875%, 8/15/30§	200,000	216,596
11.000%, 10/15/30§	225,000	247,783
10.000%, 6/1/32(x)§	775,000	813,750
Select Medical Corp.
6.250%, 12/1/32§	625,000	625,312
Star Parent, Inc.
9.000%, 10/1/30§	383,000	404,705
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	557,000	572,095
Tenet Healthcare Corp.
6.250%, 2/1/27	490,000	489,500
6.125%, 10/1/28(x)	700,000	699,972
US Acute Care Solutions LLC
9.750%, 5/15/29§	716,000	732,110

		7,648,011

Health Care Technology (0.8%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	199,500
5.700%, 5/15/28	500,000	515,433
6.250%, 2/1/29	648,000	681,511
6.250%, 6/1/32§	591,000	607,252

		2,003,696

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
4.000%, 3/15/31§	400,000	372,512

Total Health Care		12,327,309

Industrials (11.5%)
Aerospace & Defense (1.1%)
Goat Holdco LLC
6.750%, 2/1/32§	442,000	453,616
Rolls-Royce plc
5.750%, 10/15/27§	452,000	463,740
TransDigm, Inc.
7.125%, 12/1/31§	125,000	130,262
6.375%, 5/31/33§	1,400,000	1,417,388
6.750%, 1/31/34§	300,000	310,125

		2,775,131

Building Products (1.1%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30(x)§	269,000	273,673
AmeriTex HoldCo Intermediate LLC
7.625%, 8/15/33§	325,000	337,584
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	434,000	419,483
EMRLD Borrower LP
6.625%, 12/15/30§	594,000	610,335
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28(x)§	239,000	236,770
Quikrete Holdings, Inc.
6.750%, 3/1/33§	125,000	129,687
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	625,000	624,856
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	317,890

		2,950,278

Commercial Services & Supplies (3.3%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	246,000	222,359
ADT Security Corp. (The)
4.875%, 7/15/32§	363,000	351,203
5.875%, 10/15/33§	321,000	321,000
Allied Universal Holdco LLC
6.000%, 6/1/29§	151,000	148,358
6.875%, 6/15/30§	482,000	495,409
7.875%, 2/15/31§	408,000	427,380
Aramark Services, Inc.
5.000%, 2/1/28§	558,000	555,266
Clarivate Science Holdings Corp.
3.875%, 7/1/28(x)§	275,000	264,608
4.875%, 7/1/29§	635,000	599,876
Garda World Security Corp.
6.000%, 6/1/29§	310,000	307,139
8.250%, 8/1/32§	169,000	175,126
8.375%, 11/15/32§	695,000	720,750
Madison IAQ LLC
5.875%, 6/30/29§	801,000	790,987
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	529,000	543,743
Reworld Holding Corp.
4.875%, 12/1/29§	375,000	352,500
Veritiv Operating Co.
10.500%, 11/30/30(x)§	626,000	673,733
Waste Pro USA, Inc.
7.000%, 2/1/33§	981,000	1,018,278
Williams Scotsman, Inc.
7.375%, 10/1/31§	558,000	580,755

		8,548,470

Construction & Engineering (0.8%)
AECOM
6.000%, 8/1/33§	404,000	412,775
Arcosa, Inc.
6.875%, 8/15/32§	307,000	319,986
Brand Industrial Services, Inc.
10.375%, 8/1/30§	400,000	397,760
Dycom Industries, Inc.
4.500%, 4/15/29(x)§	383,000	373,796
Pike Corp.
8.625%, 1/31/31§	262,000	281,058
Weekley Homes LLC
4.875%, 9/15/28§	242,000	237,765

		2,023,140

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	267,000	274,716

Ground Transportation (1.3%)
Beacon Mobility Corp.
7.250%, 8/1/30§	139,000	144,358
EquipmentShare.com, Inc.
9.000%, 5/15/28§	321,000	339,840
8.625%, 5/15/32§	450,000	485,577
8.000%, 3/15/33§	225,000	240,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	$230,000	$233,721
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	551,468
RXO, Inc.
7.500%, 11/15/27§	316,000	322,804
Watco Cos. LLC
7.125%, 8/1/32§	743,000	767,920
XPO, Inc.
7.125%, 6/1/31§	368,000	383,861

		3,469,921

Machinery (1.1%)
ATS Corp.
4.125%, 12/15/28§	468,000	447,811
Chart Industries, Inc.
7.500%, 1/1/30§	832,000	866,145
Enpro, Inc.
6.125%, 6/1/33§	225,000	230,447
Hillenbrand, Inc.
6.250%, 2/15/29	394,000	403,830
3.750%, 3/1/31	130,000	122,384
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	394,000	411,730
Terex Corp.
6.250%, 10/15/32§	351,000	357,634

		2,839,981

Passenger Airlines (0.4%)
American Airlines, Inc.
5.750%, 4/20/29§	325,000	325,812
VistaJet Malta Finance plc
9.500%, 6/1/28§	475,000	494,352
6.375%, 2/1/30§	225,000	219,143

		1,039,307

Professional Services (0.9%)
AMN Healthcare, Inc.
4.625%, 10/1/27(x)§	275,000	274,890
CACI International, Inc.
6.375%, 6/15/33§	300,000	309,270
VT Topco, Inc.
8.500%, 8/15/30§	1,676,000	1,705,330

		2,289,490

Trading Companies & Distributors (1.4%)
FTAI Aviation Investors LLC
7.000%, 5/1/31§	450,000	470,353
7.000%, 6/15/32§	275,000	287,568
Herc Holdings, Inc.
7.000%, 6/15/30§	400,000	415,456
7.250%, 6/15/33§	150,000	156,589
United Rentals North America, Inc.
5.500%, 5/15/27	70,000	69,847
6.000%, 12/15/29§	408,000	418,710
6.125%, 3/15/34§	242,000	251,607
WESCO Distribution, Inc.
7.250%, 6/15/28§	532,000	538,916
6.625%, 3/15/32§	469,000	487,395
6.375%, 3/15/33§	415,000	429,687

		3,526,128

Total Industrials		29,736,562

Information Technology (7.9%)
Communications Equipment (0.3%)
CommScope LLC
8.250%, 3/1/27§	314,000	317,410
4.750%, 9/1/29§	364,000	361,663

		679,073

Electronic Equipment, Instruments & Components (0.1%)
Zebra Technologies Corp.
6.500%, 6/1/32§	261,000	268,130

IT Services (1.1%)
Ahead DB Holdings LLC
6.625%, 5/1/28(x)§	640,000	640,755
ASGN, Inc.
4.625%, 5/15/28§	575,000	561,499
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	280,000	292,964
ION Trading Technologies Sarl
5.750%, 5/15/28§	800,000	783,008
Unisys Corp.
10.625%, 1/15/31§	556,000	590,689

		2,868,915

Semiconductors & Semiconductor Equipment (0.1%)
Amkor Technology, Inc.
5.875%, 10/1/33§	409,000	413,184

Software (6.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	1,502,000	1,487,506
Camelot Finance SA
4.500%, 11/1/26§	50,000	49,730
Capstone Borrower, Inc.
8.000%, 6/15/30(x)§	1,729,000	1,807,652
Central Parent LLC
8.000%, 6/15/29(x)§	975,000	857,688
Central Parent, Inc.
7.250%, 6/15/29§	511,000	442,051
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	236,040
9.000%, 9/30/29§	898,000	927,697
Dye & Durham Ltd.
8.625%, 4/15/29(x)§	1,025,000	1,009,523
Ellucian Holdings, Inc.
6.500%, 12/1/29§	444,000	451,095
Gen Digital, Inc.
7.125%, 9/30/30(x)§	667,000	686,463
6.250%, 4/1/33§	410,000	419,393
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	262,877
8.750%, 5/1/29§	300,000	309,735
McAfee Corp.
7.375%, 2/15/30§	762,000	706,625
NCR Voyix Corp.
5.000%, 10/1/28§	349,000	344,554
5.125%, 4/15/29(x)§	178,000	174,974
Open Text Corp.
6.900%, 12/1/27§	380,000	395,766
3.875%, 12/1/29§	75,000	70,829
Open Text Holdings, Inc.
4.125%, 12/1/31§	492,000	454,756
Rocket Software, Inc.
9.000%, 11/28/28§	390,000	401,423
6.500%, 2/15/29§	256,000	249,267
SS&C Technologies, Inc.
5.500%, 9/30/27§	662,000	660,828
6.500%, 6/1/32(x)§	1,017,000	1,052,331
UKG, Inc.
6.875%, 2/1/31§	864,000	891,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
ZoomInfo Technologies LLC
3.875%, 2/1/29§		$2,121,000	$2,008,778

			16,358,581

Total Information Technology			20,587,883

Materials (8.4%)
Chemicals (3.3%)
Avient Corp.
7.125%, 8/1/30§		339,000	347,699
Axalta Coating Systems LLC
4.750%, 6/15/27§		350,000	348,250
Celanese US Holdings LLC
6.750%, 4/15/33(x)		640,000	636,800
7.200%, 11/15/33(e)		224,000	232,729
HB Fuller Co.
4.250%, 10/15/28(x)		372,000	361,770
Illuminate Buyer LLC
9.000%, 7/1/28(x)§		1,026,000	1,028,565
INEOS Quattro Finance 2 plc
9.625%, 3/15/29(x)§		600,000	595,902
Maxam Prill Sarl
7.750%, 7/15/30§		286,000	287,788
Minerals Technologies, Inc.
5.000%, 7/1/28§		720,000	708,149
NOVA Chemicals Corp.
8.500%, 11/15/28§		545,000	570,261
9.000%, 2/15/30§		116,000	124,368
7.000%, 12/1/31§		177,000	186,455
Nufarm Australia Ltd.
5.000%, 1/27/30§		582,000	530,860
Olympus Water US Holding Corp.
4.250%, 10/1/28§		246,000	236,468
6.250%, 10/1/29(x)§		200,000	193,914
7.250%, 6/15/31§		370,000	374,869
Qnity Electronics, Inc.
6.250%, 8/15/33§		606,000	618,762
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§		230,000	230,851
WR Grace Holdings LLC
5.625%, 8/15/29(x)§		977,000	906,980

			8,521,440

Containers & Packaging (2.7%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§		1,434,000	1,326,450
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§		858,000	880,523
6.750%, 4/15/32§		236,000	241,914
Graphic Packaging International LLC
6.375%, 7/15/32(x)§		230,000	233,738
LABL, Inc.
5.875%, 11/1/28(x)§		679,000	526,247
8.625%, 10/1/31(x)§		394,000	289,303
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§		366,000	369,938
9.250%, 4/15/27§		1,150,000	1,148,367
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§		413,000	411,967
7.250%, 5/15/31(x)§		258,000	262,511
Sealed Air Corp.
6.125%, 2/1/28§		182,000	184,371
7.250%, 2/15/31§		350,000	367,192
Toucan FinCo Ltd.
9.500%, 5/15/30§		448,000	438,717
Trivium Packaging Finance BV
8.250%, 7/15/30§		200,000	213,234
12.250%, 1/15/31§		226,000	244,645

			7,139,117

Metals & Mining (1.9%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§		400,000	423,320
11.500%, 10/1/31§		575,000	638,595
Constellium SE
3.750%, 4/15/29§		75,000	71,344
6.375%, 8/15/32(x)§		550,000	562,210
Kaiser Aluminum Corp.
4.500%, 6/1/31§		338,000	318,142
Novelis Corp.
4.750%, 1/30/30§		800,000	770,932
6.875%, 1/30/30(x)§		171,000	176,850
6.375%, 8/15/33§		684,000	690,772
SunCoke Energy, Inc.
4.875%, 6/30/29§		1,250,000	1,167,000

			4,819,165

Paper & Forest Products (0.5%)
Magnera Corp.
4.750%, 11/15/29(x)§		250,000	221,250
7.250%, 11/15/31(x)§		1,108,000	1,041,520

			1,262,770

Total Materials			21,742,492

Real Estate (1.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.250%, 12/1/26§		290,000	288,908

Health Care REITs (0.7%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26	EUR	500,000	559,077
5.000%, 10/15/27(x)		$575,000	556,445
3.500%, 3/15/31(x)		300,000	221,472
8.500%, 2/15/32§		375,000	397,612
			1,734,606
Hotel & Resort REITs (0.6%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	355,110
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§		232,000	235,332
RHP Hotel Properties LP (REIT)
6.500%, 6/15/33§		350,000	360,216
Service Properties Trust (REIT)
8.625%, 11/15/31§		450,000	478,687

			1,429,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	$446,000	$449,867
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	324,000	341,820

		791,687

Specialized REITs (0.1%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	381,000	377,990

Total Real Estate		4,622,536

Utilities (0.2%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	250,000	237,635

Independent Power and Renewable Electricity Producers (0.1%)
Lightning Power LLC
7.250%, 8/15/32§	350,000	370,331

Total Utilities		607,966

Total Corporate Bonds		207,454,509

Loan Participations (5.3%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B (US Prime Rate + 5.50%), 13.000%, 11/3/26(k)	305,297	22,897

Total Communication Services		22,897

Consumer Discretionary (0.5%)
Automobile Components (0.2%)
Clarios Global LP, 1st Lien Term Loan (CME Term SOFR 1 Month + 2.50%), 6.816%, 5/6/30(k)	223,872	223,499
First Brands Group LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 5.00%), 9.570%, 3/30/27(k)	146,998	52,000
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 5.00%), 9.570%, 3/30/27(k)	603,465	213,476
First Brands Group LLC, 2nd Lien Term Loan (CME Term SOFR 3 Month + 8.50%), 13.070%, 3/30/28(k)	300,000	16,500

		505,475

Diversified Consumer Services (0.2%)
Champions Financing, Inc., 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.948%, 2/6/29(k)	572,111	533,970

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 3.75%), 7.913%, 3/30/29(k)	237,694	237,991

Total Consumer Discretionary		1,277,436

Consumer Staples (0.2%)
Beverages (0.2%)
Arterra Wines Canada, Inc., 1st Lien Initial Term Loan B1 (CME Term SOFR 3 Month + 3.50%), 7.763%, 11/25/27(k)	472,973	458,784

Total Consumer Staples		458,784

Financials (1.8%)
Capital Markets (0.7%)
Nexus Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.50%), 7.663%, 7/31/31(k)	273,627	272,806
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 9.913%, 2/16/32(k)	1,600,000	1,594,667

		1,867,473

Financial Services (0.2%)
Jump Financial LLC, 1st Lien Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.502%, 2/26/32(k)	574,438	575,874

Insurance (0.9%)
Acrisure LLC, 1st Lien Term Loan B6 (CME Term SOFR 1 Month + 3.00%), 7.163%, 11/6/30(k)	198,997	198,500
Asurion LLC, 2nd Lien Term Loan B3 (CME Term SOFR 1 Month + 5.25%), 9.528%, 1/31/28(k)	1,050,000	1,021,999
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 1 Month + 5.25%), 9.528%, 1/19/29(k)	800,000	763,857
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.752%, 5/6/32(k)	355,263	361,332

		2,345,688

Total Financials		4,789,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.1%)
Health Care Providers & Services (0.1%)
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 11.307%, 6/28/29 PIK(k)	$277,333	$241,280

Total Health Care		241,280

Industrials (0.1%)
Construction & Engineering (0.1%)
Tecta America Corp., 1st Lien Term Loan (CME Term SOFR 1 Month + 3.00%), 7.163%, 2/18/32(k)	299,250	300,092

Total Industrials		300,092

Information Technology (2.6%)
Software (2.6%)
Applied Systems, Inc., 2nd Lien Term Loan (CME Term SOFR 3 Month + 4.50%), 8.502%, 2/23/32(k)	975,000	996,531
Ascend Learning LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.00%), 7.163%, 12/11/28(k)	847,875	846,639
AthenaHealth Group, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 2.75%), 6.913%, 2/15/29(k)	298,500	297,541
Cast & Crew LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 3.75%), 7.913%, 12/29/28(k)	617,120	554,829
Ellucian Holdings, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 4.75%), 8.913%, 11/15/32(k)	350,000	356,562
Kaseya, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.25%), 7.413%, 3/22/32(k)	174,125	174,280
Kaseya, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.00%), 9.316%, 3/22/32(k)	525,000	524,672
KnowBe4, Inc., 1st Lien Term Loan (CME Term SOFR 3 Month + 3.75%), 8.068%, 7/23/32(k)	200,000	200,000
Leia Finco U.S. LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 7.570%, 10/9/31(k)	347,876	347,604
Leia Finco U.S. LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.25%), 9.570%, 10/11/32(k)	1,025,000	1,023,719
Modena Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.50%), 8.808%, 7/1/31(k)	570,688	562,841
Planview Parent, Inc., 1st Lien Incremental Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.510%, 12/17/27(k)	124,372	122,351
Proofpoint, Inc., 1st Lien Term Loan (CME Term SOFR 12 Month + 3.00%), 6.785%, 8/31/28(k)	125,000	125,293
Red Planet Borrower LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 4.00%), 8.163%, 9/8/32(k)	550,000	534,325

Total Information Technology		6,667,187

Total Loan Participations		13,756,711

Total Long-Term Debt Securities (85.4%) (Cost $219,665,333)		221,211,220

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A(r)*	377,134	48,865
Sound Inpatient Physicians, Inc., Class A2(r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		61,527

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	256,750	9,700,015
iShares iBoxx $ High Yield Corporate Bond ETF	37,700	3,060,863
SPDR Bloomberg High Yield Bond ETF(x)	32,634	3,197,806
SPDR Portfolio High Yield Bond ETF	291,730	6,984,016

Total Exchange Traded Funds (8.9%) (Cost $24,451,879)		22,942,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.5%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	16,996,815	16,996,815
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	2,405,088	2,406,050
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.04% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		24,553,282

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.5%)
U.S. Treasury Bills
2.00%, 10/2/25(p)	$825,000	824,908
3.88%, 10/23/25(p)	3,125,000	3,117,280

Total U.S. Treasury Obligations		3,942,188

Total Short-Term Investments (11.0%) (Cost $28,495,260)		28,495,470

Total Investments in Securities (105.3%) (Cost $272,612,472)		272,710,917
Other Assets Less Liabilities (-5.3%)		(13,788,762)

Net Assets (100%)		$258,922,155

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $ 192,360,083 or 74.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $22,223,534. This was collateralized by $762,829 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $22,147,232 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,579,329	EUR	1,346,000	JPMorgan Chase Bank	11/20/2025	(5,616)

Net unrealized depreciation						(5,616)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$61,527	$61,527
Corporate Bonds
Communication Services	—	20,266,480	—	20,266,480
Consumer Discretionary	—	37,712,970	—	37,712,970
Consumer Staples	—	8,925,118	—	8,925,118
Energy	—	20,661,515	—	20,661,515
Financials	—	30,263,678	—	30,263,678
Health Care	—	12,327,309	—	12,327,309
Industrials	—	29,736,562	—	29,736,562
Information Technology	—	20,587,883	—	20,587,883
Materials	—	21,742,492	—	21,742,492
Real Estate	—	4,622,536	—	4,622,536
Utilities	—	607,966	—	607,966
Exchange Traded Funds	22,942,700	—	—	22,942,700
Loan Participations
Communication Services	—	22,897	—	22,897
Consumer Discretionary	—	1,277,436	—	1,277,436
Consumer Staples	—	458,784	—	458,784
Financials	—	4,789,035	—	4,789,035
Health Care	—	241,280	—	241,280
Industrials	—	300,092	—	300,092
Information Technology	—	6,667,187	—	6,667,187
Short-Term Investments
Investment Companies	24,553,282	—	—	24,553,282
U.S. Treasury Obligations	—	3,942,188	—	3,942,188

Total Assets	$47,495,982	$225,153,408	$61,527	$272,710,917

Liabilities:
Forward Currency Contracts	$—	$(5,616)	$—	$(5,616)

Total Liabilities	$—	$(5,616)	$—	$(5,616)

Total	$47,495,982	$225,147,792	$61,527	$272,705,301

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,212,031
Aggregate gross unrealized depreciation	(5,487,962)

Net unrealized depreciation	$(275,931)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,981,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	2,164	$46,461
ATN International, Inc.	2,016	30,180
Bandwidth, Inc., Class A*	5,163	86,067
IDT Corp., Class B	3,154	164,986

		327,694

Entertainment (1.0%)
Cineverse Corp., Class A*	2,642	8,877
CuriosityStream, Inc.	6,164	32,669
Eventbrite, Inc., Class A*	14,595	36,779
Gaia, Inc., Class A*	3,498	20,708
Golden Matrix Group, Inc.*	2,846	3,216
IMAX Corp.*	47,145	1,543,999
Marcus Corp. (The)	4,444	68,927
Playstudios, Inc.*	18,504	17,812
PodcastOne, Inc.*	850	1,428
Reservoir Media, Inc.*	4,180	34,025
Skillz, Inc., Class A(x)*	2,006	16,048
Starz Entertainment Corp.	2,213	32,598

		1,817,086

Interactive Media & Services (0.8%)
Angi, Inc., Class A*	7,867	127,917
Arena Group Holdings, Inc. (The)*	2,643	14,457
BuzzFeed, Inc., Class A*	4,146	7,048
DHI Group, Inc.*	8,543	23,750
EverQuote, Inc., Class A*	5,368	122,766
fuboTV, Inc.(x)*	64,741	268,675
Giftify, Inc.*	3,825	4,055
Grindr, Inc.*	28,982	435,310
IZEA Worldwide, Inc.*	2,745	10,211
MediaAlpha, Inc., Class A*	6,517	74,163
Nextdoor Holdings, Inc.*	40,713	85,090
PSQ Holdings, Inc.(x)*	6,276	11,987
QuinStreet, Inc.*	10,499	162,420
Teads Holding Co.*	7,732	12,758
Travelzoo(x)*	1,254	12,327
TrueCar, Inc.*	15,402	28,340
Zedge, Inc., Class B*	2,242	6,524

		1,407,798

Media (0.7%)
Boston Omaha Corp., Class A(x)*	4,232	55,355
Cardlytics, Inc.*	10,657	25,896
Emerald Holding, Inc.(x)	2,998	15,260
Entravision Communications Corp., Class A	12,160	28,333
EW Scripps Co. (The), Class A*	12,344	30,366
Fluent, Inc.(x)*	2,143	4,757
Gambling.com Group Ltd.*	3,190	26,094
Gannett Co., Inc.(x)*	27,235	112,481
Harte Hanks, Inc.*	1,239	4,597
iHeartMedia, Inc., Class A*	22,940	65,838
Lee Enterprises, Inc.(x)*	910	4,950
Marchex, Inc., Class B*	4,459	7,982
MNTN, Inc., Class A(x)*	27,782	515,356
National CineMedia, Inc.	12,308	55,509
Nexxen International Ltd.*	7,333	67,830
Saga Communications, Inc., Class A	948	11,793
Thryv Holdings, Inc.*	7,160	86,350
Townsquare Media, Inc., Class A	2,833	19,038
Urban One, Inc., Class A*	1,527	2,107
WideOpenWest, Inc.*	9,597	49,520

		1,189,412

Wireless Telecommunication Services (0.1%)
KORE Group Holdings, Inc.*	982	2,376
Spok Holdings, Inc.	3,993	68,879
SurgePays, Inc.*	2,896	8,138

		79,393

Total Communication Services		4,821,383

Consumer Discretionary (7.2%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,278	121,057
Holley, Inc.*	11,689	36,703
Luminar Technologies, Inc., Class A(x)*	8,463	16,164
Motorcar Parts of America, Inc.*	2,568	42,475
Solid Power, Inc.(x)*	29,581	102,646
Stoneridge, Inc.*	5,422	41,316
Strattec Security Corp.*	742	50,500
Sypris Solutions, Inc.*	2,083	4,437

		415,298

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	17,655	22,952
Massimo Group*	1,027	2,413

		25,365

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,820	12,484
Groupon, Inc.(x)*	4,895	114,298

		126,782

Distributors (0.1%)
A-Mark Precious Metals, Inc.	3,688	95,409
AMCON Distributing Co.	24	2,730
Weyco Group, Inc.	1,198	36,048

		134,187

Diversified Consumer Services (2.3%)
American Public Education, Inc.*	25,000	986,750
Carriage Services, Inc., Class A	2,747	122,351
European Wax Center, Inc., Class A*	5,595	22,324
Legacy Education, Inc.*	1,745	16,700
Lincoln Educational Services Corp.(x)*	35,445	832,957
Nerdy, Inc.(x)*	12,124	15,276
Regis Corp.*	419	12,214
Stride, Inc.*	4,961	738,891
Universal Technical Institute, Inc.*	39,438	1,283,707
Zspace, Inc.*	320	314

		4,031,484

Hotels, Restaurants & Leisure (1.7%)
Allied Gaming & Entertainment, Inc.*	2,522	2,318
Ark Restaurants Corp.*	437	3,103
Bally’s Corp.*	1,480	16,428
Biglari Holdings, Inc., Class B*	134	43,369
BJ’s Restaurants, Inc.*	3,886	118,640
Black Rock Coffee Bar, Inc., Class A*	12,025	286,917
Canterbury Park Holding Corp.	412	6,666
Century Casinos, Inc.*	5,461	14,253
Denny’s Corp.(x)*	9,991	52,253
El Pollo Loco Holdings, Inc.*	5,036	48,849
FAT Brands, Inc., Class A	1,087	2,120
Flanigan’s Enterprises, Inc.	74	2,359
Full House Resorts, Inc.*	7,090	22,759
Genius Sports Ltd.*	84,059	1,040,650
Golden Entertainment, Inc.	3,732	88,001
Inspired Entertainment, Inc.*	4,872	45,699
Kura Sushi USA, Inc., Class A*	1,218	72,361
Lindblad Expeditions Holdings, Inc.*	53,156	680,397
Nathan’s Famous, Inc.	553	61,239
ONE Group Hospitality, Inc. (The)*	5,320	15,747
Potbelly Corp.*	5,003	85,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pursuit Attractions and Hospitality, Inc.*	4,146	$150,002
Rave Restaurant Group, Inc.*	2,019	6,683
RCI Hospitality Holdings, Inc.	1,593	48,602
Red Robin Gourmet Burgers, Inc.*	3,019	20,710
Serve Robotics, Inc.(x)*	9,088	105,694

		3,041,070

Household Durables (0.4%)
Bassett Furniture Industries, Inc.	1,590	24,868
Beazer Homes USA, Inc.*	5,443	133,626
Ethan Allen Interiors, Inc.	4,444	130,920
Flexsteel Industries, Inc.	722	33,465
Hamilton Beach Brands Holding Co., Class A	1,484	21,325
Hooker Furnishings Corp.	1,944	19,732
Hovnanian Enterprises, Inc., Class A*	923	118,596
iRobot Corp.(x)*	5,781	20,754
Koss Corp.*	1,055	5,359
Legacy Housing Corp.*	1,653	45,474
Lifetime Brands, Inc.	2,448	9,474
Live Ventures, Inc.*	225	4,133
Lovesac Co. (The)(x)*	2,561	43,358
Traeger, Inc.*	6,647	8,109
United Homes Group, Inc.*	1,708	7,054
Universal Electronics, Inc.*	2,564	11,948

		638,195

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,383	20,684
Clarus Corp.	5,693	19,925
Escalade, Inc.	2,078	26,120
Funko, Inc., Class A*	6,461	22,226
JAKKS Pacific, Inc.	1,743	32,646
Johnson Outdoors, Inc., Class A	1,050	42,410
Latham Group, Inc.*	8,796	66,938
Marine Products Corp.	1,701	15,088
MasterCraft Boat Holdings, Inc.*	3,125	67,063
Outdoor Holding Co.*	17,640	26,107
Smith & Wesson Brands, Inc.	8,559	84,135

		423,342

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A(x)*	4,194	19,292
aka Brands Holding Corp.*	96	926
America’s Car-Mart, Inc.(x)*	1,431	41,800
BARK, Inc.(x)*	17,591	14,615
Barnes & Noble Education, Inc.(x)*	3,130	31,143
Bed Bath & Beyond, Inc.(x)*	10,645	104,215
Build-A-Bear Workshop, Inc.	2,414	157,417
Caleres, Inc.(x)	6,459	84,225
Cato Corp. (The), Class A*	3,127	13,165
Children’s Place, Inc. (The)*	1,331	8,266
Citi Trends, Inc.*	927	28,765
Designer Brands, Inc., Class A(x)	6,130	21,700
Destination XL Group, Inc.*	9,568	12,534
Duluth Holdings, Inc., Class B*	2,768	10,823
Envela Corp.*	1,291	10,083
Genesco, Inc.*	1,919	55,632
Grove Collaborative Holdings(x)*	4,516	6,774
GrowGeneration Corp.*	11,105	20,766
Haverty Furniture Cos., Inc.	2,538	55,658
J Jill, Inc.	1,401	24,027
Lands’ End, Inc.*	2,287	32,247
MarineMax, Inc.*	3,651	92,480
Newegg Commerce, Inc., Class A*	364	15,270
OneWater Marine, Inc., Class A*	2,200	34,848
PetMed Express, Inc.(x)*	3,324	8,343
RealReal, Inc. (The)(x)*	18,432	195,932
RideNow Group, Inc., Class B*	4,554	20,038
Shoe Carnival, Inc.	3,479	72,328
Sleep Number Corp.(x)*	3,661	25,700
Sportsman’s Warehouse Holdings, Inc.*	7,064	19,567
Stitch Fix, Inc., Class A*	20,720	90,132
ThredUp, Inc., Class A*	120,749	1,141,078
Tile Shop Holdings, Inc.(x)*	5,930	35,877
Tilly’s, Inc., Class A(x)*	3,049	6,281
Torrid Holdings, Inc.*	6,247	10,932
Warby Parker, Inc., Class A*	22,449	619,143
Winmark Corp.	579	288,209
Zumiez, Inc.*	2,755	54,026

		3,484,257

Textiles, Apparel & Luxury Goods (0.1%)
Allbirds, Inc., Class A(x)*	1,117	6,333
Crown Crafts, Inc.	1,742	5,069
Culp, Inc.*	2,105	9,388
Fossil Group, Inc.(x)*	9,963	25,605
Jerash Holdings US, Inc.	1,177	3,908
Lakeland Industries, Inc.(x)	1,771	26,211
Movado Group, Inc.	3,013	57,157
Playboy, Inc.(x)*	10,699	15,727
Rocky Brands, Inc.	1,395	41,557
Superior Group of Cos., Inc.	2,280	24,442
Unifi, Inc.*	3,151	14,999
Vera Bradley, Inc.*	4,326	8,695

		239,091

Total Consumer Discretionary		12,559,071

Consumer Staples (3.7%)
Beverages (0.9%)
Vita Coco Co., Inc. (The)*	34,527	1,466,361
Willamette Valley Vineyards, Inc.*	623	2,268
Zevia PBC, Class A*	6,561	17,846

		1,486,475

Consumer Staples Distribution & Retail (0.9%)
Chefs’ Warehouse, Inc. (The)*	12,237	713,784
HF Foods Group, Inc.*	7,751	21,393
Natural Grocers by Vitamin Cottage, Inc.	21,208	848,320
Village Super Market, Inc., Class A	1,786	66,725

		1,650,222

Food Products (0.7%)
Alico, Inc.	1,026	35,561
Barfresh Food Group, Inc.*	1,235	4,298
Beyond Meat, Inc.(x)*	14,490	27,386
Bridgford Foods Corp.*	296	2,352
Calavo Growers, Inc.	3,227	83,063
Farmer Bros Co.*	3,021	5,166
Forafric Global plc(x)*	945	8,212
Laird Superfood, Inc.*	1,638	9,140
Lifeway Foods, Inc.*	998	27,705
Limoneira Co.	3,338	49,569
Mama’s Creations, Inc.*	6,614	69,513
Seneca Foods Corp., Class A*	898	96,930
SunOpta, Inc.*	18,711	109,647
Vital Farms, Inc.*	16,128	663,667

		1,192,209

Household Products (0.1%)
Oil-Dri Corp. of America	1,930	117,807

Personal Care Products (0.9%)
AXIL Brands, Inc.*	420	2,646
Beauty Health Co. (The)(x)*	22,699	45,171
FitLife Brands, Inc.*	772	15,355
Honest Co., Inc. (The)(x)*	18,352	67,535
Lifevantage Corp.	2,022	19,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.(x)*	2,112	$28,871
Natural Health Trends Corp.	1,508	6,741
Nature’s Sunshine Products, Inc.*	3,292	51,092
Oddity Tech Ltd., Class A*	22,118	1,377,952
United-Guardian, Inc.	544	4,243

		1,619,280

Tobacco (0.2%)
Ispire Technology, Inc.*	3,634	9,303
Turning Point Brands, Inc.	3,323	328,512

		337,815

Total Consumer Staples		6,403,808

Energy (3.9%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc., Class A*	5,515	198,981
Dawson Geophysical Co.*	1,144	2,013
DMC Global, Inc.*	3,710	31,349
Drilling Tools International Corp.*	3,588	8,252
Energy Services of America Corp.	2,234	23,122
Forum Energy Technologies, Inc.*	2,201	58,789
Geospace Technologies Corp.*	2,350	44,556
Gulf Island Fabrication, Inc.*	3,080	21,622
KLX Energy Services Holdings, Inc.*	2,778	5,334
Mammoth Energy Services, Inc.*	5,076	11,624
MIND Technology, Inc.*	1,619	13,098
National Energy Services Reunited
Corp.(x)*	11,760	120,658
Natural Gas Services Group, Inc.	1,952	54,636
NCS Multistage Holdings, Inc.*	154	7,863
Oil States International, Inc.*	11,277	68,339
Ranger Energy Services, Inc., Class A	3,760	52,790
SEACOR Marine Holdings, Inc.*	3,942	25,584
Select Water Solutions, Inc., Class A	17,997	192,388
Smart Sand, Inc.	5,669	12,132
TETRA Technologies, Inc.*	24,650	141,737

		1,094,867

Oil, Gas & Consumable Fuels (3.3%)
Aemetis, Inc.(x)*	9,187	20,671
Amplify Energy Corp.(x)*	6,569	34,487
Ardmore Shipping Corp.	6,732	79,909
Berry Corp.	14,676	55,475
Centrus Energy Corp., Class A(x)*	11,062	3,429,994
Comstock, Inc.*	5,419	18,533
Diversified Energy Co. plc(m)	11,166	156,436
Empire Petroleum Corp.(x)*	3,060	13,831
Encore Energy Corp.(x)*	35,655	114,453
Energy Fuels, Inc.(x)*	41,643	639,220
Epsilon Energy Ltd.	3,856	19,434
Evolution Petroleum Corp.(x)	6,065	29,233
FutureFuel Corp.	5,156	20,005
Gevo, Inc.(x)*	45,021	88,241
Granite Ridge Resources, Inc.	10,442	56,491
Green Plains, Inc.*	12,437	109,321
Kolibri Global Energy, Inc.*	5,802	32,201
Lightbridge Corp.(x)*	4,078	86,494
NACCO Industries, Inc., Class A	797	33,602
NextNRG, Inc.*	3,438	6,292
Nordic American Tankers Ltd.(x)	40,011	125,635
OPAL Fuels, Inc., Class A*	4,294	9,447
Prairie Operating Co.(x)*	4,520	8,972
PrimeEnergy Resources Corp.*	67	11,191
REX American Resources Corp.*	5,856	179,311
Riley Exploration Permian, Inc.	2,574	69,781
SandRidge Energy, Inc.	6,933	78,204
Stabilis Solutions, Inc.*	359	1,565
Summit Midstream Corp.*	1,808	37,136
Teekay Corp. Ltd.	10,215	83,559
US Energy Corp.*	732	864
VAALCO Energy, Inc.(x)	20,006	80,424
Verde Clean Fuels, Inc.*	530	1,617
W&T Offshore, Inc.(x)	19,429	35,361
XCF Global, Inc., Class A*	6,024	7,892

		5,775,282

Total Energy		6,870,149

Financials (12.8%)
Banks (7.2%)
ACNB Corp.	2,047	90,150
Affinity Bancshares, Inc.	835	16,466
Amalgamated Financial Corp.	4,521	122,745
Amerant Bancorp, Inc., Class A	7,201	138,763
AmeriServ Financial, Inc.	2,264	6,566
Ames National Corp.	1,726	34,900
Arrow Financial Corp.	3,194	90,390
Auburn National Bancorp, Inc.	445	12,064
Bank First Corp.(x)	1,775	215,325
Bank of Marin Bancorp	2,848	69,149
Bank of the James Financial Group, Inc.	773	12,059
Bank7 Corp.	840	38,867
BankFinancial Corp.	2,049	24,649
Bankwell Financial Group, Inc.	1,403	62,083
Bar Harbor Bankshares	2,901	88,364
BayCom Corp.	2,089	60,059
Bayfirst Financial Corp.	653	6,830
BCB Bancorp, Inc.	3,021	26,222
Blue Foundry Bancorp*	3,696	33,597
Blue Ridge Bankshares, Inc.*	12,702	53,729
Bogota Financial Corp.*	870	8,030
Bridgewater Bancshares, Inc.*	4,044	71,174
Broadway Financial Corp.*	755	5,451
Burke & Herbert Financial Services Corp.	2,633	162,430
Business First Bancshares, Inc.	5,488	129,572
BV Financial, Inc.(x)*	1,706	27,501
Byline Bancorp, Inc.	5,828	161,610
C&F Financial Corp.	600	40,320
California Bancorp*	4,363	72,775
Camden National Corp.	3,273	126,305
Capital Bancorp, Inc.	2,275	72,573
Capital City Bank Group, Inc.	2,731	114,128
Carter Bankshares, Inc.*	4,453	86,433
Catalyst Bancorp, Inc.*	788	10,362
CB Financial Services, Inc.	925	30,719
Central Pacific Financial Corp.	5,152	156,312
Central Plains Bancshares, Inc.*	621	10,153
CF Bankshares, Inc.	723	17,316
CFSB Bancorp, Inc.*	590	8,343
Chain Bridge Bancorp, Inc., Class A*	468	15,318
Chemung Financial Corp.	838	44,012
ChoiceOne Financial Services, Inc.	2,805	81,233
Citizens & Northern Corp.	3,010	59,628
Citizens Community Bancorp, Inc.	1,937	31,128
Citizens Financial Services, Inc.	902	54,373
Civista Bancshares, Inc.	3,591	72,933
CNB Financial Corp.	5,453	131,963
Coastal Financial Corp.*	2,509	271,399
CoastalSouth Bancshares, Inc.*	769	16,772
Colony Bankcorp, Inc.	3,276	55,725
Community Trust Bancorp, Inc.	3,124	174,788
Community West Bancshares	3,305	68,876
ConnectOne Bancorp, Inc.	9,231	229,021
Dime Community Bancshares, Inc.	7,723	230,377
Eagle Bancorp Montana, Inc.	1,418	24,489
Eagle Financial Services, Inc.	928	35,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ECB Bancorp, Inc.*	1,548	$24,567
Equity Bancshares, Inc., Class A	2,724	110,867
Esquire Financial Holdings, Inc.	1,405	143,387
Farmers & Merchants Bancorp, Inc.	2,483	62,100
Farmers National Banc Corp.	7,055	101,663
FB Bancorp, Inc.*	3,425	41,169
Fidelity D&D Bancorp, Inc.	931	40,806
Fifth District Bancorp, Inc.*	997	13,808
Financial Institutions, Inc.	3,811	103,659
Finward Bancorp	664	21,308
Finwise Bancorp*	1,785	34,611
First Bancorp, Inc. (The)	2,167	56,905
First Bank	4,210	68,581
First Business Financial Services, Inc.	1,580	80,991
First Capital, Inc.	633	28,991
First Community Bankshares, Inc.	3,024	105,235
First Community Corp.	1,481	41,794
First Financial Corp.	2,231	125,918
First Foundation, Inc.*	12,245	68,205
First Guaranty Bancshares, Inc.	1,170	9,383
First Internet Bancorp	1,487	33,353
First Mid Bancshares, Inc.	4,080	154,550
First National Corp.(x)	1,508	34,201
First Northwest Bancorp	1,508	11,868
First Savings Financial Group, Inc.	1,080	33,944
First Seacoast Bancorp*	603	6,935
First United Corp.(x)	1,191	43,793
First US Bancshares, Inc.	997	12,333
First Western Financial, Inc.*	1,621	37,324
Five Star Bancorp	3,179	102,364
Flushing Financial Corp.	6,312	87,169
Franklin Financial Services Corp.(x)	826	37,996
FS Bancorp, Inc.	1,330	53,094
FVCBankcorp, Inc.	3,019	39,156
GBank Financial Holdings, Inc.(x)*	1,744	68,487
Great Southern Bancorp, Inc.	1,642	100,573
Greene County Bancorp, Inc.	1,369	30,939
Hanmi Financial Corp.	5,884	145,276
Hanover Bancorp, Inc.(x)	904	20,295
HarborOne Bancorp, Inc.	7,335	99,756
Hawthorn Bancshares, Inc.(x)	1,131	35,106
HBT Financial, Inc.	2,353	59,296
Heritage Commerce Corp.	11,550	114,691
Hingham Institution For Savings (The)(x)	320	84,410
Home Bancorp, Inc.	1,349	73,284
Home Federal Bancorp, Inc. of Louisiana	435	5,946
HomeTrust Bancshares, Inc.	3,118	127,651
Horizon Bancorp, Inc.	8,337	133,475
IF Bancorp, Inc.	475	12,265
Independent Bank Corp.	3,850	119,254
Investar Holding Corp.	1,816	42,149
John Marshall Bancorp, Inc.	2,509	49,728
Kearny Financial Corp.	10,945	71,909
Lake Shore Bancorp, Inc.	636	8,268
Landmark Bancorp, Inc.	939	25,062
LCNB Corp.	2,682	40,203
LINKBANCORP, Inc.	4,353	31,037
Magyar Bancorp, Inc.	1,162	19,835
MainStreet Bancshares, Inc.	1,363	28,391
Mechanics Bancorp*	3,685	49,047
Mercantile Bank Corp.	3,077	138,465
Meridian Corp.	1,692	26,717
Metrocity Bankshares, Inc.	3,817	105,693
Metropolitan Bank Holding Corp.	1,777	132,955
Mid Penn Bancorp, Inc.	3,812	109,176
Middlefield Banc Corp.	1,436	43,094
Midland States Bancorp, Inc.	3,973	68,097
MidWestOne Financial Group, Inc.	3,165	89,538
MVB Financial Corp.	2,225	55,759
National Bankshares, Inc.(x)	1,267	37,300
NB Bancorp, Inc.	6,727	118,732
Northeast Bank	1,521	152,343
Northeast Community Bancorp, Inc.	2,477	50,952
Northfield Bancorp, Inc.	7,082	83,568
Northpointe Bancshares, Inc.(x)	1,973	33,699
Northrim Bancorp, Inc.	4,208	91,145
Norwood Financial Corp.(x)	1,690	42,960
NSTS Bancorp, Inc.*	791	9,247
Oak Valley Bancorp	1,333	37,551
Ohio Valley Banc Corp.	727	26,884
Old Second Bancorp, Inc.	9,483	163,914
OP Bancorp(x)	2,324	32,350
OptimumBank Holdings, Inc.*	1,671	6,851
Orange County Bancorp, Inc.	2,230	56,218
Origin Bancorp, Inc.	5,733	197,903
Orrstown Financial Services, Inc.	3,655	124,197
Parke Bancorp, Inc.	1,926	41,505
Pathfinder Bancorp, Inc.	600	9,264
Patriot National Bancorp, Inc.(x)*	8,921	11,597
PB Bankshares, Inc.*	440	8,474
PCB Bancorp	2,089	43,869
Peapack-Gladstone Financial Corp.	3,090	85,284
Peoples Bancorp of North Carolina, Inc.	857	26,276
Peoples Bancorp, Inc.	6,687	200,543
Peoples Financial Services Corp.	1,820	88,470
Pioneer Bancorp, Inc.*	2,210	28,863
Plumas Bancorp	1,133	48,878
Ponce Financial Group, Inc.(x)*	3,829	56,286
Preferred Bank	1,963	177,436
Primis Financial Corp.	4,224	44,394
Princeton Bancorp, Inc.	1,084	34,515
Provident Bancorp, Inc.*	3,033	38,003
Provident Financial Holdings, Inc.	1,103	17,372
QCR Holdings, Inc.	3,210	242,804
RBB Bancorp	3,271	61,364
Red River Bancshares, Inc.	948	61,449
Rhinebeck Bancorp, Inc.*	895	10,167
Richmond Mutual Bancorp, Inc.(x)	1,862	26,459
Riverview Bancorp, Inc.	4,089	21,958
SB Financial Group, Inc.	1,145	22,087
Shore Bancshares, Inc.	6,013	98,673
Sierra Bancorp	2,425	70,107
SmartFinancial, Inc.	2,831	101,152
Sound Financial Bancorp, Inc.	388	17,871
South Plains Financial, Inc.	2,516	97,243
Southern First Bancshares, Inc.*	1,502	66,268
Southern Missouri Bancorp, Inc.	1,887	99,181
SR Bancorp, Inc.(x)	1,507	22,741
Sterling Bancorp, Inc.(r)*	3,894	—
Summit State Bank	957	11,398
Texas Community Bancshares, Inc.	436	6,998
Third Coast Bancshares, Inc.*	2,496	94,773
Timberland Bancorp, Inc.	1,459	48,556
TrustCo Bank Corp.	3,604	130,825
Union Bankshares, Inc.(x)	769	19,040
United Bancorp, Inc.	1,079	15,074
United Security Bancshares	2,779	25,928
Unity Bancorp, Inc.	1,416	69,200
Univest Financial Corp.	5,547	166,521
USCB Financial Holdings, Inc.	2,093	36,523
Virginia National Bankshares Corp.	929	36,054
Washington Trust Bancorp, Inc.	3,710	107,219
West Bancorp, Inc.	2,987	60,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Western New England Bancorp, Inc.(x)	3,496	$41,987

		12,566,639

Capital Markets (1.4%)
Aether Holdings, Inc.*	418	2,521
AlTi Global, Inc.(x)*	8,255	29,388
B Riley Financial, Inc.*	3,013	18,003
Bakkt Holdings, Inc., Class A(x)*	2,076	69,858
Binah Capital Group, Inc.(x)*	717	1,233
Diamond Hill Investment Group, Inc.	490	68,605
Dominari Holdings, Inc.(x)	1,457	10,330
Forge Global Holdings, Inc.(x)*	2,017	34,087
Great Elm Group, Inc.*	3,025	7,411
Hennessy Advisors, Inc.	890	9,372
Heritage Global, Inc.*	6,544	10,863
MarketWise, Inc.	342	5,653
Miami International Holdings, Inc.*	19,212	773,475
Open Lending Corp.(x)*	20,247	42,721
Piper Sandler Cos.	3,767	1,307,112
Siebert Financial Corp.(x)*	2,773	8,097
Silvercrest Asset Management Group, Inc., Class A	1,551	24,428
Value Line, Inc.	154	6,018
Westwood Holdings Group, Inc.	1,482	24,438

		2,453,613

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	1,034	60,572
Consumer Portfolio Services, Inc.*	1,965	14,836
Dave, Inc.*	7,042	1,403,823
DeFi Development Corp.(x)*	2,760	42,255
LendingTree, Inc.*	2,159	139,752
Medallion Financial Corp.	3,219	32,512
NerdWallet, Inc., Class A*	7,926	85,284
Old Market Capital Corp.*	936	4,773
Oportun Financial Corp.*	7,511	46,343
OppFi, Inc.	4,841	54,848
Regional Management Corp.	1,756	68,414
Vroom, Inc.*	197	5,325
World Acceptance Corp.*	506	85,585

		2,044,322

Financial Services (1.5%)
Acacia Research Corp.(x)*	6,204	20,163
Alerus Financial Corp.	4,543	100,582
Better Home & Finance Holding Co.(x)*	1,009	56,645
Cantaloupe, Inc.*	11,404	120,540
Cass Information Systems, Inc.	2,355	92,622
Finance of America Cos., Inc., Class A(x)*	827	18,550
FlexShopper, Inc.*	1,919	1,230
International Money Express, Inc.*	5,306	74,125
loanDepot, Inc., Class A(x)*	15,923	48,884
NewtekOne, Inc.	4,906	56,174
Onity Group, Inc.*	1,271	50,789
Paymentus Holdings, Inc., Class A*	56,834	1,739,120
Paysign, Inc.*	6,749	42,451
Priority Technology Holdings, Inc.*	4,928	33,855
Security National Financial Corp., Class A*	2,959	25,655
SWK Holdings Corp.	637	9,268
Triller Group, Inc.*	20,571	17,076
Usio, Inc.*	3,761	5,341
Velocity Financial, Inc.*	1,860	33,740
Waterstone Financial, Inc.	2,911	45,412
XBP Global Holdings, Inc.*	2,345	1,892

		2,594,114

Insurance (0.9%)
Abacus Global Management, Inc.*	7,708	44,167
Ambac Financial Group, Inc.*	8,372	69,822
American Coastal Insurance Corp.	4,697	53,499
American Integrity Insurance Group, Inc.*	1,433	31,970
Atlantic American Corp.	904	2,599
Citizens, Inc., Class A(x)*	9,000	47,250
Crawford & Co., Class A	3,164	33,855
Donegal Group, Inc., Class A	3,147	61,020
eHealth, Inc.*	5,390	23,231
GoHealth, Inc., Class A*	893	4,304
Greenlight Capital Re Ltd., Class A*	5,078	64,491
Heritage Insurance Holdings, Inc.*	4,443	111,875
Hippo Holdings, Inc.(x)*	3,478	125,765
Investors Title Co.	276	73,921
James River Group Holdings Ltd.	7,303	40,532
Kestrel Group Ltd.	491	13,409
Kingstone Cos., Inc.	2,142	31,487
Kingsway Financial Services, Inc.(x)*	4,060	59,357
MBIA, Inc.(x)*	8,889	66,223
Neptune Insurance Holdings, Inc., Class A*	15,362	307,240
NI Holdings, Inc.*	1,477	20,028
Selectquote, Inc.*	26,313	51,573
Tiptree, Inc., Class A	4,556	87,339
United Fire Group, Inc.	4,094	124,540
Universal Insurance Holdings, Inc.	4,944	130,027

		1,679,524

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
ACRES Commercial Realty Corp. (REIT)(x)*	1,218	25,773
Advanced Flower Capital, Inc. (REIT)(x)	3,324	12,731
AG Mortgage Investment Trust, Inc. (REIT)	5,574	40,356
Angel Oak Mortgage REIT, Inc. (REIT)	2,381	22,310
Ares Commercial Real Estate Corp. (REIT)(x)	10,375	46,791
Cherry Hill Mortgage Investment Corp. (REIT)	6,774	16,190
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,476	44,458
Ellington Financial, Inc. (REIT)(x)	18,059	234,406
Franklin BSP Realty Trust, Inc. (REIT)(x)	15,936	173,065
Granite Point Mortgage Trust, Inc. (REIT)	8,807	26,421
Invesco Mortgage Capital, Inc. (REIT)(x)	13,192	99,731
Lument Finance Trust, Inc. (REIT)	8,590	17,352
Manhattan Bridge Capital, Inc. (REIT)	1,766	9,748
Nexpoint Real Estate Finance, Inc. (REIT)	1,591	22,560
Orchid Island Capital, Inc. (REIT)(x)	24,299	170,336
Rithm Property Trust, Inc. (REIT)	7,619	19,200
Sachem Capital Corp. (REIT)(x)	8,460	9,390
Seven Hills Realty Trust (REIT)	2,644	27,260
Sunrise Realty Trust, Inc. (REIT)	1,930	20,053

		1,038,131

Total Financials		22,376,343

Health Care (26.3%)
Biotechnology (12.4%)
4D Molecular Therapeutics, Inc.*	7,642	66,409
89bio, Inc.*	24,176	355,387
Abeona Therapeutics, Inc.(x)*	8,294	43,792
Absci Corp.(x)*	25,093	76,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Achieve Life Sciences, Inc.*	5,985	$18,853
Acrivon Therapeutics, Inc.(x)*	2,533	4,585
Actinium Pharmaceuticals, Inc.*	5,849	9,358
Actuate Therapeutics, Inc.*	1,186	7,934
Acumen Pharmaceuticals, Inc.*	6,824	11,669
ADC Therapeutics SA*	13,707	54,828
Adverum Biotechnologies, Inc.(x)*	3,449	15,624
Agenus, Inc.*	4,790	18,442
Akebia Therapeutics, Inc.(x)*	48,167	131,496
Aldeyra Therapeutics, Inc.*	10,445	54,523
Alector, Inc.*	13,323	39,436
Altimmune, Inc.*	15,588	58,767
AnaptysBio, Inc.(x)*	3,813	116,754
Anavex Life Sciences Corp.(x)*	16,115	143,424
Anika Therapeutics, Inc.*	2,368	22,259
Anixa Biosciences, Inc.*	5,728	18,902
Annexon, Inc.*	18,078	55,138
Arbutus Biopharma Corp.*	29,497	133,916
Arcellx, Inc.*	10,362	850,720
Arcturus Therapeutics Holdings, Inc.(x)*	4,893	90,178
Armata Pharmaceuticals, Inc.*	1,977	5,891
ArriVent Biopharma, Inc.*	4,732	87,305
Artiva Biotherapeutics, Inc.*	915	2,626
Assembly Biosciences, Inc.*	875	22,400
Astria Therapeutics, Inc.*	7,094	51,644
Atara Biotherapeutics, Inc.*	624	8,942
aTyr Pharma, Inc.(x)*	17,199	12,407
Aura Biosciences, Inc.(x)*	8,157	50,410
Avalo Therapeutics, Inc.*	1,514	19,243
Avita Medical, Inc.(x)*	2,318	11,845
Benitec Biopharma, Inc.(x)*	2,817	39,523
Beyondspring, Inc.(x)*	6,039	10,931
Biomea Fusion, Inc.(x)*	9,532	19,255
Black Diamond Therapeutics, Inc.(x)*	8,773	33,250
Boundless Bio, Inc.*	2,961	3,642
Bright Minds Biosciences, Inc.*	884	53,623
C4 Therapeutics, Inc.*	10,928	24,260
Cabaletta Bio, Inc.*	16,404	38,385
CAMP4 Therapeutics Corp.(x)*	1,233	3,699
Candel Therapeutics, Inc.(x)*	7,820	39,882
Capricor Therapeutics, Inc.(x)*	7,292	52,575
Cardiff Oncology, Inc.(x)*	11,980	24,679
CareDx, Inc.*	10,502	152,699
Cartesian Therapeutics, Inc.(x)*	1,947	19,898
Celcuity, Inc.(x)*	38,864	1,919,882
Celularity, Inc., Class A*	2,156	4,463
CervoMed, Inc.(x)*	1,068	8,640
Cibus, Inc., Class A(x)*	3,876	5,000
Cidara Therapeutics, Inc.*	17,796	1,704,145
Climb Bio, Inc.(x)*	3,907	7,853
Cogent Biosciences, Inc.*	25,162	361,326
Coherus Oncology, Inc.(x)*	21,401	35,098
Compass Therapeutics, Inc.*	19,116	66,906
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,022	25,578
Corvus Pharmaceuticals, Inc.(x)*	11,408	84,077
Coya Therapeutics, Inc.*	3,040	17,328
Cullinan Therapeutics, Inc.*	9,808	58,161
Design Therapeutics, Inc.(x)*	4,658	35,075
DiaMedica Therapeutics, Inc.(x)*	6,083	41,790
Dianthus Therapeutics, Inc.*	3,184	125,290
Dyadic International, Inc.*	3,140	3,705
Editas Medicine, Inc.*	16,738	58,081
Eledon Pharmaceuticals, Inc.(x)*	11,371	29,451
Elicio Therapeutics, Inc.(x)*	1,719	18,806
Elutia, Inc.*	4,319	3,845
Emergent BioSolutions, Inc.*	10,541	92,972
Enanta Pharmaceuticals, Inc.*	3,963	47,437
Entrada Therapeutics, Inc.*	5,207	30,201
Erasca, Inc.(x)*	33,364	72,734
Estrella Immunopharma, Inc.*	2,373	2,824
Exagen, Inc.*	2,116	23,255
Exicure, Inc.*	284	1,162
eXoZymes, Inc.*	274	4,041
Fate Therapeutics, Inc.*	20,004	25,205
Fennec Pharmaceuticals, Inc.*	4,604	43,093
Fibrobiologics, Inc.(x)*	5,089	2,780
Foghorn Therapeutics, Inc.*	6,364	31,120
Forte Biosciences, Inc.*	1,087	16,305
Fortress Biotech, Inc.(x)*	4,839	17,880
Gain Therapeutics, Inc.*	5,823	10,307
Galectin Therapeutics, Inc.(x)*	8,571	36,298
Genelux Corp.*	6,321	26,548
Gossamer Bio, Inc.*	37,139	97,676
Greenwich Lifesciences, Inc.(x)*	1,162	11,562
Heron Therapeutics, Inc.(x)*	30,219	38,076
Humacyte, Inc.*	23,493	40,878
Immix Biopharma, Inc.*	3,327	6,953
ImmuCell Corp.*	1,094	7,078
Immuneering Corp., Class A(x)*	5,288	37,016
Immunic, Inc.(x)*	18,110	15,966
Immunome, Inc.*	14,882	174,268
Inhibikase Therapeutics, Inc.*	12,250	19,845
Inhibrx Biosciences, Inc.*	1,797	60,523
Inmune Bio, Inc.(x)*	3,509	7,264
Inovio Pharmaceuticals, Inc.(x)*	6,624	15,500
Insight Molecular Diagnostics, Inc.*	2,330	7,736
Instil Bio, Inc.(x)*	726	12,966
Ironwood Pharmaceuticals, Inc., Class A*	31,206	40,880
Jade Biosciences, Inc.(x)	6,437	55,551
Jasper Therapeutics, Inc.*	2,787	6,633
Kalaris Therapeutics, Inc.(x)*	907	5,242
KalVista Pharmaceuticals, Inc.*	7,269	88,536
Karyopharm Therapeutics, Inc.(x)*	1,425	9,320
Kezar Life Sciences, Inc.*	1,195	4,661
Kodiak Sciences, Inc.*	6,333	103,671
Korro Bio, Inc.*	1,296	62,065
Kyverna Therapeutics, Inc.(x)*	4,246	25,476
Lantern Pharma, Inc.(x)*	1,685	7,330
Larimar Therapeutics, Inc.*	8,898	28,741
Lexeo Therapeutics, Inc.*	4,538	30,132
MacroGenics, Inc.*	10,632	17,862
MAIA Biotechnology, Inc.*	4,673	7,196
MDxHealth SA*	7,575	35,224
MediciNova, Inc.*	9,049	11,402
Medicus Pharma Ltd.*	1,256	2,908
MeiraGTx Holdings plc(x)*	8,036	66,136
Metagenomi, Inc.*	5,198	12,319
MiMedx Group, Inc.*	22,853	159,514
Mineralys Therapeutics, Inc.*	7,593	287,927
Mirum Pharmaceuticals, Inc.*	31,114	2,280,967
Monopar Therapeutics, Inc.*	693	56,597
Monte Rosa Therapeutics, Inc.(x)*	8,864	65,682
Mural Oncology plc*	3,256	6,740
Neurogene, Inc.(x)*	1,940	33,620
Nkarta, Inc.*	8,059	16,682
Nurix Therapeutics, Inc.*	14,627	135,153
Nuvectis Pharma, Inc.*	2,660	16,013
Olema Pharmaceuticals, Inc.(x)*	11,629	113,848
OnKure Therapeutics, Inc., Class A*	1,762	4,846
Organogenesis Holdings, Inc., Class A(x)*	13,200	55,704
ORIC Pharmaceuticals, Inc.(x)*	11,208	134,496
Oruka Therapeutics, Inc.(x)*	5,344	102,765
OS Therapies, Inc.(x)*	2,789	5,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Outlook Therapeutics, Inc.(x)*	4,392	$4,656
Palvella Therapeutics, Inc.*	1,329	83,315
PDS Biotechnology Corp.*	9,304	9,397
PepGen, Inc.(x)*	2,989	13,809
Perspective Therapeutics, Inc.(x)*	11,743	40,278
PMV Pharmaceuticals, Inc.*	8,718	12,205
Praxis Precision Medicines, Inc.*	3,480	184,440
Precigen, Inc.(x)*	29,082	95,680
Precision BioSciences, Inc.*	1,746	9,638
Prime Medicine, Inc.(x)*	14,419	79,881
Protalix BioTherapeutics, Inc.(x)*	13,944	30,956
Protara Therapeutics, Inc.*	5,911	25,713
Puma Biotechnology, Inc.*	8,406	44,636
Pyxis Oncology, Inc.*	9,541	21,181
Quince Therapeutics, Inc.*	7,357	11,992
Rein Therapeutics, Inc.*	3,982	4,559
Replimune Group, Inc.(x)*	13,350	55,936
Rezolute, Inc.*	14,949	140,521
Rhythm Pharmaceuticals, Inc.*	19,438	1,963,044
Rigel Pharmaceuticals, Inc.*	3,385	95,897
Sagimet Biosciences, Inc., Class A(x)*	5,206	35,713
Savara, Inc.(x)*	22,209	79,286
Scholar Rock Holding Corp.*	20,379	758,914
SELLAS Life Sciences Group, Inc.*	18,658	30,039
Senti Biosciences, Inc.*	1,452	2,047
Sera Prognostics, Inc., Class A(x)*	4,625	14,153
Seres Therapeutics, Inc.*	1,315	25,301
Serina Therapeutics, Inc.(x)*	658	3,527
Sionna Therapeutics, Inc.(x)*	2,354	69,231
Skye Bioscience, Inc.*	3,385	13,303
Soleno Therapeutics, Inc.(x)*	8,236	556,754
Solid Biosciences, Inc.*	11,337	69,949
Stoke Therapeutics, Inc.(x)*	8,691	204,239
Surrozen, Inc.*	902	11,622
Sutro Biopharma, Inc.(x)*	14,791	12,845
Tango Therapeutics, Inc.(x)*	13,850	116,340
Taysha Gene Therapies, Inc.*	40,959	133,936
Tectonic Therapeutic, Inc.(x)*	2,047	32,117
Tevogen Bio Holdings, Inc.(x)*	5,850	4,594
Tonix Pharmaceuticals Holding Corp.(x)*	1,695	40,951
Tourmaline Bio, Inc.*	3,396	162,431
Travere Therapeutics, Inc.*	18,817	449,726
TriSalus Life Sciences, Inc.*	3,661	17,024
TScan Therapeutics, Inc.*	9,055	16,480
TuHURA Biosciences, Inc.*	5,171	12,824
Tyra Biosciences, Inc.(x)*	4,592	64,242
uniQure NV*	29,327	1,711,817
UroGen Pharma Ltd.(x)*	7,116	141,964
Vanda Pharmaceuticals, Inc.*	10,496	52,375
Verastem, Inc.*	8,797	77,678
Viridian Therapeutics, Inc.*	13,657	294,718
Vistagen Therapeutics, Inc.*	5,301	18,819
Voyager Therapeutics, Inc.(x)*	9,080	42,404
vTv Therapeutics, Inc., Class A*	310	7,212
Whitehawk Therapeutics, Inc.*	7,688	14,607
XBiotech, Inc.*	3,866	10,284
XOMA Royalty Corp.*	1,808	69,680
Zenas Biopharma, Inc.(x)*	3,118	69,220
Zentalis Pharmaceuticals, Inc.*	11,776	17,782
Zura Bio Ltd., Class A*	7,768	33,635
Zymeworks, Inc.*	9,695	165,591

		21,530,073

Health Care Equipment & Supplies (3.9%)
Accuray, Inc.*	19,373	32,353
AngioDynamics, Inc.*	7,572	84,579
Anteris Technologies Global Corp.(x)*	6,441	28,984
Apyx Medical Corp.*	6,907	14,781
Artivion, Inc.*	57,580	2,437,937
Axogen, Inc.*	8,456	150,855
Beta Bionics, Inc.(x)*	48,821	970,073
Bioventus, Inc., Class A(x)*	8,893	59,494
Butterfly Network, Inc., Class A*	36,996	71,402
CapsoVision, Inc.(x)*	767	3,712
Carlsmed, Inc.(x)*	1,230	16,470
Ceribell, Inc.(x)*	4,783	54,957
Cerus Corp.*	36,300	57,717
ClearPoint Neuro, Inc.(x)*	4,999	108,928
CVRx, Inc.(x)*	3,058	24,678
CytoSorbents Corp.*	11,258	10,516
Delcath Systems, Inc.*	5,769	62,017
ElectroCore, Inc.*	1,267	6,272
Electromed, Inc.*	1,322	32,455
Envoy Medical, Inc.(x)*	1,182	917
enVVeno Medical Corp.(x)*	3,607	3,268
Femasys, Inc.*	4,686	1,651
FONAR Corp.*	1,241	18,689
Fractyl Health, Inc.*	5,637	8,963
HeartBeam, Inc.*	5,788	9,550
Inogen, Inc.*	4,622	37,762
InspireMD, Inc.*	3,827	9,223
iRadimed Corp.	1,580	112,433
Kestra Medical Technologies Ltd.(x)*	35,089	833,715
Kewaunee Scientific Corp.*	404	17,231
KORU Medical Systems, Inc.*	8,250	31,597
LENSAR, Inc.(x)*	1,796	22,181
Lucid Diagnostics, Inc.(x)*	14,305	14,448
Microbot Medical, Inc.(x)*	6,500	19,825
Modular Medical, Inc.*	9,543	6,678
Monogram Technologies, Inc.*	2,887	16,947
Myomo, Inc.(x)*	6,835	6,097
Neuronetics, Inc.(x)*	6,875	18,769
NeuroPace, Inc.*	4,766	49,137
Odysight.ai, Inc.*	1,188	5,346
OraSure Technologies, Inc.*	14,832	47,611
Orchestra BioMed Holdings, Inc.*	5,001	12,402
Orthofix Medical, Inc.*	7,494	109,712
OrthoPediatrics Corp.*	3,187	59,055
Outset Medical, Inc.(x)*	3,182	44,930
Owlet, Inc.*	2,123	17,982
Precision Optics Corp., Inc.*	1,048	4,559
Pro-Dex, Inc.(x)*	440	14,894
Pulmonx Corp.*	8,168	13,232
Pulse Biosciences, Inc.(x)*	3,428	60,676
Rockwell Medical, Inc.*	6,059	7,271
Sanara Medtech, Inc.*	635	20,148
SANUWAVE Health, Inc.*	1,396	52,322
Semler Scientific, Inc.(x)*	2,319	69,570
Sensus Healthcare, Inc.*	2,971	9,329
Shoulder Innovations, Inc.(x)*	849	10,655
SI-BONE, Inc.*	7,350	108,192
Sight Sciences, Inc.(x)*	8,074	27,775
Spectral AI, Inc.*	3,419	7,795
Stereotaxis, Inc.*	11,142	34,652
Surmodics, Inc.*	2,683	80,195
Tactile Systems Technology, Inc.*	4,392	60,785
Tela Bio, Inc.*	6,142	9,152
TransMedics Group, Inc.(x)*	3,144	352,757
Utah Medical Products, Inc.	572	36,019
Vicarious Surgical, Inc., Class A*	609	3,356
Vivani Medical, Inc.*	6,125	8,636
Zimvie, Inc.*	5,382	101,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zynex, Inc.(x)*	2,973	$4,311

		6,862,515

Health Care Providers & Services (2.3%)
AirSculpt Technologies, Inc.(x)*	3,101	24,870
Aveanna Healthcare Holdings, Inc.*	9,429	83,635
Castle Biosciences, Inc.*	5,509	125,440
Cross Country Healthcare, Inc.*	5,994	85,115
Cryo-Cell International, Inc.	1,052	4,881
DocGo, Inc.*	17,823	24,239
GeneDx Holdings Corp., Class A*	15,726	1,694,319
Hinge Health, Inc., Class A*	3,884	190,627
InfuSystem Holdings, Inc.*	3,911	40,518
Joint Corp. (The)*	2,656	25,338
Nano-X Imaging Ltd.(x)*	12,782	47,293
National Research Corp.	2,473	31,605
NeueHealth, Inc.*	560	3,735
Nutex Health, Inc.(x)*	666	68,811
Omada Health, Inc.(x)*	44,531	984,581
Oncology Institute, Inc. (The)(x)*	11,597	40,474
P3 Health Partners, Inc.*	252	2,313
Pennant Group, Inc. (The)*	6,551	165,216
Performant Healthcare, Inc.(x)*	13,705	105,940
Prenetics Global Ltd., Class A*	1,806	24,020
Quipt Home Medical Corp.*	7,588	19,805
SBC Medical Group Holdings, Inc.(x)*	1,100	4,774
Sonida Senior Living, Inc.*	1,061	29,411
Talkspace, Inc.*	27,525	75,969
Viemed Healthcare, Inc.*	6,925	47,021

		3,949,950

Health Care Technology (1.3%)
CareCloud, Inc.*	7,166	23,003
Claritev Corp.*	1,468	77,921
Firefly Neuroscience, Inc.*	1,338	3,894
Forian, Inc.*	3,232	7,272
Health Catalyst, Inc.*	13,221	37,680
HealthStream, Inc.	4,727	133,490
HeartFlow, Inc.(x)*	28,965	974,962
LifeMD, Inc.(x)*	7,277	49,411
OptimizeRx Corp.*	3,064	62,812
Phreesia, Inc.*	35,646	838,394
Simulations Plus, Inc.(x)*	3,183	47,968
TruBridge, Inc.*	1,966	39,654

		2,296,461

Life Sciences Tools & Services (2.1%)
Adaptive Biotechnologies Corp.*	193,026	2,887,669
Alpha Teknova, Inc.(x)*	2,304	14,262
Atlantic International Corp.(x)*	1,868	5,697
BioLife Solutions, Inc.*	7,380	188,264
Champions Oncology, Inc.*	1,755	11,364
Codexis, Inc.*	16,247	39,643
Ginkgo Bioworks Holdings, Inc., Class A*	7,571	110,385
Inotiv, Inc.*	5,300	7,685
Lifecore Biomedical, Inc.(x)*	5,451	40,119
MaxCyte, Inc.*	19,566	30,914
Niagen Bioscience, Inc.*	10,064	93,897
OmniAb, Inc.*	17,619	28,190
Personalis, Inc.*	9,565	62,364
Quanterix Corp.*	8,028	43,592
Quantum-Si, Inc.(x)*	29,625	41,771
Rapid Micro Biosystems, Inc., Class A*	5,923	19,783
Seer, Inc., Class A(x)*	9,079	19,701
Standard BioTools, Inc.*	58,109	75,542

		3,720,842

Pharmaceuticals (4.3%)
Aardvark Therapeutics, Inc.*	1,155	15,350
Aclaris Therapeutics, Inc.*	16,264	30,902
ALT5 Sigma Corp.(x)*	2,604	7,005
Alto Neuroscience, Inc.(x)*	4,120	16,562
Alumis, Inc.(x)*	10,632	42,422
Amylyx Pharmaceuticals, Inc.*	13,390	181,970
AN2 Therapeutics, Inc.*	5,334	6,774
Anebulo Pharmaceuticals, Inc.*	1,872	4,680
Aquestive Therapeutics, Inc.(x)*	16,730	93,521
Atea Pharmaceuticals, Inc.*	14,371	41,676
BioAge Labs, Inc.(x)*	4,454	26,189
Biote Corp., Class A(x)*	5,350	16,050
Cadrenal Therapeutics, Inc.*	264	3,637
Cassava Sciences, Inc.*	7,700	22,407
Collegium Pharmaceutical, Inc.*	6,205	217,113
Contineum Therapeutics, Inc., Class A*	2,321	27,272
CorMedix, Inc.(x)*	13,655	158,808
Cumberland Pharmaceuticals, Inc.*	1,488	4,643
Enliven Therapeutics, Inc.(x)*	8,097	165,746
Esperion Therapeutics, Inc.(x)*	39,181	103,830
Eton Pharmaceuticals, Inc.*	4,915	106,803
Evolus, Inc.*	11,274	69,222
EyePoint Pharmaceuticals, Inc.*	11,379	162,037
Fulcrum Therapeutics, Inc.*	8,337	76,700
Harrow, Inc.(x)*	6,119	294,813
ImageneBio, Inc.*	1,750	14,262
Journey Medical Corp.(x)*	2,503	17,821
LENZ Therapeutics, Inc.(x)*	18,314	853,066
Liquidia Corp.*	12,467	283,500
Maze Therapeutics, Inc.(x)*	3,760	97,497
MBX Biosciences, Inc.(x)*	2,939	51,432
MediWound Ltd.(x)*	1,476	26,597
Mind Medicine MindMed, Inc.(x)*	14,690	173,195
Neonc Technologies Holdings, Inc.*	373	3,387
NRX Pharmaceuticals, Inc.*	2,977	9,824
Nutriband, Inc.*	668	4,709
Nutriband, Inc. (Preference)(q)(r)*	167	—
Nuvation Bio, Inc.(x)*	48,350	178,895
Omeros Corp.(x)*	12,387	50,787
Oramed Pharmaceuticals, Inc.(x)*	7,025	18,546
Phathom Pharmaceuticals, Inc.(x)*	8,089	95,208
Phibro Animal Health Corp., Class A	3,949	159,777
Pliant Therapeutics, Inc.*	11,562	17,112
Rafael Holdings, Inc., Class B*	3,161	4,299
Rani Therapeutics Holdings, Inc., Class A*	4,548	2,273
Rapport Therapeutics, Inc.*	3,395	100,831
Scilex Holding Co.(x)*	1,044	20,546
scPharmaceuticals, Inc.*	7,556	42,842
SIGA Technologies, Inc.	8,045	73,612
Tarsus Pharmaceuticals, Inc.*	40,414	2,401,804
Telomir Pharmaceuticals, Inc.*	3,635	5,053
Terns Pharmaceuticals, Inc.*	13,946	104,734
Theravance Biopharma, Inc.*	7,313	106,770
Third Harmonic Bio, Inc.(r)*	5,280	—
Trevi Therapeutics, Inc.*	16,926	154,873
Tvardi Therapeutics, Inc.(x)*	891	34,722
Ventyx Biosciences, Inc.*	12,564	39,074
WaVe Life Sciences Ltd.*	21,689	158,763
Xeris Biopharma Holdings, Inc.*	29,884	243,256
Zevra Therapeutics, Inc.(x)*	10,455	99,427

		7,544,626

Total Health Care		45,904,467

Industrials (19.4%)
Aerospace & Defense (3.3%)
AerSale Corp.*	6,186	50,663
AIRO Group Holdings, Inc.*	747	14,342
Astronics Corp.*	5,887	268,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Byrna Technologies, Inc.*	3,525	$78,114
Cadre Holdings, Inc.	5,537	202,156
CPI Aerostructures, Inc.*	2,163	5,451
Ducommun, Inc.*	2,683	257,917
Innovative Solutions and Support, Inc.(x)*	2,840	35,472
Mercury Systems, Inc.*	20,512	1,587,629
National Presto Industries, Inc.	1,013	113,608
Optex Systems Holdings, Inc.*	1,052	13,560
Park Aerospace Corp.	3,640	74,038
Redwire Corp.(x)*	9,574	86,070
Safe Pro Group, Inc.*	1,244	8,733
Satellogic, Inc., Class A(x)*	13,717	44,992
TAT Technologies Ltd.*	36,149	1,591,640
Virgin Galactic Holdings, Inc.(x)*	7,551	29,147
VirTra, Inc.*	2,291	12,051
VSE Corp.	8,051	1,338,398

		5,812,487

Air Freight & Logistics (0.0%)†
Air T, Inc.*	285	6,412
Arrive AI, Inc.(x)*	734	2,672
Freightos Ltd.*	5,732	18,916
Radiant Logistics, Inc.*	6,320	37,288

		65,288

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	9,876
Caesarstone Ltd.*	4,061	6,457
Insteel Industries, Inc.	3,649	139,903
Quanex Building Products Corp.	8,906	126,643

		282,879

Commercial Services & Supplies (1.4%)
ACCO Brands Corp.	17,155	68,448
Acme United Corp.(x)	688	28,332
Bridger Aerospace Group Holdings, Inc.*	6,597	12,204
CECO Environmental Corp.*	29,117	1,490,790
CompX International, Inc.(x)	311	7,277
Ennis, Inc.	4,726	86,391
Enviri Corp.*	14,700	186,543
Interface, Inc., Class A	11,243	325,372
Knightscope, Inc., Class A(x)*	1,349	7,784
Liquidity Services, Inc.*	4,513	123,792
Mobile Infrastructure Corp., Class A(x)*	2,856	10,053
NL Industries, Inc.	1,686	10,369
Odyssey Marine Exploration, Inc., Class B*	5,489	10,704
Perma-Fix Environmental Services, Inc.(x)*	3,419	34,532
Quad/Graphics, Inc.	5,568	34,856
Quest Resource Holding Corp.*	3,342	5,214
Team, Inc.*	548	9,086
Virco Mfg. Corp.(x)	1,991	15,430

		2,467,177

Construction & Engineering (5.1%)
Argan, Inc.	9,948	2,686,457
Bowman Consulting Group Ltd., Class A*	2,728	115,558
Concrete Pumping Holdings, Inc.	4,411	31,098
Great Lakes Dredge & Dock Corp.*	12,848	154,048
INNOVATE Corp.*	1,036	5,066
JFB Construction Holdings, Class A(x)*	373	4,819
Legence Corp., Class A*	2,568	79,120
Limbach Holdings, Inc.*	14,082	1,367,644
Matrix Service Co.*	5,134	67,153
NWPX Infrastructure, Inc.*	1,867	98,820
Orion Group Holdings, Inc.*	7,242	60,253
Primoris Services Corp.	15,229	2,091,399
Shimmick Corp.*	774	2,020
Southland Holdings, Inc.*	1,837	7,881
Sterling Infrastructure, Inc.(x)*	4,595	1,560,830
Tutor Perini Corp.*	8,643	566,894

		8,899,060

Electrical Equipment (1.9%)
Allient, Inc.	2,808	125,658
American Superconductor Corp.*	8,477	503,449
Amprius Technologies, Inc.(x)*	18,070	190,096
Broadwind, Inc.*	3,695	7,760
Complete Solaria, Inc.(x)*	12,425	21,868
Espey Mfg. & Electronics Corp.	431	17,072
FTC Solar, Inc.(x)*	1,708	12,041
FuelCell Energy, Inc.*	4,013	31,301
Hyliion Holdings Corp.*	23,989	47,258
Ideal Power, Inc.*	1,366	6,871
KULR Technology Group, Inc.(x)*	6,964	28,970
LSI Industries, Inc.	5,164	121,922
NANO Nuclear Energy, Inc.(x)*	6,034	232,671
NeoVolta, Inc.(x)*	5,948	26,528
Powell Industries, Inc.(x)	4,735	1,443,275
Power Solutions International, Inc.*	1,284	126,115
Preformed Line Products Co.	467	91,602
SKYX Platforms Corp.(x)*	13,110	14,683
SolarMax Technology, Inc.*	5,474	5,748
T1 Energy, Inc.(x)*	21,592	47,071
Thermon Group Holdings, Inc.*	6,331	169,164
Ultralife Corp.*	2,146	14,636
Zeo Energy Corp.*	799	1,079

		3,286,838

Ground Transportation (0.1%)
Armlogi Holding Corp.(x)*	1,926	1,541
Covenant Logistics Group, Inc., Class A	3,053	66,128
FTAI Infrastructure, Inc.(x)	20,829	90,814
PAMT Corp.*	1,176	13,406
Proficient Auto Logistics, Inc.(x)*	4,641	31,977
Universal Logistics Holdings, Inc.(x)	1,318	30,894

		234,760

Machinery (1.8%)
3D Systems Corp.(x)*	25,302	73,376
Aebi Schmidt Holding AG	7,069	88,150
AirJoule Technologies Corp.(x)*	4,372	20,505
Blue Bird Corp.*	6,148	353,817
Columbus McKinnon Corp.	5,519	79,143
Commercial Vehicle Group, Inc.*	5,375	9,138
Douglas Dynamics, Inc.	4,433	138,576
Eastern Co. (The)	1,190	27,917
FreightCar America, Inc.*	2,880	28,166
Gencor Industries, Inc.*	1,964	28,733
Graham Corp.*	2,037	111,831
Hurco Cos., Inc.*	1,177	20,480
Hyster-Yale, Inc.	2,292	84,483
L B Foster Co., Class A*	1,945	52,418
Laser Photonics Corp.(x)*	1,177	5,073
Luxfer Holdings plc	5,102	70,918
Manitowoc Co., Inc. (The)*	6,652	66,587
Mayville Engineering Co., Inc.*	2,821	38,817
Microvast Holdings, Inc.(x)*	38,935	149,900
Miller Industries, Inc.	2,143	86,620
Nauticus Robotics, Inc.*	787	2,267
NN, Inc.*	8,806	18,140
Novusterra, Inc.(r)(x)*	957	—
Palladyne AI Corp.(x)*	4,660	40,029
Park-Ohio Holdings Corp.	1,872	39,761
Perma-Pipe International Holdings, Inc.*	1,421	33,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rain Enhancement Technologies Holdco, Inc., Class A(x)*	406	$2,245
Richtech Robotics, Inc., Class B(x)*	13,723	58,872
Standex International Corp.	5,289	1,120,739
Taylor Devices, Inc.*	639	31,349
Titan International, Inc.*	9,581	72,432
Twin Disc, Inc.	2,249	31,351
Wabash National Corp.	7,982	78,782
Xos, Inc.(x)*	734	1,982

		3,065,891

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	1,747	25,105
Genco Shipping & Trading Ltd.	6,583	117,178
Himalaya Shipping Ltd.	5,927	48,779
Pangaea Logistics Solutions Ltd.	5,827	29,601
Safe Bulkers, Inc.	10,853	48,187

		268,850

Passenger Airlines (0.1%)
flyExclusive, Inc.*	775	3,828
Mesa Air Group, Inc.*	6,423	8,350
Strata Critical Medical, Inc.*	12,850	65,021
Surf Air Mobility, Inc.(x)*	4,455	19,112

		96,311

Professional Services (4.3%)
Asure Software, Inc.*	4,838	39,672
Barrett Business Services, Inc.	4,865	215,617
BGSF, Inc.*	2,027	14,392
BlackSky Technology, Inc., Class A(x)*	52,118	1,050,178
CRA International, Inc.	9,914	2,067,366
DLH Holdings Corp.*	2,528	14,283
Forrester Research, Inc.*	2,154	22,832
Franklin Covey Co.*	2,035	39,499
Heidrick & Struggles International, Inc.	3,989	198,533
HireQuest, Inc.(x)	1,027	9,880
Huron Consulting Group, Inc.*	7,148	1,049,112
IBEX Holdings Ltd.*	2,070	83,876
Innodata, Inc.(x)*	7,660	590,356
Kelly Services, Inc., Class A	5,894	77,329
Mastech Digital, Inc.*	806	6,145
Mistras Group, Inc.*	3,180	31,291
Nixxy, Inc.*	3,174	4,475
RCM Technologies, Inc.*	940	24,957
Resolute Holdings Management, Inc.(x)*	835	60,245
Resources Connection, Inc.	6,009	30,346
Skillsoft Corp.(x)*	921	11,991
Spire Global, Inc.(x)*	5,234	57,522
TrueBlue, Inc.*	5,611	34,396
TTEC Holdings, Inc.*	4,216	14,166
Where Food Comes From, Inc.*	649	8,729
Willdan Group, Inc.*	19,019	1,838,947

		7,596,135

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	3,935	28,490
BlueLinx Holdings, Inc.*	1,476	107,866
EVI Industries, Inc.	979	30,946
Hudson Technologies, Inc.*	7,425	73,730
Karat Packaging, Inc.	1,577	39,756
NPK International, Inc.*	15,207	171,991
Titan Machinery, Inc.*	4,107	68,751
Transcat, Inc.*	1,764	129,125
Willis Lease Finance Corp.	554	75,948
Xometry, Inc., Class A(x)*	17,853	972,453

		1,699,056

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	4,212	41,572

Total Industrials		33,816,304

Information Technology (18.2%)
Communications Equipment (2.4%)
ADTRAN Holdings, Inc.*	14,475	135,775
Applied Optoelectronics, Inc.(x)*	10,511	272,550
Aviat Networks, Inc.*	2,216	50,813
BK Technologies Corp.*	582	49,167
Calix, Inc.*	29,451	1,807,408
Clearfield, Inc.(x)*	2,210	75,980
CommScope Holding Co., Inc.*	41,409	641,011
Comtech Telecommunications Corp.*	5,562	14,350
Digi International, Inc.*	7,073	257,882
Franklin Wireless Corp.*	1,953	8,515
Genasys, Inc.*	8,644	21,178
Gilat Satellite Networks Ltd.*	45,688	594,858
Inseego Corp.(x)*	2,389	35,763
KVH Industries, Inc.*	2,333	13,065
Lantronix, Inc.*	5,703	26,063
NETGEAR, Inc.*	5,358	173,546
Ribbon Communications, Inc.*	18,160	69,008

		4,246,932

Electronic Equipment, Instruments & Components (5.0%)
908 Devices, Inc.(x)*	5,376	47,094
Aeva Technologies, Inc.*	5,907	85,652
Airgain, Inc.*	1,835	7,964
AmpliTech Group, Inc.*	3,317	12,903
Arlo Technologies, Inc.*	103,298	1,750,901
Bel Fuse, Inc., Class A	323	37,581
Bel Fuse, Inc., Class B	10,348	1,459,275
Climb Global Solutions, Inc.	767	103,422
Coda Octopus Group, Inc.*	1,065	8,547
Daktronics, Inc.*	7,502	156,942
Evolv Technologies Holdings, Inc.*	22,447	169,475
Focus Universal, Inc.*	571	1,739
Frequency Electronics, Inc.(x)*	1,264	42,862
Identiv, Inc.*	3,726	12,855
Kimball Electronics, Inc.*	4,729	141,208
LGL Group, Inc. (The)*	588	3,923
LightPath Technologies, Inc., Class A*	7,161	56,787
Methode Electronics, Inc.	6,436	48,592
MicroVision, Inc.(x)*	49,109	60,895
M-Tron Industries, Inc.*	457	25,354
Neonode, Inc.*	2,090	7,294
nLight, Inc.*	33,354	988,279
OSI Systems, Inc.*	6,714	1,673,397
Ouster, Inc.*	40,870	1,105,534
Powerfleet, Inc.(x)*	24,150	126,546
Red Cat Holdings, Inc.(x)*	16,563	171,427
Research Frontiers, Inc.*	5,313	8,448
RF Industries Ltd.*	1,728	14,221
Richardson Electronics Ltd.	2,328	22,791
ScanSource, Inc.*	4,066	178,863
Sono-Tek Corp.*	1,057	4,735
Syntec Optics Holdings, Inc.*	1,674	2,595
Unusual Machines, Inc.(x)*	5,519	83,337
Vishay Precision Group, Inc.*	2,308	73,971
Vuzix Corp.(x)*	12,288	38,461
Wrap Technologies, Inc.(x)*	7,146	15,507

		8,749,377

IT Services (1.8%)
Applied Digital Corp.*	96,911	2,223,138
Backblaze, Inc., Class A*	10,439	96,874
BigBear.ai Holdings, Inc.(x)*	56,129	365,961
Cloudastructure, Inc., Class A*	2,661	3,353
Crexendo, Inc.*	2,987	19,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CSP, Inc.(x)	1,304	$15,061
Grid Dynamics Holdings, Inc.*	12,765	98,418
Hackett Group, Inc. (The)	4,839	91,989
Information Services Group, Inc.	6,796	39,077
Rackspace Technology, Inc.*	15,552	21,928
Research Solutions, Inc.*	5,334	19,896
TSS, Inc.(x)*	3,640	65,920
Tucows, Inc., Class A(x)*	1,291	23,955
Unisys Corp.*	12,770	49,803
WidePoint Corp.*	1,512	7,477

		3,142,266

Semiconductors & Semiconductor Equipment (1.5%)
Aehr Test Systems(x)*	5,576	167,893
Aeluma, Inc.(x)*	1,891	30,445
Alpha & Omega Semiconductor Ltd.*	4,833	135,131
Ambarella, Inc.*	10,754	887,420
Ambiq Micro, Inc.*	888	26,569
Amtech Systems, Inc.*	2,465	22,826
Atomera, Inc.(x)*	5,412	23,921
AXT, Inc.*	8,274	37,150
Blaize Holdings, Inc.(x)*	13,932	48,065
CEVA, Inc.*	4,525	119,505
Everspin Technologies, Inc.*	3,595	33,469
GCT Semiconductor Holding, Inc.(x)*	6,599	10,031
GSI Technology, Inc.*	4,020	14,794
Ichor Holdings Ltd.*	6,570	115,106
indie Semiconductor, Inc., Class A(x)*	37,442	152,389
inTEST Corp.*	2,362	18,447
Kopin Corp.(x)*	30,818	74,888
Maxeon Solar Technologies Ltd.(x)*	1,228	4,114
Navitas Semiconductor Corp., Class A(x)*	26,216	189,280
NVE Corp.	941	61,419
Penguin Solutions, Inc.(x)*	10,099	265,402
QuickLogic Corp.(x)*	3,068	18,592
SkyWater Technology, Inc.*	5,086	94,905

		2,551,761

Software (7.3%)
8x8, Inc.*	25,961	55,037
A10 Networks, Inc.	14,007	254,227
ACCESS Newswire, Inc.*	580	6,223
Agilysys, Inc.*	10,702	1,126,386
Airship AI Holdings, Inc.(x)*	3,730	19,284
Amplitude, Inc., Class A*	52,184	559,412
Arteris, Inc.*	5,660	57,166
AudioEye, Inc.*	1,519	21,053
authID, Inc.(x)*	2,084	6,648
Aware, Inc.*	2,352	5,668
Bit Digital, Inc.*	61,545	184,635
Blend Labs, Inc., Class A*	40,546	147,993
BTCS, Inc.(r)*	650	—
BTCS, Inc. (Nasdaq Stock Exchange)(x)*	2,657	12,833
Cerence, Inc.(x)*	7,854	97,861
Cipher Mining, Inc.(x)*	51,483	648,171
Consensus Cloud Solutions, Inc.*	3,763	110,519
CoreCard Corp.*	1,080	29,074
CS Disco, Inc.*	4,719	30,485
Daily Journal Corp.(x)*	246	114,424
Digimarc Corp.(x)*	2,996	29,271
Digital Turbine, Inc.*	20,142	128,909
Domo, Inc., Class B*	6,295	99,713
Duos Technologies Group, Inc.*	1,706	12,556
D-Wave Quantum, Inc.(x)*	22,350	552,269
eGain Corp.*	3,510	30,572
Expensify, Inc., Class A*	11,371	21,036
Fatpipe, Inc.*	167	1,067
I3 Verticals, Inc., Class A(x)*	4,442	144,187
Intellicheck, Inc.*	3,519	18,299
Intellinetics, Inc.*	496	5,605
Kaltura, Inc.*	16,928	24,376
Life360, Inc.(x)*	20,066	2,133,016
Mercurity Fintech Holding, Inc.(x)*	6,135	150,798
Mitek Systems, Inc.(x)*	8,733	85,321
Nukkleus, Inc.*	505	3,535
ON24, Inc.*	7,232	41,367
OneSpan, Inc.	6,967	110,706
Ooma, Inc.*	4,944	59,279
Pagaya Technologies Ltd., Class A*	8,931	265,161
Pattern Group, Inc., Class A*	104,507	1,431,746
Phunware, Inc.*	4,186	11,512
Porch Group, Inc.*	15,642	262,473
Red Violet, Inc.	15,839	827,588
Rekor Systems, Inc.*	20,163	31,656
ReposiTrak, Inc.(x)	2,126	31,507
Rezolve AI plc(x)*	28,401	141,437
Rimini Street, Inc.*	9,753	45,644
Roadzen, Inc.*	6,568	5,674
Silvaco Group, Inc.(x)*	1,621	8,770
SoundThinking, Inc.*	1,822	21,973
SRAX, Inc.(x)*	4,308	—
Synchronoss Technologies, Inc.*	2,208	13,425
Telos Corp.*	10,307	70,500
Terawulf, Inc.(x)*	174,700	1,995,074
Thumzup Media Corp.(x)*	530	2,650
Upland Software, Inc.*	3,750	8,887
Veea, Inc.(x)*	1,387	866
Veritone, Inc.(x)*	7,091	34,179
Viant Technology, Inc., Class A*	2,604	22,473
VirnetX Holding Corp.*	683	11,679
Weave Communications, Inc.*	11,218	74,936
WM Technology, Inc.*	16,534	19,179
Xperi, Inc.*	8,862	57,426
Yext, Inc.*	19,703	167,870
ZenaTech, Inc.(x)*	1,366	6,557

		12,709,823

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	12,411
CompoSecure, Inc., Class A(x)*	8,533	177,657
CPI Card Group, Inc.*	1,236	18,713
Eastman Kodak Co.(x)*	12,494	80,086
Foxx Development Holdings, Inc.(x)*	406	1,933
Immersion Corp.	5,527	40,568
One Stop Systems, Inc.*	3,395	18,197
Quantum Corp.*	1,308	12,975
TransAct Technologies, Inc.*	1,793	9,718
Turtle Beach Corp.*	2,823	44,886

		417,144

Total Information Technology		31,817,303

Materials (2.5%)
Chemicals (1.2%)
AdvanSix, Inc.	5,034	97,559
American Vanguard Corp.*	5,009	28,752
Arq, Inc.(x)*	6,292	45,051
ASP Isotopes, Inc.(x)*	14,825	142,616
Aspen Aerogels, Inc.*	12,791	89,025
Core Molding Technologies, Inc.*	1,655	34,010
Flexible Solutions International, Inc.	1,320	12,725
Flotek Industries, Inc.(x)*	2,760	40,296
Hawkins, Inc.(x)	6,593	1,204,673
Intrepid Potash, Inc.*	2,124	64,952
Koppers Holdings, Inc.	3,705	103,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Technologies International Corp.	1,548	$11,935
Rayonier Advanced Materials, Inc.*	12,572	90,770
Solesence, Inc.*	3,821	12,304
Trinseo plc	6,822	16,032
Valhi, Inc.	444	7,006

		2,001,446

Construction Materials (0.0%)†
Smith-Midland Corp.*	522	19,262

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,185	121,714
Ranpak Holdings Corp., Class A(x)*	9,305	52,294

		174,008

Metals & Mining (1.1%)
5E Advanced Materials, Inc.*	365	1,274
American Battery Technology Co.*	16,920	82,231
American Infrastructure Corp.(r)(x)*	1,723	—
Ampco-Pittsburgh Corp.*	2,508	5,743
Ascent Industries Co.*	1,447	18,637
Caledonia Mining Corp. plc	3,223	116,705
Contango ORE, Inc.*	1,664	41,484
Critical Metals Corp.(x)*	6,365	39,590
Dakota Gold Corp.*	16,749	76,208
Ferroglobe plc(x)	23,105	105,128
Friedman Industries, Inc.	1,305	28,573
Hycroft Mining Holding Corp., Class A(x)*	5,405	33,511
Idaho Strategic Resources, Inc.(x)*	2,531	85,522
Ivanhoe Electric, Inc.*	16,769	210,451
Lifezone Metals Ltd.*	5,300	29,044
Metallus, Inc.*	7,132	117,892
NioCorp Developments Ltd.(x)*	13,392	89,459
Olympic Steel, Inc.	1,890	57,550
Perpetua Resources Corp.*	14,581	294,974
Ramaco Resources, Inc., Class A(x)*	5,626	186,727
ReElement Technologies Corp.(x)*	3,055	—
SunCoke Energy, Inc.	16,634	135,733
Tredegar Corp.*	5,269	42,310
United States Antimony Corp.(x)*	17,884	110,881
US Gold Corp.*	2,384	39,288
US Goldmining, Inc.*	339	4,358
Vox Royalty Corp.(x)	8,279	35,600

		1,988,873

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,035	63,007
Magnera Corp.*	6,423	75,277

		138,284

Total Materials		4,321,873

Real Estate (1.3%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,316	32,818
CTO Realty Growth, Inc. (REIT)	5,923	96,545
Gladstone Commercial Corp. (REIT)	9,015	111,065
Modiv Industrial, Inc. (REIT), Class C	1,829	26,776
NexPoint Diversified Real Estate Trust (REIT)	6,498	23,977
One Liberty Properties, Inc. (REIT)	3,623	80,141

		371,322

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	42,547	187,632
Global Medical REIT, Inc. (REIT)	2,482	83,668
Strawberry Fields REIT, Inc. (REIT)	1,309	16,101
Universal Health Realty Income Trust (REIT)	2,444	95,732

		383,133

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	1,110	6,549
Braemar Hotels & Resorts, Inc. (REIT)(x)	11,294	30,833
Chatham Lodging Trust (REIT)	9,124	61,222

		98,604

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	10,364	60,422
Plymouth Industrial REIT, Inc. (REIT)	7,972	178,015

		238,437

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	7,730	53,801
Franklin Street Properties Corp. (REIT)	14,588	23,341
NET Lease Office Properties (REIT)(x)	2,816	83,522
Orion Properties, Inc. (REIT)	10,138	27,373
Peakstone Realty Trust (REIT)	7,084	92,942
Postal Realty Trust, Inc. (REIT), Class A	4,386	68,816

		349,795

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.(x)*	258	4,316
AMREP Corp.*	607	14,519
Comstock Holding Cos., Inc., Class A*	614	8,602
Douglas Elliman, Inc.*	14,363	41,078
FRP Holdings, Inc.*	2,170	52,861
JW Mays, Inc.*	69	2,622
Linkhome Holdings, Inc.*	289	2,618
Logistic Properties of The Americas*	574	2,675
Maui Land & Pineapple Co., Inc.*	1,388	25,872
Offerpad Solutions, Inc.(x)*	4,574	19,074
RE/MAX Holdings, Inc., Class A*	3,393	31,996
Real Brokerage, Inc. (The)*	20,528	85,807
Seaport Entertainment Group, Inc.(x)*	1,393	31,928
Star Holdings(x)*	2,704	22,254
Stratus Properties, Inc.(x)*	1,353	28,630
Tejon Ranch Co.*	4,057	64,831
Transcontinental Realty Investors, Inc.*	371	17,114

		456,797

Residential REITs (0.0%)†
Bluerock Homes Trust, Inc. (REIT)	674	8,074
BRT Apartments Corp. (REIT)	2,286	35,799
Clipper Realty, Inc. (REIT)	2,954	11,225

		55,098

Retail REITs (0.1%)
CBL & Associates Properties, Inc. (REIT)	3,549	108,529
FrontView REIT, Inc. (REIT)	3,658	50,151
Whitestone REIT (REIT)	8,718	107,057

		265,737

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)(x)	7,957	86,572
Gladstone Land Corp. (REIT)(x)	6,527	59,788
Global Self Storage, Inc. (REIT)	2,068	10,402

		156,762

Total Real Estate		2,375,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	4,104	$61,355

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,706	38,283

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	6,019	117,792
Spruce Power Holding Corp.*	3,458	8,472

		126,264

Multi-Utilities (0.1%)
Unitil Corp.	3,093	148,031

Water Utilities (0.2%)
Cadiz, Inc.*	10,807	51,009
Consolidated Water Co. Ltd.	2,973	104,887
Global Water Resources, Inc.	2,598	26,759
Pure Cycle Corp.*	3,879	42,941
York Water Co. (The)	2,791	84,902

		310,498

Total Utilities		684,431

Total Common Stocks (98.5%) (Cost $135,244,721)		171,950,817

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,393
Ikena Oncology Securities Corp., CVR (r)*	6,638	—
Sanofi Aatd, Inc., CVR (r)*	5,676	2,756
Vigil Neuroscience, Inc., CVR(r)*	5,880	221

Total Health Care		4,370

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $4,056)		4,695

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29*	287	962

Total Health Care		962

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc.,expiring 3/11/28*	439	768

Total Information Technology		768

Total Warrants (0.0%)† (Cost $—)		1,730

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	8,297,942	8,297,942
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	631,574	631,826

Total Investment Companies		9,929,768

Total Short-Term Investments (5.7%) (Cost $9,929,763)		9,929,768

Total Investments in Securities (104.2%) (Cost $145,178,540)		181,887,010
Other Assets Less Liabilities (-4.2%)		(7,334,263)

Net Assets (100%)		$174,552,747

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $156,436 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $28,876,118. This was collateralized by $20,441,893 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%,maturing 10/9/25 – 5/15/55 and by cash of $9,297,942 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	48	12/2025	USD	589,320	3,034

					3,034

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,821,383	$—		$—		$4,821,383
Consumer Discretionary	12,552,405	6,666		—		12,559,071
Consumer Staples	6,403,808	—		—		6,403,808
Energy	6,870,149	—		—		6,870,149
Financials	22,376,343	—		—	(a)	22,376,343
Health Care	45,904,467	—		—	(a)	45,904,467
Industrials	33,816,304	—		—	(a)	33,816,304
Information Technology	31,817,303	—	(a)	—	(a)	31,817,303
Materials	4,321,873	—	(a)	—	(a)	4,321,873
Real Estate	2,375,685	—		—		2,375,685
Utilities	684,431	—		—		684,431
Futures	3,034	—		—		3,034
Rights
Health Care	—	1,393		2,977		4,370
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	9,929,768	—		—		9,929,768
Warrants
Health Care	—	962		—		962
Information Technology	768	—		—		768

Total Assets	$181,877,721	$9,021		$3,302		$181,890,044

Total Liabilities	$—	$—		$—		$—

Total	$181,877,721	$9,021		$3,302		$181,890,044

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,601,056
Aggregate gross unrealized depreciation	(17,196,316)

Net unrealized appreciation	$35,404,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$146,485,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.3%)
Agricultural Products & Services (1.3%)
Archer-Daniels-Midland Co.	5,282	$315,547
Bunge Global SA	1,540	125,125
Wilmar International Ltd.	20,644	45,610

		486,282

Total Food, Beverage & Tobacco		486,282

Energy (60.5%)
Coal & Consumable Fuels (1.1%)
Cameco Corp.	4,786	401,671

Integrated Oil & Gas (44.2%)
BP plc	174,377	998,467
Cenovus Energy, Inc.(x)	14,919	253,313
Chevron Corp.	21,552	3,346,810
Eni SpA(x)	22,488	392,493
Equinor ASA	8,433	205,680
Exxon Mobil Corp.	47,381	5,342,208
Galp Energia SGPS SA	4,588	86,723
Imperial Oil Ltd.(x)	1,959	177,629
Occidental Petroleum Corp.	8,115	383,434
OMV AG	1,619	86,334
Repsol SA	12,725	225,068
Shell plc	64,785	2,305,878
Suncor Energy, Inc.	13,496	564,782
TotalEnergies SE	22,572	1,370,879

		15,739,698

Oil & Gas Exploration & Production (15.2%)
Aker BP ASA	3,475	88,132
ARC Resources Ltd.	6,428	117,225
Canadian Natural Resources Ltd.	23,014	735,879
ConocoPhillips	13,879	1,312,815
Coterra Energy, Inc.	8,392	198,471
Devon Energy Corp.	6,706	235,112
Diamondback Energy, Inc.	2,088	298,793
EOG Resources, Inc.	6,000	672,720
EQT Corp.	6,518	354,775
Expand Energy Corp.	2,486	264,113
Inpex Corp.	9,733	175,922
Santos Ltd.	35,709	159,021
Texas Pacific Land Corp.(x)	215	200,733
Tourmaline Oil Corp.	4,040	174,233
Whitecap Resources, Inc.(x)	13,538	103,308
Woodside Energy Group Ltd.	20,875	318,113

		5,409,365

Total Energy		21,550,734

Materials (37.4%)
Aluminum (0.3%)
Norsk Hydro ASA	15,227	103,145

Copper (3.0%)
Antofagasta plc	4,336	160,424
First Quantum Minerals Ltd.*	7,796	176,344
Freeport-McMoRan, Inc.	15,790	619,284
Lundin Mining Corp.	7,528	112,295

		1,068,347

Diversified Metals & Mining (12.1%)
Anglo American plc	12,304	460,852
BHP Group Ltd.	55,807	1,570,526
Boliden AB*	3,125	127,033
Glencore plc	111,452	512,030
Ivanhoe Mines Ltd., Class A*	8,186	86,819
Rio Tinto Ltd.	4,081	329,530
Rio Tinto plc	12,408	815,602
South32 Ltd.	49,516	89,775
Sumitomo Metal Mining Co. Ltd.	2,696	86,904
Teck Resources Ltd., Class B	5,122	224,688

		4,303,759

Fertilizers & Agricultural Chemicals (3.1%)
CF Industries Holdings, Inc.	1,781	159,756
Corteva, Inc.	7,500	507,225
ICL Group Ltd.	8,514	53,209
Nutrien Ltd.(x)	5,360	314,775
Yara International ASA	1,820	66,493

		1,101,458

Forest Products (0.3%)
Svenska Cellulosa AB SCA, Class B	6,679	88,220

Gold (13.3%)
Agnico Eagle Mines Ltd.	5,533	931,907
Alamos Gold, Inc., Class A	4,624	161,177
Barrick Mining Corp.	18,756	616,036
Evolution Mining Ltd.	22,016	157,771
Franco-Nevada Corp.	2,118	471,433
Kinross Gold Corp.	13,488	334,753
Lundin Gold, Inc.	1,194	77,361
Newmont Corp.	12,104	1,020,488
Northern Star Resources Ltd.	14,921	234,292
Pan American Silver Corp.	4,639	179,767
Wheaton Precious Metals Corp.	4,990	558,412

		4,743,397

Paper Products (0.9%)
Holmen AB, Class B	838	31,813
Mondi plc	4,853	66,834
Stora Enso OYJ, Class R	6,404	70,194
UPM-Kymmene OYJ	5,802	158,512

		327,353

Silver (0.2%)
Fresnillo plc	2,431	77,159

Steel (4.2%)
ArcelorMittal SA	5,157	185,149
BlueScope Steel Ltd.	4,822	72,397
Fortescue Ltd.	18,618	230,129
JFE Holdings, Inc.	6,345	77,937
Nippon Steel Corp.(x)	52,905	218,045
Nucor Corp.	2,537	343,586
Reliance, Inc.	578	162,320
Steel Dynamics, Inc.	1,551	216,256

		1,505,819

Total Materials		13,318,657

Total Common Stocks (99.2%) (Cost $26,586,637)		35,355,673

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	421,556	421,556

Total Short-Term Investments (1.2%) (Cost $421,556)		421,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Number of Shares	Value (Note 1)
Total Investments in Securities (100.4%) (Cost $27,008,193)	$35,777,229
Other Assets Less Liabilities (-0.4%)	(158,432)

Net Assets (100%)	$35,618,797

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $1,366,789. This was collateralized by $1,024,860 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/9/25 – 5/15/55 and by cash of $421,556 which was subsequently invested in investment companies.

Country Diversification

As a Percentage of Total Net Assets

Australia	12.6%
Austria	0.4
Brazil	1.8
Canada	16.4
Chile	0.8
China	0.1
Congo, the Democratic Republic of the	0.2
Finland	0.6
France	3.9
Israel	0.2
Italy	1.1
Japan	1.6
Luxembourg	0.5
Mexico	0.2
Norway	1.1
Portugal	0.2
South Africa	1.3
Spain	0.6
Sweden	0.7
United States	55.6
Zambia	0.5
Cash and Other	(0.4)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Food, Beverage & Tobacco	$440,672	$45,610	$—	$486,282
Energy	15,138,024	6,412,710	—	21,550,734
Materials	7,274,682	6,043,975	—	13,318,657
Short-Term Investments
Investment Companies	421,556	—	—	421,556

Total Assets	$23,274,934	$12,502,295	$—	$35,777,229

Total Liabilities	$—	$—	$—	$—

Total	$23,274,934	$12,502,295	$—	$35,777,229

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,225,319
Aggregate gross unrealized depreciation	(917,172)

Net unrealized appreciation	$8,308,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,469,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
PPHE Hotel Group Ltd.	476	$8,745

Total Consumer Discretionary		8,745

Health Care (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	5,896	85,493

Total Health Care		85,493

Information Technology (0.4%)
Internet Services & Infrastructure (0.4%)
NEXTDC Ltd.*	13,022	145,794
SUNeVision Holdings Ltd.	12,000	10,594

		156,388

Total Information Technology		156,388

Real Estate (98.3%)
Data Center REITs (7.4%)
DigiCo Infrastructure REIT (REIT)	8,166	14,319
Digital Core REIT Management Pte. Ltd. (REIT)	16,920	8,037
Digital Realty Trust, Inc. (REIT)	6,901	1,193,045
Equinix, Inc. (REIT)	2,000	1,566,480
Keppel DC REIT (REIT)	36,272	67,204

		2,849,085

Diversified Real Estate Activities (5.4%)
Allreal Holding AG (Registered)	301	70,481
City Developments Ltd.	8,292	44,483
Heiwa Real Estate Co. Ltd.(x)	790	12,618
Mitsubishi Estate Co. Ltd.	22,927	527,576
Mitsui Fudosan Co. Ltd.	53,405	582,495
New World Development Co. Ltd.(x)*	27,996	28,133
Nomura Real Estate Holdings, Inc.(x)	10,640	67,926
Peach Property Group AG*	890	7,099
Sumitomo Realty & Development Co. Ltd.	6,681	295,096
Sun Hung Kai Properties Ltd.	28,259	338,442
Tokyo Tatemono Co. Ltd.	3,952	79,248
UOL Group Ltd.	9,323	56,446

		2,110,043

Diversified REITs (6.9%)
Activia Properties, Inc. (REIT)	43	39,137
AEW UK REIT plc (REIT)(m)	2,502	3,668
Alexander & Baldwin, Inc. (REIT)	1,478	26,885
American Assets Trust, Inc. (REIT)	1,053	21,397
Argosy Property Ltd. (REIT)	15,404	11,208
British Land Co. plc (The) (REIT)	19,884	93,116
Broadstone Net Lease, Inc. (REIT)	3,842	68,657
CapitaLand Integrated Commercial Trust (REIT)	116,087	206,085
Charter Hall Group (REIT)	9,597	144,470
Charter Hall Long Wale REIT (REIT)	13,883	40,420
Covivio SA (REIT)	1,102	74,006
Custodian Property Income REIT plc (REIT)	8,128	8,854
Daiwa House REIT Investment Corp. (REIT)	84	71,569
Essential Properties Realty Trust, Inc. (REIT)	4,023	119,724
Global Net Lease, Inc. (REIT)(x)	4,054	32,959
GPT Group (The) (REIT)	39,259	139,500
Growthpoint Properties Australia Ltd. (REIT)	5,336	9,074
H&R REIT (REIT)	5,301	42,851
Hankyu Hanshin REIT, Inc. (REIT)	13	14,997
Heiwa Real Estate REIT, Inc. (REIT)(x)	21	21,570
Hulic REIT, Inc. (REIT)	25	28,654
Icade (REIT)	935	23,514
KDX Realty Investment Corp. (REIT)	76	86,594
Land Securities Group plc (REIT)	15,178	118,803
Mapletree Pan Asia Commercial Trust (REIT)	46,386	51,422
Merlin Properties SOCIMI SA (REIT)	7,704	116,136
Mirai Corp. (REIT)	36	11,819
Mirvac Group (REIT)	80,515	120,938
Mori Trust REIT, Inc. (REIT)(x)	48	24,603
NIPPON REIT Investment Corp. (REIT)	33	21,601
Nomura Real Estate Master Fund, Inc. (REIT)	84	91,109
NTT UD REIT Investment Corp. (REIT)	26	23,910
OUE REIT (REIT)	45,263	11,930
Schroder REIT Ltd. (REIT)	10,016	6,776
Sekisui House REIT, Inc. (REIT)	79	42,522
SK REITs Co. Ltd. (REIT)	3,463	12,366
Star Asia Investment Corp. (REIT)	49	19,980
Stockland (REIT)	47,819	193,648
Stoneweg Europe Stapled Trust (REIT)	7,013	12,515
Stride Property Group (REIT)	9,818	7,855
Sunlight REIT (REIT)	19,781	5,668
Suntec REIT (REIT)	42,478	42,150
Takara Leben Real Estate Investment Corp. (REIT)	18	11,454
Tokyu REIT, Inc. (REIT)(x)	18	24,355
United Urban Investment Corp. (REIT)	62	75,213
WP Carey, Inc. (REIT)	4,434	299,605

		2,675,287

Health Care REITs (12.5%)
Aedifica SA (REIT)	974	72,099
Alexandria Real Estate Equities, Inc. (REIT)	3,509	292,440
American Healthcare REIT, Inc. (REIT)	3,224	135,440
CareTrust REIT, Inc. (REIT)	4,315	149,644
Cofinimmo SA (REIT)	781	67,670
Health Care & Medical Investment Corp. (REIT)	7	5,500
Healthcare Realty Trust, Inc. (REIT), Class A	6,713	121,035
Healthpeak Properties, Inc. (REIT)	14,181	271,566
Life Science REIT plc (REIT)	5,863	2,878
LTC Properties, Inc. (REIT)	916	33,764
Medical Properties Trust, Inc. (REIT)(x)	10,206	51,744
National Health Investors, Inc. (REIT)	936	74,412
Northwest Healthcare Properties REIT (REIT)	4,504	16,473
Omega Healthcare Investors, Inc. (REIT)	5,875	248,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Parkway Life REIT (REIT)	8,500	$27,148
Primary Health Properties plc (REIT)	51,478	63,210
Sabra Health Care REIT, Inc. (REIT)	4,815	89,752
Sila Realty Trust, Inc. (REIT)	1,127	28,288
Target Healthcare REIT plc (REIT)	12,708	16,544
Ventas, Inc. (REIT)	9,269	648,737
Welltower, Inc. (REIT)	13,691	2,438,915

		4,855,302

Hotel & Resort REITs (2.1%)
Apple Hospitality REIT, Inc. (REIT)	4,535	54,465
CapitaLand Ascott Trust (REIT)	53,175	38,337
CDL Hospitality Trusts (REIT)	16,277	10,158
DiamondRock Hospitality Co. (REIT)	4,175	33,233
Far East Hospitality Trust (REIT)	19,469	9,131
Hoshino Resorts REIT, Inc. (REIT)	11	20,031
Host Hotels & Resorts, Inc. (REIT)	14,029	238,774
Invincible Investment Corp. (REIT)	149	67,908
Japan Hotel REIT Investment Corp. (REIT)	99	59,714
Park Hotels & Resorts, Inc. (REIT)(x)	4,017	44,509
Pebblebrook Hotel Trust (REIT)(x)	2,380	27,108
RLJ Lodging Trust (REIT)(x)	3,006	21,643
Ryman Hospitality Properties, Inc. (REIT)	1,251	112,077
Sunstone Hotel Investors, Inc. (REIT)	3,856	36,131
Xenia Hotels & Resorts, Inc. (REIT)	2,003	27,481

		800,700

Industrial REITs (14.4%)
AIMS APAC REIT (REIT)	11,893	12,539
Americold Realty Trust, Inc. (REIT)	5,833	71,396
ARGAN SA (REIT)	336	25,128
CapitaLand Ascendas REIT (REIT)	76,387	165,216
Centuria Industrial REIT (REIT)(x)	12,856	29,689
CRE Logistics REIT, Inc. (REIT)	12	12,342
Dexus Industria REIT (REIT)	6,503	12,307
Dream Industrial REIT (REIT)(x)	5,830	52,071
EastGroup Properties, Inc. (REIT)	1,083	183,309
ESR Kendall Square REIT Co. Ltd. (REIT)	3,410	11,010
ESR-REIT (REIT)	11,924	25,883
First Industrial Realty Trust, Inc. (REIT)	2,618	134,748
Frasers Logistics & Commercial Trust (REIT)(m)	56,769	41,808
GLP J-REIT (REIT)	90	83,071
Goodman Group (REIT)	40,598	880,592
Goodman Property Trust (REIT)	19,732	24,366
Granite REIT (REIT)	1,234	68,567
Industrial & Infrastructure Fund Investment Corp. (REIT)	48	44,078
Innovative Industrial Properties, Inc. (REIT)	562	30,112
Japan Logistics Fund, Inc. (REIT)	53	35,050
LaSalle Logiport REIT (REIT)	34	32,992
Lineage, Inc. (REIT)	1,445	55,835
LondonMetric Property plc (REIT)	45,259	110,720
LXP Industrial Trust (REIT)	5,903	52,891
Mapletree Industrial Trust (REIT)	42,399	70,010
Mapletree Logistics Trust (REIT)	68,766	66,636
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	27	22,219
Mitsui Fudosan Logistics Park, Inc. (REIT)	61	43,847
Montea NV (REIT)	426	34,310
Nippon Prologis REIT, Inc. (REIT)	147	85,883
Prologis, Inc. (REIT)	18,978	2,173,361
Rexford Industrial Realty, Inc. (REIT)	4,848	199,301
Segro plc (REIT)	27,598	243,262
SOSiLA Logistics REIT, Inc. (REIT)	13	10,434
STAG Industrial, Inc. (REIT)	3,819	134,773
Terreno Realty Corp. (REIT)(x)	2,071	117,529
Tritax Big Box REIT plc (REIT)	50,163	97,486
Warehouses De Pauw CVA (REIT)	3,776	94,339

		5,589,110

Multi-Family Residential REITs (7.7%)
Advance Residence Investment Corp. (REIT)	53	59,528
Altarea SCA (REIT)	137	16,857
Apartment Investment and Management Co. (REIT), Class A	2,673	21,197
AvalonBay Communities, Inc. (REIT)	2,910	562,125
Boardwalk REIT (REIT)	827	41,080
Camden Property Trust (REIT)	2,199	234,809
Canadian Apartment Properties REIT (REIT)	3,210	93,876
Care Property Invest NV (REIT)	757	10,345
Centerspace (REIT)	341	20,085
Comforia Residential REIT, Inc. (REIT)	13	28,569
Daiwa Securities Living Investments Corp. (REIT)	39	28,323
Elme Communities (REIT)	1,782	30,045
Empiric Student Property plc (REIT)	13,599	16,936
Equity Residential (REIT)	7,749	501,593
Essex Property Trust, Inc. (REIT)	1,304	349,029
Home Invest Belgium SA (REIT)	200	4,607
Home REIT plc (REIT)(r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,765	78,098
Ingenia Communities Group (REIT)	8,276	29,791
InterRent REIT (REIT)(x)	2,738	26,304
Irish Residential Properties REIT plc (REIT)	10,388	11,940
Killam Apartment REIT (REIT)	2,424	31,299
Mid-America Apartment Communities, Inc. (REIT)	2,380	332,557
Mitsui Fudosan Accommodations Fund, Inc. (REIT)(x)	48	42,844
NexPoint Residential Trust, Inc. (REIT)	455	14,660
Residential Secure Income plc (REIT)(m)	3,773	2,923
Samty Residential Investment Corp. (REIT)	7	5,434
Social Housing REIT plc (REIT)(m)	7,756	7,343
Starts Proceed Investment Corp. (REIT)	4	5,607
UDR, Inc. (REIT)	6,758	251,803
UNITE Group plc (The) (REIT)	8,662	83,760
Veris Residential, Inc. (REIT)	1,599	24,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xior Student Housing NV (REIT)(m)	757	$25,996

		2,993,668

Office REITs (5.2%)
Abacus Group (REIT)	8,545	6,983
Allied Properties REIT (REIT)	2,585	38,523
Brandywine Realty Trust (REIT)	3,486	14,537
BXP, Inc. (REIT)	3,240	240,862
Centuria Office REIT (REIT)	10,124	8,039
Champion REIT (REIT)	34,814	9,574
COPT Defense Properties (REIT)	2,308	67,071
Cousins Properties, Inc. (REIT)	3,414	98,801
Cromwell Property Group (REIT)	33,287	10,022
Daiwa Office Investment Corp. (REIT)	10	24,681
Derwent London plc (REIT)	2,175	50,986
Dexus (REIT)	21,565	102,455
Douglas Emmett, Inc. (REIT)	3,280	51,070
Easterly Government Properties, Inc. (REIT), Class A	837	19,192
Empire State Realty Trust, Inc. (REIT), Class A	2,795	21,410
Gecina SA (REIT)	1,046	104,753
Global One Real Estate Investment Corp. (REIT)	19	18,372
Great Portland Estates plc (REIT)	7,927	33,955
Helical plc (REIT)	2,152	5,933
Highwoods Properties, Inc. (REIT)	2,169	69,018
Ichigo Office REIT Investment Corp. (REIT)	19	12,141
Inmobiliaria Colonial SOCIMI SA (REIT)	7,267	47,394
Japan Excellent, Inc. (REIT)	23	22,582
Japan Prime Realty Investment Corp. (REIT)	73	50,893
Japan Real Estate Investment Corp. (REIT)	137	115,336
JBG SMITH Properties (REIT)	1,264	28,124
JR Global REIT (REIT)	3,820	8,154
Keppel REIT (REIT)	47,938	37,534
Kilroy Realty Corp. (REIT)	2,399	101,358
Mori Hills REIT Investment Corp. (REIT)	28	27,075
Nippon Building Fund, Inc. (REIT)	162	152,815
NSI NV (REIT)	300	7,502
One REIT, Inc. (REIT)	13	7,806
Orix JREIT, Inc. (REIT)	107	72,498
Paramount Group, Inc. (REIT)*	3,782	24,734
Piedmont Realty Trust, Inc. (REIT)	2,517	22,653
Precinct Properties Group (REIT)	28,633	21,912
Prosperity REIT (REIT)	25,999	4,677
Regional REIT Ltd. (REIT)(m)	2,614	4,163
Sankei Real Estate, Inc. (REIT)	8	5,464
Shinhan Alpha REIT Co. Ltd. (REIT)	2,360	9,386
SL Green Realty Corp. (REIT)	1,455	87,024
Vornado Realty Trust (REIT)	3,608	146,232
Workspace Group plc (REIT)	2,668	14,227

		2,027,921

Other Specialized REITs (4.6%)
Arena REIT (REIT)	7,987	20,506
Charter Hall Social Infrastructure REIT (REIT)	7,385	16,566
EPR Properties (REIT)	1,526	88,523
Four Corners Property Trust, Inc. (REIT)	2,021	49,312
Gaming and Leisure Properties, Inc. (REIT)	5,554	258,872
Iron Mountain, Inc. (REIT)	6,003	611,946
Safehold, Inc. (REIT)	1,137	17,612
VICI Properties, Inc. (REIT), Class A	21,911	714,518

		1,777,855

Real Estate Development (0.5%)
Henderson Land Development Co. Ltd.	27,000	95,205
Lifestyle Communities Ltd.(x)*	1,961	7,448
Sino Land Co. Ltd.	74,333	94,087

		196,740

Real Estate Operating Companies (7.2%)
Abrdn European Logistics Income plc (REIT)(m)	8,208	3,610
Amot Investments Ltd.	4,896	36,600
Aroundtown SA*	14,526	55,665
Atrium Ljungberg AB, Class B	4,687	15,765
Azrieli Group Ltd.	749	74,330
CA Immobilien Anlagen AG	556	15,262
CapitaLand Investment Ltd.	46,810	97,615
Castellum AB	7,016	79,219
Catena AB	862	39,188
Cibus Nordic Real Estate AB publ(x)	1,576	28,383
Citycon OYJ*	1,589	6,104
Corem Property Group AB, Class B(x)	16,277	7,120
Deutsche EuroShop AG	209	4,544
Deutsche Wohnen SE	989	25,139
Dios Fastigheter AB	2,061	14,295
Entra ASA(m)*	903	10,768
Fabege AB	3,855	32,574
Fastighets AB Balder, Class B*	14,166	101,328
FastPartner AB, Class A	959	5,165
Grainger plc (REIT)	14,372	37,498
Grand City Properties SA*	1,395	18,409
Heba Fastighets AB, Class B	1,510	5,076
Hiag Immobilien Holding AG	86	12,057
Hongkong Land Holdings Ltd.	20,882	132,183
Hufvudstaden AB, Class A	2,074	27,934
Hulic Co. Ltd.	9,491	103,969
Hysan Development Co. Ltd.	12,280	25,090
Intea Fastigheter AB, Class B*	1,295	9,560
Intershop Holding AG	110	21,667
Kennedy-Wilson Holdings, Inc.	2,449	20,376
Kojamo OYJ*	3,117	39,706
LEG Immobilien SE	1,526	121,291
Logistea AB, Class B	4,672	7,623
Melisron Ltd.	494	59,658
Mobimo Holding AG (Registered)	148	60,795
Neobo Fastigheter AB*	1,654	2,957
NP3 Fastigheter AB(x)	643	17,177
Nyfosa AB	3,261	28,421
Pandox AB, Class B	2,166	41,459
Platzer Fastigheter Holding AB, Class B	1,284	9,411
PSP Swiss Property AG (Registered)	934	160,389
Public Property Invest A/S	4,106	9,648
Sagax AB, Class B	4,363	90,973
Samhallsbyggnadsbolaget i Norden AB*	20,698	11,292
Sirius Real Estate Ltd. (REIT)	30,278	39,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
StorageVault Canada, Inc.	4,572	$16,984
Sveafastigheter AB*	1,452	6,246
Swedish Logistic Property AB, Class B*	3,452	15,070
Swire Properties Ltd.	19,982	56,850
Swiss Prime Site AG (Registered)	1,584	221,467
TAG Immobilien AG	3,426	59,128
VGP NV	274	30,593
Vonovia SE	14,412	449,237
Wallenstam AB, Class B(x)	7,143	33,126
Wharf Real Estate Investment Co. Ltd.	32,064	94,767
Wihlborgs Fastigheter AB	5,516	53,933

		2,804,499

Retail REITs (16.3%)
Acadia Realty Trust (REIT)(x)	2,672	53,841
AEON REIT Investment Corp. (REIT)	35	30,696
Agree Realty Corp. (REIT)	2,215	157,354
Ascencio (REIT)	121	7,288
Brixmor Property Group, Inc. (REIT)	6,228	172,391
BWP Property Group Ltd. (REIT)	11,267	27,734
Carmila SA (REIT)	1,290	26,595
Charter Hall Retail REIT (REIT)	11,593	31,682
Choice Properties REIT (REIT)	5,658	59,763
Crombie REIT (REIT)	2,210	23,931
Curbline Properties Corp. (REIT)	1,971	43,953
Eurocommercial Properties NV (REIT)	869	27,190
Federal Realty Investment Trust (REIT)	1,740	176,279
First Capital REIT (REIT)	4,334	61,567
Fortune REIT (REIT)	31,391	20,371
Frasers Centrepoint Trust (REIT)	25,798	46,398
Frontier Real Estate Investment Corp. (REIT)	50	30,192
Fukuoka REIT Corp. (REIT)	15	19,201
Getty Realty Corp. (REIT)	1,072	28,762
Hamborner REIT AG (REIT)	1,464	9,763
Hammerson plc (REIT)	9,576	37,426
HomeCo Daily Needs REIT (REIT)(m)	36,038	32,312
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,111	4,500
InvenTrust Properties Corp. (REIT)	1,580	45,220
Japan Metropolitan Fund Invest (REIT)	137	105,331
Kimco Realty Corp. (REIT)	13,669	298,668
Kite Realty Group Trust (REIT)	4,472	99,726
Kiwi Property Group Ltd. (REIT)	28,764	17,593
Klepierre SA (REIT)	4,245	165,264
Lendlease Global Commercial REIT (REIT)	34,987	16,952
Link REIT (REIT)	52,937	272,101
LOTTE REIT Co. Ltd. (REIT)	3,060	8,495
Macerich Co. (The) (REIT)	5,143	93,603
Mercialys SA (REIT)	1,906	24,526
NETSTREIT Corp. (REIT)(x)	1,921	34,693
NewRiver REIT plc (REIT)	7,698	7,413
NNN REIT, Inc. (REIT)	3,825	162,830
Phillips Edison & Co., Inc. (REIT)	2,557	87,782
Primaris REIT (REIT)	2,187	24,090
Realty Income Corp. (REIT)	18,505	1,124,919
Regency Centers Corp. (REIT)	3,695	269,365
Region Group (REIT)	23,584	37,297
Retail Estates NV (REIT)	237	17,669
RioCan REIT (REIT)	6,073	82,693
Scentre Group (REIT)	106,538	287,624
Shaftesbury Capital plc (REIT)	30,022	57,294
Simon Property Group, Inc. (REIT)	6,629	1,244,064
SmartCentres REIT (REIT)(x)	2,636	50,667
Starhill Global REIT (REIT)	28,559	12,509
Supermarket Income REIT plc (REIT)	25,147	26,515
Tanger, Inc. (REIT)	2,263	76,580
Unibail-Rodamco-Westfield (REIT)	2,092	219,675
Urban Edge Properties (REIT)	2,576	52,731
Vastned NV (REIT)	165	5,811
Vicinity Ltd. (REIT)	78,498	130,894
Waypoint REIT Ltd. (REIT)	12,690	22,672
Wereldhave NV (REIT)	773	17,261

		6,329,716

Self-Storage REITs (5.0%)
Abacus Storage King (REIT)	8,210	7,606
Big Yellow Group plc (REIT)	3,790	49,545
CubeSmart (REIT)	4,631	188,296
Extra Space Storage, Inc. (REIT)	4,310	607,451
National Storage Affiliates Trust (REIT)	1,440	43,517
National Storage REIT (REIT)	24,808	38,576
Public Storage (REIT)	3,232	933,563
Safestore Holdings plc (REIT)	4,350	38,495
Shurgard Self Storage Ltd. (REIT)	658	24,914

		1,931,963

Single-Family Residential REITs (3.1%)
American Homes 4 Rent (REIT), Class A	6,990	232,417
Equity LifeStyle Properties, Inc. (REIT)	3,931	238,612
Invitation Homes, Inc. (REIT)	12,519	367,182
PRS REIT plc (The) (REIT)	10,331	15,589
Sun Communities, Inc. (REIT)	2,585	333,465
UMH Properties, Inc. (REIT)	1,609	23,894

		1,211,159

Total Real Estate		38,153,048

Total Common Stocks (99.0%) (Cost $35,712,954)		38,403,674

CLOSED END FUNDS:
Diversified REITs (0.0) †
Picton Property Income Ltd. (REIT)	10,653	11,247

Total Closed End Funds (0.0%) (Cost $10,658)		11,247

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.8%)
iShares U.S. Real Estate ETF(x)	1,912	185,617
Vanguard Global ex-U.S. Real Estate ETF	2,674	127,657

Total Exchange Traded Funds (0.8%) (Cost $301,569)		313,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Data Center REITs (0.0%)†
Keppel DC REIT, expiring 10/13/25 (Cost $–)*	2,901	$337

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	229,217	229,217

Total Short-Term Investments (0.6%) (Cost $229,217)		229,217

Total Investments in Securities (100.4%) (Cost $36,254,398)		38,957,749
Other Assets Less Liabilities (-0.4%)		(143,017)

Net Assets (100%)		$38,814,732

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $132,591 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $712,637. This was collateralized by $512,406 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $229,217 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$11,247	$—		$11,247
Common Stocks
Consumer Discretionary	—	8,745	—		8,745
Health Care	85,493	—	—		85,493
Information Technology	—	156,388	—		156,388
Real Estate	24,756,656	13,396,392	—	(a)	38,153,048
Exchange Traded Funds	313,274	—	—		313,274
Rights
Real Estate	—	337	—		337
Short-Term Investments
Investment Companies	229,217	—	—		229,217

Total Assets	$25,384,640	$13,573,109	$—		$38,957,749

Total Liabilities	$—	$—	$—		$—

Total	$25,384,640	$13,573,109	$—		$38,957,749

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,265,579
Aggregate gross unrealized depreciation	(5,054,728)

Net unrealized appreciation	$2,210,851

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,746,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.1%)
ATN International, Inc.	1,524	$22,814
Bandwidth, Inc., Class A*	3,316	55,278
IDT Corp., Class B	604	31,595
Liberty Latin America Ltd., Class A*	2,960	24,539
Liberty Latin America Ltd., Class C*	21,205	178,970
Lumen Technologies, Inc.*	17,133	104,854
Shenandoah Telecommunications Co.	7,801	104,689
Uniti Group, Inc.	22,413	137,168

		659,907

Entertainment (1.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	67,857	196,785
Eventbrite, Inc., Class A*	11,703	29,492
Gaia, Inc., Class A*	2,389	14,143
IG Port, Inc.(x)	40,200	417,263
Lionsgate Studios Corp.*	31,888	220,027
Live Nation Entertainment, Inc.*	32,000	5,228,800
Madison Square Garden Entertainment Corp., Class A*	7,000	316,680
Madison Square Garden Sports Corp.*	2,200	499,400
Marcus Corp. (The)	3,865	59,946
Playstudios, Inc.*	14,346	13,809
Playtika Holding Corp.	6,893	26,814
Reservoir Media, Inc.*	2,732	22,239
Sphere Entertainment Co.(x)*	11,357	705,497
Starz Entertainment Corp.	2,053	30,241
Toei Animation Co. Ltd.	11,200	230,990
Vivid Seats, Inc., Class A*	177	2,942

		8,015,068

Interactive Media & Services (0.3%)
Angi, Inc., Class A*	6,366	103,511
Bumble, Inc., Class A*	10,610	64,615
Cars.com, Inc.*	9,017	110,188
Getty Images Holdings, Inc.(x)*	17,132	33,921
Nextdoor Holdings, Inc.*	33,368	69,739
Rumble, Inc.(x)*	12,601	91,231
Shutterstock, Inc.	3,851	80,293
Teads Holding Co.*	5,890	9,718
TripAdvisor, Inc.(x)*	9,360	152,194
TrueCar, Inc.*	11,802	21,716
Vimeo, Inc.*	13,514	104,734
Webtoon Entertainment, Inc.(x)*	2,837	55,066
Ziff Davis, Inc.*	6,533	248,907

		1,145,833

Media (0.8%)
Advantage Solutions, Inc.*	14,374	21,992
Altice USA, Inc., Class A*	36,175	87,182
AMC Networks, Inc., Class A*	5,279	43,499
Boston Omaha Corp., Class A(x)*	3,413	44,642
Cable One, Inc.(x)	798	141,286
EchoStar Corp., Class A(x)*	21,288	1,625,552
Entravision Communications Corp., Class A	7,700	17,941
EW Scripps Co. (The), Class A*	10,881	26,767
Gannett Co., Inc.(x)*	3,271	13,509
Gray Media, Inc.	14,288	82,585
iHeartMedia, Inc., Class A*	19,301	55,394
Integral Ad Science Holding Corp.*	10,672	108,534
John Wiley & Sons, Inc., Class A	417	16,876
National CineMedia, Inc.	10,531	47,495
Newsmax, Inc., Class B*	1,590	19,716
Nexxen International Ltd.*	6,204	57,387
PubMatic, Inc., Class A*	6,723	55,666
Scholastic Corp.	3,178	87,014
Sinclair, Inc.(x)	5,949	89,830
TechTarget, Inc.*	3,730	21,671
TEGNA, Inc.	25,315	514,654
WideOpenWest, Inc.*	7,784	40,165

		3,219,357

Wireless Telecommunication Services (0.2%)
Spok Holdings, Inc.	3,054	52,682
Telephone and Data Systems, Inc.	15,610	612,536

		665,218

Total Communication Services		13,705,383

Consumer Discretionary (15.4%)
Automobile Components (0.9%)
Adient plc*	13,197	317,784
American Axle & Manufacturing Holdings, Inc.(x)*	18,865	113,379
Cooper-Standard Holdings, Inc.*	2,655	98,049
Dana, Inc.	20,783	416,491
Dorman Products, Inc.*	1,800	280,584
Fox Factory Holding Corp.*	4,879	118,511
Garrett Motion, Inc.	21,087	287,205
Gentherm, Inc.*	4,674	159,196
Goodyear Tire & Rubber Co. (The)*	41,015	306,792
Holley, Inc.*	8,467	26,586
LCI Industries	3,441	320,529
Luminar Technologies, Inc., Class A(x)*	3,693	7,054
Motorcar Parts of America, Inc.*	2,096	34,668
Phinia, Inc.	6,051	347,811
Solid Power, Inc.(x)*	20,799	72,173
Standard Motor Products, Inc.	3,380	137,972
Strattec Security Corp.*	642	43,695
Visteon Corp.	4,321	517,915

		3,606,394

Automobiles (0.0%)†
Faraday Future Intelligent Electric,
Inc., Class A(x)*	13,611	17,694
Winnebago Industries, Inc.	4,268	142,722

		160,416

Broadline Retail (0.1%)
Kohl’s Corp.(x)	17,117	263,088
Savers Value Village, Inc.(x)*	563	7,460

		270,548

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	2,951	76,342
GigaCloud Technology, Inc., Class A(x)*	3,897	110,675
Weyco Group, Inc.	892	26,840

		213,857

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	215	8,486
European Wax Center, Inc., Class A*	357	1,424
Graham Holdings Co., Class B	508	598,074
Laureate Education, Inc.*	13,212	416,706
Matthews International Corp., Class A	4,613	112,004
McGraw Hill, Inc.*	855	10,730
Mister Car Wash, Inc.*	1,881	10,026
Perdoceo Education Corp.	9,633	362,779
Strategic Education, Inc.	3,629	312,130

		1,832,359

Hotels, Restaurants & Leisure (1.0%)
Biglari Holdings, Inc., Class B*	112	36,249
BJ’s Restaurants, Inc.*	1,088	33,217
Bloomin’ Brands, Inc.	5,208	37,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brightstar Lottery plc(x)	17,672	$304,842
Carnival Corp.*	32,000	925,120
Cracker Barrel Old Country Store, Inc.(x)	2,606	114,820
Denny’s Corp.(x)*	7,241	37,870
Dine Brands Global, Inc.	1,930	47,710
El Pollo Loco Holdings, Inc.*	4,341	42,108
Global Business Travel Group I(x)*	2,174	17,566
Golden Entertainment, Inc.	2,926	68,995
Jack in the Box, Inc.(x)	460	9,094
Krispy Kreme, Inc.(x)	10,768	41,672
Marriott Vacations Worldwide Corp.	4,395	292,531
Nathan’s Famous, Inc.	18	1,993
Papa John’s International, Inc.(x)	4,689	225,775
Portillo’s, Inc., Class A(x)*	9,043	58,327
Potbelly Corp.*	492	8,384
Pursuit Attractions and Hospitality, Inc.*	3,206	115,993
RCI Hospitality Holdings, Inc.	331	10,099
Red Rock Resorts, Inc., Class A	3,446	210,413
Sabre Corp.(x)*	43,454	79,521
Serve Robotics, Inc.(x)*	839	9,758
Six Flags Entertainment Corp.(x)*	3,140	71,341
Target Hospitality Corp.*	5,167	43,816
United Parks & Resorts, Inc.(x)*	170	8,789
Wendy’s Co. (The)(x)	145,400	1,331,864

		4,185,208

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	1,148	17,955
Beazer Homes USA, Inc.*	4,361	107,062
Century Communities, Inc.	4,052	256,775
Cricut, Inc., Class A	7,755	48,779
Dream Finders Homes, Inc., Class A(x)*	3,711	96,189
Ethan Allen Interiors, Inc.	3,549	104,553
Flexsteel Industries, Inc.	540	25,029
Green Brick Partners, Inc.*	3,224	238,125
Hamilton Beach Brands Holding Co., Class A	1,260	18,106
Helen of Troy Ltd.*	3,705	93,366
Hovnanian Enterprises, Inc., Class A*	744	95,597
KB Home	10,423	663,320
La-Z-Boy, Inc.	6,549	224,762
Legacy Housing Corp.*	1,378	37,909
Leggett & Platt, Inc.	20,840	185,059
LGI Homes, Inc.*	3,205	165,730
Lovesac Co. (The)(x)*	826	13,984
M/I Homes, Inc.*	4,118	594,804
Meritage Homes Corp.	11,053	800,569
Sonos, Inc.*	1,416	22,373
Taylor Morrison Home Corp., Class A*	15,300	1,009,953
Traeger, Inc.*	5,050	6,161
Tri Pointe Homes, Inc.*	61,535	2,090,344

		6,916,504

Leisure Products (0.4%)
American Outdoor Brands, Inc.*	1,982	17,204
Clarus Corp.	3,731	13,059
Escalade, Inc.	1,476	18,553
Funko, Inc., Class A*	5,600	19,264
JAKKS Pacific, Inc.	1,464	27,421
Johnson Outdoors, Inc., Class A	786	31,747
Latham Group, Inc.*	1,110	8,447
Malibu Boats, Inc., Class A*	2,835	91,996
Marine Products Corp.	628	5,570
MasterCraft Boat Holdings, Inc.(x)*	2,750	59,015
Outdoor Holding Co.(x)*	13,565	20,076
Peloton Interactive, Inc., Class A*	38,749	348,741
Polaris, Inc.	8,348	485,269
Smith & Wesson Brands, Inc.(x)	7,090	69,695
Sturm Ruger & Co., Inc.	1,691	73,508
Topgolf Callaway Brands Corp.*	20,655	196,222

		1,485,787

Specialty Retail (10.5%)
1-800-Flowers.com, Inc., Class A(x)*	3,413	15,700
Academy Sports & Outdoors, Inc.	10,414	520,908
Advance Auto Parts, Inc.(x)	9,410	577,774
American Eagle Outfitters, Inc.(x)	25,502	436,339
America’s Car-Mart, Inc.(x)*	1,244	36,337
Arko Corp.	10,228	46,742
Asbury Automotive Group, Inc.*	3,088	754,862
AutoNation, Inc.*	93,600	20,476,872
BARK, Inc.*	7,089	5,890
Barnes & Noble Education, Inc.(x)*	2,347	23,353
Bed Bath & Beyond, Inc.*	8,882	86,955
Buckle, Inc. (The)	310	18,185
Caleres, Inc.(x)	5,392	70,312
Citi Trends, Inc.*	807	25,041
Designer Brands, Inc., Class A(x)	5,024	17,785
EVgo, Inc., Class A*	17,736	83,891
Genesco, Inc.*	1,565	45,369
Group 1 Automotive, Inc.	1,116	488,261
Haverty Furniture Cos., Inc.	1,964	43,071
J Jill, Inc.	1,156	19,825
Lands’ End, Inc.*	1,837	25,902
MarineMax, Inc.(x)*	2,728	69,100
Monro, Inc.(x)	4,814	86,508
National Vision Holdings, Inc.*	12,226	356,877
ODP Corp. (The)*	4,478	124,712
OneWater Marine, Inc., Class A(x)*	1,747	27,672
Penske Automotive Group, Inc.	93,600	16,277,976
Petco Health & Wellness Co., Inc., Class A(x)*	11,581	44,818
RealReal, Inc. (The)(x)*	11,360	120,757
Sally Beauty Holdings, Inc.*	15,936	259,438
Shoe Carnival, Inc.(x)	2,840	59,044
Signet Jewelers Ltd.(x)	6,289	603,241
Sleep Number Corp.(x)*	2,833	19,888
Sonic Automotive, Inc., Class A	1,558	118,548
Stitch Fix, Inc., Class A*	15,418	67,068
Tile Shop Holdings, Inc.*	2,818	17,049
Torrid Holdings, Inc.*	3,575	6,256
Upbound Group, Inc.	5,321	125,735
Urban Outfitters, Inc.*	6,253	446,652
Victoria’s Secret & Co.*	7,627	206,997
Winmark Corp.	463	230,467
Zumiez, Inc.*	2,221	43,554

		43,131,731

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	18,212	362,783
Carter’s, Inc.(x)	5,573	157,270
G-III Apparel Group Ltd.*	6,096	162,215
Kontoor Brands, Inc.	1,610	128,430
Lakeland Industries, Inc.(x)	1,363	20,173
Movado Group, Inc.	14,561	276,222
Oxford Industries, Inc.	2,148	87,080
Rocky Brands, Inc.	1,133	33,752
Steven Madden Ltd.	10,261	343,538
Superior Group of Cos., Inc.	1,831	19,628

		1,591,091

Total Consumer Discretionary		63,393,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.6%)
Beverages (0.0%)†
Crimson Wine Group Ltd.*	28,000	$145,135
MGP Ingredients, Inc.	2,260	54,669

		199,804

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	5,182	206,295
Grocery Outlet Holding Corp.(x)*	14,843	238,230
HF Foods Group, Inc.*	6,494	17,924
Ingles Markets, Inc., Class A	2,324	161,657
United Natural Foods, Inc.*	9,408	353,929
Village Super Market, Inc., Class A	1,433	53,537
Weis Markets, Inc.	2,556	183,700

		1,215,272

Food Products (0.3%)
Alico, Inc.	699	24,227
B&G Foods, Inc.(x)	12,412	54,985
Beyond Meat, Inc.(x)*	10,640	20,110
Calavo Growers, Inc.	312	8,031
Dole plc	11,077	148,875
Fresh Del Monte Produce, Inc.	5,257	182,523
Hain Celestial Group, Inc. (The)*	14,304	22,600
John B Sanfilippo & Son, Inc.	463	29,762
Limoneira Co.	2,499	37,110
Mission Produce, Inc.*	6,700	80,534
Seneca Foods Corp., Class A*	744	80,307
Simply Good Foods Co. (The)*	5,169	128,295
TreeHouse Foods, Inc.*	7,756	156,749
Utz Brands, Inc.	11,121	135,120

		1,109,228

Household Products (0.1%)
Central Garden & Pet Co.*	1,643	53,644
Central Garden & Pet Co., Class A*	7,642	225,668
Energizer Holdings, Inc.	2,254	56,102
Oil-Dri Corp. of America	353	21,547
Spectrum Brands Holdings, Inc.	3,708	194,782

		551,743

Personal Care Products (1.8%)
Beauty Health Co. (The)(x)*	3,066	6,101
Edgewell Personal Care Co.	7,074	144,027
Herbalife Ltd.*	4,391	37,060
Honest Co., Inc. (The)*	7,868	28,954
Interparfums, Inc.	69,800	6,866,924
Medifast, Inc.(x)*	1,745	23,854
Nature’s Sunshine Products, Inc.*	2,052	31,847
Nu Skin Enterprises, Inc., Class A	7,764	94,643
Olaplex Holdings, Inc.(x)*	22,527	29,511
USANA Health Sciences, Inc.*	1,842	50,747
Waldencast plc, Class A(x)*	6,440	12,751

		7,326,419

Tobacco (0.1%)
Turning Point Brands, Inc.	320	31,635
Universal Corp.	3,771	210,686

		242,321

Total Consumer Staples		10,644,787

Energy (13.8%)
Energy Equipment & Services (1.5%)
Atlas Energy Solutions, Inc.(x)	3,501	39,806
Borr Drilling Ltd.(x)	38,181	102,707
Bristow Group, Inc., Class A*	4,404	158,896
Core Laboratories, Inc.	7,613	94,097
DMC Global, Inc.*	2,267	19,156
Expro Group Holdings NV*	16,091	191,161
Flowco Holdings, Inc., Class A	1,011	15,013
Forum Energy Technologies, Inc.*	1,656	44,232
Helix Energy Solutions Group, Inc.*	16,618	109,014
Helmerich & Payne, Inc.(x)	15,168	335,061
Innovex International, Inc.*	6,191	114,781
Liberty Energy, Inc., Class A	25,186	310,795
Mammoth Energy Services, Inc.*	3,693	8,457
Nabors Industries Ltd.(x)*	2,415	98,701
National Energy Services Reunited Corp.(x)*	8,746	89,734
Natural Gas Services Group, Inc.	1,228	34,372
Noble Corp. plc(x)	19,824	560,623
Oceaneering International, Inc.*	1,786	44,257
Oil States International, Inc.*	9,228	55,922
Patterson-UTI Energy, Inc.	54,732	283,512
ProFrac Holding Corp., Class A*	2,071	7,663
ProPetro Holding Corp.*	12,787	67,004
Ranger Energy Services, Inc., Class A	3,077	43,201
RPC, Inc.	14,210	67,640
SEACOR Marine Holdings, Inc.*	3,636	23,598
Seadrill Ltd.*	6,225	188,057
Select Water Solutions, Inc., Class A	13,907	148,666
Subsea 7 SA (ADR)	96,400	1,971,380
TETRA Technologies, Inc.*	20,575	118,306
Tidewater, Inc.*	443	23,625
Transocean Ltd.(x)*	133,259	415,768
Valaris Ltd.(x)*	10,024	488,870

		6,274,075

Oil, Gas & Consumable Fuels (12.3%)
Ardmore Shipping Corp.	5,230	62,080
Berry Corp.	12,226	46,214
BKV Corp.*	2,637	60,994
California Resources Corp.	10,603	563,868
Calumet, Inc.(x)*	9,556	174,397
Centrus Energy Corp., Class A(x)*	563	174,569
Clean Energy Fuels Corp.*	28,653	73,925
CNX Resources Corp.(x)*	21,482	690,002
Comstock Resources, Inc.(x)*	3,683	73,034
Core Natural Resources, Inc.	5,357	447,202
Crescent Energy Co., Class A	27,911	248,966
DHT Holdings, Inc.	19,918	238,020
Diversified Energy Co. plc(m)	8,913	124,871
Dorian LPG Ltd.	5,763	171,737
Encore Energy Corp.(x)*	29,764	95,542
Energy Fuels, Inc.(x)*	24,589	377,441
Epsilon Energy Ltd.	2,392	12,056
Excelerate Energy, Inc., Class A	3,759	94,689
FLEX LNG Ltd.	4,158	104,782
FutureFuel Corp.	4,174	16,195
Gevo, Inc.(x)*	37,377	73,259
Golar LNG Ltd.	15,657	632,699
Granite Ridge Resources, Inc.	8,323	45,027
Green Plains, Inc.*	9,872	86,775
HighPeak Energy, Inc.(x)	2,882	20,376
Infinity Natural Resources, Inc., Class A(x)*	1,839	24,109
International Seaways, Inc.	6,302	290,396
Kinetik Holdings, Inc., Class A(x)	1,792	76,590
Kolibri Global Energy, Inc.(x)*	3,492	19,381
Kosmos Energy Ltd.(x)*	73,714	122,365
Magnolia Oil & Gas Corp., Class A	23,583	562,926
Murphy Oil Corp.	21,249	603,684
NACCO Industries, Inc., Class A	667	28,121
Navigator Holdings Ltd.	5,055	78,302
New Fortress Energy, Inc.(x)*	27,608	61,014
NextNRG, Inc.(x)*	1,956	3,580
Nordic American Tankers Ltd.(x)	32,410	101,767
Northern Oil & Gas, Inc.(x)	15,096	374,381
Par Pacific Holdings, Inc.*	5,703	202,000
PBF Energy, Inc., Class A	13,154	396,856
Peabody Energy Corp.	19,234	510,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Permian Basin Royalty Trust	25,900	$472,675
Prairie Operating Co.(x)*	3,115	6,183
PrairieSky Royalty Ltd.(x)	91,000	1,688,309
PrimeEnergy Resources Corp.*	50	8,352
REX American Resources Corp.*	3,514	107,599
Riley Exploration Permian, Inc.(x)	1,717	46,548
SandRidge Energy, Inc.	5,926	66,845
Scorpio Tankers, Inc.	7,042	394,704
SFL Corp. Ltd.(x)	18,689	140,728
SM Energy Co.	17,950	448,212
Summit Midstream Corp.*	1,572	32,289
Talos Energy, Inc.*	18,808	180,369
Teekay Corp. Ltd.	8,451	69,129
Teekay Tankers Ltd., Class A	3,776	190,877
Texas Pacific Land Corp.	40,670	37,971,139
VAALCO Energy, Inc.(x)	15,268	61,377
Vital Energy, Inc.*	4,529	76,495
Vitesse Energy, Inc.(x)	4,499	104,512
W&T Offshore, Inc.(x)	15,329	27,899
World Kinect Corp.	7,593	197,038
XCF Global, Inc., Class A*	4,939	6,470

		50,462,027

Total Energy		56,736,102

Financials (16.7%)
Banks (9.2%)
1st Source Corp.	2,950	181,602
ACNB Corp.	1,607	70,772
Amalgamated Financial Corp.	3,731	101,297
Amerant Bancorp, Inc., Class A	3,371	64,959
Ameris Bancorp	10,538	772,541
Ames National Corp.	1,585	32,049
Arrow Financial Corp.	2,678	75,787
Associated Banc-Corp.	26,236	674,528
Atlantic Union Bankshares Corp.	22,370	789,437
Axos Financial, Inc.*	7,379	624,632
Banc of California, Inc.	18,852	312,001
BancFirst Corp.	270	34,142
Bank First Corp.(x)	1,216	147,513
Bank of Hawaii Corp.	1,371	89,992
Bank of Marin Bancorp	2,290	55,601
Bank of NT Butterfield & Son Ltd. (The)	6,600	283,272
Bank7 Corp.	682	31,556
BankFinancial Corp.	1,232	14,821
BankUnited, Inc.	11,891	453,761
Bankwell Financial Group, Inc.	977	43,232
Banner Corp.	5,393	353,242
Bar Harbor Bankshares	2,363	71,977
BayCom Corp.	1,683	48,386
BCB Bancorp, Inc.	2,350	20,398
Beacon Financial Corp.	13,129	311,289
Blue Foundry Bancorp*	3,343	30,388
Blue Ridge Bankshares, Inc.*	9,584	40,540
Bridgewater Bancshares, Inc.*	2,050	36,080
Burke & Herbert Financial Services Corp.	2,108	130,043
Business First Bancshares, Inc.	4,418	104,309
BV Financial, Inc.(x)*	1,269	20,456
Byline Bancorp, Inc.	4,374	121,291
C&F Financial Corp.	483	32,458
Cadence Bank	27,152	1,019,286
California Bancorp*	2,943	49,089
Camden National Corp.	2,606	100,566
Capital Bancorp, Inc.	1,432	45,681
Capital City Bank Group, Inc.	2,234	93,359
Capitol Federal Financial, Inc.	19,115	121,380
Carter Bankshares, Inc.*	2,983	57,900
Cathay General Bancorp	10,762	516,684
CB Financial Services, Inc.	658	21,852
Central Pacific Financial Corp.	4,251	128,975
CF Bankshares, Inc.	543	13,005
Chain Bridge Bancorp, Inc., Class A*	347	11,357
Chemung Financial Corp.	550	28,886
ChoiceOne Financial Services, Inc.	2,174	62,959
Citizens & Northern Corp.	2,339	46,336
Citizens Community Bancorp, Inc.	1,360	21,855
Citizens Financial Services, Inc.	726	43,763
City Holding Co.	817	101,202
Civista Bancshares, Inc.	2,876	58,412
CNB Financial Corp.(x)	4,322	104,592
CoastalSouth Bancshares, Inc.*	377	8,222
Colony Bankcorp, Inc.	2,941	50,026
Columbia Financial, Inc.*	4,229	63,477
Community Financial System, Inc.	6,411	375,941
Community Trust Bancorp, Inc.	2,412	134,951
Community West Bancshares	2,103	43,827
ConnectOne Bancorp, Inc.	5,706	141,566
Customers Bancorp, Inc.*	4,299	281,026
CVB Financial Corp.	20,752	392,420
Dime Community Bancshares, Inc.	5,111	152,461
Eagle Bancorp Montana, Inc.	1,032	17,823
Eagle Bancorp, Inc.	3,462	70,002
Eagle Financial Services, Inc.	564	21,336
Eastern Bankshares, Inc.(x)	30,755	558,203
ECB Bancorp, Inc.*	959	15,219
Enterprise Financial Services Corp.	5,830	338,023
Equity Bancshares, Inc., Class A	2,249	91,534
Farmers & Merchants Bancorp, Inc.	2,151	53,797
Farmers National Banc Corp.	5,833	84,054
FB Bancorp, Inc.*	2,708	32,550
FB Financial Corp.	6,562	365,766
Fidelity D&D Bancorp, Inc.	746	32,697
Financial Institutions, Inc.	3,109	84,565
Finward Bancorp	447	14,344
Finwise Bancorp(x)*	552	10,703
First Bancorp (Nasdaq Stock Exchange)(x)	6,359	336,328
First Bancorp (New York Stock Exchange)	11,858	261,469
First Bancorp, Inc. (The)	1,802	47,321
First Bank	3,555	57,911
First Busey Corp.	13,377	309,678
First Business Financial Services, Inc.	1,186	60,794
First Capital, Inc.	507	23,221
First Commonwealth Financial Corp.	16,249	277,045
First Community Bankshares, Inc.	2,479	86,269
First Community Corp.	742	20,939
First Financial Bancorp	15,128	381,982
First Financial Corp.	1,617	91,264
First Foundation, Inc.*	9,873	54,993
First Internet Bancorp	734	16,464
First Interstate BancSystem, Inc., Class A	14,056	447,965
First Merchants Corp.	8,719	328,706
First Mid Bancshares, Inc.	3,435	130,118
First National Corp.	1,033	23,428
First Savings Financial Group, Inc.	825	25,930
First United Corp.(x)	950	34,932
First Western Financial, Inc.*	923	21,252
Firstsun Capital Bancorp*	1,997	77,464
Five Star Bancorp	1,188	38,254
Flagstar Financial, Inc.	47,662	550,496
Flushing Financial Corp.	4,815	66,495
Franklin Financial Services Corp.(x)	625	28,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FS Bancorp, Inc.	1,116	$44,551
Fulton Financial Corp.	28,826	537,028
FVCBankcorp, Inc.	2,837	36,796
GBank Financial Holdings, Inc.(x)*	1,390	54,585
German American Bancorp, Inc.	5,599	219,873
Glacier Bancorp, Inc.(x)	14,826	721,581
Great Southern Bancorp, Inc.	1,371	83,974
Greene County Bancorp, Inc.	343	7,752
Guaranty Bancshares, Inc.	1,319	64,301
Hancock Whitney Corp.	13,788	863,267
Hanmi Financial Corp.	4,661	115,080
Hanover Bancorp, Inc.	536	12,033
HarborOne Bancorp, Inc.	6,018	81,845
Hawthorn Bancshares, Inc.	889	27,595
HBT Financial, Inc.	2,085	52,542
Heritage Commerce Corp.	9,137	90,730
Heritage Financial Corp.	5,248	126,949
Hilltop Holdings, Inc.	7,085	236,781
Hingham Institution For Savings (The)(x)	248	65,417
Home Bancorp, Inc.	1,179	64,049
Home BancShares, Inc.	29,822	843,963
HomeTrust Bancshares, Inc.	2,476	101,367
Hope Bancorp, Inc.	17,848	192,223
Horizon Bancorp, Inc.	6,555	104,946
Independent Bank Corp.	3,237	100,266
Independent Bank Corp./MA	7,678	531,087
International Bancshares Corp.	7,749	532,744
Investar Holding Corp.	1,437	33,353
John Marshall Bancorp, Inc.	1,937	38,391
Kearny Financial Corp.	8,894	58,434
Lakeland Financial Corp.	1,712	109,910
Landmark Bancorp, Inc.(x)	670	17,882
LCNB Corp.	1,923	28,826
LINKBANCORP, Inc.	3,194	22,773
Live Oak Bancshares, Inc.	3,231	113,796
MainStreet Bancshares, Inc.(x)	952	19,830
Mechanics Bancorp*	2,952	39,291
Mercantile Bank Corp.	2,501	112,545
Meridian Corp.	1,141	18,016
Metrocity Bankshares, Inc.	1,403	38,849
Metropolitan Bank Holding Corp.	1,149	85,968
Mid Penn Bancorp, Inc.	3,178	91,018
Middlefield Banc Corp.	1,244	37,332
Midland States Bancorp, Inc.	3,103	53,185
MidWestOne Financial Group, Inc.	2,339	66,170
MVB Financial Corp.	1,905	47,739
National Bank Holdings Corp., Class A	5,814	224,653
National Bankshares, Inc.	962	28,321
NB Bancorp, Inc.	5,431	95,857
NBT Bancorp, Inc.	7,546	315,121
Nicolet Bankshares, Inc.	1,526	205,247
Northeast Bank	512	51,282
Northeast Community Bancorp, Inc.	2,148	44,184
Northfield Bancorp, Inc.	5,021	59,248
Northpointe Bancshares, Inc.(x)	1,609	27,482
Northrim Bancorp, Inc.	1,512	32,750
Northwest Bancshares, Inc.	22,596	279,964
Norwood Financial Corp.	1,150	29,233
Oak Valley Bancorp	1,174	33,072
OceanFirst Financial Corp.	9,008	158,271
OFG Bancorp	7,008	304,778
Ohio Valley Banc Corp.	591	21,855
Old National Bancorp	48,501	1,064,597
Old Second Bancorp, Inc.	7,290	126,008
OP Bancorp(x)	1,671	23,260
Orange County Bancorp, Inc.	1,521	38,344
Origin Bancorp, Inc.	4,364	150,645
Orrstown Financial Services, Inc.	2,974	101,057
Park National Corp.	2,338	379,995
Parke Bancorp, Inc.	1,834	39,523
PCB Bancorp	1,636	34,356
Peapack-Gladstone Financial Corp.	1,444	39,854
Peoples Bancorp of North Carolina, Inc.	706	21,646
Peoples Bancorp, Inc.	5,346	160,327
Peoples Financial Services Corp.	1,209	58,770
Pioneer Bancorp, Inc.*	1,697	22,163
Plumas Bancorp	877	37,834
Ponce Financial Group, Inc.(x)*	3,122	45,893
Preferred Bank	1,227	110,909
Primis Financial Corp.	3,294	34,620
Princeton Bancorp, Inc.	881	28,051
Provident Bancorp, Inc.*	2,276	28,518
Provident Financial Services, Inc.	16,862	325,099
QCR Holdings, Inc.	2,607	197,193
RBB Bancorp	2,731	51,234
Red River Bancshares, Inc.	734	47,578
Renasant Corp.	14,888	549,218
Republic Bancorp, Inc., Class A	1,417	102,378
Rhinebeck Bancorp, Inc.*	491	5,578
Richmond Mutual Bancorp, Inc.	1,126	16,000
Riverview Bancorp, Inc.	2,942	15,799
S&T Bancorp, Inc.	5,990	225,164
SB Financial Group, Inc.	884	17,052
Seacoast Banking Corp. of Florida	13,323	405,419
Shore Bancshares, Inc.	3,798	62,325
Sierra Bancorp	2,074	59,959
Simmons First National Corp., Class A	22,177	425,133
SmartFinancial, Inc.	1,935	69,138
Sound Financial Bancorp, Inc.	264	12,160
South Plains Financial, Inc.	2,111	81,590
Southern First Bancshares, Inc.*	1,229	54,223
Southern Missouri Bancorp, Inc.	1,396	73,374
Southside Bancshares, Inc.	4,307	121,673
SR Bancorp, Inc.	907	13,687
Stellar Bancorp, Inc.	7,389	224,182
Sterling Bancorp, Inc.(r)*	3,185	—
Stock Yards Bancorp, Inc.	164	11,478
Texas Capital Bancshares, Inc.*	6,200	524,086
Third Coast Bancshares, Inc.*	2,051	77,876
Timberland Bancorp, Inc.	1,332	44,329
Tompkins Financial Corp.	2,139	141,623
Towne Bank	11,353	392,473
TriCo Bancshares	4,841	214,989
Triumph Financial, Inc.*	1,962	98,179
TrustCo Bank Corp.	2,984	108,319
Trustmark Corp.	9,143	362,063
UMB Financial Corp.	10,494	1,241,965
United Bankshares, Inc.	22,235	827,364
United Community Banks, Inc.	19,359	606,905
United Security Bancshares	1,781	16,617
Unity Bancorp, Inc.	599	29,273
Univest Financial Corp.	4,609	138,362
USCB Financial Holdings, Inc.	1,203	20,992
Valley National Bancorp	58,023	615,044
Veritex Holdings, Inc.	8,340	279,640
Virginia National Bankshares Corp.	653	25,343
WaFd, Inc.	12,347	373,991
Washington Trust Bancorp, Inc.	2,771	80,082
WesBanco, Inc.	14,070	449,255
West Bancorp, Inc.	2,328	47,305
Westamerica Bancorp	3,864	193,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Western New England Bancorp, Inc.(x)	2,606	$31,298
WSFS Financial Corp.	8,903	480,139

		38,047,120

Capital Markets (2.5%)
AlTi Global, Inc.(x)*	6,465	23,015
Artisan Partners Asset Management, Inc., Class A	4,408	191,307
Associated Capital Group, Inc., Class A‡	47,400	1,589,322
Bakkt Holdings, Inc., Class A(x)*	101,252	3,407,130
Cohen & Steers, Inc.	378	24,801
Diamond Hill Investment Group, Inc.	350	49,004
DigitalBridge Group, Inc.	26,879	314,484
Donnelley Financial Solutions, Inc.*	1,211	62,282
Fairfax India Holdings Corp.(m)*	5,000	86,250
Federated Hermes, Inc., Class B	5,400	280,422
Forge Global Holdings, Inc.(x)*	1,628	27,513
Galaxy Digital, Inc., Class A(x)*	25,000	845,546
GAMCO Investors, Inc., Class A	32,400	752,652
GCM Grosvenor, Inc., Class A(x)	744	8,980
Marex Group plc	2,636	88,622
MarketWise, Inc.	365	6,033
Miami International Holdings, Inc.*	46,590	1,875,713
Onex Corp.	1,000	88,680
Open Lending Corp.(x)*	15,919	33,589
OTC Markets Group, Inc., Class A	100	5,300
Siebert Financial Corp.(x)*	2,299	6,713
Silvercrest Asset Management Group, Inc., Class A	1,142	17,987
Urbana Corp.	18,400	100,614
Urbana Corp. (Non-Voting)	20,800	109,104
Virtus Investment Partners, Inc.	1,026	194,971
Westwood Holdings Group, Inc.	1,116	18,403

		10,208,437

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	804	47,098
Bread Financial Holdings, Inc.	5,975	333,226
Consumer Portfolio Services, Inc.*	1,457	11,000
Encore Capital Group, Inc.*	3,550	148,177
Green Dot Corp., Class A*	8,623	115,807
Jefferson Capital, Inc.	930	16,052
LendingClub Corp.*	17,811	270,549
LendingTree, Inc.*	147	9,515
Medallion Financial Corp.	2,861	28,896
Navient Corp.	11,060	145,439
Nelnet, Inc., Class A	2,046	256,528
Oportun Financial Corp.*	6,244	38,526
PRA Group, Inc.*	6,326	97,674
PROG Holdings, Inc.	6,206	200,826
Regional Management Corp.	1,280	49,869
Vroom, Inc.*	208	5,622
World Acceptance Corp.*	423	71,546

		1,846,350

Financial Services (1.6%)
Acacia Research Corp.(x)*	5,621	18,268
Alerus Financial Corp.	3,637	80,523
Banco Latinoamericano de Comercio Exterior SA, Class E	4,521	207,830
Better Home & Finance Holding Co.(x)*	689	38,680
Burford Capital Ltd.	11,555	138,198
Cannae Holdings, Inc.	8,976	164,351
Cass Information Systems, Inc.	70	2,753
Compass Diversified Holdings	10,824	71,655
Enact Holdings, Inc.	4,624	177,284
Essent Group Ltd.	15,331	974,438
Federal Agricultural Mortgage Corp., Class C	144	24,189
Finance of America Cos., Inc., Class A(x)*	706	15,836
Flywire Corp.*	1,835	24,846
HA Sustainable Infrastructure Capital, Inc.	18,770	576,239
Jackson Financial, Inc., Class A	11,154	1,129,119
loanDepot, Inc., Class A(x)*	12,314	37,804
Marqeta, Inc., Class A*	32,807	173,221
Merchants Bancorp	4,014	127,645
NewtekOne, Inc.	3,682	42,159
NMI Holdings, Inc., Class A*	12,315	472,157
Onity Group, Inc.*	1,081	43,197
Pagseguro Digital Ltd., Class A	11,059	110,590
Paysafe Ltd.(x)*	5,330	68,864
PennyMac Financial Services, Inc.	4,605	570,467
Radian Group, Inc.	21,362	773,732
Repay Holdings Corp., Class A*	12,877	67,347
Security National Financial Corp., Class A*	2,495	21,632
Sezzle, Inc.*	220	17,497
SWK Holdings Corp.(x)	665	9,676
Triller Group, Inc.*	16,387	13,603
Velocity Financial, Inc.*	1,481	26,865
Walker & Dunlop, Inc.	5,169	432,232
Waterstone Financial, Inc.	2,642	41,215

		6,694,112

Insurance (2.0%)
Abacus Global Management, Inc.*	4,008	22,966
Ambac Financial Group, Inc.*	6,814	56,829
American Coastal Insurance Corp.	2,090	23,805
American Integrity Insurance Group, Inc.*	516	11,512
AMERISAFE, Inc.	1,348	59,096
Aspen Insurance Holdings Ltd., Class A*	1,018	37,371
Ategrity Specialty Holdings LLC*	306	6,050
Citizens, Inc., Class A*	7,439	39,055
CNO Financial Group, Inc.	15,338	606,618
Donegal Group, Inc., Class A	2,808	54,447
eHealth, Inc.*	4,484	19,326
Employers Holdings, Inc.	3,815	162,061
F&G Annuities & Life, Inc.	3,139	98,156
Fidelis Insurance Holdings Ltd.	9,307	168,922
Genworth Financial, Inc., Class A*	65,332	581,455
GoHealth, Inc., Class A*	670	3,229
Goosehead Insurance, Inc., Class A	817	60,801
Greenlight Capital Re Ltd., Class A*	4,641	58,941
Hamilton Insurance Group Ltd., Class B*	7,362	182,578
Heritage Insurance Holdings, Inc.*	879	22,133
Hippo Holdings, Inc.(x)*	1,363	49,286
Horace Mann Educators Corp.	6,439	290,850
Investors Title Co.	211	56,512
James River Group Holdings Ltd.	6,095	33,827
Kestrel Group Ltd.	149	4,069
Kingstone Cos., Inc.	162	2,381
MBIA, Inc.(x)*	7,415	55,242
Mercury General Corp.	4,255	360,739
NI Holdings, Inc.*	873	11,838
ProAssurance Corp.*	8,007	192,088
Safety Insurance Group, Inc.	2,280	161,173
Selective Insurance Group, Inc.	1,129	91,528
Selectquote, Inc.*	7,163	14,039
SiriusPoint Ltd.*	11,821	213,842
Slide Insurance Holdings, Inc.*	2,109	33,291
Stewart Information Services Corp.	4,370	320,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tiptree, Inc., Class A	2,842	$54,481
United Fire Group, Inc.	3,278	99,717
Universal Insurance Holdings, Inc.	3,296	86,685
White Mountains Insurance Group Ltd.	2,294	3,834,467

		8,241,814

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)(x)*	974	20,610
Adamas Trust, Inc. (REIT)(x)	13,308	92,757
Advanced Flower Capital, Inc. (REIT)(x)	3,065	11,739
AG Mortgage Investment Trust, Inc. (REIT)	4,699	34,021
Angel Oak Mortgage REIT, Inc. (REIT)	1,402	13,137
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	11,175	113,203
Arbor Realty Trust, Inc. (REIT)(x)	27,611	337,130
Ares Commercial Real Estate Corp. (REIT)(x)	8,387	37,825
ARMOUR Residential REIT, Inc. (REIT)(x)	16,885	252,262
Blackstone Mortgage Trust, Inc. (REIT), Class A	25,683	472,824
BrightSpire Capital, Inc. (REIT), Class A(x)	21,125	114,709
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,856	36,528
Chimera Investment Corp. (REIT)	12,511	165,395
Claros Mortgage Trust, Inc. (REIT)*	15,453	51,304
Dynex Capital, Inc. (REIT)(x)	19,357	237,898
Ellington Financial, Inc. (REIT)(x)	14,885	193,207
Franklin BSP Realty Trust, Inc. (REIT)(x)	13,144	142,744
Invesco Mortgage Capital, Inc. (REIT)(x)	11,298	85,413
KKR Real Estate Finance Trust, Inc. (REIT)(x)	9,172	82,548
Ladder Capital Corp. (REIT)	18,859	205,752
Lument Finance Trust, Inc. (REIT)	7,058	14,257
MFA Financial, Inc. (REIT)	16,178	148,676
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	19,810
Orchid Island Capital, Inc. (REIT)(x)	18,316	128,395
PennyMac Mortgage Investment Trust (REIT)(x)	14,194	174,018
Ready Capital Corp. (REIT)(x)	27,077	104,788
Redwood Trust, Inc. (REIT)	21,684	125,550
Rithm Property Trust, Inc. (REIT)	6,085	15,334
Seven Hills Realty Trust (REIT)	2,203	22,713
Sunrise Realty Trust, Inc. (REIT)	1,623	16,863
TPG RE Finance Trust, Inc. (REIT)	11,131	95,281
Two Harbors Investment Corp. (REIT)(x)	8,266	81,585

		3,648,276

Total Financials		68,686,109

Health Care (4.8%)
Biotechnology (2.4%)
4D Molecular Therapeutics, Inc.(x)*	6,335	55,051
89bio, Inc.*	13,288	195,334
Abeona Therapeutics, Inc.*	1,005	5,306
Absci Corp.(x)*	3,276	9,959
Agios Pharmaceuticals, Inc.*	8,833	354,557
Akebia Therapeutics, Inc.(x)*	34,049	92,954
Aldeyra Therapeutics, Inc.*	2,162	11,286
Alector, Inc.*	11,039	32,675
Alkermes plc*	6,285	188,550
Allogene Therapeutics, Inc.*	23,989	29,746
Anika Therapeutics, Inc.*	1,919	18,039
Annexon, Inc.*	15,735	47,992
Arbutus Biopharma Corp.(x)*	1,625	7,377
Arcturus Therapeutics Holdings, Inc.*	2,488	45,854
Arcus Biosciences, Inc.*	2,905	39,508
Astria Therapeutics, Inc.*	5,634	41,016
aTyr Pharma, Inc.(x)*	1,109	800
Aura Biosciences, Inc.(x)*	4,547	28,100
Avidity Biosciences, Inc.*	1,271	55,377
Bicara Therapeutics, Inc.(x)*	5,119	80,829
Candel Therapeutics, Inc.(x)*	1,214	6,191
Cardiff Oncology, Inc.(x)*	5,879	12,111
Cartesian Therapeutics, Inc.(x)*	1,175	12,008
Celcuity, Inc.*	220	10,868
Celldex Therapeutics, Inc.*	10,147	262,503
Cidara Therapeutics, Inc.*	2,414	231,165
Cogent Biosciences, Inc.*	987	14,173
Coherus Oncology, Inc.(x)*	11,956	19,608
Compass Therapeutics, Inc.*	7,611	26,638
CRISPR Therapeutics AG(x)*	12,948	839,160
Cullinan Therapeutics, Inc.*	8,099	48,027
Cytokinetics, Inc.*	16,266	893,979
Day One Biopharmaceuticals, Inc.*	10,822	76,295
Denali Therapeutics, Inc.*	19,334	280,730
Design Therapeutics, Inc.(x)*	3,777	28,441
Dianthus Therapeutics, Inc.*	2,331	91,725
Dyne Therapeutics, Inc.*	11,507	145,564
Editas Medicine, Inc.*	13,120	45,526
Eledon Pharmaceuticals, Inc.(x)*	8,452	21,891
Emergent BioSolutions, Inc.*	8,627	76,090
Enanta Pharmaceuticals, Inc.*	3,132	37,490
Entrada Therapeutics, Inc.*	4,555	26,419
Erasca, Inc.(x)*	29,049	63,327
Fate Therapeutics, Inc.*	17,774	22,395
Fennec Pharmaceuticals, Inc.*	2,612	24,448
Foghorn Therapeutics, Inc.*	1,449	7,086
GRAIL, Inc.*	4,947	292,516
Heron Therapeutics, Inc.(x)*	21,678	27,314
Humacyte, Inc.(x)*	15,208	26,462
Ideaya Biosciences, Inc.*	12,461	339,064
ImmunityBio, Inc.(x)*	6,800	16,728
Inhibikase Therapeutics, Inc.*	8,942	14,486
Inhibrx Biosciences, Inc.*	1,425	47,994
Intellia Therapeutics, Inc.*	15,435	266,562
Iovance Biotherapeutics, Inc.(x)*	40,893	88,738
Ironwood Pharmaceuticals, Inc., Class A*	4,808	6,298
Jade Biosciences, Inc.(x)	5,287	45,627
Janux Therapeutics, Inc.*	4,274	104,457
Keros Therapeutics, Inc.*	5,408	85,555
Kodiak Sciences, Inc.*	4,895	80,131
Korro Bio, Inc.*	1,129	54,068
Kura Oncology, Inc.*	12,584	111,368
Larimar Therapeutics, Inc.*	6,605	21,334
Lexeo Therapeutics, Inc.*	3,684	24,462
MeiraGTx Holdings plc(x)*	1,774	14,600
Metsera, Inc.(x)*	3,640	190,481
Monte Rosa Therapeutics, Inc.(x)*	7,558	56,005
Myriad Genetics, Inc.*	14,599	105,551
Neurogene, Inc.(x)*	1,552	26,896
Nkarta, Inc.*	7,802	16,150
Novavax, Inc.(x)*	4,420	38,321
Nurix Therapeutics, Inc.*	11,487	106,140
Olema Pharmaceuticals, Inc.(x)*	9,469	92,702
ORIC Pharmaceuticals, Inc.(x)*	6,350	76,200
Oruka Therapeutics, Inc.(x)*	4,410	84,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palvella Therapeutics, Inc.(x)*	86	$5,391
Perspective Therapeutics, Inc.(x)*	9,361	32,108
Praxis Precision Medicines, Inc.*	2,620	138,860
Precigen, Inc.*	1,216	4,001
Prime Medicine, Inc.(x)*	11,260	62,380
Protara Therapeutics, Inc.(x)*	4,884	21,245
Prothena Corp. plc*	5,651	55,154
PTC Therapeutics, Inc.*	2,342	143,729
Puma Biotechnology, Inc.*	6,702	35,588
REGENXBIO, Inc.*	7,624	73,572
Relay Therapeutics, Inc.*	21,589	112,695
Replimune Group, Inc.(x)*	10,662	44,674
Rezolute, Inc.*	1,388	13,047
Rocket Pharmaceuticals, Inc.*	11,330	36,936
Sana Biotechnology, Inc.(x)*	18,860	66,953
Scholar Rock Holding Corp.*	1,073	39,959
Solid Biosciences, Inc.*	8,993	55,487
Spyre Therapeutics, Inc.*	2,717	45,537
Syndax Pharmaceuticals, Inc.*	910	14,000
Tango Therapeutics, Inc.(x)*	11,067	92,963
Tectonic Therapeutic, Inc.(x)*	1,430	22,437
Tevogen Bio Holdings, Inc.(x)*	2,420	1,900
Tonix Pharmaceuticals Holding Corp.*	1,214	29,330
Tourmaline Bio, Inc.*	2,733	130,719
Travere Therapeutics, Inc.*	982	23,470
TriSalus Life Sciences, Inc.*	1,769	8,226
Tyra Biosciences, Inc.(x)*	3,788	52,994
Upstream Bio, Inc.(x)*	5,085	95,649
UroGen Pharma Ltd.(x)*	1,133	22,603
Vanda Pharmaceuticals, Inc.*	8,709	43,458
Vaxcyte, Inc.*	17,912	645,190
Verastem, Inc.*	3,215	28,388
Vir Biotechnology, Inc.(x)*	14,650	83,651
Viridian Therapeutics, Inc.*	2,396	51,706
Voyager Therapeutics, Inc.*	7,663	35,786
Xencor, Inc.*	11,275	132,256
XOMA Royalty Corp.*	466	17,960
Zenas Biopharma, Inc.(x)*	2,509	55,700

		9,700,884

Health Care Equipment & Supplies (0.7%)
AngioDynamics, Inc.*	4,948	55,269
Artivion, Inc.*	1,170	49,538
Avanos Medical, Inc.*	6,275	72,539
Beta Bionics, Inc.(x)*	676	13,432
Carlsmed, Inc.(x)*	413	5,530
CONMED Corp.	4,843	227,766
Embecta Corp.	8,344	117,734
Enovis Corp.*	8,972	272,210
ICU Medical, Inc.(x)*	937	112,403
Inogen, Inc.*	3,903	31,888
Integra LifeSciences Holdings Corp.*	10,460	149,892
Kestra Medical Technologies Ltd.(x)*	334	7,936
LivaNova plc*	8,539	447,273
Lucid Diagnostics, Inc.(x)*	5,053	5,104
Merit Medical Systems, Inc.*	640	53,267
Neogen Corp.(x)*	33,996	194,117
Omnicell, Inc.*	7,273	221,463
OraSure Technologies, Inc.*	12,421	39,871
Orthofix Medical, Inc.*	6,103	89,348
OrthoPediatrics Corp.*	2,134	39,543
Outset Medical, Inc.(x)*	1,706	24,089
QuidelOrtho Corp.*	5,981	176,140
Semler Scientific, Inc.(x)*	1,536	46,080
STAAR Surgical Co.*	1,140	30,632
Tactile Systems Technology, Inc.*	3,841	53,159
Utah Medical Products, Inc.	385	24,243
Varex Imaging Corp.*	6,615	82,026
Zimvie, Inc.*	4,502	85,268

		2,727,760

Health Care Providers & Services (0.7%)
AdaptHealth Corp., Class A*	15,725	140,739
Addus HomeCare Corp.*	1,442	170,142
AirSculpt Technologies, Inc.(x)*	1,145	9,183
AMN Healthcare Services, Inc.*	5,890	114,030
Ardent Health, Inc.*	3,435	45,514
Aveanna Healthcare Holdings, Inc.*	1,661	14,733
Brookdale Senior Living, Inc.*	4,201	35,582
Castle Biosciences, Inc.*	4,555	103,717
Community Health Systems, Inc.*	8,685	27,879
Concentra Group Holdings Parent, Inc.	1,193	24,970
Cross Country Healthcare, Inc.*	4,810	68,302
DocGo, Inc.*	14,730	20,033
Enhabit, Inc.*	7,880	63,119
Fulgent Genetics, Inc.*	3,371	76,185
Innovage Holding Corp.*	1,749	9,025
LifeStance Health Group, Inc.*	9,694	53,317
Nano-X Imaging Ltd.(x)*	7,749	28,671
National HealthCare Corp.	1,977	240,225
NeoGenomics, Inc.*	18,211	140,589
Omada Health, Inc.(x)*	485	10,723
OPKO Health, Inc.(x)*	62,261	96,505
Owens & Minor, Inc.*	12,110	58,128
PACS Group, Inc.*	483	6,632
Pediatrix Medical Group, Inc.*	13,363	223,830
Performant Healthcare, Inc.(x)*	2,507	19,379
Premier, Inc., Class A	12,908	358,842
RadNet, Inc.*	2,016	153,639
SBC Medical Group Holdings, Inc.(x)*	1,379	5,985
Select Medical Holdings Corp.	17,442	223,955
Sonida Senior Living, Inc.*	314	8,704
Surgery Partners, Inc.*	12,009	259,875
US Physical Therapy, Inc.	895	76,030

		2,888,182

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	6,049	24,559
Evolent Health, Inc., Class A*	12,137	102,679
Health Catalyst, Inc.*	10,673	30,418
HealthStream, Inc.	2,299	64,924
LifeMD, Inc.(x)*	2,005	13,614
Teladoc Health, Inc.(x)*	22,143	171,165
Waystar Holding Corp.*	2,633	99,843

		507,202

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	12,670	148,112
Azenta, Inc.*	6,267	179,988
Codexis, Inc.*	3,238	7,901
CryoPort, Inc.*	6,206	58,833
Cytek Biosciences, Inc.*	18,930	65,687
Fortrea Holdings, Inc.*	14,040	118,217
Ginkgo Bioworks Holdings, Inc., Class A*	5,826	84,943
Lifecore Biomedical, Inc.(x)*	1,428	10,510
Maravai LifeSciences Holdings, Inc., Class A*	16,826	48,291
MaxCyte, Inc.*	17,325	27,373
OmniAb, Inc.*	13,791	22,066
Pacific Biosciences of California, Inc.(x)*	44,167	56,534
Personalis, Inc.*	7,986	52,069
Quanterix Corp.*	5,844	31,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Quantum-Si, Inc.(x)*	22,900	$32,289
Standard BioTools, Inc.*	48,531	63,090

		1,007,636

Pharmaceuticals (0.7%)
Aardvark Therapeutics, Inc.*	374	4,970
Aclaris Therapeutics, Inc.*	13,682	25,996
Alumis, Inc.(x)*	7,795	31,102
Amneal Pharmaceuticals, Inc.*	3,250	32,532
Amphastar Pharmaceuticals, Inc.*	5,303	141,325
Amylyx Pharmaceuticals, Inc.*	2,439	33,146
Aquestive Therapeutics, Inc.(x)*	9,120	50,981
Arvinas, Inc.*	9,458	80,582
Atea Pharmaceuticals, Inc.*	11,265	32,668
BioAge Labs, Inc.(x)*	3,682	21,650
Biote Corp., Class A(x)*	2,864	8,592
Esperion Therapeutics, Inc.(x)*	20,136	53,360
EyePoint Pharmaceuticals, Inc.*	9,163	130,481
Fulcrum Therapeutics, Inc.*	6,152	56,598
Indivior plc*	2,875	69,316
Innoviva, Inc.*	991	18,086
Ligand Pharmaceuticals, Inc.*	2,643	468,181
Maze Therapeutics, Inc.(x)*	2,758	71,515
MBX Biosciences, Inc.*	2,657	46,498
Mind Medicine MindMed, Inc.(x)*	8,231	97,043
Nuvation Bio, Inc.(x)*	36,679	135,712
Omeros Corp.(x)*	1,485	6,089
Pacira BioSciences, Inc.*	6,554	168,897
Phathom Pharmaceuticals, Inc.(x)*	4,920	57,908
Prestige Consumer Healthcare, Inc.*	6,312	393,869
Rapport Therapeutics, Inc.*	2,748	81,616
Septerna, Inc.(x)*	3,392	63,804
SIGA Technologies, Inc.	1,057	9,672
Supernus Pharmaceuticals, Inc.*	7,718	368,843
Terns Pharmaceuticals, Inc.*	11,213	84,210
Theravance Biopharma, Inc.*	1,397	20,396
Third Harmonic Bio, Inc.(r)*	4,365	—
Tvardi Therapeutics, Inc.(x)*	645	25,136
WaVe Life Sciences Ltd.*	2,202	16,119

		2,906,893

Total Health Care		19,738,557

Industrials (15.5%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,202	376,793
AerSale Corp.*	5,042	41,294
Astronics Corp.*	457	20,844
Ducommun, Inc.*	2,151	206,776
Intuitive Machines, Inc.(x)*	16,038	168,720
Mercury Systems, Inc.*	6,297	487,388
National Presto Industries, Inc.	793	88,935
Park Aerospace Corp.	1,489	30,286
Satellogic, Inc., Class A(x)*	2,215	7,265
V2X, Inc.*	2,783	161,664
Voyager Technologies, Inc., Class A(x)*	525	15,635
VSE Corp.	462	76,803

		1,682,403

Air Freight & Logistics (0.1%)
Forward Air Corp.(x)*	2,046	52,459
Hub Group, Inc., Class A	9,413	324,184
Radiant Logistics, Inc.*	4,987	29,423

		406,066

Building Products (0.7%)
American Woodmark Corp.*	2,256	150,610
Apogee Enterprises, Inc.	3,251	141,646
Gibraltar Industries, Inc.*	4,671	293,339
Insteel Industries, Inc.	1,382	52,986
Janus International Group, Inc.*	13,257	130,847
JELD-WEN Holding, Inc.*	13,575	66,653
Masterbrand, Inc.*	19,955	262,807
Quanex Building Products Corp.	7,159	101,801
Resideo Technologies, Inc.*	21,695	936,790
UFP Industries, Inc.	8,989	840,382

		2,977,861

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	9,694	447,087
ACCO Brands Corp.	14,278	56,969
Acme United Corp.(x)	508	20,919
BrightView Holdings, Inc.*	11,008	147,507
Cimpress plc*	1,901	119,839
Civeo Corp.(x)	176,400	4,057,200
CoreCivic, Inc.*	14,325	291,514
Deluxe Corp.	7,132	138,075
Ennis, Inc.	3,747	68,495
Enviri Corp.*	11,917	151,227
Healthcare Services Group, Inc.*	6,492	109,260
HNI Corp.	3,060	143,361
Interface, Inc., Class A	8,036	232,562
MillerKnoll, Inc.	10,759	190,865
Mobile Infrastructure Corp., Class A*	2,196	7,730
Montrose Environmental Group, Inc.*	5,013	137,657
NL Industries, Inc.	1,271	7,817
OPENLANE, Inc.*	70,723	2,035,408
Perma-Fix Environmental Services, Inc.(x)*	2,322	23,452
Pitney Bowes, Inc.(x)	13,316	151,936
Quad/Graphics, Inc.	1,973	12,351
RB Global, Inc.	30,600	3,315,816
Steelcase, Inc., Class A	13,160	226,352
UniFirst Corp.	2,366	395,572
Vestis Corp.	18,509	83,846
Virco Mfg. Corp.(x)	1,770	13,717

		12,586,534

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	4,969	166,859
Arcosa, Inc.	5,471	512,687
Bowman Consulting Group Ltd., Class A*	57	2,415
Concrete Pumping Holdings, Inc.	3,274	23,082
Fluor Corp.*	25,761	1,083,765
Granite Construction, Inc.(x)	996	109,211
Great Lakes Dredge & Dock Corp.*	10,738	128,749
Matrix Service Co.*	3,471	45,401
NWPX Infrastructure, Inc.*	1,539	81,459
Orion Group Holdings, Inc.*	5,048	41,999
Primoris Services Corp.	586	80,475
Southland Holdings, Inc.*	1,774	7,611
Tutor Perini Corp.*	6,992	458,605

		2,742,318

Electrical Equipment (0.7%)
Allient, Inc.	2,195	98,226
Array Technologies, Inc.(x)*	18,526	150,987
Atkore, Inc.	5,277	331,079
Complete Solaria, Inc.(x)*	7,305	12,857
EnerSys	5,703	644,211
Fluence Energy, Inc., Class A(x)*	2,300	24,840
Hyliion Holdings Corp.*	18,673	36,786
LSI Industries, Inc.	932	22,004
NANO Nuclear Energy, Inc.(x)*	288	11,105
Net Power, Inc.(x)*	5,646	16,994
NEXTracker, Inc., Class A*	4,614	341,390
Plug Power, Inc.(x)*	169,933	395,944
Power Solutions International, Inc.*	91	8,938
Preformed Line Products Co.	361	70,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shoals Technologies Group, Inc.,
Class A*	22,606	$167,510
Sunrun, Inc.*	32,885	568,582
T1 Energy, Inc.(x)*	16,510	35,992
Thermon Group Holdings, Inc.*	4,416	117,996

		3,056,251

Ground Transportation (0.3%)
ArcBest Corp.	3,590	250,833
Covenant Logistics Group, Inc., Class A	2,218	48,042
Heartland Express, Inc.	6,804	57,018
Marten Transport Ltd.	8,990	95,833
PAMT Corp.*	966	11,013
Proficient Auto Logistics, Inc.(x)*	3,593	24,756
RXO, Inc.*	23,942	368,228
Universal Logistics Holdings, Inc.(x)	1,121	26,276
Werner Enterprises, Inc.	7,620	200,558

		1,082,557

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,392	80,204

Machinery (3.0%)
3D Systems Corp.(x)*	20,952	60,761
Aebi Schmidt Holding AG	5,314	66,265
AirJoule Technologies Corp.*	3,383	15,866
Alamo Group, Inc.	1,121	213,999
Albany International Corp., Class A	3,242	172,799
Astec Industries, Inc.	3,661	176,204
Atmus Filtration Technologies, Inc.	1,251	56,408
Columbus McKinnon Corp.	4,369	62,651
Douglas Dynamics, Inc.	480	15,005
Eastern Co. (The)	888	20,832
Enpro, Inc.	2,890	653,140
Gencor Industries, Inc.*	1,552	22,706
Greenbrier Cos., Inc. (The)	4,737	218,707
Helios Technologies, Inc.	5,176	269,825
Hillenbrand, Inc.	11,025	298,116
Hillman Solutions Corp.*	31,032	284,874
Hyster-Yale, Inc.	1,761	64,910
JBT Marel Corp.	4,245	596,210
Kennametal, Inc.	11,869	248,418
L B Foster Co., Class A*	1,618	43,605
Luxfer Holdings plc	4,062	56,462
Manitowoc Co., Inc. (The)*	5,564	55,696
Mayville Engineering Co., Inc.*	2,080	28,621
Microvast Holdings, Inc.(x)*	11,454	44,098
Miller Industries, Inc.	1,773	71,665
Oshkosh Corp.	54,000	7,003,800
Palladyne AI Corp.(x)*	4,075	35,004
Park-Ohio Holdings Corp.	1,583	33,623
Proto Labs, Inc.*	3,693	184,761
Standex International Corp.	353	74,801
Tennant Co.	2,902	235,236
Terex Corp.(x)	10,150	520,695
Titan International, Inc.*	7,884	59,603
Trinity Industries, Inc.	6,770	189,831
Wabash National Corp.	6,261	61,796
Worthington Enterprises, Inc.	3,351	185,947

		12,402,940

Marine Transportation (2.8%)
Clarkson plc	104,600	5,162,829
Costamare Bulkers Holdings Ltd.*	1,251	17,977
Costamare, Inc.	7,182	85,538
Genco Shipping & Trading Ltd.	5,335	94,963
Himalaya Shipping Ltd.(x)	4,631	38,113
Matson, Inc.	5,112	503,992
Pangaea Logistics Solutions Ltd.	4,576	23,246
Safe Bulkers, Inc.	8,414	37,358
Stolt-Nielsen Ltd.	168,400	5,796,394

		11,760,410

Passenger Airlines (0.3%)
Allegiant Travel Co.*	1,848	112,303
Frontier Group Holdings, Inc.*	4,485	19,801
JetBlue Airways Corp.(x)*	51,982	255,751
SkyWest, Inc.*	6,375	641,453
Strata Critical Medical, Inc.*	10,678	54,031
Sun Country Airlines Holdings, Inc.*	3,603	42,551

		1,125,890

Professional Services (2.6%)
Acuren Corp.*	20,359	270,978
Alight, Inc., Class A	67,369	219,623
Asure Software, Inc.*	4,046	33,177
Booz Allen Hamilton Holding Corp.	6,400	639,680
CACI International, Inc., Class A*	12,000	5,985,360
Conduent, Inc.*	23,975	67,130
CSG Systems International, Inc.	519	33,413
First Advantage Corp.(x)*	3,988	61,375
Forrester Research, Inc.*	1,719	18,221
Franklin Covey Co.*	256	4,969
Heidrick & Struggles International, Inc.	3,191	158,816
HireQuest, Inc.	583	5,608
ICF International, Inc.	2,877	266,986
Kelly Services, Inc., Class A	4,995	65,534
Kforce, Inc.	404	12,112
Korn Ferry	4,420	309,312
Mistras Group, Inc.*	2,501	24,610
Resolute Holdings Management, Inc.*	395	28,499
Resources Connection, Inc.	5,355	27,043
Science Applications International Corp.	24,000	2,384,880
Skillsoft Corp.(x)*	631	8,216
TrueBlue, Inc.*	4,481	27,469
TTEC Holdings, Inc.*	3,415	11,474
Willdan Group, Inc.*	724	70,004

		10,734,489

Trading Companies & Distributors (0.7%)
Alta Equipment Group, Inc.	2,788	20,185
BlueLinx Holdings, Inc.*	1,204	87,988
Boise Cascade Co.	5,926	458,198
Custom Truck One Source, Inc.(x)*	9,433	60,560
Distribution Solutions Group, Inc.*	203	6,106
DNOW, Inc.*	16,353	249,383
EVI Industries, Inc.	750	23,708
GATX Corp.	5,201	909,135
Hudson Technologies, Inc.*	5,839	57,981
McGrath RentCorp	929	108,972
MRC Global, Inc.*	13,239	190,906
NPK International, Inc.*	12,347	139,645
Rush Enterprises, Inc., Class A	4,471	239,065
Rush Enterprises, Inc., Class B	684	39,275
Titan Machinery, Inc.*	3,168	53,032
Transcat, Inc.*	719	52,631
Willis Lease Finance Corp.	407	55,796

		2,752,566

Transportation Infrastructure (0.1%)
Braemar plc(x)	127,200	410,571

Total Industrials		63,801,060

Information Technology (4.2%)
Communications Equipment (0.4%)
Applied Optoelectronics, Inc.(x)*	1,809	46,907
Aviat Networks, Inc.*	1,958	44,897
Clearfield, Inc.(x)*	1,105	37,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CommScope Holding Co., Inc.*	12,885	$199,460
Digi International, Inc.*	5,726	208,770
Harmonic, Inc.*	13,005	132,391
Inseego Corp.(x)*	1,536	22,994
NETGEAR, Inc.*	4,362	141,285
NetScout Systems, Inc.*	11,003	284,207
Ribbon Communications, Inc.*	15,289	58,098
Viasat, Inc.*	18,425	539,853

		1,716,852

Electronic Equipment, Instruments & Components (1.2%)
908 Devices, Inc.(x)*	1,190	10,424
Bel Fuse, Inc., Class A	262	30,484
Bel Fuse, Inc., Class B	1,631	230,003
Benchmark Electronics, Inc.	5,603	215,996
CTS Corp.	3,849	153,729
Daktronics, Inc.*	5,033	105,290
ePlus, Inc.	4,165	295,757
Insight Enterprises, Inc.*	2,992	339,323
Itron, Inc.*	3,677	458,007
Kimball Electronics, Inc.*	3,764	112,393
Knowles Corp.*	12,390	288,811
Methode Electronics, Inc.	5,658	42,718
MicroVision, Inc.(x)*	14,267	17,691
Neonode, Inc.*	272	949
nLight, Inc.*	7,058	209,129
PAR Technology Corp.(x)*	2,559	101,285
PC Connection, Inc.	1,760	109,102
Plexus Corp.*	294	42,539
Powerfleet, Inc.(x)*	19,914	104,349
Richardson Electronics Ltd.(x)	1,820	17,818
Rogers Corp.*	2,903	233,575
Sanmina Corp.*	4,555	524,326
ScanSource, Inc.*	3,353	147,499
TTM Technologies, Inc.*	15,843	912,557
Vishay Intertechnology, Inc.	19,021	291,021
Vishay Precision Group, Inc.*	1,961	62,850
Vuzix Corp.(x)*	744	2,329

		5,059,954

IT Services (0.3%)
Applied Digital Corp.*	8,092	185,630
ASGN, Inc.*	6,732	318,760
BigBear.ai Holdings, Inc.(x)*	34,742	226,518
CSP, Inc.(x)	161	1,860
Fastly, Inc., Class A*	21,482	183,671
Grid Dynamics Holdings, Inc.*	2,131	16,430
Hackett Group, Inc. (The)	264	5,019
Information Services Group, Inc.	4,166	23,955
Rackspace Technology, Inc.*	9,900	13,959
Tucows, Inc., Class A*	908	16,848
Unisys Corp.*	2,687	10,479

		1,003,129

Semiconductors & Semiconductor Equipment (0.8%)
ACM Research, Inc., Class A*	7,938	310,614
Aehr Test Systems(x)*	880	26,497
Aeluma, Inc.(x)*	1,392	22,411
Alpha & Omega Semiconductor Ltd.*	4,004	111,952
Ambiq Micro, Inc.*	217	6,493
Axcelis Technologies, Inc.*	4,685	457,443
Blaize Holdings, Inc.(x)*	3,527	12,168
CEVA, Inc.*	357	9,428
Cohu, Inc.*	7,081	143,957
Diodes, Inc.*	7,196	382,899
FormFactor, Inc.*	2,978	108,459
Ichor Holdings Ltd.*	5,477	95,957
indie Semiconductor, Inc., Class A(x)*	19,245	78,327
Kulicke & Soffa Industries, Inc.	3,351	136,185
MaxLinear, Inc., Class A*	11,118	178,777
Navitas Semiconductor Corp., Class A(x)*	18,033	130,198
Penguin Solutions, Inc.(x)*	8,220	216,022
Photronics, Inc.*	9,225	211,714
Synaptics, Inc.*	5,491	375,255
Ultra Clean Holdings, Inc.*	6,509	177,370
Veeco Instruments, Inc.*	8,962	272,714

		3,464,840

Software (1.4%)
8x8, Inc.*	20,303	43,042
A10 Networks, Inc.	1,758	31,908
Adeia, Inc.	2,251	37,817
Airship AI Holdings, Inc.(x)*	1,094	5,656
Arteris, Inc.*	3,985	40,248
Bit Digital, Inc.*	49,452	148,356
Blackbaud, Inc.*	1,209	77,751
Box, Inc., Class A*	4,893	157,897
Cerence, Inc.(x)*	4,346	54,151
Cipher Mining, Inc.(x)*	41,649	524,361
Cleanspark, Inc.(x)*	43,558	631,591
Consensus Cloud Solutions, Inc.*	2,972	87,288
Core Scientific, Inc.(x)*	7,494	134,442
CS Disco, Inc.*	1,847	11,932
Daily Journal Corp.(x)*	46	21,396
Digital Turbine, Inc.*	5,960	38,144
Domo, Inc., Class B(x)*	719	11,389
eGain Corp.*	918	7,996
Expensify, Inc., Class A*	4,229	7,824
Hut 8 Corp.*	14,813	515,641
I3 Verticals, Inc., Class A(x)*	3,326	107,962
MARA Holdings, Inc.(x)*	58,312	1,064,777
Mercurity Fintech Holding, Inc.(x)*	4,469	109,848
Mitek Systems, Inc.(x)*	5,607	54,780
N-able, Inc.*	11,469	89,458
NCR Voyix Corp.*	22,036	276,552
ON24, Inc.*	5,704	32,627
OneSpan, Inc.	5,129	81,500
Porch Group, Inc.*	2,519	42,269
Rimini Street, Inc.*	6,759	31,632
Riot Platforms, Inc.*	54,731	1,041,531
Silvaco Group, Inc.(x)*	1,618	8,753
Telos Corp.*	8,218	56,211
Terawulf, Inc.(x)*	2,511	28,676
Verint Systems, Inc.*	9,436	191,079
Xperi, Inc.*	7,540	48,859

		5,855,344

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A(x)*	909	18,925
Corsair Gaming, Inc.*	7,581	67,623
Diebold Nixdorf, Inc.*	247	14,086
Eastman Kodak Co.(x)*	10,578	67,805
Immersion Corp.	4,764	34,968
Turtle Beach Corp.(x)*	681	10,828
Xerox Holdings Corp.	19,342	72,726

		286,961

Total Information Technology		17,387,080

Materials (5.5%)
Chemicals (0.8%)
AdvanSix, Inc.	4,017	77,849
American Vanguard Corp.*	3,896	22,363
Arq, Inc.(x)*	5,337	38,213
Aspen Aerogels, Inc.*	10,622	73,929
Avient Corp.	14,377	473,722
Cabot Corp.	592	45,022
Core Molding Technologies, Inc.*	1,347	27,681
Ecovyst, Inc.(x)*	18,316	160,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Flotek Industries, Inc.(x)*	1,660	$24,236
HB Fuller Co.	8,553	507,022
Innospec, Inc.	3,703	285,723
Intrepid Potash, Inc.*	1,718	52,536
Koppers Holdings, Inc.	2,981	83,468
Kronos Worldwide, Inc.	3,453	19,820
LSB Industries, Inc.*	8,748	68,934
Mativ Holdings, Inc.	8,642	97,741
Minerals Technologies, Inc.	4,934	306,500
Orion SA	9,054	68,629
Perimeter Solutions, Inc.*	21,867	489,602
Quaker Chemical Corp.	2,182	287,479
Rayonier Advanced Materials, Inc.*	10,362	74,814
Stepan Co.	3,263	155,645
Trinseo plc(x)	5,096	11,976
Tronox Holdings plc	19,151	76,987
Valhi, Inc.	375	5,918

		3,536,257

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	16,969	67,706
Greif, Inc., Class A	4,005	239,339
Greif, Inc., Class B	701	43,188
Myers Industries, Inc.	5,068	85,852
O-I Glass, Inc.*	18,176	235,743
Ranpak Holdings Corp., Class A(x)*	7,588	42,645
TriMas Corp.	5,217	201,585

		916,058

Metals & Mining (4.4%)
Alpha Metallurgical Resources, Inc.*	1,288	211,348
American Battery Technology Co.*	5,176	25,155
Ascent Industries Co.*	1,090	14,039
Caledonia Mining Corp. plc	2,651	95,993
Coeur Mining, Inc.*	50,304	943,703
Commercial Metals Co.	17,772	1,017,980
Compass Minerals International, Inc.(x)*	1,360	26,112
Constellium SE*	14,129	210,240
Critical Metals Corp.(x)*	2,775	17,260
Ferroglobe plc(x)	19,496	88,707
Friedman Industries, Inc.(x)	990	21,676
Hecla Mining Co.	71,920	870,232
Ivanhoe Electric, Inc.*	1,889	23,707
Kaiser Aluminum Corp.	1,169	90,200
MAC Copper Ltd.*	9,565	116,789
Materion Corp.	2,617	316,160
Mesabi Trust	170,184	4,981,286
Metallus, Inc.*	5,565	91,989
Novagold Resources, Inc.*	2,992	26,330
Olympic Steel, Inc.	1,639	49,908
Ryerson Holding Corp.	4,405	100,698
Sandstorm Gold Ltd.	549,600	6,880,992
SSR Mining, Inc.(x)*	32,012	781,733
SunCoke Energy, Inc.	13,619	111,131
Tredegar Corp.*	4,338	34,834
Warrior Met Coal, Inc.	8,182	520,702
Wheaton Precious Metals Corp.*	2,000	223,680
Worthington Steel, Inc.	5,129	155,870

		18,048,454

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,592	53,810
Magnera Corp.*	5,311	62,245
Sylvamo Corp.	3,927	173,652

		289,707

Total Materials		22,790,476

Real Estate (10.1%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,408	207,511
Alpine Income Property Trust, Inc. (REIT)	2,212	31,344
American Assets Trust, Inc. (REIT)	8,155	165,710
Armada Hoffler Properties, Inc. (REIT)	13,057	91,530
Broadstone Net Lease, Inc. (REIT)	30,160	538,959
CTO Realty Growth, Inc. (REIT)	4,795	78,158
Essential Properties Realty Trust, Inc. (REIT)	31,311	931,815
Gladstone Commercial Corp. (REIT)	6,110	75,275
Global Net Lease, Inc. (REIT)(x)	31,421	255,453
Modiv Industrial, Inc. (REIT), Class C(x)	1,500	21,960
NexPoint Diversified Real Estate Trust (REIT)	5,398	19,919
One Liberty Properties, Inc. (REIT)	2,941	65,055

		2,482,689

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	16,300	684,763
CareTrust REIT, Inc. (REIT)	30,223	1,048,134
Community Healthcare Trust, Inc. (REIT)	4,363	66,754
Diversified Healthcare Trust (REIT)	35,701	157,441
Global Medical REIT, Inc. (REIT)(x)	2,092	70,521
LTC Properties, Inc. (REIT)	7,166	264,139
National Health Investors, Inc. (REIT)	5,646	448,857
Sabra Health Care REIT, Inc. (REIT)	37,572	700,342
Sila Realty Trust, Inc. (REIT)	8,744	219,474
Universal Health Realty Income Trust (REIT)	326	12,770

		3,673,195

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	35,617	427,760
Braemar Hotels & Resorts, Inc. (REIT)(x)	9,731	26,566
Chatham Lodging Trust (REIT)	7,970	53,479
DiamondRock Hospitality Co. (REIT)	14,508	115,484
Pebblebrook Hotel Trust (REIT)(x)	18,813	214,280
RLJ Lodging Trust (REIT)(x)	23,771	171,151
Service Properties Trust (REIT)	25,102	68,026
Summit Hotel Properties, Inc. (REIT)	17,923	98,397
Sunstone Hotel Investors, Inc. (REIT)	28,009	262,444
Xenia Hotels & Resorts, Inc. (REIT)	13,447	184,493

		1,622,080

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	8,822	51,432
Innovative Industrial Properties, Inc. (REIT)	4,354	233,287
LXP Industrial Trust (REIT)	46,139	413,406
Plymouth Industrial REIT, Inc. (REIT)	6,463	144,319
Terreno Realty Corp. (REIT)	16,076	912,313

		1,754,757

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	27,836	116,076
City Office REIT, Inc. (REIT)	6,341	44,133
COPT Defense Properties (REIT)	18,028	523,894
Douglas Emmett, Inc. (REIT)	23,761	369,959
Easterly Government Properties, Inc. (REIT), Class A	6,522	149,549
Empire State Realty Trust, Inc. (REIT), Class A	21,920	167,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)	13,546	$21,674
Hudson Pacific Properties, Inc. (REIT)*	57,602	158,981
JBG SMITH Properties (REIT)	9,836	218,851
NET Lease Office Properties (REIT)	2,468	73,201
Paramount Group, Inc. (REIT)*	29,466	192,708
Peakstone Realty Trust (REIT)	5,639	73,984
Piedmont Realty Trust, Inc. (REIT)	20,099	180,891
Postal Realty Trust, Inc. (REIT), Class A	3,428	53,785
SL Green Realty Corp. (REIT)	11,285	674,956

		3,020,549

Real Estate Management & Development (5.2%)
American Realty Investors, Inc.(x)*	237	3,965
Anywhere Real Estate, Inc.*	16,680	176,641
Cushman & Wakefield plc*	23,222	369,694
Douglas Elliman, Inc.*	12,369	35,375
DREAM Unlimited Corp., Class A	195,600	2,892,435
Forestar Group, Inc.*	3,124	83,067
FRP Holdings, Inc.*	1,935	47,137
Howard Hughes Holdings, Inc.*	25,200	2,070,684
Kennedy-Wilson Holdings, Inc.	19,899	165,560
Landbridge Co. LLC, Class A	257,974	13,762,913
Logistic Properties of The Americas(x)*	420	1,957
Marcus & Millichap, Inc.	4,053	118,956
Newmark Group, Inc., Class A	24,450	455,992
RE/MAX Holdings, Inc., Class A*	3,332	31,421
RMR Group, Inc. (The), Class A	3,079	48,433
Seaport Entertainment Group, Inc.(x)*	5,060	115,975
Stratus Properties, Inc.*	1,120	23,699
Tejon Ranch Co.*	69,867	1,116,475
Transcontinental Realty Investors, Inc.*	327	15,085

		21,535,464

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	8,687	68,888
BRT Apartments Corp. (REIT)	1,862	29,159
Centerspace (REIT)	2,699	158,971
Clipper Realty, Inc. (REIT)	2,260	8,588
Elme Communities (REIT)	13,793	232,550
Equity LifeStyle Properties, Inc. (REIT)	9,100	552,370
Independence Realty Trust, Inc. (REIT)	37,057	607,364
NexPoint Residential Trust, Inc. (REIT)	2,357	75,942
Veris Residential, Inc. (REIT)	12,488	189,818

		1,923,650

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	20,760	418,314
CBL & Associates Properties, Inc. (REIT)	693	21,192
Curbline Properties Corp. (REIT)	15,363	342,595
FrontView REIT, Inc. (REIT)	2,754	37,757
Getty Realty Corp. (REIT)	8,366	224,460
InvenTrust Properties Corp. (REIT)	12,407	355,088
Kite Realty Group Trust (REIT)	34,811	776,285
Macerich Co. (The) (REIT)	40,010	728,182
NETSTREIT Corp. (REIT)(x)	10,968	198,082
Phillips Edison & Co., Inc. (REIT)	16,408	563,287
Saul Centers, Inc. (REIT)	164	5,227
SITE Centers Corp. (REIT)	8,175	73,657
Tanger, Inc. (REIT)	1,925	65,142
Urban Edge Properties (REIT)	20,299	415,520
Whitestone REIT (REIT)	7,493	92,014

		4,316,802

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	6,452	70,198
Four Corners Property Trust, Inc. (REIT)	15,640	381,616
Gladstone Land Corp. (REIT)(x)	5,419	49,638
PotlatchDeltic Corp. (REIT)	11,683	476,082
Safehold, Inc. (REIT)	8,719	135,058
Smartstop Self Storage REIT, Inc. (REIT)(x)	4,855	182,742

		1,295,334

Total Real Estate		41,624,520

Utilities (6.1%)
Electric Utilities (2.8%)
ALLETE, Inc.	9,148	607,427
Genie Energy Ltd., Class B	3,131	46,808
Hawaiian Electric Industries, Inc.*	641,763	7,085,064
MGE Energy, Inc.	2,775	233,600
Oklo, Inc., Class A(x)*	13,069	1,458,892
Otter Tail Corp.	5,678	465,426
Portland General Electric Co.	17,396	765,424
TXNM Energy, Inc.	15,304	865,441

		11,528,082

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A(x)	18,869	775,893
Chesapeake Utilities Corp.	2,379	320,427
New Jersey Resources Corp.	15,960	768,474
Northwest Natural Holding Co.	6,304	283,239
ONE Gas, Inc.	9,441	764,155
RGC Resources, Inc.	1,254	28,140
Rubis SCA	6,800	253,717
Southwest Gas Holdings, Inc.	10,205	799,460
Spire, Inc.	9,201	750,065

		4,743,570

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	384	7,515
Montauk Renewables, Inc.*	8,648	17,382
Ormat Technologies, Inc.	9,590	923,038

		947,935

Multi-Utilities (0.5%)
Avista Corp.	12,613	476,897
Black Hills Corp.	11,447	705,021
Northwestern Energy Group, Inc.	9,719	569,631
Unitil Corp.	2,412	115,438

		1,866,987

Water Utilities (1.5%)
American States Water Co.	2,043	149,793
California Water Service Group	9,350	429,071
Consolidated Water Co. Ltd.	1,576	55,601
H2O America	4,951	241,114
Middlesex Water Co.	2,307	124,855
Pure Cycle Corp.*	2,954	32,701
WaterBridge Infrastructure LLC, Class A*	198,065	4,995,199
York Water Co. (The)	1,679	51,075

		6,079,409

Total Utilities		25,165,983

Total Common Stocks (98.0%) (Cost $269,743,795)		403,673,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	$—
Chinook Therapeutics, Inc., CVR *	6,337	1,267
Icosavax, Inc., CVR *	3,924	1,177
Sanofi Aatd, Inc., CVR(r)*	1,653	803

		3,247

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	1,612	—

Total Rights (0.0%)† (Cost $1,715)		3,247

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	168	563

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.6%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	8,928,074	8,928,074
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	5,147,945	5,150,004

Total Investment Companies		15,078,078

Total Short-Term Investments (3.6%) (Cost $15,078,427)		15,078,078

Total Investments in Securities (101.6%) (Cost $284,823,937)		418,755,840

Other Assets Less Liabilities (-1.6%)		(6,793,971)

Net Assets (100%)		$411,961,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $211,121 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $29,711,936. This was collateralized by $20,285,617 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $9,928,074 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	47,400	2,055,570	—	(454,678)	74,210	(85,780)	1,589,322	5,440	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	9	12/2025	USD	1,104,975	7,259

					7,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,057,130	$648,253	$—		$13,705,383
Consumer Discretionary	63,393,895	—	—		63,393,895
Consumer Staples	10,644,787	—	—		10,644,787
Energy	56,736,102	—	—		56,736,102
Financials	68,686,109	—	—	(a)	68,686,109
Health Care	19,738,557	—	—	(a)	19,738,557
Industrials	52,431,266	11,369,794	—		63,801,060
Information Technology	17,387,080	—	—		17,387,080
Materials	22,790,476	—	—		22,790,476
Real Estate	41,624,520	—	—		41,624,520
Utilities	24,912,266	253,717	—		25,165,983
Futures	7,259	—	—		7,259
Rights
Health Care	—	2,444	803		3,247
Short-Term Investments
Investment Companies	15,078,078	—	—		15,078,078
Warrants
Health Care	—	563	—		563

Total Assets	$406,487,525	$12,274,771	$803		$418,763,099

Total Liabilities	$—	$—	$—		$–

Total	$406,487,525	$12,274,771	$803		$418,763,099

(a) Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,180,806
Aggregate gross unrealized depreciation	(37,180,094)

Net unrealized appreciation	$131,000,712

Federal income tax cost of investments in securities and derivative instruments, if applicable	$287,762,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	29,767	$840,620
Deutsche Telekom AG (Registered)	19,166	652,779
Koninklijke KPN NV	187,684	900,572
NTT, Inc.	582,500	609,344
Singapore Telecommunications Ltd.	263,000	842,040
Swisscom AG (Registered)	532	385,943
Telstra Group Ltd.	184,009	586,877
Verizon Communications, Inc.	42,552	1,870,160

		6,688,335

Entertainment (0.4%)
Electronic Arts, Inc.	7,410	1,494,597

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	47,425	11,529,018
Meta Platforms, Inc., Class A	6,950	5,103,941

		16,632,959

Media (0.4%)
Comcast Corp., Class A	40,486	1,272,070

Wireless Telecommunication Services (0.8%)
KDDI Corp.	40,800	651,238
SoftBank Corp.	707,000	1,040,768
T-Mobile US, Inc.	5,964	1,427,662
		3,119,668

Total Communication Services		29,207,629

Consumer Discretionary (9.9%)
Automobile Components (0.2%)
Bridgestone Corp.	17,400	805,729

Automobiles (1.0%)
Tesla, Inc.*	8,700	3,869,064

Broadline Retail (2.8%)
Amazon.com, Inc.*	31,863	6,996,159
Dollarama, Inc.	14,022	1,849,247
eBay, Inc.	4,681	425,737
Wesfarmers Ltd.	22,284	1,356,865

		10,628,008

Hotels, Restaurants & Leisure (2.8%)
Aristocrat Leisure Ltd.	17,514	810,999
Booking Holdings, Inc.	311	1,679,173
Chipotle Mexican Grill, Inc.*	15,000	587,850
Darden Restaurants, Inc.	3,397	646,653
Lottery Corp. Ltd. (The)	175,394	682,422
McDonald’s Corp.	13,778	4,186,996
Oriental Land Co. Ltd.(x)	16,700	402,806
Restaurant Brands International, Inc.	6,100	391,326
Yum! Brands, Inc.	7,917	1,203,384

		10,591,609

Household Durables (0.1%)
Garmin Ltd.	2,062	507,706

Specialty Retail (2.8%)
Fast Retailing Co. Ltd.	1,400	426,385
Home Depot, Inc. (The)	5,700	2,309,583
Lowe’s Cos., Inc.	6,600	1,658,646
O’Reilly Automotive, Inc.*	17,802	1,919,234
Ross Stores, Inc.	2,774	422,730
TJX Cos., Inc. (The)	21,822	3,154,152
Tractor Supply Co.	8,000	454,960

		10,345,690

Textiles, Apparel & Luxury Goods (0.2%)
adidas AG	2,710	570,792

Total Consumer Discretionary		37,318,598

Consumer Staples (9.9%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV	7,741	461,687
Coca-Cola Co. (The)	42,234	2,800,959
Diageo plc	33,069	789,645
Keurig Dr Pepper, Inc.	28,287	721,601
Monster Beverage Corp.*	8,200	551,942
PepsiCo, Inc.	29,253	4,108,291

		9,434,125

Consumer Staples Distribution & Retail (3.0%)
Coles Group Ltd.	35,880	552,946
Costco Wholesale Corp.	4,930	4,563,356
Empire Co. Ltd., Class A	17,221	618,085
George Weston Ltd.	10,500	640,472
Kroger Co. (The)	8,100	546,021
Loblaw Cos. Ltd.	18,800	727,171
Metro, Inc., Class A	7,900	530,584
Sysco Corp.	5,721	471,067
Tesco plc	105,597	632,688
Walmart, Inc.	13,903	1,432,843
Woolworths Group Ltd.	24,133	426,367

		11,141,600

Food Products (1.3%)
Chocoladefabriken Lindt &
Spruengli AG	32	488,813
Danone SA	9,011	784,566
Hershey Co. (The)	4,900	916,545
Mondelez International, Inc., Class A	16,235	1,014,200
Nestle SA (Registered)	9,940	912,400
Orkla ASA	62,988	657,680

		4,774,204

Household Products (2.2%)
Church & Dwight Co., Inc.	8,122	711,731
Colgate-Palmolive Co.	30,113	2,407,233
Henkel AG & Co. KGaA (Preference)(q)	11,807	952,320
Kimberly-Clark Corp.	10,800	1,342,872
Procter & Gamble Co. (The)	20,043	3,079,607

		8,493,763

Personal Care Products (0.9%)
Kao Corp.	22,500	981,489
L’Oreal SA	2,805	1,213,548
Unilever plc (Cboe Europe)	8,484	503,610
Unilever plc (London Stock Exchange)	10,307	609,923

		3,308,570

Total Consumer Staples		37,152,262

Energy (0.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,330	454,557

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	2,843	668,048
Equinor ASA	34,266	835,744

		1,503,792

Total Energy		1,958,349

Financials (20.8%)
Banks (4.5%)
Bank of Montreal	4,363	568,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Nova Scotia (The)(x)	24,858	$1,607,366
Canadian Imperial Bank of Commerce(x)	18,890	1,509,490
DBS Group Holdings Ltd.	33,660	1,334,710
DNB Bank ASA	29,838	811,762
Intesa Sanpaolo SpA	103,449	681,844
JPMorgan Chase & Co.	7,628	2,406,100
National Bank of Canada(x)	8,646	918,401
Nordea Bank Abp (Aquis Stock Exchange)	37,103	608,762
Nordea Bank Abp (Turquoise Stock Exchange)	33,032	541,387
Oversea-Chinese Banking Corp. Ltd.	76,900	980,066
Royal Bank of Canada	27,007	3,980,510
Sumitomo Mitsui Financial Group, Inc.	16,500	465,930
United Overseas Bank Ltd.	19,800	530,783

		16,945,646

Capital Markets (3.9%)
Ameriprise Financial, Inc.	1,000	491,250
ASX Ltd.	10,412	403,663
Bank of New York Mellon Corp. (The)	12,800	1,394,688
Cboe Global Markets, Inc.	6,955	1,705,714
Charles Schwab Corp. (The)	9,066	865,531
CME Group, Inc.	9,937	2,684,878
Deutsche Boerse AG	6,178	1,654,473
Intercontinental Exchange, Inc.	11,062	1,863,726
Moody’s Corp.	1,000	476,480
Nasdaq, Inc.	13,500	1,194,075
S&P Global, Inc.	1,887	918,422
Singapore Exchange Ltd.	33,900	434,410
TMX Group Ltd.	15,500	592,958

		14,680,268

Consumer Finance (0.3%)
American Express Co.	3,433	1,140,305

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	6,130	3,081,796
Fiserv, Inc.*	8,100	1,044,333
Jack Henry & Associates, Inc.	2,600	387,218
Mastercard, Inc., Class A	7,265	4,132,405
Visa, Inc., Class A	14,578	4,976,637

		13,622,389

Insurance (8.4%)
Aflac, Inc.	16,100	1,798,370
Allianz SE (Registered)	5,190	2,177,752
Allstate Corp. (The)	3,247	696,969
Aon plc, Class A	2,792	995,571
Chubb Ltd.	8,857	2,499,888
Dai-ichi Life Holdings, Inc.	48,700	383,975
Generali	31,746	1,245,237
Gjensidige Forsikring ASA	24,351	713,970
Great-West Lifeco, Inc.	17,443	707,897
Hannover Rueck SE	2,335	703,445
Hartford Insurance Group, Inc. (The)	11,900	1,587,341
Intact Financial Corp.	5,700	1,108,996
Loews Corp.	12,300	1,234,797
Medibank Pvt Ltd.	185,639	592,076
MS&AD Insurance Group Holdings, Inc.	16,200	367,632
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	2,258	1,440,556
Poste Italiane SpA(m)	33,001	782,258
Power Corp. of Canada(x)	19,200	830,800
Progressive Corp. (The)	8,778	2,167,727
QBE Insurance Group Ltd.	51,545	702,270
Sampo OYJ, Class A	101,955	1,170,429
Sompo Holdings, Inc.	18,400	569,226
Sun Life Financial, Inc.	15,700	942,767
Suncorp Group Ltd.	30,910	414,381
Swiss Re AG	2,383	440,199
Tokio Marine Holdings, Inc.	15,900	674,018
Travelers Cos., Inc. (The)	7,189	2,007,313
Willis Towers Watson plc	1,709	590,374
Zurich Insurance Group AG	2,783	1,980,840

		31,527,074

Total Financials		77,915,682

Health Care (8.5%)
Biotechnology (0.5%)
AbbVie, Inc.	2,633	609,645
Gilead Sciences, Inc.	9,653	1,071,483

		1,681,128

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	20,405	2,733,046
Becton Dickinson & Co.	4,965	929,299
Boston Scientific Corp.*	22,551	2,201,654
IDEXX Laboratories, Inc.*	1,600	1,022,224
Medtronic plc	17,130	1,631,461
ResMed, Inc.	1,843	504,484
STERIS plc	1,820	450,341
Stryker Corp.	3,250	1,201,428

		10,673,937

Health Care Providers & Services (1.2%)
Cencora, Inc.	4,777	1,492,956
Cigna Group (The)	2,780	801,335
HCA Healthcare, Inc.	1,582	674,249
McKesson Corp.	1,897	1,465,508

		4,434,048

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	2,283	680,128

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	3,554	456,156
Mettler-Toledo International, Inc.*	600	736,566

		1,192,722

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	31,455	1,418,621
Eli Lilly & Co.	1,103	841,589
Johnson & Johnson	18,297	3,392,630
Merck & Co., Inc.	9,405	789,362
Novartis AG (Registered)	18,803	2,364,872
Novo Nordisk A/S (ADR)(x)	8,107	449,857
Roche Holding AG	2,660	868,455
Sanofi SA	7,938	732,055
Shionogi & Co. Ltd.	45,700	800,835
Zoetis, Inc.	10,600	1,550,992

		13,209,268

Total Health Care		31,871,231

Industrials (14.2%)
Aerospace & Defense (1.5%)
GE Aerospace	11,875	3,572,237
Howmet Aerospace, Inc.	4,865	954,659
Singapore Technologies Engineering Ltd.	145,200	969,163

		5,496,059

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.(x)	9,000	1,103,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	5,500	$459,415

		1,562,725

Building Products (1.3%)
Allegion plc	6,567	1,164,657
Geberit AG (Registered)	974	730,699
Johnson Controls International plc	7,740	851,013
Trane Technologies plc	5,123	2,161,701

		4,908,070

Commercial Services & Supplies (1.3%)
Brambles Ltd.	35,114	576,226
Cintas Corp.	6,800	1,395,768
Copart, Inc.*	20,400	917,388
Republic Services, Inc.	2,974	682,474
Secom Co. Ltd.	35,000	1,283,937

		4,855,793

Construction & Engineering (0.6%)
EMCOR Group, Inc.	717	465,720
Stantec, Inc.	6,294	678,786
WSP Global, Inc.	5,245	1,030,759

		2,175,265

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	15,591	1,122,638
Eaton Corp. plc	5,262	1,969,304

		3,091,942

Ground Transportation (0.3%)
Central Japan Railway Co.	17,000	487,751
Union Pacific Corp.	3,636	859,441

		1,347,192

Industrial Conglomerates (0.8%)
Honeywell International, Inc.	11,370	2,393,385
Siemens AG (Registered)	2,503	673,538

		3,066,923

Machinery (3.7%)
Atlas Copco AB, Class A	48,743	822,704
Caterpillar, Inc.	5,213	2,487,383
Cummins, Inc.	1,089	459,961
FANUC Corp.	17,000	489,935
GEA Group AG	9,600	708,375
Illinois Tool Works, Inc.	11,300	2,946,588
Kone OYJ, Class B	8,843	602,163
Otis Worldwide Corp.	8,517	778,709
Parker-Hannifin Corp.	1,636	1,240,334
Pentair plc	10,178	1,127,315
Snap-on, Inc.	4,100	1,420,773
Volvo AB, Class B	26,961	771,795

		13,856,035

Professional Services (2.6%)
Automatic Data Processing, Inc.	5,929	1,740,161
Booz Allen Hamilton Holding Corp.	5,000	499,750
Broadridge Financial Solutions, Inc.	5,416	1,289,929
Leidos Holdings, Inc.	3,500	661,360
Paychex, Inc.	8,500	1,077,460
RELX plc	10,385	496,799
Thomson Reuters Corp.	8,863	1,376,226
Verisk Analytics, Inc.	5,600	1,408,456
Wolters Kluwer NV	7,972	1,087,109

		9,637,250

Trading Companies & Distributors (0.9%)
Fastenal Co.	41,517	2,035,994
ITOCHU Corp.	9,700	552,674
W.W. Grainger, Inc.	900	857,664

		3,446,332

Total Industrials		53,443,586

Information Technology (20.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	27,961	1,913,092
Motorola Solutions, Inc.	4,793	2,191,791

		4,104,883

Electronic Equipment, Instruments & Components (0.2%)
CDW Corp.	4,900	780,472

IT Services (1.3%)
Accenture plc, Class A	6,980	1,721,268
CGI, Inc.	9,559	851,429
Fujitsu Ltd.	22,100	520,651
International Business Machines Corp.	3,737	1,054,432
VeriSign, Inc.	3,000	838,710

		4,986,490

Semiconductors & Semiconductor Equipment (6.4%)
Broadcom, Inc.	15,318	5,053,561
NVIDIA Corp.	95,871	17,887,611
QUALCOMM, Inc.	6,638	1,104,298

		24,045,470

Software (6.8%)
Autodesk, Inc.*	2,355	748,113
Constellation Software, Inc.	370	1,004,421
Intuit, Inc.	1,782	1,216,945
Microsoft Corp.	32,944	17,063,345
Oracle Corp.	9,471	2,663,624
Roper Technologies, Inc.	2,300	1,146,987
Salesforce, Inc.	5,617	1,331,229
SAP SE	1,790	478,943

		25,653,607

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	69,446	17,683,035
Seagate Technology Holdings plc	2,136	504,224

		18,187,259

Total Information Technology		77,758,181

Materials (2.4%)
Chemicals (1.9%)
Air Liquide SA	2,867	595,311
Corteva, Inc.	8,766	592,845
Ecolab, Inc.	7,590	2,078,597
Givaudan SA (Registered)	280	1,136,813
Mitsubishi Chemical Group Corp.	76,600	440,948
Nitto Denko Corp.(x)	33,000	784,806
Sherwin-Williams Co. (The)	5,051	1,748,959

		7,378,279

Metals & Mining (0.5%)
Newmont Corp.	8,286	698,593
Wheaton Precious Metals Corp.	9,652	1,080,119

		1,778,712

Total Materials		9,156,991

Real Estate (1.0%)
Real Estate Management & Development (0.3%)
Daito Trust Construction Co. Ltd.	20,500	449,826
Daiwa House Industry Co. Ltd.	10,800	388,518
Mitsui Fudosan Co. Ltd.	40,600	442,830

		1,281,174

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	926,250
Equity Residential (REIT)	9,300	601,989
Essex Property Trust, Inc. (REIT)	1,700	455,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	3,300	$461,109

		2,444,370

Total Real Estate		3,725,544

Utilities (3.7%)
Electric Utilities (1.7%)
Enel SpA	102,593	971,544
Eversource Energy	9,298	661,460
Exelon Corp.	26,699	1,201,722
Hydro One Ltd.(m)	17,164	612,339
Iberdrola SA	70,995	1,342,379
Redeia Corp. SA	31,834	614,440
Terna - Rete Elettrica Nazionale	99,482	1,008,891

		6,412,775

Gas Utilities (0.7%)
Atmos Energy Corp.	8,604	1,469,133
Hong Kong & China Gas Co. Ltd.	708,000	615,023
Osaka Gas Co. Ltd.	15,800	458,236

		2,542,392

Multi-Utilities (1.3%)
Consolidated Edison, Inc.	14,800	1,487,696
E.ON SE	55,801	1,049,193
National Grid plc	71,216	1,022,435
Public Service Enterprise Group, Inc.	8,400	701,064
Sempra	8,259	743,145

		5,003,533

Total Utilities		13,958,700

Total Common Stocks (99.4%) (Cost $246,191,111)		373,466,753

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,579,790	1,579,790
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	1,291,415	1,291,931

Total Investment Companies		2,871,721

Total Short-Term Investments (0.8%) (Cost $2,871,850)		2,871,721

Total Investments in Securities (100.2%) (Cost $249,062,961)		376,338,474
Other Assets Less Liabilities (-0.2%)		(862,211)

Net Assets (100%)		$375,476,263

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $1,394,597 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $5,670,024. This was collateralized by $4,332,801 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/9/25 – 5/15/55 and by cash of $1,579,790 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,538,068	$5,669,561	$—		$29,207,629
Consumer Discretionary	32,262,600	5,055,998	—		37,318,598
Consumer Staples	27,184,580	9,967,682	—		37,152,262
Energy	1,122,605	835,744	—		1,958,349
Financials	55,109,628	22,806,054	—		77,915,682
Health Care	27,105,014	4,766,217	—		31,871,231
Industrials	42,068,080	11,375,506	—		53,443,586
Information Technology	76,758,587	999,594	—		77,758,181
Materials	6,199,113	2,957,878	—		9,156,991
Real Estate	2,444,370	1,281,174	—		3,725,544
Utilities	6,876,559	7,082,141	—		13,958,700
Short-Term Investments
Investment Companies	2,871,721	—	—		2,871,721
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$303,540,925	$72,797,549	$—		$376,338,474

Total Liabilities	$—	$—	$—		$—

Total	$303,540,925	$72,797,549	$—		$376,338,474

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,913,573
Aggregate gross unrealized depreciation	(5,650,301)

Net unrealized appreciation	$127,263,272

Federal income tax cost of investments in securities and derivative instruments, if applicable	$249,075,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (0.6%)
Lumen Technologies, Inc.*	8,090	$49,511
Verizon Communications, Inc.	38,201	1,678,934

		1,728,445

Entertainment (1.0%)
Electronic Arts, Inc.	2,173	438,294
Walt Disney Co. (The)	16,224	1,857,648
Warner Bros Discovery, Inc.*	21,341	416,790

		2,712,732

Interactive Media & Services (8.4%)
Alphabet, Inc., Class A	52,599	12,786,817
Alphabet, Inc., Class C	44,402	10,814,107
ZoomInfo Technologies, Inc., Class A*	2,704	29,500

		23,630,424

Media (0.1%)
Cable One, Inc.(x)	49	8,675
John Wiley & Sons, Inc., Class A	342	13,841
New York Times Co. (The), Class A	1,359	78,007
Omnicom Group, Inc.	1,755	143,085
Scholastic Corp.	27	739

		244,347

Total Communication Services		28,315,948

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	1,982	170,888
Autoliv, Inc.	657	81,140
BorgWarner, Inc.	2,074	91,173

		343,201

Automobiles (4.2%)
Harley-Davidson, Inc.	1,032	28,793
Lucid Group, Inc., Class A(x)*	1,007	23,957
Rivian Automotive, Inc., Class A(x)*	7,200	105,696
Tesla, Inc.*	26,199	11,651,219

		11,809,665

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	17,168

Distributors (0.1%)
Genuine Parts Co.	1,235	171,171
LKQ Corp.	2,426	74,090
Pool Corp.	333	103,253

		348,514

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,385	91,584
Booking Holdings, Inc.	294	1,587,385
Choice Hotels International, Inc.(x)	276	29,507
Darden Restaurants, Inc.	1,072	204,066
Domino’s Pizza, Inc.	285	123,037
Hilton Worldwide Holdings, Inc.	2,164	561,428
Marriott International, Inc., Class A	2,120	552,133
McDonald’s Corp.	6,457	1,962,218
Royal Caribbean Cruises Ltd.	2,340	757,177
Starbucks Corp.	10,229	865,374
Vail Resorts, Inc.(x)	314	46,965

		6,780,874

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,923
Garmin Ltd.	1,490	366,868
La-Z-Boy, Inc.	357	12,252
Meritage Homes Corp.	632	45,776
Mohawk Industries, Inc.*	484	62,397
Newell Brands, Inc.	3,777	19,792
Whirlpool Corp.(x)	528	41,501

		555,509

Leisure Products (0.1%)
Hasbro, Inc.	1,180	89,503
Mattel, Inc.*	2,965	49,901
Topgolf Callaway Brands Corp.*	1,567	14,886

		154,290

Specialty Retail (2.2%)
AutoNation, Inc.*	228	49,880
Best Buy Co., Inc.	1,815	137,250
Buckle, Inc. (The)	355	20,824
CarMax, Inc.*	1,308	58,690
GameStop Corp., Class A*	3,908	106,610
Gap, Inc. (The)	2,048	43,807
Home Depot, Inc. (The)	8,992	3,643,469
Lowe’s Cos., Inc.	5,072	1,274,644
Signet Jewelers Ltd.(x)	341	32,709
Tractor Supply Co.	4,865	276,673
Ulta Beauty, Inc.*	399	218,153
Williams-Sonoma, Inc.	1,134	221,640

		6,084,349

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	1,033	20,577
Columbia Sportswear Co.	276	14,435
Deckers Outdoor Corp.*	1,364	138,269
Hanesbrands, Inc.*	2,926	19,282
NIKE, Inc., Class B	10,598	738,999
PVH Corp.	484	40,545
Under Armour, Inc., Class A*	2,099	10,474
Under Armour, Inc., Class C(x)*	1,024	4,946
VF Corp.	3,073	44,343
Wolverine World Wide, Inc.	585	16,052

		1,047,922

Total Consumer Discretionary		27,141,492

Consumer Staples (4.5%)
Beverages (1.6%)
Coca-Cola Co. (The)	36,956	2,450,922
Keurig Dr Pepper, Inc.	11,742	299,539
PepsiCo, Inc.	12,369	1,737,102

		4,487,563

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)	5,746	387,338
Sysco Corp.	4,361	359,085
Target Corp.	4,133	370,730
United Natural Foods, Inc.*	460	17,305

		1,134,458

Food Products (0.8%)
Archer-Daniels-Midland Co.	4,313	257,659
Bunge Global SA	1,169	94,981
Campbell’s Co. (The)(x)	1,813	57,254
Conagra Brands, Inc.	4,143	75,858
Darling Ingredients, Inc.*	1,502	46,367
General Mills, Inc.	4,903	247,209
Hormel Foods Corp.	2,762	68,332
Ingredion, Inc.	602	73,510
J M Smucker Co. (The)	983	106,754
Kellanova	2,538	208,167
Kraft Heinz Co. (The)	7,981	207,825
Lamb Weston Holdings, Inc.	1,257	73,007
McCormick & Co., Inc. (Non-Voting)	2,247	150,347
Mondelez International, Inc., Class A	11,725	732,461

		2,399,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (1.6%)
Church & Dwight Co., Inc.	2,247	$196,905
Clorox Co. (The)	1,116	137,603
Colgate-Palmolive Co.	7,007	560,140
Kimberly-Clark Corp.	2,984	371,030
Procter & Gamble Co. (The)	21,187	3,255,382

		4,521,060

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,146	189,105

Total Consumer Staples		12,731,917

Energy (1.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	8,906	433,900
Halliburton Co.	7,841	192,889
NOV, Inc.	3,692	48,919
TechnipFMC plc	3,746	147,780

		823,488

Oil, Gas & Consumable Fuels (1.0%)
Cheniere Energy, Inc.	1,994	468,550
HF Sinclair Corp.	1,369	71,653
Marathon Petroleum Corp.	2,797	539,094
ONEOK, Inc.	5,656	412,718
Phillips 66	3,675	499,873
Targa Resources Corp.	1,981	331,897
Valero Energy Corp.	2,825	480,985

		2,804,770

Total Energy		3,628,258

Financials (11.9%)
Banks (1.0%)
Bank of Hawaii Corp.	341	22,383
Cathay General Bancorp	666	31,975
Citizens Financial Group, Inc.	3,947	209,822
Comerica, Inc.	1,188	81,402
Huntington Bancshares, Inc.	13,354	230,624
International Bancshares Corp.	523	35,956
KeyCorp	8,543	159,669
M&T Bank Corp.	1,462	288,920
Old National Bancorp	2,920	64,094
PNC Financial Services Group, Inc. (The)	3,585	720,334
Regions Financial Corp.	8,161	215,206
Truist Financial Corp.	11,849	541,736
Zions Bancorp NA	1,307	73,950

		2,676,071

Capital Markets (4.1%)
Ameriprise Financial, Inc.	863	423,949
Bank of New York Mellon Corp. (The)	6,497	707,913
BlackRock, Inc.‡	1,329	1,549,441
Cboe Global Markets, Inc.	945	231,761
Charles Schwab Corp. (The)	15,628	1,492,005
CME Group, Inc.	3,249	877,847
FactSet Research Systems, Inc.	347	99,412
Franklin Resources, Inc.	2,691	62,243
Intercontinental Exchange, Inc.	5,175	871,884
Invesco Ltd.	3,327	76,321
MarketAxess Holdings, Inc.	336	58,548
Moody’s Corp.	1,469	699,949
Morgan Stanley	10,805	1,717,563
Nasdaq, Inc.	3,878	343,009
Northern Trust Corp.	1,776	239,050
Raymond James Financial, Inc.	1,736	299,634
S&P Global, Inc.	2,842	1,383,230
State Street Corp.	2,574	298,610
T. Rowe Price Group, Inc.	2,023	207,641

		11,640,010

Consumer Finance (0.7%)
Ally Financial, Inc.	2,586	101,371
American Express Co.	5,074	1,685,380
Synchrony Financial	3,409	242,210

		2,028,961

Financial Services (3.8%)
Equitable Holdings, Inc.‡	2,812	142,793
Fidelity National Information Services, Inc.	4,784	315,457
Mastercard, Inc., Class A	7,738	4,401,452
PayPal Holdings, Inc.*	8,287	555,726
Visa, Inc., Class A	15,463	5,278,759
Voya Financial, Inc.	848	63,430
Western Union Co. (The)	3,154	25,201

		10,782,818

Insurance (2.3%)
Allstate Corp. (The)	2,377	510,223
Arthur J Gallagher & Co.	2,303	713,331
Chubb Ltd.	3,434	969,246
Hartford Insurance Group, Inc. (The)	2,593	345,880
Lincoln National Corp.	1,536	61,947
Loews Corp.	1,635	164,138
Marsh & McLennan Cos., Inc.	4,441	894,995
Principal Financial Group, Inc.	2,000	165,820
Progressive Corp. (The)	5,292	1,306,859
Prudential Financial, Inc.	3,177	329,582
Travelers Cos., Inc. (The)	2,041	569,888
Willis Towers Watson plc	895	309,178

		6,341,087

Total Financials		33,468,947

Health Care (7.4%)
Biotechnology (2.7%)
AbbVie, Inc.	15,964	3,696,305
Amgen, Inc.	4,860	1,371,492
Biogen, Inc.*	1,341	187,847
BioMarin Pharmaceutical, Inc.*	1,783	96,567
Gilead Sciences, Inc.	11,254	1,249,194
Vertex Pharmaceuticals, Inc.*	2,332	913,305

		7,514,710

Health Care Equipment & Supplies (1.0%)
Align Technology, Inc.*	590	73,880
Becton Dickinson & Co.	2,585	483,834
Cooper Cos., Inc. (The)*	1,797	123,202
Dentsply Sirona, Inc.	1,915	24,301
Dexcom, Inc.*	3,571	240,293
Edwards Lifesciences Corp.*	5,278	410,470
Hologic, Inc.*	2,003	135,182
IDEXX Laboratories, Inc.*	731	467,029
Insulet Corp.*	631	194,809
ResMed, Inc.	1,334	365,156
STERIS plc	889	219,974
Zimmer Biomet Holdings, Inc.	1,789	176,217

		2,914,347

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	2,153	337,935
Cencora, Inc.	1,665	520,362
Centene Corp.*	4,370	155,922
Cigna Group (The)	2,402	692,376
DaVita, Inc.*	345	45,840
Elevance Health, Inc.	2,038	658,519
HCA Healthcare, Inc.	1,643	700,247
Henry Schein, Inc.*	1,029	68,295
Humana, Inc.	1,090	283,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Labcorp Holdings, Inc.	765	$219,601
Pediatrix Medical Group, Inc.*	946	15,845
Quest Diagnostics, Inc.	1,002	190,961
Select Medical Holdings Corp.	1,036	13,302

		3,902,790

Health Care Technology (0.2%)
Teladoc Health, Inc.(x)*	1,828	14,131
Veeva Systems, Inc., Class A*	1,408	419,457

		433,588

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,569	329,731
Bio-Techne Corp.	1,348	74,989
Danaher Corp.	5,801	1,150,106
Illumina, Inc.*	1,458	138,466
IQVIA Holdings, Inc.*	1,559	296,117
Mettler-Toledo International, Inc.*	185	227,108
Revvity, Inc.	1,073	94,048
Waters Corp.*	549	164,596
West Pharmaceutical Services, Inc.	633	166,055

		2,641,216

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	18,470	832,997
Jazz Pharmaceuticals plc*	505	66,559
Merck & Co., Inc.	22,662	1,902,022
Zoetis, Inc.	4,042	591,425

		3,393,003

Total Health Care		20,799,654

Industrials (8.2%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.*	663	475,795

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,098	145,375
Expeditors International of Washington, Inc.	1,205	147,721
United Parcel Service, Inc., Class B	6,590	550,463

		843,559

Building Products (1.0%)
A.O. Smith Corp.	1,096	80,457
Allegion plc	801	142,057
Builders FirstSource, Inc.*	977	118,461
Carrier Global Corp.	7,021	419,154
Fortune Brands Innovations, Inc.	1,101	58,782
Johnson Controls International plc	5,949	654,093
Lennox International, Inc.	290	153,515
Masco Corp.	1,888	132,896
Owens Corning	746	105,529
Trane Technologies plc	2,010	848,140

		2,713,084

Commercial Services & Supplies (0.3%)
Copart, Inc.*	8,400	377,748
Deluxe Corp.(x)	487	9,428
HNI Corp.	507	23,753
Interface, Inc., Class A	393	11,373
Steelcase, Inc., Class A	654	11,249
Tetra Tech, Inc.	2,211	73,803
Veralto Corp.	2,268	241,792

		749,146

Construction & Engineering (0.3%)
EMCOR Group, Inc.	401	260,466
Granite Construction, Inc.(x)	417	45,724
Quanta Services, Inc.	1,339	554,908

		861,098

Electrical Equipment (0.7%)
Acuity, Inc.	265	91,263
Eaton Corp. plc	3,539	1,324,471
Hubbell, Inc., Class B	473	203,537
Rockwell Automation, Inc.	1,032	360,715
Sensata Technologies Holding plc	1,266	38,676

		2,018,662

Ground Transportation (1.0%)
ArcBest Corp.	225	15,721
Avis Budget Group, Inc.(x)*	166	26,656
CSX Corp.	16,851	598,379
JB Hunt Transport Services, Inc.	720	96,602
Knight-Swift Transportation Holdings, Inc., Class A	1,482	58,554
Norfolk Southern Corp.	2,035	611,334
Ryder System, Inc.	375	70,740
U-Haul Holding Co.	922	46,930
Union Pacific Corp.	5,403	1,277,107

		2,802,023

Industrial Conglomerates (0.3%)
3M Co.	4,871	755,882

Machinery (2.8%)
AGCO Corp.	604	64,670
Caterpillar, Inc.	4,244	2,025,025
CNH Industrial NV	7,775	84,359
Cummins, Inc.	1,239	523,316
Deere & Co.	2,325	1,063,130
Dover Corp.	1,239	206,702
Flowserve Corp.	1,119	59,464
Fortive Corp.	3,135	153,584
Graco, Inc.	1,490	126,590
IDEX Corp.	661	107,584
Illinois Tool Works, Inc.	2,505	653,204
Ingersoll Rand, Inc.	3,704	306,024
Lincoln Electric Holdings, Inc.	494	116,500
Middleby Corp. (The)*	433	57,559
PACCAR, Inc.	4,721	464,169
Parker-Hannifin Corp.	1,151	872,631
Pentair plc	1,530	169,463
Snap-on, Inc.	482	167,027
Stanley Black & Decker, Inc.	1,358	100,940
Tennant Co.	204	16,536
Timken Co. (The)	657	49,393
Westinghouse Air Brake Technologies Corp.	1,550	310,728
Xylem, Inc.	2,195	323,763

		8,022,361

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,435	81,436

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,667	1,076,264
Broadridge Financial Solutions, Inc.	1,062	252,937
Exponent, Inc.	512	35,574
Heidrick & Struggles International, Inc.	257	12,791
ICF International, Inc.	170	15,776
Jacobs Solutions, Inc.	1,088	163,048
ManpowerGroup, Inc.	453	17,169
Paycom Software, Inc.	482	100,323
Robert Half, Inc.	836	28,407
TransUnion	1,753	146,866

		1,849,155

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	938	59,704
Applied Industrial Technologies, Inc.	339	88,496
Fastenal Co.	10,394	509,722
Ferguson Enterprises, Inc.	1,795	403,121
United Rentals, Inc.	586	559,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	411	$391,666

		2,012,140

Total Industrials		23,184,341

Information Technology (40.8%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	35,954	2,459,973
F5, Inc.*	526	169,998
Motorola Solutions, Inc.	1,509	690,050

		3,320,021

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,465	66,364
Corning, Inc.	7,332	601,444
Flex Ltd.*	3,335	193,330
Itron, Inc.*	393	48,952
Keysight Technologies, Inc.*	1,562	273,225
TE Connectivity plc	2,694	591,414
Trimble, Inc.*	2,172	177,344
Zebra Technologies Corp., Class A*	468	139,071

		2,091,144

IT Services (1.7%)
Accenture plc, Class A	5,636	1,389,838
Akamai Technologies, Inc.*	1,331	100,837
ASGN, Inc.*	455	21,544
Cognizant Technology Solutions Corp., Class A	4,436	297,523
Gartner, Inc.*	683	179,540
International Business Machines Corp.	8,394	2,368,451
Okta, Inc.*	1,499	137,458
Twilio, Inc., Class A*	1,325	132,619

		4,627,810

Semiconductors & Semiconductor Equipment (18.4%)
Advanced Micro Devices, Inc.*	14,654	2,370,871
Analog Devices, Inc.	4,484	1,101,719
Applied Materials, Inc.	7,257	1,485,798
First Solar, Inc.*	923	203,549
Intel Corp.*	39,453	1,323,648
Lam Research Corp.	11,563	1,548,286
Microchip Technology, Inc.	4,835	310,504
NVIDIA Corp.	220,517	41,144,062
NXP Semiconductors NV	2,273	517,630
ON Semiconductor Corp.*	3,848	189,745
Skyworks Solutions, Inc.	1,338	102,999
Texas Instruments, Inc.	8,226	1,511,363

		51,810,174

Software (18.1%)
Adobe, Inc.*	3,838	1,353,855
Atlassian Corp., Class A*	1,480	236,356
Autodesk, Inc.*	1,935	614,691
Cadence Design Systems, Inc.*	2,461	864,451
Dynatrace, Inc.*	2,793	135,321
Fair Isaac Corp.*	219	327,740
Fortinet, Inc.*	5,871	493,634
Gen Digital, Inc.	4,888	138,770
Guidewire Software, Inc.*	727	167,108
HubSpot, Inc.*	455	212,849
Intuit, Inc.	2,527	1,725,714
Microsoft Corp.	63,813	33,051,943
Oracle Corp.	15,311	4,306,066
Palo Alto Networks, Inc.*	6,028	1,227,421
PTC, Inc.*	1,075	218,246
RingCentral, Inc., Class A*	726	20,575
Roper Technologies, Inc.	963	480,238
Salesforce, Inc.	8,639	2,047,443
ServiceNow, Inc.*	1,872	1,722,764
Synopsys, Inc.*	1,679	828,402
Teradata Corp.*	818	17,595
Workday, Inc., Class A*	1,935	465,813
Zscaler, Inc.*	909	272,391

		50,929,386

Technology Hardware, Storage & Peripherals (0.7%)
Dell Technologies, Inc., Class C	2,945	417,513
Hewlett Packard Enterprise Co.	11,856	291,183
HP, Inc.	8,485	231,046
NetApp, Inc.	1,805	213,820
Seagate Technology Holdings plc	1,914	451,819
Western Digital Corp.	3,177	381,431
Xerox Holdings Corp.	1,274	4,790

		1,991,602

Total Information Technology		114,770,137

Materials (2.5%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	2,022	551,440
Albemarle Corp.	1,030	83,512
Axalta Coating Systems Ltd.*	1,983	56,754
Ecolab, Inc.	2,291	627,413
HB Fuller Co.	498	29,521
International Flavors & Fragrances, Inc.	2,299	141,481
Linde plc	4,248	2,017,800
LyondellBasell Industries NV, Class A	2,385	116,960
Minerals Technologies, Inc.	284	17,642
Mosaic Co. (The)	2,863	99,289
PPG Industries, Inc.	2,078	218,419
Sherwin-Williams Co. (The)	2,155	746,190

		4,706,421

Construction Materials (0.4%)
CRH plc	6,081	729,112
Martin Marietta Materials, Inc.	547	344,763

		1,073,875

Containers & Packaging (0.2%)
Avery Dennison Corp.	703	114,006
Ball Corp.	2,349	118,437
International Paper Co.	4,551	211,166
Sealed Air Corp.	1,373	48,536
Sonoco Products Co.	883	38,048

		530,193

Metals & Mining (0.3%)
Newmont Corp.	9,923	836,608

Total Materials		7,147,097

Real Estate (2.6%)
Health Care REITs (0.5%)
Healthpeak Properties, Inc. (REIT)	6,366	121,909
Ventas, Inc. (REIT)	3,959	277,090
Welltower, Inc. (REIT)	5,898	1,050,670

		1,449,669

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,499	110,613

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	8,417	963,915

Office REITs (0.1%)
BXP, Inc. (REIT)(x)	1,351	100,433
COPT Defense Properties (REIT)	977	28,392

		128,825

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,679	422,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	417	$124,383

		546,486

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,310	253,052
Equity Residential (REIT)	3,127	202,411

		455,463

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	742	75,172
Macerich Co. (The) (REIT)	2,423	44,098
Simon Property Group, Inc. (REIT)	2,931	550,061

		669,331

Specialized REITs (1.0%)
American Tower Corp. (REIT)	4,220	811,591
Crown Castle, Inc. (REIT)	3,972	383,258
Digital Realty Trust, Inc. (REIT)	3,051	527,457
Equinix, Inc. (REIT)	889	696,300
Iron Mountain, Inc. (REIT)	2,691	274,321
SBA Communications Corp. (REIT)	978	189,096

		2,882,023

Total Real Estate		7,206,325

Utilities (0.9%)
Electric Utilities (0.2%)
Eversource Energy	3,276	233,055
Exelon Corp.	9,137	411,256

		644,311

Gas Utilities (0.1%)
Atmos Energy Corp.	1,411	240,928
New Jersey Resources Corp.	908	43,720
UGI Corp.	1,950	64,857

		349,505

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	52,168

Multi-Utilities (0.5%)
Avista Corp.	768	29,038
CMS Energy Corp.	2,691	197,143
Consolidated Edison, Inc.	3,239	325,584
NiSource, Inc.	4,188	181,340
Sempra	5,876	528,723

		1,261,828

Water Utilities (0.1%)
American Water Works Co., Inc.	1,760	244,975
Essential Utilities, Inc.	2,367	94,443

		339,418

Total Utilities		2,647,230

Total Common Stocks (99.9%) (Cost $86,133,326)		281,041,346

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	158,750	158,750
Total Short-Term Investments (0.1%) (Cost $158,750)		158,750

Total Investments in Securities (100.0%) (Cost $86,292,076)		281,200,096
Other Assets Less Liabilities (0.0%)†		(10,153)

Net Assets (100%)		$281,189,943

*	Non-income producing.

†	Percent shown is less than 0.05%

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $468,009. This was collateralized by $323,305 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 2/15/53 and by cash of $158,750 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,329	1,496,661	—	(131,706)	68,639	115,847	1,549,441	21,455	—
Financial Services
Equitable Holdings, Inc.	2,812	146,651	—	(16,030)	8,617	3,555	142,793	2,228	—

Total		1,643,312	—	(147,736)	77,256	119,402	1,692,234	23,683	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,315,948	$—	$—	$28,315,948
Consumer Discretionary	27,141,492	—	—	27,141,492
Consumer Staples	12,731,917	—	—	12,731,917
Energy	3,628,258	—	—	3,628,258
Financials	33,468,947	—	—	33,468,947
Health Care	20,799,654	—	—	20,799,654
Industrials	23,184,341	—	—	23,184,341
Information Technology	114,770,137	—	—	114,770,137
Materials	7,147,097	—	—	7,147,097
Real Estate	7,206,325	—	—	7,206,325
Utilities	2,647,230	—	—	2,647,230
Short-Term Investments
Investment Companies	158,750	—	—	158,750

Total Assets	$281,200,096	$—	$—	$281,200,096

Total Liabilities	$—	$—	$—	$—

Total	$281,200,096	$—	$—	$281,200,096

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,264,086
Aggregate gross unrealized depreciation	(7,409,504)

Net unrealized appreciation	$194,854,582

Federal income tax cost of investments in securities and derivative instruments, if applicable	$86,345,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	318,295	$8,988,651
Verizon Communications, Inc.	187,687	8,248,844

		17,237,495

Entertainment (1.4%)
Electronic Arts, Inc.	10,173	2,051,894
Live Nation Entertainment, Inc.*	6,970	1,138,898
Netflix, Inc.*	18,915	22,677,572
Take-Two Interactive Software, Inc.*	7,743	2,000,482
TKO Group Holdings, Inc., Class A	2,940	593,762
Walt Disney Co. (The)	80,034	9,163,893
Warner Bros Discovery, Inc.*	110,208	2,152,362

		39,778,863

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A	258,941	62,948,557
Alphabet, Inc., Class C	207,874	50,627,713
Match Group, Inc.	10,126	357,650
Meta Platforms, Inc., Class A	96,550	70,904,389

		184,838,309

Media (0.4%)
Charter Communications, Inc., Class A*	4,100	1,127,931
Comcast Corp., Class A	163,936	5,150,869
Fox Corp., Class A	9,376	591,251
Fox Corp., Class B	5,752	329,532
Interpublic Group of Cos., Inc. (The)	17,251	481,475
News Corp., Class A	16,547	508,159
News Corp., Class B	5,657	195,449
Omnicom Group, Inc.	8,989	732,873
Paramount Skydance Corp., Class B(x)	11,634	220,115
Trade Desk, Inc. (The), Class A*	19,814	971,084

		10,308,738

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	21,527	5,153,133

Total Communication Services		257,316,538

Consumer Discretionary (9.6%)
Automobile Components (0.0%)†
Aptiv plc*	9,602	827,884

Automobiles (2.2%)
Ford Motor Co.	172,408	2,062,000
General Motors Co.	42,381	2,583,970
Tesla, Inc.*	124,913	55,551,309

		60,197,279

Broadline Retail (3.5%)
Amazon.com, Inc.*	432,015	94,857,533
eBay, Inc.	20,624	1,875,753

		96,733,286

Distributors (0.1%)
Genuine Parts Co.	6,350	880,110
LKQ Corp.	12,088	369,168
Pool Corp.	1,462	453,322

		1,702,600

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	19,253	2,337,699
Booking Holdings, Inc.	1,443	7,791,147
Carnival Corp.*	48,297	1,396,266
Chipotle Mexican Grill, Inc.*	59,496	2,331,648
Darden Restaurants, Inc.	5,097	970,265
Domino’s Pizza, Inc.	1,453	627,275
DoorDash, Inc., Class A*	16,478	4,481,851
Expedia Group, Inc.	5,259	1,124,111
Hilton Worldwide Holdings, Inc.	10,571	2,742,540
Las Vegas Sands Corp.	13,750	739,612
Marriott International, Inc., Class A	9,990	2,601,795
McDonald’s Corp.	31,766	9,653,370
MGM Resorts International*	9,286	321,853
Norwegian Cruise Line Holdings Ltd.*	19,782	487,231
Royal Caribbean Cruises Ltd.	11,255	3,641,893
Starbucks Corp.	50,435	4,266,801
Wynn Resorts Ltd.	3,651	468,314
Yum! Brands, Inc.	12,225	1,858,200

		47,841,871

Household Durables (0.3%)
DR Horton, Inc.	12,307	2,085,667
Garmin Ltd.	7,346	1,808,732
Lennar Corp., Class A	10,285	1,296,322
Mohawk Industries, Inc.*	2,162	278,725
NVR, Inc.*	126	1,012,367
PulteGroup, Inc.	8,839	1,167,897

		7,649,710

Leisure Products (0.0%)†
Hasbro, Inc.	5,954	451,611

Specialty Retail (1.6%)
AutoZone, Inc.*	752	3,226,260
Best Buy Co., Inc.	8,557	647,080
CarMax, Inc.*	6,500	291,655
Home Depot, Inc. (The)	44,288	17,945,055
Lowe’s Cos., Inc.	24,942	6,268,174
O’Reilly Automotive, Inc.*	37,698	4,064,221
Ross Stores, Inc.	14,517	2,212,246
TJX Cos., Inc. (The)	49,661	7,178,001
Tractor Supply Co.	23,621	1,343,326
Ulta Beauty, Inc.*	2,026	1,107,716
Williams-Sonoma, Inc.	5,379	1,051,326

		45,335,060

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	6,555	664,480
Lululemon Athletica, Inc.*	4,979	885,914
NIKE, Inc., Class B	53,093	3,702,175
Ralph Lauren Corp.	1,702	533,679
Tapestry, Inc.	9,386	1,062,683

		6,848,931

Total Consumer Discretionary		267,588,232

Consumer Staples (4.5%)
Beverages (0.9%)
Brown-Forman Corp., Class B	7,962	215,611
Coca-Cola Co. (The)	172,417	11,434,695
Constellation Brands, Inc., Class A	6,343	854,212
Keurig Dr Pepper, Inc.	59,733	1,523,789
Molson Coors Beverage Co., Class B	7,186	325,167
Monster Beverage Corp.*	31,701	2,133,794
PepsiCo, Inc.	60,944	8,558,975

		25,046,243

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	19,741	18,272,862
Dollar General Corp.	9,833	1,016,241
Dollar Tree, Inc.*	8,906	840,459
Kroger Co. (The)	26,921	1,814,745
Sysco Corp.	21,191	1,744,867
Target Corp.	20,335	1,824,049
Walmart, Inc.	195,092	20,106,181

		45,619,404

Food Products (0.5%)
Archer-Daniels-Midland Co.	21,340	1,274,852
Bunge Global SA	6,078	493,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)(x)	8,097	$255,703
Conagra Brands, Inc.	19,970	365,651
General Mills, Inc.	23,441	1,181,895
Hershey Co. (The)	6,457	1,207,782
Hormel Foods Corp.	13,067	323,277
J M Smucker Co. (The)	4,618	501,515
Kellanova	12,181	999,086
Kraft Heinz Co. (The)	38,278	996,759
Lamb Weston Holdings, Inc.	6,720	390,298
McCormick & Co., Inc. (Non- Voting)	11,333	758,291
Mondelez International, Inc., Class A	58,273	3,640,314
Tyson Foods, Inc., Class A	13,236	718,715

		13,107,975

Household Products (0.8%)
Church & Dwight Co., Inc.	10,859	951,574
Clorox Co. (The)	5,233	645,229
Colgate-Palmolive Co.	36,270	2,899,424
Kimberly-Clark Corp.	14,621	1,817,975
Procter & Gamble Co. (The)	104,269	16,020,932

		22,335,134

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	10,172	896,357
Kenvue, Inc.	87,058	1,412,951

		2,309,308

Tobacco (0.6%)
Altria Group, Inc.	74,707	4,935,145
Philip Morris International, Inc.	69,291	11,239,000

		16,174,145

Total Consumer Staples		124,592,209

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	43,660	2,127,115
Halliburton Co.	39,358	968,207
Schlumberger NV	65,792	2,261,271

		5,356,593

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	15,675	380,589
Chevron Corp.#	85,670	13,303,694
ConocoPhillips	55,596	5,258,826
Coterra Energy, Inc.	33,259	786,575
Devon Energy Corp.	28,364	994,442
Diamondback Energy, Inc.	8,310	1,189,161
EOG Resources, Inc.	24,450	2,741,334
EQT Corp.	27,384	1,490,511
Expand Energy Corp.	10,735	1,140,486
Exxon Mobil Corp.	189,776	21,397,244
Kinder Morgan, Inc.	86,538	2,449,891
Marathon Petroleum Corp.	13,534	2,608,543
Occidental Petroleum Corp.	31,945	1,509,401
ONEOK, Inc.	28,410	2,073,078
Phillips 66	17,859	2,429,181
Targa Resources Corp.	9,474	1,587,274
Texas Pacific Land Corp.(x)	849	792,660
Valero Energy Corp.	13,829	2,354,526
Williams Cos., Inc. (The)	54,688	3,464,485

		67,951,901

Total Energy		73,308,494

Financials (12.3%)
Banks (3.2%)
Bank of America Corp.	303,339	15,649,259
Citigroup, Inc.	81,947	8,317,621
Citizens Financial Group, Inc.	19,560	1,039,810
Fifth Third Bancorp	29,483	1,313,468
Huntington Bancshares, Inc.	64,094	1,106,903
JPMorgan Chase & Co.	122,404	38,609,894
KeyCorp	41,489	775,429
M&T Bank Corp.	6,957	1,374,842
PNC Financial Services Group, Inc. (The)	17,454	3,507,032
Regions Financial Corp.	39,891	1,051,926
Truist Financial Corp.	57,129	2,611,938
US Bancorp	70,003	3,383,245
Wells Fargo & Co.	142,599	11,952,648

		90,694,015

Capital Markets (3.2%)
Ameriprise Financial, Inc.	4,144	2,035,740
Bank of New York Mellon Corp. (The)	31,394	3,420,690
BlackRock, Inc.‡	6,411	7,474,393
Blackstone, Inc.	32,898	5,620,623
Cboe Global Markets, Inc.	4,545	1,114,661
Charles Schwab Corp. (The)	75,955	7,251,424
CME Group, Inc.	15,990	4,320,338
Coinbase Global, Inc., Class A*	10,068	3,397,849
FactSet Research Systems, Inc.	1,692	484,741
Franklin Resources, Inc.	14,218	328,862
Goldman Sachs Group, Inc. (The)	13,475	10,730,816
Interactive Brokers Group, Inc., Class A	19,705	1,355,901
Intercontinental Exchange, Inc.	25,407	4,280,571
Invesco Ltd.	19,317	443,132
KKR & Co., Inc.	30,546	3,969,453
Moody’s Corp.	6,832	3,255,311
Morgan Stanley	54,005	8,584,635
MSCI, Inc.	3,417	1,938,840
Nasdaq, Inc.	20,178	1,784,744
Northern Trust Corp.	8,699	1,170,886
Raymond James Financial, Inc.	8,014	1,383,217
Robinhood Markets, Inc., Class A*	34,453	4,932,981
S&P Global, Inc.	13,911	6,770,623
State Street Corp.	12,875	1,493,629
T. Rowe Price Group, Inc.	10,011	1,027,529

		88,571,589

Consumer Finance (0.6%)
American Express Co.	24,162	8,025,650
Capital One Financial Corp.	28,467	6,051,515
Synchrony Financial	16,328	1,160,104

		15,237,269

Financial Services (3.6%)
Apollo Global Management, Inc.	20,305	2,706,047
Berkshire Hathaway, Inc., Class B*	81,628	41,037,661
Block, Inc., Class A*	24,437	1,766,062
Corpay, Inc.*	3,240	933,314
Fidelity National Information Services, Inc.	23,307	1,536,864
Fiserv, Inc.*	24,198	3,119,848
Global Payments, Inc.	11,126	924,348
Jack Henry & Associates, Inc.	3,173	472,555
Mastercard, Inc., Class A	36,754	20,906,043
PayPal Holdings, Inc.*	42,354	2,840,259
Visa, Inc., Class A	75,616	25,813,790

		102,056,791

Insurance (1.7%)
Aflac, Inc.	21,308	2,380,104
Allstate Corp. (The)	11,828	2,538,880
American International Group, Inc.	24,661	1,936,875
Aon plc, Class A	9,540	3,401,773
Arch Capital Group Ltd.	16,839	1,527,802
Arthur J Gallagher & Co.	11,496	3,560,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	2,132	$461,791
Brown & Brown, Inc.	12,972	1,216,644
Chubb Ltd.	16,503	4,657,972
Cincinnati Financial Corp.	7,031	1,111,601
Erie Indemnity Co., Class A	1,167	371,293
Everest Group Ltd.	1,804	631,815
Globe Life, Inc.	3,743	535,137
Hartford Insurance Group, Inc. (The)	12,391	1,652,836
Loews Corp.	7,589	761,860
Marsh & McLennan Cos., Inc.	21,821	4,397,586
MetLife, Inc.	24,720	2,036,186
Principal Financial Group, Inc.	9,085	753,237
Progressive Corp. (The)	26,095	6,444,160
Prudential Financial, Inc.	15,519	1,609,941
Travelers Cos., Inc. (The)	9,971	2,784,103
W.R. Berkley Corp.	13,668	1,047,242
Willis Towers Watson plc	4,314	1,490,271

		47,309,880

Total Financials		343,869,544

Health Care (8.0%)
Biotechnology (1.4%)
AbbVie, Inc.	78,638	18,207,843
Amgen, Inc.	23,954	6,759,819
Biogen, Inc.*	6,555	918,224
Gilead Sciences, Inc.	55,233	6,130,863
Incyte Corp.*	7,099	602,066
Moderna, Inc.*	16,329	421,778
Regeneron Pharmaceuticals, Inc.	4,535	2,549,895
Vertex Pharmaceuticals, Inc.*	11,380	4,456,863

		40,047,351

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	77,476	10,377,135
Align Technology, Inc.*	2,987	374,032
Baxter International, Inc.	23,490	534,867
Becton Dickinson & Co.	12,822	2,399,894
Boston Scientific Corp.*	65,914	6,435,184
Cooper Cos., Inc. (The)*	8,835	605,728
Dexcom, Inc.*	17,692	1,190,495
Edwards Lifesciences Corp.*	26,139	2,032,830
GE HealthCare Technologies, Inc.	20,002	1,502,150
Hologic, Inc.*	9,849	664,709
IDEXX Laboratories, Inc.*	3,525	2,252,087
Insulet Corp.*	3,078	950,271
Intuitive Surgical, Inc.*	15,958	7,136,896
Medtronic plc	56,973	5,426,109
ResMed, Inc.(x)	6,619	1,811,819
Solventum Corp.*	6,328	461,944
STERIS plc	4,453	1,101,850
Stryker Corp.	15,307	5,658,539
Zimmer Biomet Holdings, Inc.	8,973	883,840

		51,800,379

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	10,604	1,664,404
Cencora, Inc.	8,630	2,697,134
Centene Corp.*	20,748	740,289
Cigna Group (The)	11,995	3,457,559
CVS Health Corp.	56,924	4,291,500
DaVita, Inc.*	1,640	217,907
Elevance Health, Inc.	9,930	3,208,582
HCA Healthcare, Inc.	7,291	3,107,424
Henry Schein, Inc.*	4,588	304,506
Humana, Inc.	5,397	1,404,137
Labcorp Holdings, Inc.	3,752	1,077,049
McKesson Corp.	5,525	4,268,283
Molina Healthcare, Inc.*	2,452	469,215
Quest Diagnostics, Inc.	5,004	953,662
UnitedHealth Group, Inc.	40,316	13,921,115
Universal Health Services, Inc., Class B	2,407	492,087

		42,274,853

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	12,450	1,597,957
Bio-Techne Corp.	6,671	371,108
Charles River Laboratories International, Inc.*	2,183	341,552
Danaher Corp.	28,307	5,612,146
IQVIA Holdings, Inc.*	7,437	1,412,584
Mettler-Toledo International, Inc.*	923	1,133,084
Revvity, Inc.	5,463	478,832
Thermo Fisher Scientific, Inc.	16,809	8,152,701
Waters Corp.*	2,634	789,700
West Pharmaceutical Services, Inc.	3,292	863,590

		20,753,254

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	90,322	4,073,522
Eli Lilly & Co.	35,385	26,998,755
Johnson & Johnson	107,206	19,878,136
Merck & Co., Inc.	111,187	9,331,925
Pfizer, Inc.	252,992	6,446,236
Viatris, Inc.	52,192	516,701
Zoetis, Inc.	19,862	2,906,208

		70,151,483

Total Health Care		225,027,320

Industrials (7.5%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	3,495	2,508,152
Boeing Co. (The)*	33,634	7,259,226
GE Aerospace	47,205	14,200,208
General Dynamics Corp.	11,289	3,849,549
Howmet Aerospace, Inc.	18,050	3,541,952
Huntington Ingalls Industries, Inc.	1,734	499,236
L3Harris Technologies, Inc.	8,382	2,559,947
Lockheed Martin Corp.	9,145	4,565,275
Northrop Grumman Corp.	5,950	3,625,454
RTX Corp.	59,585	9,970,358
Textron, Inc.	7,820	660,712
TransDigm Group, Inc.	2,522	3,324,046

		56,564,115

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	5,376	711,782
Expeditors International of Washington, Inc.	6,202	760,303
FedEx Corp.	9,545	2,250,807
United Parcel Service, Inc., Class B	32,827	2,742,039

		6,464,931

Building Products (0.5%)
A.O. Smith Corp.	5,150	378,062
Allegion plc	3,811	675,881
Builders FirstSource, Inc.*	5,006	606,978
Carrier Global Corp.	35,407	2,113,798
Johnson Controls International plc	29,351	3,227,142
Lennox International, Inc.	1,393	737,398
Masco Corp.	9,384	660,540
Trane Technologies plc	9,864	4,162,213

		12,562,012

Commercial Services & Supplies (0.5%)
Cintas Corp.	15,382	3,157,309
Copart, Inc.*	40,084	1,802,578
Republic Services, Inc.	8,977	2,060,042
Rollins, Inc.	12,294	722,150
Veralto Corp.	11,289	1,203,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	16,509	$3,645,682
		12,591,281

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,993	1,294,533
Quanta Services, Inc.	6,588	2,730,199

		4,024,732

Electrical Equipment (0.8%)
AMETEK, Inc.	10,186	1,914,968
Eaton Corp. plc	17,329	6,485,378
Emerson Electric Co.	25,205	3,306,392
GE Vernova, Inc.	12,118	7,451,358
Generac Holdings, Inc.*	2,526	422,853
Hubbell, Inc., Class B	2,359	1,015,101
Rockwell Automation, Inc.	4,956	1,732,271

		22,328,321

Ground Transportation (0.8%)
CSX Corp.	82,291	2,922,153
JB Hunt Transport Services, Inc.	3,349	449,335
Norfolk Southern Corp.	9,924	2,981,269
Old Dominion Freight Line, Inc.	8,338	1,173,824
Uber Technologies, Inc.*	92,831	9,094,653
Union Pacific Corp.	26,399	6,239,932

		22,861,166

Industrial Conglomerates (0.3%)
3M Co.	23,695	3,676,990
Honeywell International, Inc.	28,262	5,949,151

		9,626,141

Machinery (1.4%)
Caterpillar, Inc.	20,854	9,950,486
Cummins, Inc.	6,113	2,581,948
Deere & Co.	11,217	5,129,085
Dover Corp.	6,007	1,002,148
Fortive Corp.	14,838	726,914
IDEX Corp.	3,385	550,943
Illinois Tool Works, Inc.	11,945	3,114,778
Ingersoll Rand, Inc.	16,100	1,330,182
Nordson Corp.	2,482	563,290
Otis Worldwide Corp.	17,303	1,582,013
PACCAR, Inc.	23,391	2,299,803
Parker-Hannifin Corp.	5,673	4,300,985
Pentair plc	7,120	788,611
Snap-on, Inc.	2,309	800,138
Stanley Black & Decker, Inc.	6,576	488,794
Westinghouse Air Brake Technologies Corp.	7,756	1,554,845
Xylem, Inc.	10,852	1,600,670

		38,365,633

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	29,134	1,653,354
Southwest Airlines Co.	23,379	746,024
United Airlines Holdings, Inc.*	14,194	1,369,721

		3,769,099

Professional Services (0.5%)
Automatic Data Processing, Inc.	18,023	5,289,750
Broadridge Financial Solutions, Inc.	5,257	1,252,060
Dayforce, Inc.*	7,156	492,977
Equifax, Inc.	5,603	1,437,337
Jacobs Solutions, Inc.	5,279	791,111
Leidos Holdings, Inc.	5,706	1,078,206
Paychex, Inc.	14,630	1,854,499
Paycom Software, Inc.	2,213	460,614
Verisk Analytics, Inc.	6,231	1,567,159

		14,223,713

Trading Companies & Distributors (0.3%)
Fastenal Co.	51,320	2,516,733
United Rentals, Inc.	2,843	2,714,098
W.W. Grainger, Inc.	1,961	1,868,755

		7,099,586

Total Industrials		210,480,730

Information Technology (31.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	45,878	6,684,883
Cisco Systems, Inc.	176,277	12,060,872
F5, Inc.*	2,581	834,154
Motorola Solutions, Inc.	7,387	3,378,001

		22,957,910

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	54,526	6,747,593
CDW Corp.	5,808	925,098
Corning, Inc.	35,067	2,876,546
Jabil, Inc.	4,650	1,009,840
Keysight Technologies, Inc.*	7,677	1,342,861
TE Connectivity plc	13,265	2,912,065
Teledyne Technologies, Inc.*	2,068	1,211,931
Trimble, Inc.*	10,274	838,872
Zebra Technologies Corp., Class A*	2,349	698,029

		18,562,835

IT Services (0.8%)
Accenture plc, Class A	27,726	6,837,232
Akamai Technologies, Inc.*	6,427	486,910
Cognizant Technology Solutions Corp., Class A	21,384	1,434,225
EPAM Systems, Inc.*	2,341	352,999
Gartner, Inc.*	3,440	904,273
GoDaddy, Inc., Class A*	6,198	848,072
International Business Machines Corp.	41,466	11,700,047
VeriSign, Inc.	3,655	1,021,828

		23,585,586

Semiconductors & Semiconductor Equipment (12.5%)
Advanced Micro Devices, Inc.*	72,240	11,687,710
Analog Devices, Inc.	22,045	5,416,456
Applied Materials, Inc.	35,722	7,313,722
Broadcom, Inc.	209,372	69,073,916
First Solar, Inc.*	4,672	1,030,316
Intel Corp.*	194,089	6,511,686
KLA Corp.	5,874	6,335,696
Lam Research Corp.	56,338	7,543,658
Microchip Technology, Inc.	24,014	1,542,179
Micron Technology, Inc.	49,818	8,335,548
Monolithic Power Systems, Inc.	2,168	1,995,948
NVIDIA Corp.	1,086,154	202,654,613
NXP Semiconductors NV	11,298	2,572,894
ON Semiconductor Corp.*	18,155	895,223
QUALCOMM, Inc.	48,010	7,986,944
Skyworks Solutions, Inc.	6,891	530,469
Teradyne, Inc.	7,087	975,455
Texas Instruments, Inc.	40,470	7,435,553

		349,837,986

Software (10.3%)
Adobe, Inc.*	18,883	6,660,978
AppLovin Corp., Class A*	12,051	8,659,126
Autodesk, Inc.*	9,621	3,056,303
Cadence Design Systems, Inc.*	12,090	4,246,733
Crowdstrike Holdings, Inc., Class A*	11,058	5,422,622
Datadog, Inc., Class A*	14,537	2,070,069
Fair Isaac Corp.*	1,057	1,581,832
Fortinet, Inc.*	28,531	2,398,887
Gen Digital, Inc.	25,084	712,135
Intuit, Inc.	12,417	8,479,693
Microsoft Corp.	330,883	171,380,850
Oracle Corp.	73,770	20,747,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	101,237	$18,467,654
Palo Alto Networks, Inc.*	29,842	6,076,428
PTC, Inc.*	5,282	1,072,352
Roper Technologies, Inc.	4,812	2,399,696
Salesforce, Inc.	42,556	10,085,772
ServiceNow, Inc.*	9,253	8,515,351
Synopsys, Inc.*	8,318	4,104,018
Tyler Technologies, Inc.*	1,884	985,633
Workday, Inc., Class A*	9,570	2,303,786

		289,426,993

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.#	660,611	168,211,379
Dell Technologies, Inc., Class C	13,565	1,923,110
Hewlett Packard Enterprise Co.	58,076	1,426,347
HP, Inc.	41,218	1,122,366
NetApp, Inc.	8,839	1,047,068
Seagate Technology Holdings plc	9,488	2,239,737
Super Micro Computer, Inc.(x)*	21,911	1,050,413
Western Digital Corp.	15,680	1,882,541

		178,902,961

Total Information Technology		883,274,271

Materials (1.6%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	9,953	2,714,382
Albemarle Corp.(x)	5,041	408,724
CF Industries Holdings, Inc.	7,420	665,574
Corteva, Inc.	30,384	2,054,870
Dow, Inc.	32,564	746,693
DuPont de Nemours, Inc.	18,673	1,454,627
Eastman Chemical Co.	5,028	317,015
Ecolab, Inc.	11,342	3,106,120
International Flavors & Fragrances, Inc.	11,676	718,541
Linde plc	20,873	9,914,675
LyondellBasell Industries NV, Class A	10,871	533,114
Mosaic Co. (The)	14,675	508,929
PPG Industries, Inc.	9,911	1,041,745
Sherwin-Williams Co. (The)	10,353	3,584,830

		27,769,839

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,651	1,670,872
Vulcan Materials Co.	5,922	1,821,726

		3,492,598

Containers & Packaging (0.2%)
Amcor plc	103,683	848,127
Avery Dennison Corp.	3,370	546,513
Ball Corp.	11,755	592,687
International Paper Co.	23,434	1,087,338
Packaging Corp. of America	4,064	885,667
Smurfit WestRock plc	23,222	988,561

		4,948,893

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	64,293	2,521,571
Newmont Corp.	48,897	4,122,506
Nucor Corp.	10,372	1,404,680
Steel Dynamics, Inc.	6,285	876,318

		8,925,075

Total Materials		45,136,405

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	6,787	565,628
Healthpeak Properties, Inc. (REIT)	32,051	613,777
Ventas, Inc. (REIT)	20,141	1,409,669
Welltower, Inc. (REIT)	29,772	5,303,584

		7,892,658

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	29,330	499,196

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	41,163	4,713,987

Office REITs (0.0%)†
BXP, Inc. (REIT)	6,518	484,548

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	13,042	2,054,898
CoStar Group, Inc.*	18,593	1,568,691

		3,623,589

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	6,284	1,213,880
Camden Property Trust (REIT)	4,945	528,027
Equity Residential (REIT)	15,765	1,020,469
Essex Property Trust, Inc. (REIT)	2,953	790,400
Invitation Homes, Inc. (REIT)	25,643	752,109
Mid-America Apartment Communities, Inc. (REIT)	5,200	726,596
UDR, Inc. (REIT)	12,992	484,082

		5,515,563

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	3,577	362,386
Kimco Realty Corp. (REIT)	31,175	681,174
Realty Income Corp. (REIT)	40,453	2,459,138
Regency Centers Corp. (REIT)	7,664	558,705
Simon Property Group, Inc. (REIT)	14,534	2,727,596

		6,788,999

Specialized REITs (0.7%)
American Tower Corp. (REIT)	20,813	4,002,756
Crown Castle, Inc. (REIT)	19,194	1,852,029
Digital Realty Trust, Inc. (REIT)	14,181	2,451,611
Equinix, Inc. (REIT)	4,388	3,436,857
Extra Space Storage, Inc. (REIT)	9,445	1,331,178
Iron Mountain, Inc. (REIT)	13,240	1,349,686
Public Storage (REIT)	6,979	2,015,884
SBA Communications Corp. (REIT)	4,903	947,995
VICI Properties, Inc. (REIT), Class A	47,645	1,553,704
Weyerhaeuser Co. (REIT)	32,362	802,254

		19,743,954

Total Real Estate		49,262,494

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	11,402	768,609
American Electric Power Co., Inc.	23,933	2,692,463
Constellation Energy Corp.	13,888	4,570,124
Duke Energy Corp.	34,503	4,269,746
Edison International	17,437	963,917
Entergy Corp.	19,660	1,832,115
Evergy, Inc.	10,144	771,147
Eversource Energy	16,336	1,162,143
Exelon Corp.	44,545	2,004,971
FirstEnergy Corp.	22,803	1,044,834
NextEra Energy, Inc.	91,668	6,920,017
NRG Energy, Inc.	8,495	1,375,765
PG&E Corp.	98,285	1,482,138
Pinnacle West Capital Corp.	5,470	490,440
PPL Corp.	33,094	1,229,773
Southern Co. (The)	48,834	4,627,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	26,345	$2,124,724

		38,330,924

Gas Utilities (0.0%)†
Atmos Energy Corp.	7,114	1,214,716

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	32,668	429,911
Vistra Corp.	14,177	2,777,558

		3,207,469

Multi-Utilities (0.6%)
Ameren Corp.	12,024	1,255,065
CenterPoint Energy, Inc.	28,851	1,119,419
CMS Energy Corp.	13,156	963,808
Consolidated Edison, Inc.	16,346	1,643,100
Dominion Energy, Inc.	38,356	2,346,236
DTE Energy Co.	9,318	1,317,845
NiSource, Inc.	20,342	880,809
Public Service Enterprise Group, Inc.	21,942	1,831,279
Sempra	29,164	2,624,177
WEC Energy Group, Inc.	14,434	1,653,992

		15,635,730

Water Utilities (0.0%)†
American Water Works Co., Inc.	8,758	1,219,026

Total Utilities		59,607,865

Total Common Stocks (90.7%) (Cost $543,615,191)		2,539,464,102

SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	440,580	440,580
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	84,208,495	84,242,178

Total Investment Companies		84,682,758

Total Short-Term Investments (3.0%) (Cost $84,669,256)		84,682,758

Total Investments in Securities (93.7%) (Cost $628,284,447)		2,624,146,860
Other Assets Less Liabilities (6.3%)		176,928,714

Net Assets (100%)		$2,801,075,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,316,400.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $2,278,722. This was collateralized by $1,889,656 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55 and by cash of $440,580 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	4,713	5,629,904	—	(797,570)	494,453	167,959	5,494,746	79,833	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	781	12/2025	USD	263,148,188	3,184,797

					3,184,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$257,316,538	$—	$—	$257,316,538
Consumer Discretionary	267,588,232	—	—	267,588,232
Consumer Staples	124,592,209	—	—	124,592,209
Energy	73,308,494	—	—	73,308,494
Financials	343,869,544	—	—	343,869,544
Health Care	225,027,320	—	—	225,027,320
Industrials	210,480,730	—	—	210,480,730
Information Technology	883,274,271	—	—	883,274,271
Materials	45,136,405	—	—	45,136,405
Real Estate	49,262,494	—	—	49,262,494
Utilities	59,607,865	—	—	59,607,865
Futures	3,184,797	—	—	3,184,797
Short-Term Investments
Investment Companies	84,682,758	—	—	84,682,758

Total Assets	$2,627,331,657	$—	$—	$2,627,331,657

Total Liabilities	$—	$—	$—	$—

Total	$2,627,331,657	$—	$—	$2,627,331,657

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,041,641,510
Aggregate gross unrealized depreciation	(34,955,351)

Net unrealized appreciation	$2,006,686,159

Federal income tax cost of investments in securities and derivative instruments, if applicable	$620,645,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	21,686	$809,972
Iridium Communications, Inc.	9,357	163,373

		973,345

Entertainment (0.2%)
Warner Music Group Corp., Class A	12,721	433,277

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	23,290	254,094

Media (0.7%)
EchoStar Corp., Class A*	11,609	886,463
New York Times Co. (The), Class A	14,093	808,938
Nexstar Media Group, Inc., Class A(x)	2,526	499,492

		2,194,893

Total Communication Services		3,855,609

Consumer Discretionary (11.1%)
Automobile Components (0.7%)
Autoliv, Inc.	6,115	755,203
Gentex Corp.	19,081	539,992
Goodyear Tire & Rubber Co. (The)*	25,348	189,603
Lear Corp.	4,636	466,428
Visteon Corp.	2,387	286,106

		2,237,332

Automobiles (0.3%)
Harley-Davidson, Inc.(x)	9,826	274,145
Thor Industries, Inc.	4,646	481,744

		755,889

Broadline Retail (0.4%)
Macy’s, Inc.	23,182	415,653
Ollie’s Bargain Outlet Holdings, Inc.*	5,360	688,224

		1,103,877

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	3,477	1,119,038
Graham Holdings Co., Class B	281	330,824
Grand Canyon Education, Inc.*	2,398	526,409
H&R Block, Inc.	11,761	594,754
Service Corp. International	12,370	1,029,431

		3,600,456

Hotels, Restaurants & Leisure (2.6%)
Aramark	23,203	890,995
Boyd Gaming Corp.	5,267	455,332
Cava Group, Inc.*	8,690	524,963
Choice Hotels International, Inc.(x)	1,873	200,242
Churchill Downs, Inc.	5,955	577,695
Hilton Grand Vacations, Inc.*	5,480	229,119
Hyatt Hotels Corp., Class A	3,653	518,470
Light & Wonder, Inc.*	7,377	619,225
Marriott Vacations Worldwide Corp.	2,406	160,143
Planet Fitness, Inc., Class A*	7,377	765,733
Texas Roadhouse, Inc., Class A	5,813	965,830
Travel + Leisure Co.	5,752	342,187
Vail Resorts, Inc.(x)	3,253	486,551
Wingstop, Inc.(x)	2,455	617,874
Wyndham Hotels & Resorts, Inc.	6,702	535,490

		7,889,849

Household Durables (1.7%)
KB Home	5,791	368,539
Somnigroup International, Inc.	18,433	1,554,455
Taylor Morrison Home Corp., Class A*	8,698	574,155
Toll Brothers, Inc.	8,574	1,184,412
TopBuild Corp.*	2,454	959,171
Whirlpool Corp.(x)	4,861	382,075

		5,022,807

Leisure Products (0.4%)
Brunswick Corp.	5,663	358,128
Mattel, Inc.*	28,101	472,940
Polaris, Inc.	4,654	270,537
YETI Holdings, Inc.*	6,954	230,734

		1,332,339

Specialty Retail (3.3%)
Abercrombie & Fitch Co., Class A*	4,148	354,862
AutoNation, Inc.*	2,329	509,515
Bath & Body Works, Inc.	18,593	478,956
Burlington Stores, Inc.*	5,454	1,388,043
Chewy, Inc., Class A*	19,496	788,613
Dick’s Sporting Goods, Inc.	5,828	1,295,098
Five Below, Inc.*	4,811	744,262
Floor & Decor Holdings, Inc., Class A*	9,390	692,043
GameStop Corp., Class A*	35,990	981,807
Gap, Inc. (The)	19,552	418,217
Lithia Motors, Inc., Class A	2,248	710,368
Murphy USA, Inc.	1,546	600,250
Penske Automotive Group, Inc.	1,630	283,473
RH(x)*	1,354	275,079
Valvoline, Inc.*	11,220	402,910

		9,923,496

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	10,495	209,060
Columbia Sportswear Co.	1,921	100,468
Crocs, Inc.(x)*	4,788	400,037
PVH Corp.	4,196	351,499
Under Armour, Inc., Class A*	14,233	71,023
Under Armour, Inc., Class C*	15,124	73,049
VF Corp.(x)	28,753	414,906

		1,620,042

Total Consumer Discretionary		33,486,087

Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	657	138,903
Celsius Holdings, Inc.*	13,997	804,688
Coca-Cola Consolidated, Inc.	5,257	615,910
		1,559,501
Consumer Staples Distribution & Retail (2.7%)
Albertsons Cos., Inc., Class A	36,108	632,251
BJ’s Wholesale Club Holdings, Inc.*	11,598	1,081,513
Casey’s General Stores, Inc.	3,248	1,836,159
Maplebear, Inc.*	15,966	586,910
Performance Food Group Co.*	13,638	1,418,898
Sprouts Farmers Market, Inc.*	8,540	929,152
US Foods Holding Corp.*	19,695	1,509,031

		7,993,914

Food Products (0.7%)
Darling Ingredients, Inc.*	13,863	427,951
Flowers Foods, Inc.	17,462	227,879
Ingredion, Inc.	5,611	685,159
Marzetti Co. (The)	1,668	288,214
Pilgrim’s Pride Corp.	3,685	150,053
Post Holdings, Inc.*	4,127	443,570

		2,222,826

Personal Care Products (0.4%)
BellRing Brands, Inc.*	11,068	402,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coty, Inc., Class A*	34,276	$138,475
e.l.f. Beauty, Inc.*	5,125	678,960

		1,219,757

Total Consumer Staples		12,995,998

Energy (3.6%)
Energy Equipment & Services (0.8%)
NOV, Inc.	33,612	445,359
TechnipFMC plc	35,635	1,405,801
Valaris Ltd.*	5,690	277,501
Weatherford International plc	6,251	427,756

		2,556,417

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	29,636	576,124
Antero Resources Corp.*	25,754	864,304
Chord Energy Corp.	4,932	490,093
Civitas Resources, Inc.(x)	7,270	236,275
CNX Resources Corp.(x)*	12,367	397,228
DT Midstream, Inc.	8,838	999,224
HF Sinclair Corp.	13,918	728,468
Matador Resources Co.	10,261	461,027
Murphy Oil Corp.(x)	11,503	326,800
Ovintiv, Inc.	22,502	908,631
PBF Energy, Inc., Class A	7,164	216,138
Permian Resources Corp.	61,231	783,757
Range Resources Corp.	20,912	787,128
Viper Energy, Inc., Class A	14,614	558,547

		8,333,744

Total Energy		10,890,161

Financials (15.2%)
Banks (6.0%)
Associated Banc-Corp.	14,033	360,788
Bank OZK	9,321	475,185
Cadence Bank	16,230	609,274
Columbia Banking System, Inc.	26,332	677,786
Comerica, Inc.	11,347	777,496
Commerce Bancshares, Inc.	10,924	652,818
Cullen/Frost Bankers, Inc.	5,645	715,617
East West Bancorp, Inc.	12,190	1,297,626
First Financial Bankshares, Inc.	10,777	362,646
First Horizon Corp.	45,387	1,026,200
Flagstar Financial, Inc.	26,433	305,301
FNB Corp.	31,749	511,476
Glacier Bancorp, Inc.	10,204	496,629
Hancock Whitney Corp.	7,448	466,319
Home BancShares, Inc.	16,169	457,583
International Bancshares Corp.	4,728	325,050
Old National Bancorp	30,049	659,576
Pinnacle Financial Partners, Inc.	6,733	631,488
Prosperity Bancshares, Inc.	8,146	540,487
SouthState Bank Corp.	8,847	874,703
Synovus Financial Corp.	12,193	598,432
Texas Capital Bancshares, Inc.*	3,992	337,444
UMB Financial Corp.	6,256	740,398
United Bankshares, Inc.	12,277	456,827
Valley National Bancorp	42,884	454,570
Webster Financial Corp.	14,601	867,883
Western Alliance Bancorp	9,119	790,800
Wintrust Financial Corp.	5,934	785,899
Zions Bancorp NA	13,402	758,285

		18,014,586

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	2,497	595,360
Carlyle Group, Inc. (The)	22,919	1,437,021
Evercore, Inc., Class A	3,388	1,142,840
Federated Hermes, Inc., Class B	7,168	372,234
Hamilton Lane, Inc., Class A	3,708	499,801
Houlihan Lokey, Inc., Class A	5,034	1,033,581
Janus Henderson Group plc	11,774	524,061
Jefferies Financial Group, Inc.	14,781	966,973
Morningstar, Inc.	2,086	483,973
SEI Investments Co.	8,624	731,747
Stifel Financial Corp.	9,549	1,083,525

		8,871,116

Consumer Finance (0.7%)
Ally Financial, Inc.	25,352	993,798
FirstCash Holdings, Inc.	3,552	562,708
SLM Corp.	20,187	558,776

		2,115,282

Financial Services (1.2%)
Equitable Holdings, Inc.‡	7,537	382,729
Essent Group Ltd.	8,604	546,870
Euronet Worldwide, Inc.*	3,472	304,876
MGIC Investment Corp.	20,260	574,776
Shift4 Payments, Inc., Class A(x)*	5,936	459,446
Voya Financial, Inc.	8,867	663,252
Western Union Co. (The)	31,012	247,786
WEX, Inc.*	3,024	476,371

		3,656,106

Insurance (3.8%)
American Financial Group, Inc.	6,040	880,149
Brighthouse Financial, Inc.*	4,911	260,676
CNO Financial Group, Inc.	8,908	352,311
Fidelity National Financial, Inc.	23,313	1,410,203
First American Financial Corp.	9,054	581,629
Hanover Insurance Group, Inc. (The)	3,087	560,692
Kemper Corp.	5,380	277,339
Kinsale Capital Group, Inc.	1,937	823,729
Old Republic International Corp.	19,392	823,578
Primerica, Inc.	2,900	805,011
Reinsurance Group of America, Inc.	5,799	1,114,162
RenaissanceRe Holdings Ltd.	4,165	1,057,619
RLI Corp.	7,538	491,628
Ryan Specialty Holdings, Inc., Class A(x)	9,887	557,231
Selective Insurance Group, Inc.	5,282	428,212
Unum Group	14,455	1,124,310

		11,548,479

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	56,299	1,137,803
Starwood Property Trust, Inc. (REIT)	31,027	600,993

		1,738,796

Total Financials		45,944,365

Health Care (7.8%)
Biotechnology (2.2%)
BioMarin Pharmaceutical, Inc.*	16,828	911,405
Cytokinetics, Inc.*	10,339	568,231
Exelixis, Inc.*	23,556	972,863
Halozyme Therapeutics, Inc.*	10,217	749,315
Neurocrine Biosciences, Inc.*	8,637	1,212,462
Roivant Sciences Ltd.*	35,956	544,014
United Therapeutics Corp.*	3,928	1,646,657

		6,604,947

Health Care Equipment & Supplies (1.1%)
Dentsply Sirona, Inc.	17,825	226,199
Envista Holdings Corp.*	14,752	300,498
Globus Medical, Inc., Class A*	9,862	564,797
Haemonetics Corp.*	4,224	205,878
Lantheus Holdings, Inc.*	5,971	306,252
LivaNova plc*	4,617	241,838
Masimo Corp.*	4,083	602,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	3,402	$861,795

		3,309,704

Health Care Providers & Services (2.1%)
Chemed Corp.	1,248	558,780
Encompass Health Corp.	8,767	1,113,584
Ensign Group, Inc. (The)	4,946	854,520
HealthEquity, Inc.*	7,624	722,527
Hims & Hers Health, Inc.(x)*	18,083	1,025,668
Option Care Health, Inc.*	14,224	394,858
Tenet Healthcare Corp.*	7,724	1,568,281

		6,238,218

Health Care Technology (0.3%)
Doximity, Inc., Class A*	11,907	870,997

Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	59,739	745,543
Bio-Rad Laboratories, Inc., Class A*	1,599	448,344
Bruker Corp.	9,868	320,611
Illumina, Inc.*	13,484	1,280,576
Medpace Holdings, Inc.*	1,940	997,470
Repligen Corp.*	4,629	618,758
Sotera Health Co.*	15,426	242,651

		4,653,953

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.(x)*	43,502	876,130
Jazz Pharmaceuticals plc*	5,284	696,431
Perrigo Co. plc	11,856	264,033
		1,836,594

Total Health Care		23,514,413

Industrials (20.8%)
Aerospace & Defense (2.7%)
AeroVironment, Inc.*	2,783	876,339
ATI, Inc.*	12,066	981,448
BWX Technologies, Inc.	8,006	1,476,066
Curtiss-Wright Corp.	3,289	1,785,730
Hexcel Corp.	6,832	428,366
Kratos Defense & Security Solutions, Inc.*	14,640	1,337,657
Woodward, Inc.	5,262	1,329,760

		8,215,366

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	10,066	532,391

Building Products (1.9%)
AAON, Inc.	5,891	550,455
Advanced Drainage Systems, Inc.	6,249	866,736
Carlisle Cos., Inc.	3,734	1,228,337
Fortune Brands Innovations, Inc.	10,462	558,566
Owens Corning	7,326	1,036,336
Simpson Manufacturing Co., Inc.	3,616	605,535
Trex Co., Inc.*	9,289	479,963
UFP Industries, Inc.	5,158	482,221

		5,808,149

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	3,668	428,643
Clean Harbors, Inc.*	4,463	1,036,398
MSA Safety, Inc.	3,181	547,355
RB Global, Inc.	16,262	1,762,150
Tetra Tech, Inc.	23,035	768,908

		4,543,454

Construction & Engineering (2.5%)
AECOM	11,607	1,514,365
API Group Corp.*	32,631	1,121,527
Comfort Systems USA, Inc.	3,079	2,540,729
Fluor Corp.*	14,167	596,006
MasTec, Inc.*	5,392	1,147,472
Valmont Industries, Inc.	1,733	671,936

		7,592,035

Electrical Equipment (1.6%)
Acuity, Inc.	2,668	918,832
EnerSys	3,250	367,120
NEXTracker, Inc., Class A*	12,762	944,260
nVent Electric plc	14,090	1,389,838
Regal Rexnord Corp.	5,827	835,825
Sensata Technologies Holding plc	12,741	389,238

		4,845,113

Ground Transportation (1.3%)
Avis Budget Group, Inc.(x)*	1,491	239,417
Knight-Swift Transportation Holdings, Inc., Class A	14,174	560,015
Landstar System, Inc.	2,907	356,282
Ryder System, Inc.	3,612	681,367
Saia, Inc.*	2,330	697,509
XPO, Inc.*	10,318	1,333,808

		3,868,398

Machinery (4.6%)
AGCO Corp.	5,505	589,420
Chart Industries, Inc.*	3,873	775,181
CNH Industrial NV	79,761	865,407
Crane Co.	4,299	791,618
Donaldson Co., Inc.	9,784	800,820
Esab Corp.	4,935	551,437
Flowserve Corp.	11,385	604,999
Graco, Inc.	14,147	1,201,929
ITT, Inc.	6,769	1,210,026
Lincoln Electric Holdings, Inc.	4,856	1,145,191
Middleby Corp. (The)*	4,012	533,315
Mueller Industries, Inc.	9,789	989,766
Oshkosh Corp.	5,608	727,358
RBC Bearings, Inc.*	2,808	1,095,934
Terex Corp.	5,863	300,772
Timken Co. (The)	5,516	414,693
Toro Co. (The)	8,550	651,510
Watts Water Technologies, Inc., Class A	2,375	663,290

		13,912,666

Marine Transportation (0.1%)
Kirby Corp.*	4,927	411,158

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	9,970	496,306
American Airlines Group, Inc.*	58,632	659,024

		1,155,330

Professional Services (2.4%)
CACI International, Inc., Class A*	1,928	961,648
Concentrix Corp.(x)	3,819	176,247
ExlService Holdings, Inc.*	14,057	618,930
Exponent, Inc.	4,323	300,362
FTI Consulting, Inc.*	2,782	449,710
Genpact Ltd.	14,207	595,131
Insperity, Inc.	3,127	153,848
KBR, Inc.	11,310	534,850
Maximus, Inc.	4,897	447,439
Parsons Corp.(x)*	4,608	382,095
Paylocity Holding Corp.*	3,896	620,516
Science Applications International Corp.	4,150	412,386
TransUnion	16,715	1,400,383

		7,053,545

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,357	876,345
Core & Main, Inc., Class A*	16,685	898,154
GATX Corp.	3,071	536,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	3,811	$351,145
Watsco, Inc.	3,056	1,235,541
WESCO International, Inc.	4,218	892,107

		4,790,103

Total Industrials		62,727,708

Information Technology (12.0%)
Communications Equipment (0.9%)
Ciena Corp.*	12,293	1,790,722
Lumentum Holdings, Inc.(x)*	6,134	998,063

		2,788,785

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	4,508	545,468
Avnet, Inc.	7,386	386,140
Belden, Inc.	3,411	410,241
Cognex Corp.	14,609	661,788
Coherent Corp.*	13,653	1,470,701
Crane NXT Co.	4,329	290,346
Fabrinet*	3,195	1,164,961
Flex Ltd.*	32,597	1,889,648
IPG Photonics Corp.*	2,250	178,178
Littelfuse, Inc.	2,227	576,815
Novanta, Inc.*	3,156	316,073
TD SYNNEX Corp.	6,732	1,102,365
Vontier Corp.	12,989	545,148

		9,537,872

IT Services (1.2%)
ASGN, Inc.*	3,813	180,545
Kyndryl Holdings, Inc.*	20,289	609,279
Okta, Inc.*	14,924	1,368,531
Twilio, Inc., Class A*	13,422	1,343,408

		3,501,763

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	11,000	321,200
Amkor Technology, Inc.	10,069	285,960
Cirrus Logic, Inc.*	4,410	552,529
Entegris, Inc.	13,262	1,226,204
Lattice Semiconductor Corp.*	11,944	875,734
MACOM Technology Solutions Holdings, Inc.*	5,503	685,068
MKS, Inc.	5,888	728,758
Onto Innovation, Inc.*	4,277	552,674
Power Integrations, Inc.	4,786	192,445
Rambus, Inc.*	9,393	978,751
Silicon Laboratories, Inc.*	2,843	372,802
Synaptics, Inc.*	3,420	233,723
Universal Display Corp.	3,851	553,119

		7,558,967

Software (3.5%)
Appfolio, Inc., Class A*	1,999	551,044
BILL Holdings, Inc.*	7,880	417,404
Blackbaud, Inc.*	3,136	201,676
Commvault Systems, Inc.*	3,901	736,431
Docusign, Inc.*	17,601	1,268,856
Dolby Laboratories, Inc., Class A	5,119	370,462
Dropbox, Inc., Class A*	16,227	490,218
Dynatrace, Inc.*	26,353	1,276,803
Guidewire Software, Inc.*	7,355	1,690,620
Manhattan Associates, Inc.*	5,275	1,081,270
Nutanix, Inc., Class A*	23,279	1,731,725
Pegasystems, Inc.	8,026	461,495
Qualys, Inc.*	2,989	395,534

		10,673,538

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	27,119	2,272,843

Total Information Technology		36,333,768

Materials (4.9%)
Chemicals (1.3%)
Ashland, Inc.	3,874	185,603
Avient Corp.	7,901	260,338
Axalta Coating Systems Ltd.*	18,882	540,403
Cabot Corp.	4,645	353,252
NewMarket Corp.	676	559,870
Olin Corp.	9,709	242,628
RPM International, Inc.	11,253	1,326,504
Scotts Miracle-Gro Co. (The)	3,860	219,827
Westlake Corp.	2,891	222,780

		3,911,205

Construction Materials (0.4%)
Eagle Materials, Inc.	2,845	662,999
Knife River Corp.*	5,049	388,117

		1,051,116

Containers & Packaging (1.0%)
AptarGroup, Inc.	5,773	771,619
Crown Holdings, Inc.	10,183	983,576
Graphic Packaging Holding Co.	26,844	525,337
Greif, Inc., Class A	2,397	143,245
Silgan Holdings, Inc.	7,534	324,037
Sonoco Products Co.	8,585	369,928

		3,117,742

Metals & Mining (2.0%)
Alcoa Corp.	22,781	749,267
Carpenter Technology Corp.	4,370	1,073,010
Cleveland-Cliffs, Inc.*	43,570	531,554
Commercial Metals Co.	9,704	555,845
MP Materials Corp.*	11,777	789,883
Reliance, Inc.	4,603	1,292,661
Royal Gold, Inc.	5,660	1,135,283

		6,127,503

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,506	489,153

Total Materials		14,696,719

Real Estate (6.0%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	19,179	1,295,925

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	30,214	544,758
Omega Healthcare Investors, Inc. (REIT)	25,653	1,083,070
Sabra Health Care REIT, Inc. (REIT)	21,484	400,462

		2,028,290

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	18,367	203,506

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	4,609	780,119
First Industrial Realty Trust, Inc. (REIT)	11,332	583,258
Rexford Industrial Realty, Inc. (REIT)	20,125	827,339
STAG Industrial, Inc. (REIT)	16,312	575,651

		2,766,367

Office REITs (0.6%)
COPT Defense Properties (REIT)	9,337	271,333
Cousins Properties, Inc. (REIT)	14,215	411,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kilroy Realty Corp. (REIT)(x)	9,335	$394,404
Vornado Realty Trust (REIT)	14,219	576,296

		1,653,415

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	4,152	1,238,459

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	28,760	956,270
Equity LifeStyle Properties, Inc. (REIT)	17,046	1,034,692
Independence Realty Trust, Inc. (REIT)	20,538	336,618

		2,327,580

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	9,519	676,229
Brixmor Property Group, Inc. (REIT)	26,875	743,900
Kite Realty Group Trust (REIT)	18,746	418,036
NNN REIT, Inc. (REIT)	16,463	700,830

		2,538,995

Specialized REITs (1.3%)
CubeSmart (REIT)	19,886	808,565
EPR Properties (REIT)	6,627	384,432
Gaming and Leisure Properties, Inc. (REIT)	24,702	1,151,360
Lamar Advertising Co. (REIT), Class A	7,675	939,574
National Storage Affiliates Trust (REIT)	6,219	187,938
PotlatchDeltic Corp. (REIT)	6,128	249,716
Rayonier, Inc. (REIT)	12,279	325,885

		4,047,470

Total Real Estate		18,100,007

Utilities (3.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	4,840	321,376
IDACORP, Inc.	4,769	630,223
OGE Energy Corp.	18,458	854,052
Portland General Electric Co.	9,774	430,056
TXNM Energy, Inc.	8,434	476,943

		2,712,650

Gas Utilities (1.0%)
National Fuel Gas Co.	8,050	743,579
New Jersey Resources Corp.	8,955	431,183
ONE Gas, Inc.	5,215	422,102
Southwest Gas Holdings, Inc.	5,476	428,990
Spire, Inc.	5,183	422,518
UGI Corp.	19,182	637,993

		3,086,365

Independent Power and Renewable Electricity Producers (0.8%)
Ormat Technologies, Inc.	5,185	499,056
Talen Energy Corp.*	4,008	1,704,923

		2,203,979

Multi-Utilities (0.2%)
Black Hills Corp.	6,229	383,644
Northwestern Energy Group, Inc.	5,304	310,868

		694,512

Water Utilities (0.3%)
Essential Utilities, Inc.	24,028	958,717

Total Utilities		9,656,223

Total Common Stocks (90.2%) (Cost $177,645,110)		272,201,058

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	7,393	482,467

Total Exchange Traded Funds (0.1%) (Cost $476,417)		482,467

SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,499,325	1,499,325
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	17,088,807	17,095,642

Total Investment Companies		18,594,967

Total Short-Term Investments (6.2%) (Cost $18,591,914)		18,594,967

Total Investments in Securities (96.5%) (Cost $196,713,441)		291,278,492
Other Assets Less Liabilities (3.5%)		10,415,429

Net Assets (100%)		$301,693,921

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $6,701,531. This was collateralized by $5,451,285 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/9/25 – 5/15/55 and by cash of $1,499,325 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	7,537	379,294	32,667	(63,515)	13,691	20,592	382,729	6,243	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	88	12/2025	USD	28,918,560	(345,796)

					(345,796)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,855,609	$—	$—	$3,855,609
Consumer Discretionary	33,486,087	—	—	33,486,087
Consumer Staples	12,995,998	—	—	12,995,998
Energy	10,890,161	—	—	10,890,161
Financials	45,944,365	—	—	45,944,365
Health Care	23,514,413	—	—	23,514,413
Industrials	62,727,708	—	—	62,727,708
Information Technology	36,333,768	—	—	36,333,768
Materials	14,696,719	—	—	14,696,719
Real Estate	18,100,007	—	—	18,100,007
Utilities	9,656,223	—	—	9,656,223
Exchange Traded Funds	482,467	—	—	482,467
Short-Term Investments
Investment Companies	18,594,967	—	—	18,594,967

Total Assets	$291,278,492	$—	$—	$291,278,492

Liabilities:
Futures	$(345,796)	$—	$—	$(345,796)

Total Liabilities	$(345,796)	$—	$—	$(345,796)

Total	$290,932,696	$—	$—	$290,932,696

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,468,923
Aggregate gross unrealized depreciation	(15,901,324)

Net unrealized appreciation	$95,567,599

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,365,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	4,135	$88,778
ATN International, Inc.	4,146	62,066
Bandwidth, Inc., Class A*	7,440	124,025
Cogent Communications Holdings, Inc.(x)	13,052	500,544
Globalstar, Inc.(x)*	15,934	579,838
IDT Corp., Class B	5,183	271,123
Liberty Latin America Ltd., Class A*	11,021	91,364
Liberty Latin America Ltd., Class C*	40,967	345,762
Lumen Technologies, Inc.*	298,530	1,827,004
Shenandoah Telecommunications Co.	16,503	221,470
Uniti Group, Inc.(x)	44,101	269,898

		4,381,872

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	137,312	398,205
Atlanta Braves Holdings, Inc., Class A*	2,550	115,949
Atlanta Braves Holdings, Inc., Class C*	13,719	570,573
Cinemark Holdings, Inc.	32,270	904,205
CuriosityStream, Inc.	7,412	39,284
Eventbrite, Inc., Class A*	33,069	83,334
Gaia, Inc., Class A*	3,563	21,093
Golden Matrix Group, Inc.(x)*	8,475	9,577
IMAX Corp.*	13,481	441,503
Lionsgate Studios Corp.*	61,226	422,459
Madison Square Garden Entertainment Corp., Class A*	12,787	578,484
Marcus Corp. (The)	7,665	118,884
Playstudios, Inc.*	24,139	23,236
Playtika Holding Corp.	25,992	101,109
Reservoir Media, Inc.(x)*	8,741	71,152
Sphere Entertainment Co.(x)*	8,928	554,607
Starz Entertainment Corp.	3,319	48,889
Vivid Seats, Inc., Class A*	1,267	21,057

		4,523,600

Interactive Media & Services (0.6%)
Angi, Inc., Class A*	12,987	211,169
Arena Group Holdings, Inc. (The)*	2,884	15,775
Bumble, Inc., Class A*	16,111	98,116
Cargurus, Inc., Class A*	25,948	966,044
Cars.com, Inc.*	18,649	227,891
EverQuote, Inc., Class A*	8,046	184,012
fuboTV, Inc.(x)*	106,921	443,722
Getty Images Holdings, Inc.(x)*	43,672	86,470
Grindr, Inc.*	10,192	153,084
MediaAlpha, Inc., Class A*	10,287	117,066
Nextdoor Holdings, Inc.*	66,700	139,403
QuinStreet, Inc.*	18,057	279,342
Rumble, Inc.(x)*	30,817	223,115
Shutterstock, Inc.	7,759	161,775
Teads Holding Co.(x)*	10,844	17,893
Travelzoo*	1,404	13,801
TripAdvisor, Inc.(x)*	36,703	596,791
TrueCar, Inc.*	28,020	51,557
Vimeo, Inc.*	42,327	328,034
Webtoon Entertainment, Inc.(x)*	7,588	147,283
Yelp, Inc., Class A*	19,639	612,737
Ziff Davis, Inc.*	13,191	502,577
ZipRecruiter, Inc., Class A*	21,301	89,890

		5,667,547

Media (0.9%)
Advantage Solutions, Inc.(x)*	39,903	61,052
Altice USA, Inc., Class A*	84,947	204,722
AMC Networks, Inc., Class A*	12,594	103,775
Boston Omaha Corp., Class A(x)*	7,504	98,152
Cable One, Inc.	1,742	308,421
EchoStar Corp., Class A(x)*	43,128	3,293,254
Emerald Holding, Inc.(x)	10,478	53,333
Entravision Communications Corp., Class A	25,751	60,000
EW Scripps Co. (The), Class A*	14,874	36,590
Gambling.com Group Ltd.*	6,753	55,240
Gannett Co., Inc.*	44,863	185,284
Gray Media, Inc.	27,609	159,580
Ibotta, Inc., Class A(x)*	4,531	126,188
iHeartMedia, Inc., Class A*	25,642	73,593
Integral Ad Science Holding Corp.*	23,859	242,646
John Wiley & Sons, Inc., Class A	12,783	517,328
Magnite, Inc.*	43,915	956,469
National CineMedia, Inc.	19,896	89,731
Newsmax, Inc., Class B*	5,455	67,642
Nexxen International Ltd.*	8,749	80,928
PubMatic, Inc., Class A*	9,784	81,011
Scholastic Corp.	4,380	119,924
Sinclair, Inc.	12,079	182,393
Stagwell, Inc., Class A(x)*	34,925	196,628
TechTarget, Inc.(x)*	9,320	54,149
TEGNA, Inc.	50,808	1,032,927
Thryv Holdings, Inc.*	11,929	143,864
WideOpenWest, Inc.*	17,475	90,171

		8,674,995

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,187	199,176
Spok Holdings, Inc.	6,131	105,760
Telephone and Data Systems, Inc.	31,658	1,242,260

		1,547,196

Total Communication Services		24,795,210

Consumer Discretionary (8.9%)
Automobile Components (1.2%)
Adient plc*	25,879	623,166
American Axle & Manufacturing Holdings, Inc.*	39,997	240,382
Cooper-Standard Holdings, Inc.*	5,425	200,345
Dana, Inc.	41,841	838,494
Dorman Products, Inc.*	8,721	1,359,429
Fox Factory Holding Corp.*	13,496	327,818
Garrett Motion, Inc.	42,020	572,312
Gentherm, Inc.*	9,940	338,556
Goodyear Tire & Rubber Co. (The)*	79,412	594,002
Holley, Inc.*	11,547	36,258
LCI Industries	7,778	724,521
Luminar Technologies, Inc., Class A(x)*	9,118	17,415
Modine Manufacturing Co.*	16,596	2,359,287
Motorcar Parts of America, Inc.*	2,805	46,395
Patrick Industries, Inc.(x)	10,346	1,070,087
Phinia, Inc.	12,149	698,325
Solid Power, Inc.*	46,088	159,925
Standard Motor Products, Inc.	7,218	294,639
Strattec Security Corp.*	887	60,369
Visteon Corp.	8,752	1,049,015
XPEL, Inc.(m)*	7,625	252,159

		11,862,899

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	19,785	25,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Livewire Group, Inc.(x)*	19,112	$90,782
Winnebago Industries, Inc.	8,825	295,108

		411,610

Broadline Retail (0.1%)
Groupon, Inc.(x)*	7,802	182,176
Kohl’s Corp.	34,756	534,200
Savers Value Village, Inc.(x)*	12,396	164,247

		880,623

Distributors (0.1%)
A-Mark Precious Metals, Inc.	6,018	155,686
GigaCloud Technology, Inc., Class A*	8,095	229,898
Weyco Group, Inc.	1,872	56,328

		441,912

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	11,023	1,702,502
American Public Education, Inc.*	5,746	226,795
Carriage Services, Inc., Class A	4,504	200,608
Coursera, Inc.*	44,566	521,868
European Wax Center, Inc., Class A*	12,780	50,992
Frontdoor, Inc.*	23,547	1,584,478
Graham Holdings Co., Class B	1,030	1,212,629
KinderCare Learning Cos., Inc.*	9,910	65,803
Laureate Education, Inc.*	40,323	1,271,788
Lincoln Educational Services Corp.*	10,299	242,027
Matthews International Corp., Class A(x)	9,845	239,037
McGraw Hill, Inc.*	4,597	57,692
Mister Car Wash, Inc.*	21,964	117,068
Nerdy, Inc.(x)*	19,763	24,901
OneSpaWorld Holdings Ltd.	29,060	614,328
Perdoceo Education Corp.	19,493	734,106
Strategic Education, Inc.	7,248	623,401
Stride, Inc.*	13,548	2,017,839
Udemy, Inc.*	31,235	218,957
Universal Technical Institute, Inc.*	14,555	473,765
Zspace, Inc.*	1,077	1,055

		12,201,639

Hotels, Restaurants & Leisure (1.6%)
Accel Entertainment, Inc., Class A*	18,436	204,086
Bally’s Corp.*	1,560	17,316
Biglari Holdings, Inc., Class B*	161	52,108
BJ’s Restaurants, Inc.*	6,875	209,894
Bloomin’ Brands, Inc.	26,621	190,872
Brightstar Lottery plc(x)	36,376	627,486
Brinker International, Inc.*	14,061	1,781,247
Cheesecake Factory, Inc. (The)(x)	14,879	812,988
Cracker Barrel Old Country Store, Inc.(x)	7,179	316,307
Dave & Buster’s Entertainment, Inc.(x)*	6,079	110,395
Denny’s Corp.*	10,939	57,211
Dine Brands Global, Inc.	3,502	86,569
El Pollo Loco Holdings, Inc.*	8,167	79,220
First Watch Restaurant Group, Inc.*	13,573	212,282
Genius Sports Ltd.*	69,686	862,713
Global Business Travel Group I*	34,405	277,992
Golden Entertainment, Inc.	6,340	149,497
Hilton Grand Vacations, Inc.*	18,029	753,792
Inspired Entertainment, Inc.*	6,729	63,118
Jack in the Box, Inc.(x)	6,064	119,885
Krispy Kreme, Inc.	27,709	107,234
Kura Sushi USA, Inc., Class A*	1,563	92,858
Life Time Group Holdings, Inc.*	43,172	1,191,547
Lindblad Expeditions Holdings, Inc.*	9,156	117,197
Marriott Vacations Worldwide Corp.	9,121	607,094
Monarch Casino & Resort, Inc.	3,802	402,404
Nathan’s Famous, Inc.	840	93,022
Papa John’s International, Inc.	10,791	519,587
Portillo’s, Inc., Class A(x)*	18,249	117,706
Potbelly Corp.*	6,001	102,257
Pursuit Attractions and Hospitality, Inc.*	6,978	252,464
RCI Hospitality Holdings, Inc.	1,890	57,664
Red Rock Resorts, Inc., Class A	15,422	941,667
Rush Street Interactive, Inc.*	28,566	585,032
Sabre Corp.(x)*	119,312	218,341
Serve Robotics, Inc.(x)*	15,211	176,904
Shake Shack, Inc., Class A*	12,349	1,155,990
Six Flags Entertainment Corp.(x)*	30,465	692,165
Super Group SGHC Ltd.	51,254	676,553
Sweetgreen, Inc., Class A(x)*	33,540	267,649
Target Hospitality Corp.*	11,795	100,022
United Parks & Resorts, Inc.(x)*	9,173	474,244
Xponential Fitness, Inc., Class A*	5,884	45,836

		15,980,415

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	1,514	23,679
Beazer Homes USA, Inc.*	9,123	223,970
Cavco Industries, Inc.*	2,445	1,419,885
Century Communities, Inc.	7,858	497,962
Champion Homes, Inc.*	17,790	1,358,622
Cricut, Inc., Class A	10,853	68,265
Dream Finders Homes, Inc., Class A(x)*	9,627	249,532
Ethan Allen Interiors, Inc.	7,635	224,927
Flexsteel Industries, Inc.	886	41,066
Green Brick Partners, Inc.*	10,069	743,696
Hamilton Beach Brands Holding Co., Class A	1,755	25,219
Helen of Troy Ltd.*	5,309	133,787
Hovnanian Enterprises, Inc., Class A*	1,597	205,199
Installed Building Products, Inc.(x)	7,392	1,823,311
KB Home	20,671	1,315,502
La-Z-Boy, Inc.	14,025	481,338
Legacy Housing Corp.*	1,965	54,057
Leggett & Platt, Inc.	42,838	380,401
LGI Homes, Inc.*	6,944	359,074
Lovesac Co. (The)(x)*	2,973	50,333
M/I Homes, Inc.*	8,497	1,227,307
Meritage Homes Corp.	22,371	1,620,332
Sonos, Inc.*	36,274	573,129
Taylor Morrison Home Corp., Class A*	31,020	2,047,630
Traeger, Inc.*	9,475	11,560
Tri Pointe Homes, Inc.*	27,056	919,092

		16,078,875

Leisure Products (0.4%)
Acushnet Holdings Corp.	8,713	683,883
American Outdoor Brands, Inc.*	2,642	22,933
Clarus Corp.	8,706	30,471
Escalade, Inc.	2,626	33,009
Funko, Inc., Class A*	14,117	48,562
JAKKS Pacific, Inc.	2,698	50,534
Johnson Outdoors, Inc., Class A	1,968	79,487
Latham Group, Inc.*	10,306	78,429
Malibu Boats, Inc., Class A*	6,395	207,518
Marine Products Corp.	4,530	40,181
MasterCraft Boat Holdings, Inc.*	5,584	119,833
Outdoor Holding Co.(x)*	33,475	49,543
Peloton Interactive, Inc., Class A*	118,154	1,063,386
Polaris, Inc.	16,801	976,642
Smith & Wesson Brands, Inc.	13,563	133,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.	5,046	$219,350
Topgolf Callaway Brands Corp.*	40,075	380,712

		4,217,797

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A(x)*	8,528	39,229
Abercrombie & Fitch Co., Class A*	14,800	1,266,140
Academy Sports & Outdoors, Inc.	20,723	1,036,564
Advance Auto Parts, Inc.(x)	19,072	1,171,021
American Eagle Outfitters, Inc.(x)	49,999	855,483
America’s Car-Mart, Inc.*	2,271	66,336
Arhaus, Inc., Class A*	11,410	121,288
Arko Corp.(x)	24,582	112,340
Asbury Automotive Group, Inc.*	6,227	1,522,190
BARK, Inc.*	38,084	31,640
Barnes & Noble Education, Inc.*	3,413	33,959
Bed Bath & Beyond, Inc.(x)*	12,761	124,930
Boot Barn Holdings, Inc.*	9,796	1,623,393
Buckle, Inc. (The)	10,365	608,011
Build-A-Bear Workshop, Inc.(x)	4,002	260,970
Caleres, Inc.	10,610	138,354
Camping World Holdings, Inc., Class A	19,115	301,826
Citi Trends, Inc.*	1,909	59,236
Designer Brands, Inc., Class A(x)	11,385	40,303
Envela Corp.*	988	7,716
EVgo, Inc., Class A*	42,116	199,209
Genesco, Inc.*	2,358	68,358
Group 1 Automotive, Inc.	4,030	1,763,165
Haverty Furniture Cos., Inc.	4,519	99,102
J Jill, Inc.	2,226	38,176
Lands’ End, Inc.*	4,006	56,485
MarineMax, Inc.(x)*	4,200	106,386
Monro, Inc.	9,614	172,764
National Vision Holdings, Inc.*	25,662	749,074
ODP Corp. (The)*	8,983	250,176
OneWater Marine, Inc., Class A*	2,740	43,402
Petco Health & Wellness Co., Inc., Class A(x)*	32,134	124,359
RealReal, Inc. (The)(x)*	31,024	329,785
Revolve Group, Inc., Class A*	13,722	292,279
Sally Beauty Holdings, Inc.*	31,917	519,609
Shoe Carnival, Inc.	6,234	129,605
Signet Jewelers Ltd.(x)	12,920	1,239,286
Sleep Number Corp.(x)*	4,671	32,790
Sonic Automotive, Inc., Class A	4,785	364,091
Stitch Fix, Inc., Class A*	33,820	147,117
ThredUp, Inc., Class A*	28,100	265,545
Tile Shop Holdings, Inc.*	8,974	54,293
Torrid Holdings, Inc.(x)*	9,797	17,145
Upbound Group, Inc.	17,483	413,123
Urban Outfitters, Inc.*	19,658	1,404,171
Victoria’s Secret & Co.*	21,100	572,654
Warby Parker, Inc., Class A*	30,188	832,585
Winmark Corp.	966	480,846
Zumiez, Inc.*	3,418	67,027

		20,253,536

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	34,015	677,579
Carter’s, Inc.(x)	11,397	321,623
Ermenegildo Zegna NV(x)	19,789	187,006
Figs, Inc., Class A*	34,676	231,983
G-III Apparel Group Ltd.*	12,034	320,225
Hanesbrands, Inc.*	109,877	724,089
Kontoor Brands, Inc.	17,276	1,378,107
Lakeland Industries, Inc.(x)	2,010	29,748
Movado Group, Inc.	3,976	75,425
Oxford Industries, Inc.	4,767	193,254
Rocky Brands, Inc.	2,079	61,933
Steven Madden Ltd.(x)	22,275	745,767
Superior Group of Cos., Inc.	4,753	50,952
Wolverine World Wide, Inc.	25,420	697,525

		5,695,216

Total Consumer Discretionary		88,024,522

Consumer Staples (1.8%)
Beverages (0.1%)
MGP Ingredients, Inc.	4,669	112,943
National Beverage Corp.*	7,653	282,549
Vita Coco Co., Inc. (The)*	13,815	586,723
Zevia PBC, Class A*	14,036	38,178

		1,020,393

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	10,514	418,562
Chefs’ Warehouse, Inc. (The)*	11,477	669,454
Grocery Outlet Holding Corp.*	30,464	488,947
Guardian Pharmacy Services, Inc., Class A*	6,534	171,387
HF Foods Group, Inc.*	12,584	34,732
Ingles Markets, Inc., Class A	4,666	324,567
Natural Grocers by Vitamin Cottage, Inc.	2,830	113,200
PriceSmart, Inc.	7,698	932,921
United Natural Foods, Inc.*	18,510	696,346
Village Super Market, Inc., Class A	3,165	118,244
Weis Markets, Inc.	5,322	382,492

		4,350,852

Food Products (0.7%)
Alico, Inc.	1,764	61,140
B&G Foods, Inc.(x)	25,623	113,510
Beyond Meat, Inc.(x)*	23,482	44,381
BRC, Inc., Class A(x)*	29,751	46,412
Calavo Growers, Inc.	4,142	106,615
Cal-Maine Foods, Inc.	14,516	1,365,956
Dole plc	23,356	313,905
Forafric Global plc(x)*	1,534	13,330
Fresh Del Monte Produce, Inc.	10,767	373,830
Hain Celestial Group, Inc. (The)*	29,228	46,180
J & J Snack Foods Corp.	4,974	477,952
John B Sanfilippo & Son, Inc.	2,610	167,771
Lifeway Foods, Inc.*	3,112	86,389
Limoneira Co.	4,943	73,404
Mama’s Creations, Inc.*	7,445	78,247
Marzetti Co. (The)	6,284	1,085,812
Mission Produce, Inc.*	13,866	166,669
Seneca Foods Corp., Class A*	1,421	153,383
Simply Good Foods Co. (The)*	27,578	684,486
SunOpta, Inc.*	30,332	177,745
Tootsie Roll Industries, Inc.	5,618	235,507
TreeHouse Foods, Inc.*	16,265	328,716
Utz Brands, Inc.	22,514	273,545
Vital Farms, Inc.*	11,062	455,201
Westrock Coffee Co.(x)*	14,492	70,431

		7,000,517

Household Products (0.3%)
Central Garden & Pet Co.*	3,041	99,289
Central Garden & Pet Co., Class A*	15,882	468,995
Energizer Holdings, Inc.	20,837	518,633
Oil-Dri Corp. of America	3,169	193,436
Spectrum Brands Holdings, Inc.	7,486	393,239
WD-40 Co.	4,147	819,447

		2,493,039

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	44,077	87,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Edgewell Personal Care Co.	13,935	$283,717
FitLife Brands, Inc.*	631	12,551
Herbalife Ltd.(x)*	32,405	273,498
Honest Co., Inc. (The)(x)*	29,527	108,659
Interparfums, Inc.	5,355	526,825
Lifevantage Corp.	3,413	33,208
Medifast, Inc.(x)*	2,503	34,216
Nature’s Sunshine Products, Inc.*	5,144	79,835
Nu Skin Enterprises, Inc., Class A	16,897	205,974
Olaplex Holdings, Inc.*	47,079	61,674
USANA Health Sciences, Inc.*	3,544	97,637
Waldencast plc, Class A(x)*	13,718	27,162

		1,832,669

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	9,255	23,693
Turning Point Brands, Inc.	5,321	526,034
Universal Corp.	7,759	433,495

		983,222

Total Consumer Staples		17,680,692

Energy (4.4%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	52,585	1,383,511
Aris Water Solutions, Inc., Class A	9,557	235,676
Atlas Energy Solutions, Inc.(x)	24,405	277,485
Borr Drilling Ltd.(x)	76,728	206,398
Bristow Group, Inc., Class A*	9,150	330,132
Cactus, Inc., Class A	22,160	874,655
Core Laboratories, Inc.	10,853	134,143
DMC Global, Inc.*	5,431	45,892
Energy Services of America Corp.	2,664	27,572
Expro Group Holdings NV*	32,293	383,641
Flowco Holdings, Inc., Class A	6,414	95,248
Forum Energy Technologies, Inc.*	3,278	87,555
Helix Energy Solutions Group, Inc.*	47,087	308,891
Helmerich & Payne, Inc.	31,448	694,686
Innovex International, Inc.*	11,458	212,431
Kodiak Gas Services, Inc.(x)	21,092	779,771
Liberty Energy, Inc., Class A	51,562	636,275
Mammoth Energy Services, Inc.*	6,257	14,329
Nabors Industries Ltd.(x)*	4,127	168,671
National Energy Services Reunited Corp.*	19,370	198,736
Natural Gas Services Group, Inc.	3,942	110,337
Noble Corp. plc	39,973	1,130,436
Oceaneering International, Inc.*	31,047	769,345
Oil States International, Inc.*	13,871	84,058
Patterson-UTI Energy, Inc.	114,705	594,172
ProFrac Holding Corp., Class A*	9,639	35,664
ProPetro Holding Corp.*	18,256	95,662
Ranger Energy Services, Inc., Class A	5,719	80,295
RPC, Inc.	20,851	99,251
SEACOR Marine Holdings, Inc.(x)*	8,110	52,634
Seadrill Ltd.*	20,534	620,332
Select Water Solutions, Inc., Class A	30,067	321,416
Solaris Energy Infrastructure, Inc., Class A	11,690	467,249
TETRA Technologies, Inc.*	40,555	233,191
Tidewater, Inc.*	15,926	849,334
Transocean Ltd.(x)*	260,455	812,620
Valaris Ltd.*	19,505	951,259

		14,402,953

Oil, Gas & Consumable Fuels (2.9%)
Ardmore Shipping Corp.(x)	12,022	142,701
Berry Corp.	18,541	70,085
BKV Corp.*	6,196	143,313
California Resources Corp.	21,372	1,136,563
Calumet, Inc.(x)*	22,023	401,920
Centrus Energy Corp., Class A(x)*	4,929	1,528,335
Clean Energy Fuels Corp.*	55,051	142,032
CNX Resources Corp.(x)*	44,028	1,414,179
Comstock Resources, Inc.(x)*	23,750	470,962
Core Natural Resources, Inc.	16,608	1,386,436
Crescent Energy Co., Class A	55,068	491,207
CVR Energy, Inc.*	10,530	384,134
Delek US Holdings, Inc.	18,939	611,162
DHT Holdings, Inc.	42,626	509,381
Diversified Energy Co. plc(m)	17,173	240,594
Dorian LPG Ltd.	11,998	357,540
Empire Petroleum Corp.(x)*	3,717	16,801
Encore Energy Corp.(x)*	56,358	180,909
Energy Fuels, Inc.(x)*	66,385	1,019,010
Epsilon Energy Ltd.	3,897	19,641
Evolution Petroleum Corp.(x)	9,400	45,308
Excelerate Energy, Inc., Class A	5,149	129,703
FLEX LNG Ltd.	10,342	260,618
FutureFuel Corp.	10,021	38,881
Gevo, Inc.(x)*	52,560	103,018
Golar LNG Ltd.	31,917	1,289,766
Granite Ridge Resources, Inc.	17,391	94,085
Green Plains, Inc.*	20,398	179,298
Gulfport Energy Corp.*	4,859	879,382
HighPeak Energy, Inc.(x)	7,522	53,181
Infinity Natural Resources, Inc., Class A*	3,317	43,486
International Seaways, Inc.	12,706	585,492
Kinetik Holdings, Inc., Class A(x)	13,871	592,847
Kolibri Global Energy, Inc.(x)*	5,753	31,929
Kosmos Energy Ltd.*	153,808	255,321
Lightbridge Corp.*	4,327	91,776
Magnolia Oil & Gas Corp., Class A	58,817	1,403,962
Murphy Oil Corp.(x)	43,409	1,233,250
NACCO Industries, Inc., Class A	1,173	49,454
Navigator Holdings Ltd.	7,332	113,573
New Fortress Energy, Inc.(x)*	39,112	86,437
NextDecade Corp.*	42,186	286,443
NextNRG, Inc.*	4,087	7,479
Nordic American Tankers Ltd.(x)	66,059	207,425
Northern Oil & Gas, Inc.(x)	29,531	732,369
OPAL Fuels, Inc., Class A(x)*	4,345	9,559
Par Pacific Holdings, Inc.*	16,972	601,148
PBF Energy, Inc., Class A	26,437	797,604
Peabody Energy Corp.	38,019	1,008,264
Prairie Operating Co.(x)*	4,751	9,431
PrimeEnergy Resources Corp.*	104	17,371
REX American Resources Corp.*	10,254	313,977
Riley Exploration Permian, Inc.	4,657	126,251
Sable Offshore Corp.*	23,397	408,512
SandRidge Energy, Inc.	12,454	140,481
Scorpio Tankers, Inc.	14,444	809,586
SFL Corp. Ltd.(x)	39,230	295,402
SM Energy Co.	36,841	919,920
Summit Midstream Corp.*	2,205	45,291
Talos Energy, Inc.*	42,380	406,424
Teekay Corp. Ltd.	17,556	143,608
Teekay Tankers Ltd., Class A	8,034	406,119
Uranium Energy Corp.*	135,407	1,806,329
VAALCO Energy, Inc.(x)	30,228	121,517
Verde Clean Fuels, Inc.*	1,072	3,270
Vital Energy, Inc.*	6,559	110,781
Vitesse Energy, Inc.(x)	9,399	218,339
W&T Offshore, Inc.(x)	42,666	77,652
World Kinect Corp.	17,296	448,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
XCF Global, Inc., Class A*	9,767	$12,795

		28,719,850

Total Energy		43,122,803

Financials (16.3%)
Banks (9.0%)
1st Source Corp.	5,747	353,785
ACNB Corp.	3,160	139,166
Amalgamated Financial Corp.	7,449	202,240
Amerant Bancorp, Inc., Class A	11,855	228,446
Ameris Bancorp	20,931	1,534,452
Ames National Corp.	2,444	49,418
Arrow Financial Corp.	5,281	149,452
Associated Banc-Corp.	52,250	1,343,348
Atlantic Union Bankshares Corp.	45,230	1,596,167
Axos Financial, Inc.*	17,100	1,447,515
Banc of California, Inc.	39,663	656,423
BancFirst Corp.	6,838	864,665
Bancorp, Inc. (The)*	14,233	1,065,909
Bank First Corp.	3,142	381,156
Bank of Hawaii Corp.	12,479	819,122
Bank of Marin Bancorp	4,235	102,826
Bank of NT Butterfield & Son Ltd. (The)	13,942	598,391
Bank7 Corp.	1,704	78,844
BankFinancial Corp.	2,033	24,457
BankUnited, Inc.	24,330	928,433
Bankwell Financial Group, Inc.	1,924	85,137
Banner Corp.	11,239	736,155
Bar Harbor Bankshares	4,703	143,253
BayCom Corp.	3,139	90,246
BCB Bancorp, Inc.	5,457	47,367
Beacon Financial Corp.	26,459	627,343
Blue Foundry Bancorp*	6,313	57,385
Blue Ridge Bankshares, Inc.*	16,340	69,118
Bridgewater Bancshares, Inc.*	7,434	130,838
Burke & Herbert Financial Services Corp.	4,141	255,458
Business First Bancshares, Inc.	9,067	214,072
BV Financial, Inc.*	2,274	36,657
Byline Bancorp, Inc.	9,204	255,227
C&F Financial Corp.	790	53,088
Cadence Bank	56,321	2,114,290
California Bancorp*	7,615	127,018
Camden National Corp.	5,210	201,054
Capital Bancorp, Inc.	3,838	122,432
Capital City Bank Group, Inc.	4,512	188,556
Capitol Federal Financial, Inc.	39,824	252,882
Carter Bankshares, Inc.*	6,948	134,861
Cathay General Bancorp	21,491	1,031,783
CB Financial Services, Inc.	1,109	36,830
Central Pacific Financial Corp.	8,419	255,432
CF Bankshares, Inc.	859	20,573
Chain Bridge Bancorp, Inc., Class A*	622	20,358
Chemung Financial Corp.	1,183	62,131
ChoiceOne Financial Services, Inc.(x)	4,608	133,448
Citizens & Northern Corp.	4,716	93,424
Citizens Community Bancorp, Inc.	2,061	33,120
Citizens Financial Services, Inc.	1,277	76,978
City Holding Co.	4,371	541,436
Civista Bancshares, Inc.	5,229	106,201
CNB Financial Corp.	8,143	197,061
Coastal Financial Corp.(x)*	4,084	441,766
CoastalSouth Bancshares, Inc.*	720	15,703
Colony Bankcorp, Inc.	5,129	87,244
Columbia Financial, Inc.*	8,602	129,116
Community Financial System, Inc.	16,960	994,534
Community Trust Bancorp, Inc.	4,686	262,182
Community West Bancshares	5,683	118,434
ConnectOne Bancorp, Inc.	14,404	357,363
Customers Bancorp, Inc.*	9,351	611,275
CVB Financial Corp.	41,722	788,963
Dime Community Bancshares, Inc.	12,866	383,793
Eagle Bancorp Montana, Inc.	1,990	34,367
Eagle Bancorp, Inc.	9,551	193,121
Eagle Financial Services, Inc.	1,131	42,786
Eastern Bankshares, Inc.	63,086	1,145,011
ECB Bancorp, Inc.*	1,593	25,281
Enterprise Financial Services Corp.	12,149	704,399
Equity Bancshares, Inc., Class A	4,424	180,057
Esquire Financial Holdings, Inc.	2,086	212,887
Farmers & Merchants Bancorp, Inc.	4,039	101,015
Farmers National Banc Corp.	11,007	158,611
FB Bancorp, Inc.*	4,897	58,862
FB Financial Corp.	13,189	735,155
Fidelity D&D Bancorp, Inc.	1,479	64,825
Financial Institutions, Inc.	5,236	142,419
Finward Bancorp	709	22,752
Finwise Bancorp*	2,089	40,506
First Bancorp (Nasdaq Stock Exchange)	13,017	688,469
First Bancorp (New York Stock Exchange)	52,397	1,155,354
First Bancorp, Inc. (The)	3,146	82,614
First Bank	7,359	119,878
First Busey Corp.	27,245	630,722
First Business Financial Services, Inc.	2,483	127,279
First Capital, Inc.(x)	758	34,716
First Commonwealth Financial Corp.	33,976	579,291
First Community Bankshares, Inc.	4,384	152,563
First Community Corp.	1,761	49,695
First Financial Bancorp	30,873	779,543
First Financial Bankshares, Inc.	42,089	1,416,295
First Financial Corp.	3,220	181,737
First Financial Northwest, Inc.(r)*	250	265
First Foundation, Inc.*	22,947	127,815
First Internet Bancorp	2,143	48,067
First Interstate BancSystem, Inc., Class A	28,594	911,291
First Merchants Corp.	18,246	687,874
First Mid Bancshares, Inc.	7,037	266,562
First National Corp.	1,858	42,139
First Savings Financial Group, Inc.	1,363	42,839
First United Corp.	1,507	55,412
First Western Financial, Inc.*	2,791	64,263
Firstsun Capital Bancorp*	3,681	142,786
Five Star Bancorp	4,969	160,002
Flagstar Financial, Inc.	96,421	1,113,663
Flushing Financial Corp.	8,366	115,534
Franklin Financial Services Corp.(x)	1,069	49,174
FS Bancorp, Inc.	1,991	79,481
Fulton Financial Corp.	59,250	1,103,828
FVCBankcorp, Inc.	5,163	66,964
GBank Financial Holdings, Inc.(x)*	2,907	114,158
German American Bancorp, Inc.	11,570	454,354
Glacier Bancorp, Inc.(x)	37,203	1,810,670
Great Southern Bancorp, Inc.	2,554	156,433
Greene County Bancorp, Inc.	3,664	82,806
Guaranty Bancshares, Inc.	2,884	140,595
Hancock Whitney Corp.	27,538	1,724,154
Hanmi Financial Corp.	8,650	213,569
Hanover Bancorp, Inc.	1,079	24,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
HarborOne Bancorp, Inc.	12,258	$166,709
Hawthorn Bancshares, Inc.	1,432	44,449
HBT Financial, Inc.	4,275	107,730
Heritage Commerce Corp.	19,025	188,918
Heritage Financial Corp.	11,675	282,418
Hilltop Holdings, Inc.	14,990	500,966
Hingham Institution For Savings (The)(x)	365	96,280
Home Bancorp, Inc.	2,312	125,599
Home BancShares, Inc.	60,007	1,698,198
HomeTrust Bancshares, Inc.	4,554	186,441
Hope Bancorp, Inc.	40,008	430,886
Horizon Bancorp, Inc.	13,930	223,019
Independent Bank Corp.	6,698	207,471
Independent Bank Corp./MA	15,106	1,044,882
International Bancshares Corp.	17,475	1,201,406
Investar Holding Corp.	2,448	56,818
John Marshall Bancorp, Inc.	3,314	65,683
Kearny Financial Corp.	18,355	120,592
Lakeland Financial Corp.	7,927	508,913
Landmark Bancorp, Inc.	1,079	28,799
LCNB Corp.	3,963	59,405
LINKBANCORP, Inc.	6,260	44,634
Live Oak Bancshares, Inc.	11,092	390,660
MainStreet Bancshares, Inc.	1,709	35,598
Mechanics Bancorp*	7,002	93,197
Mercantile Bank Corp.	5,232	235,440
Meridian Corp.	2,343	36,996
Metrocity Bankshares, Inc.	6,025	166,832
Metropolitan Bank Holding Corp.	2,752	205,905
Mid Penn Bancorp, Inc.	5,679	162,647
Middlefield Banc Corp.	1,974	59,240
Midland States Bancorp, Inc.	6,544	112,164
MidWestOne Financial Group, Inc.	2,992	84,644
MVB Financial Corp.	3,798	95,178
National Bank Holdings Corp., Class A	12,421	479,947
National Bankshares, Inc.	1,935	56,966
NB Bancorp, Inc.	11,888	209,823
NBT Bancorp, Inc.	16,141	674,048
Nicolet Bankshares, Inc.	4,204	565,438
Northeast Bank	2,388	239,182
Northeast Community Bancorp, Inc.	3,711	76,335
Northfield Bancorp, Inc.	11,942	140,916
Northpointe Bancshares, Inc.	3,127	53,409
Northrim Bancorp, Inc.	5,060	109,600
Northwest Bancshares, Inc.	46,612	577,523
Norwood Financial Corp.(x)	2,264	57,551
Oak Valley Bancorp	2,212	62,312
OceanFirst Financial Corp.	18,640	327,505
OFG Bancorp	13,718	596,596
Ohio Valley Banc Corp.	903	33,393
Old National Bancorp	110,623	2,428,175
Old Second Bancorp, Inc.	13,710	236,977
OP Bancorp	3,217	44,781
Orange County Bancorp, Inc.	3,734	94,134
Origin Bancorp, Inc.	9,337	322,313
Orrstown Financial Services, Inc.	6,032	204,967
Park National Corp.	4,823	783,882
Parke Bancorp, Inc.	3,552	76,546
Pathward Financial, Inc.	7,500	555,075
Patriot National Bancorp, Inc.(x)*	22,375	29,088
PCB Bancorp	3,293	69,153
Peapack-Gladstone Financial Corp.	4,979	137,420
Peoples Bancorp of North Carolina, Inc.	1,108	33,971
Peoples Bancorp, Inc.	10,753	322,482
Peoples Financial Services Corp.	2,786	135,427
Pioneer Bancorp, Inc.*	4,523	59,070
Plumas Bancorp	1,589	68,549
Ponce Financial Group, Inc.*	5,850	85,995
Preferred Bank	3,583	323,867
Primis Financial Corp.	7,369	77,448
Princeton Bancorp, Inc.	1,602	51,008
Provident Bancorp, Inc.*	7,569	94,840
Provident Financial Services, Inc.	41,950	808,796
QCR Holdings, Inc.	5,569	421,239
RBB Bancorp	5,497	103,124
Red River Bancshares, Inc.	1,651	107,018
Renasant Corp.	30,448	1,123,227
Republic Bancorp, Inc., Class A	2,431	175,640
Rhinebeck Bancorp, Inc.*	876	9,951
Richmond Mutual Bancorp, Inc.	2,365	33,607
Riverview Bancorp, Inc.	5,497	29,519
S&T Bancorp, Inc.	12,839	482,618
SB Financial Group, Inc.	1,504	29,012
Seacoast Banking Corp. of Florida	26,967	820,606
ServisFirst Bancshares, Inc.	16,533	1,331,402
Shore Bancshares, Inc.	9,456	155,173
Sierra Bancorp	4,125	119,254
Simmons First National Corp., Class A	43,925	842,042
SmartFinancial, Inc.	4,486	160,285
Sound Financial Bancorp, Inc.	457	21,049
South Plains Financial, Inc.	3,686	142,464
Southern First Bancshares, Inc.*	2,119	93,490
Southern Missouri Bancorp, Inc.	2,827	148,587
Southside Bancshares, Inc.	9,559	270,042
SR Bancorp, Inc.(x)	2,337	35,265
Stellar Bancorp, Inc.	15,944	483,741
Sterling Bancorp, Inc.(r)*	6,057	—
Stock Yards Bancorp, Inc.	8,129	568,949
Texas Capital Bancshares, Inc.*	14,327	1,211,061
Third Coast Bancshares, Inc.*	3,359	127,541
Timberland Bancorp, Inc.	2,073	68,989
Tompkins Financial Corp.	4,296	284,438
Towne Bank	22,517	778,413
TriCo Bancshares	9,631	427,713
Triumph Financial, Inc.*	7,510	375,800
TrustCo Bank Corp.	5,790	210,177
Trustmark Corp.	18,595	736,362
UMB Financial Corp.	23,295	2,756,963
Union Bankshares, Inc.	812	20,105
United Bankshares, Inc.	44,574	1,658,599
United Community Banks, Inc.	38,040	1,192,554
United Security Bancshares	2,408	22,467
Unity Bancorp, Inc.	2,517	123,006
Univest Financial Corp.	9,203	276,274
USCB Financial Holdings, Inc.	4,044	70,568
Valley National Bancorp	152,976	1,621,546
Veritex Holdings, Inc.	17,489	586,406
Virginia National Bankshares Corp.	1,328	51,540
WaFd, Inc.	24,583	744,619
Washington Trust Bancorp, Inc.	5,809	167,880
WesBanco, Inc.	30,035	959,018
West Bancorp, Inc.	4,557	92,598
Westamerica Bancorp	8,220	410,918
Western New England Bancorp, Inc.	4,711	56,579
WSFS Financial Corp.	17,769	958,282

		89,035,877

Capital Markets (1.6%)
Acadian Asset Management, Inc.	8,458	407,337
AlTi Global, Inc.*	17,753	63,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Artisan Partners Asset Management, Inc., Class A	19,978	$867,045
Bakkt Holdings, Inc., Class A(x)*	2,458	82,712
BGC Group, Inc., Class A	114,040	1,078,818
Cohen & Steers, Inc.	8,917	585,044
Diamond Hill Investment Group, Inc.	710	99,407
DigitalBridge Group, Inc.	53,762	629,015
Donnelley Financial Solutions, Inc.*	8,676	446,207
Forge Global Holdings, Inc.*	3,660	61,854
GCM Grosvenor, Inc., Class A(x)	14,149	170,778
Marex Group plc	16,912	568,581
MarketWise, Inc.	430	7,108
Moelis & Co., Class A	22,922	1,634,797
Open Lending Corp.*	26,545	56,010
P10, Inc., Class A(x)	15,749	171,349
Patria Investments Ltd., Class A	20,416	298,074
Perella Weinberg Partners, Class A	18,621	397,000
Piper Sandler Cos.	5,547	1,924,754
PJT Partners, Inc., Class A	7,189	1,277,701
Siebert Financial Corp.*	3,146	9,186
Silvercrest Asset Management Group, Inc., Class A	2,449	38,572
StepStone Group, Inc., Class A	21,689	1,416,509
StoneX Group, Inc.*	14,404	1,453,652
Value Line, Inc.	933	36,462
Victory Capital Holdings, Inc., Class A	14,138	915,577
Virtus Investment Partners, Inc.	2,143	407,234
Westwood Holdings Group, Inc.	1,522	25,098
WisdomTree, Inc.(x)	40,250	559,475

		15,688,557

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	2,162	126,650
Bread Financial Holdings, Inc.	13,368	745,533
Consumer Portfolio Services, Inc.*	3,714	28,041
Dave, Inc.*	2,963	590,674
Encore Capital Group, Inc.*	7,628	318,393
Enova International, Inc.*	7,480	860,873
FirstCash Holdings, Inc.	12,649	2,003,855
Green Dot Corp., Class A*	17,154	230,378
Jefferson Capital, Inc.	2,105	36,332
LendingClub Corp.*	34,237	520,060
LendingTree, Inc.*	3,406	220,471
Medallion Financial Corp.	3,727	37,643
Navient Corp.	22,291	293,127
Nelnet, Inc., Class A	4,072	510,547
NerdWallet, Inc., Class A*	9,919	106,729
Oportun Financial Corp.*	7,755	47,848
OppFi, Inc.	5,670	64,241
PRA Group, Inc.*	13,237	204,379
PROG Holdings, Inc.	12,656	409,548
Regional Management Corp.	3,249	126,581
Upstart Holdings, Inc.(x)*	26,729	1,357,833
Vroom, Inc.*	205	5,541
World Acceptance Corp.*	872	147,490

		8,992,767

Financial Services (2.2%)
Acacia Research Corp.*	13,529	43,969
Alerus Financial Corp.	5,746	127,216
AvidXchange Holdings, Inc.*	55,801	555,220
Banco Latinoamericano de Comercio Exterior SA, Class E	9,620	442,231
Better Home & Finance Holding Co.*	1,063	59,677
Burford Capital Ltd.(x)	61,917	740,527
Cannae Holdings, Inc.	17,658	323,318
Cantaloupe, Inc.*	18,510	195,651
Cass Information Systems, Inc.	3,487	137,144
Compass Diversified Holdings	15,533	102,828
Enact Holdings, Inc.	9,392	360,089
Essent Group Ltd.	30,801	1,957,712
Evertec, Inc.	20,112	679,383
Federal Agricultural Mortgage Corp., Class C	2,979	500,412
Finance of America Cos., Inc., Class A*	1,048	23,507
Flywire Corp.*	38,999	528,046
HA Sustainable Infrastructure Capital, Inc.(x)	38,157	1,171,420
International Money Express, Inc.*	6,403	89,450
Jackson Financial, Inc., Class A	23,098	2,338,211
loanDepot, Inc., Class A(x)*	18,129	55,656
Marqeta, Inc., Class A*	121,652	642,323
Merchants Bancorp	7,926	252,047
NCR Atleos Corp.*	23,736	933,062
NewtekOne, Inc.	7,182	82,234
NMI Holdings, Inc., Class A*	25,291	969,657
Onity Group, Inc.*	1,611	64,376
Pagseguro Digital Ltd., Class A	59,000	590,000
Payoneer Global, Inc.*	88,590	535,969
Paysafe Ltd.(x)*	10,356	133,800
Paysign, Inc.*	14,452	90,903
PennyMac Financial Services, Inc.	9,188	1,138,209
Priority Technology Holdings, Inc.*	12,186	83,718
Radian Group, Inc.	43,428	1,572,962
Remitly Global, Inc.*	51,659	842,042
Repay Holdings Corp., Class A*	27,019	141,309
Security National Financial Corp., Class A*	3,365	29,175
Sezzle, Inc.*	4,866	386,993
StoneCo Ltd., Class A*	79,035	1,494,552
SWK Holdings Corp.	1,367	19,890
Triller Group, Inc.*	20,953	17,393
Velocity Financial, Inc.*	4,544	82,428
Walker & Dunlop, Inc.	10,625	888,462
Waterstone Financial, Inc.	5,208	81,245

		21,504,416

Insurance (1.8%)
Abacus Global Management, Inc.*	8,399	48,126
Ambac Financial Group, Inc.*	9,317	77,704
American Coastal Insurance Corp.	8,592	97,863
American Integrity Insurance Group, Inc.*	1,316	29,360
AMERISAFE, Inc.	5,734	251,378
Aspen Insurance Holdings Ltd., Class A*	5,017	184,174
Ategrity Specialty Holdings LLC*	669	13,226
Baldwin Insurance Group, Inc. (The), Class A*	22,698	640,310
Bowhead Specialty Holdings, Inc.*	5,191	140,365
Citizens, Inc., Class A*	10,151	53,293
CNO Financial Group, Inc.	31,109	1,230,361
Crawford & Co., Class A	5,644	60,391
Donegal Group, Inc., Class A	6,495	125,938
eHealth, Inc.*	6,587	28,390
Employers Holdings, Inc.	8,163	346,764
F&G Annuities & Life, Inc.	6,855	214,356
Fidelis Insurance Holdings Ltd.(x)	18,545	336,592
Genworth Financial, Inc., Class A*	134,255	1,194,869
GoHealth, Inc., Class A*	979	4,719
Goosehead Insurance, Inc., Class A	7,602	565,741
Greenlight Capital Re Ltd., Class A*	8,211	104,280
Hamilton Insurance Group Ltd., Class B*	14,320	355,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
HCI Group, Inc.	3,303	$633,945
Heritage Insurance Holdings, Inc.*	7,926	199,577
Hippo Holdings, Inc.*	5,811	210,126
Horace Mann Educators Corp.	13,010	587,662
Investors Title Co.	331	88,652
James River Group Holdings Ltd.	11,975	66,461
Kestrel Group Ltd.	616	16,823
Kingstone Cos., Inc.	2,619	38,499
Kingsway Financial Services, Inc.*	6,725	98,319
Lemonade, Inc.(x)*	17,697	947,320
MBIA, Inc.*	14,154	105,447
Mercury General Corp.	8,437	715,289
NI Holdings, Inc.*	3,666	49,711
Oscar Health, Inc., Class A(x)*	60,683	1,148,729
Palomar Holdings, Inc.*	8,352	975,096
ProAssurance Corp.*	16,494	395,691
Root, Inc., Class A(x)*	3,396	303,976
Safety Insurance Group, Inc.	4,877	344,755
Selective Insurance Group, Inc.	19,327	1,566,840
Selectquote, Inc.*	44,554	87,326
SiriusPoint Ltd.*	27,113	490,474
Skyward Specialty Insurance Group, Inc.*	11,960	568,818
Slide Insurance Holdings, Inc.*	8,646	136,477
Stewart Information Services Corp.	8,788	644,336
Tiptree, Inc., Class A	7,723	148,050
Trupanion, Inc.*	11,717	507,112
United Fire Group, Inc.	6,874	209,107
Universal Insurance Holdings, Inc.	8,050	211,715

		17,599,669

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,701	35,993
Adamas Trust, Inc. (REIT)	24,758	172,563
Advanced Flower Capital, Inc. (REIT)(x)	5,774	22,114
AG Mortgage Investment Trust, Inc. (REIT)	10,418	75,426
Angel Oak Mortgage REIT, Inc. (REIT)	5,892	55,208
Apollo Commercial Real Estate Finance, Inc. (REIT)	42,124	426,716
Arbor Realty Trust, Inc. (REIT)(x)	60,935	744,016
Ares Commercial Real Estate Corp. (REIT)(x)	20,267	91,404
ARMOUR Residential REIT, Inc. (REIT)(x)	33,027	493,423
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	50,534	930,331
BrightSpire Capital, Inc. (REIT), Class A	44,589	242,118
Chicago Atlantic Real Estate Finance, Inc. (REIT)	5,859	74,937
Chimera Investment Corp. (REIT)	25,332	334,889
Claros Mortgage Trust, Inc. (REIT)*	33,694	111,864
Dynex Capital, Inc. (REIT)(x)	37,812	464,710
Ellington Financial, Inc. (REIT)(x)	29,459	382,378
Franklin BSP Realty Trust, Inc. (REIT)	24,825	269,600
Invesco Mortgage Capital, Inc. (REIT)(x)	22,592	170,796
KKR Real Estate Finance Trust, Inc. (REIT)	19,206	172,854
Ladder Capital Corp. (REIT)	36,204	394,986
Lument Finance Trust, Inc. (REIT)	7,470	15,089
MFA Financial, Inc. (REIT)	31,950	293,621
Nexpoint Real Estate Finance, Inc. (REIT)	4,085	57,925
Orchid Island Capital, Inc. (REIT)(x)	38,169	267,565
PennyMac Mortgage Investment Trust (REIT)	28,585	350,452
Ready Capital Corp. (REIT)(x)	55,403	214,410
Redwood Trust, Inc. (REIT)	43,489	251,801
Rithm Property Trust, Inc. (REIT)	8,353	21,050
Seven Hills Realty Trust (REIT)	4,298	44,312
Sunrise Realty Trust, Inc. (REIT)	4,168	43,306
TPG RE Finance Trust, Inc. (REIT)	22,395	191,701
Two Harbors Investment Corp. (REIT)(x)	34,890	344,364

		7,761,922

Total Financials		160,583,208

Health Care (14.4%)
Biotechnology (6.7%)
4D Molecular Therapeutics, Inc.(x)*	13,372	116,203
89bio, Inc.*	38,984	573,065
Abeona Therapeutics, Inc.*	10,035	52,985
Absci Corp.(x)*	36,424	110,729
ACADIA Pharmaceuticals, Inc.*	40,675	868,004
Actuate Therapeutics, Inc.*	1,204	8,055
ADC Therapeutics SA*	33,617	134,468
ADMA Biologics, Inc.*	72,609	1,064,448
Agios Pharmaceuticals, Inc.*	17,895	718,305
Akebia Therapeutics, Inc.(x)*	76,743	209,508
Akero Therapeutics, Inc.*	22,510	1,068,775
Aldeyra Therapeutics, Inc.*	18,431	96,210
Alector, Inc.*	18,586	55,015
Alkermes plc*	51,855	1,555,650
Allogene Therapeutics, Inc.*	59,217	73,429
Altimmune, Inc.*	22,795	85,937
Amicus Therapeutics, Inc.*	91,672	722,375
AnaptysBio, Inc.(x)*	6,537	200,163
Anavex Life Sciences Corp.(x)*	26,153	232,762
Anika Therapeutics, Inc.*	4,438	41,717
Annexon, Inc.*	31,487	96,035
Apogee Therapeutics, Inc.*	11,022	437,904
Arbutus Biopharma Corp.*	43,761	198,675
Arcellx, Inc.*	11,059	907,944
Arcturus Therapeutics Holdings, Inc.(x)*	9,061	166,994
Arcus Biosciences, Inc.*	21,027	285,967
Arcutis Biotherapeutics, Inc.*	35,185	663,237
Ardelyx, Inc.*	77,446	426,727
ArriVent Biopharma, Inc.(x)*	7,016	129,445
Arrowhead Pharmaceuticals, Inc.*	39,140	1,349,939
ARS Pharmaceuticals, Inc.(x)*	18,210	183,010
Astria Therapeutics, Inc.(x)*	12,426	90,461
aTyr Pharma, Inc.(x)*	29,368	21,186
Aura Biosciences, Inc.(x)*	14,498	89,598
Aurinia Pharmaceuticals, Inc.*	36,721	405,767
Avidity Biosciences, Inc.*	31,859	1,388,097
Avita Medical, Inc.(x)*	2,262	11,559
Beam Therapeutics, Inc.(x)*	30,318	735,818
Benitec Biopharma, Inc.*	3,262	45,766
Bicara Therapeutics, Inc.*	11,612	183,353
BioCryst Pharmaceuticals, Inc.*	68,667	521,183
Biohaven Ltd.*	28,184	423,042
Bridgebio Pharma, Inc.*	49,320	2,561,681
Bright Minds Biosciences, Inc.*	1,021	61,934
Candel Therapeutics, Inc.(x)*	17,650	90,015
Capricor Therapeutics, Inc.(x)*	12,932	93,240
Cardiff Oncology, Inc.(x)*	13,824	28,477
CareDx, Inc.*	16,988	247,005
Cartesian Therapeutics, Inc.(x)*	4,429	45,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Catalyst Pharmaceuticals, Inc.*	36,704	$723,069
Celcuity, Inc.*	8,991	444,155
Celldex Therapeutics, Inc.*	21,411	553,903
CG oncology, Inc.(x)*	17,374	699,825
Cidara Therapeutics, Inc.*	5,021	480,811
Cogent Biosciences, Inc.*	38,765	556,665
Coherus Oncology, Inc.(x)*	36,755	60,278
Compass Therapeutics, Inc.*	28,661	100,313
Corvus Pharmaceuticals, Inc.(x)*	12,029	88,654
CRISPR Therapeutics AG(x)*	26,285	1,703,531
Cullinan Therapeutics, Inc.*	15,925	94,435
Cytokinetics, Inc.*	37,535	2,062,924
Day One Biopharmaceuticals, Inc.*	22,217	156,630
Denali Therapeutics, Inc.*	42,763	620,919
Design Therapeutics, Inc.(x)*	6,724	50,632
DiaMedica Therapeutics, Inc.*	7,536	51,772
Dianthus Therapeutics, Inc.*	5,879	231,339
Disc Medicine, Inc.*	7,489	494,873
Dynavax Technologies Corp.(x)*	32,368	321,414
Dyne Therapeutics, Inc.*	32,458	410,594
Editas Medicine, Inc.*	27,408	95,106
Eledon Pharmaceuticals, Inc.*	13,073	33,859
Emergent BioSolutions, Inc.*	12,467	109,959
Enanta Pharmaceuticals, Inc.*	4,465	53,446
Entrada Therapeutics, Inc.*	10,423	60,453
Erasca, Inc.*	77,384	168,697
Fate Therapeutics, Inc.*	34,303	43,222
Fennec Pharmaceuticals, Inc.*	5,733	53,661
Foghorn Therapeutics, Inc.*	10,683	52,240
Geron Corp.*	175,786	240,827
Gossamer Bio, Inc.*	60,376	158,789
GRAIL, Inc.*	9,778	578,173
Greenwich Lifesciences, Inc.(x)*	1,876	18,666
Gyre Therapeutics, Inc.*	5,495	40,993
Heron Therapeutics, Inc.(x)*	49,610	62,509
Humacyte, Inc.(x)*	35,416	61,624
Ideaya Biosciences, Inc.*	26,088	709,854
ImmunityBio, Inc.(x)*	74,982	184,456
Immunome, Inc.(x)*	23,183	271,473
Immunovant, Inc.*	21,196	341,680
Inhibikase Therapeutics, Inc.(x)*	12,896	20,891
Inhibrx Biosciences, Inc.*	3,966	133,575
Inmune Bio, Inc.(x)*	4,030	8,342
Intellia Therapeutics, Inc.(x)*	31,763	548,547
Iovance Biotherapeutics, Inc.(x)*	80,751	175,230
Ironwood Pharmaceuticals, Inc., Class A*	47,946	62,809
Jade Biosciences, Inc.(x)	7,427	64,095
Janux Therapeutics, Inc.*	11,756	287,317
KalVista Pharmaceuticals, Inc.*	11,186	136,245
Keros Therapeutics, Inc.*	7,585	119,995
Kodiak Sciences, Inc.*	7,471	122,300
Korro Bio, Inc.*	1,574	75,379
Krystal Biotech, Inc.*	7,753	1,368,637
Kura Oncology, Inc.*	24,694	218,542
Kymera Therapeutics, Inc.*	15,305	866,263
Larimar Therapeutics, Inc.*	14,498	46,829
Lexeo Therapeutics, Inc.*	8,590	57,038
Madrigal Pharmaceuticals, Inc.*	5,853	2,684,537
MannKind Corp.*	92,122	494,695
MeiraGTx Holdings plc*	15,204	125,129
Metsera, Inc.(x)*	16,523	864,649
MiMedx Group, Inc.*	40,907	285,531
Mineralys Therapeutics, Inc.*	12,158	461,031
Mirum Pharmaceuticals, Inc.*	13,010	953,763
Monopar Therapeutics, Inc.*	916	74,810
Monte Rosa Therapeutics, Inc.(x)*	13,195	97,775
Myriad Genetics, Inc.*	30,033	217,139
Neurogene, Inc.(x)*	3,321	57,553
Nkarta, Inc.*	14,572	30,164
Novavax, Inc.(x)*	48,460	420,148
Nurix Therapeutics, Inc.*	23,128	213,703
Nuvalent, Inc., Class A*	13,659	1,181,230
Nuvectis Pharma, Inc.(x)*	2,855	17,187
Olema Pharmaceuticals, Inc.*	18,591	182,006
Organogenesis Holdings, Inc., Class A*	24,271	102,424
ORIC Pharmaceuticals, Inc.(x)*	17,947	215,364
Oruka Therapeutics, Inc.(x)*	7,792	149,840
Palvella Therapeutics, Inc.*	1,546	96,919
PDL BioPharma, Inc.(r)*	24,135	—
Perspective Therapeutics, Inc.(x)*	18,855	64,673
Praxis Precision Medicines, Inc.*	5,796	307,188
Precigen, Inc.(x)*	34,279	112,778
Prime Medicine, Inc.(x)*	16,046	88,895
Protagonist Therapeutics, Inc.*	18,982	1,260,974
Protalix BioTherapeutics, Inc.*	15,471	34,346
Protara Therapeutics, Inc.(x)*	7,195	31,298
Prothena Corp. plc*	14,401	140,554
PTC Therapeutics, Inc.*	25,125	1,541,921
Puma Biotechnology, Inc.*	9,361	49,707
Recursion Pharmaceuticals, Inc., Class A(x)*	113,299	552,899
REGENXBIO, Inc.*	14,460	139,539
Relay Therapeutics, Inc.*	46,420	242,312
Replimune Group, Inc.*	21,085	88,346
Rezolute, Inc.*	25,116	236,090
Rhythm Pharmaceuticals, Inc.*	16,704	1,686,937
Rigel Pharmaceuticals, Inc.*	5,642	159,838
Rocket Pharmaceuticals, Inc.*	24,795	80,832
Sana Biotechnology, Inc.*	52,045	184,760
Savara, Inc.*	26,751	95,501
Scholar Rock Holding Corp.*	25,432	947,088
SELLAS Life Sciences Group, Inc.(x)*	21,768	35,046
Sionna Therapeutics, Inc.(x)*	4,065	119,552
Soleno Therapeutics, Inc.(x)*	13,159	889,548
Solid Biosciences, Inc.*	17,680	109,086
Spyre Therapeutics, Inc.(x)*	14,730	246,875
Stoke Therapeutics, Inc.*	13,510	317,485
Syndax Pharmaceuticals, Inc.*	27,752	426,965
Tango Therapeutics, Inc.(x)*	20,687	173,771
Taysha Gene Therapies, Inc.*	65,742	214,976
Tectonic Therapeutic, Inc.(x)*	4,235	66,447
Tevogen Bio Holdings, Inc.(x)*	5,177	4,065
TG Therapeutics, Inc.(x)*	45,596	1,647,155
Tonix Pharmaceuticals Holding Corp.*	1,736	41,942
Tourmaline Bio, Inc.*	5,541	265,026
Travere Therapeutics, Inc.*	27,517	657,656
TriSalus Life Sciences, Inc.*	3,070	14,275
TuHURA Biosciences, Inc.*	5,310	13,169
Twist Bioscience Corp.*	19,282	542,595
Tyra Biosciences, Inc.(x)*	9,082	127,057
Upstream Bio, Inc.*	7,243	136,241
UroGen Pharma Ltd.*	11,363	226,692
Vanda Pharmaceuticals, Inc.*	20,675	103,168
Vaxcyte, Inc.*	37,123	1,337,170
Vera Therapeutics, Inc., Class A*	15,883	461,560
Veracyte, Inc.*	24,497	840,982
Verastem, Inc.*	10,552	93,174
Vericel Corp.*	16,516	519,759
Vir Biotechnology, Inc.*	29,835	170,358
Viridian Therapeutics, Inc.*	22,180	478,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Voyager Therapeutics, Inc.*	14,721	$68,747
Xencor, Inc.*	21,804	255,761
Xenon Pharmaceuticals, Inc.*	24,084	966,973
XOMA Royalty Corp.*	2,458	94,731
Zenas Biopharma, Inc.(x)*	5,667	125,807
Zymeworks, Inc.*	16,499	281,803

		66,481,917

Health Care Equipment & Supplies (2.2%)
Accuray, Inc.*	23,288	38,891
Alphatec Holdings, Inc.*	35,880	521,695
AngioDynamics, Inc.*	13,415	149,846
Anteris Technologies Global Corp.(x)*	6,908	31,086
Artivion, Inc.*	12,338	522,391
AtriCure, Inc.*	14,869	524,132
Avanos Medical, Inc.*	9,828	113,612
Axogen, Inc.*	14,047	250,599
Beta Bionics, Inc.(x)*	11,738	233,234
Bioventus, Inc., Class A*	14,463	96,758
Butterfly Network, Inc., Class A*	68,450	132,109
Carlsmed, Inc.(x)*	1,107	14,823
Ceribell, Inc.*	7,121	81,820
Cerus Corp.*	49,315	78,411
ClearPoint Neuro, Inc.(x)*	9,213	200,751
CONMED Corp.	10,066	473,404
CVRx, Inc.*	3,432	27,696
Delcath Systems, Inc.(x)*	10,391	111,703
Electromed, Inc.*	1,545	37,930
Embecta Corp.	19,784	279,152
Enovis Corp.(x)*	18,295	555,070
Glaukos Corp.*	17,618	1,436,748
Haemonetics Corp.*	15,633	761,952
ICU Medical, Inc.*	7,558	906,658
Inogen, Inc.*	9,219	75,319
Integer Holdings Corp.*	10,802	1,116,171
Integra LifeSciences Holdings Corp.*	22,237	318,656
iRadimed Corp.	2,545	181,102
iRhythm Technologies, Inc.*	10,076	1,732,971
Kestra Medical Technologies Ltd.(x)*	5,642	134,054
KORU Medical Systems, Inc.*	9,139	35,002
Lantheus Holdings, Inc.*	21,787	1,117,455
LeMaitre Vascular, Inc.	6,793	594,455
LENSAR, Inc.*	2,200	27,170
LivaNova plc*	17,450	914,031
Lucid Diagnostics, Inc.*	15,117	15,268
Merit Medical Systems, Inc.*	18,427	1,533,679
Myomo, Inc.(x)*	7,283	6,497
Neogen Corp.*	71,904	410,572
Neuronetics, Inc.(x)*	14,364	39,214
NeuroPace, Inc.*	8,555	88,202
Novocure Ltd.*	33,889	437,846
Omnicell, Inc.*	14,799	450,630
OraSure Technologies, Inc.*	20,267	65,057
Orthofix Medical, Inc.*	12,186	178,403
OrthoPediatrics Corp.*	5,427	100,562
Outset Medical, Inc.(x)*	6,465	91,286
PROCEPT BioRobotics Corp.*	16,828	600,591
Pro-Dex, Inc.(x)*	478	16,180
Pulmonx Corp.*	12,554	20,338
Pulse Biosciences, Inc.*	5,759	101,934
QuidelOrtho Corp.*	21,735	640,096
RxSight, Inc.*	10,743	96,580
Sanara Medtech, Inc.*	1,600	50,768
SANUWAVE Health, Inc.*	1,605	60,155
Semler Scientific, Inc.(x)*	3,774	113,220
Shoulder Innovations, Inc.(x)*	837	10,504
SI-BONE, Inc.*	9,088	133,775
Sight Sciences, Inc.*	13,362	45,965
STAAR Surgical Co.*	15,193	408,236
Stereotaxis, Inc.*	13,764	42,806
Surmodics, Inc.*	4,462	133,369
Tactile Systems Technology, Inc.*	7,834	108,423
Tandem Diabetes Care, Inc.*	21,694	263,365
TransMedics Group, Inc.(x)*	10,700	1,200,540
Treace Medical Concepts, Inc.*	14,734	98,865
UFP Technologies, Inc.*	2,402	479,439
Utah Medical Products, Inc.	1,101	69,330
Varex Imaging Corp.*	9,469	117,416
Zimvie, Inc.*	8,634	163,528

		22,219,496

Health Care Providers & Services (2.9%)
AdaptHealth Corp., Class A*	32,651	292,226
Addus HomeCare Corp.*	5,642	665,700
agilon health, Inc.*	103,614	106,722
AirSculpt Technologies, Inc.(x)*	3,879	31,110
Alignment Healthcare, Inc.*	44,514	776,769
AMN Healthcare Services, Inc.*	12,163	235,476
Ardent Health, Inc.*	5,238	69,403
Astrana Health, Inc.(x)*	13,836	392,251
Aveanna Healthcare Holdings, Inc.*	10,688	94,803
BrightSpring Health Services, Inc.*	28,802	851,387
Brookdale Senior Living, Inc.*	73,708	624,307
Castle Biosciences, Inc.*	8,956	203,928
Clover Health Investments Corp., Class A(x)*	129,432	396,062
Community Health Systems, Inc.*	42,211	135,497
Concentra Group Holdings Parent, Inc.	36,259	758,901
CorVel Corp.*	9,341	723,180
Cross Country Healthcare, Inc.*	8,166	115,957
DocGo, Inc.(x)*	29,268	39,804
Enhabit, Inc.*	11,964	95,832
Ensign Group, Inc. (The)	17,574	3,036,260
Fulgent Genetics, Inc.*	6,476	146,358
GeneDx Holdings Corp., Class A*	5,894	635,020
Guardant Health, Inc.*	37,659	2,352,934
HealthEquity, Inc.*	27,186	2,576,417
Hims & Hers Health, Inc.*	60,558	3,434,850
Innovage Holding Corp.*	10,412	53,726
Joint Corp. (The)*	4,449	42,443
LifeStance Health Group, Inc.*	41,275	227,012
Nano-X Imaging Ltd.(x)*	19,254	71,240
National HealthCare Corp.	3,983	483,974
National Research Corp.	4,932	63,031
NeoGenomics, Inc.*	43,344	334,616
Nutex Health, Inc.(x)*	1,197	123,674
Omada Health, Inc.(x)*	1,926	42,584
Oncology Institute, Inc. (The)*	13,581	47,398
OPKO Health, Inc.*	120,940	187,457
Option Care Health, Inc.*	52,787	1,465,367
Owens & Minor, Inc.*	24,496	117,581
PACS Group, Inc.*	10,197	140,005
Pediatrix Medical Group, Inc.*	28,947	484,862
Pennant Group, Inc. (The)*	10,230	258,001
Performant Healthcare, Inc.(x)*	15,950	123,293
Premier, Inc., Class A	27,025	751,295
Privia Health Group, Inc.*	36,899	918,785
Progyny, Inc.*	24,538	528,058
RadNet, Inc.*	21,618	1,647,508
SBC Medical Group Holdings, Inc.(x)*	2,332	10,121
Select Medical Holdings Corp.	36,258	465,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sonida Senior Living, Inc.*	2,045	$56,687
Surgery Partners, Inc.*	25,066	542,428
Talkspace, Inc.*	39,017	107,687
US Physical Therapy, Inc.	4,806	408,270
Viemed Healthcare, Inc.*	9,067	61,565

		28,555,375

Health Care Technology (0.4%)
Claritev Corp.(x)*	2,876	152,658
Definitive Healthcare Corp., Class A*	14,425	58,565
Evolent Health, Inc., Class A*	38,040	321,818
Health Catalyst, Inc.*	21,069	60,047
HealthStream, Inc.	7,789	219,961
LifeMD, Inc.*	8,644	58,693
OptimizeRx Corp.*	4,187	85,833
Phreesia, Inc.*	18,206	428,205
Schrodinger, Inc.*	17,912	359,315
Simulations Plus, Inc.*	5,089	76,691
Teladoc Health, Inc.(x)*	55,897	432,084
TruBridge, Inc.*	3,609	72,794
Waystar Holding Corp.*	34,506	1,308,468

		3,635,132

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A(x)*	33,882	396,080
Adaptive Biotechnologies Corp.*	43,204	646,332
Alpha Teknova, Inc.(x)*	4,961	30,709
Atlantic International Corp.(x)*	2,165	6,603
Azenta, Inc.*	13,137	377,295
BioLife Solutions, Inc.*	11,674	297,804
Codexis, Inc.*	28,795	70,260
CryoPort, Inc.*	16,131	152,922
Cytek Biosciences, Inc.*	37,473	130,031
Fortrea Holdings, Inc.*	28,443	239,490
Ginkgo Bioworks Holdings, Inc., Class A*	8,937	130,301
Lifecore Biomedical, Inc.*	7,608	55,995
Maravai LifeSciences Holdings, Inc., Class A(x)*	41,957	120,417
MaxCyte, Inc.*	32,655	51,595
Mesa Laboratories, Inc.	1,691	113,314
Niagen Bioscience, Inc.*	15,483	144,456
OmniAb, Inc.*	30,543	48,869
Pacific Biosciences of California, Inc.(x)*	88,528	113,316
Personalis, Inc.*	19,446	126,788
Quanterix Corp.(x)*	12,077	65,578
Quantum-Si, Inc.(x)*	66,491	93,752
Standard BioTools, Inc.*	99,763	129,692

		3,541,599

Pharmaceuticals (1.8%)
Aardvark Therapeutics, Inc.*	1,680	22,327
Aclaris Therapeutics, Inc.*	20,064	38,122
Alumis, Inc.(x)*	20,086	80,143
Amneal Pharmaceuticals, Inc.*	47,230	472,772
Amphastar Pharmaceuticals, Inc.*	12,388	330,140
Amylyx Pharmaceuticals, Inc.*	23,586	320,534
ANI Pharmaceuticals, Inc.*	6,023	551,707
Aquestive Therapeutics, Inc.(x)*	23,684	132,394
Arvinas, Inc.*	21,311	181,570
Atea Pharmaceuticals, Inc.*	18,162	52,670
Avadel Pharmaceuticals plc (ADR)*	29,737	454,084
Axsome Therapeutics, Inc.*	12,769	1,550,795
BioAge Labs, Inc.(x)*	5,284	31,070
Biote Corp., Class A*	9,534	28,602
Collegium Pharmaceutical, Inc.*	10,975	384,015
CorMedix, Inc.(x)*	21,100	245,393
Crinetics Pharmaceuticals, Inc.*	28,766	1,198,104
Edgewise Therapeutics, Inc.*	22,398	363,296
Enliven Therapeutics, Inc.*	12,765	261,300
Esperion Therapeutics, Inc.*	45,816	121,412
Eton Pharmaceuticals, Inc.*	5,952	129,337
Evolus, Inc.*	16,401	100,702
EyePoint Pharmaceuticals, Inc.*	20,598	293,316
Fulcrum Therapeutics, Inc.*	16,356	150,475
Harmony Biosciences Holdings, Inc.*	13,597	374,733
Harrow, Inc.(x)*	9,931	478,476
Indivior plc*	38,447	926,957
Innoviva, Inc.*	20,198	368,613
Journey Medical Corp.*	2,634	18,754
LENZ Therapeutics, Inc.*	5,308	247,247
Ligand Pharmaceuticals, Inc.*	6,034	1,068,863
Liquidia Corp.*	21,685	493,117
Maze Therapeutics, Inc.(x)*	7,754	201,061
MBX Biosciences, Inc.*	6,579	115,133
MediWound Ltd.(x)*	1,707	30,760
Mind Medicine MindMed, Inc.(x)*	24,000	282,960
Nuvation Bio, Inc.(x)*	81,040	299,848
Ocular Therapeutix, Inc.*	43,836	512,443
Omeros Corp.(x)*	13,262	54,374
Pacira BioSciences, Inc.*	15,614	402,373
Phathom Pharmaceuticals, Inc.*	9,684	113,981
Phibro Animal Health Corp., Class A	6,514	263,556
Prestige Consumer Healthcare, Inc.*	15,573	971,755
Rapport Therapeutics, Inc.*	3,978	118,147
scPharmaceuticals, Inc.*	7,899	44,787
Septerna, Inc.(x)*	9,440	177,566
SIGA Technologies, Inc.(x)	10,649	97,438
Supernus Pharmaceuticals, Inc.*	17,076	816,062
Tarsus Pharmaceuticals, Inc.*	12,575	747,332
Terns Pharmaceuticals, Inc.*	23,044	173,060
Theravance Biopharma, Inc.*	11,615	169,579
Third Harmonic Bio, Inc.(r)*	7,949	—
Trevi Therapeutics, Inc.(x)*	28,500	260,775
Tvardi Therapeutics, Inc.(x)*	1,133	44,153
WaVe Life Sciences Ltd.*	34,134	249,861
Xeris Biopharma Holdings, Inc.*	47,273	384,802
Zevra Therapeutics, Inc.*	17,299	164,513

		18,167,359

Total Health Care		142,600,878

Industrials (16.0%)
Aerospace & Defense (1.8%)
AAR Corp.*	11,252	1,008,967
AeroVironment, Inc.(x)*	10,141	3,193,300
AerSale Corp.*	10,939	89,590
AIRO Group Holdings, Inc.*	910	17,472
Archer Aviation, Inc., Class A*	175,190	1,678,320
Astronics Corp.*	9,534	434,846
Byrna Technologies, Inc.(x)*	6,319	140,029
Cadre Holdings, Inc.	9,066	331,000
Ducommun, Inc.*	4,565	438,833
Eve Holding, Inc.(x)*	20,557	78,322
Intuitive Machines, Inc.(x)*	35,094	369,189
Kratos Defense & Security Solutions, Inc.*	52,812	4,825,432
Mercury Systems, Inc.*	16,260	1,258,524
Moog, Inc., Class A	8,948	1,858,231
National Presto Industries, Inc.	1,479	165,870
Park Aerospace Corp.	5,013	101,964
Redwire Corp.(x)*	13,781	123,891
Satellogic, Inc., Class A(x)*	16,242	53,274
V2X, Inc.*	5,851	339,885
Voyager Technologies, Inc., Class A*	2,849	84,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	6,461	$1,074,077

		17,665,859

Air Freight & Logistics (0.1%)
Forward Air Corp.*	7,562	193,890
Hub Group, Inc., Class A	17,334	596,983
Radiant Logistics, Inc.*	11,244	66,339

		857,212

Building Products (1.2%)
American Woodmark Corp.*	4,733	315,975
Apogee Enterprises, Inc.	6,645	289,523
AZZ, Inc.	9,280	1,012,726
CSW Industrials, Inc.	5,204	1,263,271
Gibraltar Industries, Inc.*	9,556	600,117
Griffon Corp.	12,287	935,655
Insteel Industries, Inc.	5,941	227,778
Janus International Group, Inc.*	45,239	446,509
JELD-WEN Holding, Inc.*	19,689	96,673
Masterbrand, Inc.*	40,364	531,594
Quanex Building Products Corp.	14,586	207,413
Resideo Technologies, Inc.*	43,472	1,877,121
Tecnoglass, Inc.	7,823	523,437
UFP Industries, Inc.	18,705	1,748,730
Zurn Elkay Water Solutions Corp.	47,313	2,225,130

		12,301,652

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	19,214	886,150
ACCO Brands Corp.	20,245	80,778
Acme United Corp.(x)	706	29,073
ACV Auctions, Inc., Class A*	53,922	534,367
BrightView Holdings, Inc.*	21,083	282,512
Brink’s Co. (The)	13,065	1,526,776
Casella Waste Systems, Inc., Class A*	20,043	1,901,680
CECO Environmental Corp.*	9,796	501,555
Cimpress plc*	5,398	340,290
CompX International, Inc.(x)	533	12,472
CoreCivic, Inc.*	33,773	687,280
Deluxe Corp.(x)	14,778	286,102
Driven Brands Holdings, Inc.*	19,683	317,093
Ennis, Inc.	5,360	97,981
Enviri Corp.*	24,715	313,633
GEO Group, Inc. (The)*	43,155	884,246
Healthcare Services Group, Inc.*	23,444	394,562
HNI Corp.	14,641	685,931
Interface, Inc., Class A	19,289	558,224
Liquidity Services, Inc.*	7,438	204,024
MillerKnoll, Inc.	22,331	396,152
Mobile Infrastructure Corp., Class A(x)*	2,766	9,736
Montrose Environmental Group, Inc.*	9,902	271,909
NL Industries, Inc.	3,714	22,841
OPENLANE, Inc.*	32,647	939,581
Perma-Fix Environmental Services, Inc.(x)*	3,771	38,087
Pitney Bowes, Inc.(x)	55,698	635,514
Quad/Graphics, Inc.	6,553	41,022
Steelcase, Inc., Class A	26,198	450,606
UniFirst Corp.	4,824	806,525
Vestis Corp.	26,643	120,693
Virco Mfg. Corp.(x)	2,712	21,018

		14,278,413

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	10,190	342,180
Arcosa, Inc.	15,264	1,430,389
Argan, Inc.	4,213	1,137,721
Bowman Consulting Group Ltd., Class A*	5,093	215,740
Centuri Holdings, Inc.*	21,983	465,380
Concrete Pumping Holdings, Inc.	5,900	41,595
Construction Partners, Inc., Class A*	14,890	1,891,030
Dycom Industries, Inc.*	8,869	2,587,619
Fluor Corp.*	51,673	2,173,883
Granite Construction, Inc.(x)	14,089	1,544,859
Great Lakes Dredge & Dock Corp.*	21,632	259,368
IES Holdings, Inc.(x)*	2,895	1,151,197
Limbach Holdings, Inc.(x)*	3,250	315,640
Matrix Service Co.*	5,947	77,787
MYR Group, Inc.*	4,875	1,014,146
NWPX Infrastructure, Inc.*	2,212	117,081
Orion Group Holdings, Inc.*	8,880	73,882
Primoris Services Corp.	17,060	2,342,850
Southland Holdings, Inc.*	3,459	14,839
Sterling Infrastructure, Inc.*	9,477	3,219,147
Tutor Perini Corp.*	13,792	904,617

		21,320,950

Electrical Equipment (2.1%)
Allient, Inc.	4,150	185,712
American Superconductor Corp.*	13,729	815,365
Amprius Technologies, Inc.(x)*	30,168	317,367
Array Technologies, Inc.(x)*	50,540	411,901
Atkore, Inc.	11,074	694,783
Bloom Energy Corp., Class A*	67,389	5,699,088
Complete Solaria, Inc.(x)*	12,991	22,864
EnerSys	12,431	1,404,206
Enovix Corp.(x)*	52,484	523,265
Eos Energy Enterprises, Inc.*	77,650	884,433
Fluence Energy, Inc., Class A(x)*	26,532	286,546
Hyliion Holdings Corp.(x)*	35,348	69,636
KULR Technology Group, Inc.(x)*	7,555	31,429
LSI Industries, Inc.	7,543	178,090
NANO Nuclear Energy, Inc.(x)*	9,184	354,135
Net Power, Inc.(x)*	8,054	24,243
NEXTracker, Inc., Class A*	46,009	3,404,206
NuScale Power Corp., Class A(x)*	40,313	1,451,268
Plug Power, Inc.(x)*	340,287	792,869
Powell Industries, Inc.(x)	3,054	930,890
Power Solutions International, Inc.*	2,317	227,576
Preformed Line Products Co.	734	143,974
Shoals Technologies Group, Inc., Class A*	53,985	400,029
SKYX Platforms Corp.(x)*	12,865	14,409
Sunrun, Inc.*	65,956	1,140,379
T1 Energy, Inc.(x)*	23,972	52,259
Thermon Group Holdings, Inc.*	11,249	300,573
Vicor Corp.*	7,209	358,431

		21,119,926

Ground Transportation (0.3%)
ArcBest Corp.	7,144	499,151
Covenant Logistics Group, Inc., Class A	4,570	98,986
FTAI Infrastructure, Inc.(x)	31,728	138,334
Heartland Express, Inc.	13,524	113,331
Hertz Global Holdings, Inc.(x)*	38,046	258,713
Marten Transport Ltd.	19,588	208,808
PAMT Corp.*	2,326	26,517
Proficient Auto Logistics, Inc.(x)*	7,497	51,655
RXO, Inc.*	50,771	780,858
Universal Logistics Holdings, Inc.(x)	2,548	59,725
Werner Enterprises, Inc.	16,466	433,385

		2,669,463

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	8,169	273,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.5%)
3D Systems Corp.*	31,419	$91,115
Aebi Schmidt Holding AG	7,609	94,884
AirJoule Technologies Corp.(x)*	5,759	27,010
Alamo Group, Inc.	3,324	634,552
Albany International Corp., Class A	9,868	525,964
Astec Industries, Inc.	6,906	332,386
Atmus Filtration Technologies, Inc.	25,939	1,169,589
Blue Bird Corp.*	10,341	595,125
Chart Industries, Inc.*	14,357	2,873,554
Columbus McKinnon Corp.	6,419	92,048
Douglas Dynamics, Inc.	7,139	223,165
Eastern Co. (The)	1,246	29,231
Energy Recovery, Inc.*	16,847	259,781
Enerpac Tool Group Corp., Class A	17,290	708,890
Enpro, Inc.	6,725	1,519,850
ESCO Technologies, Inc.	8,306	1,753,480
Federal Signal Corp.	19,070	2,269,139
Franklin Electric Co., Inc.	12,725	1,211,420
Gencor Industries, Inc.*	2,875	42,061
Gorman-Rupp Co. (The)	7,169	332,713
Graham Corp.*	2,389	131,156
Greenbrier Cos., Inc. (The)	9,673	446,602
Helios Technologies, Inc.	10,912	568,843
Hillenbrand, Inc.	23,182	626,841
Hillman Solutions Corp.*	65,115	597,756
Hyster-Yale, Inc.	3,062	112,865
JBT Marel Corp.	16,578	2,328,380
Kadant, Inc.	3,707	1,103,129
Kennametal, Inc.	24,578	514,418
L B Foster Co., Class A*	2,603	70,151
Lindsay Corp.	3,527	495,755
Luxfer Holdings plc	5,993	83,303
Manitowoc Co., Inc. (The)*	7,683	76,907
Mayville Engineering Co., Inc.*	3,583	49,302
Microvast Holdings, Inc.(x)*	64,508	248,356
Miller Industries, Inc.	2,449	98,989
Mueller Water Products, Inc., Class A	49,931	1,274,239
Omega Flex, Inc.	1,499	46,746
Palladyne AI Corp.(x)*	5,893	50,621
Park-Ohio Holdings Corp.	2,541	53,971
Proto Labs, Inc.*	8,261	413,298
REV Group, Inc.	15,241	863,707
Richtech Robotics, Inc., Class B(x)*	15,785	67,718
SPX Technologies, Inc.*	15,250	2,848,395
Standex International Corp.	3,846	814,967
Tennant Co.	6,172	500,302
Terex Corp.	20,092	1,030,720
Titan International, Inc.*	11,468	86,698
Trinity Industries, Inc.	26,321	738,041
Wabash National Corp.	9,364	92,423
Watts Water Technologies, Inc., Class A	8,733	2,438,952
Worthington Enterprises, Inc.	9,952	552,236

		34,211,744

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	4,026	57,854
Costamare, Inc.	10,099	120,279
Genco Shipping & Trading Ltd.(x)	12,063	214,721
Himalaya Shipping Ltd.	9,334	76,819
Matson, Inc.	9,810	967,168
Pangaea Logistics Solutions Ltd.	15,224	77,338
Safe Bulkers, Inc.	24,680	109,579

		1,623,758

Passenger Airlines (0.5%)
Allegiant Travel Co.*	5,128	311,628
Frontier Group Holdings, Inc.(x)*	19,604	86,552
JetBlue Airways Corp.(x)*	102,897	506,253
Joby Aviation, Inc.(x)*	143,215	2,311,490
SkyWest, Inc.*	12,809	1,288,842
Strata Critical Medical, Inc.*	22,462	113,658
Sun Country Airlines Holdings, Inc.*	16,238	191,771

		4,810,194

Professional Services (1.7%)
Acuren Corp.*	55,535	739,171
Alight, Inc., Class A	139,211	453,828
Asure Software, Inc.*	6,259	51,324
Barrett Business Services, Inc.	8,612	381,684
BlackSky Technology, Inc., Class A(x)*	9,295	187,294
CBIZ, Inc.*	15,919	843,070
Conduent, Inc.*	43,668	122,270
CRA International, Inc.	2,229	464,813
CSG Systems International, Inc.	9,035	581,673
Exponent, Inc.	16,192	1,125,020
First Advantage Corp.*	24,428	375,947
Forrester Research, Inc.*	3,414	36,189
Franklin Covey Co.*	2,635	51,145
Heidrick & Struggles International, Inc.	6,813	339,083
HireQuest, Inc.(x)	1,338	12,872
Huron Consulting Group, Inc.*	5,548	814,280
IBEX Holdings Ltd.*	2,338	94,736
ICF International, Inc.	6,086	564,781
Innodata, Inc.(x)*	9,519	733,629
Insperity, Inc.	11,644	572,885
Kelly Services, Inc., Class A	10,094	132,433
Kforce, Inc.	4,108	123,158
Korn Ferry	16,210	1,134,376
Legalzoom.com, Inc.*	37,740	391,741
Maximus, Inc.	17,679	1,615,330
Mistras Group, Inc.*	5,911	58,164
Planet Labs PBC*	72,600	942,348
RCM Technologies, Inc.*	1,045	27,745
Resolute Holdings Management, Inc.*	1,379	99,495
Resources Connection, Inc.	7,393	37,335
Skillsoft Corp.(x)*	952	12,395
Spire Global, Inc.(x)*	6,366	69,962
TriNet Group, Inc.	9,320	623,415
TrueBlue, Inc.*	8,108	49,702
TTEC Holdings, Inc.*	4,880	16,397
Upwork, Inc.*	39,218	728,278
Verra Mobility Corp., Class A*	50,518	1,247,795
Willdan Group, Inc.*	4,365	422,052
WNS Holdings Ltd.*	12,285	936,977

		17,214,792

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	8,663	62,720
BlueLinx Holdings, Inc.*	2,699	197,243
Boise Cascade Co.	11,994	927,376
Custom Truck One Source, Inc.(x)*	21,084	135,359
Distribution Solutions Group, Inc.*	3,857	116,019
DNOW, Inc.*	32,462	495,045
DXP Enterprises, Inc.*	4,167	496,165
EVI Industries, Inc.	1,831	57,878
GATX Corp.	11,369	1,987,301
Global Industrial Co.	4,533	166,225
Herc Holdings, Inc.	10,015	1,168,350
Hudson Technologies, Inc.*	9,124	90,601
Karat Packaging, Inc.	2,653	66,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
McGrath RentCorp	7,723	$905,908
MRC Global, Inc.*	27,117	391,027
NPK International, Inc.*	23,858	269,834
Rush Enterprises, Inc., Class A	19,368	1,035,607
Rush Enterprises, Inc., Class B	2,542	145,962
Titan Machinery, Inc.*	6,821	114,183
Transcat, Inc.*	2,894	211,841
Willis Lease Finance Corp.	819	112,277
Xometry, Inc., Class A(x)*	13,268	722,708

		9,876,511

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	7,751	76,502

Total Industrials		158,300,883

Information Technology (14.0%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	24,514	229,941
Applied Optoelectronics, Inc.(x)*	17,254	447,396
Aviat Networks, Inc.*	3,643	83,534
BK Technologies Corp.*	614	51,871
Calix, Inc.*	18,665	1,145,471
Clearfield, Inc.(x)*	3,899	134,048
CommScope Holding Co., Inc.*	67,463	1,044,327
Digi International, Inc.*	11,697	426,473
Extreme Networks, Inc.*	39,564	816,997
Harmonic, Inc.*	36,346	370,002
Inseego Corp.*	2,760	41,317
NETGEAR, Inc.*	9,720	314,831
NetScout Systems, Inc.*	22,030	569,035
Ribbon Communications, Inc.*	31,452	119,518
Viasat, Inc.(x)*	36,920	1,081,756
Viavi Solutions, Inc.*	69,480	881,701

		7,758,218

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc.(x)*	6,291	55,109
Advanced Energy Industries, Inc.	11,790	2,005,951
Aeva Technologies, Inc.*	7,122	103,269
Arlo Technologies, Inc.*	32,230	546,299
Badger Meter, Inc.	9,405	1,679,545
Bel Fuse, Inc., Class A	393	45,726
Bel Fuse, Inc., Class B	3,462	488,211
Belden, Inc.	12,407	1,492,190
Benchmark Electronics, Inc.	12,088	465,992
Climb Global Solutions, Inc.	872	117,580
CTS Corp.	9,296	371,282
Daktronics, Inc.*	12,145	254,073
ePlus, Inc.	8,786	623,894
Evolv Technologies Holdings, Inc.*	38,333	289,414
Fabrinet*	11,405	4,158,491
Frequency Electronics, Inc.*	1,477	50,085
Insight Enterprises, Inc.*	9,001	1,020,803
Itron, Inc.*	14,366	1,789,429
Kimball Electronics, Inc.*	7,866	234,879
Knowles Corp.*	27,794	647,878
Methode Electronics, Inc.	7,629	57,599
MicroVision, Inc.(x)*	56,039	69,488
Mirion Technologies, Inc., Class A*	72,746	1,692,072
M-Tron Industries, Inc.*	546	30,292
Napco Security Technologies, Inc.	11,090	476,316
Neonode, Inc.*	2,402	8,383
nLight, Inc.*	15,010	444,746
Novanta, Inc.*	11,246	1,126,287
OSI Systems, Inc.*	5,060	1,261,154
Ouster, Inc.*	17,115	462,961
PAR Technology Corp.(x)*	12,531	495,977
PC Connection, Inc.	3,304	204,815
Plexus Corp.*	8,401	1,215,541
Powerfleet, Inc.(x)*	40,671	213,116
Red Cat Holdings, Inc.(x)*	25,868	267,734
Richardson Electronics Ltd.	2,988	29,253
Rogers Corp.*	6,028	485,013
Sanmina Corp.*	16,646	1,916,121
ScanSource, Inc.*	6,733	296,185
TTM Technologies, Inc.*	31,804	1,831,910
Vishay Intertechnology, Inc.	40,530	620,109
Vishay Precision Group, Inc.*	2,692	86,279
Vuzix Corp.(x)*	14,655	45,870

		29,777,321

IT Services (0.5%)
Applied Digital Corp.*	67,424	1,546,707
ASGN, Inc.*	13,513	639,840
Backblaze, Inc., Class A*	16,799	155,895
BigBear.ai Holdings, Inc.(x)*	93,071	606,823
Commerce.com, Inc.*	24,624	122,874
Crexendo, Inc.*	3,214	20,891
CSP, Inc.	1,499	17,313
DigitalOcean Holdings, Inc.*	21,927	749,026
Fastly, Inc., Class A*	44,034	376,491
Grid Dynamics Holdings, Inc.*	20,610	158,903
Hackett Group, Inc. (The)	8,183	155,559
Information Services Group, Inc.	11,606	66,734
Rackspace Technology, Inc.(x)*	42,317	59,667
TSS, Inc.(x)*	4,227	76,551
Tucows, Inc., Class A*	2,407	44,662
Unisys Corp.*	22,847	89,103
VTEX, Class A*	13,160	57,641

		4,944,680

Semiconductors & Semiconductor Equipment (3.2%)
ACM Research, Inc., Class A*	15,543	608,198
Aehr Test Systems(x)*	9,069	273,068
Aeluma, Inc.*	2,187	35,211
Alpha & Omega Semiconductor Ltd.*	8,049	225,050
Ambarella, Inc.*	12,921	1,066,241
Ambiq Micro, Inc.*	955	28,574
Atomera, Inc.(x)*	6,673	29,495
Axcelis Technologies, Inc.*	9,893	965,953
Blaize Holdings, Inc.(x)*	15,062	51,964
CEVA, Inc.*	7,289	192,502
Cohu, Inc.*	15,078	306,536
Credo Technology Group Holding Ltd.*	46,680	6,797,075
Diodes, Inc.*	14,378	765,053
FormFactor, Inc.*	25,120	914,870
Ichor Holdings Ltd.*	10,745	188,252
Impinj, Inc.*	8,300	1,500,225
indie Semiconductor, Inc., Class A(x)*	59,739	243,138
Kopin Corp.*	34,052	82,746
Kulicke & Soffa Industries, Inc.	16,574	673,567
MaxLinear, Inc., Class A*	25,674	412,838
Navitas Semiconductor Corp., Class A(x)*	42,531	307,074
NVE Corp.	1,115	72,776
PDF Solutions, Inc.*	10,613	274,028
Penguin Solutions, Inc.(x)*	16,763	440,532
Photronics, Inc.*	18,377	421,752
Power Integrations, Inc.	18,326	736,888
Rambus, Inc.*	34,322	3,576,352
Rigetti Computing, Inc.(x)*	100,598	2,996,814
Semtech Corp.*	27,735	1,981,666
Silicon Laboratories, Inc.*	10,040	1,316,545
SiTime Corp.*	6,682	2,013,353
SkyWater Technology, Inc.*	6,203	115,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Synaptics, Inc.*	12,063	$824,385
Ultra Clean Holdings, Inc.*	14,819	403,818
Veeco Instruments, Inc.*	18,691	568,767

		31,411,054

Software (5.8%)
8x8, Inc.*	29,848	63,278
A10 Networks, Inc.	22,930	416,180
ACI Worldwide, Inc.*	34,097	1,799,299
Adeia, Inc.	36,154	607,387
Agilysys, Inc.*	8,017	843,789
Airship AI Holdings, Inc.(x)*	4,592	23,741
Alarm.com Holdings, Inc.*	15,556	825,712
Alkami Technology, Inc.(x)*	21,247	527,775
Amplitude, Inc., Class A*	26,161	280,446
Appian Corp., Class A*	12,783	390,776
Arteris, Inc.*	8,043	81,234
Asana, Inc., Class A(x)*	28,560	381,562
AudioEye, Inc.*	2,897	40,152
AvePoint, Inc.*	42,229	633,857
Bit Digital, Inc.(x)*	98,760	296,280
Bitdeer Technologies Group, Class A(x)*	28,868	493,354
Blackbaud, Inc.*	11,847	761,881
BlackLine, Inc.*	16,624	882,734
Blend Labs, Inc., Class A*	70,793	258,394
Box, Inc., Class A*	44,714	1,442,921
Braze, Inc., Class A*	24,252	689,727
C3.ai, Inc., Class A(x)*	38,023	659,319
Cerence, Inc.(x)*	8,628	107,505
Cipher Mining, Inc.(x)*	84,077	1,058,529
Cleanspark, Inc.(x)*	88,129	1,277,870
Clear Secure, Inc., Class A	26,501	884,603
Clearwater Analytics Holdings, Inc., Class A*	78,499	1,414,552
Commvault Systems, Inc.*	14,193	2,679,355
Consensus Cloud Solutions, Inc.*	4,794	140,800
Core Scientific, Inc.(x)*	89,632	1,607,998
CoreCard Corp.*	1,269	34,161
CS Disco, Inc.*	10,748	69,432
Daily Journal Corp.*	281	130,704
Digimarc Corp.(x)*	5,514	53,872
Digital Turbine, Inc.(x)*	32,879	210,426
Domo, Inc., Class B*	9,914	157,038
D-Wave Quantum, Inc.(x)*	96,283	2,379,153
eGain Corp.*	6,845	59,620
EverCommerce, Inc.(x)*	6,315	70,286
Expensify, Inc., Class A*	13,525	25,021
Five9, Inc.*	24,599	595,296
Freshworks, Inc., Class A*	65,442	770,252
Hut 8 Corp.*	29,246	1,018,053
I3 Verticals, Inc., Class A(x)*	7,517	244,002
Intapp, Inc.*	17,704	724,094
InterDigital, Inc.(x)	8,249	2,847,802
Jamf Holding Corp.*	22,988	245,972
Kaltura, Inc.*	25,267	36,384
Life360, Inc.(x)*	5,154	547,870
LiveRamp Holdings, Inc.*	21,040	571,026
MARA Holdings, Inc.(x)*	115,570	2,110,308
Mercurity Fintech Holding, Inc.(x)*	7,153	175,821
Meridianlink, Inc.*	9,707	193,461
Mitek Systems, Inc.*	10,909	106,581
N-able, Inc.*	24,245	189,111
NCR Voyix Corp.*	45,638	572,757
NextNav, Inc.*	28,292	404,576
ON24, Inc.*	10,232	58,527
OneSpan, Inc.	8,023	127,485
Ooma, Inc.*	6,189	74,206
Pagaya Technologies Ltd., Class A*	14,639	434,632
PagerDuty, Inc.*	27,430	453,144
Porch Group, Inc.*	25,763	432,303
Progress Software Corp.*	13,840	607,991
PROS Holdings, Inc.(x)*	14,579	334,005
Q2 Holdings, Inc.*	19,871	1,438,462
Qualys, Inc.*	11,672	1,544,556
Rapid7, Inc.*	20,759	389,231
Red Violet, Inc.	3,692	192,907
ReposiTrak, Inc.(x)	3,397	50,344
Rezolve AI plc(x)*	45,695	227,561
Rimini Street, Inc.*	15,379	71,974
Riot Platforms, Inc.(x)*	109,245	2,078,932
Sapiens International Corp. NV	10,735	461,605
SEMrush Holdings, Inc., Class A*	10,629	75,253
Silvaco Group, Inc.(x)*	1,520	8,223
SoundHound AI, Inc., Class A(x)*	116,446	1,872,452
SoundThinking, Inc.*	2,426	29,258
Sprinklr, Inc., Class A*	34,734	268,146
Sprout Social, Inc., Class A*	16,268	210,183
SPS Commerce, Inc.*	12,032	1,253,012
Synchronoss Technologies, Inc.*	2,273	13,820
Telos Corp.*	17,089	116,889
Tenable Holdings, Inc.*	39,171	1,142,226
Terawulf, Inc.(x)*	89,253	1,019,269
Varonis Systems, Inc.*	34,972	2,009,841
Verint Systems, Inc.*	20,479	414,700
Vertex, Inc., Class A(x)*	20,287	502,915
Viant Technology, Inc., Class A*	3,457	29,834
Weave Communications, Inc.*	13,511	90,253
WM Technology, Inc.*	20,496	23,775
Workiva, Inc., Class A*	15,701	1,351,542
Xperi, Inc.*	10,393	67,347
Yext, Inc.*	36,480	310,810
Zeta Global Holdings Corp., Class A*	58,444	1,161,282

		57,062,984

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc., Class A*	14,134	294,270
Corsair Gaming, Inc.*	15,070	134,424
CPI Card Group, Inc.*	2,767	41,892
Diebold Nixdorf, Inc.*	8,203	467,817
Eastman Kodak Co.(x)*	23,366	149,776
Immersion Corp.	6,467	47,468
IonQ, Inc.(x)*	86,611	5,326,577
Quantum Computing, Inc.(x)*	42,147	775,926
Turtle Beach Corp.*	4,183	66,510
Xerox Holdings Corp.	37,277	140,162

		7,444,822

Total Information Technology		138,399,079

Materials (3.8%)
Chemicals (1.4%)
AdvanSix, Inc.	6,580	127,521
American Vanguard Corp.*	9,271	53,216
Arq, Inc.*	9,775	69,989
ASP Isotopes, Inc.(x)*	23,661	227,619
Aspen Aerogels, Inc.*	15,391	107,121
Avient Corp.	27,625	910,244
Balchem Corp.	10,384	1,558,223
Cabot Corp.	17,042	1,296,044
Chemours Co. (The)	47,626	754,396
Core Molding Technologies, Inc.*	2,705	55,588
Ecovyst, Inc.*	37,740	330,602
Flotek Industries, Inc.(x)*	3,304	48,238
Hawkins, Inc.	6,238	1,139,807
HB Fuller Co.	16,898	1,001,714
Ingevity Corp.*	11,537	636,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Innospec, Inc.	8,096	$624,687
Intrepid Potash, Inc.*	3,739	114,339
Koppers Holdings, Inc.	6,542	183,176
Kronos Worldwide, Inc.	11,526	66,159
LSB Industries, Inc.*	17,410	137,191
Mativ Holdings, Inc.	17,319	195,878
Minerals Technologies, Inc.	10,043	623,871
Orion SA	18,433	139,722
Perimeter Solutions, Inc.*	43,967	984,421
PureCycle Technologies, Inc.(x)*	40,435	531,720
Quaker Chemical Corp.	4,527	596,432
Rayonier Advanced Materials, Inc.*	17,268	124,675
Sensient Technologies Corp.	13,429	1,260,312
Solesence, Inc.(x)*	6,191	19,935
Stepan Co.	6,497	309,907
Trinseo plc(x)	7,478	17,573
Tronox Holdings plc	39,080	157,102
Valhi, Inc.(x)	1,508	23,796

		14,427,945

Construction Materials (0.2%)
Knife River Corp.*	18,095	1,390,963
Smith-Midland Corp.*	1,331	49,114
Titan America SA(x)	7,460	111,452
United States Lime & Minerals, Inc.	3,459	455,031

		2,006,560

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	47,732	190,451
Greif, Inc., Class A	7,905	472,403
Greif, Inc., Class B	1,648	101,533
Myers Industries, Inc.	10,556	178,819
O-I Glass, Inc.*	45,515	590,329
Ranpak Holdings Corp., Class A*	25,753	144,732
TriMas Corp.	10,008	386,709

		2,064,976

Metals & Mining (1.9%)
Alpha Metallurgical Resources, Inc.*	3,785	621,081
American Battery Technology Co.*	17,753	86,280
Ascent Industries Co.*	1,702	21,922
Caledonia Mining Corp. plc	3,967	143,645
Century Aluminum Co.*	17,347	509,308
Coeur Mining, Inc.*	202,499	3,798,881
Commercial Metals Co.	35,187	2,015,511
Compass Minerals International, Inc.*	11,913	228,730
Constellium SE*	44,368	660,196
Contango ORE, Inc.*	3,779	94,210
Critical Metals Corp.(x)*	6,998	43,528
Dakota Gold Corp.*	29,412	133,825
Ferroglobe plc	37,840	172,172
Friedman Industries, Inc.	1,351	29,580
Hecla Mining Co.	191,228	2,313,859
Idaho Strategic Resources, Inc.*	2,854	96,437
Ivanhoe Electric, Inc.*	27,107	340,193
Kaiser Aluminum Corp.	5,247	404,858
Lifezone Metals Ltd.(x)*	10,283	56,351
MAC Copper Ltd.*	18,977	231,709
Materion Corp.	6,509	786,352
Metallus, Inc.*	11,688	193,203
NioCorp Developments Ltd.(x)*	15,046	100,507
Novagold Resources, Inc.*	95,345	839,036
Olympic Steel, Inc.	3,486	106,149
Perpetua Resources Corp.*	23,660	478,642
Ramaco Resources, Inc., Class A*	10,738	356,394
Ryerson Holding Corp.	8,407	192,184
SSR Mining, Inc.*	64,889	1,584,589
SunCoke Energy, Inc.	29,128	237,684
Tredegar Corp.*	9,574	76,879
United States Antimony Corp.(x)*	29,651	183,836
US Gold Corp.*	2,508	41,332
US Goldmining, Inc.*	597	7,674
Vox Royalty Corp.(x)	8,139	34,998
Warrior Met Coal, Inc.	16,549	1,053,178
Worthington Steel, Inc.	10,748	326,632

		18,601,545

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,378	111,647
Magnera Corp.*	11,551	135,378
Sylvamo Corp.	9,817	434,108

		681,133

Total Materials		37,782,159

Real Estate (5.2%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	22,376	407,019
Alpine Income Property Trust, Inc. (REIT)	5,809	82,314
American Assets Trust, Inc. (REIT)	15,634	317,683
Armada Hoffler Properties, Inc. (REIT)	25,203	176,673
Broadstone Net Lease, Inc. (REIT)	59,479	1,062,890
CTO Realty Growth, Inc. (REIT)	9,898	161,337
Essential Properties Realty Trust, Inc. (REIT)	61,480	1,829,645
Gladstone Commercial Corp. (REIT)(x)	17,460	215,107
Global Net Lease, Inc. (REIT)	63,702	517,897
Modiv Industrial, Inc. (REIT), Class C	2,024	29,631
NexPoint Diversified Real Estate Trust (REIT)	14,782	54,546
One Liberty Properties, Inc. (REIT)	6,065	134,158

		4,988,900

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	50,457	2,119,699
CareTrust REIT, Inc. (REIT)	67,281	2,333,305
Community Healthcare Trust, Inc. (REIT)	10,806	165,332
Diversified Healthcare Trust (REIT)	71,247	314,199
Global Medical REIT, Inc. (REIT)(x)	4,025	135,683
LTC Properties, Inc. (REIT)	14,798	545,454
National Health Investors, Inc. (REIT)	14,703	1,168,888
Sabra Health Care REIT, Inc. (REIT)	75,886	1,414,515
Sila Realty Trust, Inc. (REIT)	17,945	450,419
Strawberry Fields REIT, Inc. (REIT)	3,636	44,723
Universal Health Realty Income Trust (REIT)	4,246	166,316

		8,858,533

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	69,914	839,667
Braemar Hotels & Resorts, Inc. (REIT)	25,649	70,022
Chatham Lodging Trust (REIT)	14,665	98,402
DiamondRock Hospitality Co. (REIT)	67,763	539,394
Pebblebrook Hotel Trust (REIT)	37,567	427,888
RLJ Lodging Trust (REIT)	48,066	346,075
Ryman Hospitality Properties, Inc. (REIT)	19,394	1,737,508
Service Properties Trust (REIT)	58,124	157,516
Summit Hotel Properties, Inc. (REIT)	36,866	202,394
Sunstone Hotel Investors, Inc. (REIT)	59,678	559,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	27,762	$380,895

		5,358,944

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	24,189	141,022
Innovative Industrial Properties, Inc. (REIT)	8,795	471,236
LXP Industrial Trust (REIT)	91,738	821,973
Plymouth Industrial REIT, Inc. (REIT)	13,091	292,322
Terreno Realty Corp. (REIT)	31,484	1,786,717

		3,513,270

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	58,393	243,499
City Office REIT, Inc. (REIT)	13,345	92,881
COPT Defense Properties (REIT)	35,528	1,032,444
Douglas Emmett, Inc. (REIT)	44,943	699,763
Easterly Government Properties, Inc. (REIT), Class A	12,393	284,171
Empire State Realty Trust, Inc. (REIT), Class A	44,429	340,326
Franklin Street Properties Corp. (REIT)	23,400	37,440
Hudson Pacific Properties, Inc. (REIT)*	110,967	306,269
JBG SMITH Properties (REIT)	18,402	409,445
NET Lease Office Properties (REIT)	4,435	131,542
Paramount Group, Inc. (REIT)*	58,191	380,569
Peakstone Realty Trust (REIT)	10,641	139,610
Piedmont Realty Trust, Inc. (REIT)	40,257	362,313
Postal Realty Trust, Inc. (REIT), Class A	10,212	160,226
SL Green Realty Corp. (REIT)	22,583	1,350,689

		5,971,187

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,016	16,998
Anywhere Real Estate, Inc.*	34,850	369,062
Compass, Inc., Class A*	148,006	1,188,488
Cushman & Wakefield plc*	59,087	940,665
Douglas Elliman, Inc.*	22,100	63,206
eXp World Holdings, Inc.(x)	27,010	287,927
Forestar Group, Inc.*	6,594	175,334
FRP Holdings, Inc.*	4,118	100,315
Kennedy-Wilson Holdings, Inc.	37,030	308,090
Logistic Properties of The Americas(x)*	1,037	4,832
Marcus & Millichap, Inc.	8,363	245,454
Maui Land & Pineapple Co., Inc.*	3,433	63,991
Newmark Group, Inc., Class A	47,642	888,523
RE/MAX Holdings, Inc., Class A*	7,226	68,141
Real Brokerage, Inc. (The)*	30,760	128,577
RMR Group, Inc. (The), Class A	5,684	89,409
Seaport Entertainment Group, Inc.(x)*	2,488	57,025
St Joe Co. (The)	12,379	612,513
Stratus Properties, Inc.*	2,003	42,383
Tejon Ranch Co.*	6,818	108,952
Transcontinental Realty Investors, Inc.*	1,018	46,960

		5,806,845

Residential REITs (0.3%)
Apartment Investment and Management Co. (REIT), Class A	41,918	332,410
BRT Apartments Corp. (REIT)	3,909	61,215
Centerspace (REIT)	5,416	319,002
Clipper Realty, Inc. (REIT)	5,310	20,178
Elme Communities (REIT)	25,276	426,153
Independence Realty Trust, Inc. (REIT)	74,629	1,223,169
NexPoint Residential Trust, Inc. (REIT)	7,930	255,505
UMH Properties, Inc. (REIT)	24,585	365,087
Veris Residential, Inc. (REIT)	25,363	385,518

		3,388,237

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	41,456	835,338
Alexander’s, Inc. (REIT)	500	117,245
CBL & Associates Properties, Inc. (REIT)	6,024	184,214
Curbline Properties Corp. (REIT)	30,629	683,027
FrontView REIT, Inc. (REIT)	7,697	105,526
Getty Realty Corp. (REIT)	16,641	446,478
InvenTrust Properties Corp. (REIT)	24,509	701,448
Kite Realty Group Trust (REIT)	69,204	1,543,249
Macerich Co. (The) (REIT)	79,899	1,454,162
NETSTREIT Corp. (REIT)(x)	29,449	531,849
Phillips Edison & Co., Inc. (REIT)	40,409	1,387,241
Saul Centers, Inc. (REIT)	4,236	135,001
SITE Centers Corp. (REIT)	19,520	175,875
Tanger, Inc. (REIT)	35,521	1,202,031
Urban Edge Properties (REIT)	40,321	825,371
Whitestone REIT (REIT)	15,623	191,850

		10,519,905

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	15,041	163,646
Four Corners Property Trust, Inc. (REIT)	29,367	716,555
Gladstone Land Corp. (REIT)(x)	13,404	122,781
Outfront Media, Inc. (REIT)	44,063	807,234
PotlatchDeltic Corp. (REIT)	24,708	1,006,851
Safehold, Inc. (REIT)	17,540	271,694
Smartstop Self Storage REIT, Inc. (REIT)(x)	9,486	357,053

		3,445,814

Total Real Estate		51,851,635

Utilities (3.0%)
Electric Utilities (1.1%)
ALLETE, Inc.	18,497	1,228,201
Genie Energy Ltd., Class B	6,553	97,967
Hawaiian Electric Industries, Inc.*	55,894	617,070
MGE Energy, Inc.	11,707	985,495
Oklo, Inc., Class A(x)*	34,282	3,826,900
Otter Tail Corp.	12,128	994,132
Portland General Electric Co.	35,207	1,549,108
TXNM Energy, Inc.	30,718	1,737,103

		11,035,976

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	36,859	1,515,642
Chesapeake Utilities Corp.	7,152	963,303
New Jersey Resources Corp.	31,932	1,537,526
Northwest Natural Holding Co.	13,009	584,494
ONE Gas, Inc.	18,906	1,530,252
RGC Resources, Inc.	3,180	71,359
Southwest Gas Holdings, Inc.	20,499	1,605,892
Spire, Inc.	18,580	1,514,641

		9,323,109

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.(x)*	10,133	198,303
Montauk Renewables, Inc.*	30,147	60,595
Ormat Technologies, Inc.	19,156	1,843,765

		2,102,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Avista Corp.	25,540	$965,668
Black Hills Corp.	23,031	1,418,479
Northwestern Energy Group, Inc.	18,832	1,103,744
Unitil Corp.	5,076	242,937

		3,730,828

Water Utilities (0.3%)
American States Water Co.	11,368	833,502
Cadiz, Inc.*	28,799	135,931
California Water Service Group	18,678	857,133
Consolidated Water Co. Ltd.(x)	4,044	142,672
Global Water Resources, Inc.	4,786	49,296
H2O America	9,699	472,341
Middlesex Water Co.	5,775	312,543
Pure Cycle Corp.*	7,378	81,675
York Water Co. (The)	5,276	160,496

		3,045,589

Total Utilities		29,238,165

Total Common Stocks (90.3%) (Cost $592,767,432)		892,379,234

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	—
Chinook Therapeutics, Inc., CVR *	20,304	4,060
Icosavax, Inc., CVR *	6,876	2,063
Sanofi Aatd, Inc., CVR(r)*	11,170	5,424

		11,547

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	4,470	302

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,550	—

Total Health Care		11,849

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $13,076)		19,949

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29(x)* (Cost $—)	436	1,461

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	25,663,794	25,663,794
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	40,979,907	40,996,300
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		73,660,094

Total Short-Term Investments (7.5%) (Cost $73,653,332)		73,660,094

Total Investments in Securities (97.8%) (Cost $666,433,840)		966,060,738
Other Assets Less Liabilities (2.2%)		22,110,116

Net Assets (100%)		$988,170,854

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $492,753 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $82,607,352. This was collateralized by $52,646,609 of various U.S. Government Treasury Securities,ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $32,676,040 of which $ 32,663,794 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	784	12/2025	USD	96,255,600	981,508

					981,508

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,795,210	$—	$—		$24,795,210
Consumer Discretionary	88,024,522	—	—		88,024,522
Consumer Staples	17,680,692	—	—		17,680,692
Energy	43,122,803	—	—		43,122,803
Financials	160,582,943	—	265		160,583,208
Health Care	142,600,878	—	—	(a)	142,600,878
Industrials	158,300,883	—	—		158,300,883
Information Technology	138,399,079	—	—		138,399,079
Materials	37,782,159	—	—		37,782,159
Real Estate	51,851,635	—	—		51,851,635
Utilities	29,238,165	—	—		29,238,165
Futures	981,508	—	—		981,508
Rights
Health Care	—	6,123	5,726		11,849
Materials	—	8,100	—		8,100
Short-Term Investments
Investment Companies	73,660,094	—	—		73,660,094
Warrants
Health Care	—	1,461	—		1,461

Total Assets	$967,020,571	$15,684	$5,991		$967,042,246

Total Liabilities	$—	$—	$—		$—

Total	$967,020,571	$15,684	$5,991		$967,042,246

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$410,018,630
Aggregate gross unrealized depreciation	(113,784,215)

Net unrealized appreciation	$296,234,415

Federal income tax cost of investments in securities and derivative instruments, if applicable	$670,807,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
ANZ Group Holdings Ltd.	168,217	$3,696,578
APA Group	71,785	421,801
Aristocrat Leisure Ltd.	31,696	1,467,708
ASX Ltd.	11,041	428,049
BHP Group Ltd.	285,442	8,032,938
BlueScope Steel Ltd.	25,213	378,547
Brambles Ltd.	77,014	1,263,812
CAR Group Ltd.	21,835	531,405
Cochlear Ltd.	3,781	698,652
Coles Group Ltd.	74,699	1,151,186
Commonwealth Bank of Australia	94,104	10,392,632
Computershare Ltd.	28,890	693,738
Evolution Mining Ltd.	114,987	824,021
Fortescue Ltd.	94,099	1,163,116
Glencore plc	570,055	2,618,934
Goodman Group (REIT)	114,854	2,491,244
Insurance Australia Group Ltd.	132,181	717,206
Lottery Corp. Ltd. (The)	125,948	490,038
Macquarie Group Ltd.	20,360	2,954,860
Medibank Pvt Ltd.	153,653	490,060
National Australia Bank Ltd.	173,184	5,059,407
Northern Star Resources Ltd.	75,392	1,183,816
Origin Energy Ltd.	94,873	784,718
Pro Medicus Ltd.	3,249	662,781
Qantas Airways Ltd.	41,989	303,403
QBE Insurance Group Ltd.	84,267	1,148,088
REA Group Ltd.(x)	3,055	467,086
Rio Tinto Ltd.	20,908	1,688,263
Rio Tinto plc	63,172	4,152,421
Santos Ltd.	178,486	794,841
Scentre Group (REIT)	285,430	770,586
SGH Ltd.	11,640	384,570
Sigma Healthcare Ltd.	265,158	521,101
Sonic Healthcare Ltd.	26,386	374,334
South32 Ltd.	248,181	449,967
Stockland (REIT)	138,141	559,416
Suncorp Group Ltd.	59,915	803,223
Telstra Group Ltd.	220,803	704,228
Transurban Group	174,797	1,596,152
Vicinity Ltd. (REIT)	211,194	352,163
Washington H Soul Pattinson & Co. Ltd.(x)	17,323	441,197
Wesfarmers Ltd.	64,169	3,907,227
Westpac Banking Corp.	191,961	4,949,993
WiseTech Global Ltd.	11,308	675,296
Woodside Energy Group Ltd.	107,279	1,634,819
Woolworths Group Ltd.	68,745	1,214,545

		76,490,166

Austria (0.2%)
Erste Group Bank AG	17,343	1,694,081
Mondi plc	23,860	328,595
OMV AG	8,076	430,655
Verbund AG	3,854	280,084

		2,733,415

Belgium (0.8%)
Ageas SA/NV	8,056	557,085
Anheuser-Busch InBev SA/NV	55,894	3,333,615
D’ieteren Group	1,279	239,056
Elia Group SA/NV, Class B	2,394	275,868
Groupe Bruxelles Lambert NV	4,526	404,111
KBC Group NV	12,914	1,538,153
Lotus Bakeries NV	22	207,149
Sofina SA(x)	838	246,947
Syensqo SA	4,316	348,117
UCB SA	7,093	1,956,971

		9,107,072

Brazil (0.0%)†
Yara International ASA	9,547	348,797

Chile (0.1%)
Antofagasta plc	22,794	843,337

China (0.6%)
BOC Hong Kong Holdings Ltd.	204,917	962,184
Prosus NV	73,348	5,161,686
SITC International Holdings Co. Ltd.	67,892	261,380
Wharf Holdings Ltd. (The)	68,262	195,261
Wilmar International Ltd.	115,045	254,179
Yangzijiang Shipbuilding Holdings Ltd.	138,800	362,616

		7,197,306

Denmark (1.7%)
AP Moller - Maersk A/S, Class A(x)	165	322,575
AP Moller - Maersk A/S, Class B(x)	233	456,798
Carlsberg A/S, Class B	5,176	601,447
Coloplast A/S, Class B	7,290	622,592
Danske Bank A/S	37,565	1,600,547
Demant A/S*	4,423	153,183
DSV A/S	11,388	2,264,865
Genmab A/S*	3,427	1,038,926
Novo Nordisk A/S, Class B	181,108	9,817,298
Novonesis Novozymes B	19,835	1,213,863
Orsted A/S(m)(x)*	9,641	172,181
Pandora A/S	4,412	574,846
ROCKWOOL A/S, Class B	5,602	208,025
Tryg A/S	18,811	477,224
Vestas Wind Systems A/S	55,836	1,052,076

		20,576,446

Finland (1.0%)
Elisa OYJ	8,261	433,150
Fortum OYJ	25,370	479,698
Kesko OYJ, Class B	15,762	334,947
Kone OYJ, Class B	19,065	1,298,229
Metso OYJ	35,881	492,243
Neste OYJ	22,362	409,170
Nokia OYJ	298,174	1,427,941
Nordea Bank Abp	174,015	2,855,125
Orion OYJ, Class B	6,076	464,749
Sampo OYJ, Class A	136,393	1,565,773
Stora Enso OYJ, Class R	33,015	361,875
UPM-Kymmene OYJ	29,391	802,966
Wartsila OYJ Abp	29,073	868,689

		11,794,555

France (8.4%)
Accor SA	11,177	528,831
Aeroports de Paris SA(x)	1,996	263,164
Air Liquide SA	32,526	6,753,779
Airbus SE	33,413	7,743,712
Alstom SA*	19,609	509,245
Amundi SA(m)	3,256	257,650
Arkema SA	2,958	186,144
AXA SA	99,425	4,743,904
BioMerieux	2,242	299,547
BNP Paribas SA	57,146	5,188,245
Bollore SE	42,412	239,807
Bouygues SA	10,564	475,270
Bureau Veritas SA	18,266	571,300
Capgemini SE	9,050	1,312,738
Carrefour SA	31,001	469,336
Cie de Saint-Gobain SA	25,291	2,721,651
Cie Generale des Etablissements Michelin SCA	37,754	1,353,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Covivio SA (REIT)	2,958	$198,646
Credit Agricole SA	59,372	1,165,479
Danone SA	36,532	3,180,752
Dassault Aviation SA	1,150	384,255
Dassault Systemes SE	37,671	1,260,930
Edenred SE	13,954	330,930
Eiffage SA	3,965	506,010
Engie SA	103,280	2,213,526
EssilorLuxottica SA	16,874	5,467,814
FDJ United	6,037	202,001
Gecina SA (REIT)	2,620	262,384
Getlink SE	17,132	314,983
Hermes International SCA	1,775	4,340,844
Ipsen SA	2,056	274,213
Kering SA	4,137	1,372,358
Klepierre SA (REIT)	12,436	484,152
Legrand SA	14,829	2,447,844
L’Oreal SA	13,513	5,846,230
LVMH Moet Hennessy Louis Vuitton SE	14,062	8,593,190
Orange SA	105,167	1,705,139
Pernod Ricard SA	11,299	1,108,208
Publicis Groupe SA	12,877	1,234,858
Renault SA	11,020	450,244
Rexel SA	12,939	422,918
Safran SA	20,246	7,133,322
Sartorius Stedim Biotech	1,680	339,352
Societe Generale SA	40,356	2,670,335
Sodexo SA	5,196	326,675
Teleperformance SE(x)	3,196	237,668
Thales SA	5,218	1,633,243
TotalEnergies SE	115,688	7,026,150
Unibail-Rodamco-Westfield (REIT)	7,016	736,729
Veolia Environnement SA	35,058	1,192,812
Vinci SA	27,725	3,839,336

		102,521,541

Germany (8.9%)
adidas AG	9,669	2,036,529
Allianz SE (Registered)	21,715	9,111,733
BASF SE	50,094	2,493,077
Bayer AG (Registered)	55,553	1,841,217
Bayerische Motoren Werke AG	15,778	1,582,704
Bayerische Motoren Werke AG (Preference)(q)	3,116	288,826
Beiersdorf AG	5,663	591,729
Brenntag SE	7,094	423,931
Commerzbank AG	43,302	1,631,414
Continental AG	6,011	396,051
Covestro AG*	10,379	710,413
CTS Eventim AG & Co. KGaA	3,606	353,084
Daimler Truck Holding AG	26,637	1,095,186
Deutsche Bank AG (Registered)	104,269	3,666,390
Deutsche Boerse AG	10,648	2,851,543
Deutsche Lufthansa AG (Registered)	33,409	282,725
Deutsche Post AG	54,284	2,417,997
Deutsche Telekom AG (Registered)	196,285	6,685,308
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	6,074	294,375
E.ON SE	126,954	2,387,041
Evonik Industries AG	14,591	253,018
Fresenius Medical Care AG	11,928	625,422
Fresenius SE & Co. KGaA	24,417	1,358,805
GEA Group AG	8,186	604,037
Hannover Rueck SE	3,363	1,013,142
Heidelberg Materials AG	7,501	1,686,895
Henkel AG & Co. KGaA	5,839	432,911
Henkel AG & Co. KGaA (Preference)(q)	9,018	727,367
Hensoldt AG	3,572	462,566
Infineon Technologies AG	72,923	2,842,426
Knorr-Bremse AG	4,249	398,335
LEG Immobilien SE	4,322	343,526
Mercedes-Benz Group AG	40,837	2,563,602
Merck KGaA	7,182	922,885
MTU Aero Engines AG	3,021	1,386,446
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	7,346	4,686,592
Nemetschek SE	3,122	406,125
Porsche Automobil Holding SE (Preference)(q)	8,456	332,084
Rational AG	267	203,443
Rheinmetall AG	2,555	5,952,900
RWE AG	35,645	1,582,730
SAP SE	58,721	15,711,743
Sartorius AG (Preference)(q)	1,395	324,121
Scout24 SE(m)	4,336	542,667
Siemens AG (Registered)	42,738	11,500,465
Siemens Energy AG*	38,052	4,441,584
Siemens Healthineers AG(m)	19,432	1,049,907
Symrise AG, Class A	7,318	636,129
Talanx AG	3,596	477,917
Volkswagen AG (Preference)(q)	11,555	1,247,543
Vonovia SE	41,934	1,307,126
Zalando SE(m)*	12,500	381,713

		107,547,445

Hong Kong (1.8%)
AIA Group Ltd.	597,927	5,735,741
CK Asset Holdings Ltd.	111,505	540,477
CK Infrastructure Holdings Ltd.	33,550	220,305
CLP Holdings Ltd.	93,867	777,405
Futu Holdings Ltd. (ADR)	3,293	572,686
Hang Seng Bank Ltd.	43,515	662,627
Henderson Land Development Co. Ltd.	77,651	273,806
HKT Trust & HKT Ltd.	221,818	328,368
Hong Kong & China Gas Co. Ltd.	646,709	561,781
Hong Kong Exchanges & Clearing Ltd.	68,187	3,872,892
Hongkong Land Holdings Ltd.	60,546	383,256
Jardine Matheson Holdings Ltd.	9,060	556,103
Link REIT (REIT)	149,233	767,073
MTR Corp. Ltd.(x)	87,472	296,521
Power Assets Holdings Ltd.	75,699	479,372
Prudential plc	145,186	2,032,663
Sino Land Co. Ltd.	203,952	258,152
Sun Hung Kai Properties Ltd.	82,931	993,218
Swire Pacific Ltd., Class A	20,085	170,215
Techtronic Industries Co. Ltd.	79,796	1,020,784
WH Group Ltd.(m)	488,035	528,677
Wharf Real Estate Investment Co. Ltd.	98,874	292,228

		21,324,350

Ireland (0.4%)
AerCap Holdings NV	9,922	1,200,562
AIB Group plc	120,856	1,094,689
Bank of Ireland Group plc	54,634	898,965
Kerry Group plc, Class A	8,870	799,261
Kingspan Group plc	8,939	743,034

		4,736,511

Israel (0.8%)
Azrieli Group Ltd.	2,217	220,013
Bank Hapoalim BM	70,567	1,434,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Leumi Le-Israel BM	83,997	$1,655,747
Check Point Software Technologies Ltd.*	4,896	1,013,031
Elbit Systems Ltd.	1,562	790,856
ICL Group Ltd.	43,863	274,127
Israel Discount Bank Ltd., Class A	71,149	703,284
Mizrahi Tefahot Bank Ltd.	8,690	571,690
Nice Ltd.*	3,567	525,541
Nova Ltd.*	1,648	522,184
Phoenix Financial Ltd.	12,706	475,679
Teva Pharmaceutical Industries Ltd. (ADR)*	65,180	1,316,636
Wix.com Ltd.*	2,953	524,542

		10,027,594

Italy (3.0%)
Banca Mediolanum SpA	12,841	257,045
Banca Monte dei Paschi di Siena SpA	111,042	982,977
Banco BPM SpA	65,254	974,881
BPER Banca SpA	82,671	915,857
Coca-Cola HBC AG	11,847	558,293
Davide Campari-Milano NV(x)	34,192	215,569
Enel SpA	459,914	4,355,334
Eni SpA(x)	115,019	2,007,476
Ferrari NV	7,042	3,402,969
FinecoBank Banca Fineco SpA	34,220	739,439
Generali	48,320	1,895,353
Infrastrutture Wireless Italiane SpA(m)	15,971	187,695
Intesa Sanpaolo SpA	800,926	5,278,997
Leonardo SpA	22,677	1,438,225
Moncler SpA	13,318	779,767
Nexi SpA(m)(x)	26,276	148,570
Poste Italiane SpA(m)	26,424	626,356
Prysmian SpA	16,250	1,606,012
Recordati Industria Chimica e Farmaceutica SpA	6,817	413,781
Ryanair Holdings plc	47,524	1,378,150
Snam SpA	116,562	700,396
Telecom Italia SpA*	570,315	298,163
Terna - Rete Elettrica Nazionale	77,619	787,169
UniCredit SpA	78,784	5,963,240
Unipol Assicurazioni SpA	20,380	436,910

		36,348,624

Japan (20.2%)
Advantest Corp.(x)	42,820	4,241,897
Aeon Co. Ltd.	124,524	1,511,449
AGC, Inc.	11,386	371,488
Aisin Corp.	29,254	506,409
Ajinomoto Co., Inc.	51,098	1,467,100
ANA Holdings, Inc.	8,812	170,478
Asahi Group Holdings Ltd.	80,616	967,872
Asahi Kasei Corp.	66,686	525,110
Asics Corp.	38,200	1,000,172
Astellas Pharma, Inc.(x)	100,578	1,088,515
Bandai Namco Holdings, Inc.	33,045	1,100,494
Bridgestone Corp.	31,984	1,481,059
Canon, Inc.(x)	48,819	1,431,707
Capcom Co. Ltd.	19,752	537,325
Central Japan Railway Co.	42,925	1,231,570
Chiba Bank Ltd. (The)(x)	33,383	350,907
Chubu Electric Power Co., Inc.	37,839	526,704
Chugai Pharmaceutical Co. Ltd.	37,977	1,655,852
Dai Nippon Printing Co. Ltd.	21,916	372,788
Daifuku Co. Ltd.	18,439	591,380
Dai-ichi Life Holdings, Inc.	197,168	1,554,572
Daiichi Sankyo Co. Ltd.	95,224	2,134,548
Daikin Industries Ltd.	14,830	1,712,793
Daito Trust Construction Co. Ltd.(x)	15,685	344,172
Daiwa House Industry Co. Ltd.	32,406	1,165,770
Daiwa Securities Group, Inc.(x)	75,783	616,216
Denso Corp.	98,252	1,418,786
Disco Corp.	5,190	1,632,261
East Japan Railway Co.(x)	53,329	1,305,413
Eisai Co. Ltd.(x)	14,796	497,752
ENEOS Holdings, Inc.	153,822	977,633
FANUC Corp.	52,988	1,527,098
Fast Retailing Co. Ltd.	10,575	3,220,732
Fuji Electric Co. Ltd.(x)	7,530	506,328
FUJIFILM Holdings Corp.	62,892	1,565,442
Fujikura Ltd.	14,500	1,417,301
Fujitsu Ltd.	100,010	2,356,120
Hankyu Hanshin Holdings, Inc.	12,854	379,314
Hikari Tsushin, Inc.	938	261,829
Hitachi Ltd.	257,585	6,845,245
Honda Motor Co. Ltd.(x)	222,712	2,305,657
Hoya Corp.	19,357	2,680,019
Hulic Co. Ltd.	25,598	280,412
Idemitsu Kosan Co. Ltd.(x)	42,330	290,816
IHI Corp.	58,800	1,097,393
Inpex Corp.	50,876	919,576
Isuzu Motors Ltd.(x)	30,879	390,359
ITOCHU Corp.	67,260	3,832,253
Japan Airlines Co. Ltd.	8,843	178,373
Japan Exchange Group, Inc.	56,082	626,673
Japan Post Bank Co. Ltd.	100,609	1,234,439
Japan Post Holdings Co. Ltd.	98,359	977,704
Japan Post Insurance Co. Ltd.	10,872	308,255
Japan Tobacco, Inc.	67,900	2,232,341
JFE Holdings, Inc.(x)	33,300	409,030
Kajima Corp.	23,394	682,750
Kansai Electric Power Co., Inc. (The)	54,767	784,555
Kao Corp.	25,989	1,133,685
Kawasaki Heavy Industries Ltd.(x)	8,500	561,551
Kawasaki Kisen Kaisha Ltd.(x)	19,855	282,751
KDDI Corp.	174,008	2,777,468
Keyence Corp.	10,844	4,046,198
Kikkoman Corp.(x)	37,340	316,879
Kirin Holdings Co. Ltd.	44,953	658,861
Kobe Bussan Co. Ltd.	8,463	232,570
Komatsu Ltd.	51,743	1,805,416
Konami Group Corp.	5,699	822,759
Kubota Corp.	55,887	704,044
Kyocera Corp.	73,824	993,156
Kyowa Kirin Co. Ltd.	12,725	197,778
Lasertec Corp.	4,630	635,711
LY Corp.	151,679	488,314
M3, Inc.(x)	24,181	390,140
Makita Corp.	12,194	396,283
Marubeni Corp.	79,708	1,993,172
MatsukiyoCocokara & Co.	19,135	388,691
Meiji Holdings Co. Ltd.(x)	13,760	285,277
Minebea Mitsumi, Inc.(x)	20,122	379,554
Mitsubishi Chemical Group Corp.	69,019	397,308
Mitsubishi Corp.	180,933	4,320,076
Mitsubishi Electric Corp.	106,348	2,734,837
Mitsubishi Estate Co. Ltd.	59,317	1,364,951
Mitsubishi HC Capital, Inc.	49,118	406,037
Mitsubishi Heavy Industries Ltd.	181,300	4,755,470
Mitsubishi UFJ Financial Group, Inc.	644,706	10,436,665
Mitsui & Co. Ltd.	139,590	3,473,586
Mitsui Fudosan Co. Ltd.	148,702	1,621,911
Mitsui OSK Lines Ltd.(x)	19,888	604,366
Mizuho Financial Group, Inc.	141,397	4,769,167
MonotaRO Co. Ltd.	14,899	217,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MS&AD Insurance Group Holdings, Inc.	72,495	$1,645,151
Murata Manufacturing Co. Ltd.	93,904	1,787,786
NEC Corp.	70,465	2,258,063
Nexon Co. Ltd.	19,006	417,300
Nidec Corp.	46,262	823,822
Nintendo Co. Ltd.	61,973	5,366,090
Nippon Building Fund, Inc. (REIT)	428	403,733
Nippon Paint Holdings Co. Ltd.(x)	53,348	364,347
Nippon Sanso Holdings Corp.	9,690	343,804
Nippon Steel Corp.(x)	269,105	1,109,102
Nippon Yusen KK(x)	25,024	854,693
Nissan Motor Co. Ltd.*	122,326	300,924
Nissin Foods Holdings Co. Ltd.(x)	10,348	194,946
Nitori Holdings Co. Ltd.(x)	23,040	444,566
Nitto Denko Corp.(x)	40,245	957,106
Nomura Holdings, Inc.	168,187	1,234,520
Nomura Research Institute Ltd.	21,796	836,114
NTT, Inc.	1,689,720	1,767,588
Obayashi Corp.	37,937	623,112
Obic Co. Ltd.	18,755	653,638
Olympus Corp.	64,928	821,451
Oracle Corp.	2,248	229,535
Oriental Land Co. Ltd.(x)	60,658	1,463,077
ORIX Corp.(x)	65,276	1,713,503
Osaka Gas Co. Ltd.	19,581	567,893
Otsuka Corp.	13,150	274,586
Otsuka Holdings Co. Ltd.	24,538	1,304,014
Pan Pacific International Holdings Corp.	104,970	692,063
Panasonic Holdings Corp.	131,160	1,427,918
Rakuten Group, Inc.*	86,546	561,757
Recruit Holdings Co. Ltd.	74,735	4,024,173
Renesas Electronics Corp.	94,230	1,087,036
Resona Holdings, Inc.	116,252	1,187,400
Ryohin Keikaku Co. Ltd.	28,400	565,561
Sanrio Co. Ltd.(x)	10,200	479,428
SBI Holdings, Inc.	15,070	655,851
SCREEN Holdings Co. Ltd.(x)	4,400	400,473
SCSK Corp.	9,287	278,136
Secom Co. Ltd.	23,100	847,398
Sekisui Chemical Co. Ltd.	21,193	394,812
Sekisui House Ltd.	34,484	785,121
Seven & i Holdings Co. Ltd.	117,143	1,577,115
SG Holdings Co. Ltd.(x)	16,999	175,755
Shimadzu Corp.	13,376	337,826
Shimano, Inc.	4,338	486,938
Shin-Etsu Chemical Co. Ltd.	94,877	3,113,487
Shionogi & Co. Ltd.	43,723	766,191
Shiseido Co. Ltd.	23,492	401,422
SMC Corp.	3,327	1,022,048
SoftBank Corp.	1,619,590	2,384,182
SoftBank Group Corp.	53,777	6,794,626
Sompo Holdings, Inc.	50,172	1,552,131
Sony Financial Group, Inc.*	345,820	383,504
Sony Group Corp.	345,820	9,959,410
Subaru Corp.	33,096	678,100
Sumitomo Corp.	61,512	1,783,571
Sumitomo Electric Industries Ltd.	39,458	1,125,427
Sumitomo Metal Mining Co. Ltd.(x)	13,845	446,287
Sumitomo Mitsui Financial Group, Inc.	207,170	5,850,099
Sumitomo Mitsui Trust Group, Inc.	35,864	1,042,562
Sumitomo Realty & Development Co. Ltd.	17,347	766,208
Suntory Beverage & Food Ltd.	7,280	227,677
Suzuki Motor Corp.	87,548	1,279,017
Sysmex Corp.	27,347	337,388
T&D Holdings, Inc.(x)	28,155	689,572
Taisei Corp.	8,723	599,878
Takeda Pharmaceutical Co. Ltd.	89,909	2,623,372
TDK Corp.	108,970	1,583,136
Terumo Corp.	74,724	1,234,410
TIS, Inc.	11,516	380,324
Toho Co. Ltd.(x)	5,805	372,908
Tokio Marine Holdings, Inc.	103,792	4,399,852
Tokyo Electron Ltd.	25,291	4,508,035
Tokyo Gas Co. Ltd.	17,578	625,693
Tokyo Metro Co. Ltd.(x)	17,800	203,956
Tokyu Corp.	29,757	362,996
TOPPAN Holdings, Inc.	13,890	356,443
Toray Industries, Inc.	76,898	491,542
Toyota Industries Corp.	9,073	1,020,893
Toyota Motor Corp.	532,940	10,268,875
Toyota Tsusho Corp.	35,846	994,288
Trend Micro, Inc.	6,937	379,955
Unicharm Corp.	64,636	419,324
West Japan Railway Co.(x)	24,594	539,327
Yakult Honsha Co. Ltd.(x)	14,256	232,467
Yamaha Motor Co. Ltd.(x)	53,114	398,665
Yokogawa Electric Corp.	13,148	378,299
Yokohama Financial Group, Inc.	57,101	439,016
Zensho Holdings Co. Ltd.	5,542	362,459
ZOZO, Inc.(x)	23,446	215,617

		245,111,913

Luxembourg (0.1%)
ArcelorMittal SA	26,996	969,223
CVC Capital Partners plc(m)	11,188	194,665
Eurofins Scientific SE	6,727	487,928

		1,651,816

Macau (0.1%)
Galaxy Entertainment Group Ltd.	120,282	662,776
Sands China Ltd.	132,546	369,605

		1,032,381

Mexico (0.0%)†
Fresnillo plc	12,433	394,619

Netherlands (4.0%)
ABN AMRO Bank NV (CVA)(m)	32,793	1,049,142
Adyen NV(m)*	1,424	2,282,071
Aegon Ltd.	71,219	571,255
Akzo Nobel NV	9,872	702,367
Argenx SE*	3,441	2,493,430
ASM International NV	2,646	1,586,819
ASML Holding NV	22,146	21,531,023
ASR Nederland NV	8,491	576,001
BE Semiconductor Industries NV	4,107	611,648
Euronext NV(m)	4,519	675,925
EXOR NV	5,191	507,062
Heineken Holding NV	7,492	513,246
Heineken NV	16,217	1,264,608
IMCD NV	3,249	335,675
ING Groep NV	169,910	4,403,584
JDE Peet’s NV	9,156	335,388
Koninklijke Ahold Delhaize NV	51,201	2,070,877
Koninklijke KPN NV	216,941	1,040,957
Koninklijke Philips NV	43,319	1,171,784
NN Group NV	14,969	1,052,704
Randstad NV	6,467	274,624
Universal Music Group NV	61,966	1,786,769
Wolters Kluwer NV	13,488	1,839,303

		48,676,262

New Zealand (0.3%)
Auckland International Airport Ltd.	95,313	435,431
Contact Energy Ltd.	46,752	246,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	33,882	$727,776
Infratil Ltd.	53,333	381,860
Meridian Energy Ltd.	67,983	219,531
Xero Ltd.*	9,463	986,212

		2,997,461

Norway (0.5%)
Aker BP ASA	18,266	463,260
DNB Bank ASA	50,214	1,366,104
Equinor ASA	43,134	1,052,033
Gjensidige Forsikring ASA	11,616	340,581
Kongsberg Gruppen ASA	24,397	779,737
Mowi ASA	26,902	568,256
Norsk Hydro ASA	75,539	511,690
Orkla ASA	40,520	423,084
Salmar ASA	3,706	197,934
Telenor ASA	35,084	581,478

		6,284,157

Poland (0.0%)†
InPost SA*	13,574	166,537
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	467,483	413,393
EDP SA	175,482	831,721
Galp Energia SGPS SA	24,118	455,883
Jeronimo Martins SGPS SA	16,368	397,789

		2,098,786

Singapore (1.7%)
CapitaLand Ascendas REIT (REIT)	211,665	457,805
CapitaLand Integrated Commercial Trust (REIT)	326,942	580,408
CapitaLand Investment Ltd.	127,879	266,673
DBS Group Holdings Ltd.	120,415	4,774,780
Genting Singapore Ltd.	329,669	187,842
Grab Holdings Ltd., Class A*	134,322	808,618
Keppel Ltd.	81,346	562,507
Oversea-Chinese Banking Corp. Ltd.	191,865	2,445,258
Sea Ltd. (ADR)*	21,413	3,827,145
Sembcorp Industries Ltd.	49,900	232,876
Singapore Airlines Ltd.	82,109	415,017
Singapore Exchange Ltd.	48,189	617,516
Singapore Technologies Engineering Ltd.	89,934	600,280
Singapore Telecommunications Ltd.	416,832	1,334,560
STMicroelectronics NV	39,236	1,098,651
United Overseas Bank Ltd.	71,674	1,921,382

		20,131,318

South Africa (0.2%)
Anglo American plc	63,549	2,380,257

South Korea (0.0%)†
Delivery Hero SE(m)*	10,443	299,281

Spain (3.1%)
Acciona SA	1,326	266,055
ACS Actividades de Construccion y Servicios SA	10,022	800,110
Aena SME SA(m)	41,927	1,145,452
Amadeus IT Group SA	25,474	2,018,773
Banco Bilbao Vizcaya Argentaria SA	323,827	6,212,290
Banco de Sabadell SA	282,511	1,094,551
Banco Santander SA	837,062	8,720,947
Bankinter SA	38,713	609,271
CaixaBank SA(x)	219,000	2,300,168
Cellnex Telecom SA(m)	27,288	944,785
EDP Renovaveis SA	19,094	251,074
Endesa SA	18,360	586,527
Grifols SA	15,717	227,428
Iberdrola SA	356,769	6,745,815
Industria de Diseno Textil SA	61,597	3,396,774
Redeia Corp. SA	23,457	452,753
Repsol SA	64,304	1,137,349
Telefonica SA(x)	211,634	1,092,766

		38,002,888

Sweden (2.8%)
AddTech AB, Class B	14,283	463,032
Alfa Laval AB	15,867	722,024
Assa Abloy AB, Class B	56,677	1,966,212
Atlas Copco AB, Class A	151,887	2,563,609
Atlas Copco AB, Class B	87,508	1,310,148
Beijer Ref AB, Class B	21,751	338,820
Boliden AB*	15,350	623,985
Epiroc AB, Class A(x)	38,093	802,775
Epiroc AB, Class B	21,219	399,840
EQT AB	20,388	705,125
Essity AB, Class B	33,785	882,091
Evolution AB(m)	7,934	651,784
Fastighets AB Balder, Class B*	40,812	291,923
H & M Hennes & Mauritz AB, Class B(x)	32,925	612,902
Hexagon AB, Class B	116,508	1,384,820
Holmen AB, Class B	4,675	177,478
Industrivarden AB, Class C(x)	8,630	341,830
Industrivarden AB, Class A	6,507	257,947
Indutrade AB	15,336	351,537
Investment AB Latour, Class B	8,837	209,229
Investor AB, Class B	97,459	3,044,041
L E Lundbergforetagen AB, Class B	4,617	239,521
Lifco AB, Class B	13,154	444,037
Nibe Industrier AB, Class B	87,600	344,653
Saab AB, Class B(x)	17,775	1,084,693
Sagax AB, Class B	13,002	271,105
Sandvik AB	59,951	1,667,145
Securitas AB, Class B	28,020	421,443
Skandinaviska Enskilda Banken AB, Class A	85,133	1,662,980
Skanska AB, Class B	19,670	509,593
SKF AB, Class B	19,717	488,401
Svenska Cellulosa AB SCA, Class B	33,965	448,626
Svenska Handelsbanken AB, Class A	81,416	1,058,519
Swedbank AB, Class A	47,617	1,432,394
Swedish Orphan Biovitrum AB*	10,685	325,508
Tele2 AB, Class B	29,733	507,057
Telefonaktiebolaget LM Ericsson, Class B	156,432	1,293,409
Telia Co. AB	134,605	513,147
Trelleborg AB, Class B	11,115	413,814
Volvo AB, Class B	89,200	2,553,471

		33,780,668

Switzerland (4.4%)
ABB Ltd. (Registered)	88,134	6,346,135
Avolta AG	4,957	268,134
Baloise Holding AG (Registered)	2,383	587,929
Banque Cantonale Vaudoise (Registered)	1,518	179,059
Barry Callebaut AG (Registered)(x)	203	277,960
Belimo Holding AG (Registered)	553	577,626
BKW AG	1,141	243,522
Chocoladefabriken Lindt & Spruengli AG	54	824,873
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	901,451
Cie Financiere Richemont SA (Registered)	30,398	5,789,004
DSM-Firmenich AG	10,355	881,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered)	396	$279,819
Galderma Group AG	7,045	1,223,948
Geberit AG (Registered)	1,891	1,418,636
Givaudan SA (Registered)	522	2,119,344
Helvetia Holding AG (Registered)	2,146	524,874
Julius Baer Group Ltd.	11,907	822,070
Kuehne + Nagel International AG (Registered)(x)	2,755	512,723
Logitech International SA (Registered)	8,399	915,602
Lonza Group AG (Registered)	3,950	2,615,966
Partners Group Holding AG	1,282	1,664,402
Sandoz Group AG	23,506	1,392,850
Schindler Holding AG	2,287	865,328
Schindler Holding AG (Registered)	1,357	488,387
SGS SA (Registered)	8,984	930,847
SIG Group AG	17,355	178,881
Sika AG (Registered)	8,621	1,917,944
Sonova Holding AG (Registered)	2,802	762,406
Straumann Holding AG (Registered)	6,162	657,187
Swatch Group AG (The)(x)	1,662	312,023
Swiss Life Holding AG (Registered)	1,584	1,702,494
Swiss Prime Site AG (Registered)	4,541	634,902
Swisscom AG (Registered)	1,480	1,073,676
UBS Group AG (Registered)	178,514	7,290,359
VAT Group AG(m)	1,561	616,517
Zurich Insurance Group AG	8,224	5,853,550

		53,652,075

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	54,893	3,018,729
Admiral Group plc	14,963	674,548
Ashtead Group plc	24,392	1,628,758
Associated British Foods plc	17,638	486,525
AstraZeneca plc	87,200	13,113,722
Auto Trader Group plc(m)	47,701	505,655
Aviva plc	171,058	1,577,723
BAE Systems plc	170,342	4,717,024
Barclays plc	795,296	4,060,177
Barratt Redrow plc	75,242	394,551
British American Tobacco plc	117,222	6,222,519
BT Group plc	329,517	847,115
Bunzl plc	17,839	562,845
Centrica plc	272,646	610,892
CK Hutchison Holdings Ltd.	148,263	976,423
Coca-Cola Europacific Partners plc	13,229	1,196,034
Compass Group plc	95,983	3,264,624
DCC plc(x)	5,616	360,427
Diageo plc	125,745	3,002,627
Entain plc	33,005	387,866
Halma plc	21,071	977,674
Hikma Pharmaceuticals plc	9,046	206,578
HSBC Holdings plc	980,878	13,785,460
Imperial Brands plc	43,414	1,843,877
Informa plc	73,023	901,162
InterContinental Hotels Group plc	8,165	985,445
International Consolidated Airlines Group SA	71,371	371,371
Intertek Group plc	8,677	551,043
J Sainsbury plc	93,284	419,029
JD Sports Fashion plc	129,820	166,389
Kingfisher plc	95,823	397,829
Land Securities Group plc (REIT)	40,307	315,496
Legal & General Group plc	326,305	1,044,457
Lloyds Banking Group plc	3,362,520	3,790,553
London Stock Exchange Group plc	26,624	3,049,292
M&G plc	127,715	434,563
Marks & Spencer Group plc	118,661	581,695
Melrose Industries plc	71,901	588,707
National Grid plc	274,259	3,937,484
NatWest Group plc	457,120	3,206,696
Next plc	6,559	1,091,623
Pearson plc	33,347	473,823
Phoenix Group Holdings plc	41,110	355,784
Reckitt Benckiser Group plc	37,889	2,913,716
RELX plc	103,201	4,936,939
Rentokil Initial plc	143,524	725,390
Rolls-Royce Holdings plc	475,117	7,603,920
Sage Group plc (The)	55,133	815,632
Schroders plc	41,077	207,719
Segro plc (REIT)	74,299	654,907
Severn Trent plc	14,893	518,366
Smith & Nephew plc	45,951	826,568
Smiths Group plc	19,085	603,698
Spirax Group plc	4,237	388,342
SSE plc	62,317	1,459,553
Standard Chartered plc	110,641	2,136,040
Tesco plc	369,177	2,211,935
Unilever plc	137,873	8,158,718
United Utilities Group plc	39,173	604,019
Vodafone Group plc	1,092,171	1,265,570
Whitbread plc	9,736	421,625
Wise plc, Class A*	36,579	509,169
WPP plc	62,358	308,456

		124,355,096

United States (8.7%)
Alcon AG	28,257	2,103,523
Amrize Ltd.*	29,176	1,407,030
BP plc	891,905	5,106,969
CSL Ltd.	27,381	3,590,989
CyberArk Software Ltd.*	2,722	1,315,134
Experian plc	51,655	2,585,704
Ferrovial SE	28,035	1,605,569
GSK plc	229,658	4,863,112
Haleon plc	507,897	2,270,527
Holcim AG	28,689	2,426,879
James Hardie Industries plc (CHDI)*	31,958	593,797
Monday.com Ltd.*	2,148	416,046
Nestle SA (Registered)	144,887	13,299,282
Novartis AG (Registered)	106,910	13,446,177
QIAGEN NV	12,481	552,357
Roche Holding AG (BMV Mexico Stock Exchange)	39,507	12,898,523
Roche Holding AG (OTC US Exchange)	1,851	632,928
Sanofi SA	62,136	5,730,283
Schneider Electric SE	30,789	8,588,723
Shell plc	331,368	11,794,308
Spotify Technology SA*	8,597	6,000,706
Stellantis NV	113,335	1,046,391
Swiss Re AG	16,800	3,103,373
Tenaris SA	20,805	371,033

		105,749,363

Total Common Stocks (90.5%) (Cost $595,325,481)		1,098,362,037

	Number of Rights	Value (Note 1)
RIGHTS:
Belgium (0.0%)†
Sofina SA, expiring 10/2/25(x)*	675	1,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
Denmark (0.0%)†
Orsted A/S, expiring 10/2/25(x)*	144,615	$143,977

Total Rights (0.0%)† (Cost $154,633)		145,483

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	8,332,741	8,332,741

Total Investment Companies		12,332,741

Total Short-Term Investments (1.0%) (Cost $12,332,741)		12,332,741

Total Investments in Securities (91.5%) (Cost $607,812,855)		1,110,840,261
Other Assets Less Liabilities (8.5%)		102,994,530

Net Assets (100%)		$1,213,834,791

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $12,555,068 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $27,371,464. This was collateralized by $16,706,414 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $12,332,741 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$271,615,538	22.4%
Industrials	212,511,294	17.5
Health Care	118,597,215	9.8
Consumer Discretionary	112,259,355	9.2
Information Technology	91,430,601	7.5
Consumer Staples	82,796,591	6.8
Materials	61,903,864	5.1
Communication Services	54,143,377	4.5
Utilities	37,527,882	3.1
Energy	34,871,971	2.9
Real Estate	20,849,832	1.7
Investment Companies	12,332,741	1.0
Cash and Other	102,994,530	8.5

		100.0%

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	683	12/2025	EUR	44,431,957	827,438
FTSE 100 Index	220	12/2025	GBP	27,834,723	201,057
MSCI EAFE E-Mini Index	8	12/2025	USD	1,114,120	(2,418)
SPI 200 Index	76	12/2025	AUD	11,155,402	(14,821)
TOPIX Index	130	12/2025	JPY	27,611,320	338,260

					1,349,516

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,024,810	USD	5,341,986	HSBC Bank plc	12/19/2025	(27,027)
GBP	9,123,979	USD	12,373,095	HSBC Bank plc	12/19/2025	(101,186)
JPY	1,620,028,180	USD	11,112,102	HSBC Bank plc	12/19/2025	(67,201)
USD	17,407,755	EUR	14,762,212	HSBC Bank plc	12/19/2025	(3,335)

Net unrealized depreciation						(198,749)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$76,490,166	$—		$76,490,166
Austria	—	2,733,415	—		2,733,415
Belgium	—	9,107,072	—		9,107,072
Brazil	—	348,797	—		348,797
Chile	—	843,337	—		843,337
China	—	7,197,306	—		7,197,306
Denmark	—	20,576,446	—		20,576,446
Finland	—	11,794,555	—		11,794,555
France	—	102,521,541	—		102,521,541
Germany	—	107,547,445	—		107,547,445
Hong Kong	1,128,789	20,195,561	—		21,324,350
Ireland	1,200,562	3,535,949	—		4,736,511
Israel	2,854,209	7,173,385	—		10,027,594
Italy	—	36,348,624	—		36,348,624
Japan	—	245,111,913	—		245,111,913
Luxembourg	—	1,651,816	—		1,651,816
Macau	—	1,032,381	—		1,032,381
Mexico	—	394,619	—		394,619
Netherlands	—	48,676,262	—		48,676,262
New Zealand	—	2,997,461	—		2,997,461
Norway	—	6,284,157	—		6,284,157
Poland	—	166,537	—		166,537
Portugal	—	2,098,786	—		2,098,786
Singapore	4,635,763	15,495,555	—		20,131,318
South Africa	—	2,380,257	—		2,380,257
South Korea	—	299,281	—		299,281
Spain	—	38,002,888	—		38,002,888
Sweden	—	33,780,668	—		33,780,668
Switzerland	—	53,652,075	—		53,652,075
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,196,034	123,159,062	—		124,355,096
United States	7,731,886	98,017,477	—		105,749,363
Futures	1,366,755	—	—		1,366,755
Rights
Belgium	—	1,506	—		1,506
Denmark	—	143,977	—		143,977
Short-Term Investments
Investment Companies	12,332,741	—	—		12,332,741

Total Assets	$32,446,739	$1,079,760,277	$—		$1,112,207,016

Liabilities:
Forward Currency Contracts	$—	$(198,749)	$—		$(198,749)
Futures	(17,239)	—	—		(17,239)

Total Liabilities	$(17,239)	$(198,749)	$—		$(215,988)

Total	$32,429,500	$1,079,561,528	$—		$1,111,991,028

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$547,583,515
Aggregate gross unrealized depreciation	(67,805,497)

Net unrealized appreciation	$479,778,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$632,213,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	951,581	$26,872,648
Verizon Communications, Inc.	561,113	24,660,916

		51,533,564

Entertainment (1.4%)
Electronic Arts, Inc.	29,938	6,038,495
Live Nation Entertainment, Inc.*	20,746	3,389,896
Netflix, Inc.*	56,550	67,798,926
Take-Two Interactive Software, Inc.*	22,536	5,822,401
TKO Group Holdings, Inc., Class A	8,590	1,734,836
Walt Disney Co. (The)	239,271	27,396,530
Warner Bros Discovery, Inc.*	329,478	6,434,705

		118,615,789

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A	774,133	188,191,732
Alphabet, Inc., Class C	621,462	151,357,070
Match Group, Inc.	29,714	1,049,499
Meta Platforms, Inc., Class A	288,648	211,977,318

		552,575,619

Media (0.4%)
Charter Communications, Inc., Class A(x)*	11,989	3,298,234
Comcast Corp., Class A	490,106	15,399,131
Fox Corp., Class A	26,298	1,658,352
Fox Corp., Class B	18,843	1,079,515
Interpublic Group of Cos., Inc. (The)	47,750	1,332,702
News Corp., Class A	51,419	1,579,077
News Corp., Class B	12,365	427,211
Omnicom Group, Inc.	26,372	2,150,109
Paramount Skydance Corp., Class B(x)	32,968	623,755
Trade Desk, Inc. (The), Class A*	58,808	2,882,180

		30,430,266

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	64,293	15,390,459

Total Communication Services		768,545,697

Consumer Discretionary (9.6%)
Automobile Components (0.0%)†
Aptiv plc*	28,609	2,466,668

Automobiles (2.2%)
Ford Motor Co.	514,526	6,153,731
General Motors Co.	128,416	7,829,523
Tesla, Inc.*	373,444	166,078,016

		180,061,270

Broadline Retail (3.5%)
Amazon.com, Inc.*	1,291,561	283,588,049
eBay, Inc.	62,151	5,652,633

		289,240,682

Distributors (0.1%)
Genuine Parts Co.	18,323	2,539,568
LKQ Corp.	37,567	1,147,296
Pool Corp.	4,224	1,309,736

		4,996,600

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	56,709	6,885,607
Booking Holdings, Inc.	4,313	23,287,052
Carnival Corp.*	140,163	4,052,112
Chipotle Mexican Grill, Inc.*	179,794	7,046,127
Darden Restaurants, Inc.	15,205	2,894,424
Domino’s Pizza, Inc.	4,157	1,794,618
DoorDash, Inc., Class A*	49,263	13,399,043
Expedia Group, Inc.	16,144	3,450,780
Hilton Worldwide Holdings, Inc.	31,034	8,051,461
Las Vegas Sands Corp.	40,131	2,158,646
Marriott International, Inc., Class A	29,985	7,809,293
McDonald’s Corp.	94,967	28,859,522
MGM Resorts International*	29,882	1,035,710
Norwegian Cruise Line Holdings Ltd.*	55,641	1,370,438
Royal Caribbean Cruises Ltd.	33,682	10,898,822
Starbucks Corp.	150,482	12,730,777
Wynn Resorts Ltd.	11,410	1,463,561
Yum! Brands, Inc.	36,432	5,537,664

		142,725,657

Household Durables (0.3%)
DR Horton, Inc.	36,695	6,218,702
Garmin Ltd.	21,775	5,361,440
Lennar Corp., Class A	30,147	3,799,728
Mohawk Industries, Inc.*	7,860	1,013,311
NVR, Inc.*	380	3,053,171
PulteGroup, Inc.	26,433	3,492,592

		22,938,944

Leisure Products (0.0%)†
Hasbro, Inc.	18,294	1,387,600

Specialty Retail (1.6%)
AutoZone, Inc.*	2,222	9,532,913
Best Buy Co., Inc.	25,004	1,890,803
CarMax, Inc.*	18,820	844,453
Home Depot, Inc. (The)	132,406	53,649,587
Lowe’s Cos., Inc.	74,538	18,732,145
O’Reilly Automotive, Inc.*	112,891	12,170,779
Ross Stores, Inc.	43,917	6,692,512
TJX Cos., Inc. (The)	148,467	21,459,420
Tractor Supply Co.	71,871	4,087,304
Ulta Beauty, Inc.*	6,136	3,354,858
Williams-Sonoma, Inc.	16,912	3,305,450

		135,720,224

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	19,882	2,015,438
Lululemon Athletica, Inc.*	14,960	2,661,833
NIKE, Inc., Class B	158,642	11,062,107
Ralph Lauren Corp.	4,985	1,563,097
Tapestry, Inc.	28,175	3,189,973

		20,492,448

Total Consumer Discretionary		800,030,093

Consumer Staples (4.5%)
Beverages (0.9%)
Brown-Forman Corp., Class B	20,052	543,008
Coca-Cola Co. (The)	515,463	34,185,506
Constellation Brands, Inc., Class A	18,685	2,516,309
Keurig Dr Pepper, Inc.	181,671	4,634,427
Molson Coors Beverage Co., Class B	24,074	1,089,349
Monster Beverage Corp.*	93,451	6,290,187
PepsiCo, Inc.	182,198	25,587,887

		74,846,673

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	59,018	54,628,831
Dollar General Corp.	28,720	2,968,212
Dollar Tree, Inc.*	25,993	2,452,959
Kroger Co. (The)	82,587	5,567,190
Sysco Corp.	63,051	5,191,619
Target Corp.	59,970	5,379,309
Walmart, Inc.	582,475	60,029,874
		136,217,994
Food Products (0.5%)
Archer-Daniels-Midland Co.	64,081	3,828,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	18,745	$1,523,031
Campbell’s Co. (The)(x)	26,019	821,680
Conagra Brands, Inc.	69,620	1,274,742
General Mills, Inc.	73,420	3,701,836
Hershey Co. (The)	19,786	3,700,971
Hormel Foods Corp.	39,661	981,213
J M Smucker Co. (The)	13,895	1,508,997
Kellanova	36,198	2,968,960
Kraft Heinz Co. (The)	111,417	2,901,299
Lamb Weston Holdings, Inc.	16,895	981,262
McCormick & Co., Inc. (Non-Voting)	31,967	2,138,912
Mondelez International, Inc., Class A	173,910	10,864,158
Tyson Foods, Inc., Class A	37,422	2,032,015

		39,227,275

Household Products (0.8%)
Church & Dwight Co., Inc.	32,530	2,850,604
Clorox Co. (The)	16,632	2,050,726
Colgate-Palmolive Co.	108,459	8,670,212
Kimberly-Clark Corp.	43,644	5,426,695
Procter & Gamble Co. (The)	311,725	47,896,546

		66,894,783

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	30,937	2,726,168
Kenvue, Inc.	249,947	4,056,640

		6,782,808

Tobacco (0.6%)
Altria Group, Inc.	223,236	14,746,970
Philip Morris International, Inc.	207,153	33,600,217

		48,347,187

Total Consumer Staples		372,316,720

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	130,022	6,334,672
Halliburton Co.	117,561	2,892,000
Schlumberger NV	195,867	6,731,949

		15,958,621

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.	48,310	1,172,967
Chevron Corp.	256,121	39,773,030
ConocoPhillips	166,211	15,721,898
Coterra Energy, Inc.	101,423	2,398,654
Devon Energy Corp.	82,877	2,905,668
Diamondback Energy, Inc.	24,771	3,544,730
EOG Resources, Inc.	72,908	8,174,445
EQT Corp.	79,552	4,330,015
Expand Energy Corp.	31,942	3,393,518
Exxon Mobil Corp.	567,358	63,969,614
Kinder Morgan, Inc.	259,745	7,353,381
Marathon Petroleum Corp.	40,945	7,891,739
Occidental Petroleum Corp.	95,216	4,498,956
ONEOK, Inc.	83,210	6,071,834
Phillips 66	54,282	7,383,438
Targa Resources Corp.	28,292	4,740,042
Texas Pacific Land Corp.	2,562	2,391,986
Valero Energy Corp.	41,342	7,038,889
Williams Cos., Inc. (The)	162,408	10,288,547

		203,043,351

Total Energy		219,001,972

Financials (12.3%)
Banks (3.2%)
Bank of America Corp.	906,867	46,785,269
Citigroup, Inc.	244,989	24,866,384
Citizens Financial Group, Inc.	58,611	3,115,761
Fifth Third Bancorp	90,049	4,011,683
Huntington Bancshares, Inc.	190,672	3,292,905
JPMorgan Chase & Co.	365,940	115,428,454
KeyCorp	120,699	2,255,864
M&T Bank Corp.	20,796	4,109,706
PNC Financial Services Group, Inc. (The)	53,052	10,659,738
Regions Financial Corp.	121,087	3,193,064
Truist Financial Corp.	170,959	7,816,245
US Bancorp	208,230	10,063,756
Wells Fargo & Co.	426,317	35,733,891

		271,332,720

Capital Markets (3.2%)
Ameriprise Financial, Inc.	12,376	6,079,710
Bank of New York Mellon Corp. (The)	93,270	10,162,699
BlackRock, Inc.‡	19,166	22,345,064
Blackstone, Inc.	98,369	16,806,344
Cboe Global Markets, Inc.	14,248	3,494,322
Charles Schwab Corp. (The)	227,077	21,679,041
CME Group, Inc.	47,712	12,891,305
Coinbase Global, Inc., Class A*	30,097	10,157,436
FactSet Research Systems, Inc.	5,379	1,541,030
Franklin Resources, Inc.	36,448	843,042
Goldman Sachs Group, Inc. (The)	40,286	32,081,756
Interactive Brokers Group, Inc., Class A	58,739	4,041,831
Intercontinental Exchange, Inc.	75,877	12,783,757
Invesco Ltd.	56,450	1,294,963
KKR & Co., Inc.	91,188	11,849,881
Moody’s Corp.	20,743	9,883,625
Morgan Stanley	161,456	25,665,046
MSCI, Inc.	10,209	5,792,689
Nasdaq, Inc.	60,325	5,335,746
Northern Trust Corp.	25,871	3,482,237
Raymond James Financial, Inc.	24,228	4,181,753
Robinhood Markets, Inc., Class A*	103,000	14,747,540
S&P Global, Inc.	41,588	20,241,295
State Street Corp.	37,641	4,366,732
T. Rowe Price Group, Inc.	29,969	3,076,018

		264,824,862

Consumer Finance (0.5%)
American Express Co.	72,235	23,993,578
Capital One Financial Corp.	85,105	18,091,621
Synchrony Financial	50,484	3,586,888

		45,672,087

Financial Services (3.7%)
Apollo Global Management, Inc.	60,575	8,072,830
Berkshire Hathaway, Inc., Class B*	244,035	122,686,156
Block, Inc., Class A*	73,030	5,277,878
Corpay, Inc.*	9,654	2,780,931
Fidelity National Information Services, Inc.	68,921	4,544,651
Fiserv, Inc.*	72,342	9,327,054
Global Payments, Inc.	33,618	2,792,983
Jack Henry & Associates, Inc.	9,763	1,454,004
Mastercard, Inc., Class A	109,857	62,487,760
PayPal Holdings, Inc.*	126,495	8,482,755
Visa, Inc., Class A	226,063	77,173,387

		305,080,389

Insurance (1.7%)
Aflac, Inc.	64,043	7,153,603
Allstate Corp. (The)	35,702	7,663,434
American International Group, Inc.	73,368	5,762,323
Aon plc, Class A	28,998	10,340,107
Arch Capital Group Ltd.	50,926	4,620,516
Arthur J Gallagher & Co.	34,429	10,664,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	6,917	$1,498,222
Brown & Brown, Inc.	37,557	3,522,471
Chubb Ltd.	49,330	13,923,392
Cincinnati Financial Corp.	21,195	3,350,929
Erie Indemnity Co., Class A	3,473	1,104,970
Everest Group Ltd.	5,500	1,926,265
Globe Life, Inc.	10,572	1,511,479
Hartford Insurance Group, Inc. (The)	36,784	4,906,618
Loews Corp.	22,686	2,277,448
Marsh & McLennan Cos., Inc.	65,164	13,132,501
MetLife, Inc.	73,223	6,031,379
Principal Financial Group, Inc.	26,298	2,180,367
Progressive Corp. (The)	78,013	19,265,310
Prudential Financial, Inc.	46,154	4,788,016
Travelers Cos., Inc. (The)	29,730	8,301,211
W.R. Berkley Corp.	39,178	3,001,818
Willis Towers Watson plc	12,720	4,394,124

		141,320,541

Total Financials		1,028,230,599

Health Care (8.1%)
Biotechnology (1.4%)
AbbVie, Inc.	235,095	54,433,896
Amgen, Inc.	71,579	20,199,594
Biogen, Inc.*	20,129	2,819,670
Gilead Sciences, Inc.	165,128	18,329,208
Incyte Corp.*	22,865	1,939,180
Moderna, Inc.*	49,402	1,276,054
Regeneron Pharmaceuticals, Inc.	13,436	7,554,660
Vertex Pharmaceuticals, Inc.*	33,984	13,309,494

		119,861,756

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	231,622	31,023,451
Align Technology, Inc.*	9,313	1,166,174
Baxter International, Inc.	64,921	1,478,251
Becton Dickinson & Co.	38,624	7,229,254
Boston Scientific Corp.*	196,949	19,228,131
Cooper Cos., Inc. (The)*	25,628	1,757,056
Dexcom, Inc.*	53,321	3,587,970
Edwards Lifesciences Corp.*	77,608	6,035,574
GE HealthCare Technologies, Inc.	62,231	4,673,548
Hologic, Inc.*	30,431	2,053,788
IDEXX Laboratories, Inc.*	10,492	6,703,234
Insulet Corp.*	9,454	2,918,733
Intuitive Surgical, Inc.*	47,707	21,336,002
Medtronic plc	170,230	16,212,705
ResMed, Inc.(x)	19,920	5,452,702
Solventum Corp.*	17,855	1,303,415
STERIS plc	12,860	3,182,078
Stryker Corp.	45,706	16,896,137
Zimmer Biomet Holdings, Inc.	26,665	2,626,503

		154,864,706

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	31,339	4,918,969
Cencora, Inc.	25,801	8,063,587
Centene Corp.*	61,865	2,207,343
Cigna Group (The)	35,954	10,363,740
CVS Health Corp.	169,913	12,809,741
DaVita, Inc.*	4,924	654,252
Elevance Health, Inc.	30,282	9,784,720
HCA Healthcare, Inc.	21,798	9,290,308
Henry Schein, Inc.*	13,052	866,261
Humana, Inc.	16,146	4,200,705
Labcorp Holdings, Inc.	11,459	3,289,421
McKesson Corp.	16,509	12,753,863
Molina Healthcare, Inc.*	7,045	1,348,131
Quest Diagnostics, Inc.	15,082	2,874,328
UnitedHealth Group, Inc.	120,528	41,618,318
Universal Health Services, Inc., Class B	6,968	1,424,538

		126,468,225

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	38,690	4,965,861
Bio-Techne Corp.	21,018	1,169,231
Charles River Laboratories International, Inc.*	6,650	1,040,459
Danaher Corp.	84,543	16,761,495
IQVIA Holdings, Inc.*	21,945	4,168,233
Mettler-Toledo International, Inc.*	2,765	3,394,342
Revvity, Inc.	14,928	1,308,439
Thermo Fisher Scientific, Inc.	50,253	24,373,710
Waters Corp.*	8,055	2,414,970
West Pharmaceutical Services, Inc.	9,844	2,582,377

		62,179,117
Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	269,479	12,153,503
Eli Lilly & Co.	105,749	80,686,487
Johnson & Johnson	320,504	59,427,852
Merck & Co., Inc.	332,408	27,899,003
Pfizer, Inc.	756,044	19,264,001
Viatris, Inc.	160,296	1,586,930
Zoetis, Inc.	59,633	8,725,501

		209,743,277

Total Health Care		673,117,081

Industrials (7.5%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	10,447	7,497,185
Boeing Co. (The)*	100,493	21,689,404
GE Aerospace	141,124	42,452,922
General Dynamics Corp.	33,883	11,554,103
Howmet Aerospace, Inc.	53,982	10,592,888
Huntington Ingalls Industries, Inc.	5,044	1,452,218
L3Harris Technologies, Inc.	25,202	7,696,943
Lockheed Martin Corp.	27,341	13,648,901
Northrop Grumman Corp.	17,764	10,823,960
RTX Corp.	178,135	29,807,329
Textron, Inc.	23,831	2,013,481
TransDigm Group, Inc.	7,531	9,926,009

		169,155,343

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	15,399	2,038,827
Expeditors International of Washington, Inc.	17,400	2,133,066
FedEx Corp.	28,632	6,751,712
United Parcel Service, Inc., Class B	97,441	8,139,247

		19,062,852

Building Products (0.5%)
A.O. Smith Corp.	14,740	1,082,063
Allegion plc	10,898	1,932,760
Builders FirstSource, Inc.*	14,807	1,795,349
Carrier Global Corp.	106,053	6,331,364
Johnson Controls International plc	88,089	9,685,386
Lennox International, Inc.	4,078	2,158,730
Masco Corp.	28,463	2,003,511
Trane Technologies plc	29,507	12,450,774

		37,439,937

Commercial Services & Supplies (0.5%)
Cintas Corp.	45,986	9,439,086
Copart, Inc.*	120,212	5,405,934
Republic Services, Inc.	27,155	6,231,530
Rollins, Inc.	36,337	2,134,435
Veralto Corp.	33,220	3,541,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	49,182	$10,860,861

		37,613,430

Construction & Engineering (0.1%)
EMCOR Group, Inc.	5,957	3,869,310
Quanta Services, Inc.	19,806	8,208,002

		12,077,312

Electrical Equipment (0.8%)
AMETEK, Inc.	31,104	5,847,552
Eaton Corp. plc	51,808	19,389,144
Emerson Electric Co.	75,445	9,896,875
GE Vernova, Inc.	36,228	22,276,597
Generac Holdings, Inc.*	7,520	1,258,848
Hubbell, Inc., Class B	6,963	2,996,249
Rockwell Automation, Inc.	15,309	5,350,955

		67,016,220

Ground Transportation (0.8%)
CSX Corp.	251,687	8,937,405
JB Hunt Transport Services, Inc.	9,998	1,341,432
Norfolk Southern Corp.	29,811	8,955,522
Old Dominion Freight Line, Inc.	25,193	3,546,671
Uber Technologies, Inc.*	277,530	27,189,614
Union Pacific Corp.	78,922	18,654,793

		68,625,437

Industrial Conglomerates (0.3%)
3M Co.	70,872	10,997,917
Honeywell International, Inc.	84,493	17,785,776

		28,783,693

Machinery (1.4%)
Caterpillar, Inc.	62,346	29,748,394
Cummins, Inc.	18,343	7,747,533
Deere & Co.	33,496	15,316,381
Dover Corp.	18,793	3,135,236
Fortive Corp.	46,833	2,294,349
IDEX Corp.	10,436	1,698,563
Illinois Tool Works, Inc.	35,560	9,272,626
Ingersoll Rand, Inc.	48,133	3,976,748
Nordson Corp.	6,772	1,536,905
Otis Worldwide Corp.	51,759	4,732,325
PACCAR, Inc.	70,256	6,907,570
Parker-Hannifin Corp.	16,930	12,835,480
Pentair plc	22,262	2,465,739
Snap-on, Inc.	6,897	2,390,017
Stanley Black & Decker, Inc.	20,469	1,521,461
Westinghouse Air Brake Technologies Corp.	22,108	4,431,991
Xylem, Inc.	32,659	4,817,203

		114,828,521

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	87,325	4,955,694
Southwest Airlines Co.	69,893	2,230,286
United Airlines Holdings, Inc.*	42,123	4,064,869

		11,250,849

Professional Services (0.5%)
Automatic Data Processing, Inc.	53,864	15,809,084
Broadridge Financial Solutions, Inc.	15,635	3,723,788
Dayforce, Inc.*	20,307	1,398,949
Equifax, Inc.	16,709	4,286,360
Jacobs Solutions, Inc.	15,739	2,358,646
Leidos Holdings, Inc.	17,451	3,297,541
Paychex, Inc.	42,889	5,436,610
Paycom Software, Inc.	6,190	1,288,387
Verisk Analytics, Inc.	18,363	4,618,478

		42,217,843

Trading Companies & Distributors (0.3%)
Fastenal Co.	153,416	7,523,521
United Rentals, Inc.	8,498	8,112,701
W.W. Grainger, Inc.	5,792	5,519,544

		21,155,766

Total Industrials		629,227,203

Information Technology (31.7%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	137,121	19,979,901
Cisco Systems, Inc.	527,001	36,057,408
F5, Inc.*	7,903	2,554,171
Motorola Solutions, Inc.	22,331	10,211,743

		68,803,223

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	163,075	20,180,531
CDW Corp.	18,140	2,889,339
Corning, Inc.	104,917	8,606,342
Jabil, Inc.	14,108	3,063,835
Keysight Technologies, Inc.*	22,634	3,959,139
TE Connectivity plc	39,269	8,620,724
Teledyne Technologies, Inc.*	6,176	3,619,383
Trimble, Inc.*	30,805	2,515,228
Zebra Technologies Corp., Class A*	7,095	2,108,350

		55,562,871

IT Services (0.9%)
Accenture plc, Class A	82,890	20,440,674
Akamai Technologies, Inc.*	19,052	1,443,379
Cognizant Technology Solutions Corp., Class A	66,427	4,455,259
EPAM Systems, Inc.*	6,815	1,027,634
Gartner, Inc.*	10,306	2,709,138
GoDaddy, Inc., Class A*	18,181	2,487,706
International Business Machines Corp.	123,968	34,978,811
VeriSign, Inc.	11,500	3,215,055

		70,757,656

Semiconductors & Semiconductor Equipment (12.5%)
Advanced Micro Devices, Inc.*	215,970	34,941,786
Analog Devices, Inc.	65,844	16,177,871
Applied Materials, Inc.	106,797	21,865,618
Broadcom, Inc.	625,943	206,504,855
First Solar, Inc.*	14,656	3,232,088
Intel Corp.*	588,073	19,729,849
KLA Corp.	17,562	18,942,373
Lam Research Corp.	168,430	22,552,777
Microchip Technology, Inc.	71,389	4,584,601
Micron Technology, Inc.	148,934	24,919,637
Monolithic Power Systems, Inc.	6,367	5,861,715
NVIDIA Corp.	3,247,179	605,858,658
NXP Semiconductors NV	33,032	7,522,377
ON Semiconductor Corp.*	55,715	2,747,307
QUALCOMM, Inc.	143,531	23,877,817
Skyworks Solutions, Inc.	20,294	1,562,232
Teradyne, Inc.	21,076	2,900,901
Texas Instruments, Inc.	120,989	22,229,309

		1,046,011,771

Software (10.4%)
Adobe, Inc.*	56,453	19,913,796
AppLovin Corp., Class A*	36,028	25,887,559
Autodesk, Inc.*	28,438	9,033,899
Cadence Design Systems, Inc.*	36,099	12,680,135
Crowdstrike Holdings, Inc., Class A*	33,072	16,217,847
Datadog, Inc., Class A*	43,006	6,124,054
Fair Isaac Corp.*	3,175	4,751,483
Fortinet, Inc.*	86,594	7,280,824
Gen Digital, Inc.	75,167	2,133,991
Intuit, Inc.	37,123	25,351,668
Microsoft Corp.	989,214	512,363,391
Oracle Corp.	220,544	62,025,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	302,661	$55,211,420
Palo Alto Networks, Inc.*	89,262	18,175,528
PTC, Inc.*	15,521	3,151,073
Roper Technologies, Inc.	14,495	7,228,512
Salesforce, Inc.	127,226	30,152,562
ServiceNow, Inc.*	27,642	25,438,380
Synopsys, Inc.*	24,935	12,302,680
Tyler Technologies, Inc.*	5,694	2,978,873
Workday, Inc., Class A*	28,791	6,930,857

		865,334,327

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	1,974,975	502,887,884
Dell Technologies, Inc., Class C	40,236	5,704,258
Hewlett Packard Enterprise Co.	178,502	4,384,009
HP, Inc.	128,637	3,502,786
NetApp, Inc.	26,905	3,187,166
Seagate Technology Holdings plc	28,019	6,614,165
Super Micro Computer, Inc.(x)*	65,514	3,140,741
Western Digital Corp.	46,678	5,604,161

		535,025,170

Total Information Technology		2,641,495,018

Materials (1.6%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	29,225	7,970,242
Albemarle Corp.(x)	14,809	1,200,714
CF Industries Holdings, Inc.	22,571	2,024,619
Corteva, Inc.	89,555	6,056,605
Dow, Inc.	98,564	2,260,072
DuPont de Nemours, Inc.	56,022	4,364,114
Eastman Chemical Co.	15,371	969,141
Ecolab, Inc.	34,018	9,316,169
International Flavors & Fragrances, Inc.	32,804	2,018,758
Linde plc	62,403	29,641,425
LyondellBasell Industries NV, Class A	34,248	1,679,522
Mosaic Co. (The)	43,295	1,501,471
PPG Industries, Inc.	30,867	3,244,430
Sherwin-Williams Co. (The)	31,056	10,753,451

		83,000,733

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	7,925	4,994,969
Vulcan Materials Co.	17,312	5,325,517

		10,320,486

Containers & Packaging (0.2%)
Amcor plc	322,013	2,634,067
Avery Dennison Corp.	9,984	1,619,105
Ball Corp.	36,634	1,847,086
International Paper Co.	68,932	3,198,445
Packaging Corp. of America	11,415	2,487,671
Smurfit WestRock plc	70,526	3,002,292

		14,788,666

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	193,624	7,593,933
Newmont Corp.	146,183	12,324,689
Nucor Corp.	30,157	4,084,163
Steel Dynamics, Inc.	18,722	2,610,408

		26,613,193

Total Materials		134,723,078

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	19,520	1,626,797
Healthpeak Properties, Inc. (REIT)	97,703	1,871,012
Ventas, Inc. (REIT)	59,241	4,146,278
Welltower, Inc. (REIT)	89,008	15,855,885

		23,499,972

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	81,990	1,395,470

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	123,111	14,098,671

Office REITs (0.0%)†
BXP, Inc. (REIT)	19,917	1,480,630

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,675	6,093,633
CoStar Group, Inc.*	55,548	4,686,585

		10,780,218

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	18,810	3,633,528
Camden Property Trust (REIT)	15,159	1,618,678
Equity Residential (REIT)	44,740	2,896,020
Essex Property Trust, Inc. (REIT)	8,688	2,325,430
Invitation Homes, Inc. (REIT)	77,240	2,265,449
Mid-America Apartment Communities, Inc. (REIT)	16,231	2,267,958
UDR, Inc. (REIT)	40,047	1,492,151

		16,499,214

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	9,805	993,344
Kimco Realty Corp. (REIT)	86,235	1,884,235
Realty Income Corp. (REIT)	123,151	7,486,349
Regency Centers Corp. (REIT)	20,993	1,530,390
Simon Property Group, Inc. (REIT)	43,449	8,154,074

		20,048,392

Specialized REITs (0.7%)
American Tower Corp. (REIT)	61,943	11,912,878
Crown Castle, Inc. (REIT)	57,105	5,510,061
Digital Realty Trust, Inc. (REIT)	42,597	7,364,169
Equinix, Inc. (REIT)	13,079	10,243,996
Extra Space Storage, Inc. (REIT)	28,631	4,035,253
Iron Mountain, Inc. (REIT)	39,158	3,991,767
Public Storage (REIT)	20,854	6,023,678
SBA Communications Corp. (REIT)	14,211	2,747,697
VICI Properties, Inc. (REIT), Class A	140,944	4,596,184
Weyerhaeuser Co. (REIT)	100,156	2,482,867

		58,908,550

Total Real Estate		146,711,117

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	33,924	2,286,817
American Electric Power Co., Inc.	72,019	8,102,137
Constellation Energy Corp.	41,496	13,655,089
Duke Energy Corp.	102,944	12,739,320
Edison International	51,615	2,853,277
Entergy Corp.	58,678	5,468,203
Evergy, Inc.	31,895	2,424,658
Eversource Energy	49,527	3,523,351
Exelon Corp.	133,954	6,029,269
FirstEnergy Corp.	71,426	3,272,739
NextEra Energy, Inc.	274,038	20,687,129
NRG Energy, Inc.	25,309	4,098,793
PG&E Corp.	297,347	4,483,993
Pinnacle West Capital Corp.	16,372	1,467,913
PPL Corp.(x)	98,604	3,664,125
Southern Co. (The)	145,731	13,810,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	78,677	$6,345,300

		114,913,040

Gas Utilities (0.0%)†
Atmos Energy Corp.	21,391	3,652,513
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	95,557	1,257,530
Vistra Corp.	42,385	8,304,069

		9,561,599

Multi-Utilities (0.6%)
Ameren Corp.	37,196	3,882,519
CenterPoint Energy, Inc.	85,613	3,321,784
CMS Energy Corp.	41,211	3,019,118
Consolidated Edison, Inc.	47,270	4,751,580
Dominion Energy, Inc.	112,702	6,893,981
DTE Energy Co.	27,828	3,935,714
NiSource, Inc.	60,865	2,635,455
Public Service Enterprise Group, Inc.	68,015	5,676,532
Sempra	86,108	7,747,998
WEC Energy Group, Inc.	42,160	4,831,114

		46,695,795

Water Utilities (0.0%)†
American Water Works Co., Inc.	26,351	3,667,796

Total Utilities		178,490,743

Total Common Stocks (91.0%) (Cost $1,830,988,718)		7,591,889,321

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,331,056	1,331,056
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	269,898,418	270,006,376

Total Investment Companies		271,337,432

Total Short-Term Investments (3.2%) (Cost $271,293,094)		271,337,432

Total Investments in Securities (94.2%) (Cost $2,102,281,812)		7,863,226,753
Other Assets Less Liabilities (5.8%)		482,185,643

Net Assets (100%)		$8,345,412,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $8,773,706. This was collateralized by $7,666,805 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55 and by cash of $1,331,056 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	19,166	22,740,015	—	(3,092,351)	1,849,503	847,897	22,345,064	324,151	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,248	12/2025	USD	757,435,500	9,191,159

					9,191,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$768,545,697	$—	$—	$768,545,697
Consumer Discretionary	800,030,093	—	—	800,030,093
Consumer Staples	372,316,720	—	—	372,316,720
Energy	219,001,972	—	—	219,001,972
Financials	1,028,230,599	—	—	1,028,230,599
Health Care	673,117,081	—	—	673,117,081
Industrials	629,227,203	—	—	629,227,203
Information Technology	2,641,495,018	—	—	2,641,495,018
Materials	134,723,078	—	—	134,723,078
Real Estate	146,711,117	—	—	146,711,117
Utilities	178,490,743	—	—	178,490,743
Futures	9,191,159	—	—	9,191,159
Short-Term Investments
Investment Companies	271,337,432	—	—	271,337,432

Total Assets	$7,872,417,912	$—	$—	$7,872,417,912

Total Liabilities	$—	$—	$—	$—

Total	$7,872,417,912	$—	$—	$7,872,417,912

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,924,514,898
Aggregate gross unrealized depreciation	(131,286,222)

Net unrealized appreciation	$5,793,228,676

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,079,189,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	56,240	$2,100,564
Iridium Communications, Inc.	25,230	440,516

		2,541,080

Entertainment (0.2%)
Warner Music Group Corp., Class A	33,965	1,156,848

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	62,983	687,144

Media (0.7%)
EchoStar Corp., Class A*	30,708	2,344,863
New York Times Co. (The), Class A	36,751	2,109,507
Nexstar Media Group, Inc., Class A(x)	6,735	1,331,779

		5,786,149

Total Communication Services		10,171,221

Consumer Discretionary (11.2%)
Automobile Components (0.8%)
Autoliv, Inc.	16,119	1,990,696
Gentex Corp.	49,806	1,409,510
Goodyear Tire & Rubber Co. (The)*	66,355	496,335
Lear Corp.	12,124	1,219,796
Visteon Corp.	6,325	758,115

		5,874,452

Automobiles (0.3%)
Harley-Davidson, Inc.(x)	25,327	706,624
Thor Industries, Inc.	12,203	1,265,329

		1,971,953

Broadline Retail (0.4%)
Macy’s, Inc.	61,925	1,110,315
Ollie’s Bargain Outlet Holdings, Inc.*	14,012	1,799,141

		2,909,456

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	9,094	2,926,813
Graham Holdings Co., Class B	780	918,302
Grand Canyon Education, Inc.*	6,483	1,423,148
H&R Block, Inc.	30,708	1,552,903
Service Corp. International	32,389	2,695,413

		9,516,579

Hotels, Restaurants & Leisure (2.6%)
Aramark	60,999	2,342,361
Boyd Gaming Corp.	13,821	1,194,825
Cava Group, Inc.(x)*	22,649	1,368,226
Choice Hotels International, Inc.(x)	4,931	527,173
Churchill Downs, Inc.	15,777	1,530,527
Hilton Grand Vacations, Inc.*	14,489	605,785
Hyatt Hotels Corp., Class A	9,660	1,371,044
Light & Wonder, Inc.(x)*	19,336	1,623,064
Marriott Vacations Worldwide Corp.	6,406	426,383
Planet Fitness, Inc., Class A*	19,306	2,003,963
Texas Roadhouse, Inc., Class A	15,195	2,524,649
Travel + Leisure Co.	15,216	905,200
Vail Resorts, Inc.(x)	8,575	1,282,563
Wingstop, Inc.(x)	6,435	1,619,561
Wyndham Hotels & Resorts, Inc.	17,523	1,400,088

		20,725,412

Household Durables (1.7%)
KB Home	14,838	944,290
Somnigroup International, Inc.	48,326	4,075,331
Taylor Morrison Home Corp., Class A*	22,797	1,504,830
Toll Brothers, Inc.	22,448	3,100,967
TopBuild Corp.*	6,435	2,515,184
Whirlpool Corp.(x)	12,676	996,334

		13,136,936

Leisure Products (0.4%)
Brunswick Corp.	14,845	938,798
Mattel, Inc.*	74,705	1,257,285
Polaris, Inc.	12,141	705,756
YETI Holdings, Inc.*	18,065	599,397

		3,501,236

Specialty Retail (3.3%)
Abercrombie & Fitch Co., Class A*	11,032	943,788
AutoNation, Inc.*	6,133	1,341,716
Bath & Body Works, Inc.	48,745	1,255,671
Burlington Stores, Inc.*	14,268	3,631,206
Chewy, Inc., Class A*	51,118	2,067,723
Dick’s Sporting Goods, Inc.	15,103	3,356,189
Five Below, Inc.*	12,578	1,945,817
Floor & Decor Holdings, Inc., Class A*	24,513	1,806,608
GameStop Corp., Class A(x)*	94,085	2,566,639
Gap, Inc. (The)	51,755	1,107,039
Lithia Motors, Inc., Class A	5,889	1,860,924
Murphy USA, Inc.	4,053	1,573,618
Penske Automotive Group, Inc.	4,374	760,682
RH*	3,490	709,028
Valvoline, Inc.*	29,383	1,055,144

		25,981,792

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	27,171	541,246
Columbia Sportswear Co.(x)	5,467	285,924
Crocs, Inc.(x)*	12,541	1,047,801
PVH Corp.	10,918	914,601
Under Armour, Inc., Class A*	41,484	207,005
Under Armour, Inc., Class C(x)*	34,464	166,461
VF Corp.(x)	75,347	1,087,257

		4,250,295

Total Consumer Discretionary		87,868,111

Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	1,753	370,619
Celsius Holdings, Inc.*	36,706	2,110,228
Coca-Cola Consolidated, Inc.	13,826	1,619,854

		4,100,701

Consumer Staples Distribution & Retail (2.7%)
Albertsons Cos., Inc., Class A	93,989	1,645,747
BJ’s Wholesale Club Holdings, Inc.*	30,377	2,832,655
Casey’s General Stores, Inc.	8,486	4,797,306
Maplebear, Inc.*	41,496	1,525,393
Performance Food Group Co.*	35,617	3,705,593
Sprouts Farmers Market, Inc.*	22,321	2,428,525
US Foods Holding Corp.*	51,552	3,949,914

		20,885,133

Food Products (0.7%)
Darling Ingredients, Inc.*	36,283	1,120,056
Flowers Foods, Inc.	43,182	563,525
Ingredion, Inc.	14,720	1,797,459
Marzetti Co. (The)	4,402	760,622
Pilgrim’s Pride Corp.	9,590	390,505
Post Holdings, Inc.*	10,632	1,142,727

		5,774,894

Personal Care Products (0.4%)
BellRing Brands, Inc.*	29,006	1,054,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coty, Inc., Class A*	85,119	$343,881
e.l.f. Beauty, Inc.*	13,461	1,783,313

		3,181,562

Total Consumer Staples		33,942,290

Energy (3.6%)
Energy Equipment & Services (0.8%)
NOV, Inc.	88,504	1,172,678
TechnipFMC plc	93,418	3,685,340
Valaris Ltd.(x)*	15,241	743,304
Weatherford International plc	16,300	1,115,409

		6,716,731

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	78,166	1,519,547
Antero Resources Corp.*	67,360	2,260,602
Chord Energy Corp.	12,797	1,271,638
Civitas Resources, Inc.(x)	19,063	619,547
CNX Resources Corp.(x)*	32,222	1,034,971
DT Midstream, Inc.	23,045	2,605,468
HF Sinclair Corp.	36,533	1,912,137
Matador Resources Co.	26,898	1,208,527
Murphy Oil Corp.(x)	29,605	841,078
Ovintiv, Inc.	59,000	2,382,420
PBF Energy, Inc., Class A	18,863	569,097
Permian Resources Corp.	163,362	2,091,033
Range Resources Corp.	54,588	2,054,692
Viper Energy, Inc., Class A	38,367	1,466,387

		21,837,144

Total Energy		28,553,875

Financials (15.2%)
Banks (6.0%)
Associated Banc-Corp.	36,109	928,362
Bank OZK	24,454	1,246,665
Cadence Bank	43,110	1,618,349
Columbia Banking System, Inc.	69,235	1,782,109
Comerica, Inc.	29,934	2,051,078
Commerce Bancshares, Inc.	28,239	1,687,563
Cullen/Frost Bankers, Inc.	14,809	1,877,337
East West Bancorp, Inc.	32,145	3,421,835
First Financial Bankshares, Inc.	29,267	984,835
First Horizon Corp.	120,295	2,719,870
Flagstar Financial, Inc.	69,356	801,062
FNB Corp.	84,891	1,367,594
Glacier Bancorp, Inc.	26,731	1,300,998
Hancock Whitney Corp.	19,655	1,230,599
Home BancShares, Inc.	42,907	1,214,268
International Bancshares Corp.	12,561	863,569
Old National Bancorp	78,147	1,715,327
Pinnacle Financial Partners, Inc.	17,604	1,651,079
Prosperity Bancshares, Inc.	21,051	1,396,734
SOUTHSTATE BANK Corp.	23,000	2,274,010
Synovus Financial Corp.	32,056	1,573,308
Texas Capital Bancshares, Inc.*	10,374	876,914
UMB Financial Corp.	16,553	1,959,048
United Bankshares, Inc.	31,939	1,188,450
Valley National Bancorp	114,778	1,216,647
Webster Financial Corp.	38,546	2,291,174
Western Alliance Bancorp	24,101	2,090,039
Wintrust Financial Corp.	15,925	2,109,107
Zions Bancorp NA	34,068	1,927,567

		47,365,497

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	6,581	1,569,108
Carlyle Group, Inc. (The)	59,799	3,749,397
Evercore, Inc., Class A	8,834	2,979,885
Federated Hermes, Inc., Class B	19,291	1,001,782
Hamilton Lane, Inc., Class A	9,936	1,339,273
Houlihan Lokey, Inc., Class A	13,464	2,764,429
Janus Henderson Group plc	32,023	1,425,344
Jefferies Financial Group, Inc.	39,070	2,555,959
Morningstar, Inc.	5,390	1,250,534
SEI Investments Co.	22,869	1,940,435
Stifel Financial Corp.	25,601	2,904,945

		23,481,091

Consumer Finance (0.7%)
Ally Financial, Inc.	67,442	2,643,727
FirstCash Holdings, Inc.	9,627	1,525,109
SLM Corp.	53,843	1,490,374

		5,659,210

Financial Services (1.1%)
Essent Group Ltd.	22,454	1,427,176
Euronet Worldwide, Inc.*	9,221	809,696
MGIC Investment Corp.	52,982	1,503,099
Shift4 Payments, Inc., Class A(x)*	15,629	1,209,685
Voya Financial, Inc.	23,784	1,779,043
Western Union Co. (The)	83,634	668,236
WEX, Inc.*	7,918	1,247,323

		8,644,258

Insurance (3.8%)
American Financial Group, Inc.	15,904	2,317,531
Brighthouse Financial, Inc.*	13,238	702,673
CNO Financial Group, Inc.	24,093	952,878
Fidelity National Financial, Inc.	59,445	3,595,828
First American Financial Corp.	23,232	1,492,424
Hanover Insurance Group, Inc. (The)	8,114	1,473,746
Kemper Corp.	13,867	714,844
Kinsale Capital Group, Inc.	5,075	2,158,194
Old Republic International Corp.	52,452	2,227,636
Primerica, Inc.	7,784	2,160,761
Reinsurance Group of America, Inc.	15,237	2,927,485
RenaissanceRe Holdings Ltd.	10,984	2,789,167
RLI Corp.	19,097	1,245,506
Ryan Specialty Holdings, Inc., Class A(x)	26,032	1,467,163
Selective Insurance Group, Inc.	13,929	1,129,224
Unum Group	36,397	2,830,959

		30,186,019

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	146,304	2,956,804
Starwood Property Trust, Inc. (REIT)(x)	82,841	1,604,630

		4,561,434

Total Financials		119,897,509

Health Care (7.9%)
Biotechnology (2.2%)
BioMarin Pharmaceutical, Inc.*	44,014	2,383,798
Cytokinetics, Inc.*	27,330	1,502,057
Exelixis, Inc.*	61,617	2,544,782
Halozyme Therapeutics, Inc.*	26,688	1,957,298
Neurocrine Biosciences, Inc.*	22,534	3,163,323
Roivant Sciences Ltd.*	97,301	1,472,164
United Therapeutics Corp.*	10,293	4,314,929

		17,338,351

Health Care Equipment & Supplies (1.1%)
Dentsply Sirona, Inc.	45,617	578,880
Envista Holdings Corp.*	39,463	803,861
Globus Medical, Inc., Class A*	25,811	1,478,196
Haemonetics Corp.*	11,040	538,090
Lantheus Holdings, Inc.*	15,633	801,817
LivaNova plc*	12,398	649,407
Masimo Corp.(x)*	10,650	1,571,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	8,887	$2,251,255

		8,672,913

Health Care Providers & Services (2.1%)
Chemed Corp.	3,214	1,439,036
Encompass Health Corp.	23,028	2,925,017
Ensign Group, Inc. (The)	13,064	2,257,067
HealthEquity, Inc.*	20,044	1,899,570
Hims & Hers Health, Inc.*	47,267	2,680,984
Option Care Health, Inc.*	37,156	1,031,451
Tenet Healthcare Corp.*	20,355	4,132,879

		16,366,004

Health Care Technology (0.3%)
Doximity, Inc., Class A*	31,166	2,279,793

Life Sciences Tools & Services (1.6%)
Avantor, Inc.*	158,133	1,973,500
Bio-Rad Laboratories, Inc., Class A*	4,195	1,176,236
Bruker Corp.	26,204	851,368
Illumina, Inc.*	35,350	3,357,190
Medpace Holdings, Inc.*	5,071	2,607,305
Repligen Corp.*	12,225	1,634,116
Sotera Health Co.*	39,736	625,047

		12,224,762

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.(x)*	113,795	2,291,831
Jazz Pharmaceuticals plc*	13,791	1,817,654
Perrigo Co. plc(x)	30,872	687,519

		4,797,004

Total Health Care		61,678,827

Industrials (20.9%)
Aerospace & Defense (2.7%)
AeroVironment, Inc.*	7,283	2,293,344
ATI, Inc.*	31,579	2,568,636
BWX Technologies, Inc.	20,960	3,864,395
Curtiss-Wright Corp.	8,668	4,706,204
Hexcel Corp.	17,734	1,111,922
Kratos Defense & Security Solutions, Inc.*	37,873	3,460,456
Woodward, Inc.	13,791	3,485,123

		21,490,080

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	26,343	1,393,281

Building Products (1.9%)
AAON, Inc.(x)	15,374	1,436,546
Advanced Drainage Systems, Inc.	16,338	2,266,081
Carlisle Cos., Inc.	9,783	3,218,216
Fortune Brands Innovations, Inc.	27,397	1,462,726
Owens Corning	19,226	2,719,710
Simpson Manufacturing Co., Inc.	9,442	1,581,157
Trex Co., Inc.(x)*	24,208	1,250,827
UFP Industries, Inc.	13,588	1,270,342

		15,205,605

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	9,626	1,124,894
Clean Harbors, Inc.*	11,762	2,731,372
MSA Safety, Inc.	8,474	1,458,121
RB Global, Inc.	42,618	4,618,086
Tetra Tech, Inc.	60,410	2,016,486

		11,948,959

Construction & Engineering (2.5%)
AECOM	30,425	3,969,550
API Group Corp.*	86,058	2,957,814
Comfort Systems USA, Inc.	8,056	6,647,650
Fluor Corp.*	37,107	1,561,092
MasTec, Inc.*	14,177	3,017,007
Valmont Industries, Inc.	4,554	1,765,722

		19,918,835

Electrical Equipment (1.6%)
Acuity, Inc.	7,010	2,414,174
EnerSys	8,444	953,834
NEXTracker, Inc., Class A*	33,569	2,483,770
nVent Electric plc	36,910	3,640,802
Regal Rexnord Corp.	15,286	2,192,624
Sensata Technologies Holding plc	33,374	1,019,576

		12,704,780

Ground Transportation (1.3%)
Avis Budget Group, Inc.(x)*	3,967	637,001
Knight-Swift Transportation Holdings, Inc., Class A	36,717	1,450,689
Landstar System, Inc.	7,363	902,409
Ryder System, Inc.	9,516	1,795,098
Saia, Inc.*	6,094	1,824,300
XPO, Inc.*	27,017	3,492,488

		10,101,985

Machinery (4.6%)
AGCO Corp.	14,359	1,537,418
Chart Industries, Inc.*	10,146	2,030,722
CNH Industrial NV	210,392	2,282,753
Crane Co.	11,282	2,077,467
Donaldson Co., Inc.	25,549	2,091,186
Esab Corp.	13,073	1,460,777
Flowserve Corp.	29,733	1,580,012
Graco, Inc.	36,385	3,091,270
ITT, Inc.	17,850	3,190,866
Lincoln Electric Holdings, Inc.	12,762	3,009,662
Middleby Corp. (The)*	10,688	1,420,756
Mueller Industries, Inc.	25,097	2,537,558
Oshkosh Corp.	14,711	1,908,017
RBC Bearings, Inc.*	7,265	2,835,457
Terex Corp.	15,296	784,685
Timken Co. (The)	14,392	1,081,990
Toro Co. (The)	22,297	1,699,031
Watts Water Technologies, Inc., Class A	6,195	1,730,140

		36,349,767

Marine Transportation (0.2%)
Kirby Corp.*	13,010	1,085,685

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	26,044	1,296,470
American Airlines Group, Inc.(x)*	154,396	1,735,411

		3,031,881

Professional Services (2.4%)
CACI International, Inc., Class A*	5,053	2,520,336
Concentrix Corp.(x)	10,346	477,468
ExlService Holdings, Inc.*	36,767	1,618,851
Exponent, Inc.	10,636	738,989
FTI Consulting, Inc.*	7,324	1,183,925
Genpact Ltd.	37,143	1,555,920
Insperity, Inc.	8,137	400,341
KBR, Inc.	29,696	1,404,324
Maximus, Inc.	12,768	1,166,612
Parsons Corp.(x)*	11,947	990,645
Paylocity Holding Corp.*	10,086	1,606,397
Science Applications International Corp.	10,925	1,085,617
TransUnion	43,049	3,606,645

		18,356,070

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	8,837	2,306,899
Core & Main, Inc., Class A*	43,778	2,356,570
GATX Corp.	8,214	1,435,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc.,
Class A	9,938	$915,687
Watsco, Inc.	8,002	3,235,209
WESCO International, Inc.	10,930	2,311,695

		12,561,867

Total Industrials		164,148,795

Information Technology (12.1%)
Communications Equipment (0.9%)
Ciena Corp.*	32,368	4,715,047
Lumentum Holdings, Inc.*	16,096	2,618,980

		7,334,027

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	11,854	1,434,334
Avnet, Inc.	19,573	1,023,276
Belden, Inc.	9,122	1,097,103
Cognex Corp.	38,182	1,729,645
Coherent Corp.*	35,854	3,862,193
Crane NXT Co.	11,385	763,592
Fabrinet*	8,192	2,986,967
Flex Ltd.*	86,278	5,001,536
IPG Photonics Corp.*	5,758	455,976
Littelfuse, Inc.	5,755	1,490,603
Novanta, Inc.*	8,207	821,931
TD SYNNEX Corp.	17,523	2,869,391
Vontier Corp.	34,428	1,444,943

		24,981,490

IT Services (1.2%)
ASGN, Inc.*	10,229	484,343
Kyndryl Holdings, Inc.*	53,272	1,599,758
Okta, Inc.*	38,263	3,508,717
Twilio, Inc., Class A*	35,141	3,517,263

		9,110,081

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	28,935	844,902
Amkor Technology, Inc.	26,781	760,580
Cirrus Logic, Inc.*	11,666	1,461,633
Entegris, Inc.	34,704	3,208,732
Lattice Semiconductor Corp.*	31,217	2,288,831
MACOM Technology Solutions Holdings, Inc.*	14,229	1,771,368
MKS, Inc.	15,455	1,912,865
Onto Innovation, Inc.*	11,129	1,438,089
Power Integrations, Inc.	12,413	499,127
Rambus, Inc.*	24,597	2,563,007
Silicon Laboratories, Inc.*	7,453	977,312
Synaptics, Inc.*	9,094	621,484
Universal Display Corp.	10,047	1,443,051

		19,790,981

Software (3.6%)
Appfolio, Inc., Class A*	5,228	1,441,151
BILL Holdings, Inc.*	20,907	1,107,444
Blackbaud, Inc.*	8,680	558,211
Commvault Systems, Inc.*	10,313	1,946,888
Docusign, Inc.*	45,968	3,313,833
Dolby Laboratories, Inc., Class A	13,487	976,054
Dropbox, Inc., Class A*	42,624	1,287,671
Dynatrace, Inc.*	69,005	3,343,292
Guidewire Software, Inc.*	19,228	4,419,748
Manhattan Associates, Inc.*	13,784	2,825,444
Nutanix, Inc., Class A*	60,379	4,491,594
Pegasystems, Inc.(x)	20,788	1,195,310
Qualys, Inc.*	8,082	1,069,491

		27,976,131

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	70,873	5,939,866

Total Information Technology		95,132,576

Materials (4.9%)
Chemicals (1.3%)
Ashland, Inc.	9,931	475,794
Avient Corp.	20,844	686,810
Axalta Coating Systems Ltd.*	50,132	1,434,778
Cabot Corp.	12,093	919,673
NewMarket Corp.	1,777	1,471,729
Olin Corp.	26,078	651,689
RPM International, Inc.	29,512	3,478,874
Scotts Miracle-Gro Co. (The)	10,005	569,785
Westlake Corp.	7,539	580,955

		10,270,087

Construction Materials (0.4%)
Eagle Materials, Inc.	7,472	1,741,275
Knife River Corp.*	13,261	1,019,373

		2,760,648

Containers & Packaging (1.0%)
AptarGroup, Inc.	15,102	2,018,534
Crown Holdings, Inc.	26,779	2,586,584
Graphic Packaging Holding Co.	72,146	1,411,897
Greif, Inc., Class A	6,129	366,269
Silgan Holdings, Inc.	19,131	822,824
Sonoco Products Co.	22,634	975,299

		8,181,407

Metals & Mining (2.0%)
Alcoa Corp.	59,862	1,968,861
Carpenter Technology Corp.	11,442	2,809,469
Cleveland-Cliffs, Inc.*	113,604	1,385,969
Commercial Metals Co.	25,355	1,452,334
MP Materials Corp.*	30,712	2,059,854
Reliance, Inc.	12,013	3,373,611
Royal Gold, Inc.	14,937	2,996,063

		16,046,161

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	14,039	1,247,225

Total Materials		38,505,528

Real Estate (6.0%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	50,449	3,408,839

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	80,442	1,450,369
Omega Healthcare Investors, Inc. (REIT)	66,949	2,826,587
Sabra Health Care REIT, Inc. (REIT)	55,860	1,041,230

		5,318,186

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	48,851	541,269

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	12,025	2,035,352
First Industrial Realty Trust, Inc. (REIT)	29,892	1,538,541
Rexford Industrial Realty, Inc. (REIT)	53,016	2,179,488
STAG Industrial, Inc. (REIT)	42,091	1,485,391

		7,238,772

Office REITs (0.6%)
COPT Defense Properties (REIT)	24,848	722,083
Cousins Properties, Inc. (REIT)	37,730	1,091,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kilroy Realty Corp. (REIT)(x)	24,490	$1,034,702
Vornado Realty Trust (REIT)	37,518	1,520,605

		4,369,296

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	10,886	3,247,076

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	74,962	2,492,487
Equity LifeStyle Properties, Inc. (REIT)	44,602	2,707,341
Independence Realty Trust, Inc. (REIT)	52,901	867,047

		6,066,875

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	24,579	1,746,092
Brixmor Property Group, Inc. (REIT)	71,772	1,986,649
Kite Realty Group Trust (REIT)	49,831	1,111,232
NNN REIT, Inc. (REIT)	42,844	1,823,869

		6,667,842

Specialized REITs (1.3%)
CubeSmart (REIT)	52,189	2,122,005
EPR Properties (REIT)	17,228	999,396
Gaming and Leisure Properties, Inc. (REIT)	64,573	3,009,748
Lamar Advertising Co. (REIT), Class A	20,203	2,473,251
National Storage Affiliates Trust (REIT)	15,823	478,171
PotlatchDeltic Corp. (REIT)	16,414	668,871
Rayonier, Inc. (REIT)	32,443	861,037

		10,612,479

Total Real Estate		47,470,634

Utilities (3.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	12,152	806,893
IDACORP, Inc.	12,531	1,655,972
OGE Energy Corp.	49,946	2,311,001
Portland General Electric Co.	25,027	1,101,188
TXNM Energy, Inc.	22,026	1,245,570

		7,120,624

Gas Utilities (1.1%)
National Fuel Gas Co.	21,314	1,968,774
New Jersey Resources Corp.	23,649	1,138,699
ONE Gas, Inc.	13,306	1,076,988
Southwest Gas Holdings, Inc.	14,394	1,127,626
Spire, Inc.	13,855	1,129,460
UGI Corp.	51,086	1,699,120

		8,140,667

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	13,461	1,295,621
Talen Energy Corp.*	10,500	4,466,490

		5,762,111

Multi-Utilities (0.2%)
Black Hills Corp.	16,328	1,005,642
Northwestern Energy Group, Inc.	13,802	808,935

		1,814,577

Water Utilities (0.3%)
Essential Utilities, Inc.	62,019	2,474,558

Total Utilities		25,312,537

Total Common Stocks (90.6%) (Cost $477,441,185)		712,681,903

SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	2,688,773	2,688,773
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	32,717,925	32,731,013

Total Investment Companies		35,419,786

Total Short-Term Investments (4.5%) (Cost $35,415,404)		35,419,786

Total Investments in Securities (95.1%) (Cost $512,856,589)		748,101,689
Other Assets Less Liabilities (4.9%)		38,734,473

Net Assets (100%)		$786,836,162

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $28,051,065. This was collateralized by $26,031,639 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/9/25 – 5/15/55 and by cash of $2,688,773 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	228	12/2025	USD	74,925,360	(913,096)

					(913,096)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,171,221	$—	$—	$10,171,221
Consumer Discretionary	87,868,111	—	—	87,868,111
Consumer Staples	33,942,290	—	—	33,942,290
Energy	28,553,875	—	—	28,553,875
Financials	119,897,509	—	—	119,897,509
Health Care	61,678,827	—	—	61,678,827
Industrials	164,148,795	—	—	164,148,795
Information Technology	95,132,576	—	—	95,132,576
Materials	38,505,528	—	—	38,505,528
Real Estate	47,470,634	—	—	47,470,634
Utilities	25,312,537	—	—	25,312,537
Short-Term Investments
Investment Companies	35,419,786	—	—	35,419,786

Total Assets	$748,101,689	$—	$—	$748,101,689

Liabilities:
Futures	$(913,096)	$—	$—	$(913,096)

Total Liabilities	$(913,096)	$—	$—	$(913,096)

Total	$747,188,593	$—	$—	$747,188,593

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283,424,642
Aggregate gross unrealized depreciation	(44,644,931)

Net unrealized appreciation	$238,779,711

Federal income tax cost of investments in securities and derivative instruments, if applicable	$508,408,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	11,883	$255,128
ATN International, Inc.	12,388	185,448
Bandwidth, Inc., Class A*	31,344	522,504
Cogent Communications Holdings, Inc.(x)	50,690	1,943,962
Globalstar, Inc.(x)*	57,953	2,108,910
IDT Corp., Class B	18,983	993,001
Liberty Latin America Ltd., Class A*	38,177	316,487
Liberty Latin America Ltd., Class C*	142,906	1,206,127
Lumen Technologies, Inc.*	1,089,055	6,665,017
Shenandoah Telecommunications Co.	58,714	787,942
Uniti Group, Inc.	161,170	986,360

		15,970,886

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	507,075	1,470,518
Atlanta Braves Holdings, Inc., Class A(x)*	9,586	435,875
Atlanta Braves Holdings, Inc., Class C*	50,394	2,095,887
Cinemark Holdings, Inc.	118,702	3,326,030
CuriosityStream, Inc.	36,863	195,374
Eventbrite, Inc., Class A*	91,649	230,955
Gaia, Inc., Class A*	16,640	98,509
Golden Matrix Group, Inc.(x)*	21,703	24,524
IMAX Corp.*	49,230	1,612,282
Lionsgate Studios Corp.*	232,042	1,601,090
Madison Square Garden Entertainment Corp., Class A*	44,619	2,018,564
Marcus Corp. (The)	27,413	425,176
Playstudios, Inc.*	101,675	97,872
Playtika Holding Corp.	64,785	252,014
Reservoir Media, Inc.*	22,437	182,637
Sphere Entertainment Co.(x)*	31,413	1,951,376
Starz Entertainment Corp.	14,880	219,182
Vivid Seats, Inc., Class A*	3,921	65,167

		16,303,032

Interactive Media & Services (0.6%)
Angi, Inc., Class A*	45,724	743,472
Arena Group Holdings, Inc. (The)*	13,908	76,077
Bumble, Inc., Class A*	85,680	521,791
Cargurus, Inc., Class A*	93,408	3,477,580
Cars.com, Inc.*	68,322	834,895
EverQuote, Inc., Class A*	31,770	726,580
fuboTV, Inc.(x)*	386,594	1,604,365
Getty Images Holdings, Inc.(x)*	118,834	235,291
Grindr, Inc.*	39,149	588,018
MediaAlpha, Inc., Class A*	38,585	439,097
Nextdoor Holdings, Inc.*	239,081	499,679
QuinStreet, Inc.*	64,125	992,014
Rumble, Inc.(x)*	119,935	868,329
Shutterstock, Inc.	28,320	590,472
Teads Holding Co.*	44,896	74,079
Travelzoo(x)*	6,847	67,306
TripAdvisor, Inc.*	131,811	2,143,247
TrueCar, Inc.*	100,496	184,913
Vimeo, Inc.*	168,779	1,308,037
Webtoon Entertainment, Inc.(x)*	20,948	406,601
Yelp, Inc., Class A*	69,646	2,172,955
Ziff Davis, Inc.*	47,073	1,793,481
ZipRecruiter, Inc., Class A*	77,581	327,392

		20,675,671

Media (0.9%)
Advantage Solutions, Inc.(x)*	120,461	184,305
Altice USA, Inc., Class A*	300,164	723,395
AMC Networks, Inc., Class A*	38,583	317,924
Boston Omaha Corp., Class A(x)*	26,286	343,821
Cable One, Inc.(x)	6,035	1,068,497
EchoStar Corp., Class A(x)*	154,981	11,834,349
Emerald Holding, Inc.(x)	19,145	97,448
Entravision Communications Corp., Class A	73,253	170,680
EW Scripps Co. (The), Class A*	69,908	171,974
Gambling.com Group Ltd.(x)*	19,934	163,060
Gannett Co., Inc.(x)*	167,530	691,899
Gray Media, Inc.	105,127	607,634
Ibotta, Inc., Class A(x)*	15,258	424,935
iHeartMedia, Inc., Class A*	135,639	389,284
Integral Ad Science Holding Corp.*	88,955	904,672
John Wiley & Sons, Inc., Class A	46,381	1,877,039
Magnite, Inc.*	159,653	3,477,242
National CineMedia, Inc.	75,428	340,180
Newsmax, Inc., Class B(x)*	13,429	166,520
Nexxen International Ltd.*	43,541	402,754
PubMatic, Inc., Class A*	48,771	403,824
Scholastic Corp.	22,807	624,456
Sinclair, Inc.(x)	45,232	683,003
Stagwell, Inc., Class A(x)*	133,665	752,534
TechTarget, Inc.*	30,489	177,141
TEGNA, Inc.	183,800	3,736,654
Thryv Holdings, Inc.*	43,344	522,729
WideOpenWest, Inc.*	60,645	312,928

		31,570,881

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	87,046	747,725
Spok Holdings, Inc.	22,809	393,455
Telephone and Data Systems, Inc.	113,182	4,441,262

		5,582,442

Total Communication Services		90,102,912

Consumer Discretionary (9.1%)
Automobile Components (1.2%)
Adient plc*	95,674	2,303,830
American Axle & Manufacturing Holdings, Inc.*	134,679	809,421
Cooper-Standard Holdings, Inc.*	19,275	711,826
Dana, Inc.	151,139	3,028,826
Dorman Products, Inc.*	31,619	4,928,770
Fox Factory Holding Corp.*	46,870	1,138,472
Garrett Motion, Inc.	153,627	2,092,400
Gentherm, Inc.*	33,971	1,157,052
Goodyear Tire & Rubber Co. (The)*	297,315	2,223,916
Holley, Inc.*	54,482	171,074
LCI Industries	28,008	2,608,945
Luminar Technologies, Inc., Class A(x)*	45,785	87,449
Modine Manufacturing Co.*	59,901	8,515,526
Motorcar Parts of America, Inc.*	15,048	248,894
Patrick Industries, Inc.	37,219	3,849,561
Phinia, Inc.	44,041	2,531,477
Solid Power, Inc.(x)*	178,324	618,784
Standard Motor Products, Inc.	23,409	955,555
Strattec Security Corp.*	4,369	297,354
Visteon Corp.	31,768	3,807,713
XPEL, Inc.(m)*	28,074	928,407

		43,015,252

Automobiles (0.0%)†
Faraday Future Intelligent Electric,
Inc., Class A(x)*	98,239	127,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Livewire Group, Inc.(x)*	40,802	$193,809
Winnebago Industries, Inc.	29,588	989,423

		1,310,943

Broadline Retail (0.1%)
Groupon, Inc.(x)*	29,200	681,820
Kohl’s Corp.(x)	126,674	1,946,979
Savers Value Village, Inc.(x)*	42,958	569,194

		3,197,993

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	22,386	579,126
GigaCloud Technology, Inc., Class A(x)*	28,208	801,107
Weyco Group, Inc.	6,830	205,515

		1,585,748

Diversified Consumer Services (1.3%)
Adtalem Global Education, Inc.*	40,574	6,266,654
American Public Education, Inc.*	20,343	802,938
Carriage Services, Inc., Class A	16,557	737,449
Coursera, Inc.*	160,162	1,875,497
European Wax Center, Inc., Class A*	34,493	137,627
Frontdoor, Inc.*	84,989	5,718,910
Graham Holdings Co., Class B	3,691	4,345,451
KinderCare Learning Cos., Inc.*	36,501	242,367
Laureate Education, Inc.*	147,239	4,643,918
Lincoln Educational Services Corp.(x)*	34,349	807,201
Matthews International Corp., Class A	35,308	857,278
McGraw Hill, Inc.*	23,864	299,493
Mister Car Wash, Inc.*	113,244	603,591
Nerdy, Inc.(x)*	72,459	91,298
OneSpaWorld Holdings Ltd.	109,183	2,308,129
Perdoceo Education Corp.	70,021	2,636,991
Strategic Education, Inc.	26,365	2,267,654
Stride, Inc.*	48,834	7,273,336
Udemy, Inc.*	112,866	791,191
Universal Technical Institute, Inc.*	52,634	1,713,237
Zspace, Inc.(x)*	2,748	2,692

		44,422,902

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	63,093	698,439
Bally’s Corp.*	7,366	81,763
Biglari Holdings, Inc., Class B*	810	262,156
BJ’s Restaurants, Inc.*	22,381	683,292
Bloomin’ Brands, Inc.	97,591	699,727
Brightstar Lottery plc(x)	127,195	2,194,114
Brinker International, Inc.*	50,604	6,410,515
Cheesecake Factory, Inc. (The)(x)	52,659	2,877,288
Cracker Barrel Old Country Store, Inc.(x)	25,757	1,134,853
Dave & Buster’s Entertainment, Inc.(x)*	31,796	577,415
Denny’s Corp.(x)*	57,432	300,369
Dine Brands Global, Inc.(x)	17,755	438,904
El Pollo Loco Holdings, Inc.*	30,018	291,175
First Watch Restaurant Group, Inc.(x)*	51,255	801,628
Genius Sports Ltd.*	249,284	3,086,136
Global Business Travel Group I(x)*	112,603	909,832
Golden Entertainment, Inc.	22,975	541,750
Hilton Grand Vacations, Inc.*	66,060	2,761,969
Inspired Entertainment, Inc.*	28,720	269,394
Jack in the Box, Inc.(x)	22,640	447,593
Krispy Kreme, Inc.(x)	89,755	347,352
Kura Sushi USA, Inc., Class A*	7,356	437,020
Life Time Group Holdings, Inc.*	155,221	4,284,100
Lindblad Expeditions Holdings, Inc.*	42,740	547,072
Marriott Vacations Worldwide Corp.	31,610	2,103,962
Monarch Casino & Resort, Inc.	14,581	1,543,253
Nathan’s Famous, Inc.	3,018	334,213
Papa John’s International, Inc.(x)	36,834	1,773,557
Portillo’s, Inc., Class A(x)*	66,385	428,183
Potbelly Corp.*	30,340	516,994
Pursuit Attractions and Hospitality, Inc.*	24,407	883,045
RCI Hospitality Holdings, Inc.	9,441	288,045
Red Rock Resorts, Inc., Class A	55,649	3,397,928
Rush Street Interactive, Inc.*	103,188	2,113,290
Sabre Corp.(x)*	425,078	777,893
Serve Robotics, Inc.(x)*	54,858	637,999
Shake Shack, Inc., Class A*	44,322	4,148,982
Six Flags Entertainment Corp.(x)*	108,989	2,476,230
Super Group SGHC Ltd.	180,509	2,382,719
Sweetgreen, Inc., Class A(x)*	120,756	963,633
Target Hospitality Corp.*	40,262	341,422
United Parks & Resorts, Inc.(x)*	30,649	1,584,553
Xponential Fitness, Inc., Class A*	32,608	254,016

		58,033,773

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	6,743	105,461
Beazer Homes USA, Inc.*	31,178	765,420
Cavco Industries, Inc.*	8,730	5,069,773
Century Communities, Inc.	29,279	1,855,410
Champion Homes, Inc.*	65,361	4,991,620
Cricut, Inc., Class A	53,239	334,873
Dream Finders Homes, Inc., Class A(x)*	34,906	904,764
Ethan Allen Interiors, Inc.	26,348	776,212
Flexsteel Industries, Inc.	4,414	204,589
Green Brick Partners, Inc.*	35,801	2,644,262
Hamilton Beach Brands Holding Co., Class A	9,577	137,621
Helen of Troy Ltd.*	27,502	693,050
Hovnanian Enterprises, Inc., Class A*	5,363	689,092
Installed Building Products, Inc.(x)	26,778	6,605,061
KB Home	75,889	4,829,576
La-Z-Boy, Inc.	46,393	1,592,208
Legacy Housing Corp.*	10,136	278,841
Leggett & Platt, Inc.	154,507	1,372,022
LGI Homes, Inc.*	23,056	1,192,226
Lovesac Co. (The)(x)*	16,699	282,714
M/I Homes, Inc.*	30,058	4,341,577
Meritage Homes Corp.	80,492	5,830,036
Sonos, Inc.*	133,203	2,104,607
Taylor Morrison Home Corp., Class A*	111,576	7,365,132
Traeger, Inc.*	41,969	51,202
Tri Pointe Homes, Inc.*	98,638	3,350,733

		58,368,082

Leisure Products (0.4%)
Acushnet Holdings Corp.	31,408	2,465,214
American Outdoor Brands, Inc.*	12,595	109,325
Clarus Corp.	35,111	122,889
Escalade, Inc.	11,574	145,485
Funko, Inc., Class A*	37,937	130,503
JAKKS Pacific, Inc.	10,651	199,493
Johnson Outdoors, Inc., Class A	5,960	240,724
Latham Group, Inc.*	53,484	407,013
Malibu Boats, Inc., Class A*	21,993	713,673
Marine Products Corp.	10,495	93,091
MasterCraft Boat Holdings, Inc.(x)*	19,325	414,714
Outdoor Holding Co.(x)*	115,508	170,952
Peloton Interactive, Inc., Class A(x)*	429,680	3,867,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris, Inc.(x)	60,578	$3,521,399
Smith & Wesson Brands, Inc.(x)	52,116	512,300
Sturm Ruger & Co., Inc.(x)	18,284	794,805
Topgolf Callaway Brands Corp.*	154,191	1,464,815

		15,373,515

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A(x)*	29,659	136,431
Abercrombie & Fitch Co., Class A*	53,765	4,599,596
Academy Sports & Outdoors, Inc.(x)	75,653	3,784,163
Advance Auto Parts, Inc.(x)	68,481	4,204,733
American Eagle Outfitters, Inc.(x)	185,437	3,172,827
America’s Car-Mart, Inc.(x)*	8,812	257,399
Arhaus, Inc., Class A*	58,755	624,566
Arko Corp.(x)	92,329	421,944
Asbury Automotive Group, Inc.*	22,430	5,483,014
BARK, Inc.*	118,757	98,663
Barnes & Noble Education, Inc.(x)*	16,981	168,961
Bed Bath & Beyond, Inc.(x)*	64,055	627,098
Boot Barn Holdings, Inc.*	35,135	5,822,572
Buckle, Inc. (The)	35,646	2,090,994
Build-A-Bear Workshop, Inc.(x)	14,466	943,328
Caleres, Inc.(x)	37,948	494,842
Camping World Holdings, Inc., Class A	70,150	1,107,669
Citi Trends, Inc.*	5,818	180,533
Designer Brands, Inc., Class A(x)	39,870	141,140
EVgo, Inc., Class A*	149,085	705,172
Genesco, Inc.*	10,683	309,700
Group 1 Automotive, Inc.	14,420	6,308,894
Haverty Furniture Cos., Inc.	13,643	299,191
J Jill, Inc.	8,620	147,833
Lands’ End, Inc.*	14,133	199,275
MarineMax, Inc.(x)*	22,399	567,367
Monro, Inc.(x)	34,527	620,450
National Vision Holdings, Inc.*	87,930	2,566,677
ODP Corp. (The)*	32,432	903,231
OneWater Marine, Inc., Class A(x)*	14,394	228,001
Petco Health & Wellness Co., Inc., Class A(x)*	89,559	346,593
RealReal, Inc. (The)(x)*	112,180	1,192,473
Revolve Group, Inc., Class A*	47,221	1,005,807
Sally Beauty Holdings, Inc.(x)*	114,706	1,867,414
Shoe Carnival, Inc.(x)	20,847	433,409
Signet Jewelers Ltd.(x)	45,720	4,385,462
Sleep Number Corp.(x)*	18,570	130,361
Sonic Automotive, Inc., Class A	17,186	1,307,683
Stitch Fix, Inc., Class A*	125,393	545,460
ThredUp, Inc., Class A*	106,171	1,003,316
Tile Shop Holdings, Inc.(x)*	31,637	191,404
Torrid Holdings, Inc.(x)*	27,206	47,611
Upbound Group, Inc.	58,745	1,388,144
Urban Outfitters, Inc.*	69,886	4,991,957
Victoria’s Secret & Co.*	80,043	2,172,367
Warby Parker, Inc., Class A*	112,152	3,093,152
Winmark Corp.	3,439	1,711,831
Zumiez, Inc.*	15,590	305,720

		73,336,428

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	131,819	2,625,834
Carter’s, Inc.(x)	41,278	1,164,865
Ermenegildo Zegna NV(x)	70,433	665,592
Figs, Inc., Class A*	104,396	698,409
G-III Apparel Group Ltd.*	45,480	1,210,223
Hanesbrands, Inc.*	399,991	2,635,941
Kontoor Brands, Inc.	62,874	5,015,459
Lakeland Industries, Inc.(x)	9,964	147,467
Movado Group, Inc.	17,050	323,439
Oxford Industries, Inc.	16,536	670,369
Rocky Brands, Inc.	8,767	261,169
Steven Madden Ltd.	81,216	2,719,112
Superior Group of Cos., Inc.	15,438	165,495
Wolverine World Wide, Inc.	91,927	2,522,477

		20,825,851

Total Consumer Discretionary		319,470,487

Consumer Staples (1.8%)
Beverages (0.1%)
MGP Ingredients, Inc.	16,125	390,064
National Beverage Corp.*	27,657	1,021,097
Vita Coco Co., Inc. (The)*	50,124	2,128,766
Zevia PBC, Class A*	35,321	96,073

		3,636,000

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	38,003	1,512,899
Chefs’ Warehouse, Inc. (The)*	41,488	2,419,995
Grocery Outlet Holding Corp.(x)*	109,812	1,762,483
Guardian Pharmacy Services, Inc., Class A*	21,773	571,106
HF Foods Group, Inc.*	48,544	133,981
Ingles Markets, Inc., Class A	17,124	1,191,145
Natural Grocers by Vitamin Cottage, Inc.	14,921	596,840
PriceSmart, Inc.	29,268	3,546,989
United Natural Foods, Inc.*	67,717	2,547,514
Village Super Market, Inc., Class A	10,042	375,169
Weis Markets, Inc.	18,515	1,330,673

		15,988,794

Food Products (0.7%)
Alico, Inc.	6,648	230,420
B&G Foods, Inc.(x)	89,935	398,412
Beyond Meat, Inc.(x)*	84,718	160,117
BRC, Inc., Class A(x)*	103,012	160,699
Calavo Growers, Inc.	19,918	512,689
Cal-Maine Foods, Inc.	52,633	4,952,765
Dole plc	79,485	1,068,278
Forafric Global plc(x)*	6,009	52,218
Fresh Del Monte Produce, Inc.	37,549	1,303,701
Hain Celestial Group, Inc. (The)(x)*	104,552	165,192
J & J Snack Foods Corp.	17,381	1,670,140
John B Sanfilippo & Son, Inc.	9,122	586,362
Lifeway Foods, Inc.*	6,509	180,690
Limoneira Co.	19,119	283,917
Mama’s Creations, Inc.*	38,542	405,077
Marzetti Co. (The)	22,971	3,969,159
Mission Produce, Inc.*	48,528	583,307
Seneca Foods Corp., Class A*	5,489	592,483
Simply Good Foods Co. (The)*	106,658	2,647,252
SunOpta, Inc.*	111,633	654,169
Tootsie Roll Industries, Inc.	20,597	863,426
TreeHouse Foods, Inc.*	58,451	1,181,295
Utz Brands, Inc.	83,396	1,013,261
Vital Farms, Inc.*	40,178	1,653,325
Westrock Coffee Co.(x)*	43,585	211,823

		25,500,177

Household Products (0.3%)
Central Garden & Pet Co.*	10,842	353,991
Central Garden & Pet Co., Class A*	56,707	1,674,558
Energizer Holdings, Inc.	75,430	1,877,453
Oil-Dri Corp. of America	11,748	717,098
Spectrum Brands Holdings, Inc.	26,525	1,393,358
WD-40 Co.	15,478	3,058,453

		9,074,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.2%)
Beauty Health Co. (The)*	129,061	$256,831
Edgewell Personal Care Co.	50,769	1,033,657
FitLife Brands, Inc.*	2,580	51,316
Herbalife Ltd.(x)*	117,490	991,616
Honest Co., Inc. (The)*	108,836	400,516
Interparfums, Inc.	20,831	2,049,354
Lifevantage Corp.	11,931	116,089
Medifast, Inc.(x)*	13,678	186,978
Nature’s Sunshine Products, Inc.*	17,120	265,702
Nu Skin Enterprises, Inc., Class A	57,083	695,842
Olaplex Holdings, Inc.(x)*	164,306	215,241
USANA Health Sciences, Inc.*	12,922	356,001
Waldencast plc, Class A(x)*	43,957	87,035

		6,706,178

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	24,528	62,792
Turning Point Brands, Inc.	19,331	1,911,063
Universal Corp.	27,307	1,525,642

		3,499,497

Total Consumer Staples		64,405,557

Energy (4.4%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	189,909	4,996,506
Aris Water Solutions, Inc., Class A	36,028	888,450
Atlas Energy Solutions, Inc.(x)	90,209	1,025,676
Borr Drilling Ltd.(x)	283,993	763,941
Bristow Group, Inc., Class A*	33,032	1,191,795
Cactus, Inc., Class A	78,081	3,081,857
Core Laboratories, Inc.	56,056	692,852
DMC Global, Inc.*	23,670	200,011
Energy Services of America Corp.	13,191	136,527
Expro Group Holdings NV*	119,528	1,419,993
Flowco Holdings, Inc., Class A	21,469	318,815
Forum Energy Technologies, Inc.*	12,619	337,053
Helix Energy Solutions Group, Inc.*	156,901	1,029,271
Helmerich & Payne, Inc.(x)	109,858	2,426,763
Innovex International, Inc.*	44,688	828,516
Kodiak Gas Services, Inc.(x)	76,726	2,836,560
Liberty Energy, Inc., Class A	178,449	2,202,061
Mammoth Energy Services, Inc.*	24,737	56,648
Nabors Industries Ltd.(x)*	16,244	663,892
National Energy Services Reunited Corp.(x)*	67,596	693,535
Natural Gas Services Group, Inc.	12,309	344,529
Noble Corp. plc(x)	144,600	4,089,288
Oceaneering International, Inc.*	108,168	2,680,403
Oil States International, Inc.*	67,058	406,371
Patterson-UTI Energy, Inc.	395,736	2,049,912
ProFrac Holding Corp., Class A*	14,923	55,215
ProPetro Holding Corp.*	94,865	497,093
Ranger Energy Services, Inc., Class A	20,230	284,029
RPC, Inc.(x)	104,247	496,216
SEACOR Marine Holdings, Inc.(x)*	23,985	155,663
Seadrill Ltd.*	71,627	2,163,852
Select Water Solutions, Inc., Class A	107,693	1,151,238
Solaris Energy Infrastructure, Inc., Class A	42,481	1,697,966
TETRA Technologies, Inc.*	144,098	828,563
Tidewater, Inc.*	56,274	3,001,092
Transocean Ltd.(x)*	965,504	3,012,372
Valaris Ltd.(x)*	73,093	3,564,746

		52,269,270

Oil, Gas & Consumable Fuels (2.9%)
Ardmore Shipping Corp.	40,848	484,866
Berry Corp.	86,841	328,259
BKV Corp.*	19,514	451,359
California Resources Corp.	77,545	4,123,843
Calumet, Inc.(x)*	79,961	1,459,288
Centrus Energy Corp., Class A(x)*	17,964	5,570,097
Clean Energy Fuels Corp.*	209,716	541,067
CNX Resources Corp.(x)*	156,317	5,020,902
Comstock Resources, Inc.(x)*	86,725	1,719,757
Core Natural Resources, Inc.(x)	59,622	4,977,245
Crescent Energy Co., Class A	208,355	1,858,527
CVR Energy, Inc.*	36,516	1,332,104
Delek US Holdings, Inc.	68,031	2,195,360
DHT Holdings, Inc.	143,945	1,720,143
Diversified Energy Co. plc(m)	63,774	893,474
Dorian LPG Ltd.	43,232	1,288,314
Empire Petroleum Corp.(x)*	15,080	68,162
Encore Energy Corp.(x)*	216,402	694,650
Energy Fuels, Inc.(x)*	246,572	3,784,880
Epsilon Energy Ltd.	18,249	91,975
Evolution Petroleum Corp.(x)	35,253	169,919
Excelerate Energy, Inc., Class A	27,100	682,649
FLEX LNG Ltd.	35,912	904,982
FutureFuel Corp.	29,530	114,576
Gevo, Inc.(x)*	262,494	514,488
Golar LNG Ltd.	113,843	4,600,396
Granite Ridge Resources, Inc.(x)	61,021	330,124
Green Plains, Inc.*	74,302	653,115
Gulfport Energy Corp.*	18,104	3,276,462
HighPeak Energy, Inc.(x)	20,789	146,978
Infinity Natural Resources, Inc., Class A(x)*	16,711	219,081
International Seaways, Inc.(x)	45,720	2,106,778
Kinetik Holdings, Inc., Class A(x)	49,679	2,123,280
Kolibri Global Energy, Inc.(x)*	39,720	220,446
Kosmos Energy Ltd.(x)*	542,428	900,430
Lightbridge Corp.(x)*	21,697	460,193
Magnolia Oil & Gas Corp., Class A	213,573	5,097,987
Murphy Oil Corp.	154,059	4,376,816
NACCO Industries, Inc., Class A	4,787	201,820
Navigator Holdings Ltd.	36,130	559,654
New Fortress Energy, Inc.(x)*	196,599	434,484
NextDecade Corp.*	155,575	1,056,354
NextNRG, Inc.(x)*	13,981	25,585
Nordic American Tankers Ltd.(x)	234,842	737,404
Northern Oil & Gas, Inc.(x)	108,839	2,699,207
OPAL Fuels, Inc., Class A*	20,449	44,988
Par Pacific Holdings, Inc.*	57,912	2,051,243
PBF Energy, Inc., Class A	95,479	2,880,601
Peabody Energy Corp.	139,045	3,687,473
Prairie Operating Co.(x)*	23,685	47,015
PrimeEnergy Resources Corp.(x)*	269	44,931
REX American Resources Corp.*	34,622	1,060,126
Riley Exploration Permian, Inc.(x)	15,139	410,418
Sable Offshore Corp.*	86,647	1,512,857
SandRidge Energy, Inc.	41,556	468,752
Scorpio Tankers, Inc.	50,818	2,848,349
SFL Corp. Ltd.(x)	142,002	1,069,275
SM Energy Co.	129,800	3,241,106
Summit Midstream Corp.*	10,745	220,702
Talos Energy, Inc.*	136,159	1,305,765
Teekay Corp. Ltd.	61,746	505,082
Teekay Tankers Ltd., Class A	27,932	1,411,963
Uranium Energy Corp.*	486,337	6,487,736
VAALCO Energy, Inc.	120,754	485,431
Verde Clean Fuels, Inc.*	4,626	14,109
Vital Energy, Inc.*	35,293	596,099
Vitesse Energy, Inc.(x)	33,798	785,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
W&T Offshore, Inc.(x)	110,919	$201,873
World Kinect Corp.	62,409	1,619,514
XCF Global, Inc., Class A*	49,953	65,438

		104,283,454

Total Energy		156,552,724

Financials (16.5%)
Banks (9.2%)
1st Source Corp.	21,401	1,317,446
ACNB Corp.	11,670	513,947
Amalgamated Financial Corp.	27,349	742,525
Amerant Bancorp, Inc., Class A	41,237	794,637
Ameris Bancorp	76,260	5,590,621
Ames National Corp.(x)	11,527	233,076
Arrow Financial Corp.	19,381	548,482
Associated Banc-Corp.	189,998	4,884,849
Atlantic Union Bankshares Corp.	162,814	5,745,706
Axos Financial, Inc.*	62,191	5,264,468
Banc of California, Inc.	145,958	2,415,605
BancFirst Corp.	24,486	3,096,255
Bancorp, Inc. (The)*	52,255	3,913,377
Bank First Corp.(x)	10,554	1,280,306
Bank of Hawaii Corp.	44,753	2,937,587
Bank of Marin Bancorp	18,276	443,741
Bank of NT Butterfield & Son Ltd. (The)	48,179	2,067,843
Bank7 Corp.	5,328	246,527
BankFinancial Corp.	7,555	90,887
BankUnited, Inc.	86,822	3,313,128
Bankwell Financial Group, Inc.	7,468	330,459
Banner Corp.	38,985	2,553,517
Bar Harbor Bankshares	17,637	537,223
BayCom Corp.	12,351	355,091
BCB Bancorp, Inc.	18,122	157,299
Beacon Financial Corp.	92,245	2,187,129
Blue Foundry Bancorp*	22,764	206,925
Blue Ridge Bankshares, Inc.*	67,345	284,869
Bridgewater Bancshares, Inc.*	23,322	410,467
Burke & Herbert Financial Services Corp.	15,859	978,342
Business First Bancshares, Inc.	32,693	771,882
BV Financial, Inc.(x)*	8,686	140,018
Byline Bancorp, Inc.	35,112	973,656
C&F Financial Corp.	3,251	218,467
Cadence Bank	203,568	7,641,943
California Bancorp*	28,206	470,476
Camden National Corp.	18,620	718,546
Capital Bancorp, Inc.	13,624	434,606
Capital City Bank Group, Inc.	16,267	679,798
Capitol Federal Financial, Inc.	135,356	859,511
Carter Bankshares, Inc.*	27,896	541,461
Cathay General Bancorp	77,161	3,704,500
CB Financial Services, Inc.	4,569	151,736
Central Pacific Financial Corp.	30,267	918,301
CF Bankshares, Inc.	3,592	86,028
Chain Bridge Bancorp, Inc., Class A*	2,125	69,551
Chemung Financial Corp.	3,855	202,465
ChoiceOne Financial Services, Inc.(x)	16,256	470,774
Citizens & Northern Corp.	18,456	365,613
Citizens Community Bancorp, Inc.	8,082	129,878
Citizens Financial Services, Inc.	5,507	331,962
City Holding Co.	16,336	2,023,540
Civista Bancshares, Inc.	21,162	429,800
CNB Financial Corp.(x)	32,881	795,720
Coastal Financial Corp.*	15,100	1,633,367
CoastalSouth Bancshares, Inc.*	3,174	69,225
Colony Bankcorp, Inc.	19,211	326,779
Columbia Financial, Inc.*	31,471	472,380
Community Financial System, Inc.	60,446	3,544,553
Community Trust Bancorp, Inc.	18,812	1,052,531
Community West Bancshares	19,609	408,652
ConnectOne Bancorp, Inc.	53,795	1,334,654
Customers Bancorp, Inc.*	33,521	2,191,268
CVB Financial Corp.	150,527	2,846,466
Dime Community Bancshares, Inc.	44,858	1,338,114
Eagle Bancorp Montana, Inc.	7,144	123,377
Eagle Bancorp, Inc.	31,072	628,276
Eagle Financial Services, Inc.	3,963	149,920
Eastern Bankshares, Inc.(x)	224,079	4,067,034
ECB Bancorp, Inc.*	6,280	99,664
Enterprise Financial Services Corp.	42,336	2,454,641
Equity Bancshares, Inc., Class A	16,365	666,055
Esquire Financial Holdings, Inc.	8,644	882,163
Farmers & Merchants Bancorp, Inc.	14,808	370,348
Farmers National Banc Corp.	42,971	619,212
FB Bancorp, Inc.(x)*	20,253	243,441
FB Financial Corp.	47,775	2,662,978
Fidelity D&D Bancorp, Inc.	6,036	264,558
Financial Institutions, Inc.	21,079	573,349
Finward Bancorp	2,882	92,483
Finwise Bancorp(x)*	8,791	170,457
First Bancorp (Nasdaq Stock Exchange)	46,614	2,465,414
First Bancorp (New York Stock Exchange)	186,553	4,113,494
First Bancorp, Inc. (The)	12,867	337,887
First Bank	24,516	399,366
First Busey Corp.	97,480	2,256,662
First Business Financial Services, Inc.	9,159	469,490
First Capital, Inc.(x)	3,233	148,071
First Commonwealth Financial Corp.	120,550	2,055,377
First Community Bankshares, Inc.	17,530	610,044
First Community Corp.	6,892	194,492
First Financial Bancorp	111,185	2,807,421
First Financial Bankshares, Inc.	153,578	5,167,900
First Financial Corp.	13,322	751,894
First Foundation, Inc.*	74,143	412,976
First Internet Bancorp	10,086	226,229
First Interstate BancSystem, Inc., Class A	101,609	3,238,279
First Merchants Corp.	66,727	2,515,608
First Mid Bancshares, Inc.	24,905	943,401
First National Corp.(x)	7,740	175,543
First Savings Financial Group, Inc.	5,432	170,728
First United Corp.(x)	6,163	226,613
First Western Financial, Inc.*	9,057	208,537
Firstsun Capital Bancorp(x)*	13,926	540,190
Five Star Bancorp	19,687	633,921
Flagstar Financial, Inc.	346,577	4,002,964
Flushing Financial Corp.	38,351	529,627
Franklin Financial Services Corp.(x)	4,331	199,226
FS Bancorp, Inc.	7,746	309,220
Fulton Financial Corp.	209,233	3,898,011
FVCBankcorp, Inc.	18,153	235,444
GBank Financial Holdings, Inc.(x)*	10,318	405,188
German American Bancorp, Inc.	41,774	1,640,465
Glacier Bancorp, Inc.(x)	135,735	6,606,222
Great Southern Bancorp, Inc.	10,175	623,219
Greene County Bancorp, Inc.	7,958	179,851
Guaranty Bancshares, Inc.	10,227	498,566
Hancock Whitney Corp.	100,054	6,264,381
Hanmi Financial Corp.	35,037	865,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hanover Bancorp, Inc.	4,436	$99,588
HarborOne Bancorp, Inc.	43,795	595,612
Hawthorn Bancshares, Inc.(x)	5,971	185,340
HBT Financial, Inc.	15,126	381,175
Heritage Commerce Corp.	69,383	688,973
Heritage Financial Corp.	40,128	970,696
Hilltop Holdings, Inc.	51,343	1,715,883
Hingham Institution For Savings (The)(x)	1,862	491,158
Home Bancorp, Inc.	8,314	451,658
Home BancShares, Inc.	217,804	6,163,853
HomeTrust Bancshares, Inc.	18,407	753,583
Hope Bancorp, Inc.	141,826	1,527,466
Horizon Bancorp, Inc.	45,646	730,792
Independent Bank Corp.	23,534	728,966
Independent Bank Corp./MA	55,557	3,842,878
International Bancshares Corp.	63,067	4,335,856
Investar Holding Corp.	11,604	269,329
John Marshall Bancorp, Inc.	15,758	312,324
Kearny Financial Corp.	63,545	417,491
Lakeland Financial Corp.	28,675	1,840,935
Landmark Bancorp, Inc.	4,200	112,098
LCNB Corp.	15,169	227,383
LINKBANCORP, Inc.	22,620	161,281
Live Oak Bancshares, Inc.	39,830	1,402,813
MainStreet Bancshares, Inc.(x)	6,873	143,165
Mechanics Bancorp*	22,933	305,238
Mercantile Bank Corp.	18,365	826,425
Meridian Corp.	8,984	141,857
Metrocity Bankshares, Inc.	22,820	631,886
Metropolitan Bank Holding Corp.	10,488	784,712
Mid Penn Bancorp, Inc.	22,550	645,832
Middlefield Banc Corp.	9,137	274,201
Midland States Bancorp, Inc.	25,018	428,809
MidWestOne Financial Group, Inc.	16,656	471,198
MVB Financial Corp.	14,562	364,924
National Bank Holdings Corp., Class A	41,944	1,620,716
National Bankshares, Inc.(x)	6,717	197,748
NB Bancorp, Inc.	39,394	695,304
NBT Bancorp, Inc.	59,195	2,471,983
Nicolet Bankshares, Inc.	15,471	2,080,849
Northeast Bank	8,742	875,599
Northeast Community Bancorp, Inc.	14,536	299,006
Northfield Bancorp, Inc.	44,869	529,454
Northpointe Bancshares, Inc.(x)	10,989	187,692
Northrim Bancorp, Inc.	26,416	572,171
Northwest Bancshares, Inc.	166,847	2,067,234
Norwood Financial Corp.(x)	8,883	225,806
Oak Valley Bancorp	7,933	223,473
OceanFirst Financial Corp.	63,994	1,124,375
OFG Bancorp	50,708	2,205,291
Ohio Valley Banc Corp.	3,787	140,043
Old National Bancorp	400,563	8,792,358
Old Second Bancorp, Inc.	54,269	938,040
OP Bancorp(x)	12,376	172,274
Orange County Bancorp, Inc.	14,283	360,074
Origin Bancorp, Inc.	35,001	1,208,235
Orrstown Financial Services, Inc.	21,609	734,274
Park National Corp.	17,018	2,765,936
Parke Bancorp, Inc.	12,397	267,155
Pathward Financial, Inc.	27,182	2,011,740
Patriot National Bancorp, Inc.(x)*	47,286	61,472
PCB Bancorp	12,687	266,427
Peapack-Gladstone Financial Corp.	19,453	536,903
Peoples Bancorp of North Carolina, Inc.	5,723	175,467
Peoples Bancorp, Inc.	38,619	1,158,184
Peoples Financial Services Corp.	10,796	524,794
Pioneer Bancorp, Inc.*	14,314	186,941
Plumas Bancorp	6,381	275,276
Ponce Financial Group, Inc.(x)*	23,196	340,981
Preferred Bank	11,651	1,053,134
Primis Financial Corp.	23,879	250,968
Princeton Bancorp, Inc.	6,869	218,709
Provident Bancorp, Inc.*	17,669	221,393
Provident Financial Services, Inc.	141,134	2,721,064
QCR Holdings, Inc.	18,742	1,417,645
RBB Bancorp	19,636	368,371
Red River Bancshares, Inc.	5,487	355,667
Renasant Corp.	108,238	3,992,900
Republic Bancorp, Inc., Class A	9,778	706,460
Rhinebeck Bancorp, Inc.*	2,492	28,309
Richmond Mutual Bancorp, Inc.(x)	8,174	116,153
Riverview Bancorp, Inc.	19,398	104,167
S&T Bancorp, Inc.	44,366	1,667,718
SB Financial Group, Inc.	5,913	114,062
Seacoast Banking Corp. of Florida	98,344	2,992,608
ServisFirst Bancshares, Inc.	59,136	4,762,222
Shore Bancshares, Inc.	37,621	617,361
Sierra Bancorp	15,461	446,977
Simmons First National Corp., Class A	159,700	3,061,449
SmartFinancial, Inc.	16,778	599,478
Sound Financial Bancorp, Inc.	1,890	87,053
South Plains Financial, Inc.	14,708	568,464
Southern First Bancshares, Inc.*	9,067	400,036
Southern Missouri Bancorp, Inc.	11,047	580,630
Southside Bancshares, Inc.	31,155	880,129
SR Bancorp, Inc.(x)	7,944	119,875
Stellar Bancorp, Inc.	53,932	1,636,297
Sterling Bancorp, Inc.(r)*	29,695	—
Stock Yards Bancorp, Inc.	30,017	2,100,890
Texas Capital Bancshares, Inc.*	52,147	4,407,986
Third Coast Bancshares, Inc.*	14,996	569,398
Timberland Bancorp, Inc.	8,761	291,566
Tompkins Financial Corp.	15,819	1,047,376
Towne Bank	83,892	2,900,146
TriCo Bancshares	35,272	1,566,430
Triumph Financial, Inc.*	26,289	1,315,502
TrustCo Bank Corp.	21,414	777,328
Trustmark Corp.	66,658	2,639,657
UMB Financial Corp.	83,691	9,904,830
Union Bankshares, Inc.(x)	3,230	79,975
United Bankshares, Inc.	161,860	6,022,811
United Community Banks, Inc.	139,819	4,383,326
United Security Bancshares	8,731	81,460
Unity Bancorp, Inc.	8,609	420,722
Univest Financial Corp.	32,407	972,858
USCB Financial Holdings, Inc.	12,177	212,489
Valley National Bancorp	556,124	5,894,914
Veritex Holdings, Inc.	61,140	2,050,024
Virginia National Bankshares Corp.	5,493	213,183
WaFd, Inc.	88,800	2,689,752
Washington Trust Bancorp, Inc.	20,002	578,058
WesBanco, Inc.	108,657	3,469,418
West Bancorp, Inc.	18,758	381,163
Westamerica Bancorp	28,117	1,405,569
Western New England Bancorp, Inc.(x)	18,775	225,488
WSFS Financial Corp.	64,938	3,502,106

		323,097,873

Capital Markets (1.6%)
Acadian Asset Management, Inc.	30,953	1,490,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
AlTi Global, Inc.(x)*	46,942	$167,114
Artisan Partners Asset Management, Inc., Class A	71,924	3,121,502
Bakkt Holdings, Inc., Class A(x)*	12,460	419,279
BGC Group, Inc., Class A	418,308	3,957,194
Cohen & Steers, Inc.	31,671	2,077,934
Diamond Hill Investment Group, Inc.	3,121	436,971
DigitalBridge Group, Inc.	194,767	2,278,774
Donnelley Financial Solutions, Inc.*	29,891	1,537,294
Forge Global Holdings, Inc.(x)*	11,774	198,981
GCM Grosvenor, Inc., Class A(x)	52,915	638,684
Marex Group plc	61,672	2,073,413
MarketWise, Inc.	1,834	30,316
Moelis & Co., Class A	75,540	5,387,513
Open Lending Corp.(x)*	118,519	250,075
P10, Inc., Class A(x)	48,074	523,045
Patria Investments Ltd., Class A(x)	75,183	1,097,672
Perella Weinberg Partners, Class A	71,730	1,529,284
Piper Sandler Cos.	20,157	6,994,277
PJT Partners, Inc., Class A	26,636	4,734,016
Siebert Financial Corp.(x)*	14,997	43,791
Silvercrest Asset Management Group, Inc., Class A	12,300	193,725
StepStone Group, Inc., Class A	79,672	5,203,378
StoneX Group, Inc.*	52,933	5,341,998
Value Line, Inc.	1,070	41,816
Victory Capital Holdings, Inc., Class A	51,016	3,303,796
Virtus Investment Partners, Inc.	7,749	1,472,542
Westwood Holdings Group, Inc.	7,053	116,304
WisdomTree, Inc.(x)	138,532	1,925,595

		56,586,979

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	5,876	344,216
Bread Financial Holdings, Inc.	39,420	2,198,454
Consumer Portfolio Services, Inc.*	11,897	89,822
Dave, Inc.*	10,535	2,100,152
Encore Capital Group, Inc.*	25,744	1,074,555
Enova International, Inc.*	27,728	3,191,216
FirstCash Holdings, Inc.	45,515	7,210,486
Green Dot Corp., Class A*	59,942	805,021
Jefferson Capital, Inc.	11,309	195,193
LendingClub Corp.*	129,154	1,961,849
LendingTree, Inc.*	13,075	846,345
Medallion Financial Corp.	23,091	233,219
Navient Corp.	79,200	1,041,480
Nelnet, Inc., Class A	15,180	1,903,268
NerdWallet, Inc., Class A*	48,454	521,365
Oportun Financial Corp.*	38,461	237,304
OppFi, Inc.	28,464	322,497
PRA Group, Inc.*	47,085	726,993
PROG Holdings, Inc.	44,976	1,455,423
Regional Management Corp.	11,350	442,196
Upstart Holdings, Inc.(x)*	96,187	4,886,300
Vroom, Inc.*	1,026	27,733
World Acceptance Corp.*	3,056	516,892

		32,331,979

Financial Services (2.2%)
Acacia Research Corp.(x)*	42,918	139,484
Alerus Financial Corp.	26,356	583,522
AvidXchange Holdings, Inc.*	199,364	1,983,672
Banco Latinoamericano de Comercio Exterior SA, Class E	34,136	1,569,232
Better Home & Finance Holding Co.(x)*	5,163	289,851
Burford Capital Ltd.	229,921	2,749,855
Cannae Holdings, Inc.	67,100	1,228,601
Cantaloupe, Inc.*	68,374	722,713
Cass Information Systems, Inc.	14,263	560,964
Compass Diversified Holdings	79,753	527,965
Enact Holdings, Inc.	34,626	1,327,561
Essent Group Ltd.	111,696	7,099,398
Evertec, Inc.	73,346	2,477,628
Federal Agricultural Mortgage Corp., Class C	10,660	1,790,667
Finance of America Cos., Inc., Class A(x)*	5,221	117,107
Flywire Corp.*	132,369	1,792,276
HA Sustainable Infrastructure Capital, Inc.	137,030	4,206,821
International Money Express, Inc.*	30,404	424,744
Jackson Financial, Inc., Class A	82,383	8,339,631
loanDepot, Inc., Class A(x)*	87,734	269,343
Marqeta, Inc., Class A*	439,282	2,319,409
Merchants Bancorp	30,078	956,480
NCR Atleos Corp.*	83,822	3,295,043
NewtekOne, Inc.	28,526	326,623
NMI Holdings, Inc., Class A*	90,257	3,460,453
Onity Group, Inc.*	7,435	297,103
Pagseguro Digital Ltd., Class A	207,753	2,077,530
Payoneer Global, Inc.*	324,780	1,964,919
Paysafe Ltd.(x)*	37,290	481,787
Paysign, Inc.*	42,393	266,652
PennyMac Financial Services, Inc.	33,543	4,155,307
Priority Technology Holdings, Inc.*	30,430	209,054
Radian Group, Inc.	156,160	5,656,115
Remitly Global, Inc.*	190,609	3,106,927
Repay Holdings Corp., Class A*	92,467	483,602
Security National Financial Corp., Class A*	15,921	138,035
Sezzle, Inc.*	18,193	1,446,889
StoneCo Ltd., Class A*	286,818	5,423,728
SWK Holdings Corp.(x)	4,613	67,119
Triller Group, Inc.*	96,449	80,062
Velocity Financial, Inc.*	12,844	232,990
Walker & Dunlop, Inc.	37,614	3,145,283
Waterstone Financial, Inc.	18,158	283,265

		78,075,410

Insurance (1.8%)
Abacus Global Management, Inc.(x)*	43,580	249,713
Ambac Financial Group, Inc.*	49,598	413,647
American Coastal Insurance Corp.	30,170	343,636
American Integrity Insurance Group, Inc.*	6,887	153,649
AMERISAFE, Inc.	22,175	972,152
Aspen Insurance Holdings Ltd., Class A*	18,254	670,104
Ategrity Specialty Holdings LLC(x)*	3,498	69,156
Baldwin Insurance Group, Inc. (The), Class A(x)*	79,967	2,255,869
Bowhead Specialty Holdings, Inc.*	18,437	498,537
Citizens, Inc., Class A*	48,267	253,402
CNO Financial Group, Inc.	112,517	4,450,047
Crawford & Co., Class A	19,393	207,505
Donegal Group, Inc., Class A	20,358	394,742
eHealth, Inc.*	32,400	139,644
Employers Holdings, Inc.	27,666	1,175,252
F&G Annuities & Life, Inc.	24,886	778,185
Fidelis Insurance Holdings Ltd.	67,063	1,217,193
Genworth Financial, Inc., Class A*	475,961	4,236,053
GoHealth, Inc., Class A*	4,864	23,445
Goosehead Insurance, Inc., Class A	27,865	2,073,713
Greenlight Capital Re Ltd., Class A*	31,622	401,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hamilton Insurance Group Ltd., Class B*	53,405	$1,324,444
HCI Group, Inc.	11,855	2,275,330
Heritage Insurance Holdings, Inc.*	26,319	662,712
Hippo Holdings, Inc.(x)*	21,123	763,808
Horace Mann Educators Corp.	45,906	2,073,574
Investors Title Co.	1,653	442,723
James River Group Holdings Ltd.	45,028	249,905
Kestrel Group Ltd.	2,555	69,777
Kingstone Cos., Inc.	13,142	193,187
Kingsway Financial Services, Inc.(x)*	24,986	365,295
Lemonade, Inc.(x)*	63,581	3,403,491
MBIA, Inc.(x)*	51,379	382,774
Mercury General Corp.	30,801	2,611,309
NI Holdings, Inc.*	9,304	126,162
Oscar Health, Inc., Class A(x)*	221,672	4,196,251
Palomar Holdings, Inc.*	30,278	3,534,957
ProAssurance Corp.*	59,244	1,421,264
Root, Inc., Class A(x)*	13,094	1,172,044
Safety Insurance Group, Inc.	17,457	1,234,035
Selective Insurance Group, Inc.	69,847	5,662,496
Selectquote, Inc.*	156,584	306,905
SiriusPoint Ltd.*	81,181	1,468,564
Skyward Specialty Insurance Group, Inc.*	40,971	1,948,581
Slide Insurance Holdings, Inc.*	27,305	431,009
Stewart Information Services Corp.	31,919	2,340,301
Tiptree, Inc., Class A	28,085	538,390
Trupanion, Inc.*	41,850	1,811,268
United Fire Group, Inc.	25,523	776,410
Universal Insurance Holdings, Inc.	30,616	805,201

		63,569,410

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)(x)*	6,552	138,640
Adamas Trust, Inc. (REIT)(x)	100,993	703,921
Advanced Flower Capital, Inc. (REIT)(x)	19,093	73,126
AG Mortgage Investment Trust, Inc. (REIT)	33,074	239,456
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	116,422
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	164,253	1,663,883
Arbor Realty Trust, Inc. (REIT)(x)	203,356	2,482,977
Ares Commercial Real Estate Corp. (REIT)(x)	65,970	297,525
ARMOUR Residential REIT, Inc. (REIT)(x)	122,376	1,828,298
Blackstone Mortgage Trust, Inc. (REIT), Class A	185,333	3,411,981
BrightSpire Capital, Inc. (REIT), Class A(x)	152,465	827,885
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	271,276
Chimera Investment Corp. (REIT)	93,770	1,239,639
Claros Mortgage Trust, Inc. (REIT)*	111,273	369,426
Dynex Capital, Inc. (REIT)(x)	143,258	1,760,641
Ellington Financial, Inc. (REIT)(x)	107,830	1,399,633
Franklin BSP Realty Trust, Inc. (REIT)(x)	95,391	1,035,946
Invesco Mortgage Capital, Inc. (REIT)(x)	78,663	594,692
KKR Real Estate Finance Trust, Inc. (REIT)(x)	69,357	624,213
Ladder Capital Corp. (REIT)	134,853	1,471,246
Lument Finance Trust, Inc. (REIT)	28,800	58,176
MFA Financial, Inc. (REIT)	122,204	1,123,055
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	134,398
Orchid Island Capital, Inc. (REIT)(x)	133,323	934,594
PennyMac Mortgage Investment Trust (REIT)(x)	102,821	1,260,586
Ready Capital Corp. (REIT)(x)	190,746	738,187
Redwood Trust, Inc. (REIT)	155,410	899,824
Rithm Property Trust, Inc. (REIT)	37,917	95,551
Seven Hills Realty Trust (REIT)	14,004	144,381
Sunrise Realty Trust, Inc. (REIT)	10,927	113,532
TPG RE Finance Trust, Inc. (REIT)	79,943	684,312
Two Harbors Investment Corp. (REIT)(x)	123,683	1,220,751

		27,958,173

Total Financials		581,619,824

Health Care (14.7%)
Biotechnology (6.8%)
4D Molecular Therapeutics, Inc.(x)*	44,997	391,024
89bio, Inc.*	145,178	2,134,117
Abeona Therapeutics, Inc.(x)*	50,057	264,301
Absci Corp.(x)*	150,759	458,307
ACADIA Pharmaceuticals, Inc.*	142,209	3,034,740
Actuate Therapeutics, Inc.(x)*	5,711	38,207
ADC Therapeutics SA(x)*	83,927	335,708
ADMA Biologics, Inc.*	264,899	3,883,419
Agios Pharmaceuticals, Inc.*	64,033	2,570,285
Akebia Therapeutics, Inc.(x)*	291,341	795,361
Akero Therapeutics, Inc.*	79,822	3,789,949
Aldeyra Therapeutics, Inc.*	59,566	310,935
Alector, Inc.*	76,532	226,535
Alkermes plc*	185,626	5,568,780
Allogene Therapeutics, Inc.*	175,020	217,025
Altimmune, Inc.(x)*	89,923	339,010
Amicus Therapeutics, Inc.*	317,008	2,498,023
AnaptysBio, Inc.(x)*	22,905	701,351
Anavex Life Sciences Corp.(x)*	97,389	866,762
Anika Therapeutics, Inc.*	15,878	149,253
Annexon, Inc.*	114,466	349,121
Apogee Therapeutics, Inc.*	37,302	1,482,008
Arbutus Biopharma Corp.(x)*	176,112	799,549
Arcellx, Inc.*	39,120	3,211,752
Arcturus Therapeutics Holdings, Inc.(x)*	29,355	541,013
Arcus Biosciences, Inc.*	79,773	1,084,913
Arcutis Biotherapeutics, Inc.*	121,361	2,287,655
Ardelyx, Inc.*	273,858	1,508,958
ArriVent Biopharma, Inc.(x)*	27,267	503,076
Arrowhead Pharmaceuticals, Inc.*	137,655	4,747,721
ARS Pharmaceuticals, Inc.(x)*	63,870	641,894
Astria Therapeutics, Inc.*	41,734	303,824
aTyr Pharma, Inc.(x)*	100,394	72,424
Aura Biosciences, Inc.(x)*	46,294	286,097
Aurinia Pharmaceuticals, Inc.*	132,562	1,464,810
Avidity Biosciences, Inc.*	116,438	5,073,204
Avita Medical, Inc.(x)*	13,789	70,462
Beam Therapeutics, Inc.(x)*	108,341	2,629,436
Benitec Biopharma, Inc.*	16,005	224,550
Bicara Therapeutics, Inc.*	39,503	623,752
BioCryst Pharmaceuticals, Inc.*	235,858	1,790,162
Biohaven Ltd.*	105,393	1,581,949
Bridgebio Pharma, Inc.*	178,582	9,275,549
Bright Minds Biosciences, Inc.*	4,978	301,966
Candel Therapeutics, Inc.(x)*	45,474	231,917
Capricor Therapeutics, Inc.(x)*	46,219	333,239
Cardiff Oncology, Inc.(x)*	74,770	154,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CareDx, Inc.*	63,542	$923,901
Cartesian Therapeutics, Inc.(x)*	11,397	116,477
Catalyst Pharmaceuticals, Inc.*	131,757	2,595,613
Celcuity, Inc.(x)*	33,349	1,647,441
Celldex Therapeutics, Inc.*	74,011	1,914,665
CG oncology, Inc.(x)*	63,211	2,546,139
Cidara Therapeutics, Inc.*	17,572	1,682,695
Cogent Biosciences, Inc.*	147,588	2,119,364
Coherus Oncology, Inc.(x)*	134,653	220,831
Compass Therapeutics, Inc.(x)*	107,502	376,257
Corvus Pharmaceuticals, Inc.(x)*	70,731	521,288
CRISPR Therapeutics AG(x)*	94,397	6,117,870
Cullinan Therapeutics, Inc.*	58,977	349,734
Cytokinetics, Inc.*	133,327	7,327,652
Day One Biopharmaceuticals, Inc.*	83,009	585,213
Denali Therapeutics, Inc.*	149,337	2,168,373
Design Therapeutics, Inc.(x)*	28,321	213,257
DiaMedica Therapeutics, Inc.(x)*	36,487	250,666
Dianthus Therapeutics, Inc.*	18,726	736,868
Disc Medicine, Inc.*	26,450	1,747,816
Dynavax Technologies Corp.*	116,768	1,159,506
Dyne Therapeutics, Inc.*	123,975	1,568,284
Editas Medicine, Inc.*	101,390	351,823
Eledon Pharmaceuticals, Inc.(x)*	63,733	165,069
Emergent BioSolutions, Inc.*	62,218	548,763
Enanta Pharmaceuticals, Inc.*	24,754	296,305
Entrada Therapeutics, Inc.*	33,821	196,162
Erasca, Inc.(x)*	210,096	458,009
Fate Therapeutics, Inc.*	122,221	153,998
Fennec Pharmaceuticals, Inc.*	27,008	252,795
Foghorn Therapeutics, Inc.*	36,498	178,475
Geron Corp.*	621,298	851,178
Gossamer Bio, Inc.*	211,999	557,557
GRAIL, Inc.(x)*	35,443	2,095,745
Greenwich Lifesciences, Inc.(x)*	6,644	66,108
Gyre Therapeutics, Inc.*	15,190	113,317
Heron Therapeutics, Inc.(x)*	175,959	221,708
Humacyte, Inc.(x)*	144,365	251,195
Ideaya Biosciences, Inc.*	91,340	2,485,361
ImmunityBio, Inc.(x)*	267,053	656,950
Immunome, Inc.(x)*	84,804	993,055
Immunovant, Inc.(x)*	79,337	1,278,912
Inhibikase Therapeutics, Inc.*	60,972	98,775
Inhibrx Biosciences, Inc.*	11,515	387,825
Inmune Bio, Inc.(x)*	19,376	40,108
Intellia Therapeutics, Inc.(x)*	112,621	1,944,965
Iovance Biotherapeutics, Inc.(x)*	301,266	653,747
Ironwood Pharmaceuticals, Inc., Class A*	162,335	212,659
Jade Biosciences, Inc.(x)	36,593	315,798
Janux Therapeutics, Inc.*	45,753	1,118,203
KalVista Pharmaceuticals, Inc.*	44,285	539,391
Keros Therapeutics, Inc.*	40,105	634,461
Kodiak Sciences, Inc.*	39,649	649,054
Korro Bio, Inc.(x)*	7,329	350,986
Krystal Biotech, Inc.*	28,298	4,995,446
Kura Oncology, Inc.*	91,785	812,297
Kymera Therapeutics, Inc.(x)*	57,432	3,250,651
Larimar Therapeutics, Inc.*	51,019	164,791
Lexeo Therapeutics, Inc.*	27,336	181,511
Madrigal Pharmaceuticals, Inc.*	21,240	9,741,938
MannKind Corp.*	351,095	1,885,380
MeiraGTx Holdings plc(x)*	49,619	408,364
Metsera, Inc.(x)*	60,834	3,183,443
MiMedx Group, Inc.*	131,843	920,264
Mineralys Therapeutics, Inc.*	45,461	1,723,881
Mirum Pharmaceuticals, Inc.*	46,130	3,381,790
Monopar Therapeutics, Inc.*	4,488	366,535
Monte Rosa Therapeutics, Inc.(x)*	53,764	398,391
Myriad Genetics, Inc.*	106,866	772,641
Neurogene, Inc.(x)*	11,896	206,158
Nkarta, Inc.*	64,171	132,834
Novavax, Inc.(x)*	174,852	1,515,967
Nurix Therapeutics, Inc.*	87,238	806,079
Nuvalent, Inc., Class A*	49,140	4,249,627
Nuvectis Pharma, Inc.(x)*	13,916	83,774
Olema Pharmaceuticals, Inc.(x)*	68,483	670,449
Organogenesis Holdings, Inc., Class A(x)*	83,010	350,302
ORIC Pharmaceuticals, Inc.(x)*	65,406	784,872
Oruka Therapeutics, Inc.(x)*	30,493	586,380
Palvella Therapeutics, Inc.(x)*	7,602	476,569
Perspective Therapeutics, Inc.(x)*	72,033	247,073
Praxis Precision Medicines, Inc.*	21,050	1,115,650
Precigen, Inc.(x)*	180,370	593,417
Prime Medicine, Inc.(x)*	85,087	471,382
Protagonist Therapeutics, Inc.*	66,521	4,418,990
Protalix BioTherapeutics, Inc.(x)*	75,469	167,541
Protara Therapeutics, Inc.*	35,142	152,868
Prothena Corp. plc*	45,005	439,249
PTC Therapeutics, Inc.*	88,688	5,442,783
Puma Biotechnology, Inc.*	48,715	258,677
Recursion Pharmaceuticals, Inc., Class A(x)*	416,512	2,032,579
REGENXBIO, Inc.*	55,787	538,345
Relay Therapeutics, Inc.*	149,820	782,060
Replimune Group, Inc.(x)*	76,134	319,002
Rezolute, Inc.*	87,517	822,660
Rhythm Pharmaceuticals, Inc.*	59,628	6,021,832
Rigel Pharmaceuticals, Inc.*	20,758	588,074
Rocket Pharmaceuticals, Inc.*	92,367	301,116
Sana Biotechnology, Inc.(x)*	151,711	538,574
Savara, Inc.(x)*	127,905	456,621
Scholar Rock Holding Corp.(x)*	92,630	3,449,541
SELLAS Life Sciences Group, Inc.(x)*	108,441	174,590
Sionna Therapeutics, Inc.(x)*	13,557	398,711
Soleno Therapeutics, Inc.(x)*	48,044	3,247,774
Solid Biosciences, Inc.*	63,930	394,448
Spyre Therapeutics, Inc.(x)*	57,873	969,952
Stoke Therapeutics, Inc.(x)*	51,000	1,198,500
Syndax Pharmaceuticals, Inc.*	99,064	1,524,100
Tango Therapeutics, Inc.(x)*	78,960	663,264
Taysha Gene Therapies, Inc.*	238,830	780,974
Tectonic Therapeutic, Inc.(x)*	12,574	197,286
Tevogen Bio Holdings, Inc.(x)*	24,665	19,369
TG Therapeutics, Inc.*	165,782	5,988,875
Tonix Pharmaceuticals Holding Corp.(x)*	8,708	210,385
Tourmaline Bio, Inc.*	19,995	956,361
Travere Therapeutics, Inc.*	100,075	2,391,793
TriSalus Life Sciences, Inc.*	13,760	63,984
TuHURA Biosciences, Inc.(x)*	24,933	61,834
Twist Bioscience Corp.*	66,522	1,871,929
Tyra Biosciences, Inc.(x)*	27,685	387,313
Upstream Bio, Inc.(x)*	36,047	678,044
UroGen Pharma Ltd.(x)*	43,075	859,346
Vanda Pharmaceuticals, Inc.*	69,184	345,228
Vaxcyte, Inc.*	130,653	4,706,121
Vera Therapeutics, Inc., Class A*	59,892	1,740,462
Veracyte, Inc.*	89,403	3,069,205
Verastem, Inc.*	53,400	471,522
Vericel Corp.*	56,645	1,782,618
Vir Biotechnology, Inc.(x)*	103,794	592,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Viridian Therapeutics, Inc.*	81,304	$1,754,540
Voyager Therapeutics, Inc.(x)*	56,024	261,632
Xencor, Inc.*	81,762	959,068
Xenon Pharmaceuticals, Inc.*	85,979	3,452,057
XOMA Royalty Corp.*	10,449	402,704
Zenas Biopharma, Inc.(x)*	19,554	434,099
Zymeworks, Inc.*	58,511	999,368

		241,374,974

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.*	108,458	181,125
Alphatec Holdings, Inc.*	131,012	1,904,914
AngioDynamics, Inc.*	45,894	512,636
Anteris Technologies Global Corp.(x)*	35,384	159,228
Artivion, Inc.*	43,142	1,826,632
AtriCure, Inc.*	54,603	1,924,756
Avanos Medical, Inc.*	52,146	602,808
Axogen, Inc.*	50,700	904,488
Beta Bionics, Inc.(x)*	43,266	859,695
Bioventus, Inc., Class A(x)*	53,285	356,477
Butterfly Network, Inc., Class A(x)*	221,850	428,171
Carlsmed, Inc.(x)*	5,976	80,019
Ceribell, Inc.(x)*	28,560	328,154
Cerus Corp.*	217,515	345,849
ClearPoint Neuro, Inc.(x)*	29,958	652,785
CONMED Corp.	35,243	1,657,478
CVRx, Inc.(x)*	16,021	129,289
Delcath Systems, Inc.*	35,007	376,325
Electromed, Inc.*	7,543	185,181
Embecta Corp.	68,902	972,207
Enovis Corp.*	66,149	2,006,961
Glaukos Corp.*	63,605	5,186,988
Haemonetics Corp.*	54,981	2,679,774
ICU Medical, Inc.(x)*	27,553	3,305,258
Inogen, Inc.*	28,312	231,309
Integer Holdings Corp.*	39,240	4,054,669
Integra LifeSciences Holdings Corp.*	78,748	1,128,459
iRadimed Corp.	9,072	645,564
iRhythm Technologies, Inc.*	36,412	6,262,500
Kestra Medical Technologies Ltd.(x)*	14,441	343,118
KORU Medical Systems, Inc.*	42,991	164,656
Lantheus Holdings, Inc.*	77,379	3,968,769
LeMaitre Vascular, Inc.	23,522	2,058,410
LENSAR, Inc.(x)*	11,007	135,936
LivaNova plc*	62,258	3,261,074
Lucid Diagnostics, Inc.(x)*	74,272	75,015
Merit Medical Systems, Inc.*	66,866	5,565,257
Myomo, Inc.(x)*	36,214	32,303
Neogen Corp.(x)*	253,998	1,450,329
Neuronetics, Inc.(x)*	41,673	113,767
NeuroPace, Inc.*	27,909	287,742
Novocure Ltd.*	118,599	1,532,299
Omnicell, Inc.*	52,302	1,592,596
OraSure Technologies, Inc.*	81,864	262,783
Orthofix Medical, Inc.*	44,818	656,136
OrthoPediatrics Corp.*	19,749	365,949
Outset Medical, Inc.(x)*	20,259	286,057
PROCEPT BioRobotics Corp.*	59,480	2,122,841
Pro-Dex, Inc.(x)*	2,354	79,683
Pulmonx Corp.*	42,962	69,598
Pulse Biosciences, Inc.(x)*	21,334	377,612
QuidelOrtho Corp.*	76,635	2,256,901
RxSight, Inc.*	42,584	382,830
Sanara Medtech, Inc.*	3,962	125,714
SANUWAVE Health, Inc.*	7,947	297,854
Semler Scientific, Inc.(x)*	13,462	403,860
Shoulder Innovations, Inc.(x)*	4,280	53,714
SI-BONE, Inc.*	44,688	657,807
Sight Sciences, Inc.*	48,221	165,880
STAAR Surgical Co.*	57,432	1,543,198
Stereotaxis, Inc.*	63,157	196,418
Surmodics, Inc.*	15,885	474,803
Tactile Systems Technology, Inc.*	27,251	377,154
Tandem Diabetes Care, Inc.*	77,910	945,827
TransMedics Group, Inc.(x)*	37,935	4,256,307
Treace Medical Concepts, Inc.*	59,163	396,984
UFP Technologies, Inc.*	8,757	1,747,897
Utah Medical Products, Inc.	3,437	216,428
Varex Imaging Corp.*	47,968	594,803
Zimvie, Inc.*	30,528	578,200

		80,364,208

Health Care Providers & Services (2.9%)
AdaptHealth Corp., Class A*	115,582	1,034,459
Addus HomeCare Corp.*	20,484	2,416,907
agilon health, Inc.*	366,763	377,766
AirSculpt Technologies, Inc.(x)*	14,813	118,800
Alignment Healthcare, Inc.*	166,316	2,902,214
AMN Healthcare Services, Inc.*	44,121	854,183
Ardent Health, Inc.*	28,763	381,110
Astrana Health, Inc.*	47,713	1,352,664
Aveanna Healthcare Holdings, Inc.*	55,578	492,977
BrightSpring Health Services, Inc.*	106,817	3,157,510
Brookdale Senior Living, Inc.*	266,365	2,256,112
Castle Biosciences, Inc.*	33,023	751,934
Clover Health Investments Corp., Class A(x)*	468,563	1,433,803
Community Health Systems, Inc.*	154,151	494,825
Concentra Group Holdings Parent, Inc.	132,230	2,767,574
CorVel Corp.*	32,887	2,546,111
Cross Country Healthcare, Inc.*	37,195	528,169
DocGo, Inc.*	104,443	142,042
Enhabit, Inc.*	57,437	460,070
Ensign Group, Inc. (The)	64,148	11,082,850
Fulgent Genetics, Inc.*	23,654	534,580
GeneDx Holdings Corp., Class A*	21,365	2,301,865
Guardant Health, Inc.*	136,352	8,519,273
HealthEquity, Inc.*	97,601	9,249,647
Hims & Hers Health, Inc.(x)*	217,713	12,348,681
Innovage Holding Corp.*	17,679	91,224
Joint Corp. (The)*	16,337	155,855
LifeStance Health Group, Inc.*	156,275	859,512
Nano-X Imaging Ltd.(x)*	74,549	275,831
National HealthCare Corp.	14,775	1,795,310
National Research Corp.	15,035	192,147
NeoGenomics, Inc.*	144,424	1,114,953
Nutex Health, Inc.(x)*	3,987	411,937
Omada Health, Inc.(x)*	10,015	221,432
Oncology Institute, Inc. (The)(x)*	67,231	234,636
OPKO Health, Inc.(x)*	464,221	719,543
Option Care Health, Inc.*	187,683	5,210,080
Owens & Minor, Inc.*	90,129	432,619
PACS Group, Inc.*	51,157	702,386
Pediatrix Medical Group, Inc.*	96,501	1,616,392
Pennant Group, Inc. (The)*	39,796	1,003,655
Performant Healthcare, Inc.(x)*	80,008	618,462
Premier, Inc., Class A	94,115	2,616,397
Privia Health Group, Inc.*	130,084	3,239,092
Progyny, Inc.*	85,035	1,829,953
RadNet, Inc.*	77,546	5,909,781
SBC Medical Group Holdings, Inc.(x)*	6,684	29,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Select Medical Holdings Corp.	130,172	$1,671,408
Sonida Senior Living, Inc.(x)*	6,470	179,348
Surgery Partners, Inc.(x)*	86,904	1,880,603
Talkspace, Inc.*	147,478	407,039
US Physical Therapy, Inc.	17,415	1,479,404
Viemed Healthcare, Inc.*	39,687	269,475

		103,673,609

Health Care Technology (0.4%)
Claritev Corp.(x)*	8,809	467,582
Definitive Healthcare Corp., Class A*	43,349	175,997
Evolent Health, Inc., Class A*	137,443	1,162,768
Health Catalyst, Inc.*	79,397	226,281
HealthStream, Inc.	28,359	800,858
LifeMD, Inc.(x)*	43,866	297,850
OptimizeRx Corp.*	17,604	360,882
Phreesia, Inc.*	65,237	1,534,374
Schrodinger, Inc.(x)*	62,693	1,257,622
Simulations Plus, Inc.(x)*	19,013	286,526
Teladoc Health, Inc.*	205,025	1,584,843
TruBridge, Inc.*	11,435	230,644
Waystar Holding Corp.*	125,070	4,742,654

		13,128,881

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A(x)*	122,383	1,430,657
Adaptive Biotechnologies Corp.*	169,096	2,529,676
Alpha Teknova, Inc.(x)*	12,121	75,029
Azenta, Inc.*	47,177	1,354,923
BioLife Solutions, Inc.*	44,233	1,128,384
Codexis, Inc.(x)*	92,542	225,802
CryoPort, Inc.*	56,047	531,326
Cytek Biosciences, Inc.*	141,488	490,963
Fortrea Holdings, Inc.*	105,331	886,887
Ginkgo Bioworks Holdings, Inc., Class A*	44,615	650,487
Lifecore Biomedical, Inc.(x)*	32,407	238,516
Maravai LifeSciences Holdings, Inc., Class A(x)*	118,733	340,764
MaxCyte, Inc.*	125,926	198,963
Mesa Laboratories, Inc.	6,013	402,931
Niagen Bioscience, Inc.*	60,954	568,701
OmniAb, Inc.*	107,275	171,640
Pacific Biosciences of California, Inc.(x)*	316,453	405,060
Personalis, Inc.*	57,560	375,291
Quanterix Corp.(x)*	41,157	223,482
Quantum-Si, Inc.(x)*	163,026	229,867
Standard BioTools, Inc.*	342,276	444,959

		12,904,308

Pharmaceuticals (1.9%)
Aardvark Therapeutics, Inc.*	5,552	73,786
Aclaris Therapeutics, Inc.*	97,881	185,974
Alumis, Inc.(x)*	54,886	218,995
Amneal Pharmaceuticals, Inc.*	170,514	1,706,845
Amphastar Pharmaceuticals, Inc.*	41,722	1,111,891
Amylyx Pharmaceuticals, Inc.*	79,780	1,084,210
ANI Pharmaceuticals, Inc.*	20,558	1,883,113
Aquestive Therapeutics, Inc.(x)*	99,072	553,812
Arvinas, Inc.*	74,778	637,109
Atea Pharmaceuticals, Inc.*	90,075	261,217
Avadel Pharmaceuticals plc (ADR)*	100,314	1,531,795
Axsome Therapeutics, Inc.*	46,237	5,615,484
BioAge Labs, Inc.(x)*	26,245	154,321
Biote Corp., Class A(x)*	31,330	93,990
Collegium Pharmaceutical, Inc.*	37,341	1,306,562
CorMedix, Inc.(x)*	80,349	934,459
Crinetics Pharmaceuticals, Inc.*	103,083	4,293,407
Edgewise Therapeutics, Inc.*	76,901	1,247,334
Enliven Therapeutics, Inc.(x)*	47,145	965,058
Esperion Therapeutics, Inc.(x)*	218,978	580,292
Eton Pharmaceuticals, Inc.(x)*	29,798	647,511
Evolus, Inc.*	62,675	384,824
EyePoint Pharmaceuticals, Inc.(x)*	66,676	949,466
Fulcrum Therapeutics, Inc.*	49,208	452,714
Harmony Biosciences Holdings, Inc.*	50,890	1,402,528
Harrow, Inc.(x)*	36,363	1,751,969
Indivior plc*	137,941	3,325,757
Innoviva, Inc.*	72,603	1,325,005
Journey Medical Corp.(x)*	12,566	89,470
LENZ Therapeutics, Inc.(x)*	18,480	860,798
Ligand Pharmaceuticals, Inc.*	21,769	3,856,161
Liquidia Corp.(x)*	73,349	1,667,956
Maze Therapeutics, Inc.*	21,756	564,133
MBX Biosciences, Inc.*	19,334	338,345
MediWound Ltd.(x)*	9,255	166,775
Mind Medicine MindMed, Inc.(x)*	83,082	979,537
Nuvation Bio, Inc.(x)*	289,254	1,070,240
Ocular Therapeutix, Inc.*	159,266	1,861,820
Omeros Corp.(x)*	66,017	270,670
Pacira BioSciences, Inc.*	53,348	1,374,778
Phathom Pharmaceuticals, Inc.(x)*	48,932	575,930
Phibro Animal Health Corp., Class A	23,775	961,936
Prestige Consumer Healthcare, Inc.*	56,389	3,518,674
Rapport Therapeutics, Inc.(x)*	18,756	557,053
scPharmaceuticals, Inc.*	43,784	248,255
Septerna, Inc.(x)*	24,642	463,516
SIGA Technologies, Inc.	48,917	447,591
Supernus Pharmaceuticals, Inc.*	61,300	2,929,527
Tarsus Pharmaceuticals, Inc.*	45,192	2,685,761
Terns Pharmaceuticals, Inc.*	80,669	605,824
Theravance Biopharma, Inc.*	43,122	629,581
Third Harmonic Bio, Inc.(r)*	30,213	—
Trevi Therapeutics, Inc.*	99,452	909,986
Tvardi Therapeutics, Inc.(x)*	5,650	220,180
WaVe Life Sciences Ltd.*	130,169	952,837
Xeris Biopharma Holdings, Inc.*	174,829	1,423,108
Zevra Therapeutics, Inc.(x)*	64,223	610,761

		65,520,631

Total Health Care		516,966,611

Industrials (16.3%)
Aerospace & Defense (1.8%)
AAR Corp.*	40,727	3,651,990
AeroVironment, Inc.*	36,465	11,482,464
AerSale Corp.*	36,648	300,147
AIRO Group Holdings, Inc.*	4,819	92,525
Archer Aviation, Inc., Class A(x)*	628,227	6,018,415
Astronics Corp.*	35,353	1,612,450
Byrna Technologies, Inc.(x)*	20,595	456,385
Cadre Holdings, Inc.	33,105	1,208,664
Ducommun, Inc.*	16,025	1,540,483
Eve Holding, Inc.(x)*	58,828	224,135
Intuitive Machines, Inc.(x)*	127,596	1,342,310
Kratos Defense & Security Solutions, Inc.*	190,572	17,412,564
Mercury Systems, Inc.*	59,505	4,605,687
Moog, Inc., Class A	32,153	6,677,214
National Presto Industries, Inc.	5,965	668,975
Park Aerospace Corp.	21,407	435,418
Redwire Corp.(x)*	55,181	496,077
Satellogic, Inc., Class A(x)*	79,266	259,992
V2X, Inc.*	21,912	1,272,868
Voyager Technologies, Inc., Class A(x)*	14,844	442,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	23,227	$3,861,256

		64,062,073

Air Freight & Logistics (0.1%)
Forward Air Corp.(x)*	23,990	615,104
Hub Group, Inc., Class A	67,932	2,339,578
Radiant Logistics, Inc.*	41,187	243,003

		3,197,685

Building Products (1.2%)
American Woodmark Corp.*	16,141	1,077,573
Apogee Enterprises, Inc.	24,780	1,079,664
AZZ, Inc.	33,805	3,689,140
CSW Industrials, Inc.	18,568	4,507,382
Gibraltar Industries, Inc.*	33,841	2,125,215
Griffon Corp.	43,768	3,332,933
Insteel Industries, Inc.	20,612	790,264
Janus International Group, Inc.*	153,315	1,513,219
JELD-WEN Holding, Inc.*	98,180	482,064
Masterbrand, Inc.*	147,493	1,942,483
Quanex Building Products Corp.	50,602	719,560
Resideo Technologies, Inc.*	157,826	6,814,927
Tecnoglass, Inc.	27,541	1,842,768
UFP Industries, Inc.	68,961	6,447,164
Zurn Elkay Water Solutions Corp.	171,657	8,073,029

		44,437,385

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	70,463	3,249,754
ACCO Brands Corp.	109,015	434,970
Acme United Corp.(x)	3,316	136,553
ACV Auctions, Inc., Class A*	189,141	1,874,387
BrightView Holdings, Inc.*	79,357	1,063,384
Brink’s Co. (The)	48,179	5,630,198
Casella Waste Systems, Inc., Class A*	71,862	6,818,266
CECO Environmental Corp.*	33,674	1,724,109
Cimpress plc*	17,706	1,116,186
CompX International, Inc.(x)	1,414	33,088
CoreCivic, Inc.*	122,386	2,490,555
Deluxe Corp.	51,519	997,408
Driven Brands Holdings, Inc.*	69,667	1,122,335
Ennis, Inc.	28,774	525,989
Enviri Corp.*	88,797	1,126,834
GEO Group, Inc. (The)*	154,530	3,166,320
Healthcare Services Group, Inc.*	85,489	1,438,780
HNI Corp.	51,642	2,419,428
Interface, Inc., Class A	66,017	1,910,532
Liquidity Services, Inc.*	26,984	740,171
MillerKnoll, Inc.	76,070	1,349,482
Mobile Infrastructure Corp., Class A(x)*	11,874	41,796
Montrose Environmental Group, Inc.*	36,296	996,688
NL Industries, Inc.	8,051	49,514
OPENLANE, Inc.*	121,586	3,499,245
Perma-Fix Environmental Services, Inc.(x)*	20,585	207,908
Pitney Bowes, Inc.(x)	191,239	2,182,037
Quad/Graphics, Inc.	34,881	218,355
Steelcase, Inc., Class A	95,727	1,646,504
UniFirst Corp.	17,156	2,868,312
Vestis Corp.	133,499	604,750
Virco Mfg. Corp.(x)	12,536	97,154

		51,780,992

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	37,592	1,262,339
Arcosa, Inc.	55,456	5,196,782
Argan, Inc.	15,168	4,096,119
Bowman Consulting Group Ltd., Class A*	15,930	674,795
Centuri Holdings, Inc.*	80,111	1,695,950
Concrete Pumping Holdings, Inc.	29,164	205,606
Construction Partners, Inc., Class A*	53,694	6,819,138
Dycom Industries, Inc.*	32,053	9,351,783
Fluor Corp.*	187,506	7,888,378
Granite Construction, Inc.(x)	50,143	5,498,180
Great Lakes Dredge & Dock Corp.*	76,768	920,448
IES Holdings, Inc.(x)*	10,343	4,112,894
Limbach Holdings, Inc.*	12,388	1,203,123
Matrix Service Co.*	31,963	418,076
MYR Group, Inc.*	17,613	3,664,032
NWPX Infrastructure, Inc.*	11,684	618,434
Orion Group Holdings, Inc.*	44,813	372,844
Primoris Services Corp.	61,943	8,506,632
Southland Holdings, Inc.*	7,787	33,406
Sterling Infrastructure, Inc.(x)*	34,120	11,589,882
Tutor Perini Corp.*	50,875	3,336,891

		77,465,732

Electrical Equipment (2.2%)
Allient, Inc.	15,893	711,212
American Superconductor Corp.*	49,813	2,958,394
Amprius Technologies, Inc.(x)*	107,019	1,125,840
Array Technologies, Inc.(x)*	177,306	1,445,044
Atkore, Inc.	38,283	2,401,875
Bloom Energy Corp., Class A*	245,254	20,741,131
Complete Solaria, Inc.(x)*	63,707	112,124
EnerSys	43,982	4,968,207
Enovix Corp.(x)*	191,469	1,908,946
Eos Energy Enterprises, Inc.(x)*	290,000	3,303,100
Fluence Energy, Inc., Class A(x)*	87,998	950,378
Hyliion Holdings Corp.(x)*	161,829	318,803
KULR Technology Group, Inc.(x)*	37,985	158,018
LSI Industries, Inc.	31,824	751,365
NANO Nuclear Energy, Inc.(x)*	35,412	1,365,487
Net Power, Inc.(x)*	38,666	116,385
NEXTracker, Inc., Class A*	166,776	12,339,756
NuScale Power Corp., Class A(x)*	144,778	5,212,008
Plug Power, Inc.(x)*	1,235,382	2,878,440
Powell Industries, Inc.(x)	10,912	3,326,087
Power Solutions International, Inc.*	7,567	743,231
Preformed Line Products Co.	2,797	548,631
Shoals Technologies Group, Inc., Class A*	194,796	1,443,438
SKYX Platforms Corp.(x)*	61,479	68,856
Sunrun, Inc.*	239,118	4,134,350
T1 Energy, Inc.(x)*	132,279	288,368
Thermon Group Holdings, Inc.*	36,772	982,548
Vicor Corp.*	27,147	1,349,749

		76,651,771

Ground Transportation (0.3%)
ArcBest Corp.	25,894	1,809,214
Covenant Logistics Group, Inc., Class A	18,784	406,861
FTAI Infrastructure, Inc.(x)	125,574	547,503
Heartland Express, Inc.	47,355	396,835
Hertz Global Holdings, Inc.(x)*	138,349	940,773
Marten Transport Ltd.	65,903	702,526
PAMT Corp.*	6,775	77,235
Proficient Auto Logistics, Inc.(x)*	27,798	191,528
RXO, Inc.*	184,746	2,841,394
Universal Logistics Holdings, Inc.(x)	7,967	186,746
Werner Enterprises, Inc.	65,356	1,720,170

		9,820,785

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	26,617	892,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.5%)
3D Systems Corp.(x)*	148,766	$431,421
Aebi Schmidt Holding AG	40,875	509,711
AirJoule Technologies Corp.*	21,138	99,137
Alamo Group, Inc.	11,750	2,243,075
Albany International Corp., Class A	34,037	1,814,172
Astec Industries, Inc.	25,764	1,240,021
Atmus Filtration Technologies, Inc.	95,553	4,308,485
Blue Bird Corp.*	36,154	2,080,663
Chart Industries, Inc.*	51,662	10,340,149
Columbus McKinnon Corp.	32,955	472,575
Douglas Dynamics, Inc.	26,293	821,919
Eastern Co. (The)	6,815	159,880
Energy Recovery, Inc.*	62,237	959,695
Enerpac Tool Group Corp., Class A	61,703	2,529,823
Enpro, Inc.	24,138	5,455,188
ESCO Technologies, Inc.	29,750	6,280,522
Federal Signal Corp.	68,677	8,171,876
Franklin Electric Co., Inc.	45,627	4,343,690
Gencor Industries, Inc.*	12,254	179,276
Gorman-Rupp Co. (The)	24,096	1,118,295
Graham Corp.*	11,875	651,937
Greenbrier Cos., Inc. (The)	34,213	1,579,614
Helios Technologies, Inc.	37,532	1,956,543
Hillenbrand, Inc.	81,758	2,210,736
Hillman Solutions Corp.*	228,793	2,100,320
Hyster-Yale, Inc.	14,087	519,247
JBT Marel Corp.	59,703	8,385,286
Kadant, Inc.	13,437	3,998,582
Kennametal, Inc.	85,715	1,794,015
L B Foster Co., Class A*	12,107	326,284
Lindsay Corp.	12,246	1,721,298
Luxfer Holdings plc	30,251	420,489
Manitowoc Co., Inc. (The)*	40,062	401,021
Mayville Engineering Co., Inc.*	16,781	230,907
Microvast Holdings, Inc.(x)*	230,392	887,009
Miller Industries, Inc.	12,912	521,903
Mueller Water Products, Inc., Class A	178,336	4,551,135
Omega Flex, Inc.	3,834	119,563
Palladyne AI Corp.(x)*	29,571	254,015
Park-Ohio Holdings Corp.	10,361	220,068
Proto Labs, Inc.*	27,817	1,391,685
REV Group, Inc.	55,653	3,153,856
Richtech Robotics, Inc., Class B(x)*	80,118	343,706
SPX Technologies, Inc.*	55,139	10,298,862
Standex International Corp.	13,740	2,911,506
Tennant Co.	21,115	1,711,582
Terex Corp.(x)	73,599	3,775,629
Titan International, Inc.*	57,475	434,511
Trinity Industries, Inc.	92,626	2,597,233
Wabash National Corp.	47,514	468,963
Watts Water Technologies, Inc., Class A	31,484	8,792,852
Worthington Enterprises, Inc.	35,634	1,977,331

		124,267,261

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	10,130	145,568
Costamare, Inc.	50,653	603,277
Genco Shipping & Trading Ltd.	38,627	687,561
Himalaya Shipping Ltd.	33,890	278,915
Matson, Inc.	37,147	3,662,323
Pangaea Logistics Solutions Ltd.	38,569	195,930
Safe Bulkers, Inc.	68,864	305,756

		5,879,330

Passenger Airlines (0.5%)
Allegiant Travel Co.*	17,051	1,036,189
Frontier Group Holdings, Inc.(x)*	98,610	435,363
JetBlue Airways Corp.(x)*	375,320	1,846,574
Joby Aviation, Inc.(x)*	526,938	8,504,779
SkyWest, Inc.*	46,041	4,632,646
Strata Critical Medical, Inc.*	69,831	353,345
Sun Country Airlines Holdings, Inc.*	59,682	704,845

		17,513,741

Professional Services (1.8%)
Acuren Corp.*	195,178	2,597,819
Alight, Inc., Class A	501,478	1,634,818
Asure Software, Inc.*	27,318	224,008
Barrett Business Services, Inc.	29,141	1,291,529
BlackSky Technology, Inc., Class A(x)*	35,891	723,204
CBIZ, Inc.(x)*	56,372	2,985,461
Conduent, Inc.*	184,551	516,743
CRA International, Inc.	7,479	1,559,596
CSG Systems International, Inc.	31,948	2,056,812
Exponent, Inc.	57,537	3,997,671
First Advantage Corp.(x)*	92,021	1,416,203
Forrester Research, Inc.*	13,950	147,870
Franklin Covey Co.*	12,569	243,964
Heidrick & Struggles International, Inc.	24,113	1,200,104
HireQuest, Inc.(x)	5,706	54,892
Huron Consulting Group, Inc.*	19,472	2,857,905
IBEX Holdings Ltd.*	11,748	476,029
ICF International, Inc.	20,730	1,923,744
Innodata, Inc.(x)*	35,366	2,725,658
Insperity, Inc.	41,801	2,056,609
Kelly Services, Inc., Class A	37,492	491,895
Kforce, Inc.	21,241	636,805
Korn Ferry	59,281	4,148,484
Legalzoom.com, Inc.*	135,761	1,409,199
Maximus, Inc.	64,717	5,913,192
Mistras Group, Inc.*	20,197	198,738
Planet Labs PBC*	266,018	3,452,914
RCM Technologies, Inc.*	5,031	133,573
Resolute Holdings Management, Inc.(x)*	5,165	372,655
Resources Connection, Inc.	39,412	199,031
Skillsoft Corp.(x)*	4,494	58,512
Spire Global, Inc.(x)*	32,018	351,878
TriNet Group, Inc.	34,006	2,274,661
TrueBlue, Inc.*	34,069	208,843
TTEC Holdings, Inc.*	22,848	76,769
Upwork, Inc.*	140,318	2,605,705
Verra Mobility Corp., Class A*	182,845	4,516,272
Willdan Group, Inc.*	16,169	1,563,381
WNS Holdings Ltd.*	42,987	3,278,619

		62,581,765

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	25,128	181,927
BlueLinx Holdings, Inc.*	9,108	665,613
Boise Cascade Co.	42,958	3,321,513
Custom Truck One Source, Inc.(x)*	69,075	443,461
Distribution Solutions Group, Inc.*	11,984	360,479
DNOW, Inc.*	118,751	1,810,953
DXP Enterprises, Inc.*	15,160	1,805,101
EVI Industries, Inc.	6,220	196,614
GATX Corp.	41,022	7,170,646
Global Industrial Co.	16,380	600,655
Herc Holdings, Inc.	37,273	4,348,268
Hudson Technologies, Inc.*	46,297	459,729
Karat Packaging, Inc.	7,805	196,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
McGrath RentCorp	27,893	$3,271,849
MRC Global, Inc.*	95,241	1,373,375
NPK International, Inc.*	88,343	999,159
Rush Enterprises, Inc., Class A	69,374	3,709,428
Rush Enterprises, Inc., Class B	10,384	596,249
Titan Machinery, Inc.*	24,122	403,802
Transcat, Inc.*	10,538	771,382
Willis Lease Finance Corp.	3,245	444,857
Xometry, Inc., Class A(x)*	49,703	2,707,322

		35,839,146

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	23,908	235,972

Total Industrials		574,626,106

Information Technology (14.2%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	88,562	830,711
Applied Optoelectronics, Inc.(x)*	62,652	1,624,566
Aviat Networks, Inc.*	13,391	307,056
BK Technologies Corp.*	3,039	256,735
Calix, Inc.*	67,306	4,130,569
Clearfield, Inc.(x)*	14,023	482,111
CommScope Holding Co., Inc.*	243,613	3,771,129
Digi International, Inc.*	42,283	1,541,638
Extreme Networks, Inc.*	150,474	3,107,288
Harmonic, Inc.*	131,311	1,336,746
Inseego Corp.(x)*	13,543	202,739
NETGEAR, Inc.*	32,456	1,051,250
NetScout Systems, Inc.*	81,925	2,116,123
Ribbon Communications, Inc.*	110,603	420,291
Viasat, Inc.*	134,399	3,937,891
Viavi Solutions, Inc.*	251,059	3,185,939

		28,302,782

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc.(x)*	30,619	268,222
Advanced Energy Industries, Inc.	43,059	7,326,058
Aeva Technologies, Inc.*	35,772	518,694
Arlo Technologies, Inc.*	112,194	1,901,688
Badger Meter, Inc.	33,877	6,049,755
Bel Fuse, Inc., Class A	1,692	196,864
Bel Fuse, Inc., Class B	11,908	1,679,266
Belden, Inc.	45,317	5,450,276
Benchmark Electronics, Inc.	41,551	1,601,791
Climb Global Solutions, Inc.	4,539	612,039
CTS Corp.	32,448	1,295,973
Daktronics, Inc.*	44,203	924,727
ePlus, Inc.	30,170	2,142,372
Evolv Technologies Holdings, Inc.*	135,976	1,026,619
Fabrinet*	41,301	15,059,171
Frequency Electronics, Inc.(x)*	7,289	247,170
Insight Enterprises, Inc.*	33,031	3,746,046
Itron, Inc.*	51,916	6,466,657
Kimball Electronics, Inc.*	27,166	811,177
Knowles Corp.*	96,053	2,238,995
Methode Electronics, Inc.	38,671	291,966
MicroVision, Inc.(x)*	282,073	349,771
Mirion Technologies, Inc., Class A(x)*	267,780	6,228,563
M-Tron Industries, Inc.*	2,706	150,129
Napco Security Technologies, Inc.	39,311	1,688,407
Neonode, Inc.(x)*	11,915	41,583
nLight, Inc.*	55,959	1,658,065
Novanta, Inc.*	40,795	4,085,619
OSI Systems, Inc.*	18,368	4,578,040
Ouster, Inc.*	59,171	1,600,576
PAR Technology Corp.(x)*	45,235	1,790,401
PC Connection, Inc.	12,241	758,820
Plexus Corp.*	30,773	4,452,545
Powerfleet, Inc.(x)*	145,078	760,209
Red Cat Holdings, Inc.(x)*	96,764	1,001,507
Richardson Electronics Ltd.(x)	13,267	129,884
Rogers Corp.*	20,911	1,682,499
Sanmina Corp.*	59,860	6,890,485
ScanSource, Inc.*	23,854	1,049,337
TTM Technologies, Inc.*	115,234	6,637,478
Vishay Intertechnology, Inc.	137,433	2,102,725
Vishay Precision Group, Inc.*	14,257	456,937
Vuzix Corp.(x)*	73,036	228,603

		108,177,709

IT Services (0.5%)
Applied Digital Corp.*	244,703	5,613,487
ASGN, Inc.*	48,860	2,313,521
Backblaze, Inc., Class A*	61,757	573,105
BigBear.ai Holdings, Inc.(x)*	325,305	2,120,989
Commerce.com, Inc.*	78,889	393,656
Crexendo, Inc.*	15,788	102,622
CSP, Inc.(x)	7,081	81,785
DigitalOcean Holdings, Inc.*	77,898	2,660,996
Fastly, Inc., Class A*	160,124	1,369,060
Grid Dynamics Holdings, Inc.*	77,596	598,265
Hackett Group, Inc. (The)	29,677	564,160
Information Services Group, Inc.	38,737	222,738
Rackspace Technology, Inc.*	108,296	152,697
TSS, Inc.(x)*	21,199	383,914
Tucows, Inc., Class A(x)*	8,402	155,899
Unisys Corp.*	77,716	303,092
VTEX, Class A(x)*	65,744	287,959

		17,897,945

Semiconductors & Semiconductor Equipment (3.2%)
ACM Research, Inc., Class A*	58,774	2,299,827
Aehr Test Systems(x)*	32,121	967,163
Aeluma, Inc.(x)*	10,861	174,862
Alpha & Omega Semiconductor Ltd.*	28,824	805,919
Ambarella, Inc.*	46,484	3,835,860
Ambiq Micro, Inc.*	4,940	147,805
Atomera, Inc.(x)*	33,223	146,846
Axcelis Technologies, Inc.*	36,713	3,584,657
Blaize Holdings, Inc.(x)*	78,464	270,701
CEVA, Inc.*	27,111	716,002
Cohu, Inc.*	53,443	1,086,496
Credo Technology Group Holding Ltd.*	169,281	24,649,006
Diodes, Inc.*	52,059	2,770,059
FormFactor, Inc.*	88,292	3,215,595
Ichor Holdings Ltd.*	40,250	705,180
Impinj, Inc.(x)*	29,645	5,358,334
indie Semiconductor, Inc., Class A(x)*	224,548	913,910
Kopin Corp.(x)*	169,402	411,647
Kulicke & Soffa Industries, Inc.	58,043	2,358,868
MaxLinear, Inc., Class A*	95,142	1,529,883
Navitas Semiconductor Corp., Class A(x)*	155,685	1,124,046
NVE Corp.	5,546	361,987
PDF Solutions, Inc.*	35,989	929,236
Penguin Solutions, Inc.(x)*	59,202	1,555,829
Photronics, Inc.*	66,211	1,519,542
Power Integrations, Inc.	64,129	2,578,627
Rambus, Inc.*	123,301	12,847,964
Rigetti Computing, Inc.(x)*	364,803	10,867,481
Semtech Corp.*	99,588	7,115,563
Silicon Laboratories, Inc.*	36,787	4,823,879
SiTime Corp.*	24,363	7,340,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SkyWater Technology, Inc.*	29,425	$549,070
Synaptics, Inc.*	43,553	2,976,412
Ultra Clean Holdings, Inc.*	51,457	1,402,203
Veeco Instruments, Inc.*	66,435	2,021,617

		113,962,892

Software (5.9%)
8x8, Inc.*	155,861	330,425
A10 Networks, Inc.	81,995	1,488,209
ACI Worldwide, Inc.*	120,907	6,380,262
Adeia, Inc.	126,665	2,127,972
Agilysys, Inc.*	29,531	3,108,138
Airship AI Holdings, Inc.(x)*	23,179	119,835
Alarm.com Holdings, Inc.*	53,971	2,864,781
Alkami Technology, Inc.(x)*	77,030	1,913,425
Amplitude, Inc., Class A*	101,527	1,088,369
Appian Corp., Class A*	44,655	1,365,103
Arteris, Inc.*	32,653	329,795
Asana, Inc., Class A(x)*	98,636	1,317,777
AudioEye, Inc.*	8,655	119,958
AvePoint, Inc.*	151,424	2,272,874
Bit Digital, Inc.*	359,874	1,079,622
Bitdeer Technologies Group, Class A*	104,739	1,789,990
Blackbaud, Inc.*	43,648	2,807,003
BlackLine, Inc.*	59,478	3,158,282
Blend Labs, Inc., Class A*	247,206	902,302
Box, Inc., Class A*	160,818	5,189,597
Braze, Inc., Class A*	91,108	2,591,112
C3.ai, Inc., Class A(x)*	141,110	2,446,847
Cerence, Inc.(x)*	45,294	564,363
Cipher Mining, Inc.(x)*	303,163	3,816,822
Cleanspark, Inc.(x)*	317,077	4,597,617
Clear Secure, Inc., Class A	95,643	3,192,563
Clearwater Analytics Holdings, Inc., Class A*	282,027	5,082,127
Commvault Systems, Inc.*	51,140	9,654,209
Consensus Cloud Solutions, Inc.*	22,613	664,144
Core Scientific, Inc.(x)*	325,715	5,843,327
CoreCard Corp.*	6,209	167,146
CS Disco, Inc.*	25,565	165,150
Daily Journal Corp.(x)*	1,478	687,477
Digimarc Corp.(x)*	17,623	172,177
Digital Turbine, Inc.*	119,231	763,078
Domo, Inc., Class B(x)*	35,749	566,264
D-Wave Quantum, Inc.(x)*	352,790	8,717,441
eGain Corp.*	18,759	163,391
EverCommerce, Inc.(x)*	19,944	221,977
Expensify, Inc., Class A*	66,695	123,386
Five9, Inc.*	86,263	2,087,565
Freshworks, Inc., Class A*	229,166	2,697,284
Hut 8 Corp.*	107,833	3,753,667
I3 Verticals, Inc., Class A(x)*	26,489	859,833
Intapp, Inc.*	64,747	2,648,152
InterDigital, Inc.	29,638	10,231,927
Jamf Holding Corp.*	80,618	862,613
Kaltura, Inc.*	100,996	145,434
Life360, Inc.(x)*	18,805	1,998,972
LiveRamp Holdings, Inc.*	74,810	2,030,343
MARA Holdings, Inc.(x)*	424,517	7,751,680
Mercurity Fintech Holding, Inc.(x)*	34,426	846,191
Meridianlink, Inc.*	38,073	758,795
Mitek Systems, Inc.(x)*	52,867	516,511
N-able, Inc.*	83,073	647,969
NCR Voyix Corp.*	158,793	1,992,852
NextNav, Inc.(x)*	98,827	1,413,226
ON24, Inc.*	40,927	234,102
OneSpan, Inc.	42,090	668,810
Ooma, Inc.*	28,867	346,115
Pagaya Technologies Ltd., Class A*	52,521	1,559,348
PagerDuty, Inc.*	98,935	1,634,406
Porch Group, Inc.*	91,088	1,528,457
Progress Software Corp.*	49,709	2,183,716
PROS Holdings, Inc.(x)*	51,005	1,168,525
Q2 Holdings, Inc.*	71,088	5,146,060
Qualys, Inc.*	41,767	5,527,027
Rapid7, Inc.*	74,400	1,395,000
Red Violet, Inc.	13,102	684,580
ReposiTrak, Inc.(x)	13,518	200,337
Rezolve AI plc(x)*	165,939	826,376
Rimini Street, Inc.*	62,434	292,191
Riot Platforms, Inc.(x)*	398,523	7,583,893
Sapiens International Corp. NV	35,004	1,505,172
SEMrush Holdings, Inc., Class A(x)*	53,443	378,376
Silvaco Group, Inc.(x)*	7,055	38,168
SoundHound AI, Inc., Class A(x)*	418,392	6,727,743
SoundThinking, Inc.*	11,012	132,805
Sprinklr, Inc., Class A*	129,557	1,000,180
Sprout Social, Inc., Class A*	60,323	779,373
SPS Commerce, Inc.*	43,462	4,526,133
Synchronoss Technologies, Inc.*	10,645	64,722
Telos Corp.*	66,492	454,805
Tenable Holdings, Inc.*	138,886	4,049,916
Terawulf, Inc.(x)*	324,049	3,700,640
Varonis Systems, Inc.*	126,218	7,253,748
Verint Systems, Inc.*	68,370	1,384,493
Vertex, Inc., Class A(x)*	73,049	1,810,885
Viant Technology, Inc., Class A*	17,881	154,313
Weave Communications, Inc.*	67,882	453,452
WM Technology, Inc.*	91,551	106,199
Workiva, Inc., Class A*	57,423	4,942,972
Xperi, Inc.*	51,861	336,059
Yext, Inc.*	112,931	962,172
Zeta Global Holdings Corp., Class A*	212,747	4,227,283

		207,165,903

Technology Hardware, Storage & Peripherals (0.8%)
CompoSecure, Inc., Class A(x)*	51,444	1,071,064
Corsair Gaming, Inc.*	55,180	492,206
CPI Card Group, Inc.*	7,269	110,053
Diebold Nixdorf, Inc.*	28,917	1,649,137
Eastman Kodak Co.(x)*	74,940	480,365
Immersion Corp.	36,399	267,169
IonQ, Inc.(x)*	315,893	19,427,419
Quantum Computing, Inc.(x)*	153,103	2,818,626
Turtle Beach Corp.*	17,406	276,755
Xerox Holdings Corp.	134,901	507,228

		27,100,022

Total Information Technology		502,607,253

Materials (3.9%)
Chemicals (1.5%)
AdvanSix, Inc.	30,661	594,210
American Vanguard Corp.*	30,429	174,662
Arq, Inc.(x)*	33,798	241,994
ASP Isotopes, Inc.(x)*	86,660	833,669
Aspen Aerogels, Inc.*	77,003	535,941
Avient Corp.	104,392	3,439,716
Balchem Corp.	37,511	5,628,901
Cabot Corp.	61,904	4,707,799
Chemours Co. (The)	171,151	2,711,032
Core Molding Technologies, Inc.*	10,261	210,864
Ecovyst, Inc.(x)*	133,594	1,170,283
Flotek Industries, Inc.(x)*	16,568	241,893
Hawkins, Inc.	22,364	4,086,350
HB Fuller Co.	62,248	3,690,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ingevity Corp.*	41,310	$2,279,899
Innospec, Inc.	27,988	2,159,554
Intrepid Potash, Inc.*	13,175	402,892
Koppers Holdings, Inc.	23,113	647,164
Kronos Worldwide, Inc.	24,017	137,858
LSB Industries, Inc.(x)*	61,499	484,612
Mativ Holdings, Inc.	62,998	712,507
Minerals Technologies, Inc.	35,798	2,223,772
Orion SA	65,704	498,036
Perimeter Solutions, Inc.*	159,115	3,562,585
PureCycle Technologies, Inc.(x)*	146,645	1,928,382
Quaker Chemical Corp.	15,820	2,084,285
Rayonier Advanced Materials, Inc.*	76,030	548,937
Sensient Technologies Corp.	48,331	4,535,864
Solesence, Inc.(x)*	19,397	62,458
Stepan Co.	24,867	1,186,156
Trinseo plc(x)	36,398	85,535
Tronox Holdings plc	137,436	552,493
Valhi, Inc.(x)	3,234	51,033

		52,411,397

Construction Materials (0.2%)
Knife River Corp.*	65,340	5,022,686
Smith-Midland Corp.*	3,969	146,456
Titan America SA(x)	25,854	386,259
United States Lime & Minerals, Inc.	12,613	1,659,240

		7,214,641

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	164,396	655,940
Greif, Inc., Class A	29,022	1,734,355
Greif, Inc., Class B	5,889	362,821
Myers Industries, Inc.	44,290	750,273
O-I Glass, Inc.*	174,317	2,260,891
Ranpak Holdings Corp., Class A(x)*	57,844	325,083
TriMas Corp.	37,350	1,443,204

		7,532,567

Metals & Mining (1.9%)
Alpha Metallurgical Resources, Inc.*	13,244	2,173,208
American Battery Technology Co.*	88,117	428,249
Ascent Industries Co.*	7,675	98,854
Caledonia Mining Corp. plc	18,608	673,796
Century Aluminum Co.*	61,417	1,803,203
Coeur Mining, Inc.*	732,145	13,735,040
Commercial Metals Co.	129,263	7,404,185
Compass Minerals International, Inc.(x)*	40,099	769,901
Constellium SE*	161,744	2,406,751
Contango ORE, Inc.*	10,229	255,009
Critical Metals Corp.(x)*	35,105	218,353
Dakota Gold Corp.*	99,038	450,623
Ferroglobe plc(x)	134,502	611,984
Friedman Industries, Inc.(x)	6,021	131,830
Hecla Mining Co.	686,074	8,301,495
Idaho Strategic Resources, Inc.(x)*	14,256	481,710
Ivanhoe Electric, Inc.*	100,309	1,258,878
Kaiser Aluminum Corp.	18,601	1,435,253
Lifezone Metals Ltd.*	35,054	192,096
MAC Copper Ltd.*	69,629	850,170
Materion Corp.	23,412	2,828,404
Metallus, Inc.*	43,702	722,394
NioCorp Developments Ltd.(x)*	77,696	519,009
Novagold Resources, Inc.*	345,714	3,042,283
Olympic Steel, Inc.	11,679	355,626
Perpetua Resources Corp.*	85,860	1,736,948
Ramaco Resources, Inc., Class A(x)*	33,146	1,100,116
Ryerson Holding Corp.	31,377	717,278
SSR Mining, Inc.(x)*	233,040	5,690,837
SunCoke Energy, Inc.	99,697	813,527
Tredegar Corp.*	30,697	246,497
United States Antimony Corp.(x)*	105,811	656,028
US Gold Corp.*	12,518	206,297
US Goldmining, Inc.*	2,994	38,488
Vox Royalty Corp.(x)	38,338	164,853
Warrior Met Coal, Inc.	59,586	3,792,053
Worthington Steel, Inc.	37,065	1,126,405

		67,437,631

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	18,714	388,503
Magnera Corp.*	38,359	449,567
Sylvamo Corp.	38,756	1,713,790

		2,551,860

Total Materials		137,148,096

Real Estate (5.3%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	85,913	1,562,757
Alpine Income Property Trust, Inc. (REIT)	14,322	202,943
American Assets Trust, Inc. (REIT)	61,290	1,245,413
Armada Hoffler Properties, Inc. (REIT)	95,121	666,798
Broadstone Net Lease, Inc. (REIT)	219,297	3,918,837
CTO Realty Growth, Inc. (REIT)	35,998	586,767
Essential Properties Realty Trust, Inc. (REIT)	228,835	6,810,130
Gladstone Commercial Corp. (REIT)	54,314	669,149
Global Net Lease, Inc. (REIT)(x)	233,757	1,900,444
Modiv Industrial, Inc. (REIT), Class C	9,468	138,612
NexPoint Diversified Real Estate Trust (REIT)	41,526	153,231
One Liberty Properties, Inc. (REIT)	20,839	460,959

		18,316,040

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	183,045	7,689,720
CareTrust REIT, Inc. (REIT)	243,625	8,448,915
Community Healthcare Trust, Inc. (REIT)	31,334	479,410
Diversified Healthcare Trust (REIT)	253,761	1,119,086
Global Medical REIT, Inc. (REIT)(x)	15,065	507,841
LTC Properties, Inc. (REIT)	51,778	1,908,537
National Health Investors, Inc. (REIT)	53,193	4,228,844
Sabra Health Care REIT, Inc. (REIT)	273,585	5,099,624
Sila Realty Trust, Inc. (REIT)	64,600	1,621,460
Strawberry Fields REIT, Inc. (REIT)	9,849	121,143
Universal Health Realty Income Trust (REIT)	15,174	594,366

		31,818,946

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	257,043	3,087,087
Braemar Hotels & Resorts, Inc. (REIT)(x)	68,867	188,007
Chatham Lodging Trust (REIT)	56,844	381,423
DiamondRock Hospitality Co. (REIT)	247,404	1,969,336
Pebblebrook Hotel Trust (REIT)(x)	139,025	1,583,495
RLJ Lodging Trust (REIT)(x)	174,727	1,258,034
Ryman Hospitality Properties, Inc. (REIT)	70,756	6,339,030
Service Properties Trust (REIT)(x)	191,709	519,531
Summit Hotel Properties, Inc. (REIT)	128,345	704,614
Sunstone Hotel Investors, Inc. (REIT)	217,241	2,035,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	112,718	$1,546,491

		19,612,596

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	64,477	375,901
Innovative Industrial Properties, Inc. (REIT)	31,522	1,688,949
LXP Industrial Trust (REIT)	332,692	2,980,920
Plymouth Industrial REIT, Inc. (REIT)	45,915	1,025,282
Terreno Realty Corp. (REIT)	117,168	6,649,284

		12,720,336

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	204,021	850,767
City Office REIT, Inc. (REIT)	45,185	314,488
COPT Defense Properties (REIT)	131,014	3,807,267
Douglas Emmett, Inc. (REIT)	147,731	2,300,172
Easterly Government Properties, Inc. (REIT), Class A	46,374	1,063,356
Empire State Realty Trust, Inc. (REIT), Class A	162,386	1,243,877
Franklin Street Properties Corp. (REIT)	98,012	156,819
Hudson Pacific Properties, Inc. (REIT)*	417,004	1,150,931
JBG SMITH Properties (REIT)	71,252	1,585,357
NET Lease Office Properties (REIT)(x)	18,099	536,816
Paramount Group, Inc. (REIT)*	219,302	1,434,235
Peakstone Realty Trust (REIT)	42,511	557,744
Piedmont Realty Trust, Inc. (REIT)	143,733	1,293,597
Postal Realty Trust, Inc. (REIT), Class A	25,972	407,501
SL Green Realty Corp. (REIT)	81,967	4,902,446

		21,605,373

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	32,406
Anywhere Real Estate, Inc.*	125,038	1,324,152
Compass, Inc., Class A*	531,559	4,268,419
Cushman & Wakefield plc*	188,369	2,998,835
Douglas Elliman, Inc.*	82,683	236,473
eXp World Holdings, Inc.(x)	99,389	1,059,487
Forestar Group, Inc.*	21,998	584,927
FRP Holdings, Inc.*	15,026	366,033
Kennedy-Wilson Holdings, Inc.	140,646	1,170,175
Marcus & Millichap, Inc.	28,288	830,253
Maui Land & Pineapple Co., Inc.*	8,767	163,417
Newmark Group, Inc., Class A	177,760	3,315,224
RE/MAX Holdings, Inc., Class A*	20,819	196,323
Real Brokerage, Inc. (The)*	121,424	507,552
RMR Group, Inc. (The), Class A	17,999	283,124
Seaport Entertainment Group, Inc.(x)*	7,475	171,327
St Joe Co. (The)	44,574	2,205,522
Stratus Properties, Inc.(x)*	6,484	137,201
Tejon Ranch Co.(x)*	24,548	392,277
Transcontinental Realty Investors, Inc.*	1,627	75,054

		20,318,181

Residential REITs (0.3%)
Apartment Investment and
Management Co. (REIT), Class A	148,855	1,180,420
BRT Apartments Corp. (REIT)	14,012	219,428
Centerspace (REIT)	19,792	1,165,749
Clipper Realty, Inc. (REIT)	13,165	50,027
Elme Communities (REIT)	102,458	1,727,442
Independence Realty Trust, Inc. (REIT)	272,009	4,458,228
NexPoint Residential Trust, Inc. (REIT)	26,045	839,170
UMH Properties, Inc. (REIT)	91,430	1,357,735
Veris Residential, Inc. (REIT)	93,576	1,422,355

		12,420,554

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	150,281	3,028,162
Alexander’s, Inc. (REIT)(x)	2,513	589,273
CBL & Associates Properties, Inc. (REIT)	20,854	637,715
Curbline Properties Corp. (REIT)	114,155	2,545,657
FrontView REIT, Inc. (REIT)	20,341	278,875
Getty Realty Corp. (REIT)	60,950	1,635,288
InvenTrust Properties Corp. (REIT)	89,797	2,569,990
Kite Realty Group Trust (REIT)	252,784	5,637,083
Macerich Co. (The) (REIT)	290,181	5,281,294
NETSTREIT Corp. (REIT)(x)	106,727	1,927,490
Phillips Edison & Co., Inc. (REIT)	145,569	4,997,384
Saul Centers, Inc. (REIT)	13,709	436,906
SITE Centers Corp. (REIT)	58,877	530,482
Tanger, Inc. (REIT)	128,511	4,348,812
Urban Edge Properties (REIT)	148,344	3,036,602
Whitestone REIT (REIT)	55,242	678,372

		38,159,385

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	50,965	554,499
Four Corners Property Trust, Inc. (REIT)	114,622	2,796,777
Gladstone Land Corp. (REIT)(x)	40,825	373,957
Outfront Media, Inc. (REIT)	160,798	2,945,819
PotlatchDeltic Corp. (REIT)	89,808	3,659,676
Safehold, Inc. (REIT)	65,759	1,018,607
Smartstop Self Storage REIT, Inc. (REIT)(x)	35,151	1,323,084

		12,672,419

Total Real Estate		187,643,830

Utilities (3.0%)
Electric Utilities (1.1%)
ALLETE, Inc.	66,892	4,441,629
Genie Energy Ltd., Class B	24,559	367,157
Hawaiian Electric Industries, Inc.*	197,145	2,176,481
MGE Energy, Inc.	42,221	3,554,164
Oklo, Inc., Class A(x)*	124,224	13,867,125
Otter Tail Corp.	44,391	3,638,730
Portland General Electric Co.	126,437	5,563,228
TXNM Energy, Inc.	111,648	6,313,694

		39,922,208

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A(x)	137,321	5,646,640
Chesapeake Utilities Corp.	26,092	3,514,331
New Jersey Resources Corp.	116,374	5,603,408
Northwest Natural Holding Co.	45,669	2,051,908
ONE Gas, Inc.	68,746	5,564,301
RGC Resources, Inc.	8,957	200,995
Southwest Gas Holdings, Inc.	74,234	5,815,492
Spire, Inc.	67,405	5,494,856

		33,891,931

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	36,309	710,567
Montauk Renewables, Inc.*	80,237	161,276
Ormat Technologies, Inc.	69,811	6,719,309

		7,591,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Avista Corp.	91,681	$3,466,458
Black Hills Corp.	83,291	5,129,893
Northwestern Energy Group, Inc.	70,875	4,153,984
Unitil Corp.	18,832	901,299

		13,651,634

Water Utilities (0.3%)
American States Water Co.	43,993	3,225,567
Cadiz, Inc.*	62,207	293,617
California Water Service Group	67,976	3,119,419
Consolidated Water Co. Ltd.	17,046	601,383
Global Water Resources, Inc.	13,097	134,899
H2O America	35,917	1,749,158
Middlesex Water Co.	19,730	1,067,788
Pure Cycle Corp.*	22,979	254,377
York Water Co. (The)	16,248	494,264

		10,940,472

Total Utilities		105,997,397
Total Common Stocks (91.8%) (Cost $2,275,965,138)		3,237,140,797

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Chinook Therapeutics, Inc., CVR *	68,139	13,628
Icosavax, Inc., CVR *	31,364	9,409
Sanofi Aatd, Inc., CVR(r)*	38,335	18,615

		41,652

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	14,714	—

Total Rights (0.0%)† (Cost $25,908)		41,652

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	1,855	6,214

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.9%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	6,000,000	6,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	68,250,845	68,250,845
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	158,625,770	158,689,220
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.04% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		277,940,065

Total Short-Term Investments (7.9%) (Cost $277,872,900)		277,940,065

Total Investments in Securities (99.7%) (Cost $2,553,863,946)		3,515,128,728
Other Assets Less Liabilities (0.3%)		10,591,762

Net Assets (100%)		$3,525,720,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $1,821,881 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $400,321,470. This was collateralized by $293,445,495 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $119,264,327 of which $119,250,845 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,363	12/2025	USD	290,117,325	3,282,816

					3,282,816

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$90,102,912	$—	$—		$90,102,912
Consumer Discretionary	319,470,487	—	—		319,470,487
Consumer Staples	64,405,557	—	—		64,405,557
Energy	156,552,724	—	—		156,552,724
Financials	581,619,824	—	—	(a)	581,619,824
Health Care	516,966,611	—	—	(a)	516,966,611
Industrials	574,626,106	—	—		574,626,106
Information Technology	502,607,253	—	—		502,607,253
Materials	137,148,096	—	—		137,148,096
Real Estate	187,643,830	—	—		187,643,830
Utilities	105,997,397	—	—		105,997,397
Futures	3,282,816	—	—		3,282,816
Rights
Health Care	—	23,037	18,615		41,652
Short-Term Investments
Investment Companies	277,940,065	—	—		277,940,065
Warrants
Health Care	—	6,214	—		6,214

Total Assets	$3,518,363,678	$29,251	$18,615		$3,518,411,544

Total Liabilities	$—	$—	$—		$—

Total	$3,518,363,678	$29,251	$18,615		$3,518,411,544

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,430,405,437
Aggregate gross unrealized depreciation	(466,832,151)

Net unrealized appreciation	$963,573,286

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,554,838,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
ANZ Group Holdings Ltd.	268,203	$5,893,776
APA Group	112,045	658,365
Aristocrat Leisure Ltd.	51,015	2,362,289
ASX Ltd.	17,898	693,888
BHP Group Ltd.	454,311	12,785,266
BlueScope Steel Ltd.	37,323	560,366
Brambles Ltd.	121,438	1,992,817
CAR Group Ltd.	33,175	807,391
Cochlear Ltd.	5,894	1,089,092
Coles Group Ltd.	120,090	1,850,706
Commonwealth Bank of Australia	149,543	16,515,189
Computershare Ltd.	46,404	1,114,304
Evolution Mining Ltd.	177,287	1,270,476
Fortescue Ltd.	149,062	1,842,489
Glencore plc	904,933	4,157,424
Goodman Group (REIT)	180,301	3,910,823
Insurance Australia Group Ltd.	209,775	1,138,227
Lottery Corp. Ltd. (The)	211,582	823,222
Macquarie Group Ltd.	32,141	4,664,645
Medibank Pvt Ltd.	247,691	789,984
National Australia Bank Ltd.	271,854	7,941,958
Northern Star Resources Ltd.	121,043	1,900,634
Origin Energy Ltd.	151,373	1,252,044
Pro Medicus Ltd.	5,301	1,081,380
Qantas Airways Ltd.	61,812	446,639
QBE Insurance Group Ltd.	132,572	1,806,214
REA Group Ltd.(x)	4,693	717,524
Rio Tinto Ltd.	32,785	2,647,299
Rio Tinto plc	101,834	6,693,751
Santos Ltd.	298,205	1,327,979
Scentre Group (REIT)	455,627	1,230,073
SGH Ltd.	17,495	578,012
Sigma Healthcare Ltd.	423,374	832,035
Sonic Healthcare Ltd.	39,977	567,148
South32 Ltd.	421,977	765,069
Stockland (REIT)	229,177	928,076
Suncorp Group Ltd.	97,649	1,309,087
Telstra Group Ltd.	364,341	1,162,027
Transurban Group	280,428	2,560,717
Vicinity Ltd. (REIT)	333,111	555,457
Washington H Soul Pattinson & Co. Ltd.(x)	28,926	736,711
Wesfarmers Ltd.	102,414	6,235,951
Westpac Banking Corp.	303,871	7,835,754
WiseTech Global Ltd.	18,466	1,102,760
Woodside Energy Group Ltd.	166,642	2,539,449
Woolworths Group Ltd.	106,344	1,878,821

		121,553,308

Austria (0.2%)
Erste Group Bank AG	27,318	2,668,448
Mondi plc	37,419	515,326
OMV AG	12,773	681,125
Verbund AG	6,520	473,833

		4,338,732

Belgium (0.8%)
Ageas SA/NV	12,482	863,149
Anheuser-Busch InBev SA/NV	87,744	5,233,205
D’ieteren Group	2,008	375,313
Elia Group SA/NV, Class B	4,348	501,033
Groupe Bruxelles Lambert NV	7,528	672,149
KBC Group NV	20,219	2,408,232
Lotus Bakeries NV	37	348,387
Sofina SA(x)	1,357	399,890
Syensqo SA	6,266	505,398
UCB SA	11,280	3,112,172

		14,418,928

Brazil (0.0%)†
Yara International ASA	13,919	508,527

Chile (0.1%)
Antofagasta plc	36,512	1,350,878

China (0.6%)
BOC Hong Kong Holdings Ltd.	336,500	1,580,029
Prosus NV	117,778	8,288,339
SITC International Holdings Co. Ltd.	111,000	427,343
Wharf Holdings Ltd. (The)	71,095	203,365
Wilmar International Ltd.	170,200	376,038
Yangzijiang Shipbuilding Holdings Ltd.	253,100	661,225

		11,536,339

Denmark (1.7%)
AP Moller - Maersk A/S, Class A(x)	258	504,391
AP Moller - Maersk A/S, Class B(x)	379	743,032
Carlsberg A/S, Class B	8,023	932,266
Coloplast A/S, Class B(x)	11,573	988,375
Danske Bank A/S	62,153	2,648,178
Demant A/S*	7,470	258,711
DSV A/S	18,121	3,603,936
Genmab A/S*	5,820	1,764,385
Novo Nordisk A/S, Class B	287,799	15,600,683
Novonesis Novozymes B	30,652	1,875,841
Orsted A/S(m)(x)*	14,568	260,174
Pandora A/S	7,338	956,079
ROCKWOOL A/S, Class B	8,090	300,414
Tryg A/S	31,381	796,118
Vestas Wind Systems A/S	89,282	1,682,274

		32,914,857

Finland (1.0%)
Elisa OYJ	13,391	702,131
Fortum OYJ	40,890	773,151
Kesko OYJ, Class B	24,073	511,559
Kone OYJ, Class B	30,262	2,060,688
Metso OYJ	60,190	825,733
Neste OYJ	35,712	653,443
Nokia OYJ	469,586	2,248,824
Nordea Bank Abp	281,375	4,616,618
Orion OYJ, Class B	9,717	743,247
Sampo OYJ, Class A	217,955	2,502,093
Stora Enso OYJ, Class R	55,736	610,918
UPM-Kymmene OYJ	46,845	1,279,812
Wartsila OYJ Abp	43,835	1,309,771

		18,837,988

France (8.5%)
Accor SA	16,762	793,081
Aeroports de Paris SA(x)	3,412	449,858
Air Liquide SA	51,808	10,757,542
Airbus SE	53,226	12,335,523
Alstom SA*	32,211	836,519
Amundi SA(m)	5,296	419,078
Arkema SA	5,072	319,176
AXA SA	159,263	7,598,978
BioMerieux	3,678	491,406
BNP Paribas SA	90,342	8,202,086
Bollore SE	65,112	368,158
Bouygues SA	17,167	772,336
Bureau Veritas SA	27,589	862,893
Capgemini SE	14,787	2,144,912
Carrefour SA	52,638	796,906
Cie de Saint-Gobain SA	39,870	4,290,547
Cie Generale des Etablissements Michelin SCA	60,177	2,157,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Covivio SA (REIT)	4,327	$290,583
Credit Agricole SA	95,232	1,869,415
Danone SA	57,307	4,989,580
Dassault Aviation SA	1,606	536,620
Dassault Systemes SE	60,006	2,008,531
Edenred SE	22,816	541,100
Eiffage SA	5,907	753,847
Engie SA	161,194	3,454,755
EssilorLuxottica SA	26,902	8,717,265
FDJ United	8,409	281,369
Gecina SA (REIT)	4,388	439,443
Getlink SE	25,479	468,447
Hermes International SCA	2,852	6,974,698
Ipsen SA	3,511	468,269
Kering SA	6,547	2,171,822
Klepierre SA (REIT)	20,548	799,964
Legrand SA	23,139	3,819,588
L’Oreal SA	21,554	9,325,067
LVMH Moet Hennessy Louis Vuitton SE	22,347	13,656,096
Orange SA	162,865	2,640,633
Pernod Ricard SA	17,842	1,749,946
Publicis Groupe SA	20,776	1,992,344
Renault SA	18,465	754,423
Rexel SA	20,113	657,404
Safran SA	32,261	11,366,596
Sartorius Stedim Biotech	2,826	570,839
Societe Generale SA	63,892	4,227,699
Sodexo SA	7,489	470,836
Teleperformance SE	5,148	382,828
Thales SA	8,344	2,611,686
TotalEnergies SE	183,466	11,142,552
Unibail-Rodamco-Westfield (REIT)	10,598	1,112,864
Veolia Environnement SA	57,496	1,956,242
Vinci SA	43,945	6,085,468

		162,885,494

Germany (8.9%)
adidas AG	15,009	3,161,264
Allianz SE (Registered)	34,508	14,479,746
BASF SE	79,130	3,938,140
Bayer AG (Registered)	86,427	2,864,487
Bayerische Motoren Werke AG	25,776	2,585,612
Bayerische Motoren Werke AG (Preference)(q)	4,504	417,481
Beiersdorf AG	8,709	910,007
Brenntag SE	10,331	617,372
Commerzbank AG	68,811	2,592,473
Continental AG	10,026	660,590
Covestro AG*	16,695	1,142,725
CTS Eventim AG & Co. KGaA	5,603	548,622
Daimler Truck Holding AG	42,333	1,740,531
Deutsche Bank AG (Registered)	164,295	5,777,072
Deutsche Boerse AG	17,009	4,555,024
Deutsche Lufthansa AG (Registered)	50,025	423,339
Deutsche Post AG	85,217	3,795,860
Deutsche Telekom AG (Registered)	312,566	10,645,745
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	10,947	530,544
E.ON SE	198,412	3,730,624
Evonik Industries AG	24,597	426,530
Fresenius Medical Care AG	20,216	1,059,987
Fresenius SE & Co. KGaA	37,826	2,105,016
GEA Group AG	13,099	966,563
Hannover Rueck SE	5,308	1,599,095
Heidelberg Materials AG	11,879	2,671,460
Henkel AG & Co. KGaA	9,673	717,168
Henkel AG & Co. KGaA (Preference)(q)	14,534	1,172,272
Hensoldt AG	5,677	735,158
Infineon Technologies AG	115,924	4,518,539
Knorr-Bremse AG	6,704	628,486
LEG Immobilien SE	6,468	514,097
Mercedes-Benz Group AG	63,908	4,011,918
Merck KGaA	11,712	1,504,989
MTU Aero Engines AG	4,897	2,247,410
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	11,874	7,575,360
Nemetschek SE	5,200	676,441
Porsche Automobil Holding SE (Preference)(q)	13,795	541,757
Rational AG	466	355,073
Rheinmetall AG	4,101	9,554,929
RWE AG	56,201	2,495,469
SAP SE	93,314	24,967,653
Sartorius AG (Preference)(q)	2,314	537,645
Scout24 SE(m)	6,459	808,368
Siemens AG (Registered)	67,915	18,275,401
Siemens Energy AG*	60,310	7,039,627
Siemens Healthineers AG(m)	30,567	1,651,528
Symrise AG, Class A	11,583	1,006,872
Talanx AG	5,401	717,806
Volkswagen AG (Preference)(q)	18,309	1,976,743
Vonovia SE	66,927	2,086,183
Zalando SE(m)*	20,807	635,384

		170,898,185

Hong Kong (1.8%)
AIA Group Ltd.	949,412	9,107,435
CK Asset Holdings Ltd.	184,652	895,029
CK Infrastructure Holdings Ltd.	53,000	348,023
CLP Holdings Ltd.	151,500	1,254,721
Futu Holdings Ltd. (ADR)	5,253	913,549
Hang Seng Bank Ltd.	67,800	1,032,428
Henderson Land Development Co. Ltd.	127,025	447,904
HKT Trust & HKT Ltd.	362,013	535,905
Hong Kong & China Gas Co. Ltd.	999,722	868,435
Hong Kong Exchanges & Clearing Ltd.	106,958	6,075,012
Hongkong Land Holdings Ltd.	101,800	644,394
Jardine Matheson Holdings Ltd.	13,600	834,768
Link REIT (REIT)	229,380	1,179,036
MTR Corp. Ltd.	134,000	454,246
Power Assets Holdings Ltd.	117,500	744,081
Prudential plc	229,119	3,207,760
Sino Land Co. Ltd.	319,172	403,992
Sun Hung Kai Properties Ltd.	135,000	1,616,818
Swire Pacific Ltd., Class A	33,500	283,904
Techtronic Industries Co. Ltd.	130,000	1,663,015
WH Group Ltd.(m)	796,603	862,941
Wharf Real Estate Investment Co. Ltd.	150,900	445,994

		33,819,390

Ireland (0.4%)
AerCap Holdings NV	16,747	2,026,387
AIB Group plc	192,162	1,740,564
Bank of Ireland Group plc	87,447	1,438,880
Kerry Group plc, Class A	14,356	1,293,595
Kingspan Group plc	14,281	1,187,076

		7,686,502

Israel (0.8%)
Azrieli Group Ltd.	3,713	368,475
Bank Hapoalim BM	113,223	2,301,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Leumi Le-Israel BM	130,889	$2,580,080
Check Point Software Technologies Ltd.*	7,782	1,610,174
Elbit Systems Ltd.	2,395	1,212,612
ICL Group Ltd.	74,932	468,297
Israel Discount Bank Ltd., Class A	104,767	1,035,587
Mizrahi Tefahot Bank Ltd.	14,559	957,794
Nice Ltd.*	5,312	782,639
Nova Ltd.*	2,618	829,537
Phoenix Financial Ltd.	20,191	755,898
Teva Pharmaceutical Industries Ltd. (ADR)*	104,626	2,113,445
Wix.com Ltd.*	4,659	827,578

		15,843,358

Italy (3.0%)
Banca Mediolanum SpA	19,982	399,991
Banca Monte dei Paschi di Siena SpA	176,423	1,561,753
Banco BPM SpA	97,491	1,456,495
BPER Banca SpA	132,683	1,469,907
Coca-Cola HBC AG	20,085	946,512
Davide Campari-Milano NV(x)	60,150	379,225
Enel SpA	732,569	6,937,346
Eni SpA(x)	182,779	3,190,120
Ferrari NV	11,173	5,399,229
FinecoBank Banca Fineco SpA	52,256	1,129,168
Generali	76,918	3,017,109
Infrastrutture Wireless Italiane SpA(m)	27,783	326,513
Intesa Sanpaolo SpA	1,272,767	8,388,956
Leonardo SpA	36,331	2,304,191
Moncler SpA	20,198	1,182,590
Nexi SpA(m)(x)	53,438	302,150
Poste Italiane SpA(m)	42,245	1,001,378
Prysmian SpA	25,203	2,490,851
Recordati Industria Chimica e Farmaceutica SpA	9,973	605,345
Ryanair Holdings plc	75,991	2,203,666
Snam SpA	170,599	1,025,093
Telecom Italia SpA*	1,055,769	551,961
Terna - Rete Elettrica Nazionale	127,948	1,297,577
UniCredit SpA	124,445	9,419,367
Unipol Assicurazioni SpA	33,905	726,861

		57,713,354

Japan (20.2%)
Advantest Corp.(x)	69,100	6,845,285
Aeon Co. Ltd.	202,200	2,454,265
AGC, Inc.	16,800	548,129
Aisin Corp.	45,100	780,715
Ajinomoto Co., Inc.	80,200	2,302,662
ANA Holdings, Inc.	16,700	323,080
Asahi Group Holdings Ltd.	126,000	1,512,750
Asahi Kasei Corp.	113,100	890,590
Asics Corp.	60,500	1,584,042
Astellas Pharma, Inc.(x)	159,600	1,727,287
Bandai Namco Holdings, Inc.	52,400	1,745,072
Bridgestone Corp.	51,600	2,389,403
Canon, Inc.(x)	77,500	2,272,830
Capcom Co. Ltd.	30,000	816,107
Central Japan Railway Co.	70,400	2,019,861
Chiba Bank Ltd. (The)(x)	48,400	508,759
Chubu Electric Power Co., Inc.	57,900	805,945
Chugai Pharmaceutical Co. Ltd.	61,000	2,659,688
Dai Nippon Printing Co. Ltd.	32,400	551,119
Daifuku Co. Ltd.	28,200	904,437
Dai-ichi Life Holdings, Inc.	312,100	2,460,754
Daiichi Sankyo Co. Ltd.	154,800	3,470,007
Daikin Industries Ltd.	23,800	2,748,785
Daito Trust Construction Co. Ltd.(x)	24,500	537,597
Daiwa House Industry Co. Ltd.	49,700	1,787,903
Daiwa Securities Group, Inc.(x)	123,400	1,003,405
Denso Corp.	156,100	2,254,127
Disco Corp.	8,400	2,641,809
East Japan Railway Co.	86,327	2,113,154
Eisai Co. Ltd.(x)	23,000	773,743
ENEOS Holdings, Inc.	248,290	1,578,035
FANUC Corp.	84,800	2,443,910
Fast Retailing Co. Ltd.	17,300	5,268,905
Fuji Electric Co. Ltd.(x)	11,800	793,449
FUJIFILM Holdings Corp.	101,300	2,521,454
Fujikura Ltd.	22,700	2,218,808
Fujitsu Ltd.	156,300	3,682,248
Hankyu Hanshin Holdings, Inc.	20,300	599,041
Hikari Tsushin, Inc.	1,500	418,704
Hitachi Ltd.	410,200	10,900,943
Honda Motor Co. Ltd.(x)	353,900	3,663,799
Hoya Corp.	30,600	4,236,637
Hulic Co. Ltd.	39,300	430,510
Idemitsu Kosan Co. Ltd.(x)	67,385	462,949
IHI Corp.	88,900	1,659,154
Inpex Corp.	76,100	1,375,496
Isuzu Motors Ltd.	47,000	594,154
ITOCHU Corp.	105,500	6,011,042
Japan Airlines Co. Ltd.	10,938	220,631
Japan Exchange Group, Inc.	86,900	971,040
Japan Post Bank Co. Ltd.	156,600	1,921,430
Japan Post Holdings Co. Ltd.	154,100	1,531,778
Japan Post Insurance Co. Ltd.	15,400	436,638
Japan Tobacco, Inc.	107,900	3,547,417
JFE Holdings, Inc.(x)	54,000	663,292
Kajima Corp.	38,700	1,129,453
Kansai Electric Power Co., Inc. (The)	83,000	1,189,002
Kao Corp.	40,600	1,771,042
Kawasaki Heavy Industries Ltd.(x)	13,500	891,875
Kawasaki Kisen Kaisha Ltd.(x)	33,100	471,370
KDDI Corp.	280,700	4,480,457
Keyence Corp.	17,540	6,544,661
Kikkoman Corp.(x)	60,300	511,725
Kirin Holdings Co. Ltd.	71,600	1,049,417
Kobe Bussan Co. Ltd.	13,300	365,495
Komatsu Ltd.	85,000	2,965,818
Konami Group Corp.	9,000	1,299,320
Kubota Corp.	85,600	1,078,357
Kyocera Corp.	113,300	1,524,227
Kyowa Kirin Co. Ltd.	24,400	379,237
Lasertec Corp.	7,300	1,002,309
LY Corp.	253,200	815,150
M3, Inc.(x)	36,500	588,897
Makita Corp.	20,500	666,214
Marubeni Corp.	127,300	3,183,253
MatsukiyoCocokara & Co.	29,000	589,079
Meiji Holdings Co. Ltd.(x)	21,744	450,804
Minebea Mitsumi, Inc.(x)	30,300	571,538
Mitsubishi Chemical Group Corp.	120,300	692,507
Mitsubishi Corp.	287,600	6,866,928
Mitsubishi Electric Corp.	171,400	4,407,710
Mitsubishi Estate Co. Ltd.	95,800	2,204,466
Mitsubishi HC Capital, Inc.	73,600	608,419
Mitsubishi Heavy Industries Ltd.	284,490	7,462,127
Mitsubishi UFJ Financial Group, Inc.	1,024,500	16,584,867
Mitsui & Co. Ltd.	222,800	5,544,200
Mitsui Fudosan Co. Ltd.	236,800	2,582,807
Mitsui OSK Lines Ltd.(x)	32,100	975,470
Mizuho Financial Group, Inc.	224,643	7,576,964
MonotaRO Co. Ltd.	20,000	291,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MS&AD Insurance Group Holdings, Inc.	116,540	$2,644,678
Murata Manufacturing Co. Ltd.	149,500	2,846,247
NEC Corp.	115,800	3,710,831
Nexon Co. Ltd.	28,900	634,536
Nidec Corp.	75,000	1,335,582
Nintendo Co. Ltd.	99,100	8,580,826
Nippon Building Fund, Inc. (REIT)	707	666,913
Nippon Paint Holdings Co. Ltd.(x)	82,600	564,127
Nippon Sanso Holdings Corp.	14,800	525,108
Nippon Steel Corp.(x)	419,040	1,727,051
Nippon Yusen KK(x)	38,200	1,304,718
Nissan Motor Co. Ltd.*	197,400	485,608
Nissin Foods Holdings Co. Ltd.(x)	15,800	297,656
Nitori Holdings Co. Ltd.(x)	35,000	675,339
Nitto Denko Corp.(x)	63,400	1,507,778
Nomura Holdings, Inc.	274,600	2,015,609
Nomura Research Institute Ltd.	34,898	1,338,718
NTT, Inc.	2,705,800	2,830,492
Obayashi Corp.	56,600	929,651
Obic Co. Ltd.	29,300	1,021,146
Olympus Corp.	101,700	1,286,680
Oracle Corp.	3,400	347,162
Oriental Land Co. Ltd.(x)	96,700	2,332,413
ORIX Corp.(x)	105,600	2,772,013
Osaka Gas Co. Ltd.	34,300	994,778
Otsuka Corp.	21,300	444,767
Otsuka Holdings Co. Ltd.	38,600	2,051,306
Pan Pacific International Holdings Corp.	166,000	1,094,431
Panasonic Holdings Corp.	208,900	2,274,260
Rakuten Group, Inc.*	128,400	833,426
Recruit Holdings Co. Ltd.	118,800	6,396,892
Renesas Electronics Corp.	146,600	1,691,176
Resona Holdings, Inc.	186,805	1,908,030
Ryohin Keikaku Co. Ltd.	45,200	900,118
Sanrio Co. Ltd.(x)	16,400	770,845
SBI Holdings, Inc.	24,520	1,067,118
SCREEN Holdings Co. Ltd.(x)	6,800	618,913
SCSK Corp.	13,600	407,306
Secom Co. Ltd.	36,700	1,346,299
Sekisui Chemical Co. Ltd.	34,200	637,123
Sekisui House Ltd.	53,300	1,213,518
Seven & i Holdings Co. Ltd.	186,200	2,506,841
SG Holdings Co. Ltd.(x)	25,300	261,580
Shimadzu Corp.	22,800	575,839
Shimano, Inc.	6,900	774,521
Shin-Etsu Chemical Co. Ltd.	150,800	4,948,659
Shionogi & Co. Ltd.	69,000	1,209,139
Shiseido Co. Ltd.	33,900	579,270
SMC Corp.	5,200	1,597,430
SoftBank Corp.	2,535,500	3,732,484
SoftBank Group Corp.	84,800	10,714,325
Sompo Holdings, Inc.	80,175	2,480,310
Sony Financial Group, Inc.*	549,600	609,490
Sony Group Corp.	549,600	15,828,153
Subaru Corp.	55,000	1,126,889
Sumitomo Corp.	96,800	2,806,765
Sumitomo Electric Industries Ltd.	63,900	1,822,566
Sumitomo Metal Mining Co. Ltd.(x)	23,299	751,032
Sumitomo Mitsui Financial Group, Inc.	331,191	9,352,224
Sumitomo Mitsui Trust Group, Inc.	58,236	1,692,914
Sumitomo Realty & Development Co. Ltd.	27,200	1,201,409
Suntory Beverage & Food Ltd.	13,200	412,821
Suzuki Motor Corp.	138,200	2,019,009
Sysmex Corp.	45,000	555,178
T&D Holdings, Inc.	45,400	1,111,937
Taisei Corp.	13,400	921,513
Takeda Pharmaceutical Co. Ltd.	141,263	4,121,783
TDK Corp.	169,800	2,466,885
Terumo Corp.	119,300	1,970,787
TIS, Inc.	17,600	581,252
Toho Co. Ltd.	9,600	616,695
Tokio Marine Holdings, Inc.	163,100	6,913,980
Tokyo Electron Ltd.	39,800	7,094,215
Tokyo Gas Co. Ltd.	30,600	1,089,214
Tokyo Metro Co. Ltd.(x)	28,100	321,976
Tokyu Corp.	46,300	564,798
TOPPAN Holdings, Inc.	20,100	515,803
Toray Industries, Inc.	118,300	756,189
Toyota Industries Corp.	14,200	1,597,782
Toyota Motor Corp.	846,850	16,317,403
Toyota Tsusho Corp.	61,700	1,711,420
Trend Micro, Inc.	11,200	613,450
Unicharm Corp.	100,600	652,640
West Japan Railway Co.	40,500	888,133
Yakult Honsha Co. Ltd.(x)	24,000	391,358
Yamaha Motor Co. Ltd.	79,300	595,212
Yokogawa Electric Corp.	18,600	535,166
Yokohama Financial Group, Inc.	94,800	728,861
Zensho Holdings Co. Ltd.	8,400	549,378
ZOZO, Inc.(x)	43,400	399,121

		389,518,504

Luxembourg (0.1%)
ArcelorMittal SA	40,900	1,468,410
CVC Capital Partners plc(m)	20,576	358,011
Eurofins Scientific SE	10,490	760,869

		2,587,290

Macau (0.1%)
Galaxy Entertainment Group Ltd.	191,000	1,052,446
Sands China Ltd.	225,600	629,086

		1,681,532

Mexico (0.0%)†
Fresnillo plc	19,755	627,017

Netherlands (4.0%)
ABN AMRO Bank NV (CVA)(m)	52,110	1,667,148
Adyen NV(m)*	2,237	3,584,967
Aegon Ltd.	121,036	970,843
Akzo Nobel NV	15,944	1,134,375
Argenx SE*	5,337	3,867,316
ASM International NV	4,254	2,551,144
ASML Holding NV	35,193	34,215,719
ASR Nederland NV	13,042	884,725
BE Semiconductor Industries NV	7,083	1,054,859
Euronext NV(m)	7,261	1,086,057
EXOR NV	7,970	778,517
Heineken Holding NV	11,272	772,197
Heineken NV	26,080	2,033,729
IMCD NV	5,703	589,213
ING Groep NV	270,009	6,997,865
JDE Peet’s NV	16,537	605,756
Koninklijke Ahold Delhaize NV	80,386	3,251,294
Koninklijke KPN NV	340,891	1,635,712
Koninklijke Philips NV	72,551	1,962,513
NN Group NV	23,850	1,677,265
Randstad NV	9,266	393,484
Universal Music Group NV	96,783	2,790,706
Wolters Kluwer NV	20,906	2,850,866

		77,356,270

New Zealand (0.3%)
Auckland International Airport Ltd.	156,826	716,448
Contact Energy Ltd.	64,571	340,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	49,145	$1,055,622
Infratil Ltd.	86,890	622,125
Meridian Energy Ltd.	123,596	399,117
Xero Ltd.*	14,687	1,530,646

		4,664,617

Norway (0.5%)
Aker BP ASA	26,960	683,756
DNB Bank ASA	78,760	2,142,716
Equinor ASA	68,544	1,671,780
Gjensidige Forsikring ASA	18,661	547,140
Kongsberg Gruppen ASA	40,705	1,300,946
Mowi ASA	40,421	853,821
Norsk Hydro ASA	121,674	824,201
Orkla ASA	67,226	701,930
Salmar ASA	5,312	283,710
Telenor ASA	57,319	949,999

		9,959,999

Poland (0.0%)†
InPost SA*	20,677	253,682

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	742,833	656,883
EDP SA	286,724	1,358,969
Galp Energia SGPS SA	36,247	685,148
Jeronimo Martins SGPS SA	26,261	638,217

		3,339,217

Singapore (1.7%)
CapitaLand Ascendas REIT (REIT)	333,466	721,245
CapitaLand Integrated Commercial Trust (REIT)	528,395	938,040
CapitaLand Investment Ltd.	196,400	409,563
DBS Group Holdings Ltd.	189,110	7,498,722
Genting Singapore Ltd.	600,241	342,011
Grab Holdings Ltd., Class A*	211,426	1,272,785
Keppel Ltd.	129,400	894,801
Oversea-Chinese Banking Corp. Ltd.	307,406	3,917,791
Sea Ltd. (ADR)*	33,958	6,069,313
Sembcorp Industries Ltd.	71,400	333,213
Singapore Airlines Ltd.	145,200	733,908
Singapore Exchange Ltd.	74,700	957,239
Singapore Technologies Engineering Ltd.	133,900	893,739
Singapore Telecommunications Ltd.	649,500	2,079,488
STMicroelectronics NV	60,627	1,697,622
United Overseas Bank Ltd.	111,075	2,977,614

		31,737,094

South Africa (0.2%)
Anglo American plc	99,345	3,721,013

South Korea (0.0%)†
Delivery Hero SE(m)*	18,045	517,144

Spain (3.1%)
Acciona SA	1,985	398,281
ACS Actividades de Construccion y Servicios SA	15,814	1,262,517
Aena SME SA(m)	67,820	1,852,852
Amadeus IT Group SA	40,550	3,213,522
Banco Bilbao Vizcaya Argentaria SA	511,595	9,814,427
Banco de Sabadell SA	478,759	1,854,887
Banco Santander SA	1,345,056	14,013,492
Bankinter SA	56,024	881,713
CaixaBank SA	347,861	3,653,602
Cellnex Telecom SA(m)	42,490	1,471,120
EDP Renovaveis SA	29,341	385,815
Endesa SA	26,845	857,588
Grifols SA	25,498	368,960
Iberdrola SA	568,597	10,751,075
Industria de Diseno Textil SA	98,536	5,433,780
Redeia Corp. SA	38,534	743,759
Repsol SA	101,766	1,799,942
Telefonica SA(x)	322,145	1,663,387

		60,420,719

Sweden (2.8%)
AddTech AB, Class B	23,540	763,130
Alfa Laval AB	25,105	1,142,397
Assa Abloy AB, Class B	87,924	3,050,219
Atlas Copco AB, Class A	242,644	4,095,442
Atlas Copco AB, Class B	138,383	2,071,835
Beijer Ref AB, Class B	33,362	519,687
Boliden AB*	24,793	1,007,848
Epiroc AB, Class A	56,833	1,197,704
Epiroc AB, Class B	37,034	697,849
EQT AB	32,333	1,118,247
Essity AB, Class B	52,211	1,363,174
Evolution AB(m)	13,353	1,096,959
Fastighets AB Balder, Class B*	62,734	448,728
H & M Hennes & Mauritz AB, Class B(x)	51,107	951,362
Hexagon AB, Class B	182,435	2,168,431
Holmen AB, Class B	6,300	239,168
Industrivarden AB, Class C(x)	14,243	564,159
Industrivarden AB, Class A	11,793	467,491
Indutrade AB	26,407	605,310
Investment AB Latour, Class B	12,494	295,814
Investor AB, Class B	153,643	4,798,896
L E Lundbergforetagen AB, Class B	6,766	351,006
Lifco AB, Class B	21,913	739,713
Nibe Industrier AB, Class B	130,867	514,883
Saab AB, Class B(x)	29,603	1,806,480
Sagax AB, Class B	18,372	383,075
Sandvik AB	96,785	2,691,442
Securitas AB, Class B	45,540	684,957
Skandinaviska Enskilda Banken AB, Class A	140,834	2,751,038
Skanska AB, Class B	32,292	836,593
SKF AB, Class B	29,047	719,511
Svenska Cellulosa AB SCA, Class B	51,705	682,945
Svenska Handelsbanken AB, Class A	125,807	1,635,662
Swedbank AB, Class A	75,234	2,263,157
Swedish Orphan Biovitrum AB*	19,030	579,729
Tele2 AB, Class B	49,864	850,364
Telefonaktiebolaget LM Ericsson, Class B	245,866	2,032,866
Telia Co. AB	207,274	790,179
Trelleborg AB, Class B	16,961	631,461
Volvo AB, Class B	140,878	4,032,824

		53,641,735

Switzerland (4.4%)
ABB Ltd. (Registered)	140,389	10,108,784
Avolta AG	7,138	386,109
Baloise Holding AG (Registered)	3,835	946,164
Banque Cantonale Vaudoise (Registered)	2,868	338,302
Barry Callebaut AG (Registered)(x)	294	402,563
Belimo Holding AG (Registered)	879	918,144
BKW AG	2,066	440,944
Chocoladefabriken Lindt & Spruengli AG	85	1,298,411
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	1,502,418
Cie Financiere Richemont SA (Registered)	47,720	9,087,811
DSM-Firmenich AG	16,457	1,401,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered)	667	$471,311
Galderma Group AG	11,370	1,975,342
Geberit AG (Registered)	3,037	2,278,370
Givaudan SA (Registered)	814	3,304,878
Helvetia Holding AG (Registered)	3,214	786,089
Julius Baer Group Ltd.	17,726	1,223,819
Kuehne + Nagel International AG (Registered)(x)	4,149	772,155
Logitech International SA (Registered)	13,407	1,461,541
Lonza Group AG (Registered)	6,407	4,243,164
Partners Group Holding AG	2,050	2,661,485
Sandoz Group AG	37,519	2,223,191
Schindler Holding AG	3,553	1,344,342
Schindler Holding AG (Registered)	2,157	776,309
SGS SA (Registered)	14,607	1,513,454
SIG Group AG	29,724	306,369
Sika AG (Registered)	13,420	2,985,594
Sonova Holding AG (Registered)	4,447	1,210,000
Straumann Holding AG (Registered)	10,185	1,086,246
Swatch Group AG (The)(x)	2,647	496,946
Swiss Life Holding AG (Registered)	2,580	2,773,002
Swiss Prime Site AG (Registered)	7,146	999,120
Swisscom AG (Registered)	2,291	1,662,022
UBS Group AG (Registered)	283,678	11,585,166
VAT Group AG(m)	2,370	936,032
Zurich Insurance Group AG	12,992	9,247,242

		85,154,023

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.3%)
3i Group plc	87,702	4,822,993
Admiral Group plc	22,922	1,033,348
Ashtead Group plc	38,185	2,549,776
Associated British Foods plc	30,856	851,129
AstraZeneca plc	137,646	20,700,130
Auto Trader Group plc(m)	77,013	816,376
Aviva plc	265,719	2,450,812
BAE Systems plc	267,405	7,404,843
Barclays plc	1,269,515	6,481,179
Barratt Redrow plc	123,770	649,021
British American Tobacco plc	186,283	9,888,498
BT Group plc	545,844	1,403,243
Bunzl plc	28,927	912,686
Centrica plc	446,481	1,000,387
CK Hutchison Holdings Ltd.	236,652	1,558,532
Coca-Cola Europacific Partners plc	20,581	1,860,728
Compass Group plc	150,615	5,122,796
DCC plc(x)	9,033	579,726
Diageo plc	197,533	4,716,831
Entain plc	50,354	591,747
Halma plc	34,932	1,620,812
Hikma Pharmaceuticals plc	14,071	321,331
HSBC Holdings plc	1,568,807	22,048,335
Imperial Brands plc	69,440	2,949,252
Informa plc	117,997	1,456,178
InterContinental Hotels Group plc	12,864	1,552,573
International Consolidated Airlines Group SA	101,475	528,014
Intertek Group plc	14,591	926,619
J Sainsbury plc	156,102	701,205
JD Sports Fashion plc	193,843	248,447
Kingfisher plc	147,753	613,427
Land Securities Group plc (REIT)	65,818	515,178
Legal & General Group plc	535,615	1,714,430
Lloyds Banking Group plc	5,339,157	6,018,806
London Stock Exchange Group plc	42,308	4,845,606
M&G plc	194,738	662,615
Marks & Spencer Group plc	184,559	904,738
Melrose Industries plc	107,798	882,623
National Grid plc	434,708	6,241,019
NatWest Group plc	717,489	5,033,184
Next plc	10,137	1,687,115
Pearson plc	55,917	794,517
Phoenix Group Holdings plc	60,488	523,489
Reckitt Benckiser Group plc	61,395	4,721,360
RELX plc	163,982	7,844,586
Rentokil Initial plc	235,635	1,190,931
Rolls-Royce Holdings plc	752,561	12,044,219
Sage Group plc (The)	89,802	1,328,522
Schroders plc	57,151	289,003
Segro plc (REIT)	108,985	960,645
Severn Trent plc	24,674	858,803
Smith & Nephew plc	72,339	1,301,237
Smiths Group plc	30,442	962,943
Spirax Group plc	7,107	651,392
SSE plc	96,300	2,255,484
Standard Chartered plc	179,198	3,459,604
Tesco plc	592,477	3,549,843
Unilever plc	219,094	12,965,019
United Utilities Group plc	62,365	961,623
Vodafone Group plc	1,806,818	2,093,679
Whitbread plc	15,621	676,480
Wise plc, Class A*	62,529	870,386
WPP plc	93,173	460,884

		197,630,937

United States (8.7%)
Alcon AG	44,357	3,302,049
Amrize Ltd.*	47,082	2,270,558
BP plc	1,421,817	8,141,199
CSL Ltd.	42,983	5,637,175
CyberArk Software Ltd.*	4,113	1,987,196
Experian plc	81,390	4,074,154
Ferrovial SE	45,708	2,617,704
GSK plc	365,392	7,737,340
Haleon plc	798,247	3,568,521
Holcim AG	45,896	3,882,465
James Hardie Industries plc (CHDI)*	51,578	958,347
Monday.com Ltd.*	3,781	732,342
Nestle SA (Registered)	230,241	21,133,986
Novartis AG (Registered)	169,892	21,367,486
QIAGEN NV	19,471	861,705
Roche Holding AG (BMV Mexico Stock Exchange)	62,782	20,497,509
Roche Holding AG (OTC US Exchange)	2,724	931,440
Sanofi SA	98,551	9,088,534
Schneider Electric SE	48,994	13,667,086
Shell plc	531,364	18,912,721
Spotify Technology SA*	13,629	9,513,042
Stellantis NV	174,785	1,613,742
Swiss Re AG	26,774	4,945,816
Tenaris SA	39,285	700,602

		168,142,719

Total Common Stocks (90.7%) (Cost $993,169,005)		1,745,259,352

	Number of Rights	Value (Note 1)
RIGHTS:
Belgium (0.0%)†
Sofina SA, expiring 10/2/25(x)*	984	2,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
Denmark (0.0%)†
Orsted A/S, expiring 10/2/25(x)*	218,520	$217,556

Total Rights (0.0%)† (Cost $240,002)		219,751

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	20,114,638	20,114,638

Total Investment Companies		22,114,638

Total Short-Term Investments (1.1%) (Cost $22,114,638)		22,114,638

Total Investments in Securities (91.8%) (Cost $1,015,523,645)		1,767,593,741

Other Assets Less Liabilities (8.2%)		157,153,163

Net Assets (100%)		$1,924,746,904

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $20,184,724 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $42,793,320. This was collateralized by $23,276,283 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/9/25 – 5/15/55 and by cash of $22,114,638 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$431,812,326	22.4%
Industrials	337,355,440	17.5
Health Care	188,405,227	9.8
Consumer Discretionary	178,523,087	9.3
Information Technology	145,427,184	7.6
Consumer Staples	131,619,252	6.8
Materials	98,312,232	5.1
Communication Services	85,964,093	4.5
Utilities	59,654,197	3.1
Energy	55,546,296	2.9
Real Estate	32,859,769	1.7
Investment Companies	22,114,638	1.1
Cash and Other	157,153,163	8.2

		100.0%

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,072	12/2025	EUR	69,738,006	1,292,615
FTSE 100 Index	345	12/2025	GBP	43,649,906	315,502
SPI 200 Index	120	12/2025	AUD	17,613,792	(23,730)
TOPIX Index	204	12/2025	JPY	43,328,532	523,822

					2,108,209

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	24,584,785	USD	16,365,644	HSBC Bank plc	12/19/2025	(82,752)
GBP	21,980,193	USD	29,807,491	HSBC Bank plc	12/19/2025	(243,754)
JPY	5,314,089,615	USD	36,450,385	HSBC Bank plc	12/19/2025	(220,400)
USD	63,027,191	EUR	53,448,607	HSBC Bank plc	12/19/2025	(12,042)

Net unrealized depreciation						(558,948)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$121,553,308	$—		$121,553,308
Austria	—	4,338,732	—		4,338,732
Belgium	—	14,418,928	—		14,418,928
Brazil	—	508,527	—		508,527
Chile	—	1,350,878	—		1,350,878
China	—	11,536,339	—		11,536,339
Denmark	—	32,914,857	—		32,914,857
Finland	—	18,837,988	—		18,837,988
France	—	162,885,494	—		162,885,494
Germany	—	170,898,185	—		170,898,185
Hong Kong	1,748,317	32,071,073	—		33,819,390
Ireland	2,026,387	5,660,115	—		7,686,502
Israel	4,551,197	11,292,161	—		15,843,358
Italy	—	57,713,354	—		57,713,354
Japan	—	389,518,504	—		389,518,504
Luxembourg	—	2,587,290	—		2,587,290
Macau	—	1,681,532	—		1,681,532
Mexico	—	627,017	—		627,017
Netherlands	—	77,356,270	—		77,356,270
New Zealand	—	4,664,617	—		4,664,617
Norway	—	9,959,999	—		9,959,999
Poland	—	253,682	—		253,682
Portugal	—	3,339,217	—		3,339,217
Singapore	7,342,098	24,394,996	—		31,737,094
South Africa	—	3,721,013	—		3,721,013
South Korea	—	517,144	—		517,144
Spain	—	60,420,719	—		60,420,719
Sweden	—	53,641,735	—		53,641,735
Switzerland	—	85,154,023	—		85,154,023
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,860,728	195,770,209	—		197,630,937
United States	12,232,580	155,910,139	—		168,142,719
Futures	2,131,939	—	—		2,131,939
Rights
Belgium	—	2,195	—		2,195
Denmark	—	217,556	—		217,556
Short-Term Investments
Investment Companies	22,114,638	—	—		22,114,638

Total Assets	$54,007,884	$1,715,717,796	$—		$1,769,725,680

Liabilities:
Forward Currency Contracts	$—	$(558,948)	$—		$(558,948)
Futures	(23,730)	—	—		(23,730)

Total Liabilities	$(23,730)	$(558,948)	$—		$(582,678)

Total	$53,984,154	$1,715,158,848	$—		$1,769,143,002

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,820,407
Aggregate gross unrealized depreciation	(87,747,761)

Net unrealized appreciation	$719,072,646

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,050,070,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	48,162	$1,360,095
BT Group plc	56,972	146,462
Cellnex Telecom SA(m)	4,712	163,142
Deutsche Telekom AG (Registered)	33,258	1,132,741
Elisa OYJ	1,355	71,047
HKT Trust & HKT Ltd.	35,818	53,023
Infrastrutture Wireless Italiane SpA(m)	2,664	31,308
Koninklijke KPN NV	37,052	177,788
NTT, Inc.	284,766	297,889
Orange SA	17,743	287,678
Singapore Telecommunications Ltd.	70,809	226,707
Swisscom AG (Registered)	247	179,188
Telecom Italia SpA*	101,441	53,034
Telefonica SA	35,115	181,315
Telenor ASA	5,866	97,223
Telia Co. AB	22,477	85,688
Telstra Group Ltd.	37,247	118,795
Verizon Communications, Inc.	28,399	1,248,136

		5,911,259

Entertainment (0.9%)
Bollore SE	6,698	37,872
Capcom Co. Ltd.	3,268	88,901
CTS Eventim AG & Co. KGaA	594	58,162
Electronic Arts, Inc.	1,517	305,979
Konami Group Corp.	915	132,098
Live Nation Entertainment, Inc.*	1,062	173,531
Netflix, Inc.*	2,862	3,431,309
Nexon Co. Ltd.	3,162	69,426
Nintendo Co. Ltd.	10,563	914,624
Spotify Technology SA*	1,457	1,016,986
Take-Two Interactive Software, Inc.*	1,168	301,765
TKO Group Holdings, Inc., Class A	465	93,911
Toho Co. Ltd.	980	62,954
Universal Music Group NV	10,486	302,360
Walt Disney Co. (The)	12,110	1,386,595
Warner Bros Discovery, Inc.*	16,676	325,682

		8,702,155

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	39,181	9,524,901
Alphabet, Inc., Class C	31,454	7,660,622
Auto Trader Group plc(m)	8,311	88,101
CAR Group Ltd.	3,600	87,614
LY Corp.	26,462	85,191
Match Group, Inc.	1,621	57,254
Meta Platforms, Inc., Class A	14,599	10,721,214
REA Group Ltd.	503	76,905
Scout24 SE(m)	715	89,485

		28,391,287

Media (0.2%)
Charter Communications, Inc., Class A(x)*	626	172,216
Comcast Corp., Class A	24,805	779,373
Fox Corp., Class A	1,414	89,167
Fox Corp., Class B	889	50,931
Informa plc	12,432	153,421
Interpublic Group of Cos., Inc. (The)	2,467	68,854
News Corp., Class A	2,536	77,880
News Corp., Class B(x)	749	25,878
Omnicom Group, Inc.	1,305	106,397
Paramount Skydance Corp., Class B(x)	2,080	39,354
Publicis Groupe SA	2,181	209,150
Trade Desk, Inc. (The), Class A*	3,002	147,128
WPP plc	10,278	50,840

		1,970,589

Wireless Telecommunication Services (0.3%)
KDDI Corp.	29,966	478,309
SoftBank Corp.	273,320	402,352
SoftBank Group Corp.	9,073	1,146,357
Tele2 AB, Class B	5,215	88,935
T-Mobile US, Inc.	3,260	780,379
Vodafone Group plc	185,528	214,983

		3,111,315

Total Communication Services		48,086,605

Consumer Discretionary (6.2%)
Automobile Components (0.1%)
Aisin Corp.	4,737	82,001
Aptiv plc*	1,467	126,485
Bridgestone Corp.	5,401	250,100
Cie Generale des Etablissements Michelin SCA	6,389	229,081
Continental AG	1,048	69,050
Denso Corp.	16,624	240,055
Sumitomo Electric Industries Ltd.	6,821	194,549

		1,191,321

Automobiles (1.4%)
Bayerische Motoren Werke AG	2,673	268,131
Bayerische Motoren Werke AG (Preference)(q)	533	49,404
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,085	52,584
Ferrari NV	1,201	580,370
Ford Motor Co.	26,329	314,895
General Motors Co.	6,413	391,001
Honda Motor Co. Ltd.(x)	37,777	391,092
Isuzu Motors Ltd.(x)	5,101	64,485
Mercedes-Benz Group AG	6,881	431,965
Nissan Motor Co. Ltd.*	21,213	52,184
Porsche Automobil Holding SE (Preference)(q)	1,459	57,298
Renault SA	1,831	74,809
Stellantis NV	19,211	177,370
Subaru Corp.	5,593	114,594
Suzuki Motor Corp.	15,015	219,359
Tesla, Inc.*	18,901	8,405,653
Toyota Motor Corp.	90,290	1,739,739
Volkswagen AG (Preference)(q)	1,965	212,152
Yamaha Motor Co. Ltd.	8,706	65,346

		13,662,431

Broadline Retail (1.8%)
Amazon.com, Inc.*	65,370	14,353,291
eBay, Inc.	3,078	279,944
Next plc	1,112	185,072
Pan Pacific International Holdings Corp.	18,000	118,673
Prosus NV	12,466	877,264
Rakuten Group, Inc.*	14,389	93,397
Ryohin Keikaku Co. Ltd.	4,800	95,588
Sea Ltd. (ADR)*	3,645	651,471
Wesfarmers Ltd.	10,813	658,399

		17,313,099

Distributors (0.0%)†
D’ieteren Group	205	38,316
Genuine Parts Co.	937	129,868
LKQ Corp.	1,733	52,926
Pool Corp.	221	68,526

		289,636

Diversified Consumer Services (0.0%)†
Pearson plc	5,587	79,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.0%)
Accor SA	1,867	$88,336
Airbnb, Inc., Class A*	2,890	350,904
Amadeus IT Group SA	4,292	340,134
Aristocrat Leisure Ltd.	5,349	247,689
Booking Holdings, Inc.	218	1,177,041
Carnival Corp.*	7,313	211,419
Chipotle Mexican Grill, Inc.*	9,032	353,964
Compass Group plc	16,173	550,084
Darden Restaurants, Inc.	788	150,004
Delivery Hero SE(m)*	1,831	52,474
Domino’s Pizza, Inc.	210	90,659
DoorDash, Inc., Class A*	2,493	678,071
Entain plc	5,788	68,019
Evolution AB(m)	1,363	111,971
Expedia Group, Inc.	796	170,145
FDJ United	1,059	35,435
Galaxy Entertainment Group Ltd.	21,292	117,323
Genting Singapore Ltd.	55,791	31,789
Hilton Worldwide Holdings, Inc.	1,584	410,953
InterContinental Hotels Group plc	1,400	168,968
Las Vegas Sands Corp.	2,081	111,937
Lottery Corp. Ltd. (The)	20,897	81,306
Marriott International, Inc., Class A	1,518	395,348
McDonald’s Corp.	4,807	1,460,799
MGM Resorts International*	1,375	47,657
Norwegian Cruise Line Holdings Ltd.*	3,044	74,974
Oriental Land Co. Ltd.(x)	10,338	249,353
Royal Caribbean Cruises Ltd.	1,701	550,410
Sands China Ltd.	23,149	64,551
Sodexo SA	843	53,000
Starbucks Corp.	7,656	647,698
Whitbread plc	1,666	72,147
Wynn Resorts Ltd.	569	72,986
Yum! Brands, Inc.	1,869	284,088
Zensho Holdings Co. Ltd.	881	57,619

		9,629,255

Household Durables (0.4%)
Barratt Redrow plc	13,031	68,332
DR Horton, Inc.	1,867	316,400
Garmin Ltd.	1,102	271,334
Lennar Corp., Class A	1,533	193,219
Mohawk Industries, Inc.*	352	45,380
NVR, Inc.*	19	152,659
Panasonic Holdings Corp.	22,236	242,080
PulteGroup, Inc.	1,329	175,601
Sekisui House Ltd.	5,734	130,550
Sony Group Corp.	58,565	1,686,637

		3,282,192

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,559	185,131
Hasbro, Inc.	897	68,037
Shimano, Inc.	696	78,126

		331,294

Specialty Retail (0.9%)
AutoZone, Inc.*	113	484,797
Avolta AG	837	45,275
Best Buy Co., Inc.	1,324	100,121
CarMax, Inc.*	1,011	45,364
Fast Retailing Co. Ltd.	1,795	546,687
H & M Hennes & Mauritz AB, Class B(x)	5,373	100,019
Home Depot, Inc. (The)	6,701	2,715,178
Industria de Diseno Textil SA	10,394	573,178
JD Sports Fashion plc	24,169	30,977
Kingfisher plc	16,722	69,425
Lowe’s Cos., Inc.	3,775	948,695
Nitori Holdings Co. Ltd.(x)	3,650	70,428
O’Reilly Automotive, Inc.*	5,715	616,134
Ross Stores, Inc.	2,203	335,715
Sanrio Co. Ltd.(x)	1,700	79,905
TJX Cos., Inc. (The)	7,514	1,086,074
Tractor Supply Co.	3,570	203,026
Ulta Beauty, Inc.*	303	165,665
Williams-Sonoma, Inc.	828	161,833
Zalando SE(m)*	2,139	65,319
ZOZO, Inc.(x)	4,234	38,937

		8,482,752

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,629	343,107
Asics Corp.	6,652	174,166
Cie Financiere Richemont SA (Registered)	5,122	975,435
Deckers Outdoor Corp.*	999	101,269
Hermes International SCA	302	738,555
Kering SA	709	235,195
Lululemon Athletica, Inc.*	735	130,779
LVMH Moet Hennessy Louis Vuitton SE	2,383	1,456,235
Moncler SpA	2,225	130,274
NIKE, Inc., Class B	8,002	557,979
Pandora A/S	753	98,110
Ralph Lauren Corp.	261	81,839
Swatch Group AG (The)(x)	276	51,816
Tapestry, Inc.	1,402	158,734

		5,233,493

Total Consumer Discretionary		59,494,858

Consumer Staples (3.4%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	9,418	561,706
Asahi Group Holdings Ltd.	13,761	165,214
Brown-Forman Corp., Class B	1,186	32,117
Carlsberg A/S, Class B	896	104,114
Coca-Cola Co. (The)	26,089	1,730,222
Coca-Cola Europacific Partners plc	2,195	198,450
Coca-Cola HBC AG	2,078	97,926
Constellation Brands, Inc., Class A	962	129,553
Davide Campari-Milano NV(x)	5,865	36,977
Diageo plc	21,204	506,324
Heineken Holding NV	1,235	84,605
Heineken NV	2,744	213,978
Keurig Dr Pepper, Inc.	9,150	233,417
Kirin Holdings Co. Ltd.	7,382	108,195
Molson Coors Beverage Co., Class B	1,141	51,630
Monster Beverage Corp.*	4,801	323,155
PepsiCo, Inc.	9,222	1,295,138
Pernod Ricard SA	1,923	188,608
Suntory Beverage & Food Ltd.	1,335	41,751

		6,103,080

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	21,168	256,933
Carrefour SA	5,612	84,962
Coles Group Ltd.	12,779	196,937
Costco Wholesale Corp.	2,987	2,764,857
Dollar General Corp.	1,482	153,165
Dollar Tree, Inc.*	1,307	123,342
J Sainsbury plc	16,428	73,794
Jeronimo Martins SGPS SA	2,698	65,569
Kesko OYJ, Class B	2,602	55,293
Kobe Bussan Co. Ltd.	1,386	38,088
Koninklijke Ahold Delhaize NV	8,650	349,858
Kroger Co. (The)	4,097	276,179
Marks & Spencer Group plc	19,591	96,038
MatsukiyoCocokara & Co.	3,084	62,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Seven & i Holdings Co. Ltd.	19,886	$267,729
Sysco Corp.	3,216	264,805
Target Corp.	3,060	274,482
Tesco plc	62,551	374,776
Walmart, Inc.	29,564	3,046,866
Woolworths Group Ltd.	11,640	205,648

		9,031,967

Food Products (0.7%)
Ajinomoto Co., Inc.	8,650	248,354
Archer-Daniels-Midland Co.	3,236	193,319
Associated British Foods plc	3,078	84,903
Barry Callebaut AG (Registered)(x)	34	46,555
Bunge Global SA	943	76,619
Campbell’s Co. (The)(x)	1,325	41,843
Chocoladefabriken Lindt & Spruengli AG	9	137,479
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	150,242
Conagra Brands, Inc.	3,227	59,086
Danone SA	6,168	537,033
General Mills, Inc.	3,601	181,562
Hershey Co. (The)	998	186,676
Hormel Foods Corp.	1,963	48,565
J M Smucker Co. (The)	719	78,083
JDE Peet’s NV	1,628	59,634
Kellanova	1,811	148,538
Kerry Group plc, Class A	1,560	140,569
Kikkoman Corp.(x)	6,505	55,204
Kraft Heinz Co. (The)	5,740	149,470
Lamb Weston Holdings, Inc.	939	54,537
Lotus Bakeries NV	4	37,664
McCormick & Co., Inc. (Non- Voting)	1,704	114,015
Meiji Holdings Co. Ltd.(x)	2,273	47,125
Mondelez International, Inc., Class A	8,715	544,426
Mowi ASA	4,434	93,660
Nestle SA (Registered)	24,551	2,253,554
Nissin Foods Holdings Co. Ltd.(x)	1,876	35,342
Orkla ASA	6,678	69,727
Salmar ASA	637	34,022
Tyson Foods, Inc., Class A	1,925	104,527
WH Group Ltd.(m)	81,558	88,350
Wilmar International Ltd.	18,116	40,025
Yakult Honsha Co. Ltd.(x)	2,356	38,418

		6,179,126

Household Products (0.5%)
Church & Dwight Co., Inc.	1,641	143,801
Clorox Co. (The)	824	101,599
Colgate-Palmolive Co.	5,444	435,193
Essity AB, Class B	5,738	149,813
Henkel AG & Co. KGaA	990	73,400
Henkel AG & Co. KGaA (Preference)(q)	1,528	123,244
Kimberly-Clark Corp.	2,235	277,900
Procter & Gamble Co. (The)	15,777	2,424,136
Reckitt Benckiser Group plc	6,472	497,706
Unicharm Corp.	10,628	68,949

		4,295,741

Personal Care Products (0.3%)
Beiersdorf AG	928	96,967
Estee Lauder Cos., Inc. (The), Class A	1,578	139,054
Kao Corp.	4,444	193,855
Kenvue, Inc.	12,926	209,789
L’Oreal SA	2,291	991,172
Shiseido Co. Ltd.	3,843	65,668
Unilever plc	23,361	1,382,401

		3,078,906

Tobacco (0.4%)
Altria Group, Inc.	11,315	747,469
British American Tobacco plc	19,862	1,054,338
Imperial Brands plc	7,356	312,424
Japan Tobacco, Inc.	11,430	375,783
Philip Morris International, Inc.	10,485	1,700,667

		4,190,681

Total Consumer Staples		32,879,501

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,640	323,501
Halliburton Co.	5,743	141,278
Schlumberger NV	10,049	345,384
Tenaris SA	3,574	63,738

		873,901

Oil, Gas & Consumable Fuels (1.7%)
Aker BP ASA	3,011	76,365
APA Corp.	2,410	58,515
BP plc	151,133	865,374
Chevron Corp.	12,963	2,013,024
ConocoPhillips	8,412	795,691
Coterra Energy, Inc.	5,140	121,561
Devon Energy Corp.	4,276	149,917
Diamondback Energy, Inc.	1,267	181,308
ENEOS Holdings, Inc.	25,742	163,606
Eni SpA(x)	19,488	340,132
EOG Resources, Inc.	3,678	412,377
EQT Corp.	4,203	228,769
Equinor ASA	7,308	178,241
Expand Energy Corp.	1,604	170,409
Exxon Mobil Corp.	28,716	3,237,729
Galp Energia SGPS SA	3,975	75,136
Idemitsu Kosan Co. Ltd.(x)	7,337	50,407
Inpex Corp.	8,401	151,847
Kinder Morgan, Inc.	13,171	372,871
Marathon Petroleum Corp.	2,048	394,732
Neste OYJ	4,031	73,758
Occidental Petroleum Corp.	4,840	228,690
OMV AG	1,403	74,816
ONEOK, Inc.	4,242	309,539
Phillips 66	2,722	370,246
Repsol SA	11,027	195,035
Santos Ltd.	30,940	137,783
Shell plc	56,149	1,998,499
Targa Resources Corp.	1,449	242,765
Texas Pacific Land Corp.	130	121,373
TotalEnergies SE	19,562	1,188,071
Valero Energy Corp.	2,092	356,184
Williams Cos., Inc. (The)	8,225	521,054
Woodside Energy Group Ltd.	18,093	275,718

		16,131,542

Total Energy		17,005,443

Financials (10.2%)
Banks (4.2%)
ABN AMRO Bank NV (CVA)(m)	5,556	177,752
AIB Group plc	20,358	184,399
ANZ Group Holdings Ltd.	28,428	624,707
Banca Monte dei Paschi di Siena SpA	18,815	166,557
Banco Bilbao Vizcaya Argentaria SA	54,913	1,053,450
Banco BPM SpA	10,826	161,738
Banco Comercial Portugues SA, Class R	79,193	70,030
Banco de Sabadell SA	46,886	181,653
Banco Santander SA	141,832	1,477,679
Bank Hapoalim BM	11,910	242,069
Bank Leumi Le-Israel BM	14,233	280,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	45,900	$2,367,981
Bank of Ireland Group plc	9,178	151,018
Bankinter SA	6,423	101,086
Banque Cantonale Vaudoise (Registered)	287	33,854
Barclays plc	134,759	687,977
BNP Paribas SA	9,698	880,475
BOC Hong Kong Holdings Ltd.	35,204	165,300
BPER Banca SpA	13,931	154,332
CaixaBank SA	37,130	389,978
Chiba Bank Ltd. (The)(x)	5,355	56,289
Citigroup, Inc.	12,400	1,258,600
Citizens Financial Group, Inc.	2,905	154,430
Commerzbank AG	7,337	276,423
Commonwealth Bank of Australia	15,946	1,761,040
Credit Agricole SA	10,091	198,087
Danske Bank A/S	6,365	271,196
DBS Group Holdings Ltd.	20,148	798,923
DNB Bank ASA	8,447	229,806
Erste Group Bank AG	2,934	286,596
Fifth Third Bancorp	4,458	198,604
FinecoBank Banca Fineco SpA	5,826	125,890
Hang Seng Bank Ltd.	7,184	109,395
HSBC Holdings plc	166,206	2,335,893
Huntington Bancshares, Inc.	9,874	170,524
ING Groep NV	28,788	746,103
Intesa Sanpaolo SpA	135,717	894,527
Israel Discount Bank Ltd., Class A	11,678	115,433
Japan Post Bank Co. Ltd.	17,079	209,554
JPMorgan Chase & Co.	18,521	5,842,079
KBC Group NV	2,188	260,607
KeyCorp	6,278	117,336
Lloyds Banking Group plc	570,762	643,417
M&T Bank Corp.	1,053	208,094
Mitsubishi UFJ Financial Group, Inc.	109,236	1,768,340
Mizrahi Tefahot Bank Ltd.	1,486	97,760
Mizuho Financial Group, Inc.	23,971	808,516
National Australia Bank Ltd.	29,186	852,641
NatWest Group plc	77,168	541,333
Nordea Bank Abp	29,755	488,201
Oversea-Chinese Banking Corp. Ltd.	31,841	405,803
PNC Financial Services Group, Inc. (The)	2,653	533,067
Regions Financial Corp.	6,010	158,484
Resona Holdings, Inc.	19,806	202,299
Skandinaviska Enskilda Banken AB, Class A	14,425	281,777
Societe Generale SA	6,863	454,121
Standard Chartered plc	18,826	363,456
Sumitomo Mitsui Financial Group, Inc.	35,197	993,898
Sumitomo Mitsui Trust Group, Inc.	6,068	176,396
Svenska Handelsbanken AB, Class A	13,897	180,680
Swedbank AB, Class A	8,090	243,360
Truist Financial Corp.	8,685	397,078
UniCredit SpA	13,358	1,011,080
United Overseas Bank Ltd.	12,517	335,546
US Bancorp	10,482	506,595
Wells Fargo & Co.	21,577	1,808,584
Westpac Banking Corp.	32,607	840,819
Yokohama Financial Group, Inc.	9,809	75,416

		40,346,692

Capital Markets (2.0%)
3i Group plc	9,275	510,060
Ameriprise Financial, Inc.	635	311,944
Amundi SA(m)	587	46,450
ASX Ltd.	1,851	71,761
Bank of New York Mellon Corp. (The)	4,750	517,560
BlackRock, Inc.	970	1,130,894
Blackstone, Inc.	4,965	848,270
Cboe Global Markets, Inc.	704	172,656
Charles Schwab Corp. (The)	11,493	1,097,237
CME Group, Inc.	2,427	655,751
Coinbase Global, Inc., Class A*	1,523	513,997
CVC Capital Partners plc(m)	2,025	35,234
Daiwa Securities Group, Inc.(x)	12,750	103,674
Deutsche Bank AG (Registered)	17,636	620,131
Deutsche Boerse AG	1,794	480,435
EQT AB	3,528	122,017
Euronext NV(m)	745	111,433
FactSet Research Systems, Inc.	255	73,055
Franklin Resources, Inc.	2,063	47,717
Futu Holdings Ltd. (ADR)	616	107,128
Goldman Sachs Group, Inc. (The)	2,039	1,623,758
Hong Kong Exchanges & Clearing Ltd.	11,470	651,474
Interactive Brokers Group, Inc., Class A	2,999	206,361
Intercontinental Exchange, Inc.	3,856	649,659
Invesco Ltd.	3,004	68,912
Japan Exchange Group, Inc.	9,452	105,619
Julius Baer Group Ltd.	1,962	135,458
KKR & Co., Inc.	4,621	600,499
London Stock Exchange Group plc	4,527	518,485
Macquarie Group Ltd.	3,450	500,701
Moody’s Corp.	1,039	495,063
Morgan Stanley	8,172	1,299,021
MSCI, Inc.	521	295,621
Nasdaq, Inc.	3,053	270,038
Nomura Holdings, Inc.	28,673	210,464
Northern Trust Corp.	1,288	173,365
Partners Group Holding AG	216	280,430
Raymond James Financial, Inc.	1,195	206,257
Robinhood Markets, Inc., Class A*	5,213	746,397
S&P Global, Inc.	2,105	1,024,524
SBI Holdings, Inc.	2,666	116,025
Schroders plc	6,906	34,922
Singapore Exchange Ltd.	8,150	104,438
State Street Corp.	1,911	221,695
T. Rowe Price Group, Inc.	1,480	151,907
UBS Group AG (Registered)	30,247	1,235,262

		19,503,759

Consumer Finance (0.3%)
American Express Co.	3,656	1,214,377
Capital One Financial Corp.	4,307	915,582
Synchrony Financial	2,506	178,051

		2,308,010

Financial Services (1.8%)
Adyen NV(m)*	240	384,619
Apollo Global Management, Inc.	3,099	413,004
Banca Mediolanum SpA	2,130	42,637
Berkshire Hathaway, Inc., Class B*	12,351	6,209,342
Block, Inc., Class A*	3,702	267,543
Corpay, Inc.*	476	137,116
Edenred SE	2,285	54,191
EXOR NV	891	87,034
Fidelity National Information Services, Inc.	3,519	232,043
Fiserv, Inc.*	3,661	472,013
Global Payments, Inc.	1,634	135,753
Groupe Bruxelles Lambert NV	761	67,947
Industrivarden AB, Class A	1,129	44,755
Industrivarden AB, Class C(x)	1,485	58,820
Infratil Ltd.	8,866	63,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Investor AB, Class B	16,491	$515,081
Jack Henry & Associates, Inc.	490	72,976
L E Lundbergforetagen AB, Class B	724	37,560
M&G plc	21,765	74,057
Mastercard, Inc., Class A	5,560	3,162,583
Mitsubishi HC Capital, Inc.	8,381	69,282
Nexi SpA(m)(x)	5,274	29,820
ORIX Corp.(x)	11,113	291,718
PayPal Holdings, Inc.*	6,435	431,531
Sofina SA	147	43,319
Visa, Inc., Class A	11,442	3,906,070
Washington H Soul Pattinson & Co. Ltd.	2,278	58,018
Wise plc, Class A*	6,347	88,348

		17,450,660

Insurance (1.9%)
Admiral Group plc	2,480	111,801
Aegon Ltd.	12,597	101,042
Aflac, Inc.	3,242	362,131
Ageas SA/NV	1,421	98,264
AIA Group Ltd.	101,357	972,288
Allianz SE (Registered)	3,680	1,544,148
Allstate Corp. (The)	1,775	381,004
American International Group, Inc.	3,732	293,111
Aon plc, Class A	1,452	517,754
Arch Capital Group Ltd.	2,504	227,188
Arthur J Gallagher & Co.	1,727	534,921
ASR Nederland NV	1,381	93,682
Assurant, Inc.	340	73,644
Aviva plc	29,129	268,666
AXA SA	16,889	805,831
Baloise Holding AG (Registered)	393	96,960
Brown & Brown, Inc.	1,974	185,141
Chubb Ltd.	2,497	704,778
Cincinnati Financial Corp.	1,047	165,531
Dai-ichi Life Holdings, Inc.	33,472	263,910
Erie Indemnity Co., Class A	171	54,405
Everest Group Ltd.	283	99,115
Generali	8,122	318,586
Gjensidige Forsikring ASA	1,905	55,855
Globe Life, Inc.	546	78,062
Hannover Rueck SE	574	172,924
Hartford Insurance Group, Inc. (The)	1,894	252,641
Helvetia Holding AG (Registered)	354	86,582
Insurance Australia Group Ltd.	22,533	122,263
Japan Post Holdings Co. Ltd.	16,981	168,794
Japan Post Insurance Co. Ltd.	1,810	51,319
Legal & General Group plc	54,642	174,901
Loews Corp.	1,146	115,047
Marsh & McLennan Cos., Inc.	3,311	667,266
Medibank Pvt Ltd.	26,237	83,680
MetLife, Inc.	3,763	309,958
MS&AD Insurance Group Holdings, Inc.	12,218	277,267
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,245	794,284
NN Group NV	2,563	180,245
Phoenix Financial Ltd.	2,153	80,603
Phoenix Group Holdings plc	6,693	57,924
Poste Italiane SpA(m)	4,355	103,231
Principal Financial Group, Inc.	1,365	113,172
Progressive Corp. (The)	3,948	974,959
Prudential Financial, Inc.	2,371	245,968
Prudential plc	24,599	344,396
QBE Insurance Group Ltd.	14,387	196,014
Sampo OYJ, Class A	23,071	264,852
Sompo Holdings, Inc.	8,419	260,452
Sony Financial Group, Inc.*	58,565	64,947
Suncorp Group Ltd.	10,316	138,297
Swiss Life Holding AG (Registered)	272	292,347
Swiss Re AG	2,847	525,911
T&D Holdings, Inc.(x)	4,702	115,161
Talanx AG	615	81,735
Tokio Marine Holdings, Inc.	17,515	742,479
Travelers Cos., Inc. (The)	1,516	423,298
Tryg A/S	3,204	81,284
Unipol Assicurazioni SpA	3,418	73,276
W.R. Berkley Corp.	2,016	154,466
Willis Towers Watson plc	657	226,961
Zurich Insurance Group AG	1,395	992,911

		18,419,633

Total Financials		98,028,754

Health Care (5.6%)
Biotechnology (0.8%)
AbbVie, Inc.	11,899	2,755,095
Amgen, Inc.	3,626	1,023,257
Argenx SE*	583	422,456
Biogen, Inc.*	988	138,399
CSL Ltd.	4,614	605,121
Genmab A/S*	581	176,135
Gilead Sciences, Inc.	8,358	927,738
Grifols SA	2,842	41,124
Incyte Corp.*	1,105	93,715
Moderna, Inc.*	2,332	60,236
Regeneron Pharmaceuticals, Inc.	686	385,717
Swedish Orphan Biovitrum AB*	1,865	56,815
Vertex Pharmaceuticals, Inc.*	1,727	676,362

		7,362,170

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,723	1,570,179
Alcon AG	4,761	354,421
Align Technology, Inc.*	454	56,850
Baxter International, Inc.	3,460	78,784
Becton Dickinson & Co.	1,931	361,425
BioMerieux	395	52,775
Boston Scientific Corp.*	9,980	974,347
Cochlear Ltd.	623	115,118
Coloplast A/S, Class B	1,201	102,570
Cooper Cos., Inc. (The)*	1,344	92,145
Demant A/S*	815	28,226
Dexcom, Inc.*	2,641	177,713
Edwards Lifesciences Corp.*	3,954	307,503
EssilorLuxottica SA	2,869	929,664
Fisher & Paykel Healthcare Corp. Ltd.	5,585	119,964
GE HealthCare Technologies, Inc.	3,075	230,932
Hologic, Inc.*	1,498	101,100
Hoya Corp.	3,297	456,477
IDEXX Laboratories, Inc.*	539	344,362
Insulet Corp.*	474	146,338
Intuitive Surgical, Inc.*	2,415	1,080,060
Koninklijke Philips NV	7,340	198,548
Medtronic plc	8,630	821,921
Olympus Corp.	10,814	136,816
ResMed, Inc.	986	269,898
Siemens Healthineers AG(m)	3,224	174,192
Smith & Nephew plc	7,927	142,591
Solventum Corp.*	993	72,489
Sonova Holding AG (Registered)	483	131,421
STERIS plc	663	164,053
Straumann Holding AG (Registered)	1,063	113,371
Stryker Corp.	2,318	856,895
Sysmex Corp.	4,827	59,552
Terumo Corp.	12,720	210,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	1,334	$131,399

		11,164,228

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,608	252,392
Cencora, Inc.	1,306	408,164
Centene Corp.*	3,143	112,142
Cigna Group (The)	1,798	518,273
CVS Health Corp.	8,543	644,057
DaVita, Inc.*	241	32,022
Elevance Health, Inc.	1,517	490,173
Fresenius Medical Care AG	2,096	109,900
Fresenius SE & Co. KGaA	4,025	223,991
HCA Healthcare, Inc.	1,103	470,099
Henry Schein, Inc.*	694	46,061
Humana, Inc.	810	210,738
Labcorp Holdings, Inc.	560	160,754
McKesson Corp.	838	647,388
Molina Healthcare, Inc.*	365	69,846
Quest Diagnostics, Inc.	753	143,507
Sigma Healthcare Ltd.	43,990	86,451
Sonic Healthcare Ltd.	4,473	63,458
UnitedHealth Group, Inc.	6,100	2,106,330
Universal Health Services, Inc., Class B	380	77,687

		6,873,433

Health Care Technology (0.0%)†
M3, Inc.(x)	4,209	67,909
Pro Medicus Ltd.	547	111,585

		179,494

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,913	245,533
Bio-Techne Corp.	1,056	58,745
Charles River Laboratories International, Inc.*	331	51,788
Danaher Corp.	4,292	850,932
Eurofins Scientific SE	1,128	81,817
IQVIA Holdings, Inc.*	1,145	217,481
Lonza Group AG (Registered)	669	443,059
Mettler-Toledo International, Inc.*	139	170,638
QIAGEN NV	2,063	91,300
Revvity, Inc.	782	68,542
Sartorius AG (Preference)(q)	250	58,086
Sartorius Stedim Biotech	278	56,155
Thermo Fisher Scientific, Inc.	2,543	1,233,406
Waters Corp.*	401	120,224
West Pharmaceutical Services, Inc.	484	126,968

		3,874,674

Pharmaceuticals (2.6%)
Astellas Pharma, Inc.(x)	17,282	187,036
AstraZeneca plc	14,776	2,222,114
Bayer AG (Registered)	9,361	310,256
Bristol-Myers Squibb Co.	13,710	618,321
Chugai Pharmaceutical Co. Ltd.	6,417	279,791
Daiichi Sankyo Co. Ltd.	16,247	364,194
Eisai Co. Ltd.(x)	2,530	85,112
Eli Lilly & Co.	5,355	4,085,865
Galderma Group AG	1,247	216,645
GSK plc	38,912	823,979
Haleon plc	85,604	382,688
Hikma Pharmaceuticals plc	1,585	36,196
Ipsen SA	359	47,881
Johnson & Johnson	16,222	3,007,883
Kyowa Kirin Co. Ltd.	2,269	35,266
Merck & Co., Inc.	16,824	1,412,038
Merck KGaA	1,231	158,183
Novartis AG (Registered)	18,116	2,278,467
Novo Nordisk A/S, Class B	30,688	1,663,501
Orion OYJ, Class B	1,037	79,319
Otsuka Holdings Co. Ltd.	4,111	218,469
Pfizer, Inc.	38,295	975,757
Recordati Industria Chimica e Farmaceutica SpA	1,096	66,525
Roche Holding AG (BMV Mexico Stock Exchange)	6,694	2,185,504
Roche Holding AG (OTC US Exchange)	305	104,291
Sandoz Group AG	3,983	236,013
Sanofi SA	10,528	970,909
Shionogi & Co. Ltd.	7,215	126,434
Takeda Pharmaceutical Co. Ltd.	15,113	440,968
Teva Pharmaceutical Industries Ltd. (ADR)*	10,928	220,746
UCB SA	1,205	332,462
Viatris, Inc.	7,853	77,745
Zoetis, Inc.	2,985	436,765

		24,687,323

Total Health Care		54,141,322

Industrials (7.0%)
Aerospace & Defense (1.6%)
Airbus SE	5,662	1,312,211
Axon Enterprise, Inc.*	529	379,632
BAE Systems plc	28,704	794,857
Boeing Co. (The)*	5,093	1,099,222
Dassault Aviation SA	187	62,483
Elbit Systems Ltd.	265	134,172
GE Aerospace	7,143	2,148,757
General Dynamics Corp.	1,701	580,041
Hensoldt AG	605	78,346
Howmet Aerospace, Inc.	2,715	532,764
Huntington Ingalls Industries, Inc.	264	76,008
Kongsberg Gruppen ASA	4,190	133,914
L3Harris Technologies, Inc.	1,260	384,817
Leonardo SpA	3,856	244,556
Lockheed Martin Corp.	1,384	690,907
Melrose Industries plc	12,115	99,195
MTU Aero Engines AG	513	235,434
Northrop Grumman Corp.	907	552,653
Rheinmetall AG	437	1,018,167
Rolls-Royce Holdings plc	80,503	1,288,395
RTX Corp.	9,016	1,508,647
Saab AB, Class B(x)	3,052	186,244
Safran SA	3,431	1,208,852
Singapore Technologies Engineering Ltd.	15,034	100,347
Textron, Inc.	1,200	101,388
Thales SA	883	276,381
TransDigm Group, Inc.	380	500,848

		15,729,238

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	795	105,258
Deutsche Post AG	9,147	407,439
DSV A/S	1,947	387,223
Expeditors International of Washington, Inc.	914	112,047
FedEx Corp.	1,462	344,754
InPost SA*	2,382	29,224
SG Holdings Co. Ltd.(x)	2,791	28,857
United Parcel Service, Inc., Class B	4,958	414,142

		1,828,944

Building Products (0.4%)
A.O. Smith Corp.	770	56,526
AGC, Inc.	1,870	61,012
Allegion plc	578	102,508
Assa Abloy AB, Class B	9,550	331,304
Belimo Holding AG (Registered)	94	98,186
Builders FirstSource, Inc.*	745	90,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	5,388	$321,664
Cie de Saint-Gobain SA	4,280	460,586
Daikin Industries Ltd.	2,503	289,084
Geberit AG (Registered)	323	242,316
Johnson Controls International plc	4,391	482,790
Kingspan Group plc	1,474	122,523
Lennox International, Inc.	215	113,812
Masco Corp.	1,410	99,250
Nibe Industrier AB, Class B	14,438	56,805
ROCKWOOL A/S, Class B	919	34,126
Trane Technologies plc	1,499	632,518

		3,595,341

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,024	213,726
Cintas Corp.	2,307	473,535
Copart, Inc.*	5,992	269,460
Dai Nippon Printing Co. Ltd.	3,758	63,923
Rentokil Initial plc	24,064	121,623
Republic Services, Inc.	1,367	313,699
Rollins, Inc.	1,893	111,195
Secom Co. Ltd.	4,026	147,689
Securitas AB, Class B	4,685	70,466
TOPPAN Holdings, Inc.	2,263	58,073
Veralto Corp.	1,672	178,252
Waste Management, Inc.	2,496	551,192

		2,572,833

Construction & Engineering (0.2%)
ACS Actividades de Construccion y
Servicios SA	1,708	136,359
Bouygues SA	1,824	82,061
Eiffage SA	654	83,463
EMCOR Group, Inc.	302	196,161
Ferrovial SE	4,894	280,280
Kajima Corp.	4,051	118,228
Obayashi Corp.	6,158	101,145
Quanta Services, Inc.	1,004	416,077
Skanska AB, Class B	3,242	83,991
Taisei Corp.	1,458	100,266
Vinci SA	4,712	652,514

		2,250,545

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	14,934	1,075,331
AMETEK, Inc.	1,556	292,528
Eaton Corp. plc	2,622	981,284
Emerson Electric Co.	3,791	497,303
Fuji Electric Co. Ltd.(x)	1,256	84,455
Fujikura Ltd.	2,400	234,588
GE Vernova, Inc.	1,834	1,127,727
Generac Holdings, Inc.*	395	66,123
Hubbell, Inc., Class B	358	154,051
Legrand SA	2,499	412,513
Mitsubishi Electric Corp.	18,101	465,484
Nidec Corp.	7,904	140,752
Prysmian SpA	2,683	265,165
Rockwell Automation, Inc.	757	264,594
Schneider Electric SE	5,224	1,457,257
Siemens Energy AG*	6,474	755,672
Vestas Wind Systems A/S	9,622	181,300

		8,456,127

Ground Transportation (0.4%)
Central Japan Railway Co.	7,336	210,479
CSX Corp.	12,557	445,899
East Japan Railway Co.(x)	9,166	224,370
Grab Holdings Ltd., Class A*	22,604	136,076
Hankyu Hanshin Holdings, Inc.	2,323	68,550
JB Hunt Transport Services, Inc.	515	69,097
MTR Corp. Ltd.(x)	14,557	49,347
Norfolk Southern Corp.	1,511	453,919
Old Dominion Freight Line, Inc.	1,246	175,412
Tokyo Metro Co. Ltd.(x)	2,800	32,083
Tokyu Corp.	4,802	58,578
Uber Technologies, Inc.*	14,047	1,376,185
Union Pacific Corp.	3,994	944,062
West Japan Railway Co.(x)	4,039	88,572

		4,332,629

Industrial Conglomerates (0.5%)
3M Co.	3,588	556,786
CK Hutchison Holdings Ltd.	25,419	167,403
DCC plc	935	60,007
Hikari Tsushin, Inc.	186	51,919
Hitachi Ltd.	43,625	1,159,321
Honeywell International, Inc.	4,276	900,098
Investment AB Latour, Class B	1,411	33,408
Jardine Matheson Holdings Ltd.	1,578	99,414
Keppel Ltd.	14,265	98,642
Lifco AB, Class B	2,221	74,974
Sekisui Chemical Co. Ltd.	3,533	65,818
Siemens AG (Registered)	7,242	1,948,766
Smiths Group plc	3,151	99,673
Swire Pacific Ltd., Class A	3,581	30,348

		5,346,577

Machinery (1.2%)
Alfa Laval AB	2,756	125,411
Alstom SA*	3,301	85,727
Atlas Copco AB, Class A	25,592	431,952
Atlas Copco AB, Class B	14,872	222,660
Caterpillar, Inc.	3,155	1,505,408
Cummins, Inc.	928	391,959
Daifuku Co. Ltd.	3,054	97,949
Daimler Truck Holding AG	4,527	186,129
Deere & Co.	1,696	775,513
Dover Corp.	924	154,151
Epiroc AB, Class A	6,278	132,303
Epiroc AB, Class B	3,715	70,004
FANUC Corp.	8,879	255,890
Fortive Corp.	2,279	111,648
GEA Group AG	1,396	103,010
IDEX Corp.	507	82,519
IHI Corp.	9,800	182,899
Illinois Tool Works, Inc.	1,787	465,978
Indutrade AB	2,603	59,667
Ingersoll Rand, Inc.	2,436	201,262
Kawasaki Heavy Industries Ltd.(x)	1,400	92,491
Knorr-Bremse AG	691	64,780
Komatsu Ltd.	9,026	314,935
Kone OYJ, Class B	3,238	220,491
Kubota Corp.	9,309	117,271
Makita Corp.	2,183	70,944
Metso OYJ	6,318	86,675
Minebea Mitsumi, Inc.	3,500	66,019
Mitsubishi Heavy Industries Ltd.	30,491	799,774
Nordson Corp.	362	82,156
Otis Worldwide Corp.	2,644	241,741
PACCAR, Inc.	3,537	347,758
Parker-Hannifin Corp.	861	652,767
Pentair plc	1,104	122,279
Rational AG	49	37,336
Sandvik AB	10,160	282,534
Schindler Holding AG	388	146,807
Schindler Holding AG (Registered)	224	80,618
SKF AB, Class B	3,250	80,504
SMC Corp.	522	160,357
Snap-on, Inc.	351	121,632
Spirax Group plc	701	64,250
Stanley Black & Decker, Inc.	1,043	77,526
Techtronic Industries Co. Ltd.	14,032	179,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Industries Corp.	1,536	$172,831
Trelleborg AB, Class B	1,932	71,929
VAT Group AG(m)	257	101,502
Volvo AB, Class B	15,137	433,317
Wartsila OYJ Abp	4,791	143,153
Westinghouse Air Brake Technologies Corp.	1,151	230,741
Xylem, Inc.	1,640	241,900
Yangzijiang Shipbuilding Holdings Ltd.	25,000	65,313

		11,613,873

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	28	54,740
AP Moller - Maersk A/S, Class B(x)	38	74,499
Kawasaki Kisen Kaisha Ltd.(x)	3,377	48,091
Kuehne + Nagel International AG (Registered)(x)	460	85,609
Mitsui OSK Lines Ltd.(x)	3,247	98,672
Nippon Yusen KK(x)	4,182	142,836
SITC International Holdings Co. Ltd.	13,260	51,050

		555,497

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,543	29,851
Delta Air Lines, Inc.	4,369	247,941
Deutsche Lufthansa AG (Registered)	5,716	48,372
International Consolidated Airlines Group SA	11,841	61,613
Japan Airlines Co. Ltd.	1,412	28,482
Qantas Airways Ltd.	7,064	51,043
Ryanair Holdings plc	8,088	234,544
Singapore Airlines Ltd.	14,560	73,593
Southwest Airlines Co.	3,537	112,866
United Airlines Holdings, Inc.*	2,181	210,466

		1,098,771

Professional Services (0.5%)
Automatic Data Processing, Inc.	2,728	800,668
Broadridge Financial Solutions, Inc.	789	187,916
Bureau Veritas SA	3,027	94,675
Computershare Ltd.	4,959	119,081
Dayforce, Inc.*	1,076	74,126
Equifax, Inc.	834	213,946
Experian plc	8,755	438,251
Intertek Group plc	1,500	95,259
Jacobs Solutions, Inc.	805	120,637
Leidos Holdings, Inc.	864	163,261
Paychex, Inc.	2,184	276,844
Paycom Software, Inc.	337	70,143
Randstad NV	1,034	43,909
Recruit Holdings Co. Ltd.	12,625	679,804
RELX plc	17,487	836,545
SGS SA (Registered)	1,577	163,395
Teleperformance SE	513	38,149
Verisk Analytics, Inc.	941	236,671
Wolters Kluwer NV	2,273	309,960

		4,963,240

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,476	80,268
AerCap Holdings NV	1,681	203,401
Ashtead Group plc	4,066	271,504
Beijer Ref AB, Class B	3,667	57,122
Brenntag SE	1,169	69,859
Bunzl plc	3,122	98,503
Fastenal Co.	7,730	379,079
IMCD NV	563	58,167
ITOCHU Corp.	11,327	645,375
Marubeni Corp.	13,478	337,030
Mitsubishi Corp.	30,651	731,844
Mitsui & Co. Ltd.	23,536	585,675
MonotaRO Co. Ltd.	2,407	35,091
Rexel SA	2,137	69,849
SGH Ltd.	1,939	64,062
Sumitomo Corp.	10,369	300,654
Toyota Tsusho Corp.	6,605	183,208
United Rentals, Inc.	433	413,368
W.W. Grainger, Inc.	296	282,076

		4,866,135

Transportation Infrastructure (0.1%)
Aena SME SA(m)	7,146	195,230
Aeroports de Paris SA(x)	330	43,509
Auckland International Airport Ltd.	16,082	73,469
Getlink SE	2,882	52,987
Transurban Group	29,619	270,465

		635,660

Total Industrials		67,845,410

Information Technology (15.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,942	1,011,519
Cisco Systems, Inc.	26,673	1,824,967
F5, Inc.*	387	125,074
Motorola Solutions, Inc.	1,122	513,079
Nokia OYJ	49,383	236,493
Telefonaktiebolaget LM Ericsson, Class B	26,665	220,471

		3,931,603

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,224	1,017,720
CDW Corp.	883	140,644
Corning, Inc.	5,251	430,740
Halma plc	3,617	167,825
Hexagon AB, Class B	19,781	235,118
Jabil, Inc.	723	157,014
Keyence Corp.	1,873	698,868
Keysight Technologies, Inc.*	1,159	202,732
Kyocera Corp.	12,194	164,046
Murata Manufacturing Co. Ltd.	15,896	302,635
Shimadzu Corp.	2,290	57,836
TDK Corp.	18,505	268,844
TE Connectivity plc	1,990	436,865
Teledyne Technologies, Inc.*	316	185,189
Trimble, Inc.*	1,603	130,885
Yokogawa Electric Corp.	2,219	63,846
Zebra Technologies Corp., Class A*	342	101,629

		4,762,436

IT Services (0.5%)
Accenture plc, Class A	4,195	1,034,487
Akamai Technologies, Inc.*	966	73,184
Capgemini SE	1,551	224,979
Cognizant Technology Solutions Corp., Class A	3,290	220,660
EPAM Systems, Inc.*	375	56,546
Fujitsu Ltd.	16,734	394,234
Gartner, Inc.*	510	134,064
GoDaddy, Inc., Class A*	933	127,662
International Business Machines Corp.	6,274	1,770,272
NEC Corp.	12,385	396,879
Nomura Research Institute Ltd.	3,639	139,595
Obic Co. Ltd.	3,125	108,911
Otsuka Corp.	2,216	46,272
SCSK Corp.	1,514	45,343
TIS, Inc.	2,049	67,670
VeriSign, Inc.	566	158,237
Wix.com Ltd.*	530	94,144

		5,093,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	10,931	$1,768,526
Advantest Corp.(x)	7,278	720,984
Analog Devices, Inc.	3,343	821,375
Applied Materials, Inc.	5,405	1,106,620
ASM International NV	446	267,468
ASML Holding NV	3,753	3,648,782
BE Semiconductor Industries NV	696	103,654
Broadcom, Inc.	31,627	10,434,064
Disco Corp.	839	263,866
First Solar, Inc.*	722	159,223
Infineon Technologies AG	12,443	485,009
Intel Corp.*	29,482	989,121
KLA Corp.	889	958,875
Lam Research Corp.	8,525	1,141,497
Lasertec Corp.	734	100,780
Microchip Technology, Inc.	3,635	233,440
Micron Technology, Inc.	7,538	1,261,258
Monolithic Power Systems, Inc.	323	297,367
Nova Ltd.*	279	88,404
NVIDIA Corp.	164,350	30,664,423
NXP Semiconductors NV	1,698	386,686
ON Semiconductor Corp.*	2,755	135,849
QUALCOMM, Inc.	7,264	1,208,439
Renesas Electronics Corp.	16,030	184,922
SCREEN Holdings Co. Ltd.(x)	754	68,627
Skyworks Solutions, Inc.	1,000	76,980
STMicroelectronics NV	6,512	182,343
Teradyne, Inc.	1,071	147,412
Texas Instruments, Inc.	6,124	1,125,163
Tokyo Electron Ltd.	4,296	765,747

		59,796,904

Software (4.9%)
Adobe, Inc.*	2,857	1,007,807
AppLovin Corp., Class A*	1,823	1,309,898
Autodesk, Inc.*	1,441	457,763
Cadence Design Systems, Inc.*	1,835	644,562
Check Point Software Technologies Ltd.*	826	170,908
Crowdstrike Holdings, Inc., Class A*	1,679	823,348
CyberArk Software Ltd.*	455	219,833
Dassault Systemes SE	6,404	214,356
Datadog, Inc., Class A*	2,177	310,005
Fair Isaac Corp.*	162	242,438
Fortinet, Inc.*	4,387	368,859
Gen Digital, Inc.	3,775	107,172
Intuit, Inc.	1,879	1,283,188
Microsoft Corp.	50,067	25,932,203
Monday.com Ltd.*	387	74,958
Nemetschek SE	550	71,547
Nice Ltd.*	603	88,842
Oracle Corp.	380	38,800
Oracle Corp. (Moscow Stock Exchange)	11,162	3,139,201
Palantir Technologies, Inc., Class A*	15,319	2,794,492
Palo Alto Networks, Inc.*	4,499	916,086
PTC, Inc.*	807	163,837
Roper Technologies, Inc.	725	361,550
Sage Group plc (The)	9,220	136,400
Salesforce, Inc.	6,439	1,526,043
SAP SE	9,950	2,662,282
ServiceNow, Inc.*	1,401	1,289,312
Synopsys, Inc.*	1,246	614,764
Trend Micro, Inc.	1,236	67,699
Tyler Technologies, Inc.*	291	152,240
WiseTech Global Ltd.	1,913	114,241
Workday, Inc., Class A*	1,455	350,262
Xero Ltd.*	1,568	163,413

		47,818,309

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	99,960	25,452,815
Canon, Inc.(x)	8,211	240,803
Dell Technologies, Inc., Class C	2,042	289,494
FUJIFILM Holdings Corp.	10,697	266,259
Hewlett Packard Enterprise Co.	8,839	217,086
HP, Inc.	6,327	172,284
Logitech International SA (Registered)	1,449	157,960
NetApp, Inc.	1,348	159,684
Seagate Technology Holdings plc	1,433	338,274
Super Micro Computer, Inc.*	3,377	161,893
Western Digital Corp.	2,337	280,580

		27,737,132

Total Information Technology		149,139,523

Materials (1.8%)
Chemicals (0.9%)
Air Liquide SA	5,512	1,144,525
Air Products and Chemicals, Inc.	1,499	408,807
Akzo Nobel NV	1,627	115,757
Albemarle Corp.(x)	793	64,296
Arkema SA	543	34,170
Asahi Kasei Corp.	11,745	92,484
BASF SE	8,504	423,227
CF Industries Holdings, Inc.	1,091	97,863
Corteva, Inc.	4,574	309,340
Covestro AG*	1,710	117,045
Dow, Inc.	4,774	109,468
DSM-Firmenich AG	1,772	150,872
DuPont de Nemours, Inc.	2,820	219,678
Eastman Chemical Co.	773	48,738
Ecolab, Inc.	1,719	470,765
EMS-Chemie Holding AG (Registered)	67	47,343
Evonik Industries AG	2,442	42,346
Givaudan SA (Registered)	88	357,284
ICL Group Ltd.	7,378	46,110
International Flavors & Fragrances, Inc.	1,726	106,218
Linde plc	3,158	1,500,050
LyondellBasell Industries NV, Class A	1,733	84,986
Mitsubishi Chemical Group Corp.	12,162	70,011
Mosaic Co. (The)	2,138	74,146
Nippon Paint Holdings Co. Ltd.	9,070	61,945
Nippon Sanso Holdings Corp.	1,632	57,904
Nitto Denko Corp.(x)	6,740	160,291
Novonesis Novozymes B	3,376	206,604
PPG Industries, Inc.	1,520	159,767
Sherwin-Williams Co. (The)	1,562	540,858
Shin-Etsu Chemical Co. Ltd.	16,109	528,634
Sika AG (Registered)	1,453	323,254
Syensqo SA	693	55,895
Symrise AG, Class A	1,265	109,962
Toray Industries, Inc.	13,256	84,734
Yara International ASA	1,577	57,615

		8,482,992

Construction Materials (0.2%)
Amrize Ltd.*	4,861	234,425
Heidelberg Materials AG	1,275	286,734
Holcim AG	4,861	411,205
James Hardie Industries plc (CHDI)*	5,513	102,434
Martin Marietta Materials, Inc.	406	255,894
Vulcan Materials Co.	890	273,782

		1,564,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	15,528	$127,019
Avery Dennison Corp.	525	85,139
Ball Corp.	1,833	92,420
International Paper Co.	3,556	164,998
Packaging Corp. of America	602	131,194
SIG Group AG	2,914	30,035
Smurfit WestRock plc	3,517	149,719

		780,524

Metals & Mining (0.6%)
Anglo American plc	10,664	399,425
Antofagasta plc	3,757	139,002
ArcelorMittal SA	4,468	160,412
BHP Group Ltd.	48,366	1,361,121
BlueScope Steel Ltd.	4,179	62,743
Boliden AB*	2,708	110,081
Evolution Mining Ltd.	19,076	136,703
Fortescue Ltd.	16,134	199,425
Freeport-McMoRan, Inc.	9,671	379,297
Fresnillo plc	2,106	66,844
Glencore plc	96,586	443,733
JFE Holdings, Inc.(x)	5,481	67,324
Newmont Corp.	7,399	623,810
Nippon Steel Corp.(x)	45,960	189,422
Norsk Hydro ASA	13,194	89,374
Northern Star Resources Ltd.	12,929	203,013
Nucor Corp.	1,546	209,375
Rio Tinto Ltd.	3,537	285,603
Rio Tinto plc	10,754	706,882
South32 Ltd.	42,905	77,789
Steel Dynamics, Inc.	932	129,949
Sumitomo Metal Mining Co. Ltd.(x)	2,341	75,461

		6,116,788

Paper & Forest Products (0.0%)†
Holmen AB, Class B	726	27,561
Mondi plc	4,205	57,910
Stora Enso OYJ, Class R	5,549	60,822
Svenska Cellulosa AB SCA, Class B	5,788	76,451
UPM-Kymmene OYJ	5,027	137,339

		360,083

Total Materials		17,304,861

Real Estate (1.1%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	56,167	99,711
Covivio SA (REIT)	532	35,727
Land Securities Group plc (REIT)	6,742	52,772
Stockland (REIT)	22,863	92,586

		280,796

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,048	87,340
Healthpeak Properties, Inc. (REIT)	4,706	90,120
Ventas, Inc. (REIT)	3,061	214,239
Welltower, Inc. (REIT)	4,505	802,521

		1,194,220

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,307	73,305

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	37,319	80,716
Goodman Group (REIT)	19,353	419,777
Prologis, Inc. (REIT)	6,251	715,865
Segro plc (REIT)	12,250	107,977

		1,324,335

Office REITs (0.0%)†
BXP, Inc. (REIT)	992	73,745
Gecina SA (REIT)	439	43,965
Nippon Building Fund, Inc. (REIT)	74	69,804

		187,514

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	404	40,093
CapitaLand Investment Ltd.	21,867	45,600
CBRE Group, Inc., Class A*	1,974	311,023
CK Asset Holdings Ltd.	18,396	89,167
CoStar Group, Inc.*	2,854	240,792
Daito Trust Construction Co. Ltd.(x)	2,840	62,317
Daiwa House Industry Co. Ltd.	5,305	190,841
Fastighets AB Balder, Class B*	6,840	48,926
Henderson Land Development Co. Ltd.	14,204	50,085
Hongkong Land Holdings Ltd.	10,454	66,174
Hulic Co. Ltd.	4,427	48,495
LEG Immobilien SE	720	57,228
Mitsubishi Estate Co. Ltd.	10,152	233,609
Mitsui Fudosan Co. Ltd.	25,219	275,067
Sagax AB, Class B	2,094	43,662
Sino Land Co. Ltd.	34,859	44,123
Sumitomo Realty & Development Co. Ltd.	2,958	130,653
Sun Hung Kai Properties Ltd.	13,696	164,029
Swiss Prime Site AG (Registered)	764	106,819
Vonovia SE	7,166	223,372
Wharf Holdings Ltd. (The)	9,900	28,319
Wharf Real Estate Investment Co. Ltd.	15,963	47,180

		2,547,574

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	958	185,057
Camden Property Trust (REIT)	720	76,881
Equity Residential (REIT)	2,341	151,533
Essex Property Trust, Inc. (REIT)	434	116,164
Invitation Homes, Inc. (REIT)	3,799	111,425
Mid-America Apartment Communities, Inc. (REIT)	789	110,247
UDR, Inc. (REIT)	2,031	75,675

		826,982

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	529	53,593
Kimco Realty Corp. (REIT)	4,561	99,658
Klepierre SA (REIT)	2,050	79,810
Link REIT (REIT)	24,760	127,269
Realty Income Corp. (REIT)	6,158	374,345
Regency Centers Corp. (REIT)	1,101	80,263
Scentre Group (REIT)	49,620	133,961
Simon Property Group, Inc. (REIT)	2,199	412,686
Unibail-Rodamco-Westfield (REIT)	1,160	121,808
Vicinity Ltd. (REIT)	37,826	63,074

		1,546,467

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,154	606,577
Crown Castle, Inc. (REIT)	2,933	283,005
Digital Realty Trust, Inc. (REIT)	2,159	373,248
Equinix, Inc. (REIT)	659	516,155
Extra Space Storage, Inc. (REIT)	1,430	201,544
Iron Mountain, Inc. (REIT)	1,989	202,759
Public Storage (REIT)	1,064	307,337
SBA Communications Corp. (REIT)	723	139,792
VICI Properties, Inc. (REIT), Class A	7,183	234,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	4,860	$120,479

		2,985,134

Total Real Estate		10,966,327

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA	235	47,152
Alliant Energy Corp.	1,731	116,687
American Electric Power Co., Inc.	3,602	405,225
BKW AG	201	42,899
Chubu Electric Power Co., Inc.	6,515	90,686
CK Infrastructure Holdings Ltd.	5,785	37,987
CLP Holdings Ltd.	15,457	128,015
Constellation Energy Corp.	2,104	692,363
Contact Energy Ltd.	8,185	43,182
Duke Energy Corp.	5,238	648,202
Edison International	2,592	143,286
EDP SA	29,894	141,687
Elia Group SA/NV, Class B	416	47,937
Endesa SA	3,026	96,668
Enel SpA	77,492	733,840
Entergy Corp.	3,007	280,222
Evergy, Inc.	1,550	117,831
Eversource Energy	2,470	175,716
Exelon Corp.	6,803	306,203
FirstEnergy Corp.	3,500	160,370
Fortum OYJ	4,274	80,813
Iberdrola SA	60,477	1,143,504
Kansai Electric Power Co., Inc. (The)	9,013	129,114
NextEra Energy, Inc.	13,870	1,047,046
NRG Energy, Inc.	1,303	211,021
Origin Energy Ltd.	16,412	135,748
PG&E Corp.	14,804	223,244
Pinnacle West Capital Corp.	804	72,087
Power Assets Holdings Ltd.	13,127	83,128
PPL Corp.(x)	4,981	185,094
Redeia Corp. SA	3,866	74,619
Southern Co. (The)	7,409	702,151
SSE plc	10,544	246,956
Terna - Rete Elettrica Nazionale	13,404	135,936
Verbund AG	649	47,165
Xcel Energy, Inc.	3,984	321,310

		9,295,094

Gas Utilities (0.1%)
APA Group	12,428	73,025
Atmos Energy Corp.	1,081	184,581
Hong Kong & China Gas Co. Ltd.	107,086	93,023
Osaka Gas Co. Ltd.	3,375	97,883
Snam SpA	19,210	115,429
Tokyo Gas Co. Ltd.	3,029	107,818

		671,759

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,796	63,115
EDP Renovaveis SA	3,004	39,501
Meridian Energy Ltd.	12,459	40,233
Orsted A/S(m)(x)*	1,602	28,611
RWE AG	6,025	267,525
Vistra Corp.	2,148	420,836

		859,821

Multi-Utilities (0.4%)
Ameren Corp.	1,821	190,076
CenterPoint Energy, Inc.	4,397	170,604
Centrica plc	46,263	103,657
CMS Energy Corp.	2,016	147,692
Consolidated Edison, Inc.	2,429	244,163
Dominion Energy, Inc.	5,748	351,605
DTE Energy Co.	1,398	197,719
E.ON SE	21,391	402,202
Engie SA	17,402	372,965
National Grid plc	46,707	670,563
NiSource, Inc.	3,171	137,304
Public Service Enterprise Group, Inc.	3,362	280,593
Sembcorp Industries Ltd.	8,500	39,668
Sempra	4,395	395,462
Veolia Environnement SA	5,999	204,110
WEC Energy Group, Inc.	2,168	248,431

		4,156,814

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,314	182,896
Severn Trent plc	2,579	89,765
United Utilities Group plc	6,496	100,163

		372,824

Total Utilities		15,356,312

Total Common Stocks (59.1%) (Cost $380,686,561)		570,248,916

EXCHANGE TRADED FUNDS (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust(x)	70,742	42,164,354

Total Exchange Traded Funds (4.3%) (Cost $31,368,706)		42,164,354

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (14.9%)
U.S. Treasury Bonds
6.125%, 11/15/27	$1,896,100	1,992,088
5.250%, 11/15/28	1,649,300	1,726,511
U.S. Treasury Notes
4.625%, 6/30/26	2,245,200	2,258,945
1.500%, 8/15/26	4,196,800	4,115,681
0.875%, 9/30/26	6,709,700	6,523,996
2.000%, 11/15/26	3,908,200	3,834,580
1.500%, 1/31/27	990,600	962,700
2.250%, 2/15/27	1,962,300	1,925,064
1.875%, 2/28/27	497,800	485,548
2.375%, 5/15/27	2,289,900	2,244,134
2.250%, 8/15/27	5,527,100	5,390,859
2.250%, 11/15/27	3,255,500	3,165,487
3.875%, 12/31/27	994,200	999,831
2.750%, 2/15/28	2,037,000	1,996,875
3.625%, 3/31/28	1,835,600	1,836,476
3.500%, 4/30/28	1,531,500	1,527,428
2.875%, 5/15/28	881,000	864,624
3.625%, 5/31/28	846,000	846,275
4.000%, 6/30/28	517,500	522,675
2.875%, 8/15/28	137,000	134,201
4.375%, 8/31/28	1,527,100	1,558,561
4.625%, 9/30/28	845,400	869,357
4.875%, 10/31/28	2,155,600	2,232,896
3.125%, 11/15/28	2,244,400	2,210,645
4.375%, 11/30/28	1,598,200	1,633,158
3.750%, 12/31/28	1,383,100	1,387,861
4.000%, 1/31/29	2,162,700	2,186,353
2.625%, 2/15/29	5,503,000	5,326,361
4.250%, 2/28/29	7,281,500	7,421,978
4.625%, 4/30/29	5,290,200	5,459,256
2.375%, 5/15/29	2,513,800	2,404,893
4.500%, 5/31/29	5,037,900	5,180,075
4.250%, 6/30/29	8,765,200	8,941,411
1.625%, 8/15/29	2,297,000	2,131,280
3.500%, 9/30/29	2,715,000	2,696,722
1.750%, 11/15/29	2,344,000	2,174,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 2/15/30	$2,437,400	$2,223,173
0.625%, 5/15/30	1,850,800	1,609,293
0.625%, 8/15/30	1,789,100	1,542,732
4.125%, 8/31/30	1,896,500	1,928,946
4.625%, 9/30/30	2,723,000	2,831,086
4.875%, 10/31/30	1,484,000	1,560,405
0.875%, 11/15/30	1,929,000	1,673,134
4.375%, 11/30/30	3,221,300	3,313,417
3.750%, 12/31/30	2,020,300	2,018,724
1.625%, 5/15/31	1,207,500	1,075,456
1.250%, 8/15/31	1,243,400	1,075,724
1.375%, 11/15/31	1,598,700	1,383,845
1.875%, 2/15/32	2,614,500	2,319,687
2.875%, 5/15/32	860,100	808,583
2.750%, 8/15/32	945,400	878,999
4.125%, 11/15/32	887,100	897,428
3.500%, 2/15/33	666,500	647,130
3.375%, 5/15/33	1,044,200	1,003,098
3.875%, 8/15/33	1,267,700	1,257,506
4.500%, 11/15/33	1,711,200	1,769,084
4.000%, 2/15/34	3,947,000	3,936,423
4.375%, 5/15/34	4,317,100	4,416,976
3.875%, 8/15/34	2,807,800	2,765,099
4.250%, 11/15/34	562,500	568,884
4.625%, 2/15/35	2,214,700	2,301,687
4.250%, 5/15/35	900,700	908,986

Total U.S. Treasury Obligations		143,884,896

Total Long-Term Debt Securities (14.9%) (Cost $144,396,651)		143,884,896

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Sofina SA, expiring 10/2/25*	147	328

Total Financials		328

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
Orsted A/S, expiring 10/2/25*	24,030	23,924

Total Utilities		23,924

Total Rights (0.0%)† (Cost $67,349)		24,252

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (20.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	2,985,133	2,985,133
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	190,637,365	190,713,620
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		194,698,753

Total Short-Term Investments (20.2%) (Cost $194,686,665)		194,698,753

Total Investments in Securities (98.5%) (Cost $751,205,932)		951,021,171
Other Assets Less Liabilities (1.5%)		14,202,246

Net Assets (100%)		$965,223,417

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $2,130,808 or 0.2%of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $6,103,419. This was collateralized by $2,425,066 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%,maturing 10/9/25 – 5/15/55 and by cash of $3,985,133 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS)

Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	560	12/2025	EUR	36,430,302	548,403
FTSE 100 Index	142	12/2025	GBP	17,966,048	156,267
MSCI EAFE E-Mini Index	3	12/2025	USD	417,795	(1,056)
Russell 2000 E-Mini Index	356	12/2025	USD	43,707,900	249,956
S&P 500 E-Mini Index	346	12/2025	USD	116,580,375	1,445,585
S&P 500 Micro E-Mini Index	6	12/2025	USD	202,163	2,697
SPI 200 Index	43	12/2025	AUD	6,311,609	(22,410)
TOPIX Index	70	12/2025	JPY	14,867,634	26,349

					2,405,791

Short Contracts
U.S. Treasury 2 Year Note	(36)	12/2025	USD	(7,502,344)	1,022
U.S. Treasury 5 Year Note	(31)	12/2025	USD	(3,385,055)	(5,942)
U.S. Treasury 10 Year Note	(61)	12/2025	USD	(6,862,500)	(30,822)

					(35,742)

					2,370,049

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,368,097	JPY	493,820,211	JPMorgan Chase Bank	10/30/2025	18,060
AUD	2,180,036	USD	1,411,318	Royal Bank of Scotland	11/7/2025	31,968
USD	508,081	NZD	856,066	JPMorgan Chase Bank	11/7/2025	11,053
NOK	2,151,229	USD	214,231	JPMorgan Chase Bank	11/20/2025	1,381
SEK	80,007,510	USD	8,524,814	Barclays Bank plc	11/20/2025	637
SEK	56,726,203	USD	6,023,569	HSBC Bank plc	11/20/2025	21,069
USD	9,055,271	CHF	7,125,493	UBS AG	11/21/2025	49,777
USD	20,596,921	GBP	15,068,797	Bank of America	12/5/2025	327,983

Total unrealized appreciation						461,928

JPY	1,856,470,930	USD	12,613,767	JPMorgan Chase Bank	10/30/2025	(19,617)
JPY	1,916,842,831	USD	13,091,579	Morgan Stanley	10/30/2025	(87,871)
USD	5,243,051	JPY	775,272,100	HSBC Bank plc	10/30/2025	(16,333)
USD	1,416,813	AUD	2,180,036	Bank of America	11/7/2025	(26,474)
USD	29,000	AUD	44,628	JPMorgan Chase Bank	11/7/2025	(546)
CHF	9,133,619	USD	11,622,761	JPMorgan Chase Bank	11/21/2025	(79,314)
EUR	2,268,150	USD	2,680,386	HSBC Bank plc	11/21/2025	(9,447)
EUR	25,929,645	USD	30,593,092	Morgan Stanley	11/21/2025	(58,730)

Total unrealized depreciation						(298,332)

Net unrealized appreciation						163,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,945,537	$8,141,068	$—	$48,086,605
Consumer Discretionary	41,128,949	18,365,909	—	59,494,858
Consumer Staples	19,058,252	13,821,249	—	32,879,501
Energy	11,096,917	5,908,526	—	17,005,443
Financials	52,139,247	45,889,507	—	98,028,754
Health Care	34,267,922	19,873,400	—	54,141,322
Industrials	32,182,346	35,663,064	—	67,845,410
Information Technology	134,196,470	14,943,053	—	149,139,523
Materials	6,817,576	10,487,285	—	17,304,861
Real Estate	7,441,611	3,524,716	—	10,966,327
Utilities	9,023,135	6,333,177	—	15,356,312
Exchange Traded Funds	42,164,354	—	—	42,164,354
Forward Currency Contracts	—	461,928	—	461,928
Futures	2,430,279	—	—	2,430,279
Rights
Financials	—	328	—	328
Utilities	—	23,924	—	23,924
Short-Term Investments
Investment Companies	194,698,753	—	—	194,698,753
U.S. Treasury Obligations	—	143,884,896	—	143,884,896

Total Assets	$626,591,348	$327,322,030	$—	$953,913,378

Liabilities:
Forward Currency Contracts	$—	$(298,332)	$—	$(298,332)
Futures	(60,230)	—	—	(60,230)

Total Liabilities	$(60,230)	$(298,332)	$—	$(358,562)

Total	$626,531,118	$327,023,698	$—	$953,554,816

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,962,929
Aggregate gross unrealized depreciation	(24,538,779)

Net unrealized appreciation	$205,424,150

Federal income tax cost of investments in securities and derivative instruments, if applicable	$748,130,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	57,773	$1,631,510
BT Group plc	65,187	167,581
Cellnex Telecom SA(m)	5,391	186,651
Deutsche Telekom AG (Registered)	38,067	1,296,531
Elisa OYJ	1,550	81,271
HKT Trust & HKT Ltd.	41,391	61,273
Infrastrutture Wireless Italiane SpA(m)	3,047	35,809
Koninklijke KPN NV	42,394	203,421
NTT, Inc.	325,766	340,778
Orange SA	20,299	329,121
Singapore Telecommunications Ltd.	81,003	259,345
Swisscom AG (Registered)	282	204,579
Telecom Italia SpA*	115,939	60,613
Telefonica SA(x)	40,176	207,448
Telenor ASA	6,711	111,227
Telia Co. AB	25,713	98,024
Telstra Group Ltd.	42,613	135,910
Verizon Communications, Inc.	34,067	1,497,245

		6,908,337

Entertainment (1.0%)
Bollore SE	7,662	43,323
Capcom Co. Ltd.	3,792	103,156
CTS Eventim AG & Co. KGaA	680	66,583
Electronic Arts, Inc.	1,819	366,892
Konami Group Corp.	1,070	154,475
Live Nation Entertainment, Inc.*	1,274	208,172
Netflix, Inc.*	3,433	4,115,892
Nexon Co. Ltd.	3,591	78,845
Nintendo Co. Ltd.	12,064	1,044,592
Spotify Technology SA*	1,667	1,163,566
Take-Two Interactive Software, Inc.*	1,401	361,962
TKO Group Holdings, Inc., Class A	557	112,492
Toho Co. Ltd.(x)	1,192	76,573
Universal Music Group NV	11,997	345,930
Walt Disney Co. (The)	14,527	1,663,341
Warner Bros Discovery, Inc.*	20,004	390,678

		10,296,472

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A	47,000	11,425,700
Alphabet, Inc., Class C	37,731	9,189,385
Auto Trader Group plc(m)	9,508	100,789
CAR Group Ltd.	4,118	100,221
LY Corp.	30,287	97,506
Match Group, Inc.	1,944	68,662
Meta Platforms, Inc., Class A	17,513	12,861,197
REA Group Ltd.	576	88,066
Scout24 SE(m)	817	102,251

		34,033,777

Media (0.2%)
Charter Communications, Inc., Class A(x)*	750	206,329
Comcast Corp., Class A	29,756	934,934
Fox Corp., Class A	1,696	106,950
Fox Corp., Class B	1,066	61,071
Informa plc	14,223	175,523
Interpublic Group of Cos., Inc. (The)	2,959	82,586
News Corp., Class A	3,042	93,420
News Corp., Class B	899	31,060
Omnicom Group, Inc.	1,565	127,594
Paramount Skydance Corp., Class B(x)	2,495	47,205
Publicis Groupe SA	2,495	239,262
Trade Desk, Inc. (The), Class A*	3,601	176,485
WPP plc	11,757	58,156

		2,340,575

Wireless Telecommunication Services (0.4%)
KDDI Corp.	34,203	545,939
SoftBank Corp.	312,686	460,302
SoftBank Group Corp.	10,383	1,311,873
Tele2 AB, Class B	5,966	101,742
T-Mobile US, Inc.	3,910	935,976
Vodafone Group plc	212,273	245,975

		3,601,807

Total Communication Services		57,180,968

Consumer Discretionary (6.9%)
Automobile Components (0.1%)
Aisin Corp.	5,404	93,547
Aptiv plc*	1,759	151,661
Bridgestone Corp.	6,185	286,404
Cie Generale des Etablissements Michelin SCA	7,309	262,068
Continental AG	1,199	78,999
Denso Corp.	19,065	275,304
Sumitomo Electric Industries Ltd.	7,815	222,901

		1,370,884

Automobiles (1.6%)
Bayerische Motoren Werke AG	3,059	306,851
Bayerische Motoren Werke AG (Preference)(q)	610	56,542
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,241	60,145
Ferrari NV	1,374	663,970
Ford Motor Co.	31,584	377,745
General Motors Co.	7,693	469,042
Honda Motor Co. Ltd.(x)	43,131	446,520
Isuzu Motors Ltd.(x)	5,801	73,334
Mercedes-Benz Group AG	7,873	494,239
Nissan Motor Co. Ltd.*	24,249	59,653
Porsche Automobil Holding SE (Preference)(q)	1,669	65,545
Renault SA	2,095	85,595
Stellantis NV	21,980	202,935
Subaru Corp.	6,350	130,104
Suzuki Motor Corp.	17,150	250,550
Tesla, Inc.*	22,673	10,083,137
Toyota Motor Corp.	103,402	1,992,386
Volkswagen AG (Preference)(q)	2,248	242,707
Yamaha Motor Co. Ltd.	9,944	74,638

		16,135,638

Broadline Retail (2.0%)
Amazon.com, Inc.*	78,415	17,217,582
eBay, Inc.	3,692	335,787
Next plc	1,272	211,701
Pan Pacific International Holdings Corp.	20,805	137,167
Prosus NV	14,270	1,004,216
Rakuten Group, Inc.*	16,466	106,878
Ryohin Keikaku Co. Ltd.	5,600	111,519
Sea Ltd. (ADR)*	4,171	745,483
Wesfarmers Ltd.	12,374	753,448

		20,623,781

Distributors (0.0%)†
D’ieteren Group	234	43,737
Genuine Parts Co.	1,124	155,786
LKQ Corp.	2,079	63,493
Pool Corp.	265	82,168

		345,184

Diversified Consumer Services (0.0%)†
Pearson plc	6,392	90,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.1%)
Accor SA	2,136	$101,063
Airbnb, Inc., Class A*	3,467	420,963
Amadeus IT Group SA	4,911	389,189
Aristocrat Leisure Ltd.	6,120	283,391
Booking Holdings, Inc.	262	1,414,609
Carnival Corp.*	8,772	253,598
Chipotle Mexican Grill, Inc.*	10,834	424,584
Compass Group plc	18,506	629,436
Darden Restaurants, Inc.	946	180,080
Delivery Hero SE(m)*	2,094	60,011
Domino’s Pizza, Inc.	252	108,791
DoorDash, Inc., Class A*	2,991	813,522
Entain plc	6,622	77,820
Evolution AB(m)	1,560	128,155
Expedia Group, Inc.	955	204,131
FDJ United	1,211	40,521
Galaxy Entertainment Group Ltd.	24,312	133,964
Genting Singapore Ltd.	64,446	36,721
Hilton Worldwide Holdings, Inc.	1,900	492,936
InterContinental Hotels Group plc	1,601	193,227
Las Vegas Sands Corp.	2,496	134,260
Lottery Corp. Ltd. (The)	23,906	93,013
Marriott International, Inc., Class A	1,820	474,001
McDonald’s Corp.	5,766	1,752,230
MGM Resorts International*	1,649	57,154
Norwegian Cruise Line Holdings Ltd.*	3,652	89,949
Oriental Land Co. Ltd.(x)	11,813	284,931
Royal Caribbean Cruises Ltd.	2,041	660,427
Sands China Ltd.	26,276	73,271
Sodexo SA	964	60,607
Starbucks Corp.	9,184	776,966
Whitbread plc	1,906	82,541
Wynn Resorts Ltd.	682	87,480
Yum! Brands, Inc.	2,242	340,784
Zensho Holdings Co. Ltd.	1,027	67,168

		11,421,494

Household Durables (0.4%)
Barratt Redrow plc	14,908	78,174
DR Horton, Inc.	2,240	379,613
Garmin Ltd.	1,322	325,503
Lennar Corp., Class A	1,839	231,788
Mohawk Industries, Inc.*	422	54,404
NVR, Inc.*	23	184,797
Panasonic Holdings Corp.	25,450	277,070
PulteGroup, Inc.	1,594	210,615
Sekisui House Ltd.	6,459	147,056
Sony Group Corp.	67,042	1,930,770

		3,819,790

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	6,330	210,807
Hasbro, Inc.	1,076	81,615
Shimano, Inc.	807	90,585

		383,007

Specialty Retail (1.0%)
AutoZone, Inc.*	135	579,183
Avolta AG	958	51,820
Best Buy Co., Inc.	1,588	120,085
CarMax, Inc.*	1,213	54,427
Fast Retailing Co. Ltd.	2,034	619,477
H & M Hennes & Mauritz AB, Class B(x)	6,147	114,427
Home Depot, Inc. (The)	8,039	3,257,323
Industria de Diseno Textil SA	11,892	655,786
JD Sports Fashion plc	27,645	35,432
Kingfisher plc	19,130	79,422
Lowe’s Cos., Inc.	4,528	1,137,932
Nitori Holdings Co. Ltd.(x)	4,265	82,295
O’Reilly Automotive, Inc.*	6,856	739,145
Ross Stores, Inc.	2,643	402,767
Sanrio Co. Ltd.(x)	1,900	89,305
TJX Cos., Inc. (The)	9,014	1,302,884
Tractor Supply Co.	4,282	243,517
Ulta Beauty, Inc.*	363	198,470
Williams-Sonoma, Inc.	994	194,277
Zalando SE(m)*	2,447	74,724
ZOZO, Inc.(x)	4,823	44,354

		10,077,052

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,864	392,604
Asics Corp.	7,580	198,463
Cie Financiere Richemont SA (Registered)	5,863	1,116,552
Deckers Outdoor Corp.*	1,199	121,543
Hermes International SCA	345	843,714
Kering SA	812	269,363
Lululemon Athletica, Inc.*	881	156,756
LVMH Moet Hennessy Louis Vuitton SE	2,727	1,666,451
Moncler SpA	2,546	149,068
NIKE, Inc., Class B	9,599	669,338
Pandora A/S	861	112,181
Ralph Lauren Corp.	313	98,144
Swatch Group AG (The)(x)	315	59,138
Tapestry, Inc.	1,682	190,436

		6,043,751

Total Consumer Discretionary		70,311,404

Consumer Staples (3.8%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	10,777	642,759
Asahi Group Holdings Ltd.	15,799	189,682
Brown-Forman Corp., Class B	1,423	38,535
Carlsberg A/S, Class B	1,025	119,104
Coca-Cola Co. (The)	31,295	2,075,484
Coca-Cola Europacific Partners plc	2,511	227,020
Coca-Cola HBC AG	2,377	112,017
Constellation Brands, Inc., Class A	1,154	155,409
Davide Campari-Milano NV(x)	6,709	42,298
Diageo plc	24,265	579,417
Heineken Holding NV	1,413	96,799
Heineken NV	3,140	244,859
Keurig Dr Pepper, Inc.	10,976	279,998
Kirin Holdings Co. Ltd.	8,479	124,274
Molson Coors Beverage Co., Class B	1,369	61,947
Monster Beverage Corp.*	5,759	387,638
PepsiCo, Inc.	11,062	1,553,547
Pernod Ricard SA	2,200	215,776
Suntory Beverage & Food Ltd.	1,481	46,317

		7,192,880

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	24,207	293,820
Carrefour SA	6,420	97,195
Coles Group Ltd.	14,622	225,339
Costco Wholesale Corp.	3,583	3,316,532
Dollar General Corp.	1,778	183,756
Dollar Tree, Inc.*	1,568	147,972
J Sainsbury plc	18,794	84,422
Jeronimo Martins SGPS SA	3,086	74,999
Kesko OYJ, Class B	2,977	63,262
Kobe Bussan Co. Ltd.	1,603	44,052
Koninklijke Ahold Delhaize NV	9,897	400,294
Kroger Co. (The)	4,915	331,320
Marks & Spencer Group plc	22,413	109,872
MatsukiyoCocokara & Co.	3,544	71,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Seven & i Holdings Co. Ltd.	22,694	$305,533
Sysco Corp.	3,858	317,668
Target Corp.	3,671	329,289
Tesco plc	71,574	428,838
Walmart, Inc.	35,464	3,654,920
Woolworths Group Ltd.	13,318	235,294

		10,716,367

Food Products (0.7%)
Ajinomoto Co., Inc.	9,851	282,837
Archer-Daniels-Midland Co.	3,882	231,911
Associated British Foods plc	3,521	97,123
Barry Callebaut AG (Registered)(x)	39	53,401
Bunge Global SA	1,132	91,975
Campbell’s Co. (The)(x)	1,590	50,212
Chocoladefabriken Lindt & Spruengli AG	10	152,754
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	150,242
Conagra Brands, Inc.	3,871	70,878
Danone SA	7,057	614,436
General Mills, Inc.	4,320	217,814
Hershey Co. (The)	1,197	223,899
Hormel Foods Corp.	2,355	58,263
J M Smucker Co. (The)	862	93,613
JDE Peet’s NV	1,862	68,206
Kellanova	2,172	178,147
Kerry Group plc, Class A	1,784	160,753
Kikkoman Corp.(x)	7,432	63,070
Kraft Heinz Co. (The)	6,885	179,285
Lamb Weston Holdings, Inc.	1,126	65,398
Lotus Bakeries NV	4	37,664
McCormick & Co., Inc. (Non-Voting)	2,044	136,764
Meiji Holdings Co. Ltd.(x)	2,656	55,065
Mondelez International, Inc., Class A	10,455	653,124
Mowi ASA	5,072	107,137
Nestle SA (Registered)	28,099	2,579,227
Nissin Foods Holdings Co. Ltd.(x)	2,096	39,487
Orkla ASA	7,640	79,772
Salmar ASA	729	38,935
Tyson Foods, Inc., Class A	2,309	125,379
WH Group Ltd.(m)	93,380	101,156
Wilmar International Ltd.	20,473	45,233
Yakult Honsha Co. Ltd.(x)	2,734	44,582

		7,147,742

Household Products (0.5%)
Church & Dwight Co., Inc.	1,968	172,456
Clorox Co. (The)	988	121,820
Colgate-Palmolive Co.	6,530	522,008
Essity AB, Class B	6,566	171,431
Henkel AG & Co. KGaA	1,133	84,002
Henkel AG & Co. KGaA (Preference)(q)	1,748	140,989
Kimberly-Clark Corp.	2,681	333,355
Procter & Gamble Co. (The)	18,926	2,907,980
Reckitt Benckiser Group plc	7,405	569,455
Unicharm Corp.	12,209	79,206

		5,102,702

Personal Care Products (0.3%)
Beiersdorf AG	1,061	110,865
Estee Lauder Cos., Inc. (The), Class A	1,892	166,723
Kao Corp.	5,065	220,944
Kenvue, Inc.	15,506	251,663
L’Oreal SA	2,622	1,134,375
Shiseido Co. Ltd.	4,363	74,553
Unilever plc	26,738	1,582,237

		3,541,360

Tobacco (0.5%)
Altria Group, Inc.	13,573	896,632
British American Tobacco plc	22,734	1,206,794
Imperial Brands plc	8,416	357,444
Japan Tobacco, Inc.	13,089	430,326
Philip Morris International, Inc.	12,577	2,039,989

		4,931,185

Total Consumer Staples		38,632,236

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,966	388,104
Halliburton Co.	6,889	169,469
Schlumberger NV	12,055	414,330
Tenaris SA	4,089	72,923

		1,044,826

Oil, Gas & Consumable Fuels (1.9%)
Aker BP ASA	3,444	87,346
APA Corp.	2,891	70,193
BP plc	172,973	990,428
Chevron Corp.	15,550	2,414,760
ConocoPhillips	10,091	954,508
Coterra Energy, Inc.	6,166	145,826
Devon Energy Corp.	5,129	179,823
Diamondback Energy, Inc.	1,520	217,512
ENEOS Holdings, Inc.	29,490	187,427
Eni SpA(x)	22,299	389,194
EOG Resources, Inc.	4,411	494,561
EQT Corp.	5,042	274,436
Equinor ASA	8,362	203,948
Expand Energy Corp.	1,924	204,406
Exxon Mobil Corp.	34,446	3,883,787
Galp Energia SGPS SA	4,547	85,948
Idemitsu Kosan Co. Ltd.(x)	8,447	58,033
Inpex Corp.	9,593	173,392
Kinder Morgan, Inc.	15,799	447,270
Marathon Petroleum Corp.	2,456	473,369
Neste OYJ	4,611	84,370
Occidental Petroleum Corp.	5,806	274,334
OMV AG	1,605	85,587
ONEOK, Inc.	5,088	371,271
Phillips 66	3,265	444,105
Repsol SA	12,617	223,158
Santos Ltd.	35,402	157,654
Shell plc	64,264	2,287,334
Targa Resources Corp.	1,739	291,352
Texas Pacific Land Corp.(x)	156	145,648
TotalEnergies SE	22,390	1,359,825
Valero Energy Corp.	2,510	427,353
Williams Cos., Inc. (The)	9,867	625,074
Woodside Energy Group Ltd.	20,700	315,446

		19,028,678

Total Energy		20,073,504

Financials (11.3%)
Banks (4.6%)
ABN AMRO Bank NV (CVA)(m)	6,357	203,379
AIB Group plc	23,293	210,983
ANZ Group Holdings Ltd.	32,532	714,893
Banca Monte dei Paschi di Siena SpA	21,521	190,511
Banco Bilbao Vizcaya Argentaria SA	62,853	1,205,771
Banco BPM SpA	12,387	185,059
Banco Comercial Portugues SA, Class R	90,598	80,115
Banco de Sabadell SA	53,643	207,833
Banco Santander SA	162,332	1,691,259
Bank Hapoalim BM	13,627	276,967
Bank Leumi Le-Israel BM	16,284	320,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	55,059	$2,840,494
Bank of Ireland Group plc	10,500	172,770
Bankinter SA	7,348	115,644
Banque Cantonale Vaudoise (Registered)	328	38,690
Barclays plc	154,213	787,294
BNP Paribas SA	11,099	1,007,670
BOC Hong Kong Holdings Ltd.	40,438	189,876
BPER Banca SpA	15,938	176,567
CaixaBank SA	42,486	446,233
Chiba Bank Ltd. (The)(x)	6,184	65,003
Citigroup, Inc.	14,874	1,509,711
Citizens Financial Group, Inc.	3,485	185,263
Commerzbank AG	8,395	316,284
Commonwealth Bank of Australia	18,251	2,015,599
Credit Agricole SA	11,545	226,630
Danske Bank A/S	7,282	310,267
DBS Group Holdings Ltd.	23,234	921,291
DNB Bank ASA	9,665	262,942
Erste Group Bank AG	3,356	327,817
Fifth Third Bancorp	5,348	238,253
FinecoBank Banca Fineco SpA	6,665	144,020
Hang Seng Bank Ltd.	8,224	125,231
HSBC Holdings plc	190,228	2,673,503
Huntington Bancshares, Inc.	11,844	204,546
ING Groep NV	32,954	854,074
Intesa Sanpaolo SpA	155,328	1,023,785
Israel Discount Bank Ltd., Class A	13,360	132,059
Japan Post Bank Co. Ltd.	19,477	238,976
JPMorgan Chase & Co.	22,217	7,007,908
KBC Group NV	2,504	298,245
KeyCorp	7,531	140,754
Lloyds Banking Group plc	653,154	736,297
M&T Bank Corp.	1,263	249,594
Mitsubishi UFJ Financial Group, Inc.	124,982	2,023,240
Mizrahi Tefahot Bank Ltd.	1,700	111,838
Mizuho Financial Group, Inc.	27,409	924,476
National Australia Bank Ltd.	33,405	975,896
NatWest Group plc	88,302	619,438
Nordea Bank Abp	34,047	558,621
Oversea-Chinese Banking Corp. Ltd.	37,088	472,675
PNC Financial Services Group, Inc. (The)	3,182	639,359
Regions Financial Corp.	7,210	190,128
Resona Holdings, Inc.	22,685	231,705
Skandinaviska Enskilda Banken AB, Class A	16,504	322,388
Societe Generale SA	7,853	519,629
Standard Chartered plc	21,542	415,891
Sumitomo Mitsui Financial Group, Inc.	40,234	1,136,134
Sumitomo Mitsui Trust Group, Inc.	7,019	204,042
Svenska Handelsbanken AB, Class A	15,900	206,722
Swedbank AB, Class A	9,256	278,435
Truist Financial Corp.	10,418	476,311
UniCredit SpA	15,289	1,157,240
United Overseas Bank Ltd.	13,475	361,228
US Bancorp	12,574	607,701
Wells Fargo & Co.	25,883	2,169,513
Westpac Banking Corp.	37,320	962,350
Yokohama Financial Group, Inc.	11,199	86,102

		46,922,112

Capital Markets (2.3%)
3i Group plc	10,612	583,585
Ameriprise Financial, Inc.	762	374,333
Amundi SA(m)	672	53,176
ASX Ltd.	2,118	82,113
Bank of New York Mellon Corp. (The)	5,698	620,854
BlackRock, Inc.	1,164	1,357,073
Blackstone, Inc.	5,956	1,017,583
Cboe Global Markets, Inc.	845	207,236
Charles Schwab Corp. (The)	13,787	1,316,245
CME Group, Inc.	2,912	786,793
Coinbase Global, Inc., Class A*	1,827	616,594
CVC Capital Partners plc(m)	2,317	40,314
Daiwa Securities Group, Inc.(x)	14,516	118,034
Deutsche Bank AG (Registered)	20,181	709,620
Deutsche Boerse AG	2,053	549,795
EQT AB	4,037	139,621
Euronext NV(m)	852	127,437
FactSet Research Systems, Inc.	305	87,379
Franklin Resources, Inc.	2,475	57,247
Futu Holdings Ltd. (ADR)	697	121,215
Goldman Sachs Group, Inc. (The)	2,446	1,947,872
Hong Kong Exchanges & Clearing Ltd.	13,136	746,100
Interactive Brokers Group, Inc., Class A	3,597	247,510
Intercontinental Exchange, Inc.	4,625	779,220
Invesco Ltd.	3,603	82,653
Japan Exchange Group, Inc.	10,776	120,413
Julius Baer Group Ltd.	2,245	154,997
KKR & Co., Inc.	5,543	720,313
London Stock Exchange Group plc	5,180	593,274
Macquarie Group Ltd.	3,947	572,831
Moody’s Corp.	1,247	594,171
Morgan Stanley	9,802	1,558,126
MSCI, Inc.	625	354,631
Nasdaq, Inc.	3,663	323,992
Nomura Holdings, Inc.	32,730	240,244
Northern Trust Corp.	1,545	207,957
Partners Group Holding AG	247	320,676
Raymond James Financial, Inc.	1,434	247,508
Robinhood Markets, Inc., Class A*	6,253	895,305
S&P Global, Inc.	2,525	1,228,943
SBI Holdings, Inc.	3,103	135,043
Schroders plc	7,899	39,944
Singapore Exchange Ltd.	9,136	117,073
State Street Corp.	2,292	265,895
T. Rowe Price Group, Inc.	1,775	182,186
UBS Group AG (Registered)	34,621	1,413,892

		23,057,016

Consumer Finance (0.3%)
American Express Co.	4,386	1,456,854
Capital One Financial Corp.	5,167	1,098,401
Synchrony Financial	3,006	213,576

		2,768,831

Financial Services (2.0%)
Adyen NV(m)*	275	440,709
Apollo Global Management, Inc.	3,718	495,498
Banca Mediolanum SpA	2,437	48,783
Berkshire Hathaway, Inc., Class B*	14,816	7,448,596
Block, Inc., Class A*	4,440	320,879
Corpay, Inc.*	571	164,482
Edenred SE	2,615	62,017
EXOR NV	1,019	99,537
Fidelity National Information Services, Inc.	4,221	278,333
Fiserv, Inc.*	4,392	566,260
Global Payments, Inc.	1,960	162,837
Groupe Bruxelles Lambert NV	871	77,768
Industrivarden AB, Class A	1,292	51,217
Industrivarden AB, Class C(x)	1,699	67,296
Infratil Ltd.	10,143	72,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Investor AB, Class B	18,870	$589,387
Jack Henry & Associates, Inc.	588	87,571
L E Lundbergforetagen AB, Class B	828	42,955
M&G plc	24,899	84,721
Mastercard, Inc., Class A	6,670	3,793,963
Mitsubishi HC Capital, Inc.	9,580	79,194
Nexi SpA(m)(x)	6,033	34,112
ORIX Corp.(x)	12,701	333,403
PayPal Holdings, Inc.*	7,719	517,636
Sofina SA(x)	168	49,507
Visa, Inc., Class A	13,725	4,685,440
Washington H Soul Pattinson & Co. Ltd.	2,606	66,372
Wise plc, Class A*	7,262	101,085

		20,822,181

Insurance (2.1%)
Admiral Group plc	2,838	127,940
Aegon Ltd.	14,412	115,600
Aflac, Inc.	3,889	434,401
Ageas SA/NV	1,626	112,440
AIA Group Ltd.	116,024	1,112,985
Allianz SE (Registered)	4,211	1,766,959
Allstate Corp. (The)	2,129	456,990
American International Group, Inc.	4,476	351,545
Aon plc, Class A	1,742	621,162
Arch Capital Group Ltd.	3,003	272,462
Arthur J Gallagher & Co.	2,071	641,472
ASR Nederland NV	1,580	107,182
Assurant, Inc.	408	88,373
Aviva plc	33,327	307,386
AXA SA	19,329	922,252
Baloise Holding AG (Registered)	449	110,776
Brown & Brown, Inc.	2,367	222,001
Chubb Ltd.	2,996	845,621
Cincinnati Financial Corp.	1,256	198,574
Dai-ichi Life Holdings, Inc.	38,285	301,858
Erie Indemnity Co., Class A	205	65,223
Everest Group Ltd.	339	118,728
Generali	9,293	364,518
Gjensidige Forsikring ASA	2,180	63,917
Globe Life, Inc.	654	93,502
Hannover Rueck SE	657	197,929
Hartford Insurance Group, Inc. (The)	2,272	303,062
Helvetia Holding AG (Registered)	405	99,056
Insurance Australia Group Ltd.	25,779	139,875
Japan Post Holdings Co. Ltd.	19,402	192,859
Japan Post Insurance Co. Ltd.	2,041	57,869
Legal & General Group plc	62,518	200,111
Loews Corp.	1,374	137,936
Marsh & McLennan Cos., Inc.	3,972	800,477
Medibank Pvt Ltd.	30,015	95,730
MetLife, Inc.	4,514	371,818
MS&AD Insurance Group Holdings, Inc.	14,011	317,956
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,425	909,120
NN Group NV	2,932	206,195
Phoenix Financial Ltd.	2,463	92,208
Phoenix Group Holdings plc	7,657	66,267
Poste Italiane SpA(m)	4,983	118,117
Principal Financial Group, Inc.	1,638	135,807
Progressive Corp. (The)	4,736	1,169,555
Prudential Financial, Inc.	2,844	295,037
Prudential plc	28,149	394,098
QBE Insurance Group Ltd.	16,461	224,271
Sampo OYJ, Class A	26,396	303,022
Sompo Holdings, Inc.	9,700	300,081
Sony Financial Group, Inc.*	67,042	74,348
Suncorp Group Ltd.	11,802	158,218
Swiss Life Holding AG (Registered)	311	334,265
Swiss Re AG	3,257	601,648
T&D Holdings, Inc.(x)	5,317	130,224
Talanx AG	704	93,563
Tokio Marine Holdings, Inc.	20,072	850,873
Travelers Cos., Inc. (The)	1,819	507,901
Tryg A/S	3,665	92,979
Unipol Assicurazioni SpA	3,910	83,823
W.R. Berkley Corp.	2,418	185,267
Willis Towers Watson plc	788	272,215
Zurich Insurance Group AG	1,596	1,135,976

		21,473,623

Total Financials		115,043,763

Health Care (6.2%)
Biotechnology (0.9%)
AbbVie, Inc.	14,273	3,304,771
Amgen, Inc.	4,350	1,227,570
Argenx SE*	667	483,324
Biogen, Inc.*	1,185	165,995
CSL Ltd.	5,280	692,466
Genmab A/S*	664	201,298
Gilead Sciences, Inc.	10,025	1,112,775
Grifols SA	3,251	47,043
Incyte Corp.*	1,325	112,373
Moderna, Inc.*	2,798	72,272
Regeneron Pharmaceuticals, Inc.	823	462,748
Swedish Orphan Biovitrum AB*	2,134	65,010
Vertex Pharmaceuticals, Inc.*	2,072	811,478

		8,759,123

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	14,062	1,883,464
Alcon AG	5,448	405,563
Align Technology, Inc.*	545	68,245
Baxter International, Inc.	4,150	94,495
Becton Dickinson & Co.	2,316	433,486
BioMerieux	451	60,257
Boston Scientific Corp.*	11,972	1,168,826
Cochlear Ltd.	713	131,748
Coloplast A/S, Class B	1,375	117,430
Cooper Cos., Inc. (The)*	1,612	110,519
Demant A/S*	932	32,278
Dexcom, Inc.*	3,169	213,242
Edwards Lifesciences Corp.*	4,744	368,941
EssilorLuxottica SA	3,283	1,063,816
Fisher & Paykel Healthcare Corp. Ltd.	6,390	137,256
GE HealthCare Technologies, Inc.	3,689	277,044
Hologic, Inc.*	1,797	121,280
Hoya Corp.	3,712	513,934
IDEXX Laboratories, Inc.*	646	412,723
Insulet Corp.*	569	175,667
Intuitive Surgical, Inc.*	2,896	1,295,178
Koninklijke Philips NV	8,397	227,140
Medtronic plc	10,352	985,924
Olympus Corp.	12,423	157,172
ResMed, Inc.	1,183	323,823
Siemens Healthineers AG(m)	3,689	199,316
Smith & Nephew plc	9,070	163,151
Solventum Corp.*	1,191	86,943
Sonova Holding AG (Registered)	552	150,196
STERIS plc	796	196,962
Straumann Holding AG (Registered)	1,217	129,795
Stryker Corp.	2,780	1,027,683
Sysmex Corp.	5,466	67,436
Terumo Corp.	14,501	239,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	1,601	$157,698

		13,198,182

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,929	302,776
Cencora, Inc.	1,566	489,422
Centene Corp.*	3,770	134,514
Cigna Group (The)	2,157	621,755
CVS Health Corp.	10,248	772,597
DaVita, Inc.*	289	38,399
Elevance Health, Inc.	1,819	587,755
Fresenius Medical Care AG	2,399	125,787
Fresenius SE & Co. KGaA	4,605	256,268
HCA Healthcare, Inc.	1,323	563,863
Henry Schein, Inc.*	833	55,286
Humana, Inc.	972	252,885
Labcorp Holdings, Inc.	671	192,617
McKesson Corp.	1,005	776,403
Molina Healthcare, Inc.*	438	83,816
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	903	172,094
Sigma Healthcare Ltd.	50,324	98,899
Sonic Healthcare Ltd.	5,117	72,594
UnitedHealth Group, Inc.	7,318	2,526,905
Universal Health Services, Inc., Class B	456	93,225

		8,217,860

Health Care Technology (0.0%)†
M3, Inc.(x)	4,804	77,508
Pro Medicus Ltd.	626	127,701

		205,209

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,295	294,563
Bio-Techne Corp.	1,267	70,483
Charles River Laboratories International, Inc.*	398	62,271
Danaher Corp.	5,149	1,020,841
Eurofins Scientific SE	1,290	93,567
IQVIA Holdings, Inc.*	1,374	260,978
Lonza Group AG (Registered)	766	507,299
Mettler-Toledo International, Inc.*	166	203,783
QIAGEN NV	2,360	104,444
Revvity, Inc.	938	82,216
Sartorius AG (Preference)(q)	286	66,450
Sartorius Stedim Biotech	318	64,234
Thermo Fisher Scientific, Inc.	3,051	1,479,796
Waters Corp.*	481	144,209
West Pharmaceutical Services, Inc.	581	152,414

		4,607,548

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.(x)	19,686	213,054
AstraZeneca plc	16,911	2,543,190
Bayer AG (Registered)	10,710	354,966
Bristol-Myers Squibb Co.	16,446	741,715
Chugai Pharmaceutical Co. Ltd.	7,357	320,776
Daiichi Sankyo Co. Ltd.	18,575	416,378
Eisai Co. Ltd.(x)	2,897	97,458
Eli Lilly & Co.	6,424	4,901,512
Galderma Group AG	1,426	247,743
GSK plc	44,541	943,176
Haleon plc	97,953	437,894
Hikma Pharmaceuticals plc	1,814	41,425
Ipsen SA	411	54,816
Johnson & Johnson	19,459	3,608,088
Kyowa Kirin Co. Ltd.	2,620	40,721
Merck & Co., Inc.	20,181	1,693,791
Merck KGaA	1,409	181,056
Novartis AG (Registered)	20,734	2,607,736
Novo Nordisk A/S, Class B	35,124	1,903,962
Orion OYJ, Class B	1,186	90,716
Otsuka Holdings Co. Ltd.	4,706	250,089
Pfizer, Inc.	45,938	1,170,500
Recordati Industria Chimica e Farmaceutica SpA	1,254	76,116
Roche Holding AG (BMV Mexico Stock Exchange)	7,662	2,501,544
Roche Holding AG (OTC US Exchange)	349	119,336
Sandoz Group AG	4,557	270,025
Sanofi SA	12,051	1,111,363
Shionogi & Co. Ltd.	8,259	144,729
Takeda Pharmaceutical Co. Ltd.	17,355	506,385
Teva Pharmaceutical Industries Ltd. (ADR)*	12,503	252,561
UCB SA	1,378	380,193
Viatris, Inc.	9,420	93,258
Zoetis, Inc.	3,581	523,972

		28,840,244

Total Health Care		63,828,166

Industrials (7.8%)
Aerospace & Defense (1.8%)
Airbus SE	6,480	1,501,788
Axon Enterprise, Inc.*	634	454,984
BAE Systems plc	32,848	909,610
Boeing Co. (The)*	6,110	1,318,721
Dassault Aviation SA	214	71,505
Elbit Systems Ltd.	303	153,412
GE Aerospace	8,568	2,577,426
General Dynamics Corp.	2,040	695,640
Hensoldt AG	692	89,612
Howmet Aerospace, Inc.	3,257	639,121
Huntington Ingalls Industries, Inc.	317	91,267
Kongsberg Gruppen ASA	4,793	153,186
L3Harris Technologies, Inc.	1,512	461,780
Leonardo SpA	4,412	279,819
Lockheed Martin Corp.	1,660	828,689
Melrose Industries plc	13,860	113,482
MTU Aero Engines AG	587	269,396
Northrop Grumman Corp.	1,087	662,331
Rheinmetall AG	501	1,167,281
Rolls-Royce Holdings plc	92,143	1,474,685
RTX Corp.	10,815	1,809,674
Saab AB, Class B(x)	3,492	213,094
Safran SA	3,927	1,383,609
Singapore Technologies Engineering Ltd.	16,639	111,060
Textron, Inc.	1,440	121,666
Thales SA	1,010	316,132
TransDigm Group, Inc.	455	599,699

		18,468,669

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	954	126,310
Deutsche Post AG	10,466	466,192
DSV A/S	2,228	443,108
Expeditors International of Washington, Inc.	1,097	134,481
FedEx Corp.	1,754	413,611
InPost SA*	2,724	33,420
SG Holdings Co. Ltd.(x)	3,112	32,175
United Parcel Service, Inc., Class B	5,947	496,753

		2,146,050

Building Products (0.4%)
A.O. Smith Corp.	923	67,757
AGC, Inc.	2,085	68,027
Allegion plc	694	123,081
Assa Abloy AB, Class B	10,927	379,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Belimo Holding AG (Registered)	107	$111,765
Builders FirstSource, Inc.*	893	108,276
Carrier Global Corp.	6,463	385,841
Cie de Saint-Gobain SA	4,897	526,983
Daikin Industries Ltd.	2,911	336,206
Geberit AG (Registered)	370	277,576
Johnson Controls International plc	5,268	579,217
Kingspan Group plc	1,687	140,228
Lennox International, Inc.	258	136,575
Masco Corp.	1,692	119,100
Nibe Industrier AB, Class B	16,517	64,984
ROCKWOOL A/S, Class B	1,051	39,028
Trane Technologies plc	1,798	758,684

		4,222,402

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,902	244,544
Cintas Corp.	2,768	568,160
Copart, Inc.*	7,188	323,244
Dai Nippon Printing Co. Ltd.	4,336	73,755
Rentokil Initial plc	27,531	139,145
Republic Services, Inc.	1,640	376,347
Rollins, Inc.	2,271	133,398
Secom Co. Ltd.	4,575	167,829
Securitas AB, Class B	5,360	80,619
TOPPAN Holdings, Inc.	2,547	65,361
Veralto Corp.	2,005	213,753
Waste Management, Inc.	2,994	661,165

		3,047,320

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,954	155,998
Bouygues SA	2,086	93,848
Eiffage SA	748	95,459
EMCOR Group, Inc.	362	235,133
Ferrovial SE	5,599	320,656
Kajima Corp.	4,625	134,980
Obayashi Corp.	7,120	116,945
Quanta Services, Inc.	1,204	498,962
Skanska AB, Class B	3,709	96,090
Taisei Corp.	1,656	113,883
Vinci SA	5,394	746,957

		2,608,911

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	17,093	1,230,791
AMETEK, Inc.	1,866	350,808
Eaton Corp. plc	3,145	1,177,016
Emerson Electric Co.	4,547	596,475
Fuji Electric Co. Ltd.(x)	1,432	96,290
Fujikura Ltd.	2,780	271,731
GE Vernova, Inc.	2,200	1,352,780
Generac Holdings, Inc.*	474	79,348
Hubbell, Inc., Class B	429	184,603
Legrand SA	2,859	471,939
Mitsubishi Electric Corp.	20,769	534,094
Nidec Corp.	9,096	161,979
Prysmian SpA	3,069	303,314
Rockwell Automation, Inc.	908	317,373
Schneider Electric SE	5,979	1,667,868
Siemens Energy AG*	7,408	864,692
Vestas Wind Systems A/S	11,009	207,434

		9,868,535

Ground Transportation (0.5%)
Central Japan Railway Co.	8,433	241,953
CSX Corp.	15,063	534,887
East Japan Railway Co.(x)	10,472	256,339
Grab Holdings Ltd., Class A*	25,861	155,683
Hankyu Hanshin Holdings, Inc.(x)	2,626	77,492
JB Hunt Transport Services, Inc.	618	82,917
MTR Corp. Ltd.(x)	16,585	56,221
Norfolk Southern Corp.	1,813	544,643
Old Dominion Freight Line, Inc.	1,494	210,325
Tokyo Metro Co. Ltd.(x)	3,196	36,621
Tokyu Corp.	5,460	66,605
Uber Technologies, Inc.*	16,850	1,650,794
Union Pacific Corp.	4,792	1,132,685
West Japan Railway Co.(x)	4,668	102,366

		5,149,531

Industrial Conglomerates (0.6%)
3M Co.	4,304	667,895
CK Hutchison Holdings Ltd.	29,073	191,468
DCC plc(x)	1,070	68,671
Hikari Tsushin, Inc.	188	52,477
Hitachi Ltd.	50,014	1,329,107
Honeywell International, Inc.	5,130	1,079,865
Investment AB Latour, Class B	1,614	38,214
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,609	98,760
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	12,600
Keppel Ltd.	15,522	107,335
Lifco AB, Class B	2,541	85,776
Sekisui Chemical Co. Ltd.	4,126	76,865
Siemens AG (Registered)	8,288	2,230,237
Smiths Group plc	3,605	114,033
Swire Pacific Ltd., Class A	3,792	32,136

		6,185,439

Machinery (1.3%)
Alfa Laval AB	3,153	143,476
Alstom SA*	3,777	98,089
Atlas Copco AB, Class A	29,284	494,267
Atlas Copco AB, Class B	17,015	254,744
Caterpillar, Inc.	3,785	1,806,013
Cummins, Inc.	1,113	470,098
Daifuku Co. Ltd.	3,540	113,536
Daimler Truck Holding AG	5,179	212,936
Deere & Co.	2,035	930,524
Dover Corp.	1,108	184,848
Epiroc AB, Class A	7,182	151,354
Epiroc AB, Class B	4,250	80,085
FANUC Corp.	10,178	293,327
Fortive Corp.	2,734	133,939
GEA Group AG	1,597	117,841
IDEX Corp.	608	98,958
IHI Corp.	11,200	209,027
Illinois Tool Works, Inc.	2,143	558,809
Indutrade AB	2,978	68,263
Ingersoll Rand, Inc.	2,922	241,416
Kawasaki Heavy Industries Ltd.(x)	1,600	105,704
Knorr-Bremse AG	791	74,155
Komatsu Ltd.	10,328	360,364
Kone OYJ, Class B	3,705	252,292
Kubota Corp.	10,625	133,850
Makita Corp.	2,436	79,166
Metso OYJ	7,228	99,159
Minebea Mitsumi, Inc.	3,968	74,847
Mitsubishi Heavy Industries Ltd.	34,957	916,916
Nordson Corp.	434	98,496
Otis Worldwide Corp.	3,171	289,924
PACCAR, Inc.	4,243	417,172
Parker-Hannifin Corp.	1,032	782,411
Pentair plc	1,325	146,757
Rational AG	56	42,670
Sandvik AB	11,624	323,246
Schindler Holding AG	444	167,995
Schindler Holding AG (Registered)	256	92,135
SKF AB, Class B	3,718	92,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	610	$187,391
Snap-on, Inc.	421	145,889
Spirax Group plc	802	73,507
Stanley Black & Decker, Inc.	1,251	92,987
Techtronic Industries Co. Ltd.	16,146	206,546
Toyota Industries Corp.	1,736	195,334
Trelleborg AB, Class B	2,211	82,316
VAT Group AG(m)	294	116,115
Volvo AB, Class B	17,320	495,808
Wartsila OYJ Abp	5,482	163,800
Westinghouse Air Brake Technologies Corp.	1,381	276,849
Xylem, Inc.	1,967	290,132
Yangzijiang Shipbuilding Holdings Ltd.	28,530	74,535

		13,612,115

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	32	62,560
AP Moller - Maersk A/S, Class B(x)	43	84,302
Kawasaki Kisen Kaisha Ltd.(x)	3,857	54,927
Kuehne + Nagel International AG (Registered)(x)	526	97,892
Mitsui OSK Lines Ltd.(x)	3,770	114,565
Nippon Yusen KK(x)	4,767	162,816
SITC International Holdings Co. Ltd.	14,319	55,127

		632,189

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,703	32,946
Delta Air Lines, Inc.	5,241	297,427
Deutsche Lufthansa AG (Registered)	6,539	55,337
International Consolidated Airlines Group SA	13,546	70,485
Japan Airlines Co. Ltd.	1,537	31,003
Qantas Airways Ltd.	8,081	58,391
Ryanair Holdings plc	9,253	268,328
Singapore Airlines Ltd.	16,867	85,254
Southwest Airlines Co.	4,243	135,394
United Airlines Holdings, Inc.*	2,616	252,444

		1,287,009

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,273	960,625
Broadridge Financial Solutions, Inc.	946	225,309
Bureau Veritas SA	3,463	108,311
Computershare Ltd.	5,673	136,226
Dayforce, Inc.*	1,290	88,868
Equifax, Inc.	1,000	256,530
Experian plc	10,018	501,473
Intertek Group plc	1,716	108,977
Jacobs Solutions, Inc.	966	144,765
Leidos Holdings, Inc.	1,037	195,951
Paychex, Inc.	2,620	332,111
Paycom Software, Inc.	405	84,297
Randstad NV	1,183	50,237
Recruit Holdings Co. Ltd.	14,545	783,188
RELX plc	20,014	957,432
SGS SA (Registered)	1,805	187,019
Teleperformance SE	587	43,652
Verisk Analytics, Inc.	1,129	283,955
Wolters Kluwer NV	2,600	354,551

		5,803,477

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,833	91,841
AerCap Holdings NV	1,923	232,683
Ashtead Group plc	4,652	310,634
Beijer Ref AB, Class B	4,195	65,346
Brenntag SE	1,338	79,958
Bunzl plc	3,571	112,670
Fastenal Co.	9,273	454,748
IMCD NV	644	66,536
ITOCHU Corp.	12,968	738,874
Marubeni Corp.	15,344	383,691
Mitsubishi Corp.	35,038	836,591
Mitsui & Co. Ltd.	26,898	669,335
MonotaRO Co. Ltd.	2,771	40,398
Rexel SA	2,444	79,884
SGH Ltd.	2,218	73,280
Sumitomo Corp.	11,916	345,510
Toyota Tsusho Corp.	7,492	207,811
United Rentals, Inc.	520	496,423
W.W. Grainger, Inc.	356	339,254

		5,625,467

Transportation Infrastructure (0.1%)
Aena SME SA(m)	8,176	223,369
Aeroports de Paris SA(x)	377	49,706
Auckland International Airport Ltd.	18,398	84,050
Getlink SE	3,297	60,617
Transurban Group	33,887	309,438

		727,180

Total Industrials		79,384,294

Information Technology (17.5%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	8,327	1,213,327
Cisco Systems, Inc.	31,996	2,189,166
F5, Inc.*	464	149,960
Motorola Solutions, Inc.	1,346	615,513
Nokia OYJ	56,502	270,585
Telefonaktiebolaget LM Ericsson, Class B	30,508	252,246

		4,690,797

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	9,865	1,220,794
CDW Corp.	1,059	168,677
Corning, Inc.	6,298	516,625
Halma plc	4,138	191,999
Hexagon AB, Class B	22,633	269,017
Jabil, Inc.	867	188,286
Keyence Corp.	2,073	773,494
Keysight Technologies, Inc.*	1,391	243,314
Kyocera Corp.	13,983	188,114
Murata Manufacturing Co. Ltd.	18,182	346,157
Shimadzu Corp.	2,624	66,272
TDK Corp.	21,216	308,230
TE Connectivity plc	2,387	524,018
Teledyne Technologies, Inc.*	379	222,109
Trimble, Inc.*	1,923	157,013
Yokogawa Electric Corp.	2,533	72,880
Zebra Technologies Corp., Class A*	411	122,133

		5,579,132

IT Services (0.6%)
Accenture plc, Class A	5,033	1,241,138
Akamai Technologies, Inc.*	1,159	87,806
Capgemini SE	1,775	257,471
Cognizant Technology Solutions Corp., Class A	3,946	264,658
EPAM Systems, Inc.*	450	67,855
Fujitsu Ltd.	19,162	451,435
Gartner, Inc.*	612	160,876
GoDaddy, Inc., Class A*	1,119	153,113
International Business Machines Corp.	7,526	2,123,536
NEC Corp.	14,085	451,356
Nomura Research Institute Ltd.	4,126	158,277
Obic Co. Ltd.	3,549	123,688
Otsuka Corp.	2,529	52,808
SCSK Corp.	1,667	49,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TIS, Inc.	2,365	$78,106
VeriSign, Inc.	679	189,828
Wix.com Ltd.*	607	107,821

		6,019,697

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*	13,112	2,121,391
Advantest Corp.(x)	8,365	828,666
Analog Devices, Inc.	4,010	985,257
Applied Materials, Inc.	6,484	1,327,534
ASM International NV	511	306,449
ASML Holding NV	4,295	4,175,731
BE Semiconductor Industries NV	796	118,547
Broadcom, Inc.	37,938	12,516,126
Disco Corp.	981	308,526
First Solar, Inc.*	867	191,200
Infineon Technologies AG	14,237	554,936
Intel Corp.*	35,365	1,186,496
KLA Corp.	1,066	1,149,788
Lam Research Corp.	10,226	1,369,261
Lasertec Corp.	854	117,256
Microchip Technology, Inc.	4,360	279,999
Micron Technology, Inc.	9,042	1,512,907
Monolithic Power Systems, Inc.	387	356,288
Nova Ltd.*	319	101,078
NVIDIA Corp.	197,146	36,783,501
NXP Semiconductors NV	2,037	463,886
ON Semiconductor Corp.*	3,304	162,920
QUALCOMM, Inc.	8,714	1,449,661
Renesas Electronics Corp.	18,342	211,593
SCREEN Holdings Co. Ltd.(x)	866	78,820
Skyworks Solutions, Inc.	1,199	92,299
STMicroelectronics NV	7,451	208,636
Teradyne, Inc.	1,285	176,867
Texas Instruments, Inc.	7,346	1,349,681
Tokyo Electron Ltd.	4,875	868,952

		71,354,252

Software (5.6%)
Adobe, Inc.*	3,427	1,208,874
AppLovin Corp., Class A*	2,187	1,571,447
Autodesk, Inc.*	1,729	549,251
Cadence Design Systems, Inc.*	2,202	773,474
Check Point Software Technologies Ltd.*	945	195,530
Crowdstrike Holdings, Inc., Class A*	2,014	987,625
CyberArk Software Ltd.*	521	251,721
Dassault Systemes SE	7,328	245,284
Datadog, Inc., Class A*	2,612	371,949
Fair Isaac Corp.*	194	290,327
Fortinet, Inc.*	5,263	442,513
Gen Digital, Inc.	4,528	128,550
Intuit, Inc.	2,254	1,539,279
Microsoft Corp.	60,058	31,107,041
Monday.com Ltd.*	443	85,805
Nemetschek SE	629	81,823
Nice Ltd.*	689	101,513
Oracle Corp.	410	41,864
Oracle Corp. (Moscow Stock Exchange)	13,390	3,765,804
Palantir Technologies, Inc., Class A*	18,375	3,351,967
Palo Alto Networks, Inc.*	5,397	1,098,937
PTC, Inc.*	968	196,523
Roper Technologies, Inc.	869	433,362
Sage Group plc (The)	10,549	156,061
Salesforce, Inc.	7,724	1,830,588
SAP SE	11,388	3,047,042
ServiceNow, Inc.*	1,681	1,546,991
Synopsys, Inc.*	1,495	737,618
Trend Micro, Inc.	1,351	73,997
Tyler Technologies, Inc.*	350	183,106
WiseTech Global Ltd.	2,188	130,664
Workday, Inc., Class A*	1,745	420,074
Xero Ltd.*	1,794	186,967

		57,133,571

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	119,907	30,531,919
Canon, Inc.(x)	9,450	277,139
Dell Technologies, Inc., Class C	2,450	347,337
FUJIFILM Holdings Corp.	12,231	304,441
Hewlett Packard Enterprise Co.	10,602	260,385
HP, Inc.	7,589	206,649
Logitech International SA
(Registered)	1,658	180,744
NetApp, Inc.	1,617	191,550
Seagate Technology Holdings plc	1,718	405,551
Super Micro Computer, Inc.*	4,051	194,205
Western Digital Corp.	2,803	336,528

		33,236,448

Total Information Technology		178,013,897

Materials (2.0%)
Chemicals (1.0%)
Air Liquide SA	6,309	1,310,016
Air Products and Chemicals, Inc.	1,798	490,351
Akzo Nobel NV	1,861	132,405
Albemarle Corp.(x)	951	77,107
Arkema SA	622	39,142
Asahi Kasei Corp.	13,370	105,280
BASF SE	9,731	484,292
CF Industries Holdings, Inc.	1,309	117,417
Corteva, Inc.	5,487	371,086
Covestro AG*	1,957	133,951
Dow, Inc.	5,727	131,320
DSM-Firmenich AG	2,027	172,583
DuPont de Nemours, Inc.	3,383	263,536
Eastman Chemical Co.	928	58,510
Ecolab, Inc.	2,062	564,699
EMS-Chemie Holding AG (Registered)	76	53,703
Evonik Industries AG	2,793	48,433
Givaudan SA (Registered)	101	410,065
ICL Group Ltd.	8,440	52,747
International Flavors & Fragrances, Inc.	2,071	127,449
Linde plc	3,789	1,799,775
LyondellBasell Industries NV, Class A	2,079	101,954
Mitsubishi Chemical Group Corp.	13,948	80,292
Mosaic Co. (The)	2,564	88,919
Nippon Paint Holdings Co. Ltd.(x)	10,305	70,379
Nippon Sanso Holdings Corp.(x)	1,846	65,497
Nitto Denko Corp.(x)	7,732	183,882
Novonesis Novozymes B	3,863	236,408
PPG Industries, Inc.	1,824	191,721
Sherwin-Williams Co. (The)	1,874	648,891
Shin-Etsu Chemical Co. Ltd.	18,439	605,095
Sika AG (Registered)	1,662	369,751
Syensqo SA	793	63,961
Symrise AG, Class A	1,447	125,783
Toray Industries, Inc.	15,079	96,387
Yara International ASA	1,804	65,909

		9,938,696

Construction Materials (0.2%)
Amrize Ltd.*	5,562	268,231
Heidelberg Materials AG	1,459	328,114
Holcim AG	5,562	470,505
James Hardie Industries plc (CHDI)*	6,307	117,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	487	$306,946
Vulcan Materials Co.	1,068	328,538

		1,819,521

Containers & Packaging (0.1%)
Amcor plc	18,627	152,369
Avery Dennison Corp.	630	102,167
Ball Corp.	2,199	110,874
International Paper Co.	4,266	197,942
Packaging Corp. of America	722	157,345
SIG Group AG	3,333	34,354
Smurfit WestRock plc	4,219	179,603

		934,654

Metals & Mining (0.7%)
Anglo American plc	12,201	456,994
Antofagasta plc	4,298	159,018
ArcelorMittal SA	5,113	183,569
BHP Group Ltd.	55,356	1,557,834
BlueScope Steel Ltd.	4,780	71,767
Boliden AB*	3,098	125,935
Evolution Mining Ltd.	21,824	156,395
Fortescue Ltd.	18,460	228,176
Freeport-McMoRan, Inc.	11,601	454,991
Fresnillo plc	2,409	76,461
Glencore plc	110,517	507,735
JFE Holdings, Inc.	6,233	76,561
Newmont Corp.	8,875	748,251
Nippon Steel Corp.(x)	52,540	216,541
Norsk Hydro ASA	15,094	102,245
Northern Star Resources Ltd.	14,793	232,282
Nucor Corp.	1,855	251,223
Rio Tinto Ltd.	4,047	326,784
Rio Tinto plc	12,306	808,898
South32 Ltd.	49,084	88,992
Steel Dynamics, Inc.	1,118	155,883
Sumitomo Metal Mining Co. Ltd.(x)	2,734	88,129

		7,074,664

Paper & Forest Products (0.0%)†
Holmen AB, Class B	831	31,547
Mondi plc	4,811	66,256
Stora Enso OYJ, Class R	6,348	69,580
Svenska Cellulosa AB SCA, Class B	6,621	87,453
UPM-Kymmene OYJ	5,752	157,146

		411,982

Total Materials		20,179,517

Real Estate (1.3%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	63,504	112,736
Covivio SA (REIT)	608	40,831
Land Securities Group plc (REIT)	7,713	60,372
Stockland (REIT)	26,156	105,922

		319,861

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,258	104,842
Healthpeak Properties, Inc. (REIT)	5,646	108,121
Ventas, Inc. (REIT)	3,672	257,003
Welltower, Inc. (REIT)	5,404	962,668

		1,432,634

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,166	87,925

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	42,862	92,705
Goodman Group (REIT)	22,144	480,315
Prologis, Inc. (REIT)	7,499	858,786
Segro plc (REIT)	14,015	123,535

		1,555,341

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,190	88,465
Gecina SA (REIT)	502	50,273
Nippon Building Fund, Inc. (REIT)	85	80,181

		218,919

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	463	45,948
CapitaLand Investment Ltd.	25,042	52,221
CBRE Group, Inc., Class A*	2,368	373,102
CK Asset Holdings Ltd.	21,014	101,857
CoStar Group, Inc.*	3,423	288,799
Daito Trust Construction Co. Ltd.(x)	3,120	68,461
Daiwa House Industry Co. Ltd.	6,074	218,506
Fastighets AB Balder, Class B*	7,825	55,971
Henderson Land Development Co. Ltd.	15,479	54,581
Hongkong Land Holdings Ltd.	11,858	75,061
Hulic Co. Ltd.	5,010	54,882
LEG Immobilien SE	824	65,494
Mitsubishi Estate Co. Ltd.	11,631	267,642
Mitsui Fudosan Co. Ltd.	28,768	313,776
Sagax AB, Class B	2,395	49,938
Sino Land Co. Ltd.	39,234	49,660
Sumitomo Realty & Development Co. Ltd.	3,398	150,088
Sun Hung Kai Properties Ltd.	15,941	190,916
Swiss Prime Site AG (Registered)	875	122,339
Vonovia SE	8,199	255,571
Wharf Holdings Ltd. (The)	11,399	32,607
Wharf Real Estate Investment Co. Ltd.	17,797	52,600

		2,940,020

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,149	221,952
Camden Property Trust (REIT)	863	92,151
Equity Residential (REIT)	2,808	181,762
Essex Property Trust, Inc. (REIT)	520	139,183
Invitation Homes, Inc. (REIT)	4,557	133,657
Mid-America Apartment Communities, Inc. (REIT)	946	132,185
UDR, Inc. (REIT)	2,436	90,765

		991,655

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	634	64,231
Kimco Realty Corp. (REIT)	5,472	119,563
Klepierre SA (REIT)	2,345	91,294
Link REIT (REIT)	28,306	145,496
Realty Income Corp. (REIT)	7,387	449,056
Regency Centers Corp. (REIT)	1,320	96,228
Scentre Group (REIT)	56,768	153,259
Simon Property Group, Inc. (REIT)	2,638	495,073
Unibail-Rodamco-Westfield (REIT)	1,327	139,344
Vicinity Ltd. (REIT)	43,274	72,159

		1,825,703

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,783	727,546
Crown Castle, Inc. (REIT)	3,518	339,452
Digital Realty Trust, Inc. (REIT)	2,590	447,759
Equinix, Inc. (REIT)	791	619,543
Extra Space Storage, Inc. (REIT)	1,715	241,712
Iron Mountain, Inc. (REIT)	2,386	243,229
Public Storage (REIT)	1,276	368,572
SBA Communications Corp. (REIT)	868	167,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
VICI Properties, Inc. (REIT), Class A	8,616	$280,968
Weyerhaeuser Co. (REIT)	5,830	144,526

		3,581,135

Total Real Estate		12,953,193

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	269	53,974
Alliant Energy Corp.	2,076	139,943
American Electric Power Co., Inc.	4,321	486,112
BKW AG	230	49,089
Chubu Electric Power Co., Inc.	7,466	103,924
CK Infrastructure Holdings Ltd.	6,713	44,081
CLP Holdings Ltd.	18,001	149,084
Constellation Energy Corp.	2,524	830,573
Contact Energy Ltd.	9,363	49,397
Duke Energy Corp.	6,283	777,521
Edison International	3,109	171,865
EDP SA	34,201	162,100
Elia Group SA/NV, Class B	475	54,736
Endesa SA	3,462	110,597
Enel SpA	88,705	840,026
Entergy Corp.	3,607	336,136
Evergy, Inc.	1,860	141,397
Eversource Energy	2,963	210,788
Exelon Corp.	8,160	367,282
FirstEnergy Corp.	4,199	192,398
Fortum OYJ	4,890	92,460
Iberdrola SA	69,221	1,308,836
Kansai Electric Power Co., Inc. (The)	10,300	147,551
NextEra Energy, Inc.	16,639	1,256,078
NRG Energy, Inc.	1,563	253,128
Origin Energy Ltd.	18,776	155,301
PG&E Corp.	17,758	267,791
Pinnacle West Capital Corp.	965	86,522
Power Assets Holdings Ltd.	15,263	96,654
PPL Corp.	5,975	222,031
Redeia Corp. SA	4,423	85,370
Southern Co. (The)	8,888	842,316
SSE plc	12,063	282,533
Terna - Rete Elettrica Nazionale	15,335	155,519
Verbund AG	742	53,924
Xcel Energy, Inc.	4,779	385,426

		10,962,463

Gas Utilities (0.1%)
APA Group	14,217	83,538
Atmos Energy Corp.	1,297	221,463
Hong Kong & China Gas Co. Ltd.	122,321	106,257
Osaka Gas Co. Ltd.	3,876	112,413
Snam SpA	21,978	132,061
Tokyo Gas Co. Ltd.	3,430	122,092

		777,824

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,753	75,709
EDP Renovaveis SA	3,436	45,181
Meridian Energy Ltd.	14,252	46,023
Orsted A/S(m)(x)*	1,833	32,736
RWE AG	6,893	306,067
Vistra Corp.	2,576	504,690

		1,010,406

Multi-Utilities (0.5%)
Ameren Corp.	2,185	228,070
CenterPoint Energy, Inc.	5,275	204,670
Centrica plc	52,927	118,588
CMS Energy Corp.	2,419	177,216
Consolidated Edison, Inc.	2,914	292,915
Dominion Energy, Inc.	6,896	421,828
DTE Energy Co.	1,677	237,178
E.ON SE	24,476	460,208
Engie SA	19,912	426,760
National Grid plc	53,449	767,357
NiSource, Inc.	3,804	164,713
Public Service Enterprise Group, Inc.	4,032	336,511
Sembcorp Industries Ltd.	9,525	44,452
Sempra	5,272	474,375
Veolia Environnement SA	6,864	233,540
WEC Energy Group, Inc.	2,601	298,049

		4,886,430

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,576	219,363
Severn Trent plc	2,950	102,678
United Utilities Group plc	7,432	114,596

		436,637

Total Utilities		18,073,760

Total Common Stocks (66.2%) (Cost $301,486,180)		673,674,702

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	66,277	39,503,080

Total Exchange Traded Funds (3.9%) (Cost $22,636,318)		39,503,080

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.8%)
FHLB
3.250%, 11/16/28	$745,000	736,279
4.750%, 12/8/28	1,290,000	1,330,513
FHLMC
6.750%, 3/15/31	1,000,000	1,141,703
6.250%, 7/15/32	2,282,000	2,590,084
FNMA
1.875%, 9/24/26	1,297,000	1,274,363
0.750%, 10/8/27	5,000,000	4,721,160
7.250%, 5/15/30	1,600,000	1,838,110
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	5,036,150

Total U.S. Government Agency Securities		18,668,362

U.S. Treasury Obligations (25.8%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,655,524
5.250%, 11/15/28	7,983,800	8,357,560
U.S. Treasury Notes
0.875%, 9/30/26	4,785,700	4,653,246
2.000%, 11/15/26	8,811,400	8,645,417
1.250%, 12/31/26	4,064,300	3,943,802
1.500%, 1/31/27	3,846,200	3,737,871
2.250%, 2/15/27	4,750,400	4,660,258
1.875%, 2/28/27	2,319,900	2,262,803
2.375%, 5/15/27	10,030,500	9,830,032
3.250%, 6/30/27	7,648,500	7,599,134
2.250%, 8/15/27	5,434,100	5,300,152
4.125%, 10/31/27	2,266,200	2,289,385
2.250%, 11/15/27#	12,465,600	12,120,931
3.875%, 12/31/27	4,047,600	4,070,526
4.000%, 2/29/28	4,072,800	4,109,531
3.500%, 4/30/28	4,241,900	4,230,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/31/28	$2,970,400	$2,971,364
4.000%, 6/30/28	6,503,900	6,568,935
4.375%, 8/31/28	8,076,800	8,243,194
4.625%, 9/30/28	2,842,100	2,922,639
3.125%, 11/15/28	588,400	579,551
4.375%, 11/30/28	2,428,400	2,481,517
3.750%, 12/31/28	4,964,900	4,981,990
4.000%, 1/31/29	4,838,800	4,891,722
2.625%, 2/15/29	1,585,100	1,534,221
4.250%, 2/28/29	1,811,900	1,846,856
4.125%, 3/31/29	5,376,600	5,459,307
4.625%, 4/30/29	4,178,200	4,311,720
2.375%, 5/15/29	4,216,300	4,033,634
4.500%, 5/31/29	4,628,800	4,759,429
4.250%, 6/30/29	3,041,400	3,102,543
1.625%, 8/15/29	6,028,100	5,593,194
3.500%, 9/30/29	3,657,000	3,632,380
1.750%, 11/15/29	5,128,200	4,757,600
1.500%, 2/15/30	4,655,300	4,246,139
0.625%, 5/15/30	5,588,700	4,859,443
0.625%, 8/15/30	3,253,500	2,805,476
4.125%, 8/31/30	3,113,800	3,167,073
4.625%, 9/30/30	4,795,800	4,986,164
4.875%, 10/31/30	1,754,400	1,844,727
0.875%, 11/15/30	4,056,200	3,518,178
4.375%, 11/30/30	5,245,800	5,395,809
3.750%, 12/31/30	3,412,000	3,409,338
1.625%, 5/15/31	3,247,100	2,892,020
1.250%, 8/15/31	15,571,900	13,471,990
1.375%, 11/15/31	2,185,600	1,891,869
1.875%, 2/15/32	2,338,400	2,074,720
2.875%, 5/15/32	4,249,400	3,994,876
2.750%, 8/15/32	2,982,400	2,772,928
4.125%, 11/15/32	3,018,500	3,053,642
3.500%, 2/15/33	3,262,300	3,167,491
3.375%, 5/15/33	4,686,500	4,502,030
3.875%, 8/15/33	4,592,500	4,555,572
4.500%, 11/15/33	3,472,000	3,589,446
4.000%, 2/15/34	3,123,500	3,115,130
4.375%, 5/15/34	3,554,200	3,636,426
3.875%, 8/15/34	2,389,500	2,353,161
4.250%, 11/15/34	1,477,900	1,494,674
4.625%, 2/15/35	6,570,100	6,828,155
4.250%, 5/15/35	1,984,500	2,002,755

Total U.S. Treasury Obligations		262,767,822

Total Long-Term Debt Securities (27.6%) (Cost $284,240,151)		281,436,184

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Sofina SA, expiring 10/2/25(x)*	168	375

Total Financials		375

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
Orsted A/S, expiring 10/2/25*	27,495	27,374

Total Utilities		27,374

Total Rights (0.0%)† (Cost $54,562)		27,749

SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	8,904,611	8,904,611
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	3,588,928	3,590,364
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		20,494,975

Total Short-Term Investments (2.0%) (Cost $20,495,213)		20,494,975

Total Investments in Securities (99.7%) (Cost $628,912,424)		1,015,136,690
Other Assets Less Liabilities (0.3%)		3,124,983

Net Assets (100%)		$1,018,261,673

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,233,988.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $2,438,471 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $22,075,928. This was collateralized by $5,833,732 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $16,904,611 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	197	12/2025	EUR	12,815,660	125,207
FTSE 100 Index	85	12/2025	GBP	10,754,325	82,069
MSCI EAFE E-Mini Index	4	12/2025	USD	557,060	(508)
Russell 2000 E-Mini Index	335	12/2025	USD	41,129,625	235,245
S&P 500 E-Mini Index	9	12/2025	USD	3,032,437	12,403
SPI 200 Index	11	12/2025	AUD	1,614,598	(5,734)
TOPIX Index	22	12/2025	JPY	4,672,685	(14,637)

					434,045

Short Contracts
U.S. Treasury 2 Year Note	(84)	12/2025	USD	(17,505,469)	2,488
U.S. Treasury 5 Year Note	(64)	12/2025	USD	(6,988,500)	(14,398)
U.S. Treasury 10 Year Note	(129)	12/2025	USD	(14,512,500)	(65,226)

					(77,136)

					356,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,419,615	JPY	501,373,649	JPMorgan Chase Bank	10/30/2025	18,336
USD	575,797	NZD	970,162	JPMorgan Chase Bank	11/7/2025	12,526
SEK	64,057,115	USD	6,825,297	Barclays Bank plc	11/20/2025	510
SEK	54,081,537	USD	5,742,741	HSBC Bank plc	11/20/2025	20,087
USD	12,078,752	CHF	9,504,637	UBS AG	11/21/2025	66,397
USD	25,261,982	GBP	18,496,675	Goldman Sachs Bank USA	12/5/2025	382,228

Total unrealized appreciation						500,084

JPY	1,851,921,473	USD	12,582,856	JPMorgan Chase Bank	10/30/2025	(19,569)
JPY	733,742,794	USD	5,011,288	Morgan Stanley	10/30/2025	(33,636)
USD	5,756,306	JPY	851,165,420	HSBC Bank plc	10/30/2025	(17,932)
USD	1,067,813	AUD	1,617,245	HSBC Bank plc	11/7/2025	(2,879)
USD	879,408	AUD	1,355,467	JPMorgan Chase Bank	11/7/2025	(17,975)
USD	298,363	NOK	2,996,043	JPMorgan Chase Bank	11/20/2025	(1,923)
CHF	8,464,330	USD	10,771,074	JPMorgan Chase Bank	11/21/2025	(73,502)
EUR	1,487,585	USD	1,757,954	HSBC Bank plc	11/21/2025	(6,195)
EUR	14,093,550	USD	16,628,275	Morgan Stanley	11/21/2025	(31,922)

Total unrealized depreciation						(205,533)

Net unrealized appreciation						294,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$47,860,304	$9,320,664	$—		$57,180,968
Consumer Discretionary	49,302,911	21,008,493	—		70,311,404
Consumer Staples	22,850,323	15,781,913	—		38,632,236
Energy	13,311,491	6,762,013	—		20,073,504
Financials	62,537,824	52,505,939	—		115,043,763
Health Care	41,093,388	22,734,778	—	(a)	63,828,166
Industrials	38,683,709	40,700,585	—		79,384,294
Information Technology	160,945,108	17,068,789	—		178,013,897
Materials	8,178,867	12,000,650	—		20,179,517
Real Estate	8,926,652	4,026,541	—		12,953,193
Utilities	10,824,057	7,249,703	—		18,073,760
Exchange Traded Funds	39,503,080	—	—		39,503,080
Forward Currency Contracts	—	500,084	—		500,084
Futures	457,412	—	—		457,412
Rights
Financials	—	375	—		375
Utilities	—	27,374	—		27,374
Short-Term Investments
Investment Companies	20,494,975	—	—		20,494,975
U.S. Government Agency Securities	—	18,668,362	—		18,668,362
U.S. Treasury Obligations	—	262,767,822	—		262,767,822

Total Assets	$524,970,101	$491,124,085	$—		$1,016,094,186

Liabilities:
Forward Currency Contracts	$—	$(205,533)	$—		$(205,533)
Futures	(100,503)	—	—		(100,503)

Total Liabilities	$(100,503)	$(205,533)	$—		$(306,036)

Total	$524,869,598	$490,918,552	$—		$1,015,788,150

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,317,219
Aggregate gross unrealized depreciation	(24,441,493)

Net unrealized appreciation	$386,875,726

Federal income tax cost of investments in securities and derivative instruments, if applicable	$628,912,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	74,329	$2,099,051
BT Group plc	87,716	225,498
Cellnex Telecom SA(m)	7,254	251,153
Deutsche Telekom AG (Registered)	51,189	1,743,456
Elisa OYJ	2,087	109,428
HKT Trust & HKT Ltd.	55,377	81,977
Infrastrutture Wireless Italiane SpA(m)	4,101	48,196
Koninklijke KPN NV	57,043	273,712
NTT, Inc.	438,346	458,546
Orange SA	27,314	442,859
Singapore Telecommunications Ltd.	109,029	349,075
Swisscom AG (Registered)	380	275,674
Telecom Italia SpA*	156,098	81,609
Telefonica SA(x)	54,059	279,132
Telenor ASA	9,034	149,729
Telia Co. AB	34,613	131,953
Telstra Group Ltd.	57,364	182,956
Verizon Communications, Inc.	43,829	1,926,285

		9,110,289

Entertainment (0.8%)
Bollore SE	10,314	58,318
Capcom Co. Ltd.	5,071	137,949
CTS Eventim AG & Co. KGaA	915	89,593
Electronic Arts, Inc.	2,341	472,180
Konami Group Corp.	1,441	208,036
Live Nation Entertainment, Inc.*	1,640	267,976
Netflix, Inc.*	4,417	5,295,630
Nexon Co. Ltd.	4,834	106,136
Nintendo Co. Ltd.	16,238	1,406,009
Spotify Technology SA*	2,242	1,564,916
Take-Two Interactive Software, Inc.*	1,803	465,823
TKO Group Holdings, Inc., Class A	717	144,805
Toho Co. Ltd.(x)	1,505	96,680
Universal Music Group NV	16,143	465,478
Walt Disney Co. (The)	18,690	2,140,005
Warner Bros Discovery, Inc.*	25,736	502,624

		13,422,158

Interactive Media & Services (2.8%)
Alphabet, Inc., Class A	60,468	14,699,771
Alphabet, Inc., Class C	48,543	11,822,648
Auto Trader Group plc(m)	12,799	135,676
CAR Group Ltd.	5,544	134,926
LY Corp.	40,744	131,171
Match Group, Inc.	2,501	88,335
Meta Platforms, Inc., Class A	22,531	16,546,316
REA Group Ltd.	775	118,491
Scout24 SE(m)	1,100	137,669

		43,815,003

Media (0.2%)
Charter Communications, Inc., Class A(x)*	966	265,752
Comcast Corp., Class A	38,283	1,202,852
Fox Corp., Class A	2,183	137,660
Fox Corp., Class B	1,371	78,545
Informa plc	19,147	236,289
Interpublic Group of Cos., Inc. (The)	3,807	106,253
News Corp., Class A	3,913	120,168
News Corp., Class B	1,156	39,940
Omnicom Group, Inc.	2,014	164,202
Paramount Skydance Corp., Class B(x)	3,209	60,714
Publicis Groupe SA	3,357	321,924
Trade Desk, Inc. (The), Class A*	4,633	227,063
WPP plc	15,827	78,289

		3,039,651

Wireless Telecommunication Services (0.3%)
KDDI Corp.	46,128	736,283
SoftBank Corp.	420,798	619,452
SoftBank Group Corp.	14,009	1,770,012
Tele2 AB, Class B	8,032	136,975
T-Mobile US, Inc.	5,030	1,204,081
Vodafone Group plc	285,618	330,964

		4,797,767

Total Communication Services		74,184,868

Consumer Discretionary (5.9%)
Automobile Components (0.1%)
Aisin Corp.	7,245	125,416
Aptiv plc*	2,264	195,202
Bridgestone Corp.	8,392	388,602
Cie Generale des Etablissements Michelin SCA	9,835	352,639
Continental AG	1,614	106,343
Denso Corp.	25,648	370,364
Sumitomo Electric Industries Ltd.	10,452	298,114

		1,836,680

Automobiles (1.4%)
Bayerische Motoren Werke AG	4,116	412,879
Bayerische Motoren Werke AG (Preference)(q)	821	76,099
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,671	80,985
Ferrari NV	1,849	893,509
Ford Motor Co.	40,634	485,983
General Motors Co.	9,897	603,420
Honda Motor Co. Ltd.(x)	58,094	601,426
Isuzu Motors Ltd.(x)	7,880	99,616
Mercedes-Benz Group AG	10,594	665,054
Nissan Motor Co. Ltd.*	32,673	80,376
Porsche Automobil Holding SE (Preference)(q)	2,246	88,205
Renault SA	2,820	115,217
Stellantis NV	29,575	273,058
Subaru Corp.	8,614	176,491
Suzuki Motor Corp.	23,050	336,745
Tesla, Inc.*	29,170	12,972,482
Toyota Motor Corp.	138,977	2,677,858
Volkswagen AG (Preference)(q)	3,025	326,596
Yamaha Motor Co. Ltd.	13,453	100,976

		21,066,975

Broadline Retail (1.7%)
Amazon.com, Inc.*	100,885	22,151,319
eBay, Inc.	4,751	432,103
Next plc	1,712	284,930
Pan Pacific International Holdings Corp.	27,835	183,515
Prosus NV	19,192	1,350,590
Rakuten Group, Inc.*	22,230	144,292
Ryohin Keikaku Co. Ltd.	7,400	147,365
Sea Ltd. (ADR)*	5,612	1,003,033
Wesfarmers Ltd.	16,647	1,013,630

		26,710,777

Distributors (0.0%)†
D’ieteren Group	315	58,876
Genuine Parts Co.	1,446	200,416
LKQ Corp.	2,675	81,694
Pool Corp.	341	105,734

		446,720

Diversified Consumer Services (0.0%)†
Pearson plc	8,604	122,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.0%)
Accor SA	2,875	$136,028
Airbnb, Inc., Class A*	4,460	541,533
Amadeus IT Group SA	6,609	523,752
Aristocrat Leisure Ltd.	8,235	381,328
Booking Holdings, Inc.	337	1,819,554
Carnival Corp.*	11,286	326,278
Chipotle Mexican Grill, Inc.*	13,939	546,269
Compass Group plc	24,902	846,980
Darden Restaurants, Inc.	1,217	231,668
Delivery Hero SE(m)*	2,819	80,788
Domino’s Pizza, Inc.	325	140,306
DoorDash, Inc., Class A*	3,848	1,046,617
Entain plc	8,914	104,755
Evolution AB(m)	2,100	172,517
Expedia Group, Inc.	1,229	262,699
FDJ United	1,631	54,574
Galaxy Entertainment Group Ltd.	32,385	178,447
Genting Singapore Ltd.	86,763	49,437
Hilton Worldwide Holdings, Inc.	2,445	634,331
InterContinental Hotels Group plc	2,155	260,090
Las Vegas Sands Corp.	3,211	172,720
Lottery Corp. Ltd. (The)	32,180	125,206
Marriott International, Inc., Class A	2,342	609,950
McDonald’s Corp.	7,418	2,254,256
MGM Resorts International*	2,122	73,549
Norwegian Cruise Line Holdings Ltd.*	4,698	115,712
Oriental Land Co. Ltd.(x)	15,799	381,073
Royal Caribbean Cruises Ltd.	2,626	849,721
Sands China Ltd.	35,637	99,374
Sodexo SA	1,298	81,606
Starbucks Corp.	11,816	999,634
Whitbread plc	2,566	111,123
Wynn Resorts Ltd.	878	112,621
Yum! Brands, Inc.	2,885	438,520
Zensho Holdings Co. Ltd.	1,383	90,451

		14,853,467

Household Durables (0.3%)
Barratt Redrow plc	20,067	105,227
DR Horton, Inc.	2,882	488,412
Garmin Ltd.	1,701	418,820
Lennar Corp., Class A	2,366	298,211
Mohawk Industries, Inc.*	543	70,003
NVR, Inc.*	30	241,040
Panasonic Holdings Corp.	34,155	371,840
PulteGroup, Inc.	2,051	270,998
Sekisui House Ltd.	8,761	199,468
Sony Group Corp.	90,138	2,595,921

		5,059,940

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	8,622	287,138
Hasbro, Inc.	1,385	105,052
Shimano, Inc.	1,086	121,903

		514,093

Specialty Retail (0.9%)
AutoZone, Inc.*	174	746,502
Avolta AG	1,290	69,779
Best Buy Co., Inc.	2,043	154,492
CarMax, Inc.*	1,560	69,997
Fast Retailing Co. Ltd.	2,839	864,649
H & M Hennes & Mauritz AB, Class B(x)	8,275	154,040
Home Depot, Inc. (The)	10,342	4,190,475
Industria de Diseno Textil SA	16,003	882,487
JD Sports Fashion plc	37,215	47,698
Kingfisher plc	25,751	106,911
Lowe’s Cos., Inc.	5,826	1,464,132
Nitori Holdings Co. Ltd.(x)	5,745	110,852
O’Reilly Automotive, Inc.*	8,820	950,884
Ross Stores, Inc.	3,400	518,126
Sanrio Co. Ltd.(x)	2,600	122,207
TJX Cos., Inc. (The)	11,597	1,676,230
Tractor Supply Co.	5,509	313,297
Ulta Beauty, Inc.*	467	255,332
Williams-Sonoma, Inc.	1,279	249,981
Zalando SE(m)*	3,294	100,589
ZOZO, Inc.(x)	6,520	59,960

		13,108,620

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,508	528,246
Asics Corp.	10,262	268,685
Cie Financiere Richemont SA (Registered)	7,884	1,501,431
Deckers Outdoor Corp.*	1,542	156,313
Hermes International SCA	465	1,137,179
Kering SA	1,092	362,247
Lululemon Athletica, Inc.*	1,134	201,773
LVMH Moet Hennessy Louis Vuitton SE	3,667	2,240,878
Moncler SpA	3,427	200,650
NIKE, Inc., Class B	12,349	861,096
Pandora A/S	1,159	151,008
Ralph Lauren Corp.	402	126,051
Swatch Group AG (The)(x)	425	79,789
Tapestry, Inc.	2,163	244,895

		8,060,241

Total Consumer Discretionary		91,779,766

Consumer Staples (3.2%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	14,502	864,925
Asahi Group Holdings Ltd.	21,232	254,910
Brown-Forman Corp., Class B	1,831	49,584
Carlsberg A/S, Class B	1,379	160,239
Coca-Cola Co. (The)	40,263	2,670,242
Coca-Cola Europacific Partners plc	3,379	305,495
Coca-Cola HBC AG	3,200	150,801
Constellation Brands, Inc., Class A	1,484	199,850
Davide Campari-Milano NV(x)	9,032	56,944
Diageo plc	32,645	779,520
Heineken Holding NV	1,902	130,298
Heineken NV	4,224	329,389
Keurig Dr Pepper, Inc.	14,121	360,227
Kirin Holdings Co. Ltd.	11,447	167,775
Molson Coors Beverage Co., Class B	1,761	79,685
Monster Beverage Corp.*	7,410	498,767
PepsiCo, Inc.	14,232	1,998,742
Pernod Ricard SA	2,960	290,317
Suntory Beverage & Food Ltd.	1,995	62,392

		9,410,102

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	32,646	396,251
Carrefour SA	8,642	130,834
Coles Group Ltd.	19,674	303,196
Costco Wholesale Corp.	4,610	4,267,154
Dollar General Corp.	2,288	236,465
Dollar Tree, Inc.*	2,018	190,439
J Sainsbury plc	25,299	113,642
Jeronimo Martins SGPS SA	4,155	100,978
Kesko OYJ, Class B	4,007	85,150
Kobe Bussan Co. Ltd.	2,159	59,331
Koninklijke Ahold Delhaize NV	13,317	538,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	6,323	$426,233
Marks & Spencer Group plc	30,170	147,898
MatsukiyoCocokara & Co.	4,771	96,914
Seven & i Holdings Co. Ltd.	30,565	411,502
Sysco Corp.	4,964	408,736
Target Corp.	4,723	423,653
Tesco plc	96,307	577,026
Walmart, Inc.	45,626	4,702,216
Woolworths Group Ltd.	17,919	316,582

		13,932,820

Food Products (0.6%)
Ajinomoto Co., Inc.	13,228	379,796
Archer-Daniels-Midland Co.	4,994	298,342
Associated British Foods plc	4,740	130,748
Barry Callebaut AG (Registered)(x)	52	71,202
Bunge Global SA	1,456	118,300
Campbell’s Co. (The)(x)	2,045	64,581
Chocoladefabriken Lindt & Spruengli AG	14	213,856
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	300,484
Conagra Brands, Inc.	4,980	91,184
Danone SA	9,496	826,793
General Mills, Inc.	5,558	280,234
Hershey Co. (The)	1,540	288,057
Hormel Foods Corp.	3,030	74,962
J M Smucker Co. (The)	1,109	120,437
JDE Peet’s NV	2,507	91,832
Kellanova	2,795	229,246
Kerry Group plc, Class A	2,402	216,440
Kikkoman Corp.(x)	9,936	84,320
Kraft Heinz Co. (The)	8,859	230,688
Lamb Weston Holdings, Inc.	1,449	84,158
Lotus Bakeries NV	6	56,495
McCormick & Co., Inc. (Non- Voting)	2,630	175,973
Meiji Holdings Co. Ltd.(x)	3,541	73,413
Mondelez International, Inc., Class A	13,451	840,284
Mowi ASA	6,828	144,229
Nestle SA (Registered)	37,787	3,468,496
Nissin Foods Holdings Co. Ltd.(x)	2,821	53,145
Orkla ASA	10,284	107,379
Salmar ASA	981	52,394
Tyson Foods, Inc., Class A	2,971	161,325
WH Group Ltd.(m)	125,158	135,581
Wilmar International Ltd.	28,563	63,107
Yakult Honsha Co. Ltd.(x)	3,681	60,025

		9,587,506

Household Products (0.4%)
Church & Dwight Co., Inc.	2,532	221,879
Clorox Co. (The)	1,271	156,714
Colgate-Palmolive Co.	8,401	671,576
Essity AB, Class B	8,835	230,673
Henkel AG & Co. KGaA	1,525	113,065
Henkel AG & Co. KGaA (Preference)(q)	2,353	189,787
Kimberly-Clark Corp.	3,449	428,849
Procter & Gamble Co. (The)	24,349	3,741,224
Reckitt Benckiser Group plc	9,964	766,245
Unicharm Corp.	16,434	106,615

		6,626,627

Personal Care Products (0.3%)
Beiersdorf AG	1,428	149,212
Estee Lauder Cos., Inc. (The), Class A	2,435	214,572
Kao Corp.	6,784	295,930
Kenvue, Inc.	19,949	323,772
L’Oreal SA	3,526	1,525,480
Shiseido Co. Ltd.	5,839	99,774
Unilever plc	35,955	2,127,659

		4,736,399

Tobacco (0.4%)
Altria Group, Inc.	17,463	1,153,606
British American Tobacco plc	30,571	1,622,807
Imperial Brands plc	11,325	480,995
Japan Tobacco, Inc.	17,617	579,192
Philip Morris International, Inc.	16,181	2,624,558

		6,461,158

Total Consumer Staples		50,754,612

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	10,248	499,283
Halliburton Co.	8,863	218,030
Schlumberger NV	15,509	533,044
Tenaris SA	5,505	98,175

		1,348,532

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	4,636	117,578
APA Corp.	3,719	90,297
BP plc	232,610	1,331,904
Chevron Corp.	20,006	3,106,732
ConocoPhillips	12,983	1,228,062
Coterra Energy, Inc.	7,933	187,615
Devon Energy Corp.	6,599	231,361
Diamondback Energy, Inc.	1,956	279,904
ENEOS Holdings, Inc.	39,664	252,089
Eni SpA(x)	30,005	523,690
EOG Resources, Inc.	5,676	636,393
EQT Corp.	6,487	353,087
Equinor ASA	11,251	274,411
Expand Energy Corp.	2,476	263,050
Exxon Mobil Corp.	44,317	4,996,742
Galp Energia SGPS SA	6,121	115,700
Idemitsu Kosan Co. Ltd.(x)	11,388	78,238
Inpex Corp.	12,946	233,997
Kinder Morgan, Inc.	20,327	575,457
Marathon Petroleum Corp.	3,160	609,058
Neste OYJ	6,207	113,573
Occidental Petroleum Corp.	7,470	352,957
OMV AG	2,161	115,236
ONEOK, Inc.	6,546	477,662
Phillips 66	4,201	571,420
Repsol SA	16,976	300,256
Santos Ltd.	47,637	212,139
Shell plc	86,421	3,075,964
Targa Resources Corp.	2,237	374,787
Texas Pacific Land Corp.(x)	201	187,662
TotalEnergies SE	30,108	1,828,567
Valero Energy Corp.	3,229	549,770
Williams Cos., Inc. (The)	12,694	804,165
Woodside Energy Group Ltd.	27,852	424,435

		24,873,958

Total Energy		26,222,490

Financials (9.7%)
Banks (4.0%)
ABN AMRO Bank NV (CVA)(m)	8,554	273,667
AIB Group plc	31,343	283,899
ANZ Group Holdings Ltd.	43,767	961,782
Banca Monte dei Paschi di Siena SpA	28,971	256,461
Banco Bilbao Vizcaya Argentaria SA	84,520	1,621,430
Banco BPM SpA	16,668	249,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Comercial Portugues SA, Class R	121,955	$107,844
Banco de Sabadell SA	72,180	279,652
Banco Santander SA	218,295	2,274,311
Bank Hapoalim BM	18,335	372,656
Bank Leumi Le-Israel BM	21,911	431,909
Bank of America Corp.	70,836	3,654,429
Bank of Ireland Group plc	14,134	232,565
Bankinter SA	9,891	155,666
Banque Cantonale Vaudoise (Registered)	442	52,137
Barclays plc	207,468	1,059,174
BNP Paribas SA	14,926	1,355,121
BOC Hong Kong Holdings Ltd.	54,095	254,002
BPER Banca SpA	21,456	237,697
CaixaBank SA	57,168	600,438
Chiba Bank Ltd. (The)(x)	8,290	87,141
Citigroup, Inc.	19,136	1,942,304
Citizens Financial Group, Inc.	4,484	238,369
Commerzbank AG	11,296	425,580
Commonwealth Bank of Australia	24,543	2,710,473
Credit Agricole SA	15,534	304,934
Danske Bank A/S	9,799	417,510
DBS Group Holdings Ltd.	31,587	1,252,510
DNB Bank ASA	13,004	353,782
Erste Group Bank AG	4,516	441,127
Fifth Third Bancorp	6,880	306,504
FinecoBank Banca Fineco SpA	8,973	193,892
Hang Seng Bank Ltd.	11,002	167,534
HSBC Holdings plc	255,816	3,595,291
Huntington Bancshares, Inc.	15,238	263,160
ING Groep NV	44,320	1,148,648
Intesa Sanpaolo SpA	208,882	1,376,766
Israel Discount Bank Ltd., Class A	17,985	177,776
Japan Post Bank Co. Ltd.	26,252	322,103
JPMorgan Chase & Co.	28,584	9,016,251
KBC Group NV	3,369	401,273
KeyCorp	9,689	181,087
Lloyds Banking Group plc	878,721	990,578
M&T Bank Corp.	1,624	320,935
Mitsubishi UFJ Financial Group, Inc.	168,092	2,721,116
Mizrahi Tefahot Bank Ltd.	2,288	150,521
Mizuho Financial Group, Inc.	36,911	1,244,968
National Australia Bank Ltd.	44,921	1,312,325
NatWest Group plc	118,826	833,564
Nordea Bank Abp	45,813	751,670
Oversea-Chinese Banking Corp. Ltd.	49,585	631,945
PNC Financial Services Group, Inc. (The)	4,094	822,607
Regions Financial Corp.	9,276	244,608
Resona Holdings, Inc.	30,503	311,558
Skandinaviska Enskilda Banken AB, Class A	22,207	433,790
Societe Generale SA	10,567	699,213
Standard Chartered plc	28,986	559,605
Sumitomo Mitsui Financial Group, Inc.	54,094	1,527,515
Sumitomo Mitsui Trust Group, Inc.	9,415	273,693
Svenska Handelsbanken AB, Class A	21,394	278,151
Swedbank AB, Class A	12,454	374,636
Truist Financial Corp.	13,404	612,831
UniCredit SpA	20,559	1,556,131
United Overseas Bank Ltd.	18,142	486,337
US Bancorp	16,177	781,834
Wells Fargo & Co.	33,300	2,791,206
Westpac Banking Corp.	50,186	1,294,119
Yokohama Financial Group, Inc.	15,077	115,918

		62,159,245

Capital Markets (1.9%)
3i Group plc	14,280	785,299
Ameriprise Financial, Inc.	980	481,425
Amundi SA(m)	904	71,534
ASX Ltd.	2,851	110,530
Bank of New York Mellon Corp. (The)	7,331	798,786
BlackRock, Inc.	1,497	1,745,307
Blackstone, Inc.	7,662	1,309,053
Cboe Global Markets, Inc.	1,087	266,587
Charles Schwab Corp. (The)	17,737	1,693,351
CME Group, Inc.	3,746	1,012,132
Coinbase Global, Inc., Class A*	2,351	793,439
CVC Capital Partners plc(m)	3,119	54,269
Daiwa Securities Group, Inc.(x)	19,540	158,886
Deutsche Bank AG (Registered)	27,151	954,705
Deutsche Boerse AG	2,762	739,666
EQT AB	5,434	187,937
Euronext NV(m)	1,147	171,561
FactSet Research Systems, Inc.	393	112,591
Franklin Resources, Inc.	3,184	73,646
Futu Holdings Ltd. (ADR)	904	157,215
Goldman Sachs Group, Inc. (The)	3,147	2,506,113
Hong Kong Exchanges & Clearing Ltd.	17,681	1,004,247
Interactive Brokers Group, Inc., Class A	4,628	318,453
Intercontinental Exchange, Inc.	5,950	1,002,456
Invesco Ltd.	4,636	106,350
Japan Exchange Group, Inc.	14,538	162,451
Julius Baer Group Ltd.	3,022	208,642
KKR & Co., Inc.	7,131	926,673
London Stock Exchange Group plc	6,971	798,400
Macquarie Group Ltd.	5,312	770,934
Moody’s Corp.	1,604	764,274
Morgan Stanley	12,611	2,004,645
MSCI, Inc.	804	456,198
Nasdaq, Inc.	4,712	416,776
Nomura Holdings, Inc.	44,121	323,855
Northern Trust Corp.	1,988	267,585
Partners Group Holding AG	333	432,329
Raymond James Financial, Inc.	1,845	318,447
Robinhood Markets, Inc., Class A*	8,045	1,151,883
S&P Global, Inc.	3,248	1,580,834
SBI Holdings, Inc.	4,109	178,825
Schroders plc	10,633	53,769
Singapore Exchange Ltd.	12,300	157,618
State Street Corp.	2,949	342,113
T. Rowe Price Group, Inc.	2,284	234,430
UBS Group AG (Registered)	46,555	1,901,266

		30,067,485

Consumer Finance (0.3%)
American Express Co.	5,642	1,874,047
Capital One Financial Corp.	6,648	1,413,232
Synchrony Financial	3,868	274,821

		3,562,100

Financial Services (1.7%)
Adyen NV(m)*	370	592,954
Apollo Global Management, Inc.	4,783	637,430
Banca Mediolanum SpA	3,281	65,678
Berkshire Hathaway, Inc., Class B*	19,062	9,583,230
Block, Inc., Class A*	5,713	412,879
Corpay, Inc.*	734	211,436
Edenred SE	3,519	83,456
EXOR NV	1,372	134,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	5,430	$358,054
Fiserv, Inc.*	5,651	728,583
Global Payments, Inc.	2,522	209,528
Groupe Bruxelles Lambert NV	1,173	104,733
Industrivarden AB, Class A	1,739	68,936
Industrivarden AB, Class C(x)	2,287	90,587
Infratil Ltd.	13,653	97,754
Investor AB, Class B	25,392	793,096
Jack Henry & Associates, Inc.	757	112,740
L E Lundbergforetagen AB, Class B	1,115	57,844
M&G plc	33,517	114,045
Mastercard, Inc., Class A	8,581	4,880,959
Mitsubishi HC Capital, Inc.	12,928	106,870
Nexi SpA(m)(x)	8,121	45,918
ORIX Corp.(x)	17,060	447,827
PayPal Holdings, Inc.*	9,931	665,973
Sofina SA(x)	226	66,599
Visa, Inc., Class A	17,658	6,028,088
Washington H Soul Pattinson & Co. Ltd.	3,508	89,345
Wise plc, Class A*	9,775	136,065

		26,924,625

Insurance (1.8%)
Admiral Group plc	3,820	172,210
Aegon Ltd.	19,399	155,602
Aflac, Inc.	5,004	558,947
Ageas SA/NV	2,189	151,373
AIA Group Ltd.	155,855	1,495,072
Allianz SE (Registered)	5,663	2,376,226
Allstate Corp. (The)	2,739	587,926
American International Group, Inc.	5,759	452,312
Aon plc, Class A	2,241	799,096
Arch Capital Group Ltd.	3,864	350,581
Arthur J Gallagher & Co.	2,665	825,457
ASR Nederland NV	2,127	144,288
Assurant, Inc.	525	113,715
Aviva plc	44,842	413,592
AXA SA	25,994	1,240,262
Baloise Holding AG (Registered)	605	149,264
Brown & Brown, Inc.	3,046	285,684
Chubb Ltd.	3,854	1,087,791
Cincinnati Financial Corp.	1,616	255,490
Dai-ichi Life Holdings, Inc.	51,546	406,415
Erie Indemnity Co., Class A	264	83,994
Everest Group Ltd.	436	152,700
Generali	12,503	490,430
Gjensidige Forsikring ASA	2,934	86,025
Globe Life, Inc.	842	120,381
Hannover Rueck SE	884	266,315
Hartford Insurance Group, Inc. (The)	2,923	389,899
Helvetia Holding AG (Registered)	545	133,298
Insurance Australia Group Ltd.	34,703	188,296
Japan Post Holdings Co. Ltd.	26,202	260,452
Japan Post Insurance Co. Ltd.	2,749	77,943
Legal & General Group plc	84,120	269,257
Loews Corp.	1,768	177,490
Marsh & McLennan Cos., Inc.	5,110	1,029,818
Medibank Pvt Ltd.	40,405	128,867
MetLife, Inc.	5,807	478,323
MS&AD Insurance Group Holdings, Inc.	18,859	427,973
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,916	1,222,367
NN Group NV	3,946	277,505
Phoenix Financial Ltd.	3,315	124,105
Phoenix Group Holdings plc	10,307	89,201
Poste Italiane SpA(m)	6,707	158,983
Principal Financial Group, Inc.	2,107	174,691
Progressive Corp. (The)	6,094	1,504,913
Prudential Financial, Inc.	3,659	379,585
Prudential plc	37,875	530,265
QBE Insurance Group Ltd.	22,148	301,753
Sampo OYJ, Class A	35,516	407,719
Sompo Holdings, Inc.	12,990	401,861
Sony Financial Group, Inc.*	90,138	99,960
Suncorp Group Ltd.	15,887	212,982
Swiss Life Holding AG (Registered)	419	450,344
Swiss Re AG	4,383	809,648
T&D Holdings, Inc.(x)	7,224	176,930
Talanx AG	947	125,859
Tokio Marine Holdings, Inc.	26,942	1,142,100
Travelers Cos., Inc. (The)	2,340	653,375
Tryg A/S	4,933	125,147
Unipol Assicurazioni SpA	5,263	112,829
W.R. Berkley Corp.	3,111	238,365
Willis Towers Watson plc	1,014	350,286
Zurich Insurance Group AG	2,146	1,527,446

		28,380,983

Total Financials		151,094,438

Health Care (5.3%)
Biotechnology (0.7%)
AbbVie, Inc.	18,363	4,251,769
Amgen, Inc.	5,596	1,579,191
Argenx SE*	898	650,712
Biogen, Inc.*	1,524	213,482
CSL Ltd.	7,103	931,551
Genmab A/S*	894	271,024
Gilead Sciences, Inc.	12,898	1,431,678
Grifols SA	4,376	63,321
Incyte Corp.*	1,705	144,601
Moderna, Inc.*	3,600	92,988
Regeneron Pharmaceuticals, Inc.	1,059	595,444
Swedish Orphan Biovitrum AB*	2,873	87,523
Vertex Pharmaceuticals, Inc.*	2,665	1,043,721

		11,357,005

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	18,092	2,423,242
Alcon AG	7,330	545,664
Align Technology, Inc.*	701	87,779
Baxter International, Inc.	5,339	121,569
Becton Dickinson & Co.	2,980	557,767
BioMerieux	608	81,233
Boston Scientific Corp.*	15,403	1,503,795
Cochlear Ltd.	959	177,204
Coloplast A/S, Class B	1,850	157,997
Cooper Cos., Inc. (The)*	2,074	142,193
Demant A/S*	1,255	43,465
Dexcom, Inc.*	4,076	274,274
Edwards Lifesciences Corp.*	6,103	474,630
EssilorLuxottica SA	4,415	1,430,627
Fisher & Paykel Healthcare Corp. Ltd.	8,602	184,769
GE HealthCare Technologies, Inc.	4,746	356,425
Hologic, Inc.*	2,312	156,037
Hoya Corp.	4,997	691,845
IDEXX Laboratories, Inc.*	832	531,556
Insulet Corp.*	732	225,990
Intuitive Surgical, Inc.*	3,726	1,666,379
Koninklijke Philips NV	11,299	305,639
Medtronic plc	13,319	1,268,502
Olympus Corp.	16,752	211,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.	1,522	$416,617
Siemens Healthineers AG(m)	4,964	268,204
Smith & Nephew plc	12,209	219,616
Solventum Corp.*	1,532	111,836
Sonova Holding AG (Registered)	744	202,438
STERIS plc	1,024	253,379
Straumann Holding AG (Registered)	1,638	174,695
Stryker Corp.	3,577	1,322,310
Sysmex Corp.	7,425	91,604
Terumo Corp.	19,518	322,429
Zimmer Biomet Holdings, Inc.	2,059	202,811

		17,206,462

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	2,482	389,575
Cencora, Inc.	2,015	629,748
Centene Corp.*	4,850	173,048
Cigna Group (The)	2,775	799,894
CVS Health Corp.	13,184	993,942
DaVita, Inc.*	372	49,428
Elevance Health, Inc.	2,341	756,424
Fresenius Medical Care AG	3,229	169,306
Fresenius SE & Co. KGaA	6,196	344,807
HCA Healthcare, Inc.	1,703	725,818
Henry Schein, Inc.*	1,072	71,149
Humana, Inc.	1,250	325,212
Labcorp Holdings, Inc.	864	248,020
McKesson Corp.	1,293	998,894
Molina Healthcare, Inc.*	563	107,736
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,162	221,454
Sigma Healthcare Ltd.	67,743	133,132
Sonic Healthcare Ltd.	6,888	97,719
UnitedHealth Group, Inc.	9,415	3,250,999
Universal Health Services, Inc., Class B	586	119,802

		10,606,107

Health Care Technology (0.0%)†
M3, Inc.(x)	6,433	103,791
Pro Medicus Ltd.	843	171,968

		275,759

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,953	379,018
Bio-Techne Corp.	1,630	90,677
Charles River Laboratories International, Inc.*	512	80,108
Danaher Corp.	6,625	1,313,472
Eurofins Scientific SE	1,737	125,989
IQVIA Holdings, Inc.*	1,767	335,624
Lonza Group AG (Registered)	1,030	682,138
Mettler-Toledo International, Inc.*	214	262,709
QIAGEN NV	3,177	140,601
Revvity, Inc.	1,207	105,794
Sartorius AG (Preference)(q)	384	89,220
Sartorius Stedim Biotech	428	86,454
Thermo Fisher Scientific, Inc.	3,925	1,903,703
Waters Corp.*	619	185,582
West Pharmaceutical Services, Inc.	747	195,961

		5,977,050

Pharmaceuticals (2.4%)
Astellas Pharma, Inc.(x)	26,565	287,502
AstraZeneca plc	22,742	3,420,095
Bayer AG (Registered)	14,411	477,630
Bristol-Myers Squibb Co.	21,158	954,226
Chugai Pharmaceutical Co. Ltd.	9,836	428,864
Daiichi Sankyo Co. Ltd.	25,042	561,343
Eisai Co. Ltd.(x)	3,866	130,056
Eli Lilly & Co.	8,264	6,305,432
Galderma Group AG	1,919	333,393
GSK plc	59,903	1,268,473
Haleon plc	131,800	589,205
Hikma Pharmaceuticals plc	2,441	55,744
Ipsen SA	553	73,755
Johnson & Johnson	25,035	4,641,990
Kyowa Kirin Co. Ltd.	3,493	54,290
Merck & Co., Inc.	25,965	2,179,242
Merck KGaA	1,896	243,636
Novartis AG (Registered)	27,882	3,506,747
Novo Nordisk A/S, Class B	47,233	2,560,353
Orion OYJ, Class B	1,597	122,153
Otsuka Holdings Co. Ltd.	6,336	336,712
Pfizer, Inc.	59,102	1,505,919
Recordati Industria Chimica e
Farmaceutica SpA	1,687	102,398
Roche Holding AG (BMV Mexico
Stock Exchange)	10,304	3,364,122
Roche Holding AG (OTC US
Exchange)	470	160,711
Sandoz Group AG	6,131	363,293
Sanofi SA	16,205	1,494,451
Shionogi & Co. Ltd.	11,049	193,620
Takeda Pharmaceutical Co. Ltd.	23,327	680,637
Teva Pharmaceutical Industries
Ltd. (ADR)*	16,823	339,825
UCB SA	1,855	511,798
Viatris, Inc.	12,119	119,978
Zoetis, Inc.	4,607	674,096

		38,041,689

Total Health Care		83,464,072

Industrials (6.7%)
Aerospace & Defense (1.5%)
Airbus SE	8,714	2,019,535
Axon Enterprise, Inc.*	816	585,594
BAE Systems plc	44,191	1,223,715
Boeing Co. (The)*	7,860	1,696,424
Dassault Aviation SA	288	96,231
Elbit Systems Ltd.	408	206,574
GE Aerospace	11,023	3,315,939
General Dynamics Corp.	2,624	894,784
Hensoldt AG	932	120,692
Howmet Aerospace, Inc.	4,191	822,400
Huntington Ingalls Industries, Inc.	408	117,467
Kongsberg Gruppen ASA	6,453	206,240
L3Harris Technologies, Inc.	1,945	594,022
Leonardo SpA	5,936	376,474
Lockheed Martin Corp.	2,136	1,066,313
Melrose Industries plc	18,657	152,759
MTU Aero Engines AG	789	362,101
Northrop Grumman Corp.	1,399	852,439
Rheinmetall AG	673	1,568,024
Rolls-Royce Holdings plc	123,906	1,983,030
RTX Corp.	13,914	2,328,230
Saab AB, Class B(x)	4,698	286,689
Safran SA	5,281	1,860,667
Singapore Technologies Engineering Ltd.	23,401	156,194
Textron, Inc.	1,852	156,475
Thales SA	1,359	425,369
TransDigm Group, Inc.	586	772,360

		24,246,741

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,228	162,587
Deutsche Post AG	14,083	627,306
DSV A/S	2,998	596,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of
Washington, Inc.	1,411	$172,975
FedEx Corp.	2,256	531,987
InPost SA*	3,668	45,002
SG Holdings Co. Ltd.(x)	4,194	43,362
United Parcel Service, Inc., Class B	7,651	639,088

		2,818,554

Building Products (0.4%)
A.O. Smith Corp.	1,188	87,211
AGC, Inc.	2,907	94,846
Allegion plc	892	158,196
Assa Abloy AB, Class B	14,703	510,070
Belimo Holding AG (Registered)	144	150,413
Builders FirstSource, Inc.*	1,149	139,316
Carrier Global Corp.	8,316	496,465
Cie de Saint-Gobain SA	6,589	709,065
Daikin Industries Ltd.	3,885	448,699
Geberit AG (Registered)	498	373,602
Johnson Controls International plc	6,777	745,131
Kingspan Group plc	2,270	188,689
Lennox International, Inc.	332	175,747
Masco Corp.	2,176	153,169
Nibe Industrier AB, Class B	22,234	87,477
ROCKWOOL A/S, Class B	1,414	52,507
Trane Technologies plc	2,313	975,993

		5,546,596

Commercial Services & Supplies (0.3%)
Brambles Ltd.	20,051	329,040
Cintas Corp.	3,561	730,931
Copart, Inc.*	9,247	415,838
Dai Nippon Printing Co. Ltd.	5,769	98,130
Rentokil Initial plc	37,061	187,311
Republic Services, Inc.	2,110	484,203
Rollins, Inc.	2,922	171,638
Secom Co. Ltd.	6,125	224,689
Securitas AB, Class B	7,215	108,519
TOPPAN Holdings, Inc.	3,429	87,994
Veralto Corp.	2,580	275,054
Waste Management, Inc.	3,852	850,637

		3,963,984

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,631	210,047
Bouygues SA	2,808	126,331
Eiffage SA	1,006	128,385
EMCOR Group, Inc.	465	302,036
Ferrovial SE	7,534	431,473
Kajima Corp.	6,188	180,596
Obayashi Corp.	9,517	156,316
Quanta Services, Inc.	1,549	641,937
Skanska AB, Class B	4,993	129,354
Taisei Corp.	2,265	155,763
Vinci SA	7,254	1,004,528

		3,466,766

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	22,985	1,655,047
AMETEK, Inc.	2,401	451,388
Eaton Corp. plc	4,047	1,514,590
Emerson Electric Co.	5,850	767,403
Fuji Electric Co. Ltd.(x)	1,927	129,574
Fujikura Ltd.	3,708	362,438
GE Vernova, Inc.	2,830	1,740,167
Generac Holdings, Inc.*	610	102,114
Hubbell, Inc., Class B	552	237,531
Legrand SA	3,847	635,030
Mitsubishi Electric Corp.	27,888	717,166
Nidec Corp.	12,277	218,626
Prysmian SpA	4,130	408,174
Rockwell Automation, Inc.	1,169	408,601
Schneider Electric SE	8,040	2,242,792
Siemens Energy AG*	9,967	1,163,389
Vestas Wind Systems A/S	14,812	279,091

		13,033,121

Ground Transportation (0.4%)
Central Japan Railway Co.	11,283	323,723
CSX Corp.	19,379	688,148
East Japan Railway Co.(x)	14,121	345,661
Grab Holdings Ltd., Class A*	34,813	209,574
Hankyu Hanshin Holdings, Inc.	3,567	105,260
JB Hunt Transport Services, Inc.	795	106,665
MTR Corp. Ltd.(x)	22,328	75,689
Norfolk Southern Corp.	2,332	700,556
Old Dominion Freight Line, Inc.	1,923	270,720
Tokyo Metro Co. Ltd.(x)	4,268	48,904
Tokyu Corp.	7,320	89,294
Uber Technologies, Inc.*	21,678	2,123,794
Union Pacific Corp.	6,165	1,457,221
West Japan Railway Co.(x)	6,220	136,400

		6,681,609

Industrial Conglomerates (0.5%)
3M Co.	5,537	859,232
CK Hutchison Holdings Ltd.	39,467	259,920
DCC plc(x)	1,440	92,417
Hikari Tsushin, Inc.	254	70,901
Hitachi Ltd.	67,226	1,786,511
Honeywell International, Inc.	6,600	1,389,300
Investment AB Latour, Class B	2,172	51,425
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,201	135,097
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	12,600
Keppel Ltd.	20,897	144,503
Lifco AB, Class B	3,420	115,448
Sekisui Chemical Co. Ltd.	5,521	102,853
Siemens AG (Registered)	11,146	2,999,302
Smiths Group plc	4,852	153,479
Swire Pacific Ltd., Class A	5,279	44,738

		8,217,726

Machinery (1.1%)
Alfa Laval AB	4,245	193,168
Alstom SA*	5,084	132,031
Atlas Copco AB, Class A	39,403	665,060
Atlas Copco AB, Class B	22,894	342,763
Caterpillar, Inc.	4,870	2,323,720
Cummins, Inc.	1,432	604,834
Daifuku Co. Ltd.	4,732	151,766
Daimler Truck Holding AG	6,969	286,532
Deere & Co.	2,618	1,197,107
Dover Corp.	1,426	237,900
Epiroc AB, Class A	9,669	203,765
Epiroc AB, Class B	5,721	107,804
FANUC Corp.	13,668	393,907
Fortive Corp.	3,517	172,298
GEA Group AG	2,150	158,646
IDEX Corp.	783	127,441
IHI Corp.	15,400	287,412
Illinois Tool Works, Inc.	2,757	718,915
Indutrade AB	4,009	91,896
Ingersoll Rand, Inc.	3,760	310,651
Kawasaki Heavy Industries Ltd.(x)	2,200	145,343
Knorr-Bremse AG	1,064	99,748
Komatsu Ltd.	13,962	487,162
Kone OYJ, Class B	4,985	339,453
Kubota Corp.	14,336	180,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	3,315	$107,732
Metso OYJ	9,729	133,470
Minebea Mitsumi, Inc.	5,308	100,123
Mitsubishi Heavy Industries Ltd.	46,985	1,232,409
Nordson Corp.	558	126,638
Otis Worldwide Corp.	4,080	373,034
PACCAR, Inc.	5,458	536,631
Parker-Hannifin Corp.	1,328	1,006,823
Pentair plc	1,704	188,735
Rational AG	75	57,147
Sandvik AB	15,640	434,924
Schindler Holding AG	597	225,886
Schindler Holding AG (Registered)	344	123,806
SKF AB, Class B	5,005	123,977
SMC Corp.	821	252,210
Snap-on, Inc.	542	187,819
Spirax Group plc	1,080	98,987
Stanley Black & Decker, Inc.	1,609	119,597
Techtronic Industries Co. Ltd.	21,717	277,813
Toyota Industries Corp.	2,437	274,211
Trelleborg AB, Class B	2,976	110,797
VAT Group AG(m)	396	156,400
Volvo AB, Class B	23,306	667,166
Wartsila OYJ Abp	7,379	220,481
Westinghouse Air Brake Technologies Corp.	1,777	356,235
Xylem, Inc.	2,530	373,175
Yangzijiang Shipbuilding Holdings Ltd.	38,063	99,440

		17,925,588

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	43	84,065
AP Moller - Maersk A/S, Class B(x)	58	113,710
Kawasaki Kisen Kaisha Ltd.(x)	5,128	73,027
Kuehne + Nagel International AG (Registered)(x)	709	131,949
Mitsui OSK Lines Ltd.(x)	5,041	153,188
Nippon Yusen KK(x)	6,383	218,011
SITC International Holdings Co. Ltd.	20,277	78,065

		852,015

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,393	46,295
Delta Air Lines, Inc.	6,742	382,609
Deutsche Lufthansa AG (Registered)	8,802	74,487
International Consolidated Airlines Group SA	18,234	94,879
Japan Airlines Co. Ltd.	2,069	41,734
Qantas Airways Ltd.	10,878	78,602
Ryanair Holdings plc	12,451	361,067
Singapore Airlines Ltd.	22,362	113,028
Southwest Airlines Co.	5,459	174,197
United Airlines Holdings, Inc.*	3,365	324,722

		1,691,620

Professional Services (0.5%)
Automatic Data Processing, Inc.	4,210	1,235,635
Broadridge Financial Solutions, Inc.	1,218	290,091
Bureau Veritas SA	4,661	145,781
Computershare Ltd.	7,637	183,388
Dayforce, Inc.*	1,660	114,357
Equifax, Inc.	1,287	330,154
Experian plc	13,480	674,771
Intertek Group plc	2,310	146,699
Jacobs Solutions, Inc.	1,243	186,276
Leidos Holdings, Inc.	1,334	252,073
Paychex, Inc.	3,370	427,181
Paycom Software, Inc.	520	108,233
Randstad NV	1,592	67,605
Recruit Holdings Co. Ltd.	19,521	1,051,126
RELX plc	26,915	1,287,562
SGS SA (Registered)	2,428	251,569
Teleperformance SE	791	58,822
Verisk Analytics, Inc.	1,452	365,193
Wolters Kluwer NV	3,499	477,144

		7,653,660

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	3,814	123,644
AerCap Holdings NV	2,588	313,148
Ashtead Group plc	6,259	417,940
Beijer Ref AB, Class B	5,647	87,964
Brenntag SE	1,801	107,626
Bunzl plc	4,807	151,667
Fastenal Co.	11,930	585,047
IMCD NV	867	89,575
ITOCHU Corp.	17,455	994,528
Marubeni Corp.	20,754	518,973
Mitsubishi Corp.	47,156	1,125,928
Mitsui & Co. Ltd.	36,213	901,132
MonotaRO Co. Ltd.	3,696	53,884
Rexel SA	3,290	107,536
SGH Ltd.	2,985	98,620
Sumitomo Corp.	15,939	462,159
Toyota Tsusho Corp.	10,144	281,372
United Rentals, Inc.	669	638,668
W.W. Grainger, Inc.	457	435,503

		7,494,914

Transportation Infrastructure (0.1%)
Aena SME SA(m)	11,001	300,549
Aeroports de Paris SA(x)	508	66,978
Auckland International Airport Ltd.	24,766	113,142
Getlink SE	4,438	81,595
Transurban Group	45,596	416,358

		978,622

Total Industrials		104,571,516

Information Technology (14.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	10,713	1,560,991
Cisco Systems, Inc.	41,164	2,816,441
F5, Inc.*	597	192,945
Motorola Solutions, Inc.	1,732	792,026
Nokia OYJ	76,023	364,070
Telefonaktiebolaget LM Ericsson, Class B	41,049	339,401

		6,065,874

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	12,692	1,570,635
CDW Corp.	1,362	216,939
Corning, Inc.	8,103	664,689
Halma plc	5,569	258,396
Hexagon AB, Class B	30,453	361,966
Jabil, Inc.	1,116	242,362
Keyence Corp.	2,891	1,078,712
Keysight Technologies, Inc.*	1,789	312,932
Kyocera Corp.	18,821	253,199
Murata Manufacturing Co. Ltd.	24,440	465,300
Shimadzu Corp.	3,498	88,346
TDK Corp.	28,490	413,908
TE Connectivity plc	3,072	674,396
Teledyne Technologies, Inc.*	487	285,401
Trimble, Inc.*	2,474	202,002
Yokogawa Electric Corp.	3,376	97,136
Zebra Technologies Corp., Class A*	529	157,198

		7,343,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.5%)
Accenture plc, Class A	6,475	$1,596,735
Akamai Technologies, Inc.*	1,491	112,958
Capgemini SE	2,388	346,389
Cognizant Technology Solutions Corp., Class A	5,077	340,515
EPAM Systems, Inc.*	579	87,308
Fujitsu Ltd.	25,859	609,208
Gartner, Inc.*	787	206,879
GoDaddy, Inc., Class A*	1,439	196,898
International Business Machines Corp.	9,683	2,732,155
NEC Corp.	19,017	609,403
Nomura Research Institute Ltd.	5,520	211,752
Obic Co. Ltd.	4,744	165,335
Otsuka Corp.	3,371	70,390
SCSK Corp.	2,344	70,200
TIS, Inc.	3,150	104,031
VeriSign, Inc.	874	244,344
Wix.com Ltd.*	817	145,124

		7,849,624

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	16,870	2,729,397
Advantest Corp.(x)	11,192	1,108,718
Analog Devices, Inc.	5,159	1,267,566
Applied Materials, Inc.	8,342	1,707,941
ASM International NV	687	411,997
ASML Holding NV	5,776	5,615,605
BE Semiconductor Industries NV	1,071	159,502
Broadcom, Inc.	48,809	16,102,577
Disco Corp.	1,321	415,456
First Solar, Inc.*	1,115	245,891
Infineon Technologies AG	19,159	746,788
Intel Corp.*	45,499	1,526,492
KLA Corp.	1,372	1,479,839
Lam Research Corp.	13,156	1,761,589
Lasertec Corp.	1,149	157,761
Microchip Technology, Inc.	5,610	360,274
Micron Technology, Inc.	11,633	1,946,434
Monolithic Power Systems, Inc.	498	458,479
Nova Ltd.*	430	136,249
NVIDIA Corp.	253,640	47,324,151
NXP Semiconductors NV	2,621	596,880
ON Semiconductor Corp.*	4,251	209,617
QUALCOMM, Inc.	11,211	1,865,062
Renesas Electronics Corp.	24,655	284,420
SCREEN Holdings Co. Ltd.(x)	1,166	106,126
Skyworks Solutions, Inc.	1,543	118,780
STMicroelectronics NV	10,025	280,711
Teradyne, Inc.	1,654	227,657
Texas Instruments, Inc.	9,451	1,736,432
Tokyo Electron Ltd.	6,528	1,163,594

		92,251,985

Software (4.7%)
Adobe, Inc.*	4,410	1,555,627
AppLovin Corp., Class A*	2,814	2,021,972
Autodesk, Inc.*	2,225	706,816
Cadence Design Systems, Inc.*	2,833	995,120
Check Point Software Technologies Ltd.*	1,272	263,189
Crowdstrike Holdings, Inc., Class A*	2,591	1,270,575
CyberArk Software Ltd.*	701	338,688
Dassault Systemes SE	9,859	330,002
Datadog, Inc., Class A*	3,360	478,464
Fair Isaac Corp.*	250	374,132
Fortinet, Inc.*	6,771	569,306
Gen Digital, Inc.	5,826	165,400
Intuit, Inc.	2,900	1,980,439
Microsoft Corp.	77,268	40,020,961
Monday.com Ltd.*	596	115,439
Nemetschek SE	847	110,182
Nice Ltd.*	928	136,726
Oracle Corp.	552	56,363
Oracle Corp. (Moscow Stock Exchange)	17,227	4,844,921
Palantir Technologies, Inc., Class A*	23,641	4,312,591
Palo Alto Networks, Inc.*	6,943	1,413,734
PTC, Inc.*	1,245	252,760
Roper Technologies, Inc.	1,119	558,034
Sage Group plc (The)	14,200	210,073
Salesforce, Inc.	9,938	2,355,306
SAP SE	15,314	4,097,506
ServiceNow, Inc.*	2,162	1,989,645
Synopsys, Inc.*	1,924	949,282
Trend Micro, Inc.	1,819	99,631
Tyler Technologies, Inc.*	450	235,422
WiseTech Global Ltd.	2,946	175,930
Workday, Inc., Class A*	2,245	540,439
Xero Ltd.*	2,415	251,686

		73,776,361

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	154,266	39,280,752
Canon, Inc.(x)	12,695	372,304
Dell Technologies, Inc., Class C	3,152	446,859
FUJIFILM Holdings Corp.	16,462	409,755
Hewlett Packard Enterprise Co.	13,641	335,023
HP, Inc.	9,764	265,874
Logitech International SA (Registered)	2,231	243,208
NetApp, Inc.	2,080	246,397
Seagate Technology Holdings plc	2,211	521,929
Super Micro Computer, Inc.(x)*	5,211	249,815
Western Digital Corp.	3,606	432,936

		42,804,852

Total Information Technology		230,092,213

Materials (1.7%)
Chemicals (0.8%)
Air Liquide SA	8,483	1,761,431
Air Products and Chemicals, Inc.	2,313	630,801
Akzo Nobel NV	2,506	178,295
Albemarle Corp.(x)	1,223	99,161
Arkema SA	837	52,672
Asahi Kasei Corp.	18,000	141,739
BASF SE	13,093	651,612
CF Industries Holdings, Inc.	1,684	151,055
Corteva, Inc.	7,059	477,400
Covestro AG*	2,634	180,290
Dow, Inc.	7,368	168,948
DSM-Firmenich AG	2,728	232,268
DuPont de Nemours, Inc.	4,353	339,099
Eastman Chemical Co.	1,194	75,282
Ecolab, Inc.	2,653	726,551
EMS-Chemie Holding AG (Registered)	103	72,781
Evonik Industries AG	3,760	65,201
Givaudan SA (Registered)	135	548,106
ICL Group Ltd.	11,361	71,002
International Flavors & Fragrances, Inc.	2,664	163,943
Linde plc	4,874	2,315,150
LyondellBasell Industries NV, Class A	2,675	131,182
Mitsubishi Chemical Group Corp.	18,751	107,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mosaic Co. (The)	3,299	$114,409
Nippon Paint Holdings Co. Ltd.(x)	13,905	94,966
Nippon Sanso Holdings Corp.(x)	2,585	91,716
Nitto Denko Corp.(x)	10,340	245,906
Novonesis Novozymes B	5,198	318,107
PPG Industries, Inc.	2,346	246,588
Sherwin-Williams Co. (The)	2,410	834,487
Shin-Etsu Chemical Co. Ltd.	24,732	811,606
Sika AG (Registered)	2,236	497,451
Syensqo SA	1,067	86,061
Symrise AG, Class A	1,948	169,333
Toray Industries, Inc.	20,297	129,741
Yara International ASA	2,429	88,743

		13,071,023

Construction Materials (0.2%)
Amrize Ltd.*	7,484	360,920
Heidelberg Materials AG	1,963	441,458
Holcim AG	7,484	633,092
James Hardie Industries plc (CHDI)*	8,490	157,749
Martin Marietta Materials, Inc.	627	395,185
Vulcan Materials Co.	1,373	422,362

		2,410,766

Containers & Packaging (0.1%)
Amcor plc	23,964	196,026
Avery Dennison Corp.	811	131,520
Ball Corp.	2,829	142,638
International Paper Co.	5,488	254,643
Packaging Corp. of America	929	202,457
SIG Group AG	4,487	46,248
Smurfit WestRock plc	5,428	231,070

		1,204,602

Metals & Mining (0.6%)
Anglo American plc	16,417	614,906
Antofagasta plc	5,786	214,072
ArcelorMittal SA	6,880	247,009
BHP Group Ltd.	74,439	2,094,870
BlueScope Steel Ltd.	6,435	96,615
Boliden AB*	4,170	169,512
Evolution Mining Ltd.	29,378	210,529
Fortescue Ltd.	24,839	307,024
Freeport-McMoRan, Inc.	14,925	585,358
Fresnillo plc	3,243	102,932
Glencore plc	148,711	683,205
JFE Holdings, Inc.(x)	8,457	103,879
Newmont Corp.	11,418	962,652
Nippon Steel Corp.(x)	70,890	292,169
Norsk Hydro ASA	20,319	137,638
Northern Star Resources Ltd.	19,906	312,567
Nucor Corp.	2,386	323,136
Rio Tinto Ltd.	5,445	439,669
Rio Tinto plc	16,556	1,088,259
South32 Ltd.	66,072	119,792
Steel Dynamics, Inc.	1,438	200,500
Sumitomo Metal Mining Co. Ltd.(x)	3,646	117,527

		9,423,820

Paper & Forest Products (0.0%)†
Holmen AB, Class B	1,118	42,443
Mondi plc	6,476	89,186
Stora Enso OYJ, Class R	8,545	93,661
Svenska Cellulosa AB SCA, Class B	8,913	117,727
UPM-Kymmene OYJ	7,743	211,540

		554,557

Total Materials		26,664,768

Real Estate (1.1%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial
Trust (REIT)	85,580	151,927
Covivio SA (REIT)	819	55,000
Land Securities Group plc (REIT)	10,382	81,263
Stockland (REIT)	35,209	142,583

		430,773

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,618	134,844
Healthpeak Properties, Inc. (REIT)	7,264	139,106
Ventas, Inc. (REIT)	4,724	330,633
Welltower, Inc. (REIT)	6,952	1,238,429

		1,843,012

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,647	113,132

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	57,665	124,722
Goodman Group (REIT)	29,797	646,313
Prologis, Inc. (REIT)	9,647	1,104,774
Segro plc (REIT)	18,865	166,285

		2,042,094

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,531	113,815
Gecina SA (REIT)	675	67,599
Nippon Building Fund, Inc. (REIT)	114	107,536

		288,950

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	623	61,826
CapitaLand Investment Ltd.	33,918	70,731
CBRE Group, Inc., Class A*	3,047	480,085
CK Asset Holdings Ltd.	28,118	136,291
CoStar Group, Inc.*	4,404	371,565
Daito Trust Construction Co. Ltd.(x)	4,200	92,159
Daiwa House Industry Co. Ltd.	8,242	296,497
Fastighets AB Balder, Class B*	10,534	75,348
Henderson Land Development Co. Ltd.	20,839	73,481
Hongkong Land Holdings Ltd.	16,030	101,470
Hulic Co. Ltd.	6,710	73,504
LEG Immobilien SE	1,109	88,147
Mitsubishi Estate Co. Ltd.	15,555	357,938
Mitsui Fudosan Co. Ltd.	38,723	422,357
Sagax AB, Class B	3,224	67,224
Sino Land Co. Ltd.	54,205	68,610
Sumitomo Realty & Development Co. Ltd.	4,540	200,529
Sun Hung Kai Properties Ltd.	21,288	254,954
Swiss Prime Site AG (Registered)	1,177	164,563
Vonovia SE	11,032	343,879
Wharf Holdings Ltd. (The)	15,346	43,897
Wharf Real Estate Investment Co. Ltd.	24,960	73,771

		3,918,826

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,478	285,505
Camden Property Trust (REIT)	1,111	118,633
Equity Residential (REIT)	3,613	233,870
Essex Property Trust, Inc. (REIT)	669	179,065
Invitation Homes, Inc. (REIT)	5,862	171,932
Mid-America Apartment Communities, Inc. (REIT)	1,217	170,051
UDR, Inc. (REIT)	3,134	116,773

		1,275,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	816	$82,669
Kimco Realty Corp. (REIT)	7,040	153,824
Klepierre SA (REIT)	3,156	122,868
Link REIT (REIT)	38,101	195,843
Realty Income Corp. (REIT)	9,504	577,748
Regency Centers Corp. (REIT)	1,699	123,857
Scentre Group (REIT)	76,421	206,316
Simon Property Group, Inc. (REIT)	3,394	636,952
Unibail-Rodamco-Westfield (REIT)	1,786	187,543
Vicinity Ltd. (REIT)	58,250	97,131

		2,384,751

Specialized REITs (0.3%)
American Tower Corp. (REIT)	4,867	936,021
Crown Castle, Inc. (REIT)	4,527	436,810
Digital Realty Trust, Inc. (REIT)	3,333	576,209
Equinix, Inc. (REIT)	1,017	796,555
Extra Space Storage, Inc. (REIT)	2,206	310,914
Iron Mountain, Inc. (REIT)	3,070	312,956
Public Storage (REIT)	1,641	474,003
SBA Communications Corp. (REIT)	1,116	215,778
VICI Properties, Inc. (REIT), Class A	11,085	361,482
Weyerhaeuser Co. (REIT)	7,500	185,925

		4,606,653

Total Real Estate		16,904,020

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	362	72,634
Alliant Energy Corp.	2,671	180,052
American Electric Power Co., Inc.	5,559	625,388
BKW AG	310	66,163
Chubu Electric Power Co., Inc.	10,044	139,808
CK Infrastructure Holdings Ltd.	9,037	59,341
CLP Holdings Ltd.	24,062	199,281
Constellation Energy Corp.	3,247	1,068,490
Contact Energy Ltd.	12,604	66,495
Duke Energy Corp.	8,083	1,000,271
Edison International	4,000	221,120
EDP SA	46,040	218,213
Elia Group SA/NV, Class B	640	73,749
Endesa SA	4,660	148,868
Enel SpA	119,300	1,129,758
Entergy Corp.	4,640	432,402
Evergy, Inc.	2,392	181,840
Eversource Energy	3,812	271,186
Exelon Corp.	10,499	472,560
FirstEnergy Corp.	5,402	247,520
Fortum OYJ	6,582	124,453
Iberdrola SA	93,082	1,760,001
Kansai Electric Power Co., Inc. (The)	13,897	199,079
NextEra Energy, Inc.	21,406	1,615,939
NRG Energy, Inc.	2,011	325,681
Origin Energy Ltd.	25,276	209,064
PG&E Corp.	22,847	344,533
Pinnacle West Capital Corp.	1,241	111,268
Power Assets Holdings Ltd.	20,375	129,027
PPL Corp.(x)	7,687	285,649
Redeia Corp. SA	5,954	114,920
Southern Co. (The)	11,435	1,083,695
SSE plc	16,231	380,153
Terna - Rete Elettrica Nazionale	20,643	209,350
Verbund AG	999	72,601
Xcel Energy, Inc.	6,148	495,836

		14,336,388

Gas Utilities (0.1%)
APA Group	19,138	112,453
Atmos Energy Corp.	1,669	284,982
Hong Kong & China Gas Co. Ltd.	164,641	143,020
Osaka Gas Co. Ltd.	5,218	151,334
Snam SpA	29,586	177,776
Tokyo Gas Co. Ltd.	4,621	164,485

		1,034,050

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,402	97,410
EDP Renovaveis SA	4,626	60,829
Meridian Energy Ltd.	19,185	61,952
Orsted A/S(m)(x)*	2,467	44,059
RWE AG	9,274	411,790
Vistra Corp.	3,314	649,279

		1,325,319

Multi-Utilities (0.4%)
Ameren Corp.	2,811	293,412
CenterPoint Energy, Inc.	6,787	263,336
Centrica plc	71,244	159,630
CMS Energy Corp.	3,112	227,985
Consolidated Edison, Inc.	3,749	376,849
Dominion Energy, Inc.	8,871	542,639
DTE Energy Co.	2,158	305,206
E.ON SE	32,935	619,257
Engie SA	26,794	574,257
National Grid plc	71,908	1,032,369
NiSource, Inc.	4,895	211,954
Public Service Enterprise Group, Inc.	5,188	432,991
Sembcorp Industries Ltd.	12,824	59,848
Sempra	6,782	610,244
Veolia Environnement SA	9,236	314,245
WEC Energy Group, Inc.	3,346	383,418

		6,407,640

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,028	282,277
Severn Trent plc	3,971	138,215
United Utilities Group plc	10,004	154,254

		574,746

Total Utilities		23,678,143

Total Common Stocks (56.2%) (Cost $327,665,973)		879,410,906

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	102,728	61,228,970

Total Exchange Traded Funds (3.9%) (Cost $51,539,809)		61,228,970

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.5%)
FHLB
3.250%, 11/16/28	$5,940,000	5,870,467
4.750%, 12/8/28	3,125,000	3,223,142
FHLMC
6.750%, 3/15/31	2,759,000	3,149,958
6.250%, 7/15/32	5,522,000	6,267,503
FNMA
1.875%, 9/24/26	8,398,000	8,251,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 5/15/30	$10,000,000	$11,488,188

Total U.S. Government Agency Securities		38,250,682

U.S. Treasury Obligations (36.7%)
U.S. Treasury Bonds
6.125%, 11/15/27	18,708,100	19,655,175
5.250%, 11/15/28	8,782,400	9,193,546
U.S. Treasury Notes
2.000%, 11/15/26#	31,587,200	30,992,182
1.250%, 12/31/26	8,201,200	7,958,051
1.500%, 1/31/27	6,580,200	6,394,867
2.250%, 2/15/27	12,890,700	12,646,091
1.875%, 2/28/27	6,847,700	6,679,166
2.375%, 5/15/27	26,341,100	25,814,652
2.250%, 8/15/27	24,314,100	23,714,767
2.250%, 11/15/27	24,429,600	23,754,131
3.875%, 12/31/27	9,807,700	9,863,253
2.750%, 2/15/28	5,963,500	5,846,030
4.000%, 2/29/28	9,855,300	9,944,181
3.500%, 4/30/28	18,603,400	18,553,939
2.875%, 5/15/28	8,942,200	8,775,979
3.625%, 5/31/28	7,186,600	7,188,933
4.000%, 6/30/28	4,387,500	4,431,372
2.875%, 8/15/28	1,412,600	1,383,742
4.375%, 8/31/28	7,191,400	7,339,554
4.625%, 9/30/28	6,018,300	6,188,846
4.875%, 10/31/28	1,409,600	1,460,146
3.125%, 11/15/28	3,406,400	3,355,169
4.375%, 11/30/28	6,858,800	7,008,823
3.750%, 12/31/28	9,966,000	10,000,304
4.000%, 1/31/29	10,533,900	10,649,108
2.625%, 2/15/29	7,103,500	6,875,488
4.250%, 2/28/29	9,177,000	9,354,047
4.125%, 3/31/29	8,120,500	8,245,415
4.625%, 4/30/29	9,507,600	9,811,429
2.375%, 5/15/29	9,798,200	9,373,705
4.500%, 5/31/29	8,577,000	8,819,051
4.250%, 6/30/29	5,912,400	6,031,260
1.625%, 8/15/29	14,741,600	13,678,047
3.500%, 9/30/29	5,904,300	5,864,551
1.750%, 11/15/29	9,426,900	8,745,645
1.500%, 2/15/30	9,471,600	8,639,127
0.625%, 5/15/30	8,669,500	7,538,237
0.625%, 8/15/30	15,094,900	13,016,254
4.125%, 8/31/30	5,400,800	5,493,200
4.625%, 9/30/30	10,364,200	10,775,595
4.875%, 10/31/30	5,071,300	5,332,402
0.875%, 11/15/30	8,067,900	6,997,758
4.375%, 11/30/30	4,812,800	4,950,427
3.750%, 12/31/30	6,164,200	6,159,391
1.625%, 5/15/31	13,136,200	11,699,718
1.250%, 8/15/31	7,053,800	6,102,577
1.375%, 11/15/31	9,648,000	8,351,371
1.875%, 2/15/32	11,983,700	10,632,410
2.875%, 5/15/32	11,419,200	10,735,231
2.750%, 8/15/32	10,241,500	9,522,176
4.125%, 11/15/32	9,730,200	9,843,481
3.500%, 2/15/33	9,499,900	9,223,813
3.375%, 5/15/33	7,338,500	7,049,642
3.875%, 8/15/33	9,333,000	9,257,953
4.500%, 11/15/33	2,487,200	2,571,334
4.000%, 2/15/34	7,649,700	7,629,201
4.375%, 5/15/34	8,995,400	9,203,508
3.875%, 8/15/34	11,358,100	11,185,366
4.250%, 11/15/34	2,403,000	2,430,274
4.625%, 2/15/35	9,890,100	10,278,554
4.250%, 5/15/35	4,302,600	4,342,180

Total U.S. Treasury Obligations		574,551,825

Total Long-Term Debt Securities (39.2%) (Cost $622,095,772)		612,802,507

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Sofina SA, expiring 10/2/25(x)*	226	504

Total Financials		504

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
Orsted A/S, expiring 10/2/25(x)*	37,005	36,842

Total Utilities		36,842

Total Rights (0.0%)† (Cost $48,966)		37,346

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	36,703,777	36,703,777
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		39,703,777

Total Short-Term Investments (2.5%) (Cost $39,703,777)		39,703,777

Total Investments in Securities (101.8%) (Cost $1,041,054,297)		1,593,183,506
Other Assets Less Liabilities (-1.8%)		(27,828,803)

Net Assets (100%)		$1,565,354,703

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,717,441.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $3,281,252 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $43,418,596. This was collateralized by $4,857,492 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $39,703,777 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	216	12/2025	EUR	14,051,688	115,927
FTSE 100 Index	106	12/2025	GBP	13,411,276	99,732
MSCI EAFE E-Mini Index	6	12/2025	USD	835,590	824
Russell 2000 E-Mini Index	520	12/2025	USD	63,843,000	365,156
S&P 500 E-Mini Index	4	12/2025	USD	1,347,750	5,582
SPI 200 Index	8	12/2025	AUD	1,174,253	(4,170)
TOPIX Index	24	12/2025	JPY	5,097,474	(15,968)

					567,083

Short Contracts
U.S. Treasury 2 Year Note	(150)	12/2025	USD	(31,259,766)	4,437
U.S. Treasury 5 Year Note	(112)	12/2025	USD	(12,229,875)	(24,517)
U.S. Treasury 10 Year Note	(229)	12/2025	USD	(25,762,500)	(115,787)

					(135,867)

					431,216

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,480,015	JPY	656,846,382	JPMorgan Chase Bank	10/30/2025	24,022
USD	775,354	NZD	1,306,396	JPMorgan Chase Bank	11/7/2025	16,867
SEK	83,955,566	USD	8,945,480	Barclays Bank plc	11/20/2025	668
SEK	71,795,834	USD	7,623,764	HSBC Bank plc	11/20/2025	26,666
USD	16,369,142	CHF	12,882,302	Barclays Bank plc	11/21/2025	87,952
USD	34,170,005	GBP	25,019,077	Goldman Sachs Bank USA	12/5/2025	517,013

Total unrealized appreciation						673,188

JPY	2,406,915,552	USD	16,353,756	JPMorgan Chase Bank	10/30/2025	(25,433)
JPY	894,541,044	USD	6,109,502	Morgan Stanley	10/30/2025	(41,007)
USD	7,961,120	JPY	1,177,183,725	HSBC Bank plc	10/30/2025	(24,800)
USD	1,725,401	AUD	2,613,226	Bank of America	11/7/2025	(4,678)
USD	1,312,586	AUD	2,027,424	Morgan Stanley	11/7/2025	(29,664)
USD	43,642	NOK	438,237	JPMorgan Chase Bank	11/20/2025	(281)
CHF	11,168,168	USD	14,211,776	JPMorgan Chase Bank	11/21/2025	(96,981)
EUR	1,974,172	USD	2,332,978	HSBC Bank plc	11/21/2025	(8,222)
EUR	17,617,419	USD	20,787,744	Societe Generale	11/21/2025	(41,736)

Total unrealized depreciation						(272,802)

Net unrealized appreciation						400,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$61,643,595	$12,541,273	$—		$74,184,868
Consumer Discretionary	63,479,436	28,300,330	—		91,779,766
Consumer Staples	29,412,009	21,342,603	—		50,754,612
Energy	17,126,538	9,095,952	—		26,222,490
Financials	80,458,706	70,635,732	—		151,094,438
Health Care	52,884,464	30,579,608	—	(a)	83,464,072
Industrials	49,799,327	54,772,189	—		104,571,516
Information Technology	207,104,778	22,987,435	—		230,092,213
Materials	10,521,603	16,143,165	—		26,664,768
Real Estate	11,483,915	5,420,105	—		16,904,020
Utilities	13,925,412	9,752,731	—		23,678,143
Exchange Traded Funds	61,228,970	—	—		61,228,970
Forward Currency Contracts	—	673,188	—		673,188
Futures	591,658	—	—		591,658
Rights
Financials	—	504	—		504
Utilities	—	36,842	—		36,842
Short-Term Investments
Investment Companies	39,703,777	—	—		39,703,777
U.S. Government Agency Securities	—	38,250,682	—		38,250,682
U.S. Treasury Obligations	—	574,551,825	—		574,551,825

Total Assets	$699,364,188	$895,084,164	$—		$1,594,448,352

Liabilities:
Forward Currency Contracts	$—	$(272,802)	$—		$(272,802)
Futures	(160,442)	—	—		(160,442)

Total Liabilities	$(160,442)	$(272,802)	$—		$(433,244)

Total	$699,203,746	$894,811,362	$—		$1,594,015,108

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$593,081,933
Aggregate gross unrealized depreciation	(43,320,593)

Net unrealized appreciation	$549,761,340

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,044,253,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.9%)
ACM Auto Trust,
Series 2024-2A A
6.060%, 2/20/29§	$608,579	$610,546
Series 2025-1A A
5.380%, 6/20/29§	505,715	500,827
Series 2025-3A A
5.010%, 1/22/30§	1,972,139	1,963,209
Affirm Asset Securitization Trust,
Series 2024-X2 A
5.220%, 12/17/29§	377,790	378,281
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	128,289	128,564
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2
4.920%, 5/15/29§	1,090,000	1,091,617
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§	1,478,000	1,487,796
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	325,475	319,658
Series 2021-N2 B
0.750%, 3/10/28	71,670	69,528
Series 2021-N3 C
1.020%, 6/12/28	134,332	129,149
Series 2024-P3 A2
4.610%, 11/10/27	389,551	389,632
CPS Auto Receivables Trust,
Series 2024-C A
5.880%, 2/15/28§	244,823	245,424
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	944,273	950,508
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§	754,109	754,790
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	1,596,881	1,584,212
Flagship Credit Auto Trust,
Series 2024-3 A
4.880%, 11/15/28§	482,145	483,434
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,151,658
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§	381,241	381,699
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	1,348,224	1,364,704
Go Mortgage LLC,
1.433%, 8/15/26(l)	706,885	701,606
2.435%, 8/15/26(l)	876,000	870,853
2.638%, 8/15/26(l)	98,000	96,587
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A ARR
5.425%, 4/20/34(l)§	2,550,000	2,547,736
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,311,907	1,308,421
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	21,572	21,476
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	17,747	17,753
Lendbuzz Securitization Trust,
Series 2025-1A A2
5.100%, 10/15/30§	1,872,828	1,875,192
Lobel Automobile Receivables Trust,
Series 2025-1 A
5.060%, 11/15/27§	1,202,821	1,204,860
Mission Lane Credit Card Master Trust,
Series 2024-A A1
6.200%, 8/15/29§	1,026,000	1,032,220
Series 2024-B A
5.880%, 1/15/30§	2,373,000	2,396,874
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	1,089,054	1,017,874
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	1,472,005	1,481,330
OCCU Auto Receivables Trust,
Series 2025-1A A2
4.820%, 4/17/28§	2,019,000	2,021,614
Oportun Funding Trust,
Series 2024-3 A
5.260%, 8/15/29§	429,338	429,725
Series 2025-1 A
4.960%, 8/16/32§	752,553	752,425
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§	137,714	137,847
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	412,003	415,154
Series 2024-9 B
5.306%, 3/15/32§	1,544,207	1,548,851
Series 2025-1 A
5.156%, 7/15/32(l)§	130,048	131,237
Series 2025-5 A
0.000%, 3/15/33(l)§	775,000	776,814
Series 2025-6 A2
4.497%, 4/15/33§	520,000	520,325
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	342,865	346,274
Series 2024-3 A
6.258%, 10/15/31§	427,363	429,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Prestige Auto Receivables Trust,
Series 2025-1A A2
4.870%, 12/15/27§	$1,746,000	$1,748,277
Prosper Marketplace Issuance Trust,
Series 2024-1A A
6.120%, 8/15/29§	41,472	41,489
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	66,986	67,005
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	443,523	447,479
Santander Drive Auto Receivables Trust,
Series 2024-4 A2
5.410%, 7/15/27	82,038	82,085
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	625,078	627,054
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	150,663	145,066
Series 2025-1A A
4.940%, 2/15/29§	1,420,474	1,047,609
VFI ABS LLC,
Series 2025-1A A
4.780%, 6/24/30§	1,737,576	1,745,386
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1
5.490%, 2/18/39§	1,689,934	1,707,709

Total Asset- Backed Securities		43,727,049

Collateralized Mortgage Obligations (3.7%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.372%, 4/25/47(l)§	242,674	245,613
Connecticut Avenue Securities,
Series 2025-R01 1A1
5.306%, 1/25/45(l)§	2,118,068	2,119,400
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
6.256%, 4/25/42(l)§	139,462	139,768
Series 2023-R02 1M1
6.656%, 1/25/43(l)§	730,131	743,368
Series 2023-R05 1M1
6.256%, 6/25/43(l)§	1,081,552	1,089,608
Series 2024-R02 1M1
5.456%, 2/25/44(l)§	432,736	432,468
Series 2024-R03 2M1
5.506%, 3/25/44(l)§	912,741	913,015
Series 2024-R04 1M1
5.456%, 5/25/44(l)§	771,786	772,262
Series 2024-R05 2M1
5.356%, 7/25/44(l)§	322,821	322,770
Series 2024-R06 1M1
5.406%, 9/25/44(l)§	480,231	479,933
Series 2025-R02 1A1
5.356%, 2/25/45(l)§	563,671	564,368
Series 2025-R03 2M1
5.956%, 3/25/45(l)§	1,556,995	1,563,569
Series 2025-R04 1A1
5.356%, 5/25/45(l)§	585,770	586,405
Series 2025-R04 1M1
5.556%, 5/25/45(l)§	965,802	968,038
Series 2025-R05 2M1
5.556%, 7/25/45(l)§	2,099,591	2,105,964
FHLMC,
Series 3305 FT
4.887%, 7/15/34(l)	29,647	29,431
Series 3349 FE
4.977%, 7/15/37(l)	600,583	597,385
Series 3807 FM
4.987%, 2/15/41(l)	20,413	20,304
Series 3927 FH
4.937%, 9/15/41(l)	23,741	23,539
Series 4087 FB
4.957%, 7/15/42(l)	573,324	567,155
Series 4286 VF
4.937%, 12/15/43(l)	472,053	469,178
Series 4350 KF
4.810%, 1/15/39(l)	145,899	142,258
Series 4457 BA
3.000%, 7/15/39	1,890,664	1,815,691
Series 4459 CA
5.000%, 12/15/34	139,688	141,375
Series 4483 A
3.000%, 12/15/29	32,442	32,090
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2
6.406%, 12/25/33(l)§	955,683	978,983
Series 2022-DNA7 M1A
6.856%, 3/25/52(l)§	910,124	919,507
Series 2023-DNA1 M1A
6.448%, 3/25/43(l)§	792,488	803,707
Series 2023-DNA2 M1A
6.448%, 4/25/43(l)§	528,667	535,923
Series 2023-HQA2 M1A
6.356%, 6/25/43(l)§	539,662	542,059
Series 2024-DNA3 A1
5.406%, 10/25/44(l)§	1,284,069	1,286,611
Series 2024-HQA1 M1
5.606%, 3/25/44(l)§	1,003,977	1,004,940
Series 2024-HQA2 M1
5.556%, 8/25/44(l)§	1,481,769	1,482,687
Series 2025-DNA1 A1
5.306%, 1/25/45(l)§	1,120,635	1,121,334
Series 2025-DNA2 A1
5.456%, 5/25/45(l)§	547,797	549,158
Series 2025-DNA2 M1
5.556%, 5/25/45(l)§	571,312	572,073
Series 2025-DNA3 A1
5.320%, 9/25/45(l)§	2,175,074	2,176,433
Series 2025-HQA1 A1
5.306%, 2/25/45(l)§	1,405,651	1,406,087
FNMA,
Series 2006-42 CF
4.921%, 6/25/36(l)	26,793	26,662
Series 2007-109 GF
5.151%, 12/25/37(l)	44,684	44,698
Series 2010-39 FT
5.421%, 10/25/35(l)	960,193	968,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2011-53 FT
5.051%, 6/25/41(l)	$95,575	$95,212
Series 2011-86 KF
5.021%, 9/25/41(l)	101,434	100,946
Series 2011-86 NF
5.021%, 9/25/41(l)	39,345	39,221
Series 2012-65 FA
4.921%, 6/25/42(l)	21,292	21,042
Series 2013-121 FA
4.871%, 12/25/43(l)	312,000	309,294
Series 2014-49 AF
4.780%, 8/25/44(l)	923,442	903,299
Series 2016-C02 1M2
10.471%, 9/25/28(l)	55,707	56,352

Total Collateralized Mortgage Obligations		32,829,608

Commercial Mortgage-Backed Securities (0.9%)
BBCMS Mortgage Trust,
Series 2020-BID A
6.405%, 10/15/37(l)§	3,190,000	3,189,257
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A
6.000%, 8/15/42(l)§	1,475,000	1,478,690
CLNY Trust,
Series 2019-IKPR D
6.613%, 11/15/38(l)§	1,232,000	1,188,876
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	1,089,418	1,056,618
Series 2011-GC5 D
5.314%, 8/10/44(l)§	49,051	39,022
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	965,166

Total Commercial Mortgage- Backed Securities		7,917,629

Corporate Bonds (8.3%)
Consumer Discretionary (0.4%)
Automobiles (0.3%)
BMW US Capital LLC
4.600%, 8/13/27§	1,419,000	1,431,816
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,441,863

		2,873,679

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	906,159

Total Consumer Discretionary		3,779,838

Consumer Staples (0.7%)
Beverages (0.2%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29	1,409,000	1,433,454

Food Products (0.2%)
Campbell’s Co. (The)
5.300%, 3/20/26	1,401,000	1,407,615

Tobacco (0.3%)
Altria Group, Inc.
4.875%, 2/4/28	1,403,000	1,424,350
Philip Morris International, Inc.
4.875%, 2/13/26	1,517,000	1,519,967

		2,944,317

Total Consumer Staples		5,785,386

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,417,606

Total Energy		1,417,606

Financials (4.6%)
Banks (2.8%)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	407,130
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	599,106
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)	400,000	408,055
Bank of Montreal Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27(k)	1,466,000	1,471,151
Banque Federative du Credit Mutuel SA
4.591%, 10/16/28§	1,293,000	1,304,096
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	986,000	988,182
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	379,034
CaixaBank SA
(SOFR + 1.14%), 4.634%, 7/3/29(k)§	1,297,000	1,305,349
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28(k)	1,299,000	1,306,562
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,059,669
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	1,374,000	1,391,719
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,411,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)	$568,000	$577,759
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	840,159
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	467,000	477,287
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	520,000	521,642
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	691,000	695,053
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29(k)	1,375,000	1,401,404
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	1,509,000	1,513,600
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§	1,308,000	1,308,610
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,410,142
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	508,493
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	271,891
Toronto-Dominion Bank (The)
4.568%, 12/17/26	1,429,000	1,436,920
Wells Fargo Bank NA
4.811%, 1/15/26	1,396,000	1,397,890

		24,392,305

Capital Markets (0.6%)
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	553,509
(SOFR + 1.21%), 5.373%, 1/10/29(k)	231,000	235,894
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.937%, 4/23/28(k)	724,000	732,306
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)	942,000	962,651
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	915,051
UBS Group AG
(SOFR + 0.84%), 4.151%, 12/23/29(k)§	2,172,000	2,167,291

		5,566,702

Consumer Finance (0.6%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)	812,000	831,379
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27(k)	661,000	666,127
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	756,160
John Deere Capital Corp. Series I
4.550%, 6/5/30	1,303,000	1,321,859
Synchrony Financial
(SOFR + 1.40%), 5.019%, 7/29/29(k)	1,312,000	1,319,344

		4,894,869

Financial Services (0.3%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,581,630
(SOFR + 1.06%), 4.649%, 7/14/29(k)§	1,293,000	1,303,604

		2,885,234

Insurance (0.3%)
Athene Global Funding
5.033%, 7/17/30§	1,436,000	1,456,828
Met Tower Global Funding
4.200%, 9/16/30§	1,306,000	1,298,525

		2,755,353

Total Financials		40,494,463

Health Care (0.5%)
Health Care Providers & Services (0.1%)
Cencora, Inc.
4.625%, 12/15/27	1,436,000	1,451,718

Pharmaceuticals (0.4%)
Bristol-Myers Squibb Co.
4.950%, 2/20/26	713,000	715,512
Eli Lilly & Co.
4.000%, 10/15/28	1,309,000	1,311,238
Merck & Co., Inc.
3.850%, 9/15/27	1,306,000	1,309,309

		3,336,059

Total Health Care		4,787,777

Industrials (0.7%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28	1,743,000	1,702,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.1%)
Republic Services, Inc.
4.750%, 7/15/30	$1,375,000	$1,408,123

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	877,000	877,719

Trading Companies & Distributors (0.3%)
Aviation Capital Group LLC
1.950%, 1/30/26§	1,884,000	1,867,516
1.950%, 9/20/26§	623,000	608,609

		2,476,125

Total Industrials		6,464,559

Information Technology (0.6%)
IT Services (0.2%)
International Business Machines Corp.
4.650%, 2/10/28	1,403,000	1,421,979

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc.
4.000%, 1/15/31	1,304,000	1,291,450
Broadcom, Inc.
5.050%, 7/12/27	530,000	539,232
4.150%, 2/15/28	212,000	212,498

		2,043,180

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.350%, 2/1/30	1,407,000	1,403,629

Total Information Technology		4,868,788

Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC
5.338%, 4/4/27§	502,000	509,970
4.907%, 4/1/28§	686,000	696,567
5.186%, 4/1/30§	291,000	299,512

Total Materials		1,506,049

Real Estate (0.0%)†
Specialized REITs (0.0%)†
American Tower Corp. (REIT)
5.200%, 2/15/29	296,000	304,267

Total Real Estate		304,267

Utilities (0.4%)
Electric Utilities (0.3%)
Enel Finance International NV
4.125%, 9/30/28§	413,000	412,101
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27	786,000	794,652
NRG Energy, Inc.
4.734%, 10/15/30§	232,000	231,581
Pacific Gas and Electric Co.
5.550%, 5/15/29	217,000	223,955
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	201,450
Xcel Energy, Inc.
4.750%, 3/21/28	1,374,000	1,390,067

		3,253,806

Multi-Utilities (0.1%)
DTE Energy Co.
4.875%, 6/1/28	606,000	616,332

Total Utilities		3,870,138

Total Corporate Bonds		73,278,871

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	549,101	510,604
3.500%, 11/1/49	2,990,248	2,779,620

Total Mortgage-Backed Securities		3,290,224

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	17,683
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,398
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,196
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	6,708
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,295
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	8,144
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,172
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	6,747
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,462
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	36,000	39,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Los Angeles Community College District
6.600%, 8/1/42	$31,000	$33,869
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	25,000	25,659
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,769
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,396
6.648%, 11/15/39	6,000	6,477
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,853
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	34,405
North Texas Tollway Authority
6.718%, 1/1/49	8,000	8,911
Ohio State University (The)
4.910%, 6/1/40	6,000	5,979
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,959
5.561%, 12/1/49	7,000	6,909
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,266
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	1,000	1,130
7.043%, 4/1/50	6,000	6,893
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,051
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	1,000
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	4,613	4,690
5.600%, 3/15/40	6,000	6,182
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,273

Total Municipal Bonds		310,929

U.S. Government Agency Securities (34.4%)
FFCB
4.000%, 1/13/26	50,000,000	49,996,760
4.125%, 1/22/26	20,000,000	20,006,888
4.625%, 3/5/26	12,279,000	12,315,902
4.375%, 6/23/26	30,892,000	31,007,335
4.500%, 8/14/26	10,000,000	10,058,514
4.250%, 1/28/28	25,000,000	25,313,505
FHLB
1.875%, 9/11/26	20,000,000	19,664,320
4.125%, 1/15/27	2,400,000	2,418,261
4.750%, 4/9/27	10,695,000	10,870,935
4.125%, 9/10/27	41,475,000	41,852,468
4.000%, 6/30/28	40,000,000	40,377,808
5.500%, 7/15/36	12,000	13,122
FNMA
0.750%, 10/8/27	5,000,000	4,721,161
6.250%, 5/15/29	5,000,000	5,430,352
6.625%, 11/15/30	26,550,000	30,022,220

Total U.S. Government Agency Securities		304,069,551

U.S. Treasury Obligations (20.9%)
U.S. Treasury Notes
5.000%, 10/31/25	38,808,900	38,833,858
4.875%, 11/30/25	14,762,900	14,780,140
4.250%, 12/31/25	3,310,600	3,312,780
4.250%, 1/31/26	22,480,500	22,498,770
4.625%, 2/28/26	18,816,900	18,868,917
4.500%, 3/31/26	15,214,800	15,261,744
4.625%, 6/30/26	4,662,500	4,691,043
4.375%, 7/31/26	17,358,500	17,444,270
3.875%, 7/31/27	19,467,200	19,550,062
4.000%, 2/29/28	9,821,100	9,909,673
4.625%, 9/30/28	4,286,400	4,407,868
4.875%, 10/31/28	7,281,100	7,542,187
3.875%, 4/30/30	7,975,500	8,028,194

Total U.S. Treasury Obligations		185,129,506

Total Long-Term Debt Securities (73.5%) (Cost $647,980,391)		650,553,367

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (23.8%)
U.S. Treasury Bills
3.59%, 10/9/25(p)	21,761,100	21,741,600
3.86%, 10/21/25(p)	28,463,900	28,399,976
3.92%, 11/12/25(p)	22,186,800	22,083,465
3.91%, 11/20/25(p)	17,697,100	17,599,584
3.82%, 12/11/25(p)	72,859,200	72,306,344
3.85%, 12/18/25(p)	32,152,900	31,883,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.79%, 1/15/26(p)	$16,518,400	$16,334,190

Total U.S. Treasury Obligations		210,348,984

Total Short-Term Investments (23.8%) (Cost $210,294,123)		210,348,984

Total Investments in Securities (97.3%) (Cost $858,274,514)		860,902,351
Other Assets Less Liabilities (2.7%)		23,883,884

Net Assets (100%)		$884,786,235

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $97,885,318 or 11.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(p)	Yield to maturity.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	732	12/2025	USD	152,547,656	(8,017)

					(8,017)

Short Contracts
U.S. Treasury 5 Year Note	(745)	12/2025	USD	(81,350,508)	(197,947)
U.S. Treasury 10 Year Note	(38)	12/2025	USD	(4,275,000)	(19,201)
U.S. Treasury 10 Year Ultra Note	(10)	12/2025	USD	(1,150,781)	(10,405)
U.S. Treasury Ultra Bond	(4)	12/2025	USD	(480,250)	(13,444)

					(240,997)

					(249,014)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$43,727,049	$—	$43,727,049
Collateralized Mortgage Obligations	—	32,829,608	—	32,829,608
Commercial Mortgage-Backed Securities	—	7,917,629	—	7,917,629
Corporate Bonds
Consumer Discretionary	—	3,779,838	—	3,779,838
Consumer Staples	—	5,785,386	—	5,785,386
Energy	—	1,417,606	—	1,417,606
Financials	—	40,494,463	—	40,494,463
Health Care	—	4,787,777	—	4,787,777
Industrials	—	6,464,559	—	6,464,559
Information Technology	—	4,868,788	—	4,868,788
Materials	—	1,506,049	—	1,506,049
Real Estate	—	304,267	—	304,267
Utilities	—	3,870,138	—	3,870,138
Mortgage-Backed Securities	—	3,290,224	—	3,290,224
Municipal Bonds	—	310,929	—	310,929
Short-Term Investments
U.S. Treasury Obligations	—	210,348,984	—	210,348,984
U.S. Government Agency Securities	—	304,069,551	—	304,069,551
U.S. Treasury Obligations	—	185,129,506	—	185,129,506

Total Assets	$—	$860,902,351	$—	$860,902,351

Liabilities:
Futures	$(249,014)	$—	$—	$(249,014)

Total Liabilities	$(249,014)	$—	$—	$(249,014)

Total	$(249,014)	$860,902,351	$—	$860,653,337

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,664,247
Aggregate gross unrealized depreciation	(2,663,415)

Net unrealized appreciation	$2,000,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$858,652,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	4,730	$101,553
ATN International, Inc.	6,450	96,556
Bandwidth, Inc., Class A*	7,400	123,358
Cogent Communications Holdings, Inc.(x)	15,982	612,910
Globalstar, Inc.(x)*	16,206	589,736
IDT Corp., Class B	5,200	272,012
Liberty Latin America Ltd., Class A*	15,260	126,506
Liberty Latin America Ltd., Class C*	48,523	409,534
Lumen Technologies, Inc.*	339,130	2,075,476
Shenandoah Telecommunications Co.	24,728	331,850
Uniti Group, Inc.(x)	51,427	314,733

		5,054,224

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A(x)*	145,060	420,674
Atlanta Braves Holdings, Inc., Class A*	4,420	200,977
Atlanta Braves Holdings, Inc., Class C*	14,260	593,074
Cinemark Holdings, Inc.	40,640	1,138,733
CuriosityStream, Inc.	8,200	43,460
Eventbrite, Inc., Class A*	48,100	121,212
Gaia, Inc., Class A*	600	3,552
Golden Matrix Group, Inc.(x)*	5,780	6,532
IMAX Corp.*	16,240	531,860
Lionsgate Studios Corp.*	72,050	497,145
Madison Square Garden Entertainment Corp., Class A*	14,221	643,358
Marcus Corp. (The)	3,270	50,718
Playstudios, Inc.*	15,440	14,863
Reservoir Media, Inc.(x)*	4,160	33,862
Sphere Entertainment Co.*	10,111	628,095
Starz Entertainment Corp.	4,803	70,748
TKO Group Holdings, Inc., Class A	74,866	15,119,937
Vivid Seats, Inc., Class A*	2,387	39,672

		20,158,472

Interactive Media & Services (0.9%)
Angi, Inc., Class A*	15,800	256,908
Arena Group Holdings, Inc. (The)*	2,500	13,675
Bumble, Inc., Class A*	31,400	191,226
Cargurus, Inc., Class A*	30,564	1,137,898
Cars.com, Inc.*	24,620	300,856
EverQuote, Inc., Class A*	9,000	205,830
fuboTV, Inc.(x)*	116,682	484,230
Getty Images Holdings, Inc.(x)*	31,390	62,152
Grindr, Inc.*	12,980	194,960
MediaAlpha, Inc., Class A*	18,760	213,489
Nextdoor Holdings, Inc.*	55,050	115,055
QuinStreet, Inc.*	19,950	308,626
Reddit, Inc., Class A*	47,797	10,992,832
Rumble, Inc.(x)*	28,700	207,788
Shutterstock, Inc.	2,600	54,210
Teads Holding Co.*	9,700	16,005
Travelzoo*	1,000	9,830
TripAdvisor, Inc.(x)*	42,400	689,424
TrueCar, Inc.*	43,110	79,322
Vimeo, Inc.*	52,100	403,775
Webtoon Entertainment, Inc.(x)*	6,500	126,165
Yelp, Inc., Class A*	22,710	708,552
Ziff Davis, Inc.*	15,500	590,550
ZipRecruiter, Inc., Class A*	29,100	122,802

		17,486,160

Media (0.5%)
Advantage Solutions, Inc.*	44,160	67,565
Altice USA, Inc., Class A*	95,200	229,432
AMC Networks, Inc., Class A*	21,810	179,714
Boston Omaha Corp., Class A(x)*	7,510	98,231
Cable One, Inc.	2,160	382,428
EchoStar Corp., Class A(x)*	48,266	3,685,592
Emerald Holding, Inc.(x)	5,870	29,878
Entravision Communications Corp., Class A	8,210	19,129
EW Scripps Co. (The), Class A*	38,625	95,018
Gambling.com Group Ltd.*	7,940	64,949
Gannett Co., Inc.*	50,570	208,854
Gray Media, Inc.	34,230	197,849
Ibotta, Inc., Class A(x)*	5,670	157,909
iHeartMedia, Inc., Class A*	53,250	152,827
Integral Ad Science Holding Corp.*	25,000	254,250
John Wiley & Sons, Inc., Class A	14,310	579,126
Magnite, Inc.*	48,238	1,050,624
National CineMedia, Inc.	6,500	29,315
Newsmax, Inc., Class B*	14,500	179,800
Nexxen International Ltd.*	3,300	30,525
PubMatic, Inc., Class A*	15,200	125,856
Scholastic Corp.	6,270	171,673
Sinclair, Inc.	14,720	222,272
Stagwell, Inc., Class A(x)*	41,500	233,645
TechTarget, Inc.*	17,500	101,675
TEGNA, Inc.	50,030	1,017,110
Thryv Holdings, Inc.*	8,380	101,063
WideOpenWest, Inc.*	16,450	84,882

		9,751,191

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	215,609
Spok Holdings, Inc.	9,640	166,290
Telephone and Data Systems, Inc.	34,000	1,334,160

		1,716,059

Total Communication Services		54,166,106

Consumer Discretionary (12.9%)
Automobile Components (0.7%)
Adient plc*	30,670	738,534
American Axle & Manufacturing Holdings, Inc.*	47,100	283,071
Cooper-Standard Holdings, Inc.*	6,310	233,028
Dana, Inc.	47,000	941,880
Dorman Products, Inc.*	10,060	1,568,153
Fox Factory Holding Corp.*	16,800	408,072
Garrett Motion, Inc.	46,250	629,925
Gentherm, Inc.*	10,230	348,434
Goodyear Tire & Rubber Co. (The)*	76,666	573,462
Holley, Inc.*	22,960	72,094
LCI Industries	8,050	749,858
Luminar Technologies, Inc., Class A(x)*	32,353	61,794
Modine Manufacturing Co.*	17,940	2,550,350
Motorcar Parts of America, Inc.*	2,060	34,072
Patrick Industries, Inc.(x)	11,925	1,233,403
Phinia, Inc.	13,400	770,232
Solid Power, Inc.*	64,590	224,127
Standard Motor Products, Inc.	9,700	395,954
Visteon Corp.	10,100	1,210,586
XPEL, Inc.(m)*	7,900	261,253

		13,288,282

Automobiles (0.0%)†
Livewire Group, Inc.*	7,420	35,245
Winnebago Industries, Inc.	11,380	380,547

		415,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Broadline Retail (0.7%)
Groupon, Inc.(x)*	7,650	$178,627
Kohl’s Corp.	39,700	610,189
Ollie’s Bargain Outlet Holdings, Inc.*	91,259	11,717,656
Savers Value Village, Inc.*	15,360	203,520

		12,709,992

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	1,040	26,905
GigaCloud Technology, Inc., Class A*	15,270	433,668
Weyco Group, Inc.	620	18,656

		479,229

Diversified Consumer Services (1.8%)
Adtalem Global Education, Inc.*	12,193	1,883,209
American Public Education, Inc.*	4,060	160,248
Carriage Services, Inc., Class A	7,040	313,561
Coursera, Inc.*	49,050	574,375
Duolingo, Inc., Class A*	48,876	15,730,252
European Wax Center, Inc., Class A*	35,820	142,922
Frontdoor, Inc.*	26,610	1,790,587
Graham Holdings Co., Class B	1,090	1,283,268
KinderCare Learning Cos., Inc.*	20,850	138,444
Laureate Education, Inc.*	48,800	1,539,152
Lincoln Educational Services Corp.*	9,370	220,195
Matthews International Corp., Class A	11,064	268,634
McGraw Hill, Inc.*	8,200	102,910
Mister Car Wash, Inc.*	35,770	190,654
Nerdy, Inc.(x)*	49,580	62,471
OneSpaWorld Holdings Ltd.	34,580	731,021
Perdoceo Education Corp.	23,770	895,178
Strategic Education, Inc.	8,431	725,150
Stride, Inc.*	15,020	2,237,079
Stubhub Holdings, Inc., Class A(x)*	369,490	6,222,212
Udemy, Inc.*	26,300	184,363
Universal Technical Institute, Inc.*	14,400	468,720
Zspace, Inc.*	15,700	15,383

		35,879,988

Hotels, Restaurants & Leisure (2.6%)
Accel Entertainment, Inc., Class A*	19,860	219,850
Bally’s Corp.(x)*	1,000	11,100
Biglari Holdings, Inc., Class B*	570	184,481
BJ’s Restaurants, Inc.*	6,700	204,551
Bloomin’ Brands, Inc.	30,970	222,055
Brightstar Lottery plc(x)	43,468	749,823
Brinker International, Inc.*	16,140	2,044,615
Cheesecake Factory, Inc. (The)(x)	16,830	919,591
Cracker Barrel Old Country Store, Inc.(x)	8,485	373,849
Denny’s Corp.(x)*	25,242	132,016
Dine Brands Global, Inc.	6,920	171,062
DraftKings, Inc., Class A*	274,222	10,255,903
El Pollo Loco Holdings, Inc.*	5,010	48,597
First Watch Restaurant Group, Inc.*	13,820	216,145
Genius Sports Ltd.*	80,700	999,066
Global Business Travel Group I*	47,940	387,355
Golden Entertainment, Inc.	6,400	150,912
Hilton Grand Vacations, Inc.*	19,060	796,899
Inspired Entertainment, Inc.*	1,610	15,102
Jack in the Box, Inc.(x)	7,550	149,263
Krispy Kreme, Inc.	32,583	126,096
Kura Sushi USA, Inc., Class A*	1,590	94,462
Life Time Group Holdings, Inc.*	49,440	1,364,544
Lindblad Expeditions Holdings, Inc.*	13,360	171,008
Marriott Vacations Worldwide Corp.	8,800	585,728
Monarch Casino & Resort, Inc.	4,900	518,616
Nathan’s Famous, Inc.	500	55,370
Papa John’s International, Inc.	13,066	629,128
Portillo’s, Inc., Class A*	20,630	133,064
Potbelly Corp.*	5,570	94,913
Pursuit Attractions and Hospitality, Inc.*	6,280	227,210
RCI Hospitality Holdings, Inc.	2,720	82,987
Red Rock Resorts, Inc., Class A	18,260	1,114,956
Rush Street Interactive, Inc.*	27,410	561,357
Sabre Corp.(x)*	118,700	217,221
Serve Robotics, Inc.(x)*	16,800	195,384
Shake Shack, Inc., Class A*	14,070	1,317,093
Six Flags Entertainment Corp.(x)*	34,835	791,451
Super Group SGHC Ltd.	56,770	749,364
Sweetgreen, Inc., Class A(x)*	36,291	289,602
Target Hospitality Corp.*	14,580	123,638
United Parks & Resorts, Inc.(x)*	10,110	522,687
Viking Holdings Ltd.*	186,706	11,605,645
Wingstop, Inc.(x)	43,722	11,003,953
Xponential Fitness, Inc., Class A*	11,200	87,248

		50,914,960

Household Durables (2.1%)
Bassett Furniture Industries, Inc.	300	4,692
Beazer Homes USA, Inc.*	11,200	274,960
Cavco Industries, Inc.*	2,590	1,504,091
Century Communities, Inc.	10,350	655,879
Champion Homes, Inc.*	154,792	11,821,465
Cricut, Inc., Class A	13,830	86,991
Dream Finders Homes, Inc., Class A(x)*	9,020	233,798
Ethan Allen Interiors, Inc.	8,510	250,705
Flexsteel Industries, Inc.	630	29,200
Green Brick Partners, Inc.*	12,010	887,059
Hamilton Beach Brands Holding Co., Class A	740	10,634
Helen of Troy Ltd.*	8,133	204,952
Hovnanian Enterprises, Inc., Class A*	1,720	221,003
Installed Building Products, Inc.	8,030	1,980,680
KB Home	24,009	1,527,933
La-Z-Boy, Inc.	16,360	561,475
Legacy Housing Corp.*	3,660	100,687
Leggett & Platt, Inc.	48,600	431,568
LGI Homes, Inc.*	7,040	364,038
M/I Homes, Inc.*	10,040	1,450,178
Meritage Homes Corp.	26,540	1,922,292
SharkNinja, Inc.*	126,376	13,035,684
Sonos, Inc.*	38,758	612,376
Taylor Morrison Home Corp., Class A*	33,700	2,224,537
Traeger, Inc.*	15,350	18,727
Tri Pointe Homes, Inc.*	33,530	1,139,014

		41,554,618

Leisure Products (0.2%)
Acushnet Holdings Corp.	7,690	603,588
Clarus Corp.	5,410	18,935
Escalade, Inc.	340	4,274
Funko, Inc., Class A*	8,080	27,795
JAKKS Pacific, Inc.	4,210	78,853
Johnson Outdoors, Inc., Class A	2,450	98,955
Latham Group, Inc.*	15,860	120,695
Malibu Boats, Inc., Class A*	9,700	314,765
Marine Products Corp.	2,250	19,958
MasterCraft Boat Holdings, Inc.*	5,840	125,326
Outdoor Holding Co.*	18,420	27,262
Peloton Interactive, Inc., Class A*	129,190	1,162,710
Polaris, Inc.(x)	19,400	1,127,722
Smith & Wesson Brands, Inc.	11,000	108,130
Sturm Ruger & Co., Inc.	8,300	360,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Topgolf Callaway Brands Corp.*	46,900	$445,550

		4,645,319

Specialty Retail (2.8%)
1-800-Flowers.com, Inc., Class A*	14,810	68,126
Abercrombie & Fitch Co., Class A*	16,420	1,404,731
Academy Sports & Outdoors, Inc.	23,430	1,171,969
Advance Auto Parts, Inc.(x)	21,900	1,344,660
American Eagle Outfitters, Inc.	57,600	985,536
America’s Car-Mart, Inc.*	2,940	85,877
Arhaus, Inc., Class A*	270	2,870
Arko Corp.	27,380	125,127
Asbury Automotive Group, Inc.*	6,910	1,689,149
BARK, Inc.*	19,330	16,059
Barnes & Noble Education, Inc.*	3,200	31,840
Bed Bath & Beyond, Inc.(x)*	16,500	161,535
Boot Barn Holdings, Inc.*	10,850	1,798,062
Buckle, Inc. (The)	11,600	680,456
Build-A-Bear Workshop, Inc.(x)	3,570	232,800
Burlington Stores, Inc.*	44,150	11,236,175
Caleres, Inc.	5,100	66,504
Camping World Holdings, Inc., Class A	16,900	266,851
Citi Trends, Inc.*	1,580	49,027
Designer Brands, Inc., Class A(x)	26,970	95,474
EVgo, Inc., Class A*	46,000	217,580
Genesco, Inc.*	4,200	121,758
Group 1 Automotive, Inc.	4,717	2,063,735
Haverty Furniture Cos., Inc.	6,800	149,124
J Jill, Inc.	4,190	71,858
Lands’ End, Inc.*	10,810	152,421
MarineMax, Inc.(x)*	6,500	164,645
Monro, Inc.	5,950	106,922
Murphy USA, Inc.	25,925	10,065,640
National Vision Holdings, Inc.*	25,561	746,126
ODP Corp. (The)*	13,020	362,607
OneWater Marine, Inc., Class A(x)*	2,850	45,144
Petco Health & Wellness Co., Inc., Class A(x)*	25,760	99,691
RealReal, Inc. (The)(x)*	36,380	386,719
Revolve Group, Inc., Class A*	14,400	306,720
RH*	49,613	10,079,377
Sally Beauty Holdings, Inc.*	39,980	650,874
Shoe Carnival, Inc.	2,490	51,767
Signet Jewelers Ltd.	14,850	1,424,412
Sleep Number Corp.(x)*	9,570	67,181
Sonic Automotive, Inc., Class A	6,020	458,062
Stitch Fix, Inc., Class A*	38,600	167,910
ThredUp, Inc., Class A*	28,270	267,152
Tile Shop Holdings, Inc.*	3,350	20,268
Torrid Holdings, Inc.*	17,190	30,083
Upbound Group, Inc.	20,530	485,124
Urban Outfitters, Inc.*	22,980	1,641,461
Victoria’s Secret & Co.*	22,380	607,393
Warby Parker, Inc., Class A*	35,800	987,364
Winmark Corp.	1,100	547,547
Zumiez, Inc.*	6,480	127,073

		54,186,566

Textiles, Apparel & Luxury Goods (2.0%)
Amer Sports, Inc.*	335,378	11,654,385
Birkenstock Holding plc(x)*	235,715	10,666,104
Capri Holdings Ltd.*	42,400	844,608
Carter’s, Inc.(x)	13,000	366,860
Ermenegildo Zegna NV(x)	13,500	127,575
Figs, Inc., Class A*	46,400	310,416
G-III Apparel Group Ltd.*	11,540	307,079
Hanesbrands, Inc.*	134,980	889,518
Kontoor Brands, Inc.	20,040	1,598,591
Movado Group, Inc.	7,660	145,310
On Holding AG, Class A*	267,311	11,320,621
Oxford Industries, Inc.	5,580	226,213
Rocky Brands, Inc.	740	22,045
Steven Madden Ltd.(x)	25,543	855,180
Superior Group of Cos., Inc.	1,130	12,114
Wolverine World Wide, Inc.	29,400	806,736

		40,153,355

Total Consumer Discretionary		254,228,101

Consumer Staples (1.9%)
Beverages (0.9%)
Celsius Holdings, Inc.*	308,574	17,739,919
MGP Ingredients, Inc.	5,400	130,626
National Beverage Corp.*	8,430	311,235
Vita Coco Co., Inc. (The)*	15,000	637,050
Zevia PBC, Class A*	19,730	53,666

		18,872,496

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	13,600	541,416
Chefs’ Warehouse, Inc. (The)*	14,200	828,286
Grocery Outlet Holding Corp.*	34,500	553,725
Guardian Pharmacy Services, Inc., Class A*	4,100	107,543
HF Foods Group, Inc.*	9,920	27,379
Ingles Markets, Inc., Class A	6,200	431,272
Natural Grocers by Vitamin Cottage, Inc.	5,010	200,400
PriceSmart, Inc.	9,000	1,090,710
United Natural Foods, Inc.*	21,300	801,306
Village Super Market, Inc., Class A	2,600	97,136
Weis Markets, Inc.	5,800	416,846

		5,096,019

Food Products (0.4%)
Alico, Inc.	1,960	67,934
B&G Foods, Inc.(x)	27,870	123,464
Beyond Meat, Inc.(x)*	53,510	101,134
BRC, Inc., Class A(x)*	39,800	62,088
Calavo Growers, Inc.	6,440	165,766
Cal-Maine Foods, Inc.	15,870	1,493,367
Dole plc	27,430	368,659
Forafric Global plc(x)*	1,020	8,864
Fresh Del Monte Produce, Inc.	12,400	430,528
Hain Celestial Group, Inc. (The)*	70,300	111,074
J & J Snack Foods Corp.	5,610	539,065
John B Sanfilippo & Son, Inc.	2,300	147,844
Lifeway Foods, Inc.*	3,170	87,999
Limoneira Co.	3,470	51,529
Mama’s Creations, Inc.*	11,200	117,712
Marzetti Co. (The)	7,080	1,223,353
Mission Produce, Inc.*	18,670	224,413
Seneca Foods Corp., Class A*	1,140	123,052
Simply Good Foods Co. (The)*	33,823	839,487
SunOpta, Inc.*	30,700	179,902
Tootsie Roll Industries, Inc.	6,400	268,288
TreeHouse Foods, Inc.*	15,950	322,349
Utz Brands, Inc.	23,600	286,740
Vital Farms, Inc.*	12,270	504,911
Westrock Coffee Co.(x)*	14,420	70,081

		7,919,603

Household Products (0.1%)
Central Garden & Pet Co.*	4,480	146,272
Central Garden & Pet Co., Class A*	18,707	552,418
Energizer Holdings, Inc.	24,100	599,849
Oil-Dri Corp. of America	3,520	214,861
Spectrum Brands Holdings, Inc.	8,500	446,505
WD-40 Co.	3,910	772,616

		2,732,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.1%)
Beauty Health Co. (The)(x)*	82,610	$164,394
Edgewell Personal Care Co.	17,480	355,893
FitLife Brands, Inc.*	200	3,978
Herbalife Ltd.(x)*	36,100	304,684
Honest Co., Inc. (The)(x)*	29,990	110,363
Interparfums, Inc.	6,540	643,405
Lifevantage Corp.	1,000	9,730
Medifast, Inc.(x)*	9,820	134,239
Nature’s Sunshine Products, Inc.*	4,650	72,168
Nu Skin Enterprises, Inc., Class A	3,200	39,008
Olaplex Holdings, Inc.(x)*	35,690	46,754
USANA Health Sciences, Inc.*	3,770	103,864
Waldencast plc, Class A(x)*	4,700	9,306

		1,997,786

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	5,660	14,489
Turning Point Brands, Inc.	6,310	623,807
Universal Corp.	8,980	501,713

		1,140,009

Total Consumer Staples		37,758,434

Energy (2.9%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	58,980	1,551,764
Aris Water Solutions, Inc., Class A	7,830	193,088
Atlas Energy Solutions, Inc.(x)	25,950	295,051
Borr Drilling Ltd.(x)	80,000	215,200
Bristow Group, Inc., Class A*	7,973	287,666
Cactus, Inc., Class A	24,400	963,068
Core Laboratories, Inc.	11,880	146,837
DMC Global, Inc.*	13,020	110,019
Energy Services of America Corp.	2,000	20,700
Expro Group Holdings NV*	36,183	429,854
Flowco Holdings, Inc., Class A	7,900	117,315
Forum Energy Technologies, Inc.*	2,550	68,110
Helix Energy Solutions Group, Inc.*	55,600	364,736
Helmerich & Payne, Inc.	27,280	602,615
Innovex International, Inc.*	9,570	177,428
Kodiak Gas Services, Inc.(x)	24,120	891,716
Liberty Energy, Inc., Class A	56,890	702,023
Mammoth Energy Services, Inc.*	4,760	10,900
Nabors Industries Ltd.(x)*	9,300	380,091
National Energy Services Reunited Corp.*	21,900	224,694
Natural Gas Services Group, Inc.	2,560	71,654
Noble Corp. plc	45,821	1,295,818
Oceaneering International, Inc.*	33,440	828,643
Oil States International, Inc.*	36,610	221,857
Patterson-UTI Energy, Inc.	130,827	677,684
ProFrac Holding Corp., Class A*	39,130	144,781
ProPetro Holding Corp.*	33,200	173,968
Ranger Energy Services, Inc., Class A	6,800	95,472
RPC, Inc.	32,795	156,104
SEACOR Marine Holdings, Inc.(x)*	6,280	40,757
Seadrill Ltd.*	23,180	700,268
Select Water Solutions, Inc., Class A	34,860	372,653
Solaris Energy Infrastructure, Inc., Class A	10,810	432,076
TechnipFMC plc	215,235	8,491,021
TETRA Technologies, Inc.*	51,890	298,368
Tidewater, Inc.*	17,460	931,142
Transocean Ltd.(x)*	278,620	869,294
Valaris Ltd.*	22,170	1,081,231

		24,635,666

Oil, Gas & Consumable Fuels (1.6%)
Ardmore Shipping Corp.	15,370	182,442
Berry Corp.	18,660	70,535
BKV Corp.*	5,200	120,276
California Resources Corp.	23,720	1,261,430
Calumet, Inc.(x)*	25,100	458,075
Centrus Energy Corp., Class A(x)*	5,390	1,671,277
Clean Energy Fuels Corp.*	30,290	78,148
CNX Resources Corp.(x)*	46,790	1,502,895
Comstock Resources, Inc.(x)*	27,000	535,410
Core Natural Resources, Inc.	19,351	1,615,421
Crescent Energy Co., Class A	58,598	522,694
CVR Energy, Inc.*	10,800	393,984
Delek US Holdings, Inc.	25,680	828,694
DHT Holdings, Inc.	51,900	620,205
Diversified Energy Co. plc(m)	17,950	251,480
Dorian LPG Ltd.	14,715	438,507
Empire Petroleum Corp.(x)*	1,752	7,919
Encore Energy Corp.(x)*	54,640	175,394
Energy Fuels, Inc.(x)*	75,800	1,163,530
Epsilon Energy Ltd.	2,600	13,104
Evolution Petroleum Corp.	7,090	34,174
Excelerate Energy, Inc., Class A	8,340	210,085
FLEX LNG Ltd.	10,400	262,080
FutureFuel Corp.	22,010	85,399
Golar LNG Ltd.	37,320	1,508,101
Granite Ridge Resources, Inc.	18,360	99,328
Green Plains, Inc.*	22,100	194,259
Gulfport Energy Corp.*	5,550	1,004,439
HighPeak Energy, Inc.(x)	16,490	116,584
International Seaways, Inc.	14,415	664,243
Kinetik Holdings, Inc., Class A(x)	16,110	688,541
Kosmos Energy Ltd.*	170,060	282,300
Magnolia Oil & Gas Corp., Class A	67,840	1,619,341
Murphy Oil Corp.(x)	51,720	1,469,365
NACCO Industries, Inc., Class A	670	28,247
NextDecade Corp.*	43,400	294,686
NextNRG, Inc.(x)*	900	1,647
Nordic American Tankers Ltd.(x)	46,190	145,037
Northern Oil & Gas, Inc.(x)	32,100	796,080
OPAL Fuels, Inc., Class A(x)*	1,900	4,180
Par Pacific Holdings, Inc.*	21,190	750,550
PBF Energy, Inc., Class A	33,524	1,011,419
Peabody Energy Corp.	41,400	1,097,928
Prairie Operating Co.(x)*	9,500	18,857
PrimeEnergy Resources Corp.*	650	108,569
REX American Resources Corp.*	13,600	416,432
Riley Exploration Permian, Inc.	4,070	110,338
Sable Offshore Corp.*	24,880	434,405
SandRidge Energy, Inc.	11,790	132,991
Scorpio Tankers, Inc.	17,790	997,129
SFL Corp. Ltd.(x)	47,800	359,934
SM Energy Co.	41,250	1,030,012
Talos Energy, Inc.*	46,750	448,333
Teekay Corp. Ltd.	17,320	141,678
Teekay Tankers Ltd., Class A	9,170	463,543
Uranium Energy Corp.*	155,040	2,068,234
VAALCO Energy, Inc.	30,910	124,258
Verde Clean Fuels, Inc.*	270	823
Vital Energy, Inc.*	10,930	184,608
Vitesse Energy, Inc.(x)	10,750	249,722
W&T Offshore, Inc.(x)	105,530	192,065
World Kinect Corp.	22,260	577,647

		32,339,011

Total Energy		56,974,677

Financials (13.7%)
Banks (5.1%)
1st Source Corp.	6,535	402,295
ACNB Corp.	1,850	81,474
Amalgamated Financial Corp.	10,010	271,772
Amerant Bancorp, Inc., Class A	20,800	400,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ameris Bancorp	24,920	$1,826,885
Ames National Corp.	1,280	25,882
Arrow Financial Corp.	4,365	123,529
Associated Banc-Corp.	58,680	1,508,663
Atlantic Union Bankshares Corp.	49,606	1,750,596
Axos Financial, Inc.*	18,880	1,598,192
Banc of California, Inc.	51,210	847,525
BancFirst Corp.	7,610	962,284
Bancorp, Inc. (The)*	15,470	1,158,548
Bank First Corp.	3,580	434,290
Bank of Hawaii Corp.	15,040	987,226
Bank of Marin Bancorp	5,260	127,713
Bank of NT Butterfield & Son Ltd. (The)	18,080	775,994
Bank7 Corp.	1,720	79,584
BankFinancial Corp.	260	3,128
BankUnited, Inc.	29,700	1,133,352
Bankwell Financial Group, Inc.	1,230	54,428
Banner Corp.	13,700	897,350
Bar Harbor Bankshares	2,290	69,753
BayCom Corp.	2,560	73,600
BCB Bancorp, Inc.	4,110	35,675
Beacon Financial Corp.	27,779	658,640
Blue Foundry Bancorp*	3,920	35,633
Blue Ridge Bankshares, Inc.*	2,520	10,660
Bridgewater Bancshares, Inc.*	6,750	118,800
Burke & Herbert Financial Services Corp.	4,444	274,150
Business First Bancshares, Inc.	8,360	197,380
BV Financial, Inc.*	460	7,415
Byline Bancorp, Inc.	16,360	453,663
C&F Financial Corp.	120	8,064
Cadence Bank	67,753	2,543,448
California Bancorp*	4,590	76,561
Camden National Corp.	5,055	195,072
Capital Bancorp, Inc.	2,700	86,130
Capital City Bank Group, Inc.	5,250	219,398
Capitol Federal Financial, Inc.	60,600	384,810
Carter Bankshares, Inc.*	6,680	129,659
Cathay General Bancorp	25,091	1,204,619
CB Financial Services, Inc.	160	5,314
Central Pacific Financial Corp.	8,730	264,868
CF Bankshares, Inc.	110	2,634
Chain Bridge Bancorp, Inc., Class A*	180	5,891
Chemung Financial Corp.	830	43,592
ChoiceOne Financial Services, Inc.(x)	3,130	90,645
Citizens & Northern Corp.	5,970	118,266
Citizens Community Bancorp, Inc.	270	4,339
Citizens Financial Services, Inc.	680	40,990
City Holding Co.	5,540	686,240
Civista Bancshares, Inc.	5,330	108,252
CNB Financial Corp.	10,051	243,234
Coastal Financial Corp.*	4,290	464,049
Colony Bankcorp, Inc.	4,550	77,395
Columbia Financial, Inc.*	13,410	201,284
Community Financial System, Inc.	19,366	1,135,622
Community Trust Bancorp, Inc.	6,100	341,295
Community West Bancshares	3,550	73,982
ConnectOne Bancorp, Inc.	18,338	454,966
Customers Bancorp, Inc.*	10,800	705,996
CVB Financial Corp.	51,335	970,745
Dime Community Bancshares, Inc.	15,719	468,898
Eagle Bancorp Montana, Inc.	470	8,117
Eagle Bancorp, Inc.	12,230	247,291
Eagle Financial Services, Inc.	270	10,214
Eastern Bankshares, Inc.	66,944	1,215,034
ECB Bancorp, Inc.*	200	3,174
Enterprise Financial Services Corp.	12,634	732,519
Equity Bancshares, Inc., Class A	9,000	366,300
Esquire Financial Holdings, Inc.	2,550	260,240
Farmers & Merchants Bancorp, Inc.	2,490	62,275
Farmers National Banc Corp.	13,030	187,762
FB Bancorp, Inc.*	870	10,457
FB Financial Corp.	14,864	828,519
Fidelity D&D Bancorp, Inc.	630	27,613
Financial Institutions, Inc.	7,240	196,928
Finward Bancorp	80	2,567
Finwise Bancorp*	210	4,072
First Bancorp (Nasdaq Stock Exchange)	13,398	708,620
First Bancorp (New York Stock Exchange)	54,620	1,204,371
First Bancorp, Inc. (The)	4,340	113,968
First Bank	3,890	63,368
First Busey Corp.	29,935	692,995
First Business Financial Services, Inc.	1,800	92,268
First Capital, Inc.(x)	70	3,206
First Commonwealth Financial Corp.	36,600	624,030
First Community Bankshares, Inc.	8,520	296,496
First Community Corp.	290	8,184
First Financial Bancorp	35,765	903,066
First Financial Bankshares, Inc.	48,240	1,623,276
First Financial Corp.	3,690	208,264
First Financial Northwest, Inc.(r)*	970	1,028
First Foundation, Inc.*	37,760	210,323
First Internet Bancorp	1,930	43,290
First Interstate BancSystem, Inc., Class A	30,784	981,086
First Merchants Corp.	20,730	781,521
First Mid Bancshares, Inc.	7,700	291,676
First National Corp.	260	5,897
First Savings Financial Group, Inc.	200	6,286
First United Corp.	210	7,722
First Western Financial, Inc.*	1,700	39,142
Firstsun Capital Bancorp*	840	32,584
Five Star Bancorp	6,550	210,910
Flagstar Financial, Inc.	110,693	1,278,504
Flushing Financial Corp.	16,910	233,527
Franklin Financial Services Corp.	170	7,820
FS Bancorp, Inc.	1,170	46,706
Fulton Financial Corp.	68,260	1,271,684
FVCBankcorp, Inc.	2,065	26,783
GBank Financial Holdings, Inc.(x)*	1,250	49,087
German American Bancorp, Inc.	13,210	518,757
Glacier Bancorp, Inc.(x)	42,400	2,063,608
Great Southern Bancorp, Inc.	2,340	143,325
Greene County Bancorp, Inc.	3,200	72,320
Guaranty Bancshares, Inc.	2,960	144,300
Hancock Whitney Corp.	31,972	2,001,767
Hanmi Financial Corp.	13,010	321,217
Hanover Bancorp, Inc.	130	2,918
HarborOne Bancorp, Inc.	17,090	232,424
Hawthorn Bancshares, Inc.	190	5,898
HBT Financial, Inc.	3,880	97,776
Heritage Commerce Corp.	34,910	346,656
Heritage Financial Corp.	15,266	369,285
Hilltop Holdings, Inc.	17,399	581,475
Hingham Institution For Savings (The)(x)	970	255,867
Home Bancorp, Inc.	2,600	141,245
Home BancShares, Inc.	71,075	2,011,423
HomeTrust Bancshares, Inc.	8,350	341,849
Hope Bancorp, Inc.	44,585	480,180
Horizon Bancorp, Inc.	17,900	286,579
Independent Bank Corp.	6,600	204,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	17,415	$1,204,596
International Bancshares Corp.	20,600	1,416,250
Investar Holding Corp.	1,400	32,494
John Marshall Bancorp, Inc.	1,710	33,892
Kearny Financial Corp.	32,165	211,324
Lakeland Financial Corp.	10,455	671,211
Landmark Bancorp, Inc.	170	4,537
LCNB Corp.	2,130	31,929
LINKBANCORP, Inc.	2,000	14,260
Live Oak Bancshares, Inc.	12,400	436,728
MainStreet Bancshares, Inc.	260	5,416
Mechanics Bancorp*	15,560	207,104
Mercantile Bank Corp.	5,840	262,800
Meridian Corp.	420	6,632
Metrocity Bankshares, Inc.	6,660	184,415
Metropolitan Bank Holding Corp.	3,540	264,863
Mid Penn Bancorp, Inc.	6,350	181,864
Middlefield Banc Corp.	940	28,209
Midland States Bancorp, Inc.	10,170	174,314
MidWestOne Financial Group, Inc.	6,750	190,957
MVB Financial Corp.	2,520	63,151
National Bank Holdings Corp., Class A	14,100	544,824
National Bankshares, Inc.	1,120	32,973
NB Bancorp, Inc.	14,870	262,456
NBT Bancorp, Inc.	18,655	779,033
Nicolet Bankshares, Inc.	4,800	645,600
Northeast Bank	2,440	244,390
Northeast Community Bancorp, Inc.	3,880	79,812
Northfield Bancorp, Inc.	16,890	199,302
Northpointe Bancshares, Inc.	900	15,372
Northrim Bancorp, Inc.	7,600	164,616
Northwest Bancshares, Inc.	56,393	698,709
Norwood Financial Corp.	1,540	39,147
Oak Valley Bancorp	1,110	31,269
OceanFirst Financial Corp.	24,343	427,707
OFG Bancorp	17,560	763,684
Ohio Valley Banc Corp.	100	3,698
Old National Bancorp	125,616	2,757,271
Old Second Bancorp, Inc.	25,450	439,903
OP Bancorp	670	9,326
Orange County Bancorp, Inc.	2,240	56,470
Origin Bancorp, Inc.	10,870	375,232
Orrstown Financial Services, Inc.	6,950	236,161
Park National Corp.	5,220	848,407
Parke Bancorp, Inc.	1,760	37,928
Pathward Financial, Inc.	8,340	617,243
Patriot National Bancorp, Inc.(x)*	12,780	16,614
PCB Bancorp	2,110	44,310
Peapack-Gladstone Financial Corp.	6,090	168,084
Peoples Bancorp of North Carolina, Inc.	450	13,797
Peoples Bancorp, Inc.	13,004	389,990
Peoples Financial Services Corp.	1,320	64,165
Pioneer Bancorp, Inc.*	1,540	20,112
Plumas Bancorp	850	36,669
Ponce Financial Group, Inc.*	4,030	59,241
Preferred Bank	4,900	442,911
Primis Financial Corp.	7,690	80,822
Princeton Bancorp, Inc.	920	29,293
Provident Bancorp, Inc.*	4,760	59,643
Provident Financial Services, Inc.	48,105	927,464
QCR Holdings, Inc.	5,800	438,712
RBB Bancorp	4,520	84,795
Red River Bancshares, Inc.	1,200	77,784
Renasant Corp.	31,820	1,173,840
Republic Bancorp, Inc., Class A	3,180	229,755
Rhinebeck Bancorp, Inc.*	240	2,726
Richmond Mutual Bancorp, Inc.(x)	580	8,242
Riverview Bancorp, Inc.	1,310	7,035
S&T Bancorp, Inc.	14,209	534,116
SB Financial Group, Inc.	260	5,015
Seacoast Banking Corp. of Florida	31,385	955,046
ServisFirst Bancshares, Inc.	19,300	1,554,229
Shore Bancshares, Inc.	7,105	116,593
Sierra Bancorp	4,610	133,275
Simmons First National Corp., Class A	49,819	955,030
SmartFinancial, Inc.	5,360	191,513
Sound Financial Bancorp, Inc.	60	2,764
South Plains Financial, Inc.	3,620	139,913
Southern First Bancshares, Inc.*	1,690	74,563
Southern Missouri Bancorp, Inc.	3,250	170,820
Southside Bancshares, Inc.	14,736	416,292
SR Bancorp, Inc.(x)	710	10,714
Stellar Bancorp, Inc.	17,384	527,431
Sterling Bancorp, Inc.(r)*	1,320	—
Stock Yards Bancorp, Inc.	9,010	630,610
Texas Capital Bancshares, Inc.*	17,070	1,442,927
Third Coast Bancshares, Inc.*	3,800	144,286
Timberland Bancorp, Inc.	1,260	41,933
Tompkins Financial Corp.	4,561	301,984
Towne Bank	28,909	999,384
TriCo Bancshares	10,782	478,829
Triumph Financial, Inc.*	9,000	450,360
TrustCo Bank Corp.	6,930	251,559
Trustmark Corp.	23,320	923,472
UMB Financial Corp.	26,480	3,133,908
Union Bankshares, Inc.	100	2,476
United Bankshares, Inc.	51,582	1,919,366
United Community Banks, Inc.	45,700	1,432,695
United Security Bancshares	270	2,519
Unity Bancorp, Inc.	2,260	110,446
Univest Financial Corp.	11,100	333,222
USCB Financial Holdings, Inc.	2,670	46,592
Valley National Bancorp	169,079	1,792,237
Veritex Holdings, Inc.	17,824	597,639
Virginia National Bankshares Corp.	890	34,541
WaFd, Inc.	29,008	878,652
Washington Trust Bancorp, Inc.	9,910	286,399
WesBanco, Inc.	33,598	1,072,784
West Bancorp, Inc.	6,010	122,123
Westamerica Bancorp	9,650	482,404
Western New England Bancorp, Inc.	840	10,088
WSFS Financial Corp.	19,101	1,030,117

		100,651,576

Capital Markets (3.0%)
Acadian Asset Management, Inc.	12,108	583,121
AlTi Global, Inc.*	9,060	32,254
Artisan Partners Asset Management, Inc., Class A	22,740	986,916
Bakkt Holdings, Inc., Class A(x)*	3,800	127,870
BGC Group, Inc., Class A	133,260	1,260,640
Cohen & Steers, Inc.	9,166	601,381
Diamond Hill Investment Group, Inc.	1,360	190,414
DigitalBridge Group, Inc.	60,275	705,217
Donnelley Financial Solutions, Inc.*	9,220	474,185
Forge Global Holdings, Inc.*	4,706	79,531
GCM Grosvenor, Inc., Class A(x)	10,360	125,045
Marex Group plc	19,300	648,866
MarketWise, Inc.	785	12,976
Moelis & Co., Class A	26,090	1,860,739
Open Lending Corp.*	46,160	97,398
P10, Inc., Class A(x)	19,850	215,968
Patria Investments Ltd., Class A	20,850	304,410
Perella Weinberg Partners, Class A	18,370	391,648
Piper Sandler Cos.	6,460	2,241,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PJT Partners, Inc., Class A	88,113	$15,660,323
Siebert Financial Corp.*	1,700	4,964
Silvercrest Asset Management Group, Inc., Class A	2,600	40,950
StepStone Group, Inc., Class A	25,030	1,634,709
Stifel Financial Corp.	118,077	13,398,197
StoneX Group, Inc.*	15,803	1,594,839
TPG, Inc., Class A	229,103	13,161,967
Value Line, Inc.	510	19,931
Victory Capital Holdings, Inc., Class A	16,110	1,043,284
Virtus Investment Partners, Inc.	2,585	491,228
Westwood Holdings Group, Inc.	400	6,596
WisdomTree, Inc.(x)	39,000	542,100

		58,539,222

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	2,300	134,734
Bread Financial Holdings, Inc.	18,200	1,015,014
Consumer Portfolio Services, Inc.*	2,850	21,517
Dave, Inc.*	3,400	677,790
Encore Capital Group, Inc.*	7,180	299,693
Enova International, Inc.*	8,820	1,015,094
Figure Technology Solutions, Inc., Class A*	173,434	6,307,795
FirstCash Holdings, Inc.	58,315	9,238,262
Green Dot Corp., Class A*	17,660	237,174
LendingClub Corp.*	38,200	580,258
LendingTree, Inc.*	3,600	233,028
Medallion Financial Corp.	1,870	18,887
Navient Corp.	35,497	466,786
Nelnet, Inc., Class A	5,530	693,351
NerdWallet, Inc., Class A*	9,600	103,296
OppFi, Inc.	11,320	128,256
PRA Group, Inc.*	17,960	277,302
PROG Holdings, Inc.	11,960	387,026
Regional Management Corp.	2,230	86,881
Upstart Holdings, Inc.(x)*	30,640	1,556,512
World Acceptance Corp.*	820	138,695

		23,617,351

Financial Services (2.2%)
Acacia Research Corp.*	15,010	48,783
Affirm Holdings, Inc., Class A*	184,570	13,488,376
Alerus Financial Corp.	3,160	69,962
AvidXchange Holdings, Inc.*	66,390	660,581
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	470,733
Better Home & Finance Holding Co.(x)*	1,000	56,140
Burford Capital Ltd.(x)	76,550	915,538
Cannae Holdings, Inc.	17,720	324,453
Cantaloupe, Inc.*	15,310	161,827
Cass Information Systems, Inc.	4,253	167,270
Chime Financial, Inc., Class A(x)*	294,597	5,942,021
Compass Diversified Holdings	22,320	147,758
Enact Holdings, Inc.	9,390	360,013
Essent Group Ltd.	34,940	2,220,786
Evertec, Inc.	22,336	754,510
Federal Agricultural Mortgage Corp., Class C	3,020	507,300
Finance of America Cos., Inc., Class A*	700	15,701
Flywire Corp.*	46,137	624,695
HA Sustainable Infrastructure Capital, Inc.(x)	42,950	1,318,565
International Money Express, Inc.*	11,320	158,140
Jackson Financial, Inc., Class A	26,460	2,678,546
loanDepot, Inc., Class A(x)*	7,800	23,946
Marqeta, Inc., Class A*	140,060	739,517
Merchants Bancorp	9,410	299,238
NCR Atleos Corp.*	27,560	1,083,384
NewtekOne, Inc.	12,300	140,835
NMI Holdings, Inc., Class A*	26,520	1,016,777
Onity Group, Inc.*	1,790	71,528
Pagseguro Digital Ltd., Class A	76,150	761,500
Payoneer Global, Inc.*	98,700	597,135
Paysafe Ltd.(x)*	13,804	178,348
Paysign, Inc.*	16,730	105,232
PennyMac Financial Services, Inc.	10,610	1,314,367
Priority Technology Holdings, Inc.*	13,010	89,379
Radian Group, Inc.	47,606	1,724,289
Remitly Global, Inc.*	54,186	883,232
Repay Holdings Corp., Class A*	31,500	164,745
Security National Financial Corp., Class A*	525	4,552
Sezzle, Inc.*	4,980	396,059
StoneCo Ltd., Class A*	87,640	1,657,272
SWK Holdings Corp.	1,010	14,696
Triller Group, Inc.*	4,700	3,901
Velocity Financial, Inc.*	4,810	87,253
Walker & Dunlop, Inc.	11,370	950,759
Waterstone Financial, Inc.	4,770	74,412

		43,474,054

Insurance (1.8%)
Abacus Global Management, Inc.*	8,900	50,997
Accelerant Holdings, Class A*	262,723	3,911,945
Ambac Financial Group, Inc.*	19,430	162,046
American Coastal Insurance Corp.	11,560	131,668
American Integrity Insurance Group, Inc.*	1,500	33,465
AMERISAFE, Inc.	8,790	385,354
Ategrity Specialty Holdings LLC*	1,600	31,632
Baldwin Insurance Group, Inc. (The), Class A(x)*	24,350	686,914
Bowhead Specialty Holdings, Inc.*	5,700	154,128
Citizens, Inc., Class A(x)*	3,500	18,375
CNO Financial Group, Inc.	36,610	1,447,925
Crawford & Co., Class A	9,850	105,395
Donegal Group, Inc., Class A	6,660	129,137
eHealth, Inc.*	5,100	21,981
Employers Holdings, Inc.	8,781	373,017
F&G Annuities & Life, Inc.	6,980	218,265
Fidelis Insurance Holdings Ltd.(x)	22,060	400,389
Genworth Financial, Inc., Class A*	137,538	1,224,088
GoHealth, Inc., Class A*	3,210	15,472
Goosehead Insurance, Inc., Class A	8,260	614,709
Greenlight Capital Re Ltd., Class A*	8,176	103,835
Hamilton Insurance Group Ltd., Class B*	14,860	368,528
HCI Group, Inc.	3,700	710,141
Heritage Insurance Holdings, Inc.*	8,190	206,224
Hippo Holdings, Inc.*	5,675	205,208
Horace Mann Educators Corp.	13,360	603,471
Investors Title Co.	930	249,082
James River Group Holdings Ltd.	28,410	157,676
Kestrel Group Ltd.	1,329	36,295
Kingstone Cos., Inc.	3,900	57,330
Kingsway Financial Services, Inc.*	5,280	77,194
Kinsale Capital Group, Inc.	28,950	12,311,277
Lemonade, Inc.(x)*	19,000	1,017,070
MBIA, Inc.*	25,900	192,955
Mercury General Corp.	9,700	822,366
NI Holdings, Inc.*	5,020	68,071
Oscar Health, Inc., Class A*	63,780	1,207,355
Palomar Holdings, Inc.*	9,480	1,106,790
ProAssurance Corp.*	18,100	434,219
Root, Inc., Class A(x)*	3,880	347,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	5,424	$383,423
Selective Insurance Group, Inc.	21,440	1,738,141
Selectquote, Inc.*	35,549	69,676
SiriusPoint Ltd.*	36,000	651,240
Skyward Specialty Insurance Group, Inc.*	14,190	674,876
Slide Insurance Holdings, Inc.*	13,800	217,833
Stewart Information Services Corp.	9,490	695,807
Tiptree, Inc., Class A	8,570	164,287
Trupanion, Inc.*	13,560	586,877
United Fire Group, Inc.	7,190	218,720
Universal Insurance Holdings, Inc.	8,450	222,235

		36,022,403

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	600	12,696
Adamas Trust, Inc. (REIT)	25,860	180,244
Advanced Flower Capital, Inc. (REIT)(x)	16,840	64,497
AG Mortgage Investment Trust, Inc. (REIT)	12,020	87,025
Angel Oak Mortgage REIT, Inc. (REIT)	8,260	77,396
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	535,755
Arbor Realty Trust, Inc. (REIT)(x)	62,990	769,108
Ares Commercial Real Estate Corp. (REIT)(x)	38,980	175,800
ARMOUR Residential REIT, Inc. (REIT)(x)	35,587	531,670
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	56,900	1,047,529
BrightSpire Capital, Inc. (REIT), Class A	47,630	258,631
Chicago Atlantic Real Estate Finance, Inc. (REIT)	10,050	128,539
Chimera Investment Corp. (REIT)	16,966	224,290
Claros Mortgage Trust, Inc. (REIT)*	59,700	198,204
Dynex Capital, Inc. (REIT)(x)	38,410	472,059
Ellington Financial, Inc. (REIT)	27,810	360,974
Franklin BSP Realty Trust, Inc. (REIT)	30,600	332,316
Invesco Mortgage Capital, Inc. (REIT)(x)	40,589	306,853
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	169,200
Ladder Capital Corp. (REIT)	37,467	408,765
Lument Finance Trust, Inc. (REIT)(x)	2,900	5,858
MFA Financial, Inc. (REIT)	38,105	350,185
Nexpoint Real Estate Finance, Inc. (REIT)	4,460	63,243
Orchid Island Capital, Inc. (REIT)(x)	54,210	380,012
PennyMac Mortgage Investment Trust (REIT)(x)	28,873	353,983
Ready Capital Corp. (REIT)(x)	66,972	259,182
Redwood Trust, Inc. (REIT)	57,300	331,767
Rithm Property Trust, Inc. (REIT)	4,500	11,340
Seven Hills Realty Trust (REIT)	2,680	27,631
Sunrise Realty Trust, Inc. (REIT)	6,246	64,896
TPG RE Finance Trust, Inc. (REIT)	21,380	183,013
Two Harbors Investment Corp. (REIT)(x)	31,505	310,954

		8,683,615

Total Financials		270,988,221

Health Care (17.7%)
Biotechnology (9.3%)
4D Molecular Therapeutics, Inc.*	28,400	246,796
89bio, Inc.*	40,150	590,205
Abeona Therapeutics, Inc.*	8,960	47,309
Absci Corp.(x)*	55,020	167,261
ACADIA Pharmaceuticals, Inc.*	45,320	967,129
Actuate Therapeutics, Inc.*	940	6,289
ADC Therapeutics SA*	16,530	66,120
ADMA Biologics, Inc.*	80,740	1,183,648
Agios Pharmaceuticals, Inc.*	20,370	817,652
Akebia Therapeutics, Inc.(x)*	78,660	214,742
Akero Therapeutics, Inc.*	147,520	7,004,250
Aldeyra Therapeutics, Inc.*	35,440	184,997
Alector, Inc.*	36,880	109,165
Alkermes plc*	57,620	1,728,600
Allogene Therapeutics, Inc.*	106,637	132,230
Altimmune, Inc.(x)*	23,570	88,859
Amicus Therapeutics, Inc.*	105,789	833,617
AnaptysBio, Inc.*	7,730	236,693
Anavex Life Sciences Corp.(x)*	38,020	338,378
Anika Therapeutics, Inc.*	7,250	68,150
Annexon, Inc.*	49,280	150,304
Apogee Therapeutics, Inc.*	118,673	4,714,878
Arbutus Biopharma Corp.*	54,260	246,340
Arcellx, Inc.*	12,170	999,157
Arcturus Therapeutics Holdings, Inc.*	10,200	187,986
Arcus Biosciences, Inc.*	20,000	272,000
Arcutis Biotherapeutics, Inc.*	40,580	764,933
Ardelyx, Inc.*	81,640	449,836
ArriVent Biopharma, Inc.(x)*	10,580	195,201
Arrowhead Pharmaceuticals, Inc.*	39,650	1,367,528
ARS Pharmaceuticals, Inc.(x)*	203,196	2,042,120
Ascendis Pharma A/S (ADR)*	27,698	5,506,639
Astria Therapeutics, Inc.*	22,800	165,984
aTyr Pharma, Inc.(x)*	27,600	19,911
Aura Biosciences, Inc.(x)*	15,780	97,520
Aurinia Pharmaceuticals, Inc.*	30,600	338,130
Avidity Biosciences, Inc.*	36,550	1,592,483
Avita Medical, Inc.(x)*	8,730	44,610
Beam Therapeutics, Inc.(x)*	32,820	796,541
Benitec Biopharma, Inc.*	1,040	14,591
Bicara Therapeutics, Inc.*	15,460	244,113
BioCryst Pharmaceuticals, Inc.*	77,400	587,466
Biohaven Ltd.*	28,680	430,487
Bridgebio Pharma, Inc.*	209,813	10,897,687
Bright Minds Biosciences, Inc.*	190	11,525
Candel Therapeutics, Inc.(x)*	25,630	130,713
Capricor Therapeutics, Inc.(x)*	27,700	199,717
Cardiff Oncology, Inc.*	18,550	38,213
CareDx, Inc.*	16,490	239,765
Cartesian Therapeutics, Inc.(x)*	4,437	45,346
Catalyst Pharmaceuticals, Inc.*	42,700	841,190
Celcuity, Inc.*	10,580	522,652
Celldex Therapeutics, Inc.*	22,630	585,438
CG oncology, Inc.(x)*	170,955	6,886,067
Cidara Therapeutics, Inc.*	6,120	586,051
Cogent Biosciences, Inc.*	46,590	669,032
Coherus Oncology, Inc.(x)*	79,950	131,118
Compass Therapeutics, Inc.*	54,940	192,290
Corvus Pharmaceuticals, Inc.(x)*	8,560	63,087
CRISPR Therapeutics AG(x)*	30,140	1,953,373
Cullinan Therapeutics, Inc.*	19,420	115,161
Cytokinetics, Inc.*	42,670	2,345,143
Day One Biopharmaceuticals, Inc.*	23,590	166,309
Denali Therapeutics, Inc.*	312,866	4,542,814
Design Therapeutics, Inc.(x)*	13,910	104,742
DiaMedica Therapeutics, Inc.*	1,340	9,206
Dianthus Therapeutics, Inc.*	9,130	359,265
Disc Medicine, Inc.*	8,190	541,195
Dynavax Technologies Corp.(x)*	47,500	471,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dyne Therapeutics, Inc.*	39,140	$495,121
Editas Medicine, Inc.*	62,920	218,332
Eledon Pharmaceuticals, Inc.*	2,330	6,035
Emergent BioSolutions, Inc.*	9,540	84,143
Enanta Pharmaceuticals, Inc.*	11,810	141,366
Entrada Therapeutics, Inc.*	7,110	41,238
Erasca, Inc.*	77,210	168,318
Fate Therapeutics, Inc.*	78,160	98,482
Fennec Pharmaceuticals, Inc.(x)*	4,970	46,519
Foghorn Therapeutics, Inc.*	7,520	36,773
Geron Corp.*	219,980	301,373
Gossamer Bio, Inc.*	68,070	179,024
GRAIL, Inc.*	11,110	656,934
Greenwich Lifesciences, Inc.*	740	7,363
Gyre Therapeutics, Inc.(x)*	7,540	56,248
Halozyme Therapeutics, Inc.*	119,881	8,792,073
Heron Therapeutics, Inc.(x)*	77,480	97,625
Humacyte, Inc.(x)*	48,130	83,746
Ideaya Biosciences, Inc.*	28,550	776,845
ImmunityBio, Inc.(x)*	83,760	206,050
Immunome, Inc.(x)*	19,640	229,984
Immunovant, Inc.*	20,090	323,851
Inhibikase Therapeutics, Inc.(x)*	1,440	2,333
Inhibrx Biosciences, Inc.*	7,100	239,128
Inmune Bio, Inc.(x)*	9,660	19,996
Insmed, Inc.*	108,872	15,678,657
Intellia Therapeutics, Inc.(x)*	36,800	635,536
Iovance Biotherapeutics, Inc.(x)*	95,920	208,146
Ironwood Pharmaceuticals, Inc., Class A*	77,280	101,237
Jade Biosciences, Inc.(x)	5,893	50,857
Janux Therapeutics, Inc.*	10,710	261,752
KalVista Pharmaceuticals, Inc.*	13,410	163,334
Keros Therapeutics, Inc.*	11,260	178,133
Kodiak Sciences, Inc.*	10,890	178,269
Korro Bio, Inc.*	2,940	140,797
Krystal Biotech, Inc.*	8,810	1,555,229
Kura Oncology, Inc.*	26,400	233,640
Kymera Therapeutics, Inc.*	16,900	956,540
Larimar Therapeutics, Inc.*	28,980	93,605
Legend Biotech Corp. (ADR)*	130,837	4,266,595
Lexeo Therapeutics, Inc.*	10,500	69,720
Madrigal Pharmaceuticals, Inc.*	6,700	3,073,022
MannKind Corp.*	96,800	519,816
MeiraGTx Holdings plc*	17,720	145,836
Merus NV*	67,626	6,366,988
Metsera, Inc.(x)*	18,043	944,190
MiMedx Group, Inc.*	49,500	345,510
Mineralys Therapeutics, Inc.*	14,030	532,018
Mirum Pharmaceuticals, Inc.*	14,990	1,098,917
Monopar Therapeutics, Inc.*	280	22,868
Monte Rosa Therapeutics, Inc.(x)*	24,740	183,323
Myriad Genetics, Inc.*	29,370	212,345
Natera, Inc.*	56,682	9,124,102
Neurocrine Biosciences, Inc.*	83,549	11,728,609
Neurogene, Inc.(x)*	2,930	50,777
Newamsterdam Pharma Co. NV*	171,530	4,878,313
Nkarta, Inc.*	33,350	69,035
Novavax, Inc.(x)*	53,960	467,833
Nurix Therapeutics, Inc.*	23,120	213,629
Nuvalent, Inc., Class A*	15,650	1,353,412
Nuvectis Pharma, Inc.(x)*	980	5,900
Olema Pharmaceuticals, Inc.*	25,230	247,002
Organogenesis Holdings, Inc., Class A*	28,100	118,582
ORIC Pharmaceuticals, Inc.*	23,780	285,360
Palvella Therapeutics, Inc.(x)*	880	55,167
PDL BioPharma, Inc.(r)*	73,900	—
Perspective Therapeutics, Inc.(x)*	34,730	119,124
Praxis Precision Medicines, Inc.*	6,590	349,270
Precigen, Inc.(x)*	13,860	45,599
Prime Medicine, Inc.(x)*	22,760	126,090
Protagonist Therapeutics, Inc.*	20,800	1,381,744
Protalix BioTherapeutics, Inc.*	5,860	13,009
Protara Therapeutics, Inc.(x)*	2,510	10,918
Prothena Corp. plc*	19,760	192,858
PTC Therapeutics, Inc.*	26,570	1,630,601
Puma Biotechnology, Inc.*	6,900	36,639
Recursion Pharmaceuticals, Inc., Class A(x)*	123,655	603,436
REGENXBIO, Inc.*	18,700	180,455
Relay Therapeutics, Inc.*	37,500	195,750
Replimune Group, Inc.*	18,280	76,593
Rezolute, Inc.*	27,730	260,662
Rhythm Pharmaceuticals, Inc.*	86,937	8,779,768
Rigel Pharmaceuticals, Inc.*	7,629	216,130
Rocket Pharmaceuticals, Inc.*	51,940	169,324
Sana Biotechnology, Inc.(x)*	59,540	211,367
Savara, Inc.*	49,430	176,465
Scholar Rock Holding Corp.*	28,140	1,047,934
SELLAS Life Sciences Group, Inc.(x)*	24,980	40,218
Sionna Therapeutics, Inc.*	1,310	38,527
Soleno Therapeutics, Inc.(x)*	14,630	988,988
Solid Biosciences, Inc.*	29,750	183,558
Spyre Therapeutics, Inc.*	13,230	221,735
Stoke Therapeutics, Inc.*	14,010	329,235
Syndax Pharmaceuticals, Inc.*	31,390	482,935
Tango Therapeutics, Inc.*	25,490	214,116
Taysha Gene Therapies, Inc.*	60,470	197,737
Tectonic Therapeutic, Inc.*	1,720	26,987
Tevogen Bio Holdings, Inc.(x)*	10,910	8,568
TG Therapeutics, Inc.(x)*	52,890	1,910,651
Tonix Pharmaceuticals Holding Corp.(x)*	5,360	129,498
Tourmaline Bio, Inc.*	8,590	410,860
Travere Therapeutics, Inc.*	30,180	721,302
TriSalus Life Sciences, Inc.*	580	2,697
TuHURA Biosciences, Inc.*	2,570	6,374
Twist Bioscience Corp.*	20,373	573,296
Tyra Biosciences, Inc.(x)*	12,060	168,719
Upstream Bio, Inc.(x)*	10,140	190,733
UroGen Pharma Ltd.*	13,930	277,904
Vanda Pharmaceuticals, Inc.*	35,543	177,360
Vaxcyte, Inc.*	39,040	1,406,221
Vera Therapeutics, Inc., Class A*	18,740	544,584
Veracyte, Inc.*	28,100	964,673
Verastem, Inc.*	17,050	150,552
Vericel Corp.*	16,440	517,367
Vir Biotechnology, Inc.*	33,400	190,714
Viridian Therapeutics, Inc.*	23,900	515,762
Voyager Therapeutics, Inc.*	28,520	133,188
Xencor, Inc.*	24,440	286,681
Xenon Pharmaceuticals, Inc.*	148,140	5,947,821
XOMA Royalty Corp.*	2,000	77,080
Zenas Biopharma, Inc.(x)*	7,410	164,502
Zymeworks, Inc.*	20,200	345,016

		183,403,018

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	27,820	46,459
Alphatec Holdings, Inc.*	41,540	603,992
AngioDynamics, Inc.*	21,340	238,368
Anteris Technologies Global Corp.(x)*	2,300	10,350
Artivion, Inc.*	11,300	478,442
AtriCure, Inc.*	296,191	10,440,733
Avanos Medical, Inc.*	17,200	198,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Axogen, Inc.*	16,580	$295,787
Beta Bionics, Inc.(x)*	10,900	216,583
Bioventus, Inc., Class A*	6,920	46,295
Butterfly Network, Inc., Class A*	31,100	60,023
Ceribell, Inc.*	7,200	82,728
Cerus Corp.*	81,590	129,728
ClearPoint Neuro, Inc.(x)*	9,400	204,826
CONMED Corp.	10,111	475,520
CVRx, Inc.*	11,480	92,644
Delcath Systems, Inc.(x)*	5,300	56,975
Electromed, Inc.*	600	14,730
Embecta Corp.	20,900	294,899
Enovis Corp.*	20,800	631,072
Glaukos Corp.*	153,335	12,504,469
Haemonetics Corp.*	18,070	880,732
ICU Medical, Inc.*	8,190	982,472
Inogen, Inc.*	20,320	166,014
Integer Holdings Corp.*	12,370	1,278,192
Integra LifeSciences Holdings Corp.*	26,180	375,159
iRadimed Corp.	3,650	259,734
iRhythm Technologies, Inc.*	11,606	1,996,116
Kestra Medical Technologies Ltd.(x)*	2,800	66,528
KORU Medical Systems, Inc.*	1,800	6,894
Lantheus Holdings, Inc.*	25,240	1,294,560
LeMaitre Vascular, Inc.	7,200	630,072
LENSAR, Inc.*	1,100	13,585
LivaNova plc*	20,032	1,049,276
Lucid Diagnostics, Inc.*	11,100	11,211
Merit Medical Systems, Inc.*	21,345	1,776,544
Myomo, Inc.(x)*	6,000	5,352
Neogen Corp.*	84,112	480,280
Neuronetics, Inc.(x)*	6,000	16,380
NeuroPace, Inc.*	4,170	42,993
Novocure Ltd.*	40,680	525,586
Omnicell, Inc.*	18,100	551,145
OraSure Technologies, Inc.*	56,720	182,071
Orthofix Medical, Inc.*	18,985	277,940
OrthoPediatrics Corp.*	7,160	132,675
Outset Medical, Inc.(x)*	4,000	56,480
PROCEPT BioRobotics Corp.(x)*	286,951	10,241,281
Pro-Dex, Inc.(x)*	500	16,925
Pulmonx Corp.*	26,110	42,298
Pulse Biosciences, Inc.*	9,090	160,893
QuidelOrtho Corp.*	24,700	727,415
RxSight, Inc.*	13,000	116,870
Sanara Medtech, Inc.*	930	29,509
SANUWAVE Health, Inc.*	1,100	41,228
Semler Scientific, Inc.(x)*	5,930	177,900
SI-BONE, Inc.*	11,450	168,544
Sight Sciences, Inc.*	9,100	31,304
STAAR Surgical Co.*	19,100	513,217
Stereotaxis, Inc.*	5,390	16,763
Surmodics, Inc.*	4,240	126,734
Tactile Systems Technology, Inc.*	14,080	194,867
Tandem Diabetes Care, Inc.*	24,740	300,344
TransMedics Group, Inc.(x)*	11,900	1,335,180
Treace Medical Concepts, Inc.*	25,310	169,830
UFP Technologies, Inc.*	2,700	538,920
Utah Medical Products, Inc.	2,050	129,088
Varex Imaging Corp.*	12,160	150,784
Zimvie, Inc.*	8,070	152,846

		55,564,186

Health Care Providers & Services (2.9%)
AdaptHealth Corp., Class A*	32,575	291,546
Addus HomeCare Corp.*	6,900	814,131
agilon health, Inc.*	117,850	121,386
AirSculpt Technologies, Inc.(x)*	15,690	125,834
Alignment Healthcare, Inc.*	46,490	811,251
AMN Healthcare Services, Inc.*	16,300	315,568
Ardent Health, Inc.*	7,100	94,075
Astrana Health, Inc.(x)*	14,500	411,075
Aveanna Healthcare Holdings, Inc.*	20,510	181,924
BrightSpring Health Services, Inc.(x)*	428,412	12,663,859
Brookdale Senior Living, Inc.*	83,580	707,923
Castle Biosciences, Inc.*	9,250	210,623
Clover Health Investments Corp., Class A*	147,000	449,820
Community Health Systems, Inc.*	44,300	142,203
Concentra Group Holdings Parent, Inc.	39,959	836,342
CorVel Corp.*	10,600	820,652
Cross Country Healthcare, Inc.*	10,380	147,396
DocGo, Inc.(x)*	59,520	80,947
Encompass Health Corp.	100,073	12,711,272
Enhabit, Inc.*	18,670	149,547
Ensign Group, Inc. (The)	20,460	3,534,874
Fulgent Genetics, Inc.*	7,810	176,506
GeneDx Holdings Corp., Class A*	6,860	739,096
Guardant Health, Inc.*	42,620	2,662,898
HealthEquity, Inc.*	30,290	2,870,583
Hims & Hers Health, Inc.(x)*	69,370	3,934,666
Innovage Holding Corp.*	5,900	30,444
Joint Corp. (The)*	10,680	101,887
LifeStance Health Group, Inc.*	52,350	287,925
Nano-X Imaging Ltd.(x)*	41,400	153,180
National HealthCare Corp.	4,020	488,470
National Research Corp.	6,680	85,370
NeoGenomics, Inc.*	43,800	338,136
Oncology Institute, Inc. (The)*	19,000	66,310
OPKO Health, Inc.*	116,780	181,009
Option Care Health, Inc.*	60,020	1,666,155
Owens & Minor, Inc.*	32,050	153,840
PACS Group, Inc.*	14,820	203,479
Pediatrix Medical Group, Inc.*	30,200	505,850
Pennant Group, Inc. (The)*	12,610	318,024
Performant Healthcare, Inc.(x)*	6,470	50,013
Premier, Inc., Class A	26,100	725,580
Privia Health Group, Inc.*	41,867	1,042,488
Progyny, Inc.*	29,100	626,232
RadNet, Inc.*	25,260	1,925,065
SBC Medical Group Holdings, Inc.(x)*	1,000	4,340
Select Medical Holdings Corp.	39,319	504,856
Sonida Senior Living, Inc.*	900	24,948
Surgery Partners, Inc.*	29,100	629,724
Talkspace, Inc.*	28,740	79,322
US Physical Therapy, Inc.	6,200	526,690
Viemed Healthcare, Inc.*	6,900	46,851

		56,772,185

Health Care Technology (0.7%)
Claritev Corp.(x)*	1,200	63,696
Definitive Healthcare Corp., Class A*	43,170	175,270
Evolent Health, Inc., Class A*	42,230	357,266
Health Catalyst, Inc.*	30,120	85,842
HealthStream, Inc.	7,430	209,823
LifeMD, Inc.(x)*	16,030	108,844
OptimizeRx Corp.*	11,000	225,500
Phreesia, Inc.*	18,900	444,528
Schrodinger, Inc.*	17,800	357,068
Simulations Plus, Inc.*	6,300	94,941
Teladoc Health, Inc.(x)*	64,030	494,952
TruBridge, Inc.*	1,300	26,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Waystar Holding Corp.*	301,214	$11,422,035

		14,065,986

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A(x)*	38,500	450,065
Adaptive Biotechnologies Corp.*	53,130	794,825
Alpha Teknova, Inc.(x)*	2,500	15,475
Azenta, Inc.*	14,900	427,928
BioLife Solutions, Inc.*	12,300	313,773
Codexis, Inc.*	40,840	99,650
CryoPort, Inc.*	25,170	238,612
Cytek Biosciences, Inc.*	37,342	129,577
Fortrea Holdings, Inc.*	32,700	275,334
Ginkgo Bioworks Holdings, Inc., Class A*	10,530	153,527
Lifecore Biomedical, Inc.*	2,190	16,118
Maravai LifeSciences Holdings, Inc., Class A(x)*	79,090	226,988
MaxCyte, Inc.*	29,330	46,341
Mesa Laboratories, Inc.	2,300	154,123
Niagen Bioscience, Inc.*	50	467
OmniAb, Inc.*	56,484	90,374
Pacific Biosciences of California, Inc.(x)*	130,370	166,874
Personalis, Inc.*	10,400	67,808
Quanterix Corp.(x)*	13,980	75,911
Quantum-Si, Inc.(x)*	101,760	143,482
Repligen Corp.*	88,124	11,779,535
Standard BioTools, Inc.*	115,250	149,825

		15,816,612

Pharmaceuticals (1.2%)
Aardvark Therapeutics, Inc.*	500	6,645
Aclaris Therapeutics, Inc.*	7,600	14,440
Alumis, Inc.*	31,082	124,017
Amneal Pharmaceuticals, Inc.*	60,790	608,508
Amphastar Pharmaceuticals, Inc.*	16,400	437,060
Amylyx Pharmaceuticals, Inc.*	24,900	338,391
ANI Pharmaceuticals, Inc.*	6,100	558,760
Aquestive Therapeutics, Inc.(x)*	30,160	168,594
Arvinas, Inc.*	24,540	209,081
Atea Pharmaceuticals, Inc.*	45,730	132,617
Avadel Pharmaceuticals plc (ADR)*	35,310	539,184
Axsome Therapeutics, Inc.*	13,920	1,690,584
BioAge Labs, Inc.*	4,000	23,520
Biote Corp., Class A*	5,300	15,900
Collegium Pharmaceutical, Inc.*	10,700	374,393
CorMedix, Inc.(x)*	20,440	237,717
Crinetics Pharmaceuticals, Inc.*	32,630	1,359,039
Edgewise Therapeutics, Inc.*	27,730	449,781
Enliven Therapeutics, Inc.*	13,450	275,321
Esperion Therapeutics, Inc.(x)*	49,030	129,930
Eton Pharmaceuticals, Inc.*	4,800	104,304
Evolus, Inc.*	25,280	155,219
EyePoint Pharmaceuticals, Inc.*	19,120	272,269
Fulcrum Therapeutics, Inc.*	28,210	259,532
Harmony Biosciences Holdings, Inc.*	15,940	439,306
Harrow, Inc.(x)*	11,060	532,871
Indivior plc*	44,200	1,065,662
Innoviva, Inc.*	20,000	365,000
Journey Medical Corp.*	1,100	7,832
LENZ Therapeutics, Inc.*	5,588	260,289
Ligand Pharmaceuticals, Inc.*	6,550	1,160,267
Liquidia Corp.*	22,020	500,735
Maze Therapeutics, Inc.(x)*	4,800	124,464
MBX Biosciences, Inc.*	2,700	47,250
MediWound Ltd.*	1,250	22,525
Mind Medicine MindMed, Inc.*	27,500	324,225
Nuvation Bio, Inc.(x)*	67,409	249,413
Ocular Therapeutix, Inc.*	309,589	3,619,095
Omeros Corp.(x)*	28,600	117,260
Pacira BioSciences, Inc.*	16,500	425,205
Phathom Pharmaceuticals, Inc.*	19,610	230,810
Phibro Animal Health Corp., Class A	5,300	214,438
Prestige Consumer Healthcare, Inc.*	18,560	1,158,144
Rapport Therapeutics, Inc.*	5,100	151,470
scPharmaceuticals, Inc.*	9,470	53,695
Septerna, Inc.(x)*	8,300	156,123
SIGA Technologies, Inc.(x)	29,780	272,487
Supernus Pharmaceuticals, Inc.*	17,900	855,441
Tarsus Pharmaceuticals, Inc.*	13,810	820,728
Terns Pharmaceuticals, Inc.*	40,270	302,428
Theravance Biopharma, Inc.*	18,300	267,180
Third Harmonic Bio, Inc.(r)*	5,570	—
Trevi Therapeutics, Inc.*	53,500	489,525
Tvardi Therapeutics, Inc.*	800	31,176
WaVe Life Sciences Ltd.*	33,450	244,854
Xeris Biopharma Holdings, Inc.*	54,450	443,223
Zevra Therapeutics, Inc.*	19,760	187,918

		23,625,845

Total Health Care		349,247,832

Industrials (19.9%)
Aerospace & Defense (5.8%)
AAR Corp.*	13,000	1,165,710
AeroVironment, Inc.*	11,575	3,644,852
AerSale Corp.*	13,700	112,203
Archer Aviation, Inc., Class A*	198,580	1,902,396
Astronics Corp.*	10,400	474,344
BWX Technologies, Inc.	89,034	16,415,199
Byrna Technologies, Inc.(x)*	6,150	136,284
Cadre Holdings, Inc.	12,930	472,074
Curtiss-Wright Corp.	25,108	13,632,138
Ducommun, Inc.*	4,930	473,921
Eve Holding, Inc.(x)*	10,240	39,014
Intuitive Machines, Inc.(x)*	39,850	419,222
Kratos Defense & Security Solutions, Inc.*	307,527	28,098,742
Loar Holdings, Inc.*	150,594	12,047,520
Mercury Systems, Inc.*	18,250	1,412,550
Moog, Inc., Class A	9,800	2,035,166
National Presto Industries, Inc.	1,870	209,720
Park Aerospace Corp.	3,000	61,020
Redwire Corp.(x)*	21,050	189,240
Rocket Lab Corp.(x)*	378,644	18,140,834
Satellogic, Inc., Class A(x)*	13,460	44,149
StandardAero, Inc.*	397,479	10,847,202
V2X, Inc.*	5,970	346,797
VSE Corp.	7,400	1,230,176

		113,550,473

Air Freight & Logistics (0.0%)†
Forward Air Corp.(x)*	6,450	165,378
Hub Group, Inc., Class A	21,240	731,506
Radiant Logistics, Inc.*	5,990	35,341

		932,225

Building Products (2.1%)
American Woodmark Corp.*	5,100	340,476
Apogee Enterprises, Inc.	8,230	358,581
Armstrong World Industries, Inc.	79,498	15,582,403
AZZ, Inc.	10,610	1,157,869
CSW Industrials, Inc.	5,410	1,313,277
Gibraltar Industries, Inc.*	10,370	651,236
Griffon Corp.	13,880	1,056,962
Insteel Industries, Inc.	6,800	260,712
Janus International Group, Inc.*	54,200	534,954
JELD-WEN Holding, Inc.*	11,727	57,580
Masterbrand, Inc.*	49,750	655,207
Quanex Building Products Corp.	16,780	238,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Resideo Technologies, Inc.*	48,490	$2,093,798
Tecnoglass, Inc.	8,580	574,088
UFP Industries, Inc.	22,004	2,057,154
Zurn Elkay Water Solutions Corp.	319,797	15,040,053

		41,972,962

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	23,150	1,067,678
ACCO Brands Corp.	17,360	69,266
Acme United Corp.(x)	150	6,177
ACV Auctions, Inc., Class A*	56,530	560,212
BrightView Holdings, Inc.*	21,830	292,522
Brink’s Co. (The)	15,326	1,790,996
Casella Waste Systems, Inc., Class A*	22,687	2,152,543
CECO Environmental Corp.*	11,060	566,272
Cimpress plc*	6,700	422,368
CompX International, Inc.(x)	490	11,466
CoreCivic, Inc.*	40,740	829,059
Deluxe Corp.	16,600	321,376
Driven Brands Holdings, Inc.*	22,890	368,758
Ennis, Inc.	6,550	119,734
Enviri Corp.*	28,440	360,904
GEO Group, Inc. (The)*	44,280	907,297
Healthcare Services Group, Inc.*	21,610	363,696
HNI Corp.	17,200	805,820
Interface, Inc., Class A	18,510	535,679
Liquidity Services, Inc.*	7,790	213,680
MillerKnoll, Inc.	29,440	522,266
Mobile Infrastructure Corp., Class A(x)*	290	1,021
Montrose Environmental Group, Inc.*	12,150	333,639
NL Industries, Inc.	1,470	9,041
OPENLANE, Inc.*	35,644	1,025,834
Perma-Fix Environmental Services, Inc.(x)*	3,160	31,916
Pitney Bowes, Inc.(x)	64,600	737,086
Quad/Graphics, Inc.	7,240	45,322
Steelcase, Inc., Class A	31,120	535,264
UniFirst Corp.	5,700	952,983
Vestis Corp.	24,120	109,264
Virco Mfg. Corp.(x)	3,960	30,690

		16,099,829

Construction & Engineering (3.4%)
Ameresco, Inc., Class A(x)*	11,510	386,506
Arcosa, Inc.	17,630	1,652,107
Argan, Inc.	4,720	1,274,636
Bowman Consulting Group Ltd., Class A*	5,770	244,417
Centuri Holdings, Inc.*	25,210	533,696
Comfort Systems USA, Inc.	32,922	27,166,576
Concrete Pumping Holdings, Inc.	9,960	70,218
Construction Partners, Inc., Class A*	16,580	2,105,660
Dycom Industries, Inc.*	10,220	2,981,787
Fluor Corp.*	56,630	2,382,424
Granite Construction, Inc.(x)	165,626	18,160,891
Great Lakes Dredge & Dock Corp.*	38,830	465,572
IES Holdings, Inc.(x)*	3,050	1,212,832
Limbach Holdings, Inc.(x)*	3,650	354,488
Matrix Service Co.*	2,560	33,485
MYR Group, Inc.*	5,290	1,100,479
NWPX Infrastructure, Inc.*	1,000	52,930
Orion Group Holdings, Inc.*	7,520	62,566
Primoris Services Corp.	18,870	2,591,417
Southland Holdings, Inc.*	1,800	7,722
Sterling Infrastructure, Inc.*	10,870	3,692,322
Tutor Perini Corp.*	15,460	1,014,021

		67,546,752

Electrical Equipment (1.2%)
Allient, Inc.	5,160	230,910
American Superconductor Corp.*	15,640	928,860
Amprius Technologies, Inc.(x)*	33,440	351,789
Array Technologies, Inc.(x)*	58,600	477,590
Atkore, Inc.	14,010	878,987
Bloom Energy Corp., Class A*	75,990	6,426,474
Complete Solaria, Inc.*	14,100	24,816
EnerSys	13,470	1,521,571
Enovix Corp.(x)*	64,820	646,255
Eos Energy Enterprises, Inc.(x)*	91,300	1,039,907
Fluence Energy, Inc., Class A(x)*	27,200	293,760
Hyliion Holdings Corp.(x)*	46,210	91,034
KULR Technology Group, Inc.*	14,400	59,904
LSI Industries, Inc.	9,190	216,976
NANO Nuclear Energy, Inc.(x)*	11,200	431,872
Net Power, Inc.(x)*	23,720	71,397
NEXTracker, Inc., Class A*	51,540	3,813,445
NuScale Power Corp., Class A(x)*	46,150	1,661,400
Plug Power, Inc.(x)*	391,540	912,288
Powell Industries, Inc.(x)	3,450	1,051,595
Power Solutions International, Inc.*	2,300	225,906
Shoals Technologies Group, Inc., Class A*	60,200	446,082
SKYX Platforms Corp.(x)*	5,100	5,712
Sunrun, Inc.*	71,810	1,241,595
T1 Energy, Inc.*	40,160	87,549
Thermon Group Holdings, Inc.*	12,820	342,550
Vicor Corp.*	7,600	377,872

		23,858,096

Ground Transportation (0.2%)
ArcBest Corp.	6,585	460,094
Covenant Logistics Group, Inc., Class A	4,340	94,004
FTAI Infrastructure, Inc.(x)	36,040	157,135
Heartland Express, Inc.	8,320	69,722
Hertz Global Holdings, Inc.(x)*	44,000	299,200
Marten Transport Ltd.	26,949	287,276
PAMT Corp.*	1,400	15,960
Proficient Auto Logistics, Inc.(x)*	4,200	28,938
RXO, Inc.*	57,890	890,348
Universal Logistics Holdings, Inc.(x)	2,630	61,647
Werner Enterprises, Inc.	22,747	598,701

		2,963,025

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	324,570

Machinery (3.3%)
3D Systems Corp.(x)*	50,410	146,189
Aebi Schmidt Holding AG	9,933	123,865
Alamo Group, Inc.	3,760	717,784
Albany International Corp., Class A	11,350	604,955
Astec Industries, Inc.	7,100	341,723
Atmus Filtration Technologies, Inc.	30,639	1,381,513
Blue Bird Corp.*	12,280	706,714
Chart Industries, Inc.*	16,440	3,290,466
Columbus McKinnon Corp.	9,300	133,362
Crane Co.	67,925	12,507,710
Douglas Dynamics, Inc.	5,760	180,058
Eastern Co. (The)	440	10,322
Energy Recovery, Inc.*	18,990	292,826
Enerpac Tool Group Corp., Class A	19,740	809,340
Enpro, Inc.	7,810	1,765,060
ESCO Technologies, Inc.	9,584	2,023,278
Federal Signal Corp.	21,870	2,602,311
Franklin Electric Co., Inc.	13,580	1,292,816
Gencor Industries, Inc.*	1,420	20,775
Gorman-Rupp Co. (The)	8,100	375,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Graham Corp.*	1,590	$87,291
Greenbrier Cos., Inc. (The)	11,947	551,593
Helios Technologies, Inc.	12,000	625,560
Hillenbrand, Inc.	27,341	739,301
Hillman Solutions Corp.*	68,330	627,269
Hyster-Yale, Inc.	3,250	119,795
ITT, Inc.	75,238	13,449,545
JBT Marel Corp.	19,036	2,673,606
Kadant, Inc.	4,316	1,284,355
Kennametal, Inc.	28,200	590,226
L B Foster Co., Class A*	1,230	33,148
Lindsay Corp.	3,510	493,366
Luxfer Holdings plc	8,030	111,617
Manitowoc Co., Inc. (The)*	7,340	73,473
Mayville Engineering Co., Inc.*	3,720	51,187
Microvast Holdings, Inc.(x)*	72,500	279,125
Miller Industries, Inc.	2,950	119,239
Mueller Water Products, Inc., Class A	57,820	1,475,566
Omega Flex, Inc.	1,810	56,445
Park-Ohio Holdings Corp.	1,650	35,046
Proto Labs, Inc.*	7,470	373,724
REV Group, Inc.	16,020	907,853
SPX Technologies, Inc.*	17,340	3,238,765
Standex International Corp.	4,520	957,788
Tennant Co.	6,900	559,314
Terex Corp.	24,780	1,271,214
Titan International, Inc.*	17,870	135,097
Trinity Industries, Inc.	29,140	817,086
Wabash National Corp.	14,600	144,102
Watts Water Technologies, Inc., Class A	10,012	2,796,151
Worthington Enterprises, Inc.	11,699	649,178

		64,654,013

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	2,372	34,086
Costamare, Inc.	11,860	141,253
Genco Shipping & Trading Ltd.(x)	15,680	279,104
Himalaya Shipping Ltd.	5,190	42,714
Matson, Inc.	12,180	1,200,826
Pangaea Logistics Solutions Ltd.	14,280	72,542
Safe Bulkers, Inc.	25,610	113,708

		1,884,233

Passenger Airlines (0.3%)
Allegiant Travel Co.*	6,490	394,397
Frontier Group Holdings, Inc.*	45,400	200,441
JetBlue Airways Corp.(x)*	113,480	558,322
Joby Aviation, Inc.(x)*	164,070	2,648,090
SkyWest, Inc.*	12,510	1,258,756
Strata Critical Medical, Inc.*	24,410	123,515
Sun Country Airlines Holdings, Inc.*	14,550	171,835

		5,355,356

Professional Services (1.5%)
Acuren Corp.*	60,746	808,529
Alight, Inc., Class A	154,280	502,953
Asure Software, Inc.*	6,900	56,580
Barrett Business Services, Inc.	9,840	436,109
BlackSky Technology, Inc., Class A(x)*	11,179	225,257
CBIZ, Inc.*	18,366	972,663
Conduent, Inc.*	70,940	198,632
CRA International, Inc.	2,700	563,031
CSG Systems International, Inc.	9,352	602,082
Exponent, Inc.	18,870	1,311,088
First Advantage Corp.*	28,800	443,232
Forrester Research, Inc.*	6,820	72,292
Franklin Covey Co.*	4,730	91,809
FTI Consulting, Inc.*	64,951	10,499,329
Heidrick & Struggles International, Inc.	6,500	323,505
HireQuest, Inc.(x)	670	6,445
Huron Consulting Group, Inc.*	5,989	879,006
IBEX Holdings Ltd.*	2,700	109,404
ICF International, Inc.	6,780	629,184
Innodata, Inc.(x)*	9,990	769,929
Insperity, Inc.	13,130	645,996
Kelly Services, Inc., Class A	5,900	77,408
Kforce, Inc.	4,190	125,616
Korn Ferry	18,450	1,291,131
Legalzoom.com, Inc.*	48,720	505,714
Maximus, Inc.	20,483	1,871,532
Mistras Group, Inc.*	6,250	61,500
Planet Labs PBC*	78,670	1,021,137
RCM Technologies, Inc.*	400	10,620
Resolute Holdings Management, Inc.*	1,074	77,489
Resources Connection, Inc.	13,210	66,710
Skillsoft Corp.(x)*	600	7,812
Spire Global, Inc.(x)*	16,720	183,753
TriNet Group, Inc.	10,630	711,041
TrueBlue, Inc.*	16,270	99,735
TTEC Holdings, Inc.*	22,010	73,954
Upwork, Inc.*	46,700	867,219
Verra Mobility Corp., Class A*	56,210	1,388,387
Willdan Group, Inc.*	4,570	441,873
WNS Holdings Ltd.*	12,050	919,053

		29,948,739

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	12,860	93,106
Applied Industrial Technologies, Inc.	49,724	12,980,450
BlueLinx Holdings, Inc.*	2,730	199,508
Boise Cascade Co.	13,550	1,047,686
Custom Truck One Source, Inc.(x)*	26,470	169,937
Distribution Solutions Group, Inc.*	3,876	116,590
DNOW, Inc.*	37,300	568,825
DXP Enterprises, Inc.*	4,790	570,345
EVI Industries, Inc.	970	30,662
GATX Corp.	11,910	2,081,868
Global Industrial Co.	3,610	132,379
Herc Holdings, Inc.	11,580	1,350,923
Hudson Technologies, Inc.*	21,490	213,396
Karat Packaging, Inc.	3,240	81,681
McGrath RentCorp	8,790	1,031,067
MRC Global, Inc.*	30,200	435,484
NPK International, Inc.*	27,260	308,311
Rush Enterprises, Inc., Class A	21,755	1,163,240
Rush Enterprises, Inc., Class B	2,690	154,460
Titan Machinery, Inc.*	9,560	160,034
Transcat, Inc.*	4,350	318,420
Willis Lease Finance Corp.	640	87,738
Xometry, Inc., Class A(x)*	15,430	840,472

		24,136,582

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	7,070	69,781

Total Industrials		393,296,636

Information Technology (19.7%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	35,830	336,085
Applied Optoelectronics, Inc.(x)*	19,570	507,450
Aviat Networks, Inc.*	7,040	161,427
BK Technologies Corp.*	1,160	97,997
Calix, Inc.*	20,020	1,228,628
Clearfield, Inc.(x)*	6,180	212,468
CommScope Holding Co., Inc.*	79,970	1,237,936
Digi International, Inc.*	12,400	452,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Extreme Networks, Inc.*	43,410	$896,417
Harmonic, Inc.*	34,400	350,192
Inseego Corp.*	4,310	64,521
NETGEAR, Inc.*	11,170	361,796
NetScout Systems, Inc.*	24,180	624,569
Ribbon Communications, Inc.*	37,120	141,056
Viasat, Inc.(x)*	39,460	1,156,178
Viavi Solutions, Inc.*	81,870	1,038,930

		8,867,754

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.(x)*	11,500	100,740
Advanced Energy Industries, Inc.	12,720	2,164,181
Arlo Technologies, Inc.*	33,330	564,944
Badger Meter, Inc.	10,790	1,926,878
Bel Fuse, Inc., Class A	400	46,540
Bel Fuse, Inc., Class B	3,900	549,978
Belden, Inc.	13,038	1,568,080
Benchmark Electronics, Inc.	13,189	508,436
Celestica, Inc.*	38,323	9,442,021
Climb Global Solutions, Inc.	520	70,117
Coherent Corp.*	107,457	11,575,268
CTS Corp.	11,962	477,762
Daktronics, Inc.*	10,320	215,894
ePlus, Inc.	9,900	702,999
Evolv Technologies Holdings, Inc.*	47,470	358,398
Fabrinet*	12,910	4,707,244
Frequency Electronics, Inc.*	2,300	77,993
Insight Enterprises, Inc.*	10,095	1,144,874
Itron, Inc.*	16,370	2,039,047
Kimball Electronics, Inc.*	7,460	222,756
Knowles Corp.*	33,000	769,230
Methode Electronics, Inc.	12,840	96,942
MicroVision, Inc.(x)*	80,940	100,366
Mirion Technologies, Inc., Class A*	76,840	1,787,298
M-Tron Industries, Inc.*	700	38,836
Napco Security Technologies, Inc.	12,370	531,292
nLight, Inc.*	17,200	509,636
Novanta, Inc.*	13,180	1,319,977
OSI Systems, Inc.*	6,000	1,495,440
Ouster, Inc.*	20,050	542,353
PAR Technology Corp.(x)*	14,580	577,076
PC Connection, Inc.	4,260	264,077
Plexus Corp.*	9,995	1,446,177
Powerfleet, Inc.(x)*	45,310	237,424
Red Cat Holdings, Inc.(x)*	27,300	282,555
Richardson Electronics Ltd.	2,290	22,419
Rogers Corp.*	7,200	579,312
Sanmina Corp.*	18,380	2,115,722
ScanSource, Inc.*	9,400	413,506
TTM Technologies, Inc.*	36,680	2,112,768
Vishay Intertechnology, Inc.	43,070	658,971
Vishay Precision Group, Inc.*	2,210	70,831
Vuzix Corp.(x)*	18,900	59,157

		54,495,515

IT Services (1.0%)
Applied Digital Corp.*	76,790	1,761,563
ASGN, Inc.*	14,003	663,042
Backblaze, Inc., Class A*	14,490	134,467
BigBear.ai Holdings, Inc.*	74,200	483,784
Commerce.com, Inc.*	49,000	244,510
Crexendo, Inc.*	3,100	20,150
CSP, Inc.	700	8,085
DigitalOcean Holdings, Inc.*	23,020	786,363
Fastly, Inc., Class A*	40,600	347,130
Grid Dynamics Holdings, Inc.*	18,570	143,175
Hackett Group, Inc. (The)	11,640	221,276
Information Services Group, Inc.	10,900	62,675
MongoDB, Inc.*	45,317	14,065,491
Rackspace Technology, Inc.*	115,420	162,742
TSS, Inc.*	11,100	201,021
Tucows, Inc., Class A*	3,460	64,200
Unisys Corp.*	48,780	190,242
VTEX, Class A(x)*	20,500	89,790

		19,649,706

Semiconductors & Semiconductor Equipment (5.8%)
ACM Research, Inc., Class A*	17,240	674,601
Aehr Test Systems(x)*	10,160	305,917
Alpha & Omega Semiconductor Ltd.*	11,900	332,724
Ambarella, Inc.*	13,900	1,147,028
Atomera, Inc.(x)*	3,700	16,354
Axcelis Technologies, Inc.*	10,400	1,015,456
CEVA, Inc.*	7,570	199,924
Cohu, Inc.*	17,387	353,478
Credo Technology Group Holding Ltd.*	175,397	25,539,557
Diodes, Inc.*	17,300	920,533
FormFactor, Inc.*	29,140	1,061,279
Ichor Holdings Ltd.*	15,240	267,005
Impinj, Inc.*	9,500	1,717,125
indie Semiconductor, Inc., Class A(x)*	51,720	210,500
Kulicke & Soffa Industries, Inc.	18,980	771,347
MACOM Technology Solutions Holdings, Inc.*	118,388	14,738,122
MaxLinear, Inc., Class A*	27,656	444,708
Navitas Semiconductor Corp., Class A(x)*	40,730	294,071
NVE Corp.	840	54,827
PDF Solutions, Inc.*	11,600	299,512
Penguin Solutions, Inc.(x)*	18,530	486,968
Photronics, Inc.*	22,740	521,883
Power Integrations, Inc.	21,160	850,844
Rambus, Inc.*	166,148	17,312,622
Rigetti Computing, Inc.(x)*	114,543	3,412,236
Semtech Corp.*	305,200	21,806,540
Silicon Laboratories, Inc.*	11,754	1,541,302
SiTime Corp.*	7,620	2,295,982
Synaptics, Inc.*	14,902	1,018,403
Teradyne, Inc.	104,381	14,367,001
Ultra Clean Holdings, Inc.*	18,200	495,950
Veeco Instruments, Inc.*	21,239	646,303

		115,120,102

Software (9.2%)
8x8, Inc.*	61,570	130,528
A10 Networks, Inc.	23,000	417,450
ACI Worldwide, Inc.*	36,731	1,938,295
Adeia, Inc.	39,331	660,761
Agilysys, Inc.*	9,430	992,507
Airship AI Holdings, Inc.(x)*	26,250	135,713
Alarm.com Holdings, Inc.*	17,719	940,525
Alkami Technology, Inc.(x)*	24,860	617,522
Amplitude, Inc., Class A*	27,670	296,622
Appian Corp., Class A*	10,200	311,814
Arteris, Inc.*	10,300	104,030
Asana, Inc., Class A(x)*	29,600	395,456
AudioEye, Inc.*	4,610	63,895
AvePoint, Inc.*	48,410	726,634
Bit Digital, Inc.(x)*	114,100	342,300
Bitdeer Technologies Group, Class A(x)*	32,700	558,843
Blackbaud, Inc.*	13,910	894,552
BlackLine, Inc.*	17,100	908,010
Blend Labs, Inc., Class A*	88,200	321,930
Box, Inc., Class A*	48,910	1,578,326
Braze, Inc., Class A*	28,549	811,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
C3.ai, Inc., Class A(x)*	40,400	$700,536
Cerence, Inc.(x)*	4,160	51,834
Cipher Mining, Inc.(x)*	96,570	1,215,816
Cleanspark, Inc.(x)*	99,060	1,436,370
Clear Secure, Inc., Class A	26,470	883,569
Clearwater Analytics Holdings, Inc., Class A*	89,883	1,619,692
Commvault Systems, Inc.*	16,100	3,039,358
Consensus Cloud Solutions, Inc.*	6,070	178,276
Core Scientific, Inc.*	100,530	1,803,508
CoreCard Corp.*	700	18,844
CS Disco, Inc.*	19,090	123,321
CyberArk Software Ltd.*	22,161	10,707,087
Daily Journal Corp.*	400	186,056
Digimarc Corp.(x)*	9,350	91,349
Digital Turbine, Inc.(x)*	33,800	216,320
Domo, Inc., Class B*	1,030	16,315
D-Wave Quantum, Inc.(x)*	110,804	2,737,967
eGain Corp.*	4,310	37,540
EverCommerce, Inc.*	13,900	154,707
Expensify, Inc., Class A*	5,100	9,435
Five9, Inc.*	27,800	672,760
Freshworks, Inc., Class A*	61,580	724,797
Guidewire Software, Inc.*	92,009	21,149,189
HubSpot, Inc.*	27,466	12,848,595
Hut 8 Corp.*	33,740	1,174,489
I3 Verticals, Inc., Class A(x)*	5,600	181,776
Intapp, Inc.*	19,475	796,527
InterDigital, Inc.	9,140	3,155,402
Jamf Holding Corp.*	26,790	286,653
Kaltura, Inc.*	13,450	19,368
Klaviyo, Inc., Class A*	432,775	11,983,540
Life360, Inc.(x)*	5,800	616,540
LiveRamp Holdings, Inc.*	24,757	671,905
MARA Holdings, Inc.(x)*	133,256	2,433,255
Mercurity Fintech Holding, Inc.(x)*	11,400	280,212
Meridianlink, Inc.*	15,500	308,915
Mitek Systems, Inc.*	15,000	146,550
Monday.com Ltd.*	35,281	6,833,577
N-able, Inc.*	24,800	193,440
NCR Voyix Corp.*	55,580	697,529
NextNav, Inc.*	28,660	409,838
Nutanix, Inc., Class A*	200,485	14,914,079
ON24, Inc.*	18,710	107,021
OneSpan, Inc.	9,480	150,637
Ooma, Inc.*	5,810	69,662
Pagaya Technologies Ltd., Class A*	17,000	504,730
PagerDuty, Inc.*	32,300	533,596
Porch Group, Inc.*	28,310	475,042
Procore Technologies, Inc.*	233,044	16,993,568
Progress Software Corp.*	15,950	700,684
PROS Holdings, Inc.(x)*	19,550	447,891
Q2 Holdings, Inc.*	22,630	1,638,186
Qualys, Inc.*	12,360	1,635,599
Rapid7, Inc.*	23,800	446,250
Red Violet, Inc.	4,010	209,523
ReposiTrak, Inc.(x)	2,470	36,605
Rezolve AI plc(x)*	63,900	318,222
Rimini Street, Inc.*	26,990	126,313
Riot Platforms, Inc.*	120,390	2,291,022
SailPoint, Inc.(x)*	517,871	11,434,592
Samsara, Inc., Class A*	268,726	10,010,043
Sapiens International Corp. NV	11,450	492,350
SEMrush Holdings, Inc., Class A*	19,510	138,131
Silvaco Group, Inc.(x)*	1,900	10,279
SoundHound AI, Inc., Class A(x)*	133,420	2,145,394
SoundThinking, Inc.*	2,980	35,939
Sprinklr, Inc., Class A*	47,520	366,854
Sprout Social, Inc., Class A*	17,700	228,684
SPS Commerce, Inc.*	13,680	1,424,635
Synchronoss Technologies, Inc.*	700	4,256
Telos Corp.*	14,210	97,196
Tenable Holdings, Inc.*	45,050	1,313,658
Terawulf, Inc.(x)*	101,700	1,161,414
Varonis Systems, Inc.*	38,420	2,207,997
Verint Systems, Inc.*	23,121	468,200
Vertex, Inc., Class A*	23,730	588,267
Viant Technology, Inc., Class A*	9,970	86,041
Weave Communications, Inc.*	14,380	96,058
WM Technology, Inc.*	22,350	25,926
Workiva, Inc., Class A*	17,530	1,508,982
Xperi, Inc.*	14,012	90,798
Yext, Inc.*	56,900	484,788
Zeta Global Holdings Corp., Class A*	67,090	1,333,078

		181,312,594

Technology Hardware, Storage & Peripherals (0.4%)
CompoSecure, Inc., Class A*	15,430	321,252
Corsair Gaming, Inc.*	24,600	219,432
CPI Card Group, Inc.*	940	14,232
Diebold Nixdorf, Inc.*	9,100	518,973
Eastman Kodak Co.(x)*	13,370	85,702
Immersion Corp.	18,490	135,717
IonQ, Inc.(x)*	97,259	5,981,428
Quantum Computing, Inc.*	48,140	886,257
Turtle Beach Corp.*	10,820	172,038
Xerox Holdings Corp.	41,600	156,416

		8,491,447

Total Information Technology		387,937,118

Materials (2.2%)
Chemicals (0.8%)
AdvanSix, Inc.	6,100	118,218
American Vanguard Corp.*	9,870	56,654
Arq, Inc.*	4,170	29,857
ASP Isotopes, Inc.*	31,420	302,260
Aspen Aerogels, Inc.*	20,630	143,585
Avient Corp.	31,984	1,053,873
Balchem Corp.	12,083	1,813,175
Cabot Corp.	17,570	1,336,198
Chemours Co. (The)	54,870	869,141
Core Molding Technologies, Inc.*	1,270	26,098
Ecovyst, Inc.*	44,450	389,382
Flotek Industries, Inc.(x)*	5,920	86,432
Hawkins, Inc.	7,200	1,315,584
HB Fuller Co.	19,450	1,152,996
Ingevity Corp.*	13,071	721,388
Innospec, Inc.	9,192	709,255
Intrepid Potash, Inc.*	3,670	112,229
Koppers Holdings, Inc.	5,720	160,160
Kronos Worldwide, Inc.	14,070	80,762
LSB Industries, Inc.*	18,330	144,440
Mativ Holdings, Inc.	23,118	261,465
Minerals Technologies, Inc.	12,120	752,894
Orion SA	20,100	152,358
Perimeter Solutions, Inc.*	49,910	1,117,485
PureCycle Technologies, Inc.(x)*	42,310	556,377
Quaker Chemical Corp.	5,500	724,625
Rayonier Advanced Materials, Inc.*	28,090	202,810
Sensient Technologies Corp.	14,910	1,399,304
Solesence, Inc.(x)*	2,120	6,826
Stepan Co.	8,200	391,140
Trinseo plc	2,920	6,862
Tronox Holdings plc	33,520	134,750
Valhi, Inc.	2,300	36,294

		16,364,877

Construction Materials (0.1%)
Knife River Corp.*	21,080	1,620,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Smith-Midland Corp.(x)*	880	$32,472
Titan America SA(x)	5,000	74,700
United States Lime & Minerals, Inc.	3,750	493,312

		2,220,904

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	17,850	71,222
Greif, Inc., Class A	8,570	512,143
Greif, Inc., Class B	1,920	118,291
Myers Industries, Inc.	14,760	250,034
O-I Glass, Inc.*	56,700	735,399
Ranpak Holdings Corp., Class A*	34,230	192,373
TriMas Corp.	11,830	457,111

		2,336,573

Metals & Mining (1.1%)
Alpha Metallurgical Resources, Inc.*	4,250	697,382
American Battery Technology Co.*	8,500	41,310
Ascent Industries Co.*	900	11,592
Caledonia Mining Corp. plc	5,820	210,742
Century Aluminum Co.*	17,120	502,643
Coeur Mining, Inc.*	225,171	4,224,208
Commercial Metals Co.	41,585	2,381,989
Compass Minerals International, Inc.*	15,167	291,206
Constellium SE*	49,200	732,096
Contango ORE, Inc.*	2,260	56,342
Critical Metals Corp.(x)*	29,780	185,232
Dakota Gold Corp.*	10,480	47,684
Ferroglobe plc	10,700	48,685
Friedman Industries, Inc.	300	6,568
Hecla Mining Co.	219,421	2,654,994
Idaho Strategic Resources, Inc.*	3,000	101,370
Ivanhoe Electric, Inc.*	43,070	540,528
Kaiser Aluminum Corp.	5,690	439,040
Lifezone Metals Ltd.(x)*	2,140	11,727
MAC Copper Ltd.*	20,580	251,282
Materion Corp.	7,700	930,237
Metallus, Inc.*	17,200	284,316
NioCorp Developments Ltd.(x)*	7,700	51,436
Novagold Resources, Inc.*	108,600	955,680
Olympic Steel, Inc.	5,170	157,427
Perpetua Resources Corp.*	26,970	545,603
Ramaco Resources, Inc., Class A(x)*	16,330	541,993
Ryerson Holding Corp.	9,830	224,714
SSR Mining, Inc.*	69,330	1,693,039
SunCoke Energy, Inc.	32,100	261,936
Tredegar Corp.*	3,710	29,791
United States Antimony Corp.*	37,900	234,980
US Gold Corp.*	4,200	69,216
US Goldmining, Inc.*	300	3,857
Vox Royalty Corp.(x)	3,300	14,190
Warrior Met Coal, Inc.	18,800	1,196,432
Worthington Steel, Inc.	11,699	355,533

		20,987,000

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,040	125,391
Magnera Corp.*	14,600	171,112
Sylvamo Corp.	12,900	570,438

		866,941

Total Materials		42,776,295

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	493,931
Alpine Income Property Trust, Inc. (REIT)	3,530	50,020
American Assets Trust, Inc. (REIT)	19,996	406,319
Armada Hoffler Properties, Inc. (REIT)	23,300	163,333
Broadstone Net Lease, Inc. (REIT)	73,000	1,304,510
CTO Realty Growth, Inc. (REIT)	10,480	170,824
Essential Properties Realty Trust, Inc. (REIT)	72,350	2,153,136
Gladstone Commercial Corp. (REIT)	20,570	253,422
Global Net Lease, Inc. (REIT)	72,432	588,872
Modiv Industrial, Inc. (REIT), Class C(x)	500	7,320
NexPoint Diversified Real Estate Trust (REIT)	7,650	28,229
One Liberty Properties, Inc. (REIT)	2,200	48,664

		5,668,580

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	55,626	2,336,848
CareTrust REIT, Inc. (REIT)	76,400	2,649,552
Community Healthcare Trust, Inc. (REIT)	9,750	149,175
Diversified Healthcare Trust (REIT)	85,850	378,598
Global Medical REIT, Inc. (REIT)(x)	5,940	200,237
LTC Properties, Inc. (REIT)	14,809	545,860
National Health Investors, Inc. (REIT)	14,250	1,132,875
Sabra Health Care REIT, Inc. (REIT)	84,943	1,583,338
Sila Realty Trust, Inc. (REIT)	20,300	509,530
Strawberry Fields REIT, Inc. (REIT)	1,550	19,065
Universal Health Realty Income Trust (REIT)	5,830	228,361

		9,733,439

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,010,041
Braemar Hotels & Resorts, Inc. (REIT)	6,140	16,762
Chatham Lodging Trust (REIT)	20,340	136,482
DiamondRock Hospitality Co. (REIT)	74,678	594,437
Pebblebrook Hotel Trust (REIT)	37,408	426,077
RLJ Lodging Trust (REIT)	58,587	421,826
Ryman Hospitality Properties, Inc. (REIT)	21,596	1,934,786
Service Properties Trust (REIT)	62,330	168,914
Summit Hotel Properties, Inc. (REIT)	22,100	121,329
Sunstone Hotel Investors, Inc. (REIT)	72,914	683,204
Xenia Hotels & Resorts, Inc. (REIT)	28,501	391,034

		5,904,892

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	11,880	69,260
Innovative Industrial Properties, Inc. (REIT)	10,310	552,410
LXP Industrial Trust (REIT)	105,545	945,683
Plymouth Industrial REIT, Inc. (REIT)	16,450	367,328
Terreno Realty Corp. (REIT)	33,670	1,910,773

		3,845,454

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	283,560
City Office REIT, Inc. (REIT)	16,540	115,119
COPT Defense Properties (REIT)	39,120	1,136,827
Douglas Emmett, Inc. (REIT)	54,200	843,894
Easterly Government Properties, Inc. (REIT), Class A	14,640	335,695
Empire State Realty Trust, Inc. (REIT), Class A	57,300	438,918
Franklin Street Properties Corp. (REIT)	29,150	46,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)*	114,700	$316,572
JBG SMITH Properties (REIT)	22,380	497,955
NET Lease Office Properties (REIT)	4,500	133,470
Paramount Group, Inc. (REIT)*	74,800	489,192
Peakstone Realty Trust (REIT)	20,610	270,403
Piedmont Realty Trust, Inc. (REIT)	42,500	382,500
Postal Realty Trust, Inc. (REIT), Class A	7,160	112,340
SL Green Realty Corp. (REIT)	25,260	1,510,801

		6,913,886

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.(x)*	200	3,346
Anywhere Real Estate, Inc.*	27,840	294,826
Compass, Inc., Class A*	166,080	1,333,622
Cushman & Wakefield plc*	87,480	1,392,682
Douglas Elliman, Inc.*	10,600	30,316
eXp World Holdings, Inc.(x)	30,940	329,820
Forestar Group, Inc.*	8,880	236,119
FRP Holdings, Inc.*	3,580	87,209
Kennedy-Wilson Holdings, Inc.	44,526	370,456
Logistic Properties of The Americas*	300	1,398
Marcus & Millichap, Inc.	10,000	293,500
Maui Land & Pineapple Co., Inc.*	1,220	22,741
Newmark Group, Inc., Class A	51,130	953,575
RE/MAX Holdings, Inc., Class A*	13,330	125,702
Real Brokerage, Inc. (The)*	36,050	150,689
RMR Group, Inc. (The), Class A	9,030	142,042
Seaport Entertainment Group, Inc.(x)*	1,800	41,256
St Joe Co. (The)	12,830	634,828
Stratus Properties, Inc.*	440	9,310
Tejon Ranch Co.*	7,040	112,499
Transcontinental Realty Investors, Inc.*	150	6,920

		6,572,856

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	50,500	400,465
BRT Apartments Corp. (REIT)	1,780	27,875
Centerspace (REIT)	5,632	331,725
Clipper Realty, Inc. (REIT)	4,700	17,860
Elme Communities (REIT)	32,300	544,578
Independence Realty Trust, Inc. (REIT)	84,588	1,386,397
NexPoint Residential Trust, Inc. (REIT)	8,700	280,314
UMH Properties, Inc. (REIT)	28,440	422,334
Veris Residential, Inc. (REIT)	30,070	457,064

		3,868,612

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	48,086	968,933
Alexander’s, Inc. (REIT)	210	49,243
CBL & Associates Properties, Inc. (REIT)	9,700	296,626
Curbline Properties Corp. (REIT)	38,150	850,745
FrontView REIT, Inc. (REIT)	5,400	74,034
Getty Realty Corp. (REIT)	16,254	436,095
InvenTrust Properties Corp. (REIT)	28,140	805,367
Kite Realty Group Trust (REIT)	72,940	1,626,562
Macerich Co. (The) (REIT)	89,600	1,630,720
NETSTREIT Corp. (REIT)(x)	29,380	530,603
Phillips Edison & Co., Inc. (REIT)	46,008	1,579,454
Saul Centers, Inc. (REIT)	3,440	109,633
SITE Centers Corp. (REIT)	19,075	171,866
Tanger, Inc. (REIT)	40,670	1,376,273
Urban Edge Properties (REIT)	48,300	988,701
Whitestone REIT (REIT)	18,120	222,513

		11,717,368

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	17,340	188,659
Four Corners Property Trust, Inc. (REIT)	35,030	854,732
Gladstone Land Corp. (REIT)(x)	20,590	188,605
Outfront Media, Inc. (REIT)	48,520	888,886
PotlatchDeltic Corp. (REIT)	28,573	1,164,350
Safehold, Inc. (REIT)	18,269	282,987
Smartstop Self Storage REIT, Inc. (REIT)(x)	10,300	387,692

		3,955,911

Total Real Estate		58,180,998

Utilities (2.3%)
Electric Utilities (1.3%)
ALLETE, Inc.	20,940	1,390,416
Genie Energy Ltd., Class B	6,180	92,391
Hawaiian Electric Industries, Inc.*	61,650	680,616
MGE Energy, Inc.	13,110	1,103,600
NRG Energy, Inc.	78,723	12,749,190
Oklo, Inc., Class A(x)*	39,000	4,353,570
Otter Tail Corp.	12,880	1,055,773
Portland General Electric Co.	38,000	1,672,000
TXNM Energy, Inc.	35,000	1,979,250

		25,076,806

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	42,329	1,740,568
Chesapeake Utilities Corp.	8,340	1,123,315
New Jersey Resources Corp.	36,210	1,743,512
Northwest Natural Holding Co.	14,500	651,485
ONE Gas, Inc.	21,780	1,762,873
RGC Resources, Inc.	1,730	38,821
Southwest Gas Holdings, Inc.	23,550	1,844,907
Spire, Inc.	20,670	1,685,018

		10,590,499

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	11,570	226,425
Montauk Renewables, Inc.*	37,360	75,094
Ormat Technologies, Inc.	20,120	1,936,550

		2,238,069

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,038,641
Black Hills Corp.	26,500	1,632,135
Northwestern Energy Group, Inc.	22,101	1,295,339
Unitil Corp.	5,800	277,588

		4,243,703

Water Utilities (0.2%)
American States Water Co.	13,500	989,820
Cadiz, Inc.*	29,160	137,635
California Water Service Group	20,430	937,533
Consolidated Water Co. Ltd.	10,820	381,730
Global Water Resources, Inc.	3,820	39,346
H2O America	11,300	550,310
Middlesex Water Co.	6,000	324,720
Pure Cycle Corp.*	4,450	49,261
York Water Co. (The)	4,360	132,631

		3,542,986

Total Utilities		45,692,063

Total Common Stocks (99.0%) (Cost $1,444,387,832)		1,951,246,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	$—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	3,869
Sanofi Aatd, Inc., CVR(r)*	10,800	5,244

		9,912

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	18,460	1,246

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,966	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		11,956

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $36,310)		51,706

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	52,925,283	52,925,283
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		61,925,283

Total Short-Term Investments (3.1%) (Cost $61,925,283)		61,925,283

Total Investments in Securities (102.1%) (Cost $1,506,349,425)		2,013,223,470
Other Assets Less Liabilities (-2.1%)		(41,451,158)

Net Assets (100%)		$1,971,772,312

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $512,733 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $164,362,826. This was collateralized by $107,088,588 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $61,925,283 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	74	12/2025	USD	9,085,350	(121,626)

					(121,626)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$54,166,106	$—	$—		$54,166,106
Consumer Discretionary	254,228,101	—	—		254,228,101
Consumer Staples	37,758,434	—	—		37,758,434
Energy	56,974,677	—	—		56,974,677
Financials	270,987,193	—	1,028		270,988,221
Health Care	349,247,832	—	—	(a)	349,247,832
Industrials	393,296,636	—	—		393,296,636
Information Technology	387,937,118	—	—		387,937,118
Materials	42,776,295	—	—		42,776,295
Real Estate	58,180,998	—	—		58,180,998
Utilities	45,692,063	—	—		45,692,063
Rights
Health Care	—	4,668	7,288		11,956
Materials	—	39,750	—		39,750
Short-Term Investments
Investment Companies	61,925,283	—	—		61,925,283

Total Assets	$2,013,170,736	$44,418	$8,316		$2,013,223,470

Liabilities:
Futures	$(121,626)	$—	$—		$(121,626)

Total Liabilities	$(121,626)	$—	$—		$(121,626)

Total	$2,013,049,110	$44,418	$8,316		$2,013,101,844

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$672,287,272
Aggregate gross unrealized depreciation	(178,211,856)

Net unrealized appreciation	$494,075,416

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,519,026,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (2.5%)
Spotify Technology SA*	656	$457,888

Total Communication Services		457,888

Consumer Discretionary (2.5%)
Automobile Components (2.5%)
Aptiv plc*	5,319	458,604

Total Consumer Discretionary		458,604

Consumer Staples (1.1%)
Beverages (1.1%)
Primo Brands Corp.	8,789	194,237

Total Consumer Staples		194,237

Financials (11.4%)
Capital Markets (6.7%)
Intercontinental Exchange, Inc.	3,039	512,011
Jefferies Financial Group, Inc.	6,902	451,529
LPL Financial Holdings, Inc.	772	256,836

		1,220,376

Financial Services (3.2%)
Visa, Inc., Class A	1,717	586,150

Insurance (1.5%)
Aflac, Inc.	2,357	263,277

Total Financials		2,069,803

Health Care (15.8%)
Biotechnology (3.1%)
AbbVie, Inc.	2,478	573,756

Health Care Equipment & Supplies (9.6%)
Alcon AG	3,459	257,730
Becton Dickinson & Co.	1,082	202,518
GE HealthCare Technologies, Inc.	4,483	336,673
Hologic, Inc.*	3,335	225,079
Medtronic plc	4,802	457,343
Stryker Corp.	704	260,248

		1,739,591

Life Sciences Tools & Services (1.2%)
Danaher Corp.	1,064	210,949

Pharmaceuticals (1.9%)
Johnson & Johnson	1,903	352,854

Total Health Care		2,877,150

Industrials (13.6%)
Commercial Services & Supplies (5.0%)
Tetra Tech, Inc.	11,322	377,928
Veralto Corp.	5,002	533,263

		911,191

Construction & Engineering (3.1%)
AECOM	4,321	563,761

Electrical Equipment (5.5%)
Emerson Electric Co.	2,876	377,274
Rockwell Automation, Inc.	1,763	616,221

		993,495

Total Industrials		2,468,447

Information Technology (43.9%)
Electronic Equipment, Instruments & Components (9.4%)
Flex Ltd.*	10,597	614,308
TE Connectivity plc	2,674	587,023
Zebra Technologies Corp., Class A*	1,725	512,601

		1,713,932

Semiconductors & Semiconductor Equipment (17.4%)
Broadcom, Inc.	2,737	902,964
Monolithic Power Systems, Inc.	451	415,209
NVIDIA Corp.	5,473	1,021,152
NXP Semiconductors NV	1,363	310,396
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,830	511,101

		3,160,822

Software (12.5%)
Cadence Design Systems, Inc.*	691	242,721
Microsoft Corp.	1,715	888,284
Palo Alto Networks, Inc.*	1,582	322,127
Salesforce, Inc.	1,787	423,519
ServiceNow, Inc.*	443	407,684

		2,284,335

Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	3,286	836,714

Total Information Technology		7,995,803

Utilities (2.7%)
Electric Utilities (2.7%)
NextEra Energy, Inc.	6,547	494,233

Total Utilities		494,233

Total Common Stocks (93.5%) (Cost $13,718,634)		17,016,165

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	938,399	938,774

Total Short-Term Investments (5.1%) (Cost $938,701)		938,774

Total Investments in Securities (98.6%) (Cost $14,657,335)		17,954,939
Other Assets Less Liabilities (1.4%)		250,891

Net Assets (100%)		$18,205,830

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$457,888	$—	$—	$457,888
Consumer Discretionary	458,604	—	—	458,604
Consumer Staples	194,237	—	—	194,237
Financials	2,069,803	—	—	2,069,803
Health Care	2,877,150	—	—	2,877,150
Industrials	2,468,447	—	—	2,468,447
Information Technology	7,995,803	—	—	7,995,803
Utilities	494,233	—	—	494,233
Short-Term Investments
Investment Companies	938,774	—	—	938,774

Total Assets	$17,954,939	$—	$—	$17,954,939

Total Liabilities	$—	$—	$—	$—

Total	$17,954,939	$—	$—	$17,954,939

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,929,531
Aggregate gross unrealized depreciation	(634,282)

Net unrealized appreciation	$3,295,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,659,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Media (1.3%)
Omnicom Group, Inc.	62,461	$5,092,445
Publicis Groupe SA	33,959	3,256,546

Total Communication Services		8,348,991

Consumer Discretionary (4.1%)
Automobile Components (1.7%)
BorgWarner, Inc.	94,527	4,155,407
Cie Generale des Etablissements
Michelin SCA	87,377	3,132,945
Gentex Corp.	112,261	3,176,986

		10,465,338

Hotels, Restaurants & Leisure (0.6%)
Sodexo SA	57,334	3,604,610

Household Durables (1.8%)
Mohawk Industries, Inc.*	39,635	5,109,744
PulteGroup, Inc.	47,653	6,296,391

		11,406,135

Total Consumer Discretionary		25,476,083

Consumer Staples (9.8%)
Beverages (1.4%)
Heineken NV	46,208	3,603,318
Pernod Ricard SA	53,003	5,198,542

		8,801,860

Consumer Staples Distribution & Retail (1.1%)
Koninklijke Ahold Delhaize NV	178,342	7,213,224

Food Products (1.6%)
Conagra Brands, Inc.	242,097	4,432,796
General Mills, Inc.	53,955	2,720,411
Mondelez International, Inc., Class A	49,233	3,075,586

		10,228,793

Household Products (3.2%)
Henkel AG & Co. KGaA (Preference)(q)	59,865	4,828,545
Kimberly-Clark Corp.	75,873	9,434,049
Reckitt Benckiser Group plc	72,491	5,574,658

		19,837,252

Personal Care Products (2.5%)
Estee Lauder Cos., Inc. (The), Class A	68,789	6,061,687
Kenvue, Inc.	590,200	9,578,946

		15,640,633

Total Consumer Staples		61,721,762

Energy (4.5%)
Energy Equipment & Services (1.5%)
Baker Hughes Co.	199,528	9,721,004

Oil, Gas & Consumable Fuels (3.0%)
Coterra Energy, Inc.	231,309	5,470,458
Diamondback Energy, Inc.	35,939	5,142,871
Occidental Petroleum Corp.	107,773	5,092,274
ONEOK, Inc.	41,883	3,056,203

		18,761,806

Total Energy		28,482,810

Financials (15.2%)
Banks (8.1%)
Commerce Bancshares, Inc.	168,219	10,052,767
First Hawaiian, Inc.	158,259	3,929,571
PNC Financial Services Group, Inc. (The)	22,192	4,459,039
Prosperity Bancshares, Inc.	116,330	7,718,495
Truist Financial Corp.	224,405	10,259,797
US Bancorp	245,203	11,850,661
Westamerica Bancorp	54,250	2,711,957

		50,982,287

Capital Markets (2.8%)
Bank of New York Mellon Corp. (The)	25,028	2,727,051
Northern Trust Corp.	68,037	9,157,780
Raymond James Financial, Inc.	7,260	1,253,076
T. Rowe Price Group, Inc.	43,459	4,460,632

		17,598,539

Insurance (4.3%)
Allstate Corp. (The)	17,964	3,855,973
Hanover Insurance Group, Inc. (The)	14,473	2,628,731
Reinsurance Group of America, Inc.	49,611	9,531,761
Willis Towers Watson plc	32,557	11,246,816

		27,263,281

Total Financials		95,844,107

Health Care (15.0%)
Health Care Equipment & Supplies (8.1%)
Becton Dickinson & Co.	50,239	9,403,234
Envista Holdings Corp.*	190,318	3,876,778
GE HealthCare Technologies, Inc.	113,070	8,491,557
Hologic, Inc.*	91,404	6,168,856
Medtronic plc	61,394	5,847,164
Zimmer Biomet Holdings, Inc.	172,747	17,015,579

		50,803,168

Health Care Providers & Services (5.6%)
Cencora, Inc.	7,582	2,369,602
Henry Schein, Inc.*	179,883	11,938,835
Labcorp Holdings, Inc.	34,400	9,874,864
Quest Diagnostics, Inc.	29,471	5,616,583
Universal Health Services, Inc., Class B	28,116	5,748,035

		35,547,919

Life Sciences Tools & Services (1.3%)
ICON plc*	16,339	2,859,325
IQVIA Holdings, Inc.*	26,737	5,078,426

		7,937,751

Total Health Care		94,288,838

Industrials (15.8%)
Aerospace & Defense (1.8%)
Hexcel Corp.	52,642	3,300,653
L3Harris Technologies, Inc.	25,414	7,761,690

		11,062,343

Building Products (1.1%)
A.O. Smith Corp.	55,687	4,087,983
Masco Corp.	44,031	3,099,342

		7,187,325

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	82,454	3,802,779

Construction & Engineering (0.1%)
Vinci SA	4,501	623,295

Electrical Equipment (0.3%)
Emerson Electric Co.	15,693	2,058,608

Ground Transportation (2.7%)
CSX Corp.	291,923	10,366,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	21,109	$6,341,354

		16,707,540

Machinery (5.0%)
Cummins, Inc.	19,408	8,197,357
Dover Corp.	9,843	1,642,108
Fortive Corp.	47,246	2,314,581
Oshkosh Corp.	42,098	5,460,111
PACCAR, Inc.	47,673	4,687,209
Timken Co. (The)	66,966	5,034,504
Toro Co. (The)	51,305	3,909,441

		31,245,311

Passenger Airlines (1.0%)
Southwest Airlines Co.	192,730	6,150,014

Trading Companies & Distributors (3.2%)
Ashtead Group plc	54,032	3,607,948
Bunzl plc	290,621	9,169,486
MSC Industrial Direct Co., Inc., Class A	80,898	7,453,942

		20,231,376

Total Industrials		99,068,591

Information Technology (6.5%)
Communications Equipment (0.4%)
F5, Inc.*	7,516	2,429,096

Electronic Equipment, Instruments & Components (1.5%)
CDW Corp.	19,529	3,110,579
Ralliant Corp.	65,022	2,843,412
TE Connectivity plc	14,346	3,149,378

		9,103,369

IT Services (1.8%)
Amdocs Ltd.	84,840	6,961,122
Cognizant Technology Solutions Corp., Class A	68,333	4,583,094

		11,544,216

Semiconductors & Semiconductor Equipment (1.7%)
NXP Semiconductors NV	12,897	2,937,034
Teradyne, Inc.	57,277	7,883,606

		10,820,640

Technology Hardware, Storage & Peripherals (1.1%)
HP, Inc.	262,820	7,156,589

Total Information Technology		41,053,910

Materials (5.3%)
Chemicals (1.2%)
Akzo Nobel NV	42,581	3,029,529
PPG Industries, Inc.	42,201	4,435,747

		7,465,276

Construction Materials (0.8%)
Eagle Materials, Inc.	22,601	5,266,937

Containers & Packaging (2.4%)
Graphic Packaging Holding Co.	356,460	6,975,922
Packaging Corp. of America	37,965	8,273,713

		15,249,635

Metals & Mining (0.9%)
Reliance, Inc.	18,867	5,298,419

Total Materials		33,280,267

Real Estate (9.1%)
Health Care REITs (1.8%)
Healthpeak Properties, Inc. (REIT)	311,979	5,974,398
Ventas, Inc. (REIT)	74,685	5,227,203

		11,201,601

Residential REITs (1.6%)
Equity Residential (REIT)	127,474	8,251,392
Essex Property Trust, Inc. (REIT)	6,748	1,806,170

		10,057,562

Retail REITs (2.2%)
Agree Realty Corp. (REIT)	28,128	1,998,213
Realty Income Corp. (REIT)	162,463	9,876,126
Regency Centers Corp. (REIT)	27,412	1,998,335

		13,872,674

Specialized REITs (3.5%)
American Tower Corp. (REIT)	32,519	6,254,054
Public Storage (REIT)	24,157	6,977,749
VICI Properties, Inc. (REIT), Class A	267,306	8,716,849

		21,948,652

Total Real Estate		57,080,489

Utilities (9.1%)
Electric Utilities (5.4%)
Duke Energy Corp.	35,160	4,351,050
Evergy, Inc.	130,593	9,927,680
Eversource Energy	104,752	7,452,057
PPL Corp.	26,870	998,489
Xcel Energy, Inc.	135,809	10,952,996

		33,682,272

Gas Utilities (2.2%)
ONE Gas, Inc.(x)	99,501	8,053,611
Spire, Inc.	70,369	5,736,481

		13,790,092

Multi-Utilities (1.5%)
Northwestern Energy Group, Inc.	161,751	9,480,226

Total Utilities		56,952,590

Total Common Stocks (95.7%) (Cost $563,874,381)		601,598,438

MASTER LIMITED PARTNERSHIP:
Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Enterprise Products Partners LP (Cost $8,167,319)	329,910	10,316,286

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	7,381,557	7,384,509

Total Short-Term Investments (1.2%) (Cost $7,384,423)		7,384,509

Total Investments in Securities (98.5%) (Cost $579,426,123)		619,299,233
Other Assets Less Liabilities (1.5%)		9,580,461

Net Assets (100%)		$628,879,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)

All or a portion of security is on loan at September 30, 2025, the Portfolio had loaned securities with a total value of $1,173,711. This was collateralized by $1,195,556 of various U.S. Government Treasury Securities, ranging from 3.750% – 4.625%, maturing 5/15/28 – 7/31/31.

Glossary:

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,447,281	EUR	6,280,181	Citibank NA	12/19/2025	40,206
USD	7,444,797	EUR	6,280,181	Goldman Sachs & Co. LLC	12/19/2025	37,723
USD	7,446,119	EUR	6,280,181	Morgan Stanley	12/19/2025	39,045
USD	7,446,669	EUR	6,280,181	UBS AG	12/19/2025	39,594
USD	5,198,755	GBP	3,845,845	Bank of America	12/19/2025	26,028
USD	5,197,869	GBP	3,845,845	Citibank NA	12/19/2025	25,141
USD	5,196,852	GBP	3,845,845	Goldman Sachs & Co. LLC	12/19/2025	24,124

Net unrealized appreciation						231,861

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,092,445	$3,256,546	$—	$8,348,991
Consumer Discretionary	18,738,528	6,737,555	—	25,476,083
Consumer Staples	35,303,475	26,418,287	—	61,721,762
Energy	28,482,810	—	—	28,482,810
Financials	95,844,107	—	—	95,844,107
Health Care	94,288,838	—	—	94,288,838
Industrials	85,667,862	13,400,729	—	99,068,591
Information Technology	41,053,910	—	—	41,053,910
Materials	30,250,738	3,029,529	—	33,280,267
Real Estate	57,080,489	—	—	57,080,489
Utilities	56,952,590	—	—	56,952,590
Forward Currency Contracts	—	231,861	—	231,861
Master Limited Partnerships
Energy	10,316,286	—	—	10,316,286
Short-Term Investments
Investment Companies	7,384,509	—	—	7,384,509

Total Assets	$566,456,587	$53,074,507	$—	$619,531,094

Total Liabilities	$—	$—	$—	$—

Total	$566,456,587	$53,074,507	$—	$619,531,094

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,912,608
Aggregate gross unrealized depreciation	(36,637,354)

Net unrealized appreciation	$40,275,254

Federal income tax cost of investments in securities and derivative instruments, if applicable	$579,255,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.1%)
iShares Core MSCI EAFE ETF	331,200	$28,917,072
iShares Core S&P 500 ETF	38,700	25,901,910
iShares Core S&P Mid-Cap ETF	102,600	6,695,676
iShares Russell 2000 ETF	30,400	7,355,584
SPDR Portfolio S&P 500 ETF	328,700	25,750,358
Vanguard S&P 500 ETF	42,100	25,781,198

Total Equity		120,401,798

Fixed Income (34.5%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	757,900	63,746,969

Total Exchange Traded Funds (99.6%) (Cost $153,313,207)		184,148,767

SHORT-TERM INVESTMENTS:
Investment Companies (8.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	13,942,791	13,942,791
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	878,876	879,227

Total Investment Companies		14,822,018

Total Short-Term Investments (8.0%) (Cost $14,821,942)		14,822,018

Total Investments in Securities (107.6%) (Cost $168,135,149)		198,970,785
Other Assets Less Liabilities (-7.6%)		(14,000,958)

Net Assets (100%)		$184,969,827

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $50,453,299. This was collateralized by $37,573,384 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55 and by cash of $13,942,791 which was subsequently invested in investment companies.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$184,148,767	$—	$—	$184,148,767
Short-Term Investments
Investment Companies	14,822,018	—	—	14,822,018

Total Assets	$198,970,785	$—	$—	$198,970,785

Total Liabilities	$—	$—	$—	$—

Total	$198,970,785	$—	$—	$198,970,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,303,305
Aggregate gross unrealized depreciation	(179,728)

Net unrealized appreciation	$29,123,577

Federal income tax cost of investments in securities and derivative instruments, if applicable	$169,847,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (1.5%)
Netflix, Inc.*	9,168	$10,991,698

Interactive Media & Services (7.8%)
Alphabet, Inc., Class C	115,924	28,233,290
Meta Platforms, Inc., Class A	33,964	24,942,483
Pinterest, Inc., Class A*	85,713	2,757,387

		55,933,160

Media (0.6%)
Charter Communications, Inc., Class A(x)*	15,779	4,340,882

Total Communication Services		71,265,740

Consumer Discretionary (9.5%)
Broadline Retail (3.3%)
Amazon.com, Inc.*	109,973	24,146,772

Hotels, Restaurants & Leisure (4.7%)
Booking Holdings, Inc.	840	4,535,387
Chipotle Mexican Grill, Inc.*	90,609	3,550,967
Marriott International, Inc., Class A	25,822	6,725,081
Royal Caribbean Cruises Ltd.	42,748	13,832,398
Yum! Brands, Inc.	33,117	5,033,784

		33,677,617

Specialty Retail (1.5%)
Burlington Stores, Inc.*	21,091	5,367,660
Tractor Supply Co.	93,320	5,307,108

		10,674,768

Total Consumer Discretionary		68,499,157

Consumer Staples (4.3%)
Food Products (0.9%)
Mondelez International, Inc., Class A	107,000	6,684,290

Household Products (0.7%)
Church & Dwight Co., Inc.	58,485	5,125,041

Tobacco (2.7%)
Philip Morris International, Inc.	117,985	19,137,167

Total Consumer Staples		30,946,498

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
ConocoPhillips	37,778	3,573,421

Total Energy		3,573,421

Financials (13.9%)
Banks (3.5%)
JPMorgan Chase & Co.	55,018	17,354,328
Truist Financial Corp.	171,000	7,818,120

		25,172,448

Capital Markets (1.8%)
KKR & Co., Inc.	76,814	9,981,979
S&P Global, Inc.	6,617	3,220,560

		13,202,539

Consumer Finance (0.8%)
Capital One Financial Corp.	27,031	5,746,250

Financial Services (4.8%)
Mastercard, Inc., Class A	26,585	15,121,814
Toast, Inc., Class A*	212,457	7,756,805
Visa, Inc., Class A	34,403	11,744,496

		34,623,115

Insurance (3.0%)
Arch Capital Group Ltd.	45,468	4,125,312
Marsh & McLennan Cos., Inc.	41,557	8,374,982
Progressive Corp. (The)	35,425	8,748,204

		21,248,498

Total Financials		99,992,850

Health Care (6.8%)
Biotechnology (1.9%)
AbbVie, Inc.	29,190	6,758,653
Amgen, Inc.	25,921	7,314,906

		14,073,559

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	47,876	6,412,511

Health Care Providers & Services (1.6%)
Humana, Inc.	11,921	3,101,487
UnitedHealth Group, Inc.	23,495	8,112,823

		11,214,310

Life Sciences Tools & Services (1.3%)
Danaher Corp.	22,091	4,379,762
Mettler-Toledo International, Inc.*	3,879	4,761,899

		9,141,661

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	31,364	1,414,516
Royalty Pharma plc, Class A	184,460	6,507,749

		7,922,265

Total Health Care		48,764,306

Industrials (11.9%)
Aerospace & Defense (4.9%)
ATI, Inc.*	119,323	9,705,733
GE Aerospace	49,804	14,982,039
TransDigm Group, Inc.	7,772	10,243,651

		34,931,423

Air Freight & Logistics (0.9%)
FedEx Corp.	28,989	6,835,896

Building Products (0.9%)
Carrier Global Corp.	103,911	6,203,487

Commercial Services & Supplies (0.5%)
Waste Connections, Inc.	18,500	3,252,300

Ground Transportation (0.4%)
Saia, Inc.*	8,695	2,602,935

Machinery (0.8%)
Ingersoll Rand, Inc.	68,954	5,696,979

Professional Services (0.9%)
Dayforce, Inc.*	96,795	6,668,208

Trading Companies & Distributors (2.6%)
FTAI Aviation Ltd.	61,993	10,344,152
United Rentals, Inc.	9,045	8,634,900

		18,979,052

Total Industrials		85,170,280

Information Technology (30.7%)
Electronic Equipment, Instruments & Components (2.0%)
Amphenol Corp., Class A	57,377	7,100,404
TE Connectivity plc	34,882	7,657,645

		14,758,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.7%)
Accenture plc, Class A	19,456	$4,797,850

Semiconductors & Semiconductor Equipment (16.9%)
Broadcom, Inc.	157,895	52,091,140
Intel Corp.*	34,846	1,169,083
KLA Corp.	13,744	14,824,278
Micron Technology, Inc.	131,827	22,057,294
NVIDIA Corp.	167,280	31,211,102

		121,352,897

Software (9.0%)
Atlassian Corp., Class A*	42,970	6,862,309
Microsoft Corp.	67,832	35,133,585
Salesforce, Inc.	53,277	12,626,649
ServiceNow, Inc.*	10,744	9,887,488

		64,510,031

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	59,377	15,119,165

Total Information Technology		220,537,992

Materials (2.2%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	18,683	5,095,228
Corteva, Inc.	49,058	3,317,792
Linde plc	15,211	7,225,225

Total Materials		15,638,245

Real Estate (1.4%)
Health Care REITs (1.4%)
Welltower, Inc. (REIT)	55,510	9,888,552

Total Real Estate		9,888,552

Utilities (7.2%)
Electric Utilities (2.8%)
Constellation Energy Corp.	60,491	19,905,773

Gas Utilities (2.2%)
Atmos Energy Corp.	94,500	16,135,875

Multi-Utilities (2.2%)
NiSource, Inc.	370,000	16,021,000

Total Utilities		52,062,648

Total Investments in Securities (98.3%) (Cost $345,980,680)		706,339,689
Other Assets Less Liabilities (1.7%)		12,181,910

Net Assets (100%)		$718,521,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

(x)

All or a portion of security is on loan at September 30, 2025, the Portfolio had loaned securities with a total value of $3,515,842. This was collateralized by $3,605,318 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$71,265,740	$—	$—	$71,265,740
Consumer Discretionary	68,499,157	—	—	68,499,157
Consumer Staples	30,946,498	—	—	30,946,498
Energy	3,573,421	—	—	3,573,421
Financials	99,992,850	—	—	99,992,850
Health Care	48,764,306	—	—	48,764,306
Industrials	85,170,280	—	—	85,170,280
Information Technology	220,537,992	—	—	220,537,992
Materials	15,638,245	—	—	15,638,245
Real Estate	9,888,552	—	—	9,888,552
Utilities	52,062,648	—	—	52,062,648

Total Assets	$706,339,689	$—	$—	$706,339,689

Total Liabilities	$—	$—	$—	$—

Total	$706,339,689	$—	$—	$706,339,689

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363,449,704
Aggregate gross unrealized depreciation	(8,586,922)

Net unrealized appreciation	$354,862,782

Federal income tax cost of investments in securities and derivative instruments, if applicable	$351,476,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.6%)
Entertainment (4.0%)
Netflix, Inc.*	15,553	$18,646,803

Interactive Media & Services (9.6%)
Alphabet, Inc., Class A	51,500	12,519,650
Meta Platforms, Inc., Class A	43,503	31,947,733

		44,467,383

Total Communication Services		63,114,186

Consumer Discretionary (13.4%)
Automobiles (2.7%)
Tesla, Inc.*	27,700	12,318,744

Broadline Retail (7.8%)
Amazon.com, Inc.*	164,520	36,123,657

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	52,300	6,350,266
Chipotle Mexican Grill, Inc.*	47,300	1,853,687
Starbucks Corp.	61,400	5,194,440

		13,398,393

Total Consumer Discretionary		61,840,794

Consumer Staples (1.2%)
Beverages (1.2%)
Monster Beverage Corp.*	82,120	5,527,497

Total Consumer Staples		5,527,497

Financials (8.1%)
Capital Markets (1.4%)
S&P Global, Inc.	12,932	6,294,134

Financial Services (5.6%)
PayPal Holdings, Inc.*	90,800	6,089,048
Visa, Inc., Class A	58,761	20,059,830

		26,148,878

Insurance (1.1%)
Marsh & McLennan Cos., Inc.	26,096	5,259,127

Total Financials		37,702,139

Health Care (6.2%)
Biotechnology (1.3%)
Vertex Pharmaceuticals, Inc.*	15,000	5,874,600

Health Care Equipment & Supplies (3.4%)
Intuitive Surgical, Inc.*	21,000	9,391,830
Stryker Corp.	16,700	6,173,489

		15,565,319

Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc.	14,497	7,031,335

Total Health Care		28,471,254

Industrials (8.4%)
Aerospace & Defense (1.4%)
Airbus SE (ADR)	110,719	6,446,060

Electrical Equipment (2.3%)
Eaton Corp. plc	28,960	10,838,280

Ground Transportation (1.7%)
Uber Technologies, Inc.*	81,180	7,953,205

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	26,100	5,494,050

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	8,540	8,138,278

Total Industrials		38,869,873

Information Technology (43.0%)
Semiconductors & Semiconductor Equipment (18.9%)
ASML Holding NV (Registered) (ADR)	9,240	8,945,151
Broadcom, Inc.	25,557	8,431,510
Marvell Technology, Inc.	47,900	4,026,953
NVIDIA Corp.	311,200	58,063,696
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,654	8,002,776

		87,470,086

Software (18.1%)
Datadog, Inc., Class A*	17,500	2,492,000
Intuit, Inc.	15,200	10,380,232
Microsoft Corp.	74,227	38,445,875
Oracle Corp.	31,300	8,802,812
Palo Alto Networks, Inc.*	56,500	11,504,530
Salesforce, Inc.	18,405	4,361,985
Synopsys, Inc.*	15,723	7,757,571

		83,745,005

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	108,534	27,636,012

Total Information Technology		198,851,103

Materials (2.8%)
Chemicals (2.8%)
Linde plc	12,800	6,080,000
Sherwin-Williams Co. (The)	20,100	6,959,826

Total Materials		13,039,826

Real Estate (1.4%)
Specialized REITs (1.4%)
Equinix, Inc. (REIT)	8,200	6,422,568

Total Real Estate		6,422,568

Total Investments in Securities (98.1%) (Cost $174,667,905)		453,839,240
Other Assets Less Liabilities (1.9%)		8,960,528

Net Assets (100%)		$462,799,768

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,114,186	$—	$—	$63,114,186
Consumer Discretionary	61,840,794	—	—	61,840,794
Consumer Staples	5,527,497	—	—	5,527,497
Financials	37,702,139	—	—	37,702,139
Health Care	28,471,254	—	—	28,471,254
Industrials	38,869,873	—	—	38,869,873
Information Technology	198,851,103	—	—	198,851,103
Materials	13,039,826	—	—	13,039,826
Real Estate	6,422,568	—	—	6,422,568

Total Assets	$453,839,240	$—	$—	$453,839,240

Total Liabilities	$—	$—	$—	$—

Total	$453,839,240	$—	$—	$453,839,240

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,060,104
Aggregate gross unrealized depreciation	(7,918,067)

Net unrealized appreciation	$279,142,037

Federal income tax cost of investments in securities and derivative instruments, if applicable	$174,697,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	33,249	$938,952
Verizon Communications, Inc.	19,605	861,640

		1,800,592

Entertainment (1.2%)
Electronic Arts, Inc.	1,034	208,558
Live Nation Entertainment, Inc.*	23,899	3,905,096
Netflix, Inc.*	1,976	2,369,066
Take-Two Interactive Software, Inc.*	799	206,430
TKO Group Holdings, Inc., Class A	307	62,002
Walt Disney Co. (The)	8,360	957,220
Warner Bros Discovery, Inc.*	11,512	224,829

		7,933,201

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A	27,048	6,575,369
Alphabet, Inc., Class C	21,714	5,288,445
Match Group, Inc.	1,119	39,523
Meta Platforms, Inc., Class A	10,085	7,406,222
Reddit, Inc., Class A*	19,400	4,461,806

		23,771,365

Media (0.1%)
Charter Communications, Inc., Class A*	420	115,544
Comcast Corp., Class A	17,124	538,036
Fox Corp., Class A	1,012	63,817
Fox Corp., Class B	676	38,728
Interpublic Group of Cos., Inc. (The)	1,754	48,954
News Corp., Class A	1,638	50,303
News Corp., Class B	511	17,655
Omnicom Group, Inc.	938	76,475
Paramount Skydance Corp., Class B(x)	1,228	23,234
Trade Desk, Inc. (The), Class A*	1,988	97,432

		1,070,178

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,251	538,844

Total Communication Services		35,114,180

Consumer Discretionary (9.0%)
Automobile Components (0.0%)†
Aptiv plc*	1,006	86,737

Automobiles (0.9%)
Ford Motor Co.	18,270	218,509
General Motors Co.	4,501	274,426
Tesla, Inc.*	13,048	5,802,707

		6,295,642

Broadline Retail (3.8%)
Amazon.com, Inc.*	45,128	9,908,755
eBay, Inc.	2,104	191,359
Global-e Online Ltd.*	97,317	3,480,056
MercadoLibre, Inc.*	4,945	11,556,168

		25,136,338

Distributors (0.0%)†
Genuine Parts Co.	655	90,783
LKQ Corp.	1,237	37,778
Pool Corp.	148	45,890

		174,451

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,029	246,361
Booking Holdings, Inc.	151	815,290
Carnival Corp.*	4,839	139,895
Chipotle Mexican Grill, Inc.*	6,195	242,782
Darden Restaurants, Inc.	532	101,272
Domino’s Pizza, Inc.	145	62,598
DoorDash, Inc., Class A*	1,721	468,095
Expedia Group, Inc.	16,218	3,466,598
Hilton Worldwide Holdings, Inc.	1,094	283,827
Las Vegas Sands Corp.	1,403	75,467
Marriott International, Inc., Class A	1,048	272,941
McDonald’s Corp.	3,318	1,008,307
MGM Resorts International*	1,035	35,873
Norwegian Cruise Line Holdings Ltd.*	1,998	49,211
Royal Caribbean Cruises Ltd.	1,174	379,883
Starbucks Corp.	5,343	452,018
Wynn Resorts Ltd.	379	48,614
Yum! Brands, Inc.	1,292	196,384

		8,345,416

Household Durables (0.1%)
DR Horton, Inc.	1,274	215,905
Garmin Ltd.	761	187,373
Lennar Corp., Class A	1,078	135,871
Mohawk Industries, Inc.*	219	28,234
NVR, Inc.*	13	104,451
PulteGroup, Inc.	917	121,163

		792,997

Leisure Products (0.0%)†
Hasbro, Inc.	618	46,875

Specialty Retail (2.4%)
AutoZone, Inc.*	77	330,348
Best Buy Co., Inc.	892	67,453
Burlington Stores, Inc.*	20,251	5,153,880
CarMax, Inc.*	766	34,370
Home Depot, Inc. (The)	4,626	1,874,409
Lowe’s Cos., Inc.	25,545	6,419,714
O’Reilly Automotive, Inc.*	3,928	423,478
Ross Stores, Inc.	1,540	234,681
TJX Cos., Inc. (The)	5,187	749,729
Tractor Supply Co.	2,472	140,583
Ulta Beauty, Inc.*	216	118,098
Williams-Sonoma, Inc.	556	108,670

		15,655,413

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	30,785	2,572,087
Deckers Outdoor Corp.*	672	68,120
Lululemon Athletica, Inc.*	505	89,855
NIKE, Inc., Class B	5,560	387,699
Ralph Lauren Corp.	189	59,263
Tapestry, Inc.	980	110,955

		3,287,979

Total Consumer Discretionary		59,821,848

Consumer Staples (6.1%)
Beverages (1.0%)
Brown-Forman Corp., Class B	929	25,157
Coca-Cola Co. (The)	18,010	1,194,423
Constellation Brands, Inc., Class A	650	87,536
Keurig Dr Pepper, Inc.	6,332	161,529
Molson Coors Beverage Co., Class B	725	32,806
Monster Beverage Corp.*	61,428	4,134,719
PepsiCo, Inc.	6,366	894,041

		6,530,211

Consumer Staples Distribution & Retail (4.1%)
Casey’s General Stores, Inc.	18,360	10,379,275
Costco Wholesale Corp.	2,062	1,908,649
Dollar General Corp.	1,053	108,828
Dollar Tree, Inc.*	915	86,349
Grocery Outlet Holding Corp.*	87,500	1,404,375
Kroger Co. (The)	2,810	189,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Performance Food Group Co.*	103,177	$10,734,535
Sysco Corp.	2,259	186,006
Target Corp.	2,153	193,124
Walmart, Inc.	20,392	2,101,599

		27,292,162

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,199	131,368
Bunge Global SA	673	54,681
Campbell’s Co. (The)(x)	1,027	32,433
Conagra Brands, Inc.	2,295	42,022
General Mills, Inc.	2,527	127,411
Hershey Co. (The)	676	126,446
Hormel Foods Corp.	1,261	31,197
J M Smucker Co. (The)	472	51,259
Kellanova	1,299	106,544
Kraft Heinz Co. (The)	3,966	103,275
Lamb Weston Holdings, Inc.	623	36,184
McCormick & Co., Inc. (Non- Voting)	1,229	82,232
Mondelez International, Inc., Class A	5,983	373,758
Tyson Foods, Inc., Class A	1,356	73,631

		1,372,441

Household Products (0.5%)
Church & Dwight Co., Inc.	1,110	97,269
Clorox Co. (The)	587	72,377
Colgate-Palmolive Co.	18,523	1,480,729
Kimberly-Clark Corp.	1,555	193,349
Procter & Gamble Co. (The)	10,892	1,673,556

		3,517,280

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,114	98,166
Kenvue, Inc.	8,966	145,518

		243,684

Tobacco (0.3%)
Altria Group, Inc.	7,793	514,805
Philip Morris International, Inc.	7,238	1,174,004

		1,688,809

Total Consumer Staples		40,644,587

Energy (3.0%)
Energy Equipment & Services (1.0%)
Baker Hughes Co.	131,114	6,387,874
Halliburton Co.	3,801	93,504
Schlumberger NV	7,005	240,762

		6,722,140

Oil, Gas & Consumable Fuels (2.0%)
APA Corp.	1,661	40,329
Chevron Corp.	8,949	1,389,690
ConocoPhillips	5,807	549,284
Coterra Energy, Inc.	3,504	82,870
Devon Energy Corp.	2,907	101,920
Diamondback Energy, Inc.	19,551	2,797,748
EOG Resources, Inc.	2,551	286,018
EQT Corp.	2,954	160,786
Expand Energy Corp.	33,523	3,561,484
Exxon Mobil Corp.	19,824	2,235,156
Kinder Morgan, Inc.	9,046	256,092
Marathon Petroleum Corp.	1,434	276,389
Occidental Petroleum Corp.	3,289	155,405
ONEOK, Inc.	2,915	212,708
Phillips 66	1,875	255,038
Targa Resources Corp.	1,013	169,718
Texas Pacific Land Corp.	91	84,961
Valero Energy Corp.	1,436	244,493
Venture Global, Inc., Class A	18,675	264,998
Williams Cos., Inc. (The)	5,628	356,534

		13,481,621

Total Energy		20,203,761

Financials (8.3%)
Banks (1.4%)
Bank of America Corp.	31,686	1,634,681
Citigroup, Inc.	8,560	868,840
Citizens Financial Group, Inc.	1,941	103,183
Fifth Third Bancorp	3,078	137,125
Huntington Bancshares, Inc.	7,076	122,202
JPMorgan Chase & Co.	12,786	4,033,088
KeyCorp	4,300	80,367
M&T Bank Corp.	715	141,298
PNC Financial Services Group, Inc. (The)	1,818	365,291
Regions Financial Corp.	4,081	107,616
Truist Financial Corp.	5,996	274,137
US Bancorp	7,194	347,686
Wells Fargo & Co.	14,896	1,248,583

		9,464,097

Capital Markets (3.7%)
Ameriprise Financial, Inc.	432	212,220
Bank of New York Mellon Corp. (The)	3,280	357,389
BlackRock, Inc.‡	670	781,133
Blackstone, Inc.	3,444	588,407
Cboe Global Markets, Inc.	476	116,739
Charles Schwab Corp. (The)	68,134	6,504,753
CME Group, Inc.	1,670	451,217
Coinbase Global, Inc., Class A*	1,052	355,039
FactSet Research Systems, Inc.	177	50,709
Franklin Resources, Inc.	1,448	33,492
Goldman Sachs Group, Inc. (The)	1,408	1,121,261
Interactive Brokers Group, Inc., Class A	2,056	141,473
Intercontinental Exchange, Inc.	29,143	4,910,013
Invesco Ltd.	1,971	45,215
KKR & Co., Inc.	43,281	5,624,366
Moody’s Corp.	714	340,207
Morgan Stanley	5,641	896,693
MSCI, Inc.	360	204,267
Nasdaq, Inc.	2,108	186,453
Northern Trust Corp.	892	120,063
Raymond James Financial, Inc.	838	144,639
Robinhood Markets, Inc., Class A*	3,599	515,305
S&P Global, Inc.	1,453	707,190
State Street Corp.	1,317	152,785
T. Rowe Price Group, Inc.	1,011	103,769

		24,664,797

Consumer Finance (0.2%)
American Express Co.	2,524	838,372
Capital One Financial Corp.	2,974	632,213
Synchrony Financial	1,713	121,708

		1,592,293

Financial Services (2.2%)
Apollo Global Management, Inc.	2,120	282,532
Berkshire Hathaway, Inc., Class B*	8,527	4,286,864
Block, Inc., Class A*	2,547	184,072
Chime Financial, Inc., Class A(x)*	26,115	526,740
Corpay, Inc.*	331	95,348
Fidelity National Information Services, Inc.	2,441	160,959
Fiserv, Inc.*	2,528	325,935
Global Payments, Inc.	1,115	92,634
Jack Henry & Associates, Inc.	355	52,870
Mastercard, Inc., Class A	3,828	2,177,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PayPal Holdings, Inc.*	4,398	$294,930
Shift4 Payments, Inc., Class A(x)*	45,400	3,513,960
Visa, Inc., Class A	7,899	2,696,561

		14,690,810

Insurance (0.8%)
Aflac, Inc.	2,228	248,868
Allstate Corp. (The)	1,243	266,810
American International Group, Inc.	2,576	202,319
Aon plc, Class A	997	355,510
Arch Capital Group Ltd.	1,739	157,779
Arthur J Gallagher & Co.	1,204	372,927
Assurant, Inc.	221	47,869
Brown & Brown, Inc.	1,359	127,461
Chubb Ltd.	1,716	484,341
Cincinnati Financial Corp.	749	118,417
Erie Indemnity Co., Class A	126	40,088
Everest Group Ltd.	198	69,346
Globe Life, Inc.	387	55,329
Hartford Insurance Group, Inc. (The)	1,281	170,873
Loews Corp.	831	83,424
Marsh & McLennan Cos., Inc.	2,276	458,682
MetLife, Inc.	2,576	212,185
Principal Financial Group, Inc.	923	76,526
Progressive Corp. (The)	2,726	673,186
Prudential Financial, Inc.	1,650	171,171
Travelers Cos., Inc. (The)	1,038	289,830
W.R. Berkley Corp.	1,352	103,590
Willis Towers Watson plc	462	159,598

		4,946,129

Total Financials		55,358,126

Health Care (8.9%)
Biotechnology (2.2%)
AbbVie, Inc.	8,214	1,901,870
Amgen, Inc.	2,502	706,064
Argenx SE (ADR)*	5,900	4,351,604
Biogen, Inc.*	657	92,033
Caris Life Sciences, Inc.(r)*	17,370	446,626
Caris Life Sciences, Inc. (Nasdaq Stock Exchange)(x)*	12,464	377,036
Gilead Sciences, Inc.	5,770	640,470
Incyte Corp.*	724	61,402
Moderna, Inc.*	1,689	43,627
Regeneron Pharmaceuticals, Inc.	4,074	2,290,688
TG Therapeutics, Inc.(x)*	51,700	1,867,662
Ultragenyx Pharmaceutical, Inc.*	11,570	348,026
Vertex Pharmaceuticals, Inc.*	3,787	1,483,141

		14,610,249

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	8,093	1,083,977
Align Technology, Inc.*	328	41,072
Baxter International, Inc.	2,479	56,447
Becton Dickinson & Co.	1,348	252,305
Boston Scientific Corp.*	6,884	672,085
Cooper Cos., Inc. (The)*	922	63,212
Dexcom, Inc.*	1,797	120,920
Edwards Lifesciences Corp.*	2,747	213,634
GE HealthCare Technologies, Inc.	2,120	159,212
Hologic, Inc.*	1,045	70,527
IDEXX Laboratories, Inc.*	368	235,112
Insulet Corp.*	17,921	5,532,750
Intuitive Surgical, Inc.*	1,667	745,533
Medtronic plc	5,947	566,392
Penumbra, Inc.*	7,800	1,975,896
ResMed, Inc.(x)	681	186,410
Solventum Corp.*	637	46,501
STERIS plc	446	110,358
Stryker Corp.	1,596	589,993
Zimmer Biomet Holdings, Inc.	940	92,590

		12,814,926

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	1,130	177,365
Cencora, Inc.	902	281,902
Centene Corp.*	2,112	75,356
Cigna Group (The)	1,256	362,042
CVS Health Corp.	5,863	442,012
DaVita, Inc.*	190	25,245
Elevance Health, Inc.	1,059	342,184
HCA Healthcare, Inc.	762	324,764
HealthEquity, Inc.*	48,711	4,616,341
Henry Schein, Inc.*	448	29,734
Humana, Inc.	559	145,435
Labcorp Holdings, Inc.	377	108,222
McKesson Corp.	575	444,211
Molina Healthcare, Inc.*	262	50,136
Quest Diagnostics, Inc.	540	102,913
Surgery Partners, Inc.*	149,022	3,224,836
UnitedHealth Group, Inc.	8,811	3,042,438
Universal Health Services, Inc., Class B	252	51,519

		13,846,655

Health Care Technology (0.5%)
Doximity, Inc., Class A*	48,199	3,525,757

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	1,324	169,935
Bio-Techne Corp.	744	41,389
Charles River Laboratories International, Inc.*	21,837	3,416,617
Danaher Corp.	2,953	585,462
IQVIA Holdings, Inc.*	763	144,924
Mettler-Toledo International, Inc.*	93	114,168
Revvity, Inc.	538	47,156
Sartorius AG (Preference)(q)	7,900	1,835,522
Thermo Fisher Scientific, Inc.	1,756	851,695
Waters Corp.*	289	86,645
West Pharmaceutical Services, Inc.	322	84,470

		7,377,983

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	9,435	425,518
Eli Lilly & Co.	3,697	2,820,811
Johnson & Johnson	11,199	2,076,519
Merck & Co., Inc.	11,614	974,763
Pfizer, Inc.	26,423	673,258
Viatris, Inc.	5,780	57,222
Zoetis, Inc.	2,084	304,931

		7,333,022

Total Health Care		59,508,592

Industrials (11.1%)
Aerospace & Defense (2.4%)
Axon Enterprise, Inc.*	366	262,656
Boeing Co. (The)*	3,513	758,211
Firefly Aerospace, Inc.*	7,752	227,289
GE Aerospace	4,931	1,483,343
General Dynamics Corp.	1,184	403,744
Howmet Aerospace, Inc.	1,874	367,735
Huntington Ingalls Industries, Inc.	168	48,369
Kratos Defense & Security Solutions, Inc.*	7,200	657,864
L3Harris Technologies, Inc.	31,136	9,509,246
Lockheed Martin Corp.	955	476,746
Northrop Grumman Corp.	626	381,434
RTX Corp.	6,224	1,041,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	783	$66,156
TransDigm Group, Inc.	265	349,275

		16,033,530

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	530	70,172
Expeditors International of Washington, Inc.	660	80,909
FedEx Corp.	1,002	236,282
GXO Logistics, Inc.*	58,802	3,110,038
United Parcel Service, Inc., Class B	3,448	288,011

		3,785,412

Building Products (0.6%)
A.O. Smith Corp.	539	39,568
Allegion plc	409	72,536
Builders FirstSource, Inc.*	486	58,928
Carrier Global Corp.	3,667	218,920
Johnson Controls International plc	3,043	334,578
Lennox International, Inc.	141	74,640
Masco Corp.	1,006	70,812
Trane Technologies plc	1,047	441,792
Trex Co., Inc.*	51,588	2,665,552

		3,977,326

Commercial Services & Supplies (2.5%)
Casella Waste Systems, Inc., Class A*	9,360	888,077
Cintas Corp.	1,580	324,311
Clean Harbors, Inc.*	11,800	2,740,196
Copart, Inc.*	130,019	5,846,954
Republic Services, Inc.	946	217,088
Rollins, Inc.	1,350	79,299
Veralto Corp.	1,180	125,800
Waste Connections, Inc.	33,800	5,942,040
Waste Management, Inc.	1,728	381,594

		16,545,359

Construction & Engineering (1.3%)
Comfort Systems USA, Inc.	6,500	5,363,670
EMCOR Group, Inc.	208	135,104
Quanta Services, Inc.	692	286,779
WillScot Holdings Corp.	131,349	2,772,777

		8,558,330

Electrical Equipment (1.2%)
AMETEK, Inc.	1,072	201,536
Eaton Corp. plc	1,810	677,393
Emerson Electric Co.	2,597	340,675
GE Vernova, Inc.	1,266	778,463
Generac Holdings, Inc.*	270	45,198
Hubbell, Inc., Class B	253	108,868
Rockwell Automation, Inc.	527	184,202
Vertiv Holdings Co., Class A	36,141	5,452,231

		7,788,566

Ground Transportation (0.5%)
CSX Corp.	8,796	312,346
JB Hunt Transport Services, Inc.	369	49,509
Norfolk Southern Corp.	1,036	311,225
Old Dominion Freight Line, Inc.	862	121,352
Saia, Inc.*	4,200	1,257,312
Uber Technologies, Inc.*	9,697	950,015
Union Pacific Corp.	2,758	651,908

		3,653,667

Industrial Conglomerates (0.1%)
3M Co.	2,464	382,364
Honeywell International, Inc.	2,952	621,396

		1,003,760

Machinery (0.6%)
Brain Corp.(r)*	52,300	188,672
Caterpillar, Inc.	2,178	1,039,233
Cummins, Inc.	644	272,006
Deere & Co.	1,170	534,994
Dover Corp.	622	103,768
Fortive Corp.	1,642	80,442
IDEX Corp.	342	55,664
Illinois Tool Works, Inc.	1,228	320,213
Ingersoll Rand, Inc.	1,682	138,967
Nordson Corp.	235	53,333
Otis Worldwide Corp.	1,841	168,323
PACCAR, Inc.	2,454	241,277
Parker-Hannifin Corp.	599	454,132
Pentair plc	771	85,396
Snap-on, Inc.	231	80,049
Stanley Black & Decker, Inc.	715	53,146
Westinghouse Air Brake
Technologies Corp.	791	158,572
Xylem, Inc.	1,128	166,380

		4,194,567

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,988	169,569
Southwest Airlines Co.	2,340	74,669
United Airlines Holdings, Inc.*	1,524	147,066

		391,304

Professional Services (0.6%)
Automatic Data Processing, Inc.	1,882	552,367
Broadridge Financial Solutions, Inc.	538	128,136
Dayforce, Inc.*	787	54,216
Equifax, Inc.	572	146,735
Jacobs Solutions, Inc.	581	87,069
Leidos Holdings, Inc.	594	112,242
Paychex, Inc.	1,489	188,746
Paycom Software, Inc.	227	47,248
Verisk Analytics, Inc.	9,963	2,505,794

		3,822,553

Trading Companies & Distributors (0.6%)
Fastenal Co.	5,383	263,982
United Rentals, Inc.	3,896	3,719,355
W.W. Grainger, Inc.	209	199,169

		4,182,506

Total Industrials		73,936,880

Information Technology (33.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,792	698,242
Cisco Systems, Inc.	18,414	1,259,886
F5, Inc.*	266	85,968
Motorola Solutions, Inc.	771	352,571

		2,396,667

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,709	706,489
CDW Corp.	601	95,727
Coherent Corp.*	18,500	1,992,820
Corning, Inc.	3,604	295,636
Jabil, Inc.	496	107,716
Keysight Technologies, Inc.*	794	138,887
TE Connectivity plc	1,359	298,341
Teledyne Technologies, Inc.*	212	124,241
Trimble, Inc.*	1,132	92,428
Zebra Technologies Corp., Class A*	244	72,507

		3,924,792

IT Services (1.6%)
Accenture plc, Class A	2,896	714,154
Akamai Technologies, Inc.*	680	51,517
Cognizant Technology Solutions Corp., Class A	2,296	153,993
EPAM Systems, Inc.*	264	39,809
Gartner, Inc.*	342	89,901
GoDaddy, Inc., Class A*	632	86,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	4,331	$1,222,035
Shopify, Inc., Class A*	57,247	8,507,477
VeriSign, Inc.	386	107,914

		10,973,276

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	7,546	1,220,867
Analog Devices, Inc.	2,299	564,864
Applied Materials, Inc.	3,732	764,090
Broadcom, Inc.	21,871	7,215,462
First Solar, Inc.*	511	112,691
Intel Corp.*	20,270	680,058
KLA Corp.	614	662,260
Lam Research Corp.	35,585	4,764,832
Lattice Semiconductor Corp.*	13,300	975,156
Microchip Technology, Inc.	2,500	160,550
Micron Technology, Inc.	5,204	870,733
Monolithic Power Systems, Inc.	223	205,303
NVIDIA Corp.	249,825	46,612,349
NXP Semiconductors NV	1,192	271,454
ON Semiconductor Corp.*	1,846	91,026
Qorvo, Inc.*	17,600	1,603,008
QUALCOMM, Inc.	5,015	834,295
Skyworks Solutions, Inc.	705	54,271
Teradyne, Inc.	756	104,056
Texas Instruments, Inc.	4,227	776,627

		68,543,952

Software (15.7%)
Adobe, Inc.*	1,972	695,623
AppLovin Corp., Class A*	18,659	13,407,238
Autodesk, Inc.*	11,490	3,650,028
Cadence Design Systems, Inc.*	1,282	450,315
Crowdstrike Holdings, Inc., Class A*	1,153	565,408
CyberArk Software Ltd.*	5,600	2,705,640
Databricks(r)*	15,491	1,742,738
Datadog, Inc., Class A*	6,729	958,210
Docusign, Inc.*	61,035	4,400,013
Fair Isaac Corp.*	113	169,108
Fortinet, Inc.*	70,085	5,892,747
Gen Digital, Inc.	2,640	74,950
HubSpot, Inc.*	6,955	3,253,549
Intuit, Inc.	1,297	885,734
Klaviyo, Inc., Class A*	24,691	683,694
Microsoft Corp.	72,163	37,376,826
Monday.com Ltd.*	3,400	658,546
Netskope, Inc., Class A*	16,534	375,818
Oracle Corp.	7,710	2,168,360
Palantir Technologies, Inc., Class A*	10,575	1,929,091
Palo Alto Networks, Inc.*	3,125	636,312
PTC, Inc.*	543	110,240
Roper Technologies, Inc.	503	250,841
Rubrik, Inc., Class A*	15,600	1,283,100
SailPoint, Inc.(x)*	75,991	1,677,881
Salesforce, Inc.	4,445	1,053,465
SentinelOne, Inc., Class A*	108,938	1,918,398
ServiceNow, Inc.*	12,642	11,634,180
Sprout Social, Inc., Class A*	46,766	604,217
Synopsys, Inc.*	854	421,355
Tyler Technologies, Inc.*	208	108,817
Varonis Systems, Inc.*	48,400	2,781,548
Workday, Inc., Class A*	997	240,008

		104,763,998

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	125,856	32,046,713
Dell Technologies, Inc., Class C	1,429	202,589
Hewlett Packard Enterprise Co.	6,027	148,023
HP, Inc.	4,512	122,862
NetApp, Inc.	910	107,799
Seagate Technology Holdings plc	979	231,103
Super Micro Computer, Inc.(x)*	2,414	115,727
Western Digital Corp.	1,585	190,295

		33,165,111

Total Information Technology		223,767,796

Materials (1.2%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,049	286,083
Albemarle Corp.	528	42,810
CF Industries Holdings, Inc.	750	67,275
Corteva, Inc.	3,122	211,141
Dow, Inc.	3,366	77,182
DuPont de Nemours, Inc.	1,929	150,269
Eastman Chemical Co.	518	32,660
Ecolab, Inc.	1,191	326,167
International Flavors & Fragrances, Inc.	1,245	76,617
Linde plc	2,180	1,035,500
LyondellBasell Industries NV, Class A	1,248	61,202
Mosaic Co. (The)	1,512	52,436
PPG Industries, Inc.	1,059	111,312
Sherwin-Williams Co. (The)	1,079	373,615

		2,904,269

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	281	177,109
Vulcan Materials Co.	12,116	3,727,124

		3,904,233

Containers & Packaging (0.1%)
Amcor plc	10,956	89,620
Avery Dennison Corp.	361	58,543
Ball Corp.	1,338	67,462
International Paper Co.	2,393	111,035
Packaging Corp. of America	434	94,582
Smurfit WestRock plc	2,407	102,466

		523,708

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,766	265,363
Newmont Corp.	5,106	430,487
Nucor Corp.	1,082	146,535
Steel Dynamics, Inc.	670	93,418

		935,803

Total Materials		8,268,013

Real Estate (2.3%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	720	60,005
Healthpeak Properties, Inc. (REIT)	3,332	63,808
Ventas, Inc. (REIT)	2,128	148,939
Welltower, Inc. (REIT)	3,110	554,015

		826,767

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,206	54,566

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,293	491,634

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	654	48,618

Real Estate Management & Development (1.2%)
CBRE Group, Inc., Class A*	50,168	7,904,470
CoStar Group, Inc.*	1,964	165,703

		8,070,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	651	$125,754
Camden Property Trust (REIT)	514	54,885
Equity Residential (REIT)	1,663	107,646
Essex Property Trust, Inc. (REIT)	303	81,101
Invitation Homes, Inc. (REIT)	2,738	80,306
Mid-America Apartment Communities, Inc. (REIT)	551	76,991
UDR, Inc. (REIT)	1,409	52,499

		579,182

Retail REITs (0.1%)
Federal Realty Investment
Trust (REIT)	379	38,397
Kimco Realty Corp. (REIT)	3,179	69,461
Realty Income Corp. (REIT)	4,260	258,965
Regency Centers Corp. (REIT)	710	51,759
Simon Property Group, Inc. (REIT)	1,518	284,883

		703,465

Specialized REITs (0.7%)
American Tower Corp. (REIT)	2,169	417,142
Crown Castle, Inc. (REIT)	2,038	196,647
Digital Realty Trust, Inc. (REIT)	1,482	256,208
Equinix, Inc. (REIT)	461	361,074
Extra Space Storage, Inc. (REIT)	975	137,417
Iron Mountain, Inc. (REIT)	1,351	137,721
Public Storage (REIT)	739	213,460
SBA Communications Corp. (REIT)	12,772	2,469,466
VICI Properties, Inc. (REIT), Class A	4,892	159,528
Weyerhaeuser Co. (REIT)	3,203	79,402

		4,428,065

Total Real Estate		15,202,470

Utilities (1.1%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,222	82,375
American Electric Power Co., Inc.	2,508	282,150
Constellation Energy Corp.	1,449	476,822
Duke Energy Corp.	3,604	445,995
Edison International	1,852	102,379
Entergy Corp.	2,087	194,487
Evergy, Inc.	1,093	83,090
Eversource Energy	1,750	124,495
Exelon Corp.	4,719	212,402
FirstEnergy Corp.	2,497	114,412
NextEra Energy, Inc.	9,575	722,817
NRG Energy, Inc.	877	142,030
PG&E Corp.	10,161	153,228
Pinnacle West Capital Corp.	563	50,479
PPL Corp.	3,375	125,415
Southern Co. (The)	5,080	481,432
Xcel Energy, Inc.	2,687	216,707

		4,010,715

Gas Utilities (0.0%)†
Atmos Energy Corp.	760	129,770

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	3,611	47,521
Vistra Corp.	6,281	1,230,573

		1,278,094

Multi-Utilities (0.3%)
Ameren Corp.	1,237	129,118
CenterPoint Energy, Inc.	2,966	115,081
CMS Energy Corp.	1,447	106,007
Consolidated Edison, Inc.	1,686	169,477
Dominion Energy, Inc.	3,926	240,153
DTE Energy Co.	943	133,369
NiSource, Inc.	2,287	99,027
Public Service Enterprise Group, Inc.	2,334	194,796
Sempra	3,083	277,408
WEC Energy Group, Inc.	1,473	168,791

		1,633,227

Water Utilities (0.0%)†
American Water Works Co., Inc.	895	124,575

Total Utilities		7,176,381

Total Common Stocks (89.8%) (Cost $338,195,538)		599,002,634

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	61,462

Total Preferred Stock (0.0%)† (Cost $300,834)		61,462

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Communication Services (0.5%)
Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	3,153,630

Total Communication Services		3,153,630

Total Long-Term Debt Securities (0.5%) (Cost $2,047,544)		3,153,630

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	640,863	640,863
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	56,294,232	56,316,750

Total Investment Companies		56,957,613

Total Short-Term Investments (8.5%) (Cost $56,958,957)		56,957,613

Total Investments in Securities (98.8%) (Cost $397,502,873)		659,175,339
Other Assets Less Liabilities (1.2%)		8,280,422

Net Assets (100%)		$667,455,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $2,989,079. This was collateralized by $2,465,782 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/9/25 – 5/15/55 and by cash of $640,863 which was subsequently invested in investment companies.

Glossary:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

USD	— United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	670	815,988	—	(124,340)	3,897	85,588	781,133	11,332	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	190	12/2025	USD	64,018,125	754,911

					754,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,114,180	$—	$—	$35,114,180
Consumer Discretionary	59,821,848	—	—	59,821,848
Consumer Staples	40,644,587	—	—	40,644,587
Energy	20,203,761	—	—	20,203,761
Financials	55,358,126	—	—	55,358,126
Health Care	57,226,444	1,835,522	446,626	59,508,592
Industrials	73,748,208	—	188,672	73,936,880
Information Technology	222,025,058	—	1,742,738	223,767,796
Materials	8,268,013	—	—	8,268,013
Real Estate	15,202,470	—	—	15,202,470
Utilities	7,176,381	—	—	7,176,381
Convertible Bonds
Communication Services	—	3,153,630	—	3,153,630
Futures	754,911	—	—	754,911
Preferred Stocks
Information Technology	—	—	61,462	61,462
Short-Term Investments
Investment Companies	56,957,613	—	—	56,957,613

Total Assets	$652,501,600	$4,989,152	$2,439,498	$659,930,250

Total Liabilities	$—	$—	$—	$—

Total	$652,501,600	$4,989,152	$2,439,498	$659,930,250

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,760,426
Aggregate gross unrealized depreciation	(30,645,274)

Net unrealized appreciation	$264,115,152

Federal income tax cost of investments in securities and derivative instruments, if applicable	$395,815,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.6%)
AST SpaceMobile, Inc., Class A*	21,600	$1,060,128
AT&T, Inc.	880,078	24,853,403
Cogent Communications Holdings, Inc.(x)	4,300	164,905
Frontier Communications Parent, Inc.*	37,900	1,415,565
GCI Liberty, Inc., Class A*	200	7,511
GCI Liberty, Inc., Class C*	2,925	109,015
Globalstar, Inc.(x)*	5,033	183,151
Iridium Communications, Inc.	11,300	197,298
Liberty Global Ltd., Class A*	21,600	247,536
Liberty Global Ltd., Class C*	19,900	233,825
Lumen Technologies, Inc.*	135,700	830,484
Uniti Group, Inc.(x)	20,438	125,080
Verizon Communications, Inc.	525,794	23,108,646

		52,536,547

Entertainment (1.8%)
Electronic Arts, Inc.	32,700	6,595,590
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	285,184
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	3,277,537
Liberty Media Corp.-Liberty Live, Class C*	4,634	449,359
Live Nation Entertainment, Inc.*	20,800	3,398,720
Madison Square Garden Sports Corp.*	2,500	567,500
Netflix, Inc.*	52,300	62,703,516
Playtika Holding Corp.	43,142	167,822
ROBLOX Corp., Class A*	68,100	9,433,212
Roku, Inc.*	18,500	1,852,405
Spotify Technology SA*	19,260	13,443,480
Take-Two Interactive Software, Inc.*	22,111	5,712,598
TKO Group Holdings, Inc., Class A	10,800	2,181,168
Walt Disney Co. (The)	225,439	25,812,766
Warner Bros Discovery, Inc.*	314,246	6,137,224

		142,018,081

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A	717,540	174,433,974
Alphabet, Inc., Class C	584,300	142,306,265
Angi, Inc., Class A*	2,756	44,813
Cargurus, Inc., Class A*	6,900	256,887
Grindr, Inc.*	17,500	262,850
IAC, Inc.*	5,250	178,867
Match Group, Inc.	44,698	1,578,733
Meta Platforms, Inc., Class A	269,487	197,905,863
Pinterest, Inc., Class A*	73,500	2,364,495
Reddit, Inc., Class A*	14,600	3,357,854
TripAdvisor, Inc.*	17,100	278,046
Trump Media & Technology Group Corp.(x)*	33,200	545,144
Yelp, Inc., Class A*	8,100	252,720
Ziff Davis, Inc.*	3,800	144,780

		523,911,291

Media (0.4%)
Cable One, Inc.(x)	500	88,525
Charter Communications, Inc., Class A*	11,379	3,130,420
Comcast Corp., Class A	464,648	14,599,240
DoubleVerify Holdings, Inc.*	19,700	236,006
EchoStar Corp., Class A*	16,600	1,267,576
Fox Corp., Class A	26,708	1,684,207
Fox Corp., Class B	18,600	1,065,594
Interpublic Group of Cos., Inc. (The)	61,700	1,722,047
John Wiley & Sons, Inc., Class A	800	32,376
Liberty Broadband Corp., Class A*	1,000	63,330
Liberty Broadband Corp., Class C*	14,628	929,463
New York Times Co. (The), Class A	20,500	1,176,700
News Corp., Class A	45,961	1,411,462
News Corp., Class B	13,800	476,790
Nexstar Media Group, Inc., Class A(x)	6,272	1,240,225
Omnicom Group, Inc.	27,400	2,233,922
Sirius XM Holdings, Inc.	4,600	107,065
TEGNA, Inc.	17,800	361,874
Trade Desk, Inc. (The), Class A*	61,660	3,021,957

		34,848,779

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	7,000	339,780
Telephone and Data Systems, Inc.	9,400	368,856
T-Mobile US, Inc.	57,003	13,645,378

		14,354,014

Total Communication Services		767,668,712

Consumer Discretionary (10.7%)
Automobile Components (0.1%)
Adient plc*	15,253	367,292
Aptiv plc*	30,800	2,655,576
BorgWarner, Inc.	35,360	1,554,426
Dana, Inc.	19,100	382,764
Dorman Products, Inc.*	2,600	405,288
Fox Factory Holding Corp.*	6,900	167,601
Gentex Corp.	38,800	1,098,040
Goodyear Tire & Rubber Co. (The)*	39,400	294,712
LCI Industries	3,100	288,765
Lear Corp.	10,600	1,066,466
Modine Manufacturing Co.*	6,600	938,256
Phinia, Inc.	7,072	406,498
QuantumScape Corp., Class A(x)*	33,400	411,488
Visteon Corp.	900	107,874

		10,145,046

Automobiles (2.2%)
Ford Motor Co.	504,036	6,028,271
General Motors Co.	127,200	7,755,384
Rivian Automotive, Inc., Class A(x)*	95,884	1,407,577
Tesla, Inc.*	347,227	154,418,791
Thor Industries, Inc.	6,300	653,247

		170,263,270

Broadline Retail (3.4%)
Amazon.com, Inc.*	1,184,175	260,009,305
Coupang, Inc., Class A*	161,600	5,203,520
eBay, Inc.	62,770	5,708,931
Etsy, Inc.*	20,900	1,387,551
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	1,296,840

		273,606,147

Distributors (0.1%)
Genuine Parts Co.	17,100	2,370,060
LKQ Corp.	37,900	1,157,466
Pool Corp.	4,400	1,364,308

		4,891,834

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	163,870
Adtalem Global Education, Inc.*	4,700	725,915
Bright Horizons Family Solutions, Inc.*	7,500	814,275
Coursera, Inc.*	13,100	153,401
Duolingo, Inc., Class A*	4,800	1,544,832
Graham Holdings Co., Class B	400	470,924
Grand Canyon Education, Inc.*	2,800	614,656
H&R Block, Inc.	25,450	1,287,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A(x)	7,100	$172,388
Mister Car Wash, Inc.*	8,900	47,437
Service Corp. International	23,900	1,988,958
Strategic Education, Inc.	2,600	223,626
Stride, Inc.*	5,500	819,170

		9,026,458

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	55,000	6,678,100
Aramark	35,100	1,347,840
Booking Holdings, Inc.	4,080	22,029,022
Boyd Gaming Corp.	9,100	786,695
Brinker International, Inc.*	5,800	734,744
Caesars Entertainment, Inc.*	33,000	891,825
Carnival Corp.*	141,160	4,080,936
Cava Group, Inc.*	10,400	628,264
Chipotle Mexican Grill, Inc.*	168,300	6,595,677
Churchill Downs, Inc.	13,200	1,280,532
Darden Restaurants, Inc.	15,350	2,922,026
Domino’s Pizza, Inc.	5,100	2,201,721
DoorDash, Inc., Class A*	44,998	12,239,006
DraftKings, Inc., Class A*	61,700	2,307,580
Dutch Bros, Inc., Class A*	14,500	758,930
Expedia Group, Inc.	16,287	3,481,346
Flutter Entertainment plc, Class DI*	22,000	5,588,000
Hilton Worldwide Holdings, Inc.	29,087	7,546,331
Hyatt Hotels Corp., Class A	7,100	1,007,703
Las Vegas Sands Corp.	40,200	2,162,358
Light & Wonder, Inc.*	15,800	1,326,252
Marriott International, Inc., Class A	30,205	7,866,590
McDonald’s Corp.	89,721	27,265,315
MGM Resorts International*	33,500	1,161,110
Norwegian Cruise Line Holdings Ltd.*	55,300	1,362,039
Papa John’s International, Inc.	5,200	250,380
Planet Fitness, Inc., Class A*	12,600	1,307,880
Red Rock Resorts, Inc., Class A	6,100	372,466
Restaurant Brands International, Inc.	40,600	2,604,084
Royal Caribbean Cruises Ltd.	30,850	9,982,443
Shake Shack, Inc., Class A*	4,800	449,328
Starbucks Corp.	145,600	12,317,760
Texas Roadhouse, Inc., Class A	8,400	1,395,660
Travel + Leisure Co.	5,470	325,410
Vail Resorts, Inc.	6,500	972,205
Viking Holdings Ltd.*	25,500	1,585,080
Wingstop, Inc.	4,000	1,006,720
Wyndham Hotels & Resorts, Inc.	14,570	1,164,143
Wynn Resorts Ltd.	10,300	1,321,181
Yum! Brands, Inc.	37,440	5,690,880

		164,995,562

Household Durables (0.4%)
Champion Homes, Inc.*	7,600	580,412
DR Horton, Inc.	33,900	5,745,033
Garmin Ltd.	21,900	5,392,218
Helen of Troy Ltd.*	1,700	42,840
Installed Building Products, Inc.(x)	2,700	665,982
Leggett & Platt, Inc.	10,100	89,688
Lennar Corp., Class A	31,389	3,956,270
Lennar Corp., Class B(x)	1,300	155,987
LGI Homes, Inc.*	200	10,342
M/I Homes, Inc.*	900	129,996
Meritage Homes Corp.	8,700	630,141
Mohawk Industries, Inc.*	7,200	928,224
Newell Brands, Inc.	26,190	137,236
NVR, Inc.*	400	3,213,864
PulteGroup, Inc.	24,900	3,290,037
SharkNinja, Inc.*	9,100	938,665
Somnigroup International, Inc.	25,500	2,150,415
Sonos, Inc.*	13,700	216,460
Taylor Morrison Home Corp., Class A*	14,900	983,549
Toll Brothers, Inc.	15,300	2,113,542
TopBuild Corp.*	4,711	1,841,341
Tri Pointe Homes, Inc.*	5,000	169,850
Whirlpool Corp.(x)	6,700	526,620

		33,908,712

Leisure Products (0.1%)
Acushnet Holdings Corp.	6,600	518,034
Hasbro, Inc.	22,600	1,714,210
Mattel, Inc.*	54,800	922,284
Peloton Interactive, Inc., Class A*	44,903	404,127
Polaris, Inc.(x)	2,600	151,138
Topgolf Callaway Brands Corp.*	16,300	154,850
YETI Holdings, Inc.*	12,900	428,022

		4,292,665

Specialty Retail (1.9%)
Advance Auto Parts, Inc.(x)	8,500	521,900
American Eagle Outfitters, Inc.(x)	25,800	441,438
Asbury Automotive Group, Inc.*	1,600	391,120
AutoNation, Inc.*	2,700	590,679
AutoZone, Inc.*	2,090	8,966,602
Bath & Body Works, Inc.	41,190	1,061,054
Best Buy Co., Inc.	31,110	2,352,538
Boot Barn Holdings, Inc.*	3,700	613,164
Burlington Stores, Inc.*	7,800	1,985,100
CarMax, Inc.*	18,150	814,391
Carvana Co.*	16,100	6,073,564
Chewy, Inc., Class A*	26,200	1,059,790
Dick’s Sporting Goods, Inc.	9,713	2,158,423
Five Below, Inc.*	8,200	1,268,540
Floor & Decor Holdings, Inc., Class A(x)*	16,700	1,230,790
GameStop Corp., Class A*	51,500	1,404,920
Gap, Inc. (The)	25,700	549,723
Group 1 Automotive, Inc.	1,900	831,269
Home Depot, Inc. (The)	122,940	49,814,059
Lithia Motors, Inc., Class A	4,300	1,358,800
Lowe’s Cos., Inc.	69,963	17,582,402
Monro, Inc.	1,800	32,346
Murphy USA, Inc.	2,555	992,004
O’Reilly Automotive, Inc.*	105,250	11,347,002
Penske Automotive Group, Inc.(x)	2,000	347,820
RH(x)*	2,000	406,320
Ross Stores, Inc.	43,420	6,616,774
TJX Cos., Inc. (The)	138,100	19,960,974
Tractor Supply Co.	72,000	4,094,640
Ulta Beauty, Inc.*	5,700	3,116,475
Upbound Group, Inc.	9,600	226,848
Urban Outfitters, Inc.(x)*	8,000	571,440
Valvoline, Inc.*	11,388	408,943
Victoria’s Secret & Co.*	13,730	372,632
Wayfair, Inc., Class A(x)*	11,800	1,054,094
Williams-Sonoma, Inc.	15,600	3,049,020

		153,667,598

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	18,700	649,825
Capri Holdings Ltd.*	15,600	310,752
Carter’s, Inc.(x)	4,180	117,960
Columbia Sportswear Co.	700	36,610
Deckers Outdoor Corp.*	20,000	2,027,400
Kontoor Brands, Inc.	7,400	590,298
Lululemon Athletica, Inc.*	13,200	2,348,676
NIKE, Inc., Class B	145,120	10,119,218
On Holding AG, Class A*	27,600	1,168,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PVH Corp.	6,981	$584,798
Ralph Lauren Corp.	6,470	2,028,733
Tapestry, Inc.	29,927	3,388,335
Under Armour, Inc., Class A*	44,900	224,051
VF Corp.	43,300	624,819

		24,220,335

Total Consumer Discretionary		849,017,627

Consumer Staples (4.7%)
Beverages (0.9%)
Celsius Holdings, Inc.*	22,800	1,310,772
Coca-Cola Co. (The)	487,840	32,353,549
Coca-Cola Consolidated, Inc.	7,000	820,120
Constellation Brands, Inc., Class A	16,400	2,208,588
Keurig Dr Pepper, Inc.	154,510	3,941,550
Molson Coors Beverage Co., Class B	20,650	934,412
Monster Beverage Corp.*	86,300	5,808,853
PepsiCo, Inc.	170,090	23,887,440
Primo Brands Corp.	30,800	680,680

		71,945,964

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	61,400	1,075,114
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,930,275
Casey’s General Stores, Inc.	5,200	2,939,664
Costco Wholesale Corp.	54,750	50,678,242
Dollar General Corp.	27,100	2,800,785
Dollar Tree, Inc.*	27,923	2,635,094
Kroger Co. (The)	76,120	5,131,249
Maplebear, Inc.*	23,600	867,536
Performance Food Group Co.*	23,132	2,406,653
Sprouts Farmers Market, Inc.*	12,500	1,360,000
Sysco Corp.	63,450	5,224,473
Target Corp.	60,160	5,396,352
US Foods Holding Corp.*	30,600	2,344,572
Walmart, Inc.	541,660	55,823,480

		140,613,489

Food Products (0.5%)
Archer-Daniels-Midland Co.	57,760	3,450,582
Bunge Global SA	22,080	1,794,000
Cal-Maine Foods, Inc.	5,700	536,370
Campbell’s Co. (The)(x)	31,300	988,454
Conagra Brands, Inc.	77,592	1,420,710
Darling Ingredients, Inc.*	28,800	889,056
General Mills, Inc.	76,300	3,847,046
Hershey Co. (The)	18,650	3,488,482
Hormel Foods Corp.	44,500	1,100,930
Ingredion, Inc.	8,200	1,001,302
J M Smucker Co. (The)	12,403	1,346,966
Kellanova	32,300	2,649,246
Kraft Heinz Co. (The)	118,536	3,086,677
Lamb Weston Holdings, Inc.	22,050	1,280,664
McCormick & Co., Inc. (Non-Voting)	31,800	2,127,738
Mondelez International, Inc., Class A	162,510	10,152,000
Post Holdings, Inc.*	9,400	1,010,312
Tyson Foods, Inc., Class A	39,200	2,128,560

		42,299,095

Household Products (0.8%)
Church & Dwight Co., Inc.	33,700	2,953,131
Clorox Co. (The)	16,250	2,003,625
Colgate-Palmolive Co.	102,520	8,195,449
Kimberly-Clark Corp.	44,400	5,520,696
Procter & Gamble Co. (The)	289,945	44,550,049

		63,222,950

Personal Care Products (0.1%)
BellRing Brands, Inc.*	19,717	716,713
e.l.f. Beauty, Inc.*	6,900	914,112
Estee Lauder Cos., Inc. (The), Class A	28,100	2,476,172
Kenvue, Inc.	250,956	4,073,016

		8,180,013

Tobacco (0.6%)
Altria Group, Inc.	207,190	13,686,972
Philip Morris International, Inc.	193,230	31,341,906

		45,028,878

Total Consumer Staples		371,290,389

Energy (3.0%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	331,506
Baker Hughes Co.	130,084	6,337,693
Cactus, Inc., Class A	4,300	169,721
Halliburton Co.	125,730	3,092,958
Helmerich & Payne, Inc.	3,900	86,151
Innovex International, Inc.*	1,000	18,540
Kodiak Gas Services, Inc.(x)	12,000	443,640
Liberty Energy, Inc., Class A	21,863	269,789
Noble Corp. plc	13,200	373,296
NOV, Inc.	51,480	682,110
Oceaneering International, Inc.*	14,000	346,920
Patterson-UTI Energy, Inc.	51,000	264,180
Schlumberger NV	194,171	6,673,657
TechnipFMC plc	64,700	2,552,415
Valaris Ltd.*	9,900	482,823
Weatherford International plc	7,900	540,597

		22,665,996

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	54,300	1,055,592
Antero Resources Corp.*	37,300	1,251,788
APA Corp.	56,117	1,362,521
California Resources Corp.	8,300	441,394
Centrus Energy Corp., Class A(x)*	3,300	1,023,231
Cheniere Energy, Inc.	28,700	6,743,926
Chevron Corp.	237,068	36,814,290
Chord Energy Corp.	7,345	729,872
Civitas Resources, Inc.(x)	12,000	390,000
Clean Energy Fuels Corp.*	52,500	135,450
CNX Resources Corp.*	19,600	629,552
Comstock Resources, Inc.(x)*	20,800	412,464
ConocoPhillips	158,786	15,019,568
Core Natural Resources, Inc.	4,700	392,356
Coterra Energy, Inc.	110,235	2,607,058
CVR Energy, Inc.*	11,200	408,576
Devon Energy Corp.	89,694	3,144,671
Diamondback Energy, Inc.	24,141	3,454,577
DT Midstream, Inc.	17,200	1,944,632
EOG Resources, Inc.	68,800	7,713,856
EQT Corp.	71,997	3,918,797
Excelerate Energy, Inc., Class A	4,700	118,393
Expand Energy Corp.	27,545	2,926,381
Exxon Mobil Corp.#	534,912	60,311,328
Gulfport Energy Corp.*	1,900	343,862
HF Sinclair Corp.	23,686	1,239,725
HighPeak Energy, Inc.(x)	400	2,828
Kinder Morgan, Inc.	254,071	7,192,750
Kinetik Holdings, Inc., Class A(x)	7,100	303,454
Kosmos Energy Ltd.*	28,800	47,808
Marathon Petroleum Corp.	39,133	7,542,494
Matador Resources Co.	18,200	817,726
Northern Oil & Gas, Inc.(x)	23,700	587,760
Occidental Petroleum Corp.	87,535	4,136,029
ONEOK, Inc.	77,013	5,619,638
Ovintiv, Inc.	31,500	1,271,970
PBF Energy, Inc., Class A	14,700	443,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Permian Resources Corp.	86,200	$1,103,360
Phillips 66	53,488	7,275,438
Range Resources Corp.	38,900	1,464,196
Scorpio Tankers, Inc.	6,900	386,745
SM Energy Co.	23,900	596,783
Targa Resources Corp.	27,800	4,657,612
Texas Pacific Land Corp.	2,500	2,334,100
Uranium Energy Corp.*	87,200	1,163,248
Valero Energy Corp.	39,130	6,662,274
Viper Energy, Inc., Class A	16,500	630,630
Williams Cos., Inc. (The)	152,779	9,678,550
World Kinect Corp.	10,700	277,665

		218,730,417

Total Energy		241,396,413

Financials (14.0%)
Banks (3.9%)
Ameris Bancorp	6,900	505,839
Associated Banc-Corp.	8,200	210,822
Atlantic Union Bankshares Corp.	12,100	427,009
Axos Financial, Inc.*	3,800	321,670
Banc of California, Inc.	26,300	435,265
BancFirst Corp.	3,600	455,220
Bancorp, Inc. (The)*	7,100	531,719
Bank of America Corp.	855,946	44,158,254
Bank of Hawaii Corp.	7,100	466,044
Bank of NT Butterfield & Son Ltd. (The)	900	38,628
Bank OZK	17,300	881,954
BankUnited, Inc.	13,600	518,976
Banner Corp.	1,100	72,050
Beacon Financial Corp.	2,610	61,883
BOK Financial Corp.	4,050	451,332
Cadence Bank	29,750	1,116,815
Cathay General Bancorp	8,930	428,729
Citigroup, Inc.	232,384	23,586,976
Citizens Financial Group, Inc.	62,178	3,305,382
City Holding Co.	1,430	177,134
Columbia Banking System, Inc.	42,310	1,089,059
Columbia Financial, Inc.*	6,000	90,060
Comerica, Inc.	23,900	1,637,628
Commerce Bancshares, Inc.	19,396	1,159,105
Community Financial System, Inc.	7,000	410,480
Cullen/Frost Bankers, Inc.	7,800	988,806
CVB Financial Corp.	20,700	391,437
Dime Community Bancshares, Inc.	297	8,860
East West Bancorp, Inc.	18,200	1,937,390
Eastern Bankshares, Inc.	32,000	580,800
Enterprise Financial Services Corp.	100	5,798
FB Financial Corp.	2,500	139,350
Fifth Third Bancorp	94,245	4,198,615
First Bancorp	24,700	544,635
First Busey Corp.	1,833	42,434
First Citizens BancShares, Inc., Class A	1,272	2,275,812
First Commonwealth Financial Corp.	3,500	59,675
First Financial Bancorp	12,300	310,575
First Financial Bankshares, Inc.	12,300	413,895
First Financial Corp.	5,300	299,132
First Hawaiian, Inc.	9,300	230,919
First Horizon Corp.	63,050	1,425,560
First Interstate BancSystem, Inc., Class A	16,896	538,476
First Merchants Corp.	7,800	294,060
FNB Corp.	46,456	748,406
Fulton Financial Corp.	12,600	234,738
Glacier Bancorp, Inc.(x)	20,100	978,267
Hancock Whitney Corp.	8,124	508,644
Hilltop Holdings, Inc.	8,700	290,754
Home BancShares, Inc.	27,800	786,740
Hope Bancorp, Inc.	3,383	36,435
Huntington Bancshares, Inc.	196,424	3,392,242
Independent Bank Corp.	5,000	345,850
International Bancshares Corp.	6,800	467,500
JPMorgan Chase & Co.	342,825	108,137,290
Kearny Financial Corp.	9,432	61,968
KeyCorp	115,802	2,164,339
Live Oak Bancshares, Inc.	3,400	119,748
M&T Bank Corp.	20,412	4,033,819
Mechanics Bancorp*	900	11,979
NBT Bancorp, Inc.	2,600	108,576
NU Holdings Ltd., Class A*	394,100	6,309,541
OceanFirst Financial Corp.	3,200	56,224
Old National Bancorp	46,300	1,016,285
Park National Corp.	1,500	243,795
Pinnacle Financial Partners, Inc.	10,056	943,152
PNC Financial Services Group, Inc. (The)	49,618	9,969,745
Popular, Inc.	8,750	1,111,338
Prosperity Bancshares, Inc.	13,412	889,886
Provident Financial Services, Inc.	5,800	111,824
Regions Financial Corp.	121,200	3,196,044
Renasant Corp.	300	11,067
S&T Bancorp, Inc.	4,200	157,878
ServisFirst Bancshares, Inc.	6,300	507,339
Simmons First National Corp., Class A	14,600	279,882
SOUTHSTATE BANK Corp.	14,557	1,439,251
Synovus Financial Corp.	23,113	1,134,386
TFS Financial Corp.(x)	26,400	347,820
Tompkins Financial Corp.	2,639	174,728
Towne Bank	8,879	306,947
Truist Financial Corp.	164,360	7,514,539
Trustmark Corp.	850	33,660
UMB Financial Corp.	6,715	794,720
United Bankshares, Inc.	20,400	759,084
United Community Banks, Inc.	14,900	467,115
US Bancorp	197,590	9,549,525
Valley National Bancorp	46,100	488,660
WaFd, Inc.	9,500	287,755
Webster Financial Corp.	22,688	1,348,575
Wells Fargo & Co.	408,873	34,271,735
WesBanco, Inc.	4,600	146,878
Western Alliance Bancorp	14,200	1,231,424
Wintrust Financial Corp.	11,500	1,523,060
WSFS Financial Corp.	8,990	484,831
Zions Bancorp NA	28,300	1,601,214

		308,361,464

Capital Markets (3.5%)
Acadian Asset Management, Inc.	600	28,896
Affiliated Managers Group, Inc.	4,640	1,106,315
Ameriprise Financial, Inc.	12,360	6,071,850
Ares Management Corp., Class A	24,481	3,914,267
Artisan Partners Asset Management, Inc., Class A(x)	10,105	438,557
Bank of New York Mellon Corp. (The)	91,050	9,920,808
BGC Group, Inc., Class A	24,600	232,716
BlackRock, Inc.	19,163	22,341,567
Blackstone, Inc.	90,300	15,427,755
Blue Owl Capital, Inc., Class A	62,400	1,056,432
Brookfield Asset Management Ltd., Class A(x)	48,000	2,733,120
Carlyle Group, Inc. (The)	32,000	2,006,400
Cboe Global Markets, Inc.	14,300	3,507,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	214,575	$20,485,475
CME Group, Inc.	44,665	12,068,036
Cohen & Steers, Inc.	5,200	341,172
Coinbase Global, Inc., Class A*	27,100	9,145,979
DigitalBridge Group, Inc.	18,075	211,477
Evercore, Inc., Class A	4,800	1,619,136
FactSet Research Systems, Inc.	4,900	1,403,801
Franklin Resources, Inc.	54,890	1,269,606
Freedom Holding Corp.(x)*	1,500	258,195
Goldman Sachs Group, Inc. (The)	37,900	30,181,665
Hamilton Lane, Inc., Class A	5,100	687,429
Houlihan Lokey, Inc., Class A	6,600	1,355,112
Interactive Brokers Group, Inc., Class A	56,160	3,864,370
Intercontinental Exchange, Inc.	71,616	12,065,864
Invesco Ltd.	66,200	1,518,628
Janus Henderson Group plc	16,100	716,611
Jefferies Financial Group, Inc.	24,488	1,602,005
KKR & Co., Inc.	85,391	11,096,560
Lazard, Inc.	12,500	659,750
LPL Financial Holdings, Inc.	10,600	3,526,514
Marex Group plc	9,900	332,838
MarketAxess Holdings, Inc.	5,660	986,255
Moelis & Co., Class A	8,800	627,616
Moody’s Corp.	19,550	9,315,184
Morgan Stanley	143,087	22,745,110
Morningstar, Inc.	3,200	742,432
MSCI, Inc.	10,134	5,750,133
Nasdaq, Inc.	52,300	4,625,935
Northern Trust Corp.	26,650	3,587,090
Piper Sandler Cos.	1,800	624,582
Raymond James Financial, Inc.	25,100	4,332,260
Robinhood Markets, Inc., Class A*	92,800	13,287,104
S&P Global, Inc.	38,534	18,754,883
SEI Investments Co.	16,150	1,370,328
State Street Corp.	36,150	4,193,761
StepStone Group, Inc., Class A	4,400	287,364
Stifel Financial Corp.	15,508	1,759,693
StoneX Group, Inc.(x)*	2,550	257,346
T. Rowe Price Group, Inc.	31,280	3,210,579
TPG, Inc., Class A	16,200	930,690
Tradeweb Markets, Inc., Class A	15,000	1,664,700
Victory Capital Holdings, Inc., Class A	5,500	356,180
Virtu Financial, Inc., Class A	6,900	244,950
XP, Inc., Class A	49,000	920,710

		283,770,866

Consumer Finance (0.7%)
Ally Financial, Inc.	37,869	1,484,465
American Express Co.	68,856	22,871,209
Bread Financial Holdings, Inc.	8,100	451,737
Capital One Financial Corp.	78,878	16,767,885
Credit Acceptance Corp.*	500	233,465
Enova International, Inc.*	2,300	264,707
FirstCash Holdings, Inc.	4,572	724,296
Navient Corp.	25,584	336,430
Nelnet, Inc., Class A	4,000	501,520
OneMain Holdings, Inc.	17,900	1,010,634
SLM Corp.	32,084	888,085
SoFi Technologies, Inc.*	139,800	3,693,516
Synchrony Financial	46,952	3,335,940
Upstart Holdings, Inc.(x)*	10,100	513,080

		53,076,969

Financial Services (3.8%)
Affirm Holdings, Inc., Class A*	34,000	2,484,720
Apollo Global Management, Inc.	51,686	6,888,193
Berkshire Hathaway, Inc., Class B*	227,636	114,441,723
Block, Inc., Class A*	73,324	5,299,125
Burford Capital Ltd.(x)	17,600	210,496
Corebridge Financial, Inc.	37,700	1,208,285
Corpay, Inc.*	8,800	2,534,928
Enact Holdings, Inc.	10,900	417,906
Essent Group Ltd.	17,600	1,118,656
Euronet Worldwide, Inc.(x)*	4,700	412,707
Evertec, Inc.	2,500	84,450
Fidelity National Information Services, Inc.	66,069	4,356,590
Fiserv, Inc.*	69,202	8,922,214
Flywire Corp.*	14,600	197,684
Global Payments, Inc.	32,476	2,698,106
Jack Henry & Associates, Inc.	11,430	1,702,270
Jackson Financial, Inc., Class A	11,800	1,194,514
Marqeta, Inc., Class A*	66,800	352,704
Mastercard, Inc., Class A	100,400	57,108,524
MGIC Investment Corp.	42,500	1,205,725
Mr Cooper Group, Inc.	10,400	2,192,216
NCR Atleos Corp.*	3,300	129,723
NMI Holdings, Inc., Class A*	4,700	180,198
Payoneer Global, Inc.*	56,500	341,825
PayPal Holdings, Inc.*	127,053	8,520,174
PennyMac Financial Services, Inc.	3,833	474,832
Radian Group, Inc.	15,800	572,276
Remitly Global, Inc.*	22,900	373,270
Sezzle, Inc.*	3,800	302,214
Shift4 Payments, Inc., Class A(x)*	7,800	603,720
Toast, Inc., Class A*	52,200	1,905,822
Visa, Inc., Class A	210,212	71,762,173
Voya Financial, Inc.	14,900	1,114,520
Walker & Dunlop, Inc.	3,700	309,394
WEX, Inc.*	7,600	1,197,228

		302,819,105

Insurance (2.0%)
Aflac, Inc.	61,100	6,824,870
Allstate Corp. (The)	33,740	7,242,291
American Financial Group, Inc.	12,030	1,753,012
American International Group, Inc.	72,436	5,689,123
Aon plc, Class A	26,319	9,384,829
Arch Capital Group Ltd.	48,300	4,382,259
Arthur J Gallagher & Co.	32,300	10,004,602
Assurant, Inc.	6,200	1,342,920
Assured Guaranty Ltd.	4,800	406,320
Axis Capital Holdings Ltd.	10,270	983,866
Baldwin Insurance Group, Inc. (The), Class A(x)*	11,200	315,952
Brighthouse Financial, Inc.*	1,932	102,551
Brown & Brown, Inc.	32,900	3,085,691
Chubb Ltd.	46,651	13,167,245
Cincinnati Financial Corp.	20,320	3,212,592
CNA Financial Corp.	6,900	320,574
CNO Financial Group, Inc.	7,400	292,670
Employers Holdings, Inc.	600	25,488
Everest Group Ltd.	6,100	2,136,403
F&G Annuities & Life, Inc.	9,536	298,191
Fidelity National Financial, Inc.	33,580	2,031,254
First American Financial Corp.	17,600	1,130,624
Genworth Financial, Inc., Class A*	19,600	174,440
Globe Life, Inc.	10,605	1,516,197
Goosehead Insurance, Inc., Class A	600	44,652
Hanover Insurance Group, Inc. (The)	6,190	1,124,290
Hartford Insurance Group, Inc. (The)	36,910	4,923,425
Kemper Corp.	1,782	91,862
Kinsale Capital Group, Inc.	3,800	1,615,988
Lincoln National Corp.	30,350	1,224,015
Loews Corp.	25,392	2,549,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Group, Inc.*	1,760	$3,363,994
Marsh & McLennan Cos., Inc.	62,450	12,585,548
MBIA, Inc.*	3,100	23,095
Mercury General Corp.	5,000	423,900
MetLife, Inc.	70,560	5,812,027
Old Republic International Corp.	30,794	1,307,821
Oscar Health, Inc., Class A(x)*	32,200	609,546
Palomar Holdings, Inc.*	1,700	198,475
Primerica, Inc.	5,900	1,637,781
Principal Financial Group, Inc.	30,800	2,553,628
ProAssurance Corp.*	600	14,394
Progressive Corp. (The)	74,100	18,298,995
Prudential Financial, Inc.	48,931	5,076,102
Reinsurance Group of America, Inc.	9,310	1,788,730
RenaissanceRe Holdings Ltd.	6,560	1,665,781
RLI Corp.	10,560	688,723
Ryan Specialty Holdings, Inc., Class A	12,600	710,136
Selective Insurance Group, Inc.	1,800	145,926
Travelers Cos., Inc. (The)	28,170	7,865,627
Trupanion, Inc.*	1,000	43,280
Unum Group	23,800	1,851,164
W.R. Berkley Corp.	39,300	3,011,166
White Mountains Insurance Group Ltd.	300	501,456
Willis Towers Watson plc	13,100	4,525,395

		162,099,989

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	1,017,181
Annaly Capital Management, Inc. (REIT)	69,288	1,400,310
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	29,377
Arbor Realty Trust, Inc. (REIT)(x)	34,900	426,129
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	6,800	125,188
Claros Mortgage Trust, Inc. (REIT)*	2,700	8,964
Rithm Capital Corp. (REIT)	66,550	758,005
Starwood Property Trust, Inc. (REIT)	57,200	1,107,964

		4,873,118

Total Financials		1,115,001,511

Health Care (9.2%)
Biotechnology (1.9%)
AbbVie, Inc.	220,530	51,061,516
ACADIA Pharmaceuticals, Inc.*	17,100	364,914
ADMA Biologics, Inc.*	29,900	438,334
Agios Pharmaceuticals, Inc.*	2,300	92,322
Akero Therapeutics, Inc.*	6,600	313,368
Alector, Inc.*	1,800	5,328
Alkermes plc*	20,700	621,000
Allogene Therapeutics, Inc.*	24,600	30,504
Alnylam Pharmaceuticals, Inc.*	15,400	7,022,400
Amgen, Inc.	66,968	18,898,370
Amicus Therapeutics, Inc.*	51,600	406,608
AnaptysBio, Inc.*	6,600	202,092
Anavex Life Sciences Corp.(x)*	23,900	212,710
Apellis Pharmaceuticals, Inc.*	14,000	316,820
Arcellx, Inc.*	4,900	402,290
Arcturus Therapeutics Holdings, Inc.*	400	7,372
Arcus Biosciences, Inc.*	6,200	84,320
Arrowhead Pharmaceuticals, Inc.*	22,200	765,678
Avidity Biosciences, Inc.*	14,500	631,765
Beam Therapeutics, Inc.(x)*	7,300	177,171
BioCryst Pharmaceuticals, Inc.*	35,300	267,927
Biogen, Inc.*	20,560	2,880,045
Biohaven Ltd.*	9,700	145,597
BioMarin Pharmaceutical, Inc.*	28,200	1,527,312
Bridgebio Pharma, Inc.*	13,444	698,281
Cytokinetics, Inc.*	12,600	692,496
Denali Therapeutics, Inc.*	14,300	207,636
Dyne Therapeutics, Inc.*	10,800	136,620
Editas Medicine, Inc.*	11,500	39,905
Exact Sciences Corp.*	26,700	1,460,757
Exelixis, Inc.*	38,900	1,606,570
Fate Therapeutics, Inc.*	12,600	15,876
Gilead Sciences, Inc.	155,091	17,215,101
GRAIL, Inc.(x)*	4,016	237,466
Halozyme Therapeutics, Inc.*	17,900	1,312,786
Ideaya Biosciences, Inc.*	13,500	367,335
ImmunityBio, Inc.(x)*	71,300	175,398
Immunovant, Inc.*	15,700	253,084
Incyte Corp.*	19,700	1,670,757
Insmed, Inc.*	21,200	3,053,012
Ionis Pharmaceuticals, Inc.*	24,800	1,622,416
Ironwood Pharmaceuticals, Inc., Class A*	4,000	5,240
Kodiak Sciences, Inc.*	3,500	57,295
Krystal Biotech, Inc.*	3,200	564,896
Kura Oncology, Inc.*	12,500	110,625
Madrigal Pharmaceuticals, Inc.*	2,400	1,100,784
Moderna, Inc.*	44,417	1,147,291
Myriad Genetics, Inc.*	11,500	83,145
Natera, Inc.*	16,300	2,623,811
Neurocrine Biosciences, Inc.*	14,500	2,035,510
Nkarta, Inc.*	800	1,656
Novavax, Inc.(x)*	12,200	105,774
Nuvalent, Inc., Class A*	4,800	415,104
Organogenesis Holdings, Inc., Class A*	25,100	105,922
PDL BioPharma, Inc.(r)*	46,000	—
Prothena Corp. plc*	3,300	32,208
PTC Therapeutics, Inc.*	8,000	490,960
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	4,880
Regeneron Pharmaceuticals, Inc.	13,000	7,309,510
REGENXBIO, Inc.*	7,400	71,410
Relay Therapeutics, Inc.*	22,001	114,845
Replimune Group, Inc.*	1,100	4,609
Revolution Medicines, Inc.*	20,724	967,811
Rhythm Pharmaceuticals, Inc.*	7,100	717,029
Rocket Pharmaceuticals, Inc.*	8,900	29,014
Roivant Sciences Ltd.*	31,600	478,108
Sana Biotechnology, Inc.(x)*	14,595	51,812
Sarepta Therapeutics, Inc.*	12,700	244,729
Stoke Therapeutics, Inc.*	500	11,750
TG Therapeutics, Inc.(x)*	18,300	661,088
Twist Bioscience Corp.*	6,900	194,166
Ultragenyx Pharmaceutical, Inc.*	10,000	300,800
United Therapeutics Corp.*	7,100	2,976,391
Vaxcyte, Inc.*	14,700	529,494
Veracyte, Inc.*	7,700	264,341
Vericel Corp.*	3,600	113,292
Vertex Pharmaceuticals, Inc.*	33,000	12,924,120
Vir Biotechnology, Inc.(x)*	10,700	61,097
Xencor, Inc.*	8,900	104,397

		154,656,173

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	215,612	28,879,071
Align Technology, Inc.*	11,300	1,414,986
AtriCure, Inc.*	1,800	63,450
Avanos Medical, Inc.*	7,975	92,191
Baxter International, Inc.	80,080	1,823,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson & Co.	35,613	$6,665,685
Boston Scientific Corp.*	186,200	18,178,706
CONMED Corp.	4,500	211,635
Cooper Cos., Inc. (The)*	27,600	1,892,256
Dexcom, Inc.*	55,200	3,714,408
Edwards Lifesciences Corp.*	74,700	5,809,419
Embecta Corp.	2,602	36,714
Enovis Corp.(x)*	4,333	131,463
Envista Holdings Corp.*	21,763	443,312
GE HealthCare Technologies, Inc.	60,015	4,507,127
Glaukos Corp.*	6,800	554,540
Globus Medical, Inc., Class A*	19,837	1,136,065
Haemonetics Corp.*	600	29,244
Hologic, Inc.*	30,600	2,065,194
ICU Medical, Inc.*	1,700	203,932
IDEXX Laboratories, Inc.*	10,000	6,388,900
Inogen, Inc.*	3,600	29,412
Insulet Corp.*	9,100	2,809,443
Integer Holdings Corp.*	3,500	361,655
Integra LifeSciences Holdings Corp.*	6,500	93,145
Intuitive Surgical, Inc.*	44,100	19,722,843
iRhythm Technologies, Inc.*	4,000	687,960
Lantheus Holdings, Inc.*	8,700	446,223
LivaNova plc*	5,100	267,138
Masimo Corp.(x)*	5,700	841,035
Medtronic plc	158,285	15,075,063
Merit Medical Systems, Inc.*	7,800	649,194
Neogen Corp.*	32,700	186,717
Novocure Ltd.*	17,900	231,268
Omnicell, Inc.*	7,900	240,555
Penumbra, Inc.*	6,300	1,595,916
PROCEPT BioRobotics Corp.*	5,700	203,433
QuidelOrtho Corp.*	7,797	229,622
ResMed, Inc.	19,100	5,228,243
Solventum Corp.*	19,607	1,431,311
STAAR Surgical Co.*	3,500	94,045
STERIS plc	12,709	3,144,715
Stryker Corp.	43,170	15,958,654
Teleflex, Inc.	7,700	942,172
TransMedics Group, Inc.(x)*	4,400	493,680
Varex Imaging Corp.*	2,624	32,538
Zimmer Biomet Holdings, Inc.	26,000	2,561,000
Zimvie, Inc.(x)*	1,480	28,031

		157,826,731

Health Care Providers & Services (1.7%)
AdaptHealth Corp., Class A*	16,900	151,255
Addus HomeCare Corp.*	200	23,598
AMN Healthcare Services, Inc.*	200	3,872
Astrana Health, Inc.(x)*	7,300	206,955
Aveanna Healthcare Holdings, Inc.*	7,400	65,638
BrightSpring Health Services, Inc.*	26,000	768,560
Brookdale Senior Living, Inc.*	36,435	308,604
Cardinal Health, Inc.	32,900	5,163,984
Castle Biosciences, Inc.*	200	4,554
Cencora, Inc.	23,400	7,313,202
Centene Corp.*	64,400	2,297,792
Chemed Corp.	2,100	940,254
Cigna Group (The)	33,576	9,678,282
Concentra Group Holdings Parent, Inc.	10,974	229,686
CorVel Corp.*	3,900	301,938
CVS Health Corp.	154,634	11,657,857
DaVita, Inc.*	8,300	1,102,821
Elevance Health, Inc.	28,380	9,170,146
Encompass Health Corp.	12,700	1,613,154
Enhabit, Inc.*	9,250	74,093
Ensign Group, Inc. (The)	5,800	1,002,066
Fulgent Genetics, Inc.*	300	6,780
Guardant Health, Inc.*	14,800	924,704
HCA Healthcare, Inc.	21,900	9,333,780
HealthEquity, Inc.*	13,100	1,241,487
Henry Schein, Inc.*	19,200	1,274,304
Hims & Hers Health, Inc.(x)*	26,800	1,520,096
Humana, Inc.	16,600	4,318,822
Innovage Holding Corp.*	1,200	6,192
Labcorp Holdings, Inc.	11,435	3,282,531
LifeStance Health Group, Inc.*	27,100	149,050
McKesson Corp.	16,180	12,499,697
Molina Healthcare, Inc.*	7,200	1,377,792
National Research Corp.	100	1,278
NeoGenomics, Inc.*	17,900	138,188
OPKO Health, Inc.*	104,600	162,130
Option Care Health, Inc.*	5,425	150,598
PACS Group, Inc.*	9,400	129,062
Pediatrix Medical Group, Inc.*	10,340	173,195
Pennant Group, Inc. (The)*	2,100	52,962
Premier, Inc., Class A	3,600	100,080
Privia Health Group, Inc.*	14,200	353,580
Progyny, Inc.*	8,900	191,528
Quest Diagnostics, Inc.	16,230	3,093,113
RadNet, Inc.*	8,000	609,680
Select Medical Holdings Corp.	13,600	174,624
Surgery Partners, Inc.*	798	17,269
Tenet Healthcare Corp.*	14,000	2,842,560
UnitedHealth Group, Inc.	114,157	39,418,412
Universal Health Services, Inc., Class B	7,980	1,631,431

		137,253,236

Health Care Technology (0.1%)
Certara, Inc.*	16,330	199,552
Definitive Healthcare Corp., Class A*	12,000	48,720
Doximity, Inc., Class A*	13,800	1,009,470
Evolent Health, Inc., Class A*	7,400	62,604
Phreesia, Inc.*	6,100	143,472
Schrodinger, Inc.*	14,100	282,846
Teladoc Health, Inc.(x)*	24,260	187,530
Veeva Systems, Inc., Class A*	19,700	5,868,827
Waystar Holding Corp.*	15,000	568,800

		8,371,821

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	13,900	162,491
Agilent Technologies, Inc.	37,430	4,804,140
Avantor, Inc.*	96,094	1,199,253
Azenta, Inc.*	7,987	229,387
Bio-Rad Laboratories, Inc., Class A*	2,400	672,936
Bio-Techne Corp.	25,800	1,435,254
Bruker Corp.	14,400	467,856
Charles River Laboratories International, Inc.*	9,050	1,415,963
Codexis, Inc.*	600	1,464
CryoPort, Inc.*	3,300	31,284
Danaher Corp.	80,060	15,872,696
Fortrea Holdings, Inc.*	235	1,979
Illumina, Inc.*	24,100	2,288,777
IQVIA Holdings, Inc.*	23,380	4,440,797
Maravai LifeSciences Holdings, Inc., Class A(x)*	11,581	33,237
Medpace Holdings, Inc.*	2,800	1,439,648
Mettler-Toledo International, Inc.*	2,900	3,560,069
OmniAb, Inc.*	11,270	18,032
Pacific Biosciences of California, Inc.*	3,200	4,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV(x)	33,885	$1,513,982
Repligen Corp.*	9,700	1,296,599
Revvity, Inc.	18,600	1,630,290
Sotera Health Co.*	33,931	533,735
Tempus AI, Inc., Class A(x)*	10,300	831,313
Thermo Fisher Scientific, Inc.	47,350	22,965,697
Waters Corp.*	7,800	2,338,518
West Pharmaceutical Services, Inc.	10,800	2,833,164

		72,022,657

Pharmaceuticals (2.6%)
Amneal Pharmaceuticals, Inc.*	20,200	202,202
Amphastar Pharmaceuticals, Inc.*	5,200	138,580
Arvinas, Inc.*	5,200	44,304
Atea Pharmaceuticals, Inc.*	12,500	36,250
Axsome Therapeutics, Inc.*	4,700	570,815
Bristol-Myers Squibb Co.	264,444	11,926,424
Corcept Therapeutics, Inc.(x)*	11,200	930,832
Crinetics Pharmaceuticals, Inc.*	500	20,825
Elanco Animal Health, Inc.(x)*	74,632	1,503,088
Eli Lilly & Co.	98,888	75,451,544
Harmony Biosciences Holdings, Inc.*	9,200	253,552
Innoviva, Inc.*	6,818	124,429
Jazz Pharmaceuticals plc*	7,800	1,028,040
Johnson & Johnson	297,088	55,086,057
Ligand Pharmaceuticals, Inc.*	2,300	407,422
Merck & Co., Inc.	316,090	26,529,434
Organon & Co.	2,300	24,564
Pacira BioSciences, Inc.*	7,400	190,698
Perrigo Co. plc	13,700	305,099
Pfizer, Inc.	724,017	18,447,953
Phibro Animal Health Corp., Class A	1,200	48,552
Prestige Consumer Healthcare, Inc.*	5,900	368,160
Royalty Pharma plc, Class A	54,600	1,926,288
Theravance Biopharma, Inc.*	13,700	200,020
Viatris, Inc.	184,274	1,824,313
Zoetis, Inc.	55,100	8,062,232

		205,651,677

Total Health Care		735,782,295

Industrials (9.5%)
Aerospace & Defense (2.3%)
AAR Corp.*	1,800	161,406
AeroVironment, Inc.*	3,600	1,133,604
ATI, Inc.*	19,000	1,545,460
Axon Enterprise, Inc.*	9,900	7,104,636
Boeing Co. (The)*	90,900	19,618,947
BWX Technologies, Inc.	12,200	2,249,314
Curtiss-Wright Corp.	4,700	2,551,818
GE Aerospace	131,945	39,691,695
General Dynamics Corp.	31,670	10,799,470
HEICO Corp.	6,941	2,240,694
HEICO Corp., Class A	11,245	2,857,242
Hexcel Corp.	10,000	627,000
Howmet Aerospace, Inc.	52,629	10,327,389
Huntington Ingalls Industries, Inc.	6,200	1,785,042
Kratos Defense & Security Solutions, Inc.*	18,900	1,726,893
L3Harris Technologies, Inc.	23,391	7,143,845
Lockheed Martin Corp.	26,160	13,059,334
Moog, Inc., Class A	3,000	623,010
Northrop Grumman Corp.	17,050	10,388,906
Rocket Lab Corp.(x)*	45,900	2,199,069
RTX Corp.	167,867	28,089,185
StandardAero, Inc.*	400	10,916
Textron, Inc.	25,900	2,188,291
TransDigm Group, Inc.	6,850	9,028,437
V2X, Inc.*	1,600	92,944
Woodward, Inc.	7,430	1,877,635

		179,122,182

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	14,530	1,923,772
Expeditors International of Washington, Inc.	19,400	2,378,246
FedEx Corp.	28,450	6,708,795
GXO Logistics, Inc.*	14,900	788,061
United Parcel Service, Inc., Class B	93,650	7,822,584

		19,621,458

Building Products (0.6%)
A.O. Smith Corp.	21,900	1,607,679
AAON, Inc.(x)	8,700	812,928
Advanced Drainage Systems, Inc.	9,900	1,373,130
Allegion plc	10,612	1,882,038
Apogee Enterprises, Inc.	2,100	91,497
Armstrong World Industries, Inc.	6,500	1,274,065
Builders FirstSource, Inc.*	17,490	2,120,663
Carlisle Cos., Inc.	6,100	2,006,656
Carrier Global Corp.	101,071	6,033,939
Fortune Brands Innovations, Inc.	16,450	878,265
Gibraltar Industries, Inc.*	1,900	119,320
Johnson Controls International plc	86,971	9,562,461
Lennox International, Inc.	4,910	2,599,158
Masco Corp.	32,100	2,259,519
Masterbrand, Inc.*	11,450	150,796
Owens Corning	14,070	1,990,342
Resideo Technologies, Inc.*	18,150	783,717
Simpson Manufacturing Co., Inc.	6,100	1,021,506
Trane Technologies plc	28,012	11,819,944
Trex Co., Inc.*	20,500	1,059,235
UFP Industries, Inc.	11,500	1,075,135
Zurn Elkay Water Solutions Corp.	14,900	700,747

		51,222,740

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	700	32,284
Casella Waste Systems, Inc., Class A*	6,200	588,256
Cimpress plc*	1,700	107,168
Cintas Corp.	44,100	9,051,966
Clean Harbors, Inc.*	7,100	1,648,762
Copart, Inc.*	111,400	5,009,658
CoreCivic, Inc.*	4,100	83,435
Deluxe Corp.(x)	1,400	27,104
Driven Brands Holdings, Inc.*	8,331	134,212
HNI Corp.	2,500	117,125
MillerKnoll, Inc.	5,300	94,022
MSA Safety, Inc.	5,900	1,015,213
OPENLANE, Inc.*	1,700	48,926
RB Global, Inc.	26,748	2,898,413
Republic Services, Inc.	26,335	6,043,356
Rollins, Inc.	35,450	2,082,333
Tetra Tech, Inc.	46,500	1,552,170
UniFirst Corp.	500	83,595
Veralto Corp.	32,486	3,463,332
Vestis Corp.	16,250	73,613
Waste Management, Inc.	46,450	10,257,554

		44,412,497

Construction & Engineering (0.3%)
AECOM	18,202	2,374,815
Ameresco, Inc., Class A*	5,000	167,900
API Group Corp.*	44,550	1,531,183
Arcosa, Inc.	1,180	110,578
Comfort Systems USA, Inc.	4,300	3,548,274
Construction Partners, Inc., Class A*	5,700	723,900
Dycom Industries, Inc.*	3,900	1,137,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	5,500	$3,572,470
Fluor Corp.*	22,300	938,161
MasTec, Inc.*	8,900	1,894,009
Primoris Services Corp.	6,700	920,111
Quanta Services, Inc.	19,450	8,060,469
Sterling Infrastructure, Inc.*	3,800	1,290,784
Valmont Industries, Inc.	3,100	1,201,963

		27,472,481

Electrical Equipment (1.0%)
Acuity, Inc.	4,100	1,411,999
AMETEK, Inc.	30,875	5,804,500
Bloom Energy Corp., Class A*	25,200	2,131,164
Eaton Corp. plc	49,997	18,711,377
Emerson Electric Co.	72,410	9,498,744
EnerSys	400	45,184
GE Vernova, Inc.	34,511	21,220,814
Generac Holdings, Inc.*	7,800	1,305,720
Hubbell, Inc., Class B	7,200	3,098,232
NEXTracker, Inc., Class A*	17,700	1,309,623
nVent Electric plc	26,353	2,599,460
Regal Rexnord Corp.	8,522	1,222,396
Rockwell Automation, Inc.	15,600	5,452,668
Vertiv Holdings Co., Class A	48,500	7,316,710

		81,128,591

Ground Transportation (0.9%)
ArcBest Corp.	500	34,935
CSX Corp.	244,250	8,673,317
Heartland Express, Inc.	9,600	80,448
Hertz Global Holdings, Inc.(x)*	3,300	22,440
JB Hunt Transport Services, Inc.	12,450	1,670,417
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,222,242
Lyft, Inc., Class A*	48,300	1,063,083
Norfolk Southern Corp.	29,370	8,823,042
Old Dominion Freight Line, Inc.	26,750	3,765,865
RXO, Inc.*	5,100	78,438
Ryder System, Inc.	5,400	1,018,656
Saia, Inc.*	3,800	1,137,568
Schneider National, Inc., Class B	1,195	25,286
Uber Technologies, Inc.*	252,589	24,746,144
U-Haul Holding Co.	12,600	641,340
Union Pacific Corp.	75,020	17,732,477
XPO, Inc.*	17,800	2,301,006

		73,036,704

Industrial Conglomerates (0.4%)
3M Co.	69,930	10,851,737
Brookfield Business Corp., Class A	400	13,412
Honeywell International, Inc.	80,800	17,008,400

		27,873,549

Machinery (1.8%)
AGCO Corp.	12,400	1,327,668
Albany International Corp., Class A	1,100	58,630
Allison Transmission Holdings, Inc.	10,500	891,240
Caterpillar, Inc.	58,110	27,727,186
Chart Industries, Inc.*	6,500	1,300,975
CNH Industrial NV	144,100	1,563,485
Crane Co.	7,900	1,454,706
Cummins, Inc.	18,260	7,712,476
Deere & Co.	30,640	14,010,446
Donaldson Co., Inc.	18,700	1,530,595
Dover Corp.	18,190	3,034,638
Enerpac Tool Group Corp., Class A	3,000	123,000
Esab Corp.	6,033	674,127
ESCO Technologies, Inc.	3,300	696,663
Federal Signal Corp.	6,400	761,536
Flowserve Corp.	26,640	1,415,650
Fortive Corp.	47,530	2,328,495
Franklin Electric Co., Inc.	700	66,640
Gates Industrial Corp. plc*	30,000	744,600
Graco, Inc.	22,380	1,901,405
Hillenbrand, Inc.	5,900	159,536
Hillman Solutions Corp.*	9,200	84,456
IDEX Corp.	12,240	1,992,182
Illinois Tool Works, Inc.	37,610	9,807,184
Ingersoll Rand, Inc.	54,866	4,533,029
ITT, Inc.	12,825	2,292,597
JBT Marel Corp.	6,100	856,745
Lincoln Electric Holdings, Inc.	6,760	1,594,211
Middleby Corp. (The)*	9,700	1,289,421
Mueller Industries, Inc.	17,000	1,718,870
Nordson Corp.	8,660	1,965,387
Oshkosh Corp.	11,600	1,504,520
Otis Worldwide Corp.	54,574	4,989,701
PACCAR, Inc.	68,145	6,700,016
Parker-Hannifin Corp.	16,210	12,289,611
Pentair plc	21,587	2,390,976
RBC Bearings, Inc.*	3,900	1,522,131
Snap-on, Inc.	7,300	2,529,669
SPX Technologies, Inc.*	4,900	915,222
Standex International Corp.	500	105,950
Stanley Black & Decker, Inc.	21,835	1,622,996
Tennant Co.	1,100	89,166
Terex Corp.	1,600	82,080
Timken Co. (The)	1,600	120,288
Toro Co. (The)	15,880	1,210,056
Trinity Industries, Inc.	5,140	144,126
Watts Water Technologies, Inc., Class A	4,000	1,117,120
Westinghouse Air Brake Technologies Corp.	21,787	4,367,640
Worthington Enterprises, Inc.	2,100	116,529
Xylem, Inc.	30,954	4,565,715

		142,001,291

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	740	10,634
Costamare, Inc.	3,700	44,067
Kirby Corp.*	7,450	621,702

		676,403

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	821,370
Allegiant Travel Co.*	2,200	133,694
American Airlines Group, Inc.*	105,200	1,182,448
Delta Air Lines, Inc.	89,150	5,059,262
Joby Aviation, Inc.(x)*	69,100	1,115,274
SkyWest, Inc.*	600	60,372
Southwest Airlines Co.	76,800	2,450,688
United Airlines Holdings, Inc.*	43,540	4,201,610

		15,024,718

Professional Services (0.7%)
Amentum Holdings, Inc.*	2,919	69,910
Automatic Data Processing, Inc.	51,150	15,012,525
Booz Allen Hamilton Holding Corp.	16,800	1,679,160
Broadridge Financial Solutions, Inc.	15,509	3,693,779
CACI International, Inc., Class A*	3,800	1,895,364
CBIZ, Inc.*	1,220	64,611
Conduent, Inc.*	1,586	4,441
Dayforce, Inc.*	20,100	1,384,689
Equifax, Inc.	15,820	4,058,305
ExlService Holdings, Inc.*	22,500	990,675
Exponent, Inc.	900	62,532
First Advantage Corp.(x)*	4,000	61,560
FTI Consulting, Inc.*	4,800	775,920
Genpact Ltd.	30,000	1,256,700
Huron Consulting Group, Inc.*	800	117,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Solutions, Inc.	18,400	$2,757,424
KBR, Inc.	18,700	884,323
Korn Ferry	1,400	97,972
Leidos Holdings, Inc.	18,348	3,467,038
ManpowerGroup, Inc.	1,480	56,092
Paychex, Inc.	42,810	5,426,596
Paycom Software, Inc.	6,500	1,352,910
Paylocity Holding Corp.*	5,700	907,839
Resources Connection, Inc.	13,850	69,942
Science Applications International Corp.	9,001	894,429
SS&C Technologies Holdings, Inc.	30,200	2,680,552
TransUnion	30,305	2,538,953
Verisk Analytics, Inc.	18,800	4,728,388

		56,990,045

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,336,650
Applied Industrial Technologies, Inc.	4,300	1,122,515
Core & Main, Inc., Class A*	23,100	1,243,473
Distribution Solutions Group, Inc.*	600	18,048
Fastenal Co.	142,700	6,998,008
Ferguson Enterprises, Inc.	24,300	5,457,294
FTAI Aviation Ltd.	14,400	2,402,784
GATX Corp.	5,000	874,000
McGrath RentCorp	1,000	117,300
MSC Industrial Direct Co., Inc., Class A	1,600	147,424
QXO, Inc.*	74,700	1,423,782
SiteOne Landscape Supply, Inc.*	6,700	862,960
United Rentals, Inc.	8,022	7,658,283
W.W. Grainger, Inc.	5,750	5,479,520
Watsco, Inc.	5,210	2,106,403
WESCO International, Inc.	8,586	1,815,939

		39,064,383

Total Industrials		757,647,042

Information Technology (32.0%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	130,600	19,029,726
Calix, Inc.*	1,500	92,055
Ciena Corp.*	21,000	3,059,070
Cisco Systems, Inc.	499,370	34,166,895
F5, Inc.*	7,800	2,520,882
Lumentum Holdings, Inc.*	8,600	1,399,306
Motorola Solutions, Inc.	20,521	9,384,048
NetScout Systems, Inc.*	1,300	33,579
Ubiquiti, Inc.	1,217	803,926
Viavi Solutions, Inc.*	9,550	121,190

		70,610,677

Electronic Equipment, Instruments & Components (0.8%)
Advanced Energy Industries, Inc.	3,600	612,504
Aeva Technologies, Inc.*	2,220	32,190
Amphenol Corp., Class A	149,660	18,520,425
Arrow Electronics, Inc.*	9,300	1,125,300
Avnet, Inc.	2,320	121,290
Badger Meter, Inc.	4,400	785,752
Belden, Inc.	4,900	589,323
CDW Corp.	19,151	3,050,371
Cognex Corp.	30,400	1,377,120
Coherent Corp.*	21,857	2,354,436
Corning, Inc.	96,290	7,898,669
Crane NXT Co.(x)	5,500	368,885
Fabrinet*	5,100	1,859,562
Flex Ltd.*	47,800	2,770,966
Ingram Micro Holding Corp.(x)	11,300	242,837
IPG Photonics Corp.(x)*	1,100	87,109
Itron, Inc.*	4,010	499,486
Jabil, Inc.	13,700	2,975,229
Keysight Technologies, Inc.*	23,015	4,025,784
Littelfuse, Inc.	3,100	802,931
MicroVision, Inc.(x)*	33,100	41,044
Plexus Corp.*	200	28,938
Ralliant Corp.	15,843	692,814
Rogers Corp.*	200	16,092
Sanmina Corp.*	6,800	782,748
TD SYNNEX Corp.	8,766	1,435,432
Teledyne Technologies, Inc.*	6,346	3,719,010
Trimble, Inc.*	32,400	2,645,460
Vishay Intertechnology, Inc.	5,000	76,500
Vontier Corp.	23,452	984,280
Zebra Technologies Corp., Class A*	7,100	2,109,836

		62,632,323

IT Services (1.2%)
Accenture plc, Class A	79,500	19,604,700
Akamai Technologies, Inc.*	22,100	1,674,296
Amdocs Ltd.	16,610	1,362,851
ASGN, Inc.*	4,300	203,605
Cloudflare, Inc., Class A*	38,400	8,240,256
Cognizant Technology Solutions Corp., Class A	64,900	4,352,843
DXC Technology Co.*	21,096	287,538
EPAM Systems, Inc.*	8,800	1,326,952
Fastly, Inc., Class A*	13,300	113,715
Gartner, Inc.*	10,378	2,728,065
Globant SA*	6,398	367,117
GoDaddy, Inc., Class A*	17,800	2,435,574
International Business Machines Corp.	117,131	33,049,683
Kyndryl Holdings, Inc.*	32,800	984,984
MongoDB, Inc.*	10,100	3,134,838
Okta, Inc.*	22,800	2,090,760
Rackspace Technology, Inc.*	9,900	13,959
Snowflake, Inc., Class A*	38,622	8,711,192
Twilio, Inc., Class A*	20,100	2,011,809
VeriSign, Inc.	10,950	3,061,292

		95,756,029

Semiconductors & Semiconductor Equipment (12.2%)
Advanced Micro Devices, Inc.*	202,053	32,690,155
Allegro MicroSystems, Inc.*	17,900	522,680
Ambarella, Inc.*	1,700	140,284
Amkor Technology, Inc.	17,400	494,160
Analog Devices, Inc.	61,234	15,045,194
Applied Materials, Inc.	101,120	20,703,309
Astera Labs, Inc.*	18,000	3,524,400
Broadcom, Inc.	570,100	188,081,691
Cirrus Logic, Inc.*	7,400	927,146
Credo Technology Group Holding Ltd.*	17,000	2,475,370
Diodes, Inc.*	5,900	313,939
Entegris, Inc.	22,073	2,040,869
First Solar, Inc.*	14,600	3,219,738
FormFactor, Inc.*	10,300	375,126
GLOBALFOUNDRIES, Inc.*	15,300	548,352
Intel Corp.*	551,890	18,515,909
KLA Corp.	16,680	17,991,048
Kulicke & Soffa Industries, Inc.	7,500	304,800
Lam Research Corp.	160,450	21,484,255
Lattice Semiconductor Corp.*	23,300	1,708,356
MACOM Technology Solutions Holdings, Inc.*	6,700	834,083
Marvell Technology, Inc.	107,661	9,051,060
Microchip Technology, Inc.	73,840	4,742,005
Micron Technology, Inc.	140,150	23,449,898
MKS, Inc.	9,500	1,175,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Monolithic Power Systems, Inc.	5,900	$5,431,776
NVIDIA Corp.	2,889,179	539,063,018
ON Semiconductor Corp.*	56,700	2,795,877
Onto Innovation, Inc.*	7,900	1,020,838
Power Integrations, Inc.	1,900	76,399
Qorvo, Inc.*	17,127	1,559,927
QUALCOMM, Inc.	137,905	22,941,876
Rambus, Inc.*	16,700	1,740,140
Semtech Corp.*	10,700	764,515
Silicon Laboratories, Inc.*	4,000	524,520
SiTime Corp.*	2,600	783,406
Skyworks Solutions, Inc.	24,900	1,916,802
Synaptics, Inc.*	5,900	403,206
Teradyne, Inc.	21,410	2,946,872
Texas Instruments, Inc.	112,190	20,612,669
Universal Display Corp.	7,600	1,091,588

		974,033,071

Software (10.8%)
8x8, Inc.*	18,300	38,796
ACI Worldwide, Inc.*	13,200	696,564
Adobe, Inc.*	53,420	18,843,905
Alarm.com Holdings, Inc.*	2,300	122,084
Alkami Technology, Inc.(x)*	1,500	37,260
Appfolio, Inc., Class A*	2,500	689,150
Appian Corp., Class A*	3,700	113,109
AppLovin Corp., Class A*	29,900	21,484,346
Atlassian Corp., Class A*	22,400	3,577,280
Aurora Innovation, Inc., Class A*	90,400	487,256
Autodesk, Inc.*	26,550	8,434,138
AvePoint, Inc.*	14,000	210,140
Bentley Systems, Inc., Class B	28,300	1,456,884
BILL Holdings, Inc.*	14,700	778,659
Blackbaud, Inc.*	7,500	482,325
BlackLine, Inc.*	3,500	185,850
Box, Inc., Class A*	9,300	300,111
C3.ai, Inc., Class A(x)*	24,900	431,766
Cadence Design Systems, Inc.*	34,530	12,129,008
CCC Intelligent Solutions Holdings, Inc.(x)*	65,000	592,150
Cerence, Inc.(x)*	1,600	19,936
Cleanspark, Inc.(x)*	35,900	520,550
Clearwater Analytics Holdings, Inc., Class A*	20,000	360,400
Commvault Systems, Inc.*	5,300	1,000,534
Confluent, Inc., Class A*	33,200	657,360
Consensus Cloud Solutions, Inc.*	2,166	63,615
Core Scientific, Inc.*	39,100	701,454
Crowdstrike Holdings, Inc., Class A*	30,200	14,809,476
Datadog, Inc., Class A*	40,700	5,795,680
Docusign, Inc.*	25,400	1,831,086
Dolby Laboratories, Inc., Class A	5,900	426,983
Domo, Inc., Class B*	800	12,672
Dropbox, Inc., Class A*	41,200	1,244,652
D-Wave Quantum, Inc.(x)*	35,500	877,205
Dynatrace, Inc.*	39,500	1,913,775
Elastic NV*	10,000	844,900
Fair Isaac Corp.*	3,000	4,489,590
Five9, Inc.*	11,500	278,300
Fortinet, Inc.*	79,200	6,659,136
Freshworks, Inc., Class A*	24,200	284,834
Gen Digital, Inc.	66,516	1,888,389
Gitlab, Inc., Class A(x)*	12,700	572,516
Guidewire Software, Inc.*	11,700	2,689,362
HubSpot, Inc.*	6,500	3,040,700
Informatica, Inc., Class A*	16,900	419,796
Intapp, Inc.*	6,500	265,850
InterDigital, Inc.(x)	3,300	1,139,259
Intuit, Inc.	33,950	23,184,795
Jamf Holding Corp.*	2,000	21,400
Life360, Inc.(x)*	2,800	297,640
LiveRamp Holdings, Inc.*	1,900	51,566
Manhattan Associates, Inc.*	9,200	1,885,816
MARA Holdings, Inc.(x)*	43,200	788,832
Microsoft Corp.	915,478	474,171,830
N-able, Inc.*	9,750	76,050
nCino, Inc.*	12,100	328,031
NCR Voyix Corp.*	15,200	190,760
Nutanix, Inc., Class A*	34,600	2,573,894
Oracle Corp.	204,421	57,491,362
Palantir Technologies, Inc., Class A*	269,600	49,180,432
Palo Alto Networks, Inc.*	81,700	16,635,754
Pegasystems, Inc.	11,600	667,000
Procore Technologies, Inc.*	14,500	1,057,340
PTC, Inc.*	16,150	3,278,773
Q2 Holdings, Inc.*	6,700	485,013
Qualys, Inc.*	2,000	264,660
Roper Technologies, Inc.	13,950	6,956,726
Rubrik, Inc., Class A*	12,200	1,003,450
SailPoint, Inc.(x)*	22,000	485,760
Salesforce, Inc.	116,251	27,551,487
Samsara, Inc., Class A*	33,700	1,255,325
SentinelOne, Inc., Class A*	33,300	586,413
ServiceNow, Inc.*	25,700	23,651,196
SPS Commerce, Inc.*	6,400	666,496
Strategy, Inc.(x)*	31,300	10,085,173
Synopsys, Inc.*	23,428	11,559,141
Tenable Holdings, Inc.*	4,300	125,388
Tyler Technologies, Inc.*	6,000	3,138,960
UiPath, Inc., Class A*	57,700	772,026
Unity Software, Inc.*	42,396	1,697,536
Varonis Systems, Inc.*	15,600	896,532
Verint Systems, Inc.*	1,400	28,350
Workday, Inc., Class A*	28,480	6,855,990
Workiva, Inc., Class A*	4,000	344,320
Yext, Inc.*	7,100	60,492
Zeta Global Holdings Corp., Class A*	23,700	470,919
Zoom Communications, Inc., Class A*	39,100	3,225,750
Zscaler, Inc.*	12,100	3,625,886

		861,573,055

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	1,792,585	456,445,918
Corsair Gaming, Inc.*	4,303	38,383
Dell Technologies, Inc., Class C	39,900	5,656,623
Hewlett Packard Enterprise Co.	161,832	3,974,594
HP, Inc.	127,468	3,470,954
IonQ, Inc.(x)*	26,000	1,599,000
NetApp, Inc.	25,450	3,014,807
Pure Storage, Inc., Class A*	43,200	3,620,592
Sandisk Corp.*	16,900	1,896,180
Super Micro Computer, Inc.(x)*	69,000	3,307,860
Western Digital Corp.	44,778	5,376,047

		488,400,958

Total Information Technology		2,553,006,113

Materials (2.2%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	28,980	7,903,426
Albemarle Corp.	18,276	1,481,818
Ashland, Inc.	264	12,648
Avient Corp.	6,700	220,765
Axalta Coating Systems Ltd.*	32,258	923,224
Balchem Corp.	5,700	855,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Celanese Corp.	13,800	$580,704
CF Industries Holdings, Inc.	23,410	2,099,877
Chemours Co. (The)	4,600	72,864
Corteva, Inc.	88,390	5,977,816
Dow, Inc.	95,756	2,195,685
DuPont de Nemours, Inc.	52,032	4,053,293
Eastman Chemical Co.	17,028	1,073,615
Ecolab, Inc.	31,588	8,650,690
Element Solutions, Inc.	38,300	964,011
FMC Corp.	16,000	538,080
Huntsman Corp.	5,000	44,900
International Flavors & Fragrances, Inc.	39,447	2,427,568
Linde plc	58,900	27,977,500
LyondellBasell Industries NV, Class A	39,300	1,927,272
Mosaic Co. (The)	39,330	1,363,964
NewMarket Corp.	300	248,463
Olin Corp.	2,500	62,475
PPG Industries, Inc.	28,500	2,995,635
RPM International, Inc.	18,150	2,139,522
Sherwin-Williams Co. (The)	30,400	10,526,304
Westlake Corp.	7,200	554,832

		87,872,293

Construction Materials (0.3%)
CRH plc	88,300	10,587,170
Eagle Materials, Inc.	6,100	1,421,544
James Hardie Industries plc (ADR)(x)*	30,100	578,221
Knife River Corp.*	1,800	138,366
Martin Marietta Materials, Inc.	8,130	5,124,176
Vulcan Materials Co.	17,500	5,383,350

		23,232,827

Containers & Packaging (0.3%)
Amcor plc	324,679	2,655,874
AptarGroup, Inc.	10,000	1,336,600
Avery Dennison Corp.	11,350	1,840,630
Ball Corp.	45,100	2,273,942
Crown Holdings, Inc.	17,450	1,685,496
Graphic Packaging Holding Co.	56,100	1,097,877
International Paper Co.	68,250	3,166,800
Packaging Corp. of America	13,000	2,833,090
Sealed Air Corp.	18,460	652,561
Silgan Holdings, Inc.	11,200	481,712
Smurfit WestRock plc	69,232	2,947,206
Sonoco Products Co.	6,360	274,052

		21,245,840

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,082,081
Anglogold Ashanti plc	63,200	4,444,856
Carpenter Technology Corp.	6,700	1,645,118
Cleveland-Cliffs, Inc.*	60,600	739,320
Coeur Mining, Inc.*	78,600	1,474,536
Commercial Metals Co.	21,300	1,220,064
Freeport-McMoRan, Inc.	183,894	7,212,323
MP Materials Corp.*	16,100	1,079,827
Newmont Corp.	137,408	11,584,868
Nucor Corp.	28,320	3,835,378
Reliance, Inc.	7,600	2,134,308
Royal Gold, Inc.	8,600	1,724,988
Southern Copper Corp.	13,594	1,649,768
Steel Dynamics, Inc.	21,100	2,941,973

		42,769,408

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	790,676

Total Materials		175,911,044

Real Estate (2.4%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	62,992
Broadstone Net Lease, Inc. (REIT)	5,600	100,072
Essential Properties Realty Trust, Inc. (REIT)	21,500	639,840
WP Carey, Inc. (REIT)	29,921	2,021,762

		2,824,666

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,090,167
American Healthcare REIT, Inc. (REIT)	19,500	819,195
CareTrust REIT, Inc. (REIT)	24,200	839,256
Diversified Healthcare Trust (REIT)	22,690	100,063
Healthcare Realty Trust, Inc. (REIT), Class A(x)	58,041	1,046,479
Healthpeak Properties, Inc. (REIT)	110,518	2,116,420
LTC Properties, Inc. (REIT)	2,400	88,464
National Health Investors, Inc. (REIT)	300	23,850
Omega Healthcare Investors, Inc. (REIT)	44,440	1,876,257
Sabra Health Care REIT, Inc. (REIT)	3,157	58,847
Ventas, Inc. (REIT)	53,479	3,742,995
Welltower, Inc. (REIT)	81,317	14,485,810

		27,287,803

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	43,500	522,435
DiamondRock Hospitality Co. (REIT)	14,300	113,828
Host Hotels & Resorts, Inc. (REIT)	115,813	1,971,137
Park Hotels & Resorts, Inc. (REIT)(x)	12,535	138,888
RLJ Lodging Trust (REIT)	15,000	108,000
Ryman Hospitality Properties, Inc. (REIT)	10,751	963,182
Service Properties Trust (REIT)	11,300	30,623
Sunstone Hotel Investors, Inc. (REIT)	8,400	78,708
Xenia Hotels & Resorts, Inc. (REIT)	5,100	69,972

		3,996,773

Industrial REITs (0.2%)
Americold Realty Trust, Inc. (REIT)	37,100	454,104
EastGroup Properties, Inc. (REIT)	6,800	1,150,968
First Industrial Realty Trust, Inc. (REIT)	20,000	1,029,400
Innovative Industrial Properties, Inc. (REIT)	1,300	69,654
Lineage, Inc. (REIT)	8,697	336,052
LXP Industrial Trust (REIT)	11,700	104,832
Prologis, Inc. (REIT)	114,463	13,108,303
Rexford Industrial Realty, Inc. (REIT)	29,300	1,204,523
STAG Industrial, Inc. (REIT)	27,800	981,062
Terreno Realty Corp. (REIT)	11,600	658,300

		19,097,198

Office REITs (0.1%)
Brandywine Realty Trust (REIT)	11,500	47,955
BXP, Inc. (REIT)(x)	20,970	1,558,910
Cousins Properties, Inc. (REIT)	20,961	606,611
Easterly Government Properties, Inc. (REIT), Class A	3,280	75,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)*	24,500	$67,620
JBG SMITH Properties (REIT)	9,600	213,600
Kilroy Realty Corp. (REIT)(x)	13,600	574,600
NET Lease Office Properties (REIT)	2,014	59,735
Paramount Group, Inc. (REIT)*	22,800	149,112
Piedmont Realty Trust, Inc. (REIT)	25,100	225,900
SL Green Realty Corp. (REIT)	2,200	131,582
Vornado Realty Trust (REIT)	25,900	1,049,727

		4,760,563

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	37,350	5,884,866
Compass, Inc., Class A*	30,900	248,127
CoStar Group, Inc.*	53,050	4,475,829
Cushman & Wakefield plc*	1,700	27,064
eXp World Holdings, Inc.(x)	11,270	120,138
Howard Hughes Holdings, Inc.*	5,800	476,586
Jones Lang LaSalle, Inc.*	6,600	1,968,648
Kennedy-Wilson Holdings, Inc.	19,700	163,904
Marcus & Millichap, Inc.	1,100	32,285
Newmark Group, Inc., Class A	15,219	283,834
RMR Group, Inc. (The), Class A	271	4,263
Seaport Entertainment Group, Inc.(x)*	854	19,574
St Joe Co. (The)	5,100	252,348
Zillow Group, Inc., Class C*	27,124	2,089,904

		16,047,370

Residential REITs (0.3%)
American Homes 4 Rent (REIT),
Class A	47,500	1,579,375
AvalonBay Communities, Inc. (REIT)	20,249	3,911,499
Camden Property Trust (REIT)	15,680	1,674,310
Elme Communities (REIT)	11,170	188,326
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,669,250
Equity Residential (REIT)	49,687	3,216,240
Essex Property Trust, Inc. (REIT)	8,677	2,322,486
Independence Realty Trust, Inc. (REIT)	11,400	186,846
Invitation Homes, Inc. (REIT)	77,996	2,287,623
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,087,287
Sun Communities, Inc. (REIT)	18,600	2,399,400
UDR, Inc. (REIT)	52,936	1,972,395
Veris Residential, Inc. (REIT)	5,300	80,560

		23,575,597

Retail REITs (0.3%)
Acadia Realty Trust (REIT)(x)	9,000	181,350
Agree Realty Corp. (REIT)	13,200	937,728
Brixmor Property Group, Inc. (REIT)	45,300	1,253,904
Curbline Properties Corp. (REIT)	6,200	138,260
Federal Realty Investment Trust (REIT)	12,380	1,254,218
Getty Realty Corp. (REIT)	3,100	83,173
InvenTrust Properties Corp. (REIT)	1,900	54,378
Kimco Realty Corp. (REIT)	99,485	2,173,747
Kite Realty Group Trust (REIT)	34,998	780,455
Macerich Co. (The) (REIT)	10,822	196,961
NNN REIT, Inc. (REIT)	27,190	1,157,478
Phillips Edison & Co., Inc. (REIT)	3,700	127,021
Realty Income Corp. (REIT)	119,341	7,254,739
Regency Centers Corp. (REIT)	26,006	1,895,837
Simon Property Group, Inc. (REIT)	42,159	7,911,980
SITE Centers Corp. (REIT)	3,100	27,931
Tanger, Inc. (REIT)	5,300	179,352
Urban Edge Properties (REIT)	8,910	182,388

		25,790,900

Specialized REITs (0.8%)
American Tower Corp. (REIT)	57,700	11,096,864
Crown Castle, Inc. (REIT)	56,850	5,485,456
CubeSmart (REIT)	39,700	1,614,202
Digital Realty Trust, Inc. (REIT)	44,972	7,774,759
EPR Properties (REIT)	1,700	98,617
Equinix, Inc. (REIT)	12,661	9,916,602
Extra Space Storage, Inc. (REIT)	28,741	4,050,757
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,719,256
Iron Mountain, Inc. (REIT)	39,355	4,011,849
Lamar Advertising Co. (REIT), Class A	13,639	1,669,686
Millrose Properties, Inc. (REIT)	10,300	346,183
National Storage Affiliates
Trust (REIT)	3,000	90,660
PotlatchDeltic Corp. (REIT)	151	6,153
Public Storage (REIT)	19,702	5,690,923
Rayonier, Inc. (REIT)	3,401	90,263
Safehold, Inc. (REIT)	3,000	46,470
SBA Communications Corp. (REIT)	15,300	2,958,255
VICI Properties, Inc. (REIT), Class A	130,300	4,249,083
Weyerhaeuser Co. (REIT)	111,535	2,764,953

		63,680,991

Total Real Estate		187,061,861

Utilities (2.3%)
Electric Utilities (1.4%)
Alliant Energy Corp.	34,700	2,339,127
American Electric Power Co., Inc.	66,570	7,489,125
Constellation Energy Corp.	39,952	13,147,005
Duke Energy Corp.	99,885	12,360,769
Edison International	51,360	2,839,181
Entergy Corp.	57,000	5,311,830
Evergy, Inc.	28,409	2,159,652
Eversource Energy	44,958	3,198,312
Exelon Corp.	132,456	5,961,845
FirstEnergy Corp.	73,504	3,367,953
IDACORP, Inc.	6,850	905,227
NextEra Energy, Inc.	257,900	19,468,871
NRG Energy, Inc.	27,421	4,440,831
OGE Energy Corp.	25,400	1,175,258
Oklo, Inc., Class A(x)*	12,700	1,417,701
PG&E Corp.	288,900	4,356,612
Pinnacle West Capital Corp.	15,000	1,344,900
Portland General Electric Co.	4,000	176,000
PPL Corp.	100,450	3,732,722
Southern Co. (The)	134,950	12,789,211
TXNM Energy, Inc.	11,600	655,980
Xcel Energy, Inc.	75,680	6,103,592

		114,741,704

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	3,602,825
Brookfield Infrastructure Corp., Class A	9,561	393,148
National Fuel Gas Co.	13,700	1,265,469
New Jersey Resources Corp.	9,400	452,610
ONE Gas, Inc.(x)	900	72,846
Southwest Gas Holdings, Inc.	4,300	336,862
Spire, Inc.	2,800	228,256
UGI Corp.	39,575	1,316,265

		7,668,281

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	103,695	1,364,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Renewable Corp.	16,800	$578,256
Ormat Technologies, Inc.	7,600	731,500
Talen Energy Corp.*	5,700	2,424,666
Vistra Corp.	42,215	8,270,763

		13,369,811

Multi-Utilities (0.6%)
Ameren Corp.	34,400	3,590,672
Black Hills Corp.	3,300	203,247
CenterPoint Energy, Inc.	83,150	3,226,220
CMS Energy Corp.	38,000	2,783,880
Consolidated Edison, Inc.	44,500	4,473,140
Dominion Energy, Inc.	106,454	6,511,791
DTE Energy Co.	26,400	3,733,752
NiSource, Inc.	61,600	2,667,280
Public Service Enterprise Group, Inc.	67,800	5,658,588
Sempra	82,980	7,466,541
WEC Energy Group, Inc.	40,898	4,686,502

		45,001,613

Water Utilities (0.0%)†
American Water Works Co., Inc.	23,600	3,284,884
Essential Utilities, Inc.	42,062	1,678,274

		4,963,158

Total Utilities		185,744,567

Total Common Stocks (99.6%) (Cost $1,660,812,792)		7,939,527,574

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR*	13,100	2,620
Mirati Therapeutics, Inc., CVR(r)*	7,300	2,737

		5,357

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	1,744	—

Total Rights (0.0%)† (Cost $3,833)		5,357

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	13,631,195	13,631,195

Total Investment Companies		14,631,195

Total Short-Term Investments (0.2%) (Cost $14,631,195)		14,631,195

Total Investments in Securities (99.8%) (Cost $1,675,447,820)		7,954,164,126
Other Assets Less Liabilities (0.2%)		16,537,838

Net Assets (100%)		$7,970,701,964

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $34,501,500.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $39,744,630. This was collateralized by $26,261,019 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 9/30/25 – 5/15/55 and by cash of $14,631,895 of which $14,631,195 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	14	12/2025	USD	1,718,850	9,831
S&P 500 E-Mini Index	94	12/2025	USD	31,672,125	423,565

					433,396

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$767,668,712	$—	$—		$767,668,712
Consumer Discretionary	849,017,627	—	—		849,017,627
Consumer Staples	371,290,389	—	—		371,290,389
Energy	241,396,413	—	—		241,396,413
Financials	1,115,001,511	—	—		1,115,001,511
Health Care	735,782,295	—	—	(a)	735,782,295
Industrials	757,647,042	—	—		757,647,042
Information Technology	2,553,006,113	—	—		2,553,006,113
Materials	175,911,044	—	—		175,911,044
Real Estate	187,061,861	—	—		187,061,861
Utilities	185,744,567	—	—		185,744,567
Futures	433,396	—	—		433,396
Rights
Health Care	—	2,620	2,737		5,357
Short-Term Investments
Investment Companies	14,631,195	–	–		14,631,195

Total Assets	$7,954,592,165	$2,620	$2,737		$7,954,597,522

Total Liabilities	$—	$—	$—		$—

Total	$7,954,592,165	$2,620	$2,737		$7,954,597,522

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,474,881,938
Aggregate gross unrealized depreciation	(216,163,983)

Net unrealized appreciation	$6,258,717,955

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,695,879,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)†
American Airlines Pass-
Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$217,401	$209,029
Delta Air Lines Pass-
Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	350,515	336,691
United Airlines Pass-
Through Trust,
Series 2020-1 A
5.875%, 10/15/27	1,768,286	1,808,221

Total Asset- Backed Securities		2,353,941

Corporate Bonds (30.2%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	995,472
2.300%, 6/1/27	500,000	485,266
1.650%, 2/1/28	185,000	174,945
4.100%, 2/15/28	453,000	452,651
4.350%, 3/1/29	1,665,000	1,672,314
4.300%, 2/15/30	5,159,000	5,166,752
5.400%, 2/15/34	3,000,000	3,113,721
5.375%, 8/15/35	1,000,000	1,029,508
Bell Canada
5.100%, 5/11/33	500,000	507,476
5.200%, 2/15/34	2,000,000	2,024,617
British Telecommunications plc
5.125%, 12/4/28	500,000	512,038
9.625%, 12/15/30(e)	2,000,000	2,462,384
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,943,696
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	439,079
TELUS Corp.
2.800%, 2/16/27(x)	400,000	392,374
Verizon Communications, Inc.
2.100%, 3/22/28	750,000	715,015
4.329%, 9/21/28	7,238,000	7,289,391
3.875%, 2/8/29	140,000	138,801
4.016%, 12/3/29	1,500,000	1,490,339
3.150%, 3/22/30	375,000	358,413
1.500%, 9/18/30(x)	600,000	524,141
1.680%, 10/30/30	1,957,000	1,719,229
2.550%, 3/21/31	1,220,000	1,108,492
5.050%, 5/9/33	325,000	332,900

		36,049,014

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31(x)	295,000	259,609
Netflix, Inc.
4.900%, 8/15/34(x)	1,385,000	1,429,740
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	509,081
5.400%, 6/12/29	95,000	98,299
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	192,653
TWDC Enterprises 18 Corp.
2.950%, 6/15/27	1,000,000	986,057
Walt Disney Co. (The)
3.375%, 11/15/26	300,000	298,180
2.200%, 1/13/28	700,000	675,491
2.000%, 9/1/29	500,000	463,555
2.650%, 1/13/31	1,250,000	1,162,947

		6,075,612

Interactive Media & Services (0.2%)
Alphabet, Inc.
0.800%, 8/15/27	1,000,000	948,346
1.100%, 8/15/30	650,000	569,090
4.500%, 5/15/35	500,000	500,514
Baidu, Inc.
1.625%, 2/23/27	290,000	280,798
4.375%, 3/29/28	290,000	292,381
4.875%, 11/14/28	315,000	322,600
2.375%, 10/9/30	200,000	183,904
2.375%, 8/23/31	500,000	452,625
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	510,258
4.800%, 5/15/30	350,000	361,130
4.950%, 5/15/33	2,750,000	2,843,299
4.750%, 8/15/34	410,000	414,323
Weibo Corp.
3.375%, 7/8/30	500,000	473,470

		8,152,738

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	543,629
6.100%, 6/1/29	3,235,000	3,390,927
Comcast Corp.
4.150%, 10/15/28	5,025,000	5,043,028
4.550%, 1/15/29	350,000	354,470
5.100%, 6/1/29	295,000	304,930
3.400%, 4/1/30	2,500,000	2,415,534
4.650%, 2/15/33	750,000	752,887
4.800%, 5/15/33(x)	500,000	504,759
5.300%, 5/15/35(x)	350,000	359,036
Fox Corp.
4.709%, 1/25/29	730,000	738,888
3.500%, 4/8/30	2,000,000	1,934,899
6.500%, 10/13/33	450,000	495,610
Paramount Global
3.375%, 2/15/28	570,000	555,183

		17,393,780

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	487,335
2.875%, 5/7/30	1,450,000	1,349,950
4.700%, 7/21/32	405,000	405,607
Rogers Communications, Inc.
2.900%, 11/15/26(x)	500,000	491,860
3.200%, 3/15/27	500,000	492,866
3.800%, 3/15/32	625,000	589,449
5.300%, 2/15/34	2,000,000	2,029,502
T-Mobile USA, Inc.
3.750%, 4/15/27	2,500,000	2,484,896
2.050%, 2/15/28	700,000	667,389
4.950%, 3/15/28	305,000	310,732
4.800%, 7/15/28	625,000	636,384
2.400%, 3/15/29	340,000	319,978
3.875%, 4/15/30	3,000,000	2,938,459
5.125%, 5/15/32	500,000	514,122
5.200%, 1/15/33	2,610,000	2,693,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 1/15/34	$2,000,000	$2,114,925

		18,527,127

Total Communication Services		86,198,271

Consumer Discretionary (1.4%)
Automobile Components (0.0%)†
Aptiv Swiss Holdings Ltd.
4.350%, 3/15/29	105,000	105,125
5.150%, 9/13/34	400,000	396,956
BorgWarner, Inc.
2.650%, 7/1/27	300,000	292,158
5.400%, 8/15/34(x)	75,000	77,048
Lear Corp.
4.250%, 5/15/29	125,000	124,208
Magna International, Inc.
2.450%, 6/15/30	300,000	276,332
5.500%, 3/21/33(x)	500,000	518,767
5.875%, 6/1/35	90,000	94,708

		1,885,302

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,181,625
6.100%, 8/19/32(x)	2,500,000	2,560,400
General Motors Co.
6.800%, 10/1/27	405,000	422,698
5.000%, 10/1/28	750,000	762,339
5.400%, 10/15/29	500,000	516,204
6.250%, 4/15/35	500,000	524,212
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	161,346
2.967%, 3/10/32	200,000	181,799
5.337%, 7/8/35	750,000	762,792
Toyota Motor Corp.
5.118%, 7/13/28	500,000	514,402
3.669%, 7/20/28	355,000	353,657
2.760%, 7/2/29	250,000	238,532
2.362%, 3/25/31	600,000	544,281
5.123%, 7/13/33	500,000	520,161

		10,244,448

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,759,103
4.875%, 5/26/30§	1,000,000	1,031,990
2.125%, 2/9/31(x)	490,000	441,323
Amazon.com, Inc.
3.300%, 4/13/27	1,300,000	1,290,820
1.200%, 6/3/27(x)	340,000	326,237
3.150%, 8/22/27	4,000,000	3,958,085
4.550%, 12/1/27	1,000,000	1,015,067
3.600%, 4/13/32	1,650,000	1,593,377
4.700%, 12/1/32(x)	1,000,000	1,026,956
eBay, Inc.
3.600%, 6/5/27	750,000	744,428
2.700%, 3/11/30	700,000	655,315
2.600%, 5/10/31	1,000,000	908,789
JD.com, Inc.
3.375%, 1/14/30	320,000	309,891

		15,061,381

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	250,601
6.875%, 11/1/33	1,000,000	1,119,903

		1,370,504

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	33,457
4.679%, 3/1/35	250,000	251,354
Series 2025
4.146%, 8/1/30	210,000	210,586
Yale University
Series 2020
1.482%, 4/15/30	500,000	446,475

		941,872

Hotels, Restaurants & Leisure (0.3%)
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	313,939
Expedia Group, Inc.
4.625%, 8/1/27	840,000	846,073
3.250%, 2/15/30	1,500,000	1,433,304
2.950%, 3/15/31	185,000	171,262
5.400%, 2/15/35	160,000	164,089
Hyatt Hotels Corp.
5.750%, 1/30/27	320,000	325,958
4.375%, 9/15/28	950,000	950,347
5.250%, 6/30/29	275,000	282,130
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	259,924
Marriott International, Inc.
4.200%, 7/15/27	145,000	145,371
5.000%, 10/15/27	165,000	167,912
5.550%, 10/15/28	585,000	607,388
4.900%, 4/15/29	185,000	188,889
4.500%, 10/15/31	500,000	498,084
Series AA
4.650%, 12/1/28	500,000	505,828
Series FF
4.625%, 6/15/30	725,000	732,113
Series X
4.000%, 4/15/28	500,000	498,310
McDonald’s Corp.
3.500%, 3/1/27	775,000	769,064
3.800%, 4/1/28	1,100,000	1,095,565
4.800%, 8/14/28	500,000	509,897
5.000%, 5/17/29	320,000	329,512
2.625%, 9/1/29	290,000	274,762
2.125%, 3/1/30	220,000	201,517
4.400%, 2/12/31	250,000	250,390
4.600%, 9/9/32(x)	350,000	354,714
4.950%, 8/14/33	500,000	514,744
4.950%, 3/3/35	500,000	506,964
Starbucks Corp.
2.000%, 3/12/27	350,000	339,866
3.500%, 3/1/28	750,000	740,558
4.000%, 11/15/28	800,000	798,553
2.250%, 3/12/30	350,000	321,500
3.000%, 2/14/32(x)	220,000	202,399
4.800%, 2/15/33	355,000	359,571
5.400%, 5/15/35	290,000	300,877

		15,961,374

Household Durables (0.1%)
DR Horton, Inc.
1.300%, 10/15/26	275,000	267,218
1.400%, 10/15/27	750,000	711,077
Leggett & Platt, Inc.
3.500%, 11/15/27(x)	500,000	490,167
4.400%, 3/15/29(x)	350,000	344,709
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	130,609
3.625%, 5/15/30	350,000	337,618
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,247,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
PulteGroup, Inc.
5.000%, 1/15/27	$424,000	$427,627
Toll Brothers Finance Corp.
5.600%, 6/15/35	355,000	363,148

		4,320,069

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	247,965
3.500%, 9/15/27	290,000	286,223
3.900%, 11/19/29	500,000	486,954

		1,021,142

Specialty Retail (0.4%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	494,463
1.950%, 8/1/28(x)	225,000	211,025
2.400%, 8/1/31	150,000	130,958
3.850%, 3/1/32	300,000	280,530
AutoZone, Inc.
4.500%, 2/1/28	280,000	282,612
3.750%, 4/18/29	500,000	491,678
5.100%, 7/15/29	385,000	395,819
4.750%, 8/1/32	330,000	332,483
5.200%, 8/1/33	500,000	513,348
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,006,713
1.950%, 10/1/30	375,000	332,764
Home Depot, Inc. (The)
2.875%, 4/15/27	335,000	330,063
2.800%, 9/14/27	750,000	735,589
0.900%, 3/15/28	700,000	652,037
3.900%, 12/6/28	290,000	290,151
4.900%, 4/15/29	585,000	601,605
2.950%, 6/15/29	455,000	438,917
4.750%, 6/25/29	340,000	348,106
3.250%, 4/15/32	435,000	406,867
4.500%, 9/15/32	440,000	446,832
4.950%, 6/25/34	3,000,000	3,073,777
4.650%, 9/15/35(x)	415,000	411,413
Lowe’s Cos., Inc.
3.350%, 4/1/27	180,000	178,287
3.100%, 5/3/27	750,000	739,012
1.300%, 4/15/28	655,000	612,236
1.700%, 9/15/28	250,000	233,541
3.650%, 4/5/29	680,000	666,922
1.700%, 10/15/30	655,000	576,153
4.250%, 3/15/31	250,000	248,462
2.625%, 4/1/31	1,750,000	1,598,105
3.750%, 4/1/32	500,000	477,818
5.000%, 4/15/33	415,000	424,894
4.850%, 10/15/35(x)	470,000	464,852
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	803,991
4.700%, 6/15/32	250,000	251,990
5.000%, 8/19/34	500,000	503,974
TJX Cos., Inc. (The)
1.150%, 5/15/28	300,000	279,188
Tractor Supply Co.
1.750%, 11/1/30	280,000	246,174
5.250%, 5/15/33	75,000	77,234

		20,590,583

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	983,648
2.850%, 3/27/30	1,000,000	949,614
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	122,595

		2,055,857

Total Consumer Discretionary		73,452,532

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	3,470,000	3,537,161
Brown-Forman Corp.
4.750%, 4/15/33	800,000	809,063
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	492,775
1.450%, 6/1/27(x)	300,000	288,901
1.500%, 3/5/28	730,000	691,713
1.000%, 3/15/28	440,000	412,172
2.125%, 9/6/29	750,000	701,507
1.650%, 6/1/30	1,010,000	907,844
2.000%, 3/5/31	835,000	750,810
4.650%, 8/14/34(x)	280,000	284,453
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	129,279
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,215,992
5.100%, 5/6/35	500,000	504,500
Constellation Brands, Inc.
3.500%, 5/9/27	300,000	296,809
4.350%, 5/9/27	500,000	501,383
4.650%, 11/15/28	310,000	313,398
3.150%, 8/1/29	750,000	719,020
2.250%, 8/1/31	475,000	418,217
4.750%, 5/9/32	500,000	501,771
4.900%, 5/1/33	250,000	252,210
Diageo Capital plc
3.875%, 5/18/28	400,000	398,738
2.375%, 10/24/29	410,000	383,766
2.000%, 4/29/30	245,000	222,665
5.625%, 10/5/33	1,500,000	1,592,843
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	500,000	491,408
2.250%, 3/15/31(x)	210,000	185,238
4.050%, 4/15/32	335,000	319,840
5.150%, 5/15/35	750,000	743,513
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	2,007,232
PepsiCo, Inc.
2.375%, 10/6/26	670,000	659,806
2.625%, 3/19/27	350,000	343,842
3.600%, 2/18/28(x)	500,000	497,493
4.450%, 5/15/28	300,000	304,739
2.625%, 7/29/29(x)	375,000	357,113
2.750%, 3/19/30	350,000	330,479
1.625%, 5/1/30	190,000	170,455
1.950%, 10/21/31	3,130,000	2,749,142
3.900%, 7/18/32	200,000	195,134
4.450%, 2/15/33	300,000	302,432
4.800%, 7/17/34	200,000	203,135
5.000%, 7/23/35	250,000	254,647

		26,442,638

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,470,932
Dollar General Corp.
4.625%, 11/1/27	400,000	403,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.200%, 7/5/28	$415,000	$425,066
Dollar Tree, Inc.
2.650%, 12/1/31(x)	500,000	445,658
Kroger Co. (The)
2.650%, 10/15/26	600,000	591,114
4.500%, 1/15/29	350,000	354,160
1.700%, 1/15/31	625,000	546,618
5.000%, 9/15/34	2,340,000	2,353,718
Sysco Corp.
2.400%, 2/15/30	115,000	106,442
5.950%, 4/1/30	2,000,000	2,119,321
2.450%, 12/14/31	180,000	160,035
Target Corp.
1.950%, 1/15/27	400,000	390,341
3.375%, 4/15/29	750,000	733,455
4.500%, 9/15/32	500,000	502,831
4.400%, 1/15/33	85,000	84,911
Walmart, Inc.
3.950%, 9/9/27	440,000	441,674
3.900%, 4/15/28	315,000	316,168
1.500%, 9/22/28	475,000	445,036
2.375%, 9/24/29	19,000	17,975
4.000%, 4/15/30(x)	250,000	251,601
1.800%, 9/22/31	210,000	184,940
4.150%, 9/9/32	470,000	470,879
4.100%, 4/15/33	2,335,000	2,317,626
4.900%, 4/28/35	180,000	184,467

		16,318,043

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.900%, 3/1/32	340,000	310,391
Bunge Ltd. Finance Corp.
3.750%, 9/25/27	225,000	223,682
2.750%, 5/14/31	750,000	686,498
4.650%, 9/17/34	200,000	195,752
5.150%, 8/4/35	500,000	505,917
Campbell’s Co. (The)
5.400%, 3/21/34	750,000	767,717
Conagra Brands, Inc.
5.300%, 10/1/26	295,000	297,829
4.850%, 11/1/28	885,000	893,853
5.750%, 8/1/35(x)	500,000	507,946
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	530,051
2.400%, 3/15/31	160,000	141,783
General Mills, Inc.
4.200%, 4/17/28	375,000	375,654
2.250%, 10/14/31	875,000	770,286
4.950%, 3/29/33	180,000	182,414
Hershey Co. (The)
4.250%, 5/4/28	350,000	353,224
2.450%, 11/15/29	200,000	187,741
1.700%, 6/1/30	390,000	348,754
4.500%, 5/4/33	355,000	355,751
5.100%, 2/24/35	200,000	205,803
Hormel Foods Corp.
1.700%, 6/3/28(x)	535,000	504,343
1.800%, 6/11/30	415,000	372,788
Ingredion, Inc.
3.200%, 10/1/26	200,000	198,042
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	838,504
2.375%, 3/15/30	185,000	170,697
Kellanova
3.400%, 11/15/27	650,000	642,120
4.300%, 5/15/28	500,000	503,806
5.250%, 3/1/33	180,000	186,233
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	741,404
1.850%, 2/15/31	165,000	144,335
4.950%, 4/15/33	290,000	294,511
4.700%, 10/15/34	165,000	161,832
Mondelez International, Inc.
2.625%, 3/17/27	400,000	391,932
2.750%, 4/13/30	835,000	783,131
3.000%, 3/17/32	400,000	366,551
4.750%, 8/28/34	125,000	124,704
5.125%, 5/6/35	500,000	509,634
Tyson Foods, Inc.
3.550%, 6/2/27	975,000	964,999
4.350%, 3/1/29	325,000	325,194
Unilever Capital Corp.
3.500%, 3/22/28	1,000,000	989,987
4.875%, 9/8/28	200,000	205,429
2.125%, 9/6/29	500,000	465,342
1.375%, 9/14/30	210,000	185,104
1.750%, 8/12/31	345,000	302,453
4.625%, 8/12/34	220,000	221,165

		18,435,286

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	185,942
Clorox Co. (The)
3.100%, 10/1/27	500,000	490,868
3.900%, 5/15/28	500,000	497,507
4.400%, 5/1/29	500,000	504,584
1.800%, 5/15/30	140,000	125,467
4.600%, 5/1/32	500,000	505,041
Colgate-Palmolive Co.
3.100%, 8/15/27	250,000	246,948
4.600%, 3/1/28(x)	355,000	361,037
Kimberly-Clark Corp.
1.050%, 9/15/27	250,000	237,294
3.950%, 11/1/28	375,000	374,871
3.200%, 4/25/29	750,000	731,189
2.000%, 11/2/31	750,000	668,915
4.500%, 2/16/33	100,000	101,302
Procter & Gamble Co. (The)
2.450%, 11/3/26	500,000	492,648
1.900%, 2/1/27	600,000	585,226
2.850%, 8/11/27(x)	1,000,000	983,411
3.950%, 1/26/28	250,000	251,306
1.200%, 10/29/30	500,000	437,291
1.950%, 4/23/31	1,000,000	899,144
2.300%, 2/1/32	600,000	545,431
4.050%, 1/26/33(x)	250,000	249,737

		9,475,159

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	494,040
4.375%, 5/15/28	225,000	226,631
1.950%, 3/15/31(x)	585,000	516,474
4.650%, 5/15/33	250,000	250,210
Haleon US Capital LLC
3.375%, 3/24/27	550,000	544,247
3.375%, 3/24/29	500,000	486,768
3.625%, 3/24/32	610,000	578,244

		3,096,614

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30	2,240,000	2,151,226
6.875%, 11/1/33	1,000,000	1,128,882
5.250%, 8/6/35	250,000	252,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BAT Capital Corp.
2.259%, 3/25/28	$350,000	$334,287
3.462%, 9/6/29	750,000	725,895
4.906%, 4/2/30	1,500,000	1,528,064
6.343%, 8/2/30	500,000	539,069
4.742%, 3/16/32	500,000	502,043
7.750%, 10/19/32	110,000	128,254
6.421%, 8/2/33	500,000	548,490
5.625%, 8/15/35(x)	1,000,000	1,036,750
BAT International Finance plc
4.448%, 3/16/28	500,000	502,657
5.931%, 2/2/29	390,000	409,227
Philip Morris International, Inc.
3.125%, 8/17/27	1,000,000	984,293
4.875%, 2/15/28	1,500,000	1,527,066
5.250%, 9/7/28	500,000	515,578
5.125%, 2/15/30	1,500,000	1,548,895
2.100%, 5/1/30	120,000	109,309
1.750%, 11/1/30	300,000	265,270
5.375%, 2/15/33	1,500,000	1,563,814
5.625%, 9/7/33	500,000	529,351
4.900%, 11/1/34	500,000	502,997
4.875%, 4/30/35(x)	375,000	375,241

		17,708,833

Total Consumer Staples		91,476,573

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	488,343
3.337%, 12/15/27	1,250,000	1,232,029
3.138%, 11/7/29	215,000	206,790
4.486%, 5/1/30	145,000	146,230
Halliburton Co.
2.920%, 3/1/30(x)	2,000,000	1,883,077
Helmerich & Payne, Inc.
2.900%, 9/29/31(x)	105,000	92,807

		4,049,276

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
4.800%, 5/3/29	415,000	420,367
BP Capital Markets America, Inc.
4.234%, 11/6/28	1,250,000	1,255,443
4.970%, 10/17/29	500,000	515,396
1.749%, 8/10/30	3,300,000	2,938,390
2.721%, 1/12/32	625,000	565,817
4.812%, 2/13/33	215,000	217,383
4.893%, 9/11/33	1,000,000	1,014,496
5.227%, 11/17/34	1,000,000	1,032,574
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,234,265
Canadian Natural Resources Ltd.
3.850%, 6/1/27	1,300,000	1,292,279
2.950%, 7/15/30	350,000	327,709
5.400%, 12/15/34§	250,000	253,098
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,527,725
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	976,871
Chevron Corp.
1.995%, 5/11/27	250,000	243,008
2.236%, 5/11/30	1,325,000	1,227,345
Chevron USA, Inc.
1.018%, 8/12/27	310,000	294,821
4.819%, 4/15/32	500,000	513,384
4.500%, 10/15/32	1,000,000	1,006,021
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	576,012
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	202,080
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	348,718
Devon Energy Corp.
5.200%, 9/15/34(x)	1,000,000	993,264
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	756,952
5.150%, 1/30/30	375,000	385,930
Enbridge, Inc.
1.600%, 10/4/26(x)	270,000	263,227
4.250%, 12/1/26	500,000	500,115
3.125%, 11/15/29	750,000	714,343
5.700%, 3/8/33	275,000	288,945
5.550%, 6/20/35	335,000	344,860
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54(k)(x)	2,000,000	2,117,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)	355,000	405,524
Energy Transfer LP
4.950%, 5/15/28	300,000	305,031
4.950%, 6/15/28	375,000	381,049
5.250%, 4/15/29(x)	1,000,000	1,027,963
4.150%, 9/15/29	750,000	743,784
6.400%, 12/1/30	460,000	498,602
6.550%, 12/1/33	1,500,000	1,639,578
5.550%, 5/15/34	1,000,000	1,025,143
5.600%, 9/1/34	1,000,000	1,023,466
Enterprise Products Operating LLC
4.150%, 10/16/28	600,000	601,257
3.125%, 7/31/29	750,000	722,149
2.800%, 1/31/30	755,000	712,862
5.350%, 1/31/33	500,000	521,573
4.850%, 1/31/34	1,000,000	1,005,718
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	495,414
Series E (CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	748,016
EOG Resources, Inc.
5.000%, 7/15/32	500,000	510,519
EQT Corp.
5.700%, 4/1/28	375,000	387,282
5.750%, 2/1/34	2,000,000	2,090,322
Equinor ASA
3.625%, 9/10/28	600,000	594,114
2.375%, 5/22/30	375,000	347,231
5.125%, 6/3/35	500,000	514,254
HF Sinclair Corp.
6.250%, 1/15/35	750,000	782,237
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,670,473
4.300%, 3/1/28	1,250,000	1,255,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.100%, 8/1/29	$235,000	$241,277
5.400%, 2/1/34	2,000,000	2,058,522
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	296,683
MPLX LP
4.125%, 3/1/27	2,085,000	2,082,810
2.650%, 8/15/30	455,000	417,926
5.000%, 1/15/33	750,000	747,176
5.400%, 9/15/35	1,000,000	999,282
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	324,444
5.375%, 1/1/32	2,000,000	2,032,579
5.550%, 10/1/34(x)	1,000,000	1,015,122
ONEOK, Inc.
5.550%, 11/1/26	290,000	293,207
4.000%, 7/13/27	225,000	224,223
5.650%, 11/1/28	190,000	197,141
4.350%, 3/15/29	500,000	497,615
3.400%, 9/1/29	500,000	481,654
3.100%, 3/15/30	350,000	330,345
3.250%, 6/1/30	250,000	235,856
5.800%, 11/1/30	310,000	326,541
4.950%, 10/15/32	250,000	249,113
5.050%, 11/1/34	2,000,000	1,969,037
Ovintiv, Inc.
5.650%, 5/15/28	420,000	432,375
Phillips 66
3.900%, 3/15/28	500,000	496,860
Phillips 66 Co.
3.550%, 10/1/26	300,000	298,168
4.950%, 12/1/27	500,000	508,192
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	897,104
2.150%, 1/15/31	260,000	233,558
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	500,648
3.550%, 12/15/29	2,500,000	2,415,722
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	503,232
4.500%, 5/15/30	1,225,000	1,229,058
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	391,796
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	1,000,000	1,004,923
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	311,972
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,056,875
6.500%, 3/30/34	2,000,000	2,174,361
5.550%, 8/15/35	1,000,000	1,018,188
TC PipeLines LP
3.900%, 5/25/27	200,000	198,864
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	736,315
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	248,953
4.724%, 9/10/34	250,000	251,314
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,749,455
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	498,708
3.250%, 5/15/30	250,000	238,085
Valero Energy Corp.
2.150%, 9/15/27	750,000	721,959
4.350%, 6/1/28	240,000	240,814
4.000%, 4/1/29	765,000	755,699
Valero Energy Partners LP
4.500%, 3/15/28	500,000	503,564
Viper Energy Partners LLC
5.700%, 8/1/35	1,000,000	1,015,470
Western Midstream Operating LP
6.350%, 1/15/29	415,000	437,904
6.150%, 4/1/33	415,000	438,693
5.450%, 11/15/34	1,000,000	1,001,197
Williams Cos., Inc. (The)
3.750%, 6/15/27	500,000	496,628
5.300%, 8/15/28	500,000	515,720
2.600%, 3/15/31	1,165,000	1,055,792
4.650%, 8/15/32	750,000	746,808
5.650%, 3/15/33	500,000	524,842
5.150%, 3/15/34	750,000	761,173

		86,988,965

Total Energy		91,038,241

Financials (12.6%)
Banks (7.1%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	620,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	500,000	580,154
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35(k)	1,000,000	1,060,835
Banco Santander SA
4.250%, 4/11/27	1,000,000	1,001,161
5.294%, 8/18/27	435,000	443,340
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	199,702
4.379%, 4/12/28	1,200,000	1,202,775
5.588%, 8/8/28	500,000	519,408
3.306%, 6/27/29	800,000	773,305
3.490%, 5/28/30	200,000	192,238
2.749%, 12/3/30	1,745,000	1,582,719
2.958%, 3/25/31	480,000	444,605
5.439%, 7/15/31	500,000	524,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	546,208
6.921%, 8/8/33	295,000	328,132
6.938%, 11/7/33	1,250,000	1,430,745
6.350%, 3/14/34	600,000	643,494
6.033%, 1/17/35	325,000	348,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	$1,000,000	$994,736
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	783,552
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,490,085
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,253,796
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	4,374,270
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,988,375
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	1,024,562
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	2,034,937
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,256,979
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	1,045,098
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,252,980
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	2,500,000	2,310,036
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	891,786
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,330,369
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,816,994
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,326,667
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,209,566
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	445,017
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	997,415
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	1,021,259
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	1,035,292
(SOFR + 1.84%), 5.872%, 9/15/34(k)	1,750,000	1,871,720
(SOFR + 1.65%), 5.468%, 1/23/35(k)	2,000,000	2,083,368
(SOFR + 1.91%), 5.425%, 8/15/35(k)	500,000	509,529
(SOFR + 1.74%), 5.518%, 10/25/35(k)	500,000	512,130
(SOFR + 1.31%), 5.511%, 1/24/36(k)	375,000	391,307
(SOFR + 1.70%), 5.744%, 2/12/36(k)	675,000	701,862
(SOFR + 1.64%), 5.464%, 5/9/36(k)	500,000	521,684
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,518,693
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,305,686
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	454,742
Bank of Montreal
2.650%, 3/8/27	265,000	259,943
5.203%, 2/1/28	500,000	512,449
5.717%, 9/25/28	500,000	522,145
5.511%, 6/4/31(x)	500,000	526,156
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31(k)(x)	600,000	596,903
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	666,366
Series H
4.700%, 9/14/27	500,000	505,782
Bank of Nova Scotia (The)
1.950%, 2/2/27	175,000	170,368
2.951%, 3/11/27	500,000	492,687
5.250%, 6/12/28	200,000	206,147
5.450%, 8/1/29	295,000	307,945
4.850%, 2/1/30	125,000	127,814
2.150%, 8/1/31	500,000	442,579
(SOFR + 1.09%),
4.338%, 9/15/31(k)	500,000	496,410
2.450%, 2/2/32(x)	250,000	221,769
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	2,132,595
BankUnited, Inc.
5.125%, 6/11/30	750,000	750,000
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	718,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	704,255
(SOFR + 1.34%), 4.837%, 9/10/28(k)	305,000	308,182
4.972%, 5/16/29	1,000,000	1,015,260
(SOFR + 1.08%), 4.476%, 11/11/29(k)	1,000,000	1,001,859
(SOFR + 1.74%), 5.690%, 3/12/30(k)	2,000,000	2,079,093
5.088%, 6/20/30	2,000,000	2,021,624
(SOFR + 1.56%), 4.942%, 9/10/30(k)	285,000	289,264
(SOFR + 1.23%), 5.367%, 2/25/31(k)	1,000,000	1,030,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	$1,000,000	$903,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	607,856
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	483,405
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	1,045,306
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,491,234
(SOFR + 1.91%), 5.335%, 9/10/35(k)	460,000	466,326
(SOFR + 1.59%), 5.785%, 2/25/36(k)	1,250,000	1,302,889
BPCE SA
3.375%, 12/2/26	500,000	495,639
Canadian Imperial Bank of Commerce
5.926%, 10/2/26	500,000	509,320
3.450%, 4/7/27(x)	225,000	223,094
5.001%, 4/28/28	500,000	510,931
5.986%, 10/3/28	500,000	526,027
5.260%, 4/8/29(x)	500,000	517,264
(SOFR + 1.34%), 4.631%, 9/11/30(k)(x)	160,000	161,786
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31(k)	1,000,000	1,002,002
3.600%, 4/7/32(x)	225,000	212,988
6.092%, 10/3/33	250,000	272,353
Capital One NA
4.650%, 9/13/28	625,000	632,543
2.700%, 2/6/30	250,000	233,943
Citibank NA
5.803%, 9/29/28	1,000,000	1,048,782
4.914%, 5/29/30	715,000	733,719
5.570%, 4/30/34	1,500,000	1,579,210
Citigroup, Inc.
4.450%, 9/29/27	1,250,000	1,255,203
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	984,799
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	720,608
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,464,676
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)(x)	2,000,000	1,993,369
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)(x)	1,750,000	1,729,408
(SOFR + 1.42%), 2.976%, 11/5/30(k)(x)	1,250,000	1,182,089
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,393,425
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,840,891
(SOFR + 1.17%), 4.503%, 9/11/31(k)	1,000,000	999,955
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	751,651
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	794,033
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	727,414
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,428,069
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	505,195
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	759,192
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34(k)	3,000,000	3,065,600
(SOFR + 2.06%), 5.827%, 2/13/35(k)	3,000,000	3,102,967
(SOFR + 1.45%), 5.449%, 6/11/35(k)	1,000,000	1,033,431
(SOFR + 1.83%), 6.020%, 1/24/36(k)	320,000	334,808
(SOFR + 1.47%), 5.333%, 3/27/36(k)	750,000	768,234
(SOFR + 1.49%), 5.174%, 9/11/36(k)	415,000	418,540
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	500,000	499,777
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	502,420
Citizens Financial Group, Inc.
2.500%, 2/6/30	150,000	137,692
3.250%, 4/30/30	470,000	444,639
(SOFR + 1.91%), 5.718%, 7/23/32(k)	300,000	312,628
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)(x)	500,000	505,055
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	249,501
Comerica, Inc.
4.000%, 2/1/29	450,000	444,300
Commonwealth Bank of Australia
4.150%, 10/1/30	250,000	249,800
Cooperatieve Rabobank UA
4.494%, 10/17/29	1,200,000	1,219,134
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	301,385
3.950%, 3/14/28	750,000	746,333
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	288,807
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	110,508
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	505,255
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	243,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bank NA
2.250%, 2/1/27	$300,000	$292,491
First Citizens BancShares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40(k)	500,000	505,598
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28(k)	1,250,000	1,246,191
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	1,008,248
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	503,391
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	396,098
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,127,775
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	424,610
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,147,048
(SOFR + 1.29%), 5.286%, 11/19/30(k)(x)	2,000,000	2,063,967
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,316,082
(SOFR + 1.52%), 5.733%, 5/17/32(k)	370,000	389,076
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	539,316
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	711,304
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	417,130
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	507,156
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	815,758
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	1,078,324
(SOFR + 3.02%), 7.399%, 11/13/34(k)	1,000,000	1,136,580
(SOFR + 1.78%), 5.719%, 3/4/35(k)	750,000	791,143
(SOFR + 1.90%), 5.874%, 11/18/35(k)	2,000,000	2,062,665
(SOFR + 1.56%), 5.450%, 3/3/36(k)	460,000	472,859
(SOFR + 1.88%), 5.790%, 5/13/36(k)	500,000	527,021
(SOFR + 1.96%), 5.741%, 9/10/36(k)	305,000	311,320
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	250,982
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	525,479
2.550%, 2/4/30	500,000	462,862
(SOFR + 1.28%), 5.272%, 1/15/31(k)	1,000,000	1,029,049
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	422,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	426,935
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	251,358
Industrial & Commercial
Bank of China Ltd. 3.538%, 11/8/27	500,000	495,910
ING Groep NV
3.950%, 3/29/27	1,250,000	1,245,301
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	498,511
4.050%, 4/9/29	560,000	555,289
(SOFR + 1.44%), 5.335%, 3/19/30(k)	1,000,000	1,031,364
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	242,332
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	339,991
(SOFR + 1.77%), 5.550%, 3/19/35(k)	750,000	778,603
(SOFR + 1.61%), 5.525%, 3/25/36(k)	425,000	440,190
JPMorgan Chase & Co.
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	295,262
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	1,002,583
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,724,523
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,695,750
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,686,449
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,495,024
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,052,426
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)	1,500,000	1,503,011
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,287,763
(SOFR + 1.57%), 6.087%, 10/23/29(k)	865,000	911,735
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	1,007,070
(SOFR + 1.16%), 5.581%, 4/22/30(k)	2,435,000	2,542,647
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	613,587
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	560,223
(SOFR + 1.13%), 4.995%, 7/22/30(k)	500,000	512,803
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,635,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	$815,000	$764,392
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,102,623
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	662,109
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,047,009
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,460,485
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	639,742
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	834,950
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	1,015,418
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	1,002,063
(SOFR + 1.81%), 6.254%, 10/23/34(k)	800,000	881,109
(SOFR + 1.62%), 5.336%, 1/23/35(k)	4,000,000	4,152,088
(SOFR + 1.49%), 5.766%, 4/22/35(k)	2,000,000	2,131,433
(SOFR + 1.46%), 5.294%, 7/22/35(k)	2,000,000	2,066,454
(SOFR + 1.34%), 4.946%, 10/22/35(k)	375,000	377,698
(SOFR + 1.32%), 5.502%, 1/24/36(k)	665,000	694,375
(SOFR + 1.64%), 5.576%, 7/23/36(k)	1,215,000	1,260,305
KeyBank NA
4.390%, 12/14/27	100,000	100,390
4.900%, 8/8/32	500,000	495,498
5.000%, 1/26/33	500,000	502,771
KeyCorp
2.250%, 4/6/27	750,000	728,548
Korea Development Bank (The)
1.375%, 4/25/27	500,000	480,975
4.375%, 2/15/28	525,000	530,329
3.750%, 9/16/30	358,000	354,531
1.625%, 1/19/31	500,000	443,650
2.000%, 10/25/31	500,000	445,400
4.250%, 9/8/32	500,000	501,585
5.625%, 10/23/33	400,000	432,748
Kreditanstalt fuer Wiederaufbau
4.375%, 3/1/27	5,000,000	5,043,276
3.000%, 5/20/27	1,575,000	1,557,855
4.000%, 6/28/27	1,000,000	1,005,302
3.750%, 2/15/28	1,420,000	1,422,480
2.875%, 4/3/28	1,750,000	1,717,983
3.875%, 5/15/28	1,000,000	1,005,272
3.875%, 6/15/28	735,000	738,985
3.500%, 8/9/28	715,000	712,299
4.000%, 3/15/29	5,000,000	5,048,166
1.750%, 9/14/29	525,000	486,570
4.625%, 3/18/30	1,000,000	1,036,061
0.750%, 9/30/30	400,000	345,243
4.125%, 7/15/33	1,200,000	1,203,035
4.375%, 2/28/34	1,500,000	1,530,538
Landwirtschaftliche Rentenbank
4.625%, 4/17/29	450,000	462,948
0.875%, 9/3/30(x)	750,000	652,353
5.000%, 10/24/33	750,000	791,397
Lloyds Banking Group plc
3.750%, 1/11/27	1,385,000	1,378,959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	397,102
4.375%, 3/22/28	1,350,000	1,354,508
4.550%, 8/16/28	850,000	858,331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	518,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	1,000,000	1,046,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	1,210,000	1,271,726
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	336,869
(SOFR + 2.26%), 6.082%, 3/13/32(k)	1,000,000	1,061,732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.43%), 5.400%, 7/30/35(k)	115,000	115,877
(SOFR + 1.61%), 5.385%, 1/16/36(k)	125,000	126,758
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	323,464
4.700%, 1/27/28	500,000	506,512
Mitsubishi UFJ Financial Group, Inc.
3.677%, 2/22/27	1,000,000	995,506
3.287%, 7/25/27	1,000,000	987,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,460,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	585,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	405,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	408,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	$205,000	$210,579
3.741%, 3/7/29	750,000	739,687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)	215,000	220,460
3.195%, 7/18/29	1,000,000	965,411
2.559%, 2/25/30	1,000,000	929,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30(k)	500,000	515,415
2.048%, 7/17/30	460,000	415,757
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	451,739
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	411,459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	628,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	209,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)	290,000	303,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	1,000,000	1,040,163
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.188%, 9/12/36(k)	200,000	203,094
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	213,705
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	518,466
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)	1,000,000	999,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	482,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)	300,000	310,414
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	719,079
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	526,802
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)	500,000	451,102
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	267,292
2.564%, 9/13/31	310,000	274,190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	658,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35(k)	1,000,000	1,045,598
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36(k)	500,000	512,475
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.734%, 7/18/31(k)	2,500,000	2,537,971
National Australia Bank Ltd.
3.905%, 6/9/27	500,000	499,765
4.944%, 1/12/28	300,000	306,338
4.900%, 6/13/28	500,000	511,539
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	289,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	204,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	761,245
4.445%, 5/8/30	750,000	751,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	$200,000	$214,429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,000,000	1,052,612
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	408,195
4.250%, 3/1/28	545,000	549,957
4.125%, 1/18/29	1,000,000	1,011,483
3.750%, 9/10/30	1,500,000	1,496,623
PNC Bank NA
3.100%, 10/25/27	500,000	491,150
2.700%, 10/22/29	395,000	371,265
PNC Financial Services Group, Inc. (The)
3.150%, 5/19/27	750,000	739,645
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27(k)	355,000	363,658
3.450%, 4/23/29	750,000	733,816
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	455,368
2.550%, 1/22/30	750,000	700,824
(SOFR + 1.20%), 5.492%, 5/14/30(k)	250,000	260,059
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	891,355
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	493,767
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	214,132
(SOFR + 1.95%), 5.939%, 8/18/34(k)	750,000	803,676
(SOFR + 2.28%), 6.875%, 10/20/34(k)	400,000	453,578
(SOFR + 1.90%), 5.676%, 1/22/35(k)	1,000,000	1,054,097
(SOFR + 1.60%), 5.401%, 7/23/35(k)	2,000,000	2,067,174
(SOFR + 1.39%), 5.575%, 1/29/36(k)	125,000	130,251
(SOFR + 1.42%), 5.373%, 7/21/36(k)	275,000	282,661
Regions Financial Corp.
1.800%, 8/12/28(x)	500,000	467,675
(SOFR + 1.49%), 5.722%, 6/6/30(k)	180,000	187,611
(SOFR + 2.06%), 5.502%, 9/6/35(k)(x)	165,000	169,270
Royal Bank of Canada
1.400%, 11/2/26(x)	500,000	486,602
2.050%, 1/21/27(x)	500,000	487,936
3.625%, 5/4/27	500,000	497,696
4.240%, 8/3/27	500,000	502,915
(United States SOFR Compounded Index + 0.72%), 4.510%, 10/18/27(k)	320,000	321,032
4.900%, 1/12/28	500,000	509,105
5.200%, 8/1/28	500,000	515,367
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28(k)	320,000	322,682
(SOFR + 1.10%), 4.969%, 8/2/30(k)	280,000	286,814
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30(k)	400,000	404,762
(SOFR + 1.06%), 4.696%, 8/6/31(k)	415,000	420,660
2.300%, 11/3/31(x)	500,000	447,167
5.000%, 5/2/33(x)	500,000	515,405
5.150%, 2/1/34(x)	3,000,000	3,116,937
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	485,927
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	253,644
(SOFR + 2.36%),
6.499%, 3/9/29(k)	125,000	130,338
(SOFR + 2.70%),
6.565%, 6/12/29(k)	500,000	523,905
(SOFR + 1.94%),
5.353%, 9/6/30(k)	1,000,000	1,019,589
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	488,316
3.823%, 11/3/28	750,000	742,195
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	245,770
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	456,576
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36(k)	440,000	435,163
Sumitomo Mitsui Financial Group, Inc.
3.010%, 10/19/26	1,000,000	989,814
2.174%, 1/14/27	220,000	214,462
3.364%, 7/12/27(x)	750,000	741,850
3.352%, 10/18/27	750,000	740,063
5.800%, 7/13/28	500,000	521,828
4.306%, 10/16/28	750,000	754,939
2.472%, 1/14/29	500,000	474,143
3.040%, 7/16/29	1,000,000	955,633
2.724%, 9/27/29	350,000	329,854
5.710%, 1/13/30	320,000	337,021
2.750%, 1/15/30	400,000	375,258
2.130%, 7/8/30	750,000	677,387
5.852%, 7/13/30	500,000	531,149
1.710%, 1/12/31	500,000	436,144
2.222%, 9/17/31	1,000,000	881,460
5.766%, 1/13/33	1,500,000	1,601,377
5.776%, 7/13/33	500,000	534,710
5.808%, 9/14/33	200,000	214,202
5.632%, 1/15/35	1,000,000	1,062,448
(SOFR + 1.50%), 5.246%, 7/8/36(k)	750,000	766,623
Synovus Bank
5.625%, 2/15/28	250,000	254,688
Toronto-Dominion Bank (The)
5.264%, 12/11/26	260,000	263,740
1.950%, 1/12/27	500,000	487,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 3/10/27	$500,000	$491,447
4.108%, 6/8/27	500,000	500,434
4.693%, 9/15/27	400,000	404,631
5.523%, 7/17/28	400,000	414,443
2.000%, 9/10/31	500,000	443,119
2.450%, 1/12/32(x)	500,000	444,154
3.200%, 3/10/32	500,000	463,999
4.456%, 6/8/32	265,000	264,227
Truist Bank
3.800%, 10/30/26	300,000	299,110
2.250%, 3/11/30	535,000	486,990
Truist Financial Corp.
(SOFR + 1.37%),
4.123%, 6/6/28(k)	315,000	315,071
(SOFR + 1.44%),
4.873%, 1/26/29(k)	205,000	207,882
3.875%, 3/19/29	750,000	738,640
(SOFR + 0.86%),
1.887%, 6/7/29(k)	375,000	353,005
1.950%, 6/5/30	335,000	301,908
(SOFR + 2.24%),
4.916%, 7/28/33(k)	500,000	497,456
(SOFR + 1.85%),
5.122%, 1/26/34(k)	205,000	207,815
(SOFR + 2.36%),
5.867%, 6/8/34(k)	500,000	529,329
(SOFR + 1.92%),
5.711%, 1/24/35(k)	2,000,000	2,095,624
US Bancorp
(SOFR + 0.73%),
2.215%, 1/27/28(k)	400,000	389,389
3.900%, 4/26/28	650,000	649,061
(SOFR + 1.66%),
4.548%, 7/22/28(k)	500,000	503,870
(SOFR + 1.23%),
4.653%, 2/1/29(k)	500,000	505,422
(SOFR + 2.02%),
5.775%, 6/12/29(k)	500,000	520,420
1.375%, 7/22/30	600,000	525,441
(SOFR + 1.25%),
5.100%, 7/23/30(k)	415,000	426,710
(SOFR + 1.02%),
2.677%, 1/27/33(k)	400,000	357,678
(SOFR + 2.11%),
4.967%, 7/22/33(k)	350,000	351,011
(SOFR + 1.60%),
4.839%, 2/1/34(k)	500,000	501,297
(SOFR + 2.26%),
5.836%, 6/12/34(k)	750,000	798,710
(SOFR + 1.86%),
5.678%, 1/23/35(k)	2,000,000	2,109,479
(SOFR + 1.41%),
5.424%, 2/12/36(k)	190,000	196,169
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	859,618
Webster Financial Corp.
4.100%, 3/25/29	500,000	487,615
Wells Fargo & Co.
3.000%, 10/23/26	1,500,000	1,484,848
(SOFR + 1.51%),
3.526%, 3/24/28(k)	710,000	703,004
(CME Term SOFR 3
Month + 1.57%),
3.584%, 5/22/28(k)	8,035,000	7,962,454
(SOFR + 2.10%),
2.393%, 6/2/28(k)	1,010,000	981,686
(SOFR + 1.98%),
4.808%, 7/25/28(k)	665,000	672,661
(SOFR + 1.74%),
5.574%, 7/25/29(k)	435,000	450,864
(SOFR + 0.88%),
4.078%, 9/15/29(k)	980,000	976,360
(CME Term SOFR 3
Month + 1.43%),
2.879%, 10/30/30(k)	1,250,000	1,182,291
(CME Term SOFR 3
Month + 1.26%),
2.572%, 2/11/31(k)	2,625,000	2,440,131
(SOFR + 1.50%),
5.150%, 4/23/31(k)	835,000	860,782
(SOFR + 1.50%),
3.350%, 3/2/33(k)	2,135,000	1,981,051
(SOFR + 2.10%),
4.897%, 7/25/33(k)	625,000	635,231
(SOFR + 2.02%),
5.389%, 4/24/34(k)	325,000	336,591
(SOFR + 1.99%),
5.557%, 7/25/34(k)	600,000	629,052
(SOFR + 2.06%),
6.491%, 10/23/34(k)	1,430,000	1,586,363
(SOFR + 1.78%),
5.499%, 1/23/35(k)	2,000,000	2,083,174
(SOFR + 1.38%),
5.211%, 12/3/35(k)	285,000	290,472
(SOFR + 1.74%),
5.605%, 4/23/36(k)	665,000	697,178
(SOFR + 1.34%),
4.892%, 9/15/36(k)	1,500,000	1,495,030
Wells Fargo Bank NA
5.254%, 12/11/26	600,000	608,683
Westpac Banking Corp.
3.350%, 3/8/27	1,250,000	1,240,637
4.043%, 8/26/27	1,500,000	1,504,750
1.953%, 11/20/28	500,000	470,526
5.050%, 4/16/29	500,000	516,334
2.650%, 1/16/30	350,000	330,160
2.150%, 6/3/31	500,000	448,964
6.820%, 11/17/33	1,250,000	1,399,797
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,791,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35(k)	1,400,000	1,442,445
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	247,350
Zions Bancorp NA
3.250%, 10/29/29	500,000	469,297
(SOFR + 2.83%),
6.816%, 11/19/35(k)	250,000	265,812

		363,339,927

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	198,813
5.500%, 8/20/34	250,000	256,107
Ameriprise Financial, Inc.
4.500%, 5/13/32	90,000	90,113
Apollo Debt Solutions BDC
6.700%, 7/29/31	400,000	423,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ares Capital Corp.
7.000%, 1/15/27	$110,000	$113,298
2.875%, 6/15/27	500,000	488,224
2.875%, 6/15/28	500,000	477,036
5.950%, 7/15/29	315,000	325,424
5.500%, 9/1/30	250,000	252,954
5.100%, 1/15/31	300,000	297,403
3.200%, 11/15/31	500,000	447,631
Ares Strategic Income Fund
6.350%, 8/15/29(x)	500,000	517,967
5.150%, 1/15/31§	750,000	739,860
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	500,000	489,226
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	1,000,000	971,352
2.050%, 1/26/27	400,000	390,699
3.250%, 5/16/27	700,000	692,882
3.850%, 4/28/28	850,000	850,261
(SOFR + 1.15%),
3.992%, 6/13/28(k)	500,000	499,621
(SOFR + 1.17%),
4.543%, 2/1/29(k)	250,000	252,381
3.850%, 4/26/29	500,000	497,929
(SOFR + 1.76%),
4.596%, 7/26/30(k)	145,000	147,263
1.650%, 1/28/31(x)	500,000	439,452
1.800%, 7/28/31	750,000	656,384
2.500%, 1/26/32	200,000	179,350
(SOFR + 1.23%),
5.060%, 7/22/32(k)	300,000	309,058
(SOFR + 1.42%),
4.289%, 6/13/33(k)	500,000	491,786
(SOFR + 1.85%),
6.474%, 10/25/34(k)	1,000,000	1,111,206
(SOFR + 1.42%),
5.188%, 3/14/35(k)	1,000,000	1,028,298
(SOFR + 1.35%),
5.316%, 6/6/36(k)	140,000	144,235
Series J
1.900%, 1/25/29	500,000	469,010
(SOFR + 1.61%),
4.967%, 4/26/34(k)	350,000	355,575
Barings BDC, Inc.
5.200%, 9/15/28	235,000	233,314
BGC Group, Inc.
8.000%, 5/25/28	500,000	534,067
6.600%, 6/10/29	185,000	192,488
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,030,132
BlackRock, Inc.
3.200%, 3/15/27	347,000	344,064
3.250%, 4/30/29	445,000	434,543
4.750%, 5/25/33	900,000	919,363
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	976,224
3.250%, 3/15/27	500,000	489,981
4.000%, 1/15/29	250,000	244,115
5.050%, 9/10/30	290,000	286,240
6.000%, 11/22/34(x)	500,000	512,375
Blackstone Secured Lending Fund
2.125%, 2/15/27(x)	500,000	483,520
2.850%, 9/30/28	500,000	473,414
Blue Owl Capital Corp.
2.875%, 6/11/28	750,000	709,834
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	299,517
7.950%, 6/13/28	500,000	535,045
6.600%, 9/15/29	185,000	192,737
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	496,333
4.350%, 4/15/30	2,000,000	1,996,491
2.724%, 4/15/31	230,000	209,850
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	210,000	208,758
Cboe Global Markets, Inc.
3.650%, 1/12/27(x)	650,000	646,358
3.000%, 3/16/32	500,000	459,525
Charles Schwab Corp. (The)
3.200%, 3/2/27	500,000	494,969
2.450%, 3/3/27	210,000	205,750
3.300%, 4/1/27	455,000	450,771
2.000%, 3/20/28	1,200,000	1,145,965
(SOFR + 2.21%),
5.643%, 5/19/29(k)	500,000	518,675
3.250%, 5/22/29	500,000	485,618
(SOFR + 1.88%),
6.196%, 11/17/29(k)	280,000	296,984
2.300%, 5/13/31	750,000	675,680
2.900%, 3/3/32	280,000	254,865
(SOFR + 2.50%),
5.853%, 5/19/34(k)	250,000	267,359
(SOFR + 2.01%),
6.136%, 8/24/34(k)	500,000	544,276
CI Financial Corp.
3.200%, 12/17/30	565,000	506,140
CME Group, Inc.
3.750%, 6/15/28	350,000	349,078
2.650%, 3/15/32	355,000	321,900
Deutsche Bank AG
5.371%, 9/9/27(x)	500,000	512,277
(SOFR + 1.22%),
2.311%, 11/16/27(k)	510,000	498,916
(SOFR + 1.32%),
2.552%, 1/7/28(k)	1,000,000	977,478
(SOFR + 3.18%),
6.720%, 1/18/29(k)	150,000	157,423
5.414%, 5/10/29	280,000	291,354
(SOFR + 1.30%),
4.950%, 8/4/31(k)	2,000,000	2,016,019
(SOFR + 3.04%),
3.547%, 9/18/31(k)	2,355,000	2,234,259
(SOFR + 3.65%),
7.079%, 2/10/34(k)	225,000	246,817
(SOFR + 2.05%),
5.403%, 9/11/35(k)(x)	220,000	223,838
Eaton Vance Corp.
3.500%, 4/6/27	250,000	248,434
Franklin Resources, Inc.
1.600%, 10/30/30(x)	600,000	524,184
FS KKR Capital Corp.
2.625%, 1/15/27	500,000	485,274
3.250%, 7/15/27	500,000	483,357
3.125%, 10/12/28	300,000	277,897
Goldman Sachs BDC, Inc.
5.650%, 9/9/30	160,000	161,066
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	1,815,000	1,802,838
(SOFR + 0.91%),
1.948%, 10/21/27(k)	1,060,000	1,034,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.11%),
2.640%, 2/24/28(k)	$455,000	$445,454
(SOFR + 1.85%),
3.615%, 3/15/28(k)	1,000,000	992,277
(CME Term SOFR 3
Month + 1.77%),
3.691%, 6/5/28(k)	1,000,000	991,811
(CME Term SOFR 3
Month + 1.56%),
4.223%, 5/1/29(k)	2,000,000	2,000,520
2.600%, 2/7/30	6,515,000	6,104,509
(SOFR + 1.27%),
5.727%, 4/25/30(k)	300,000	313,818
(SOFR + 1.21%),
5.049%, 7/23/30(k)	345,000	353,364
(SOFR + 1.09%),
1.992%, 1/27/32(k)	570,000	502,494
(SOFR + 1.28%),
2.615%, 4/22/32(k)	1,070,000	970,287
(SOFR + 1.25%),
2.383%, 7/21/32(k)	2,140,000	1,909,634
(SOFR + 1.26%),
2.650%, 10/21/32(k)	720,000	648,057
(SOFR + 1.41%),
3.102%, 2/24/33(k)	1,000,000	917,537
(SOFR + 1.95%),
6.561%, 10/24/34(k)	3,000,000	3,356,879
(SOFR + 1.55%),
5.851%, 4/25/35(k)	1,000,000	1,064,633
(SOFR + 1.55%),
5.330%, 7/23/35(k)	1,500,000	1,542,782
(SOFR + 1.42%),
5.016%, 10/23/35(k)	1,790,000	1,799,158
(SOFR + 1.38%),
5.536%, 1/28/36(k)	525,000	549,447
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	481,553
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	328,653
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	516,183
5.450%, 11/15/30§	500,000	500,060
Intercontinental Exchange, Inc.
4.000%, 9/15/27	600,000	599,991
3.750%, 9/21/28	535,000	530,487
4.350%, 6/15/29	250,000	251,873
5.250%, 6/15/31	275,000	287,489
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	670,744
5.875%, 7/21/28	270,000	281,244
2.625%, 10/15/31	1,500,000	1,334,332
Lazard Group LLC
4.500%, 9/19/28	350,000	351,692
4.375%, 3/11/29	500,000	499,154
LPL Holdings, Inc.
5.650%, 3/15/35	500,000	509,133
Main Street Capital Corp.
6.500%, 6/4/27	65,000	66,422
Moody’s Corp.
2.000%, 8/19/31(x)	1,250,000	1,096,394
4.250%, 8/8/32	250,000	246,975
Morgan Stanley
3.625%, 1/20/27	4,000,000	3,984,347
(SOFR + 1.00%),
2.475%, 1/21/28(k)	1,035,000	1,012,113
(SOFR + 1.61%),
4.210%, 4/20/28(k)	870,000	871,289
(SOFR + 2.24%),
6.296%, 10/18/28(k)	1,000,000	1,041,830
(CME Term SOFR 3
Month + 1.40%),
3.772%, 1/24/29(k)	1,800,000	1,783,050
(SOFR + 1.73%),
5.123%, 2/1/29(k)	500,000	510,462
(SOFR + 1.59%),
5.164%, 4/20/29(k)	765,000	783,594
(SOFR + 1.63%),
5.449%, 7/20/29(k)	430,000	443,996
(CME Term SOFR 3
Month + 1.89%),
4.431%, 1/23/30(k)	950,000	955,057
(SOFR + 1.26%),
5.656%, 4/18/30(k)	665,000	694,603
(SOFR + 1.22%),
5.042%, 7/19/30(k)	225,000	230,484
(SOFR + 1.14%),
2.699%, 1/22/31(k)	4,140,000	3,864,587
(SOFR + 3.12%),
3.622%, 4/1/31(k)	2,000,000	1,940,589
(SOFR + 1.18%),
2.239%, 7/21/32(k)	2,000,000	1,764,690
(SOFR + 1.20%),
2.511%, 10/20/32(k)	925,000	823,886
(SOFR + 1.29%),
2.943%, 1/21/33(k)	820,000	749,029
(SOFR + 2.08%),
4.889%, 7/20/33(k)	750,000	760,070
(SOFR + 2.56%),
6.342%, 10/18/33(k)	925,000	1,016,941
(SOFR + 1.87%),
5.250%, 4/21/34(k)	910,000	936,434
(SOFR + 1.88%),
5.424%, 7/21/34(k)	560,000	583,026
(SOFR + 1.73%),
5.466%, 1/18/35(k)	2,000,000	2,080,412
(SOFR + 1.58%),
5.831%, 4/19/35(k)(x)	1,500,000	1,592,895
(SOFR + 1.42%),
5.587%, 1/18/36(k)	625,000	653,546
(SOFR + 1.76%),
5.664%, 4/17/36(k)	400,000	421,934
(SOFR + 1.36%),
2.484%, 9/16/36(k)	1,250,000	1,086,076
(SOFR + 2.62%),
5.297%, 4/20/37(k)	785,000	795,666
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	521,541
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	3,000,000	3,127,915
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	119,093
Nasdaq, Inc.
5.350%, 6/28/28	225,000	231,774
1.650%, 1/15/31	750,000	655,573
5.550%, 2/15/34	2,000,000	2,098,529
Nomura Holdings, Inc.
2.329%, 1/22/27	500,000	487,746
5.386%, 7/6/27	500,000	509,342
5.842%, 1/18/28	200,000	206,737
6.070%, 7/12/28	500,000	523,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.710%, 1/22/29	$500,000	$474,967
3.103%, 1/16/30	750,000	709,816
2.679%, 7/16/30	1,000,000	919,915
2.608%, 7/14/31	685,000	614,609
2.999%, 1/22/32	500,000	451,565
6.181%, 1/18/33	200,000	216,227
6.087%, 7/12/33(x)	500,000	540,116
North Haven Private Income Fund LLC
5.125%, 9/25/28§	105,000	104,438
Northern Trust Corp.
4.000%, 5/10/27	335,000	335,787
3.650%, 8/3/28	500,000	496,795
3.150%, 5/3/29	500,000	486,789
1.950%, 5/1/30	560,000	509,708
3.375%, 5/8/32	468,000	458,986
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	484,829
7.100%, 2/15/29	500,000	517,381
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	124,397
Raymond James Financial, Inc.
4.900%, 9/11/35	245,000	242,067
S&P Global, Inc.
2.450%, 3/1/27	235,000	230,040
2.700%, 3/1/29	500,000	477,684
1.250%, 8/15/30	975,000	850,012
2.900%, 3/1/32	350,000	319,928
5.250%, 9/15/33	635,000	664,524
Sixth Street Lending Partners
6.500%, 3/11/29	355,000	369,217
Sixth Street Specialty Lending, Inc.
6.950%, 8/14/28	355,000	374,570
Stifel Financial Corp.
4.000%, 5/15/30	500,000	489,039
UBS AG
5.000%, 7/9/27	500,000	508,418
7.500%, 2/15/28	400,000	430,315
5.650%, 9/11/28	500,000	524,558

		132,010,821

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	795,000	781,295
3.650%, 7/21/27	1,000,000	991,276
4.625%, 10/15/27	500,000	503,625
3.875%, 1/23/28	500,000	495,879
5.750%, 6/6/28	210,000	217,553
3.000%, 10/29/28	390,000	375,497
4.625%, 9/10/29	1,500,000	1,511,160
6.150%, 9/30/30	365,000	390,697
4.375%, 11/15/30	150,000	149,289
4.950%, 9/10/34(x)	335,000	333,666
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	2,000,000	2,082,926
Ally Financial, Inc.
4.750%, 6/9/27	500,000	502,594
2.200%, 11/2/28	250,000	232,123
(SOFR + 3.26%),
6.992%, 6/13/29(k)	625,000	659,392
(SOFR + 1.78%),
5.548%, 7/31/33(k)	500,000	504,027
(SOFR + 2.29%),
6.184%, 7/26/35(k)	1,000,000	1,030,619
American Express Co.
1.650%, 11/4/26(x)	1,460,000	1,423,908
2.550%, 3/4/27	335,000	328,290
3.300%, 5/3/27	1,150,000	1,138,518
(SOFR + 0.93%),
5.043%, 7/26/28(k)	375,000	381,334
4.050%, 5/3/29	335,000	335,640
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29(k)	500,000	515,593
(SOFR + 1.09%),
5.532%, 4/25/30(k)	500,000	522,360
(SOFR + 1.94%),
6.489%, 10/30/31(k)	335,000	366,863
(SOFR + 2.26%),
4.989%, 5/26/33(k)	265,000	269,753
(SOFR + 1.22%),
4.918%, 7/20/33(k)	1,170,000	1,187,567
(SOFR + 1.84%),
5.043%, 5/1/34(k)	750,000	768,789
(SOFR + 1.42%),
5.284%, 7/26/35(k)	1,500,000	1,545,557
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)	185,000	192,074
(SOFR + 1.79%),
5.667%, 4/25/36(k)	135,000	142,777
American Honda Finance Corp.
2.350%, 1/8/27	500,000	489,372
4.550%, 7/9/27	290,000	292,193
4.700%, 1/12/28	350,000	354,348
5.125%, 7/7/28	500,000	512,441
4.600%, 4/17/30	500,000	504,491
4.500%, 9/4/30	500,000	500,894
5.850%, 10/4/30	440,000	468,123
1.800%, 1/13/31(x)	350,000	305,690
5.050%, 7/10/31	500,000	512,742
5.150%, 7/9/32	350,000	358,123
4.900%, 1/10/34	1,000,000	1,006,284
5.200%, 3/5/35	500,000	507,200
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	285,028
Capital One Financial Corp.
4.100%, 2/9/27	565,000	564,312
3.750%, 3/9/27	1,150,000	1,143,298
3.650%, 5/11/27	500,000	495,973
3.800%, 1/31/28	1,000,000	992,128
(SOFR + 2.06%),
4.927%, 5/10/28(k)	500,000	504,796
(SOFR + 2.64%),
6.312%, 6/8/29(k)	335,000	351,403
(SOFR + 1.79%),
3.273%, 3/1/30(k)	500,000	482,138
(SOFR + 2.60%),
5.247%, 7/26/30(k)	500,000	513,870
(SOFR + 1.56%),
5.463%, 7/26/30(k)	200,000	207,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 3.07%),
7.624%, 10/30/31(k)	$715,000	$806,969
(SOFR + 1.34%),
2.359%, 7/29/32(k)	1,000,000	860,980
(SOFR + 1.27%),
2.618%, 11/2/32(k)	1,000,000	887,988
(SOFR + 2.37%),
5.268%, 5/10/33(k)	500,000	511,486
(SOFR + 2.60%),
5.817%, 2/1/34(k)	500,000	523,705
(SOFR + 2.86%),
6.377%, 6/8/34(k)	335,000	361,537
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	1,000,000	1,178,728
(SOFR + 2.04%),
6.183%, 1/30/36(k)	200,000	207,513
(SOFR + 1.63%),
5.197%, 9/11/36(k)	280,000	276,672
Caterpillar Financial Services Corp.
1.700%, 1/8/27	355,000	345,411
3.600%, 8/12/27	500,000	497,756
4.700%, 11/15/29	2,000,000	2,047,096
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,031,280
6.050%, 3/5/31	3,000,000	3,067,680
6.054%, 11/5/31	1,000,000	1,021,830
7.122%, 11/7/33	2,805,000	2,998,545
6.125%, 3/8/34	3,000,000	3,013,020
General Motors Financial Co., Inc.
4.000%, 10/6/26	750,000	747,933
4.350%, 1/17/27	835,000	835,675
2.350%, 2/26/27	500,000	486,893
5.000%, 4/9/27	450,000	453,905
3.850%, 1/5/28	500,000	495,585
6.000%, 1/9/28	200,000	206,854
2.400%, 4/10/28	600,000	572,487
5.800%, 6/23/28	500,000	517,584
2.400%, 10/15/28(x)	500,000	472,234
5.650%, 1/17/29	350,000	361,722
4.300%, 4/6/29	500,000	495,819
5.850%, 4/6/30	295,000	308,451
2.350%, 1/8/31	500,000	442,682
2.700%, 6/10/31	750,000	668,185
5.600%, 6/18/31	155,000	160,284
6.400%, 1/9/33	700,000	749,466
6.100%, 1/7/34	1,000,000	1,050,962
5.450%, 9/6/34	220,000	221,016
5.900%, 1/7/35	500,000	515,342
6.150%, 7/15/35	1,000,000	1,044,722
John Deere Capital Corp.
2.350%, 3/8/27	250,000	244,806
1.750%, 3/9/27	175,000	169,735
2.800%, 9/8/27	400,000	392,303
3.050%, 1/6/28	500,000	490,528
4.750%, 1/20/28	530,000	540,520
4.900%, 3/3/28	300,000	306,785
4.950%, 7/14/28	785,000	805,661
3.450%, 3/7/29	270,000	265,304
4.850%, 6/11/29	500,000	513,742
2.800%, 7/18/29	325,000	310,602
4.850%, 10/11/29	500,000	515,285
2.450%, 1/9/30	290,000	271,412
4.700%, 6/10/30	415,000	425,685
4.350%, 9/15/32	375,000	375,529
5.100%, 4/11/34	1,000,000	1,034,211
Series I
5.150%, 9/8/33	500,000	522,967
Series MTN1
5.050%, 6/12/34	1,000,000	1,030,010
PACCAR Financial Corp.
2.000%, 2/4/27	350,000	341,469
4.600%, 1/10/28	100,000	101,480
4.950%, 8/10/28	500,000	514,169
Synchrony Financial
3.950%, 12/1/27	1,500,000	1,482,715
5.150%, 3/19/29	250,000	253,103
2.875%, 10/28/31	250,000	221,407
(SOFR + 2.07%),
6.000%, 7/29/36(k)	65,000	66,557
Toyota Motor Credit Corp.
1.150%, 8/13/27	590,000	561,554
3.050%, 1/11/28	500,000	489,621
4.625%, 1/12/28	320,000	324,653
1.900%, 4/6/28	600,000	570,715
5.250%, 9/11/28	750,000	774,916
3.650%, 1/8/29	500,000	494,462
5.050%, 5/16/29	500,000	515,486
4.450%, 6/29/29	500,000	505,416
2.150%, 2/13/30	500,000	460,878
4.550%, 5/17/30	750,000	762,278
1.650%, 1/10/31	550,000	481,375
2.400%, 1/13/32	500,000	444,690
4.700%, 1/12/33	350,000	353,936
4.800%, 1/5/34	1,500,000	1,522,797
5.350%, 1/9/35	300,000	313,213

		82,450,511

Financial Services (0.5%)
Apollo Global Management, Inc.
5.150%, 8/12/35	235,000	235,775
Block Financial LLC
2.500%, 7/15/28	350,000	331,832
3.875%, 8/15/30	230,000	221,665
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,242,773
Fidelity National Information Services, Inc.
1.650%, 3/1/28	215,000	202,518
5.100%, 7/15/32	500,000	511,817
Fiserv, Inc.
2.250%, 6/1/27	1,000,000	972,186
5.375%, 8/21/28	500,000	515,110
4.200%, 10/1/28	465,000	464,468
3.500%, 7/1/29	890,000	863,741
2.650%, 6/1/30	1,500,000	1,387,896
5.600%, 3/2/33	225,000	235,037
5.625%, 8/21/33	500,000	524,629
5.150%, 8/12/34	500,000	506,647
5.250%, 8/11/35(x)	290,000	292,917
Global Payments, Inc.
2.150%, 1/15/27	500,000	486,403
4.950%, 8/15/27	315,000	318,701
4.450%, 6/1/28(x)	500,000	500,443
5.300%, 8/15/29	300,000	306,772
2.900%, 5/15/30	235,000	217,444
2.900%, 11/15/31	500,000	447,639
5.400%, 8/15/32(x)	500,000	510,986
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	125,000	126,744
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	283,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.670%, 6/8/32	$250,000	$259,312
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,138,994
3.500%, 2/26/28	140,000	138,787
4.875%, 3/9/28	355,000	363,262
2.950%, 6/1/29	700,000	676,546
2.000%, 11/18/31	500,000	441,842
National Rural Utilities Cooperative Finance Corp.
3.050%, 4/25/27	350,000	345,201
3.400%, 2/7/28	500,000	492,425
4.800%, 3/15/28	145,000	147,632
5.050%, 9/15/28	1,250,000	1,282,189
3.900%, 11/1/28	250,000	248,480
5.150%, 6/15/29	500,000	518,001
5.800%, 1/15/33	165,000	176,860
5.000%, 8/15/34	600,000	608,557
Series D
4.150%, 8/25/28	155,000	155,202
ORIX Corp.
3.700%, 7/18/27	400,000	396,486
5.000%, 9/13/27	200,000	203,336
2.250%, 3/9/31(x)	350,000	311,593
4.000%, 4/13/32	250,000	241,122
5.200%, 9/13/32	200,000	206,152
5.400%, 2/25/35	200,000	205,840
PayPal Holdings, Inc.
2.650%, 10/1/26	335,000	330,890
3.900%, 6/1/27	180,000	179,992
2.300%, 6/1/30	1,000,000	919,607
4.400%, 6/1/32	500,000	499,516
Private Export Funding Corp.
4.500%, 2/7/27§	625,000	630,469
Shell International Finance BV
2.500%, 9/12/26(x)	1,000,000	987,980
Synchrony Bank
5.625%, 8/23/27	250,000	255,360
Visa, Inc.
0.750%, 8/15/27	465,000	440,403
2.750%, 9/15/27	300,000	294,480
Voya Financial, Inc.
5.000%, 9/20/34	110,000	109,402
Western Union Co. (The)
2.750%, 3/15/31	350,000	311,097
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	987,383
6.000%, 5/19/35	500,000	524,617

		26,736,668

Insurance (0.8%)
Alleghany Corp.
3.625%, 5/15/30	500,000	487,197
Allstate Corp. (The)
3.280%, 12/15/26	500,000	495,123
5.050%, 6/24/29	125,000	128,373
1.450%, 12/15/30	300,000	258,710
5.250%, 3/30/33	390,000	403,838
American Financial Group, Inc.
5.000%, 9/23/35	65,000	63,529
American International Group, Inc.
5.125%, 3/27/33	665,000	683,190
5.450%, 5/7/35	125,000	129,953
American National Group, Inc.
6.000%, 7/15/35	500,000	510,286
Aon Corp.
2.850%, 5/28/27	180,000	176,423
4.500%, 12/15/28	650,000	656,426
3.750%, 5/2/29	350,000	344,613
2.800%, 5/15/30	500,000	469,249
2.050%, 8/23/31	750,000	658,629
2.600%, 12/2/31	355,000	319,359
5.000%, 9/12/32	500,000	513,865
Aon North America, Inc.
5.450%, 3/1/34	750,000	781,678
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	498,875
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	327,163
Assurant, Inc.
4.900%, 3/27/28	250,000	252,757
2.650%, 1/15/32	500,000	439,323
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	194,284
Athene Holding Ltd.
4.125%, 1/12/28	750,000	748,087
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	245,754
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	194,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	497,604
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	490,288
1.850%, 3/12/30(x)	165,000	151,137
1.450%, 10/15/30(x)	395,000	350,044
2.875%, 3/15/32	500,000	467,563
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,975,256
5.625%, 5/15/30	145,000	148,619
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	300,445
4.200%, 3/17/32	325,000	313,466
5.550%, 6/23/35	250,000	256,738
Chubb INA Holdings LLC
4.650%, 8/15/29	400,000	407,488
1.375%, 9/15/30	1,665,000	1,458,573
4.900%, 8/15/35	415,000	417,647
CNA Financial Corp.
3.450%, 8/15/27	500,000	494,011
3.900%, 5/1/29	210,000	207,053
2.050%, 8/15/30	170,000	151,610
5.200%, 8/15/35	250,000	249,486
Enstar Group Ltd.
4.950%, 6/1/29	350,000	352,775
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	88,558
6.250%, 10/4/34	315,000	320,549
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	252,978
4.625%, 4/29/30	750,000	752,786
3.375%, 3/3/31(x)	355,000	334,983
5.625%, 8/16/32	250,000	259,919
6.000%, 12/7/33	500,000	530,857
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	476,507
3.400%, 6/15/30	300,000	284,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
First American Financial Corp.
4.000%, 5/15/30	$180,000	$173,869
2.400%, 8/15/31	315,000	274,342
5.450%, 9/30/34	100,000	100,378
Globe Life, Inc.
4.550%, 9/15/28(x)	500,000	504,413
2.150%, 8/15/30	500,000	449,091
4.800%, 6/15/32	150,000	150,526
Hanover Insurance Group, Inc. (The)
5.500%, 9/1/35	105,000	105,665
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	506,198
Horace Mann Educators Corp.
4.700%, 10/1/30	125,000	123,789
Kemper Corp.
2.400%, 9/30/30(x)	500,000	441,873
3.800%, 2/23/32	500,000	461,643
Lincoln National Corp.
3.625%, 12/12/26	500,000	496,081
3.400%, 3/1/32	750,000	693,127
Loews Corp.
3.200%, 5/15/30	60,000	57,331
Manulife Financial Corp.
2.484%, 5/19/27(x)	350,000	341,180
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	740,612
3.703%, 3/16/32(x)	500,000	478,672
Markel Group, Inc.
3.500%, 11/1/27	350,000	345,152
3.350%, 9/17/29	90,000	86,986
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	706,364
2.375%, 12/15/31	340,000	302,611
5.400%, 9/15/33(x)	1,350,000	1,416,233
Mercury General Corp.
4.400%, 3/15/27	300,000	298,284
MetLife, Inc.
5.375%, 7/15/33	200,000	210,349
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	342,302
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	345,888
3.700%, 5/15/29	375,000	367,637
2.125%, 6/15/30	750,000	679,581
5.375%, 3/15/33	140,000	145,412
Progressive Corp. (The)
2.500%, 3/15/27	290,000	283,905
3.000%, 3/15/32	350,000	322,572
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	649,036
2.100%, 3/10/30	235,000	216,539
4.500%, 9/15/47	1,075,000	1,059,001
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	174,781
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	364,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54(k)	750,000	798,750
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,438,125
3.625%, 3/24/32	500,000	475,905
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	172,784
3.150%, 6/15/30	175,000	165,267
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	192,829
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	487,240
Travelers Cos., Inc. (The)
5.050%, 7/24/35	75,000	76,331
Unum Group
4.000%, 6/15/29	180,000	177,614
Willis North America, Inc.
4.650%, 6/15/27	200,000	201,517
4.500%, 9/15/28	500,000	504,184
2.950%, 9/15/29	540,000	511,849
5.350%, 5/15/33	500,000	516,925

		42,106,910

Total Financials		646,644,837

Health Care (2.5%)
Biotechnology (0.4%)
AbbVie, Inc.
2.950%, 11/21/26	1,430,000	1,413,871
3.200%, 11/21/29	1,790,000	1,726,906
5.050%, 3/15/34	4,000,000	4,111,888
5.200%, 3/15/35	500,000	517,355
Amgen, Inc.
2.200%, 2/21/27	705,000	687,971
3.200%, 11/2/27	1,250,000	1,228,186
5.150%, 3/2/28	800,000	818,401
1.650%, 8/15/28(x)	600,000	560,215
3.000%, 2/22/29	290,000	279,097
4.050%, 8/18/29	500,000	497,171
2.450%, 2/21/30	950,000	880,127
5.250%, 3/2/30	600,000	621,241
3.350%, 2/22/32	290,000	271,705
4.200%, 3/1/33(x)	500,000	485,906
5.250%, 3/2/33	730,000	755,067
Biogen, Inc.
2.250%, 5/1/30	735,000	669,752
5.750%, 5/15/35	140,000	146,541
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	222,862
1.650%, 10/1/30	2,790,000	2,472,132
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	748,972

		19,115,366

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.750%, 11/30/26	978,000	977,609
1.150%, 1/30/28	170,000	159,947
1.400%, 6/30/30	160,000	142,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Baxter International, Inc.
1.915%, 2/1/27	$500,000	$484,821
2.272%, 12/1/28	500,000	469,469
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,457,030
4.693%, 2/13/28	375,000	379,541
2.823%, 5/20/30(x)	355,000	332,653
1.957%, 2/11/31	665,000	585,513
4.298%, 8/22/32	105,000	103,287
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	296,324
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	752,581
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,020,081
5.500%, 6/15/35	250,000	259,457
Smith & Nephew plc
2.032%, 10/14/30	500,000	447,608
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,043,287
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	389,998
Stryker Corp.
3.650%, 3/7/28	600,000	594,602
1.950%, 6/15/30	500,000	452,312
4.625%, 9/11/34	500,000	496,696
5.200%, 2/10/35	235,000	241,825
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	448,460
5.500%, 2/19/35	500,000	519,412

		12,054,749

Health Care Providers & Services (0.9%)
Adventist Health System
Series 2025
4.742%, 12/1/30	125,000	125,078
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	99,373
Series 2020
2.211%, 6/15/30	150,000	137,618
Banner Health
2.338%, 1/1/30	190,000	175,934
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	44,307
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	125,288
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,235,878
5.350%, 11/15/34	750,000	769,376
Cencora, Inc.
3.450%, 12/15/27	400,000	394,168
2.800%, 5/15/30	750,000	701,273
2.700%, 3/15/31	600,000	548,896
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,347,158
2.400%, 3/15/30	2,350,000	2,169,874
2.375%, 3/15/31	450,000	405,149
4.875%, 9/15/32	355,000	358,026
5.400%, 3/15/33	500,000	520,704
CommonSpirit Health
6.073%, 11/1/27	390,000	403,817
3.347%, 10/1/29	185,000	178,255
2.782%, 10/1/30	340,000	313,961
CVS Health Corp.
1.300%, 8/21/27	1,500,000	1,421,466
4.300%, 3/25/28	2,587,000	2,588,229
5.000%, 1/30/29	180,000	183,557
5.400%, 6/1/29	335,000	345,872
3.250%, 8/15/29	335,000	320,752
5.125%, 2/21/30	400,000	409,672
1.750%, 8/21/30	2,000,000	1,752,935
5.250%, 1/30/31	180,000	185,260
5.550%, 6/1/31	2,000,000	2,086,444
5.250%, 2/21/33	400,000	409,171
5.300%, 6/1/33	195,000	199,482
Elevance Health, Inc.
3.650%, 12/1/27	715,000	709,387
4.000%, 9/15/28	465,000	463,021
5.150%, 6/15/29	310,000	318,637
2.875%, 9/15/29	200,000	189,662
2.250%, 5/15/30	165,000	150,563
2.550%, 3/15/31(x)	750,000	680,616
4.100%, 5/15/32	1,000,000	969,137
4.600%, 9/15/32	500,000	497,142
4.750%, 2/15/33	500,000	501,317
HCA, Inc.
4.500%, 2/15/27	820,000	821,213
3.125%, 3/15/27	235,000	231,661
5.200%, 6/1/28(x)	2,500,000	2,557,402
3.375%, 3/15/29	335,000	324,411
4.125%, 6/15/29	525,000	519,554
2.375%, 7/15/31	750,000	663,542
3.625%, 3/15/32	500,000	468,607
5.450%, 9/15/34	1,000,000	1,025,376
5.750%, 3/1/35	200,000	209,008
Humana, Inc.
1.350%, 2/3/27	540,000	519,848
3.950%, 3/15/27	375,000	373,318
5.750%, 3/1/28	200,000	206,144
3.700%, 3/23/29	625,000	610,438
3.125%, 8/15/29	625,000	594,964
5.375%, 4/15/31	750,000	770,948
5.875%, 3/1/33	200,000	209,969
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	369,753
McKesson Corp.
5.250%, 5/30/35	750,000	770,934
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	393,673
Quest Diagnostics, Inc.
6.400%, 11/30/33	140,000	155,127
Sutter Health
Series 20A
2.294%, 8/15/30(x)	415,000	379,089
UnitedHealth Group, Inc.
3.450%, 1/15/27	750,000	745,209
3.700%, 5/15/27	350,000	348,572
2.950%, 10/15/27	1,000,000	980,008
5.250%, 2/15/28	715,000	734,494
3.875%, 12/15/28	250,000	248,604
4.250%, 1/15/29	500,000	501,607
4.000%, 5/15/29	390,000	388,555
2.875%, 8/15/29	770,000	734,396
2.000%, 5/15/30	395,000	357,429
2.300%, 5/15/31	750,000	670,897
4.950%, 1/15/32	500,000	511,970
4.200%, 5/15/32	315,000	310,229
4.500%, 4/15/33(x)	500,000	494,808
5.150%, 7/15/34	2,000,000	2,049,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.300%, 6/15/35	$205,000	$212,243
Universal Health Services, Inc.
5.050%, 10/15/34	245,000	238,822

		46,138,363

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	165,716
2.100%, 6/4/30	290,000	262,887
2.300%, 3/12/31	750,000	672,744
4.750%, 9/9/34	300,000	298,351
Illumina, Inc.
2.550%, 3/23/31	225,000	200,809
Revvity, Inc.
3.300%, 9/15/29	625,000	597,654
2.550%, 3/15/31	415,000	370,272
2.250%, 9/15/31	355,000	308,009
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	890,000	833,150
4.977%, 8/10/30	500,000	517,734
5.086%, 8/10/33	700,000	725,446
4.794%, 10/7/35	525,000	525,251

		5,478,023

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
4.875%, 3/3/28	500,000	510,406
1.750%, 5/28/28	400,000	378,605
4.900%, 3/3/30	500,000	514,892
2.250%, 5/28/31	325,000	293,368
4.875%, 3/3/33	500,000	514,914
5.000%, 2/26/34	3,000,000	3,091,940
Bristol-Myers Squibb Co.
1.125%, 11/13/27(x)	600,000	567,763
3.900%, 2/20/28	2,750,000	2,749,847
3.400%, 7/26/29	773,000	753,714
1.450%, 11/13/30	355,000	310,614
5.900%, 11/15/33	665,000	723,110
5.200%, 2/22/34	3,000,000	3,106,131
Eli Lilly & Co.
3.375%, 3/15/29	258,000	253,412
4.750%, 2/12/30	1,000,000	1,026,044
4.250%, 3/15/31	500,000	500,446
4.550%, 10/15/32(x)	355,000	357,838
4.700%, 2/9/34	2,000,000	2,017,970
4.600%, 8/14/34	355,000	356,210
5.100%, 2/12/35	1,000,000	1,034,163
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	498,552
Johnson & Johnson
2.950%, 3/3/27	500,000	494,637
0.950%, 9/1/27	625,000	593,919
4.700%, 3/1/30	1,000,000	1,030,403
1.300%, 9/1/30	705,000	623,119
4.900%, 6/1/31	2,315,000	2,412,287
Merck & Co., Inc.
1.700%, 6/10/27	600,000	579,818
4.050%, 5/17/28	250,000	251,071
1.900%, 12/10/28	300,000	281,793
3.400%, 3/7/29	750,000	734,034
4.300%, 5/17/30	500,000	503,430
1.450%, 6/24/30	895,000	792,153
2.150%, 12/10/31	570,000	502,460
4.500%, 5/17/33	295,000	296,142
4.950%, 9/15/35	625,000	629,201
Novartis Capital Corp.
2.000%, 2/14/27	750,000	732,331
3.100%, 5/17/27	1,000,000	989,676
4.200%, 9/18/34	1,250,000	1,222,028
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	2,000,000	2,022,987
4.650%, 5/19/30	1,500,000	1,525,643
4.750%, 5/19/33	1,195,000	1,205,114
Pfizer, Inc.
3.600%, 9/15/28	1,350,000	1,340,972
3.450%, 3/15/29	1,000,000	983,901
1.700%, 5/28/30	250,000	224,194
1.750%, 8/18/31	490,000	428,479
Royalty Pharma plc
1.750%, 9/2/27	455,000	434,481
5.150%, 9/2/29	390,000	400,220
2.200%, 9/2/30(x)	415,000	371,588
5.200%, 9/25/35	500,000	500,353
Sanofi SA
3.625%, 6/19/28	750,000	745,445
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,021,190
2.050%, 3/31/30	470,000	427,039
Takeda US Financing, Inc.
5.200%, 7/7/35	500,000	508,698
Viatris, Inc.
2.300%, 6/22/27	375,000	360,721
2.700%, 6/22/30	885,000	796,415
Zoetis, Inc.
3.000%, 9/12/27	500,000	490,849
3.900%, 8/20/28	350,000	348,939
2.000%, 5/15/30	500,000	454,776
5.000%, 8/17/35	140,000	141,428

		46,961,873

Total Health Care		129,748,374

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.700%, 2/1/27	365,000	357,637
5.040%, 5/1/27	1,500,000	1,515,950
3.250%, 2/1/28	600,000	586,090
3.450%, 11/1/28(x)	300,000	292,564
3.200%, 3/1/29	500,000	482,068
2.950%, 2/1/30	750,000	705,229
5.150%, 5/1/30	1,000,000	1,027,105
6.388%, 5/1/31	190,000	206,982
6.528%, 5/1/34	2,000,000	2,209,431
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	116,009
General Dynamics Corp.
3.750%, 5/15/28	805,000	803,162
General Electric Co.
4.300%, 7/29/30	500,000	502,598
Hexcel Corp.
5.875%, 2/26/35	70,000	72,653
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	938,492
L3Harris Technologies, Inc.
3.850%, 12/15/26(x)	245,000	244,218
5.400%, 1/15/27	335,000	340,433
4.400%, 6/15/28	1,750,000	1,761,287
5.400%, 7/31/33	750,000	780,326
Leidos, Inc.
4.375%, 5/15/30	95,000	94,662
5.750%, 3/15/33	375,000	395,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Lockheed Martin Corp.
4.450%, 5/15/28	$480,000	$485,611
4.750%, 2/15/34	2,000,000	2,017,973
5.000%, 8/15/35	555,000	563,617
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,474,248
RTX Corp.
3.500%, 3/15/27	715,000	709,187
3.125%, 5/4/27	1,250,000	1,231,942
6.000%, 3/15/31	625,000	674,501
1.900%, 9/1/31	1,520,000	1,318,844
2.375%, 3/15/32	750,000	662,161
5.150%, 2/27/33	290,000	299,884
Textron, Inc.
3.650%, 3/15/27	250,000	247,727

		23,118,015

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	500,100
FedEx Corp.
3.100%, 8/5/29§	750,000	717,111
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	162,645
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	737,864
3.400%, 3/15/29	310,000	304,539
2.500%, 9/1/29	150,000	141,290
4.875%, 3/3/33	290,000	297,752
5.250%, 5/14/35	290,000	299,505

		3,160,806

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	812,138
2.722%, 2/15/30	1,570,000	1,470,372
CRH America Finance, Inc.
5.500%, 1/9/35	1,000,000	1,044,013
Fortune Brands Innovations, Inc.
3.250%, 9/15/29(x)	350,000	334,669
4.000%, 3/25/32	500,000	475,899
5.875%, 6/1/33(x)	315,000	334,183
Johnson Controls International plc
5.500%, 4/19/29	250,000	260,059
1.750%, 9/15/30	265,000	234,688
2.000%, 9/16/31	585,000	508,666
Lennox International, Inc.
1.700%, 8/1/27	100,000	95,495
5.500%, 9/15/28	250,000	258,431
Masco Corp.
1.500%, 2/15/28	375,000	352,823
2.000%, 10/1/30	500,000	447,144
2.000%, 2/15/31	500,000	437,510
Owens Corning
3.950%, 8/15/29	250,000	246,827
Trane Technologies Financing Ltd.
3.800%, 3/21/29	500,000	494,390
5.250%, 3/3/33	135,000	140,580

		7,947,887

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	597,491
4.000%, 5/1/32	500,000	488,767
RELX Capital, Inc.
4.000%, 3/18/29	750,000	745,200
3.000%, 5/22/30	250,000	236,276
4.750%, 5/20/32	105,000	106,816
Republic Services, Inc.
3.375%, 11/15/27	275,000	271,884
3.950%, 5/15/28	750,000	749,400
4.875%, 4/1/29	555,000	568,874
5.000%, 11/15/29	500,000	515,646
5.150%, 3/15/35	355,000	365,724
Waste Connections, Inc.
3.500%, 5/1/29	750,000	736,841
5.000%, 3/1/34	1,000,000	1,018,032
Waste Management, Inc.
3.150%, 11/15/27	750,000	737,280
1.150%, 3/15/28	195,000	182,351
4.875%, 2/15/29	500,000	513,350
2.000%, 6/1/29	250,000	232,450
4.625%, 2/15/30(x)	500,000	509,079
4.150%, 4/15/32	1,000,000	987,252
4.625%, 2/15/33	500,000	504,500
4.875%, 2/15/34	2,000,000	2,041,540
4.950%, 3/15/35	500,000	506,926

		12,615,679

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	933,330
5.250%, 8/9/34	175,000	179,182
5.100%, 8/9/35	500,000	501,190

		1,613,702

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	493,207
4.350%, 5/18/28	310,000	313,265
Emerson Electric Co.
0.875%, 10/15/26	665,000	644,383
1.800%, 10/15/27	235,000	225,505
2.000%, 12/21/28	600,000	564,545
2.200%, 12/21/31	600,000	532,134
Hubbell, Inc.
3.150%, 8/15/27	150,000	147,399
3.500%, 2/15/28	500,000	493,079
2.300%, 3/15/31	290,000	260,481
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,148,816
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	294,418
1.750%, 8/15/31	200,000	174,157

		6,291,389

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	395,605
Canadian National Railway Co.
3.850%, 8/5/32(x)	500,000	479,987
4.375%, 9/18/34(x)	260,000	253,575
Canadian Pacific Railway Co.
1.750%, 12/2/26(x)	290,000	282,225
2.875%, 11/15/29	310,000	294,254
2.050%, 3/5/30(x)	180,000	164,099
2.450%, 12/2/31	335,000	297,630
5.200%, 3/30/35(x)	500,000	515,536
CSX Corp.
2.600%, 11/1/26	750,000	738,105
3.250%, 6/1/27	550,000	543,306
Norfolk Southern Corp.
3.150%, 6/1/27	365,000	360,380
2.550%, 11/1/29	500,000	470,404
5.050%, 8/1/30(x)	355,000	367,816
5.100%, 5/1/35	100,000	102,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ryder System, Inc.
2.900%, 12/1/26	$220,000	$216,524
2.850%, 3/1/27	145,000	142,312
4.300%, 6/15/27	250,000	250,304
5.650%, 3/1/28	750,000	776,613
5.250%, 6/1/28	355,000	364,455
4.950%, 9/1/29	300,000	306,823
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	1,000,987
4.800%, 9/15/35	155,000	153,158
Union Pacific Corp.
2.150%, 2/5/27	500,000	488,125
3.700%, 3/1/29	530,000	524,067
2.400%, 2/5/30	430,000	400,679
2.375%, 5/20/31	470,000	428,001
2.800%, 2/14/32	350,000	321,186

		10,638,196

Industrial Conglomerates (0.1%)
3M Co.
2.875%, 10/15/27	500,000	489,564
3.625%, 9/14/28	500,000	493,573
2.375%, 8/26/29	750,000	701,956
5.150%, 3/15/35	500,000	511,303
Honeywell International, Inc.
4.250%, 1/15/29	475,000	477,235
2.700%, 8/15/29	295,000	280,953
4.700%, 2/1/30	600,000	611,317
1.950%, 6/1/30	1,000,000	906,371
1.750%, 9/1/31	960,000	829,573
4.750%, 2/1/32	600,000	609,477
5.000%, 3/1/35	500,000	507,127
Pentair Finance Sarl
4.500%, 7/1/29	250,000	251,284
5.900%, 7/15/32	500,000	529,798

		7,199,531

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	332,065
1.900%, 3/12/31	350,000	312,905
CNH Industrial Capital LLC
4.500%, 10/16/30	500,000	498,955
CNH Industrial NV
3.850%, 11/15/27	655,000	651,680
Cummins, Inc.
5.300%, 5/9/35	500,000	516,467
Deere & Co.
5.450%, 1/16/35	500,000	525,253
Dover Corp.
2.950%, 11/4/29	105,000	99,844
IDEX Corp.
3.000%, 5/1/30	250,000	234,816
Illinois Tool Works, Inc.
2.650%, 11/15/26(x)	950,000	937,163
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	361,747
Kennametal, Inc.
4.625%, 6/15/28	250,000	251,752
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	446,412
5.650%, 5/15/33	500,000	521,210
Oshkosh Corp.
4.600%, 5/15/28	250,000	251,447
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	780,051
5.250%, 8/16/28	185,000	190,649
2.565%, 2/15/30	925,000	861,584
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	356,526
3.250%, 6/14/29	270,000	262,208
4.500%, 9/15/29	250,000	253,220
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	520,590
4.250%, 11/15/28	350,000	350,462
3.000%, 5/15/32	285,000	256,392
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	495,591
4.700%, 9/15/28(e)	750,000	759,121
5.500%, 5/29/35	350,000	361,787
Xylem, Inc.
3.250%, 11/1/26	570,000	564,073
1.950%, 1/30/28	350,000	333,757

		12,287,727

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	246,379
5.125%, 6/15/27	850,000	860,345
3.450%, 11/16/27	250,000	245,515
2.625%, 2/10/30	350,000	322,977

		1,675,216

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	459,341
4.450%, 9/9/34	1,000,000	992,108
Broadridge Financial Solutions, Inc.
2.900%, 12/1/29	500,000	472,446
2.600%, 5/1/31	1,000,000	904,534
Equifax, Inc.
5.100%, 12/15/27	565,000	574,975
5.100%, 6/1/28	750,000	766,141
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	499,274

		4,668,819

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.200%, 1/15/27	750,000	729,521
5.850%, 12/15/27	500,000	514,928
5.300%, 2/1/28	250,000	254,436
2.100%, 9/1/28	455,000	425,797
3.000%, 2/1/30	250,000	232,851
3.125%, 12/1/30	350,000	322,965
5.200%, 7/15/31	250,000	254,625
2.875%, 1/15/32	750,000	670,652
Ferguson Enterprises, Inc.
4.350%, 3/15/31	250,000	248,189

		3,653,964

Total Industrials		94,870,931

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,026,032
5.050%, 2/26/34	3,000,000	3,104,131
5.100%, 2/24/35	400,000	412,806
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	488,106
2.000%, 12/10/30	320,000	280,338
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	555,599
4.600%, 5/23/29	350,000	353,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.600%, 6/1/32	$500,000	$525,918

		6,746,765

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	493,263
5.411%, 7/1/32	200,000	208,609
Amphenol Corp.
2.200%, 9/15/31	440,000	390,402
Avnet, Inc.
6.250%, 3/15/28	500,000	519,933
3.000%, 5/15/31(x)	500,000	453,098
5.500%, 6/1/32	100,000	101,694
CDW LLC
2.670%, 12/1/26	715,000	701,376
3.276%, 12/1/28	535,000	516,448
3.569%, 12/1/31	750,000	699,662
5.550%, 8/22/34(x)	175,000	179,024
Flex Ltd.
4.875%, 6/15/29	350,000	353,594
4.875%, 5/12/30	665,000	671,391
Jabil, Inc.
4.250%, 5/15/27	375,000	374,984
3.950%, 1/12/28	270,000	268,064
5.450%, 2/1/29	315,000	325,071
3.600%, 1/15/30	150,000	144,610
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	467,119
3.000%, 10/30/29	250,000	237,765
4.950%, 10/15/34	85,000	85,327
Teledyne Technologies, Inc.
2.250%, 4/1/28	500,000	477,420
Trimble, Inc.
4.900%, 6/15/28	450,000	458,263
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	359,412
2.500%, 2/4/32	85,000	75,987
5.000%, 5/9/35	290,000	293,545
Vontier Corp.
2.400%, 4/1/28	500,000	473,995

		9,330,056

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,477,516
Amdocs Ltd.
2.538%, 6/15/30	500,000	458,197
DXC Technology Co.
2.375%, 9/15/28(x)	750,000	706,323
Genpact Luxembourg Sarl
6.000%, 6/4/29	125,000	130,267
International Business Machines Corp.
3.300%, 1/27/27	1,095,000	1,085,044
2.200%, 2/9/27	185,000	180,525
1.700%, 5/15/27	405,000	390,441
4.150%, 7/27/27	500,000	502,323
4.500%, 2/6/28	500,000	505,016
1.950%, 5/15/30	220,000	199,324
2.720%, 2/9/32	380,000	344,414
4.400%, 7/27/32	500,000	500,557
4.750%, 2/6/33	500,000	507,641
5.200%, 2/10/35	1,000,000	1,025,497

		8,013,085

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	63,571
Analog Devices, Inc.
3.500%, 12/5/26	500,000	497,473
3.450%, 6/15/27	500,000	496,106
1.700%, 10/1/28	340,000	318,364
2.100%, 10/1/31	435,000	384,873
Applied Materials, Inc.
4.800%, 6/15/29	135,000	138,421
1.750%, 6/1/30	585,000	525,744
4.000%, 1/15/31	115,000	113,893
Broadcom, Inc.
1.950%, 2/15/28§	515,000	490,303
4.110%, 9/15/28	1,942,000	1,948,479
4.000%, 4/15/29§	250,000	248,611
5.050%, 7/12/29	325,000	334,560
5.000%, 4/15/30	4,500,000	4,636,554
4.200%, 10/15/30	180,000	179,570
2.450%, 2/15/31§	1,250,000	1,136,151
5.150%, 11/15/31	1,000,000	1,036,368
4.150%, 4/15/32§	200,000	196,218
4.800%, 10/15/34	1,405,000	1,413,449
5.200%, 7/15/35	1,060,000	1,091,534
Intel Corp.
3.150%, 5/11/27	1,000,000	983,778
3.750%, 8/5/27	500,000	496,288
4.875%, 2/10/28	375,000	380,585
2.450%, 11/15/29	1,605,000	1,489,674
5.125%, 2/10/30(x)	355,000	364,889
3.900%, 3/25/30	1,000,000	981,044
2.000%, 8/12/31	750,000	656,057
4.150%, 8/5/32	500,000	482,165
5.200%, 2/10/33	335,000	342,057
KLA Corp.
4.100%, 3/15/29	625,000	626,302
4.650%, 7/15/32	440,000	445,699
Lam Research Corp.
4.000%, 3/15/29	530,000	529,145
Marvell Technology, Inc.
2.450%, 4/15/28	335,000	320,698
4.875%, 6/22/28(x)	350,000	355,489
2.950%, 4/15/31	290,000	267,692
5.950%, 9/15/33	470,000	503,989
Micron Technology, Inc.
5.375%, 4/15/28	500,000	514,980
5.327%, 2/6/29(x)	350,000	360,712
6.750%, 11/1/29	500,000	542,644
2.703%, 4/15/32	220,000	195,326
5.875%, 2/9/33	315,000	334,481
5.800%, 1/15/35	750,000	787,472
NVIDIA Corp.
1.550%, 6/15/28	1,000,000	942,869
2.000%, 6/15/31	1,000,000	898,847
NXP BV
3.150%, 5/1/27	165,000	162,481
4.400%, 6/1/27	115,000	115,267
5.550%, 12/1/28	335,000	347,080
4.300%, 6/18/29	750,000	748,669
3.400%, 5/1/30	1,215,000	1,164,723
2.500%, 5/11/31	500,000	448,550
5.250%, 8/19/35	200,000	201,812
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,487,446
2.150%, 5/20/30	500,000	459,003
4.250%, 5/20/32	260,000	259,601
5.000%, 5/20/35	315,000	321,469
Texas Instruments, Inc.
2.900%, 11/3/27	355,000	348,286
4.600%, 2/15/28	55,000	55,959
2.250%, 9/4/29	320,000	299,618
1.900%, 9/15/31	600,000	528,236
3.650%, 8/16/32	140,000	134,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.900%, 3/14/33	$650,000	$669,247
5.100%, 5/23/35	350,000	360,638
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	458,371
4.125%, 4/22/29	500,000	500,471
4.250%, 4/22/32	345,000	345,453

		38,469,842

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	455,196
5.300%, 1/17/35	750,000	790,401
AppLovin Corp.
5.125%, 12/1/29	1,000,000	1,021,290
5.375%, 12/1/31	1,000,000	1,032,880
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	990,981
2.850%, 1/15/30	195,000	184,245
Fortinet, Inc.
2.200%, 3/15/31	125,000	111,227
Intuit, Inc.
1.350%, 7/15/27(x)	165,000	157,822
5.125%, 9/15/28	500,000	515,934
5.200%, 9/15/33	650,000	678,253
Microsoft Corp.
3.300%, 2/6/27	1,000,000	993,849
3.400%, 6/15/27	310,000	308,668
1.350%, 9/15/30	180,000	159,450
Oracle Corp.
3.250%, 11/15/27	1,000,000	982,462
4.500%, 5/6/28	610,000	613,923
6.150%, 11/9/29	295,000	314,193
2.950%, 4/1/30	5,000,000	4,703,864
4.650%, 5/6/30	1,000,000	1,013,185
4.450%, 9/26/30	625,000	623,574
4.800%, 9/26/32	1,060,000	1,059,343
4.900%, 2/6/33	525,000	528,875
4.700%, 9/27/34	500,000	487,970
5.500%, 8/3/35	1,000,000	1,024,499
5.200%, 9/26/35	1,440,000	1,446,509
Roper Technologies, Inc.
3.800%, 12/15/26	285,000	283,925
1.400%, 9/15/27	375,000	356,494
2.950%, 9/15/29	210,000	200,153
2.000%, 6/30/30	440,000	395,364
Salesforce, Inc.
3.700%, 4/11/28	375,000	373,828
1.500%, 7/15/28	650,000	609,943
1.950%, 7/15/31	1,200,000	1,065,920
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,750,181
Synopsys, Inc.
4.850%, 4/1/30	750,000	764,341
5.000%, 4/1/32	500,000	511,345
VMware LLC
3.900%, 8/21/27	2,050,000	2,042,550
1.800%, 8/15/28	405,000	379,670

		28,932,307

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
3.350%, 2/9/27	1,500,000	1,491,311
3.200%, 5/11/27	923,000	915,844
3.000%, 6/20/27	2,060,000	2,033,085
1.200%, 2/8/28	1,000,000	943,043
4.000%, 5/10/28	355,000	357,023
1.400%, 8/5/28	1,000,000	937,303
3.250%, 8/8/29	750,000	734,005
2.200%, 9/11/29	750,000	703,531
4.150%, 5/10/30	225,000	227,641
1.650%, 5/11/30	440,000	397,192
3.350%, 8/8/32	750,000	715,107
4.300%, 5/10/33	500,000	505,792
4.750%, 5/12/35(x)	1,000,000	1,021,574
Dell International LLC
4.900%, 10/1/26	1,300,000	1,307,125
5.250%, 2/1/28	250,000	255,838
5.300%, 10/1/29	1,500,000	1,548,387
4.750%, 10/6/32	435,000	432,505
5.500%, 4/1/35	500,000	516,526
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	500,000	513,987
4.150%, 9/15/28	160,000	159,847
4.400%, 10/15/30	500,000	497,208
4.850%, 10/15/31	500,000	505,101
5.000%, 10/15/34	1,000,000	992,759
HP, Inc.
4.750%, 1/15/28	500,000	506,598
2.650%, 6/17/31	750,000	676,192
4.200%, 4/15/32	500,000	484,251
6.100%, 4/25/35	355,000	376,319
NetApp, Inc.
2.375%, 6/22/27(x)	300,000	290,972
2.700%, 6/22/30	300,000	277,987
5.700%, 3/17/35	250,000	261,186
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	228,693
Western Digital Corp.
2.850%, 2/1/29	500,000	470,000

		21,283,932

Total Information Technology		112,775,987

Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27	195,000	188,801
2.050%, 5/15/30	125,000	114,203
4.800%, 3/3/33	500,000	509,238
Albemarle Corp.
4.650%, 6/1/27	250,000	250,296
5.050%, 6/1/32	250,000	246,565
Cabot Corp.
4.000%, 7/1/29	500,000	493,468
5.000%, 6/30/32	200,000	202,473
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	505,264
4.800%, 1/15/31	250,000	249,124
5.350%, 3/15/35	1,000,000	994,298
DuPont de Nemours, Inc.
4.725%, 11/15/28	1,000,000	1,009,468
Eastman Chemical Co.
5.000%, 8/1/29	125,000	127,334
5.750%, 3/8/33(x)	750,000	788,614
Ecolab, Inc.
2.700%, 11/1/26	215,000	212,173
1.650%, 2/1/27	1,000,000	970,141
EIDP, Inc.
4.800%, 5/15/33	500,000	502,280
FMC Corp.
3.200%, 10/1/26	350,000	346,305
5.650%, 5/18/33(x)	500,000	500,064
International Flavors & Fragrances, Inc.
4.450%, 9/26/28(x)	385,000	386,199
Linde, Inc.
1.100%, 8/10/30(x)	500,000	434,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LYB International Finance III LLC
2.250%, 10/1/30(x)	$270,000	$240,716
5.625%, 5/15/33(x)	500,000	513,612
6.150%, 5/15/35	60,000	62,422
Mosaic Co. (The)
4.050%, 11/15/27	750,000	748,010
5.375%, 11/15/28	105,000	108,179
NewMarket Corp.
2.700%, 3/18/31	500,000	453,876
Nutrien Ltd.
4.000%, 12/15/26(x)	500,000	499,044
4.900%, 3/27/28	235,000	238,889
4.200%, 4/1/29	280,000	279,549
2.950%, 5/13/30	500,000	471,408
PPG Industries, Inc.
2.800%, 8/15/29(x)	250,000	237,948
RPM International, Inc.
3.750%, 3/15/27	350,000	347,493
4.550%, 3/1/29	500,000	503,527
2.950%, 1/15/32	470,000	423,354
Sherwin-Williams Co. (The)
3.450%, 6/1/27	750,000	743,017
2.950%, 8/15/29	500,000	477,174
5.150%, 8/15/35	225,000	229,180
Westlake Corp.
3.375%, 6/15/30(x)	280,000	266,648

		15,875,013

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31(x)	375,000	337,359
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	317,761
3.500%, 12/15/27	500,000	493,713
2.400%, 7/15/31	250,000	223,378
Series CB
2.500%, 3/15/30	235,000	218,489
Vulcan Materials Co.
3.900%, 4/1/27	130,000	129,569

		1,720,269

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	333,530
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	494,541
2.630%, 6/19/30	220,000	203,093
2.690%, 5/25/31(x)	490,000	445,449
5.500%, 3/17/35	350,000	359,734
Avery Dennison Corp.
4.875%, 12/6/28	300,000	305,272
5.750%, 3/15/33	250,000	264,239
Berry Global, Inc.
1.650%, 1/15/27	500,000	484,276
5.500%, 4/15/28	250,000	257,153
Packaging Corp. of America
3.400%, 12/15/27	360,000	354,499
5.700%, 12/1/33	280,000	296,506
5.200%, 8/15/35	70,000	71,294
Sonoco Products Co.
2.250%, 2/1/27	415,000	404,078
5.000%, 9/1/34(x)	290,000	286,903
WRKCo., Inc.
4.000%, 3/15/28	500,000	497,325
3.900%, 6/1/28	175,000	173,502

		5,231,394

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	373,450
3.750%, 10/1/30	200,000	190,732
BHP Billiton Finance USA Ltd.
4.750%, 2/28/28	500,000	507,789
5.100%, 9/8/28	500,000	513,999
5.250%, 9/8/30	500,000	521,172
4.900%, 2/28/33	530,000	541,605
5.250%, 9/8/33	500,000	519,999
5.300%, 2/21/35	200,000	208,046
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,491,193
Kinross Gold Corp.
6.250%, 7/15/33	500,000	545,199
Nucor Corp.
4.300%, 5/23/27	500,000	501,865
3.950%, 5/1/28	1,350,000	1,345,014
Reliance, Inc.
2.150%, 8/15/30	275,000	246,664
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	513,826
5.000%, 3/9/33	750,000	770,235
5.250%, 3/14/35	915,000	942,626
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	180,590
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,145,970
6.125%, 6/12/33	375,000	400,537

		11,460,511

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	492,560
Suzano Austria GmbH
2.500%, 9/15/28	210,000	197,621
6.000%, 1/15/29	1,000,000	1,033,750
5.000%, 1/15/30	2,000,000	2,016,000

		3,739,931

Total Materials		38,027,118

Real Estate (1.2%)
Diversified REITs (0.2%)
Broadstone Net Lease LLC (REIT)
5.000%, 11/1/32	105,000	104,349
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,488,173
5.550%, 1/15/28	500,000	514,486
GLP Capital LP (REIT)
5.750%, 6/1/28	385,000	395,372
3.250%, 1/15/32	250,000	224,495
Simon Property Group LP (REIT)
3.250%, 11/30/26	500,000	495,311
3.375%, 6/15/27	1,750,000	1,732,921
3.375%, 12/1/27	750,000	740,795
1.750%, 2/1/28	500,000	475,177
2.450%, 9/13/29	750,000	703,586
2.650%, 7/15/30	500,000	464,884
4.750%, 9/26/34	120,000	119,076
VICI Properties LP (REIT)
5.625%, 4/1/35	165,000	169,110
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	400,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.850%, 7/15/29	$250,000	$246,093

		8,274,054

Health Care REITs (0.1%)
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	250,030
Healthpeak OP LLC (REIT)
1.350%, 2/1/27	1,000,000	962,526
2.125%, 12/1/28	795,000	744,273
3.500%, 7/15/29	200,000	193,819
5.250%, 12/15/32	375,000	385,689
5.375%, 2/15/35	75,000	76,494
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	135,446
5.350%, 2/1/33	40,000	39,692
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	727,365
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	791,783
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	245,631
4.250%, 4/15/28	1,225,000	1,231,157
2.050%, 1/15/29	1,165,000	1,090,135
5.125%, 7/1/35	855,000	870,353

		7,744,393

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 10/1/26	300,000	297,816
2.125%, 4/15/27	500,000	486,066
3.375%, 12/15/27	680,000	671,650
4.875%, 6/15/28	500,000	511,012
4.000%, 9/15/28	300,000	299,738
4.375%, 2/1/29	155,000	156,357
2.875%, 11/15/29	185,000	176,007
1.750%, 7/1/30	200,000	178,838
2.250%, 1/15/32	500,000	439,814
5.000%, 3/15/34	750,000	760,047
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	222,465
2.150%, 9/1/31	200,000	173,465

		4,373,275

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29(x)	750,000	720,239
3.250%, 1/30/31(x)	1,500,000	1,391,602
COPT Defense Properties LP (REIT)
2.000%, 1/15/29(x)	425,000	393,948
4.500%, 10/15/30	100,000	99,384
Kilroy Realty LP (REIT)
4.750%, 12/15/28(x)	350,000	352,000
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	277,462
6.875%, 7/15/29	175,000	184,914
3.150%, 8/15/30	500,000	453,145

		3,872,694

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31	250,000	225,763

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	499,075
2.375%, 7/15/31	160,000	141,780
3.625%, 4/15/32	350,000	327,971
AvalonBay Communities, Inc. (REIT)
2.900%, 10/15/26	250,000	247,138
3.350%, 5/15/27	175,000	173,198
1.900%, 12/1/28	1,250,000	1,168,408
5.300%, 12/7/33	145,000	150,451
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	215,338
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	350,510
4.150%, 12/1/28	300,000	300,809
1.850%, 8/1/31	200,000	175,141
4.650%, 9/15/34	320,000	316,341
Essex Portfolio LP (REIT)
1.700%, 3/1/28	625,000	589,875
4.000%, 3/1/29	500,000	495,423
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	354,184
5.450%, 8/15/30	300,000	311,836
4.150%, 4/15/32	250,000	241,294
5.500%, 8/15/33	500,000	519,018
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	500,000	496,388
3.950%, 3/15/29	750,000	743,539
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	274,230
4.625%, 3/15/29(x)	250,000	248,068
2.750%, 11/18/30	250,000	226,716
2.700%, 12/1/31	500,000	436,440
Sun Communities Operating LP (REIT)
2.300%, 11/1/28(x)	310,000	293,032
2.700%, 7/15/31	185,000	167,448
4.200%, 4/15/32	250,000	241,716
Tanger Properties LP (REIT)
2.750%, 9/1/31(x)	200,000	179,669
UDR, Inc. (REIT)
3.500%, 7/1/27	350,000	346,182
3.200%, 1/15/30	1,000,000	955,781
3.000%, 8/15/31	150,000	138,570

		11,325,569

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	301,920
5.600%, 6/15/35	70,000	72,937
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	250,000	248,982
2.250%, 4/1/28(x)	175,000	166,618
4.125%, 5/15/29	375,000	371,487
4.050%, 7/1/30	375,000	367,834
2.500%, 8/16/31	250,000	222,399
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	492,044
5.375%, 5/1/28	500,000	513,314
3.200%, 6/15/29	500,000	479,999
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	190,232
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	249,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
NNN REIT, Inc. (REIT)
3.600%, 12/15/26	$250,000	$248,436
4.300%, 10/15/28	665,000	667,085
Realty Income Corp. (REIT)
4.125%, 10/15/26	725,000	724,588
3.950%, 8/15/27	320,000	319,474
2.100%, 3/15/28	500,000	477,186
2.200%, 6/15/28	500,000	476,371
4.700%, 12/15/28	350,000	356,364
3.250%, 6/15/29	350,000	339,035
4.000%, 7/15/29	225,000	223,739
4.850%, 3/15/30	155,000	158,760
5.625%, 10/13/32	250,000	264,708
5.125%, 2/15/34	2,000,000	2,049,233
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	357,547
4.125%, 3/15/28	500,000	499,575
2.950%, 9/15/29	250,000	238,348

		11,077,609

Specialized REITs (0.3%)
American Tower Corp. (REIT)
2.750%, 1/15/27	350,000	343,744
3.650%, 3/15/27	400,000	396,863
1.500%, 1/31/28	350,000	329,626
5.500%, 3/15/28	500,000	514,754
5.250%, 7/15/28	355,000	364,510
5.800%, 11/15/28	415,000	433,740
3.950%, 3/15/29	500,000	494,743
2.900%, 1/15/30	240,000	226,149
2.100%, 6/15/30	250,000	225,395
1.875%, 10/15/30	1,000,000	884,618
2.700%, 4/15/31	600,000	547,925
2.300%, 9/15/31	355,000	313,734
5.650%, 3/15/33	250,000	263,353
5.350%, 3/15/35	790,000	810,731
Crown Castle, Inc. (REIT)
2.900%, 3/15/27	970,000	951,426
3.650%, 9/1/27	750,000	742,363
5.000%, 1/11/28	180,000	182,342
4.800%, 9/1/28	415,000	420,357
5.600%, 6/1/29	250,000	259,586
CubeSmart LP (REIT)
2.250%, 12/15/28	500,000	470,870
4.375%, 2/15/29	150,000	149,877
Equinix, Inc. (REIT)
2.900%, 11/18/26	455,000	448,226
1.800%, 7/15/27	215,000	206,406
1.550%, 3/15/28	375,000	352,448
2.000%, 5/15/28	350,000	331,803
3.200%, 11/18/29	455,000	435,396
2.500%, 5/15/31	750,000	676,545
3.900%, 4/15/32	500,000	479,165
Extra Space Storage LP (REIT)
3.875%, 12/15/27	400,000	397,020
5.700%, 4/1/28	330,000	340,885
3.900%, 4/1/29	165,000	162,351
4.000%, 6/15/29	500,000	494,887
5.500%, 7/1/30	355,000	370,145
2.400%, 10/15/31	350,000	308,097
4.950%, 1/15/33	160,000	160,791
Public Storage Operating Co. (REIT)
1.500%, 11/9/26	250,000	243,224
3.094%, 9/15/27	300,000	295,098
1.850%, 5/1/28	280,000	265,222
1.950%, 11/9/28	415,000	390,130
5.125%, 1/15/29	295,000	304,605
3.385%, 5/1/29	320,000	312,543
2.300%, 5/1/31	280,000	251,683
2.250%, 11/9/31	310,000	274,646
5.100%, 8/1/33	95,000	98,528

		16,926,550

Total Real Estate		63,819,907

Utilities (2.5%)
Electric Utilities (1.8%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	249,903
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	247,227
Alabama Power Co.
3.750%, 9/1/27	500,000	499,072
Series 20-A
1.450%, 9/15/30	500,000	437,811
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	392,126
2.300%, 3/1/30	150,000	137,308
5.625%, 3/1/33	190,000	199,460
Series C
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56(k)	500,000	498,673
Series J
4.300%, 12/1/28	500,000	501,482
Appalachian Power Co.
Series AA
2.700%, 4/1/31	500,000	454,979
Series BB
4.500%, 8/1/32	85,000	84,031
Arizona Public Service Co.
2.950%, 9/15/27	350,000	343,342
2.600%, 8/15/29	250,000	234,726
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	348,797
2.300%, 3/15/31	250,000	223,764
Avangrid, Inc.
3.800%, 6/1/29	750,000	736,288
Baltimore Gas & Electric Co.
2.250%, 6/15/31	500,000	447,905
5.450%, 6/1/35	1,000,000	1,035,424
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	202,991
Series AE
2.350%, 4/1/31	275,000	248,101
Series AG
3.000%, 3/1/32	200,000	182,535
Series AQ
4.950%, 8/15/35	440,000	437,358
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	218,271
Series 122
2.950%, 8/15/27	500,000	491,048
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	126,170
Series A
3.200%, 3/15/27	250,000	247,057
2.050%, 7/1/31	500,000	441,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
DTE Electric Co.
5.250%, 5/15/35	$105,000	$107,778
Series A
1.900%, 4/1/28	320,000	304,302
3.000%, 3/1/32	250,000	231,273
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	499,531
2.450%, 8/15/29	300,000	282,024
2.550%, 4/15/31	375,000	343,473
2.850%, 3/15/32	220,000	200,480
4.950%, 1/15/33	500,000	514,161
Duke Energy Corp.
3.150%, 8/15/27	750,000	738,057
4.300%, 3/15/28	375,000	376,590
3.400%, 6/15/29	310,000	301,040
2.450%, 6/1/30	250,000	229,926
2.550%, 6/15/31	750,000	677,451
4.500%, 8/15/32	355,000	352,169
5.750%, 9/15/33	500,000	532,962
4.950%, 9/15/35	500,000	497,158
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54(k)	500,000	527,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	268,598
Duke Energy Florida LLC
3.200%, 1/15/27(x)	650,000	644,551
3.800%, 7/15/28	750,000	746,495
1.750%, 6/15/30	215,000	192,459
2.400%, 12/15/31	390,000	350,003
5.875%, 11/15/33	225,000	242,750
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	36,182
5.300%, 6/15/35	165,000	169,739
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	342,403
2.000%, 8/15/31	500,000	438,728
5.100%, 3/15/34	500,000	513,296
Edison International
5.750%, 6/15/27	40,000	40,473
4.125%, 3/15/28	500,000	491,002
5.250%, 11/15/28	285,000	286,829
6.950%, 11/15/29	100,000	106,097
5.250%, 3/15/32	500,000	495,106
Emera US Finance LP
2.639%, 6/15/31	335,000	299,072
Enel Americas SA
4.000%, 10/25/26	165,000	164,728
Enel Chile SA
4.875%, 6/12/28	750,000	760,612
Entergy Corp.
1.900%, 6/15/28	1,165,000	1,098,510
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	500,000	519,425
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	491,898
5.350%, 3/15/34	500,000	516,568
5.150%, 9/15/34(x)	1,000,000	1,018,129
Evergy Kansas Central, Inc.
5.900%, 11/15/33	300,000	321,300
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	319,318
5.125%, 8/15/35	65,000	65,398
Evergy, Inc.
2.900%, 9/15/29	500,000	473,384
Eversource Energy
2.900%, 3/1/27	200,000	196,402
4.600%, 7/1/27	350,000	351,941
2.550%, 3/15/31	500,000	450,941
3.375%, 3/1/32	200,000	184,665
5.125%, 5/15/33	500,000	505,471
5.950%, 7/15/34	1,000,000	1,059,214
Series R
1.650%, 8/15/30	250,000	219,318
Exelon Corp.
2.750%, 3/15/27	500,000	490,583
5.150%, 3/15/28	150,000	153,376
3.350%, 3/15/32	500,000	466,062
5.300%, 3/15/33	300,000	310,608
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55(k)	500,000	522,959
FirstEnergy Transmission LLC
4.750%, 1/15/33§	500,000	498,280
Florida Power & Light Co.
5.050%, 4/1/28	585,000	600,242
4.400%, 5/15/28	375,000	379,458
4.625%, 5/15/30	500,000	509,400
4.800%, 5/15/33	500,000	507,879
Series A
3.300%, 5/30/27	250,000	247,043
Fortis, Inc.
3.055%, 10/4/26(x)	750,000	741,824
Georgia Power Co.
3.250%, 3/30/27	500,000	494,619
4.650%, 5/16/28	500,000	508,164
4.850%, 3/15/31	850,000	870,419
4.700%, 5/15/32	250,000	252,937
4.950%, 5/17/33	500,000	509,335
Series B
2.650%, 9/15/29	350,000	331,424
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,242,536
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	449,234
3.600%, 4/1/29	500,000	489,810
2.300%, 6/1/30	125,000	113,981
5.600%, 6/29/35	1,125,000	1,170,641
ITC Holdings Corp.
3.350%, 11/15/27	400,000	392,993
Jersey Central Power & Light Co.
4.400%, 1/15/31§	1,000,000	997,385
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	987,961
3.650%, 4/15/29	850,000	838,057
Mississippi Power Co.
3.950%, 3/30/28	250,000	248,967
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	388,781
3.550%, 5/1/27	1,500,000	1,487,438
4.625%, 7/15/27(x)	500,000	504,346
4.900%, 2/28/28	500,000	508,660
1.900%, 6/15/28(x)	750,000	708,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/1/29	$500,000	$488,717
5.000%, 2/28/30	500,000	515,203
2.250%, 6/1/30	2,500,000	2,280,959
2.440%, 1/15/32	400,000	352,943
5.000%, 7/15/32	150,000	153,217
5.050%, 2/28/33	500,000	509,442
5.250%, 3/15/34(x)	500,000	513,306
5.450%, 3/15/35	500,000	517,012
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	1,000,000	1,073,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55(k)	500,000	517,250
5.650%, 5/1/79	500,000	500,382
Northern States Power Co.
2.250%, 4/1/31	300,000	272,226
NSTAR Electric Co.
3.200%, 5/15/27	500,000	493,531
3.250%, 5/15/29	500,000	484,430
1.950%, 8/15/31	500,000	437,200
5.200%, 3/1/35	85,000	86,665
Ohio Power Co. Series Q
1.625%, 1/15/31	235,000	203,268
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	347,628
5.400%, 1/15/33	350,000	364,156
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28(x)	500,000	502,975
3.700%, 11/15/28	1,250,000	1,235,047
2.750%, 5/15/30	185,000	173,312
4.150%, 6/1/32	95,000	92,692
4.550%, 9/15/32	180,000	179,464
Pacific Gas and Electric Co.
5.450%, 6/15/27(x)	500,000	509,068
2.100%, 8/1/27	750,000	721,190
3.000%, 6/15/28	520,000	500,176
6.100%, 1/15/29	500,000	523,715
4.200%, 3/1/29	350,000	346,261
4.550%, 7/1/30	3,500,000	3,472,132
3.250%, 6/1/31	1,085,000	996,224
6.150%, 1/15/33	85,000	89,881
6.400%, 6/15/33	500,000	536,168
5.800%, 5/15/34	500,000	518,513
5.700%, 3/1/35	500,000	512,698
PacifiCorp
5.450%, 2/15/34	2,000,000	2,045,260
PECO Energy Co.
4.900%, 6/15/33	210,000	214,653
PPL Capital Funding, Inc.
5.250%, 9/1/34	115,000	117,279
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	1,013,667
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	347,751
Public Service Co. of New Hampshire Series V
2.200%, 6/15/31	290,000	259,144
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	205,246
Series J
2.200%, 8/15/31	250,000	220,372
Public Service Electric & Gas Co.
3.700%, 5/1/28	500,000	496,449
3.650%, 9/1/28	300,000	297,121
3.200%, 5/15/29	250,000	242,379
2.450%, 1/15/30	165,000	153,523
1.900%, 8/15/31	235,000	205,670
5.200%, 8/1/33	500,000	518,174
4.900%, 8/15/35	355,000	356,837
Series Q
5.050%, 3/1/35	115,000	117,404
Southern California Edison Co.
5.300%, 3/1/28	310,000	315,359
2.850%, 8/1/29	660,000	618,039
2.250%, 6/1/30	655,000	587,412
5.450%, 6/1/31	750,000	771,485
2.750%, 2/1/32	315,000	276,979
Series D
4.700%, 6/1/27	500,000	502,182
Series G
2.500%, 6/1/31	500,000	442,371
Southern Co. (The)
5.113%, 8/1/27(e)	500,000	508,476
4.850%, 6/15/28	500,000	509,542
5.500%, 3/15/29	200,000	207,890
5.700%, 10/15/32	310,000	327,884
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	500,000	531,426
Series 21-B
1.750%, 3/15/28	210,000	198,342
Southwestern Electric Power Co. Series K
2.750%, 10/1/26	500,000	493,164
Series M
4.100%, 9/15/28	750,000	747,284
System Energy Resources, Inc.
5.300%, 12/15/34	185,000	185,585
Tampa Electric Co.
2.400%, 3/15/31	140,000	126,295
5.150%, 3/1/35	350,000	354,441
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	196,863
Union Electric Co.
2.950%, 6/15/27	500,000	492,137
3.500%, 3/15/29	500,000	489,787
5.250%, 4/15/35	160,000	164,567
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	442,928
5.000%, 4/1/33	500,000	508,047
5.300%, 8/15/33	500,000	515,606
5.050%, 8/15/34	105,000	106,273
5.150%, 3/15/35	250,000	253,741
Series A
3.500%, 3/15/27	750,000	744,111
3.800%, 4/1/28	500,000	497,984
2.875%, 7/15/29	175,000	167,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
2.950%, 11/15/26	$500,000	$493,419
3.750%, 5/15/27	390,000	388,167
Series C
4.900%, 9/15/35	500,000	497,743
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	291,798
4.600%, 10/1/34	500,000	498,833
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	342,610
1.950%, 9/16/31	250,000	216,406
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	495,091
1.750%, 3/15/27	415,000	400,842
4.000%, 6/15/28	500,000	498,821
2.600%, 12/1/29	350,000	325,862
2.350%, 11/15/31	500,000	438,834
5.450%, 8/15/33	250,000	258,502

		94,949,876

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	305,874
2.625%, 9/15/29	800,000	755,626
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,026,213
4.000%, 4/1/28	500,000	497,828
4.400%, 7/1/32	100,000	98,525
National Fuel Gas Co.
5.500%, 10/1/26	250,000	252,504
3.950%, 9/15/27	300,000	298,046
4.750%, 9/1/28	300,000	302,164
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	487,702
2.500%, 3/15/31	380,000	343,591
5.100%, 2/15/35	500,000	507,428
Southern California Gas Co.
2.950%, 4/15/27	280,000	275,610
5.450%, 6/15/35	1,000,000	1,037,688
Southwest Gas Corp.
5.450%, 3/23/28	335,000	343,985
2.200%, 6/15/30	500,000	454,086
4.050%, 3/15/32	150,000	143,767
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	226,071

		7,356,708

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	509,970
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	320,309
5.800%, 3/1/33	355,000	378,400
Southern Power Co.
Series A
4.250%, 10/1/30	125,000	124,163

		1,332,842

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	484,956
1.750%, 3/15/28	375,000	353,596
5.375%, 3/15/35	250,000	256,942
Ameren Illinois Co.
3.800%, 5/15/28	350,000	348,598
1.550%, 11/15/30	210,000	183,433
Black Hills Corp.
5.950%, 3/15/28	200,000	207,274
3.050%, 10/15/29	250,000	237,366
2.500%, 6/15/30	315,000	288,665
4.550%, 1/31/31	225,000	224,948
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55(k)	1,000,000	1,032,500
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	546,714
2.400%, 6/15/31	750,000	682,115
5.200%, 3/1/33	500,000	519,197
Series B
3.125%, 11/15/27	300,000	294,701
Series D
4.000%, 12/1/28	500,000	499,374
Consumers Energy Co.
4.650%, 3/1/28	500,000	506,817
3.800%, 11/15/28	750,000	744,288
4.900%, 2/15/29	500,000	513,191
4.700%, 1/15/30	115,000	117,372
3.600%, 8/15/32	335,000	317,299
5.050%, 5/15/35	175,000	178,053
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	500,900
5.450%, 3/15/35	250,000	256,354
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56(k)	500,000	503,420
Series A
4.350%, 8/15/32	250,000	244,670
Series C
2.250%, 8/15/31	455,000	402,455
DTE Energy Co.
2.850%, 10/1/26	750,000	740,114
4.950%, 7/1/27	130,000	131,675
4.875%, 6/1/28	415,000	422,075
2.950%, 3/1/30	250,000	234,916
5.200%, 4/1/30	500,000	516,370
5.850%, 6/1/34	1,000,000	1,061,178
Series C
3.400%, 6/15/29(x)	164,000	158,550
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,237,144
5.250%, 3/30/28	450,000	461,095
5.200%, 7/1/29	175,000	180,404
2.950%, 9/1/29	350,000	333,977
5.400%, 6/30/33	210,000	217,121
5.350%, 7/15/35	250,000	255,302
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	437,986
2.450%, 11/15/31(x)	500,000	442,207
6.125%, 10/15/33	500,000	539,418
5.400%, 3/15/35	115,000	118,557
Puget Energy, Inc.
2.379%, 6/15/28	625,000	591,244
4.224%, 3/15/32	355,000	340,595
San Diego Gas & Electric Co.
4.950%, 8/15/28	500,000	512,750
Series VVV
1.700%, 10/1/30(x)	235,000	207,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series XXX
3.000%, 3/15/32	$500,000	$457,691
Sempra
3.250%, 6/15/27	500,000	491,112
3.700%, 4/1/29	445,000	436,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	39,032
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	1,000,000	1,017,500
Southern Co. Gas Capital Corp.
5.150%, 9/15/32	250,000	256,252
5.750%, 9/15/33	360,000	380,613
4.950%, 9/15/34	500,000	499,773
Series B
5.100%, 9/15/35	125,000	125,505
WEC Energy Group, Inc.
5.150%, 10/1/27	355,000	361,554
1.375%, 10/15/27	500,000	473,793
4.750%, 1/15/28	250,000	253,597
2.200%, 12/15/28	500,000	471,399
1.800%, 10/15/30	172,000	152,199

		25,001,927

Water Utilities (0.1%)
American Water Capital Corp.
3.750%, 9/1/28	750,000	745,050
3.450%, 6/1/29	500,000	488,370
2.300%, 6/1/31	400,000	358,216
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	292,022
5.250%, 8/15/35	350,000	351,416

		2,235,074

Total Utilities		130,876,427

Total Corporate Bonds		1,558,929,198

Foreign Government Securities (2.2%)
Canada Government Bond
3.750%, 4/26/28	780,000	781,482
4.625%, 4/30/29	2,335,000	2,399,642
4.000%, 3/18/30	1,500,000	1,514,648
Export Development Canada
3.000%, 5/25/27	1,000,000	986,035
3.875%, 2/14/28	750,000	753,247
4.125%, 2/13/29	1,500,000	1,514,268
4.000%, 6/20/30	1,000,000	1,009,382
4.750%, 6/5/34	295,000	307,204
Export-Import Bank of Korea
1.125%, 12/29/26	550,000	530,750
1.625%, 1/18/27	364,000	353,429
2.375%, 4/21/27	1,500,000	1,464,810
4.250%, 9/15/27	323,000	325,003
5.000%, 1/11/28	220,000	225,500
4.875%, 1/14/30(x)	1,000,000	1,033,790
1.375%, 2/9/31	750,000	654,405
2.125%, 1/18/32	356,000	314,658
5.125%, 1/11/33	260,000	271,502
5.125%, 9/18/33	345,000	362,077
5.250%, 1/14/35(x)	200,000	213,070
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	954,040
Japan Bank for International Cooperation
2.250%, 11/4/26	1,000,000	982,515
4.625%, 7/22/27	360,000	364,245
2.750%, 11/16/27	475,000	464,235
4.625%, 7/19/28	200,000	204,115
3.500%, 10/31/28	2,000,000	1,980,679
2.125%, 2/16/29	750,000	705,319
2.000%, 10/17/29	430,000	399,646
1.250%, 1/21/31	600,000	522,339
4.375%, 1/24/31	1,000,000	1,013,915
1.875%, 4/15/31	1,200,000	1,067,232
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	676,252
3.250%, 5/25/27	750,000	738,964
3.375%, 6/12/28	500,000	492,052
4.750%, 5/21/29	200,000	204,547
1.750%, 4/28/31	595,000	522,278
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,517,500
Province of Alberta
3.300%, 3/15/28	1,250,000	1,233,705
4.500%, 6/26/29	500,000	509,090
1.300%, 7/22/30	1,100,000	970,345
4.500%, 1/24/34(x)	1,500,000	1,510,680
Province of British Columbia
4.700%, 1/24/28	1,500,000	1,530,192
4.900%, 4/24/29	500,000	515,634
3.900%, 8/27/30	1,590,000	1,588,548
1.300%, 1/29/31	400,000	344,922
4.200%, 7/6/33	680,000	676,134
4.750%, 6/12/34	1,000,000	1,025,296
4.800%, 6/11/35	1,485,000	1,520,066
Province of Manitoba
1.500%, 10/25/28	585,000	546,053
4.300%, 7/27/33	500,000	491,306
4.900%, 5/31/34	1,000,000	1,024,338
Province of New Brunswick
3.625%, 2/24/28	600,000	597,993
Province of Ontario
3.100%, 5/19/27	400,000	393,544
4.200%, 1/18/29	1,000,000	1,009,766
2.000%, 10/2/29	1,250,000	1,163,647
4.700%, 1/15/30	1,000,000	1,032,457
1.125%, 10/7/30	1,000,000	872,987
1.600%, 2/25/31	1,000,000	886,258
1.800%, 10/14/31(x)	1,500,000	1,321,302
4.850%, 6/11/35	1,000,000	1,029,886
Province of Quebec
2.750%, 4/12/27	1,750,000	1,720,111
4.500%, 4/3/29	2,500,000	2,543,777
1.350%, 5/28/30(x)	1,000,000	892,715
1.900%, 4/21/31	1,250,000	1,115,169
4.250%, 9/5/34	1,000,000	987,107
4.625%, 8/28/35(x)	1,000,000	1,010,185
Republic of Chile
2.750%, 1/31/27	200,000	196,400
2.450%, 1/31/31	325,000	294,288
Republic of Indonesia
4.150%, 9/20/27	200,000	200,325
3.500%, 1/11/28	1,000,000	988,000
4.550%, 1/11/28	400,000	404,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 4/24/28	$800,000	$800,000
4.750%, 2/11/29	2,500,000	2,545,000
2.150%, 7/28/31	1,250,000	1,100,781
3.550%, 3/31/32	200,000	188,500
4.650%, 9/20/32	200,000	201,000
4.850%, 1/11/33	400,000	403,400
4.700%, 2/10/34	2,000,000	1,993,000
Republic of Korea
2.750%, 1/19/27	1,750,000	1,725,938
3.500%, 9/20/28	1,000,000	988,860
2.500%, 6/19/29	505,000	481,144
1.750%, 10/15/31	210,000	185,413
Republic of Panama
3.160%, 1/23/30	1,500,000	1,396,500
7.500%, 3/1/31	1,500,000	1,655,250
Republic of Peru
2.783%, 1/23/31	2,240,000	2,065,840
3.000%, 1/15/34	2,000,000	1,740,000
Republic of Philippines
5.170%, 10/13/27	200,000	203,944
3.000%, 2/1/28	1,150,000	1,119,812
4.625%, 7/17/28	240,000	243,600
3.750%, 1/14/29	975,000	963,422
2.457%, 5/5/30	3,360,000	3,124,800
5.250%, 5/14/34	2,000,000	2,096,000
5.500%, 2/4/35	500,000	531,250
4.750%, 3/5/35	1,000,000	1,006,250
Republic of Poland
4.625%, 3/18/29	500,000	509,175
5.125%, 9/18/34	2,000,000	2,044,200
5.375%, 2/12/35	1,050,000	1,088,017
State of Israel Government Bond
3.250%, 1/17/28	750,000	732,187
5.375%, 3/12/29	500,000	513,906
2.500%, 1/15/30	515,000	474,766
4.500%, 1/17/33	220,000	214,060
5.500%, 3/12/34	1,250,000	1,283,594
5.625%, 2/19/35	660,000	682,069
Svensk Exportkredit AB
2.250%, 3/22/27	500,000	488,842
4.125%, 6/14/28	500,000	504,357
3.750%, 7/29/30	755,000	752,043
4.875%, 10/4/30	600,000	626,380
United Mexican States
4.150%, 3/28/27	2,745,000	2,740,883
3.750%, 1/11/28	855,000	846,022
4.500%, 4/22/29	455,000	456,365
3.250%, 4/16/30	2,500,000	2,360,000
6.000%, 5/13/30	1,000,000	1,052,500
4.750%, 3/22/31	1,000,000	994,000
5.375%, 3/22/33	1,500,000	1,500,000
3.500%, 2/12/34	2,000,000	1,740,000
5.625%, 9/22/35	1,550,000	1,541,475

Total Foreign Government Securities		110,875,546

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,965
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,131
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,472
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,197
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,036
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,498
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	219,726
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	457,420
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,376
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,051,252
Ohio State University (The)
4.910%, 6/1/40	4,000	3,986
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	995
5.561%, 12/1/49	3,000	2,961
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	247,323
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,178
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,595
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	481,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	$250,000	$248,950
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,068
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,289,216
University of California
1.316%, 5/15/27	250,000	240,821
1.614%, 5/15/30	125,000	113,098

Total Municipal Bonds		4,392,673

Supranational (2.5%)
African Development Bank
4.375%, 3/14/28	800,000	812,706
3.500%, 9/18/29	2,000,000	1,975,918
4.000%, 3/18/30(x)	750,000	756,710
4.500%, 6/12/35	1,195,000	1,221,719
Asian Development Bank
2.625%, 1/12/27	2,500,000	2,464,772
1.500%, 1/20/27	2,000,000	1,943,021
2.500%, 11/2/27	2,500,000	2,441,729
4.375%, 1/14/28	2,000,000	2,030,509
2.750%, 1/19/28	1,000,000	979,401
3.750%, 4/25/28	1,040,000	1,041,975
1.250%, 6/9/28	500,000	469,309
4.500%, 8/25/28	1,531,000	1,565,565
3.125%, 9/26/28	400,000	393,652
4.375%, 3/6/29	1,000,000	1,021,213
1.875%, 3/15/29	1,000,000	940,681
1.750%, 9/19/29	500,000	463,107
1.875%, 1/24/30	1,000,000	925,557
3.750%, 8/28/30	1,300,000	1,298,234
0.750%, 10/8/30	1,000,000	860,975
1.500%, 3/4/31	600,000	531,281
3.125%, 4/27/32	500,000	475,369
3.875%, 9/28/32	400,000	397,120
4.000%, 1/12/33	85,000	84,868
3.875%, 6/14/33	500,000	493,780
4.375%, 3/22/35	500,000	507,715
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	400,488
3.625%, 9/15/28	535,000	534,593
4.500%, 1/16/30	3,000,000	3,087,720
4.250%, 3/13/34	500,000	505,050
4.500%, 5/21/35	140,000	143,863
Corp. Andina de Fomento
2.250%, 2/8/27	650,000	631,243
6.000%, 4/26/27	440,000	452,837
4.125%, 1/7/28	1,000,000	1,002,181
5.000%, 1/22/30	1,000,000	1,034,756
Council of Europe Development Bank
3.625%, 1/26/28(x)	500,000	499,033
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,421,783
4.250%, 3/13/34	1,500,000	1,500,393
European Investment Bank
0.750%, 10/26/26	1,111,000	1,075,697
1.375%, 3/15/27	2,500,000	2,418,010
4.375%, 3/19/27	1,500,000	1,513,881
2.375%, 5/24/27	1,000,000	979,460
0.625%, 10/21/27(x)	980,000	921,430
3.875%, 3/15/28	800,000	804,273
3.875%, 6/15/28	1,500,000	1,508,517
4.500%, 10/16/28(x)	750,000	767,728
4.000%, 2/15/29	2,000,000	2,018,158
1.750%, 3/15/29(x)	800,000	749,826
4.750%, 6/15/29	833,000	862,692
1.625%, 10/9/29	410,000	377,604
4.500%, 3/14/30	2,000,000	2,060,954
3.625%, 7/15/30	960,000	953,913
0.750%, 9/23/30(x)	750,000	648,070
3.875%, 10/15/30	1,645,000	1,651,372
1.250%, 2/14/31	1,475,000	1,292,259
1.625%, 5/13/31	750,000	667,336
4.375%, 10/10/31	250,000	256,806
4.250%, 8/16/32(x)	2,592,000	2,634,567
3.750%, 2/14/33	815,000	801,872
4.125%, 2/13/34	3,500,000	3,509,450
4.625%, 2/12/35	570,000	590,088
Inter-American Development Bank
1.500%, 1/13/27	1,500,000	1,452,735
0.625%, 9/16/27	1,000,000	942,963
4.000%, 1/12/28	800,000	805,672
1.125%, 7/20/28	1,250,000	1,160,019
3.125%, 9/18/28	750,000	735,702
2.250%, 6/18/29	1,000,000	948,087
3.500%, 9/14/29	800,000	792,704
4.500%, 2/15/30	2,000,000	2,059,894
1.125%, 1/13/31	3,800,000	3,310,828
3.625%, 9/17/31	800,000	787,803
4.500%, 9/13/33	800,000	822,821
4.375%, 7/17/34	1,000,000	1,014,467
4.375%, 7/16/35	415,000	420,226
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	755,774
4.250%, 2/14/29	2,000,000	2,022,455
International Bank for Reconstruction & Development
1.875%, 10/27/26	2,000,000	1,957,234
3.125%, 6/15/27	1,200,000	1,189,046
0.750%, 11/24/27	1,855,000	1,743,389
1.375%, 4/20/28	2,000,000	1,889,057
4.625%, 8/1/28	1,000,000	1,025,133
1.125%, 9/13/28	2,400,000	2,228,070
3.875%, 10/16/29	2,000,000	2,010,013
1.750%, 10/23/29	1,350,000	1,249,633
3.875%, 2/14/30	1,030,000	1,035,109
4.125%, 3/20/30	2,000,000	2,029,755
4.000%, 7/25/30	2,475,000	2,498,665
0.750%, 8/26/30	1,685,000	1,457,756
1.250%, 2/10/31	8,500,000	7,439,032
1.625%, 11/3/31	1,667,000	1,460,363
4.625%, 1/15/32	3,000,000	3,116,250
2.500%, 3/29/32	2,000,000	1,834,866
3.875%, 8/28/34	1,476,000	1,449,970
4.375%, 8/27/35	1,000,000	1,013,541
International Finance Corp.
0.750%, 10/8/26	1,000,000	968,427
4.500%, 7/13/28	450,000	459,404
4.250%, 7/2/29	1,400,000	1,423,733
0.750%, 8/27/30	750,000	648,494
Nordic Investment Bank
3.375%, 9/8/27	643,000	637,221
4.375%, 3/14/28	400,000	406,259
4.250%, 2/28/29	2,000,000	2,034,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Total Supranational		127,611,582

U.S. Government Agency Securities (1.4%)
FFCB
4.250%, 1/14/28	$1,000,000	$1,012,805
1.040%, 1/25/29	10,000,000	9,154,253
4.000%, 4/1/30	2,000,000	2,023,241
1.380%, 1/14/31	15,000,000	13,160,480
4.970%, 9/17/35	250,000	249,125
FHLB
4.000%, 10/9/26	5,000,000	5,018,014
4.625%, 11/17/26(x)	2,000,000	2,020,399
4.000%, 3/10/27	5,000,000	5,022,723
3.875%, 6/4/27	800,000	802,865
3.500%, 9/9/27(x)	7,000,000	6,975,043
4.600%, 6/9/28	500,000	500,147
3.250%, 11/16/28(x)	5,000,000	4,941,470
5.500%, 7/15/36	3,000	3,280
FHLMC
4.550%, 2/11/28	1,000,000	1,001,530
4.300%, 9/19/30	250,000	249,299
4.300%, 9/26/30	500,000	499,398
FNMA
0.875%, 12/18/26	5,000,000	4,830,932
0.750%, 10/8/27	9,000,000	8,498,089
0.875%, 8/5/30(x)	5,000,000	4,366,143
Tennessee Valley Authority
3.875%, 8/1/30(x)	660,000	659,459
4.375%, 8/1/34(x)	730,000	737,779
4.875%, 5/15/35	835,000	860,080
Series A
2.875%, 2/1/27	1,000,000	988,765

Total U.S. Government Agency Securities		73,575,319

U.S. Treasury Obligations (54.5%)
U.S. Treasury Notes
4.625%, 10/15/26(x)	10,000,000	10,092,781
4.125%, 10/31/26	20,000,000	20,088,536
2.000%, 11/15/26	48,000,000	47,095,810
4.250%, 12/31/26	15,000,000	15,099,157
4.125%, 1/31/27	20,000,000	20,111,866
2.250%, 2/15/27	39,000,000	38,259,952
4.125%, 2/15/27	25,000,000	25,146,617
4.125%, 2/28/27	20,000,000	20,122,750
4.250%, 3/15/27	15,000,000	15,122,287
3.875%, 3/31/27	15,000,000	15,046,928
3.750%, 4/30/27	20,000,000	20,032,442
3.875%, 5/31/27	15,000,000	15,054,183
3.750%, 6/30/27	20,000,000	20,039,402
4.375%, 7/15/27	20,000,000	20,254,738
3.875%, 7/31/27	15,000,000	15,063,848
2.250%, 8/15/27	25,000,000	24,383,760
3.625%, 8/31/27	20,000,000	20,002,380
3.375%, 9/15/27	25,000,000	24,891,407
0.375%, 9/30/27	17,000,000	15,949,633
3.500%, 9/30/27	20,000,000	19,960,938
3.875%, 10/15/27	15,000,000	15,078,363
4.125%, 10/31/27	15,000,000	15,153,462
2.250%, 11/15/27	14,000,000	13,612,906
4.125%, 11/15/27	20,000,000	20,209,524
0.625%, 11/30/27	36,500,000	34,256,221
3.875%, 11/30/27	10,000,000	10,054,705
4.000%, 12/15/27	10,000,000	10,084,627
0.625%, 12/31/27	42,000,000	39,319,245
3.875%, 12/31/27	15,000,000	15,084,963
4.250%, 1/15/28	15,000,000	15,207,762
3.500%, 1/31/28	15,000,000	14,963,015
2.750%, 2/15/28	23,500,000	23,037,092
4.250%, 2/15/28	20,000,000	20,287,540
4.000%, 2/29/28	15,000,000	15,135,279
3.875%, 3/15/28	15,000,000	15,098,434
3.625%, 3/31/28	17,500,000	17,508,355
3.500%, 4/30/28	29,000,000	28,922,898
2.875%, 5/15/28	60,000,000	58,884,696
1.250%, 5/31/28	81,000,000	76,159,051
3.625%, 5/31/28	16,000,000	16,005,194
3.875%, 6/15/28	15,000,000	15,101,571
4.000%, 6/30/28	25,000,000	25,249,983
3.875%, 7/15/28	20,000,000	20,134,374
4.125%, 7/31/28	20,000,000	20,268,666
2.875%, 8/15/28	49,000,000	47,998,984
3.625%, 8/15/28	15,000,000	15,004,068
1.125%, 8/31/28	10,000,000	9,313,076
4.375%, 8/31/28	25,000,000	25,515,037
3.375%, 9/15/28	10,000,000	9,933,594
4.625%, 9/30/28	20,000,000	20,566,758
4.875%, 10/31/28	25,000,000	25,896,455
3.125%, 11/15/28	77,500,000	76,334,423
4.375%, 11/30/28	15,000,000	15,328,096
3.750%, 12/31/28	38,000,000	38,130,800
1.750%, 1/31/29	10,000,000	9,409,986
4.000%, 1/31/29	25,000,000	25,273,422
2.625%, 2/15/29	64,000,000	61,945,690
4.250%, 2/28/29	35,000,000	35,675,237
4.125%, 3/31/29	50,000,000	50,769,135
4.625%, 4/30/29	10,000,000	10,319,564
2.375%, 5/15/29	69,000,000	66,010,658
4.500%, 5/31/29	25,000,000	25,705,525
4.250%, 6/30/29	20,000,000	20,402,070
4.000%, 7/31/29	10,000,000	10,113,559
3.625%, 8/31/29	17,000,000	16,961,286
3.500%, 9/30/29	10,000,000	9,932,678
4.000%, 10/31/29	15,000,000	15,173,368
4.125%, 10/31/29	20,000,000	20,323,096
4.125%, 11/30/29	20,000,000	20,327,366
3.875%, 12/31/29	15,000,000	15,101,943
4.375%, 12/31/29	15,000,000	15,394,329
3.500%, 1/31/30	15,000,000	14,878,100
1.500%, 2/15/30	17,500,000	15,961,899
4.000%, 2/28/30	10,000,000	10,119,126
3.625%, 3/31/30	15,000,000	14,942,466
4.000%, 3/31/30	20,000,000	20,233,882
3.500%, 4/30/30	15,000,000	14,862,890
3.750%, 5/31/30	13,000,000	13,012,149
3.750%, 6/30/30	15,000,000	15,011,627
3.875%, 6/30/30	12,000,000	12,076,094
3.875%, 7/31/30	7,500,000	7,547,509
4.000%, 7/31/30	15,000,000	15,173,293
0.625%, 8/15/30	35,000,000	30,180,318
3.625%, 8/31/30	20,000,000	19,903,460
4.125%, 8/31/30	15,000,000	15,256,628
3.625%, 9/30/30	10,000,000	9,951,563
4.625%, 9/30/30	10,000,000	10,396,939
4.875%, 10/31/30	15,000,000	15,772,293
0.875%, 11/15/30	15,000,000	13,010,370
4.375%, 11/30/30	7,500,000	7,714,471
3.750%, 12/31/30	20,000,000	19,984,396
4.000%, 1/31/31	18,500,000	18,700,890
1.125%, 2/15/31	21,300,000	18,616,694
4.125%, 3/31/31	15,000,000	15,246,025
4.625%, 4/30/31	15,000,000	15,617,631
1.625%, 5/15/31	40,000,000	35,625,884
4.625%, 5/31/31	10,000,000	10,412,510
4.250%, 6/30/31	12,000,000	12,265,340
4.125%, 7/31/31	15,000,000	15,232,999
1.250%, 8/15/31	45,000,000	38,931,637
3.750%, 8/31/31	15,000,000	14,935,930
3.625%, 9/30/31	15,000,000	14,827,116
1.375%, 11/15/31	41,000,000	35,489,862
4.125%, 11/30/31	15,000,000	15,215,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 12/31/31	$10,000,000	$10,347,817
1.875%, 2/15/32	40,000,000	35,489,572
4.125%, 2/29/32	15,000,000	15,204,757
4.125%, 3/31/32	10,000,000	10,134,397
4.000%, 4/30/32	10,000,000	10,060,709
2.875%, 5/15/32	22,000,000	20,682,279
4.125%, 5/31/32	18,000,000	18,232,285
4.000%, 6/30/32	12,000,000	12,064,684
4.000%, 7/31/32	15,000,000	15,075,134
2.750%, 8/15/32	40,000,000	37,190,552
3.875%, 8/31/32	13,000,000	12,964,610
3.875%, 9/30/32	5,000,000	4,984,375
4.125%, 11/15/32	17,000,000	17,197,917
3.500%, 2/15/33	32,000,000	31,070,013
3.375%, 5/15/33	37,000,000	35,543,606
3.875%, 8/15/33	35,000,000	34,718,565
4.500%, 11/15/33	36,000,000	37,217,761
4.000%, 2/15/34	18,000,000	17,951,765
4.375%, 5/15/34	27,500,000	28,136,210
3.875%, 8/15/34	33,000,000	32,498,136
4.250%, 11/15/34	32,000,000	32,363,200
4.625%, 2/15/35	38,000,000	39,492,530
4.250%, 5/15/35	29,500,000	29,771,371
4.250%, 8/15/35(x)	22,000,000	22,178,750

Total U.S. Treasury Obligations		2,807,176,444

Total Long-Term Debt Securities (90.9%) (Cost $4,744,632,055)		4,684,914,703

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(x)(y)*	17,000	265,880
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(y)*	22,000	365,200

Total Preferred Stocks (0.0%)† (Cost $18,166)		631,080

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.9%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	1,000,000	25,130,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	29,280,000
Vanguard Intermediate- Term Treasury ETF	2,900,000	174,087,000
Vanguard Short-Term Treasury ETF(x)	3,000,000	176,550,000

Total Exchange Traded Funds (7.9%) (Cost $414,627,605)		405,047,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	1,000,000	1,000,000

Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	55,924,083	55,924,083
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		57,924,083

Total Short-Term Investments (1.1%) (Cost $57,924,083)		57,924,083

Total Investments in Securities (99.9%) (Cost $5,217,201,909)		5,148,516,866
Other Assets Less Liabilities (0.1%)		6,078,974

Net Assets (100%)		$5,154,595,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $7,543,974 or 0.1% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(x)	All or a portion of security is on loan at September 30, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $127,696,848. This was collateralized by $72,453,389 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/15/25 – 2/15/55 and by cash of $57,924,083 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

Floor — The minimum dividend yield an investor can expect to receive

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,353,941	$—	$2,353,941
Corporate Bonds
Communication Services	—	86,198,271	—	86,198,271
Consumer Discretionary	—	73,452,532	—	73,452,532
Consumer Staples	—	91,476,573	—	91,476,573
Energy	—	91,038,241	—	91,038,241
Financials	—	646,644,837	—	646,644,837
Health Care	—	129,748,374	—	129,748,374
Industrials	—	94,870,931	—	94,870,931
Information Technology	—	112,775,987	—	112,775,987
Materials	—	38,027,118	—	38,027,118
Real Estate	—	63,819,907	—	63,819,907
Utilities	—	130,876,427	—	130,876,427
Exchange Traded Funds	405,047,000	—	—	405,047,000
Foreign Government Securities	—	110,875,546	—	110,875,546
Municipal Bonds	—	4,392,673	—	4,392,673
Preferred Stocks
Financials	631,080	—	—	631,080
Short-Term Investments
Investment Companies	57,924,083	—	—	57,924,083
Supranational	—	127,611,582	—	127,611,582
U.S. Government Agency Securities	—	73,575,319	—	73,575,319
U.S. Treasury Obligations	—	2,807,176,444	—	2,807,176,444

Total Assets	$463,602,163	$4,684,914,703	$—	$5,148,516,866

Total	$463,602,163	$4,684,914,703	$—	$5,148,516,866

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,019,475
Aggregate gross unrealized depreciation	(115,132,035)

Net unrealized depreciation	$(69,112,560)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,217,629,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.2%)
AASET Trust,
Series 2025-1A A
5.943%, 2/16/50§	$239,205	$244,430
Affirm Asset Securitization Trust,
Series 2024-A 1A
5.610%, 2/15/29§	525,000	527,158
Series 2024-A A
5.610%, 2/15/29§	150,000	150,617
American Credit Acceptance Receivables Trust,
Series 2023-3 C
6.440%, 10/12/29§	230,226	231,700
Series 2025-2 C
5.110%, 3/12/31§	255,000	257,165
AmeriCredit Automobile Receivables Trust,
Series 2021-3 C
1.410%, 8/18/27	346,402	342,675
Series 2022-1 B
2.770%, 4/19/27	154,585	154,397
Series 2023-1 B
5.570%, 3/20/28	450,000	454,509
Series 2024-1 A3
5.430%, 1/18/29	360,000	363,794
Applebee’s Funding LLC,
Series 2025-1A A2
6.720%, 6/7/55§	1,000,000	1,000,055
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	107,873	100,002
AutoNation Finance Trust,
Series 2025-1A A3
4.620%, 11/13/29§	180,000	181,762
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	45,394	45,593
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	940,000	953,362
Series 2024-1A A
5.360%, 6/20/30§	120,000	123,889
Series 2025-2A A
5.120%, 8/20/31§	100,000	102,821
BHG Securitization Trust,
Series 2024-1CON A
5.810%, 4/17/35§	58,600	60,005
Series 2025-2CON A
4.840%, 9/17/36§	251,164	252,862
BMW Vehicle Lease Trust,
Series 2024-2 A3
4.180%, 10/25/27	300,000	300,902
Series 2025-1 A3
4.430%, 6/26/28	135,000	136,034
BofA Auto Trust,
Series 2025-1A A3
4.350%, 11/20/29§	125,000	125,819
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3
6.510%, 11/15/27	32,329	32,361
Series 2024-3 B
5.370%, 10/16/28	175,000	176,167
Series 2025-2 A3
4.780%, 12/15/28	345,000	346,736
Series 2025-3 A3
4.660%, 1/15/29	235,000	235,922
CarMax Auto Owner Trust,
Series 2023-2 A3
5.050%, 1/18/28	338,983	340,740
Series 2024-4 A3
4.600%, 10/15/29	665,000	672,023
Series 2025-2 A3
4.480%, 3/15/30	240,000	242,389
CarMax Select Receivables Trust,
Series 2025-A A3
4.770%, 9/17/29	380,000	382,647
Carvana Auto Receivables Trust,
Series 2023-P1 A3
5.980%, 12/10/27§	179,615	180,226
Series 2024-P2 A3
5.330%, 7/10/29	195,000	196,718
Series 2024-P4 A3
4.640%, 1/10/30	120,000	120,733
Series 2025-P2 A4
4.750%, 6/10/31	500,000	504,610
Series 2025-P3 A3
4.040%, 11/11/30	155,000	154,845
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	152,155	153,102
Series 2024-1A A1
5.520%, 5/15/36§	123,237	124,761
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	143,413	144,243
Compass Datacenters Issuer II LLC,
Series 2024-2A A1
5.022%, 8/25/49§	195,000	196,096
Compass Datacenters Issuer III LLC,
Series 2025-1A A2
5.656%, 2/25/50§	120,000	122,573
Consolidated Communications LLC,
Series 2025-1A B
6.506%, 5/20/55§	2,000,000	2,060,100
Credit Acceptance Auto Loan Trust,
Series 2023-1A A
6.480%, 3/15/33§	174,155	174,700
Series 2023-2A B
6.610%, 7/15/33§	435,000	440,125
Series 2023-3A C
7.620%, 12/15/33§	100,000	103,653
Series 2025-1A A
5.020%, 3/15/35§	365,000	369,813
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A
6.050%, 1/20/31§	275,758	279,205
CyrusOne Data Centers Issuer I LLC,
Series 2025-1A A2
5.910%, 2/20/50§	350,000	357,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	$412,248	$414,787
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	335,787	337,231
Drive Auto Receivables Trust,
Series 2024-2 B
4.520%, 7/16/29	420,000	421,427
DT Auto Owner Trust,
Series 2023-2A B
5.410%, 2/15/29§	9,356	9,359
Enterprise Fleet Financing LLC,
Series 2022-3 A2
4.380%, 7/20/29§	15,313	15,313
Series 2023-2 A2
5.560%, 4/22/30§	151,205	152,203
Series 2024-1 A3
5.160%, 9/20/30§	150,000	152,830
Series 2024-3 A4
5.060%, 3/20/31§	245,000	250,361
Series 2025-1 A3
4.820%, 2/20/29§	175,000	177,906
Series 2025-3 A3
4.460%, 9/20/29§	430,000	434,268
Exeter Automobile Receivables Trust,
Series 2024-4A C
5.480%, 8/15/30	200,000	201,899
Series 2025-2A A3
4.740%, 1/16/29	630,000	633,178
Series 2025-4A A3
4.390%, 9/17/29	85,000	85,340
Exeter Select Automobile Receivables Trust,
Series 2025-1 A3
4.690%, 4/15/30	105,000	106,086
Flagship Credit Auto Trust,
Series 2023-2 C
5.810%, 5/15/29§	460,000	463,539
Ford Credit Auto Lease Trust,
Series 2025-A A3
4.720%, 6/15/28	220,000	222,256
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	270,934
Frontier Issuer LLC,
Series 2023-1 A2
6.600%, 8/20/53§	605,000	614,576
Series 2024-1 A2
6.190%, 6/20/54§	170,000	173,956
Series 2024-1 B
7.020%, 6/20/54§	1,588,000	1,653,434
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	280,028	281,551
GLS Auto Receivables Issuer Trust,
Series 2024-2A B
5.770%, 11/15/28§	395,000	398,808
Series 2024-3A B
5.080%, 1/16/29§	205,000	206,752
Series 2024-4A A3
4.750%, 7/17/28§	135,000	135,401
Series 2025-2A C
5.110%, 1/15/31§	150,000	152,439
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	62,313	63,074
Series 2024-3A A2
5.590%, 10/15/29§	213,447	215,949
Series 2024-4A A2
4.430%, 12/17/29§	157,686	158,173
Series 2025-1A A2
4.710%, 4/15/30§	205,385	206,619
Series 2025-3A A2
4.460%, 10/15/30§	180,000	180,444
GM Financial Automobile Leasing Trust,
Series 2025-1 A3
4.660%, 2/21/28	295,000	297,751
Series 2025-3 A3
4.170%, 8/21/28	390,000	391,526
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	189,868
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4
5.150%, 10/27/59§	54,150	54,842
GreenSky Home Improvement Trust,
Series 2024-1 A3
5.550%, 6/25/59§	195,000	200,706
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	641,045
Series 2024-1A A
5.440%, 1/25/29§	375,000	379,928
Hertz Vehicle Financing LLC,
Series 2022-2A A
2.330%, 6/26/28§	400,000	388,276
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	34,914	35,196
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	270,000	273,044
Hyundai Auto Receivables Trust,
Series 2025-B A3
4.360%, 12/17/29	175,000	176,544
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	191,938
Series 2024-1A A4
5.170%, 9/15/28§	125,000	125,843
Series 2024-2A A3
5.610%, 8/15/28§	210,159	211,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-3A A3
4.520%, 3/15/29§	$180,000	$180,728
Series 2025-1A A3
4.690%, 7/16/29§	470,000	472,460
M&T Bank Auto Receivables Trust,
Series 2025-1A A3
4.730%, 6/17/30§	150,000	151,660
M&T Equipment Notes,
Series 2023-1A A3
5.740%, 7/15/30§	208,346	209,573
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	259,437	261,055
Mercury Financial Credit Card Master Trust,
Series 2024-2A A
6.560%, 7/20/29§	355,000	357,817
MetroNet Infrastructure Issuer LLC,
Series 2025-2A A2
5.400%, 8/20/55§	220,000	223,312
Mission Lane Credit Card Master Trust,
Series 2024-B A
5.880%, 1/15/30§	330,000	333,320
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	96,802	98,606
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	35,715	34,541
Series 2021-EA A
0.970%, 12/16/69§	676,017	608,928
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	577,801
Octane Receivables Trust,
Series 2024-2A A2
5.800%, 7/20/32§	256,779	259,526
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
7.025%, 1/21/38(l)§	2,850,000	2,861,320
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	515,504	514,976
OWN Equipment Fund I LLC,
Series 2024-2M A
5.700%, 12/20/32§	419,149	426,012
PenFed Auto Receivables Owner Trust,
Series 2024-A A3
4.700%, 6/15/29§	190,000	191,257
Point Broadband Funding LLC,
Series 2025-1A B
5.727%, 7/20/55§	3,930,000	3,960,491
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	46,510	46,741
Prestige Auto Receivables Trust,
Series 2021-1A C
1.530%, 2/15/28§	30,536	30,464
Series 2023-1A C
5.650%, 2/15/28§	302,171	302,820
Regional Management Issuance Trust,
Series 2024-1 A
5.830%, 7/15/36§	150,000	153,466
Republic Finance Issuance Trust,
Series 2024-A A
5.910%, 8/20/32§	235,000	237,953
Santander Drive Auto Receivables Trust,
Series 2022-4 B
4.420%, 11/15/27	13,890	13,887
Series 2023-1 C
5.090%, 5/15/30	115,000	115,850
Series 2023-3 C
5.770%, 11/15/30	155,000	158,303
Series 2023-4 B
5.770%, 12/15/28	325,000	328,836
Series 2023-5 B
6.160%, 12/17/29	495,000	504,287
Series 2024-3 A3
5.630%, 1/16/29	293,331	294,864
Series 2024-4 A3
4.850%, 1/16/29	265,000	265,653
Series 2025-2 A3
4.670%, 8/15/29	340,000	342,824
Series 2025-3 A2
4.630%, 10/16/28	325,000	325,951
SBNA Auto Lease Trust,
Series 2024-A A3
5.390%, 11/20/26§	96,689	96,990
Series 2024-B A3
5.560%, 11/22/27§	265,000	266,995
Series 2024-C A3
4.560%, 2/22/28§	105,000	105,356
SCF Equipment Leasing LLC,
Series 2024-1A A3
5.520%, 1/20/32§	190,000	194,827
SCF Equipment Trust LLC,
Series 2025-1A A3
5.110%, 11/21/33§	325,000	331,838
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	245,623
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	275,816	277,854
Series 2024-3A A3
4.550%, 6/20/30§	145,000	145,885
Series 2025-1A A3
4.750%, 7/22/30§	145,000	146,636
Series 2025-2A A3
4.440%, 12/20/30§	495,000	498,953
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A
5.140%, 6/20/41§	201,998	204,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	$139,136	$130,641
SoFi Consumer Loan Program Trust,
Series 2025-2 A
4.820%, 6/25/34§	151,519	152,331
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	37,164	35,999
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A3
4.270%, 1/22/29§	455,000	456,976
Stream Innovations Issuer Trust,
Series 2024-1A A
6.270%, 7/15/44§	66,804	70,055
Toyota Lease Owner Trust,
Series 2025-B A3
3.960%, 11/20/28§	330,000	329,492
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.532%, 9/18/42(l)§	4,060,000	4,054,962
USB Auto Owner Trust,
Series 2025-1A A3
4.490%, 6/17/30§	70,000	70,650
Volofin Finance DAC,
Series 2024-1A A
5.935%, 6/15/37§	286,738	291,294
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	48,000	48,701
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	623,188
Series 2024-2A A3
5.560%, 2/15/28§	200,000	201,501
Series 2024-3A A3
4.710%, 4/17/28§	265,000	266,206
Series 2025-1A A3
4.750%, 8/15/28§	475,000	478,349
Series 2025-2A A3
4.510%, 5/15/29§	140,000	140,861
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	286,286	288,456
Series 2024-1A A1
5.490%, 2/18/39§	198,816	200,907
Series 2024-2A A1
4.870%, 6/21/39§	224,085	226,311
Series 2024-3A A1
4.800%, 9/19/39§	207,908	209,948
World Omni Auto Receivables Trust,
Series 2024-C A3
4.430%, 12/17/29	280,000	281,646
Series 2025-C A3
4.080%, 11/15/30	505,000	506,314
Zayo Issuer LLC,
Series 2025-2A A2
5.953%, 6/20/55§	7,135,000	7,338,063
Series 2025-3A A2
5.570%, 10/20/55§	1,140,000	1,146,987

Total Asset- Backed Securities		61,479,975

Collateralized Mortgage Obligations (1.9%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1
9.606%, 3/25/42(l)§	2,850,000	3,013,617
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
9.106%, 2/25/42(l)§	1,380,000	1,437,353
Series 2022-DNA6 M2
10.106%, 9/25/42(l)§	3,700,000	4,018,931
GNMA,
Series 2016-149 IP
4.000%, 10/20/46 IO	2,064,219	406,485
Series 2022-120 EI
5.500%, 2/20/47 IO	1,288,842	200,048
OBX Trust,
Series 2025-J3 AF
5.808%, 10/25/55(l)§	5,320,000	5,320,007

Total Collateralized Mortgage Obligations		14,396,441

Commercial Mortgage-Backed Securities (5.1%)
ALA Trust,
Series 2025-OANA A
5.894%, 6/15/40(l)§	150,000	150,750
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	221,641
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	578,621
Series 2021-BN37 A5
2.618%, 11/15/64(l)	755,000	671,005
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56(l)	385,000	407,662
Series 2023-5YR4 A3
6.500%, 12/15/56	142,826	150,607
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	740,000	781,154
BBCMS Mortgage Trust,
Series 2020-BID A
6.405%, 10/15/37(l)§	215,000	214,950
Series 2021-C12 A5
2.689%, 11/15/54	755,000	671,615
Series 2024-5C25 A3
5.946%, 3/15/57	400,000	418,624
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	687,127
Series 2023-V2 A3
5.812%, 5/15/55(l)	470,000	485,346
BPR Trust,
Series 2021-NRD A
5.676%, 12/15/38(l)§	420,000	416,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BX Trust,
Series 2024-VLT4 A
5.642%, 6/15/41(l)§	$420,000	$420,132
Series 2025-VLT7 A
5.850%, 7/15/44(l)§	1,005,000	1,009,383
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
5.018%, 5/10/58(l)§	1,300,000	1,258,817
Commercial Mortgage Trust,
Series 2024-CBM A2
5.867%, 12/10/41(l)§	100,000	101,080
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	251,576
Series 2014-USA A2
3.953%, 9/15/37§	575,000	528,346
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	304,684
DROP Mortgage Trust,
Series 2021-FILE A
5.414%, 10/15/43(l)§	420,000	408,464
Extended Stay America Trust,
Series 2025-ESH A
5.450%, 10/15/42(l)§	110,000	110,206
FHLMC MSCR Trust,
Series 2025-MN10 M2
7.205%, 2/25/45(l)§	1,960,000	1,955,811
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
1.046%, 4/25/34 IO(l)	5,094,177	259,344
GNMA,
Series 2024-67 EI
0.659%, 10/16/65 IO(l)	718,953	40,916
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	290,989	245,842
Series 2013-PEMB A
3.668%, 3/5/33(l)§	140,000	120,398
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7
3.914%, 8/5/34§	10,805	10,677
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A
5.750%, 1/15/42(l)§	320,000	319,701
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	245,931
Series 2021-L7 A5
2.574%, 10/15/54	775,000	686,634
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
7.721%, 10/25/49(l)§	4,880,629	4,954,721
Series 2023-01 M10
10.856%, 11/25/53(l)§	6,280,000	7,078,116
Series 2024-01 M7
7.106%, 7/25/54(l)§	$5,500,486	$5,572,235
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/10/40§	480,000	492,834
SPGN Mortgage Trust,
Series 2022-TFLM A
5.700%, 2/15/39(l)§	760,000	754,386
SWCH Commercial Mortgage Trust,
Series 2025-DATA A
5.593%, 2/15/42(l)§	1,520,000	1,511,927
TCO Commercial Mortgage Trust,
Series 2024-DPM A
5.393%, 12/15/39(l)§	270,000	270,337
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4
2.118%, 8/15/53	355,000	320,581
Series 2020-C58 A4
2.092%, 7/15/53	100,000	88,971
Series 2021-C60 A4
2.342%, 8/15/54	1,540,000	1,363,081
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	981,045
Series 2022-C62 A4
4.000%, 4/15/55(l)	715,000	683,860

Total Commercial Mortgage- Backed Securities		38,206,052

Corporate Bonds (28.8%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
6.375%, 9/1/29§	149,000	150,882
4.750%, 2/1/32§	434,000	400,495
4.500%, 5/1/32	436,000	396,128
4.500%, 6/1/33§	526,000	466,825
Level 3 Financing, Inc.
4.500%, 4/1/30§	178,000	162,507
6.875%, 6/30/33§	394,000	401,187
Windstream Services LLC
8.250%, 10/1/31§	221,000	228,686
Zayo Group Holdings, Inc.
5.750%, 3/9/30 PIK(x)§	407,837	391,518
7.125%, 9/9/30 PIK§	188,186	178,296

		2,776,524

Entertainment (0.1%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	150,000	151,242
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	366,538

		517,780

Media (0.7%)
Charter Communications Operating LLC
6.100%, 6/1/29	395,000	414,039
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	716,661
CSC Holdings LLC
11.750%, 1/31/29§	496,000	418,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Gray Media, Inc.
10.500%, 7/15/29§	$106,000	$114,429
4.750%, 10/15/30(x)§	450,000	345,375
9.625%, 7/15/32§	151,000	154,209
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	425,000	432,387
Neptune Bidco US, Inc.
9.290%, 4/15/29§	525,000	514,505
Nexstar Media, Inc.
5.625%, 7/15/27§	212,000	211,470
Outfront Media Capital LLC
5.000%, 8/15/27§	327,000	325,169
Sinclair Television Group, Inc.
5.500%, 3/1/30§	222,000	186,935
Sirius XM Radio LLC
3.125%, 9/1/26§	112,000	110,589
3.875%, 9/1/31§	474,000	429,562
Stagwell Global LLC
5.625%, 8/15/29§	386,000	374,779
Univision Communications, Inc.
8.500%, 7/31/31§	482,000	497,063
VZ Secured Financing BV
5.000%, 1/15/32§	330,000	298,237

		5,543,909

Wireless Telecommunication Services (0.0%)†
SoftBank Corp.
4.699%, 7/9/30§	420,000	422,424

Total Communication Services		9,260,637

Consumer Discretionary (3.2%)
Automobile Components (0.3%)
Clarios Global LP
6.750%, 5/15/28§	451,000	460,557
6.750%, 2/15/30§	140,000	144,833
6.750%, 9/15/32§	372,000	380,210
Denso Corp.
1.239%, 9/16/26§	565,000	549,197
Forvia SE
8.000%, 6/15/30§	220,000	232,197
6.750%, 9/15/33§	200,000	202,700
ZF North America Capital, Inc.
7.500%, 3/24/31§	190,000	188,683

		2,158,377

Automobiles (0.5%)
General Motors Co.
5.625%, 4/15/30	360,000	372,947
Honda Motor Co. Ltd.
4.688%, 7/8/30	545,000	549,490
Hyundai Capital America
4.250%, 9/18/28§	185,000	184,603
5.150%, 3/27/30§	470,000	479,466
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	362,573
Stellantis Finance US, Inc.
6.450%, 3/18/35§	335,000	343,516
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	670,000	684,239
4.850%, 9/11/30§	600,000	602,795

		3,579,629

Broadline Retail (0.2%)
Getty Images, Inc.
9.750%, 3/1/27§	562,000	534,097
K2016470219 South Africa Ltd.
3.000%, 12/31/22(h)(r)§	245,575	—
SGUS LLC
11.000%, 12/15/29§	1,088,800	1,024,833

		1,558,930

Distributors (0.3%)
Genuine Parts Co.
4.950%, 8/15/29	435,000	443,562
LKQ Corp.
5.750%, 6/15/28	360,000	371,981
RB Global Holdings, Inc.
6.750%, 3/15/28§	374,000	381,420
7.750%, 3/15/31§	196,000	204,924
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	196,931
Velocity Vehicle Group LLC
8.000%, 6/1/29§	150,000	150,547
Windsor Holdings III LLC
8.500%, 6/15/30§	339,000	358,818

		2,108,183

Diversified Consumer Services (0.1%)
Matthews International Corp.
8.625%, 10/1/27§	273,000	282,214
Service Corp. International
5.750%, 10/15/32	202,000	204,662
Wand NewCo 3, Inc.
7.625%, 1/30/32§	262,000	276,095

		762,971

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
3.875%, 1/15/28§	294,000	287,014
5.625%, 9/15/29§	207,000	209,329
Caesars Entertainment, Inc.
7.000%, 2/15/30§	797,000	818,918
Carnival Corp.
7.000%, 8/15/29§	515,000	541,394
5.750%, 8/1/32§	329,000	334,668
Churchill Downs, Inc.
5.750%, 4/1/30§	301,000	300,624
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	206,020
5.875%, 6/4/31§	202,000	205,064
Great Canadian Gaming Corp.
8.750%, 11/15/29§	303,000	299,203
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	120,000	119,966
5.875%, 3/15/33§	185,000	188,238
5.750%, 9/15/33§	123,000	124,637
Hyatt Hotels Corp.
5.250%, 6/30/29	355,000	364,204
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	216,000	206,010
Las Vegas Sands Corp.
5.625%, 6/15/28	525,000	536,040
Lindblad Expeditions LLC
7.000%, 9/15/30§	169,000	172,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
5.350%, 3/15/35	$374,000	$382,024
NCL Corp. Ltd.
6.750%, 2/1/32§	152,000	156,054
6.250%, 9/15/33§	132,000	132,748
Ontario Gaming GTA LP
8.000%, 8/1/30§	324,000	321,657
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	261,000	263,319
6.000%, 2/1/33§	296,000	303,573
Sabre GLBL, Inc.
11.125%, 7/15/30§	234,000	226,617
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	248,067
Six Flags Entertainment Corp.
6.625%, 5/1/32(x)§	300,000	305,280
Station Casinos LLC
4.500%, 2/15/28§	182,000	178,817
4.625%, 12/1/31§	110,000	103,744
Voyager Parent LLC
9.250%, 7/1/32§	168,000	177,660
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	207,000	202,127

		7,915,136

Household Durables (0.2%)
Century Communities, Inc.
6.625%, 9/15/33§	152,000	153,330
Lennar Corp.
5.200%, 7/30/30	190,000	195,744
M.D.C. Holdings, Inc.
3.966%, 8/6/61	360,000	241,092
Newell Brands, Inc.
8.500%, 6/1/28§	180,000	190,699
6.625%, 5/15/32	266,000	262,231
Whirlpool Corp.
6.500%, 6/15/33	262,000	261,261

		1,304,357

Specialty Retail (0.4%)
EG Global Finance plc
12.000%, 11/30/28§	400,000	438,732
Global Auto Holdings Ltd.
8.375%, 1/15/29§	200,000	195,730
LBM Acquisition LLC
6.250%, 1/15/29(x)§	179,000	165,575
9.500%, 6/15/31§	193,000	202,430
Lowe’s Cos., Inc.
4.850%, 10/15/35	675,000	667,607
Park River Holdings, Inc.
8.000%, 3/15/31§	159,000	161,016
Saks Global Enterprises LLC
11.000%, 12/15/29§	1,527,200	783,472
White Cap Buyer LLC
6.875%, 10/15/28(x)§	227,000	226,648

		2,841,210

Textiles, Apparel & Luxury Goods (0.2%)
Champ Acquisition Corp.
8.375%, 12/1/31§	180,000	191,659
Crocs, Inc.
4.125%, 8/15/31§	178,000	163,093
Hanesbrands, Inc.
9.000%, 2/15/31§	304,000	321,005
PVH Corp.
5.500%, 6/13/30	630,000	641,518
Ralph Lauren Corp.
5.000%, 6/15/32	380,000	389,548
S&S Holdings LLC
8.375%, 10/1/31§	346,000	337,782

		2,044,605

Total Consumer Discretionary		24,273,398

Consumer Staples (1.0%)
Beverages (0.2%)
Bacardi-Martini BV
5.550%, 2/1/30§	565,000	584,167
PepsiCo, Inc.
5.000%, 7/23/35	335,000	341,227
Primo Water Holdings, Inc.
4.375%, 4/30/29§	203,000	197,399
Suntory Holdings Ltd.
5.124%, 6/11/29§	240,000	245,977

		1,368,770

Consumer Staples Distribution & Retail (0.2%)
Alimentation Couche-Tard, Inc.
4.148%, 9/29/28§	660,000	660,185
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	162,848
Target Corp.
5.000%, 4/15/35	615,000	623,372
US Foods, Inc.
4.625%, 6/1/30§	166,000	162,436
7.250%, 1/15/32§	177,000	185,246

		1,794,087

Food Products (0.5%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	401,482
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	123,000	129,482
9.625%, 9/15/32§	219,000	236,246
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	622,000	619,873
JBS USA Holding Lux Sarl
6.250%, 3/1/56§	1,015,000	1,035,974
Post Holdings, Inc.
6.250%, 2/15/32§	123,000	126,272
6.250%, 10/15/34§	226,000	228,303
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	172,593
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	508,000	509,219

		3,459,444

Household Products (0.0%)†
Energizer Holdings, Inc.
4.750%, 6/15/28§	247,000	241,442

Personal Care Products (0.0%)†
Opal Bidco SAS
6.500%, 3/31/32§	200,000	205,034
Prestige Brands, Inc.
3.750%, 4/1/31§	132,000	121,605

		326,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.1%)
Imperial Brands Finance plc
4.500%, 6/30/28§	$505,000	$507,616

Total Consumer Staples		7,697,998

Energy (2.5%)
Energy Equipment & Services (0.1%)
Aris Water Holdings LLC
7.250%, 4/1/30§	212,000	223,660
Helmerich & Payne, Inc.
5.500%, 12/1/34	300,000	292,601
Transocean International Ltd.
8.750%, 2/15/30§	176,250	185,283
8.500%, 5/15/31§	150,000	147,000
WBI Operating LLC
6.500%, 10/15/33§	253,000	252,368

		1,100,912

Oil, Gas & Consumable Fuels (2.4%)
APA Corp.
6.750%, 2/15/55	450,000	452,121
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	148,000	150,960
Blue Racer Midstream LLC
6.625%, 7/15/26§	255,000	254,942
7.250%, 7/15/32§	182,000	191,127
Chevron USA, Inc.
4.687%, 4/15/30	420,000	429,692
Crescent Energy Finance LLC
7.625%, 4/1/32§	384,000	381,769
Delek Logistics Partners LP
8.625%, 3/15/29§	403,000	420,160
7.375%, 6/30/33§	151,000	153,075
Enterprise Products Operating LLC
4.600%, 1/15/31	225,000	227,343
Genesis Energy LP
7.750%, 2/1/28	277,000	278,812
7.875%, 5/15/32	477,000	497,320
Kinder Morgan, Inc.
4.800%, 2/1/33	244,000	243,448
Kinetik Holdings LP
5.875%, 6/15/30§	394,000	396,336
Marathon Petroleum Corp.
5.150%, 3/1/30	220,000	226,214
MPLX LP
5.400%, 9/15/35	290,000	289,792
NFE Financing LLC
12.000%, 11/15/29§	2,876,400	830,934
NGL Energy Operating LLC
8.375%, 2/15/32(x)§	509,000	521,089
Northern Oil & Gas, Inc.
7.875%, 10/15/33§	221,000	220,105
NuStar Logistics LP
6.000%, 6/1/26	165,000	165,307
ONEOK, Inc.
6.250%, 10/15/55	725,000	732,424
Permian Resources Operating LLC
5.875%, 7/1/29§	144,000	143,651
6.250%, 2/1/33§	204,000	207,805
Petroleos Mexicanos
5.350%, 2/12/28	8,310,000	8,280,915
Plains All American Pipeline LP
5.600%, 1/15/36	250,000	252,422
Summit Midstream Holdings LLC
8.625%, 10/31/29§	610,000	612,660
Sunoco LP
7.250%, 5/1/32§	228,000	239,129
6.250%, 7/1/33§	212,000	215,610
Targa Resources Corp.
6.125%, 5/15/55	595,000	594,325

		17,609,487

Total Energy		18,710,399

Financials (11.2%)
Banks (3.7%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	407,792
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	294,579
Armor Holdco, Inc.
8.500%, 11/15/29§	410,000	406,921
Bank of America NA
5.526%, 8/18/26	510,000	516,192
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29(k)(x)	295,000	300,521
Bank of New Zealand
2.285%, 1/27/27§	605,000	591,274
Bank of Nova Scotia (The)
(SOFR + 1.09%), 4.338%, 9/15/31(k)	1,040,000	1,032,533
Banque Federative du
Credit Mutuel SA
5.194%, 2/16/28§	275,000	281,016
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30(k)§	230,000	236,187
Canadian Imperial Bank of Commerce
(SOFR + 1.03%), 4.857%, 3/30/29(k)	745,000	757,151
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27(k)	345,000	347,600
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28(k)	1,010,000	1,015,880
Citizens Financial Group, Inc.
(SOFR + 1.26%), 5.253%, 3/5/31(k)	305,000	312,528
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	185,000	192,588
Commonwealth Bank of Australia
4.423%, 3/14/28	295,000	298,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 10/1/30	$250,000	$249,799
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.990%, 5/27/31(k)§	355,000	362,212
Credit Agricole SA
(SOFR + 1.13%), 5.230%, 1/9/29(k)§	440,000	448,292
(SOFR + 1.36%), 4.818%, 9/25/33(k)§	1,025,000	1,019,448
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.019%, 3/4/31(k)§	510,000	519,471
DNB Bank ASA
(SOFR + 1.05%), 4.853%, 11/5/30(k)§	230,000	234,460
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	295,000	305,824
4.565%, 8/26/30§	370,000	371,842
Fifth Third Bank NA
(SOFR + 0.81%), 4.967%, 1/28/28(k)	250,000	252,451
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28(k)	200,000	203,634
(SOFR + 1.57%), 5.240%, 5/13/31(k)	505,000	519,710
HSBC USA, Inc.
4.650%, 6/3/28	260,000	263,588
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	295,000	310,033
(SOFR + 1.28%), 5.272%, 1/15/31(k)	155,000	159,502
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	380,000	384,900
JPMorgan Chase & Co.
(SOFR + 1.64%), 5.576%, 7/23/36(k)	510,000	529,017
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.454%, 9/23/31(k)§	810,000	805,300
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.818%, 6/13/29(k)	470,000	476,391
M&T Bank Corp.
(SOFR + 1.40%), 5.179%, 7/8/31(k)	295,000	300,827
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.188%, 9/12/36(k)	225,000	228,480
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.711%, 7/8/31(k)	720,000	728,843
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.734%, 7/18/31(k)	575,000	583,733
National Bank of Canada
4.500%, 10/10/29	510,000	514,760
NatWest Markets plc
4.789%, 3/21/28§	530,000	538,982
Norinchukin Bank (The)
4.674%, 9/9/30§	285,000	285,855
Royal Bank of Canada
(SOFR + 0.89%), 4.498%, 8/6/29(k)	1,045,000	1,052,607
(SOFR + 1.03%), 5.153%, 2/4/31(k)	255,000	262,649
Santander UK Group Holdings plc
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36(k)	275,000	271,977
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§	660,000	660,308
Societe Generale SA
(SOFR + 1.65%), 5.512%, 5/22/31(k)§	600,000	616,293
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.400%, 8/12/36(k)§	355,000	360,815
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.19%), 4.660%, 7/8/31(k)	345,000	349,116
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	415,000	420,516
Svenska Handelsbanken AB
4.375%, 5/23/28§	520,000	525,203
Swedbank AB
6.136%, 9/12/26§	380,000	386,973
5.407%, 3/14/29§	360,000	373,022
Toronto-Dominion Bank (The)
4.574%, 6/2/28	1,155,000	1,167,853
Truist Bank
(SOFR + 0.77%), 4.420%, 7/24/28(k)	600,000	602,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27(k)	$760,000	$762,306
Wells Fargo & Co.
(SOFR + 1.74%), 5.605%, 4/23/36(k)	325,000	340,726
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	1,700,000	1,675,975

		27,417,551

Capital Markets (3.2%)
Antares Holdings LP
3.750%, 7/15/27§	375,000	364,808
6.350%, 10/23/29§	260,000	265,973
Apollo Debt Solutions BDC
5.875%, 8/30/30§	175,000	178,120
6.550%, 3/15/32§	110,000	115,532
Ares Capital Corp.
5.800%, 3/8/32	295,000	300,521
Ares Strategic Income Fund
5.700%, 3/15/28	300,000	304,240
Aretec Group, Inc.
10.000%, 8/15/30§	161,000	175,390
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	325,000	317,997
5.950%, 3/15/30	105,000	105,521
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27(k)	315,000	316,556
(SOFR + 0.89%), 4.942%, 2/11/31(k)	495,000	508,349
Barings BDC, Inc.
5.200%, 9/15/28	395,000	392,166
BGC Group, Inc.
6.150%, 4/2/30§	155,000	158,608
Blue Owl Capital Corp. II
8.450%, 11/15/26	230,000	238,356
Blue Owl Credit Income Corp.
7.950%, 6/13/28	270,000	288,924
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	293,858
Carlyle Group, Inc. (The)
5.050%, 9/19/35	235,000	233,320
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	245,000	243,551
Charles Schwab Corp. (The)
Series I (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	3,150,000	3,112,733
Deutsche Bank AG
(SOFR + 1.72%), 5.297%, 5/9/31(k)	615,000	630,005
(SOFR + 1.30%), 4.950%, 8/4/31(k)	320,000	322,563
FS KKR Capital Corp.
7.875%, 1/15/29	275,000	288,956
6.125%, 1/15/30	145,000	144,399
6.125%, 1/15/31	5,000	4,947
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27(k)	420,000	423,105
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	465,000	476,273
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,500,000	3,433,933
7.050%, 12/5/28	200,000	211,312
Golub Capital Private Credit Fund
5.450%, 8/15/28§	95,000	95,476
Hercules Capital, Inc.
3.375%, 1/20/27	310,000	304,126
6.000%, 6/16/30	110,000	112,296
HPS Corporate Lending Fund
5.450%, 1/14/28	435,000	439,009
6.250%, 9/30/29	10,000	10,323
5.450%, 11/15/30§	215,000	215,026
Jefferies Financial Group, Inc.
5.875%, 7/21/28	295,000	307,286
KKR & Co., Inc.
5.100%, 8/7/35	735,000	735,635
LPL Holdings, Inc.
5.150%, 6/15/30	285,000	290,143
Main Street Capital Corp.
3.000%, 7/14/26	215,000	212,267
6.500%, 6/4/27	245,000	250,358
5.400%, 8/15/28	155,000	155,609
Marex Group plc
5.829%, 5/8/28	325,000	329,375
6.404%, 11/4/29	335,000	345,635
Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30(k)	750,000	757,533
(SOFR + 1.11%), 5.230%, 1/15/31(k)	295,000	304,484
Morgan Stanley Direct Lending Fund
6.000%, 5/19/30	200,000	205,039
MSCI, Inc.
3.250%, 8/15/33§	522,000	466,407
MSD Investment Corp.
6.250%, 5/31/30§	135,000	136,637
New Mountain Finance Corp.
6.200%, 10/15/27	155,000	158,168
6.875%, 2/1/29	150,000	154,120
North Haven Private Income Fund LLC
5.125%, 9/25/28§	160,000	159,144
Oaktree Strategic Credit Fund
6.190%, 7/15/30§	95,000	97,114
Osaic Holdings, Inc.
6.750%, 8/1/32§	102,000	105,126
Raymond James Financial, Inc.
5.650%, 9/11/55	204,000	202,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Sixth Street Lending Partners
6.500%, 3/11/29	$350,000	$364,017
TPG Operating Group II LP
5.375%, 1/15/36	520,000	519,800
UBS AG
5.000%, 7/9/27	425,000	432,156
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(y)§	2,350,000	2,320,625

		24,035,543

Consumer Finance (1.1%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)	240,000	245,728
(SOFR + 1.78%), 5.548%, 7/31/33(k)	900,000	907,248
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)	530,000	517,067
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	390,503
4.950%, 1/15/28§	530,000	535,088
4.950%, 10/15/32§	650,000	641,670
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	51,000	54,443
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27(k)	335,000	345,061
(SOFR + 2.64%), 6.312%, 6/8/29(k)	35,000	36,714
(SOFR + 1.25%), 4.493%, 9/11/31(k)	290,000	287,533
Enova International, Inc.
9.125%, 8/1/29§	325,000	342,063
General Motors Financial Co., Inc.
6.050%, 10/10/25	435,000	435,167
5.050%, 4/4/28	280,000	284,481
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	176,085
8.000%, 6/15/28§	240,000	254,292
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	300,000	304,808
Mitsubishi HC Finance America LLC
5.150%, 10/24/29§	555,000	567,609
Stellantis Financial Services US Corp.
4.950%, 9/15/28§	610,000	609,734
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	285,000	294,913
(SOFR + 1.68%), 5.450%, 3/6/31(k)	185,000	188,265
Toyota Motor Credit Corp.
4.650%, 9/3/32	655,000	658,601

		8,077,073

Financial Services (0.9%)
Apollo Global Management, Inc.
5.150%, 8/12/35	210,000	210,692
Atlas Warehouse Lending Co. LP
6.250%, 1/15/30§	250,000	257,027
Block Financial LLC
5.375%, 9/15/32	395,000	397,286
Block, Inc.
6.000%, 8/15/33§	126,000	128,907
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	125,000	124,732
6.750%, 4/4/29	335,000	345,664
Enact Holdings, Inc.
6.250%, 5/28/29	625,000	653,590
Freedom Mortgage Corp.
6.625%, 1/15/27§	1,850,000	1,851,128
12.000%, 10/1/28§	228,000	241,538
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	249,886
8.375%, 4/1/32§	159,000	166,522
Nationwide Building Society
(SOFR + 1.06%), 4.649%, 7/14/29(k)§	395,000	398,239
5.127%, 7/29/29(x)§	620,000	637,882
4.351%, 9/30/30§	585,000	582,885
Rocket Cos., Inc.
6.375%, 8/1/33§	197,000	203,649
Shift4 Payments LLC
6.750%, 8/15/32§	481,000	497,234
Western Union Co. (The)
1.350%, 3/15/26	175,000	172,610

		7,119,471

Insurance (2.3%)
Acrisure LLC
8.250%, 2/1/29§	330,000	344,144
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	152,000	152,190
American Financial Group, Inc.
5.000%, 9/23/35	160,000	156,379
American National Global Funding
5.550%, 1/28/30§	320,000	329,643
5.250%, 6/3/30§	240,000	244,782
American National Group, Inc.
6.000%, 7/15/35	295,000	301,068
Ardonagh Group Finance Ltd.
8.875%, 2/15/32(x)§	200,000	210,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Arthur J Gallagher & Co.
3.050%, 3/9/52	$190,000	$122,374
Athene Global Funding
4.830%, 5/9/28§	190,000	192,351
5.380%, 1/7/30§	470,000	483,838
5.543%, 8/22/35§	350,000	354,908
Belrose Funding Trust II
6.792%, 5/15/55§	265,000	287,064
Brighthouse Financial Global Funding
5.550%, 4/9/27§	610,000	619,943
Broadstreet Partners Group LLC
5.875%, 4/15/29§	250,000	248,900
Chubb INA Holdings LLC
4.900%, 8/15/35	260,000	261,658
CNO Global Funding
4.375%, 9/8/28§	460,000	460,666
Corebridge Global Funding
5.200%, 6/24/29§	425,000	436,845
F&G Global Funding
5.875%, 6/10/27§	260,000	266,680
4.650%, 9/8/28§	205,000	205,754
Fortitude Global Funding
4.625%, 10/6/28§	305,000	305,250
Fortitude Group Holdings LLC
6.250%, 4/1/30§	170,000	176,316
GA Global Funding Trust
2.250%, 1/6/27§	265,000	258,378
5.500%, 4/1/32§	460,000	471,759
HUB International Ltd.
7.250%, 6/15/30§	308,000	321,102
Jackson National Life Global Funding
4.700%, 6/5/28§	570,000	576,237
4.550%, 9/9/30§	450,000	449,791
Lincoln Financial Global Funding
4.625%, 5/28/28§	400,000	403,853
MassMutual Global Funding II
4.950%, 1/10/30§	750,000	768,216
4.550%, 5/7/30§	230,000	231,890
Mutual of Omaha Cos. Global Funding
5.000%, 4/1/30§	130,000	132,834
New York Life Global Funding
4.150%, 7/25/28§	145,000	145,428
5.000%, 6/6/29§	570,000	587,484
NLG Global Funding
5.400%, 1/23/30§	295,000	305,747
4.350%, 9/15/30§	595,000	589,242
Northwestern Mutual Global Funding
4.900%, 6/12/28§	580,000	593,322
Pacific Life Global Funding II
4.850%, 2/10/30§	580,000	590,678
Panther Escrow Issuer LLC
7.125%, 6/1/31§	165,000	171,600
Pricoa Global Funding I
4.750%, 8/26/32§	480,000	483,185
Principal Life Global Funding II
4.600%, 8/19/27§	270,000	272,656
RGA Global Funding
5.000%, 8/25/32§	750,000	754,514
Sammons Financial Group Global Funding
4.950%, 6/12/30§	675,000	684,264
SBL Holdings, Inc.
5.900%, 9/26/28§	380,000	380,806
7.200%, 10/30/34§	455,000	454,206
SiriusPoint Ltd.
7.000%, 4/5/29	415,000	439,004
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	277,041
Western-Southern Global Funding
4.500%, 7/16/28§	600,000	603,703

		17,107,943

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	138,000	142,812
5.750%, 1/15/31§	118,000	118,000

		260,812

Total Financials		84,018,393

Health Care (1.3%)
Biotechnology (0.1%)
Biogen, Inc.
6.450%, 5/15/55	415,000	442,392

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP
5.250%, 10/1/29§	206,000	204,197
Neogen Food Safety Corp.
8.625%, 7/20/30§	381,000	398,568
Varex Imaging Corp.
7.875%, 10/15/27§	208,000	211,711

		814,476

Health Care Providers & Services (0.6%)
AdaptHealth LLC
5.125%, 3/1/30§	198,000	188,730
Cardinal Health, Inc.
5.000%, 11/15/29	825,000	845,266
CVS Health Corp.
6.200%, 9/15/55	785,000	800,182
Elevance Health, Inc.
4.000%, 9/15/28	660,000	657,191
HealthEquity, Inc.
4.500%, 10/1/29§	370,000	358,567
Heartland Dental LLC
10.500%, 4/30/28§	92,000	96,945
Star Parent, Inc.
9.000%, 10/1/30§	258,000	272,621
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	365,000	374,891
Tenet Healthcare Corp.
6.250%, 2/1/27	318,000	317,676
UnitedHealth Group, Inc.
5.950%, 6/15/55	185,000	192,280
Universal Health Services, Inc.
4.625%, 10/15/29	230,000	229,619
US Acute Care Solutions LLC
9.750%, 5/15/29§	466,000	476,485

		4,810,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Technology (0.2%)
IQVIA, Inc.
5.700%, 5/15/28	$550,000	$566,976
6.250%, 2/1/29	293,000	308,152
6.250%, 6/1/32§	384,000	394,560

		1,269,688

Life Sciences Tools & Services (0.1%)
Illumina, Inc.
4.650%, 9/9/26	320,000	321,449
Thermo Fisher Scientific, Inc.
4.794%, 10/7/35	495,000	495,236

		816,685

Pharmaceuticals (0.2%)
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	205,500
Merck & Co., Inc.
4.950%, 9/15/35	1,030,000	1,036,923
Royalty Pharma plc
5.200%, 9/25/35	210,000	210,148
Zoetis, Inc.
5.000%, 8/17/35	320,000	323,263

		1,775,834

Total Health Care		9,929,528

Industrials (2.4%)
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.750%, 2/1/32§	287,000	294,542
Rolls-Royce plc
5.750%, 10/15/27§	200,000	205,195

		499,737

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	158,000	160,744
AmeriTex HoldCo Intermediate LLC
7.625%, 8/15/33§	211,000	219,170
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	258,000	249,370
EMRLD Borrower LP
6.625%, 12/15/30§	364,000	374,010
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	152,000	150,582
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	266,185

		1,420,061

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	180,000	162,702
ADT Security Corp. (The)
4.875%, 7/15/32§	214,000	207,045
5.875%, 10/15/33§	206,000	206,000
Allied Universal Holdco LLC
6.000%, 6/1/29§	48,000	47,160
6.875%, 6/15/30§	384,000	394,683
7.875%, 2/15/31§	246,000	257,685
Aramark Services, Inc.
5.000%, 2/1/28§	362,000	360,226
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	328,000	309,857
Element Fleet Management Corp.
5.037%, 3/25/30§	180,000	183,321
Garda World Security Corp.
6.000%, 6/1/29§	305,000	302,185
8.250%, 8/1/32§	118,000	122,278
8.375%, 11/15/32§	484,000	501,932
Madison IAQ LLC
5.875%, 6/30/29§	244,000	240,950
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	370,000	380,312
Veritiv Operating Co.
10.500%, 11/30/30§	434,000	467,092
Waste Pro USA, Inc.
7.000%, 2/1/33§	86,000	89,268
Williams Scotsman, Inc.
7.375%, 10/1/31§	362,000	376,762

		4,609,458

Construction & Engineering (0.2%)
AECOM
6.000%, 8/1/33§	264,000	269,734
Arcosa, Inc.
6.875%, 8/15/32§	200,000	208,460
Brand Industrial Services, Inc.
10.375%, 8/1/30§	279,000	277,437
Dycom Industries, Inc.
4.500%, 4/15/29§	242,000	236,185
Pike Corp.
8.625%, 1/31/31§	196,000	210,257
Weekley Homes LLC
4.875%, 9/15/28§	196,000	192,570

		1,394,643

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	203,722

Ground Transportation (0.3%)
Beacon Mobility Corp.
7.250%, 8/1/30§	91,000	94,508
EquipmentShare.com, Inc.
9.000%, 5/15/28§	196,000	207,503
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	150,000	152,427
JB Hunt Transport Services, Inc.
4.900%, 3/15/30	205,000	208,986
NESCO Holdings II, Inc.
5.500%, 4/15/29§	383,000	374,490
RXO, Inc.
7.500%, 11/15/27§	134,000	136,885
Watco Cos. LLC
7.125%, 8/1/32§	443,000	457,858
XPO, Inc.
7.125%, 6/1/31§	222,000	231,568

		1,864,225

Machinery (0.6%)
ATS Corp.
4.125%, 12/15/28§	316,000	302,368
Chart Industries, Inc.
7.500%, 1/1/30§	542,000	564,244
CNH Industrial Capital LLC
4.750%, 3/21/28	255,000	257,866
4.500%, 10/16/30	680,000	678,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Cummins, Inc.
5.300%, 5/9/35	$360,000	$371,856
Daimler Truck Finance North America LLC
4.650%, 10/12/30§	445,000	445,018
5.625%, 1/13/35§	405,000	417,926
Enpro, Inc.
6.125%, 6/1/33§	146,000	149,535
Hillenbrand, Inc.
6.250%, 2/15/29	290,000	297,235
3.750%, 3/1/31	90,000	84,727
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	256,000	267,520
Terex Corp.
6.250%, 10/15/32§	230,000	234,347
Weir Group, Inc.
5.350%, 5/6/30§	325,000	333,764

		4,404,985

Professional Services (0.1%)
CACI International, Inc.
6.375%, 6/15/33§	195,000	201,026
Equifax, Inc.
5.100%, 6/1/28	295,000	301,349
VT Topco, Inc.
8.500%, 8/15/30§	259,000	263,532

		765,907

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
2.850%, 1/26/28§	430,000	414,755
6.500%, 7/18/28§	190,000	199,643
Aviation Capital Group LLC
5.125%, 4/10/30§	315,000	319,560
GATX Corp.
5.400%, 3/15/27	200,000	202,931
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	318,555
United Rentals North America, Inc.
6.000%, 12/15/29§	230,000	236,037
6.125%, 3/15/34§	140,000	145,558
WESCO Distribution, Inc.
7.250%, 6/15/28§	314,000	318,082
6.625%, 3/15/32§	216,000	224,471
6.375%, 3/15/33§	189,000	195,689

		2,575,281

Total Industrials		17,738,019

Information Technology (2.2%)
Communications Equipment (0.1%)
CommScope LLC
8.250%, 3/1/27§	212,000	214,302
4.750%, 9/1/29§	222,000	220,575

		434,877

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.
5.150%, 8/21/29	440,000	450,357
CDW LLC
3.276%, 12/1/28	490,000	473,008
Flex Ltd.
6.000%, 1/15/28	290,000	299,515
Tyco Electronics Group SA
4.625%, 2/1/30	540,000	547,575
Zebra Technologies Corp.
6.500%, 6/1/32§	184,000	189,027

		1,959,482

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28(x)§	327,000	327,386
CGI, Inc.
4.950%, 3/14/30§	645,000	656,000
DXC Technology Co.
2.375%, 9/15/28(x)	790,000	743,994
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	185,000	193,566
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	391,504
Unisys Corp.
10.625%, 1/15/31§	360,000	382,460

		2,694,910

Semiconductors & Semiconductor Equipment (0.4%)
Amkor Technology, Inc.
5.875%, 10/1/33§	263,000	265,691
Analog Devices, Inc.
4.250%, 6/15/28	575,000	578,517
Broadcom, Inc.
4.200%, 10/15/30	330,000	329,211
4.900%, 7/15/32	360,000	367,692
Microchip Technology, Inc.
5.050%, 2/15/30	325,000	332,060
Micron Technology, Inc.
6.750%, 11/1/29	415,000	450,395
NXP BV
4.300%, 8/19/28	305,000	305,307
QUALCOMM, Inc.
5.000%, 5/20/35	288,000	293,914

		2,922,787

Software (0.9%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	470,000	465,465
Camelot Finance SA
4.500%, 11/1/26§	34,000	33,816
Capstone Borrower, Inc.
8.000%, 6/15/30§	335,000	350,239
Central Parent, Inc.
7.250%, 6/15/29§	168,000	145,332
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	195,692
9.000%, 9/30/29§	617,000	637,404
Ellucian Holdings, Inc.
6.500%, 12/1/29§	117,000	118,870
Gen Digital, Inc.
7.125%, 9/30/30§	267,000	274,791
6.250%, 4/1/33§	268,000	274,140
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	322,798
McAfee Corp.
7.375%, 2/15/30§	480,000	445,118
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	238,917
5.125%, 4/15/29§	114,000	112,062
Open Text Corp.
6.900%, 12/1/27§	250,000	260,372
Open Text Holdings, Inc.
4.125%, 12/1/31§	324,000	299,473
Oracle Corp.
5.950%, 9/26/55	1,040,000	1,034,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Rocket Software, Inc.
9.000%, 11/28/28§	$254,000	$261,440
6.500%, 2/15/29§	166,000	161,634
Roper Technologies, Inc.
4.250%, 9/15/28	160,000	160,602
SS&C Technologies, Inc.
5.500%, 9/30/27§	275,000	274,513
6.500%, 6/1/32§	210,000	217,296
UKG, Inc.
6.875%, 2/1/31§	220,000	226,875
ZoomInfo Technologies LLC
3.875%, 2/1/29§	605,000	572,989

		7,083,862

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.750%, 10/6/32	515,000	512,046
Hewlett Packard Enterprise Co.
4.400%, 10/15/30	565,000	561,846

		1,073,892

Total Information Technology		16,169,810

Materials (1.7%)
Chemicals (0.9%)
Avient Corp.
7.125%, 8/1/30§	208,000	213,337
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	298,500
Celanese US Holdings LLC
6.750%, 4/15/33(x)	418,000	415,910
7.200%, 11/15/33(e)	144,000	149,612
Dow Chemical Co. (The)
4.800%, 1/15/31	635,000	632,774
Eastman Chemical Co.
5.000%, 8/1/29	245,000	249,575
HB Fuller Co.
4.250%, 10/15/28	255,000	247,987
Illuminate Buyer LLC
9.000%, 7/1/28§	670,000	671,675
INEOS Quattro Finance 2plc
9.625%, 3/15/29(x)§	400,000	397,268
LYB International Finance III LLC
5.500%, 3/1/34(x)	445,000	446,945
Maxam Prill Sarl
7.750%, 7/15/30§	200,000	201,250
Minerals Technologies, Inc.
5.000%, 7/1/28§	458,000	450,461
NOVA Chemicals Corp.
8.500%, 11/15/28§	355,000	371,454
9.000%, 2/15/30§	96,000	102,926
Nufarm Australia Ltd.
5.000%, 1/27/30§	368,000	335,664
Olympus Water US Holding Corp.
6.250%, 10/1/29§	200,000	193,914
7.250%, 6/15/31§	398,000	403,238
Qnity Electronics, Inc.
6.250%, 8/15/33§	215,000	219,528
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	148,000	148,548
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	641,000	595,061

		6,745,627

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.800%, 3/17/28	350,000	353,950
Amcor Group Finance plc
5.450%, 5/23/29	520,000	536,938
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	379,250
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	559,000	573,674
6.750%, 4/15/32§	154,000	157,859
Graphic Packaging International LLC
6.375%, 7/15/32§	151,000	153,454
LABL, Inc.
5.875%, 11/1/28§	441,000	341,789
8.625%, 10/1/31§	258,000	189,442
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	302,000	305,249
9.250%, 4/15/27§	622,000	621,117
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	288,000	287,280
7.250%, 5/15/31§	211,000	214,689
Sealed Air Corp.
6.125%, 2/1/28§	150,000	151,954
Toucan FinCo Ltd.
9.500%, 5/15/30§	292,000	285,950
Trivium Packaging Finance BV
8.250%, 7/15/30§	292,000	311,322
12.250%, 1/15/31§	200,000	216,500

		5,080,417

Metals & Mining (0.1%)
Glencore Funding LLC
5.186%, 4/1/30§	255,000	262,459
Kaiser Aluminum Corp.
4.500%, 6/1/31§	233,000	219,311
Novelis Corp.
6.875%, 1/30/30(x)§	97,000	100,319
6.375%, 8/15/33§	297,000	299,940

		882,029

Paper & Forest Products (0.0%)†
Magnera Corp.
7.250%, 11/15/31(x)§	373,000	350,620

Total Materials		13,058,693

Real Estate (0.7%)
Diversified REITs (0.3%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	1,050,000	1,138,200
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	189,285
4.750%, 4/1/28	225,000	227,251
WP Carey, Inc. (REIT)
4.650%, 7/15/30	230,000	231,342

		1,786,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
5.200%, 7/1/30	$430,000	$436,550

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
5.700%, 6/15/32	570,000	586,269
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	182,543
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	164,326

		933,138

Office REITs (0.0%)†
COPT Defense Properties LP (REIT)
4.500%, 10/15/30	170,000	168,952

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28(x)§	244,000	246,116
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	180,000	189,900

		436,016

Residential REITs (0.0%)†
Essential Properties LP (REIT)
5.400%, 12/1/35	245,000	245,840

Specialized REITs (0.1%)
American Tower Corp. (REIT)
5.350%, 3/15/35	420,000	431,021
Extra Space Storage LP (REIT)
5.700%, 4/1/28	135,000	139,453
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	266,000	263,899

		834,373

Total Real Estate		4,840,947

Utilities (1.4%)
Electric Utilities (0.9%)
Alliant Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.750%, 4/1/56(k)	330,000	330,370
Alliant Energy Finance LLC
5.400%, 6/6/27§	310,000	313,625
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	381,008
Arizona Public Service Co.
5.700%, 8/15/34	275,000	287,364
Capital Power US Holdings, Inc.
5.257%, 6/1/28§	190,000	193,646
Enel Finance International NV
4.375%, 9/30/30§	875,000	869,779
Kentucky Utilities Co.
5.850%, 8/15/55	190,000	193,765
Louisville Gas and Electric Co.
5.850%, 8/15/55	285,000	290,847
New England Power Co.
5.848%, 9/8/55§	195,000	199,030
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27	345,000	348,798
NSTAR Electric Co.
4.850%, 3/1/30	190,000	194,882
Pacific Gas and Electric Co.
5.000%, 6/4/28	150,000	152,059
6.150%, 3/1/55	450,000	452,278
Public Service Co. of Colorado
5.850%, 5/15/55	350,000	359,194
Public Service Co. of New Hampshire
4.400%, 7/1/28	290,000	292,837
RWE Finance US LLC
5.875%, 9/18/55§	750,000	739,551
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	50,007
Virginia Electric and Power Co.
Series D 5.600%, 9/15/55	525,000	524,389
Wisconsin Electric Power Co.
4.150%, 10/15/30	170,000	169,410
Wisconsin Public Service Corp.
4.550%, 12/1/29	175,000	177,403
Xcel Energy, Inc.
4.750%, 3/21/28	125,000	126,462

		6,646,704

Independent Power and Renewable Electricity Producers (0.1%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	881,552	936,384
Southern Power Co.
Series A 4.250%, 10/1/30	155,000	153,962

		1,090,346

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29	190,000	194,217
Ameren Illinois Co.
5.625%, 3/1/55	340,000	345,505
CenterPoint Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.700%, 5/15/55(k)	440,000	453,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.22%), 5.950%, 4/1/56(k)		$190,000	$189,905
Dominion Energy, Inc.
4.600%, 5/15/28		420,000	423,935
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56(k)		428,000	430,928
DTE Energy Co.
4.950%, 7/1/27		310,000	313,995

			2,351,685

Water Utilities (0.1%)
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	303,439
5.250%, 8/15/35		265,000	266,072

			569,511

Total Utilities			10,658,246

Total Corporate Bonds			216,356,068

Foreign Government Securities (9.0%)
Argentine Republic
0.750%, 7/9/30(e)		$2,800,000	1,899,800
Japan Government Bond
2.400%, 3/20/55	JPY	4,330,000,000	25,475,324
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	525,700,000	24,954,432
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	98,050,000	15,071,637

Total Foreign Government Securities			67,401,193

Mortgage-Backed Securities (16.6%)
FHLMC UMBS
4.000%, 6/1/38		$5,843	5,758
4.000%, 11/1/48		4,831	4,628
4.000%, 2/1/49		39,488	37,823
4.000%, 7/1/49		183,467	175,387
4.000%, 12/1/49		4,958	4,733
2.500%, 5/1/50		304,862	259,681
2.500%, 6/1/50		316,741	269,800
2.000%, 11/1/50		231,271	188,229
2.500%, 3/1/52		3,217,755	2,723,788
2.500%, 4/1/52		12,765,612	10,803,529
3.000%, 6/1/52		1,190,235	1,047,898
4.000%, 10/1/52		2,851,872	2,697,768
5.000%, 6/1/53		2,986,052	2,974,534
6.000%, 8/1/54		2,884,522	2,949,481
4.500%, 12/1/54		2,740,077	2,659,719
6.000%, 7/1/55		1,448,825	1,480,773
FNMA UMBS
3.500%, 8/1/49		1,706,004	1,578,933
3.000%, 8/1/50		668,519	594,213
2.500%, 9/1/50		169,688	144,381
3.500%, 1/1/51		2,191,943	2,027,307
2.000%, 2/1/52		17,901,179	14,518,027
2.000%, 3/1/52		1,011,356	819,970
3.000%, 3/1/52		2,339,729	2,068,154
2.500%, 5/1/52		2,522,053	2,131,732
3.000%, 5/1/52		2,965,137	2,627,456
6.500%, 1/1/54		1,165,453	1,206,941
6.500%, 2/1/54		1,328,324	1,373,846
5.000%, 9/1/54		997,099	991,384
5.500%, 6/1/55		4,274,697	4,311,433
GNMA
3.500%, 12/20/49		431,147	398,946
3.000%, 5/20/52		2,744,867	2,453,770
3.000%, 6/20/52		2,642,325	2,362,722
5.500%, 4/20/53		1,673,566	1,695,594
6.000%, 12/20/53		3,536,723	3,616,955
6.000%, 2/20/54		2,406,817	2,459,160
6.000%, 4/20/54		2,950,005	3,011,165
6.000%, 8/20/54		3,949,384	4,026,326
6.000%, 10/20/54		10,514,505	10,704,564
6.000%, 11/20/54		7,571,683	7,704,999
6.000%, 12/20/54		5,051,324	5,139,079
6.000%, 1/20/55		8,970,088	9,121,018
6.000%, 2/20/55		9,045,258	9,204,520

Total Mortgage-Backed Securities			124,576,124

U.S. Treasury Obligations (23.5%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,095,000	10,229,442
2.000%, 11/15/41		5,505,000	3,860,418
3.250%, 5/15/42		1,800,000	1,510,839
3.375%, 8/15/42		3,370,000	2,869,314
3.875%, 2/15/43		270,000	244,870
3.875%, 5/15/43		1,575,000	1,425,875
4.375%, 8/15/43		1,095,000	1,055,986
4.750%, 11/15/43		1,105,000	1,115,876
4.125%, 8/15/44		1,560,000	1,446,851
4.625%, 11/15/44		5,000	4,950
4.750%, 2/15/45		900,000	904,921
5.000%, 5/15/45		1,095,000	1,136,403
4.875%, 8/15/45		455,000	464,740
2.375%, 5/15/51		7,255,000	4,664,618
4.750%, 11/15/53		1,060,000	1,060,913
4.500%, 11/15/54		1,715,000	1,650,092
4.625%, 2/15/55		4,015,000	3,943,329
4.750%, 5/15/55		102,725,000	102,957,405
U.S. Treasury Notes (US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.057%, 7/31/27(k)		4,850,000	4,846,647
3.875%, 7/31/30		3,225,000	3,245,429
3.625%, 8/31/30		4,465,000	4,443,447
4.250%, 5/15/35		2,525,000	2,548,227
4.250%, 8/15/35		20,270,000	20,434,694

Total U.S. Treasury Obligations			176,065,286

Total Long-Term Debt Securities (93.1%) (Cost $711,048,357)			698,481,139

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.2%)
Arab Republic of Egypt
27.40%, 10/14/25(p)	EGP	640,000,000	13,236,029
26.76%, 2/3/26(p)		549,100,000	10,504,909

Total Foreign Government Treasury Bills			23,740,938

	Number of Shares		Value (Note 1)
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)		700,000	700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	5,310,325	$5,310,325

Total Investment Companies		6,010,325

Total Short-Term Investments (4.0%) (Cost $28,795,076)		29,751,263

Total Investments in Securities (97.1%) (Cost $739,843,433)		728,232,402
Other Assets Less Liabilities (2.9%)		21,740,153

Net Assets (100%)		$749,972,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $215,656,950 or 28.8% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $5,764,730. This was collateralized by cash of $6,010,325 which was subsequently invested in investment companies.

Glossary:

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	311	12/2025	GBP	37,995,093	206,054
U.S. Treasury 5 Year Note	80	12/2025	USD	8,735,625	10,726
U.S. Treasury 10 Year Note	113	12/2025	USD	12,712,500	43,129
U.S. Treasury 10 Year Ultra
Note	297	12/2025	USD	34,178,203	314,309

					574,218

Short Contracts
Canada 10 Year Bond	(594)	12/2025	CAD	(52,267,903)	(1,171,119)
Japan 10 Year Bond	(60)	12/2025	JPY	(55,092,809)	423,019

					(748,100)

					(173,882)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,614,481	CAD	25,720,000	Goldman Sachs Bank USA	10/28/2025	108,208
MXN	205,100,000	USD	10,948,813	Standard Chartered Bank	10/29/2025	216,588
EUR	15,680,000	USD	18,370,531	JPMorgan Chase Bank	11/5/2025	78,322
EUR	14,910,000	USD	17,536,098	Morgan Stanley	11/5/2025	6,784
SEK	174,700,000	USD	18,542,793	JPMorgan Chase Bank	12/12/2025	97,927
USD	18,751,812	SEK	174,600,000	Goldman Sachs Bank USA	12/12/2025	121,762
USD	37,295,233	CHF	29,230,000	Goldman Sachs Bank USA	1/13/2026	118,657
JPY	8,282,000,000	USD	56,616,865	Citibank NA	1/16/2026	1,313
USD	18,765,473	JPY	2,744,000,000	Citibank NA	1/16/2026	6,685

Total unrealized appreciation						756,246

CAD	66,310,000	USD	48,202,914	Citibank NA	10/28/2025	(490,982)
USD	33,628,682	MXN	630,600,000	Citibank NA	10/29/2025	(700,435)
USD	1,097,257	MXN	20,200,000	Morgan Stanley	10/29/2025	(2,407)
EUR	6,360,000	USD	7,495,361	JPMorgan Chase Bank	11/5/2025	(12,281)
USD	80,275,272	EUR	69,140,000	JPMorgan Chase Bank	11/5/2025	(1,073,815)
CLP	28,940,000,000	USD	30,339,374	HSBC Bank plc**	11/12/2025	(234,944)
KRW	15,740,000,000	USD	11,471,383	Citibank NA**	11/12/2025	(230,001)
USD	18,519,893	SEK	174,700,000	JPMorgan Chase Bank	12/12/2025	(120,828)
USD	18,685,917	CHF	14,780,000	Goldman Sachs Bank USA	1/13/2026	(112,228)
USD	19,072,161	JPY	2,805,000,000	Citibank NA	1/16/2026	(103,640)
USD	8,837,284	JPY	1,310,000,000	HSBC Bank plc	1/16/2026	(118,260)

Total unrealized depreciation						(3,199,821)

Net unrealized depreciation						(2,443,575)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American
High Yield Index
Series 44-V1	5.00	Quarterly	6/20/2030	3.02	USD	52,620,000	(3,703,822)	(525,361)	(4,229,183)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$61,479,975	$—		$61,479,975
Collateralized Mortgage Obligations	—	14,396,441	—		14,396,441
Commercial Mortgage-Backed Securities	—	38,206,052	—		38,206,052
Corporate Bonds
Communication Services	—	9,260,637	—		9,260,637
Consumer Discretionary	—	24,273,398	—	(a)	24,273,398
Consumer Staples	—	7,697,998	—		7,697,998
Energy	—	18,710,399	—		18,710,399
Financials	—	84,018,393	—		84,018,393
Health Care	—	9,929,528	—		9,929,528
Industrials	—	17,738,019	—		17,738,019
Information Technology	—	16,169,810	—		16,169,810
Materials	—	13,058,693	—		13,058,693
Real Estate	—	4,840,947	—		4,840,947
Utilities	—	10,658,246	—		10,658,246
Foreign Government Securities	—	67,401,193	—		67,401,193
Forward Currency Contracts	—	756,246	—		756,246
Futures	997,237	—	—		997,237
Mortgage-Backed Securities	—	124,576,124	—		124,576,124
Short-Term Investments
Foreign Government Treasury Bills	—	23,740,938	—		23,740,938
Investment Companies	6,010,325	—	—		6,010,325
U.S. Treasury Obligations	—	176,065,286	—		176,065,286

Total Assets	$7,007,562	$722,978,323	$—		$729,985,885

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(525,361)	$—		$(525,361)
Forward Currency Contracts	—	(3,199,821)	—		(3,199,821)
Futures	(1,171,119)	—	—		(1,171,119)

Total Liabilities	$(1,171,119)	$(3,725,182)	$—		$(4,896,301)

Total	$5,836,443	$719,253,141	$—		$725,089,584

(a) Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,551,342
Aggregate gross unrealized depreciation	(25,750,744)

Net unrealized depreciation	$(13,199,402)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$734,585,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.5%)
Ambev SA	339,291	$769,457
B3 SA - Brasil Bolsa Balcao	52,265	131,098
Banco Bradesco SA	15,196	43,456
Banco Bradesco SA (Preference)(q)	48,381	161,081
Banco Bradesco SA (ADR)	173,737	587,231
Banco BTG Pactual SA	11,079	100,564
Banco do Brasil SA	15,588	64,434
BB Seguridade Participacoes SA	7,812	48,790
Centrais Eletricas Brasileiras SA	10,350	102,134
Cia de Saneamento Basico do Estado de Sao Paulo	3,896	96,744
Cia Energetica de Minas Gerais (Preference)(q)	13,635	28,411
Embraer SA	6,169	92,658
Equatorial Energia SA	9,398	65,158
Gerdau SA (Preference)(q)	12,862	40,237
Itau Unibanco Holding SA (Preference)(q)	45,118	330,867
Itau Unibanco Holding SA (ADR)	79,555	583,934
Itausa SA (Preference)(q)	56,835	123,126
Klabin SA	8,800	29,696
Localiza Rent a Car SA	8,299	61,514
NU Holdings Ltd., Class A*	28,704	459,551
Petroleo Brasileiro SA - Petrobras	34,166	216,079
Petroleo Brasileiro SA - Petrobras (Preference)(q)	41,223	242,819
Petroleo Brasileiro SA - Petrobras (ADR)	26,877	340,263
PRIO SA*	6,935	49,632
Raia Drogasil SA	11,123	38,371
Rede D’Or Sao Luiz SA(m)	7,027	55,690
Rumo SA	12,965	38,708
Suzano SA*	7,853	73,583
Telefonica Brasil SA*	9,600	61,345
TIM SA	7,200	31,764
TOTVS SA	3,956	33,931
Vale SA	31,464	340,401
Vibra Energia SA	10,611	49,125
WEG SA	14,388	98,646
XP, Inc., Class A	48,881	918,474

		6,508,972

Chile (0.8%)
Banco de Chile	462,284	70,196
Banco de Credito e Inversiones SA	655	28,954
Banco Santander Chile	707,561	46,865
Cencosud SA	11,427	32,507
Empresas Copec SA	4,090	29,949
Enel Chile SA	382,107	29,569
Falabella SA	6,082	36,058
Latam Airlines Group SA	1,771,009	40,249
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)*	1,224	52,815
Sociedad Quimica y Minera de Chile SA (ADR)*	12,848	552,207

		919,369

China (30.1%)
360 Security Technology, Inc., Class A	6,600	10,486
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	11,894
3SBio, Inc.(m)	15,233	58,724
AAC Technologies Holdings, Inc.	8,075	47,462
Agricultural Bank of China Ltd., Class H	242,452	163,567
Agricultural Bank of China Ltd., Class A	43,400	40,666
Aier Eye Hospital Group Co. Ltd., Class A	6,500	11,268
Air China Ltd., Class A*	9,800	10,890
Airtac International Group	1,516	37,455
Akeso, Inc.(m)*	5,275	95,713
Alibaba Group Holding Ltd.	145,369	3,306,409
Alibaba Health Information Technology Ltd.*	40,386	34,563
Aluminum Corp. of China Ltd., Class A	13,700	15,858
Aluminum Corp. of China Ltd., Class H	27,304	28,315
Anhui Conch Cement Co. Ltd., Class H	10,537	31,820
Anhui Gujing Distillery Co. Ltd., Class A	300	6,767
ANTA Sports Products Ltd.	10,667	128,164
Autohome, Inc. (ADR)	529	15,103
Avary Holding Shenzhen Co. Ltd., Class A	2,200	17,329
AviChina Industry & Technology Co. Ltd., Class H(x)	20,991	11,761
Baidu, Inc., Class A*	20,542	351,608
Baidu, Inc. (ADR)(x)*	4,788	630,915
Bank of Beijing Co. Ltd., Class A	20,300	15,713
Bank of Chengdu Co. Ltd., Class A	6,200	15,024
Bank of China Ltd., Class H	613,761	335,985
Bank of China Ltd., Class A	29,700	21,612
Bank of Communications Co. Ltd., Class A	19,500	18,408
Bank of Communications Co. Ltd., Class H	71,634	60,110
Bank of Hangzhou Co. Ltd., Class A	5,900	12,656
Bank of Jiangsu Co. Ltd., Class A	14,100	19,867
Bank of Nanjing Co. Ltd., Class A	9,600	14,740
Bank of Ningbo Co. Ltd., Class A	6,500	24,134
Bank of Shanghai Co. Ltd., Class A	12,700	15,986
Baoshan Iron & Steel Co. Ltd., Class A	12,500	12,415
Beijing Enterprises Holdings Ltd.	4,062	17,361
Beijing Enterprises Water Group Ltd.	36,959	11,351
Beijing Kingsoft Office Software, Inc., Class A	346	15,384
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	10,514
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,869	14,848
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	16,215
BeOne Medicines Ltd., Class H*	7,103	187,297
Bilibili, Inc., Class Z*	2,013	58,099
BOC Aviation Ltd.(m)	86,200	770,953
Bosideng International Holdings Ltd.	26,968	16,080
BYD Co. Ltd., Class H	83,101	1,176,791
BYD Co. Ltd., Class A	2,402	36,851
BYD Electronic International Co. Ltd.	6,850	36,389
C&D International Investment Group Ltd.	5,493	12,628
Cambricon Technologies Corp. Ltd., Class A*	217	40,392
CGN Power Co. Ltd., Class H(m)	115,031	42,719
Changchun High-Tech Industry Group Co. Ltd., Class A	900	16,436
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	22,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
China CITIC Bank Corp. Ltd., Class H	77,354	$66,500
China Construction Bank Corp., Class H	830,394	798,174
China CSSC Holdings Ltd., Class A	3,800	18,470
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,785
China Energy Engineering Corp. Ltd., Class A	32,000	10,834
China Everbright Bank Co. Ltd., Class A	27,100	12,791
China Everbright Bank Co. Ltd., Class H	38,342	15,964
China Feihe Ltd.(m)	25,661	13,190
China Galaxy Securities Co. Ltd., Class H	25,162	38,283
China Gas Holdings Ltd.	20,606	20,177
China Hongqiao Group Ltd.	24,646	83,674
China International Capital Corp. Ltd., Class A	1,900	9,846
China International Capital Corp. Ltd., Class H(m)	12,618	34,699
China Jushi Co. Ltd., Class A	7,600	18,513
China Life Insurance Co. Ltd., Class H	65,859	187,033
China Life Insurance Co. Ltd., Class A	3,100	17,263
China Literature Ltd.(m)(x)*	2,830	14,357
China Longyuan Power Group Corp. Ltd., Class H	27,731	29,613
China Mengniu Dairy Co. Ltd.	27,275	52,574
China Merchants Bank Co. Ltd., Class A	10,000	56,768
China Merchants Bank Co. Ltd., Class H	33,441	200,940
China Merchants Energy Shipping Co. Ltd., Class A	13,300	16,591
China Merchants Port Holdings Co. Ltd.	10,365	19,406
China Merchants Securities Co. Ltd., Class A	5,400	12,980
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	10,001
China Minsheng Banking Corp. Ltd., Class A	23,300	13,027
China Minsheng Banking Corp. Ltd., Class H	40,320	21,295
China National Building Material Co. Ltd., Class H	28,033	19,885
China National Nuclear Power Co. Ltd., Class A	12,300	15,050
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	28,498
China Oilfield Services Ltd., Class H	14,287	12,264
China Overseas Land & Investment Ltd.	30,956	57,123
China Pacific Insurance Group Co. Ltd., Class A	3,300	16,281
China Pacific Insurance Group Co. Ltd., Class H	21,306	84,819
China Petroleum & Chemical Corp., Class A	21,700	16,126
China Petroleum & Chemical Corp., Class H	222,383	115,736
China Power International Development Ltd.	42,899	17,806
China Railway Group Ltd., Class H	27,671	13,974
China Railway Group Ltd., Class A	15,300	11,843
China Resources Beer Holdings Co. Ltd.	13,811	48,699
China Resources Gas Group Ltd.	6,220	15,858
China Resources Land Ltd.	27,662	107,990
China Resources Microelectronics Ltd., Class A	1,732	13,516
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	29,770
China Resources Pharmaceutical Group Ltd.(m)	1,242	768
China Resources Power Holdings Co. Ltd.(x)	16,587	38,025
China Ruyi Holdings Ltd.(x)*	48,798	18,624
China Shenhua Energy Co. Ltd., Class H	30,762	147,051
China Shenhua Energy Co. Ltd., Class A	3,400	18,389
China Southern Airlines Co. Ltd., Class A*	12,300	10,454
China State Construction Engineering Corp. Ltd., Class A	18,400	14,087
China State Construction International Holdings Ltd.	13,950	17,765
China Taiping Insurance Holdings Co. Ltd.	11,196	21,897
China Tower Corp. Ltd., Class H(m)	36,279	53,519
China United Network Communications Ltd., Class A	23,100	17,848
China Vanke Co. Ltd., Class A*	13,400	12,970
China Yangtze Power Co. Ltd., Class A	12,200	46,703
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,518
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	5,349
Chow Tai Fook Jewellery Group Ltd.(x)	17,069	34,129
CITIC Ltd.	47,016	68,996
CITIC Securities Co. Ltd., Class A	5,200	21,842
CITIC Securities Co. Ltd., Class H	13,770	54,500
CMOC Group Ltd., Class A	16,500	36,392
CMOC Group Ltd., Class H	27,294	55,030
CNGR Advanced Material Co. Ltd., Class A	560	3,926
Contemporary Amperex Technology Co. Ltd., Class A	2,059	116,278
Contemporary Amperex Technology Co. Ltd., Class H(x)	734	53,904
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	10,216
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	18,131
COSCO SHIPPING Holdings Co. Ltd., Class H(x)	22,544	35,082
CRRC Corp. Ltd., Class H	32,579	25,119
CRRC Corp. Ltd., Class A	15,200	15,951
CSC Financial Co. Ltd., Class A	3,400	12,810
CSPC Pharmaceutical Group Ltd.	76,349	91,929
Daqin Railway Co. Ltd., Class A	12,800	10,591
Dongfang Electric Corp. Ltd., Class A	4,300	11,652
East Money Information Co. Ltd., Class A	8,200	31,241
ENN Energy Holdings Ltd.	6,393	52,865
ENN Natural Gas Co. Ltd., Class A	5,100	12,882
Eve Energy Co. Ltd., Class A	2,400	30,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Everbright Securities Co. Ltd., Class A	6,500	$17,185
Far East Horizon Ltd.	16,103	14,216
Flat Glass Group Co. Ltd., Class A	1,700	4,120
Focus Media Information Technology Co. Ltd., Class A	11,600	13,134
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	20,250
Fosun International Ltd.	17,382	12,307
Foxconn Industrial Internet Co. Ltd., Class A	8,000	74,185
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	18,563
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	42,269
Ganfeng Lithium Group Co. Ltd., Class A	3,080	26,341
GCL Technology Holdings Ltd.*	173,521	29,210
GD Power Development Co. Ltd., Class A	22,100	15,461
GDS Holdings Ltd., Class A*	8,844	45,550
Geely Automobile Holdings Ltd.	48,576	122,034
Genscript Biotech Corp.(x)*	8,779	18,862
GF Securities Co. Ltd., Class A	8,300	25,978
Giant Biogene Holding Co. Ltd.(m)	2,673	19,407
GoerTek, Inc., Class A	5,500	28,974
Goneo Group Co. Ltd., Class A	2,436	15,283
Gotion High-tech Co. Ltd., Class A	2,900	19,017
Great Wall Motor Co. Ltd., Class H	20,829	44,967
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,834
Guangdong Haid Group Co. Ltd., Class A	1,300	11,646
Guangdong Investment Ltd.	27,094	24,615
Guanghui Energy Co. Ltd., Class A	8,100	5,735
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	8,579
Guosen Securities Co. Ltd., Class A	8,100	15,396
Guotai Haitong Securities Co. Ltd., Class H(m)	11,707	24,160
H World Group Ltd. (ADR)	1,648	64,453
Haidilao International Holding Ltd.(m)(x)	14,435	24,893
Haier Smart Home Co. Ltd., Class A	3,200	11,387
Haier Smart Home Co. Ltd., Class H	19,657	64,008
Haitian International Holdings Ltd.	5,159	14,214
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,235
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	6,625
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	8,148
Hansoh Pharmaceutical Group Co. Ltd.(m)(x)	8,200	37,997
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,426
Hengan International Group Co. Ltd.	6,606	21,562
Horizon Robotics*	34,830	42,878
Hoshine Silicon Industry Co. Ltd., Class A	700	4,863
Hua Hong Semiconductor Ltd., Class H(m)*	5,600	57,569
Huadian Power International Corp. Ltd., Class A	13,900	9,939
Huadong Medicine Co. Ltd., Class A	2,300	13,425
Huaneng Power International, Inc., Class H	26,775	18,648
Huaneng Power International, Inc., Class A	10,000	9,918
Huatai Securities Co. Ltd., Class A	5,300	16,209
Huatai Securities Co. Ltd., Class H(m)	10,711	28,326
Huayu Automotive Systems Co. Ltd., Class A	3,900	11,231
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	14,871
Hundsun Technologies, Inc., Class A	2,800	13,578
Hygon Information Technology Co. Ltd., Class A	1,749	62,064
Iflytek Co. Ltd., Class A	1,900	14,960
Imeik Technology Development Co. Ltd., Class A	420	10,712
Industrial & Commercial Bank of China Ltd., Class A	26,100	26,766
Industrial & Commercial Bank of China Ltd., Class H	965,069	711,839
Industrial Bank Co. Ltd., Class A	8,600	23,981
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	12,003
Innovent Biologics, Inc.(m)*	12,299	152,356
JA Solar Technology Co. Ltd., Class A*	7,060	13,032
JD Health International, Inc.(m)*	9,566	81,745
JD Logistics, Inc.(m)*	17,101	28,788
JD.com, Inc., Class A	21,666	385,603
Jiangsu Expressway Co. Ltd., Class H	13,780	15,972
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	14,799
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	26,133
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	11,594
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	15,271
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	10,897
Jiangxi Copper Co. Ltd., Class H	306,623	1,201,756
Jinko Solar Co. Ltd., Class A*	10,288	8,036
Kanzhun Ltd. (ADR)*	3,125	73,000
KE Holdings, Inc., Class A	17,656	119,454
Kingdee International Software Group Co. Ltd.*	22,327	50,266
Kingsoft Corp. Ltd.	8,075	35,924
Kuaishou Technology(m)	23,119	251,334
Kunlun Energy Co. Ltd.	35,918	32,124
Kweichow Moutai Co. Ltd., Class A	600	121,711
Lenovo Group Ltd.	66,278	98,370
Lens Technology Co. Ltd., Class A	4,400	20,694
Li Auto, Inc., Class A*	10,456	136,243
Li Ning Co. Ltd.	20,187	45,760
Longfor Group Holdings Ltd.(m)	14,732	22,490
LONGi Green Energy Technology Co. Ltd., Class A*	3,080	7,788
Luxshare Precision Industry Co. Ltd., Class A	2,900	26,354
Mango Excellent Media Co. Ltd., Class A	2,200	11,052
Maxscend Microelectronics Co. Ltd., Class A	480	5,605
Meitu, Inc.(m)*	28,987	34,530
Meituan, Class B(m)*	42,631	572,471
Metallurgical Corp. of China Ltd., Class A	31,200	16,874
Midea Group Co. Ltd., Class A	2,200	22,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Midea Group Co. Ltd., Class H	3,200	$33,822
MINISO Group Holding Ltd.	3,453	19,763
Montage Technology Co. Ltd., Class A	1,153	25,073
Muyuan Foods Co. Ltd., Class A	2,100	15,635
NARI Technology Co. Ltd., Class A	3,456	11,147
NAURA Technology Group Co. Ltd., Class A	405	25,737
NetEase Cloud Music, Inc.(m)*	736	24,571
NetEase, Inc.	14,902	453,459
New China Life Insurance Co. Ltd., Class H	7,910	46,920
New Hope Liuhe Co. Ltd., Class A	6,100	8,398
New Oriental Education & Technology Group, Inc.*	13,567	73,676
Ninestar Corp., Class A*	2,200	7,254
Ningbo Deye Technology Co. Ltd., Class A	2,116	24,078
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	14,003
NIO, Inc., Class A(x)*	11,887	87,679
Nongfu Spring Co. Ltd., Class H(m)	17,805	123,323
Oppein Home Group, Inc., Class A	700	5,241
PDD Holdings, Inc. (ADR)*	6,090	804,915
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	21,559
People’s Insurance Co. Group of China Ltd. (The), Class H	74,868	65,517
PetroChina Co. Ltd., Class H	192,170	174,836
PetroChina Co. Ltd., Class A	17,200	19,475
Pharmaron Beijing Co. Ltd., Class A	1,350	6,780
PICC Property & Casualty Co. Ltd., Class H	55,754	125,809
Ping An Bank Co. Ltd., Class A	8,000	12,744
Ping An Insurance Group Co. of China Ltd., Class A	5,600	43,354
Ping An Insurance Group Co. of China Ltd., Class H	57,361	391,033
Poly Property Services Co. Ltd., Class H(m)	140,400	628,214
Pop Mart International Group Ltd.(m)	4,597	157,606
Postal Savings Bank of China Co. Ltd., Class A	16,600	13,409
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	47,755
Qfin Holdings, Inc. (ADR), Class A	1,009	29,039
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	10,837
Rongsheng Petrochemical Co. Ltd., Class A	15,100	20,470
Sanan Optoelectronics Co. Ltd., Class A	7,800	17,072
Sany Heavy Industry Co. Ltd., Class A	8,900	29,056
Satellite Chemical Co. Ltd., Class A	4,505	12,240
Seres Group Co. Ltd., Class A	1,300	31,333
SG Micro Corp., Class A	1,521	17,797
Shaanxi Coal Industry Co. Ltd., Class A	5,300	14,891
Shandong Gold Mining Co. Ltd., Class H(m)	6,907	32,787
Shandong Gold Mining Co. Ltd., Class A	4,600	25,415
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	12,336
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	20,478
Shanghai Baosight Software Co. Ltd., Class A	3,456	11,273
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,545
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	160,000	530,047
Shanghai International Airport Co. Ltd., Class A	2,700	12,096
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	28,252
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	7,558
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	21,374
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	19,713
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	6,834
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	13,627
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	13,627
Shenzhen Inovance Technology Co. Ltd., Class A	1,900	22,373
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	17,257
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	18,897
Shenzhou International Group Holdings Ltd.	77,885	617,019
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,045
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(x)*	413	27,279
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	14,479
Silergy Corp.	2,576	21,806
Sinopharm Group Co. Ltd., Class H	231,776	546,235
Smoore International Holdings Ltd.(m)(x)	12,083	27,374
Sunny Optical Technology Group Co. Ltd.	6,110	71,017
TAL Education Group (ADR)*	4,182	46,838
TCL Technology Group Corp., Class A	26,290	15,918
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	2,750	3,496
Tencent Holdings Ltd.	79,106	6,739,606
Tencent Music Entertainment Group (ADR)	4,851	113,222
Tianqi Lithium Corp., Class A*	2,700	18,043
Tingyi Cayman Islands Holding Corp.	16,474	22,059
Tongcheng Travel Holdings Ltd.(m)	7,983	23,594
TravelSky Technology Ltd., Class H	589,983	805,148
Trina Solar Co. Ltd., Class A*	1,157	2,823
Trip.com Group Ltd.	5,341	409,054
Tsingtao Brewery Co. Ltd., Class A	1,000	9,260
Tsingtao Brewery Co. Ltd., Class H	5,436	37,023
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	24,853
Unisplendour Corp. Ltd., Class A	4,600	19,503
Vipshop Holdings Ltd. (ADR)	3,654	71,765
Wanhua Chemical Group Co. Ltd., Class A	1,300	12,159
Want Want China Holdings Ltd.	36,211	24,615
Weichai Power Co. Ltd., Class H	285,768	512,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Weichai Power Co. Ltd., Class A	5,400	$10,635
Wens Foodstuff Group Co. Ltd., Class A	4,700	12,287
Wingtech Technology Co. Ltd., Class A*	2,400	15,671
Wuliangye Yibin Co. Ltd., Class A	1,900	32,424
WuXi AppTec Co. Ltd., Class A	1,000	15,738
WuXi AppTec Co. Ltd., Class H(m)	3,043	46,416
Wuxi Biologics Cayman, Inc.(m)*	32,857	173,026
XCMG Construction Machinery Co. Ltd., Class A	19,500	31,503
Xiaomi Corp., Class B(m)*	146,513	1,016,673
Xinjiang Daqo New Energy Co. Ltd., Class A*	3,122	12,600
Xinyi Solar Holdings Ltd.(x)	39,532	17,475
XPeng, Inc., Class A*	10,728	128,414
Yadea Group Holdings Ltd.(m)	9,032	16,098
Yankuang Energy Group Co. Ltd., Class A	5,070	9,480
Yankuang Energy Group Co. Ltd., Class H	32,978	43,140
Yealink Network Technology Corp. Ltd., Class A	1,540	8,005
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	19,945
Yonyou Network Technology Co. Ltd., Class A*	7,500	16,457
YTO Express Group Co. Ltd., Class A	4,500	11,600
Yum China Holdings, Inc. (New York Stock Exchange)	15,749	675,947
Yum China Holdings, Inc.(Hong Kong Stock Exchange)	3,136	137,417
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,045
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,294
Zhaojin Mining Industry Co. Ltd., Class H	11,548	46,388
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	23,296
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	13,870
Zhejiang Expressway Co. Ltd., Class H	16,432	15,182
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	9,628
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	8,311
Zhejiang Leapmotor Technology Co. Ltd., Class H(m)*	4,442	37,873
Zhejiang NHU Co. Ltd., Class A	3,120	10,445
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	29,935
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	20,839
Zijin Mining Group Co. Ltd., Class A	9,400	38,876
Zijin Mining Group Co. Ltd., Class H	46,361	194,215
ZTE Corp., Class H(x)	5,230	23,858
ZTE Corp., Class A	2,900	18,593
ZTO Express Cayman, Inc.	3,720	70,509

		35,379,033

Colombia (1.3%)
Ecopetrol SA	526,370	240,330
Grupo Cibest SA	2,059	31,774
Grupo Cibest SA (Preference)(q)	3,918	51,028
Grupo Cibest SA (ADR)	23,856	1,239,081
Interconexion Electrica SA ESP	4,497	26,795

		1,589,008

Czech Republic (1.0%)
CEZ A/S	1,385	85,967
Komercni Banka A/S	22,296	1,117,241

		1,203,208

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	20,487	43,243
Eastern Co. SAE	36,347	32,359

		75,602

Greece (0.4%)
Alpha Bank SA	18,515	78,559
Eurobank Ergasias Services and Holdings SA	20,982	80,849
Hellenic Telecommunications Organization SA	416	7,873
JUMBO SA	430	14,752
National Bank of Greece SA	6,874	99,791
OPAP SA	1,568	36,579
Piraeus Financial Holdings SA	9,215	78,047
Public Power Corp. SA	1,606	26,435

		422,885

Hong Kong (0.1%)
J&T Global Express Ltd.*	20,245	25,443
Orient Overseas International Ltd.	986	16,003
Sino Biopharmaceutical Ltd.	84,712	88,609

		130,055

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	30,888
OTP Bank Nyrt.	2,131	184,050
Richter Gedeon Nyrt.	1,130	34,392

		249,330

India (11.9%)
ABB India Ltd.	452	26,387
Adani Enterprises Ltd.	1,467	41,403
Adani Ports & Special Economic Zone Ltd.	4,268	67,465
Adani Power Ltd.*	31,170	50,781
Ambuja Cements Ltd.	4,814	30,902
APL Apollo Tubes Ltd.	1,471	27,934
Apollo Hospitals Enterprise Ltd.	813	67,841
Ashok Leyland Ltd.	25,502	40,978
Asian Paints Ltd.	3,435	90,915
AU Small Finance Bank Ltd.(m)	3,155	25,989
Aurobindo Pharma Ltd.	2,672	32,619
Avenue Supermarts Ltd.(m)*	1,333	67,190
Axis Bank Ltd.	20,378	259,715
Bajaj Auto Ltd.	561	54,834
Bajaj Finance Ltd.	24,830	279,345
Bajaj Finserv Ltd.	3,952	89,305
Bajaj Holdings & Investment Ltd.	228	31,449
Balkrishna Industries Ltd.	625	16,153
Bank of Baroda	8,875	25,843
Bharat Electronics Ltd.	29,710	135,168
Bharat Forge Ltd.	2,069	28,252
Bharat Petroleum Corp. Ltd.	13,348	51,061
Bharti Airtel Ltd.	22,472	475,414
Bosch Ltd.	64	27,495
Britannia Industries Ltd.	876	59,108
BSE Ltd.	1,702	39,109
CG Power & Industrial Solutions Ltd.	5,242	43,745
Cholamandalam Investment and Finance Co. Ltd.	3,330	60,413
Cipla Ltd.	5,287	89,515
Coal India Ltd.	16,235	71,302
Colgate-Palmolive India Ltd.	1,111	27,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coromandel International Ltd.	1,010	$25,576
Cummins India Ltd.	1,204	53,244
Dabur India Ltd.	5,000	27,667
Divi’s Laboratories Ltd.	1,073	68,757
Dixon Technologies India Ltd.(m)	289	53,127
DLF Ltd.	6,460	51,876
Dr Reddy’s Laboratories Ltd.	4,865	67,050
Eicher Motors Ltd.	1,105	87,185
Eternal Ltd.*	20,434	74,911
FSN E-Commerce Ventures Ltd.*	9,779	25,594
GAIL India Ltd.	18,839	37,405
Godrej Consumer Products Ltd.	3,305	43,436
Godrej Properties Ltd.*	1,011	22,418
Grasim Industries Ltd.	2,123	65,919
Havells India Ltd.	2,025	34,256
HCL Technologies Ltd.	8,243	128,590
HDFC Asset Management Co. Ltd.(m)	742	46,235
HDFC Bank Ltd.	97,518	1,044,497
HDFC Bank Ltd. (ADR)	20,574	702,808
HDFC Life Insurance Co. Ltd.(m)	9,843	83,859
Hero MotoCorp Ltd.	1,052	64,840
Hindalco Industries Ltd.	13,286	114,015
Hindustan Aeronautics Ltd.(m)	1,774	94,835
Hindustan Petroleum Corp. Ltd.	8,424	42,068
Hindustan Unilever Ltd.	7,085	200,639
Hyundai Motor India Ltd.	1,408	40,983
ICICI Bank Ltd.	44,923	682,026
ICICI Bank Ltd. (ADR)	26,921	813,822
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	41,377
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	19,467
IDFC First Bank Ltd.	28,209	22,167
Indian Hotels Co. Ltd. (The), Class A	7,274	59,010
Indian Oil Corp. Ltd.	22,823	38,503
Indian Railway Catering & Tourism Corp. Ltd.	1,939	15,296
Indus Towers Ltd.*	10,660	41,169
IndusInd Bank Ltd.*	4,995	41,380
Info Edge India Ltd.	2,865	42,248
Infosys Ltd.	28,691	465,900
InterGlobe Aviation Ltd.(m)	1,506	94,892
ITC Ltd.	27,117	122,637
Jindal Stainless Ltd.	2,800	23,265
Jindal Steel Ltd.	3,297	39,500
Jio Financial Services Ltd.	26,609	87,869
JSW Energy Ltd.	3,031	18,122
JSW Steel Ltd.	5,842	75,186
Kotak Mahindra Bank Ltd.	9,956	223,444
Larsen & Toubro Ltd.	6,137	252,907
Lodha Developers Ltd.(m)	3,172	40,577
LTIMindtree Ltd.(m)	765	44,437
Lupin Ltd.	1,767	38,037
Mahindra & Mahindra Ltd.	8,321	321,168
Mankind Pharma Ltd.	868	23,811
Marico Ltd.	4,174	32,785
Maruti Suzuki India Ltd.	1,104	199,305
Max Healthcare Institute Ltd.	6,705	84,178
Mphasis Ltd.	683	20,422
MRF Ltd.	20	32,846
Muthoot Finance Ltd.	1,044	36,181
Nestle India Ltd.	6,700	86,998
NHPC Ltd.	26,127	25,401
NTPC Ltd.	39,087	149,874
Oberoi Realty Ltd.	1,089	19,405
Oil & Natural Gas Corp. Ltd.	27,150	73,235
Page Industries Ltd.	50	22,911
PB Fintech Ltd.*	2,543	48,747
Persistent Systems Ltd.	884	48,014
Petronet LNG Ltd.	6,061	19,032
Phoenix Mills Ltd. (The)	1,704	29,853
PI Industries Ltd.	613	24,257
Pidilite Industries Ltd.	2,464	40,739
Polycab India Ltd.	398	32,660
Power Finance Corp. Ltd.	12,146	56,121
Power Grid Corp. of India Ltd.	41,114	129,771
Prestige Estates Projects Ltd.	1,237	21,039
Punjab National Bank	19,156	24,343
Rail Vikas Nigam Ltd.(m)	4,461	17,055
REC Ltd.	10,919	45,852
Reliance Industries Ltd.	51,540	791,773
Samvardhana Motherson International Ltd.	35,250	41,944
SBI Life Insurance Co. Ltd.(m)	3,685	74,315
Shree Cement Ltd.	87	28,675
Shriram Finance Ltd.	12,445	86,355
Siemens Ltd.	769	27,102
Solar Industries India Ltd.	235	35,270
SRF Ltd.	1,198	38,098
State Bank of India	16,309	160,254
Sun Pharmaceutical Industries Ltd.	8,901	159,827
Sundaram Finance Ltd.	578	28,718
Supreme Industries Ltd.	552	26,233
Suzlon Energy Ltd.*	78,004	48,363
Swiggy Ltd.*	7,380	35,155
Tata Consultancy Services Ltd.	8,070	262,526
Tata Consumer Products Ltd.	5,807	73,859
Tata Elxsi Ltd.	277	16,307
Tata Motors Ltd.	17,107	131,055
Tata Power Co. Ltd. (The)	13,796	60,388
Tata Steel Ltd.	70,152	133,345
Tech Mahindra Ltd.	4,625	72,942
Titan Co. Ltd.	3,297	125,027
Torrent Pharmaceuticals Ltd.	821	33,318
Trent Ltd.	1,544	81,340
Tube Investments of India Ltd.	906	31,599
TVS Motor Co. Ltd.	2,080	80,556
UltraTech Cement Ltd.	980	134,900
Union Bank of India Ltd.	13,067	20,384
United Spirits Ltd.	2,349	35,036
UPL Ltd.	3,943	29,123
Varun Beverages Ltd.	11,720	58,568
Vedanta Ltd.	11,664	61,191
Vishal Mega Mart Ltd.*	17,763	29,811
Vodafone Idea Ltd.*	209,033	19,140
Voltas Ltd.	1,856	28,293
WAAREE Energies Ltd.*	730	27,365
Wipro Ltd.	22,080	59,527
Yes Bank Ltd.*	153,764	36,801
Zydus Lifesciences Ltd.	2,216	24,506

		13,995,459

Indonesia (1.7%)
Amman Mineral Internasional PT*	122,762	53,223
Astra International Tbk. PT	183,159	63,471
Bank Central Asia Tbk. PT	482,549	220,788
Bank Mandiri Persero Tbk. PT	328,096	86,626
Bank Negara Indonesia Persero Tbk. PT	120,140	29,557
Bank Rakyat Indonesia Persero Tbk. PT	3,483,567	815,236
Barito Pacific Tbk. PT*	199,187	44,821
Chandra Asri Pacific Tbk. PT	67,504	31,291
Charoen Pokphand Indonesia Tbk. PT	64,683	18,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dian Swastatika Sentosa Tbk. PT*	8,479	$54,034
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	23,191
Indofood CBP Sukses Makmur Tbk. PT	22,879	13,008
Indofood Sukses Makmur Tbk. PT	1,113,704	482,839
Sumber Alfaria Trijaya Tbk. PT	177,863	20,599
Telkom Indonesia Persero Tbk. PT	432,651	79,443
United Tractors Tbk. PT	14,428	23,181

		2,059,395

Kuwait (0.5%)
Boubyan Bank KSCP	12,474	28,868
Gulf Bank KSCP	16,708	19,142
Kuwait Finance House KSCP	96,116	250,122
Mobile Telecommunications Co. KSCP	17,706	29,848
National Bank of Kuwait SAKP	70,589	245,155

		573,135

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	32,458

Malaysia (0.8%)
AMMB Holdings Bhd.	19,972	26,813
Axiata Group Bhd.	25,967	16,536
Celcomdigi Bhd.	39,934	35,109
CIMB Group Holdings Bhd.	64,788	112,996
Gamuda Bhd.	34,628	45,502
Hong Leong Bank Bhd.	7,591	37,013
IHH Healthcare Bhd.	21,971	39,416
IOI Corp. Bhd.	19,549	18,348
Kuala Lumpur Kepong Bhd.	3,372	16,505
Malayan Banking Bhd.	46,826	110,264
Maxis Bhd.	18,034	15,512
MISC Bhd.	10,465	18,152
MR DIY Group M Bhd.(m)	33,669	13,120
Nestle Malaysia Bhd.	550	12,575
Petronas Chemicals Group Bhd.	23,324	23,443
Petronas Gas Bhd.	9,344	41,075
Press Metal Aluminium Holdings Bhd.	30,517	42,855
Public Bank Bhd.	124,755	128,357
RHB Bank Bhd.	14,181	22,239
SD Guthrie Bhd.	17,851	22,141
Sunway Bhd.	22,652	30,411
Telekom Malaysia Bhd.	13,795	23,208
Tenaga Nasional Bhd.	23,207	72,899
YTL Corp. Bhd.	28,680	18,945
YTL Power International Bhd.	21,290	21,298

		964,732

Mexico (2.2%)
Alfa SAB de CV, Class A	30,582	24,531
America Movil SAB de CV	162,970	171,037
Arca Continental SAB de CV	4,520	47,474
Cemex SAB de CV	136,177	122,395
Coca-Cola Femsa SAB de CV	4,244	35,213
Fibra Uno Administracion SA de CV (REIT)	24,588	36,465
Fomento Economico Mexicano SAB de CV	15,752	155,210
Gruma SAB de CV, Class B	1,820	33,888
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	32,629
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	77,298
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	52,581
Grupo Bimbo SAB de CV, Class A(x)	12,149	43,160
Grupo Carso SAB de CV	4,856	35,025
Grupo Comercial Chedraui SA de CV	2,734	21,730
Grupo Financiero Banorte SAB de CV, Class O	98,161	985,871
Grupo Financiero Inbursa SAB de CV, Class O	19,184	52,953
Grupo Mexico SAB de CV	26,998	234,931
Industrias Penoles SAB de CV*	1,546	69,074
Kimberly-Clark de Mexico SAB de CV, Class A	13,047	27,471
Prologis Property Mexico SA de CV (REIT)	6,269	25,674
Southern Copper Corp.	847	102,792
Wal-Mart de Mexico SAB de CV	47,712	147,407

		2,534,809

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	1,110	27,006
Credicorp Ltd.	578	153,910

		180,916

Philippines (0.3%)
Ayala Corp.	3,097	25,691
Ayala Land, Inc.	63,229	26,454
Bank of the Philippine Islands	16,379	32,364
BDO Unibank, Inc.	18,896	43,149
International Container Terminal Services, Inc.	8,579	69,517
Manila Electric Co.	2,433	22,156
Metropolitan Bank & Trust Co.	15,777	18,434
SM Investments Corp.	2,687	33,934
SM Prime Holdings, Inc.	98,339	37,933

		309,632

Poland (0.7%)
Allegro.eu SA(m)*	5,040	49,358
Bank Millennium SA*	5,191	20,623
Bank Polska Kasa Opieki SA	1,598	76,808
CCC SA*	461	23,046
CD Projekt SA	561	41,751
Dino Polska SA(m)*	3,960	47,666
KGHM Polska Miedz SA*	1,393	61,321
LPP SA	9	43,778
mBank SA*	183	45,314
ORLEN SA	5,334	126,972
PGE Polska Grupa Energetyczna SA*	7,628	22,540
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	151,852
Powszechny Zaklad Ubezpieczen SA	5,218	78,041
Santander Bank Polska SA	306	39,805

		828,875

Qatar (0.5%)
Al Rayan Bank	50,968	33,316
Barwa Real Estate Co.	33,504	24,560
Commercial Bank PSQC (The)	25,888	32,643
Industries Qatar QSC	13,744	47,185
Mesaieed Petrochemical Holding Co.	46,863	16,706
Ooredoo QPSC	4,608	17,301
Qatar Electricity & Water Co. QSC	5,127	22,375
Qatar Fuel QSC	5,099	21,119
Qatar Gas Transport Co. Ltd.	27,866	35,206
Qatar International Islamic Bank QSC	8,410	25,061
Qatar Islamic Bank QPSC	15,864	104,133
Qatar National Bank QPSC	42,063	214,647

		594,252

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	49,559

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GMK Norilskiy Nickel PAO (ADR)(r)*	4,277	$—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC(r)*	12,566	—
PhosAgro PJSC(m)(r)*	4,859	—
PhosAgro PJSC (GDR)(r)*	31	—
Rosneft Oil Co. PJSC(r)*	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PAO (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	22,126	—

		—

Saudi Arabia (2.3%)
ACWA Power Co.*	1,328	75,816
Ades Holding Co.	3,523	15,303
Al Rajhi Bank	17,049	487,348
Alinma Bank	10,656	76,151
Almarai Co. JSC	4,368	58,586
Arab National Bank	7,829	51,585
Arabian Internet & Communications Services Co.	209	14,345
Bank AlBilad	6,392	49,156
Banque Saudi Fransi	10,652	50,701
Bupa Arabia for Cooperative Insurance Co.	718	31,571
Co. for Cooperative Insurance (The)	639	23,173
Dallah Healthcare Co.	379	15,230
Dar Al Arkan Real Estate Development Co.*	4,570	24,299
Dr Sulaiman Al Habib Medical Services Group Co.	761	54,789
Elm Co.	209	49,907
Etihad Etisalat Co.	3,282	59,117
Jabal Omar Development Co.*	4,933	25,492
Jarir Marketing Co.	5,115	19,027
Makkah Construction & Development Co.	836	19,885
Mouwasat Medical Services Co.	852	16,732
Nahdi Medical Co.	493	15,644
Riyad Bank	12,787	92,743
SABIC Agri-Nutrients Co.	2,029	64,492
Sahara International Petrochemical Co.	3,126	17,004
SAL Saudi Logistics Services	259	12,500
Saudi Arabian Mining Co.*	11,240	191,819
Saudi Arabian Oil Co.(m)	51,774	339,895
Saudi Aramco Base Oil Co.	440	10,460
Saudi Awwal Bank	8,758	74,918
Saudi Basic Industries Corp.	7,829	128,493
Saudi Electricity Co.	7,249	29,362
Saudi National Bank (The)	25,574	267,183
Saudi Research & Media Group*	313	15,232
Saudi Tadawul Group Holding Co.	418	22,961
Saudi Telecom Co.	17,397	204,485
Yanbu National Petrochemical Co.	2,398	22,342

		2,727,746

South Africa (3.2%)
Absa Group Ltd.	7,635	80,059
Bid Corp. Ltd.	3,037	76,013
Bidvest Group Ltd.(x)	2,950	36,182
Capitec Bank Holdings Ltd.	746	150,064
Clicks Group Ltd.	1,829	37,326
Discovery Ltd.	3,986	45,468
E Media Holdings Ltd.	1,670	174
FirstRand Ltd.	215,345	968,367
Gold Fields Ltd.	7,581	320,048
Harmony Gold Mining Co. Ltd.	4,617	84,175
Impala Platinum Holdings Ltd.	7,991	102,051
MTN Group Ltd.	13,987	117,436
Naspers Ltd.	1,322	478,789
Nedbank Group Ltd.	4,331	53,542
Ninety One Ltd.	162,537	427,942
Old Mutual Ltd.	35,801	27,675
OUTsurance Group Ltd.	7,360	30,557
Pepkor Holdings Ltd.(m)	29,817	41,972
Remgro Ltd.	3,981	38,664
Sanlam Ltd.	14,076	68,130
Sasol Ltd.*	4,953	30,819
Shoprite Holdings Ltd.	4,620	73,302
Sibanye Stillwater Ltd.*	23,959	68,381
Standard Bank Group Ltd.	11,505	157,479
Valterra Platinum Ltd.	2,247	160,734
Vodacom Group Ltd.	6,142	47,404

		3,722,753

South Korea (10.2%)
Alteogen, Inc.*	345	112,619
Celltrion, Inc.	1,487	183,775
CJ Corp.	2,963	387,520
Cosmax, Inc.	8,411	1,285,884
Coway Co. Ltd.	373	26,186
DB Insurance Co. Ltd.	311	30,700
Doosan Bobcat, Inc.*	386	15,269
Doosan Co. Ltd.	63	24,292
Doosan Enerbility Co. Ltd.*	4,199	187,646
Ecopro BM Co. Ltd.*	452	36,404
Ecopro Co. Ltd.	882	29,829
Hana Financial Group, Inc.	2,776	172,529
Hanjin Kal Corp.	200	14,326
Hankook Tire & Technology Co. Ltd.	502	13,721
Hanwha Aerospace Co. Ltd.	293	231,176
Hanwha Ocean Co. Ltd.*	1,037	81,523
Hanwha Systems Co. Ltd.	647	27,438
HD Hyundai Co. Ltd.	320	35,443
HD Hyundai Electric Co. Ltd.	188	77,984
HD Hyundai Heavy Industries Co. Ltd.	189	69,374
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	108,971
HLB, Inc.*	1,119	30,267
HMM Co. Ltd.	2,351	33,597
HYBE Co. Ltd.*	224	42,467
Hyosung Heavy Industries Corp.	47	44,888
Hyundai Glovis Co. Ltd.	254	29,943
Hyundai Mobis Co. Ltd.	515	109,567
Hyundai Motor Co.	1,196	183,272
Hyundai Motor Co. (Preference)(q)	246	29,193
Hyundai Rotem Co. Ltd.	660	103,018
Industrial Bank of Korea	1,761	24,425
Kakao Corp.	2,876	122,169
KakaoBank Corp.	1,644	27,829
KB Financial Group, Inc.	3,228	265,731
Kia Corp.	2,302	165,220
Korea Aerospace Industries Ltd.	507	39,026
Korea Electric Power Corp.	2,726	70,042
Korea Investment Holdings Co. Ltd.	282	29,144
Korean Air Lines Co. Ltd.	1,982	32,138
Krafton, Inc.*	251	52,327
KT&G Corp.	899	85,604
LG Chem Ltd.	450	89,163
LG Corp.	944	48,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
LG Display Co. Ltd.*	2,065	$21,209
LG Electronics, Inc.	1,095	59,001
LG Energy Solution Ltd.*	406	100,556
LIG Nex1 Co. Ltd.	112	40,951
LS Electric Co. Ltd.	130	26,360
Meritz Financial Group, Inc.	711	57,516
Mirae Asset Securities Co. Ltd.	1,943	29,566
NAVER Corp.	1,195	228,686
Orion Corp.	161	11,888
POSCO Future M Co. Ltd.*	296	30,274
POSCO Holdings, Inc.	651	128,061
Posco International Corp.	468	16,161
Samsung Biologics Co. Ltd.(m)*	162	115,116
Samsung C&T Corp.	707	93,020
Samsung Electro-Mechanics Co. Ltd.	486	67,026
Samsung Electronics Co. Ltd.	62,342	3,727,945
Samsung Electronics Co. Ltd. (Preference)(q)	6,907	326,877
Samsung Fire & Marine Insurance Co. Ltd.	264	84,955
Samsung Heavy Industries Co. Ltd.*	5,732	89,470
Samsung Life Insurance Co. Ltd.	603	67,303
Samsung SDI Co. Ltd.	501	73,201
Samsung SDS Co. Ltd.	334	39,088
Samyang Foods Co. Ltd.	35	38,142
Shinhan Financial Group Co. Ltd.	3,662	184,790
SK Hynix, Inc.	4,684	1,160,108
SK Innovation Co. Ltd.	598	42,835
SK Square Co. Ltd.*	912	130,978
SK, Inc.	283	42,358
S-Oil Corp.*	304	13,520
Woori Financial Group, Inc.	5,542	102,502
Yuhan Corp.	494	41,934

		12,001,479

Taiwan (21.7%)
Accton Technology Corp.	4,710	161,492
Acer, Inc.	32,515	33,019
Advantech Co. Ltd.	4,455	46,629
Alchip Technologies Ltd.	655	74,466
ASE Technology Holding Co. Ltd.	289,021	1,555,202
Asia Cement Corp.	15,725	19,683
Asia Vital Components Co. Ltd.	2,825	90,929
Asustek Computer, Inc.	6,027	132,690
Caliway Biopharmaceuticals Co. Ltd.*	8,533	51,935
Catcher Technology Co. Ltd.	4,883	29,239
Cathay Financial Holding Co. Ltd.	82,317	177,177
Chailease Holding Co. Ltd.	16,200	59,266
Chang Hwa Commercial Bank Ltd.	50,801	32,753
Cheng Shin Rubber Industry Co. Ltd.	13,228	16,341
China Steel Corp.	107,475	68,410
Chunghwa Telecom Co. Ltd.	33,116	145,055
Compal Electronics, Inc.	47,199	50,175
CTBC Financial Holding Co. Ltd.	137,717	193,847
Delta Electronics, Inc.	16,557	463,931
E Ink Holdings, Inc.	6,857	54,108
E.Sun Financial Holding Co. Ltd.	129,522	141,727
Eclat Textile Co. Ltd.	1,360	19,567
Elite Material Co. Ltd.	2,543	102,211
eMemory Technology, Inc.	490	32,395
Eva Airways Corp.	20,580	25,727
Evergreen Marine Corp. Taiwan Ltd.	9,288	54,549
Far EasTone Telecommunications Co. Ltd.	16,092	46,674
Feng TAY Enterprise Co. Ltd.	84,120	339,483
First Financial Holding Co. Ltd.	105,252	103,083
Formosa Chemicals & Fibre Corp.	33,062	32,272
Formosa Plastics Corp.	32,974	41,707
Fortune Electric Co. Ltd.	1,342	25,582
Fubon Financial Holding Co. Ltd.	77,809	225,426
Gigabyte Technology Co. Ltd.	4,417	43,332
Global Unichip Corp.	752	33,063
Globalwafers Co. Ltd.	2,457	37,607
Hon Hai Precision Industry Co. Ltd.	259,535	1,839,345
Hotai Motor Co. Ltd.	2,895	56,327
Hua Nan Financial Holdings Co. Ltd.	80,222	77,911
Innolux Corp.	70,356	33,241
International Games System Co. Ltd.	2,068	53,400
Inventec Corp.	19,884	29,848
Jentech Precision Industrial Co. Ltd.	729	57,645
KGI Financial Holding Co. Ltd.	128,076	62,824
King Slide Works Co. Ltd.	484	52,246
Largan Precision Co. Ltd.	926	71,399
Lite-On Technology Corp.	17,592	99,568
Lotes Co. Ltd.	731	37,056
MediaTek, Inc.	49,055	2,116,521
Mega Financial Holding Co. Ltd.	107,652	150,115
Micro-Star International Co. Ltd.	157,015	597,603
Nan Ya Plastics Corp.	47,296	61,219
Novatek Microelectronics Corp.	4,946	69,213
Pegatron Corp.	15,898	36,931
PharmaEssentia Corp.	1,832	30,956
President Chain Store Corp.	5,487	44,648
Quanta Computer, Inc.	23,573	224,298
Realtek Semiconductor Corp.	4,073	73,501
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	47,141
SinoPac Financial Holdings Co. Ltd.	104,332	85,580
Synnex Technology International Corp.	9,642	19,994
Taiwan Business Bank	62,203	32,144
Taiwan Cooperative Financial Holding Co. Ltd.	91,502	74,005
Taiwan Mobile Co. Ltd.	15,213	54,407
Taiwan Semiconductor Manufacturing Co. Ltd.	302,525	12,953,446
TCC Group Holdings Co. Ltd.	60,564	47,691
TS Financial Holding Co. Ltd.	189,731	112,053
Unimicron Technology Corp.	11,840	58,854
Uni-President Enterprises Corp.	255,419	657,026
United Microelectronics Corp.	101,617	151,869
Vanguard International Semiconductor Corp.	8,530	28,547
Wan Hai Lines Ltd.	6,967	16,984
Wistron Corp.	22,536	103,888
Wiwynn Corp.	970	105,504
WPG Holdings Ltd.	12,093	26,227
Yageo Corp.	15,160	84,559
Yang Ming Marine Transport Corp.	15,133	26,316
Yuanta Financial Holding Co. Ltd.	91,730	104,888
Zhen Ding Technology Holding Ltd.	5,691	30,996

		25,458,686

Thailand (1.7%)
Advanced Info Service PCL	10,424	93,608
Airports of Thailand PCL	37,552	46,643
Bangkok Dusit Medical Services
PCL, Class F	97,473	61,062
Bumrungrad Hospital PCL	5,224	28,292
Central Pattana PCL	17,696	30,581
Charoen Pokphand Foods PCL	33,954	23,366
CP ALL PCL	51,162	74,600
Delta Electronics Thailand PCL	27,324	133,648
Gulf Development PCL*	40,643	54,559
Kasikornbank PCL	106,090	546,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PTT Exploration & Production PCL	150,278	$533,312
PTT Global Chemical PCL(x)	166,200	127,708
PTT PCL	87,053	89,323
SCB X PCL	7,376	29,021
Siam Cement PCL (The)	6,834	48,505
True Corp. PCL*	90,825	28,869

		1,949,835

Turkiye (0.3%)
Akbank TAS	25,213	38,022
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	60,977
BIM Birlesik Magazalar A/S	5,030	65,450
Eregli Demir ve Celik Fabrikalari TAS	22,628	16,001
Haci Omer Sabanci Holding A/S	8,743	18,253
KOC Holding A/S	6,608	27,479
Turk Hava Yollari AO	4,461	33,798
Turkcell Iletisim Hizmetleri A/S	11,528	27,131
Turkiye Is Bankasi A/S, Class C	70,706	24,063
Turkiye Petrol Rafinerileri A/S	7,175	32,184
Yapi ve Kredi Bankasi A/S*	30,053	24,533

		367,891

United Arab Emirates (1.0%)
Abu Dhabi Commercial Bank PJSC	25,127	99,741
Abu Dhabi Islamic Bank PJSC	12,467	73,925
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	27,744
ADNOC Drilling Co. PJSC	29,255	44,842
Adnoc Gas plc	52,545	50,642
Aldar Properties PJSC	33,061	85,329
Americana Restaurants International plc - Foreign Co.	10,042	5,386
Dubai Electricity & Water Authority PJSC	51,346	37,883
Dubai Islamic Bank PJSC	24,854	64,824
Emaar Development PJSC	8,665	31,730
Emaar Properties PJSC	56,887	202,114
Emirates NBD Bank PJSC	16,262	107,585
Emirates Telecommunications Group Co. PJSC	32,256	165,449
First Abu Dhabi Bank PJSC	38,158	162,478
Multiply Group PJSC*	28,440	22,532
Salik Co. PJSC	16,046	26,255

		1,208,459

United Kingdom (0.3%)
Anglogold Ashanti plc	4,104	288,380
Metlen Energy & Metals plc*	987	54,869

		343,249

United States (0.1%)
JBS NV, Class A*	3,103	46,328
Legend Biotech Corp. (ADR)*	645	21,033

		67,361

Total Common Stocks (99.1%) (Cost $91,316,146)		116,448,143

PREFERRED STOCKS:
India (0.0%)
TVS Motor Co. Ltd.,6.000% (Cost $—(r)	8,320	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Malaysia (0.0%)†
YTL Corp. Bhd., expiring 6/2/28* (Cost $—)	5,736	1,744

YTL Power International Bhd.,expiring 6/2/28* (Cost $—)	4,258	1,781

Total Warrants ($—) (Cost $—)		3,525

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	505,727	505,727
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	583,579	583,813

Total Investment Companies		1,129,540

Total Short-Term Investments (1.0%) (Cost $1,129,438)		1,129,540

Total Investments in Securities (100.1%) (Cost $92,445,584)		117,581,208
Other Assets Less Liabilities (-0.1%)		(97,595)

Net Assets (100%)		$117,483,613

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $6,214,229 or 5.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $1,395,179. This was collateralized by $933,749 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 9/30/25 – 5/15/55 and by cash of $545,727 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Information Technology	$30,887,314	26.3%
Financials	27,688,451	23.6
Consumer Discretionary	14,104,858	12.0
Communication Services	11,461,587	9.7
Materials	7,173,172	6.1
Industrials	7,042,647	6.0
Consumer Staples	6,305,460	5.4
Energy	4,275,560	3.6
Health Care	3,860,638	3.3
Utilities	1,871,590	1.6
Real Estate	1,780,391	1.5
Investment Companies	1,129,540	1.0
Cash and Other	(97,595)	(0.1)

		100.0%

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	8	12/2025	USD	543,880	6,999

					6,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$6,508,972	$—	$—		$6,508,972
Chile	552,207	367,162	—		919,369
China	2,525,197	32,853,836	—		35,379,033
Colombia	1,589,008	—	—		1,589,008
Czech Republic	—	1,203,208	—		1,203,208
Egypt	—	75,602	—		75,602
Greece	—	422,885	—		422,885
Hong Kong	—	130,055	—		130,055
Hungary	—	249,330	—		249,330
India	1,516,630	12,478,829	—		13,995,459
Indonesia	—	2,059,395	—		2,059,395
Kuwait	—	573,135	—		573,135
Luxembourg	—	32,458	—		32,458
Malaysia	—	964,732	—		964,732
Mexico	2,534,809	—	—		2,534,809
Peru	180,916	—	—		180,916
Philippines	—	309,632	—		309,632
Poland	—	828,875	—		828,875
Qatar	—	594,252	—		594,252
Romania	—	49,559	—		49,559
Russia	—	—	—	(a)	—	(a)
Saudi Arabia	—	2,727,746	—		2,727,746
South Africa	—	3,722,753	—		3,722,753
South Korea	—	12,001,479	—		12,001,479
Taiwan	—	25,458,686	—		25,458,686
Thailand	—	1,949,835	—		1,949,835
Turkiye	—	367,891	—		367,891
United Arab Emirates	—	1,208,459	—		1,208,459
United Kingdom	—	343,249	—		343,249
United States	67,361	—	—		67,361
Futures	6,999	—	—		6,999
Preferred Stocks
India	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	1,129,540	—	—		1,129,540
Warrants
Malaysia	—	3,525	—		3,525

Total Assets	$16,611,639	$100,976,568	$—		$117,588,207

Total Liabilities	$—	$—	$—		$—

Total	$16,611,639	$100,976,568	$—		$117,588,207

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,432,218
Aggregate gross unrealized depreciation	(10,211,039)

Net unrealized appreciation	$24,221,179

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,367,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,491,052	$42,107,308
Verizon Communications, Inc.	879,220	38,641,719

		80,749,027

Entertainment (1.5%)
Electronic Arts, Inc.	46,958	9,471,429
Live Nation Entertainment, Inc.*	32,890	5,374,226
Netflix, Inc.*	88,609	106,235,102
Take-Two Interactive Software, Inc.*	36,159	9,342,039
TKO Group Holdings, Inc., Class A	14,387	2,905,599
Walt Disney Co. (The)	374,919	42,928,225
Warner Bros Discovery, Inc.*	516,267	10,082,695

		186,339,315

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	1,213,004	294,881,272
Alphabet, Inc., Class C	973,781	237,164,363
Match Group, Inc.	50,176	1,772,216
Meta Platforms, Inc., Class A	451,984	331,928,010

		865,745,861

Media (0.4%)
Charter Communications, Inc., Class A*	19,368	5,328,234
Comcast Corp., Class A	767,957	24,129,209
Fox Corp., Class A	43,781	2,760,830
Fox Corp., Class B	27,510	1,576,048
Interpublic Group of Cos., Inc. (The)	76,376	2,131,654
News Corp., Class A	78,499	2,410,704
News Corp., Class B	23,195	801,387
Omnicom Group, Inc.	40,397	3,293,568
Paramount Skydance Corp., Class B(x)	64,383	1,218,126
Trade Desk, Inc. (The), Class A*	92,934	4,554,695

		48,204,455

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	100,913	24,156,554

Total Communication Services		1,205,195,212

Consumer Discretionary (10.5%)
Automobile Components (0.0%)†
Aptiv plc*	45,409	3,915,164

Automobiles (2.3%)
Ford Motor Co.	815,135	9,749,015
General Motors Co.	198,534	12,104,618
Tesla, Inc.*	585,157	260,231,021

		282,084,654

Broadline Retail (3.8%)
Amazon.com, Inc.*	2,023,773	444,359,838
eBay, Inc.	95,297	8,667,262

		453,027,100

Distributors (0.1%)
Genuine Parts Co.	29,004	4,019,954
LKQ Corp.	53,653	1,638,563
Pool Corp.	6,848	2,123,359

		7,781,876

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	89,475	10,864,054
Booking Holdings, Inc.	6,758	36,488,267
Carnival Corp.*	226,395	6,545,079
Chipotle Mexican Grill, Inc.*	279,611	10,957,955
Darden Restaurants, Inc.	24,405	4,645,736
Domino’s Pizza, Inc.	6,513	2,811,727
DoorDash, Inc., Class A*	77,191	20,995,180
Expedia Group, Inc.	24,646	5,268,083
Hilton Worldwide Holdings, Inc.	49,044	12,723,975
Las Vegas Sands Corp.	64,413	3,464,775
Marriott International, Inc., Class A	46,983	12,236,253
McDonald’s Corp.	148,806	45,220,655
MGM Resorts International*	42,569	1,475,442
Norwegian Cruise Line Holdings Ltd.*	94,241	2,321,156
Royal Caribbean Cruises Ltd.	52,677	17,045,224
Starbucks Corp.	237,033	20,052,992
Wynn Resorts Ltd.	17,605	2,258,193
Yum! Brands, Inc.	57,874	8,796,848

		224,171,594

Household Durables (0.3%)
DR Horton, Inc.	57,815	9,797,908
Garmin Ltd.	34,119	8,400,780
Lennar Corp., Class A	47,461	5,981,984
Mohawk Industries, Inc.*	10,883	1,403,036
NVR, Inc.*	598	4,804,727
PulteGroup, Inc.	41,142	5,436,093

		35,824,528

Leisure Products (0.0%)†
Hasbro, Inc.	27,780	2,107,113

Specialty Retail (1.8%)
AutoZone, Inc.*	3,488	14,964,357
Best Buy Co., Inc.	40,987	3,099,437
CarMax, Inc.*	31,294	1,404,162
Home Depot, Inc. (The)	207,470	84,064,769
Lowe’s Cos., Inc.	116,867	29,369,846
O’Reilly Automotive, Inc.*	176,935	19,075,362
Ross Stores, Inc.	68,203	10,393,455
TJX Cos., Inc. (The)	232,637	33,625,352
Tractor Supply Co.	110,509	6,284,647
Ulta Beauty, Inc.*	9,372	5,124,141
Williams-Sonoma, Inc.	25,648	5,012,902

		212,418,430

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	30,934	3,135,779
Lululemon Athletica, Inc.*	22,742	4,046,484
NIKE, Inc., Class B	247,734	17,274,492
Ralph Lauren Corp.	8,069	2,530,116
Tapestry, Inc.	43,400	4,913,748

		31,900,619

Total Consumer Discretionary		1,253,231,078

Consumer Staples (4.9%)
Beverages (1.0%)
Brown-Forman Corp., Class B	36,720	994,378
Coca-Cola Co. (The)	807,689	53,565,934
Constellation Brands, Inc., Class A	29,773	4,009,530
Keurig Dr Pepper, Inc.	283,271	7,226,243
Molson Coors Beverage Co., Class B	35,321	1,598,275
Monster Beverage Corp.*	148,637	10,004,756
PepsiCo, Inc.	285,490	40,094,216

		117,493,332

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	92,477	85,599,486
Dollar General Corp.	45,891	4,742,835
Dollar Tree, Inc.*	40,472	3,819,343
Kroger Co. (The)	126,840	8,550,284
Sysco Corp.	99,571	8,198,676
Target Corp.	94,748	8,498,896
Walmart, Inc.	915,275	94,328,241

		213,737,761

Food Products (0.5%)
Archer-Daniels-Midland Co.	100,190	5,985,351
Bunge Global SA	29,203	2,372,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)(x)	41,031	$1,295,759
Conagra Brands, Inc.	99,895	1,829,077
General Mills, Inc.	111,497	5,621,679
Hershey Co. (The)	30,885	5,777,039
Hormel Foods Corp.	60,774	1,503,549
J M Smucker Co. (The)	22,247	2,416,024
Kellanova	56,066	4,598,533
Kraft Heinz Co. (The)	177,705	4,627,438
Lamb Weston Holdings, Inc.	29,059	1,687,747
McCormick & Co., Inc. (Non- Voting)	52,766	3,530,573
Mondelez International, Inc., Class A	269,823	16,855,843
Tyson Foods, Inc., Class A	59,589	3,235,683

		61,337,039

Household Products (0.9%)
Church & Dwight Co., Inc.	50,799	4,451,516
Clorox Co. (The)	25,505	3,144,766
Colgate-Palmolive Co.	168,536	13,472,768
Kimberly-Clark Corp.	69,185	8,602,463
Procter & Gamble Co. (The)	488,449	75,050,189

		104,721,702

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	48,839	4,303,693
Kenvue, Inc.	400,179	6,494,905

		10,798,598

Tobacco (0.6%)
Altria Group, Inc.	350,303	23,141,016
Philip Morris International, Inc.	324,592	52,648,823

		75,789,839

Total Consumer Staples		583,878,271

Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	205,583	10,016,004
Halliburton Co.	177,791	4,373,658
Schlumberger NV	311,113	10,692,954

		25,082,616

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.(x)	74,608	1,811,482
Chevron Corp.	401,322	62,321,293
ConocoPhillips	260,439	24,634,925
Coterra Energy, Inc.	159,135	3,763,543
Devon Energy Corp.	132,373	4,640,997
Diamondback Energy, Inc.	39,238	5,614,958
EOG Resources, Inc.	113,854	12,765,311
EQT Corp.	130,133	7,083,139
Expand Energy Corp.	49,660	5,275,878
Exxon Mobil Corp.#	889,004	100,235,201
Kinder Morgan, Inc.	407,760	11,543,686
Marathon Petroleum Corp.	63,396	12,218,945
Occidental Petroleum Corp.	149,856	7,080,696
ONEOK, Inc.	131,321	9,582,493
Phillips 66	84,271	11,462,541
Targa Resources Corp.	44,873	7,518,023
Texas Pacific Land Corp.	4,026	3,758,835
Valero Energy Corp.	64,779	11,029,273
Williams Cos., Inc. (The)	254,649	16,132,014

		318,473,233

Total Energy		343,555,849

Financials (13.4%)
Banks (3.5%)
Bank of America Corp.	1,420,988	73,308,771
Citigroup, Inc.	383,878	38,963,617
Citizens Financial Group, Inc.	89,948	4,781,636
Fifth Third Bancorp	138,022	6,148,880
Huntington Bancshares, Inc.	305,677	5,279,042
JPMorgan Chase & Co.	573,399	180,867,246
KeyCorp	194,355	3,632,495
M&T Bank Corp.	32,586	6,439,645
PNC Financial Services Group, Inc. (The)	82,120	16,500,372
Regions Financial Corp.	186,071	4,906,692
Truist Financial Corp.	268,882	12,293,285
US Bancorp	324,508	15,683,472
Wells Fargo & Co.	668,005	55,992,179

		424,797,332

Capital Markets (3.5%)
Ameriprise Financial, Inc.	19,658	9,656,992
Bank of New York Mellon Corp. (The)	147,062	16,023,876
BlackRock, Inc.	30,031	35,012,242
Blackstone, Inc.	153,704	26,260,328
Cboe Global Markets, Inc.	21,810	5,348,903
Charles Schwab Corp. (The)	355,812	33,969,372
CME Group, Inc.	75,148	20,304,238
Coinbase Global, Inc., Class A*	47,160	15,916,028
FactSet Research Systems, Inc.	7,884	2,258,687
Franklin Resources, Inc.	63,877	1,477,475
Goldman Sachs Group, Inc. (The)	63,126	50,270,390
Interactive Brokers Group, Inc., Class A	92,846	6,388,733
Intercontinental Exchange, Inc.	119,366	20,110,784
Invesco Ltd.	92,996	2,133,328
KKR & Co., Inc.	143,056	18,590,127
Moody’s Corp.	32,172	15,329,315
Morgan Stanley	252,989	40,215,131
MSCI, Inc.	16,133	9,154,026
Nasdaq, Inc.	94,525	8,360,736
Northern Trust Corp.	39,877	5,367,444
Raymond James Financial, Inc.	37,004	6,386,890
Robinhood Markets, Inc., Class A*	161,393	23,108,250
S&P Global, Inc.	65,165	31,716,457
State Street Corp.	59,158	6,862,920
T. Rowe Price Group, Inc.	45,817	4,702,657

		414,925,329

Consumer Finance (0.6%)
American Express Co.	113,186	37,595,862
Capital One Financial Corp.	133,353	28,348,181
Synchrony Financial	77,584	5,512,343

		71,456,386

Financial Services (4.0%)
Apollo Global Management, Inc.	95,954	12,787,790
Berkshire Hathaway, Inc., Class B*	382,384	192,239,732
Block, Inc., Class A*	114,601	8,282,214
Corpay, Inc.*	14,725	4,241,684
Fidelity National Information Services, Inc.	108,930	7,182,844
Fiserv, Inc.*	113,354	14,614,731
Global Payments, Inc.	50,590	4,203,017
Jack Henry & Associates, Inc.	15,184	2,261,353
Mastercard, Inc., Class A	172,138	97,913,816
PayPal Holdings, Inc.*	199,222	13,359,827
Visa, Inc., Class A	354,222	120,924,307

		478,011,315

Insurance (1.8%)
Aflac, Inc.	100,374	11,211,776
Allstate Corp. (The)	54,948	11,794,588
American International Group, Inc.	115,525	9,073,333
Aon plc, Class A	44,964	16,033,263
Arch Capital Group Ltd.	77,508	7,032,301
Arthur J Gallagher & Co.	53,459	16,558,391
Assurant, Inc.	10,522	2,279,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	61,098	$5,730,381
Chubb Ltd.	77,318	21,823,005
Cincinnati Financial Corp.	32,427	5,126,709
Erie Indemnity Co., Class A	5,297	1,685,294
Everest Group Ltd.	8,746	3,063,112
Globe Life, Inc.	16,892	2,415,049
Hartford Insurance Group, Inc. (The)	58,632	7,820,922
Loews Corp.	35,468	3,560,633
Marsh & McLennan Cos., Inc.	102,517	20,660,251
MetLife, Inc.	116,488	9,595,117
Principal Financial Group, Inc.	42,272	3,504,772
Progressive Corp. (The)	122,240	30,187,168
Prudential Financial, Inc.	73,402	7,614,723
Travelers Cos., Inc. (The)	46,947	13,108,541
W.R. Berkley Corp.	62,406	4,781,548
Willis Towers Watson plc	20,341	7,026,798

		221,686,740

Total Financials		1,610,877,102

Health Care (8.8%)
Biotechnology (1.6%)
AbbVie, Inc.	368,376	85,293,779
Amgen, Inc.	112,263	31,680,618
Biogen, Inc.*	30,573	4,282,666
Gilead Sciences, Inc.	258,742	28,720,362
Incyte Corp.*	34,205	2,900,926
Moderna, Inc.*	72,209	1,865,158
Regeneron Pharmaceuticals, Inc.	21,243	11,944,302
Vertex Pharmaceuticals, Inc.*	53,465	20,939,033

		187,626,844

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	362,933	48,611,246
Align Technology, Inc.*	14,057	1,760,217
Baxter International, Inc.	107,104	2,438,758
Becton Dickinson & Co.	59,770	11,187,151
Boston Scientific Corp.*	308,986	30,166,303
Cooper Cos., Inc. (The)*	41,604	2,852,370
Dexcom, Inc.*	81,775	5,502,640
Edwards Lifesciences Corp.*	122,426	9,521,070
GE HealthCare Technologies, Inc.	95,206	7,149,971
Hologic, Inc.*	46,380	3,130,186
IDEXX Laboratories, Inc.*	16,683	10,658,602
Insulet Corp.*	14,679	4,531,848
Intuitive Surgical, Inc.*	74,752	33,431,337
Medtronic plc	267,179	25,446,128
ResMed, Inc.	30,532	8,357,524
Solventum Corp.*	30,733	2,243,509
STERIS plc	20,538	5,081,923
Stryker Corp.	71,749	26,523,453
Zimmer Biomet Holdings, Inc.	41,308	4,068,838

		242,663,074

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	49,795	7,815,823
Cencora, Inc.	40,429	12,635,275
Centene Corp.*	97,294	3,471,450
Cigna Group (The)	55,662	16,044,571
CVS Health Corp.	264,481	19,939,223
DaVita, Inc.*	7,455	990,546
Elevance Health, Inc.	46,956	15,172,423
HCA Healthcare, Inc.	34,156	14,557,287
Henry Schein, Inc.*	21,495	1,426,623
Humana, Inc.	25,080	6,525,064
Labcorp Holdings, Inc.	17,329	4,974,463
McKesson Corp.	25,937	20,037,370
Molina Healthcare, Inc.*	11,302	2,162,751
Quest Diagnostics, Inc.	23,318	4,443,944
UnitedHealth Group, Inc.	188,858	65,212,667
Universal Health Services, Inc., Class B	11,758	2,403,806

		197,813,286

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	59,235	7,602,812
Bio-Techne Corp.	32,690	1,818,545
Charles River Laboratories International, Inc.*	10,262	1,605,592
Danaher Corp.	132,892	26,347,168
IQVIA Holdings, Inc.*	35,450	6,733,373
Mettler-Toledo International, Inc.*	4,295	5,272,585
Revvity, Inc.	24,204	2,121,481
Thermo Fisher Scientific, Inc.	78,742	38,191,445
Waters Corp.*	12,412	3,721,242
West Pharmaceutical Services, Inc.	14,995	3,933,638

		97,347,881

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	424,444	19,142,425
Eli Lilly & Co.	165,784	126,493,192
Johnson & Johnson	502,205	93,118,851
Merck & Co., Inc.	520,856	43,715,444
Pfizer, Inc.	1,185,593	30,208,910
Viatris, Inc.	243,116	2,406,848
Zoetis, Inc.	92,416	13,522,309

		328,607,979

Total Health Care		1,054,059,064

Industrials (8.2%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	16,370	11,747,767
Boeing Co. (The)*	157,680	34,032,074
GE Aerospace	221,131	66,520,627
General Dynamics Corp.	52,648	17,952,968
Howmet Aerospace, Inc.	84,063	16,495,682
Huntington Ingalls Industries, Inc.	8,183	2,355,968
L3Harris Technologies, Inc.	39,014	11,915,266
Lockheed Martin Corp.	42,842	21,387,155
Northrop Grumman Corp.	28,066	17,101,175
RTX Corp.	279,123	46,705,652
Textron, Inc.	37,161	3,139,733
TransDigm Group, Inc.	11,751	15,488,053

		264,842,120

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	24,625	3,260,350
Expeditors International of Washington, Inc.(x)	28,301	3,469,420
FedEx Corp.	45,256	10,671,817
United Parcel Service, Inc., Class B	153,485	12,820,602

		30,222,189

Building Products (0.5%)
A.O. Smith Corp.	23,826	1,749,067
Allegion plc	17,901	3,174,742
Builders FirstSource, Inc.(x)*	23,052	2,795,055
Carrier Global Corp.	166,814	9,958,796
Johnson Controls International plc	135,954	14,948,142
Lennox International, Inc.	6,665	3,528,184
Masco Corp.	43,658	3,073,087
Trane Technologies plc	46,400	19,578,944

		58,806,017

Commercial Services & Supplies (0.5%)
Cintas Corp.	71,427	14,661,106
Copart, Inc.*	185,502	8,342,025
Republic Services, Inc.	42,319	9,711,364
Rollins, Inc.	58,615	3,443,045
Veralto Corp.	51,748	5,516,855
Waste Management, Inc.	77,281	17,065,963

		58,740,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
EMCOR Group, Inc.	9,335	$6,063,456
Quanta Services, Inc.	31,072	12,876,858

		18,940,314

Electrical Equipment (0.9%)
AMETEK, Inc.	48,160	9,054,080
Eaton Corp. plc	81,180	30,381,615
Emerson Electric Co.	117,359	15,395,154
GE Vernova, Inc.	56,766	34,905,414
Generac Holdings, Inc.*	12,236	2,048,306
Hubbell, Inc., Class B	11,081	4,768,265
Rockwell Automation, Inc.	23,446	8,195,080

		104,747,914

Ground Transportation (0.9%)
CSX Corp.	388,753	13,804,619
JB Hunt Transport Services, Inc.	15,946	2,139,475
Norfolk Southern Corp.	46,784	14,054,381
Old Dominion Freight Line, Inc.	38,567	5,429,462
Uber Technologies, Inc.*	434,867	42,603,920
Union Pacific Corp.	123,665	29,230,696

		107,262,553

Industrial Conglomerates (0.4%)
3M Co.	111,068	17,235,532
Honeywell International, Inc.	132,393	27,868,727

		45,104,259

Machinery (1.5%)
Caterpillar, Inc.	97,691	46,613,261
Cummins, Inc.	28,732	12,135,535
Deere & Co.	52,522	24,016,210
Dover Corp.	28,596	4,770,671
Fortive Corp.	70,552	3,456,342
IDEX Corp.	15,699	2,555,169
Illinois Tool Works, Inc.	55,315	14,423,939
Ingersoll Rand, Inc.	75,421	6,231,283
Nordson Corp.	11,194	2,540,478
Otis Worldwide Corp.	81,842	7,482,814
PACCAR, Inc.	109,498	10,765,843
Parker-Hannifin Corp.	26,645	20,200,907
Pentair plc	34,184	3,786,220
Snap-on, Inc.	10,877	3,769,207
Stanley Black & Decker, Inc.	32,278	2,399,224
Westinghouse Air Brake Technologies Corp.	35,648	7,146,354
Xylem, Inc.	50,758	7,486,805

		179,780,262

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	135,256	7,675,778
Southwest Airlines Co.	109,516	3,494,656
United Airlines Holdings, Inc.*	67,507	6,514,425

		17,684,859

Professional Services (0.5%)
Automatic Data Processing, Inc.	84,463	24,789,891
Broadridge Financial Solutions, Inc.	24,425	5,817,302
Dayforce, Inc.*	33,300	2,294,037
Equifax, Inc.	25,815	6,622,322
Jacobs Solutions, Inc.	24,927	3,735,560
Leidos Holdings, Inc.	26,753	5,055,247
Paychex, Inc.	67,609	8,570,117
Paycom Software, Inc.	10,441	2,173,190
Verisk Analytics, Inc.	29,134	7,327,492

		66,385,158

Trading Companies & Distributors (0.3%)
Fastenal Co.	239,314	11,735,959
United Rentals, Inc.	13,417	12,808,673
W.W. Grainger, Inc.	9,176	8,744,361

		33,288,993

Total Industrials		985,804,996

Information Technology (34.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	214,914	31,315,119
Cisco Systems, Inc.	825,768	56,499,046
F5, Inc.*	11,979	3,871,493
Motorola Solutions, Inc.	34,741	15,886,712

		107,572,370

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	254,595	31,506,131
CDW Corp.	27,330	4,353,122
Corning, Inc.	162,552	13,334,141
Jabil, Inc.	22,379	4,860,047
Keysight Technologies, Inc.*	35,889	6,277,704
TE Connectivity plc	61,616	13,526,561
Teledyne Technologies, Inc.*	9,777	5,729,713
Trimble, Inc.*	49,623	4,051,718
Zebra Technologies Corp., Class A*	10,603	3,150,787

		86,789,924

IT Services (0.9%)
Accenture plc, Class A	129,882	32,028,901
Akamai Technologies, Inc.*	29,900	2,265,224
Cognizant Technology Solutions Corp., Class A	101,844	6,830,677
EPAM Systems, Inc.*	11,614	1,751,275
Gartner, Inc.*	15,793	4,151,506
GoDaddy, Inc., Class A*	28,870	3,950,282
International Business Machines Corp.	194,247	54,808,734
VeriSign, Inc.	17,530	4,900,862

		110,687,461

Semiconductors & Semiconductor Equipment (13.7%)
Advanced Micro Devices, Inc.*	338,408	54,751,030
Analog Devices, Inc.	103,481	25,425,282
Applied Materials, Inc.	167,343	34,261,806
Broadcom, Inc.	979,127	323,023,789
First Solar, Inc.*	22,364	4,931,933
Intel Corp.*	912,724	30,621,890
KLA Corp.	27,517	29,679,836
Lam Research Corp.	263,917	35,338,486
Microchip Technology, Inc.	112,538	7,227,190
Micron Technology, Inc.	233,368	39,047,134
Monolithic Power Systems, Inc.	9,987	9,194,432
NVIDIA Corp.	5,088,070	949,332,101
NXP Semiconductors NV	52,573	11,972,449
ON Semiconductor Corp.*	85,282	4,205,255
QUALCOMM, Inc.	224,902	37,414,697
Skyworks Solutions, Inc.	30,951	2,382,608
Teradyne, Inc.	33,171	4,565,657
Texas Instruments, Inc.	189,580	34,831,533

		1,638,207,108

Software (11.3%)
Adobe, Inc.*	88,457	31,203,207
AppLovin Corp., Class A*	56,452	40,563,020
Autodesk, Inc.*	44,625	14,176,024
Cadence Design Systems, Inc.*	56,822	19,959,296
Crowdstrike Holdings, Inc., Class A*	51,975	25,487,500
Datadog, Inc., Class A*	67,411	9,599,326
Fair Isaac Corp.*	5,005	7,490,133
Fortinet, Inc.*	135,819	11,419,661
Gen Digital, Inc.	116,867	3,317,854
Intuit, Inc.	58,168	39,723,509
Microsoft Corp.	1,550,019	802,832,341
Oracle Corp.	345,574	97,189,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	474,246	$86,511,955
Palo Alto Networks, Inc.*	139,283	28,360,804
PTC, Inc.*	24,980	5,071,440
Roper Technologies, Inc.	22,440	11,190,604
Salesforce, Inc.	199,352	47,246,424
ServiceNow, Inc.*	43,374	39,916,225
Synopsys, Inc.*	38,587	19,038,440
Tyler Technologies, Inc.*	9,021	4,719,426
Workday, Inc., Class A*	45,042	10,842,961

		1,355,859,382

Technology Hardware, Storage & Peripherals (7.0%)
Apple, Inc.	3,094,629	787,985,382
Dell Technologies, Inc., Class C	63,225	8,963,408
Hewlett Packard Enterprise Co.	273,633	6,720,426
HP, Inc.	195,864	5,333,377
NetApp, Inc.	41,726	4,942,862
Seagate Technology Holdings plc	44,349	10,469,025
Super Micro Computer, Inc.(x)*	104,540	5,011,648
Western Digital Corp.	72,343	8,685,501

		838,111,629

Total Information Technology		4,137,227,874

Materials (1.8%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	46,409	12,656,663
Albemarle Corp.	24,540	1,989,703
CF Industries Holdings, Inc.	33,776	3,029,707
Corteva, Inc.	141,611	9,577,152
Dow, Inc.	147,813	3,389,352
DuPont de Nemours, Inc.	87,314	6,801,761
Eastman Chemical Co.	23,946	1,509,795
Ecolab, Inc.	53,229	14,577,294
International Flavors & Fragrances, Inc.	53,443	3,288,882
Linde plc	97,781	46,445,975
LyondellBasell Industries NV, Class A	53,658	2,631,388
Mosaic Co. (The)	66,182	2,295,192
PPG Industries, Inc.	47,065	4,947,002
Sherwin-Williams Co. (The)	48,353	16,742,710

		129,882,576

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,575	7,925,771
Vulcan Materials Co.	27,551	8,475,239

		16,401,010

Containers & Packaging (0.2%)
Amcor plc	480,727	3,932,347
Avery Dennison Corp.	16,261	2,637,046
Ball Corp.	56,750	2,861,335
International Paper Co.	110,099	5,108,594
Packaging Corp. of America	18,636	4,061,343
Smurfit WestRock plc	108,877	4,634,894

		23,235,559

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	299,398	11,742,390
Newmont Corp.	229,057	19,311,796
Nucor Corp.	47,864	6,482,221
Steel Dynamics, Inc.	28,854	4,023,113

		41,559,520

Total Materials		211,078,665

Real Estate (1.9%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,460	2,705,216
Healthpeak Properties, Inc. (REIT)	145,708	2,790,308
Ventas, Inc. (REIT)	94,770	6,632,952
Welltower, Inc. (REIT)	139,469	24,845,008

		36,973,484

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	133,335	2,269,362

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	193,527	22,162,712

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	30,714	2,283,279

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	61,119	9,629,909
CoStar Group, Inc.*	88,343	7,453,499

		17,083,408

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	29,654	5,728,263
Camden Property Trust (REIT)	22,282	2,379,272
Equity Residential (REIT)	72,469	4,690,918
Essex Property Trust, Inc. (REIT)	13,430	3,594,674
Invitation Homes, Inc. (REIT)	117,603	3,449,296
Mid-America Apartment Communities, Inc. (REIT)	24,412	3,411,089
UDR, Inc. (REIT)	62,876	2,342,760

		25,596,272

Retail REITs (0.3%)
Federal Realty Investment
Trust (REIT)	16,370	1,658,444
Kimco Realty Corp. (REIT)	141,215	3,085,548
Realty Income Corp. (REIT)	190,658	11,590,100
Regency Centers Corp. (REIT)	34,073	2,483,922
Simon Property Group, Inc. (REIT)	68,081	12,776,761

		31,594,775

Specialized REITs (0.8%)
American Tower Corp. (REIT)	97,643	18,778,702
Crown Castle, Inc. (REIT)	90,807	8,761,967
Digital Realty Trust, Inc. (REIT)	66,851	11,557,201
Equinix, Inc. (REIT)	20,407	15,983,579
Extra Space Storage, Inc. (REIT)	44,261	6,238,145
Iron Mountain, Inc. (REIT)	61,588	6,278,281
Public Storage (REIT)	32,928	9,511,253
SBA Communications Corp. (REIT)	22,391	4,329,300
VICI Properties, Inc. (REIT), Class A	222,367	7,251,388
Weyerhaeuser Co. (REIT)	150,455	3,729,779

		92,419,595

Total Real Estate		230,382,887

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	53,585	3,612,165
American Electric Power Co., Inc.	111,519	12,545,888
Constellation Energy Corp.	65,145	21,437,265
Duke Energy Corp.	162,156	20,066,805
Edison International	80,248	4,436,109
Entergy Corp.	93,088	8,674,871
Evergy, Inc.	47,994	3,648,504
Eversource Energy	76,476	5,440,503
Exelon Corp.	210,610	9,479,556
FirstEnergy Corp.	108,364	4,965,239
NextEra Energy, Inc.	429,419	32,416,840
NRG Energy, Inc.	40,336	6,532,415
PG&E Corp.	458,309	6,911,300
Pinnacle West Capital Corp.	24,904	2,232,893
PPL Corp.	154,209	5,730,406
Southern Co. (The)	229,390	21,739,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	123,328	$9,946,403

		179,816,452

Gas Utilities (0.1%)
Atmos Energy Corp.	33,474	5,715,685

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	148,482	1,954,023
Vistra Corp.	66,486	13,025,937

		14,979,960

Multi-Utilities (0.6%)
Ameren Corp.	56,388	5,885,779
CenterPoint Energy, Inc.	136,140	5,282,232
CMS Energy Corp.	62,419	4,572,816
Consolidated Edison, Inc.	75,206	7,559,707
Dominion Energy, Inc.	177,964	10,886,058
DTE Energy Co.	43,288	6,122,222
NiSource, Inc.	98,186	4,251,454
Public Service Enterprise Group, Inc.	104,072	8,685,849
Sempra	136,058	12,242,499
WEC Energy Group, Inc.	67,118	7,691,052

		73,179,668

Water Utilities (0.0%)†
American Water Works Co., Inc.	40,683	5,662,667

Total Utilities		279,354,432

Total Common Stocks (99.2%) (Cost $2,620,798,370)		11,894,645,430

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	2,316,527	2,316,527

Total Short-Term Investments (0.0%)† (Cost $2,316,527)		2,316,527

Total Investments in Securities (99.2%) (Cost $2,623,114,897)		11,896,961,957
Other Assets Less Liabilities (0.8%)		96,153,569

Net Assets (100%)		$11,993,115,526

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,976,750.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $9,851,064. This was collateralized by $7,632,826 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%,maturing 10/23/25 – 2/15/53 and by cash of $2,316,527 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	289	12/2025	USD	97,374,938	813,707

					813,707

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,205,195,212	$—	$—	$1,205,195,212
Consumer Discretionary	1,253,231,078	—	—	1,253,231,078
Consumer Staples	583,878,271	—	—	583,878,271
Energy	343,555,849	—	—	343,555,849
Financials	1,610,877,102	—	—	1,610,877,102
Health Care	1,054,059,064	—	—	1,054,059,064
Industrials	985,804,996	—	—	985,804,996
Information Technology	4,137,227,874	—	—	4,137,227,874
Materials	211,078,665	—	—	211,078,665
Real Estate	230,382,887	—	—	230,382,887
Utilities	279,354,432	—	—	279,354,432
Futures	813,707	—	—	813,707
Short-Term Investments
Investment Companies	2,316,527	—	—	2,316,527

Total Assets	$11,897,775,664	$—	$—	$11,897,775,664

Total Liabilities	$—	$—	$—	$—

Total	$11,897,775,664	$—	$—	$11,897,775,664

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,430,936,180
Aggregate gross unrealized depreciation	(168,442,440)

Net unrealized appreciation	$9,262,493,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,635,281,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.2%)
Cellnex Telecom SA(m)	2,800	$96,944
Deutsche Telekom AG (Registered)	79,900	2,721,329
Zegona Communications plc*	37,700	623,644

		3,441,917

Entertainment (2.4%)
Liberty Media Corp.-Liberty Formula One, Class C*	6,900	720,705
Live Nation Entertainment, Inc.*	6,600	1,078,440
Netflix, Inc.*	12,802	15,348,574
ROBLOX Corp., Class A*	17,300	2,396,396
Spotify Technology SA*	5,800	4,048,400
Walt Disney Co. (The)	55,145	6,314,102
Warner Bros Discovery, Inc.*	163,200	3,187,296

		33,093,913

Interactive Media & Services (8.0%)
Alphabet, Inc., Class A	55,367	13,459,718
Alphabet, Inc., Class C	260,240	63,381,452
Meta Platforms, Inc., Class A	49,229	36,152,793

		112,993,963

Media (0.0%)†
EchoStar Corp., Class A(x)*	8,300	633,788

Total Communication Services		150,163,581

Consumer Discretionary (10.5%)
Automobile Components (0.1%)
Aptiv plc*	12,500	1,077,750

Automobiles (1.9%)
Tesla, Inc.*	61,360	27,288,019

Broadline Retail (4.5%)
Amazon.com, Inc.*	276,500	60,711,105
Etsy, Inc.*	8,300	551,037
Prosus NV	22,100	1,555,233

		62,817,375

Distributors (0.0%)†
LKQ Corp.	24,300	742,122

Diversified Consumer Services (0.2%)
Duolingo, Inc., Class A*	3,300	1,062,072
Service Corp. International	18,700	1,556,214

		2,618,286

Hotels, Restaurants & Leisure (1.4%)
Airbnb, Inc., Class A*	18,500	2,246,270
Booking Holdings, Inc.	368	1,986,931
Chipotle Mexican Grill, Inc.*	29,000	1,136,510
Churchill Downs, Inc.	15,200	1,474,552
Domino’s Pizza, Inc.	3,380	1,459,180
DraftKings, Inc., Class A*	40,900	1,529,660
Dutch Bros, Inc., Class A*	10,600	554,804
Marriott International, Inc., Class A	13,610	3,544,588
McDonald’s Corp.	2,600	790,114
Restaurant Brands International, Inc.	23,300	1,494,736
Starbucks Corp.	8,700	736,020
Wyndham Hotels & Resorts, Inc.(x)	13,700	1,094,630
Yum! Brands, Inc.	14,250	2,166,000

		20,213,995

Household Durables (0.2%)
PulteGroup, Inc.	18,300	2,417,979
Somnigroup International, Inc.	10,500	885,465

		3,303,444

Specialty Retail (1.7%)
Dick’s Sporting Goods, Inc.	4,800	1,066,656
Floor & Decor Holdings, Inc., Class A(x)*	13,600	1,002,320
Home Depot, Inc. (The)	11,820	4,789,346
Lowe’s Cos., Inc.	43,200	10,856,592
Ross Stores, Inc.	31,400	4,785,046
TJX Cos., Inc. (The)	5,570	805,088

		23,305,048

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	11,300	392,675
NIKE, Inc., Class B	45,250	3,155,283
On Holding AG, Class A*	6,400	271,040
PVH Corp.	19,400	1,625,138
Tapestry, Inc.	10,660	1,206,925

		6,651,061

Total Consumer Discretionary		148,017,100

Consumer Staples (4.7%)
Beverages (1.4%)
Coca-Cola Co. (The)	152,906	10,140,726
Constellation Brands, Inc., Class A	8,903	1,198,967
Diageo plc	46,800	1,117,523
Keurig Dr Pepper, Inc.	118,874	3,032,476
Monster Beverage Corp.*	16,871	1,135,587
PepsiCo, Inc.	23,203	3,258,629

		19,883,908

Consumer Staples Distribution & Retail (1.6%)
Alimentation Couche-Tard, Inc.	14,320	764,001
Costco Wholesale Corp.	10,197	9,438,649
Kroger Co. (The)	23,300	1,570,653
Target Corp.	13,450	1,206,465
Walmart, Inc.	98,863	10,188,821

		23,168,589

Food Products (0.3%)
Bunge Global SA	20,800	1,690,000
Lamb Weston Holdings, Inc.	7,241	420,557
Mondelez International, Inc., Class A	39,331	2,457,008

		4,567,565

Household Products (0.8%)
Procter & Gamble Co. (The)	68,874	10,582,490
Reynolds Consumer Products, Inc.(x)	29,600	724,312

		11,306,802

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	8,037	708,220
Kenvue, Inc.	83,826	1,360,496

		2,068,716

Tobacco (0.4%)
British American Tobacco plc (ADR)	29,200	1,549,936
Philip Morris International, Inc.	27,300	4,428,060

		5,977,996

Total Consumer Staples		66,973,576

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Athabasca Oil Corp.*	339,891	1,626,553
Cameco Corp.	6,540	548,444
Chevron Corp.	18,300	2,841,807
ConocoPhillips	39,370	3,724,008
Excelerate Energy, Inc., Class A	1,670	42,067
Expand Energy Corp.	5,942	631,278
Exxon Mobil Corp.	156,940	17,694,985
Galp Energia SGPS SA	19,900	376,154
Imperial Oil Ltd.(x)	35,019	3,175,288
Marathon Petroleum Corp.	9,950	1,917,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MEG Energy Corp.	136,106	$2,746,178
Meren Energy, Inc.(x)	218,101	288,357
Murphy Oil Corp.(x)	14,850	421,889
Shell plc (ADR)	33,954	2,428,730
South Bow Corp.(x)	17,164	485,678
Valero Energy Corp.	14,735	2,508,781

Total Energy		41,457,960

Financials (13.3%)
Banks (5.3%)
AIB Group plc	174,930	1,584,480
Banco Santander SA	281,400	2,931,772
Bancorp, Inc. (The)*	8,700	651,543
Bank of America Corp.	313,519	16,174,445
BNP Paribas SA	34,900	3,168,546
Citigroup, Inc.	78,200	7,937,300
Comerica, Inc.	35,500	2,432,460
Eurobank Ergasias Services and Holdings SA	628,624	2,422,234
First Horizon Corp.	93,000	2,102,730
HDFC Bank Ltd.	116,166	1,244,233
JPMorgan Chase & Co.	20,824	6,568,514
KeyCorp	78,907	1,474,772
M&T Bank Corp.	10,750	2,124,415
Pathward Financial, Inc.	10,363	766,966
Piraeus Financial Holdings SA	164,192	1,390,640
Synovus Financial Corp.	24,600	1,207,368
Truist Financial Corp.	15,725	718,947
UMB Financial Corp.	7,692	910,348
US Bancorp	141,970	6,861,410
Wells Fargo & Co.	150,151	12,585,657

		75,258,780

Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)	36,244	3,949,146
BlackRock, Inc.	7,304	8,515,515
Cboe Global Markets, Inc.	8,956	2,196,459
Charles Schwab Corp. (The)	78,805	7,523,513
DigitalBridge Group, Inc.	25,292	295,917
Etoro Group Ltd., Class A*	8,900	367,303
Intercontinental Exchange, Inc.	31,191	5,255,060
KKR & Co., Inc.	26,800	3,482,660
MarketAxess Holdings, Inc.	15,077	2,627,167
Northern Trust Corp.	19,400	2,611,240
State Street Corp.	21,115	2,449,551
Tradeweb Markets, Inc., Class A	5,734	636,359
Virtu Financial, Inc., Class A	39,796	1,412,758

		41,322,648

Consumer Finance (0.1%)
SLM Corp.	38,100	1,054,608

Financial Services (2.1%)
Affirm Holdings, Inc., Class A*	7,740	565,639
Apollo Global Management, Inc.	30,752	4,098,319
Berkshire Hathaway, Inc., Class A*	4	3,016,800
Block, Inc., Class A*	5,862	423,647
Fiserv, Inc.*	8,669	1,117,694
Mastercard, Inc., Class A	33,778	19,213,264
UWM Holdings Corp., Class A(x)	182,403	1,110,834

		29,546,197

Insurance (2.9%)
American Financial Group, Inc.	14,503	2,113,377
Arthur J Gallagher & Co.	13,403	4,151,445
Baldwin Insurance Group, Inc. (The), Class A(x)*	29,696	837,724
Brighthouse Financial, Inc.*	16,900	897,052
Chubb Ltd.	28,509	8,046,665
Fairfax Financial Holdings Ltd.	1,674	2,928,688
Hartford Insurance Group, Inc. (The)	36,903	4,922,491
Hiscox Ltd.	91,900	1,692,034
Marsh & McLennan Cos., Inc.	24,541	4,945,748
Travelers Cos., Inc. (The)	17,446	4,871,272
Unum Group	25,314	1,968,923
Willis Towers Watson plc	8,369	2,891,071

		40,266,490

Total Financials		187,448,723

Health Care (8.7%)
Biotechnology (2.8%)
AbbVie, Inc.	62,053	14,367,752
Alnylam Pharmaceuticals, Inc.*	11,083	5,053,848
Argenx SE (ADR)*	5,724	4,221,793
Avidity Biosciences, Inc.*	21,100	919,327
BeOne Medicines Ltd. (ADR)*	2,037	694,006
BioMarin Pharmaceutical, Inc.*	7,303	395,530
BioNTech SE (ADR)(x)*	5,068	499,806
Cogent Biosciences, Inc.*	31,900	458,084
Exact Sciences Corp.*	22,900	1,252,859
Gilead Sciences, Inc.	76,302	8,469,522
Insmed, Inc.*	5,626	810,200
Nuvalent, Inc., Class A*	8,400	726,432
Soleno Therapeutics, Inc.*	7,800	527,280
Ultragenyx Pharmaceutical, Inc.*	13,682	411,555
uniQure NV*	17,800	1,038,986

		39,846,980

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	32,758	4,387,607
Boston Scientific Corp.*	79,896	7,800,246
Edwards Lifesciences Corp.*	42,700	3,320,779
Insulet Corp.*	9,136	2,820,557
Intuitive Surgical, Inc.*	5,469	2,445,901
Masimo Corp.*	10,600	1,564,030
Penumbra, Inc.*	9,415	2,385,008
Shoulder Innovations, Inc.(x)*	18,300	229,665
Stryker Corp.	13,519	4,997,569

		29,951,362

Health Care Providers & Services (1.3%)
Cencora, Inc.	16,300	5,094,239
CVS Health Corp.	59,263	4,467,838
HealthEquity, Inc.*	6,365	603,211
Humana, Inc.	1,713	445,671
Tenet Healthcare Corp.*	16,570	3,364,373
UnitedHealth Group, Inc.	13,050	4,506,165

		18,481,497

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	8,692	2,589,434

Life Sciences Tools & Services (0.6%)
Danaher Corp.	29,461	5,840,938
IQVIA Holdings, Inc.*	10,900	2,070,346
Repligen Corp.*	7,300	975,791

		8,887,075

Pharmaceuticals (1.7%)
Elanco Animal Health, Inc.(x)*	149,000	3,000,860
Eli Lilly & Co.	16,886	12,884,018
Pfizer, Inc.	38,863	990,229
UCB SA	24,264	6,694,480

		23,569,587

Total Health Care		123,325,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (8.3%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	31,755	$6,853,682
GE Aerospace	43,173	12,987,302
Howmet Aerospace, Inc.	29,170	5,724,029
Lockheed Martin Corp.	8,605	4,295,702
Northrop Grumman Corp.	5,369	3,271,439
RTX Corp.	12,779	2,138,310
TransDigm Group, Inc.	3,230	4,257,204

		39,527,668

Building Products (0.7%)
Trane Technologies plc	23,969	10,113,959

Commercial Services & Supplies (0.4%)
Cintas Corp.	13,080	2,684,801
Republic Services, Inc.	11,350	2,604,598

		5,289,399

Construction & Engineering (0.2%)
Quanta Services, Inc.	8,860	3,671,761

Electrical Equipment (1.2%)
AMETEK, Inc.	25,977	4,883,676
Eaton Corp. plc	11,730	4,389,953
GE Vernova, Inc.	12,100	7,440,290

		16,713,919

Ground Transportation (0.8%)
CSX Corp.	56,480	2,005,605
Old Dominion Freight Line, Inc.	14,020	1,973,735
Uber Technologies, Inc.*	60,610	5,937,962
Union Pacific Corp.	6,080	1,437,130

		11,354,432

Machinery (1.7%)
Caterpillar, Inc.	5,100	2,433,465
Cummins, Inc.	10,390	4,388,424
Deere & Co.	1,870	855,076
Dover Corp.	15,630	2,607,553
Ingersoll Rand, Inc.	34,450	2,846,259
Parker-Hannifin Corp.	10,834	8,213,797
Westinghouse Air Brake Technologies Corp.	12,110	2,427,692

		23,772,266

Professional Services (0.2%)
Verisk Analytics, Inc.	9,040	2,273,650

Trading Companies & Distributors (0.3%)
Fastenal Co.	47,800	2,344,112
United Rentals, Inc.	1,560	1,489,270

		3,833,382

Total Industrials		116,550,436

Information Technology (33.9%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	65,007	9,472,170
Cisco Systems, Inc.	160,912	11,009,599
Motorola Solutions, Inc.	3,000	1,371,870

		21,853,639

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	30,589	3,785,389
Chroma ATE, Inc.	47,000	892,873
Delta Electronics, Inc.	122,000	3,418,466

		8,096,728

IT Services (0.0%)†
Accenture plc, Class A	700	172,620

Semiconductors & Semiconductor Equipment (15.0%)
Advanced Micro Devices, Inc.*	1,900	307,401
Analog Devices, Inc.	22,000	5,405,400
Astera Labs, Inc.*	600	117,480
Broadcom, Inc.	107,832	35,574,855
First Solar, Inc.*	2,430	535,888
Jentech Precision Industrial Co. Ltd.	17,000	1,344,249
Marvell Technology, Inc.	63,400	5,330,038
Micron Technology, Inc.	72,522	12,134,381
NVIDIA Corp.	670,445	125,091,628
NXP Semiconductors NV	19,837	4,517,480
SK Hynix, Inc.	29,610	7,333,648
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	5,609,128
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,300	7,903,907

		211,205,483

Software (9.4%)
BitMine Immersion Technologies, Inc.(x)*	2,400	124,632
Cadence Design Systems, Inc.*	14,700	5,163,522
Datadog, Inc., Class A*	29,400	4,186,560
Figma, Inc., Class A(x)*	2,800	145,236
HubSpot, Inc.*	700	327,460
Microsoft Corp.	215,400	111,566,430
Oracle Corp.	10,271	2,888,616
Palantir Technologies, Inc., Class A*	20,400	3,721,368
ServiceNow, Inc.*	400	368,112
Synopsys, Inc.*	9,400	4,637,866

		133,129,802

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	402,154	102,400,473
Asia Vital Components Co. Ltd.	15,000	482,807

		102,883,280

Total Information Technology		477,341,552

Materials (1.8%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	5,500	1,499,960
Balchem Corp.	2,680	402,161
Chemours Co. (The)	13,105	207,583
Corteva, Inc.	21,040	1,422,935
Ecolab, Inc.	9,863	2,701,081
Element Solutions, Inc.	15,197	382,508
Linde plc	12,017	5,708,075
LyondellBasell Industries NV, Class A	15,540	762,082
Mosaic Co. (The)	44,110	1,529,735
Nutrien Ltd.(x)	7,228	424,356
Olin Corp.	8,510	212,665
Sherwin-Williams Co. (The)	3,227	1,117,381

		16,370,522

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,358	1,486,200

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,359	315,304
International Paper Co.	25,708	1,192,851

		1,508,155

Metals & Mining (0.4%)
First Quantum Minerals Ltd.*	35,440	801,647
Freeport-McMoRan, Inc.	25,044	982,226
Newmont Corp.	22,141	1,866,708
Nucor Corp.	9,131	1,236,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Wheaton Precious Metals Corp.*	6,592	$737,249

		5,624,441

Total Materials		24,989,318

Real Estate (1.9%)
Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	6,606	229,096
Ventas, Inc. (REIT)	15,682	1,097,583
Welltower, Inc. (REIT)	18,261	3,253,015

		4,579,694

Industrial REITs (0.2%)
Americold Realty Trust, Inc. (REIT)	11,805	144,493
Prologis, Inc. (REIT)	13,192	1,510,748
Terreno Realty Corp. (REIT)	12,517	710,340

		2,365,581

Office REITs (0.1%)
COPT Defense Properties (REIT)	17,918	520,697
Kilroy Realty Corp. (REIT)(x)	15,345	648,326
Vornado Realty Trust (REIT)	12,600	510,678

		1,679,701

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	10,994	1,732,214
CoStar Group, Inc.*	7,700	649,649

		2,381,863

Residential REITs (0.2%)
Camden Property Trust (REIT)	7,548	805,976
Invitation Homes, Inc. (REIT)	40,910	1,199,890
Sun Communities, Inc. (REIT)	4,283	552,507

		2,558,373

Retail REITs (0.2%)
Curbline Properties Corp. (REIT)	20,726	462,190
Macerich Co. (The) (REIT)	42,567	774,720
NNN REIT, Inc. (REIT)	11,797	502,198
Tanger, Inc. (REIT)	17,155	580,525

		2,319,633

Specialized REITs (0.7%)
American Tower Corp. (REIT)	16,923	3,254,631
CubeSmart (REIT)	13,528	550,049
Digital Realty Trust, Inc. (REIT)	8,887	1,536,385
Equinix, Inc. (REIT)	2,676	2,095,950
Extra Space Storage, Inc. (REIT)	388	54,685
Four Corners Property Trust, Inc. (REIT)	11,206	273,426
Iron Mountain, Inc. (REIT)	12,500	1,274,250
Public Storage (REIT)	4,480	1,294,048
SBA Communications Corp. (REIT)	1,300	251,355

		10,584,779

Total Real Estate		26,469,624

Utilities (2.2%)
Electric Utilities (1.6%)
Alliant Energy Corp.	4,820	324,916
Constellation Energy Corp.	9,576	3,151,174
Duke Energy Corp.	23,290	2,882,138
Entergy Corp.	18,760	1,748,244
Evergy, Inc.	15,580	1,184,392
Exelon Corp.	42,000	1,890,420
NextEra Energy, Inc.	58,540	4,419,185
NRG Energy, Inc.	9,620	1,557,959
PG&E Corp.	75,770	1,142,612
PPL Corp.	35,040	1,302,086
Southern Co. (The)	9,120	864,302
Xcel Energy, Inc.	20,260	1,633,969

		22,101,397

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	10,470	137,785
Talen Energy Corp.*	520	221,198
Vistra Corp.	11,280	2,209,977

		2,568,960

Multi-Utilities (0.4%)
Ameren Corp.	13,600	1,419,568
CenterPoint Energy, Inc.	32,020	1,242,376
NiSource, Inc.	23,960	1,037,468
Sempra	27,460	2,470,851

		6,170,263

Total Utilities		30,840,620

Total Common Stocks (98.8%) (Cost $785,207,098)		1,393,578,425

EXCHANGE TRADED FUNDS (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	11,700	7,830,810

Total Exchange Traded Funds (0.6%) (Cost $7,636,123)		7,830,810

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,977,029	1,977,029

Total Short-Term Investments (0.1%) (Cost $1,977,029)		1,977,029

Total Investments in Securities (99.5%) (Cost $794,820,250)		1,403,386,264
Other Assets Less Liabilities (0.5%)		6,645,241

Net Assets (100%)		$1,410,031,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $96,944 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $11,182,830. This was collateralized by $9,700,968 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/9/25 – 5/15/55 and by cash of $1,977,029 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$146,721,664	$3,441,917	$—	$150,163,581
Consumer Discretionary	146,461,867	1,555,233	—	148,017,100
Consumer Staples	65,856,053	1,117,523	—	66,973,576
Energy	41,081,806	376,154	—	41,457,960
Financials	173,014,784	14,433,939	—	187,448,723
Health Care	116,631,455	6,694,480	—	123,325,935
Industrials	116,550,436	—	—	116,550,436
Information Technology	458,260,381	19,081,171	—	477,341,552
Materials	24,989,318	—	—	24,989,318
Real Estate	26,469,624	—	—	26,469,624
Utilities	30,840,620	—	—	30,840,620
Exchange Traded Funds	7,830,810	—	—	7,830,810
Short-Term Investments
Investment Companies	1,977,029	—	—	1,977,029

Total Assets	$1,356,685,847	$46,700,417	$—	$1,403,386,264

Total Liabilities	$—	$—	$—	$—

Total	$1,356,685,847	$46,700,417	$—	$1,403,386,264

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$621,787,128
Aggregate gross unrealized depreciation	(14,944,769)

Net unrealized appreciation	$606,842,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$796,543,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	9,453	$266,953
Verizon Communications, Inc.	5,535	243,263

		510,216

Entertainment (0.4%)
Electronic Arts, Inc.	306	61,720
Live Nation Entertainment, Inc.*	214	34,968
Netflix, Inc.*	560	671,395
Take-Two Interactive Software, Inc.*	235	60,715
TKO Group Holdings, Inc., Class A	91	18,378
Walt Disney Co. (The)	2,371	271,480
Warner Bros Discovery, Inc.*	3,261	63,687

		1,182,343

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A	7,673	1,865,306
Alphabet, Inc., Class C	6,160	1,500,268
Match Group, Inc.	297	10,490
Meta Platforms, Inc., Class A	2,861	2,101,061

		5,477,125

Media (0.1%)
Charter Communications, Inc., Class A(x)*	115	31,637
Comcast Corp., Class A	4,886	153,518
Fox Corp., Class A	249	15,702
Fox Corp., Class B	180	10,312
Interpublic Group of Cos., Inc. (The)	480	13,397
News Corp., Class A	513	15,754
News Corp., Class B	153	5,286
Omnicom Group, Inc.	259	21,117
Paramount Skydance Corp., Class B(x)	410	7,757
Trade Desk, Inc. (The), Class A*	608	29,798

		304,278

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	647	154,879

Total Communication Services		7,628,841

Consumer Discretionary (2.5%)
Automobile Components (0.0%)†
Aptiv plc*	301	25,952

Automobiles (0.6%)
Ford Motor Co.	5,268	63,005
General Motors Co.	1,276	77,798
Tesla, Inc.*	3,700	1,645,464

		1,786,267

Broadline Retail (0.9%)
Amazon.com, Inc.*	12,799	2,810,277
eBay, Inc.	597	54,297

		2,864,574

Distributors (0.0%)†
Genuine Parts Co.	191	26,473
LKQ Corp.	354	10,811
Pool Corp.	41	12,713

		49,997

Hotels, Restaurants & Leisure (0.4%)
Airbnb, Inc., Class A*	553	67,145
Booking Holdings, Inc.	43	232,169
Carnival Corp.*	1,448	41,862
Chipotle Mexican Grill, Inc.*	1,720	67,407
Darden Restaurants, Inc.	148	28,173
Domino’s Pizza, Inc.	38	16,405
DoorDash, Inc., Class A*	488	132,731
Expedia Group, Inc.	150	32,062
Hilton Worldwide Holdings, Inc.	310	80,426
Las Vegas Sands Corp.	376	20,225
Marriott International, Inc., Class A	295	76,830
McDonald’s Corp.	941	285,960
MGM Resorts International*	262	9,081
Norwegian Cruise Line Holdings Ltd.*	611	15,049
Royal Caribbean Cruises Ltd.	332	107,429
Starbucks Corp.	1,515	128,169
Wynn Resorts Ltd.	121	15,521
Yum! Brands, Inc.	378	57,456

		1,414,100

Household Durables (0.1%)
DR Horton, Inc.	357	60,501
Garmin Ltd.	207	50,967
Lennar Corp., Class A	287	36,173
Mohawk Industries, Inc.*	66	8,509
NVR, Inc.*	3	24,104
PulteGroup, Inc.	269	35,543

		215,797

Leisure Products (0.0%)†
Hasbro, Inc.	164	12,439

Specialty Retail (0.4%)
AutoZone, Inc.*	22	94,385
Best Buy Co., Inc.	264	19,964
CarMax, Inc.*	213	9,557
Home Depot, Inc. (The)	1,312	531,609
Lowe’s Cos., Inc.	733	184,210
O’Reilly Automotive, Inc.*	1,122	120,963
Ross Stores, Inc.	418	63,699
TJX Cos., Inc. (The)	1,471	212,619
Tractor Supply Co.	722	41,060
Ulta Beauty, Inc.*	57	31,165
Williams-Sonoma, Inc.	166	32,445

		1,341,676

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	207	20,984
Lululemon Athletica, Inc.*	139	24,732
NIKE, Inc., Class B	1,584	110,452
Ralph Lauren Corp.	53	16,619
Tapestry, Inc.	279	31,588

		204,375

Total Consumer Discretionary		7,915,177

Consumer Staples (1.1%)
Beverages (0.2%)
Brown-Forman Corp., Class B	231	6,256
Coca-Cola Co. (The)	5,103	338,431
Constellation Brands, Inc., Class A	193	25,991
Keurig Dr Pepper, Inc.	1,826	46,581
Molson Coors Beverage Co., Class B	210	9,503
Monster Beverage Corp.*	952	64,079
PepsiCo, Inc.	1,795	252,090

		742,931

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	586	542,419
Dollar General Corp.	291	30,075
Dollar Tree, Inc.*	247	23,309
Kroger Co. (The)	778	52,445
Sysco Corp.	618	50,886
Target Corp.	587	52,654
Walmart, Inc.	5,800	597,748

		1,349,536

Food Products (0.1%)
Archer-Daniels-Midland Co.	602	35,963
Bunge Global SA	191	15,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)(x)	246	$7,769
Conagra Brands, Inc.	640	11,718
General Mills, Inc.	695	35,042
Hershey Co. (The)	198	37,036
Hormel Foods Corp.	363	8,981
J M Smucker Co. (The)	142	15,421
Kellanova	354	29,035
Kraft Heinz Co. (The)	1,190	30,988
Lamb Weston Holdings, Inc.	183	10,629
McCormick & Co., Inc. (Non- Voting)	331	22,147
Mondelez International, Inc., Class A	1,730	108,073
Tyson Foods, Inc., Class A	380	20,634

		388,955

Household Products (0.2%)
Church & Dwight Co., Inc.	328	28,742
Clorox Co. (The)	166	20,468
Colgate-Palmolive Co.	1,055	84,337
Kimberly-Clark Corp.	426	52,969
Procter & Gamble Co. (The)	3,094	475,393

		661,909

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	313	27,581
Kenvue, Inc.	2,573	41,760

		69,341

Tobacco (0.2%)
Altria Group, Inc.	2,227	147,116
Philip Morris International, Inc.	2,048	332,185

		479,301

Total Consumer Staples		3,691,973

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,261	61,436
Halliburton Co.	1,190	29,274
Schlumberger NV	1,958	67,296

		158,006

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	458	11,120
Chevron Corp.	2,540	394,437
ConocoPhillips	1,663	157,303
Coterra Energy, Inc.	1,022	24,170
Devon Energy Corp.	804	28,188
Diamondback Energy, Inc.	249	35,632
EOG Resources, Inc.	726	81,399
EQT Corp.	802	43,653
Expand Energy Corp.	325	34,528
Exxon Mobil Corp.	5,620	633,655
Kinder Morgan, Inc.	2,589	73,295
Marathon Petroleum Corp.	400	77,096
Occidental Petroleum Corp.	956	45,171
ONEOK, Inc.	844	61,587
Phillips 66	527	71,682
Targa Resources Corp.	277	46,409
Texas Pacific Land Corp.(x)	25	23,341
Valero Energy Corp.	401	68,274
Williams Cos., Inc. (The)	1,637	103,704

		2,014,644

Total Energy		2,172,650

Financials (3.2%)
Banks (0.8%)
Bank of America Corp.	8,979	463,227
Citigroup, Inc.	2,420	245,630
Citizens Financial Group, Inc.	535	28,441
Fifth Third Bancorp	901	40,139
Huntington Bancshares, Inc.	1,981	34,212
JPMorgan Chase & Co.	3,625	1,143,434
KeyCorp	1,177	21,998
M&T Bank Corp.	205	40,512
PNC Financial Services Group, Inc. (The)	514	103,278
Regions Financial Corp.	1,234	32,540
Truist Financial Corp.	1,696	77,541
US Bancorp	2,084	100,720
Wells Fargo & Co.	4,221	353,804

		2,685,476

Capital Markets (0.8%)
Ameriprise Financial, Inc.	123	60,424
Bank of New York Mellon Corp. (The)	929	101,224
BlackRock, Inc.	192	223,847
Blackstone, Inc.	980	167,433
Cboe Global Markets, Inc.	143	35,071
Charles Schwab Corp. (The)	2,239	213,757
CME Group, Inc.	474	128,070
Coinbase Global, Inc., Class A*	298	100,572
FactSet Research Systems, Inc.	52	14,897
Goldman Sachs Group, Inc. (The)	399	317,744
Interactive Brokers Group, Inc., Class A	576	39,635
Intercontinental Exchange, Inc.	756	127,371
Invesco Ltd.	581	13,328
KKR & Co., Inc.	906	117,735
Moody’s Corp.	202	96,249
Morgan Stanley	1,598	254,018
MSCI, Inc.	100	56,741
Nasdaq, Inc.	596	52,716
Northern Trust Corp.	245	32,977
Raymond James Financial, Inc.	230	39,698
Robinhood Markets, Inc., Class A*	1,018	145,757
S&P Global, Inc.	414	201,498
State Street Corp.	395	45,824
T. Rowe Price Group, Inc.	297	30,484

		2,617,070

Consumer Finance (0.2%)
American Express Co.	715	237,494
Capital One Financial Corp.	837	177,930
Synchrony Financial	485	34,459

		449,883

Financial Services (1.0%)
Apollo Global Management, Inc.	600	79,962
Berkshire Hathaway, Inc., Class B*	2,420	1,216,631
Block, Inc., Class A*	729	52,685
Corpay, Inc.*	95	27,366
Fidelity National Information Services, Inc.	678	44,707
Fiserv, Inc.*	705	90,895
Global Payments, Inc.	298	24,758
Jack Henry & Associates, Inc.	98	14,595
Mastercard, Inc., Class A	1,090	620,003
PayPal Holdings, Inc.*	1,283	86,038
Visa, Inc., Class A	2,242	765,374

		3,023,014

Insurance (0.4%)
Aflac, Inc.	639	71,376
Allstate Corp. (The)	355	76,201
American International Group, Inc.	717	56,313
Aon plc, Class A	281	100,199
Arch Capital Group Ltd.	503	45,637
Arthur J Gallagher & Co.	343	106,241
Assurant, Inc.	65	14,079
Brown & Brown, Inc.	383	35,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	486	$137,174
Cincinnati Financial Corp.	220	34,782
Erie Indemnity Co., Class A	32	10,181
Everest Group Ltd.	58	20,313
Globe Life, Inc.	113	16,156
Hartford Insurance Group, Inc. (The)	363	48,421
Loews Corp.	244	24,495
Marsh & McLennan Cos., Inc.	641	129,181
MetLife, Inc.	741	61,036
Principal Financial Group, Inc.	290	24,044
Progressive Corp. (The)	771	190,398
Prudential Financial, Inc.	484	50,210
Travelers Cos., Inc. (The)	293	81,812
W.R. Berkley Corp.	407	31,184
Willis Towers Watson plc	125	43,181

		1,408,536

Total Financials		10,183,979

Health Care (2.1%)
Biotechnology (0.4%)
AbbVie, Inc.	2,329	539,257
Amgen, Inc.	703	198,387
Biogen, Inc.*	195	27,315
Gilead Sciences, Inc.	1,637	181,707
Incyte Corp.*	230	19,506
Moderna, Inc.*	449	11,598
Regeneron Pharmaceuticals, Inc.	135	75,906
Vertex Pharmaceuticals, Inc.*	337	131,983

		1,185,659

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,290	306,723
Align Technology, Inc.*	94	11,771
Baxter International, Inc.	689	15,689
Becton Dickinson & Co.	369	69,066
Boston Scientific Corp.*	1,940	189,402
Cooper Cos., Inc. (The)*	267	18,305
Dexcom, Inc.*	534	35,933
Edwards Lifesciences Corp.*	763	59,338
GE HealthCare Technologies, Inc.	613	46,036
Hologic, Inc.*	266	17,952
IDEXX Laboratories, Inc.*	106	67,722
Insulet Corp.*	94	29,021
Intuitive Surgical, Inc.*	476	212,881
Medtronic plc	1,710	162,860
ResMed, Inc.	197	53,925
Solventum Corp.*	191	13,943
STERIS plc	131	32,415
Stryker Corp.	449	165,982
Zimmer Biomet Holdings, Inc.	240	23,640

		1,532,604

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	308	48,344
Cencora, Inc.	256	80,008
Centene Corp.*	625	22,300
Cigna Group (The)	357	102,905
CVS Health Corp.	1,649	124,318
DaVita, Inc.*	54	7,175
Elevance Health, Inc.	301	97,259
HCA Healthcare, Inc.	216	92,059
Henry Schein, Inc.*	115	7,633
Humana, Inc.	161	41,887
Labcorp Holdings, Inc.	114	32,725
McKesson Corp.	164	126,697
Molina Healthcare, Inc.*	67	12,821
Quest Diagnostics, Inc.	150	28,587
UnitedHealth Group, Inc.	1,194	412,288
Universal Health Services, Inc., Class B	80	16,355

		1,253,361

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	361	46,334
Bio-Techne Corp.	201	11,182
Charles River Laboratories International, Inc.*	65	10,170
Danaher Corp.	837	165,944
IQVIA Holdings, Inc.*	228	43,306
Mettler-Toledo International, Inc.*	28	34,373
Revvity, Inc.	169	14,813
Thermo Fisher Scientific, Inc.	500	242,510
Waters Corp.*	79	23,685
West Pharmaceutical Services, Inc.	98	25,708

		618,025

Pharmaceuticals (0.6%)
Bristol-Myers Squibb Co.	2,644	119,244
Eli Lilly & Co.	1,049	800,387
Johnson & Johnson	3,180	589,636
Merck & Co., Inc.	3,273	274,703
Pfizer, Inc.	7,556	192,527
Viatris, Inc.	1,643	16,266
Zoetis, Inc.	585	85,597

		2,078,360

Total Health Care		6,668,009

Industrials (1.9%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	104	74,635
Boeing Co. (The)*	1,002	216,262
GE Aerospace	1,399	420,847
General Dynamics Corp.	331	112,871
Howmet Aerospace, Inc.	528	103,609
Huntington Ingalls Industries, Inc.	50	14,395
L3Harris Technologies, Inc.	242	73,909
Lockheed Martin Corp.	274	136,784
Northrop Grumman Corp.	177	107,850
RTX Corp.	1,764	295,170
Textron, Inc.	212	17,912
TransDigm Group, Inc.	73	96,215

		1,670,459

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	157	20,787
Expeditors International of Washington, Inc.	190	23,292
FedEx Corp.	281	66,263
United Parcel Service, Inc., Class B	980	81,859

		192,201

Building Products (0.1%)
A.O. Smith Corp.	161	11,819
Allegion plc	122	21,637
Builders FirstSource, Inc.*	132	16,005
Carrier Global Corp.	1,039	62,028
Johnson Controls International plc	854	93,897
Lennox International, Inc.	44	23,292
Masco Corp.	296	20,836
Trane Technologies plc	291	122,790

		372,304

Commercial Services & Supplies (0.1%)
Cintas Corp.	446	91,546
Copart, Inc.*	1,175	52,840
Republic Services, Inc.	261	59,894
Rollins, Inc.	376	22,086
Veralto Corp.	328	34,968
Waste Management, Inc.	483	106,661

		367,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
EMCOR Group, Inc.	59	$38,323
Quanta Services, Inc.	199	82,469

		120,792

Electrical Equipment (0.2%)
AMETEK, Inc.	309	58,092
Eaton Corp. plc	516	193,113
Emerson Electric Co.	731	95,893
GE Vernova, Inc.	362	222,594
Generac Holdings, Inc.*	79	13,225
Hubbell, Inc., Class B	72	30,982
Rockwell Automation, Inc.	152	53,128

		667,027

Ground Transportation (0.2%)
CSX Corp.	2,437	86,538
JB Hunt Transport Services, Inc.	110	14,759
Norfolk Southern Corp.	290	87,119
Old Dominion Freight Line, Inc.	228	32,098
Uber Technologies, Inc.*	2,747	269,123
Union Pacific Corp.	787	186,023

		675,660

Industrial Conglomerates (0.1%)
3M Co.	706	109,557
Honeywell International, Inc.	834	175,557

		285,114

Machinery (0.4%)
Caterpillar, Inc.	616	293,925
Cummins, Inc.	185	78,139
Deere & Co.	332	151,810
Dover Corp.	181	30,196
Fortive Corp.	457	22,389
IDEX Corp.	101	16,439
Illinois Tool Works, Inc.	345	89,962
Ingersoll Rand, Inc.	463	38,253
Nordson Corp.	73	16,567
Otis Worldwide Corp.	502	45,898
PACCAR, Inc.	704	69,217
Parker-Hannifin Corp.	167	126,611
Pentair plc	221	24,478
Snap-on, Inc.	71	24,604
Stanley Black & Decker, Inc.	207	15,386
Westinghouse Air Brake Technologies Corp.	228	45,707
Xylem, Inc.	326	48,085

		1,137,666

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	867	49,202
Southwest Airlines Co.	712	22,720
United Airlines Holdings, Inc.*	438	42,267

		114,189

Professional Services (0.1%)
Automatic Data Processing, Inc.	532	156,142
Broadridge Financial Solutions, Inc.	159	37,869
Dayforce, Inc.*	195	13,433
Equifax, Inc.	166	42,584
Jacobs Solutions, Inc.	168	25,176
Leidos Holdings, Inc.	179	33,824
Paychex, Inc.	431	54,634
Paycom Software, Inc.	62	12,905
Verisk Analytics, Inc.	180	45,272

		421,839

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,538	75,424
United Rentals, Inc.	84	80,191
W.W. Grainger, Inc.	57	54,319

		209,934

Total Industrials		6,235,180

Information Technology (8.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,355	197,437
Cisco Systems, Inc.	5,225	357,495
F5, Inc.*	80	25,855
Motorola Solutions, Inc.	218	99,689

		680,476

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,617	200,104
CDW Corp.	181	28,830
Corning, Inc.	1,035	84,901
Jabil, Inc.	148	32,141
Keysight Technologies, Inc.*	213	37,258
TE Connectivity plc	395	86,714
Teledyne Technologies, Inc.*	64	37,507
Trimble, Inc.*	328	26,781
Zebra Technologies Corp., Class A*	68	20,207

		554,443

IT Services (0.2%)
Accenture plc, Class A	818	201,719
Akamai Technologies, Inc.*	163	12,349
Cognizant Technology Solutions Corp., Class A	666	44,669
EPAM Systems, Inc.*	74	11,158
Gartner, Inc.*	104	27,338
GoDaddy, Inc., Class A*	190	25,998
International Business Machines Corp.	1,222	344,800
VeriSign, Inc.	109	30,473

		698,504

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	2,151	348,010
Analog Devices, Inc.	647	158,968
Applied Materials, Inc.	1,062	217,434
Broadcom, Inc.	6,203	2,046,432
First Solar, Inc.*	143	31,536
Intel Corp.*	5,817	195,160
KLA Corp.	175	188,755
Lam Research Corp.	1,653	221,337
Microchip Technology, Inc.	725	46,559
Micron Technology, Inc.	1,465	245,124
Monolithic Power Systems, Inc.	65	59,842
NVIDIA Corp.	32,180	6,004,144
NXP Semiconductors NV	325	74,012
ON Semiconductor Corp.*	504	24,852
QUALCOMM, Inc.	1,424	236,897
Skyworks Solutions, Inc.	215	16,551
Teradyne, Inc.	193	26,564
Texas Instruments, Inc.	1,190	218,639

		10,360,816

Software (2.7%)
Adobe, Inc.*	554	195,424
AppLovin Corp., Class A*	357	256,519
Autodesk, Inc.*	281	89,265
Cadence Design Systems, Inc.*	359	126,102
Crowdstrike Holdings, Inc., Class A*	331	162,316
Datadog, Inc., Class A*	415	59,096
Fair Isaac Corp.*	31	46,392
Fortinet, Inc.*	881	74,075
Gen Digital, Inc.	741	21,037
Intuit, Inc.	369	251,994
Microsoft Corp.	9,804	5,077,982
Oracle Corp.	2,185	614,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	2,998	$546,895
Palo Alto Networks, Inc.*	889	181,018
PTC, Inc.*	159	32,280
Roper Technologies, Inc.	139	69,318
Salesforce, Inc.	1,261	298,857
ServiceNow, Inc.*	275	253,077
Synopsys, Inc.*	242	119,400
Tyler Technologies, Inc.*	57	29,820
Workday, Inc., Class A*	278	66,923

		8,572,299

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	19,571	4,983,364
Dell Technologies, Inc., Class C	399	56,566
Hewlett Packard Enterprise Co.	1,750	42,980
HP, Inc.	1,274	34,691
NetApp, Inc.	248	29,378
Seagate Technology Holdings plc	278	65,625
Super Micro Computer, Inc.*	680	32,599
Western Digital Corp.	466	55,948

		5,301,151

Total Information Technology		26,167,689

Materials (0.4%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	298	81,271
Albemarle Corp.(x)	150	12,162
CF Industries Holdings, Inc.	213	19,106
Corteva, Inc.	921	62,287
Dow, Inc.	945	21,669
DuPont de Nemours, Inc.	562	43,780
Eastman Chemical Co.	153	9,647
Ecolab, Inc.	341	93,386
International Flavors & Fragrances, Inc.	344	21,170
Linde plc	616	292,600
LyondellBasell Industries NV, Class A	347	17,017
Mosaic Co. (The)	408	14,149
PPG Industries, Inc.	286	30,061
Sherwin-Williams Co. (The)	311	107,687

		825,992

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	77	48,532
Vulcan Materials Co.	178	54,756

		103,288

Containers & Packaging (0.0%)†
Amcor plc	3,103	25,383
Avery Dennison Corp.	109	17,676
Ball Corp.	356	17,949
International Paper Co.	698	32,387
Packaging Corp. of America	120	26,152
Smurfit WestRock plc	686	29,203

		148,750

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,929	75,656
Newmont Corp.	1,433	120,816
Nucor Corp.	295	39,952
Steel Dynamics, Inc.	172	23,982

		260,406

Total Materials		1,338,436

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	211	17,585
Healthpeak Properties, Inc. (REIT)	945	18,097
Ventas, Inc. (REIT)	596	41,714
Welltower, Inc. (REIT)	876	156,050

		233,446

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	892	15,182

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,236	141,547

Office REITs (0.0%)†
BXP, Inc. (REIT)	184	13,679

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	396	62,394
CoStar Group, Inc.*	575	48,512

		110,906

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	191	36,895
Camden Property Trust (REIT)	143	15,269
Equity Residential (REIT)	463	29,970
Essex Property Trust, Inc. (REIT)	86	23,019
Invitation Homes, Inc. (REIT)	769	22,555
Mid-America Apartment Communities, Inc. (REIT)	157	21,938
UDR, Inc. (REIT)	406	15,128

		164,774

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	95	9,624
Kimco Realty Corp. (REIT)	902	19,709
Realty Income Corp. (REIT)	1,186	72,097
Regency Centers Corp. (REIT)	220	16,038
Simon Property Group, Inc. (REIT)	432	81,073

		198,541

Specialized REITs (0.2%)
American Tower Corp. (REIT)	626	120,392
Crown Castle, Inc. (REIT)	584	56,350
Digital Realty Trust, Inc. (REIT)	411	71,054
Equinix, Inc. (REIT)	131	102,605
Extra Space Storage, Inc. (REIT)	285	40,168
Iron Mountain, Inc. (REIT)	394	40,164
Public Storage (REIT)	201	58,059
SBA Communications Corp. (REIT)	144	27,842
VICI Properties, Inc. (REIT), Class A	1,400	45,654
Weyerhaeuser Co. (REIT)	980	24,294

		586,582

Total Real Estate		1,464,657

Utilities (0.5%)
Electric Utilities (0.4%)
Alliant Energy Corp.	344	23,189
American Electric Power Co., Inc.	692	77,850
Constellation Energy Corp.	411	135,248
Duke Energy Corp.	1,023	126,596
Edison International	518	28,635
Entergy Corp.	569	53,025
Evergy, Inc.	309	23,490
Eversource Energy	504	35,855
Exelon Corp.	1,294	58,243
FirstEnergy Corp.	695	31,845
NextEra Energy, Inc.	2,699	203,748
NRG Energy, Inc.	258	41,783
PG&E Corp.	3,003	45,285
Pinnacle West Capital Corp.	153	13,718
PPL Corp.(x)	993	36,900
Southern Co. (The)	1,447	137,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	768	$61,939

		1,134,481

Gas Utilities (0.0%)†
Atmos Energy Corp.	214	36,540

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	896	11,791
Vistra Corp.	420	82,287

		94,078

Multi-Utilities (0.1%)
Ameren Corp.	337	35,176
CenterPoint Energy, Inc.	918	35,619
CMS Energy Corp.	370	27,106
Consolidated Edison, Inc.	465	46,742
Dominion Energy, Inc.	1,125	68,816
DTE Energy Co.	275	38,893
NiSource, Inc.	666	28,838
Public Service Enterprise Group, Inc.	666	55,584
Sempra	850	76,483
WEC Energy Group, Inc.	425	48,701

		461,958

Water Utilities (0.0%)†
American Water Works Co., Inc.	260	36,189

Total Utilities		1,763,246

Total Common Stocks (23.5%) (Cost $36,085,626)		75,229,837

EXCHANGE TRADED FUNDS (ETF):
Equity (33.0%)
iShares Core MSCI EAFE ETF	910,500	79,495,755
iShares Core S&P Mid-Cap ETF	195,370	12,749,847
iShares Russell 2000 ETF(x)	55,773	13,494,835

Total Exchange Traded Funds (33.0%) (Cost $72,000,028)		105,740,437

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.1%)
U.S. Treasury Notes
2.375%, 5/15/27	$2,020,700	1,980,315
0.500%, 10/31/27	5,051,200	4,738,827
1.000%, 7/31/28	10,131,900	9,421,453
2.875%, 8/15/28	15,503,300	15,186,585
1.250%, 9/30/28	13,609,800	12,696,265
1.375%, 10/31/28	11,742,000	10,975,058
3.125%, 8/31/29	9,313,000	9,124,234
3.875%, 9/30/29	9,250,800	9,315,579
0.625%, 8/15/30	23,645,000	20,388,961
1.125%, 2/15/31	10,529,300	9,202,852
1.625%, 5/15/31	16,313,500	14,529,571
1.875%, 2/15/32	19,320,500	17,141,907

Total U.S. Treasury Obligations		134,701,607

Total Long-Term Debt Securities (42.1%) (Cost $132,379,565)		134,701,607

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	15,419	15,419
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	183,726	183,800

Total Investment Companies		199,219

Total Short-Term Investments (0.1%) (Cost $199,219)		199,219

Total Investments in Securities (98.7%) (Cost $240,664,438)		315,871,100
Other Assets Less Liabilities (1.3%)		4,195,165

Net Assets (100%)		$320,066,265

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $12,112,957. This was collateralized by $12,344,559 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%,maturing 7/15/26 – 2/15/55 and by cash of $15,419 which was subsequently invested in investment companies.

Glossary:

REIT—Real Estate Investment Trust

USD—United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	9	12/2025	USD	303,244	2,691

					2,691

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,628,841	$—	$—	$7,628,841
Consumer Discretionary	7,915,177	—	—	7,915,177
Consumer Staples	3,691,973	—	—	3,691,973
Energy	2,172,650	—	—	2,172,650
Financials	10,183,979	—	—	10,183,979
Health Care	6,668,009	—	—	6,668,009
Industrials	6,235,180	—	—	6,235,180
Information Technology	26,167,689	—	—	26,167,689
Materials	1,338,436	—	—	1,338,436
Real Estate	1,464,657	—	—	1,464,657
Utilities	1,763,246	—	—	1,763,246
Exchange Traded Funds	105,740,437	—	—	105,740,437
Futures	2,691	—	—	2,691
Short-Term Investments
Investment Companies	199,219	—	—	199,219
U.S. Treasury Obligations	—	134,701,607	—	134,701,607

Total Assets	$181,172,184	$134,701,607	$—	$315,873,791

Total Liabilities	$—	$—	$—	$—

Total	$181,172,184	$134,701,607	$—	$315,873,791

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,871,019
Aggregate gross unrealized depreciation	(2,728,885)

Net unrealized appreciation	$75,142,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$240,731,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	23,009	$6,992,205

Household Durables (0.7%)
DR Horton, Inc.	14,461	2,450,706

Specialty Retail (3.7%)
Lowe’s Cos., Inc.	25,310	6,360,656
Ross Stores, Inc.	33,853	5,158,859
Tractor Supply Co.	33,042	1,879,098

		13,398,613

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	22,769	1,587,683

Total Consumer Discretionary		24,429,207

Consumer Staples (7.8%)
Beverages (1.2%)
PepsiCo, Inc.	30,756	4,319,373

Consumer Staples Distribution & Retail (3.7%)
Casey’s General Stores, Inc.	6,326	3,576,214
Walmart, Inc.	94,775	9,767,512

		13,343,726

Food Products (0.7%)
McCormick & Co., Inc. (Non- Voting)	34,263	2,292,537

Household Products (2.2%)
Colgate-Palmolive Co.	28,096	2,245,994
Procter & Gamble Co. (The)	37,351	5,738,981

		7,984,975

Total Consumer Staples		27,940,611

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Chevron Corp.	27,932	4,337,560
EOG Resources, Inc.	18,469	2,070,744
Exxon Mobil Corp.	26,913	3,034,441

Total Energy		9,442,745

Financials (15.2%)
Banks (3.1%)
JPMorgan Chase & Co.	35,667	11,250,442

Capital Markets (7.4%)
Ares Management Corp., Class A	26,191	4,187,679
Charles Schwab Corp. (The)	70,833	6,762,426
Morgan Stanley	51,330	8,159,417
Nasdaq, Inc.	82,344	7,283,327

		26,392,849

Financial Services (3.2%)
Visa, Inc., Class A	33,274	11,359,078

Insurance (1.5%)
Erie Indemnity Co., Class A	7,592	2,415,471
Marsh & McLennan Cos., Inc.	15,367	3,096,911

		5,512,382

Total Financials		54,514,751

Health Care (13.5%)
Biotechnology (1.7%)
AbbVie, Inc.	26,442	6,122,380

Health Care Equipment & Supplies (6.6%)
Abbott Laboratories	56,936	7,626,008
Becton Dickinson & Co.	18,047	3,377,857
STERIS plc	13,543	3,351,080
Stryker Corp.	24,924	9,213,655

		23,568,600

Life Sciences Tools & Services (1.7%)
Danaher Corp.	15,762	3,124,974
West Pharmaceutical Services, Inc.	10,787	2,829,754

		5,954,728

Pharmaceuticals (3.5%)
Eli Lilly & Co.	7,739	5,904,857
Johnson & Johnson	35,702	6,619,865

		12,524,722

Total Health Care		48,170,430

Industrials (14.4%)
Aerospace & Defense (4.0%)
General Dynamics Corp.	18,170	6,195,970
RTX Corp.	49,432	8,271,456

		14,467,426

Building Products (2.9%)
Carlisle Cos., Inc.	11,634	3,827,121
Johnson Controls International plc	58,712	6,455,384

		10,282,505

Commercial Services & Supplies (1.5%)
Cintas Corp.	25,914	5,319,108

Electrical Equipment (1.9%)
nVent Electric plc	67,684	6,676,350

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	26,450	5,567,725

Machinery (1.2%)
Parker-Hannifin Corp.	5,631	4,269,143

Trading Companies & Distributors (1.3%)
W.W. Grainger, Inc.	5,025	4,788,624

Total Industrials		51,370,881

Information Technology (31.2%)
IT Services (1.7%)
Accenture plc, Class A	25,116	6,193,606

Semiconductors & Semiconductor Equipment (10.6%)
Analog Devices, Inc.	28,252	6,941,516
Applied Materials, Inc.	16,933	3,466,862
Broadcom, Inc.	57,628	19,012,054
Texas Instruments, Inc.	46,762	8,591,582

		38,012,014

Software (15.3%)
Microsoft Corp.	64,895	33,612,365
Oracle Corp.	46,874	13,182,844
Roper Technologies, Inc.	15,850	7,904,236

		54,699,445

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	49,655	12,643,653

Total Information Technology		111,548,718

Materials (6.0%)
Chemicals (6.0%)
Air Products and Chemicals, Inc.	14,324	3,906,441
Ecolab, Inc.	16,702	4,574,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Linde plc	21,519	$10,221,525
Sherwin-Williams Co. (The)	8,065	2,792,587

Total Materials		21,494,563

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	46,143	3,483,335

Total Utilities		3,483,335

Total Common Stocks (98.5%) (Cost $202,028,190)		352,395,241

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	1,437,257	1,437,832

Total Short-Term Investments (0.4%) (Cost $1,437,793)		1,437,832

Total Investments in Securities (98.9%) (Cost $203,465,983)		353,833,073
Other Assets Less Liabilities (1.1%)		4,063,939

Net Assets (100%)		$357,897,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,429,207	$—	$—	$24,429,207
Consumer Staples	27,940,611	—	—	27,940,611
Energy	9,442,745	—	—	9,442,745
Financials	54,514,751	—	—	54,514,751
Health Care	48,170,430	—	—	48,170,430
Industrials	51,370,881	—	—	51,370,881
Information Technology	111,548,718	—	—	111,548,718
Materials	21,494,563	—	—	21,494,563
Utilities	3,483,335	—	—	3,483,335
Short-Term Investments
Investment Companies	1,437,832	—	—	1,437,832

Total Assets	$353,833,073	$—	$—	$353,833,073

Total Liabilities	$—	$—	$—	$—

Total	$353,833,073	$—	$—	$353,833,073

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,869,535
Aggregate gross unrealized depreciation	(2,512,959)

Net unrealized appreciation	$150,356,576

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,476,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$8,910
ATN International, Inc.	332	4,970
Bandwidth, Inc., Class A*	960	16,003
Cogent Communications Holdings, Inc.	1,597	61,245
Globalstar, Inc.(x)*	1,823	66,339
IDT Corp., Class B	570	29,817
Liberty Latin America Ltd., Class A*	663	5,496
Liberty Latin America Ltd., Class C*	4,599	38,816
Lumen Technologies, Inc.*	33,379	204,280
Shenandoah Telecommunications Co.	1,694	22,733
Uniti Group, Inc.(x)	5,308	32,485

		491,094

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)*	14,545	42,181
Atlanta Braves Holdings, Inc., Class A*	206	9,367
Atlanta Braves Holdings, Inc., Class C*	1,534	63,799
Cinemark Holdings, Inc.	3,615	101,292
CuriosityStream, Inc.	1,093	5,793
Eventbrite, Inc., Class A*	3,272	8,245
Gaia, Inc., Class A*	957	5,665
Golden Matrix Group, Inc.(x)*	1,009	1,140
IMAX Corp.*	1,599	52,367
Lionsgate Studios Corp.*	6,682	46,106
Madison Square Garden Entertainment Corp., Class A*	1,427	64,558
Marcus Corp. (The)	697	10,811
Playstudios, Inc.*	3,467	3,337
Playtika Holding Corp.	1,997	7,768
Reservoir Media, Inc.*	816	6,642
Sphere Entertainment Co.(x)*	955	59,325
Starz Entertainment Corp.	487	7,174
Vivid Seats, Inc., Class A*	148	2,460

		498,030

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	1,534	24,943
Arena Group Holdings, Inc. (The)*	758	4,146
Bumble, Inc., Class A*	2,807	17,095
Cargurus, Inc., Class A*	2,947	109,717
Cars.com, Inc.*	2,045	24,990
EverQuote, Inc., Class A*	959	21,932
fuboTV, Inc.(x)*	11,903	49,397
Getty Images Holdings, Inc.(x)*	4,250	8,415
Grindr, Inc.*	1,206	18,114
MediaAlpha, Inc., Class A*	1,235	14,054
Nextdoor Holdings, Inc.*	7,332	15,324
QuinStreet, Inc.*	1,908	29,517
Rumble, Inc.(x)*	3,527	25,536
Shutterstock, Inc.	936	19,516
Teads Holding Co.*	1,596	2,633
Travelzoo*	356	3,500
TripAdvisor, Inc.*	4,178	67,934
TrueCar, Inc.*	3,824	7,036
Vimeo, Inc.*	5,513	42,726
Webtoon Entertainment, Inc.(x)*	617	11,976
Yelp, Inc., Class A*	2,006	62,587
Ziff Davis, Inc.*	1,510	57,531
ZipRecruiter, Inc., Class A*	2,224	9,385

		648,004

Media (0.4%)
Advantage Solutions, Inc.*	4,429	6,776
Altice USA, Inc., Class A*	9,381	22,608
AMC Networks, Inc., Class A*	1,313	10,819
Boston Omaha Corp., Class A(x)*	657	8,594
Cable One, Inc.	171	30,276
EchoStar Corp., Class A(x)*	4,766	363,932
Emerald Holding, Inc.	687	3,497
Entravision Communications Corp., Class A	2,600	6,058
EW Scripps Co. (The), Class A*	2,577	6,339
Gambling.com Group Ltd.*	684	5,595
Gannett Co., Inc.*	5,210	21,517
Gray Media, Inc.	3,418	19,756
Ibotta, Inc., Class A*	463	12,895
iHeartMedia, Inc., Class A*	4,455	12,786
Integral Ad Science Holding Corp.*	2,865	29,137
John Wiley & Sons, Inc., Class A	1,435	58,074
Magnite, Inc.*	4,848	105,589
National CineMedia, Inc.	2,760	12,448
Newsmax, Inc., Class B*	356	4,414
Nexxen International Ltd.*	1,334	12,340
PubMatic, Inc., Class A*	1,391	11,518
Scholastic Corp.	762	20,864
Sinclair, Inc.	1,482	22,378
Stagwell, Inc., Class A(x)*	4,253	23,944
TechTarget, Inc.*	1,069	6,211
TEGNA, Inc.	5,683	115,535
Thryv Holdings, Inc.*	1,291	15,569
WideOpenWest, Inc.*	1,574	8,122

		977,591

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,873	24,679
Spok Holdings, Inc.	601	10,367
Telephone and Data Systems, Inc.	3,466	136,006

		171,052

Total Communication Services		2,785,771

Consumer Discretionary (10.4%)
Automobile Components (0.5%)
Adient plc*	2,942	70,843
American Axle & Manufacturing Holdings, Inc.*	4,074	24,485
Cooper-Standard Holdings, Inc.*	597	22,047
Dana, Inc.	4,766	95,511
Dorman Products, Inc.*	970	151,204
Fox Factory Holding Corp.*	1,564	37,990
Garrett Motion, Inc.	4,567	62,202
Gentherm, Inc.*	1,042	35,490
Goodyear Tire & Rubber Co. (The)*	9,448	70,671
Holley, Inc.*	2,154	6,764
LCI Industries	846	78,805
Luminar Technologies, Inc., Class A(x)*	955	1,824
Modine Manufacturing Co.*	1,844	262,143
Motorcar Parts of America, Inc.*	328	5,425
Patrick Industries, Inc.(x)	1,142	118,117
Phinia, Inc.	1,318	75,759
Solid Power, Inc.*	4,906	17,024
Standard Motor Products, Inc.	801	32,697
Strattec Security Corp.*	139	9,460
Visteon Corp.	948	113,627
XPEL, Inc.(m)*	848	28,043

		1,320,131

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	3,214	4,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Livewire Group, Inc.(x)*	1,343	$6,379
Winnebago Industries, Inc.	953	31,869

		42,426

Broadline Retail (0.0%)†
Groupon, Inc.(x)*	833	19,450
Kohl’s Corp.	3,907	60,051
Savers Value Village, Inc.*	1,272	16,854

		96,355

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	651	16,841
GigaCloud Technology, Inc., Class A*	914	25,958
Weyco Group, Inc.	214	6,439

		49,238

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	1,244	192,136
American Public Education, Inc.*	558	22,024
Carriage Services, Inc., Class A	455	20,266
Coursera, Inc.*	4,953	58,000
European Wax Center, Inc., Class A*	1,381	5,510
Frontdoor, Inc.*	2,591	174,348
Graham Holdings Co., Class B	114	134,213
KinderCare Learning Cos., Inc.*	992	6,587
Laureate Education, Inc.*	4,584	144,579
Lincoln Educational Services Corp.*	1,116	26,226
Matthews International Corp., Class A	1,018	24,717
McGraw Hill, Inc.*	613	7,693
Mister Car Wash, Inc.*	3,325	17,722
Nerdy, Inc.(x)*	2,323	2,927
OneSpaWorld Holdings Ltd.	3,439	72,701
Perdoceo Education Corp.	2,192	82,551
Strategic Education, Inc.	783	67,346
Stride, Inc.*	1,503	223,857
Udemy, Inc.*	3,505	24,570
Universal Technical Institute, Inc.*	1,700	55,335

		1,363,308

Hotels, Restaurants & Leisure (2.4%)
Accel Entertainment, Inc., Class A*	2,028	22,450
Bally’s Corp.*	456	5,062
Biglari Holdings, Inc., Class B*	32	10,357
BJ’s Restaurants, Inc.*	767	23,417
Bloomin’ Brands, Inc.	2,833	20,313
Boyd Gaming Corp.	19,439	1,680,502
Brightstar Lottery plc(x)	3,759	64,843
Brinker International, Inc.*	1,556	197,114
Cheesecake Factory, Inc. (The)(x)	1,582	86,440
Cracker Barrel Old Country Store, Inc.(x)	18,875	831,632
Dave & Buster’s Entertainment, Inc.(x)*	978	17,760
Denny’s Corp.*	1,963	10,266
Dine Brands Global, Inc.	579	14,313
El Pollo Loco Holdings, Inc.*	919	8,914
First Watch Restaurant Group, Inc.*	1,363	21,317
Genius Sports Ltd.*	7,528	93,197
Global Business Travel Group I*	3,330	26,906
Golden Entertainment, Inc.	658	15,516
Hilton Grand Vacations, Inc.*	29,807	1,246,231
Inspired Entertainment, Inc.*	947	8,883
Jack in the Box, Inc.(x)	695	13,740
Krispy Kreme, Inc.	3,312	12,817
Kura Sushi USA, Inc., Class A*	238	14,140
Life Time Group Holdings, Inc.*	4,728	130,493
Lindblad Expeditions Holdings, Inc.*	1,444	18,483
Marriott Vacations Worldwide Corp.	915	60,902
Monarch Casino & Resort, Inc.	452	47,840
Nathan’s Famous, Inc.	92	10,188
Papa John’s International, Inc.	1,142	54,987
Portillo’s, Inc., Class A(x)*	2,083	13,435
Potbelly Corp.*	769	13,104
Pursuit Attractions and Hospitality, Inc.*	810	29,306
RCI Hospitality Holdings, Inc.	251	7,658
Red Rock Resorts, Inc., Class A	1,702	103,924
Rush Street Interactive, Inc.*	3,186	65,249
Sabre Corp.(x)*	12,775	23,378
Serve Robotics, Inc.(x)*	1,679	19,527
Shake Shack, Inc., Class A*	1,352	126,561
Six Flags Entertainment Corp.*	3,462	78,657
Super Group SGHC Ltd.	5,727	75,596
Sweetgreen, Inc., Class A(x)*	3,690	29,446
Target Hospitality Corp.*	1,297	10,999
United Parks & Resorts, Inc.(x)*	975	50,407
Wyndham Hotels & Resorts, Inc.	7,109	568,009
Xponential Fitness, Inc., Class A*	944	7,354

		5,991,633

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	314	4,911
Beazer Homes USA, Inc.*	1,005	24,673
Cavco Industries, Inc.*	270	156,797
Century Communities, Inc.	4,684	296,825
Champion Homes, Inc.*	2,023	154,496
Cricut, Inc., Class A	1,863	11,718
Dream Finders Homes, Inc., Class A(x)*	1,007	26,101
Ethan Allen Interiors, Inc.	861	25,365
Flexsteel Industries, Inc.	181	8,389
Green Brick Partners, Inc.*	1,080	79,769
Hamilton Beach Brands Holding Co., Class A	321	4,613
Helen of Troy Ltd.*	816	20,563
Hovnanian Enterprises, Inc., Class A*	158	20,301
Installed Building Products, Inc.	819	202,015
KB Home	2,343	149,109
La-Z-Boy, Inc.	29,630	1,016,902
Legacy Housing Corp.*	385	10,591
Leggett & Platt, Inc.	4,770	42,358
LGI Homes, Inc.*	656	33,922
Lovesac Co. (The)(x)*	553	9,362
M/I Homes, Inc.*	4,357	629,325
Meritage Homes Corp.	7,489	542,428
Sonos, Inc.*	4,221	66,692
Taylor Morrison Home Corp., Class A*	10,912	720,301
Traeger, Inc.*	1,512	1,845
Tri Pointe Homes, Inc.*	3,002	101,978

		4,361,349

Leisure Products (1.9%)
Acushnet Holdings Corp.	908	71,269
American Outdoor Brands, Inc.*	412	3,576
BRP, Inc.	8,528	518,531
Brunswick Corp.	19,639	1,241,970
Escalade, Inc.	438	5,506
Funko, Inc., Class A*	1,271	4,372
JAKKS Pacific, Inc.	318	5,956
Johnson Outdoors, Inc., Class A	80	3,231
Latham Group, Inc.*	1,677	12,762
Malibu Boats, Inc., Class A*	654	21,222
Marine Products Corp.	412	3,655
MasterCraft Boat Holdings, Inc.*	524	11,245
Mattel, Inc.*	141,122	2,375,083
Outdoor Holding Co.*	2,920	4,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A*	13,535	$121,815
Polaris, Inc.	1,842	107,076
Smith & Wesson Brands, Inc.	1,482	14,568
Sturm Ruger & Co., Inc.	581	25,256
Topgolf Callaway Brands Corp.*	4,382	41,629

		4,593,044

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A*	1,641	140,388
Academy Sports & Outdoors, Inc.	2,379	118,998
Advance Auto Parts, Inc.(x)	2,092	128,449
American Eagle Outfitters, Inc.(x)	5,838	99,888
America’s Car-Mart, Inc.*	253	7,390
Arhaus, Inc., Class A*	1,977	21,016
Arko Corp.	2,238	10,228
Asbury Automotive Group, Inc.*	682	166,715
BARK, Inc.*	5,208	4,327
Barnes & Noble Education, Inc.*	522	5,194
Bath & Body Works, Inc.	5,032	129,624
Bed Bath & Beyond, Inc.(x)*	1,836	17,974
Boot Barn Holdings, Inc.*	1,073	177,818
Buckle, Inc. (The)	1,091	63,998
Build-A-Bear Workshop, Inc.(x)	457	29,801
Caleres, Inc.	1,151	15,009
Camping World Holdings, Inc., Class A	2,189	34,564
Citi Trends, Inc.*	112	3,475
Designer Brands, Inc., Class A(x)	571	2,021
Envela Corp.*	662	5,170
EVgo, Inc., Class A*	4,366	20,651
Gap, Inc. (The)	119,110	2,547,763
Genesco, Inc.*	291	8,436
Group 1 Automotive, Inc.	1,895	829,081
Haverty Furniture Cos., Inc.	558	12,237
J Jill, Inc.	200	3,430
Lands’ End, Inc.*	366	5,161
MarineMax, Inc.(x)*	764	19,352
Monro, Inc.	917	16,478
National Vision Holdings, Inc.*	2,826	82,491
ODP Corp. (The)*	1,030	28,686
OneWater Marine, Inc., Class A*	475	7,524
Petco Health & Wellness Co., Inc., Class A(x)*	2,284	8,839
RealReal, Inc. (The)(x)*	3,235	34,388
Revolve Group, Inc., Class A*	1,368	29,138
Sally Beauty Holdings, Inc.*	3,624	58,999
Shoe Carnival, Inc.	689	14,324
Signet Jewelers Ltd.	1,398	134,096
Sleep Number Corp.(x)*	878	6,164
Sonic Automotive, Inc., Class A	537	40,860
Stitch Fix, Inc., Class A*	3,918	17,043
ThredUp, Inc., Class A*	3,255	30,760
Tile Shop Holdings, Inc.*	1,175	7,109
Torrid Holdings, Inc.(x)*	861	1,507
Upbound Group, Inc.	1,826	43,148
Urban Outfitters, Inc.*	2,142	153,003
Victoria’s Secret & Co.*	2,468	66,982
Warby Parker, Inc., Class A*	3,544	97,744
Winmark Corp.	107	53,261
Zumiez, Inc.*	403	7,903

		5,568,605

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	4,168	83,027
Carter’s, Inc.(x)	1,268	35,783
Crocs, Inc.*	8,122	678,593
Dr Martens plc	878,826	1,174,250
Ermenegildo Zegna NV(x)	2,153	20,346
Figs, Inc., Class A*	3,157	21,120
G-III Apparel Group Ltd.*	1,418	37,733
Hanesbrands, Inc.*	12,710	83,759
Kontoor Brands, Inc.	1,949	155,472
Lakeland Industries, Inc.(x)	325	4,810
Movado Group, Inc.	625	11,856
Oxford Industries, Inc.	545	22,094
Rocky Brands, Inc.	317	9,443
Steven Madden Ltd.	2,566	85,910
Superior Group of Cos., Inc.	551	5,907
Wolverine World Wide, Inc.	2,890	79,302

		2,509,405

Total Consumer Discretionary		25,895,494

Consumer Staples (0.8%)
Beverages (0.1%)
MGP Ingredients, Inc.	487	11,780
National Beverage Corp.*	854	31,530
Vita Coco Co., Inc. (The)*	1,548	65,743
Zevia PBC, Class A*	1,330	3,618

		112,671

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,172	46,657
Chefs’ Warehouse, Inc. (The)*	1,294	75,479
Grocery Outlet Holding Corp.*	3,423	54,939
Guardian Pharmacy Services, Inc., Class A*	659	17,286
HF Foods Group, Inc.*	1,470	4,057
Ingles Markets, Inc., Class A	512	35,615
Natural Grocers by Vitamin Cottage, Inc.	472	18,880
PriceSmart, Inc.	892	108,101
United Natural Foods, Inc.*	2,137	80,394
Village Super Market, Inc., Class A	307	11,469
Weis Markets, Inc.	611	43,913

		496,790

Food Products (0.3%)
Alico, Inc.	176	6,100
B&G Foods, Inc.(x)	2,819	12,488
Beyond Meat, Inc.(x)*	2,427	4,587
BRC, Inc., Class A(x)*	2,395	3,736
Calavo Growers, Inc.	652	16,782
Cal-Maine Foods, Inc.	1,620	152,442
Dole plc	2,453	32,968
Forafric Global plc(x)*	233	2,025
Fresh Del Monte Produce, Inc.	1,115	38,713
Hain Celestial Group, Inc. (The)*	3,458	5,464
J & J Snack Foods Corp.	551	52,946
John B Sanfilippo & Son, Inc.	268	17,227
Lifeway Foods, Inc.*	184	5,108
Limoneira Co.	685	10,172
Mama’s Creations, Inc.*	1,410	14,819
Marzetti Co. (The)	714	123,372
Mission Produce, Inc.*	1,683	20,230
Seneca Foods Corp., Class A*	162	17,486
Simply Good Foods Co. (The)*	3,207	79,598
SunOpta, Inc.*	2,959	17,340
Tootsie Roll Industries, Inc.	652	27,332
TreeHouse Foods, Inc.*	1,858	37,550
Utz Brands, Inc.	2,613	31,748
Vital Farms, Inc.*	1,171	48,187
Westrock Coffee Co.(x)*	1,249	6,070

		784,490

Household Products (0.1%)
Central Garden & Pet Co.*	285	9,305
Central Garden & Pet Co., Class A*	1,775	52,416
Energizer Holdings, Inc.	2,371	59,014
Oil-Dri Corp. of America	377	23,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	729	$38,294
WD-40 Co.	466	92,082

		274,123

Personal Care Products (0.1%)
Beauty Health Co. (The)(x)*	3,549	7,063
Edgewell Personal Care Co.	1,686	34,327
FitLife Brands, Inc.*	85	1,691
Herbalife Ltd.(x)*	3,337	28,164
Honest Co., Inc. (The)*	3,817	14,047
Interparfums, Inc.	665	65,423
Lifevantage Corp.	373	3,629
Medifast, Inc.(x)*	434	5,933
Nature’s Sunshine Products, Inc.*	593	9,203
Nu Skin Enterprises, Inc., Class A	1,492	18,187
Olaplex Holdings, Inc.*	5,874	7,695
USANA Health Sciences, Inc.*	319	8,788
Waldencast plc, Class A*	765	1,515

		205,665

Tobacco (0.0%)†
Ispire Technology, Inc.*	757	1,938
Turning Point Brands, Inc.	579	57,240
Universal Corp.	876	48,942

		108,120

Total Consumer Staples		1,981,859

Energy (3.7%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	5,764	151,651
Aris Water Solutions, Inc., Class A	1,038	25,597
Atlas Energy Solutions, Inc.(x)	2,639	30,005
Borr Drilling Ltd.(x)	8,590	23,107
Bristow Group, Inc., Class A*	926	33,410
Cactus, Inc., Class A	2,411	95,162
Core Laboratories, Inc.	1,616	19,974
DMC Global, Inc.*	848	7,166
Energy Services of America Corp.	481	4,978
Expro Group Holdings NV*	3,581	42,542
Flowco Holdings, Inc., Class A	699	10,380
Forum Energy Technologies, Inc.*	432	11,539
Helix Energy Solutions Group, Inc.*	4,304	28,234
Helmerich & Payne, Inc.	3,328	73,516
Hunting plc	205,515	935,604
Innovex International, Inc.*	1,325	24,566
Kodiak Gas Services, Inc.(x)	2,316	85,623
Liberty Energy, Inc., Class A	122,208	1,508,047
Mammoth Energy Services, Inc.*	1,025	2,347
Nabors Industries Ltd.*	498	20,353
National Energy Services Reunited Corp.*	2,119	21,741
Natural Gas Services Group, Inc.	445	12,456
Noble Corp. plc	4,515	127,684
Oceaneering International, Inc.*	3,400	84,252
Oil States International, Inc.*	2,450	14,847
Patterson-UTI Energy, Inc.	12,784	66,221
ProFrac Holding Corp., Class A*	468	1,732
ProPetro Holding Corp.*	2,605	13,650
Ranger Energy Services, Inc., Class A	516	7,245
RPC, Inc.	3,248	15,460
SEACOR Marine Holdings, Inc.*	1,060	6,879
Seadrill Ltd.*	2,116	63,924
Select Water Solutions, Inc., Class A	98,341	1,051,265
Solaris Energy Infrastructure, Inc., Class A	1,319	52,720
TechnipFMC plc	3,700	145,965
TETRA Technologies, Inc.*	4,274	24,576
Tidewater, Inc.*	1,719	91,674
Transocean Ltd.(x)*	29,514	92,084
Valaris Ltd.*	2,257	110,074

		5,138,250

Oil, Gas & Consumable Fuels (1.6%)
Ardmore Shipping Corp.	1,082	12,843
Berry Corp.	3,109	11,752
BKV Corp.*	535	12,375
California Resources Corp.	2,357	125,345
Calumet, Inc.(x)*	2,474	45,150
Centrus Energy Corp., Class A(x)*	555	172,089
Clean Energy Fuels Corp.*	6,679	17,232
CNX Resources Corp.(x)*	4,817	154,722
Comstock Resources, Inc.(x)*	2,677	53,085
Core Natural Resources, Inc.	1,836	153,269
Crescent Energy Co., Class A	6,476	57,766
CVR Energy, Inc.*	1,134	41,368
Delek US Holdings, Inc.	2,184	70,478
DHT Holdings, Inc.	4,540	54,253
Diversified Energy Co. plc(m)	1,797	25,176
Dorian LPG Ltd.	1,294	38,561
Empire Petroleum Corp.(x)*	421	1,903
Encore Energy Corp.(x)*	6,232	20,005
Energy Fuels, Inc.(x)*	7,561	116,061
Epsilon Energy Ltd.	584	2,943
Evolution Petroleum Corp.(x)	1,387	6,685
Excelerate Energy, Inc., Class A	825	20,782
FLEX LNG Ltd.	1,117	28,148
FutureFuel Corp.	1,238	4,803
Gevo, Inc.(x)*	8,037	15,752
Golar LNG Ltd.	3,494	141,192
Granite Ridge Resources, Inc.	2,103	11,377
Green Plains, Inc.*	2,354	20,692
Gulfport Energy Corp.*	548	99,177
HighPeak Energy, Inc.(x)	468	3,309
Infinity Natural Resources, Inc., Class A*	452	5,926
International Seaways, Inc.	1,374	63,314
Kinetik Holdings, Inc., Class A(x)	1,561	66,717
Kolibri Global Energy, Inc.(x)*	1,221	6,777
Kosmos Energy Ltd.*	17,325	28,759
Lightbridge Corp.*	672	14,253
Magnolia Oil & Gas Corp., Class A	6,649	158,712
Murphy Oil Corp.	4,814	136,766
NACCO Industries, Inc., Class A	181	7,631
Navigator Holdings Ltd.	1,044	16,172
New Fortress Energy, Inc.(x)*	5,956	13,163
NextDecade Corp.*	4,821	32,735
Nordic American Tankers Ltd.	6,923	21,738
Northern Oil & Gas, Inc.(x)	3,321	82,361
Par Pacific Holdings, Inc.*	1,776	62,906
PBF Energy, Inc., Class A	3,015	90,963
Peabody Energy Corp.	4,232	112,233
Prairie Operating Co.(x)*	1,364	2,707
REX American Resources Corp.*	992	30,375
Riley Exploration Permian, Inc.	472	12,796
Sable Offshore Corp.*	2,685	46,880
SandRidge Energy, Inc.	1,017	11,472
Scorpio Tankers, Inc.	1,541	86,373
SFL Corp. Ltd.(x)	4,213	31,724
SM Energy Co.	3,936	98,282
Summit Midstream Corp.*	308	6,326
Talos Energy, Inc.*	4,261	40,863
Teekay Corp. Ltd.	1,616	13,219
Teekay Tankers Ltd., Class A	831	42,007
Uranium Energy Corp.*	14,958	199,540
VAALCO Energy, Inc.(x)	4,138	16,635
Vital Energy, Inc.*	1,111	18,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vitesse Energy, Inc.(x)	1,043	$24,229
W&T Offshore, Inc.	4,166	7,582
Whitecap Resources, Inc.(x)	122,871	937,623
World Kinect Corp.	1,900	49,305
XCF Global, Inc., Class A*	3,842	5,033

		4,141,155

Total Energy		9,279,405

Financials (22.4%)
Banks (13.4%)
1st Source Corp.	629	38,721
ACNB Corp.	331	14,577
Amalgamated Financial Corp.	856	23,240
Amerant Bancorp, Inc., Class A	1,381	26,612
Ameris Bancorp	2,342	171,692
Ames National Corp.	379	7,663
Arrow Financial Corp.	521	14,744
Associated Banc-Corp.	5,755	147,961
Atlantic Union Bankshares Corp.	69,968	2,469,171
Axos Financial, Inc.*	1,879	159,057
Banc of California, Inc.	4,397	72,770
BancFirst Corp.	767	96,987
Bancorp, Inc. (The)*	1,609	120,498
Bank First Corp.	328	39,790
Bank of Hawaii Corp.	1,349	88,548
Bank of Marin Bancorp	498	12,091
Bank of NT Butterfield & Son Ltd. (The)	1,465	62,878
Bank7 Corp.	164	7,588
BankFinancial Corp.	397	4,776
BankUnited, Inc.	2,537	96,812
Bankwell Financial Group, Inc.	248	10,974
Banner Corp.	1,179	77,224
Bar Harbor Bankshares	484	14,743
BayCom Corp.	341	9,804
BCB Bancorp, Inc.	663	5,755
Beacon Financial Corp.	2,822	66,910
Blue Foundry Bancorp*	558	5,072
Blue Ridge Bankshares, Inc.*	2,117	8,955
Bridgewater Bancshares, Inc.*	801	14,098
Burke & Herbert Financial Services Corp.	443	27,329
Business First Bancshares, Inc.	1,043	24,625
BV Financial, Inc.*	308	4,965
Byline Bancorp, Inc.	1,120	31,058
C&F Financial Corp.	102	6,854
Cadence Bank	6,483	243,372
California Bancorp*	838	13,978
Camden National Corp.	31,305	1,208,060
Capital Bancorp, Inc.	347	11,069
Capital City Bank Group, Inc.	494	20,644
Capitol Federal Financial, Inc.	4,751	30,169
Carter Bankshares, Inc.*	792	15,373
Cathay General Bancorp	2,415	115,944
CB Financial Services, Inc.	165	5,480
Central Pacific Financial Corp.	898	27,245
CF Bankshares, Inc.	193	4,622
Chain Bridge Bancorp, Inc., Class A*	182	5,957
Chemung Financial Corp.	156	8,193
ChoiceOne Financial Services, Inc.(x)	510	14,770
Citizens & Northern Corp.	580	11,490
Citizens Community Bancorp, Inc.	341	5,480
Citizens Financial Services, Inc.	188	11,333
City Holding Co.	532	65,899
Civista Bancshares, Inc.	436	8,855
CNB Financial Corp.	908	21,974
Coastal Financial Corp.*	458	49,542
CoastalSouth Bancshares, Inc.*	211	4,602
Colony Bankcorp, Inc.	685	11,652
Columbia Banking System, Inc.	115,534	2,973,845
Columbia Financial, Inc.*	916	13,749
Community Financial System, Inc.	1,840	107,898
Community Trust Bancorp, Inc.	561	31,388
Community West Bancshares	507	10,566
ConnectOne Bancorp, Inc.	1,763	43,740
Customers Bancorp, Inc.*	1,015	66,351
CVB Financial Corp.	4,451	84,168
Dime Community Bancshares, Inc.	1,400	41,762
Eagle Bancorp Montana, Inc.	287	4,956
Eagle Bancorp, Inc.	882	17,834
Eagle Financial Services, Inc.	155	5,864
Eastern Bankshares, Inc.	6,495	117,884
ECB Bancorp, Inc.*	303	4,809
Enterprise Financial Services Corp.	1,294	75,026
Equity Bancshares, Inc., Class A	408	16,606
Esquire Financial Holdings, Inc.	265	27,045
Farmers & Merchants Bancorp, Inc.	394	9,854
Farmers National Banc Corp.	1,249	17,998
FB Bancorp, Inc.*	563	6,767
FB Financial Corp.	1,427	79,541
Fidelity D&D Bancorp, Inc.	205	8,985
Financial Institutions, Inc.	659	17,925
Finward Bancorp	162	5,199
Finwise Bancorp*	326	6,321
First Bancorp (Nasdaq Stock Exchange)(x)	46,138	2,440,239
First Bancorp (New York Stock Exchange)	5,633	124,208
First Bancorp, Inc. (The)	426	11,187
First Bank	872	14,205
First Busey Corp.	3,045	70,492
First Business Financial Services, Inc.	227	11,636
First Capital, Inc.(x)	110	5,038
First Commonwealth Financial Corp.	68,644	1,170,380
First Community Bankshares, Inc.	539	18,757
First Community Corp.	240	6,773
First Financial Bancorp	3,431	86,633
First Financial Bankshares, Inc.	4,643	156,237
First Financial Corp.	433	24,438
First Foundation, Inc.*	2,122	11,820
First Internet Bancorp	344	7,716
First Interstate BancSystem, Inc., Class A	85,366	2,720,614
First Merchants Corp.	1,973	74,382
First Mid Bancshares, Inc.	816	30,910
First National Corp.	253	5,738
First Savings Financial Group, Inc.	191	6,003
First United Corp.	204	7,501
First Western Financial, Inc.*	305	7,023
Firstsun Capital Bancorp*	442	17,145
Five Star Bancorp	600	19,320
Flagstar Financial, Inc.	10,578	122,176
Flushing Financial Corp.	977	13,492
Franklin Financial Services Corp.	144	6,624
FS Bancorp, Inc.	223	8,902
Fulton Financial Corp.	6,462	120,387
FVCBankcorp, Inc.	705	9,144
GBank Financial Holdings, Inc.(x)*	320	12,566
German American Bancorp, Inc.	41,125	1,614,979
Glacier Bancorp, Inc.(x)	4,159	202,419
Great Southern Bancorp, Inc.	336	20,580
Greene County Bancorp, Inc.	298	6,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancshares, Inc.	276	$13,455
Hancock Whitney Corp.	3,115	195,030
Hanmi Financial Corp.	1,091	26,937
Hanover Bancorp, Inc.	215	4,827
HarborOne Bancorp, Inc.	1,478	20,101
Hawthorn Bancshares, Inc.	196	6,084
HBT Financial, Inc.	513	12,928
Heritage Commerce Corp.	2,323	23,067
Heritage Financial Corp.	1,114	26,948
Hilltop Holdings, Inc.	1,505	50,297
Hingham Institution For Savings (The)(x)	53	13,980
Home Bancorp, Inc.	289	15,700
Home BancShares, Inc.	6,622	187,403
HomeTrust Bancshares, Inc.	523	21,412
Hope Bancorp, Inc.	4,142	44,609
Horizon Bancorp, Inc.	1,498	23,983
Independent Bank Corp.	653	20,227
Independent Bank Corp./MA	1,659	114,753
International Bancshares Corp.	1,909	131,244
Investar Holding Corp.	305	7,079
John Marshall Bancorp, Inc.	296	5,867
Kearny Financial Corp.	2,196	14,428
Lakeland Financial Corp.	909	58,358
Landmark Bancorp, Inc.	189	5,044
LCNB Corp.	465	6,970
LINKBANCORP, Inc.	414	2,952
Live Oak Bancshares, Inc.	1,311	46,173
MainStreet Bancshares, Inc.	245	5,103
Mechanics Bancorp*	743	9,889
Mercantile Bank Corp.	518	23,310
Meridian Corp.	384	6,063
Metrocity Bankshares, Inc.	623	17,251
Metropolitan Bank Holding Corp.	296	22,147
Mid Penn Bancorp, Inc.	609	17,442
Middlefield Banc Corp.	246	7,382
Midland States Bancorp, Inc.	735	12,598
MidWestOne Financial Group, Inc.	298	8,430
MVB Financial Corp.	499	12,505
National Bank Holdings Corp., Class A	1,335	51,584
National Bankshares, Inc.	254	7,478
NB Bancorp, Inc.	1,243	21,939
NBT Bancorp, Inc.	1,749	73,038
Nicolet Bankshares, Inc.	477	64,156
Northeast Bank	254	25,441
Northeast Community Bancorp, Inc.	510	10,491
Northfield Bancorp, Inc.	1,492	17,606
Northpointe Bancshares, Inc.	334	5,705
Northrim Bancorp, Inc.	852	18,454
Northwest Bancshares, Inc.	5,289	65,531
Norwood Financial Corp.(x)	325	8,261
Oak Valley Bancorp	296	8,338
OceanFirst Financial Corp.	2,003	35,193
OFG Bancorp	1,575	68,497
Ohio Valley Banc Corp.	153	5,658
Old National Bancorp	12,427	272,773
Old Second Bancorp, Inc.	1,556	26,895
OP Bancorp	379	5,276
Orange County Bancorp, Inc.	424	10,689
Origin Bancorp, Inc.	1,062	36,660
Orrstown Financial Services, Inc.	654	22,223
Park National Corp.	512	83,215
Parke Bancorp, Inc.	460	9,913
Pathward Financial, Inc.	860	63,649
PCB Bancorp	419	8,799
Peapack-Gladstone Financial Corp.	577	15,925
Peoples Bancorp of North Carolina, Inc.	64	1,962
Peoples Bancorp, Inc.	21,833	654,772
Peoples Financial Services Corp.	299	14,534
Pioneer Bancorp, Inc.*	535	6,987
Plumas Bancorp	187	8,067
Ponce Financial Group, Inc.*	793	11,657
Preferred Bank	431	38,958
Primis Financial Corp.	828	8,702
Princeton Bancorp, Inc.	224	7,132
Provident Bancorp, Inc.*	664	8,320
Provident Financial Services, Inc.	4,481	86,394
QCR Holdings, Inc.	585	44,249
RBB Bancorp	436	8,179
Red River Bancshares, Inc.	191	12,381
Renasant Corp.	3,409	125,758
Republic Bancorp, Inc., Class A	309	22,325
Rhinebeck Bancorp, Inc.*	381	4,328
Richmond Mutual Bancorp, Inc.	344	4,888
Riverview Bancorp, Inc.	831	4,462
S&T Bancorp, Inc.	1,397	52,513
SB Financial Group, Inc.	258	4,977
Seacoast Banking Corp. of Florida	52,002	1,582,421
ServisFirst Bancshares, Inc.	1,804	145,276
Shore Bancshares, Inc.	1,018	16,705
Sierra Bancorp	374	10,812
Simmons First National Corp., Class A	5,095	97,671
SmartFinancial, Inc.	491	17,543
Sound Financial Bancorp, Inc.	98	4,514
South Plains Financial, Inc.	427	16,504
Southern First Bancshares, Inc.*	250	11,030
Southern Missouri Bancorp, Inc.	326	17,135
Southside Bancshares, Inc.	1,016	28,702
SouthState Bank Corp.	30,549	3,020,380
SR Bancorp, Inc.(x)	347	5,236
Stellar Bancorp, Inc.	1,583	48,028
Sterling Bancorp, Inc.(r)*	817	—
Stock Yards Bancorp, Inc.	902	63,131
Texas Capital Bancshares, Inc.*	1,590	134,403
Third Coast Bancshares, Inc.*	408	15,492
Timberland Bancorp, Inc.	189	6,290
Tompkins Financial Corp.	442	29,265
Towne Bank	2,626	90,781
TriCo Bancshares	33,031	1,466,907
Triumph Financial, Inc.*	775	38,781
TrustCo Bank Corp.	681	24,720
Trustmark Corp.	1,979	78,368
UMB Financial Corp.	2,590	306,526
Union Bankshares, Inc.	176	4,358
United Bankshares, Inc.	4,910	182,701
United Community Banks, Inc.	4,257	133,457
United Security Bancshares	541	5,048
Unity Bancorp, Inc.	246	12,022
Univest Financial Corp.	1,086	32,602
USCB Financial Holdings, Inc.	400	6,980
Valley National Bancorp	17,082	181,069
Veritex Holdings, Inc.	1,923	64,478
Virginia National Bankshares Corp.	208	8,072
WaFd, Inc.	2,828	85,660
Washington Trust Bancorp, Inc.	7,334	211,953
WesBanco, Inc.	3,309	105,656
West Bancorp, Inc.	656	13,330
Westamerica Bancorp	812	40,592
Western New England Bancorp, Inc.	583	7,002
WSFS Financial Corp.	49,918	2,692,078

		33,363,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.4%)
Acadian Asset Management, Inc.	990	$47,678
AlTi Global, Inc.*	1,396	4,970
Artisan Partners Asset Management, Inc., Class A	2,168	94,091
Bakkt Holdings, Inc., Class A(x)*	346	11,643
BGC Group, Inc., Class A	12,647	119,641
Cohen & Steers, Inc.	932	61,149
Diamond Hill Investment Group, Inc.	103	14,421
DigitalBridge Group, Inc.	6,173	72,224
Donnelley Financial Solutions, Inc.*	952	48,961
Forge Global Holdings, Inc.*	321	5,425
GCM Grosvenor, Inc., Class A(x)	1,737	20,966
Marex Group plc	1,883	63,306
MarketWise, Inc.	46	760
Moelis & Co., Class A	2,485	177,230
Open Lending Corp.*	4,059	8,565
P10, Inc., Class A(x)	1,822	19,823
Patria Investments Ltd., Class A	2,151	31,405
Perella Weinberg Partners, Class A	2,207	47,053
Piper Sandler Cos.	3,383	1,173,867
PJT Partners, Inc., Class A	804	142,895
Rosebank Industries plc*	209,050	1,020,579
Siebert Financial Corp.(x)*	1,049	3,063
Silvercrest Asset Management Group, Inc., Class A	360	5,670
StepStone Group, Inc., Class A	2,425	158,377
StoneX Group, Inc.*	1,644	165,913
Value Line, Inc.	34	1,329
Victory Capital Holdings, Inc., Class A	34,861	2,257,598
Virtus Investment Partners, Inc.	234	44,467
Westwood Holdings Group, Inc.	286	4,716
WisdomTree, Inc.(x)	4,407	61,257

		5,889,042

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	220	12,888
Bread Financial Holdings, Inc.	29,944	1,669,977
Consumer Portfolio Services, Inc.*	337	2,544
Dave, Inc.*	335	66,782
Encore Capital Group, Inc.*	832	34,728
Enova International, Inc.*	845	97,251
FirstCash Holdings, Inc.	1,399	221,630
Green Dot Corp., Class A*	1,919	25,772
Jefferson Capital, Inc.	277	4,781
LendingClub Corp.*	3,999	60,745
LendingTree, Inc.*	389	25,180
Medallion Financial Corp.	767	7,747
Navient Corp.	2,117	27,838
Nelnet, Inc., Class A	447	56,045
NerdWallet, Inc., Class A*	1,231	13,245
Oportun Financial Corp.*	1,175	7,250
OppFi, Inc.	730	8,271
PRA Group, Inc.*	1,491	23,021
PROG Holdings, Inc.	1,342	43,427
Regional Management Corp.	354	13,792
Upstart Holdings, Inc.(x)*	2,951	149,911
World Acceptance Corp.*	81	13,700

		2,586,525

Financial Services (1.0%)
Acacia Research Corp.*	1,672	5,434
Alerus Financial Corp.	814	18,022
AvidXchange Holdings, Inc.*	5,814	57,849
Banco Latinoamericano de Comercio Exterior SA, Class E	1,072	49,280
Better Home & Finance Holding Co.(x)*	162	9,095
Burford Capital Ltd.	6,941	83,014
Cannae Holdings, Inc.	2,026	37,096
Cantaloupe, Inc.*	1,766	18,667
Cass Information Systems, Inc.	493	19,390
Compass Diversified Holdings	2,353	15,577
Enact Holdings, Inc.	1,001	38,378
Essent Group Ltd.	3,452	219,409
Evertec, Inc.	2,215	74,823
Federal Agricultural Mortgage Corp., Class C	338	56,777
Finance of America Cos., Inc., Class A*	207	4,643
Flywire Corp.*	4,012	54,322
HA Sustainable Infrastructure Capital, Inc.(x)	4,143	127,190
International Money Express, Inc.*	1,037	14,487
Jackson Financial, Inc., Class A	2,516	254,695
loanDepot, Inc., Class A(x)*	3,307	10,152
Marqeta, Inc., Class A*	13,888	73,329
Merchants Bancorp	934	29,701
NCR Atleos Corp.*	2,531	99,494
NewtekOne, Inc.	1,048	12,000
NMI Holdings, Inc., Class A*	2,814	107,889
Onity Group, Inc.*	228	9,111
Pagseguro Digital Ltd., Class A	6,299	62,990
Payoneer Global, Inc.*	9,644	58,346
Paysafe Ltd.(x)*	1,264	16,331
Paysign, Inc.*	1,436	9,032
PennyMac Financial Services, Inc.	1,062	131,561
Priority Technology Holdings, Inc.*	766	5,262
Radian Group, Inc.	4,815	174,399
Remitly Global, Inc.*	5,891	96,023
Repay Holdings Corp., Class A*	3,196	16,715
Security National Financial Corp., Class A*	512	4,439
Sezzle, Inc.*	542	43,105
StoneCo Ltd., Class A*	8,759	165,633
SWK Holdings Corp.	160	2,328
Triller Group, Inc.*	6,645	5,516
Velocity Financial, Inc.*	373	6,766
Walker & Dunlop, Inc.	1,175	98,254
Waterstone Financial, Inc.	630	9,828

		2,406,352

Insurance (4.2%)
Abacus Global Management, Inc.*	1,255	7,191
Ambac Financial Group, Inc.*	1,741	14,520
American Coastal Insurance Corp.	892	10,160
American Integrity Insurance Group, Inc.*	243	5,421
AMERISAFE, Inc.	690	30,250
Aspen Insurance Holdings Ltd., Class A*	542	19,897
Ategrity Specialty Holdings LLC*	240	4,745
Baldwin Insurance Group, Inc. (The), Class A*	2,405	67,845
Bowhead Specialty Holdings, Inc.*	580	15,683
Citizens, Inc., Class A(x)*	1,539	8,080
CNO Financial Group, Inc.	85,065	3,364,321
Crawford & Co., Class A	556	5,949
Donegal Group, Inc., Class A	633	12,274
eHealth, Inc.*	1,051	4,530
Employers Holdings, Inc.	852	36,193
F&G Annuities & Life, Inc.	719	22,483
Fidelis Insurance Holdings Ltd.	2,175	39,476
Genworth Financial, Inc., Class A*	14,508	129,121
GoHealth, Inc., Class A*	172	829
Goosehead Insurance, Inc., Class A	865	64,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlight Capital Re Ltd., Class A*	1,005	$12,764
Hamilton Insurance Group Ltd., Class B*	1,561	38,713
Hanover Insurance Group, Inc. (The)	7,136	1,296,112
HCI Group, Inc.	367	70,438
Heritage Insurance Holdings, Inc.*	847	21,327
Hippo Holdings, Inc.*	568	20,539
Horace Mann Educators Corp.	72,531	3,276,225
Investors Title Co.	53	14,195
James River Group Holdings Ltd.	1,303	7,232
Kestrel Group Ltd.	180	4,916
Kingstone Cos., Inc.	399	5,865
Kingsway Financial Services, Inc.*	801	11,711
Lemonade, Inc.(x)*	1,926	103,099
MBIA, Inc.*	1,772	13,201
Mercury General Corp.	929	78,761
NI Holdings, Inc.*	358	4,855
Oscar Health, Inc., Class A*	6,883	130,295
Palomar Holdings, Inc.*	920	107,410
ProAssurance Corp.*	1,864	44,717
Root, Inc., Class A(x)*	385	34,461
Safety Insurance Group, Inc.	542	38,314
Selective Insurance Group, Inc.	12,611	1,022,374
Selectquote, Inc.*	5,223	10,237
SiriusPoint Ltd.*	2,639	47,740
Skyward Specialty Insurance Group, Inc.*	1,314	62,494
Slide Insurance Holdings, Inc.*	803	12,675
Stewart Information Services Corp.	957	70,167
Tiptree, Inc., Class A	938	17,981
Trupanion, Inc.*	1,343	58,125
TWFG, Inc., Class A(x)*	229	6,284
United Fire Group, Inc.	769	23,393
Universal Insurance Holdings, Inc.	937	24,643

		10,554,604

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	256	5,417
Adamas Trust, Inc. (REIT)	3,198	22,290
Advanced Flower Capital, Inc. (REIT)(x)	711	2,723
AG Mortgage Investment Trust, Inc. (REIT)	1,219	8,825
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,917
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,740	48,016
Arbor Realty Trust, Inc. (REIT)(x)	6,526	79,682
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	10,134
ARMOUR Residential REIT, Inc. (REIT)(x)	3,616	54,023
Blackstone Mortgage Trust, Inc. (REIT), Class A	5,643	103,888
BrightSpire Capital, Inc. (REIT), Class A	4,339	23,561
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	9,209
Chimera Investment Corp. (REIT)	2,713	35,866
Claros Mortgage Trust, Inc. (REIT)*	3,688	12,244
Dynex Capital, Inc. (REIT)(x)	4,461	54,826
Ellington Financial, Inc. (REIT)	3,311	42,977
Franklin BSP Realty Trust, Inc. (REIT)	2,942	31,950
Invesco Mortgage Capital, Inc. (REIT)(x)	2,531	19,134
KKR Real Estate Finance Trust, Inc. (REIT)	1,993	17,937
Ladder Capital Corp. (REIT)	4,183	45,636
Lument Finance Trust, Inc. (REIT)(x)	1,959	3,957
MFA Financial, Inc. (REIT)	3,682	33,838
Nexpoint Real Estate Finance, Inc. (REIT)	352	4,991
Orchid Island Capital, Inc. (REIT)(x)	3,787	26,547
PennyMac Mortgage Investment Trust (REIT)	3,061	37,528
Ready Capital Corp. (REIT)(x)	5,626	21,773
Redwood Trust, Inc. (REIT)	4,806	27,827
Rithm Property Trust, Inc. (REIT)	1,735	4,372
Seven Hills Realty Trust (REIT)	542	5,588
Sunrise Realty Trust, Inc. (REIT)	328	3,408
TPG RE Finance Trust, Inc. (REIT)	2,644	22,633
Two Harbors Investment Corp. (REIT)(x)	3,835	37,851

		862,568

Total Financials		55,662,403

Health Care (7.9%)
Biotechnology (3.0%)
4D Molecular Therapeutics, Inc.*	1,398	12,149
89bio, Inc.*	4,508	66,268
Abeona Therapeutics, Inc.*	1,554	8,205
Absci Corp.(x)*	3,383	10,284
ACADIA Pharmaceuticals, Inc.*	4,359	93,021
ADC Therapeutics SA*	2,966	11,864
ADMA Biologics, Inc.*	8,132	119,215
Agios Pharmaceuticals, Inc.*	1,930	77,470
Akebia Therapeutics, Inc.(x)*	8,995	24,556
Akero Therapeutics, Inc.*	2,412	114,522
Aldeyra Therapeutics, Inc.*	2,048	10,691
Alector, Inc.*	1,679	4,970
Alkermes plc*	5,710	171,300
Allogene Therapeutics, Inc.*	5,657	7,015
Altimmune, Inc.(x)*	2,507	9,451
Amicus Therapeutics, Inc.*	9,753	76,854
AnaptysBio, Inc.*	655	20,056
Anavex Life Sciences Corp.(x)*	3,186	28,355
Anika Therapeutics, Inc.*	323	3,036
Annexon, Inc.*	3,568	10,882
Apogee Therapeutics, Inc.*	1,156	45,928
Arbutus Biopharma Corp.*	5,027	22,823
Arcellx, Inc.*	1,194	98,027
Arcturus Therapeutics Holdings, Inc.(x)*	941	17,343
Arcus Biosciences, Inc.*	2,457	33,415
Arcutis Biotherapeutics, Inc.*	3,628	68,388
Ardelyx, Inc.*	8,452	46,571
ArriVent Biopharma, Inc.*	805	14,852
Arrowhead Pharmaceuticals, Inc.*	4,295	148,135
ARS Pharmaceuticals, Inc.(x)*	2,059	20,693
Astria Therapeutics, Inc.*	1,164	8,474
aTyr Pharma, Inc.(x)*	3,140	2,265
Aura Biosciences, Inc.(x)*	1,195	7,385
Aurinia Pharmaceuticals, Inc.*	4,260	47,073
Avidity Biosciences, Inc.*	3,577	155,850
Avita Medical, Inc.(x)*	272	1,390
Beam Therapeutics, Inc.(x)*	3,317	80,504
Benitec Biopharma, Inc.*	514	7,211
Bicara Therapeutics, Inc.*	1,215	19,185
BioCryst Pharmaceuticals, Inc.*	7,550	57,304
Biohaven Ltd.*	3,102	46,561
Bridgebio Pharma, Inc.*	5,487	284,995
Bright Minds Biosciences, Inc.*	163	9,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Candel Therapeutics, Inc.(x)*	891	$4,544
Capricor Therapeutics, Inc.(x)*	1,261	9,092
Cardiff Oncology, Inc.(x)*	1,845	3,801
CareDx, Inc.*	1,950	28,353
Cartesian Therapeutics, Inc.(x)*	384	3,924
Catalyst Pharmaceuticals, Inc.*	4,187	82,484
Celcuity, Inc.*	1,020	50,388
Celldex Therapeutics, Inc.*	2,316	59,915
CG oncology, Inc.(x)*	1,957	78,828
Cidara Therapeutics, Inc.*	538	51,519
Cogent Biosciences, Inc.*	4,498	64,591
Coherus Oncology, Inc.(x)*	3,363	5,515
Compass Therapeutics, Inc.*	4,014	14,049
Corvus Pharmaceuticals, Inc.(x)*	1,873	13,804
CRISPR Therapeutics AG(x)*	2,895	187,625
Cullinan Therapeutics, Inc.*	1,551	9,197
Cytokinetics, Inc.*	4,069	223,632
Day One Biopharmaceuticals, Inc.*	2,852	20,107
Denali Therapeutics, Inc.*	4,819	69,972
Design Therapeutics, Inc.*	468	3,524
DiaMedica Therapeutics, Inc.*	1,223	8,402
Dianthus Therapeutics, Inc.*	595	23,413
Disc Medicine, Inc.*	809	53,459
Dynavax Technologies Corp.*	3,820	37,933
Dyne Therapeutics, Inc.*	3,964	50,145
Editas Medicine, Inc.*	3,056	10,604
Eledon Pharmaceuticals, Inc.*	2,044	5,294
Emergent BioSolutions, Inc.*	1,890	16,670
Enanta Pharmaceuticals, Inc.*	867	10,378
Entrada Therapeutics, Inc.*	941	5,458
Erasca, Inc.*	7,069	15,410
Fate Therapeutics, Inc.*	4,143	5,220
Fennec Pharmaceuticals, Inc.(x)*	798	7,469
Foghorn Therapeutics, Inc.*	1,017	4,973
Geron Corp.*	20,980	28,743
Gossamer Bio, Inc.*	6,688	17,589
GRAIL, Inc.*	1,103	65,220
Greenwich Lifesciences, Inc.(x)*	334	3,323
Gyre Therapeutics, Inc.*	289	2,156
Heron Therapeutics, Inc.(x)*	4,710	5,935
Humacyte, Inc.(x)*	3,500	6,090
Ideaya Biosciences, Inc.*	2,755	74,964
ImmunityBio, Inc.(x)*	8,220	20,221
Immunome, Inc.(x)*	2,641	30,926
Immunovant, Inc.*	2,465	39,736
Inhibikase Therapeutics, Inc.*	2,749	4,453
Inhibrx Biosciences, Inc.*	360	12,125
Inmune Bio, Inc.(x)*	808	1,673
Intellia Therapeutics, Inc.*	3,599	62,155
Iovance Biotherapeutics, Inc.(x)*	9,618	20,871
Ironwood Pharmaceuticals, Inc., Class A*	5,617	7,358
Jade Biosciences, Inc.(x)	1,151	9,933
Janux Therapeutics, Inc.*	1,418	34,656
KalVista Pharmaceuticals, Inc.*	1,391	16,942
Keros Therapeutics, Inc.*	1,175	18,589
Kodiak Sciences, Inc.*	1,411	23,098
Korro Bio, Inc.*	258	12,356
Krystal Biotech, Inc.*	868	153,228
Kura Oncology, Inc.*	2,838	25,116
Kymera Therapeutics, Inc.*	1,807	102,276
Larimar Therapeutics, Inc.*	1,858	6,001
Lexeo Therapeutics, Inc.*	977	6,487
Madrigal Pharmaceuticals, Inc.*	654	299,964
MannKind Corp.*	10,091	54,189
MeiraGTx Holdings plc*	1,610	13,250
Metsera, Inc.(x)*	1,871	97,909
MiMedx Group, Inc.*	4,252	29,679
Mineralys Therapeutics, Inc.*	1,411	53,505
Mirum Pharmaceuticals, Inc.*	1,413	103,587
Monopar Therapeutics, Inc.*	142	11,597
Monte Rosa Therapeutics, Inc.(x)*	1,384	10,255
Myriad Genetics, Inc.*	3,309	23,924
Neurogene, Inc.(x)*	436	7,556
Nkarta, Inc.*	2,241	4,639
Novavax, Inc.(x)*	5,232	45,361
Nurix Therapeutics, Inc.*	2,704	24,985
Nuvalent, Inc., Class A*	1,493	129,115
Nuvectis Pharma, Inc.(x)*	572	3,443
Olema Pharmaceuticals, Inc.*	2,101	20,569
Organogenesis Holdings, Inc., Class A*	2,386	10,069
ORIC Pharmaceuticals, Inc.*	1,975	23,700
Oruka Therapeutics, Inc.(x)*	968	18,615
Palvella Therapeutics, Inc.*	238	14,920
Perspective Therapeutics, Inc.(x)*	2,407	8,256
Praxis Precision Medicines, Inc.*	655	34,715
Precigen, Inc.(x)*	4,941	16,256
Prime Medicine, Inc.*	2,612	14,470
Protagonist Therapeutics, Inc.*	2,083	138,374
Protalix BioTherapeutics, Inc.*	2,983	6,622
Protara Therapeutics, Inc.*	1,491	6,486
Prothena Corp. plc*	1,412	13,781
PTC Therapeutics, Inc.*	2,717	166,742
Puma Biotechnology, Inc.*	1,347	7,153
Recursion Pharmaceuticals, Inc., Class A(x)*	12,245	59,756
REGENXBIO, Inc.*	1,607	15,508
Relay Therapeutics, Inc.*	4,388	22,905
Replimune Group, Inc.*	2,428	10,173
Rezolute, Inc.*	2,384	22,410
Rhythm Pharmaceuticals, Inc.*	1,830	184,812
Rigel Pharmaceuticals, Inc.*	605	17,140
Rocket Pharmaceuticals, Inc.*	2,723	8,877
Sana Biotechnology, Inc.(x)*	5,192	18,432
Savara, Inc.*	4,022	14,359
Scholar Rock Holding Corp.*	2,790	103,900
SELLAS Life Sciences Group, Inc.(x)*	3,361	5,411
Sionna Therapeutics, Inc.(x)*	435	12,793
Soleno Therapeutics, Inc.(x)*	1,452	98,155
Solid Biosciences, Inc.*	2,352	14,512
Spyre Therapeutics, Inc.(x)*	1,791	30,017
Stoke Therapeutics, Inc.*	1,638	38,493
Syndax Pharmaceuticals, Inc.*	2,915	44,847
Tango Therapeutics, Inc.(x)*	2,825	23,730
Taysha Gene Therapies, Inc.*	6,776	22,158
Tectonic Therapeutic, Inc.(x)*	386	6,056
Tevogen Bio Holdings, Inc.(x)*	242	190
TG Therapeutics, Inc.(x)*	5,085	183,696
Tonix Pharmaceuticals Holding Corp.(x)*	270	6,523
Tourmaline Bio, Inc.*	609	29,128
Travere Therapeutics, Inc.*	3,072	73,421
TriSalus Life Sciences, Inc.*	873	4,059
Twist Bioscience Corp.*	2,150	60,501
Tyra Biosciences, Inc.(x)*	657	9,191
Upstream Bio, Inc.(x)*	1,250	23,513
UroGen Pharma Ltd.*	1,183	23,601
Vanda Pharmaceuticals, Inc.*	1,879	9,376
Vaxcyte, Inc.*	3,997	143,972
Vera Therapeutics, Inc., Class A*	1,856	53,935
Veracyte, Inc.*	2,687	92,245
Verastem, Inc.*	1,323	11,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vericel Corp.*	1,787	$56,237
Vir Biotechnology, Inc.*	3,231	18,449
Viridian Therapeutics, Inc.*	2,513	54,231
Voyager Therapeutics, Inc.*	2,054	9,592
Xencor, Inc.*	2,592	30,404
Xenon Pharmaceuticals, Inc.*	2,607	104,671
XOMA Royalty Corp.*	322	12,410
Zenas Biopharma, Inc.(x)*	631	14,008
Zymeworks, Inc.*	1,602	27,362

		7,416,863

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.*	4,103	6,852
Alphatec Holdings, Inc.*	4,182	60,806
AngioDynamics, Inc.*	1,364	15,236
Anteris Technologies Global Corp.(x)*	1,291	5,810
Artivion, Inc.*	1,310	55,465
AtriCure, Inc.*	1,715	60,454
Avanos Medical, Inc.*	1,429	16,519
Axogen, Inc.*	1,635	29,168
Beta Bionics, Inc.(x)*	1,307	25,970
Bioventus, Inc., Class A*	1,590	10,637
Butterfly Network, Inc., Class A*	6,789	13,103
Carlsmed, Inc.(x)*	336	4,499
Ceribell, Inc.*	886	10,180
Cerus Corp.*	7,555	12,013
ClearPoint Neuro, Inc.(x)*	918	20,003
CONMED Corp.	1,123	52,815
CVRx, Inc.*	489	3,946
Delcath Systems, Inc.*	1,073	11,535
Electromed, Inc.*	236	5,794
Embecta Corp.	2,082	29,377
Enovis Corp.*	2,034	61,712
Envista Holdings Corp.*	165,502	3,371,276
Glaukos Corp.*	1,915	156,168
Haemonetics Corp.*	1,671	81,445
ICU Medical, Inc.*	830	99,567
Inogen, Inc.*	950	7,762
Integer Holdings Corp.*	1,151	118,933
Integra LifeSciences Holdings Corp.*	2,437	34,922
iRadimed Corp.	315	22,415
iRhythm Technologies, Inc.*	1,116	191,941
Kestra Medical Technologies Ltd.(x)*	446	10,597
KORU Medical Systems, Inc.*	1,413	5,412
Lantheus Holdings, Inc.*	2,369	121,506
LeMaitre Vascular, Inc.	736	64,407
LENSAR, Inc.*	365	4,508
LivaNova plc*	1,888	98,893
Lucid Diagnostics, Inc.*	3,835	3,873
Merit Medical Systems, Inc.*	2,014	167,625
Myomo, Inc.(x)*	1,934	1,725
Neogen Corp.*	7,847	44,806
Neuronetics, Inc.(x)*	1,289	3,519
NeuroPace, Inc.*	986	10,166
Novocure Ltd.*	3,604	46,564
Omnicell, Inc.*	1,656	50,425
OraSure Technologies, Inc.*	2,772	8,898
Orthofix Medical, Inc.*	1,356	19,852
OrthoPediatrics Corp.*	659	12,211
Outset Medical, Inc.(x)*	617	8,712
PROCEPT BioRobotics Corp.*	1,896	67,668
Pro-Dex, Inc.(x)*	108	3,656
Pulmonx Corp.*	1,522	2,466
Pulse Biosciences, Inc.*	723	12,797
QuidelOrtho Corp.*	2,436	71,740
RxSight, Inc.*	1,273	11,444
Sanara Medtech, Inc.*	167	5,299
SANUWAVE Health, Inc.*	246	9,220
Semler Scientific, Inc.(x)*	426	12,780
Shoulder Innovations, Inc.(x)*	329	4,129
SI-BONE, Inc.*	1,372	20,196
Sight Sciences, Inc.*	1,454	5,002
STAAR Surgical Co.*	1,817	48,823
Stereotaxis, Inc.*	853	2,653
Surmodics, Inc.*	462	13,809
Tactile Systems Technology, Inc.*	958	13,259
Tandem Diabetes Care, Inc.*	2,386	28,966
TransMedics Group, Inc.(x)*	1,157	129,815
Treace Medical Concepts, Inc.*	1,841	12,353
UFP Technologies, Inc.*	264	52,694
Utah Medical Products, Inc.	120	7,556
Varex Imaging Corp.*	1,530	18,972
Zimvie, Inc.*	1,053	19,944

		5,855,263

Health Care Providers & Services (1.3%)
AdaptHealth Corp., Class A*	3,164	28,318
Addus HomeCare Corp.*	638	75,278
agilon health, Inc.*	11,419	11,762
AirSculpt Technologies, Inc.(x)*	535	4,291
Alignment Healthcare, Inc.*	5,091	88,838
AMN Healthcare Services, Inc.*	1,460	28,266
Ardent Health, Inc.*	851	11,276
Astrana Health, Inc.*	1,386	39,293
Aveanna Healthcare Holdings, Inc.*	1,808	16,037
BrightSpring Health Services, Inc.*	3,267	96,573
Brookdale Senior Living, Inc.*	8,243	69,818
Castle Biosciences, Inc.*	1,002	22,816
Clover Health Investments Corp., Class A*	14,492	44,346
Community Health Systems, Inc.*	5,301	17,016
Concentra Group Holdings Parent, Inc.	3,949	82,653
CorVel Corp.*	1,050	81,291
Cross Country Healthcare, Inc.*	1,248	17,722
DocGo, Inc.*	3,984	5,418
Enhabit, Inc.*	1,610	12,896
Ensign Group, Inc. (The)	1,968	340,011
Fulgent Genetics, Inc.*	738	16,679
GeneDx Holdings Corp., Class A*	677	72,940
Guardant Health, Inc.*	4,183	261,354
HealthEquity, Inc.*	2,986	282,983
Hims & Hers Health, Inc.*	6,693	379,627
Innovage Holding Corp.*	953	4,917
Joint Corp. (The)*	451	4,303
LifeStance Health Group, Inc.*	4,922	27,071
Nano-X Imaging Ltd.(x)*	1,963	7,263
National HealthCare Corp.	467	56,745
National Research Corp.	330	4,217
NeoGenomics, Inc.*	4,556	35,172
Nutex Health, Inc.(x)*	122	12,605
Omada Health, Inc.(x)*	274	6,058
Oncology Institute, Inc. (The)*	2,023	7,060
OPKO Health, Inc.*	14,645	22,700
Option Care Health, Inc.*	5,718	158,732
Owens & Minor, Inc.*	2,909	13,963
PACS Group, Inc.*	1,487	20,416
Pediatrix Medical Group, Inc.*	2,943	49,295
Pennant Group, Inc. (The)*	1,168	29,457
Performant Healthcare, Inc.(x)*	2,321	17,941
Premier, Inc., Class A	2,844	79,063
Privia Health Group, Inc.*	4,148	103,285
Progyny, Inc.*	2,698	58,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RadNet, Inc.*	2,421	$184,504
Select Medical Holdings Corp.	3,937	50,551
Sonida Senior Living, Inc.*	154	4,269
Surgery Partners, Inc.*	2,778	60,116
Talkspace, Inc.*	4,287	11,832
US Physical Therapy, Inc.	486	41,286
Viemed Healthcare, Inc.*	1,017	6,905

		3,185,289

Health Care Technology (0.2%)
Claritev Corp.(x)*	271	14,385
Definitive Healthcare Corp., Class A*	845	3,431
Evolent Health, Inc., Class A*	4,279	36,200
Health Catalyst, Inc.*	2,421	6,900
HealthStream, Inc.	888	25,077
LifeMD, Inc.*	1,411	9,581
OptimizeRx Corp.*	561	11,500
Phreesia, Inc.*	2,027	47,675
Schrodinger, Inc.*	2,028	40,682
Simulations Plus, Inc.*	616	9,283
Teladoc Health, Inc.*	6,184	47,802
TruBridge, Inc.*	343	6,918
Waystar Holding Corp.*	3,837	145,499

		404,933

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A(x)*	3,785	44,247
Adaptive Biotechnologies Corp.*	5,392	80,664
Atlantic International Corp.(x)*	1,191	3,633
Azenta, Inc.*	1,468	42,161
BioLife Solutions, Inc.*	1,286	32,806
Bruker Corp.	10,643	345,791
Codexis, Inc.*	2,907	7,093
CryoPort, Inc.*	1,749	16,580
Cytek Biosciences, Inc.*	3,911	13,571
Fortrea Holdings, Inc.*	3,267	27,508
Ginkgo Bioworks Holdings, Inc., Class A*	1,384	20,179
Lifecore Biomedical, Inc.*	1,093	8,044
Maravai LifeSciences Holdings, Inc., Class A(x)*	3,055	8,768
MaxCyte, Inc.*	4,124	6,516
Mesa Laboratories, Inc.	200	13,402
Niagen Bioscience, Inc.*	1,791	16,710
OmniAb, Inc.*	3,388	5,421
Pacific Biosciences of California, Inc.*	10,163	13,009
Personalis, Inc.*	1,797	11,716
Quanterix Corp.*	1,465	7,955
Quantum-Si, Inc.(x)*	3,948	5,567
Standard BioTools, Inc.*	11,628	15,116

		746,457

Pharmaceuticals (0.8%)
Aardvark Therapeutics, Inc.*	290	3,854
Aclaris Therapeutics, Inc.*	3,120	5,928
Alumis, Inc.*	2,053	8,192
Amneal Pharmaceuticals, Inc.*	5,306	53,113
Amphastar Pharmaceuticals, Inc.*	1,319	35,151
Amylyx Pharmaceuticals, Inc.*	2,492	33,866
ANI Pharmaceuticals, Inc.*	635	58,166
Aquestive Therapeutics, Inc.(x)*	3,146	17,586
Arvinas, Inc.*	2,367	20,167
Atea Pharmaceuticals, Inc.*	2,282	6,618
Avadel Pharmaceuticals plc (ADR)*	3,084	47,093
Axsome Therapeutics, Inc.*	1,419	172,338
BioAge Labs, Inc.*	580	3,410
Biote Corp., Class A*	1,326	3,978
Collegium Pharmaceutical, Inc.*	1,168	40,868
CorMedix, Inc.(x)*	2,595	30,180
Crinetics Pharmaceuticals, Inc.*	3,143	130,906
Edgewise Therapeutics, Inc.*	2,310	37,468
Enliven Therapeutics, Inc.*	1,420	29,067
Esperion Therapeutics, Inc.*	6,236	16,525
Eton Pharmaceuticals, Inc.*	918	19,948
Evolus, Inc.*	2,134	13,103
EyePoint Pharmaceuticals, Inc.*	2,002	28,509
Fulcrum Therapeutics, Inc.*	1,195	10,994
Harmony Biosciences Holdings, Inc.*	1,558	42,939
Harrow, Inc.(x)*	1,161	55,937
Indivior plc*	4,364	105,216
Innoviva, Inc.*	2,232	40,734
Journey Medical Corp.*	657	4,678
LENZ Therapeutics, Inc.(x)*	518	24,129
Ligand Pharmaceuticals, Inc.*	664	117,621
Liquidia Corp.*	2,295	52,188
Maze Therapeutics, Inc.(x)*	665	17,244
MBX Biosciences, Inc.*	333	5,828
MediWound Ltd.*	306	5,514
Mind Medicine MindMed, Inc.(x)*	2,598	30,630
Nuvation Bio, Inc.(x)*	9,384	34,721
Ocular Therapeutix, Inc.*	5,068	59,245
Omeros Corp.(x)*	2,142	8,782
Pacira BioSciences, Inc.*	1,664	42,881
Phathom Pharmaceuticals, Inc.*	1,412	16,619
Phibro Animal Health Corp., Class A	692	27,998
Prestige Consumer Healthcare, Inc.*	1,760	109,824
Rapport Therapeutics, Inc.*	554	16,454
scPharmaceuticals, Inc.*	1,270	7,201
Septerna, Inc.(x)*	603	11,342
SIGA Technologies, Inc.	1,247	11,410
Supernus Pharmaceuticals, Inc.*	1,862	88,985
Tarsus Pharmaceuticals, Inc.*	1,358	80,706
Terns Pharmaceuticals, Inc.*	2,594	19,481
Theravance Biopharma, Inc.*	1,240	18,104
Third Harmonic Bio, Inc.(r)*	857	—
Trevi Therapeutics, Inc.*	3,291	30,113
Tvardi Therapeutics, Inc.(x)*	160	6,235
WaVe Life Sciences Ltd.*	4,254	31,139
Xeris Biopharma Holdings, Inc.*	5,030	40,944
Zevra Therapeutics, Inc.*	1,856	17,651

		2,009,521

Total Health Care		19,618,326

Industrials (18.6%)
Aerospace & Defense (4.8%)
AAR Corp.*	1,281	114,867
AeroVironment, Inc.*	1,122	353,307
AerSale Corp.*	1,291	10,573
AIRO Group Holdings, Inc.*	243	4,666
Archer Aviation, Inc., Class A*	19,155	183,505
Astronics Corp.*	1,071	48,848
Babcock International Group plc	83,959	1,501,789
Byrna Technologies, Inc.(x)*	674	14,936
Cadre Holdings, Inc.	952	34,758
Ducommun, Inc.*	499	47,969
Eve Holding, Inc.(x)*	1,734	6,607
Intuitive Machines, Inc.(x)*	3,944	41,491
Kratos Defense & Security Solutions, Inc.*	5,868	536,159
Melrose Industries plc	322,645	2,641,737
Mercury Systems, Inc.*	1,829	141,565
Moog, Inc., Class A	979	203,309
National Presto Industries, Inc.	186	20,860
Park Aerospace Corp.	557	11,329
QinetiQ Group plc	473,363	3,498,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Redwire Corp.(x)*	1,760	$15,822
Satellogic, Inc., Class A(x)*	2,414	7,918
Senior plc	823,110	2,198,503
V2X, Inc.*	699	40,605
Voyager Technologies, Inc., Class A(x)*	427	12,716
VSE Corp.	706	117,365

		11,809,463

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	716	18,358
Hub Group, Inc., Class A	2,176	74,941
Radiant Logistics, Inc.*	885	5,222

		98,521

Building Products (1.6%)
American Woodmark Corp.*	10,099	674,209
Apogee Enterprises, Inc.	698	30,412
AZZ, Inc.	1,045	114,041
CSW Industrials, Inc.	567	137,639
Gibraltar Industries, Inc.*	1,015	63,742
Griffon Corp.	1,333	101,508
Insteel Industries, Inc.	683	26,186
Janus International Group, Inc.*	4,919	48,551
JELD-WEN Holding, Inc.*	3,265	16,031
Masterbrand, Inc.*	4,554	59,976
Quanex Building Products Corp.	1,759	25,013
Resideo Technologies, Inc.*	35,784	1,545,153
Tecnoglass, Inc.	880	58,881
UFP Industries, Inc.	8,860	828,322
Zurn Elkay Water Solutions Corp.	5,269	247,801

		3,977,465

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	2,208	101,833
ACCO Brands Corp.	3,613	14,416
Acme United Corp.(x)	114	4,695
ACV Auctions, Inc., Class A*	6,023	59,688
Brady Corp., Class A	6,864	535,598
BrightView Holdings, Inc.*	2,221	29,761
Brink’s Co. (The)	1,483	173,303
Casella Waste Systems, Inc., Class A*	2,208	209,495
CECO Environmental Corp.*	1,064	54,477
Cimpress plc*	534	33,663
CompX International, Inc.(x)	68	1,591
CoreCivic, Inc.*	3,764	76,597
Deluxe Corp.	1,450	28,072
Driven Brands Holdings, Inc.*	2,183	35,168
Ennis, Inc.	866	15,830
Enviri Corp.*	2,826	35,862
GEO Group, Inc. (The)*	4,712	96,549
Healthcare Services Group, Inc.*	2,698	45,407
HNI Corp.	16,033	751,146
Interface, Inc., Class A	1,985	57,446
Liquidity Services, Inc.*	824	22,602
MillerKnoll, Inc.	2,363	41,920
Mobile Infrastructure Corp., Class A(x)*	1,116	3,928
Montrose Environmental Group, Inc.*	1,073	29,465
MSA Safety, Inc.	2,852	490,744
NL Industries, Inc.	460	2,829
OPENLANE, Inc.*	3,688	106,141
Perma-Fix Environmental Services, Inc.(x)*	555	5,605
Pitney Bowes, Inc.(x)	6,063	69,179
Quad/Graphics, Inc.	1,010	6,323
Steelcase, Inc., Class A	2,930	50,396
UniFirst Corp.	525	87,775
Vestis Corp.	4,119	18,659
Virco Mfg. Corp.(x)	456	3,534

		3,299,697

Construction & Engineering (2.5%)
Ameresco, Inc., Class A*	1,104	37,072
Arcosa, Inc.	1,721	161,275
Argan, Inc.	459	123,953
Bowman Consulting Group Ltd., Class A*	458	19,401
Centuri Holdings, Inc.*	2,456	51,993
Concrete Pumping Holdings, Inc.	789	5,562
Construction Partners, Inc., Class A*	1,654	210,058
Dycom Industries, Inc.*	987	287,967
Fluor Corp.*	5,768	242,660
Granite Construction, Inc.(x)	1,533	168,093
Great Lakes Dredge & Dock Corp.*	2,537	30,419
IES Holdings, Inc.(x)*	314	124,862
Limbach Holdings, Inc.(x)*	376	36,517
Matrix Service Co.*	867	11,340
MYR Group, Inc.*	530	110,256
NWPX Infrastructure, Inc.*	382	20,219
Orion Group Holdings, Inc.*	1,299	10,808
Primoris Services Corp.	1,911	262,438
Southland Holdings, Inc.*	165	708
Sterling Infrastructure, Inc.*	1,051	357,004
Tutor Perini Corp.*	1,581	103,698
Valmont Industries, Inc.	9,041	3,505,467
WillScot Holdings Corp.	12,915	272,636

		6,154,406

Electrical Equipment (1.8%)
Allient, Inc.	541	24,210
American Superconductor Corp.*	1,533	91,045
Amprius Technologies, Inc.(x)*	3,300	34,716
Array Technologies, Inc.*	5,092	41,500
Atkore, Inc.	1,161	72,841
Bloom Energy Corp., Class A*	7,544	637,996
Complete Solaria, Inc.(x)*	2,593	4,564
EnerSys	1,349	152,383
Enovix Corp.(x)*	5,903	58,853
Eos Energy Enterprises, Inc.(x)*	8,904	101,416
Fluence Energy, Inc., Class A(x)*	2,520	27,216
Hyliion Holdings Corp.(x)*	3,025	5,959
KULR Technology Group, Inc.(x)*	1,135	4,722
LSI Industries, Inc.	953	22,500
NANO Nuclear Energy, Inc.(x)*	1,078	41,568
Net Power, Inc.(x)*	896	2,697
NEXTracker, Inc., Class A*	5,098	377,201
NuScale Power Corp., Class A(x)*	4,449	160,164
Plug Power, Inc.(x)*	37,632	87,683
Powell Industries, Inc.(x)	341	103,940
Power Solutions International, Inc.*	237	23,278
Preformed Line Products Co.	97	19,026
Regal Rexnord Corp.	15,355	2,202,521
Shoals Technologies Group, Inc., Class A*	5,773	42,778
SKYX Platforms Corp.(x)*	3,803	4,259
Sunrun, Inc.*	7,425	128,378
T1 Energy, Inc.(x)*	4,749	10,353
Thermon Group Holdings, Inc.*	1,194	31,904
Vicor Corp.*	822	40,870

		4,556,541

Ground Transportation (0.5%)
ArcBest Corp.	751	52,472
Covenant Logistics Group, Inc., Class A	461	9,985
FTAI Infrastructure, Inc.	3,446	15,025
Heartland Express, Inc.	1,818	15,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.(x)*	4,459	$30,321
Knight-Swift Transportation Holdings, Inc., Class A	3,099	122,442
Marten Transport Ltd.	2,197	23,420
PAMT Corp.*	268	3,055
Proficient Auto Logistics, Inc.(x)*	686	4,727
RXO, Inc.*	62,429	960,158
Universal Logistics Holdings, Inc.(x)	234	5,485
Werner Enterprises, Inc.	1,839	48,402

		1,290,727

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	780	26,153

Machinery (4.0%)
3D Systems Corp.*	5,273	15,292
Aebi Schmidt Holding AG	1,385	17,271
AirJoule Technologies Corp.*	1,001	4,695
Alamo Group, Inc.	353	67,388
Albany International Corp., Class A	1,066	56,818
Astec Industries, Inc.	820	39,467
Atmus Filtration Technologies, Inc.	2,948	132,925
Blue Bird Corp.*	1,084	62,384
Chart Industries, Inc.*	1,586	317,438
Columbus McKinnon Corp.	1,017	14,584
Douglas Dynamics, Inc.	718	22,445
Eastern Co. (The)	217	5,091
Energy Recovery, Inc.*	2,018	31,118
Enerpac Tool Group Corp., Class A	1,870	76,670
Enpro, Inc.	739	167,014
ESCO Technologies, Inc.	918	193,799
Federal Signal Corp.	2,116	251,783
Franklin Electric Co., Inc.	1,390	132,328
Gates Industrial Corp. plc*	121,156	3,007,092
Gencor Industries, Inc.*	464	6,788
Gorman-Rupp Co. (The)	720	33,415
Graham Corp.*	359	19,709
Greenbrier Cos., Inc. (The)	1,106	51,064
Helios Technologies, Inc.	1,121	58,438
Hillenbrand, Inc.	2,488	67,275
Hillman Solutions Corp.*	6,898	63,324
Hyster-Yale, Inc.	442	16,292
JBT Marel Corp.	1,837	258,007
Kadant, Inc.	410	122,008
Kennametal, Inc.	2,741	57,369
L B Foster Co., Class A*	384	10,349
Lindsay Corp.	371	52,148
Luxfer Holdings plc	1,050	14,595
Manitowoc Co., Inc. (The)*	1,000	10,010
Mayville Engineering Co., Inc.*	486	6,687
Microvast Holdings, Inc.(x)*	7,120	27,412
Middleby Corp. (The)*	11,857	1,576,151
Miller Industries, Inc.	427	17,259
Mueller Water Products, Inc., Class A	62,185	1,586,961
Omega Flex, Inc.	149	4,647
Palladyne AI Corp.(x)*	913	7,843
Park-Ohio Holdings Corp.	369	7,838
Proto Labs, Inc.*	812	40,624
REV Group, Inc.	1,714	97,132
Richtech Robotics, Inc., Class B(x)*	2,352	10,090
SPX Technologies, Inc.*	1,699	317,339
Standex International Corp.	418	88,574
Tennant Co.	650	52,689
Terex Corp.	2,218	113,783
Titan International, Inc.*	1,699	12,844
Trinity Industries, Inc.	2,785	78,091
Wabash National Corp.	1,593	15,723
Watts Water Technologies, Inc., Class A	966	269,784
Worthington Enterprises, Inc.	1,077	59,763

		9,847,627

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	325	4,670
Costamare, Inc.	1,629	19,401
Genco Shipping & Trading Ltd.(x)	1,277	22,731
Himalaya Shipping Ltd.	1,210	9,958
Matson, Inc.	1,159	114,266
Pangaea Logistics Solutions Ltd.	996	5,060
Safe Bulkers, Inc.	2,395	10,634

		186,720

Passenger Airlines (0.2%)
Allegiant Travel Co.*	500	30,385
Frontier Group Holdings, Inc.*	2,999	13,241
JetBlue Airways Corp.(x)*	11,267	55,434
Joby Aviation, Inc.(x)*	16,194	261,371
SkyWest, Inc.*	1,409	141,773
Strata Critical Medical, Inc.*	2,500	12,650
Sun Country Airlines Holdings, Inc.*	1,942	22,935

		537,789

Professional Services (0.8%)
Acuren Corp.*	5,997	79,820
Alight, Inc., Class A	15,091	49,197
Asure Software, Inc.*	830	6,806
Barrett Business Services, Inc.	861	38,160
BlackSky Technology, Inc., Class A(x)*	1,127	22,709
CBIZ, Inc.*	1,719	91,038
Conduent, Inc.*	6,227	17,436
CRA International, Inc.	225	46,919
CSG Systems International, Inc.	1,014	65,281
Exponent, Inc.	1,728	120,061
First Advantage Corp.*	2,847	43,815
Forrester Research, Inc.*	473	5,014
Franklin Covey Co.*	446	8,657
Heidrick & Struggles International, Inc.	743	36,979
HireQuest, Inc.(x)	236	2,270
Huron Consulting Group, Inc.*	617	90,557
IBEX Holdings Ltd.*	343	13,898
ICF International, Inc.	630	58,464
Innodata, Inc.(x)*	1,095	84,392
Insperity, Inc.	1,315	64,698
Kelly Services, Inc., Class A	1,215	15,941
Kforce, Inc.	698	20,926
Korn Ferry	1,838	128,623
Legalzoom.com, Inc.*	3,963	41,136
Maximus, Inc.	1,983	181,187
Mistras Group, Inc.*	401	3,946
Planet Labs PBC*	7,921	102,815
RCM Technologies, Inc.*	197	5,230
Resolute Holdings Management, Inc.*	180	12,987
Resources Connection, Inc.	1,162	5,868
Skillsoft Corp.(x)*	301	3,919
Spire Global, Inc.(x)*	945	10,386
TriNet Group, Inc.	1,059	70,837
TrueBlue, Inc.*	1,267	7,767
TTEC Holdings, Inc.*	825	2,772
Upwork, Inc.*	4,248	78,885
Verra Mobility Corp., Class A*	5,529	136,566
Willdan Group, Inc.*	462	44,671
WNS Holdings Ltd.*	1,315	100,295

		1,920,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	939	$6,798
BlueLinx Holdings, Inc.*	244	17,831
Boise Cascade Co.	1,296	100,207
Custom Truck One Source, Inc.*	1,990	12,776
Distribution Solutions Group, Inc.*	278	8,362
DNOW, Inc.*	3,527	53,787
DXP Enterprises, Inc.*	448	53,343
EVI Industries, Inc.	209	6,606
GATX Corp.	1,272	222,346
Global Industrial Co.	539	19,765
Herc Holdings, Inc.	1,140	132,992
Hudson Technologies, Inc.*	1,218	12,095
Karat Packaging, Inc.	208	5,244
McGrath RentCorp	12,896	1,512,701
MRC Global, Inc.*	2,991	43,130
NPK International, Inc.*	2,619	29,621
Rush Enterprises, Inc., Class A	2,099	112,234
Rush Enterprises, Inc., Class B	317	18,202
Titan Machinery, Inc.*	794	13,292
Transcat, Inc.*	346	25,327
Willis Lease Finance Corp.	99	13,572
Xometry, Inc., Class A(x)*	1,507	82,086

		2,502,317

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	929	9,169

Total Industrials		46,217,523

Information Technology (12.7%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	2,755	25,842
Applied Optoelectronics, Inc.(x)*	1,932	50,097
Aviat Networks, Inc.*	434	9,952
BK Technologies Corp.*	97	8,195
Calix, Inc.*	2,089	128,202
Clearfield, Inc.*	366	12,583
CommScope Holding Co., Inc.*	7,463	115,527
Digi International, Inc.*	1,321	48,164
Extreme Networks, Inc.*	4,701	97,076
Harmonic, Inc.*	4,158	42,328
Inseego Corp.*	554	8,293
NETGEAR, Inc.*	1,024	33,167
NetScout Systems, Inc.*	2,497	64,497
Ribbon Communications, Inc.*	3,619	13,752
Viasat, Inc.*	4,094	119,954
Viavi Solutions, Inc.*	7,607	96,533

		874,162

Electronic Equipment, Instruments & Components (4.5%)
908 Devices, Inc.(x)*	903	7,910
Advanced Energy Industries, Inc.	1,325	225,435
Aeva Technologies, Inc.*	1,107	16,051
Arlo Technologies, Inc.*	3,520	59,664
Badger Meter, Inc.	1,042	186,080
Bel Fuse, Inc., Class A	43	5,003
Bel Fuse, Inc., Class B	361	50,908
Belden, Inc.	1,390	167,175
Benchmark Electronics, Inc.	57,600	2,220,480
Climb Global Solutions, Inc.	126	16,990
CTS Corp.	1,021	40,779
Daktronics, Inc.*	1,327	27,761
ePlus, Inc.	903	64,122
Evolv Technologies Holdings, Inc.*	3,981	30,057
Fabrinet*	1,271	463,432
Frequency Electronics, Inc.*	230	7,799
Insight Enterprises, Inc.*	1,003	113,750
Itron, Inc.*	1,597	198,922
Kimball Electronics, Inc.*	807	24,097
Knowles Corp.*	94,174	2,195,196
Methode Electronics, Inc.	1,199	9,052
MicroVision, Inc.(x)*	7,782	9,650
Mirion Technologies, Inc., Class A*	8,109	188,615
M-Tron Industries, Inc.*	117	6,491
Napco Security Technologies, Inc.	1,180	50,681
Neonode, Inc.*	370	1,291
nLight, Inc.*	1,625	48,149
Novanta, Inc.*	1,287	128,893
OSI Systems, Inc.*	563	140,322
Ouster, Inc.*	1,833	49,583
PAR Technology Corp.(x)*	1,439	56,956
PC Connection, Inc.	422	26,160
Plexus Corp.*	943	136,443
Powerfleet, Inc.(x)*	4,832	25,320
Red Cat Holdings, Inc.(x)*	3,171	32,820
Richardson Electronics Ltd.	526	5,150
Rogers Corp.*	662	53,265
Sanmina Corp.*	4,583	527,549
ScanSource, Inc.*	704	30,969
TTM Technologies, Inc.*	6,260	360,576
Vishay Intertechnology, Inc.	4,185	64,031
Vishay Precision Group, Inc.*	431	13,814
Vontier Corp.	73,691	3,092,811
Vuzix Corp.(x)*	2,210	6,917

		11,187,119

IT Services (0.2%)
Applied Digital Corp.*	7,502	172,096
ASGN, Inc.*	1,453	68,800
Backblaze, Inc., Class A*	1,691	15,692
BigBear.ai Holdings, Inc.(x)*	10,404	67,834
Commerce.com, Inc.*	2,000	9,980
Crexendo, Inc.*	790	5,135
CSP, Inc.	407	4,701
DigitalOcean Holdings, Inc.*	2,414	82,462
Fastly, Inc., Class A*	4,596	39,296
Grid Dynamics Holdings, Inc.*	2,299	17,725
Hackett Group, Inc. (The)	930	17,679
Information Services Group, Inc.	1,731	9,953
Rackspace Technology, Inc.*	2,744	3,869
TSS, Inc.(x)*	657	11,898
Tucows, Inc., Class A*	330	6,123
Unisys Corp.*	2,335	9,107
VTEX, Class A*	2,039	8,931

		551,281

Semiconductors & Semiconductor Equipment (3.1%)
ACM Research, Inc., Class A*	1,737	67,969
Aehr Test Systems(x)*	967	29,116
Aeluma, Inc.(x)*	326	5,249
Alpha & Omega Semiconductor Ltd.*	912	25,500
Ambarella, Inc.*	1,413	116,601
Ambiq Micro, Inc.*	149	4,458
Atomera, Inc.(x)*	963	4,256
Axcelis Technologies, Inc.*	1,120	109,357
Blaize Holdings, Inc.(x)*	2,142	7,390
CEVA, Inc.*	902	23,822
Cohu, Inc.*	1,682	34,195
Credo Technology Group Holding Ltd.*	5,211	758,774
Diodes, Inc.*	1,634	86,945
FormFactor, Inc.*	2,800	101,976
Ichor Holdings Ltd.*	1,247	21,847
Impinj, Inc.*	909	164,302
indie Semiconductor, Inc., Class A(x)*	5,874	23,907
Kopin Corp.*	5,171	12,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kulicke & Soffa Industries, Inc.	1,860	$75,590
MaxLinear, Inc., Class A*	2,878	46,278
MKS, Inc.	26,538	3,284,608
Navitas Semiconductor Corp., Class A(x)*	4,929	35,587
NVE Corp.	179	11,683
Onto Innovation, Inc.*	8,134	1,051,076
PDF Solutions, Inc.*	1,199	30,958
Penguin Solutions, Inc.(x)*	1,907	50,116
Photronics, Inc.*	2,007	46,061
Power Integrations, Inc.	1,939	77,967
Rambus, Inc.*	3,790	394,918
Rigetti Computing, Inc.(x)*	11,227	334,452
Semtech Corp.*	3,065	218,994
Silicon Laboratories, Inc.*	1,128	147,915
SiTime Corp.*	743	223,873
SkyWater Technology, Inc.*	1,127	21,030
Synaptics, Inc.*	1,314	89,799
Ultra Clean Holdings, Inc.*	1,582	43,110
Veeco Instruments, Inc.*	1,886	57,391

		7,839,636

Software (4.2%)
8x8, Inc.*	4,741	10,051
A10 Networks, Inc.	2,613	47,426
ACI Worldwide, Inc.*	80,533	4,249,726
Adeia, Inc.	3,979	66,847
Agilysys, Inc.*	890	93,672
Airship AI Holdings, Inc.(x)*	966	4,994
Alarm.com Holdings, Inc.*	1,669	88,591
Alkami Technology, Inc.*	2,464	61,206
Amplitude, Inc., Class A*	3,226	34,583
Appian Corp., Class A*	1,448	44,265
Arteris, Inc.*	1,169	11,807
Asana, Inc., Class A(x)*	2,956	39,492
AudioEye, Inc.*	271	3,756
AvePoint, Inc.*	4,815	72,273
Bit Digital, Inc.(x)*	10,741	32,223
Bitdeer Technologies Group, Class A(x)*	3,228	55,167
Blackbaud, Inc.*	1,368	87,976
BlackLine, Inc.*	1,789	94,996
Blend Labs, Inc., Class A*	7,942	28,988
Box, Inc., Class A*	4,894	157,929
Braze, Inc., Class A*	2,752	78,267
C3.ai, Inc., Class A(x)*	4,369	75,758
Cerence, Inc.(x)*	1,633	20,347
Cipher Mining, Inc.(x)*	9,526	119,932
Cleanspark, Inc.(x)*	9,588	139,026
Clear Secure, Inc., Class A	2,897	96,702
Clearwater Analytics Holdings, Inc., Class A*	8,606	155,080
Commvault Systems, Inc.*	1,570	296,385
Consensus Cloud Solutions, Inc.*	653	19,179
Core Scientific, Inc.(x)*	9,968	178,826
CoreCard Corp.*	196	5,276
CS Disco, Inc.*	1,040	6,718
Daily Journal Corp.*	49	22,792
Digimarc Corp.(x)*	578	5,647
Digital Turbine, Inc.(x)*	3,461	22,150
Domo, Inc., Class B*	1,032	16,347
D-Wave Quantum, Inc.(x)*	10,823	267,436
eGain Corp.*	715	6,228
EverCommerce, Inc.*	742	8,258
Expensify, Inc., Class A*	2,056	3,804
Five9, Inc.*	2,748	66,502
Freshworks, Inc., Class A*	7,235	85,156
Hut 8 Corp.*	3,252	113,202
I3 Verticals, Inc., Class A(x)*	823	26,715
Intapp, Inc.*	2,034	83,191
InterDigital, Inc.	913	315,195
Jamf Holding Corp.*	2,392	25,594
Kaltura, Inc.*	3,651	5,257
Life360, Inc.(x)*	583	61,973
LiveRamp Holdings, Inc.*	2,338	63,453
MARA Holdings, Inc.(x)*	12,997	237,325
Mercurity Fintech Holding, Inc.(x)*	1,176	28,906
Meridianlink, Inc.*	1,177	23,458
Mitek Systems, Inc.*	1,587	15,505
N-able, Inc.*	2,827	22,051
NCR Voyix Corp.*	4,777	59,951
NextNav, Inc.*	3,007	43,000
ON24, Inc.*	1,375	7,865
OneSpan, Inc.	1,361	21,626
Ooma, Inc.*	1,003	12,026
Pagaya Technologies Ltd., Class A*	1,643	48,781
PagerDuty, Inc.*	3,090	51,047
Porch Group, Inc.*	2,870	48,159
Progress Software Corp.*	1,525	66,993
PROS Holdings, Inc.(x)*	1,646	37,710
Q2 Holdings, Inc.*	2,161	156,435
Qualys, Inc.*	1,263	167,133
Rapid7, Inc.*	2,244	42,075
Red Violet, Inc.	433	22,624
ReposiTrak, Inc.(x)	296	4,387
Rezolve AI plc(x)*	4,972	24,761
Rimini Street, Inc.*	2,281	10,675
Riot Platforms, Inc.(x)*	12,225	232,642
Sapiens International Corp. NV	1,066	45,838
SEMrush Holdings, Inc., Class A*	1,421	10,061
Silvaco Group, Inc.(x)*	361	1,953
SoundHound AI, Inc., Class A(x)*	12,827	206,258
SoundThinking, Inc.*	440	5,306
Sprinklr, Inc., Class A*	4,186	32,316
Sprout Social, Inc., Class A*	1,908	24,651
SPS Commerce, Inc.*	1,314	136,840
Synchronoss Technologies, Inc.*	743	4,517
Telos Corp.*	1,654	11,313
Tenable Holdings, Inc.*	4,337	126,467
Terawulf, Inc.(x)*	10,117	115,536
Varonis Systems, Inc.*	3,850	221,259
Verint Systems, Inc.*	2,206	44,672
Vertex, Inc., Class A*	2,349	58,232
Viant Technology, Inc., Class A*	614	5,299
Weave Communications, Inc.*	2,064	13,788
WM Technology, Inc.*	3,549	4,117
Workiva, Inc., Class A*	1,740	149,779
Xperi, Inc.*	1,283	8,314
Yext, Inc.*	3,776	32,172
Zeta Global Holdings Corp., Class A*	6,508	129,314

		10,449,501

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A*	1,578	32,854
Corsair Gaming, Inc.*	1,529	13,639
CPI Card Group, Inc.*	187	2,831
Diebold Nixdorf, Inc.*	867	49,445
Eastman Kodak Co.(x)*	2,333	14,955
Immersion Corp.	1,086	7,971
IonQ, Inc.(x)*	9,711	597,226
Quantum Computing, Inc.(x)*	4,671	85,993
Turtle Beach Corp.*	392	6,233
Xerox Holdings Corp.	4,504	16,935

		828,082

Total Information Technology		31,729,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.2%)
Chemicals (2.8%)
AdvanSix, Inc.	903	$17,500
American Vanguard Corp.*	1,172	6,727
Arq, Inc.*	1,204	8,621
Ashland, Inc.	4,792	229,585
ASP Isotopes, Inc.(x)*	2,648	25,474
Aspen Aerogels, Inc.*	2,243	15,611
Avient Corp.	73,254	2,413,719
Balchem Corp.	1,147	172,119
Cabot Corp.	1,854	140,997
Chemours Co. (The)	5,406	85,631
Core Molding Technologies, Inc.*	341	7,007
Ecovyst, Inc.*	4,209	36,871
Elementis plc	1,342,387	2,931,931
Flotek Industries, Inc.(x)*	505	7,373
Hawkins, Inc.	682	124,615
HB Fuller Co.	1,860	110,261
Ingevity Corp.*	1,314	72,520
Innospec, Inc.	891	68,750
Intrepid Potash, Inc.*	386	11,804
Koppers Holdings, Inc.	640	17,920
Kronos Worldwide, Inc.	966	5,545
LSB Industries, Inc.*	1,920	15,130
Mativ Holdings, Inc.	1,784	20,177
Minerals Technologies, Inc.	1,143	71,003
Orion SA	1,805	13,682
Perimeter Solutions, Inc.*	4,847	108,524
PureCycle Technologies, Inc.(x)*	4,689	61,660
Quaker Chemical Corp.	489	64,426
Rayonier Advanced Materials, Inc.*	2,486	17,949
Sensient Technologies Corp.	1,505	141,244
Solesence, Inc.(x)*	878	2,827
Stepan Co.	780	37,206
Trinseo plc	1,366	3,210
Tronox Holdings plc	4,577	18,399
Valhi, Inc.	115	1,815

		7,087,833

Construction Materials (0.1%)
Knife River Corp.*	2,038	156,661
Smith-Midland Corp.(x)*	40	1,476
Titan America SA(x)	841	12,564
United States Lime & Minerals, Inc.	383	50,384

		221,085

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	5,271	21,031
Greif, Inc., Class A	943	56,354
Greif, Inc., Class B	152	9,365
Myers Industries, Inc.	1,413	23,936
O-I Glass, Inc.*	5,228	67,807
Ranpak Holdings Corp., Class A*	1,818	10,217
TriMas Corp.	1,212	46,832

		235,542

Metals & Mining (2.8%)
Alpha Metallurgical Resources, Inc.*	400	65,636
American Battery Technology Co.*	3,651	17,744
Ascent Industries Co.*	361	4,650
Caledonia Mining Corp. plc	595	21,545
Century Aluminum Co.*	1,912	56,136
Coeur Mining, Inc.*	22,533	422,719
Commercial Metals Co.	63,445	3,634,130
Compass Minerals International, Inc.*	1,251	24,019
Constellium SE*	5,164	76,840
Contango ORE, Inc.*	350	8,726
Critical Metals Corp.(x)*	857	5,331
Dakota Gold Corp.*	2,351	10,697
Ferroglobe plc	4,418	20,102
Friedman Industries, Inc.	277	6,065
Hecla Mining Co.	21,112	255,455
Idaho Strategic Resources, Inc.*	470	15,881
Ivanhoe Electric, Inc.*	2,927	36,734
Kaiser Aluminum Corp.	581	44,830
Lifezone Metals Ltd.*	592	3,244
MAC Copper Ltd.*	2,059	25,140
Materion Corp.	745	90,003
Metallus, Inc.*	1,104	18,249
NioCorp Developments Ltd.(x)*	1,908	12,745
Novagold Resources, Inc.*	10,607	93,342
Olympic Steel, Inc.	367	11,175
Perpetua Resources Corp.*	2,644	53,488
Ramaco Resources, Inc., Class A*	1,021	33,887
Ryerson Holding Corp.	60,318	1,378,870
SSR Mining, Inc.*	7,174	175,189
SunCoke Energy, Inc.	3,236	26,406
Tredegar Corp.*	1,082	8,688
United States Antimony Corp.(x)*	3,390	21,018
US Gold Corp.*	422	6,955
Vox Royalty Corp.(x)	1,593	6,850
Warrior Met Coal, Inc.	1,824	116,079
Worthington Steel, Inc.	1,189	36,134

		6,844,702

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	626	12,996
Louisiana-Pacific Corp.	9,883	878,006
Magnera Corp.*	1,170	13,712
Sylvamo Corp.	1,134	50,145

		954,859

Total Materials		15,344,021

Real Estate (3.6%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	40,170	730,692
Alpine Income Property Trust, Inc. (REIT)	334	4,733
American Assets Trust, Inc. (REIT)	1,903	38,669
Armada Hoffler Properties, Inc. (REIT)	2,784	19,516
Broadstone Net Lease, Inc. (REIT)	6,772	121,016
CTO Realty Growth, Inc. (REIT)	1,033	16,838
Essential Properties Realty Trust, Inc. (REIT)	7,092	211,058
Gladstone Commercial Corp. (REIT)	1,530	18,849
Global Net Lease, Inc. (REIT)	7,256	58,991
Modiv Industrial, Inc. (REIT), Class C	320	4,685
NexPoint Diversified Real Estate Trust (REIT)	1,564	5,771
One Liberty Properties, Inc. (REIT)	547	12,100

		1,242,918

Health Care REITs (0.4%)
American Healthcare REIT, Inc. (REIT)	5,673	238,323
CareTrust REIT, Inc. (REIT)	7,476	259,268
Community Healthcare Trust, Inc. (REIT)	962	14,719
Diversified Healthcare Trust (REIT)	7,270	32,061
Global Medical REIT, Inc. (REIT)(x)	427	14,394
LTC Properties, Inc. (REIT)	1,601	59,013
National Health Investors, Inc. (REIT)	1,631	129,664
Sabra Health Care REIT, Inc. (REIT)	8,481	158,086
Sila Realty Trust, Inc. (REIT)	2,015	50,576
Strawberry Fields REIT, Inc. (REIT)	293	3,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	462	$18,096

		977,804

Hotel & Resort REITs (0.2%)
Apple Hospitality REIT, Inc. (REIT)	7,685	92,297
Braemar Hotels & Resorts, Inc. (REIT)	2,943	8,034
Chatham Lodging Trust (REIT)	1,459	9,790
DiamondRock Hospitality Co. (REIT)	7,399	58,896
Pebblebrook Hotel Trust (REIT)	4,215	48,009
RLJ Lodging Trust (REIT)	5,316	38,275
Ryman Hospitality Properties, Inc. (REIT)	2,151	192,708
Service Properties Trust (REIT)	4,618	12,515
Summit Hotel Properties, Inc. (REIT)	4,063	22,306
Sunstone Hotel Investors, Inc. (REIT)	6,392	59,893
Xenia Hotels & Resorts, Inc. (REIT)	3,647	50,037

		592,760

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	1,772	10,331
Innovative Industrial Properties, Inc. (REIT)	937	50,204
LXP Industrial Trust (REIT)	10,590	94,886
Plymouth Industrial REIT, Inc. (REIT)	1,418	31,664
STAG Industrial, Inc. (REIT)	13,789	486,614
Terreno Realty Corp. (REIT)	3,612	204,981

		878,680

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	6,631	27,651
City Office REIT, Inc. (REIT)	1,704	11,860
COPT Defense Properties (REIT)	4,011	116,560
Douglas Emmett, Inc. (REIT)	4,645	72,323
Easterly Government Properties, Inc. (REIT), Class A	1,499	34,372
Empire State Realty Trust, Inc. (REIT), Class A	4,908	37,595
Franklin Street Properties Corp. (REIT)	4,251	6,802
Hudson Pacific Properties, Inc. (REIT)*	11,871	32,764
JBG SMITH Properties (REIT)	2,168	48,238
NET Lease Office Properties (REIT)	583	17,292
Paramount Group, Inc. (REIT)*	6,551	42,843
Peakstone Realty Trust (REIT)	1,420	18,630
Piedmont Realty Trust, Inc. (REIT)	4,275	38,475
Postal Realty Trust, Inc. (REIT), Class A	804	12,615
SL Green Realty Corp. (REIT)	2,489	148,867

		666,887

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	2	33
Anywhere Real Estate, Inc.*	3,437	36,398
Compass, Inc., Class A*	16,454	132,126
Cushman & Wakefield plc*	6,741	107,317
Douglas Elliman, Inc.*	2,600	7,436
eXp World Holdings, Inc.(x)	2,891	30,818
Forestar Group, Inc.*	625	16,619
FRP Holdings, Inc.*	447	10,889
Kennedy-Wilson Holdings, Inc.	4,267	35,501
Marcus & Millichap, Inc.	825	24,214
Maui Land & Pineapple Co., Inc.*	332	6,188
Newmark Group, Inc., Class A	5,457	101,773
RE/MAX Holdings, Inc., Class A*	778	7,337
Real Brokerage, Inc. (The)*	4,091	17,100
RMR Group, Inc. (The), Class A	654	10,287
Seaport Entertainment Group, Inc.(x)*	240	5,501
St Joe Co. (The)	1,292	63,928
Stratus Properties, Inc.*	244	5,163
Tejon Ranch Co.*	772	12,337
Transcontinental Realty Investors, Inc.*	56	2,583

		633,548

Residential REITs (0.6%)
Apartment Investment and Management Co. (REIT), Class A	4,949	39,246
BRT Apartments Corp. (REIT)	500	7,830
Centerspace (REIT)	623	36,695
Clipper Realty, Inc. (REIT)	606	2,303
Elme Communities (REIT)	3,214	54,188
Independence Realty Trust, Inc. (REIT)	79,275	1,299,317
NexPoint Residential Trust, Inc. (REIT)	793	25,550
UMH Properties, Inc. (REIT)	2,834	42,085
Veris Residential, Inc. (REIT)	2,801	42,575

		1,549,789

Retail REITs (0.8%)
Acadia Realty Trust (REIT)	4,438	89,426
Alexander’s, Inc. (REIT)	82	19,228
CBL & Associates Properties, Inc. (REIT)	600	18,348
Curbline Properties Corp. (REIT)	3,458	77,113
FrontView REIT, Inc. (REIT)	387	5,306
Getty Realty Corp. (REIT)	1,787	47,945
InvenTrust Properties Corp. (REIT)	2,645	75,700
Kite Realty Group Trust (REIT)	46,743	1,042,369
Macerich Co. (The) (REIT)	9,085	165,347
NETSTREIT Corp. (REIT)(x)	3,300	59,598
Phillips Edison & Co., Inc. (REIT)	4,470	153,455
Saul Centers, Inc. (REIT)	340	10,836
SITE Centers Corp. (REIT)	1,752	15,786
Tanger, Inc. (REIT)	3,924	132,788
Urban Edge Properties (REIT)	4,618	94,530
Whitestone REIT (REIT)	1,778	21,834

		2,029,609

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	1,718	18,692
Four Corners Property Trust, Inc. (REIT)	3,418	83,399
Gladstone Land Corp. (REIT)(x)	972	8,903
Outfront Media, Inc. (REIT)	5,072	92,919
PotlatchDeltic Corp. (REIT)	2,790	113,692
Safehold, Inc. (REIT)	1,836	28,440
Smartstop Self Storage REIT, Inc. (REIT)(x)	1,015	38,205

		384,250

Total Real Estate		8,956,245

Utilities (1.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	2,036	135,190
Genie Energy Ltd., Class B	768	11,482
Hawaiian Electric Industries, Inc.*	6,327	69,850
IDACORP, Inc.	5,290	699,073
MGE Energy, Inc.	1,277	107,498
Oklo, Inc., Class A(x)*	3,822	426,650
Otter Tail Corp.	1,399	114,676
Portland General Electric Co.	3,897	171,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TXNM Energy, Inc.	3,476	$196,568

		1,932,455

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,180	171,881
Chesapeake Utilities Corp.	830	111,793
New Jersey Resources Corp.	3,559	171,366
Northwest Natural Holding Co.	1,454	65,328
ONE Gas, Inc.	2,171	175,721
RGC Resources, Inc.	352	7,899
Southwest Gas Holdings, Inc.	2,283	178,850
Spire, Inc.	2,102	171,355

		1,054,193

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,107	21,664
Montauk Renewables, Inc.*	2,861	5,751
Ormat Technologies, Inc.	2,144	206,360

		233,775

Multi-Utilities (0.4%)
Avista Corp.	2,808	106,171
Black Hills Corp.	12,572	774,309
Northwestern Energy Group, Inc.	2,199	128,883
Unitil Corp.	552	26,419

		1,035,782

Water Utilities (0.1%)
American States Water Co.	1,313	96,269
Cadiz, Inc.*	1,784	8,420
California Water Service Group	2,041	93,662
Consolidated Water Co. Ltd.	599	21,133
Global Water Resources, Inc.	500	5,150
H2O America	1,066	51,914
Middlesex Water Co.	635	34,366
Pure Cycle Corp.*	795	8,801
York Water Co. (The)	440	13,385

		333,100

Total Utilities		4,589,305

Total Common Stocks (89.2%) (Cost $167,609,708)		222,060,133

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR *	2,552	511
Icosavax, Inc., CVR *	1,211	363
Sanofi Aatd, Inc., CVR(r)*	1,372	666

		1,540

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	530	—

Total Rights (0.0%)† (Cost $948)		1,540

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29(x)* (Cost $—)	76	255

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	2,313,676	2,313,676
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	14,897,381	14,903,339

Total Investment Companies		18,817,015

Total Short-Term Investments (7.6%) (Cost $18,813,782)		18,817,015

Total Investments in Securities (96.8%) (Cost $186,424,438)		240,878,943
Other Assets Less Liabilities (3.2%)		7,965,241

Net Assets (100%)		$248,844,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $53,219 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $11,058,123. This was collateralized by $7,568,049 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/9/25 – 5/15/55 and by cash of $3,913,772 of which $3,913,676 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	199	12/2025	USD	24,432,225	237,758

					237,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,785,771	$—	$—		$2,785,771
Consumer Discretionary	24,721,244	1,174,250	—		25,895,494
Consumer Staples	1,981,859	—	—		1,981,859
Energy	8,343,801	935,604	—		9,279,405
Financials	54,641,824	1,020,579	—	(a)	55,662,403
Health Care	19,618,326	—	—	(a)	19,618,326
Industrials	36,377,235	9,840,288	—		46,217,523
Information Technology	31,729,781	—	—		31,729,781
Materials	12,412,090	2,931,931	—		15,344,021
Real Estate	8,956,245	—	—		8,956,245
Utilities	4,589,305	—	—		4,589,305
Futures	237,758	—	—		237,758
Rights
Health Care	—	874	666		1,540
Short-Term Investments
Investment Companies	18,817,015	—	—		18,817,015
Warrants
Health Care	—	255	—		255

Total Assets	$225,212,254	$15,903,781	$666		$241,116,701

Total Liabilities	$—	$—	$—		$—

Total	$225,212,254	$15,903,781	$666		$241,116,701

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,610,873
Aggregate gross unrealized depreciation	(19,233,817)

Net unrealized appreciation	$55,377,056

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,739,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
ANZ Group Holdings Ltd.	60,549	$1,330,568
APA Group	26,662	156,663
Aristocrat Leisure Ltd.	11,427	529,136
ASX Ltd.	4,073	157,906
BHP Group Ltd.	102,410	2,882,033
BlueScope Steel Ltd.	9,772	146,716
Brambles Ltd.	27,804	456,268
CAR Group Ltd.	7,415	180,461
Cochlear Ltd.	1,375	254,072
Coles Group Ltd.	26,726	411,874
Commonwealth Bank of Australia	33,833	3,736,440
Computershare Ltd.	10,365	248,896
Evolution Mining Ltd.	40,972	293,614
Fortescue Ltd.	34,001	420,271
Glencore plc	208,207	956,540
Goodman Group (REIT)	41,226	894,214
Insurance Australia Group Ltd.	48,055	260,744
Lottery Corp. Ltd. (The)	44,219	172,047
Macquarie Group Ltd.	7,378	1,070,774
Medibank Pvt Ltd.	58,634	187,007
National Australia Bank Ltd.	62,406	1,823,132
Northern Star Resources Ltd.	26,859	421,744
Origin Energy Ltd.	34,850	288,253
Pro Medicus Ltd.	1,135	231,535
Qantas Airways Ltd.	15,492	111,942
QBE Insurance Group Ltd.	30,341	413,378
REA Group Ltd.(x)	1,110	169,711
Rio Tinto Ltd.	7,477	603,747
Rio Tinto plc	22,997	1,511,638
Santos Ltd.	67,708	301,520
Scentre Group (REIT)	101,224	273,278
SGH Ltd.	4,388	144,974
Sigma Healthcare Ltd.	94,092	184,914
Sonic Healthcare Ltd.	9,042	128,277
South32 Ltd.	92,580	167,853
Stockland (REIT)	47,469	192,231
Suncorp Group Ltd.	21,321	285,830
Telstra Group Ltd.	77,972	248,683
Transurban Group	63,055	575,784
Vicinity Ltd. (REIT)	78,809	131,413
Washington H Soul Pattinson & Co. Ltd.(x)	6,918	176,193
Wesfarmers Ltd.	22,891	1,393,825
Westpac Banking Corp.	68,958	1,778,182
WiseTech Global Ltd.	4,159	248,369
Woodside Energy Group Ltd.	38,692	589,625
Woolworths Group Ltd.	24,724	436,809

		27,579,084

Austria (0.1%)
Erste Group Bank AG	6,250	610,506
Mondi plc	9,128	125,709
OMV AG	2,807	149,684
Verbund AG	1,371	99,636

		985,535

Belgium (0.2%)
Ageas SA/NV	2,867	198,258
Anheuser-Busch InBev SA/NV	19,802	1,181,026
D’ieteren Group	428	79,997
Elia Group SA/NV, Class B	827	95,298
Groupe Bruxelles Lambert NV	1,523	135,983
KBC Group NV	4,639	552,539
Lotus Bakeries NV	8	75,327
Sofina SA(x)	315	92,826
Syensqo SA	1,626	131,149
UCB SA	2,553	704,377

		3,246,780

Brazil (1.0%)
Banco BTG Pactual SA	84,266	764,882
Itau Unibanco Holding SA (Preference)(q)	442,161	3,242,528
MercadoLibre, Inc.*	1,502	3,510,084
Raia Drogasil SA	540,056	1,863,014
Rede D’Or Sao Luiz SA(m)	362,652	2,874,097
Vale SA	133,945	1,449,115
WEG SA	528,208	3,621,459
Yara International ASA	2,946	107,631

		17,432,810

Canada (0.3%)
Shopify, Inc., Class A*	39,554	5,878,120

Chile (0.3%)
Antofagasta plc	109,488	4,050,859
Banco de Chile	12,020,512	1,825,275

		5,876,134

China (4.3%)
Airtac International Group	39,109	966,240
Alibaba Group Holding Ltd.	487,500	11,088,159
Bank of Jiangsu Co. Ltd., Class A	1,119,700	1,577,674
Bank of Ningbo Co. Ltd., Class A	321,800	1,194,807
BOC Hong Kong Holdings Ltd.	77,500	363,900
BYD Co. Ltd., Class H	78,000	1,104,556
China Construction Bank Corp., Class H	4,874,420	4,685,286
China International Capital Corp. Ltd., Class H(m)	418,400	1,150,580
China Merchants Bank Co. Ltd., Class H	563,500	3,385,946
Contemporary Amperex Technology Co. Ltd., Class A	34,100	1,925,728
JD.com, Inc. (ADR)	159,811	5,590,189
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	248,104	2,493,779
Kuaishou Technology(m)	124,000	1,348,043
NARI Technology Co. Ltd., Class A	467,240	1,507,046
NAURA Technology Group Co. Ltd., Class A	26,870	1,707,522
NetEase, Inc.	72,600	2,209,174
Ping An Insurance Group Co. of China Ltd., Class H	183,000	1,247,522
Prosus NV	26,342	1,853,754
Shenzhen Inovance Technology Co. Ltd., Class A	163,100	1,920,508
SITC International Holdings Co. Ltd.	28,000	107,798
Tencent Holdings Ltd.	228,800	19,493,109
Trip.com Group Ltd. (ADR)	40,005	3,008,376
Wharf Holdings Ltd. (The)	19,000	54,349
Wilmar International Ltd.	35,300	77,991
Xiaomi Corp., Class B(m)*	363,800	2,524,457
Yangzijiang Shipbuilding Holdings Ltd.	51,000	133,238
Yum China Holdings, Inc.	28,126	1,207,168

		73,926,899

Czech Republic (0.1%)
Komercni Banka A/S	32,161	1,611,571

Denmark (0.4%)
AP Moller - Maersk A/S, Class A(x)	48	93,840
AP Moller - Maersk A/S, Class B	87	170,564
Carlsberg A/S, Class B	1,827	212,296
Coloplast A/S, Class B	2,644	225,807
Danske Bank A/S	13,531	576,521
Demant A/S*	1,624	56,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
DSV A/S	4,165	$828,342
Genmab A/S*	1,230	372,885
Novo Nordisk A/S, Class B	65,174	3,532,879
Novonesis Novozymes B	7,125	436,036
Orsted A/S(m)(x)*	3,252	58,078
Pandora A/S	1,711	222,929
ROCKWOOL A/S, Class B	1,975	73,340
Tryg A/S	6,331	160,614
Vestas Wind Systems A/S	20,281	382,140

		7,402,515

Finland (0.2%)
Elisa OYJ	2,530	132,656
Fortum OYJ	9,425	178,209
Kesko OYJ, Class B	5,738	121,934
Kone OYJ, Class B	6,843	465,973
Metso OYJ	13,520	185,478
Neste OYJ	8,428	154,212
Nokia OYJ	104,874	502,236
Nordea Bank Abp	62,782	1,030,086
Orion OYJ, Class B	2,277	174,166
Sampo OYJ, Class A	49,139	564,109
Stora Enso OYJ, Class R	12,432	136,266
UPM-Kymmene OYJ	10,506	287,026
Wartsila OYJ Abp	10,566	315,708

		4,248,059

France (3.0%)
Accor SA	3,898	184,431
Aeroports de Paris SA	731	96,379
Air Liquide SA	11,696	2,428,586
Airbus SE	52,146	12,085,225
Alstom SA*	7,237	187,945
Amundi SA(m)	1,281	101,367
Arkema SA	1,228	77,277
AXA SA	36,106	1,722,740
BioMerieux	778	103,946
BNP Paribas SA	20,537	1,864,540
Bollore SE	12,965	73,307
Bouygues SA	3,915	176,134
Bureau Veritas SA	6,461	202,079
Capgemini SE	3,353	486,366
Carrefour SA	11,374	172,195
Cie de Saint-Gobain SA	9,152	984,878
Cie Generale des Etablissements Michelin SCA	13,576	486,774
Covivio SA (REIT)	1,249	83,877
Credit Agricole SA	21,344	418,985
Danone SA	13,155	1,145,374
Dassault Aviation SA	398	132,986
Dassault Systemes SE	13,547	453,447
Edenred SE	4,879	115,709
Eiffage SA	1,441	183,899
Engie SA	37,219	797,688
EssilorLuxottica SA	15,148	4,908,525
FDJ United	2,399	80,272
Gecina SA (REIT)	880	88,129
Getlink SE	6,355	116,841
Hermes International SCA	637	1,557,813
Ipsen SA	829	110,565
Kering SA	1,483	491,952
Klepierre SA (REIT)	4,337	168,846
Legrand SA	5,344	882,142
L’Oreal SA	4,900	2,119,923
LVMH Moet Hennessy Louis Vuitton SE	10,477	6,402,422
Orange SA	37,853	613,735
Pernod Ricard SA	4,065	398,696
Publicis Groupe SA	4,613	442,370
Renault SA	4,038	164,980
Rexel SA	4,333	141,626
Safran SA	7,338	2,585,415
Sartorius Stedim Biotech	631	127,459
Societe Generale SA	14,385	951,848
Sodexo SA	1,725	108,451
Teleperformance SE	1,180	87,750
Thales SA	1,880	588,443
TotalEnergies SE	41,632	2,528,462
Unibail-Rodamco-Westfield (REIT)	2,547	267,453
Veolia Environnement SA	12,527	426,218
Vinci SA	10,088	1,396,978

		52,523,448

Germany (2.8%)
adidas AG	3,485	734,027
Allianz SE (Registered)	12,874	5,402,001
BASF SE	17,977	894,679
Bayer AG (Registered)	19,954	661,344
Bayerische Motoren Werke AG	5,571	558,832
Bayerische Motoren Werke AG (Preference)(q)	1,253	116,142
Beiersdorf AG	1,921	200,726
Brenntag SE	2,270	135,653
Commerzbank AG	15,601	587,772
Continental AG	2,189	144,228
Covestro AG*	3,740	255,992
CTS Eventim AG & Co. KGaA	1,224	119,849
Daimler Truck Holding AG	9,585	394,089
Deutsche Bank AG (Registered)	37,715	1,326,165
Deutsche Boerse AG	3,835	1,027,016
Deutsche Lufthansa AG (Registered)	11,720	99,181
Deutsche Post AG	19,562	871,359
Deutsche Telekom AG (Registered)	70,595	2,404,409
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	2,111	102,309
E.ON SE	45,022	846,522
Evonik Industries AG	5,509	95,530
Fresenius Medical Care AG	4,232	221,897
Fresenius SE & Co. KGaA	8,483	472,079
GEA Group AG	2,969	219,080
Hannover Rueck SE	1,207	363,622
Heidelberg Materials AG	2,691	605,177
Henkel AG & Co. KGaA	2,067	153,250
Henkel AG & Co. KGaA (Preference)(q)	3,263	263,185
Hensoldt AG	1,278	165,498
Infineon Technologies AG	26,611	1,037,256
Knorr-Bremse AG	1,488	139,497
LEG Immobilien SE	1,576	125,265
Mercedes-Benz Group AG	14,522	911,640
Merck KGaA	2,565	329,602
MTU Aero Engines AG	1,088	499,322
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,647	1,688,730
Nemetschek SE	1,213	157,793
Porsche Automobil Holding SE (Preference)(q)	2,766	108,626
Rational AG	104	79,244
Rheinmetall AG	928	2,162,149
RWE AG	12,849	570,529
SAP SE	48,868	13,075,415
Sartorius AG (Preference)(q)	545	126,628
Scout24 SE(m)	1,576	197,242
Siemens AG (Registered)	15,380	4,138,639
Siemens Energy AG*	13,845	1,616,044
Siemens Healthineers AG(m)	6,902	372,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Symrise AG, Class A	2,603	$226,270
Talanx AG	1,336	177,558
Volkswagen AG (Preference)(q)	4,150	448,057
Vonovia SE	14,988	467,191
Zalando SE(m)*	4,706	143,707

		48,240,931

Hong Kong (0.4%)
AIA Group Ltd.	215,400	2,066,270
CK Asset Holdings Ltd.	40,264	195,164
CK Infrastructure Holdings Ltd.	12,000	78,798
CLP Holdings Ltd.	34,500	285,728
Futu Holdings Ltd. (ADR)	1,154	200,692
Hang Seng Bank Ltd.	14,400	219,277
Henderson Land Development Co. Ltd.	31,474	110,981
HKT Trust & HKT Ltd.	72,260	106,970
Hong Kong & China Gas Co. Ltd.	228,856	198,802
Hong Kong Exchanges & Clearing Ltd.	24,528	1,393,144
Hongkong Land Holdings Ltd.	22,400	141,792
Jardine Matheson Holdings Ltd.	3,200	196,416
Link REIT (REIT)	54,600	280,649
MTR Corp. Ltd.(x)	32,000	108,477
Power Assets Holdings Ltd.	28,000	177,313
Prudential plc	52,478	734,713
Sino Land Co. Ltd.	73,001	92,401
Sun Hung Kai Properties Ltd.	28,500	341,328
Swire Pacific Ltd., Class A	7,500	63,561
Techtronic Industries Co. Ltd.	30,500	390,169
WH Group Ltd.(m)	172,966	187,370
Wharf Real Estate Investment Co. Ltd.	35,100	103,740

		7,673,755

India (4.1%)
360 ONE WAM Ltd.	103,540	1,194,126
Avenue Supermarts Ltd.(m)*	26,359	1,328,626
Axis Bank Ltd.	162,557	2,071,766
Bajaj Auto Ltd.	19,611	1,916,843
Bajaj Finance Ltd.	232,199	2,612,308
CG Power & Industrial Solutions Ltd.	99,158	827,482
Colgate-Palmolive India Ltd.	20,355	509,490
DLF Ltd.	1,079,499	8,668,697
Grasim Industries Ltd.	60,988	1,893,684
HDFC Asset Management Co. Ltd.(m)	40,006	2,492,807
HDFC Bank Ltd.	270,122	2,893,227
HDFC Bank Ltd. (ADR)	72,780	2,486,165
Hindalco Industries Ltd.	114,305	980,920
Hitachi Energy India Ltd.	10,757	2,180,870
ICICI Bank Ltd.	300,734	4,565,775
ICICI Bank Ltd. (ADR)	141,561	4,279,389
IDFC First Bank Ltd.	2,827,735	2,222,028
Infosys Ltd. (ADR)(x)	164,701	2,679,685
Larsen & Toubro Ltd.	38,755	1,597,100
Lodha Developers Ltd.(m)	133,752	1,710,977
Mahindra & Mahindra Ltd.	98,956	3,819,428
MakeMyTrip Ltd.*	11,336	1,061,050
Max Healthcare Institute Ltd.	175,195	2,199,489
Pidilite Industries Ltd.	100,602	1,663,316
Reliance Industries Ltd.	304,677	4,680,542
Samvardhana Motherson International Ltd.	993,100	1,181,693
Shriram Finance Ltd.	169,720	1,177,677
State Bank of India	342,697	3,367,386
Swiggy Ltd.*	168,595	803,111
United Breweries Ltd.	71,819	1,456,622

		70,522,279

Indonesia (0.1%)
Cisarua Mountain Dairy PT Tbk.	3,822,600	1,055,143

Ireland (0.2%)
Accenture plc, Class A	5,116	1,261,606
AerCap Holdings NV	3,537	427,977
AIB Group plc	43,065	390,074
Bank of Ireland Group plc	19,514	321,089
Kerry Group plc, Class A	3,142	283,120
Kingspan Group plc	3,241	269,401

		2,953,267

Israel (0.3%)
Azrieli Group Ltd.	972	96,461
Bank Hapoalim BM	25,444	517,146
Bank Leumi Le-Israel BM	30,539	601,984
Check Point Software Technologies Ltd.*	1,764	364,989
Elbit Systems Ltd.	562	284,546
ICL Group Ltd.	15,080	94,244
Israel Discount Bank Ltd., Class A	23,593	233,209
Mizrahi Tefahot Bank Ltd.	3,259	214,400
Nice Ltd.*	1,353	199,343
Nice Ltd. (ADR)(x)*	8,114	1,174,745
Nova Ltd.*	572	181,243
Phoenix Financial Ltd.	4,222	158,061
Teva Pharmaceutical Industries Ltd. (ADR)*	23,372	472,115
Wix.com Ltd.*	1,064	188,998

		4,781,484

Italy (1.0%)
Banca Mediolanum SpA	3,381	67,679
Banca Monte dei Paschi di Siena SpA	39,951	353,663
Banco BPM SpA	23,716	354,312
BPER Banca SpA	29,788	330,001
Brunello Cucinelli SpA(x)	21,748	2,374,591
Coca-Cola HBC AG	4,480	211,121
Davide Campari-Milano NV(x)	12,948	81,633
Enel SpA	163,660	1,549,842
Eni SpA(x)	41,219	719,413
Ferrari NV	4,689	2,265,908
FinecoBank Banca Fineco SpA	12,712	274,686
Generali	16,974	665,805
Infrastrutture Wireless Italiane SpA(m)	5,172	60,783
Intesa Sanpaolo SpA	289,072	1,905,307
Leonardo SpA	8,164	517,779
Moncler SpA	13,343	781,231
Nexi SpA(m)(x)	11,018	62,298
Poste Italiane SpA(m)	9,310	220,685
Prysmian SpA	5,643	557,706
Recordati Industria Chimica e Farmaceutica SpA	2,122	128,802
Ryanair Holdings plc	16,625	482,109
Snam SpA	42,362	254,544
Telecom Italia SpA*	245,462	128,329
Terna - Rete Elettrica Nazionale	29,473	298,899
UniCredit SpA	28,567	2,162,265
Unipol Assicurazioni SpA	7,536	161,558

		16,970,949

Japan (5.5%)
Advantest Corp.(x)	15,600	1,545,390
Aeon Co. Ltd.	44,700	542,560
AGC, Inc.	4,000	130,507
Aisin Corp.(x)	10,200	176,570
Ajinomoto Co., Inc.	18,400	528,292
ANA Holdings, Inc.	3,300	63,842
Asahi Group Holdings Ltd.	28,900	346,972
Asahi Kasei Corp.	23,900	188,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Asics Corp.	14,300	$374,410
Astellas Pharma, Inc.(x)	37,700	408,012
Bandai Namco Holdings, Inc.	11,800	392,974
Bridgestone Corp.	11,500	532,522
Canon, Inc.(x)	17,600	516,152
Capcom Co. Ltd.	80,700	2,195,328
Central Japan Railway Co.	15,400	441,845
Chiba Bank Ltd. (The)(x)	11,000	115,627
Chubu Electric Power Co., Inc.	12,600	175,387
Chugai Pharmaceutical Co. Ltd.	13,100	571,179
Dai Nippon Printing Co. Ltd.	8,800	149,687
Daifuku Co. Ltd.	6,600	211,677
Dai-ichi Life Holdings, Inc.	70,700	557,434
Daiichi Sankyo Co. Ltd.	34,800	780,079
Daikin Industries Ltd.	5,300	612,124
Daito Trust Construction Co. Ltd.	5,500	120,685
Daiwa House Industry Co. Ltd.	11,800	424,492
Daiwa Securities Group, Inc.	28,000	227,677
Denso Corp.	35,800	516,962
Disco Corp.	1,900	597,552
East Japan Railway Co.(x)	19,911	487,391
Eisai Co. Ltd.(x)	5,300	178,297
ENEOS Holdings, Inc.	57,333	364,386
FANUC Corp.	18,500	533,164
Fast Retailing Co. Ltd.	3,900	1,187,788
Fuji Electric Co. Ltd.	2,800	188,276
FUJIFILM Holdings Corp.	22,500	560,047
Fujikura Ltd.	4,800	469,175
Fujitsu Ltd.	35,200	829,271
Hankyu Hanshin Holdings, Inc.(x)	5,500	162,302
Hikari Tsushin, Inc.	300	83,741
Hitachi Ltd.	93,300	2,479,420
Honda Motor Co. Ltd.(x)	80,400	832,352
Hoya Corp.	16,700	2,312,151
Hulic Co. Ltd.	9,400	102,972
Idemitsu Kosan Co. Ltd.(x)	15,195	104,393
IHI Corp.	20,300	378,862
Inpex Corp.	18,500	334,385
Isuzu Motors Ltd.	10,900	137,793
ITOCHU Corp.	24,200	1,378,836
Japan Airlines Co. Ltd.	3,488	70,357
Japan Exchange Group, Inc.	18,700	208,958
Japan Post Bank Co. Ltd.	37,800	463,793
Japan Post Holdings Co. Ltd.	35,000	347,905
Japan Post Insurance Co. Ltd.	3,400	96,401
Japan Tobacco, Inc.	24,500	805,484
JFE Holdings, Inc.(x)	11,200	137,572
Kajima Corp.	8,200	239,316
Kansai Electric Power Co., Inc. (The)	19,800	283,641
Kao Corp.	9,300	405,682
Kawasaki Heavy Industries Ltd.(x)	3,100	204,801
Kawasaki Kisen Kaisha Ltd.(x)	7,100	101,110
KDDI Corp.	63,600	1,015,166
Keyence Corp.	11,072	4,131,271
Kikkoman Corp.(x)	14,100	119,657
Kirin Holdings Co. Ltd.	15,000	219,850
Kobe Bussan Co. Ltd.	3,200	87,939
Komatsu Ltd.	19,200	669,926
Konami Group Corp.	2,000	288,738
Kubota Corp.	18,900	238,095
Kyocera Corp.	25,300	340,361
Kyowa Kirin Co. Ltd.	4,600	71,495
Lasertec Corp.	1,700	233,414
LY Corp.	56,000	180,286
M3, Inc.	9,000	145,207
Makita Corp.	4,600	149,492
Marubeni Corp.	28,700	717,670
MatsukiyoCocokara & Co.	7,500	152,348
Meiji Holdings Co. Ltd.(x)	4,588	95,120
Minebea Mitsumi, Inc.	7,400	139,583
Mitsubishi Chemical Group Corp.(x)	24,500	141,034
Mitsubishi Corp.	65,400	1,561,534
Mitsubishi Electric Corp.	38,200	982,348
Mitsubishi Estate Co. Ltd.	21,400	492,438
Mitsubishi HC Capital, Inc.(x)	15,900	131,438
Mitsubishi Heavy Industries Ltd.	64,500	1,691,825
Mitsubishi UFJ Financial Group, Inc.	232,300	3,760,531
Mitsui & Co. Ltd.	49,400	1,229,280
Mitsui Fudosan Co. Ltd.	53,300	581,350
Mitsui OSK Lines Ltd.(x)	6,600	200,564
Mizuho Financial Group, Inc.	50,853	1,715,216
MonotaRO Co. Ltd.	6,200	90,389
MS&AD Insurance Group Holdings, Inc.	26,021	590,503
Murata Manufacturing Co. Ltd.	33,700	641,595
NEC Corp.	26,300	842,788
Nexon Co. Ltd.	6,400	140,520
Nidec Corp.	16,500	293,828
Nintendo Co. Ltd.	22,200	1,922,244
Nippon Building Fund, Inc. (REIT)	166	156,588
Nippon Paint Holdings Co. Ltd.(x)	19,300	131,812
Nippon Sanso Holdings Corp.(x)	3,400	120,633
Nippon Steel Corp.(x)	96,455	397,534
Nippon Yusen KK(x)	8,600	293,732
Nissan Motor Co. Ltd.*	46,600	114,637
Nissin Foods Holdings Co. Ltd.(x)	4,100	77,240
Nitori Holdings Co. Ltd.(x)	8,000	154,363
Nitto Denko Corp.(x)	14,600	347,217
Nomura Holdings, Inc.	60,400	443,346
Nomura Research Institute Ltd.	7,854	301,286
NTT, Inc.	591,400	618,654
Obayashi Corp.	13,600	223,379
Obic Co. Ltd.	6,600	230,019
Olympus Corp.	23,500	297,315
Oracle Corp.	900	91,896
Oriental Land Co. Ltd.	21,800	525,818
ORIX Corp.	23,400	614,253
Osaka Gas Co. Ltd.	7,400	214,617
Otsuka Corp.	4,800	100,229
Otsuka Holdings Co. Ltd.	9,200	488,912
Pan Pacific International Holdings Corp.	38,500	253,829
Panasonic Holdings Corp.	47,000	511,681
Rakuten Group, Inc.*	28,300	183,691
Recruit Holdings Co. Ltd.	27,000	1,453,839
Renesas Electronics Corp.	35,500	409,528
Resona Holdings, Inc.	41,705	425,976
Ryohin Keikaku Co. Ltd.	10,200	203,124
Sanrio Co. Ltd.(x)	3,300	155,109
SBI Holdings, Inc.	5,660	246,325
SCREEN Holdings Co. Ltd.	1,500	136,525
SCSK Corp.	3,700	110,811
Secom Co. Ltd.	8,300	304,476
Sekisui Chemical Co. Ltd.	7,700	143,446
Sekisui House Ltd.	12,500	284,596
Seven & i Holdings Co. Ltd.	42,300	569,492
SG Holdings Co. Ltd.(x)	5,400	55,831
Shimadzu Corp.	5,100	128,806
Shimano, Inc.	1,500	168,374
Shin-Etsu Chemical Co. Ltd.	34,200	1,122,309
Shionogi & Co. Ltd.	15,900	278,628
Shiseido Co. Ltd.	8,300	141,827
SMC Corp.	1,200	368,638
SoftBank Corp.	583,400	858,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Group Corp.	19,200	$2,425,885
Sompo Holdings, Inc.	18,043	558,182
Sony Financial Group, Inc.*	124,600	138,178
Sony Group Corp.	124,600	3,588,406
Subaru Corp.(x)	12,900	264,307
Sumitomo Corp.	22,100	640,801
Sumitomo Electric Industries Ltd.	15,000	427,832
Sumitomo Metal Mining Co. Ltd.(x)	4,900	157,949
Sumitomo Mitsui Financial Group, Inc.	74,421	2,101,512
Sumitomo Mitsui Trust Group, Inc.	13,504	392,560
Sumitomo Realty & Development Co. Ltd.	6,000	265,017
Suntory Beverage & Food Ltd.	3,000	93,823
Suzuki Motor Corp.	31,200	455,811
Sysmex Corp.	9,100	112,269
T&D Holdings, Inc.	10,000	244,920
Taisei Corp.	3,100	213,186
Takeda Pharmaceutical Co. Ltd.	31,890	930,489
TDK Corp.	40,600	589,844
Terumo Corp.	26,800	442,725
TIS, Inc.	4,200	138,708
Toho Co. Ltd.(x)	2,000	128,478
Tokio Marine Holdings, Inc.	36,900	1,564,230
Tokyo Electron Ltd.	8,900	1,586,395
Tokyo Gas Co. Ltd.	6,200	220,690
Tokyo Metro Co. Ltd.(x)	6,600	75,624
Tokyu Corp.(x)	10,500	128,086
TOPPAN Holdings, Inc.	4,500	115,478
Toray Industries, Inc.	29,400	187,929
Toyota Industries Corp.	3,200	360,064
Toyota Motor Corp.	191,970	3,698,945
Toyota Tsusho Corp.	14,000	388,329
Trend Micro, Inc.	2,300	125,976
Unicharm Corp.	20,700	134,291
West Japan Railway Co.(x)	8,900	195,170
Yakult Honsha Co. Ltd.(x)	5,400	88,056
Yamaha Motor Co. Ltd.(x)	18,100	135,856
Yokogawa Electric Corp.	5,100	146,739
Yokohama Financial Group, Inc.	21,200	162,994
Zensho Holdings Co. Ltd.	2,000	130,804
ZOZO, Inc.(x)	9,300	85,526

		94,220,422

Jersey (0.0%)†
Aptiv plc*	1,827	157,524

Luxembourg (0.0%)†
ArcelorMittal SA	9,866	354,214
CVC Capital Partners plc(m)	3,952	68,762
Eurofins Scientific SE	2,492	180,752

		603,728

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	43,000	236,938
Sands China Ltd.	51,187	142,735

		379,673

Malaysia (0.2%)
CIMB Group Holdings Bhd.	1,034,400	1,804,086
Malayan Banking Bhd.	621,500	1,463,482

		3,267,568

Mexico (0.7%)
Fresnillo plc	4,261	135,243
Grupo Financiero Banorte SAB de CV, Class O	412,017	4,138,056
Kimberly-Clark de Mexico SAB de CV, Class A	1,450,514	3,054,130
Prologis Property Mexico SA de CV (REIT)	334,607	1,370,329
Wal-Mart de Mexico SAB de CV	975,454	3,013,689

		11,711,447

Netherlands (1.4%)
ABN AMRO Bank NV (CVA)(m)	11,597	371,021
Adyen NV(m)*	2,638	4,227,601
Aegon Ltd.	27,157	217,829
Akzo Nobel NV	3,588	255,277
Argenx SE*	1,234	894,186
ASM International NV	949	569,120
ASML Holding NV	8,790	8,545,909
ASR Nederland NV	2,967	201,271
BE Semiconductor Industries NV	9,523	1,418,244
Euronext NV(m)	1,639	245,152
EXOR NV	1,857	181,394
Heineken Holding NV	2,723	186,541
Heineken NV	5,840	455,406
IMCD NV	1,193	123,256
ING Groep NV	61,036	1,581,879
JDE Peet’s NV	3,692	135,239
Koninklijke Ahold Delhaize NV	18,417	744,894
Koninklijke KPN NV	77,741	373,028
Koninklijke Philips NV	15,539	420,332
NN Group NV	5,367	377,437
NXP Semiconductors NV	2,102	478,688
Randstad NV	1,992	84,591
Universal Music Group NV	46,352	1,336,545
Wolters Kluwer NV	4,765	649,784

		24,074,624

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	159,315
Contact Energy Ltd.	16,763	88,437
Fisher & Paykel Healthcare Corp. Ltd.	12,181	261,645
Infratil Ltd.	19,272	137,986
Meridian Energy Ltd.	27,587	89,084
Xero Ltd.*	3,270	340,792

		1,077,259

Norway (0.1%)
Aker BP ASA	6,267	158,943
DNB Bank ASA	17,872	486,219
Equinor ASA	15,351	374,409
Gjensidige Forsikring ASA	3,885	113,908
Kongsberg Gruppen ASA	8,985	287,164
Mowi ASA	9,339	197,270
Norsk Hydro ASA	28,835	195,324
Orkla ASA	14,166	147,912
Salmar ASA	1,438	76,802
Telenor ASA	12,534	207,737

		2,245,688

Peru (0.1%)
Credicorp Ltd.	4,960	1,320,749

Poland (0.5%)
Allegro.eu SA(m)*	376,624	3,688,369
Budimex SA	9,805	1,373,641
InPost SA*	5,043	61,872
Powszechna Kasa Oszczednosci Bank Polski SA	147,899	2,867,930

		7,991,812

Portugal (0.0%)†
Banco Comercial Portugues SA, Class R	163,964	144,992
EDP SA	64,749	306,887
Galp Energia SGPS SA	8,007	151,350
Jeronimo Martins SGPS SA	5,451	132,475

		735,704

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	72,515	156,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Integrated Commercial Trust (REIT)	122,698	$217,821
CapitaLand Investment Ltd.	46,200	96,343
DBS Group Holdings Ltd.	43,340	1,718,548
Genting Singapore Ltd.	126,857	72,282
Grab Holdings Ltd., Class A*	49,095	295,552
Keppel Ltd.	29,400	203,301
Oversea-Chinese Banking Corp. Ltd.	67,578	861,260
Sea Ltd. (ADR)*	7,795	1,393,200
Sembcorp Industries Ltd.	18,800	87,737
Singapore Airlines Ltd.	29,450	148,854
Singapore Exchange Ltd.	17,500	224,253
Singapore Technologies Engineering Ltd.	29,500	196,903
Singapore Telecommunications Ltd.	150,200	480,891
STMicroelectronics NV	13,644	382,047
United Overseas Bank Ltd.	25,867	693,423

		7,229,256

South Africa (0.5%)
Anglo American plc	22,805	854,172
AVI Ltd.	364,812	2,089,589
Capitec Bank Holdings Ltd.	16,380	3,294,969
Clicks Group Ltd.	84,855	1,731,691
OUTsurance Group Ltd.	295,502	1,226,838

		9,197,259

South Korea (1.6%)
Delivery Hero SE(m)*	3,687	105,664
HYBE Co. Ltd.*	3,502	663,934
Hyundai Motor Co.	12,337	1,890,492
KB Financial Group, Inc.	31,520	2,594,747
Kia Corp.	19,136	1,373,433
KT&G Corp.	14,921	1,420,794
NAVER Corp.	13,388	2,562,046
Samsung Electronics Co. Ltd.	266,262	15,922,014
SK Hynix, Inc.	7,898	1,956,135

		28,489,259

Spain (1.0%)
Acciona SA	464	93,099
ACS Actividades de Construccion y Servicios SA	3,576	285,491
Aena SME SA(m)	15,104	412,643
Amadeus IT Group SA	53,375	4,229,882
Banco Bilbao Vizcaya Argentaria SA	116,406	2,233,130
Banco de Sabadell SA	102,137	395,716
Banco Santander SA	301,628	3,142,517
Bankinter SA	12,898	202,991
CaixaBank SA	80,414	844,592
Cellnex Telecom SA(m)	10,333	357,757
EDP Renovaveis SA	5,607	73,729
Endesa SA	6,397	204,358
Grifols SA	5,584	80,801
Iberdrola SA	129,291	2,444,644
Industria de Diseno Textil SA	22,228	1,225,766
Redeia Corp. SA	8,169	157,673
Repsol SA	22,958	406,060
Telefonica SA(x)	77,885	402,157

		17,193,006

Sweden (0.9%)
AddTech AB, Class B	5,353	173,536
Alfa Laval AB	5,631	256,237
Assa Abloy AB, Class B	62,602	2,171,760
Atlas Copco AB, Class A	133,665	2,256,051
Atlas Copco AB, Class B	31,434	470,622
Beijer Ref AB, Class B	8,032	125,116
Boliden AB*	5,509	223,944
Epiroc AB, Class A	12,776	269,243
Epiroc AB, Class B	8,732	164,541
EQT AB	7,617	263,436
Essity AB, Class B	12,079	315,370
Evolution AB(m)	2,808	230,679
Fastighets AB Balder, Class B*	13,471	96,356
H & M Hennes & Mauritz AB, Class B(x)	11,346	211,207
Hexagon AB, Class B	43,615	518,410
Holmen AB, Class B	1,818	69,017
Industrivarden AB, Class A	2,213	87,726
Industrivarden AB, Class C(x)	3,356	132,930
Indutrade AB	5,055	115,872
Investment AB Latour, Class B	2,908	68,851
Investor AB, Class B	34,950	1,091,631
L E Lundbergforetagen AB, Class B	1,437	74,549
Lifco AB, Class B	4,897	165,307
Nibe Industrier AB, Class B	29,491	116,029
Saab AB, Class B	6,756	412,275
Sagax AB, Class B	4,794	99,960
Sandvik AB	21,628	601,441
Securitas AB, Class B	10,265	154,394
Skandinaviska Enskilda Banken AB, Class A	30,618	598,089
Skanska AB, Class B	6,367	164,951
SKF AB, Class B	7,166	177,506
Svenska Cellulosa AB SCA, Class B	11,685	154,341
Svenska Handelsbanken AB, Class A	29,083	378,119
Swedbank AB, Class A	17,110	514,696
Swedish Orphan Biovitrum AB*	4,072	124,049
Tele2 AB, Class B	11,483	195,827
Telefonaktiebolaget LM Ericsson, Class B	55,838	461,679
Telia Co. AB	47,731	181,962
Trelleborg AB, Class B	3,870	144,081
Volvo AB, Class B	32,060	917,761

		14,949,551

Switzerland (1.4%)
ABB Ltd. (Registered)	31,761	2,286,968
Avolta AG	1,798	97,258
Baloise Holding AG (Registered)	858	211,684
Banque Cantonale Vaudoise (Registered)	572	67,472
Barry Callebaut AG (Registered)(x)	66	90,371
Belimo Holding AG (Registered)	197	205,773
BKW AG	421	89,853
Chocoladefabriken Lindt & Spruengli AG	20	305,508
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	300,484
Cie Financiere Richemont SA (Registered)	10,955	2,086,273
DSM-Firmenich AG	3,710	315,877
EMS-Chemie Holding AG (Registered)	140	98,926
Galderma Group AG	10,858	1,886,391
Geberit AG (Registered)	677	507,888
Givaudan SA (Registered)	190	771,409
Helvetia Holding AG (Registered)	780	190,774
Julius Baer Group Ltd.	4,058	280,168
Kuehne + Nagel International AG (Registered)(x)	973	181,082
Logitech International SA (Registered)	2,966	323,333
Lonza Group AG (Registered)	6,344	4,201,441
Partners Group Holding AG	462	599,808
Sandoz Group AG	8,396	497,506
Schindler Holding AG	855	323,505
Schindler Holding AG (Registered)	493	177,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SGS SA (Registered)	3,183	$329,796
SIG Group AG	6,696	69,017
Sika AG (Registered)	3,024	672,760
Sonova Holding AG (Registered)	999	271,821
Straumann Holding AG (Registered)	2,181	232,607
Swatch Group AG (The)	547	102,693
Swiss Life Holding AG (Registered)	567	609,415
Swiss Prime Site AG (Registered)	1,614	225,662
Swisscom AG (Registered)	539	391,021
TE Connectivity plc	2,402	527,311
UBS Group AG (Registered)	64,309	2,626,324
VAT Group AG(m)	542	214,063
Zurich Insurance Group AG	2,957	2,104,687

		24,474,361

Taiwan (4.1%)
Alchip Technologies Ltd.	27,000	3,069,591
ASE Technology Holding Co. Ltd.	478,000	2,572,085
Chailease Holding Co. Ltd.	303,020	1,108,561
Delta Electronics, Inc.	73,000	2,045,475
Hon Hai Precision Industry Co. Ltd.	577,000	4,089,245
MediaTek, Inc.	66,000	2,847,628
Taiwan Semiconductor Manufacturing Co. Ltd.	1,148,133	49,160,495
Unimicron Technology Corp.	377,000	1,873,991
Wiwynn Corp.	30,127	3,276,823

		70,043,894

United Kingdom (2.6%)
3i Group plc	19,479	1,071,208
Admiral Group plc	5,042	227,299
Ashtead Group plc	8,530	569,585
Associated British Foods plc	6,158	169,862
AstraZeneca plc	31,389	4,720,489
Auto Trader Group plc(m)	18,661	197,816
Aviva plc	61,327	565,639
BAE Systems plc	61,385	1,699,842
Barclays plc	287,522	1,467,869
Barratt Redrow plc	27,754	145,535
British American Tobacco plc	41,902	2,224,292
BT Group plc	118,600	304,894
Bunzl plc	6,309	199,057
Centrica plc	97,819	219,174
CK Hutchison Holdings Ltd.	53,264	350,783
Coca-Cola Europacific Partners plc	4,705	425,379
Compass Group plc	34,589	1,176,459
DCC plc(x)	2,136	137,086
Diageo plc	45,345	1,082,780
Entain plc	11,649	136,896
Halma plc	7,918	367,388
Hikma Pharmaceuticals plc	3,590	81,983
HSBC Holdings plc	353,820	4,972,659
Imperial Brands plc	15,686	666,215
Informa plc	26,205	323,391
InterContinental Hotels Group plc	2,952	356,281
International Consolidated Airlines Group SA	23,424	121,884
Intertek Group plc	3,254	206,649
J Sainsbury plc	34,539	155,148
JD Sports Fashion plc	51,464	65,961
Kingfisher plc	34,827	144,591
Land Securities Group plc (REIT)	14,674	114,858
Legal & General Group plc	118,239	378,467
Lloyds Banking Group plc	1,208,205	1,362,004
London Stock Exchange Group plc	9,560	1,094,923
M&G plc	47,013	159,966
Marks & Spencer Group plc	42,742	209,528
Melrose Industries plc	24,342	199,306
National Grid plc	99,791	1,432,680
NatWest Group plc	164,206	1,151,905
Next plc	2,352	391,447
Pearson plc	12,597	178,989
Phoenix Group Holdings plc	14,545	125,879
Reckitt Benckiser Group plc	13,842	1,064,469
RELX plc	37,192	1,779,194
Rentokil Initial plc	51,438	259,974
Rolls-Royce Holdings plc	171,072	2,737,889
Sage Group plc (The)	19,915	294,620
Schroders plc	14,730	74,487
Segro plc (REIT)	26,711	235,443
Severn Trent plc	5,631	195,993
Smith & Nephew plc	16,403	295,058
Smiths Group plc	6,757	213,738
Spirax Group plc	1,403	128,592
SSE plc	22,463	526,116
Standard Chartered plc	39,837	769,095
Tesco plc	133,697	801,049
Unilever plc	49,811	2,947,596
United Utilities Group plc	13,789	212,616
Vodafone Group plc	389,990	451,907
Whitbread plc	3,531	152,913
Wise plc, Class A*	13,996	194,820
WPP plc	22,663	112,103

		44,801,718

United States (39.1%)
3M Co.	4,436	688,378
A.O. Smith Corp.	934	68,565
Abbott Laboratories	14,297	1,914,940
AbbVie, Inc.	14,511	3,359,877
Adobe, Inc.*	3,485	1,229,334
Advanced Micro Devices, Inc.*	13,331	2,156,823
AES Corp. (The)	6,277	82,605
Aflac, Inc.	3,914	437,194
Agilent Technologies, Inc.	2,349	301,494
Air Products and Chemicals, Inc.	1,852	505,077
Airbnb, Inc., Class A*	3,588	435,655
Akamai Technologies, Inc.*	1,119	84,775
Albemarle Corp.(x)	1,024	83,026
Alcon AG	10,039	747,329
Alexandria Real Estate Equities, Inc. (REIT)	1,253	104,425
Align Technology, Inc.*	507	63,487
Allegion plc	739	131,062
Alliant Energy Corp.	2,097	141,359
Allstate Corp. (The)	2,193	470,727
Alphabet, Inc., Class A	153,908	37,415,035
Alphabet, Inc., Class C	38,359	9,342,334
Altria Group, Inc.	13,719	906,277
Amazon.com, Inc.*	104,591	22,965,046
Amcor plc	19,996	163,567
Ameren Corp.	2,194	229,010
American Electric Power Co., Inc.	4,433	498,713
American Express Co.	4,459	1,481,101
American International Group, Inc.	4,551	357,436
American Tower Corp. (REIT)	3,881	746,394
American Water Works Co., Inc.	1,588	221,034
Ameriprise Financial, Inc.	764	375,315
AMETEK, Inc.	1,893	355,884
Amgen, Inc.	4,404	1,242,809
Amphenol Corp., Class A	10,067	1,245,791
Amrize Ltd.*	10,564	509,455
Analog Devices, Inc.	36,936	9,075,175
Aon plc, Class A	1,778	633,999
APA Corp.	2,671	64,852
Apollo Global Management, Inc.	3,715	495,098
Apple, Inc.	121,904	31,040,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	6,592	$1,349,646
AppLovin Corp., Class A*	2,224	1,598,033
Arch Capital Group Ltd.	3,030	274,912
Archer-Daniels-Midland Co.	4,050	241,947
Arista Networks, Inc.*	8,437	1,229,355
ARM Holdings plc (ADR)(x)*	14,547	2,058,255
Arthur J Gallagher & Co.	2,131	660,056
Assurant, Inc.	424	91,838
AT&T, Inc.	58,736	1,658,705
Atmos Energy Corp.	1,303	222,487
Autodesk, Inc.*	1,750	555,923
Automatic Data Processing, Inc.	3,311	971,779
AutoZone, Inc.*	136	583,473
AvalonBay Communities, Inc. (REIT)	1,155	223,111
Avery Dennison Corp.	638	103,464
Axon Enterprise, Inc.*	651	467,184
Baker Hughes Co.	8,117	395,460
Ball Corp.	2,319	116,924
Bank of America Corp.	55,976	2,887,802
Bank of New York Mellon Corp. (The)	5,794	631,314
Baxter International, Inc.	4,539	103,353
Becton Dickinson & Co.	2,381	445,652
Berkshire Hathaway, Inc., Class B*	15,063	7,572,773
Best Buy Co., Inc.	1,636	123,714
Biogen, Inc.*	1,218	170,617
Bio-Techne Corp.	1,435	79,829
BlackRock, Inc.‡	1,183	1,379,224
Blackstone, Inc.	6,071	1,037,230
Block, Inc., Class A*	4,478	323,625
Boeing Co. (The)*	6,184	1,334,693
Booking Holdings, Inc.	266	1,436,206
Boston Scientific Corp.*	47,890	4,675,501
BP plc	321,299	1,839,730
Bristol-Myers Squibb Co.	16,637	750,329
Broadcom, Inc.	62,825	20,726,596
Broadridge Financial Solutions, Inc.	957	227,929
Brown & Brown, Inc.	2,410	226,034
Brown-Forman Corp., Class B	1,502	40,674
Builders FirstSource, Inc.*	892	108,155
Bunge Global SA	1,103	89,619
BXP, Inc. (REIT)	1,210	89,951
Cadence Design Systems, Inc.*	6,520	2,290,215
Camden Property Trust (REIT)	940	100,373
Campbell’s Co. (The)(x)	1,625	51,318
Capital One Financial Corp.	5,237	1,113,281
Cardinal Health, Inc.	1,969	309,054
CarMax, Inc.*	1,283	57,568
Carnival Corp.*	8,805	254,553
Carrier Global Corp.	6,488	387,334
Caterpillar, Inc.	3,848	1,836,073
Cboe Global Markets, Inc.	871	213,613
CBRE Group, Inc., Class A*	2,425	382,083
CDW Corp.	1,067	169,952
Cencora, Inc.	1,593	497,860
Centene Corp.*	3,683	131,409
CenterPoint Energy, Inc.	5,521	214,215
CF Industries Holdings, Inc.	1,383	124,055
CH Robinson Worldwide, Inc.	943	124,853
Charles River Laboratories International, Inc.*	449	70,251
Charles Schwab Corp. (The)	14,002	1,336,771
Charter Communications, Inc., Class A(x)*	745	204,953
Chevron Corp.	15,809	2,454,980
Chipotle Mexican Grill, Inc.*	10,935	428,543
Chubb Ltd.	3,029	854,935
Church & Dwight Co., Inc.	2,078	182,095
Cigna Group (The)	2,218	639,339
Cincinnati Financial Corp.	1,260	199,206
Cintas Corp.	2,856	586,223
Cisco Systems, Inc.	32,529	2,225,634
Citigroup, Inc.	15,122	1,534,883
Citizens Financial Group, Inc.	3,471	184,518
Clorox Co. (The)	1,036	127,739
CME Group, Inc.	2,989	807,598
CMS Energy Corp.	2,563	187,765
Coca-Cola Co. (The)	31,817	2,110,103
Cognizant Technology Solutions Corp., Class A	4,004	268,548
Coinbase Global, Inc., Class A*	1,858	627,056
Colgate-Palmolive Co.	6,575	525,606
Comcast Corp., Class A	30,251	950,486
Conagra Brands, Inc.	4,300	78,733
ConocoPhillips	10,259	970,399
Consolidated Edison, Inc.	2,990	300,555
Constellation Brands, Inc., Class A	1,173	157,968
Constellation Energy Corp.	2,549	838,799
Cooper Cos., Inc. (The)*	1,683	115,386
Copart, Inc.*	7,176	322,705
Corning, Inc.	6,362	521,875
Corpay, Inc.*	579	166,787
Corteva, Inc.	5,539	374,603
CoStar Group, Inc.*	3,456	291,583
Costco Wholesale Corp.	3,643	3,372,070
Coterra Energy, Inc.	6,523	154,269
Crowdstrike Holdings, Inc., Class A*	2,041	1,000,866
Crown Castle, Inc. (REIT)	3,566	344,083
CSL Ltd.	9,729	1,275,948
CSX Corp.	15,482	549,766
Cummins, Inc.	1,139	481,079
CVS Health Corp.	10,528	793,706
CyberArk Software Ltd.*	933	450,779
Danaher Corp.	5,197	1,030,357
Darden Restaurants, Inc.	945	179,890
Datadog, Inc., Class A*	2,625	373,800
DaVita, Inc.*	248	32,952
Dayforce, Inc.*	1,368	94,242
Deckers Outdoor Corp.*	1,192	120,833
Deere & Co.	2,059	941,498
Dell Technologies, Inc., Class C	2,496	353,858
Delta Air Lines, Inc.	5,204	295,327
Devon Energy Corp.	5,369	188,237
Dexcom, Inc.*	3,205	215,664
Diamondback Energy, Inc.	1,509	215,938
Digital Realty Trust, Inc. (REIT)	2,616	452,254
Dollar General Corp.	1,761	181,999
Dollar Tree, Inc.*	1,621	152,974
Dominion Energy, Inc.	6,928	423,786
Domino’s Pizza, Inc.	248	107,064
DoorDash, Inc., Class A*	3,041	827,122
Dover Corp.	1,091	182,012
Dow, Inc.	5,973	136,961
DR Horton, Inc.	2,299	389,612
DTE Energy Co.	1,691	239,158
Duke Energy Corp.	6,355	786,431
DuPont de Nemours, Inc.	3,428	267,041
Eastman Chemical Co.	1,029	64,878
Eaton Corp. plc	3,198	1,196,852
eBay, Inc.	3,683	334,969
Ecolab, Inc.	7,867	2,154,457
Edison International	3,085	170,539
Edwards Lifesciences Corp.*	4,856	377,651
Electronic Arts, Inc.	1,807	364,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	1,868	$603,588
Eli Lilly & Co.	15,234	11,623,542
EMCOR Group, Inc.	368	239,031
Emerson Electric Co.	4,660	611,299
Entergy Corp.	3,701	344,896
EOG Resources, Inc.	4,500	504,540
EPAM Systems, Inc.*	489	73,736
EQT Corp.	5,276	287,173
Equifax, Inc.	12,246	3,141,466
Equinix, Inc. (REIT)	814	637,557
Equity Residential (REIT)	2,949	190,889
Erie Indemnity Co., Class A	205	65,223
Essex Property Trust, Inc. (REIT)	522	139,719
Estee Lauder Cos., Inc. (The), Class A	1,933	170,336
Everest Group Ltd.	362	126,783
Evergy, Inc.	1,911	145,274
Eversource Energy	3,159	224,731
Exelon Corp.	8,249	371,288
Expand Energy Corp.	1,973	209,612
Expedia Group, Inc.	1,000	213,750
Expeditors International of Washington, Inc.	1,161	142,327
Experian plc	18,574	929,762
Extra Space Storage, Inc. (REIT)	1,734	244,390
Exxon Mobil Corp.	35,020	3,948,505
F5, Inc.*	465	150,283
FactSet Research Systems, Inc.	321	91,963
Fair Isaac Corp.*	197	294,816
Fastenal Co.	9,517	466,714
Federal Realty Investment Trust (REIT)	713	72,234
FedEx Corp.	1,767	416,676
Ferrovial SE	10,326	591,372
Fidelity National Information Services, Inc.	4,200	276,948
Fifth Third Bancorp	5,432	241,996
First Solar, Inc.*	884	194,949
FirstEnergy Corp.	4,229	193,773
Fiserv, Inc.*	4,448	573,481
Ford Motor Co.	31,964	382,289
Fortinet, Inc.*	5,251	441,504
Fortive Corp.	2,863	140,258
Fox Corp., Class A	1,716	108,211
Fox Corp., Class B	1,150	65,883
Franklin Resources, Inc.	2,286	52,875
Freeport-McMoRan, Inc.	11,953	468,797
Garmin Ltd.	1,350	332,397
Gartner, Inc.*	606	159,299
GE Aerospace	8,711	2,620,443
GE HealthCare Technologies, Inc.	3,765	282,752
GE Vernova, Inc.	2,236	1,374,916
Gen Digital, Inc.	4,729	134,256
Generac Holdings, Inc.*	483	80,854
General Dynamics Corp.	2,065	704,165
General Mills, Inc.	4,485	226,134
General Motors Co.	7,878	480,322
Genuine Parts Co.	1,134	157,172
Gilead Sciences, Inc.	10,179	1,129,869
Global Payments, Inc.	2,063	171,394
Globe Life, Inc.	638	91,215
GoDaddy, Inc., Class A*	1,085	148,461
Goldman Sachs Group, Inc. (The)	2,487	1,980,522
GSK plc	82,701	1,751,231
Haleon plc	182,758	817,010
Halliburton Co.	7,312	179,875
Hartford Insurance Group, Inc. (The)	2,331	310,932
Hasbro, Inc.	1,051	79,718
HCA Healthcare, Inc.	1,345	573,239
Healthpeak Properties, Inc. (REIT)	5,459	104,540
Henry Schein, Inc.*	952	63,184
Hershey Co. (The)	1,189	222,402
Hewlett Packard Enterprise Co.	10,987	269,841
Hilton Worldwide Holdings, Inc.	1,930	500,719
Holcim AG	10,326	873,504
Hologic, Inc.*	1,830	123,507
Home Depot, Inc. (The)	8,173	3,311,618
Honeywell International, Inc.	5,215	1,097,758
Hormel Foods Corp.	2,437	60,291
Host Hotels & Resorts, Inc. (REIT)	4,946	84,181
Howmet Aerospace, Inc.	3,339	655,212
HP, Inc.	7,960	216,751
Hubbell, Inc., Class B	418	179,870
Humana, Inc.	995	258,869
Huntington Bancshares, Inc.	12,193	210,573
Huntington Ingalls Industries, Inc.	341	98,177
IDEX Corp.	623	101,399
IDEXX Laboratories, Inc.*	2,671	1,706,475
Illinois Tool Works, Inc.	2,166	564,806
Incyte Corp.*	1,348	114,324
Ingersoll Rand, Inc.	2,971	245,464
Insulet Corp.*	595	183,694
Intel Corp.*	36,302	1,217,932
Interactive Brokers Group, Inc., Class A	3,626	249,505
Intercontinental Exchange, Inc.	4,750	800,280
International Business Machines Corp.	7,652	2,159,088
International Flavors & Fragrances, Inc.	2,177	133,973
International Paper Co.	4,233	196,411
Interpublic Group of Cos., Inc. (The)	3,197	89,228
Intuit, Inc.	12,198	8,330,136
Intuitive Surgical, Inc.*	10,313	4,612,283
Invesco Ltd.	3,778	86,667
Invitation Homes, Inc. (REIT)	4,692	137,616
IQVIA Holdings, Inc.*	7,605	1,444,494
Iron Mountain, Inc. (REIT)	2,395	244,146
J M Smucker Co. (The)	809	87,857
Jabil, Inc.	861	186,983
Jack Henry & Associates, Inc.	647	96,358
Jacobs Solutions, Inc.	982	147,163
James Hardie Industries plc (CHDI)*	11,836	219,919
JB Hunt Transport Services, Inc.	632	84,795
Johnson & Johnson	19,783	3,668,164
Johnson Controls International plc	5,375	590,981
JPMorgan Chase & Co.	22,587	7,124,617
Kellanova	2,272	186,349
Kenvue, Inc.	15,661	254,178
Keurig Dr Pepper, Inc.	11,176	285,100
KeyCorp	7,379	137,914
Keysight Technologies, Inc.*	1,409	246,462
Kimberly-Clark Corp.	2,716	337,707
Kimco Realty Corp. (REIT)	5,627	122,950
Kinder Morgan, Inc.	15,966	451,997
KKR & Co., Inc.	5,633	732,008
KLA Corp.	1,081	1,165,967
Kraft Heinz Co. (The)	7,041	183,348
Kroger Co. (The)	4,940	333,005
L3Harris Technologies, Inc.	1,544	471,553
Labcorp Holdings, Inc.	696	199,794
Lam Research Corp.	64,780	8,674,042
Lamb Weston Holdings, Inc.	1,025	59,532
Las Vegas Sands Corp.	2,449	131,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Leidos Holdings, Inc.	1,056	$199,542
Lennar Corp., Class A	1,914	241,241
Lennox International, Inc.	262	138,692
Linde plc	5,650	2,683,750
Live Nation Entertainment, Inc.*	1,272	207,845
LKQ Corp.	2,284	69,753
Lockheed Martin Corp.	1,685	841,169
Loews Corp.	1,418	142,353
Lowe’s Cos., Inc.	4,586	1,152,508
Lululemon Athletica, Inc.*	901	160,315
LyondellBasell Industries NV, Class A	2,098	102,886
M&T Bank Corp.	1,259	248,804
Marathon Petroleum Corp.	2,536	488,789
Marriott International, Inc., Class A	11,402	2,969,537
Marsh & McLennan Cos., Inc.	4,002	806,523
Martin Marietta Materials, Inc.	504	317,661
Marvell Technology, Inc.	40,276	3,386,003
Masco Corp.	1,653	116,355
Mastercard, Inc., Class A	11,193	6,366,690
Match Group, Inc.	1,914	67,602
McCormick & Co., Inc. (Non-Voting)	2,137	142,987
McDonald’s Corp.	5,862	1,781,403
McKesson Corp.	1,016	784,901
Medtronic plc	10,465	996,687
Merck & Co., Inc.	20,518	1,722,076
Meta Platforms, Inc., Class A	43,443	31,903,670
MetLife, Inc.	4,519	372,230
Mettler-Toledo International, Inc.*	168	206,238
MGM Resorts International*	1,574	54,555
Microchip Technology, Inc.	4,364	280,256
Micron Technology, Inc.	9,177	1,535,496
Microsoft Corp.	77,113	39,940,678
Mid-America Apartment Communities, Inc. (REIT)	970	135,538
Moderna, Inc.*	2,736	70,671
Mohawk Industries, Inc.*	432	55,693
Molina Healthcare, Inc.*	462	88,408
Molson Coors Beverage Co., Class B	1,269	57,422
Monday.com Ltd.*	842	163,087
Mondelez International, Inc., Class A	10,776	673,177
Monolithic Power Systems, Inc.	390	359,050
Monster Beverage Corp.*	5,792	389,860
Moody’s Corp.	1,260	600,365
Morgan Stanley	9,966	1,584,195
Mosaic Co. (The)	2,383	82,642
Motorola Solutions, Inc.	1,369	626,030
MSCI, Inc.	635	360,305
Nasdaq, Inc.	3,724	329,388
Nestle SA (Registered)	52,159	4,787,712
NetApp, Inc.	1,605	190,128
Netflix, Inc.*	7,884	9,452,285
Newmont Corp.	8,984	757,441
News Corp., Class A	3,183	97,750
News Corp., Class B	1,004	34,688
NextEra Energy, Inc.	16,860	1,272,761
NIKE, Inc., Class B	9,736	678,891
NiSource, Inc.	3,746	162,202
Nordson Corp.	467	105,986
Norfolk Southern Corp.	1,830	549,750
Northern Trust Corp.	1,517	204,188
Northrop Grumman Corp.	1,115	679,392
Norwegian Cruise Line Holdings Ltd.*	3,497	86,131
Novartis AG (Registered)	38,438	4,834,386
NRG Energy, Inc.	1,551	251,184
Nucor Corp.	1,878	254,338
NVIDIA Corp.	276,265	51,545,524
NVR, Inc.*	22	176,763
Occidental Petroleum Corp.	5,831	275,515
Old Dominion Freight Line, Inc.	1,501	211,311
Omnicom Group, Inc.	1,663	135,584
ON Semiconductor Corp.*	3,271	161,293
ONEOK, Inc.	5,098	372,001
Oracle Corp. (Moscow Stock Exchange)	13,613	3,828,520
O’Reilly Automotive, Inc.*	7,050	760,061
Otis Worldwide Corp.	3,236	295,867
PACCAR, Inc.	4,337	426,414
Packaging Corp. of America	730	159,089
Palantir Technologies, Inc., Class A*	18,682	3,407,970
Palo Alto Networks, Inc.*	5,510	1,121,946
Paramount Skydance Corp., Class B(x)	2,047	38,729
Parker-Hannifin Corp.	1,057	801,365
Paychex, Inc.	2,629	333,252
Paycom Software, Inc.	418	87,003
PayPal Holdings, Inc.*	7,798	522,934
Pentair plc	1,368	151,520
PepsiCo, Inc.	11,246	1,579,388
Pfizer, Inc.	46,503	1,184,896
PG&E Corp.	18,032	271,923
Phathom Pharmaceuticals, Inc.(x)*	55,750	656,178
Philip Morris International, Inc.	12,786	2,073,889
Phillips 66	3,308	449,954
Pinnacle West Capital Corp.	922	82,667
PNC Financial Services Group, Inc. (The)	3,223	647,597
Pool Corp.	270	83,719
PPG Industries, Inc.	1,827	192,036
PPL Corp.	5,985	222,403
Principal Financial Group, Inc.	1,695	140,532
Procter & Gamble Co. (The)	19,241	2,956,380
Progressive Corp. (The)	4,799	1,185,113
Prologis, Inc. (REIT)	7,585	868,634
Prudential Financial, Inc.	2,881	298,875
PTC, Inc.*	975	197,945
Public Service Enterprise Group, Inc.	4,070	339,682
Public Storage (REIT)	1,294	373,772
PulteGroup, Inc.	1,582	209,030
QIAGEN NV	4,516	199,859
QUALCOMM, Inc.	8,859	1,473,783
Quanta Services, Inc.	1,223	506,836
Quest Diagnostics, Inc.	898	171,141
Ralph Lauren Corp.	299	93,754
Raymond James Financial, Inc.	1,476	254,758
Realty Income Corp. (REIT)	7,554	459,208
Regency Centers Corp. (REIT)	1,430	104,247
Regeneron Pharmaceuticals, Inc.	837	470,620
Regions Financial Corp.	7,165	188,941
Republic Services, Inc.	1,670	383,232
ResMed, Inc.	1,202	329,023
Revvity, Inc.	939	82,303
Robinhood Markets, Inc., Class A*	6,358	910,338
Roche Holding AG (BMV Mexico Stock Exchange)	14,182	4,630,239
Roche Holding AG (OTC US Exchange)	672	229,783
Rockwell Automation, Inc.	921	321,917
Rollins, Inc.	2,227	130,814
Roper Technologies, Inc.	889	443,335
Ross Stores, Inc.	2,717	414,044
Royal Caribbean Cruises Ltd.	2,079	672,723
RTX Corp.	10,995	1,839,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	22,945	$11,167,561
Salesforce, Inc.	7,853	1,861,161
Sanofi SA	22,346	2,060,785
SBA Communications Corp. (REIT)	855	165,314
Schlumberger NV	12,406	426,394
Schneider Electric SE	11,143	3,108,388
Seagate Technology Holdings plc	1,725	407,204
Sempra	5,467	491,921
ServiceNow, Inc.*	3,337	3,070,974
Shell plc	119,312	4,246,646
Sherwin-Williams Co. (The)	1,909	661,010
Simon Property Group, Inc. (REIT)	2,682	503,331
Skyworks Solutions, Inc.	1,143	87,988
Smurfit WestRock plc	4,212	179,305
Snap-on, Inc.	429	148,661
Solventum Corp.*	1,249	91,177
Southern Co. (The)	8,996	852,551
Southwest Airlines Co.	4,153	132,522
Spotify Technology SA*	6,702	4,677,996
Stanley Black & Decker, Inc.	1,289	95,811
Starbucks Corp.	9,448	799,301
State Street Corp.	2,324	269,607
Steel Dynamics, Inc.	1,157	161,321
Stellantis NV	40,517	374,083
STERIS plc	792	195,972
Stryker Corp.	5,893	2,178,465
Super Micro Computer, Inc.(x)*	4,272	204,800
Swiss Re AG	6,124	1,131,253
Synchrony Financial	3,134	222,671
Synopsys, Inc.*	1,539	759,327
Sysco Corp.	3,973	327,137
T. Rowe Price Group, Inc.	1,768	181,468
Take-Two Interactive Software, Inc.*	1,417	366,096
Tapestry, Inc.	1,738	196,776
Targa Resources Corp.	1,764	295,541
Target Corp.	3,819	342,564
Teledyne Technologies, Inc.*	394	230,900
Tenaris SA	7,949	141,761
Teradyne, Inc.	1,302	179,207
Tesla, Inc.*	23,051	10,251,241
Texas Instruments, Inc.	7,451	1,368,972
Texas Pacific Land Corp.	157	146,581
Textron, Inc.	1,507	127,326
Thermo Fisher Scientific, Inc.	8,707	4,223,069
TJX Cos., Inc. (The)	22,678	3,277,878
TKO Group Holdings, Inc., Class A	537	108,453
T-Mobile US, Inc.	3,969	950,099
Tractor Supply Co.	4,345	247,100
Trade Desk, Inc. (The), Class A*	3,517	172,368
Trane Technologies plc	1,846	778,938
TransDigm Group, Inc.	467	615,515
Travelers Cos., Inc. (The)	1,835	512,369
Trimble, Inc.*	1,952	159,381
Truist Financial Corp.	10,463	478,368
Tyler Technologies, Inc.*	369	193,046
Tyson Foods, Inc., Class A	2,240	121,632
Uber Technologies, Inc.*	17,130	1,678,226
UDR, Inc. (REIT)	2,550	95,013
Ulta Beauty, Inc.*	375	205,031
Union Pacific Corp.	4,871	1,151,358
United Airlines Holdings, Inc.*	2,651	255,822
United Parcel Service, Inc., Class B	6,096	509,199
United Rentals, Inc.	520	496,423
UnitedHealth Group, Inc.	7,440	2,569,032
Universal Health Services, Inc., Class B	436	89,136
US Bancorp	12,767	617,029
Valero Energy Corp.	2,511	427,523
Ventas, Inc. (REIT)	3,680	257,563
Veralto Corp.	2,110	224,947
VeriSign, Inc.	684	191,226
Verisk Analytics, Inc.	1,177	296,027
Verizon Communications, Inc.	34,634	1,522,164
Vertex Pharmaceuticals, Inc.*	2,127	833,018
Viatris, Inc.	9,449	93,545
VICI Properties, Inc. (REIT), Class A	8,688	283,316
Visa, Inc., Class A	37,630	12,846,129
Vistra Corp.	2,616	512,527
Vulcan Materials Co.	1,074	330,384
W.R. Berkley Corp.	2,490	190,784
W.W. Grainger, Inc.	369	351,642
Walmart, Inc.	35,957	3,705,728
Walt Disney Co. (The)	14,769	1,691,051
Warner Bros Discovery, Inc.*	20,337	397,182
Waste Management, Inc.	3,048	673,090
Waters Corp.*	509	152,603
WEC Energy Group, Inc.	2,615	299,653
Wells Fargo & Co.	26,314	2,205,640
Welltower, Inc. (REIT)	5,494	978,701
West Pharmaceutical Services, Inc.	578	151,627
Western Digital Corp.	2,864	343,852
Westinghouse Air Brake Technologies Corp.	1,405	281,660
Weyerhaeuser Co. (REIT)	6,064	150,327
Williams Cos., Inc. (The)	10,162	643,763
Williams-Sonoma, Inc.	1,020	199,359
Willis Towers Watson plc	805	278,087
Workday, Inc., Class A*	1,759	423,444
Wynn Resorts Ltd.	758	97,229
Xcel Energy, Inc.	4,964	400,347
Xylem, Inc.	2,001	295,148
Yum! Brands, Inc.	2,279	346,408
Zebra Technologies Corp., Class A*	428	127,184
Zimmer Biomet Holdings, Inc.	1,694	166,859
Zoetis, Inc.	7,820	1,144,222

		674,433,529

Total Common Stocks (80.6%) (Cost $551,917,664)		1,391,506,794

	Number of Rights	Value (Note 1)
RIGHTS:
Belgium (0.0%)†
Sofina SA, expiring 10/2/25(x)*	229	511

Denmark (0.0%)†
Orsted A/S, expiring 10/2/25*	48,780	48,565

Total Rights (0.0%)† (Cost $52,073)		49,076

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	3,652,327	3,652,327
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	82,417,832	82,450,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		87,103,126

Total Short-Term Investments (5.1%) (Cost $87,093,429)		87,103,126

Total Investments in Securities (85.7%) (Cost $639,063,166)		1,478,658,996
Other Assets Less Liabilities (14.3%)		247,711,135

Net Assets (100%)		$1,726,370,131

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $25,055,867 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $16,633,239. This was collateralized by $12,763,533 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $4,652,327 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Information Technology	$369,837,081	21.4%
Financials	257,018,764	14.9
Consumer Discretionary	151,684,777	8.8
Communication Services	148,268,832	8.6
Industrials	146,245,374	8.5
Health Care	121,741,948	7.0
Investment Companies	87,103,126	5.1
Consumer Staples	70,283,098	4.1
Materials	42,823,304	2.5
Energy	30,797,419	1.8
Real Estate	28,333,034	1.6
Utilities	24,522,239	1.4
Cash and Other	247,711,135	14.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,183	1,289,588	85,264	(164,510)	31,014	137,868	1,379,224	19,876	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	929	12/2025	EUR	60,435,269	1,136,395
FTSE 100 Index	299	12/2025	GBP	37,829,919	273,611
S&P 500 E-Mini Index	545	12/2025	USD	183,630,937	2,192,867
SPI 200 Index	103	12/2025	AUD	15,118,505	(19,971)
TOPIX Index	175	12/2025	JPY	37,169,084	458,395

					4,041,297

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	369,186	JPY	53,823,633	HSBC Bank plc	12/19/2025	2,231

Total unrealized appreciation						2,231

AUD	18,567,488	USD	12,360,005	HSBC Bank plc	12/19/2025	(62,465)
GBP	3,380,748	USD	4,584,661	HSBC Bank plc	12/19/2025	(37,497)
USD	4,525,382	EUR	3,837,628	HSBC Bank plc	12/19/2025	(856)

Total unrealized depreciation						(100,818)

Net unrealized depreciation						(98,587)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$27,579,084	$—	$27,579,084
Austria	—	985,535	—	985,535
Belgium	—	3,246,780	—	3,246,780
Brazil	17,325,179	107,631	—	17,432,810
Canada	5,878,120	—	—	5,878,120
Chile	—	5,876,134	—	5,876,134
China	9,805,733	64,121,166	—	73,926,899
Czech Republic	—	1,611,571	—	1,611,571
Denmark	—	7,402,515	—	7,402,515
Finland	—	4,248,059	—	4,248,059
France	—	52,523,448	—	52,523,448
Germany	—	48,240,931	—	48,240,931
Hong Kong	397,108	7,276,647	—	7,673,755
India	10,506,289	60,015,990	—	70,522,279
Indonesia	—	1,055,143	—	1,055,143
Ireland	1,689,583	1,263,684	—	2,953,267
Israel	2,200,847	2,580,637	—	4,781,484
Italy	—	16,970,949	—	16,970,949
Japan	—	94,220,422	—	94,220,422
Jersey	157,524	—	—	157,524
Luxembourg	—	603,728	—	603,728
Macau	—	379,673	—	379,673
Malaysia	—	3,267,568	—	3,267,568
Mexico	11,576,204	135,243	—	11,711,447
Netherlands	478,688	23,595,936	—	24,074,624
New Zealand	—	1,077,259	—	1,077,259
Norway	—	2,245,688	—	2,245,688
Peru	1,320,749	—	—	1,320,749
Poland	—	7,991,812	—	7,991,812
Portugal	—	735,704	—	735,704
Singapore	1,688,752	5,540,504	—	7,229,256
South Africa	—	9,197,259	—	9,197,259
South Korea	—	28,489,259	—	28,489,259
Spain	—	17,193,006	—	17,193,006
Sweden	—	14,949,551	—	14,949,551
Switzerland	527,311	23,947,050	—	24,474,361
Taiwan	—	70,043,894	—	70,043,894
United Kingdom	425,379	44,376,339	—	44,801,718
United States	639,133,374	35,300,155	—	674,433,529
Forward Currency Contracts	—	2,231	—	2,231
Futures	4,061,268	—	—	4,061,268
Rights
Belgium	—	511	—	511
Denmark	—	48,565	—	48,565
Short-Term Investments
Investment Companies	87,103,126	—	—	87,103,126

Total Assets	$794,275,234	$688,447,261	$—	$1,482,722,495

Liabilities:
Forward Currency Contracts	$—	$(100,818)	$—	$(100,818)
Futures	(19,971)	—	—	(19,971)

Total Liabilities	$(19,971)	$(100,818)	$—	$(120,789)

Total	$794,255,263	$688,346,443	$—	$1,482,601,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$865,333,964
Aggregate gross unrealized depreciation	(26,097,523)

Net unrealized appreciation	$839,236,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$643,365,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.9%)
iShares Core S&P 500 ETF	44,000	$29,449,200
SPDR S&P 500 ETF Trust(x)	270,152	179,969,860
Vanguard S&P 500 ETF	48,100	29,455,478

Total Equity		238,874,538

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	2,664,800	224,136,328

Total Exchange Traded Funds (61.9%) (Cost $370,710,696)		463,010,866

SHORT-TERM INVESTMENTS:
Investment Companies (39.2%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	7,000,000	7,000,000
Goldman Sachs Financial Square Funds - Government Fund 4.03% (7 day yield) ‡	58,517,488	58,517,488
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.99% (7 day yield) ‡	54,324,011	54,324,011
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.95% (7 day yield) ‡	56,394,988	56,394,988
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	10,874,471	10,874,471
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	100,444,966	100,485,143
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		293,596,101

Total Short-Term Investments (39.2%) (Cost $293,589,756)		293,596,101

Total Investments in Securities (101.1%) (Cost $664,300,452)		756,606,967
Other Assets Less Liabilities (-1.1%)		(8,196,396)

Net Assets (100%)		$748,410,571

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $208,096,294. This was collateralized by $188,456,715 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $23,874,471 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.03% (7 day yield)	58,517,488	47,478,257	14,632,051	(3,592,820)	—	—	58,517,488	1,609,305	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.99% (7 day yield)	54,324,011	43,410,815	14,506,016	(3,592,820)	—	—	54,324,011	1,460,213	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.95% (7 day yield)	56,394,988	45,434,067	14,553,741	(3,592,820)	—	—	56,394,988	1,551,217	—

Total		136,323,139	43,691,808	(10,778,460)	—	—	169,236,487	4,620,735	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,008	12/2025	EUR	65,574,543	1,934,659
FTSE 100 Index	355	12/2025	GBP	44,915,121	722,590
Russell 2000 E-Mini Index	366	12/2025	USD	44,935,650	721,447
S&P 500 E-Mini Index	56	12/2025	USD	18,868,500	169,130
S&P Midcap 400 E-Mini Index	199	12/2025	USD	65,395,380	(449,847)
TOPIX Index	222	12/2025	JPY	47,151,638	579,690

					3,677,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$463,010,866	$—	$—	$463,010,866
Futures	4,127,516	—	—	4,127,516
Short-Term Investments
Investment Companies	293,596,101	—	—	293,596,101

Total Assets	$760,734,483	$—	$—	$760,734,483

Liabilities:
Futures	$(449,847)	$—	$—	$(449,847)

Total Liabilities	$(449,847)	$—	$—	$(449,847)

Total	$760,284,636	$—	$—	$760,284,636

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,533,170
Aggregate gross unrealized depreciation	(449,847)

Net unrealized appreciation	$102,083,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$658,201,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Entertainment (2.0%)
Live Nation Entertainment, Inc.*	7,557	$1,234,814
TKO Group Holdings, Inc., Class A	10,682	2,157,336

Total Communication Services		3,392,150

Consumer Discretionary (8.8%)
Automobile Components (1.2%)
Aptiv plc*	24,204	2,086,869

Broadline Retail (0.4%)
eBay, Inc.	7,353	668,755

Hotels, Restaurants & Leisure (1.2%)
Boyd Gaming Corp.	11,545	998,065
Royal Caribbean Cruises Ltd.	2,913	942,589

		1,940,654

Household Durables (2.1%)
DR Horton, Inc.	20,659	3,501,080

Specialty Retail (2.7%)
AutoZone, Inc.*	274	1,175,526
Ross Stores, Inc.	22,536	3,434,261

		4,609,787

Textiles, Apparel & Luxury Goods (1.2%)
Tapestry, Inc.	17,923	2,029,242

Total Consumer Discretionary		14,836,387

Consumer Staples (5.3%)
Beverages (2.3%)
Coca-Cola Europacific Partners plc	42,275	3,822,083

Consumer Staples Distribution & Retail (3.0%)
BJ’s Wholesale Club Holdings, Inc.*	30,330	2,828,273
Performance Food Group Co.*	21,537	2,240,709

		5,068,982

Total Consumer Staples		8,891,065

Energy (9.0%)
Oil, Gas & Consumable Fuels (9.0%)
BKV Corp.*	63,913	1,478,308
Cheniere Energy, Inc.	7,651	1,797,832
Diamondback Energy, Inc.	10,047	1,437,726
DT Midstream, Inc.	14,930	1,687,986
Expand Energy Corp.	28,500	3,027,840
Kinetik Holdings, Inc., Class A(x)	17,387	743,120
Marathon Petroleum Corp.	7,792	1,501,830
Permian Resources Corp.	89,043	1,139,750
Phillips 66	17,466	2,375,725

Total Energy		15,190,117

Financials (16.5%)
Banks (4.8%)
Citizens Financial Group, Inc.	43,364	2,305,230
Fifth Third Bancorp	47,511	2,116,615
First Horizon Corp.	41,591	940,373
SouthState Bank Corp.	14,620	1,445,479
Wintrust Financial Corp.	9,738	1,289,701

		8,097,398

Capital Markets (3.1%)
Jefferies Financial Group, Inc.	22,736	1,487,389
Nasdaq, Inc.	16,949	1,499,139
Raymond James Financial, Inc.	13,410	2,314,566

		5,301,094

Financial Services (3.2%)
Corebridge Financial, Inc.	36,358	1,165,274
Fidelity National Information Services, Inc.	38,701	2,551,944
Global Payments, Inc.	17,038	1,415,517
Klarna Group plc(x)*	7,354	269,524

		5,402,259

Insurance (5.4%)
American Financial Group, Inc.	12,786	1,863,176
Arch Capital Group Ltd.	10,563	958,381
Brown & Brown, Inc.	17,527	1,643,857
Globe Life, Inc.	10,068	1,439,422
Prudential Financial, Inc.	18,840	1,954,461
Unum Group	15,997	1,244,247

		9,103,544

Total Financials		27,904,295

Health Care (5.9%)
Health Care Providers & Services (3.1%)
Cencora, Inc.	8,294	2,592,124
Humana, Inc.	4,464	1,161,399
Quest Diagnostics, Inc.	7,653	1,458,509

		5,212,032

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	19,247	2,470,352
Mettler-Toledo International, Inc.*	1,168	1,433,849

		3,904,201

Pharmaceuticals (0.5%)
Royalty Pharma plc, Class A	23,258	820,542

Total Health Care		9,936,775

Industrials (18.7%)
Aerospace & Defense (2.6%)
L3Harris Technologies, Inc.	9,879	3,017,145
Woodward, Inc.	5,210	1,316,619

		4,333,764

Building Products (1.3%)
Builders FirstSource, Inc.*	18,787	2,277,924

Electrical Equipment (5.3%)
AMETEK, Inc.	21,741	4,087,308
Rockwell Automation, Inc.	11,709	4,092,647
Vertiv Holdings Co., Class A	5,346	806,497

		8,986,452

Ground Transportation (0.7%)
Saia, Inc.*	3,758	1,124,995

Machinery (3.4%)
IDEX Corp.	5,391	877,439
Ingersoll Rand, Inc.	21,365	1,765,176
ITT, Inc.	6,759	1,208,239
Stanley Black & Decker, Inc.	25,057	1,862,487

		5,713,341

Passenger Airlines (1.9%)
United Airlines Holdings, Inc.*	32,622	3,148,023

Trading Companies & Distributors (3.5%)
Fastenal Co.	55,343	2,714,021
United Rentals, Inc.	3,383	3,229,615

		5,943,636

Total Industrials		31,528,135

Information Technology (9.3%)
Electronic Equipment, Instruments & Components (2.1%)
Jabil, Inc.	4,718	1,024,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mirion Technologies, Inc., Class A(x)*	108,176	$2,516,174

		3,540,782

Semiconductors & Semiconductor Equipment (2.8%)
Marvell Technology, Inc.	25,168	2,115,874
Microchip Technology, Inc.	24,267	1,558,426
Teradyne, Inc.	8,142	1,120,665

		4,794,965

Software (1.1%)
Dynatrace, Inc.*	24,923	1,207,520
Netskope, Inc., Class A*	26,433	600,822

		1,808,342

Technology Hardware, Storage & Peripherals (3.3%)
Hewlett Packard Enterprise Co.	97,076	2,384,186
Western Digital Corp.	26,993	3,240,780

		5,624,966

Total Information Technology		15,769,055

Materials (8.0%)
Chemicals (2.4%)
Chemours Co. (The)	53,550	848,232
RPM International, Inc.	16,944	1,997,359
Westlake Corp.	16,336	1,258,852

		4,104,443

Construction Materials (2.5%)
Martin Marietta Materials, Inc.	6,585	4,150,394

Containers & Packaging (1.8%)
International Paper Co.	67,132	3,114,925

Metals & Mining (1.3%)
Steel Dynamics, Inc.	15,299	2,133,139

Total Materials		13,502,901

Real Estate (7.7%)
Health Care REITs (0.6%)
Ventas, Inc. (REIT)	14,231	996,028

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	58,203	712,405

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	6,473	1,019,886

Residential REITs (2.7%)
American Homes 4 Rent (REIT), Class A	48,773	1,621,702
AvalonBay Communities, Inc. (REIT)	10,730	2,072,714
Camden Property Trust (REIT)	9,034	964,651

		4,659,067

Specialized REITs (3.4%)
Digital Realty Trust, Inc. (REIT)	11,885	2,054,679
Extra Space Storage, Inc. (REIT)	11,292	1,591,494
VICI Properties, Inc. (REIT), Class A	62,248	2,029,907

		5,676,080

Total Real Estate		13,063,466

Utilities (8.2%)
Electric Utilities (4.0%)
Entergy Corp.	17,917	1,669,685
Exelon Corp.	20,254	911,633
NRG Energy, Inc.	4,703	761,651
PG&E Corp.	74,643	1,125,617
PPL Corp.(x)	61,534	2,286,603

		6,755,189

Multi-Utilities (4.2%)
CMS Energy Corp.	28,539	2,090,767
NiSource, Inc.	63,936	2,768,429
Public Service Enterprise Group, Inc.	27,616	2,304,831

		7,164,027

Total Utilities		13,919,216

Total Common Stocks (99.4%) (Cost $140,380,577)		167,933,562

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	259,757	259,757

Total Short-Term Investments (0.2%) (Cost $259,757)		259,757

Total Investments in Securities (99.6%) (Cost $140,640,334)		168,193,319
Other Assets Less Liabilities (0.4%)		726,183

Net Assets (100%)		$168,919,502

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $3,796,027. This was collateralized by $3,621,665 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $259,757 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,392,150	$—	$—	$3,392,150
Consumer Discretionary	14,836,387	—	—	14,836,387
Consumer Staples	8,891,065	—	—	8,891,065
Energy	15,190,117	—	—	15,190,117
Financials	27,904,295	—	—	27,904,295
Health Care	9,936,775	—	—	9,936,775
Industrials	31,528,135	—	—	31,528,135
Information Technology	15,769,055	—	—	15,769,055
Materials	13,502,901	—	—	13,502,901
Real Estate	13,063,466	—	—	13,063,466
Utilities	13,919,216	—	—	13,919,216
Short-Term Investments
Investment Companies	259,757	—	—	259,757

Total Assets	$168,193,319	$—	$—	$168,193,319

Total Liabilities	$—	$—	$—	$—

Total	$168,193,319	$—	$—	$168,193,319

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,486,574
Aggregate gross unrealized depreciation	(4,078,765)

Net unrealized appreciation	$27,407,809

Federal income tax cost of investments in securities and derivative instruments, if applicable	$140,785,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	30,815	$870,216
Verizon Communications, Inc.	18,170	798,571

		1,668,787

Entertainment (0.5%)
Electronic Arts, Inc.	970	195,649
Live Nation Entertainment, Inc.*	680	111,112
Netflix, Inc.*	1,831	2,195,222
Take-Two Interactive Software, Inc.*	747	192,995
TKO Group Holdings, Inc., Class A	297	59,982
Walt Disney Co. (The)	7,748	887,146
Warner Bros Discovery, Inc.*	10,669	208,366

		3,850,472

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A	25,068	6,094,031
Alphabet, Inc., Class C	20,125	4,901,443
Match Group, Inc.	1,037	36,627
Meta Platforms, Inc., Class A	9,347	6,864,250

		17,896,351

Media (0.1%)
Charter Communications, Inc., Class A*	400	110,042
Comcast Corp., Class A	15,871	498,667
Fox Corp., Class A	905	57,069
Fox Corp., Class B	640	36,666
Interpublic Group of Cos., Inc. (The)	1,578	44,042
News Corp., Class A	1,622	49,811
News Corp., Class B	536	18,519
Omnicom Group, Inc.	835	68,078
Paramount Skydance Corp., Class B(x)	1,331	25,183
Trade Desk, Inc. (The), Class A*	1,921	94,148

		1,002,225

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	2,086	499,347

Total Communication Services		24,917,182

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	938	80,875

Automobiles (0.7%)
Ford Motor Co.	16,846	201,478
General Motors Co.	4,103	250,160
Tesla, Inc.*	12,093	5,377,999

		5,829,637

Broadline Retail (1.2%)
Amazon.com, Inc.*	41,824	9,183,296
eBay, Inc.	1,969	179,080

		9,362,376

Distributors (0.0%)†
Genuine Parts Co.	599	83,021
LKQ Corp.	1,109	33,869
Pool Corp.	142	44,030

		160,920

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,849	224,506
Booking Holdings, Inc.	140	755,898
Carnival Corp.*	4,679	135,270
Chipotle Mexican Grill, Inc.*	5,779	226,479
Darden Restaurants, Inc.	504	95,941
Domino’s Pizza, Inc.	135	58,281
DoorDash, Inc., Class A*	1,595	433,824
Expedia Group, Inc.	509	108,799
Hilton Worldwide Holdings, Inc.	1,014	263,072
Las Vegas Sands Corp.	1,331	71,594
Marriott International, Inc., Class A	971	252,887
McDonald’s Corp.	3,075	934,462
MGM Resorts International*	880	30,501
Norwegian Cruise Line Holdings Ltd.*	1,948	47,979
Royal Caribbean Cruises Ltd.	1,089	352,379
Starbucks Corp.	4,899	414,455
Wynn Resorts Ltd.	364	46,690
Yum! Brands, Inc.	1,196	181,792

		4,634,809

Household Durables (0.1%)
DR Horton, Inc.	1,195	202,517
Garmin Ltd.	705	173,585
Lennar Corp., Class A	981	123,645
Mohawk Industries, Inc.*	225	29,007
NVR, Inc.*	12	96,416
PulteGroup, Inc.	850	112,311

		737,481

Leisure Products (0.0%)†
Hasbro, Inc.	574	43,538

Specialty Retail (0.5%)
AutoZone, Inc.*	72	308,897
Best Buy Co., Inc.	847	64,050
CarMax, Inc.*	647	29,031
Home Depot, Inc. (The)	4,288	1,737,455
Lowe’s Cos., Inc.	2,415	606,914
O’Reilly Automotive, Inc.*	3,657	394,261
Ross Stores, Inc.	1,410	214,870
TJX Cos., Inc. (The)	4,808	694,948
Tractor Supply Co.	2,284	129,891
Ulta Beauty, Inc.*	194	106,069
Williams-Sonoma, Inc.	530	103,589

		4,389,975

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	639	64,775
Lululemon Athletica, Inc.*	470	83,627
NIKE, Inc., Class B	5,120	357,018
Ralph Lauren Corp.	167	52,365
Tapestry, Inc.	897	101,558

		659,343

Total Consumer Discretionary		25,898,954

Consumer Staples (1.5%)
Beverages (0.3%)
Brown-Forman Corp., Class B	759	20,554
Coca-Cola Co. (The)	16,692	1,107,013
Constellation Brands, Inc., Class A	615	82,822
Keurig Dr Pepper, Inc.	5,854	149,336
Molson Coors Beverage Co., Class B	730	33,033
Monster Beverage Corp.*	3,072	206,776
PepsiCo, Inc.	5,900	828,596

		2,428,130

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	1,911	1,768,879
Dollar General Corp.	948	97,976
Dollar Tree, Inc.*	836	78,893
Kroger Co. (The)	2,621	176,682
Sysco Corp.	2,058	169,456
Target Corp.	1,958	175,632
Walmart, Inc.	18,915	1,949,380

		4,416,898

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,071	123,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	604	$49,075
Campbell’s Co. (The)(x)	848	26,780
Conagra Brands, Inc.	2,064	37,792
General Mills, Inc.	2,304	116,168
Hershey Co. (The)	638	119,338
Hormel Foods Corp.	1,256	31,073
J M Smucker Co. (The)	460	49,956
Kellanova	1,159	95,061
Kraft Heinz Co. (The)	3,673	95,645
Lamb Weston Holdings, Inc.	601	34,906
McCormick & Co., Inc. (Non- Voting)	1,090	72,932
Mondelez International, Inc., Class A	5,576	348,333
Tyson Foods, Inc., Class A	1,231	66,843

		1,267,623

Household Products (0.3%)
Church & Dwight Co., Inc.	1,050	92,012
Clorox Co. (The)	527	64,979
Colgate-Palmolive Co.	3,483	278,431
Kimberly-Clark Corp.	1,430	177,806
Procter & Gamble Co. (The)	10,094	1,550,943

		2,164,171

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,009	88,913
Kenvue, Inc.	8,270	134,222

		223,135

Tobacco (0.2%)
Altria Group, Inc.	7,240	478,274
Philip Morris International, Inc.	6,708	1,088,038

		1,566,312

Total Consumer Staples		12,066,269

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,249	207,011
Halliburton Co.	3,674	90,381
Schlumberger NV	6,430	220,999

		518,391

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	1,542	37,440
Chevron Corp.	8,294	1,287,975
ConocoPhillips	5,382	509,083
Coterra Energy, Inc.	3,289	77,785
Devon Energy Corp.	2,736	95,924
Diamondback Energy, Inc.	811	116,054
EOG Resources, Inc.	2,353	263,818
EQT Corp.	2,689	146,362
Expand Energy Corp.	1,026	109,002
Exxon Mobil Corp.	18,372	2,071,443
Kinder Morgan, Inc.	8,427	238,568
Marathon Petroleum Corp.	1,310	252,490
Occidental Petroleum Corp.	3,097	146,333
ONEOK, Inc.	2,714	198,041
Phillips 66	1,742	236,947
Targa Resources Corp.	927	155,310
Texas Pacific Land Corp.	83	77,492
Valero Energy Corp.	1,339	227,978
Williams Cos., Inc. (The)	5,263	333,411

		6,581,456

Total Energy		7,099,847

Financials (4.0%)
Banks (1.1%)
Bank of America Corp.	29,367	1,515,044
Citigroup, Inc.	7,933	805,199
Citizens Financial Group, Inc.	1,859	98,824
Fifth Third Bancorp	2,852	127,057
Huntington Bancshares, Inc.	6,317	109,095
JPMorgan Chase & Co.	11,850	3,737,845
KeyCorp	4,017	75,078
M&T Bank Corp.	673	132,998
PNC Financial Services Group, Inc. (The)	1,697	340,978
Regions Financial Corp.	3,845	101,393
Truist Financial Corp.	5,557	254,066
US Bancorp	6,706	324,101
Wells Fargo & Co.	13,805	1,157,135

		8,778,813

Capital Markets (0.9%)
Ameriprise Financial, Inc.	406	199,448
Bank of New York Mellon Corp. (The)	3,039	331,129
BlackRock, Inc.	621	724,005
Blackstone, Inc.	3,177	542,791
Cboe Global Markets, Inc.	451	110,608
Charles Schwab Corp. (The)	7,353	701,991
CME Group, Inc.	1,553	419,605
Coinbase Global, Inc., Class A*	975	329,053
FactSet Research Systems, Inc.	163	46,698
Franklin Resources, Inc.	1,320	30,532
Interactive Brokers Group, Inc., Class A	1,919	132,046
Intercontinental Exchange, Inc.	2,467	415,640
Invesco Ltd.	1,922	44,091
KKR & Co., Inc.	2,956	384,132
Moody’s Corp.	665	316,859
Morgan Stanley	5,228	831,043
MSCI, Inc.	333	188,948
Nasdaq, Inc.	1,953	172,743
Northern Trust Corp.	824	110,910
Raymond James Financial, Inc.	765	132,039
Robinhood Markets, Inc., Class A*	3,335	477,505
S&P Global, Inc.	1,347	655,598
State Street Corp.	1,223	141,880
T. Rowe Price Group, Inc.	971	99,663

		7,538,957

Consumer Finance (0.2%)
American Express Co.	2,339	776,922
Capital One Financial Corp.	2,756	585,871
Synchrony Financial	1,603	113,893

		1,476,686

Financial Services (1.2%)
Apollo Global Management, Inc.	1,983	264,274
Berkshire Hathaway, Inc., Class B*	7,902	3,972,652
Block, Inc., Class A*	2,368	171,135
Corpay, Inc.*	304	87,570
Fidelity National Information Services, Inc.	2,251	148,431
Fiserv, Inc.*	2,343	302,083
Global Payments, Inc.	1,046	86,902
Jack Henry & Associates, Inc.	314	46,764
Mastercard, Inc., Class A	3,557	2,023,257
PayPal Holdings, Inc.*	4,117	276,086
Visa, Inc., Class A	7,320	2,498,902

		9,878,056

Insurance (0.6%)
Aflac, Inc.	2,074	231,666
Allstate Corp. (The)	1,136	243,842
American International Group, Inc.	2,387	187,475
Aon plc, Class A	929	331,263
Arch Capital Group Ltd.	1,602	145,349
Arthur J Gallagher & Co.	1,105	342,263
Assurant, Inc.	217	47,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	1,263	$118,457
Chubb Ltd.	1,598	451,035
Cincinnati Financial Corp.	674	106,559
Erie Indemnity Co., Class A	109	34,679
Everest Group Ltd.	181	63,392
Globe Life, Inc.	349	49,897
Hartford Insurance Group, Inc. (The)	1,212	161,669
Loews Corp.	733	73,586
Marsh & McLennan Cos., Inc.	2,119	427,042
MetLife, Inc.	2,407	198,265
Principal Financial Group, Inc.	874	72,463
Progressive Corp. (The)	2,526	623,796
Prudential Financial, Inc.	1,517	157,374
Travelers Cos., Inc. (The)	970	270,843
W.R. Berkley Corp.	1,291	98,916
Willis Towers Watson plc	420	145,089

		4,581,922

Total Financials		32,254,434

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.	7,613	1,762,714
Amgen, Inc.	2,320	654,704
Biogen, Inc.*	632	88,531
Gilead Sciences, Inc.	5,347	593,517
Incyte Corp.*	707	59,961
Moderna, Inc.*	1,492	38,538
Regeneron Pharmaceuticals, Inc.	439	246,836
Vertex Pharmaceuticals, Inc.*	1,105	432,762

		3,877,563

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	7,501	1,004,684
Align Technology, Inc.*	291	36,439
Baxter International, Inc.	2,213	50,390
Becton Dickinson & Co.	1,235	231,155
Boston Scientific Corp.*	6,386	623,465
Cooper Cos., Inc. (The)*	860	58,962
Dexcom, Inc.*	1,690	113,720
Edwards Lifesciences Corp.*	2,530	196,758
GE HealthCare Technologies, Inc.	1,968	147,797
Hologic, Inc.*	959	64,723
IDEXX Laboratories, Inc.*	345	220,417
Insulet Corp.*	303	93,545
Intuitive Surgical, Inc.*	1,545	690,970
Medtronic plc	5,522	525,915
ResMed, Inc.(x)	631	172,724
Solventum Corp.*	635	46,355
STERIS plc	424	104,914
Stryker Corp.	1,483	548,221
Zimmer Biomet Holdings, Inc.	854	84,119

		5,015,273

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	1,029	161,512
Cencora, Inc.	836	261,275
Centene Corp.*	2,011	71,753
Cigna Group (The)	1,150	331,488
CVS Health Corp.	5,466	412,082
DaVita, Inc.*	154	20,462
Elevance Health, Inc.	970	313,426
HCA Healthcare, Inc.	706	300,897
Henry Schein, Inc.*	444	29,468
Humana, Inc.	518	134,768
Labcorp Holdings, Inc.	358	102,767
McKesson Corp.	536	414,081
Molina Healthcare, Inc.*	234	44,778
Quest Diagnostics, Inc.	482	91,860
UnitedHealth Group, Inc.	3,903	1,347,706
Universal Health Services, Inc., Class B	243	49,679

		4,088,002

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,224	157,100
Bio-Techne Corp.	676	37,606
Charles River Laboratories International, Inc.*	212	33,170
Danaher Corp.	2,746	544,422
IQVIA Holdings, Inc.*	733	139,226
Mettler-Toledo International, Inc.*	89	109,257
Revvity, Inc.	500	43,825
Thermo Fisher Scientific, Inc.	1,627	789,128
Waters Corp.*	257	77,051
West Pharmaceutical Services, Inc.	310	81,322

		2,012,107

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	8,772	395,617
Eli Lilly & Co.	3,426	2,614,038
Johnson & Johnson	10,379	1,924,474
Merck & Co., Inc.	10,764	903,423
Pfizer, Inc.	24,502	624,311
Viatris, Inc.	5,024	49,738
Zoetis, Inc.	1,910	279,471

		6,791,072

Total Health Care		21,784,017

Industrials (2.5%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	338	242,562
Boeing Co. (The)*	3,259	703,390
GE Aerospace	4,570	1,374,747
General Dynamics Corp.	1,088	371,008
Howmet Aerospace, Inc.	1,737	340,852
Huntington Ingalls Industries, Inc.	169	48,657
L3Harris Technologies, Inc.	806	246,161
Lockheed Martin Corp.	885	441,801
Northrop Grumman Corp.	580	353,406
RTX Corp.	5,768	965,159
Textron, Inc.	768	64,888
TransDigm Group, Inc.	243	320,279

		5,472,910

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	509	67,392
Expeditors International of Washington, Inc.	585	71,715
FedEx Corp.	935	220,482
United Parcel Service, Inc., Class B	3,172	264,957

		624,546

Building Products (0.1%)
A.O. Smith Corp.	492	36,118
Allegion plc	370	65,619
Builders FirstSource, Inc.*	476	57,715
Carrier Global Corp.	3,447	205,786
Johnson Controls International plc	2,820	310,059
Lennox International, Inc.	138	73,052
Masco Corp.	902	63,492
Trane Technologies plc	959	404,659

		1,216,500

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,476	302,964
Copart, Inc.*	3,834	172,415
Republic Services, Inc.	875	200,795
Rollins, Inc.	1,211	71,134
Veralto Corp.	1,069	113,966
Waste Management, Inc.	1,597	352,666

		1,213,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
EMCOR Group, Inc.	193	$125,361
Quanta Services, Inc.	642	266,058

		391,419

Electrical Equipment (0.3%)
AMETEK, Inc.	995	187,060
Eaton Corp. plc	1,678	627,992
Emerson Electric Co.	2,425	318,111
GE Vernova, Inc.	1,173	721,278
Generac Holdings, Inc.*	253	42,352
Hubbell, Inc., Class B	229	98,541
Rockwell Automation, Inc.	485	169,522

		2,164,856

Ground Transportation (0.3%)
CSX Corp.	8,034	285,287
JB Hunt Transport Services, Inc.	330	44,276
Norfolk Southern Corp.	967	290,497
Old Dominion Freight Line, Inc.	797	112,202
Uber Technologies, Inc.*	8,987	880,456
Union Pacific Corp.	2,556	604,162

		2,216,880

Industrial Conglomerates (0.1%)
3M Co.	2,295	356,138
Honeywell International, Inc.	2,736	575,928

		932,066

Machinery (0.5%)
Caterpillar, Inc.	2,019	963,366
Cummins, Inc.	594	250,888
Deere & Co.	1,085	496,127
Dover Corp.	591	98,597
Fortive Corp.	1,458	71,427
IDEX Corp.	324	52,734
Illinois Tool Works, Inc.	1,143	298,049
Ingersoll Rand, Inc.	1,559	128,805
Nordson Corp.	231	52,425
Otis Worldwide Corp.	1,691	154,608
PACCAR, Inc.	2,263	222,498
Parker-Hannifin Corp.	551	417,741
Pentair plc	706	78,197
Snap-on, Inc.	225	77,969
Stanley Black & Decker, Inc.	667	49,578
Westinghouse Air Brake Technologies Corp.	737	147,746
Xylem, Inc.	1,049	154,727

		3,715,482

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	2,795	158,616
Southwest Airlines Co.	2,263	72,212
United Airlines Holdings, Inc.*	1,395	134,618

		365,446

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,746	512,451
Broadridge Financial Solutions, Inc.	505	120,276
Dayforce, Inc.*	688	47,396
Equifax, Inc.	534	136,987
Jacobs Solutions, Inc.	515	77,178
Leidos Holdings, Inc.	553	104,495
Paychex, Inc.	1,397	177,084
Paycom Software, Inc.	216	44,958
Verisk Analytics, Inc.	602	151,409

		1,372,234

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,946	242,552
United Rentals, Inc.	277	264,441
W.W. Grainger, Inc.	190	181,062

		688,055

Total Industrials		20,374,334

Information Technology (10.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,442	647,244
Cisco Systems, Inc.	17,066	1,167,656
F5, Inc.*	248	80,151
Motorola Solutions, Inc.	718	328,334

		2,223,385

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,262	651,172
CDW Corp.	565	89,993
Corning, Inc.	3,359	275,539
Jabil, Inc.	462	100,332
Keysight Technologies, Inc.*	742	129,791
TE Connectivity plc	1,273	279,462
Teledyne Technologies, Inc.*	202	118,380
Trimble, Inc.*	1,026	83,773
Zebra Technologies Corp., Class A*	219	65,078

		1,793,520

IT Services (0.3%)
Accenture plc, Class A	2,684	661,874
Akamai Technologies, Inc.*	618	46,820
Cognizant Technology Solutions Corp., Class A	2,105	141,182
EPAM Systems, Inc.*	240	36,190
Gartner, Inc.*	326	85,696
GoDaddy, Inc., Class A*	597	81,688
International Business Machines Corp.	4,014	1,132,590
VeriSign, Inc.	362	101,204

		2,287,244

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	6,994	1,131,559
Analog Devices, Inc.	2,139	525,552
Applied Materials, Inc.	3,458	707,991
Broadcom, Inc.	20,270	6,687,276
First Solar, Inc.*	462	101,885
Intel Corp.*	18,863	632,854
KLA Corp.	569	613,723
Lam Research Corp.	5,454	730,291
Microchip Technology, Inc.	2,326	149,376
Micron Technology, Inc.	4,823	806,984
Monolithic Power Systems, Inc.	206	189,652
NVIDIA Corp.	105,152	19,619,260
NXP Semiconductors NV	1,086	247,315
ON Semiconductor Corp.*	1,762	86,884
QUALCOMM, Inc.	4,648	773,241
Skyworks Solutions, Inc.	640	49,267
Teradyne, Inc.	686	94,421
Texas Instruments, Inc.	3,918	719,854

		33,867,385

Software (3.4%)
Adobe, Inc.*	1,828	644,827
AppLovin Corp., Class A*	1,167	838,536
Autodesk, Inc.*	922	292,892
Cadence Design Systems, Inc.*	1,174	412,379
Crowdstrike Holdings, Inc., Class A*	1,074	526,668
Datadog, Inc., Class A*	1,393	198,363
Fair Isaac Corp.*	103	154,143
Fortinet, Inc.*	2,807	236,013
Gen Digital, Inc.	2,415	68,562
Intuit, Inc.	1,202	820,858
Microsoft Corp.	32,033	16,591,492
Oracle Corp.	7,142	2,008,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	9,801	$1,787,898
Palo Alto Networks, Inc.*	2,878	586,018
PTC, Inc.*	516	104,758
Roper Technologies, Inc.	464	231,392
Salesforce, Inc.	4,120	976,440
ServiceNow, Inc.*	896	824,571
Synopsys, Inc.*	797	393,232
Tyler Technologies, Inc.*	186	97,308
Workday, Inc., Class A*	931	224,120

		28,019,086

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	63,955	16,284,862
Dell Technologies, Inc., Class C	1,307	185,293
Hewlett Packard Enterprise Co.	5,655	138,887
HP, Inc.	4,048	110,227
NetApp, Inc.	862	102,113
Seagate Technology Holdings plc	917	216,467
Super Micro Computer, Inc.*	2,160	103,550
Western Digital Corp.	1,495	179,490

		17,320,889

Total Information Technology		85,511,509

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	959	261,538
Albemarle Corp.(x)	507	41,108
CF Industries Holdings, Inc.	698	62,611
Corteva, Inc.	2,927	197,953
Dow, Inc.	3,055	70,051
DuPont de Nemours, Inc.	1,804	140,532
Eastman Chemical Co.	495	31,210
Ecolab, Inc.	1,100	301,246
International Flavors & Fragrances, Inc.	1,104	67,940
Linde plc	2,021	959,975
LyondellBasell Industries NV, Class A	1,109	54,385
Mosaic Co. (The)	1,368	47,442
PPG Industries, Inc.	973	102,272
Sherwin-Williams Co. (The)	999	345,914

		2,684,177

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	260	163,873
Vulcan Materials Co.	569	175,035

		338,908

Containers & Packaging (0.1%)
Amcor plc	9,935	81,268
Avery Dennison Corp.	336	54,489
Ball Corp.	1,173	59,143
International Paper Co.	2,275	105,560
Packaging Corp. of America	385	83,903
Smurfit WestRock plc	2,250	95,783

		480,146

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,187	242,654
Newmont Corp.	4,734	399,124
Nucor Corp.	989	133,940
Steel Dynamics, Inc.	596	83,100

		858,818

Total Materials		4,362,049

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	671	55,921
Healthpeak Properties, Inc. (REIT)	2,995	57,354
Ventas, Inc. (REIT)	1,959	137,110
Welltower, Inc. (REIT)	2,882	513,400

		763,785

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,756	46,907

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	3,999	457,966

Office REITs (0.0%)†
BXP, Inc. (REIT)	635	47,206

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,263	198,998
CoStar Group, Inc.*	1,826	154,060

		353,058

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	613	118,413
Camden Property Trust (REIT)	460	49,119
Equity Residential (REIT)	1,498	96,965
Essex Property Trust, Inc. (REIT)	278	74,409
Invitation Homes, Inc. (REIT)	2,430	71,272
Mid-America Apartment Communities, Inc. (REIT)	505	70,564
UDR, Inc. (REIT)	1,299	48,401

		529,143

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	338	34,243
Kimco Realty Corp. (REIT)	2,918	63,758
Realty Income Corp. (REIT)	3,940	239,513
Regency Centers Corp. (REIT)	704	51,321
Simon Property Group, Inc. (REIT)	1,407	264,052

		652,887

Specialized REITs (0.2%)
American Tower Corp. (REIT)	2,018	388,102
Crown Castle, Inc. (REIT)	1,877	181,112
Digital Realty Trust, Inc. (REIT)	1,382	238,920
Equinix, Inc. (REIT)	422	330,527
Extra Space Storage, Inc. (REIT)	915	128,960
Iron Mountain, Inc. (REIT)	1,273	129,770
Public Storage (REIT)	681	196,707
SBA Communications Corp. (REIT)	463	89,521
VICI Properties, Inc. (REIT), Class A	4,596	149,875
Weyerhaeuser Co. (REIT)	3,109	77,072

		1,910,566

Total Real Estate		4,761,518

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,107	74,623
American Electric Power Co., Inc.	2,305	259,312
Constellation Energy Corp.	1,346	442,928
Duke Energy Corp.	3,351	414,686
Edison International	1,658	91,654
Entergy Corp.	1,924	179,298
Evergy, Inc.	992	75,412
Eversource Energy	1,599	113,753
Exelon Corp.	4,353	195,928
FirstEnergy Corp.	2,239	102,591
NextEra Energy, Inc.	8,875	669,974
NRG Energy, Inc.	834	135,066
PG&E Corp.	9,472	142,838
Pinnacle West Capital Corp.	515	46,175
PPL Corp.	3,187	118,429
Southern Co. (The)	4,741	449,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	2,549	$205,577

		3,717,549

Gas Utilities (0.0%)†
Atmos Energy Corp.	692	118,159

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,069	40,388
Vistra Corp.	1,373	268,998

		309,386

Multi-Utilities (0.2%)
Ameren Corp.	1,165	121,603
CenterPoint Energy, Inc.	2,814	109,183
CMS Energy Corp.	1,290	94,505
Consolidated Edison, Inc.	1,554	156,208
Dominion Energy, Inc.	3,678	224,983
DTE Energy Co.	895	126,580
NiSource, Inc.	2,029	87,856
Public Service Enterprise Group, Inc.	2,151	179,523
Sempra	2,812	253,024
WEC Energy Group, Inc.	1,387	158,936

		1,512,401

Water Utilities (0.0%)†
American Water Works Co., Inc.	841	117,059

Total Utilities		5,774,554

Total Common Stocks (30.1%) (Cost $103,274,493)		244,804,667

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.6%)
U.S. Treasury Notes
4.500%, 11/15/33	$327,780,000	338,867,716

Total Long-Term Debt Securities (41.6%) (Cost $338,343,146)		338,867,716

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc., CVR(r)*	3,179	1,264

Total Consumer Staples		1,264

Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	274	438

Total Health Care		438

Total Rights (0.0%)† (Cost $1,543)		1,702

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.5%)
Goldman Sachs Financial Square Funds - Government Fund 4.03% (7 day yield) ‡	38,392,764	38,392,764
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.99% (7 day yield) ‡	37,610,038	37,610,038
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.95% (7 day yield) ‡	37,217,475	37,217,475
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	52,451	52,451
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	77,797,033	77,828,151

Total Investment Companies		191,100,879

Total Short-Term Investments (23.5%) (Cost $191,078,214)		191,100,879

Total Investments in Securities (95.2%) (Cost $632,697,396)		774,774,964
Other Assets Less Liabilities (4.8%)		38,715,959

Net Assets (100%)		$813,490,923

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $223,683. This was collateralized by $181,670 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55 and by cash of $52,451 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.03% (7 day yield)	38,392,764	39,579,751	3,977,366	(5,164,353)	—	—	38,392,764	1,161,343	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.99% (7 day yield)	37,610,038	38,772,801	3,896,194	(5,058,957)	—	—	37,610,038	1,130,539	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.95% (7 day yield)	37,217,475	38,368,126	3,855,608	(5,006,259)	—	—	37,217,475	1,195,401	—

Total		116,720,678	11,729,168	(15,229,569)	—	—	113,220,277	3,487,283	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO Stoxx 50 Index	940	12/2025	EUR	61,150,864	1,811,443
FTSE 100 Index	318	12/2025	GBP	40,233,827	653,582
Russell 2000 E-Mini Index	335	12/2025	USD	41,129,625	660,341
S&P Midcap 400 E-Mini Index	186	12/2025	USD	61,123,320	(424,322)
TOPIX Index	200	12/2025	JPY	42,478,953	536,805

					3,237,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,917,182	$—	$—	$24,917,182
Consumer Discretionary	25,898,954	—	—	25,898,954
Consumer Staples	12,066,269	—	—	12,066,269
Energy	7,099,847	—	—	7,099,847
Financials	32,254,434	—	—	32,254,434
Health Care	21,784,017	—	—	21,784,017
Industrials	20,374,334	—	—	20,374,334
Information Technology	85,511,509	—	—	85,511,509
Materials	4,362,049	—	—	4,362,049
Real Estate	4,761,518	—	—	4,761,518
Utilities	5,774,554	—	—	5,774,554
Futures	3,662,171	—	—	3,662,171
Rights
Consumer Staples	—	—	1,264	1,264
Health Care	—	438	—	438
Short-Term Investments
Investment Companies	191,100,879	—	—	191,100,879
U.S. Treasury Obligations	—	338,867,716	—	338,867,716

Total Assets	$439,567,717	$338,868,154	$1,264	$778,437,135

Liabilities:
Futures	$(424,322)	$—	$—	$(424,322)

Total Liabilities	$(424,322)	$—	$—	$(424,322)

Total	$439,143,395	$338,868,154	$1,264	$778,012,813

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,075,942
Aggregate gross unrealized depreciation	(6,760,525)

Net unrealized appreciation	$145,315,417

Federal income tax cost of investments in securities and derivative instruments, if applicable	$632,697,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (97.3%)
Communication Services (4.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$146,728
2.250%, 2/1/32	2,783,000	2,434,685
2.550%, 12/1/33	10,340,000	8,782,038
Orange SA
9.000%, 3/1/31(e)	370,000	449,611
Sprint Capital Corp.
8.750%, 3/15/32	720,000	876,361
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,105,279
Verizon Communications, Inc.
1.750%, 1/20/31	1,061,000	927,833
2.550%, 3/21/31	5,085,000	4,620,230
5.050%, 5/9/33	980,000	1,003,820
4.500%, 8/10/33	2,610,000	2,566,473

		23,913,058

Entertainment (0.0%)†
Electronic Arts, Inc.
1.850%, 2/15/31(x)	380,000	334,412

Interactive Media & Services (0.1%)
Baidu, Inc.
2.375%, 10/9/30	200,000	183,904
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	360,218

		544,122

Media (2.6%)
Charter Communications Operating LLC
4.400%, 4/1/33	80,000	75,698
6.650%, 2/1/34	5,870,000	6,276,732
Comcast Corp.
1.500%, 2/15/31(x)	5,440,000	4,697,121
4.800%, 5/15/33	4,670,000	4,714,452
4.200%, 8/15/34	2,430,000	2,322,838
Fox Corp.
6.500%, 10/13/33	3,960,000	4,361,368
Paramount Global
4.950%, 1/15/31	6,110,000	6,029,693
5.500%, 5/15/33	1,080,000	1,067,636
Time Warner Cable Enterprises LLC
8.375%, 7/15/33	7,380,000	8,637,478

		38,183,016

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc.
5.300%, 2/15/34	4,200,000	4,261,954
T-Mobile USA, Inc.
2.550%, 2/15/31	22,000	19,982
2.250%, 11/15/31	1,558,000	1,371,120
2.700%, 3/15/32	163,000	146,212
5.050%, 7/15/33	1,880,000	1,920,254
5.150%, 4/15/34	80,000	81,772

		7,801,294

Total Communication Services		70,775,902

Consumer Discretionary (3.6%)
Automobile Components (0.4%)
Aptiv Swiss Holdings Ltd.
3.250%, 3/1/32(x)	1,978,000	1,818,996
Magna International, Inc.
5.500%, 3/21/33	630,000	653,646
5.875%, 6/1/35	3,810,000	4,009,286

		6,481,928

Automobiles (0.7%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,404,966
6.100%, 8/19/32(x)	780,000	798,845
General Motors Co.
5.600%, 10/15/32(x)	520,000	539,126
5.000%, 4/1/35	8,180,000	7,953,512
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	297,548

		10,993,997

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)	600,000	540,396
4.500%, 11/28/34	400,000	396,532

		936,928

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33(x)	300,000	319,221

Hotels, Restaurants & Leisure (0.8%)
Marriott International, Inc.
5.300%, 5/15/34	4,100,000	4,205,359
Series GG
3.500%, 10/15/32	2,830,000	2,617,832
Series HH
2.850%, 4/15/31	1,120,000	1,030,274
Series II
2.750%, 10/15/33	820,000	709,162
Starbucks Corp.
3.000%, 2/14/32	3,080,000	2,833,589

		11,396,216

Household Durables (0.2%)
PulteGroup, Inc.
7.875%, 6/15/32	90,000	105,946
6.000%, 2/15/35	2,630,000	2,817,386

		2,923,332

Specialty Retail (1.4%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	413,085
5.200%, 8/1/33	2,150,000	2,207,397
6.550%, 11/1/33	5,410,000	6,034,894
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	5,030,000	4,602,812
Home Depot, Inc. (The)
4.500%, 9/15/32	4,700,000	4,772,983
Lowe’s Cos., Inc.
2.625%, 4/1/31	1,440,000	1,315,012
Tractor Supply Co.
5.250%, 5/15/33	840,000	865,024

		20,211,207

Total Consumer Discretionary		53,262,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (5.2%)
Beverages (0.0%)†
PepsiCo, Inc.
4.450%, 2/15/33	$130,000	$131,054

Consumer Staples Distribution & Retail (0.5%)
Dollar General Corp.
5.450%, 7/5/33	6,840,000	7,088,652
Dollar Tree, Inc.
2.650%, 12/1/31	700,000	623,922

		7,712,574

Food Products (1.6%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,601,709
Hershey Co. (The)
5.100%, 2/24/35	4,030,000	4,146,928
Kraft Heinz Foods Co.
5.000%, 7/15/35	3,810,000	3,774,811
Pilgrim’s Pride Corp.
4.250%, 4/15/31	570,000	550,808
3.500%, 3/1/32	1,210,000	1,106,291
6.250%, 7/1/33	380,000	405,806
6.875%, 5/15/34	3,790,000	4,179,081
Unilever Capital Corp.
4.625%, 8/12/34	4,200,000	4,222,236

		23,987,670

Household Products (0.2%)
Procter & Gamble Co. (The)
4.550%, 1/29/34	2,589,000	2,629,424

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	4,230,000	4,233,559
Haleon US Capital LLC
3.625%, 3/24/32	500,000	473,970

		4,707,529

Tobacco (2.6%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	10,788,452
6.875%, 11/1/33	4,090,000	4,617,128
BAT Capital Corp.
6.421%, 8/2/33	280,000	307,154
6.000%, 2/20/34	8,241,000	8,788,612
Philip Morris International, Inc.
1.750%, 11/1/30(x)	530,000	468,644
5.750%, 11/17/32	4,210,000	4,483,503
5.375%, 2/15/33	2,770,000	2,887,844
5.625%, 9/7/33	870,000	921,071
5.250%, 2/13/34	4,230,000	4,363,575

		37,625,983

Total Consumer Staples		76,794,234

Energy (8.4%)
Oil, Gas & Consumable Fuels (8.4%)
APA Corp.
6.100%, 2/15/35(x)	8,110,000	8,295,056
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	777,945
BP Capital Markets America, Inc.
4.812%, 2/13/33	4,440,000	4,489,202
4.893%, 9/11/33	1,930,000	1,957,977
4.989%, 4/10/34	4,200,000	4,273,405
5.227%, 11/17/34	12,530,000	12,938,151
Cheniere Energy Partners LP
5.950%, 6/30/33	9,230,000	9,747,588
Devon Energy Corp.
5.200%, 9/15/34(x)	4,390,000	4,360,428
Enbridge, Inc.
5.700%, 3/8/33	132,000	138,694
Energy Transfer LP
6.550%, 12/1/33	4,220,000	4,612,678
EQT Corp.
5.750%, 2/1/34	3,740,000	3,908,902
Expand Energy Corp.
4.750%, 2/1/32	4,210,000	4,136,950
Hess Corp.
7.125%, 3/15/33	70,000	81,258
HF Sinclair Corp.
6.250%, 1/15/35	7,780,000	8,114,405
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	2,234,000	2,552,951
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,279,704
5.400%, 2/1/34	2,506,000	2,579,328
ONEOK, Inc.
6.350%, 1/15/31	680,000	730,127
6.100%, 11/15/32	2,780,000	2,973,334
6.050%, 9/1/33	1,060,000	1,122,154
6.000%, 6/15/35	3,790,000	3,983,385
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,755,373
Shell Finance US, Inc.
4.125%, 5/11/35(x)	8,330,000	7,990,047
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	4,080,000	4,100,085
Targa Resources Corp.
4.200%, 2/1/33	550,000	521,741
5.500%, 2/15/35	4,070,000	4,138,238
Targa Resources Partners LP
4.875%, 2/1/31	14,940,000	14,973,182
4.000%, 1/15/32	2,240,000	2,123,042
TotalEnergies Capital SA
5.150%, 4/5/34	4,200,000	4,346,955

Total Energy		124,002,285

Financials (33.0%)
Banks (14.5%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	7,600,000	8,818,336
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,721,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	4,800,000	4,369,663
6.921%, 8/8/33	2,400,000	2,669,545
6.938%, 11/7/33	2,000,000	2,289,192
6.350%, 3/14/34	4,000,000	4,289,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31(k)	$200,000	$185,466
(SOFR + 1.53%), 1.898%, 7/23/31(k)	580,000	517,236
(SOFR + 1.32%), 2.687%, 4/22/32(k)	930,000	844,902
(SOFR + 1.21%), 2.572%, 10/20/32(k)	8,231,000	7,374,771
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	118,066
(SOFR + 1.83%), 4.571%, 4/27/33(k)	7,170,000	7,151,463
(SOFR + 2.16%), 5.015%, 7/22/33(k)	4,750,000	4,850,980
(SOFR + 1.91%), 5.425%, 8/15/35(k)	3,860,000	3,933,562
Bank of Nova Scotia (The)
2.150%, 8/1/31	910,000	805,494
2.450%, 2/2/32(x)	786,000	697,242
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33(k)	4,400,000	4,620,502
(SOFR + 3.57%), 7.119%, 6/27/34(k)	4,000,000	4,471,898
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	142,938
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	550,000	549,707
(SOFR + 2.11%), 2.572%, 6/3/31(k)	920,000	846,810
(SOFR + 1.17%), 2.561%, 5/1/32(k)	3,010,000	2,709,545
(SOFR + 1.18%), 2.520%, 11/3/32(k)	4,630,000	4,107,677
5.875%, 2/22/33	2,770,000	2,948,697
(SOFR + 2.09%), 4.910%, 5/24/33(k)	5,560,000	5,617,766
6.000%, 10/31/33	4,060,000	4,346,994
(SOFR + 2.34%), 6.270%, 11/17/33(k)	3,390,000	3,692,986
(SOFR + 2.66%), 6.174%, 5/25/34(k)	4,130,000	4,385,261
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31(k)	1,400,000	1,302,277
(SOFR + 1.95%), 2.357%, 8/18/31(k)	1,200,000	1,086,440
(SOFR + 1.41%), 2.871%, 11/22/32(k)	6,001,000	5,403,212
(SOFR + 2.53%), 4.762%, 3/29/33(k)	1,200,000	1,191,801
(SOFR + 4.25%), 8.113%, 11/3/33(k)	2,600,000	3,037,202
(SOFR + 3.02%), 7.399%, 11/13/34(k)	200,000	227,316
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	4,400,000	4,301,373
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)	1,610,000	1,492,659
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,480,000	1,305,506
(SOFR + 1.18%), 2.545%, 11/8/32(k)	700,000	626,305
(SOFR + 1.26%), 2.963%, 1/25/33(k)	240,000	219,340
(SOFR + 1.80%), 4.586%, 4/26/33(k)	5,770,000	5,769,653
(SOFR + 2.08%), 4.912%, 7/25/33(k)	940,000	955,855
(SOFR + 2.58%), 5.717%, 9/14/33(k)	3,320,000	3,511,655
KeyBank NA
5.000%, 1/26/33	19,500,000	19,608,073
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	547,887
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	2,000,000	2,328,858
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)	4,400,000	4,404,364
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	5,130,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32(k)	5,260,000	4,635,952
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	276,510
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	4,540,000	4,888,509
Royal Bank of Canada
(SOFR + 1.03%), 5.153%, 2/4/31(k)	460,000	473,799
2.300%, 11/3/31(x)	1,106,000	989,134
5.150%, 2/1/34(x)	5,600,000	5,818,282
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31(k)	1,100,000	1,231,500
Sumitomo Mitsui Financial Group, Inc.
1.710%, 1/12/31	1,200,000	1,046,746
2.222%, 9/17/31	3,200,000	2,820,672
5.632%, 1/15/35(x)	4,000,000	4,249,794
Synovus Financial Corp.
(SOFR + 2.35%), 6.168%, 11/1/30(k)	840,000	871,444
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,161,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 1/12/32(x)	$1,696,000	$1,506,570
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	540,000	537,252
US Bancorp
(SOFR + 1.02%), 2.677%, 1/27/33(k)	2,970,000	2,655,758
(SOFR + 2.11%), 4.967%, 7/22/33(k)	3,820,000	3,831,039
(SOFR + 2.09%), 5.850%, 10/21/33(k)	1,480,000	1,573,262
(SOFR + 1.86%), 5.678%, 1/23/35(k)	3,770,000	3,976,368
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	870,000	808,729
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	7,389,003
(SOFR + 2.02%), 5.389%, 4/24/34(k)	4,840,000	5,012,622
5.375%, 2/7/35	3,990,000	4,210,717
Westpac Banking Corp.
2.150%, 6/3/31	2,290,000	2,056,255

		214,549,226

Capital Markets (8.4%)
Apollo Debt Solutions BDC
6.700%, 7/29/31	620,000	657,193
Ares Capital Corp.
3.200%, 11/15/31	5,090,000	4,556,884
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	9,120,000	7,981,623
2.500%, 1/26/32	760,000	681,529
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	39,343
(SOFR + 1.42%), 5.188%, 3/14/35(k)	11,430,000	11,753,447
BlackRock Funding, Inc.
5.000%, 3/14/34	4,256,000	4,384,241
Blackstone Reg Finance Co. LLC
5.000%, 12/6/34	4,250,000	4,287,701
Blue Owl Credit Income Corp.
6.650%, 3/15/31	3,760,000	3,945,609
Blue Owl Finance LLC
6.250%, 4/18/34	3,700,000	3,867,941
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,479,765
Brookfield Finance, Inc.
6.350%, 1/5/34	3,830,000	4,176,602
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,800,912
1.950%, 12/1/31	6,130,000	5,305,239
2.900%, 3/3/32	3,610,000	3,285,939
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31(k)	400,000	413,457
(SOFR + 2.26%), 3.742%, 1/7/33(k)	5,600,000	5,160,904
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	219,393
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32(k)	340,000	299,733
(SOFR + 1.41%), 3.102%, 2/24/33(k)	640,000	587,224
Intercontinental Exchange, Inc.
4.600%, 3/15/33	1,410,000	1,415,702
Jefferies Financial Group, Inc.
6.200%, 4/14/34	3,940,000	4,173,148
LPL Holdings, Inc.
6.000%, 5/20/34	3,180,000	3,323,411
Moody’s Corp.
4.250%, 8/8/32	4,630,000	4,573,982
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32(k)	4,690,000	4,086,405
(SOFR + 1.02%), 1.928%, 4/28/32(k)	4,780,000	4,160,195
(SOFR + 1.29%), 2.943%, 1/21/33(k)	50,000	45,673
(SOFR + 2.08%), 4.889%, 7/20/33(k)	8,980,000	9,100,570
(SOFR + 2.56%), 6.342%, 10/18/33(k)	1,620,000	1,781,020
Nomura Holdings, Inc.
2.999%, 1/22/32	10,600,000	9,573,177
6.087%, 7/12/33	400,000	432,093
S&P Global, Inc.
5.250%, 9/15/33	4,970,000	5,201,077
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	9,880,000	8,857,109

		123,608,241

Consumer Finance (5.1%)
AerCap Ireland Capital DAC
3.300%, 1/30/32	1,800,000	1,657,783
3.400%, 10/29/33	9,900,000	8,870,726
Ally Financial, Inc.
8.000%, 11/1/31	530,000	604,142
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33(k)	1,000,000	988,576
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31(k)	600,000	677,177
(SOFR + 1.34%), 2.359%, 7/29/32(k)	14,510,000	12,492,824
6.700%, 11/29/32	7,300,000	8,048,556
Ford Motor Credit Co. LLC
4.000%, 11/13/30	8,800,000	8,202,304
7.122%, 11/7/33	4,000,000	4,276,000
6.125%, 3/8/34	8,400,000	8,436,456
General Motors Financial Co., Inc.
2.350%, 1/8/31	560,000	495,804
3.100%, 1/12/32	2,540,000	2,289,646
6.400%, 1/9/33	2,550,000	2,730,196
6.100%, 1/7/34	5,380,000	5,654,173
5.950%, 4/4/34	1,540,000	1,597,379
6.150%, 7/15/35	3,800,000	3,969,945
Toyota Motor Credit Corp.
1.650%, 1/10/31	180,000	157,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.800%, 1/5/34	$4,293,000	$4,358,246

		75,507,474

Financial Services (0.9%)
Global Payments, Inc.
5.400%, 8/15/32(x)	860,000	878,897
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31	3,920,000	4,019,298
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,517,958
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	232,272
Voya Financial, Inc.
5.000%, 9/20/34	400,000	397,824
Western Union Co. (The)
2.750%, 3/15/31	1,090,000	968,846

		13,015,095

Insurance (4.1%)
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,345,701
Aon Corp.
5.350%, 2/28/33	4,020,000	4,185,748
Aon North America, Inc.
5.450%, 3/1/34	4,208,000	4,385,733
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,913,498
5.875%, 1/15/34	1,170,000	1,223,194
Brown & Brown, Inc.
5.550%, 6/23/35	3,890,000	3,994,842
Chubb INA Holdings LLC
5.000%, 3/15/34	3,540,000	3,629,643
CNO Financial Group, Inc.
6.450%, 6/15/34	7,930,000	8,416,613
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	5,084,019
Lincoln National Corp.
3.400%, 1/15/31	1,168,000	1,103,787
Loews Corp.
6.000%, 2/1/35	3,770,000	4,058,051
Marsh & McLennan Cos., Inc.
5.000%, 3/15/35	3,850,000	3,888,006
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,311,195
Willis North America, Inc.
5.350%, 5/15/33	9,690,000	10,018,006

		60,558,036

Total Financials		487,238,072

Health Care (9.5%)
Biotechnology (0.7%)
Amgen, Inc.
2.000%, 1/15/32	5,170,000	4,477,503
3.350%, 2/22/32	690,000	646,471
5.250%, 3/2/33	5,220,000	5,399,245

		10,523,219

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.
2.539%, 2/1/32	6,270,000	5,496,528
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	432,821
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	2,100,000	2,259,664
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	137,757
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31(x)	590,000	529,182

		8,855,952

Health Care Providers & Services (5.0%)
Centene Corp.
2.500%, 3/1/31	11,350,000	9,791,077
2.625%, 8/1/31	13,920,000	11,981,501
Cigna Group (The)
5.250%, 2/15/34	4,180,000	4,299,584
CVS Health Corp.
5.250%, 1/30/31	4,560,000	4,693,250
2.125%, 9/15/31	5,180,000	4,486,655
5.250%, 2/21/33	1,640,000	1,677,601
5.300%, 6/1/33	2,480,000	2,537,006
4.875%, 7/20/35	8,020,000	7,789,127
Elevance Health, Inc.
4.750%, 2/15/33	850,000	852,238
HCA, Inc.
2.375%, 7/15/31	760,000	672,389
Humana, Inc.
2.150%, 2/3/32	9,550,000	8,131,599
McKesson Corp.
5.250%, 5/30/35	3,790,000	3,895,785
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,661,095
5.300%, 6/15/35	3,890,000	4,027,444
4.625%, 7/15/35	4,060,000	3,996,657

		73,493,008

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,858,536
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,388,711

		3,247,247

Pharmaceuticals (3.0%)
Johnson & Johnson
4.900%, 6/1/31	390,000	406,390
4.950%, 5/15/33	8,070,000	8,441,623
4.375%, 12/5/33	4,950,000	5,000,910
4.950%, 6/1/34	15,570,000	16,326,297
5.000%, 3/1/35	7,650,000	7,931,293
Merck & Co., Inc.
2.150%, 12/10/31	680,000	599,427
4.500%, 5/17/33(x)	2,270,000	2,278,785
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	3,490,000	3,519,538

		44,504,263

Total Health Care		140,623,689

Industrials (7.1%)
Aerospace & Defense (3.4%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,583,175
3.600%, 5/1/34	9,990,000	9,031,551
3.250%, 2/1/35	9,350,000	8,099,132
Lockheed Martin Corp.
3.600%, 3/1/35	4,310,000	3,941,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
4.700%, 3/15/33	$4,760,000	$4,787,299
RTX Corp.
1.900%, 9/1/31	11,730,000	10,177,660
2.375%, 3/15/32	1,340,000	1,183,061
5.150%, 2/27/33	4,010,000	4,146,673
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,257,487

		50,207,395

Air Freight & Logistics (0.1%)
FedEx Corp.
3.900%, 2/1/35§	140,000	126,997
United Parcel Service, Inc.
4.875%, 3/3/33	1,550,000	1,591,434

		1,718,431

Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	138,497

Commercial Services & Supplies (0.6%)
Republic Services, Inc.
5.000%, 12/15/33	120,000	123,682
5.000%, 4/1/34	4,240,000	4,341,798
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,788,710

		9,254,190

Electrical Equipment (0.3%)
Regal Rexnord Corp.
6.400%, 4/15/33	4,430,000	4,759,627

Ground Transportation (0.7%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	144,519
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	9,278,879
Union Pacific Corp.
2.800%, 2/14/32	756,000	693,762

		10,117,160

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	880,000	778,955

Professional Services (1.2%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	54,272
Concentrix Corp.
6.850%, 8/2/33	12,440,000	12,890,739
Equifax, Inc.
2.350%, 9/15/31(x)	700,000	618,753
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	4,080,000	4,307,502
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	95,607

		17,966,873

Trading Companies & Distributors (0.7%)
Air Lease Corp.
3.125%, 12/1/30	570,000	525,973
2.875%, 1/15/32	6,290,000	5,624,534
GATX Corp.
6.050%, 3/15/34	4,127,000	4,417,033

		10,567,540

Total Industrials		105,508,668

Information Technology (6.9%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,132,000	4,275,423
Juniper Networks, Inc.
2.000%, 12/10/30	2,400,000	2,102,531

		6,377,954

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	521,524
Avnet, Inc.
3.000%, 5/15/31(x)	3,710,000	3,361,986
Flex Ltd.
5.250%, 1/15/32	110,000	112,584
TD SYNNEX Corp.
6.100%, 4/12/34	3,290,000	3,488,228

		7,484,322

IT Services (1.5%)
Accenture Capital, Inc.
4.500%, 10/4/34	4,270,000	4,205,997
International Business Machines Corp.
2.720%, 2/9/32	600,000	543,812
4.750%, 2/6/33	600,000	609,168
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,683,297
6.350%, 2/20/34	11,772,000	12,575,019

		21,617,293

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	144,217
Broadcom, Inc.
4.150%, 11/15/30	148,000	147,184
4.300%, 11/15/32	150,000	148,135
2.600%, 2/15/33§	6,180,000	5,419,383
Intel Corp.
4.150%, 8/5/32	143,000	137,899
5.200%, 2/10/33(x)	1,995,000	2,037,027
KLA Corp.
4.650%, 7/15/32	136,000	137,761
Micron Technology, Inc.
5.875%, 2/9/33	456,000	484,201
NVIDIA Corp.
2.000%, 6/15/31	164,000	147,411
NXP BV
2.500%, 5/11/31	36,000	32,296
5.000%, 1/15/33(x)	3,790,000	3,835,480
QUALCOMM, Inc.
1.650%, 5/20/32	670,000	565,718
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	534,469
Texas Instruments, Inc.
3.650%, 8/16/32	145,000	139,135
4.900%, 3/14/33	132,000	135,909

		14,046,225

Software (2.4%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	293,640
Intuit, Inc.
5.200%, 9/15/33	990,000	1,033,030
Microsoft Corp.
3.500%, 2/12/35(x)	17,050,000	16,100,300
Oracle Corp.
6.250%, 11/9/32	4,660,000	5,060,435
4.900%, 2/6/33(x)	570,000	574,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 5/15/35	$8,760,000	$7,970,511
Roper Technologies, Inc.
1.750%, 2/15/31	60,000	52,317
VMware LLC
2.200%, 8/15/31	4,800,000	4,228,857

		35,313,297

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.
1.650%, 2/8/31	3,220,000	2,854,249
1.700%, 8/5/31(x)	620,000	545,396
3.350%, 8/8/32	9,470,000	9,029,418
4.300%, 5/10/33	2,170,000	2,195,136
Western Digital Corp.
3.100%, 2/1/32(x)	3,530,000	3,190,238

		17,814,437

Total Information Technology		102,653,528

Materials (3.3%)
Chemicals (1.7%)
Albemarle Corp.
5.050%, 6/1/32(x)	6,650,000	6,558,627
CF Industries, Inc.
5.150%, 3/15/34	4,331,000	4,361,581
Dow Chemical Co. (The)
4.250%, 10/1/34	4,280,000	3,933,928
Eastman Chemical Co.
5.750%, 3/8/33	660,000	693,980
Ecolab, Inc.
2.125%, 2/1/32	3,900,000	3,412,907
FMC Corp.
5.650%, 5/18/33(x)	830,000	830,107
LYB International Finance III LLC
5.625%, 5/15/33(x)	850,000	873,141
5.500%, 3/1/34(x)	4,200,000	4,218,359

		24,882,630

Containers & Packaging (0.4%)
Berry Global, Inc.
5.650%, 1/15/34	3,335,000	3,469,165
Sonoco Products Co.
5.000%, 9/1/34(x)	810,000	801,349
WRKCo., Inc.
3.000%, 6/15/33(x)	2,440,000	2,167,617

		6,438,131

Metals & Mining (1.1%)
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,766,658
BHP Billiton Finance USA Ltd.
4.900%, 2/28/33	735,000	751,094
5.250%, 9/8/33	1,400,000	1,455,997
Kinross Gold Corp.
6.250%, 7/15/33	1,210,000	1,319,381
Newmont Corp.
2.600%, 7/15/32	475,000	429,550
5.350%, 3/15/34	4,230,000	4,402,098
Nucor Corp.
3.125%, 4/1/32(x)	156,000	143,728
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	135,382
6.125%, 12/15/33	3,830,000	4,199,855
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	137,615
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	107,698

		15,849,056

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.125%, 1/15/32	1,250,000	1,121,750

Total Materials		48,291,567

Real Estate (4.6%)
Diversified REITs (1.1%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	108,655
GLP Capital LP (REIT)
4.000%, 1/15/31	40,000	38,306
3.250%, 1/15/32	350,000	314,293
Safehold GL Holdings LLC (REIT)
5.650%, 1/15/35	14,040,000	14,331,862
Simon Property Group LP (REIT)
2.200%, 2/1/31(x)	450,000	404,575
2.250%, 1/15/32	430,000	377,806

		15,575,497

Health Care REITs (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	464,793
1.875%, 2/1/33(x)	10,440,000	8,561,552
2.950%, 3/15/34	4,630,000	3,999,680
4.750%, 4/15/35	4,080,000	3,980,322
Healthcare Realty Holdings LP (REIT)
2.000%, 3/15/31(x)	2,480,000	2,151,219
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33(x)	550,000	484,559

		19,642,125

Office REITs (1.7%)
Boston Properties LP (REIT)
3.250%, 1/30/31	1,380,000	1,280,274
2.550%, 4/1/32	2,370,000	2,047,555
2.450%, 10/1/33	5,570,000	4,543,980
Highwoods Realty LP (REIT)
2.600%, 2/1/31(x)	3,030,000	2,680,040
Kilroy Realty LP (REIT)
2.500%, 11/15/32	4,976,000	4,132,994
2.650%, 11/15/33	12,718,000	10,386,357

		25,071,200

Residential REITs (0.3%)
UDR, Inc. (REIT)
2.100%, 8/1/32	2,681,000	2,282,341
2.100%, 6/15/33	2,011,000	1,663,937

		3,946,278

Retail REITs (0.2%)
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31	1,350,000	1,188,638
Realty Income Corp. (REIT)
3.200%, 2/15/31	1,250,000	1,177,165
1.800%, 3/15/33	640,000	529,190

		2,894,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	$500,000	$505,613

Total Real Estate		67,635,706

Utilities (10.9%)
Electric Utilities (7.3%)
AEP Texas, Inc.
5.700%, 5/15/34	4,060,000	4,226,989
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,535,659
Arizona Public Service Co.
2.200%, 12/15/31	510,000	445,313
DTE Electric Co.
5.200%, 3/1/34	4,235,000	4,372,645
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,812,543
Duke Energy Indiana LLC
5.250%, 3/1/34	4,220,000	4,348,250
Edison International
5.250%, 3/15/32	4,410,000	4,366,834
Entergy Corp.
2.400%, 6/15/31	330,000	294,533
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	596,331
2.350%, 6/15/32	6,010,000	5,267,059
Eversource Energy
2.550%, 3/15/31	590,000	532,110
Florida Power & Light Co.
5.100%, 4/1/33	700,000	722,452
4.800%, 5/15/33	3,060,000	3,108,222
5.300%, 6/15/34	4,030,000	4,201,031
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	930,000	820,593
Pacific Gas and Electric Co.
5.900%, 6/15/32	4,500,000	4,709,406
5.050%, 10/15/32	3,300,000	3,260,730
6.400%, 6/15/33	3,730,000	3,999,812
PacifiCorp
5.450%, 2/15/34	4,030,000	4,121,199
PPL Electric Utilities Corp.
4.850%, 2/15/34	4,106,000	4,162,116
Progress Energy, Inc.
7.000%, 10/30/31	90,000	101,123
Southern California Edison Co.
6.000%, 1/15/34	4,190,000	4,374,018
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,728,839
5.200%, 6/15/33	9,310,000	9,564,730
Southwestern Public Service Co.
5.300%, 5/15/35	3,810,000	3,879,965
Virginia Electric and Power Co.
2.300%, 11/15/31	13,700,000	12,136,229
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,876,368

		107,565,099

Gas Utilities (1.9%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,262,147
Southern California Gas Co.
5.200%, 6/1/33	8,700,000	8,949,887
5.050%, 9/1/34	8,350,000	8,493,108
5.450%, 6/15/35	3,790,000	3,932,836
Southwest Gas Corp.
4.050%, 3/15/32	5,080,000	4,868,906

		27,506,884

Multi-Utilities (1.7%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,722,307
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	4,870,000	4,211,463
National Grid plc
5.809%, 6/12/33	4,400,000	4,673,458
5.418%, 1/11/34	12,640,000	13,090,313
NiSource, Inc.
1.700%, 2/15/31	2,380,000	2,066,986
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	229,948

		25,994,475

Total Utilities		161,066,458

Total Corporate Bonds		1,437,852,938

U.S. Treasury Obligations (0.0%)†
U.S. Treasury Notes
4.250%, 5/15/35	155,200	156,628

Total U.S. Treasury Obligations		156,628

Total Long-Term Debt Securities (97.3%) (Cost $1,366,067,327)		1,438,009,566

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	24,210,843	24,210,843
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	5,008,031	5,010,033

Total Investment Companies		31,220,876

Total Short-Term Investments (2.1%) (Cost $31,220,055)		31,220,876

Total Investments in Securities (99.4%) (Cost $1,397,287,382)		1,469,230,442
Other Assets Less Liabilities (0.6%)		9,586,798

Net Assets (100%)		$1,478,817,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

†	Percent shown is less than 0.05% .

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $5,546,380 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $25,660,131. This was collateralized by cash of $26,210,843 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$70,775,902	$—	$70,775,902
Consumer Discretionary	—	53,262,829	—	53,262,829
Consumer Staples	—	76,794,234	—	76,794,234
Energy	—	124,002,285	—	124,002,285
Financials	—	487,238,072	—	487,238,072
Health Care	—	140,623,689	—	140,623,689
Industrials	—	105,508,668	—	105,508,668
Information Technology	—	102,653,528	—	102,653,528
Materials	—	48,291,567	—	48,291,567
Real Estate	—	67,635,706	—	67,635,706
Utilities	—	161,066,458	—	161,066,458
Short-Term Investments
Investment Companies	31,220,876	—	—	31,220,876
U.S. Treasury Obligations	—	156,628	—	156,628

Total Assets	$31,220,876	$1,438,009,566	$—	$1,469,230,442

Total	$31,220,876	$1,438,009,566	$—	$1,469,230,442

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,187,890
Aggregate gross unrealized depreciation	(332,012)

Net unrealized appreciation	$71,855,878

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,397,374,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.3%)
Financials (0.3%)
Financial Services (0.3%)
Private Export Funding Corp.
4.500%, 2/7/27§	$10,000,000	$10,087,501

Total Financials		10,087,501

Total Corporate Bonds		10,087,501

U.S. Government Agency Securities (49.3%)
FFCB
5.125%, 10/10/25	10,000,000	10,002,424
5.125%, 10/20/25	4,925,000	4,927,321
4.500%, 3/13/26	20,000,000	20,057,756
4.375%, 6/23/26	32,000,000	32,119,472
0.680%, 1/13/27	5,000,000	4,813,079
0.700%, 1/27/27	15,000,000	14,410,059
4.500%, 3/26/27	20,000,000	20,251,112
4.750%, 5/6/27	15,000,000	15,263,217
4.500%, 5/20/27	15,000,000	15,203,646
3.970%, 8/26/27	5,000,000	5,007,551
3.625%, 8/27/27	5,000,000	4,993,164
4.670%, 12/2/27	20,000,000	20,014,702
4.250%, 1/14/28	15,000,000	15,192,078
4.250%, 1/28/28	10,000,000	10,125,402
4.250%, 2/24/28	15,000,000	15,206,668
4.420%, 6/16/28	5,000,000	5,013,871
4.070%, 8/21/28	5,000,000	5,006,944
4.500%, 8/28/28	10,000,000	10,229,902
1.040%, 1/25/29	15,000,000	13,731,380
4.125%, 3/20/29	15,000,000	15,214,287
4.000%, 4/1/30	15,000,000	15,174,309
1.230%, 7/29/30	5,000,000	4,424,769
1.240%, 9/3/30	10,000,000	8,813,886
1.380%, 1/14/31	30,000,000	26,320,959
1.990%, 3/17/31	10,000,000	9,043,681
4.890%, 9/12/33	15,000,000	14,933,868
4.940%, 3/24/34	10,500,000	10,455,516
4.970%, 9/17/35	10,000,000	9,965,012
FHLB
4.000%, 10/9/26	55,000,000	55,198,154
4.625%, 11/17/26(x)	25,000,000	25,254,985
1.500%, 11/23/26	50,000,000	48,759,985
1.250%, 12/21/26	50,000,000	48,572,015
4.125%, 1/15/27(x)	22,245,000	22,414,256
1.700%, 1/28/27	69,245,000	67,457,163
0.830%, 2/10/27	10,000,000	9,622,182
1.020%, 2/24/27	15,000,000	14,452,016
0.900%, 2/26/27	35,000,000	33,652,745
1.115%, 2/26/27	30,000,000	28,960,200
4.000%, 3/10/27	25,000,000	25,113,615
3.000%, 3/12/27	2,000,000	1,982,599
4.750%, 4/9/27	47,460,000	48,240,726
3.875%, 6/4/27	20,465,000	20,538,281
3.500%, 9/9/27(x)	53,900,000	53,707,830
4.125%, 9/10/27	20,000,000	20,182,022
1.100%, 2/25/28	15,000,000	14,119,905
4.800%, 3/6/28	10,000,000	10,034,367
4.500%, 3/10/28	6,200,000	6,325,839
3.250%, 6/9/28	25,000,000	24,741,430
4.000%, 6/9/28	10,000,000	10,084,685
4.600%, 6/9/28	15,000,000	15,004,409
4.000%, 6/30/28	12,500,000	12,618,065
1.000%, 8/16/28	5,000,000	4,618,032
3.250%, 11/16/28	89,335,000	88,289,244
4.125%, 9/14/29	15,000,000	15,241,098
2.125%, 12/14/29	3,195,000	3,001,574
4.375%, 3/8/30	2,500,000	2,564,588
4.125%, 6/14/30	5,000,000	5,078,193
4.500%, 9/13/30	10,000,000	10,332,351
4.750%, 3/10/34	10,000,000	10,359,353
FHLMC
4.550%, 1/15/27	10,000,000	10,001,084
4.500%, 5/19/27	11,250,000	11,250,416
4.500%, 7/9/27	10,000,000	9,999,750
4.700%, 11/26/27	20,000,000	20,013,492
4.550%, 2/11/28	15,000,000	15,022,944
4.500%, 4/10/28	15,000,000	15,000,270
4.625%, 4/11/28	15,000,000	14,993,981
4.650%, 6/30/28	4,500,000	4,497,107
4.625%, 7/24/28	10,000,000	9,996,292
4.450%, 8/21/28	10,000,000	10,002,336
4.170%, 9/22/28	15,000,000	14,994,427
4.125%, 9/26/28	10,000,000	9,995,848
6.750%, 9/15/29	20,000,000	22,229,128
4.030%, 10/10/29	15,000,000	14,951,198
4.860%, 10/22/29	7,500,000	7,500,638
4.750%, 12/18/29	15,000,000	15,064,316
5.000%, 1/14/30	15,000,000	15,022,584
5.125%, 2/13/30	10,625,000	10,634,591
5.000%, 5/13/30	10,000,000	10,004,173
4.875%, 5/14/30	10,000,000	10,001,069
4.130%, 9/16/30	10,500,000	10,479,191
4.300%, 9/19/30	15,000,000	14,957,955
4.300%, 9/26/30	15,000,000	14,981,937
4.375%, 9/26/30	10,000,000	9,987,734
6.750%, 3/15/31	18,000,000	20,550,652
6.250%, 7/15/32(x)	50,000,000	56,750,300
FNMA
0.875%, 12/18/26	10,000,000	9,661,865
0.750%, 10/8/27	75,000,000	70,817,408
6.250%, 5/15/29	25,000,000	27,151,762
7.125%, 1/15/30	32,500,000	36,845,585
7.250%, 5/15/30(x)	5,000,000	5,744,094
0.875%, 8/5/30	179,805,000	157,010,850
6.625%, 11/15/30	50,000,000	56,539,020
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,626,525
3.875%, 8/1/30(x)	16,865,000	16,851,186
1.500%, 9/15/31	10,420,000	9,065,180
4.375%, 8/1/34(x)	19,880,000	20,091,853
4.875%, 5/15/35	30,830,000	31,756,001
Series A
2.875%, 2/1/27	48,000,000	47,460,725
Series E
6.750%, 11/1/25(x)	15,779,000	15,807,984

Total U.S. Government Agency Securities		2,013,751,393

U.S. Treasury Obligations (42.2%)
U.S. Treasury Notes
4.625%, 10/15/26(x)	14,500,000	14,634,532
4.375%, 12/15/26	20,000,000	20,158,664
4.000%, 1/15/27	15,000,000	15,058,015
4.125%, 1/31/27	10,000,000	10,055,933
2.250%, 2/15/27	10,000,000	9,810,244
4.125%, 2/28/27	10,000,000	10,061,375
3.875%, 3/31/27	15,000,000	15,046,928
3.750%, 4/30/27	30,000,000	30,048,663
3.875%, 5/31/27	10,000,000	10,036,122
3.750%, 6/30/27	15,000,000	15,029,552
4.375%, 7/15/27	15,000,000	15,191,053
3.875%, 7/31/27	15,000,000	15,063,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 8/15/27	$15,000,000	$15,034,479
3.625%, 8/31/27	10,000,000	10,001,190
3.375%, 9/15/27	15,000,000	14,934,845
3.500%, 9/30/27	15,000,000	14,970,703
3.875%, 10/15/27	15,000,000	15,078,363
2.250%, 11/15/27	18,500,000	17,988,482
4.125%, 11/15/27	15,000,000	15,157,143
3.875%, 11/30/27	10,000,000	10,054,705
4.000%, 12/15/27	7,500,000	7,563,470
3.875%, 12/31/27	25,000,000	25,141,605
4.250%, 1/15/28	10,000,000	10,138,508
3.500%, 1/31/28	17,000,000	16,958,083
2.750%, 2/15/28	25,600,000	25,095,726
4.250%, 2/15/28	10,000,000	10,143,770
3.750%, 4/15/28	40,000,000	40,131,976
1.250%, 4/30/28	10,000,000	9,421,880
2.875%, 5/15/28	31,500,000	30,914,465
1.250%, 5/31/28	16,500,000	15,513,881
3.625%, 5/31/28	20,000,000	20,006,492
1.250%, 6/30/28	5,000,000	4,692,580
4.000%, 6/30/28	17,500,000	17,674,988
3.875%, 7/15/28	15,000,000	15,100,781
4.125%, 7/31/28	20,000,000	20,268,666
2.875%, 8/15/28	35,000,000	34,284,989
1.125%, 8/31/28	10,000,000	9,313,076
4.375%, 8/31/28	15,000,000	15,309,022
3.375%, 9/15/28	10,000,000	9,933,594
1.250%, 9/30/28	15,000,000	13,993,151
4.625%, 9/30/28	25,000,000	25,708,447
4.875%, 10/31/28	15,000,000	15,537,873
3.125%, 11/15/28	62,500,000	61,560,019
4.375%, 11/30/28	10,000,000	10,218,731
3.750%, 12/31/28	10,000,000	10,034,421
4.000%, 1/31/29	15,000,000	15,164,053
2.625%, 2/15/29	22,000,000	21,293,831
4.250%, 2/28/29	15,000,000	15,289,387
4.125%, 3/31/29	10,000,000	10,153,827
4.625%, 4/30/29	21,000,000	21,671,084
2.375%, 5/15/29	21,000,000	20,090,200
4.500%, 5/31/29	10,000,000	10,282,210
3.250%, 6/30/29	15,000,000	14,779,196
4.250%, 6/30/29	5,000,000	5,100,517
4.000%, 7/31/29	10,000,000	10,113,559
1.625%, 8/15/29	12,500,000	11,598,170
3.625%, 8/31/29	10,000,000	9,977,227
3.500%, 9/30/29	10,000,000	9,932,678
4.000%, 10/31/29	25,000,000	25,288,948
4.125%, 10/31/29	25,000,000	25,403,870
4.125%, 11/30/29	18,000,000	18,294,629
3.875%, 12/31/29	20,000,000	20,135,924
4.375%, 12/31/29	15,000,000	15,394,329
1.500%, 2/15/30	11,900,000	10,854,091
4.000%, 2/28/30	15,000,000	15,178,689
3.875%, 4/30/30	10,000,000	10,066,070
0.625%, 5/15/30	15,000,000	13,042,685
3.750%, 6/30/30	20,000,000	20,015,502
4.000%, 7/31/30	15,000,000	15,173,293
0.625%, 8/15/30	21,500,000	18,539,338
4.125%, 8/31/30	10,000,000	10,171,085
3.625%, 9/30/30	15,000,000	14,927,344
4.625%, 9/30/30	15,000,000	15,595,409
4.875%, 10/31/30	15,000,000	15,772,293
0.875%, 11/15/30	19,000,000	16,479,802
4.375%, 11/30/30	10,000,000	10,285,961
3.750%, 12/31/30	10,000,000	9,992,198
4.000%, 1/31/31	10,000,000	10,108,589
1.125%, 2/15/31	20,600,000	18,004,878
4.125%, 3/31/31	10,000,000	10,164,017
4.625%, 4/30/31	15,000,000	15,617,631
1.625%, 5/15/31	15,000,000	13,359,707
4.125%, 7/31/31	5,000,000	5,077,667
1.250%, 8/15/31	15,000,000	12,977,213
3.750%, 8/31/31	10,000,000	9,957,287
3.625%, 9/30/31	10,000,000	9,884,744
4.125%, 10/31/31	10,000,000	10,147,858
1.375%, 11/15/31	13,500,000	11,685,686
4.125%, 11/30/31	15,000,000	15,215,915
4.500%, 12/31/31	10,000,000	10,347,817
1.875%, 2/15/32	19,000,000	16,857,547
4.000%, 4/30/32	5,000,000	5,030,355
2.875%, 5/15/32	23,000,000	21,622,383
4.000%, 7/31/32	10,000,000	10,050,089
2.750%, 8/15/32	21,000,000	19,525,040
3.875%, 8/31/32	10,000,000	9,972,777
3.875%, 9/30/32	10,000,000	9,968,750
4.125%, 11/15/32	3,000,000	3,034,927
3.500%, 2/15/33	25,000,000	24,273,447
3.375%, 5/15/33	24,500,000	23,535,631
3.875%, 8/15/33	28,000,000	27,774,852
4.500%, 11/15/33	16,000,000	16,541,227
4.000%, 2/15/34	17,500,000	17,453,105
4.375%, 5/15/34	18,500,000	18,927,996
3.875%, 8/15/34	21,000,000	20,680,632
4.250%, 11/15/34	20,000,000	20,227,000
4.625%, 2/15/35	21,000,000	21,824,819
4.250%, 5/15/35	22,500,000	22,706,978
4.250%, 8/15/35(x)	15,000,000	15,121,875

Total U.S. Treasury Obligations		1,721,810,870

Total Long-Term Debt Securities (91.8%) (Cost $3,781,243,902)		3,745,649,764

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.3%)
Schwab Intermediate-Term U.S. Treasury ETF	1,900,000	47,747,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	46,360,000
Vanguard Intermediate-Term Treasury ETF	2,050,000	123,061,500
Vanguard Short-Term Treasury ETF(x)	1,400,000	82,390,000

Total Exchange Traded Funds (7.3%) (Cost $308,720,210)		299,558,500

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	10,816,233	10,816,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		21,816,233

Total Short-Term Investments (0.5%) (Cost $21,816,233)		21,816,233

Total Investments in Securities (99.6%) (Cost $4,111,780,345)		4,067,024,497
Other Assets Less Liabilities (0.4%)		14,521,270

Net Assets (100%)		$4,081,545,767

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $10,087,501 or 0.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $46,725,044. This was collateralized by $25,854,912 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/15/25 – 2/15/55 and by cash of $21,816,233 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$10,087,501	$—	$10,087,501
Exchange Traded Funds	299,558,500	—	—	299,558,500
Short-Term Investments
Investment Companies	21,816,233	—	—	21,816,233
U.S. Government Agency Securities	—	2,013,751,393	—	2,013,751,393
U.S. Treasury Obligations	—	1,721,810,870	—	1,721,810,870

Total Assets	$321,374,733	$3,745,649,764	$—	$4,067,024,497

Total	$321,374,733	$3,745,649,764	$—	$4,067,024,497

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,514,256
Aggregate gross unrealized depreciation	(69,352,169)

Net unrealized depreciation	$(44,837,913)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,111,862,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
ANZ Group Holdings Ltd.	91,945	$2,020,497
APA Group	40,602	238,573
Aristocrat Leisure Ltd.	39,755	1,840,886
ASX Ltd.	6,029	233,738
BHP Group Ltd.	157,899	4,443,610
BlueScope Steel Ltd.	14,521	218,018
Brambles Ltd.	43,000	705,637
CAR Group Ltd.	12,233	297,718
Cochlear Ltd.	2,035	376,027
Coles Group Ltd.	41,677	642,284
Commonwealth Bank of Australia	52,057	5,749,057
Computershare Ltd.	16,393	393,647
Evolution Mining Ltd.	63,420	454,481
Fortescue Ltd.	52,678	651,129
Glencore plc	547,030	2,513,153
Goodman Group (REIT)	63,183	1,370,472
Insurance Australia Group Ltd.	73,551	399,083
Lottery Corp. Ltd. (The)	124,785	485,513
Macquarie Group Ltd.	11,263	1,634,607
Medibank Pvt Ltd.	83,102	265,045
National Australia Bank Ltd.	95,266	2,783,106
Northern Star Resources Ltd.	84,652	1,329,218
Origin Energy Ltd.	56,798	469,790
Pro Medicus Ltd.	1,772	361,480
Qantas Airways Ltd.	25,023	180,810
QBE Insurance Group Ltd.	46,659	635,701
REA Group Ltd.(x)	1,607	245,698
Rio Tinto Ltd.	11,543	932,066
Rio Tinto plc	35,107	2,307,653
Rio Tinto plc (ADR)	19,996	1,319,936
Santos Ltd.	100,992	449,742
Scentre Group (REIT)	160,126	432,298
SGH Ltd.	6,328	209,069
Sigma Healthcare Ltd.	146,247	287,412
Sonic Healthcare Ltd.	14,010	198,758
South32 Ltd.	135,217	245,156
Stockland (REIT)	77,967	315,735
Suncorp Group Ltd.	33,673	451,422
Telstra Group Ltd.	125,753	401,076
Transurban Group	96,335	879,679
Vicinity Ltd. (REIT)	116,616	194,455
Washington H Soul Pattinson & Co. Ltd.(x)	10,145	258,381
Wesfarmers Ltd.	35,300	2,149,404
Westpac Banking Corp.	106,486	2,745,896
WiseTech Global Ltd.	12,806	764,754
Woodside Energy Group Ltd.	59,065	900,089
Woolworths Group Ltd.	37,883	669,294

		47,051,253

Austria (0.4%)
Erste Group Bank AG	48,150	4,703,338
Mondi plc	14,685	202,239
OMV AG	4,648	247,856
Verbund AG	2,045	148,618

		5,302,051

Belgium (0.8%)
Ageas SA/NV	4,752	328,608
Anheuser-Busch InBev SA/NV	42,986	2,563,760
D’ieteren Group	734	137,191
Elia Group SA/NV, Class B	1,294	149,111
Groupe Bruxelles Lambert NV	2,520	225,002
KBC Group NV	7,141	850,546
Lotus Bakeries NV	13	122,406
Sofina SA(x)	435	128,189
Syensqo SA	25,096	2,024,174
UCB SA	10,339	2,852,548

		9,381,535

Brazil (0.6%)
Ambev SA	477,400	1,082,666
B3 SA - Brasil Bolsa Balcao	398,200	998,820
Banco Bradesco SA (ADR)	310,116	1,048,192
Banco BTG Pactual SA	70,393	638,956
MercadoLibre, Inc.*	253	591,246
Petroleo Brasileiro SA - Petrobras (ADR)	105,109	1,330,680
TOTVS SA	95,100	815,692
XP, Inc., Class A	28,773	540,644
Yara International ASA	5,543	202,512

		7,249,408

Canada (1.1%)
Agnico Eagle Mines Ltd.	16,170	2,723,466
CAE, Inc.*	75,520	2,236,243
Canadian National Railway Co.	16,710	1,575,785
Element Fleet Management Corp.	53,605	1,388,176
Franco-Nevada Corp.	11,875	2,643,184
RB Global, Inc.	22,158	2,400,012

		12,966,866

Chile (0.2%)
Antofagasta plc	12,262	453,672
Sociedad Quimica y Minera de Chile SA (ADR)*	32,636	1,402,695

		1,856,367

China (1.4%)
Alibaba Group Holding Ltd.	52,900	1,203,207
Baidu, Inc. (ADR)(x)*	14,376	1,894,326
BOC Hong Kong Holdings Ltd.	115,043	540,182
BYD Co. Ltd., Class H	116,000	1,642,673
China Life Insurance Co. Ltd., Class H	255,000	724,176
China Resources Gas Group Ltd.	116,100	295,996
Kingsoft Corp. Ltd.	77,800	346,113
Prosus NV	67,028	4,716,932
SITC International Holdings Co. Ltd.	47,000	180,947
Tencent Holdings Ltd.	23,100	1,968,054
TravelSky Technology Ltd., Class H	759,000	1,035,805
Wharf Holdings Ltd. (The)	37,315	106,738
Wilmar International Ltd.	64,455	142,406
Yangzijiang Shipbuilding Holdings Ltd.	79,100	206,649
Yum China Holdings, Inc. (New York Stock Exchange)	12,857	551,822
Yum China Holdings, Inc.(Hong Kong Stock Exchange)	33,200	1,454,803

		17,010,829

Colombia (0.2%)
Grupo Cibest SA (ADR)	38,354	1,992,107

Denmark (1.1%)
AP Moller - Maersk A/S, Class A(x)	91	177,905
AP Moller - Maersk A/S, Class B(x)	117	229,380
Carlsberg A/S, Class B	2,971	345,228
Coloplast A/S, Class B(x)	3,866	330,170
Danske Bank A/S	20,740	883,678
Demant A/S*	2,371	82,115
DSV A/S	7,871	1,565,398
Genmab A/S*	1,894	574,183
Novo Nordisk A/S, Class B	124,179	6,731,355
Novonesis Novozymes B	10,931	668,955
Orsted A/S(m)(x)*	5,104	91,154
Pandora A/S	2,550	332,243
ROCKWOOL A/S, Class B	3,110	115,487
Tryg A/S	10,542	267,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vestas Wind Systems A/S	31,403	$591,703

		12,986,398

Finland (0.6%)
Elisa OYJ	4,410	231,230
Fortum OYJ	13,951	263,787
Kesko OYJ, Class B	9,032	191,933
Kone OYJ, Class B	27,963	1,904,138
Metso OYJ	18,743	257,131
Neste OYJ	13,084	239,405
Nokia OYJ	165,603	793,064
Nordea Bank Abp	96,569	1,584,441
Orion OYJ, Class B	3,262	249,508
Sampo OYJ, Class A	75,317	864,629
Stora Enso OYJ, Class R	18,054	197,889
UPM-Kymmene OYJ	16,603	453,596
Wartsila OYJ Abp	15,458	461,878

		7,692,629

France (7.6%)
Accor SA	30,004	1,419,616
Aeroports de Paris SA(x)	1,194	157,424
Air Liquide SA	31,985	6,641,445
Airbus SE	26,036	6,034,037
Alstom SA*	87,979	2,284,813
Amundi SA(m)	2,104	166,492
Arkema SA	1,861	117,111
AXA SA	94,898	4,527,905
BioMerieux	1,208	161,397
BNP Paribas SA	46,419	4,214,348
Bollore SE	23,698	133,994
Bouygues SA	6,017	270,702
Bureau Veritas SA	9,879	308,982
Capgemini SE	39,673	5,754,722
Carrefour SA	16,866	255,341
Cie de Saint-Gobain SA	28,246	3,039,649
Cie Generale des Etablissements Michelin SCA	32,499	1,165,267
Covivio SA (REIT)	1,895	127,260
Credit Agricole SA	33,025	648,285
Danone SA	20,082	1,748,490
Dassault Aviation SA	647	216,185
Dassault Systemes SE	49,998	1,673,541
Edenred SE	7,524	178,438
Eiffage SA	2,133	272,212
Engie SA	56,816	1,217,697
EssilorLuxottica SA	16,358	5,300,610
FDJ United	3,604	120,591
Gecina SA (REIT)	1,476	147,816
Getlink SE	9,354	171,979
Hermes International SCA	985	2,408,863
Ipsen SA	1,207	160,980
Kering SA	3,976	1,318,950
Klepierre SA (REIT)	6,690	260,452
Legrand SA	8,158	1,346,653
L’Oreal SA	7,479	3,235,695
LVMH Moet Hennessy Louis Vuitton SE	14,099	8,615,801
Orange SA	146,608	2,377,048
Pernod Ricard SA	21,313	2,090,382
Publicis Groupe SA	23,296	2,234,003
Renault SA	5,649	230,801
Rexel SA	7,227	236,218
Safran SA	21,172	7,459,582
Sartorius Stedim Biotech	835	168,666
Societe Generale SA	22,406	1,482,593
Sodexo SA	8,037	505,289
Teleperformance SE(x)	1,700	126,419
Thales SA	2,882	902,071
TotalEnergies SE	63,553	3,859,803
Unibail-Rodamco-Westfield (REIT)	3,916	411,208
Veolia Environnement SA	19,094	649,654
Vinci SA	15,400	2,132,580

		90,690,060

Germany (7.6%)
adidas AG	9,023	1,900,465
Allianz SE (Registered)	16,671	6,995,243
Aumovio SE*	9,185	378,722
BASF SE	27,764	1,381,758
Bayer AG (Registered)	30,549	1,012,499
Bayerische Motoren Werke AG	19,652	1,971,308
Bayerische Motoren Werke AG (Preference)(q)	1,695	157,112
Beiersdorf AG	3,085	322,353
Brenntag SE	3,816	228,041
Commerzbank AG	23,927	901,456
Continental AG	21,443	1,412,830
Covestro AG*	5,490	375,775
CTS Eventim AG & Co. KGaA	1,940	189,957
Daimler Truck Holding AG	28,628	1,177,047
Deutsche Bank AG (Registered)	57,574	2,024,463
Deutsche Boerse AG	11,463	3,069,801
Deutsche Lufthansa AG (Registered)	17,164	145,251
Deutsche Post AG	29,863	1,330,201
Deutsche Telekom AG (Registered)	139,154	4,739,473
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	3,333	161,533
E.ON SE	69,839	1,313,141
Evonik Industries AG	8,566	148,541
Fresenius Medical Care AG	6,387	334,890
Fresenius SE & Co. KGaA	13,140	731,241
GEA Group AG	31,593	2,331,217
Hannover Rueck SE	1,873	564,262
Heidelberg Materials AG	6,188	1,391,615
Henkel AG & Co. KGaA	3,201	237,326
Henkel AG & Co. KGaA (Preference)(q)	4,913	396,269
Hensoldt AG	1,974	255,628
Infineon Technologies AG	40,623	1,583,422
Knorr-Bremse AG	2,353	220,589
LEG Immobilien SE	2,527	200,854
Mercedes-Benz Group AG	22,465	1,410,273
Merck KGaA	18,908	2,429,674
MTU Aero Engines AG	7,444	3,416,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,059	2,589,556
Nemetschek SE	1,796	233,632
Porsche Automobil Holding SE (Preference)(q)	4,680	183,793
Rational AG	170	129,533
Rheinmetall AG	2,037	4,746,011
RWE AG	51,475	2,285,622
SAP SE	55,797	14,929,380
Sartorius AG (Preference)(q)	852	197,957
Scout24 SE(m)	2,332	291,858
Siemens AG (Registered)	31,625	8,510,043
Siemens Energy AG*	21,135	2,466,963
Siemens Healthineers AG(m)	72,023	3,891,387
Symrise AG, Class A	16,853	1,464,975
Talanx AG	1,928	256,236
Volkswagen AG (Preference)(q)	6,400	690,980
Vonovia SE	22,974	716,123
Zalando SE(m)*	30,725	938,250

		91,362,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (1.5%)
AIA Group Ltd.	644,452	$6,182,042
AIA Group Ltd. (ADR)	33,599	1,291,210
CK Asset Holdings Ltd.	59,705	289,397
CK Infrastructure Holdings Ltd.	20,340	133,562
CLP Holdings Ltd.	53,564	443,616
Futu Holdings Ltd. (ADR)	1,653	287,473
Hang Seng Bank Ltd.	23,174	352,883
Henderson Land Development Co. Ltd.	44,906	158,344
HKT Trust & HKT Ltd.	112,042	165,861
Hong Kong & China Gas Co. Ltd.	348,330	302,586
Hong Kong Exchanges & Clearing Ltd.	37,439	2,126,464
Hongkong Land Holdings Ltd.	36,900	224,352
Jardine Matheson Holdings Ltd.	4,700	288,486
Link REIT (REIT)	80,878	415,721
MTR Corp. Ltd.	51,618	174,980
Power Assets Holdings Ltd.	42,996	272,277
Prudential plc	227,011	3,178,247
Sino Land Co. Ltd.	105,239	133,206
Sun Hung Kai Properties Ltd.	45,278	542,269
Swire Pacific Ltd., Class A	11,331	96,027
Techtronic Industries Co. Ltd.	45,500	582,055
WH Group Ltd.(m)	257,323	278,752
Wharf Real Estate Investment Co. Ltd.	50,330	148,753

		18,068,563

India (0.6%)
HDFC Bank Ltd.	178,361	1,910,392
HDFC Bank Ltd. (ADR)	42,919	1,466,113
ICICI Bank Ltd. (ADR)	68,257	2,063,409
Kotak Mahindra Bank Ltd.	20,099	451,085
Reliance Industries Ltd.	53,838	827,076
UPL Ltd.	74,523	550,432

		7,268,507

Ireland (0.4%)
AerCap Holdings NV	5,482	663,322
AIB Group plc	65,164	590,242
Bank of Ireland Group plc	30,644	504,226
Kerry Group plc, Class A	28,130	2,534,748
Kingspan Group plc	9,161	761,487

		5,054,025

Israel (0.7%)
Azrieli Group Ltd.	1,541	152,928
Bank Hapoalim BM	39,144	795,596
Bank Leumi Le-Israel BM	46,724	921,022
Check Point Software Technologies Ltd.*	13,534	2,800,320
Elbit Systems Ltd.	831	420,744
ICL Group Ltd.	24,296	151,841
Israel Discount Bank Ltd., Class A	38,336	378,939
Mizrahi Tefahot Bank Ltd.	4,730	311,173
Nice Ltd.*	1,955	288,038
Nova Ltd.*	910	288,342
Phoenix Financial Ltd.	7,020	262,810
Teva Pharmaceutical Industries Ltd. (ADR)*	36,521	737,724
Wix.com Ltd.*	1,756	311,918

		7,821,395

Italy (2.4%)
Banca Mediolanum SpA	6,911	138,341
Banca Monte dei Paschi di Siena SpA	61,351	543,096
Banco BPM SpA	35,992	537,713
BPER Banca SpA	46,291	512,827
Coca-Cola HBC AG	6,758	318,473
Davide Campari-Milano NV(x)	20,566	129,661
Enel SpA	253,005	2,395,929
Eni SpA(x)	63,556	1,109,270
Ferrari NV	3,957	1,912,177
FinecoBank Banca Fineco SpA	19,000	410,559
Generali	26,578	1,042,522
Infrastrutture Wireless Italiane SpA(m)	7,623	89,587
Intesa Sanpaolo SpA	442,563	2,916,984
Leonardo SpA	69,995	4,439,236
Moncler SpA	7,264	425,306
Nexi SpA(m)(x)	17,287	97,745
Poste Italiane SpA(m)	13,693	324,580
Prysmian SpA	40,479	4,000,602
Recordati Industria Chimica e Farmaceutica SpA	3,362	204,068
Ryanair Holdings plc	26,928	780,886
Snam SpA	62,578	376,018
Telecom Italia SpA*	347,002	181,414
Terna - Rete Elettrica Nazionale	43,752	443,709
UniCredit SpA	70,786	5,357,863
Unipol Assicurazioni SpA	10,455	224,136

		28,912,702

Japan (15.1%)
Advantest Corp.(x)	23,800	2,357,710
Aeon Co. Ltd.	67,956	824,837
AGC, Inc.	6,250	203,917
Aisin Corp.	15,514	268,559
Ajinomoto Co., Inc.	28,436	816,440
ANA Holdings, Inc.	4,630	89,572
Asahi Group Holdings Ltd.	44,961	539,800
Asahi Kasei Corp.	38,678	304,565
Asics Corp.	20,100	526,268
Astellas Pharma, Inc.(x)	56,250	608,771
Bandai Namco Holdings, Inc.	18,457	614,672
Bridgestone Corp.	17,764	822,584
Canon, Inc.(x)	26,930	789,772
Capcom Co. Ltd.	10,800	293,799
Central Japan Railway Co.	24,000	688,589
Chiba Bank Ltd. (The)(x)	17,672	185,760
Chubu Electric Power Co., Inc.	19,354	269,400
Chugai Pharmaceutical Co. Ltd.	20,641	899,977
Dai Nippon Printing Co. Ltd.	12,962	220,482
Daifuku Co. Ltd.	9,600	307,893
Dai-ichi Life Holdings, Inc.	111,300	877,545
Daiichi Sankyo Co. Ltd.	107,261	2,404,370
Daikin Industries Ltd.	8,223	949,717
Daito Trust Construction Co. Ltd.(x)	8,690	190,682
Daiwa House Industry Co. Ltd.	17,458	628,032
Daiwa Securities Group, Inc.	41,476	337,255
Denso Corp.	161,848	2,337,130
Disco Corp.	6,100	1,918,457
East Japan Railway Co.	28,175	689,681
Eisai Co. Ltd.(x)	8,154	274,309
ENEOS Holdings, Inc.	84,838	539,198
FANUC Corp.	29,520	850,757
Fast Retailing Co. Ltd.	5,948	1,811,529
Fuji Electric Co. Ltd.	4,057	272,799
FUJIFILM Holdings Corp.	34,804	866,305
Fujikura Ltd.	7,800	762,410
Fujitsu Ltd.	54,740	1,289,611
Hankyu Hanshin Holdings, Inc.(x)	6,500	191,811
Hikari Tsushin, Inc.	600	167,481
Hitachi Ltd.	503,910	13,391,259
Honda Motor Co. Ltd.(x)	123,012	1,273,499
Hoya Corp.	25,702	3,558,498
Hulic Co. Ltd.	13,300	145,694
Idemitsu Kosan Co. Ltd.(x)	27,175	186,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IHI Corp.	108,500	$2,024,952
Inpex Corp.	27,300	493,444
Isuzu Motors Ltd.	16,869	213,251
ITOCHU Corp.	36,732	2,092,868
Japan Airlines Co. Ltd.	3,858	77,820
Japan Exchange Group, Inc.	30,900	345,283
Japan Post Bank Co. Ltd.	56,300	690,782
Japan Post Holdings Co. Ltd.	56,500	561,619
Japan Post Insurance Co. Ltd.	6,200	175,789
Japan Tobacco, Inc.	37,300	1,226,308
JFE Holdings, Inc.(x)	18,676	229,401
Kajima Corp.	12,369	360,987
Kansai Electric Power Co., Inc. (The)	29,323	420,061
Kao Corp.	14,467	631,076
Kawasaki Heavy Industries Ltd.(x)	23,700	1,565,737
Kawasaki Kisen Kaisha Ltd.(x)	10,600	150,952
KDDI Corp.	96,100	1,533,922
Keyence Corp.	12,332	4,601,412
Kikkoman Corp.(x)	22,415	190,221
Kirin Holdings Co. Ltd.	23,991	351,628
Kobe Bussan Co. Ltd.	5,100	140,152
Komatsu Ltd.	28,072	979,488
Konami Group Corp.	3,088	445,811
Kubota Corp.	31,508	396,926
Kyocera Corp.	39,932	537,206
Kyowa Kirin Co. Ltd.	7,067	109,839
Lasertec Corp.	2,300	315,796
LY Corp.	269,800	868,592
M3, Inc.(x)	13,300	214,584
Makita Corp.	7,492	243,477
Marubeni Corp.	43,868	1,096,960
MatsukiyoCocokara & Co.	10,600	215,319
Meiji Holdings Co. Ltd.(x)	7,464	154,746
Minebea Mitsumi, Inc.	11,800	222,579
Mitsubishi Chemical Group Corp.	40,759	234,629
Mitsubishi Corp.	99,952	2,386,520
Mitsubishi Electric Corp.	59,171	1,521,637
Mitsubishi Estate Co. Ltd.	133,611	3,074,539
Mitsubishi HC Capital, Inc.	29,400	243,037
Mitsubishi Heavy Industries Ltd.	99,650	2,613,804
Mitsubishi UFJ Financial Group, Inc.	472,816	7,654,066
Mitsui & Co. Ltd.	76,808	1,911,306
Mitsui Fudosan Co. Ltd.	82,181	896,358
Mitsui OSK Lines Ltd.(x)	10,700	325,157
Mizuho Financial Group, Inc.	78,104	2,634,363
MonotaRO Co. Ltd.	8,000	116,631
MS&AD Insurance Group Holdings, Inc.	40,008	907,914
Murata Manufacturing Co. Ltd.	138,839	2,643,278
NEC Corp.	105,570	3,383,009
Nexon Co. Ltd.	9,800	215,171
Nidec Corp.	25,968	462,432
Nintendo Co. Ltd.	34,290	2,969,087
Nippon Building Fund, Inc. (REIT)	249	234,882
Nippon Paint Holdings Co. Ltd.(x)	28,600	195,327
Nippon Sanso Holdings Corp.	65,000	2,306,218
Nippon Steel Corp.(x)	150,145	618,814
Nippon Yusen KK(x)	13,632	465,600
Nissan Motor Co. Ltd.*	68,447	168,381
Nissin Foods Holdings Co. Ltd.(x)	6,618	124,676
Nitori Holdings Co. Ltd.(x)	12,250	236,369
Nitto Denko Corp.(x)	21,955	522,134
Nomura Holdings, Inc.	93,508	686,364
Nomura Research Institute Ltd.	47,777	1,832,768
NTT, Inc.	928,800	971,602
Obayashi Corp.	20,166	331,225
Obic Co. Ltd.	41,800	1,456,789
Olympus Corp.	34,808	440,381
Oracle Corp.	7,940	810,725
Oriental Land Co. Ltd.(x)	33,520	808,506
ORIX Corp.	36,210	950,517
Osaka Gas Co. Ltd.	11,073	321,142
Otsuka Corp.	6,868	143,411
Otsuka Holdings Co. Ltd.	13,700	728,054
Pan Pacific International Holdings Corp.	173,500	1,143,879
Panasonic Holdings Corp.	71,986	783,700
Rakuten Group, Inc.*	46,400	301,176
Recruit Holdings Co. Ltd.	41,300	2,223,835
Renesas Electronics Corp.	52,400	604,486
Resona Holdings, Inc.	65,359	667,578
Resonac Holdings Corp.	27,000	916,706
Ryohin Keikaku Co. Ltd.	15,800	314,643
Sanrio Co. Ltd.(x)	5,700	267,916
SBI Holdings, Inc.	8,860	385,590
SCREEN Holdings Co. Ltd.(x)	2,500	227,542
SCSK Corp.	4,800	143,755
Secom Co. Ltd.	13,054	478,872
Sekisui Chemical Co. Ltd.	11,714	218,224
Sekisui House Ltd.	18,570	422,796
Seven & i Holdings Co. Ltd.	64,736	871,551
SG Holdings Co. Ltd.(x)	10,900	112,696
Shimadzu Corp.	6,840	172,752
Shimano, Inc.	2,336	262,215
Shin-Etsu Chemical Co. Ltd.	52,420	1,720,217
Shionogi & Co. Ltd.	23,421	410,424
Shiseido Co. Ltd.	11,922	203,718
SMC Corp.	1,748	536,982
SoftBank Corp.	890,500	1,310,896
SoftBank Group Corp.	29,744	3,758,100
Sompo Holdings, Inc.	27,581	853,251
Sony Financial Group, Inc.*	255,420	283,253
Sony Group Corp.	255,420	7,355,944
Subaru Corp.	18,280	374,537
Sugi Holdings Co. Ltd.	23,100	557,018
SUMCO Corp.(x)	201,200	2,145,535
Sumitomo Corp.	33,928	983,759
Sumitomo Electric Industries Ltd.	22,260	634,903
Sumitomo Metal Mining Co. Ltd.(x)	8,191	264,033
Sumitomo Mitsui Financial Group, Inc.	163,656	4,621,344
Sumitomo Mitsui Trust Group, Inc.	54,366	1,580,413
Sumitomo Realty & Development Co. Ltd.(x)	9,526	420,758
Suntory Beverage & Food Ltd.	4,500	140,734
Suzuki Motor Corp.	118,144	1,726,004
Sysmex Corp.	15,700	193,695
T&D Holdings, Inc.	15,268	373,944
Taisei Corp.	4,636	318,816
Takeda Pharmaceutical Co. Ltd.	49,477	1,443,644
TDK Corp.	60,465	878,446
Terumo Corp.	89,700	1,481,807
TIS, Inc.	7,000	231,180
Toho Co. Ltd.	3,246	208,520
Tokio Marine Holdings, Inc.	57,145	2,422,436
Tokyo Electron Ltd.	13,808	2,461,229
Tokyo Gas Co. Ltd.	10,242	364,566
Tokyo Metro Co. Ltd.(x)	9,900	113,436
Tokyu Corp.(x)	16,605	202,559
TOPPAN Holdings, Inc.	7,455	191,309
Toray Industries, Inc.	42,474	271,499
Toyota Industries Corp.	5,018	564,625
Toyota Motor Corp.	329,950	6,357,592
Toyota Tsusho Corp.	19,842	550,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Trend Micro, Inc.	3,882	$212,626
Unicharm Corp.	34,746	225,414
West Japan Railway Co.(x)	13,100	287,273
Yakult Honsha Co. Ltd.(x)	8,014	130,681
Yamaha Motor Co. Ltd.(x)	28,696	215,387
Yokogawa Electric Corp.	7,703	221,633
Yokohama Financial Group, Inc.	30,900	237,572
Zensho Holdings Co. Ltd.	3,000	196,207
ZOZO, Inc.(x)	12,600	115,874

		180,847,983

Luxembourg (0.3%)
ArcelorMittal SA	14,552	522,453
CVC Capital Partners plc(m)	37,900	659,438
Eurofins Scientific SE	27,239	1,975,721

		3,157,612

Macau (0.1%)
Galaxy Entertainment Group Ltd.	66,000	363,672
Sands China Ltd.	295,600	824,282

		1,187,954

Mexico (0.3%)
Fresnillo plc	6,869	218,020
Grupo Financiero Banorte SAB de CV, Class O	312,253	3,136,085

		3,354,105

Netherlands (3.4%)
ABN AMRO Bank NV (CVA)(m)	18,119	579,679
Adyen NV(m)*	781	1,251,614
Aegon Ltd.	41,116	329,796
Akzo Nobel NV	13,879	987,455
Argenx SE*	1,883	1,364,466
Argenx SE (ADR)*	2,250	1,659,510
ASM International NV	2,712	1,626,399
ASML Holding NV	18,385	17,874,463
ASR Nederland NV	4,507	305,740
BE Semiconductor Industries NV	2,269	337,918
Euronext NV(m)	2,421	362,119
EXOR NV	2,749	268,525
Heineken Holding NV	4,030	276,078
Heineken NV	70,511	5,498,476
IMCD NV	1,938	200,227
ING Groep NV	93,887	2,433,284
JDE Peet’s NV	5,446	199,489
Koninklijke Ahold Delhaize NV	28,660	1,159,183
Koninklijke KPN NV	120,984	580,523
Koninklijke Philips NV	23,936	647,471
NN Group NV	8,368	588,484
Randstad NV	3,640	154,574
Universal Music Group NV	34,847	1,004,802
Wolters Kluwer NV	7,389	1,007,608

		40,697,883

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	216,676
Contact Energy Ltd.	24,813	130,907
Fisher & Paykel Healthcare Corp. Ltd.	18,227	391,511
Infratil Ltd.	31,331	224,327
Meridian Energy Ltd.	38,837	125,413
Xero Ltd.*	5,090	530,468

		1,619,302

Norway (0.7%)
Aker BP ASA	9,741	247,050
DNB Bank ASA	105,223	2,862,659
Equinor ASA	23,834	581,308
Equinor ASA (ADR)	59,161	1,442,345
Gjensidige Forsikring ASA	6,399	187,618
Kongsberg Gruppen ASA	13,566	433,574
Mowi ASA	14,472	305,695
Norsk Hydro ASA	281,370	1,905,959
Orkla ASA	21,798	227,601
Salmar ASA	1,943	103,774
Telenor ASA	19,086	316,329

		8,613,912

Peru (0.1%)
Credicorp Ltd.	5,661	1,507,411

Poland (0.0%)†
InPost SA*	7,286	89,391

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	258,296	228,410
EDP SA	98,110	465,006
Galp Energia SGPS SA	55,088	1,041,285
Jeronimo Martins SGPS SA	9,360	227,474

		1,962,175

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	116,312	251,568
CapitaLand Integrated Commercial Trust (REIT)	181,537	322,276
CapitaLand Investment Ltd.	76,002	158,491
DBS Group Holdings Ltd.	175,226	6,948,184
Genting Singapore Ltd.	171,338	97,627
Grab Holdings Ltd., Class A*	76,330	459,507
Keppel Ltd.	47,385	327,667
Oversea-Chinese Banking Corp. Ltd.	105,352	1,342,678
Sea Ltd. (ADR)*	11,900	2,126,887
Sembcorp Industries Ltd.	27,800	129,738
Singapore Airlines Ltd.	46,305	234,047
Singapore Exchange Ltd.	26,002	333,201
Singapore Technologies Engineering Ltd.	93,519	624,209
Singapore Telecommunications Ltd.	231,019	739,648
STMicroelectronics NV	21,054	589,535
United Overseas Bank Ltd.	39,321	1,054,087

		15,739,350

South Africa (0.2%)
Anglo American plc	71,418	2,674,994

South Korea (0.5%)
Amorepacific Corp.	6,289	548,195
Delivery Hero SE(m)*	6,209	177,941
NAVER Corp.	5,038	964,116
Samsung Electronics Co. Ltd.	64,151	3,836,120

		5,526,372

Spain (2.3%)
Acciona SA	730	146,471
ACS Actividades de Construccion y Servicios SA	5,650	451,070
Aena SME SA(m)	23,330	637,379
Amadeus IT Group SA	73,390	5,816,038
Banco Bilbao Vizcaya Argentaria SA	179,279	3,439,284
Banco de Sabadell SA	156,102	604,796
Banco Santander SA	677,718	7,060,818
Bankinter SA	21,352	336,041
CaixaBank SA	119,797	1,258,234
Cellnex Telecom SA(m)	15,663	542,296
EDP Renovaveis SA	10,538	138,568
Endesa SA	10,185	325,369
Grifols SA	8,450	122,273
Iberdrola SA	197,442	3,733,248
Industria de Diseno Textil SA	33,630	1,854,531
Redeia Corp. SA	12,183	235,149
Repsol SA	36,003	636,787
Telefonica SA(x)	116,732	602,743

		27,941,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.8%)
AddTech AB, Class B	8,082	$262,006
Alfa Laval AB	8,997	409,406
Assa Abloy AB, Class B	95,717	3,320,570
Atlas Copco AB, Class A	120,000	2,025,408
Atlas Copco AB, Class B	48,593	727,522
Beijer Ref AB, Class B	11,587	180,493
Boliden AB*	8,505	345,732
Epiroc AB, Class A	20,493	431,872
Epiroc AB, Class B(x)	11,855	223,389
EQT AB	11,578	400,429
Essity AB, Class B	18,738	489,229
Evolution AB(m)	4,697	385,862
Fastighets AB Balder, Class B*	21,823	156,097
H & M Hennes & Mauritz AB, Class B(x)	18,421	342,909
Hexagon AB, Class B	64,561	767,375
Holmen AB, Class B	2,559	97,148
Industrivarden AB, Class A	3,925	155,593
Industrivarden AB, Class C(x)	5,076	201,058
Indutrade AB	8,171	187,298
Investment AB Latour, Class B	5,060	119,803
Investor AB, Class B	54,193	1,692,668
L E Lundbergforetagen AB, Class B	2,399	124,455
Lifco AB, Class B	7,076	238,863
Nibe Industrier AB, Class B	47,126	185,413
Saab AB, Class B(x)	9,964	608,039
Sagax AB, Class B	6,735	140,432
Sandvik AB	33,167	922,323
Securitas AB, Class B	14,744	221,761
Skandinaviska Enskilda Banken AB, Class A	47,041	918,894
Skanska AB, Class B	10,398	269,382
SKF AB, Class B	10,187	252,338
Svenska Cellulosa AB SCA, Class B	18,866	249,191
Svenska Handelsbanken AB, Class A	45,223	587,961
Swedbank AB, Class A	26,410	794,455
Swedish Orphan Biovitrum AB*	5,890	179,433
Tele2 AB, Class B	16,425	280,106
Telefonaktiebolaget LM Ericsson, Class B(x)	85,914	710,353
Telia Co. AB	76,026	289,830
Trelleborg AB, Class B	6,266	233,284
Volvo AB, Class B	49,413	1,414,514

		21,542,894

Switzerland (3.2%)
ABB Ltd. (Registered)	49,197	3,542,456
Avolta AG	2,595	140,369
Baloise Holding AG (Registered)	1,279	315,553
Banque Cantonale Vaudoise (Registered)	1,022	120,552
Barry Callebaut AG (Registered)(x)	101	138,295
Belimo Holding AG (Registered)	306	319,627
BKW AG	600	128,057
Chocoladefabriken Lindt & Spruengli AG	31	473,538
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	450,725
Cie Financiere Richemont SA (Registered)	22,238	4,235,011
DSM-Firmenich AG	14,516	1,235,923
EMS-Chemie Holding AG (Registered)	209	147,682
Galderma Group AG	4,143	719,775
Geberit AG (Registered)	1,040	780,212
Givaudan SA (Registered)	286	1,161,173
Helvetia Holding AG (Registered)	1,131	276,623
Julius Baer Group Ltd.	27,092	1,870,456
Kuehne + Nagel International AG (Registered)(x)	1,502	279,532
Logitech International SA (Registered)	4,730	515,633
Lonza Group AG (Registered)	5,677	3,759,707
Partners Group Holding AG	728	945,152
Sandoz Group AG	12,998	770,197
Schindler Holding AG	1,266	479,014
Schindler Holding AG (Registered)	730	262,728
SGS SA (Registered)	4,714	488,425
SIG Group AG	8,965	92,404
Sika AG (Registered)	11,899	2,647,212
Sonova Holding AG (Registered)	4,127	1,122,930
Straumann Holding AG (Registered)	3,471	370,188
Swatch Group AG (The)(x)	932	174,973
Swiss Life Holding AG (Registered)	893	959,803
Swiss Prime Site AG (Registered)	2,404	336,116
Swisscom AG (Registered)	806	584,718
UBS Group AG (Registered)	132,977	5,430,667
VAT Group AG(m)	811	320,305
Zurich Insurance Group AG	4,553	3,240,663

		38,836,394

Taiwan (1.8%)
ASE Technology Holding Co. Ltd.	356,000	1,915,611
Delta Electronics, Inc.	85,000	2,381,718
Hon Hai Precision Industry Co. Ltd.	214,040	1,516,919
MediaTek, Inc.	58,000	2,502,461
Taiwan Semiconductor Manufacturing Co. Ltd.	299,000	12,802,513
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,817	1,066,050

		22,185,272

Thailand (0.0%)†
Kasikornbank PCL	83,800	431,865

United Kingdom (10.2%)
3i Group plc	30,280	1,665,187
Admiral Group plc	8,096	364,976
Ashtead Group plc	26,832	1,791,688
Associated British Foods plc	9,933	273,991
AstraZeneca plc	88,135	13,254,333
Auto Trader Group plc(m)	26,505	280,966
Aviva plc	268,960	2,480,705
BAE Systems plc	216,174	5,986,180
Barclays plc	1,433,442	7,318,066
Barratt Redrow plc	265,680	1,393,164
British American Tobacco plc	64,774	3,438,411
BT Group plc	189,215	486,430
Bunzl plc	10,284	324,474
Burberry Group plc*	23,150	363,650
Centrica plc	157,895	353,780
CK Hutchison Holdings Ltd.	83,205	547,968
Coca-Cola Europacific Partners plc	6,761	611,262
Compass Group plc	86,019	2,925,723
DCC plc(x)	3,077	197,478
Diageo plc	208,124	4,969,731
Entain plc	184,687	2,170,393
Flutter Entertainment plc, Class DI*	6,071	1,542,034
Halma plc	39,385	1,827,427
Hikma Pharmaceuticals plc	4,829	110,277
HSBC Holdings plc	711,138	9,994,479
Imperial Brands plc	56,926	2,417,758
Informa plc	41,365	510,477
InterContinental Hotels Group plc	4,612	556,628
International Consolidated Airlines Group SA	38,662	201,173
Intertek Group plc	30,308	1,924,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
J Sainsbury plc	54,663	$245,544
JD Sports Fashion plc	73,390	94,063
Kingfisher plc	56,380	234,073
Land Securities Group plc (REIT)	23,701	185,515
Legal & General Group plc	183,254	586,571
Lloyds Banking Group plc	1,871,007	2,109,177
London Stock Exchange Group plc	20,946	2,398,981
M&G plc	69,736	237,284
Marks & Spencer Group plc	63,794	312,728
Melrose Industries plc	577,987	4,732,414
National Grid plc	224,634	3,225,027
NatWest Group plc	393,550	2,760,753
Next plc	3,662	609,472
Pearson plc	18,333	260,491
Phoenix Group Holdings plc	20,132	174,231
Reckitt Benckiser Group plc	46,547	3,579,529
RELX plc (London Stock Exchange)	78,878	3,773,373
RELX plc (Turquoise Stock Exchange)	47,010	2,250,734
Rentokil Initial plc	425,858	2,152,344
Rolls-Royce Holdings plc	428,999	6,865,833
Sage Group plc (The)	31,105	460,164
Schroders plc	21,042	106,406
Segro plc (REIT)	39,289	346,312
Severn Trent plc	8,036	279,701
Smith & Nephew plc	25,830	464,631
Smiths Group plc	10,431	329,954
Spirax Group plc	2,213	202,832
SSE plc	141,219	3,307,551
Standard Chartered plc	115,538	2,230,581
Tesco plc	203,994	1,222,236
Unilever plc	76,183	4,508,175
United Utilities Group plc	21,204	326,950
Vodafone Group plc	605,061	701,124
Whitbread plc	5,220	226,056
Wise plc, Class A*	19,702	274,246
WPP plc	33,546	165,937

		122,224,547

United States (8.1%)
Alcon AG	27,211	2,025,656
Amrize Ltd.*	15,853	764,521
BP plc	492,835	2,821,930
Carnival Corp.*	74,997	2,168,163
CRH plc	9,635	1,151,199
CSL Ltd.	15,062	1,975,365
CyberArk Software Ltd.*	1,463	706,848
Everest Group Ltd.	3,977	1,392,865
Experian plc	59,699	2,988,363
Ferrovial SE	15,326	877,722
GSK plc	126,537	2,679,478
Haleon plc	426,032	1,904,554
Holcim AG	15,852	1,340,963
ICON plc*	12,580	2,201,500
James Hardie Industries plc (CHDI)*	55,332	1,028,098
Linde plc	5,825	2,766,875
Monday.com Ltd.*	1,163	225,261
Nestle SA (Registered)	116,256	10,671,222
Nestle SA (ADR)	9,457	867,869
Novartis AG (Registered)	59,140	7,438,097
Novartis AG (ADR)	13,522	1,734,061
QIAGEN NV	31,245	1,382,773
Roche Holding AG (BMV Mexico Stock Exchange)	35,872	11,711,743
Roche Holding AG (OTC US Exchange)	1,005	343,648
Sanofi SA	47,821	4,410,130
Schneider Electric SE	40,577	11,319,128
Shell plc (BMV Mexico Stock Exchange)	108,130	3,867,532
Shell plc (London Stock Exchange)	183,100	6,517,038
Smurfit WestRock plc	36,231	1,518,336
Spotify Technology SA*	4,733	3,303,634
Stellantis NV	63,039	582,022
Swiss Re AG	9,220	1,703,161
Tenaris SA	39,507	704,561

		97,094,316

Total Common Stocks (80.8%) (Cost $503,462,099)		969,902,372

EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares China Large-Cap ETF(x)	149,510	6,150,841
iShares Core MSCI EAFE ETF	255,900	22,342,629
iShares Latin America 40 ETF(x)	44,047	1,272,518
iShares MSCI Australia ETF	61,615	1,663,605
iShares MSCI Austria ETF(x)	38,537	1,194,262
iShares MSCI Belgium ETF‡	65,797	1,528,241
iShares MSCI France ETF(x)	46,167	2,028,116
iShares MSCI Germany ETF(x)	143,510	5,971,451
iShares MSCI Indonesia ETF(x)	27,900	489,645
iShares MSCI Ireland ETF	18,500	1,248,186
iShares MSCI Israel ETF	13,800	1,384,140
iShares MSCI Italy ETF(x)	88,824	4,614,407
iShares MSCI Mexico ETF(x)	4,548	310,219
iShares MSCI New Zealand ETF(x)	15,400	707,374
iShares MSCI Norway ETF	30,300	864,762
iShares MSCI Poland ETF	6,400	206,080
iShares MSCI Singapore ETF(x)	22,863	647,937
iShares MSCI Spain ETF(x)	60,221	2,980,940
JPMorgan BetaBuilders Japan ETF	6,550	434,396
JPMorgan International Research Enhanced Equity ETF	89,900	6,611,246
SPDR Portfolio Developed World ex- US ETF	133,400	5,708,186
SPDR S&P Emerging Asia Pacific ETF	5,079	706,067
Vanguard FTSE Developed Markets ETF	154,100	9,233,672
Vanguard FTSE Emerging Markets ETF	92,200	4,995,396
Vanguard FTSE Europe ETF	279,900	22,336,020
Vanguard FTSE Pacific ETF	48,100	4,225,104

Total Exchange Traded Funds (9.2%) (Cost $70,346,613)		109,855,440

	Number of Rights	Value (Note 1)
RIGHTS:
Belgium (0.0%)†
Sofina SA, expiring 10/2/25(x)*	316	705

Denmark (0.0%)†
Orsted A/S, expiring 10/2/25(x)*	76,560	76,222

Total Rights (0.0%)† (Cost $81,729)		76,927

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	16,771,548	16,771,548
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		25,771,548

Total Short-Term Investments (2.1%) (Cost $25,771,548)		25,771,548

Total Investments in Securities (92.1%) (Cost $599,661,989)		1,105,606,287
Other Assets Less Liabilities (7.9%)		95,276,707

Net Assets (100%)		$1,200,882,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05% .

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $11,528,937 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $35,967,834. This was collateralized by $11,648,544 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/9/25 – 5/15/55 and by cash of $25,771,548 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$215,537,663	17.9%
Industrials	192,708,350	16.0
Information Technology	112,675,494	9.4
Exchange Traded Funds	109,855,440	9.2
Health Care	104,862,430	8.7
Consumer Discretionary	102,689,207	8.6
Consumer Staples	67,867,994	5.7
Materials	66,049,176	5.5
Communication Services	39,716,589	3.3
Energy	28,043,097	2.3
Utilities	25,993,166	2.2
Investment Companies	25,771,548	2.1
Real Estate	13,836,133	1.2
Cash and Other	95,276,707	7.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF	65,797	1,376,805	52,395	(256,134)	42,259	312,916	1,528,241	19,073	—

Total		1,376,805	52,395	(256,134)	42,259	312,916	1,528,241	19,073	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	698	12/2025	EUR	45,407,769	846,912
FTSE 100 Index	225	12/2025	GBP	28,467,330	206,891
SPI 200 Index	78	12/2025	AUD	11,448,965	(15,170)
TOPIX Index	132	12/2025	JPY	28,036,109	343,499

					1,382,132

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	607,834	USD	716,238	BNP Paribas	12/19/2025	663

Total unrealized appreciation						663

AUD	16,379,798	USD	10,903,540	BNP Paribas	12/19/2025	(54,941)
GBP	6,941,237	USD	9,412,984	BNP Paribas	12/19/2025	(76,901)
JPY	977,153,520	USD	6,702,516	BNP Paribas	12/19/2025	(40,555)
USD	16,857,241	EUR	14,295,351	BNP Paribas	12/19/2025	(3,216)
USD	720,141	JPY	106,201,540	BNP Paribas	12/19/2025	(3,912)

Total unrealized depreciation						(179,525)

Net unrealized depreciation						(178,862)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,319,936	$45,731,317	$—	$47,051,253
Austria	—	5,302,051	—	5,302,051
Belgium	—	9,381,535	—	9,381,535
Brazil	7,046,896	202,512	—	7,249,408
Canada	12,966,866	—	—	12,966,866
Chile	1,402,695	453,672	—	1,856,367
China	2,446,148	14,564,681	—	17,010,829
Colombia	1,992,107	—	—	1,992,107
Denmark	—	12,986,398	—	12,986,398
Finland	—	7,692,629	—	7,692,629
France	—	90,690,060	—	90,690,060
Germany	—	91,362,850	—	91,362,850
Hong Kong	2,091,521	15,977,042	—	18,068,563
India	3,529,522	3,738,985	—	7,268,507
Ireland	663,322	4,390,703	—	5,054,025
Israel	3,849,962	3,971,433	—	7,821,395
Italy	—	28,912,702	—	28,912,702
Japan	—	180,847,983	—	180,847,983
Luxembourg	—	3,157,612	—	3,157,612
Macau	—	1,187,954	—	1,187,954
Mexico	3,136,085	218,020	—	3,354,105
Netherlands	1,659,510	39,038,373	—	40,697,883
New Zealand	—	1,619,302	—	1,619,302
Norway	1,442,345	7,171,567	—	8,613,912
Peru	1,507,411	—	—	1,507,411
Poland	—	89,391	—	89,391
Portugal	—	1,962,175	—	1,962,175
Singapore	2,586,394	13,152,956	—	15,739,350
South Africa	—	2,674,994	—	2,674,994
South Korea	—	5,526,372	—	5,526,372
Spain	—	27,941,095	—	27,941,095
Sweden	—	21,542,894	—	21,542,894
Switzerland	—	38,836,394	—	38,836,394
Taiwan	1,066,050	21,119,222	—	22,185,272
Thailand	—	431,865	—	431,865
United Kingdom	2,153,296	120,071,251	—	122,224,547
United States	15,367,076	81,727,240	—	97,094,316
Exchange Traded Funds	109,855,440	—	—	109,855,440
Forward Currency Contracts	—	663	—	663
Futures	1,397,302	—	—	1,397,302
Rights
Belgium	—	705	—	705
Denmark	—	76,222	—	76,222
Short-Term Investments
Investment Companies	25,771,548	—	—	25,771,548

Total Assets	$203,251,432	$903,752,820	$—	$1,107,004,252

Liabilities:
Forward Currency Contracts	$—	$(179,525)	$—	$(179,525)
Futures	(15,170)	—	—	(15,170)

Total Liabilities	$(15,170)	$(179,525)	$—	$(194,695)

Total	$203,236,262	$903,573,295	$—	$1,106,809,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$509,608,741
Aggregate gross unrealized depreciation	(33,555,699)

Net unrealized appreciation	$476,053,042

Federal income tax cost of investments in securities and derivative instruments, if applicable	$630,756,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.8%)
AGL Energy Ltd.	66,242	$387,916
ALS Ltd.	56,114	739,642
AMP Ltd.	280,098	307,666
Ampol Ltd.(x)	26,364	521,782
Ansell Ltd.	16,147	340,407
ANZ Group Holdings Ltd.	330,080	7,253,527
APA Group	144,321	848,015
ARB Corp. Ltd.	8,649	220,681
Arena REIT (REIT)	44,452	114,126
Aristocrat Leisure Ltd.	68,699	3,181,160
ASX Ltd.	21,496	833,378
Atlas Arteria Ltd.	107,543	349,402
AUB Group Ltd.	12,899	279,359
Aurizon Holdings Ltd.	193,659	408,780
Austal Ltd.*	34,016	174,215
AVZ Minerals Ltd.(r)(x)*	316,830	—
Bank of Queensland Ltd.	73,181	351,073
Bapcor Ltd.	37,551	78,767
Beach Energy Ltd.	176,676	133,858
Bega Cheese Ltd.	30,050	103,198
Bellevue Gold Ltd.*	163,591	123,944
Bendigo & Adelaide Bank Ltd.	62,873	543,752
BHP Group Ltd.	561,580	15,804,041
BlueScope Steel Ltd.	48,525	728,553
Boss Energy Ltd.(x)*	45,905	62,573
Brambles Ltd.	151,237	2,481,823
Breville Group Ltd.(x)	11,147	221,132
BWP Property Group Ltd. (REIT)(x)	62,510	153,870
Capricorn Metals Ltd.*	47,719	417,746
CAR Group Ltd.	41,805	1,017,422
Catalyst Metals Ltd.*	27,858	145,626
Catapult Sports Ltd.*	27,480	125,103
Centuria Capital Group (REIT)	91,837	134,298
Centuria Industrial REIT (REIT)(x)	59,006	136,264
Challenger Ltd.	61,194	350,661
Charter Hall Group (REIT)	52,330	787,759
Charter Hall Long Wale REIT (REIT)	72,284	210,453
Charter Hall Retail REIT (REIT)	55,945	152,888
Cleanaway Waste Management Ltd.	246,935	452,609
Cochlear Ltd.	7,235	1,336,881
Codan Ltd.	13,057	255,047
Coles Group Ltd.	148,395	2,286,914
Commonwealth Bank of Australia	185,143	20,446,773
Computershare Ltd.	60,150	1,444,388
Corporate Travel Management Ltd.(r)(x)	14,153	150,496
Dalrymple Bay Infrastructure Ltd.	40,588	117,365
Data#3 Ltd.	17,138	104,103
Deep Yellow Ltd.*	107,636	139,597
Deterra Royalties Ltd.	46,813	123,285
Dexus (REIT)	118,995	565,346
DigiCo Infrastructure REIT (REIT)(x)	45,118	79,115
Domino’s Pizza Enterprises Ltd.(x)	7,628	68,040
Downer EDI Ltd.	74,299	362,336
DroneShield Ltd.(m)*	96,774	298,405
Dyno Nobel Ltd.	183,516	376,441
Eagers Automotive Ltd.(x)	19,986	387,749
EBOS Group Ltd.	5,996	102,284
Elders Ltd.	21,155	104,287
Emerald Resources NL*	64,236	213,375
Endeavour Group Ltd.	168,422	404,545
Evolution Mining Ltd.	222,772	1,596,431
EVT Ltd.	11,687	101,074
Flight Centre Travel Group Ltd.(x)	20,970	160,544
Fortescue Ltd.	183,946	2,273,675
Generation Development Group Ltd.(x)	39,368	181,307
Genesis Minerals Ltd.(x)*	125,078	487,481
Glencore plc	1,737,582	7,982,762
Gold Road Resources Ltd.(r)	119,397	272,225
Goodman Group (REIT)	224,715	4,874,187
GPT Group (The) (REIT)	211,929	753,053
GrainCorp Ltd., Class A	24,594	146,465
Greatland Resources Ltd.*	57,882	285,339
Guzman y Gomez Ltd.(x)	6,145	105,638
Harvey Norman Holdings Ltd.	62,033	302,929
Helia Group Ltd.	30,146	115,297
HMC Capital Ltd. (REIT)	32,411	68,199
HomeCo Daily Needs REIT (REIT)(m)(x)	207,727	186,249
HUB24 Ltd.	8,981	598,789
IDP Education Ltd.(x)	30,794	133,873
IGO Ltd.*	76,240	261,321
Iluka Resources Ltd.	47,535	199,103
Imdex Ltd.	56,627	126,274
Ingenia Communities Group (REIT)	45,093	162,319
Inghams Group Ltd.(x)	41,121	68,841
Insignia Financial Ltd.*	74,205	219,974
Insurance Australia Group Ltd.	261,682	1,419,871
IperionX Ltd.*	34,726	173,256
IPH Ltd.(x)	27,096	64,008
IRESS Ltd.	20,665	120,605
JB Hi-Fi Ltd.	12,096	928,455
Judo Capital Holdings Ltd.*	123,713	143,666
Lendlease Corp. Ltd.	72,541	264,002
Liontown Resources Ltd.(x)*	216,364	141,021
Lottery Corp. Ltd. (The)	246,247	958,097
Lovisa Holdings Ltd.(x)	7,349	181,821
Lynas Rare Earths Ltd.*	100,975	1,123,163
Macquarie Group Ltd.	39,215	5,691,299
Magellan Financial Group Ltd.	17,314	110,099
Medibank Pvt Ltd.	304,688	971,770
Megaport Ltd.*	17,806	185,806
Mesoblast Ltd.(x)*	106,206	166,555
Metcash Ltd.	121,541	305,610
Mineral Resources Ltd.*	19,350	526,752
Mirvac Group (REIT)	436,548	655,721
Monadelphous Group Ltd.	10,984	163,533
National Australia Bank Ltd.	338,877	9,899,971
National Storage REIT (REIT)	153,941	239,377
Netwealth Group Ltd.	14,096	274,130
Neuren Pharmaceuticals Ltd.*	13,961	182,358
New Hope Corp. Ltd.	56,878	147,534
NEXTDC Ltd.(x)*	70,947	794,320
nib holdings Ltd.	53,881	264,546
Nick Scali Ltd.	8,706	134,571
Nine Entertainment Co. Holdings Ltd.	149,124	119,397
Northern Star Resources Ltd.	158,214	2,484,299
NRW Holdings Ltd.	50,600	155,022
Orica Ltd.	52,753	737,927
Origin Energy Ltd.	190,595	1,576,459
Orora Ltd.	141,763	195,114
Paladin Energy Ltd.(x)*	43,858	241,453
Perenti Ltd.	102,121	189,881
Perpetual Ltd.	11,928	147,831
Perseus Mining Ltd.	149,466	484,618
PEXA Group Ltd.*	14,933	154,838
Pilbara Minerals Ltd.(x)*	338,225	563,985
Pinnacle Investment Management Group Ltd.	20,322	241,375
Premier Investments Ltd.	10,790	137,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pro Medicus Ltd.	6,125	$1,249,472
Qantas Airways Ltd.	167,412	1,209,680
QBE Insurance Group Ltd.	167,060	2,276,093
Qube Holdings Ltd.	195,725	532,291
Ramelius Resources Ltd.(x)	211,579	543,207
Ramsay Health Care Ltd.(x)	20,941	439,672
REA Group Ltd.	5,554	849,164
Reece Ltd.	26,268	196,238
Region Group (REIT)	128,413	203,080
Regis Resources Ltd.	83,618	332,533
Rio Tinto Ltd.	41,069	3,316,209
Rio Tinto plc	167,657	11,020,428
Sandfire Resources Ltd.*	50,789	479,573
Santos Ltd.	359,316	1,600,121
Scentre Group (REIT)	576,258	1,555,744
SEEK Ltd.	39,521	745,566
SGH Ltd.	22,064	728,965
Sigma Healthcare Ltd.	638,566	1,254,941
SiteMinder Ltd.*	28,591	136,404
Sonic Healthcare Ltd.	54,680	775,737
South32 Ltd.	498,257	903,369
Steadfast Group Ltd.(x)	122,394	480,259
Stockland (REIT)	265,502	1,075,178
Suncorp Group Ltd.	119,814	1,606,232
Super Retail Group Ltd.	17,989	193,548
Superloop Ltd.*	56,640	127,428
Tabcorp Holdings Ltd.	252,938	171,553
Technology One Ltd.	33,683	857,198
Telix Pharmaceuticals Ltd.(x)*	32,197	310,410
Telstra Group Ltd.	1,259,577	4,017,287
Temple & Webster Group Ltd.*	10,908	165,866
TPG Telecom Ltd.	47,313	157,161
Transurban Group	343,894	3,140,254
Treasury Wine Estates Ltd.	89,772	419,973
Tuas Ltd.*	31,533	145,849
Vault Minerals Ltd.*	752,588	328,672
Ventia Services Group Pty. Ltd.	92,509	312,799
Vicinity Ltd. (REIT)	429,090	715,501
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	125,053	150,187
Washington H Soul Pattinson & Co. Ltd.	35,499	904,118
Waypoint REIT Ltd. (REIT)	72,948	130,328
WEB Travel Group Ltd.*	39,977	104,488
Wesfarmers Ltd.	125,572	7,646,033
West African Resources Ltd.(r)*	125,273	251,995
Westgold Resources Ltd.(x)	104,402	309,491
Westpac Banking Corp.	378,409	9,757,824
Whitehaven Coal Ltd.	92,095	401,590
WiseTech Global Ltd.	23,323	1,392,813
Woodside Energy Group Ltd.	210,067	3,201,201
Woolworths Group Ltd.	135,151	2,387,765
Worley Ltd.	53,666	498,927
Yancoal Australia Ltd.(x)	43,826	153,698
Zip Co. Ltd.(x)*	142,811	417,681

		197,650,940

Austria (0.1%)
Mondi plc	70,580	972,012

Belgium (0.5%)
Anheuser-Busch InBev SA/NV	173,799	10,365,675

Brazil (0.0%)†
Karoon Energy Ltd.	81,057	88,498

Canada (0.0%)†
Capstone Copper Corp. (CRDI)*	21,519	186,390
Champion Iron Ltd.(x)	44,837	138,553

		324,943

Chile (0.1%)
Antofagasta plc	55,181	2,041,598

China (0.7%)
Prosus NV	212,327	14,941,994

Finland (0.5%)
Nordea Bank Abp	556,323	9,127,786

France (11.3%)
Air Liquide SA	97,989	20,346,679
Airbus SE	99,674	23,100,194
AXA SA	309,505	14,767,533
BNP Paribas SA	180,822	16,416,700
Cie de Saint-Gobain SA	84,537	9,097,316
Danone SA	108,970	9,487,751
EssilorLuxottica SA	53,010	17,177,244
Hermes International SCA	5,950	14,550,999
L’Oreal SA	40,635	17,580,222
LVMH Moet Hennessy Louis Vuitton SE	42,834	26,175,559
Safran SA	63,450	22,355,491
TotalEnergies SE	386,416	23,468,437
Vinci SA	98,733	13,672,467

		228,196,592

Germany (12.1%)
adidas AG	28,932	6,093,790
Allianz SE (Registered)	65,413	27,447,653
BASF SE	151,185	7,524,172
Bayer AG (Registered)	166,414	5,515,531
Bayerische Motoren Werke AG	47,355	4,750,219
Deutsche Bank AG (Registered)	330,017	11,604,321
Deutsche Boerse AG	31,896	8,541,774
Deutsche Post AG	156,477	6,970,027
Deutsche Telekom AG (Registered)	596,084	20,302,139
Infineon Technologies AG	221,212	8,622,503
Mercedes-Benz Group AG	121,939	7,654,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,130	14,118,470
Rheinmetall AG	7,783	18,133,629
SAP SE	172,555	46,169,850
Siemens AG (Registered)	127,382	34,277,510
Siemens Energy AG*	120,506	14,065,949
Volkswagen AG (Preference)(q)	34,929	3,771,132

		245,563,567

Hong Kong (0.3%)
Prudential plc	417,557	5,845,969

Indonesia (0.0%)†
Nickel Industries Ltd.	278,549	130,864

Italy (3.3%)
Coca-Cola HBC AG	32,423	1,527,943
Enel SpA	1,315,893	12,461,358
Eni SpA(x)	357,012	6,231,083
Ferrari NV	20,590	9,949,891
Intesa Sanpaolo SpA	2,476,862	16,325,287
UniCredit SpA	263,856	19,971,525

		66,467,087

Ivory Coast (0.1%)
Endeavour Mining plc	30,557	1,273,979

Japan (24.8%)
77 Bank Ltd. (The)(x)	5,460	228,206
ABC-Mart, Inc.	11,100	220,184
Acom Co. Ltd.(x)	36,258	118,028
ADEKA Corp.	5,816	129,821
Advantest Corp.	53,787	5,328,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Co. Ltd.	215,655	$2,617,579
AEON Financial Service Co. Ltd.(x)	10,296	105,024
Aeon Hokkaido Corp.	6,749	41,073
AGC, Inc.	16,996	554,523
Ai Holdings Corp.	4,238	80,298
Aica Kogyo Co. Ltd.	4,388	110,497
Aichi Financial Group, Inc.(x)	5,726	120,998
Aiful Corp.	10	34
Ain Holdings, Inc.	2,727	128,711
Air Water, Inc.	14,881	256,092
Airtrip Corp.*	8,559	56,719
Aisan Industry Co. Ltd.(x)	7,700	97,731
Aisin Corp.(x)	32,760	567,100
Ajinomoto Co., Inc.	76,430	2,194,420
Akita Bank Ltd. (The)(x)	4,106	99,537
Alfresa Holdings Corp.	13,732	196,530
Alpen Co. Ltd.(x)	4,000	63,698
Alpha Systems, Inc.	3,196	81,691
Alps Alpine Co. Ltd.(x)	16,017	203,238
ALSOK Co. Ltd.	31,635	238,731
Amada Co. Ltd.(x)	27,419	337,535
Amano Corp.	5,299	150,458
Amvis Holdings, Inc.	3,000	12,212
ANA Holdings, Inc.	45,238	875,179
and ST HD Co. Ltd.(x)	4,227	85,692
Anritsu Corp.(x)	11,754	149,861
Anycolor, Inc.	3,730	142,002
Aozora Bank Ltd.(x)	10,221	160,000
Appier Group, Inc.	8,814	92,381
Arclands Corp.	3,733	49,198
ARE Holdings, Inc.	5,730	83,266
Argo Graphics, Inc.	13,236	110,803
Ariake Japan Co. Ltd.	1,540	61,960
Artience Co. Ltd.	1,695	35,875
As One Corp.	5,908	98,077
Asahi Group Holdings Ltd.	125,655	1,508,608
Asahi Intecc Co. Ltd.(x)	21,990	357,095
Asahi Kasei Corp.	115,868	912,387
Asics Corp.	65,483	1,714,509
ASKUL Corp.	4,548	48,222
Astellas Pharma, Inc.(x)	149,430	1,617,221
Aucnet, Inc.	6,167	77,439
Autobacs Seven Co. Ltd.	5,122	55,936
Awa Bank Ltd. (The)	2,224	55,869
Axial Retailing, Inc.	8,516	67,548
Azbil Corp.	47,328	449,166
AZ-COM MARUWA Holdings, Inc.	4,115	29,746
Bandai Namco Holdings, Inc.	47,836	1,593,078
Base Co. Ltd.	2,953	72,285
baudroie, Inc.*	5,137	95,213
BayCurrent, Inc.	13,549	797,081
Belc Co. Ltd.	2,242	117,190
Bell System24 Holdings, Inc.	13,200	119,249
Bic Camera, Inc.(x)	10,045	111,124
BIPROGY, Inc.	5,369	219,211
BML, Inc.	2,892	72,258
Bridgestone Corp.	50,963	2,359,905
Brother Industries Ltd.(x)	22,856	383,058
Buffalo, Inc.(x)	2,177	52,701
Bunka Shutter Co. Ltd.(x)	6,786	104,714
Calbee, Inc.(x)	7,612	147,005
Canon Electronics, Inc.	2,833	52,298
Canon Marketing Japan, Inc.	3,480	140,932
Canon, Inc.(x)	76,444	2,241,861
Capcom Co. Ltd.	34,230	931,178
Casio Computer Co. Ltd.	13,340	109,690
Central Glass Co. Ltd.(x)	3,878	85,881
Central Japan Railway Co.	67,460	1,935,509
Change Holdings, Inc.(x)	12,222	94,298
Chiba Bank Ltd. (The)(x)	45,706	480,441
Chofu Seisakusho Co. Ltd.	3,200	41,827
Chubu Electric Power Co., Inc.	61,364	854,162
Chudenko Corp.	4,078	108,647
Chugai Pharmaceutical Co. Ltd.	53,581	2,336,209
Chugin Financial Group, Inc.(x)	13,443	198,348
Chugoku Electric Power Co., Inc. (The)(x)	24,265	138,369
Citizen Watch Co. Ltd.(x)	16,406	111,270
CKD Corp.(x)	4,836	90,092
Cleanup Corp.	10,500	56,233
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	253,959
Colowide Co. Ltd.(x)	5,764	71,327
COMSYS Holdings Corp.	10,500	262,065
Comture Corp.	3,705	40,661
Cosel Co. Ltd.	4,700	38,138
Cosmo Energy Holdings Co. Ltd.	10,574	256,047
Cosmos Pharmaceutical Corp.	3,986	232,877
Create Restaurants Holdings, Inc.(x)	22,268	116,546
Create SD Holdings Co. Ltd.	2,762	62,007
Credit Saison Co. Ltd.(x)	13,432	358,768
Curves Holdings Co. Ltd.	10,714	60,567
CyberAgent, Inc.	35,482	426,115
Dai Nippon Printing Co. Ltd.	32,866	559,045
Daicel Corp.(x)	22,828	208,313
Daido Steel Co. Ltd.	16,660	144,030
Daifuku Co. Ltd.	27,252	874,032
Daihen Corp.	2,153	119,817
Daiho Corp.(x)	7,140	40,025
Dai-ichi Life Holdings, Inc.	310,384	2,447,224
Daiichi Sankyo Co. Ltd.	157,174	3,523,223
Daiki Aluminium Industry Co. Ltd.	6,333	48,262
Daikin Industries Ltd.	22,066	2,548,516
Daio Paper Corp.	8,061	48,567
Daiseki Co. Ltd.(x)	2,316	53,560
Daishi Hokuetsu Financial Group, Inc.	15,525	150,647
Daito Trust Construction Co. Ltd.(x)	27,245	597,830
Daiwa House Industry Co. Ltd.	49,646	1,785,960
Daiwa Securities Group, Inc.(x)	121,877	991,021
Daiwabo Holdings Co. Ltd.(x)	8,725	174,193
DCM Holdings Co. Ltd.	10,117	109,663
Denka Co. Ltd.(x)	5,919	91,396
Denso Corp.	165,887	2,395,454
Dentsu Group, Inc.(x)	18,243	399,438
Dexerials Corp.	16,359	251,826
DIC Corp.	8,900	219,664
Digital Arts, Inc.	1,151	59,774
Digital Garage, Inc.	3,387	82,794
dip Corp.	2,786	43,801
Disco Corp.	8,440	2,654,390
DMG Mori Co. Ltd.	11,229	225,894
Doutor Nichires Holdings Co. Ltd.	5,044	89,908
Dowa Holdings Co. Ltd.(x)	5,600	204,407
Duskin Co. Ltd.(x)	4,370	113,797
DyDo Group Holdings, Inc.(x)	4,246	72,238
Earth Corp.	1,236	43,126
East Japan Railway Co.	93,621	2,291,700
Ebara Corp.	35,025	801,228
EDION Corp.	43	630
Eiken Chemical Co. Ltd.(x)	478	7,738
Eisai Co. Ltd.(x)	21,105	709,993
Eizo Corp.	5,266	77,983
Elan Corp.	9,238	49,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Elecom Co. Ltd.	4,016	$50,130
Electric Power Development Co. Ltd.	12,851	241,100
ENEOS Holdings, Inc.	255,946	1,626,694
Exedy Corp.	3,400	119,552
EXEO Group, Inc.	19,600	283,891
Ezaki Glico Co. Ltd.	4,571	156,493
FANUC Corp.	81,180	2,339,583
Fast Retailing Co. Ltd.	12,186	3,711,380
Financial Partners Group Co. Ltd.	5,886	94,687
Food & Life Cos. Ltd.	9,290	486,031
FP Corp.	3,160	53,783
FP Partner, Inc.(x)	7,904	115,606
Fudo Tetra Corp.(x)	6,411	116,095
Fuji Co. Ltd.	3,941	53,831
Fuji Corp.(x)	5,877	107,299
Fuji Electric Co. Ltd.	9,979	671,002
Fuji Kyuko Co. Ltd.	2,194	38,173
Fuji Media Holdings, Inc.	15,216	360,426
Fuji Oil Co. Ltd.	4,030	97,804
Fuji Seal International, Inc.	4,473	86,172
FUJIFILM Holdings Corp.	101,443	2,525,014
Fujikura Ltd.	18,448	1,803,197
Fujimi, Inc.	6,846	100,270
Fujitec Co. Ltd.	5,445	207,918
Fujitsu Ltd.	157,860	3,718,999
Fukui Computer Holdings, Inc.	1,895	42,799
Fukuoka Financial Group, Inc.	16,400	492,161
Fukuyama Transporting Co. Ltd.	2,128	52,954
FULLCAST Holdings Co. Ltd.	4,492	53,946
Funai Soken Holdings, Inc.	3,831	66,939
Furukawa Electric Co. Ltd.	5,789	356,692
Fuso Chemical Co. Ltd.(x)	1,687	55,897
Futaba Industrial Co. Ltd.	9,500	61,798
Future Corp.(x)	8,216	128,947
Fuyo General Lease Co. Ltd.	5,955	178,185
G-7 Holdings, Inc.	5,406	46,170
Galilei Co. Ltd.	4,744	121,579
Genky DrugStores Co. Ltd.	3,812	129,657
Geo Holdings Corp.	6,023	67,160
Giken Ltd.	5,478	53,637
GLOBERIDE, Inc.	2,998	49,384
Glory Ltd.	4,557	112,873
GMO GlobalSign Holdings KK	3,313	48,233
GMO internet group, Inc.	5,420	132,673
GMO Internet, Inc.(x)	5,707	39,285
GMO Payment Gateway, Inc.	3,903	218,975
Goldwin, Inc.	8,748	149,009
GREE Holdings, Inc.	19,104	56,711
grems, Inc.	7,262	119,965
GS Yuasa Corp.(x)	5,471	129,482
G-Tekt Corp.	5,327	71,394
GungHo Online Entertainment, Inc.	4,739	86,714
Gunma Bank Ltd. (The)	29,571	330,233
Gunze Ltd.	4,484	114,613
H.U. Group Holdings, Inc.(x)	5,042	116,431
H2O Retailing Corp.(x)	8,630	126,691
Hachijuni Bank Ltd. (The)(x)	43,000	449,525
Hakuhodo DY Holdings, Inc.(x)	27,115	217,914
Hakuto Co. Ltd.(x)	4,412	115,458
Halows Co. Ltd.	3,661	123,779
Hamamatsu Photonics KK	26,724	290,036
Hankyu Hanshin Holdings, Inc.(x)	22,548	665,378
Hanwa Co. Ltd.	2,918	124,309
Haseko Corp.	16,475	281,463
Hazama Ando Corp.	13,771	155,882
Heiwa Corp.	4,550	64,734
Heiwa Real Estate Co. Ltd.	7,756	123,878
Heiwado Co. Ltd.	2,453	48,236
Hikari Tsushin, Inc.	1,831	511,098
Hino Motors Ltd.*	22,963	60,076
Hioki EE Corp.	1,430	58,792
Hirogin Holdings, Inc.(x)	22,190	216,971
Hirose Electric Co. Ltd.	2,789	347,576
Hiroshima Gas Co. Ltd.(x)	39,439	102,141
HIS Co. Ltd.(x)	3,292	31,276
Hisamitsu Pharmaceutical Co., Inc.(x)	3,740	104,144
Hitachi Construction Machinery Co. Ltd.(x)	6,567	210,219
Hitachi Ltd.	430,538	11,441,420
Hochiki Corp.	3,355	88,931
Hokkaido Electric Power Co., Inc.(x)	22,712	166,479
Hokkoku Financial Holdings, Inc.(x)	10,840	50,431
Hokuetsu Corp.(x)	10,903	73,431
Hokuhoku Financial Group, Inc.	10,686	279,859
Hokuriku Electric Power Co.(x)	17,392	99,423
Honda Motor Co. Ltd.(x)	398,459	4,125,102
Horiba Ltd.	3,816	323,580
Hoshizaki Corp.	11,077	416,160
Hosiden Corp.(x)	6,570	104,535
House Foods Group, Inc.(x)	5,762	113,011
Hoya Corp.	32,960	4,563,384
Hulic Co. Ltd.	48,903	535,706
Hyakugo Bank Ltd. (The)(x)	17,673	109,347
Hyakujushi Bank Ltd. (The)	2,900	100,991
Ibiden Co. Ltd.(x)	10,054	610,780
Ichibanya Co. Ltd.(x)	6,340	40,213
Ichigo, Inc.	44,705	127,569
Idec Corp.	3,977	65,134
Idemitsu Kosan Co. Ltd.(x)	73,864	507,461
IDOM, Inc.	10,714	76,215
IHI Corp.	95,557	1,783,395
Iida Group Holdings Co. Ltd.(x)	15,482	247,224
Iino Kaiun Kaisha Ltd.	12,669	101,431
I’ll, Inc.	3,109	56,804
Inaba Denki Sangyo Co. Ltd.	6,062	172,491
Inabata & Co. Ltd.	2,307	54,444
Infomart Corp.	19,428	43,878
INFRONEER Holdings, Inc.(x)	20,727	215,700
Inpex Corp.	74,040	1,338,262
Insource Co. Ltd.	9,158	59,573
Internet Initiative Japan, Inc.	9,252	163,819
Iriso Electronics Co. Ltd.	1,764	35,224
Isetan Mitsukoshi Holdings Ltd.(x)	29,788	550,499
Isuzu Motors Ltd.(x)	53,195	672,469
Ito En Ltd.(x)	5,340	125,696
ITOCHU Corp.	119,180	6,790,484
Itochu Enex Co. Ltd.	6,062	81,081
Itoham Yonekyu Holdings, Inc.(x)	2,537	97,613
Iwatani Corp.	15,176	165,937
Iyogin Holdings, Inc.(x)	24,000	364,418
Izumi Co. Ltd.	3,455	76,279
J Front Retailing Co. Ltd.	22,829	381,294
JAC Recruitment Co. Ltd.	16,260	119,076
Jaccs Co. Ltd.	1,844	52,994
JAFCO Group Co. Ltd.(x)	5,476	95,960
Japan Airlines Co. Ltd.	40,833	823,646
Japan Airport Terminal Co. Ltd.	6,373	203,534
Japan Aviation Electronics Industry Ltd.(x)	3,585	60,968
Japan Cash Machine Co. Ltd.	6,102	40,767
Japan Display, Inc.(x)*	861,949	122,399
Japan Elevator Service Holdings Co. Ltd.	13,376	169,772
Japan Exchange Group, Inc.	98,295	1,098,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Investment Adviser Co. Ltd.	5,106	$69,054
Japan Lifeline Co. Ltd.	7,771	79,189
Japan Material Co. Ltd.	5,450	67,367
Japan Petroleum Exploration Co. Ltd.	14,050	123,033
Japan Post Bank Co. Ltd.	136,167	1,670,724
Japan Post Holdings Co. Ltd.	172,024	1,709,945
Japan Post Insurance Co. Ltd.	19,609	555,976
Japan Pulp & Paper Co. Ltd.	25,430	122,778
Japan Securities Finance Co. Ltd.	6,741	84,921
Japan Steel Works Ltd. (The)	5,779	351,699
Japan Tobacco, Inc.	100,118	3,291,569
Japan Wool Textile Co. Ltd. (The)	5,449	61,349
JCU Corp.	1,541	47,568
Jeol Ltd.(x)	3,266	112,213
JFE Holdings, Inc.(x)	52,149	640,556
JGC Holdings Corp.	18,595	189,867
JMDC, Inc.	2,736	82,884
Joyful Honda Co. Ltd.	6,398	94,098
JSB Co. Ltd.(x)	4,372	121,802
JTEKT Corp.	17,798	176,975
Juroku Financial Group, Inc.	3,200	119,444
JX Advanced Metals Corp.	43,573	577,644
Kadokawa Corp.(x)	9,702	236,637
Kagome Co. Ltd.(x)	8,701	169,390
Kajima Corp.	36,441	1,063,525
Kakaku.com, Inc.	13,130	225,426
Kaken Pharmaceutical Co. Ltd.(x)	2,834	70,004
Kameda Seika Co. Ltd.	1,676	46,806
Kamigumi Co. Ltd.	8,622	261,893
Kanadevia Corp.	13,019	90,059
Kanamoto Co. Ltd.	2,948	71,764
Kandenko Co. Ltd.	10,349	283,839
Kaneka Corp.(x)	4,203	119,594
Kanematsu Corp.(x)	8,108	170,839
Kansai Electric Power Co., Inc. (The)	81,338	1,165,193
Kansai Paint Co. Ltd.(x)	18,311	298,590
Kao Corp.	41,450	1,808,121
Kappa Create Co. Ltd.(x)	4,080	43,508
Katitas Co. Ltd.(x)	5,812	110,160
Kato Sangyo Co. Ltd.	2,563	101,040
Kawasaki Heavy Industries Ltd.(x)	14,020	926,229
Kawasaki Kisen Kaisha Ltd.(x)	42,996	612,297
KDDI Corp.(x)	239,939	3,829,841
KeePer Technical Laboratory Co. Ltd.(x)	2,208	55,840
Keihan Holdings Co. Ltd.(x)	8,105	184,149
Keihanshin Building Co. Ltd.	3,858	42,758
Keikyu Corp.(x)	24,606	249,745
Keio Corp.(x)	8,634	223,316
Keisei Electric Railway Co. Ltd.(x)	32,853	304,682
Kewpie Corp.	9,180	250,722
Key Coffee, Inc.(x)	4,000	53,609
Keyence Corp.	16,891	6,302,501
KH Neochem Co. Ltd.	3,353	63,212
Kikkoman Corp.(x)	60,880	516,647
Kinden Corp.	11,405	390,308
Kintetsu Department Store Co. Ltd.	2,816	38,598
Kintetsu Group Holdings Co. Ltd.(x)	17,144	357,406
Kioxia Holdings Corp.*	10,125	333,769
Kirin Holdings Co. Ltd.	70,527	1,033,690
Kissei Pharmaceutical Co. Ltd.	3,193	92,842
Ki-Star Real Estate Co. Ltd.	2,056	77,855
Kitz Corp.	6,541	74,749
Koa Corp.(x)	13,134	103,555
Kobayashi Pharmaceutical Co. Ltd.	4,615	167,517
Kobe Bussan Co. Ltd.	14,292	392,756
Kobe Steel Ltd.(x)	33,016	390,361
Koei Tecmo Holdings Co. Ltd.	11,028	143,550
Kohnan Shoji Co. Ltd.	2,315	65,982
Koito Manufacturing Co. Ltd.(x)	19,178	290,747
Kojima Co. Ltd.(x)	9,719	74,329
Kokusai Electric Corp.	11,847	336,380
Kokuyo Co. Ltd.	31,928	190,206
Komatsu Ltd.	85,527	2,984,206
KOMEDA Holdings Co. Ltd.	4,896	102,962
Komeri Co. Ltd.	3,475	77,543
Komori Corp.	7,900	81,198
Konami Group Corp.	6,302	909,813
Konica Minolta, Inc.	43,791	156,378
Kosaido Holdings Co. Ltd.(x)	14,890	44,403
Kose Corp.(x)	3,360	134,709
Koshidaka Holdings Co. Ltd.(x)	10,956	101,792
Kotobuki Spirits Co. Ltd.(x)	8,160	100,148
Kraftia Corp.	3,588	173,571
Krosaki Harima Corp.	5,557	154,815
KU Holdings Co. Ltd.	15,242	121,309
Kubota Corp.	90,523	1,140,375
Kumagai Gumi Co. Ltd.	13,084	110,947
Kumiai Chemical Industry Co. Ltd.	9,350	52,287
Kura Sushi, Inc.(x)	3,446	79,226
Kuraray Co. Ltd.	20,412	235,128
Kureha Corp.(x)	3,963	102,368
Kurita Water Industries Ltd.(x)	9,006	307,477
Kusuri no Aoki Holdings Co. Ltd.	4,806	130,155
KYB Corp.	3,846	102,076
Kyocera Corp.	104,876	1,410,899
Kyoei Steel Ltd.	7,738	119,928
Kyoritsu Maintenance Co. Ltd.(x)	5,340	115,369
Kyoto Financial Group, Inc.(x)	21,664	460,864
Kyowa Kirin Co. Ltd.	20,521	318,947
Kyushu Electric Power Co., Inc.	39,343	393,603
Kyushu Financial Group, Inc.	34,349	211,573
Kyushu Railway Co.	11,748	311,326
Lasertec Corp.	6,467	887,936
Leopalace21 Corp.	15,452	74,603
Life Corp.	6,084	103,961
Link And Motivation, Inc.	10,606	38,010
Lintec Corp.(x)	4,900	120,607
Lion Corp.	21,636	225,965
LITALICO, Inc.	3,942	36,145
Lixil Corp.(x)	29,006	356,973
LY Corp.	274,039	882,239
M&A Capital Partners Co. Ltd.	5,986	129,730
M&A Research Institute Holdings, Inc.*	8,895	78,433
M3, Inc.(x)	33,824	545,722
Mabuchi Motor Co. Ltd.(x)	9,052	158,533
Macnica Holdings, Inc.(x)	13,743	190,786
Maeda Kosen Co. Ltd.	6,346	83,463
Makino Milling Machine Co. Ltd.	2,098	162,580
Makita Corp.	22,583	733,907
Mandom Corp.	4,260	64,238
Mani, Inc.	8,732	75,136
Marubeni Corp.	149,832	3,746,687
Maruha Nichiro Corp.	3,726	86,445
Marui Group Co. Ltd.(x)	9,254	198,615
Maruichi Steel Tube Ltd.	23,400	203,723
MARUKA FURUSATO Corp.	3,674	58,010
Maruwa Co. Ltd.(x)	889	232,642
Marvelous, Inc.	10,228	42,535
Matsuda Sangyo Co. Ltd.	4,000	113,331
Matsui Securities Co. Ltd.(x)	14,747	76,584
MatsukiyoCocokara & Co.	30,232	614,105
Matsuya Co. Ltd.(x)	7,173	69,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Maxell Ltd.	5,700	$82,290
Mazda Motor Corp.(x)	57,715	421,881
Mebuki Financial Group, Inc.(x)	77,629	496,687
Media Do Co. Ltd.(x)	9,544	123,136
Medipal Holdings Corp.	17,687	304,800
Medley, Inc.*	1,414	23,282
MedPeer, Inc.*	9,655	45,375
Megmilk Snow Brand Co. Ltd.	4,854	97,188
Meiji Holdings Co. Ltd.(x)	21,858	453,167
MEITEC Group Holdings, Inc.	5,817	125,556
Menicon Co. Ltd.	8,955	68,850
Mercari, Inc.(x)*	10,481	161,306
METAWATER Co. Ltd.	3,652	74,949
Micronics Japan Co. Ltd.(x)	3,035	120,674
Mie Kotsu Group Holdings, Inc.(x)	34,478	126,829
Milbon Co. Ltd.	2,308	38,689
Minebea Mitsumi, Inc.(x)	30,892	582,704
Mirai Industry Co. Ltd.(x)	4,774	120,250
Mirait One Corp.	7,953	155,150
Miroku Jyoho Service Co. Ltd.	2,998	38,437
MISUMI Group, Inc.	26,577	414,510
Mitani Sekisan Co. Ltd.	1,611	95,428
Mitsubishi Chemical Group Corp.(x)	125,208	720,760
Mitsubishi Corp.(x)	327,657	7,823,355
Mitsubishi Electric Corp.	175,332	4,508,825
Mitsubishi Estate Co. Ltd.	93,019	2,140,472
Mitsubishi Gas Chemical Co., Inc.	14,524	259,524
Mitsubishi HC Capital, Inc.	82,822	684,653
Mitsubishi Heavy Industries Ltd.	295,972	7,763,298
Mitsubishi Logisnext Co. Ltd.(x)	7,908	97,055
Mitsubishi Logistics Corp.	20,080	164,635
Mitsubishi Materials Corp.(x)	14,300	268,624
Mitsubishi Motors Corp.(x)	75,000	203,875
Mitsubishi Pencil Co. Ltd.	3,972	58,176
Mitsubishi Research Institute, Inc.	2,488	87,148
Mitsubishi UFJ Financial Group, Inc.(x)	1,058,707	17,138,618
Mitsui & Co. Ltd.	257,097	6,397,653
Mitsui Chemicals, Inc.(x)	14,798	370,438
Mitsui E&S Co. Ltd.(x)	9,032	273,308
Mitsui Fudosan Co. Ltd.	228,649	2,493,903
Mitsui High-Tec, Inc.	9,160	48,065
Mitsui Kinzoku Co. Ltd.	5,900	459,002
Mitsui OSK Lines Ltd.(x)	31,842	967,630
Mitsui-Soko Holdings Co. Ltd.(x)	5,197	145,313
Miura Co. Ltd.	8,004	157,471
MIXI, Inc.	3,456	74,315
Miyakoshi Holdings, Inc.(x)*	15,337	101,842
Mizuho Financial Group, Inc.	223,015	7,522,053
Mizuho Leasing Co. Ltd.(x)	9,980	87,933
Mochida Pharmaceutical Co. Ltd.	2,534	54,403
Modec, Inc.	4,283	239,513
Monex Group, Inc.(x)	14,185	80,092
Money Forward, Inc.*	4,020	162,746
Monogatari Corp. (The)	2,978	85,986
MonotaRO Co. Ltd.	23,996	349,835
Morinaga Milk Industry Co. Ltd.	7,816	183,079
Morita Holdings Corp.	3,388	53,242
MOS Food Services, Inc.(x)	3,648	97,685
MS&AD Insurance Group Holdings, Inc.	121,081	2,747,729
MTI Ltd.	18,221	94,749
Murata Manufacturing Co. Ltd.	152,200	2,897,651
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	131,015
Nabtesco Corp.	11,042	250,057
Nachi-Fujikoshi Corp.	2,183	55,134
Nagase & Co. Ltd.(x)	11,432	247,525
Nagawa Co. Ltd.(x)	1,145	51,720
Nagoya Railroad Co. Ltd.(x)	17,631	210,723
Nankai Electric Railway Co. Ltd.(x)	9,800	184,887
Nanto Bank Ltd. (The)(x)	2,711	93,309
NEC Capital Solutions Ltd.(x)	4,418	117,108
NEC Corp.	121,898	3,906,242
Nexon Co. Ltd.	41,949	921,043
Nextage Co. Ltd.	4,194	66,986
NGK Insulators Ltd.(x)	22,442	376,272
NH Foods Ltd.(x)	6,942	275,267
NHK Spring Co. Ltd.	14,535	218,784
Nichias Corp.	4,359	163,825
Nichicon Corp.	10,871	108,942
Nichiden Corp.(x)	3,318	61,049
Nichiha Corp.	3,077	57,322
Nichirei Corp.	19,174	225,081
Nidec Corp.	75,750	1,348,938
Nifco, Inc.	5,877	177,639
Nihon Kohden Corp.(x)	15,936	182,167
Nihon M&A Center Holdings, Inc.(x)	25,488	130,176
Nihon Parkerizing Co. Ltd.	12,170	112,660
Nikkon Holdings Co. Ltd.(x)	10,982	253,377
Nikon Corp.(x)	26,926	314,077
Nintendo Co. Ltd.	105,797	9,160,703
Nippn Corp.	4,887	76,601
Nippon Ceramic Co. Ltd.	1,836	43,577
Nippon Coke & Engineering Co. Ltd.(x)*	80,285	56,460
Nippon Densetsu Kogyo Co. Ltd.	4,340	83,903
Nippon Electric Glass Co. Ltd.	6,101	200,334
Nippon Express Holdings, Inc.	18,171	412,974
Nippon Gas Co. Ltd.	8,442	158,011
Nippon Kanzai Holdings Co. Ltd.	4,458	84,225
Nippon Kayaku Co. Ltd.	10,745	100,958
Nippon Light Metal Holdings Co. Ltd.	5,252	74,580
Nippon Paint Holdings Co. Ltd.(x)	90,577	618,608
Nippon Paper Industries Co. Ltd.	9,600	79,067
Nippon Parking Development Co. Ltd.	46,787	90,799
Nippon Sanso Holdings Corp.	15,957	566,159
Nippon Sharyo Ltd.	3,791	73,700
Nippon Shinyaku Co. Ltd.(x)	4,816	108,542
Nippon Shokubai Co. Ltd.(x)	9,848	121,464
Nippon Signal Co. Ltd.	8,900	73,241
Nippon Soda Co. Ltd.	1,900	44,325
Nippon Steel Corp.(x)	438,240	1,806,182
Nippon Television Holdings, Inc.	13,631	363,715
Nippon Yusen KK(x)	34,704	1,185,312
Nipro Corp.(x)	13,900	141,505
Nishimatsu Construction Co. Ltd.	3,295	116,796
Nishimatsuya Chain Co. Ltd.	6,093	88,129
Nishi-Nippon Financial Holdings, Inc.	10,611	180,097
Nishi-Nippon Railroad Co. Ltd.	5,600	88,515
Nissan Chemical Corp.(x)	9,008	327,099
Nissan Motor Co. Ltd.*	236,553	581,925
Nissan Shatai Co. Ltd.(x)	15,016	125,197
Nissha Co. Ltd.	6,603	63,849
Nisshin Seifun Group, Inc.(x)	18,778	230,590
Nisshinbo Holdings, Inc.	12,062	92,860
Nissin Foods Holdings Co. Ltd.(x)	21,295	401,176
Nissui Corp.(x)	20,317	143,223
Niterra Co. Ltd.	14,152	546,807
Nitori Holdings Co. Ltd.(x)	32,710	631,152
Nitta Corp.	1,728	48,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nitto Boseki Co. Ltd.(x)	2,757	$123,043
Nitto Denko Corp.(x)	55,965	1,330,959
Nitto Kogyo Corp.	2,395	58,626
Noevir Holdings Co. Ltd.	1,991	60,113
NOF Corp.	19,779	346,000
Nojima Corp.(x)	7,218	197,917
NOK Corp.(x)	6,744	118,522
Nomura Co. Ltd.	11,318	81,048
Nomura Holdings, Inc.	281,320	2,064,935
Nomura Micro Science Co. Ltd.(x)	3,627	80,813
Nomura Real Estate Holdings, Inc.(x)	52,705	336,470
Nomura Research Institute Ltd.	37,740	1,447,740
Noritsu Koki Co. Ltd.	11,487	137,174
Noritz Corp.	4,795	65,042
NS Solutions Corp.(x)	5,888	143,652
NSD Co. Ltd.	5,948	139,887
NSK Ltd.	30,498	157,641
NTN Corp.(x)	37,117	85,435
NTT, Inc.	5,091,591	5,326,227
Nxera Pharma Co. Ltd.(x)*	5,980	40,032
Obara Group, Inc.	1,415	40,904
Obayashi Corp.	56,756	932,213
OBIC Business Consultants Co. Ltd.	2,838	174,634
Obic Co. Ltd.	31,241	1,088,793
Odakyu Electric Railway Co. Ltd.(x)	28,087	316,130
Ogaki Kyoritsu Bank Ltd. (The)	2,098	49,299
Ohsho Food Service Corp.	2,223	55,618
Oiles Corp.	4,560	71,012
Oji Holdings Corp.(x)	68,133	372,719
Okamoto Industries, Inc.(x)	2,906	99,628
Okamura Corp.	6,912	109,743
Okasan Securities Group, Inc.	21,773	100,705
Oki Electric Industry Co. Ltd.	8,423	91,928
OKUMA Corp.	2,346	53,619
Okumura Corp.(x)	2,739	87,605
Olympus Corp.	94,305	1,193,121
Omron Corp.(x)	15,526	427,297
Ono Pharmaceutical Co. Ltd.(x)	36,152	416,316
Onward Holdings Co. Ltd.	15,000	70,900
Open House Group Co. Ltd.	5,846	302,608
Open Up Group, Inc.	4,768	58,550
Optex Group Co. Ltd.	5,977	85,279
Optorun Co. Ltd.	5,119	57,599
Oracle Corp.	3,300	336,951
Organo Corp.	2,229	170,922
Orient Corp.	6,542	44,724
Oriental Land Co. Ltd.(x)	102,670	2,476,410
ORIX Corp.	94,602	2,483,315
Osaka Gas Co. Ltd.(x)	30,862	895,068
Osaka Organic Chemical Industry Ltd.	3,454	72,871
Osaka Soda Co. Ltd.	8,950	100,282
Osaka Steel Co. Ltd.(x)	3,450	58,999
Otsuka Corp.	19,060	397,994
Otsuka Holdings Co. Ltd.	38,769	2,060,287
PAL GROUP Holdings Co. Ltd.	4,059	68,892
PALTAC Corp.	3,995	125,103
Pan Pacific International Holdings Corp.	176,420	1,163,130
Panasonic Holdings Corp.	204,905	2,230,768
Paramount Bed Holdings Co. Ltd.	3,001	73,663
Park24 Co. Ltd.(x)	10,900	139,304
Pasona Group, Inc.	3,788	56,096
Penta-Ocean Construction Co. Ltd.	21,476	169,328
PeptiDream, Inc.*	8,788	93,445
Persol Holdings Co. Ltd.	180,660	329,472
PHC Holdings Corp.(x)	4,990	33,034
PIA Corp.*	3,007	70,455
Pigeon Corp.	10,057	120,676
PILLAR Corp.(x)	3,146	87,646
Pilot Corp.(x)	3,440	111,654
Piolax, Inc.	4,502	54,218
Pola Orbis Holdings, Inc.	8,224	74,268
Prestige International, Inc.	10,559	47,124
Prima Meat Packers Ltd.	3,652	58,156
PS Construction Co. Ltd.(x)	9,250	115,965
Raito Kogyo Co. Ltd.(x)	6,051	131,957
Rakus Co. Ltd.	16,462	151,167
Rakuten Bank Ltd.*	7,719	431,608
Rakuten Group, Inc.*	137,837	894,680
Recruit Holdings Co. Ltd.	127,403	6,860,128
Relo Group, Inc.	8,020	96,776
Renesas Electronics Corp.	166,776	1,923,926
Rengo Co. Ltd.(x)	15,192	96,041
Resona Holdings, Inc.(x)	204,059	2,084,262
Resonac Holdings Corp.(x)	16,494	560,005
Resorttrust, Inc.	14,356	182,308
Ricoh Co. Ltd.(x)	46,040	406,743
Ricoh Leasing Co. Ltd.(x)	1,550	61,210
Riken Keiki Co. Ltd.	4,281	90,463
Riken Vitamin Co. Ltd.	6,372	125,385
Rinnai Corp.	11,100	263,154
Riso Kyoiku Group Corp.	22,934	34,893
Rohm Co. Ltd.(x)	30,360	454,112
Rohto Pharmaceutical Co. Ltd.	16,720	281,126
Roland Corp.	1,717	39,185
Rorze Corp.	8,920	134,115
Round One Corp.	18,870	166,772
RS Technologies Co. Ltd.	3,414	85,532
Ryohin Keikaku Co. Ltd.	42,858	853,479
Saibu Gas Holdings Co. Ltd.	6,017	80,438
Saizeriya Co. Ltd.	2,656	89,440
Sakai Moving Service Co. Ltd.	3,080	62,377
Sakata Seed Corp.	2,341	57,700
San ju San Financial Group, Inc.(x)	2,610	63,801
San-A Co. Ltd.	3,652	68,775
San-Ai Obbli Co. Ltd.(x)	7,598	107,534
Sangetsu Corp.	3,239	68,006
San-In Godo Bank Ltd. (The)	5,829	54,276
Sankyo Co. Ltd.	17,735	308,385
Sankyu, Inc.	4,962	271,780
Sanrio Co. Ltd.(x)	15,519	729,436
Sansan, Inc.*	4,408	56,901
Santen Pharmaceutical Co. Ltd.	30,999	343,665
Sanwa Holdings Corp.	19,020	544,807
Sanyo Chemical Industries Ltd.	1,868	52,042
Sanyo Denki Co. Ltd.(x)	4,305	102,614
Sapporo Holdings Ltd.	6,302	314,962
Sato Corp.	5,385	82,586
SBI ARUHI Corp.(x)	21,766	120,248
SBI Global Asset Management Co. Ltd.(x)	25,805	110,280
SBI Holdings, Inc.	26,709	1,162,384
SBS Holdings, Inc.	2,809	69,520
SCREEN Holdings Co. Ltd.(x)	7,010	638,027
SCSK Corp.	12,294	368,192
Secom Co. Ltd.	35,098	1,287,532
Sega Sammy Holdings, Inc.	13,520	284,872
Seibu Holdings, Inc.(x)	18,352	664,288
Seiko Epson Corp.(x)	24,121	309,576
Seino Holdings Co. Ltd.(x)	10,346	152,512
Seiren Co. Ltd.	5,033	103,801
Sekisui Chemical Co. Ltd.	33,017	615,085
Sekisui House Ltd.	49,146	1,118,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Senko Group Holdings Co. Ltd.	10,158	$139,712
Seven & i Holdings Co. Ltd.	196,072	2,639,749
Seven Bank Ltd.(x)	59,186	116,943
SG Holdings Co. Ltd.(x)	31,903	329,849
Sharp Corp.*	28,919	162,287
Shibuya Corp.	2,975	68,700
SHIFT, Inc.*	17,010	143,777
Shiga Bank Ltd. (The)(x)	2,831	129,791
Shikoku Electric Power Co., Inc.(x)	18,249	162,271
Shikoku Kasei Holdings Corp.	5,724	86,623
Shimadzu Corp.	24,146	609,834
Shimamura Co. Ltd.	5,000	334,348
Shimano, Inc.	7,143	801,797
Shimizu Corp.	44,688	628,385
Shimojima Co. Ltd.	5,300	46,017
Shin Nippon Biomedical Laboratories Ltd.(x)	4,508	51,913
Shinagawa Refra Co. Ltd.	10,391	131,394
Shin-Etsu Chemical Co. Ltd.	150,688	4,944,983
Shinmaywa Industries Ltd.(x)	11,106	139,083
Shionogi & Co. Ltd.	55,810	978,001
Ship Healthcare Holdings, Inc.	5,252	81,043
Shiseido Co. Ltd.	35,968	614,607
Shizuoka Financial Group, Inc.(x)	40,645	558,341
Shizuoka Gas Co. Ltd.	6,571	51,942
Shoei Co. Ltd.	4,748	56,475
Showa Sangyo Co. Ltd.	2,573	53,066
Siix Corp.	7,281	66,712
Simplex Holdings, Inc.	1,627	47,803
Sinanen Holdings Co. Ltd.(x)	2,012	90,883
Sintokogio Ltd.	7,500	51,070
SKY Perfect JSAT Holdings, Inc.(x)	18,355	173,143
Skylark Holdings Co. Ltd.	24,496	506,700
SMC Corp.	5,135	1,577,463
SMS Co. Ltd.	6,512	68,649
Socionext, Inc.(x)	16,882	318,496
SoftBank Corp.(x)	2,745,838	4,042,120
SoftBank Group Corp.	82,905	10,474,896
Sojitz Corp.(x)	18,298	484,532
Sompo Holdings, Inc.	78,118	2,416,674
Sony Financial Group, Inc.*	578,064	641,056
Sony Group Corp.	578,064	16,647,899
Sotetsu Holdings, Inc.	6,169	111,170
Sparx Group Co. Ltd.	10,971	118,549
Square Enix Holdings Co. Ltd.	24,207	520,855
Stanley Electric Co. Ltd.	13,307	268,956
Starts Corp., Inc.	1,577	54,172
Subaru Corp.	52,689	1,079,539
Sugi Holdings Co. Ltd.	9,816	236,696
SUMCO Corp.(x)	32,710	348,809
Sumitomo Bakelite Co. Ltd.	4,992	167,531
Sumitomo Chemical Co. Ltd.	130,222	410,430
Sumitomo Corp.	109,290	3,168,919
Sumitomo Electric Industries Ltd.	60,375	1,722,026
Sumitomo Forestry Co. Ltd.(x)	44,112	525,431
Sumitomo Heavy Industries Ltd.	10,441	251,485
Sumitomo Metal Mining Co. Ltd.(x)	21,852	704,388
Sumitomo Mitsui Construction Co. Ltd.	15,803	63,689
Sumitomo Mitsui Financial Group, Inc.	340,781	9,623,028
Sumitomo Mitsui Trust Group, Inc.	57,545	1,672,827
Sumitomo Osaka Cement Co. Ltd.(x)	3,791	99,719
Sumitomo Pharma Co. Ltd.*	15,798	182,780
Sumitomo Realty & Development Co. Ltd.(x)	27,347	1,207,902
Sumitomo Riko Co. Ltd.	9,725	145,068
Sumitomo Rubber Industries Ltd.(x)	16,520	200,908
Sumitomo Warehouse Co. Ltd. (The)(x)	5,783	121,811
Sundrug Co. Ltd.	6,166	180,829
Suntory Beverage & Food Ltd.(x)	12,637	395,213
Suruga Bank Ltd.(x)	11,788	122,993
Suzuken Co. Ltd.	4,178	164,340
Suzuki Motor Corp.	135,570	1,980,586
SWCC Corp.(x)	3,116	163,717
Sysmex Corp.	45,183	557,436
Systena Corp.	23,296	83,490
T Hasegawa Co. Ltd.	3,525	69,482
T&D Holdings, Inc.	43,400	1,062,953
Tadano Ltd.	8,952	63,227
Taihei Dengyo Kaisha Ltd.	9,753	137,901
Taiheiyo Cement Corp.	12,822	333,371
Taikisha Ltd.	5,076	98,098
Taisei Corp.(x)	14,918	1,025,906
Taiyo Holdings Co. Ltd.	3,818	208,604
Taiyo Yuden Co. Ltd.	7,388	165,360
Takamatsu Construction Group Co. Ltd.	3,899	90,960
Takara Holdings, Inc.	9,479	111,882
Takara Standard Co. Ltd.	6,958	122,942
Takasago Thermal Engineering Co. Ltd.	8,982	250,052
Takashimaya Co. Ltd.(x)	22,874	262,173
Takeda Pharmaceutical Co. Ltd.(x)	151,513	4,420,858
Takeuchi Manufacturing Co. Ltd.(x)	3,225	112,963
Takuma Co. Ltd.	5,495	83,381
Tamron Co. Ltd.	12,856	89,975
Tamura Corp.(x)	15,075	50,051
TBS Holdings, Inc.	8,289	314,891
TDK Corp.	146,335	2,125,981
TechMatrix Corp.	5,615	82,126
TechnoPro Holdings, Inc.	10,275	336,282
Teijin Ltd.	14,506	123,446
Terumo Corp.	112,220	1,853,829
THK Co. Ltd.	9,493	262,673
TIS, Inc.	18,861	622,897
TKC Corp.	2,570	73,511
Toagosei Co. Ltd.	10,197	103,980
TOBISHIMA HOLDINGS, Inc.	6,530	95,995
Tobu Railway Co. Ltd.	17,551	313,434
TOC Co. Ltd.	25,846	141,215
Toda Corp.	32,000	220,712
Toei Co. Ltd.	2,174	79,089
Toenec Corp.	14,172	133,972
Toho Bank Ltd. (The)(x)	26,176	82,306
Toho Co. Ltd.(x)	10,087	647,980
Toho Gas Co. Ltd.(x)	5,799	178,732
Toho Holdings Co. Ltd.(x)	4,972	183,569
Tohoku Electric Power Co., Inc.(x)	41,248	300,117
Tokai Carbon Co. Ltd.	15,000	104,524
Tokai Corp.	8,050	119,755
TOKAI Holdings Corp.	9,977	70,231
Tokai Rika Co. Ltd.(x)	7,712	139,602
Token Corp.	853	85,885
Tokio Marine Holdings, Inc.	157,552	6,678,794
Tokuyama Corp.	6,205	154,197
Tokyo Century Corp.	12,872	164,246
Tokyo Electric Power Co. Holdings, Inc.*	143,590	674,038
Tokyo Electron Ltd.	36,121	6,438,446
Tokyo Gas Co. Ltd.	29,186	1,038,882
Tokyo Metro Co. Ltd.(x)	37,304	427,438
Tokyo Ohka Kogyo Co. Ltd.	6,882	225,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Seimitsu Co. Ltd.(x)	3,298	$224,238
Tokyo Steel Manufacturing Co. Ltd.(x)	9,358	92,261
Tokyo Tatemono Co. Ltd.	13,440	269,509
Tokyotokeiba Co. Ltd.	2,059	75,045
Tokyu Construction Co. Ltd.	14,461	109,324
Tokyu Corp.(x)	46,695	569,617
Tokyu Fudosan Holdings Corp.	50,536	418,613
Tomen Devices Corp.(x)	2,859	131,462
Tomy Co. Ltd.(x)	9,500	205,565
Topcon Corp.(x)*	8,062	178,592
TOPPAN Holdings, Inc.	21,338	547,572
Toray Industries, Inc.	117,437	750,672
Toridoll Holdings Corp.(x)	4,525	146,932
Toshiba TEC Corp.	2,627	53,824
Tosho Co. Ltd.	11,530	59,254
Tosoh Corp.	24,847	367,870
Totetsu Kogyo Co. Ltd.	1,687	49,337
TOTO Ltd.(x)	12,927	340,384
Towa Corp.(x)	5,697	82,324
Towa Pharmaceutical Co. Ltd.	3,403	67,929
Toyo Seikan Group Holdings Ltd.	12,145	277,171
Toyo Suisan Kaisha Ltd.	7,652	547,181
Toyo Tire Corp.	11,244	298,882
Toyobo Co. Ltd.	9,549	73,417
Toyoda Gosei Co. Ltd.(x)	5,066	126,132
Toyota Boshoku Corp.	5,878	97,559
Toyota Industries Corp.	14,488	1,630,188
Toyota Motor Corp.	890,809	17,164,420
Toyota Tsusho Corp.(x)	54,233	1,504,302
TPR Co. Ltd.(x)	8,204	67,514
Transcosmos, Inc.	3,331	83,115
TRE Holdings Corp.	8,081	84,971
Trend Micro, Inc.	9,870	540,603
Tri Chemical Laboratories, Inc.	2,576	50,811
Trusco Nakayama Corp.	3,910	63,137
TS Tech Co. Ltd.	8,940	112,472
Tsubakimoto Chain Co.(x)	7,779	113,041
Tsugami Corp.(x)	7,561	121,888
Tsumura & Co.	5,336	130,653
Tsuruha Holdings, Inc.(x)	19,770	316,499
TV Asahi Holdings Corp.	4,061	92,130
UBE Corp.(x)	10,241	158,166
Uchida Yoko Co. Ltd.	1,541	125,773
Ulvac, Inc.	4,000	174,433
U-Next Holdings Co. Ltd.	5,685	82,958
Unicharm Corp.	108,444	703,528
United Arrows Ltd.	2,708	38,326
United Super Markets Holdings, Inc.(x)	5,338	34,796
Ushio, Inc.	7,886	124,221
USS Co. Ltd.	35,606	408,704
UT Group Co. Ltd.	2,834	52,393
V Technology Co. Ltd.(x)	252	5,862
Valor Holdings Co. Ltd.	4,076	80,150
Visional, Inc.*	2,145	164,046
Wacoal Holdings Corp.(x)	3,211	122,373
Wacom Co. Ltd.	10,900	60,365
Weathernews, Inc.	2,816	89,782
Welcia Holdings Co. Ltd.	9,748	177,973
Wellneo Sugar Co. Ltd.	7,292	127,463
West Japan Railway Co.	43,272	948,920
WingArc1st, Inc.(x)	5,403	119,470
Xebio Holdings Co. Ltd.(x)	5,148	40,172
Yakult Honsha Co. Ltd.(x)	25,208	411,057
Yamada Holdings Co. Ltd.	65,127	213,765
Yamaguchi Financial Group, Inc.	13,541	165,045
Yamaha Corp.(x)	32,289	214,867
Yamaha Motor Co. Ltd.(x)	78,513	589,305
YA-MAN Ltd.(x)	5,286	27,916
Yamato Holdings Co. Ltd.	23,993	383,862
Yamato Kogyo Co. Ltd.(x)	4,045	248,742
Yamazaki Baking Co. Ltd.	13,933	310,156
Yamazen Corp.(x)	9,283	87,629
Yaoko Co. Ltd.(r)	2,104	137,208
Yaskawa Electric Corp.	19,929	425,438
Yellow Hat Ltd.(x)	7,832	89,503
Yokogawa Bridge Holdings Corp.	4,453	85,215
Yokogawa Electric Corp.	18,255	525,239
Yokohama Financial Group, Inc.	96,536	742,208
Yokohama Rubber Co. Ltd. (The)	9,294	344,711
Yoshinoya Holdings Co. Ltd.(x)	6,683	136,023
Yuasa Trading Co. Ltd.	3,071	105,284
Zacros Corp.	10,080	72,387
Zenkoku Hosho Co. Ltd.(x)	10,124	229,747
Zenrin Co. Ltd.(x)	13,250	96,048
Zensho Holdings Co. Ltd.	9,793	640,483
Zeon Corp.(x)	12,958	144,270
Zojirushi Corp.	6,115	67,317
ZOZO, Inc.	39,585	364,037
Zuken, Inc.	3,038	100,763

		502,952,661

Mexico (0.0%)†
Fresnillo plc	29,915	949,491

Netherlands (5.2%)
Adyen NV(m)*	5,014	8,035,327
Argenx SE*	10,367	7,512,174
ASML Holding NV	66,711	64,858,489
ING Groep NV	511,823	13,264,995
Koninklijke Ahold Delhaize NV	153,779	6,219,749
Wolters Kluwer NV	40,403	5,509,592

		105,400,326

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)	80,101	457,414
Auckland International Airport Ltd.	43,561	196,294
Chorus Ltd.	48,003	265,543
Fisher & Paykel Healthcare Corp. Ltd.	21,794	466,811
Fletcher Building Ltd.*	53,602	103,568
Infratil Ltd.	15,761	111,904
Xero Ltd.*	18,297	1,906,872

		3,508,406

Nigeria (0.0%)†
Airtel Africa plc(m)	110,724	363,347

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.3%)
Anglo American plc	172,613	6,465,300

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria SA	976,247	18,728,300
Banco Santander SA	2,521,437	26,269,641
Iberdrola SA	1,038,030	19,627,149
Industria de Diseno Textil SA	188,261	10,381,677

		75,006,767

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (18.4%)
3i Group plc	152,819	8,403,969
Admiral Group plc	40,628	1,831,553
Ashtead Group plc	68,743	4,590,265
Associated British Foods plc	47,608	1,313,214
AstraZeneca plc	243,091	36,557,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	141,667	$1,501,741
Aviva plc	492,607	4,543,474
Babcock International Group plc	81,434	1,456,624
BAE Systems plc	487,600	13,502,371
Barclays plc	2,287,657	11,679,039
Barratt Redrow plc	220,405	1,155,752
Beazley plc	97,750	1,192,378
Berkeley Group Holdings plc	14,973	772,463
British American Tobacco plc	324,844	17,243,760
BT Group plc	913,169	2,347,553
Bunzl plc	52,545	1,657,866
Burberry Group plc*	57,903	909,565
Centrica plc	790,970	1,772,250
Coca-Cola Europacific Partners plc	34,761	3,150,955
Compass Group plc	275,142	9,358,273
Convatec Group plc(m)	267,038	831,049
Croda International plc	22,459	816,746
DCC plc(x)	15,853	1,017,424
Diageo plc	360,919	8,618,276
Diploma plc	21,646	1,544,376
easyJet plc	102,613	640,340
Entain plc	96,803	1,137,603
Games Workshop Group plc	5,319	1,039,407
Halma plc	60,589	2,811,272
Hikma Pharmaceuticals plc	24,787	566,046
Hiscox Ltd.	54,622	1,005,683
Howden Joinery Group plc	88,517	1,004,157
HSBC Holdings plc	2,820,224	39,636,006
ICG plc	44,093	1,320,033
IMI plc	39,394	1,211,146
Imperial Brands plc	123,640	5,251,231
Informa plc	212,334	2,620,372
InterContinental Hotels Group plc	23,744	2,865,695
International Consolidated Airlines Group SA	555,265	2,883,302
Intertek Group plc	25,358	1,610,390
J Sainsbury plc	276,482	1,241,948
JD Sports Fashion plc	395,430	506,819
Kingfisher plc	281,490	1,168,664
Land Securities Group plc (REIT)	120,184	940,718
Legal & General Group plc	909,405	2,910,880
Lloyds Banking Group plc	9,759,154	11,001,447
London Stock Exchange Group plc	81,950	9,385,872
LondonMetric Property plc (REIT)	358,371	876,709
M&G plc	381,448	1,297,914
Marks & Spencer Group plc	330,969	1,622,463
Melrose Industries plc	204,876	1,677,474
Metlen Energy & Metals plc(x)*	17,398	967,177
National Grid plc	803,025	11,528,875
NatWest Group plc	1,310,344	9,192,061
Next plc	18,653	3,104,444
Pearson plc	105,568	1,500,002
Persimmon plc	50,791	791,699
Phoenix Group Holdings plc	120,686	1,044,469
Reckitt Benckiser Group plc	110,544	8,500,986
RELX plc	298,351	14,272,543
Rentokil Initial plc	407,215	2,058,119
Rightmove plc	125,821	1,199,069
Rolls-Royce Holdings plc	1,375,451	22,013,144
Sage Group plc (The)	154,607	2,287,241
Schroders plc	119,465	604,114
Segro plc (REIT)	218,516	1,926,104
Severn Trent plc	42,941	1,494,605
Smith & Nephew plc	142,276	2,559,266
Smiths Group plc	54,143	1,712,654
Spirax Group plc	11,870	1,087,944
SSE plc	179,519	4,204,592
St James’s Place plc	84,035	1,435,337
Standard Chartered plc	300,946	5,810,075
Tesco plc	1,036,862	6,212,389
Unilever plc	391,312	23,156,122
United Utilities Group plc	110,684	1,706,667
Vodafone Group plc	3,069,716	3,557,082
Weir Group plc (The)	42,011	1,543,596
Whitbread plc	28,291	1,225,164
WPP plc	174,777	864,542

		373,562,267

United States (6.7%)
Alcoa Corp. (CRDI)	5,746	192,312
Amcor plc (CHDI)	67,465	548,645
Block, Inc. (CRDI)*	4,931	376,010
BP plc	2,585,225	14,802,770
CSL Ltd.	53,571	7,025,780
Experian plc	148,758	7,446,406
GQG Partners, Inc. (CRDI)	85,009	94,501
GSK plc	655,944	13,889,910
Haleon plc	1,461,784	6,534,829
James Hardie Industries plc (CHDI)*	64,055	1,190,176
Life360, Inc. (CRDI)(m)*	25,739	906,416
Light & Wonder, Inc. (CRDI)*	3,428	294,063
Newmont Corp. (CRDI)	11,423	976,722
News Corp. (CHDI), Class B	4,169	143,366
Reliance Worldwide Corp. Ltd.	85,580	231,610
ResMed, Inc. (CHDI)	62,905	1,707,843
Sanofi SA	192,910	17,790,474
Schneider Electric SE	97,759	27,270,291
Shell plc	953,690	33,944,477
Sims Ltd.	17,743	156,971

		135,523,572

Total Common Stocks (98.1%) (Cost $1,151,939,690)		1,986,723,641

CLOSED END FUNDS:
United Kingdom (0.2%)
Alliance Witan plc	63,360	1,071,978
F&C Investment Trust plc	77,894	1,260,258
Polar Capital Technology Trust plc*	183,999	1,082,639
Scottish Mortgage Investment Trust plc	185,504	2,837,884

		6,252,759

United States (0.1%)
Pershing Square Holdings Ltd.	21,184	1,314,545

Total Closed End Funds (0.3%) (Cost $4,166,265)		7,567,304

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	11,379,439	11,379,439

Total Short-Term Investments (0.6%) (Cost $11,379,439)		11,379,439

Total Investments in Securities (99.0%) (Cost $1,167,485,394)		2,005,670,384
Other Assets Less Liabilities (1.0%)		20,019,555

Net Assets (100%)		$2,025,689,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $12,272,721 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $73,603,399. This was collateralized by $67,167,362 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/9/25 - 5/15/55 and by cash of $11,379,677 of which $11,379,439 was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$467,262,244	23.1%
Industrials	402,361,571	19.9
Consumer Discretionary	226,093,911	11.1
Information Technology	194,343,328	9.6
Consumer Staples	156,527,762	7.7
Health Care	153,296,388	7.6
Materials	124,816,844	6.2
Energy	89,881,764	4.4
Communication Services	82,003,607	4.0
Utilities	62,307,855	3.1
Real Estate	27,828,367	1.4
Investment Company	11,379,439	0.6
Closed End Funds	7,567,304	0.3
Cash and Other	20,019,555	1.0

		100.0%

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	118	12/2025	EUR	7,676,385	159,836
FTSE 100 Index	50	12/2025	GBP	6,326,073	58,297
SPI 200 Index	15	12/2025	AUD	2,201,724	(2,645)
TOPIX Index	8	12/2025	JPY	1,699,158	16,931

					232,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$7,567,304	$—		$7,567,304
Common Stocks
Australia	—	196,976,224	674,716		197,650,940
Austria	—	972,012	—		972,012
Belgium	—	10,365,675	—		10,365,675
Brazil	—	88,498	—		88,498
Canada	—	324,943	—		324,943
Chile	—	2,041,598	—		2,041,598
China	—	14,941,994	—		14,941,994
Finland	—	9,127,786	—		9,127,786
France	—	228,196,592	—		228,196,592
Germany	—	245,563,567	—		245,563,567
Hong Kong	—	5,845,969	—		5,845,969
Indonesia	—	130,864	—		130,864
Italy	—	66,467,087	—		66,467,087
Ivory Coast	—	1,273,979	—		1,273,979
Japan	—	502,815,453	137,208		502,952,661
Mexico	—	949,491	—		949,491
Netherlands	—	105,400,326	—		105,400,326
New Zealand	—	3,508,406	—		3,508,406
Nigeria	—	363,347	—		363,347
Russia	—	—	—	(a)	—	(a)
South Africa	—	6,465,300	—		6,465,300
Spain	—	75,006,767	—		75,006,767
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	373,562,267	—		373,562,267
United States	—	135,523,572	—		135,523,572
Futures	235,064	—	—		235,064
Short-Term Investments
Investment Companies	11,379,439	—	—		11,379,439

Total Assets	$11,614,503	$1,993,479,021	$811,924		$2,005,905,448

Liabilities:
Futures	$(2,645)	$—	$—		$(2,645)

Total Liabilities	$(2,645)	$—	$—		$(2,645)

Total	$11,611,858	$1,993,479,021	$811,924		$2,005,902,803

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$896,311,146
Aggregate gross unrealized depreciation	(95,384,123)

Net unrealized appreciation	$800,927,023

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,204,975,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	21,601	$126,496
ALS Ltd.	17,603	232,026
AMP Ltd.	92,528	101,635
Ampol Ltd.	8,904	176,223
Ansell Ltd.	5,830	122,907
ANZ Group Holdings Ltd.	101,574	2,232,094
APA Group	46,619	273,928
ARB Corp. Ltd.(x)	2,304	58,787
Arena REIT (REIT)	14,610	37,510
Aristocrat Leisure Ltd.	21,366	989,369
ASX Ltd.	7,084	274,640
Atlas Arteria Ltd.	38,473	124,997
AUB Group Ltd.	4,347	94,145
Aurizon Holdings Ltd.	70,013	147,785
Bank of Queensland Ltd.	21,396	102,644
Bapcor Ltd.	12,735	26,713
Beach Energy Ltd.	52,506	39,781
Bega Cheese Ltd.	10,108	34,713
Bellevue Gold Ltd.*	38,882	29,459
Bendigo & Adelaide Bank Ltd.	18,893	163,395
BHP Group Ltd.	173,519	4,883,189
BlueScope Steel Ltd.	15,103	226,756
Boss Energy Ltd.*	15,367	20,947
Brambles Ltd.	46,420	761,760
Breville Group Ltd.(x)	3,647	72,348
BWP Property Group Ltd. (REIT)(x)	19,061	46,919
Capricorn Metals Ltd.*	13,680	119,759
CAR Group Ltd.	12,917	314,365
Centuria Capital Group (REIT)	28,828	42,157
Challenger Ltd.	17,638	101,071
Charter Hall Group (REIT)	17,182	258,652
Charter Hall Long Wale REIT (REIT)	18,664	54,340
Charter Hall Retail REIT (REIT)	19,075	52,129
Cleanaway Waste Management Ltd.	78,800	144,433
Cochlear Ltd.	2,302	425,363
Codan Ltd.	4,339	84,755
Coles Group Ltd.	45,317	698,380
Commonwealth Bank of Australia	57,206	6,317,701
Computershare Ltd.	19,500	468,255
Corporate Travel Management Ltd.(r)	4,838	51,445
Data#3 Ltd.	5,527	33,573
Deep Yellow Ltd.*	35,770	46,391
Deterra Royalties Ltd.	11,262	29,659
Dexus (REIT)	39,692	188,577
Domino’s Pizza Enterprises Ltd.	2,970	26,492
Downer EDI Ltd.	25,221	122,996
Dyno Nobel Ltd.	63,569	130,397
Eagers Automotive Ltd.(x)	6,620	128,435
Elders Ltd.	6,302	31,067
Emerald Resources NL*	18,647	61,940
Endeavour Group Ltd.	53,755	129,118
Evolution Mining Ltd.	69,019	494,605
EVT Ltd.	3,842	33,227
Flight Centre Travel Group Ltd.(x)	7,568	57,940
Fortescue Ltd.	57,889	715,540
Genesis Minerals Ltd.*	36,242	141,250
Glencore plc	2,284,666	10,496,163
Gold Road Resources Ltd.(r)	41,019	93,523
Goodman Group (REIT)	70,284	1,524,497
GPT Group (The) (REIT)	65,724	233,539
GrainCorp Ltd., Class A	8,036	47,857
Greatland Resources Ltd.*	20,702	102,054
Guzman y Gomez Ltd.(x)	1,679	28,864
Harvey Norman Holdings Ltd.	19,394	94,708
Helia Group Ltd.	10,987	42,021
HMC Capital Ltd. (REIT)	11,066	23,285
HomeCo Daily Needs REIT (REIT)(m)	75,836	67,995
HUB24 Ltd.	2,880	192,018
IDP Education Ltd.(x)	10,762	46,786
IGO Ltd.*	20,056	68,744
Iluka Resources Ltd.	18,566	77,765
Ingenia Communities Group (REIT)	12,768	45,960
Inghams Group Ltd.	11,667	19,532
Insignia Financial Ltd.*	24,263	71,926
Insurance Australia Group Ltd.	86,101	467,179
IPH Ltd.	8,971	21,192
IRESS Ltd.	7,655	44,676
JB Hi-Fi Ltd.	4,187	321,382
Judo Capital Holdings Ltd.*	33,650	39,077
Lendlease Corp. Ltd.	26,590	96,770
Liontown Resources Ltd.(x)*	87,574	57,079
Lottery Corp. Ltd. (The)	82,886	322,493
Lovisa Holdings Ltd.	2,652	65,613
Lynas Rare Earths Ltd.*	30,942	344,173
Macquarie Group Ltd.	12,067	1,751,292
Magellan Financial Group Ltd.	4,295	27,312
Medibank Pvt Ltd.	94,143	300,259
Megaport Ltd.*	5,405	56,401
Mesoblast Ltd.*	34,632	54,311
Metcash Ltd.	45,279	113,852
Mineral Resources Ltd.*	6,913	188,188
Mirvac Group (REIT)	139,062	208,879
Monadelphous Group Ltd.	3,274	48,744
National Australia Bank Ltd.	104,690	3,058,419
National Storage REIT (REIT)	49,559	77,064
Netwealth Group Ltd.	4,855	94,417
Neuren Pharmaceuticals Ltd.*	4,985	65,114
New Hope Corp. Ltd.	19,950	51,748
NEXTDC Ltd.*	21,755	243,568
nib holdings Ltd.	17,468	85,765
Nine Entertainment Co. Holdings Ltd.	38,897	31,143
Northern Star Resources Ltd.	48,852	767,081
NRW Holdings Ltd.	18,286	56,022
Orica Ltd.	16,660	233,046
Origin Energy Ltd.	60,654	501,684
Orora Ltd.	40,922	56,322
Paladin Energy Ltd.*	10,687	58,836
Perpetual Ltd.	4,518	55,994
Perseus Mining Ltd.	43,423	140,792
PEXA Group Ltd.*	3,591	37,234
Pilbara Minerals Ltd.*	102,331	170,635
Pinnacle Investment Management Group Ltd.	6,284	74,638
Premier Investments Ltd.	3,961	50,454
Pro Medicus Ltd.	1,857	378,820
Qantas Airways Ltd.	53,277	384,967
QBE Insurance Group Ltd.	50,406	686,752
Qube Holdings Ltd.	68,053	185,076
Ramelius Resources Ltd.	41,600	106,804
Ramsay Health Care Ltd.	6,745	141,616
REA Group Ltd.	1,814	277,347
Reece Ltd.	8,185	61,147
Region Group (REIT)	46,044	72,817
Regis Resources Ltd.	33,584	133,557
Rio Tinto Ltd.	13,070	1,055,367
Rio Tinto plc	50,984	3,351,280
Sandfire Resources Ltd.*	16,614	156,877
Santos Ltd.	111,023	494,412
Scentre Group (REIT)	178,054	480,699
SEEK Ltd.	12,793	241,341
SGH Ltd.	6,817	225,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sigma Healthcare Ltd.	44,019	$86,508
SiteMinder Ltd.*	9,363	44,670
Sonic Healthcare Ltd.	18,670	264,868
South32 Ltd.	154,119	279,427
Steadfast Group Ltd.	42,645	167,334
Stockland (REIT)	84,492	342,159
Suncorp Group Ltd.	38,129	511,159
Super Retail Group Ltd.	5,904	63,523
Tabcorp Holdings Ltd.	82,114	55,693
Technology One Ltd.	11,605	295,335
Telix Pharmaceuticals Ltd.(x)*	10,024	96,641
Telstra Group Ltd.	390,804	1,246,428
TPG Telecom Ltd.	14,133	46,946
Transurban Group	105,819	966,282
Treasury Wine Estates Ltd.	32,710	153,025
Vault Minerals Ltd.*	244,918	106,961
Ventia Services Group Pty. Ltd.	28,163	95,227
Vicinity Ltd. (REIT)	144,176	240,411
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	41,074	49,329
Washington H Soul Pattinson & Co. Ltd.(x)	11,115	283,086
Waypoint REIT Ltd. (REIT)	18,376	32,830
WEB Travel Group Ltd.*	17,419	45,528
Wesfarmers Ltd.	38,800	2,362,518
West African Resources Ltd.(r)*	32,110	64,591
Westgold Resources Ltd.	33,944	100,624
Westpac Banking Corp.	116,988	3,016,705
Whitehaven Coal Ltd.	32,179	140,320
WiseTech Global Ltd.	6,712	400,830
Woodside Energy Group Ltd.	64,907	989,115
Woolworths Group Ltd.	41,324	730,087
Worley Ltd.	17,400	161,766
Yancoal Australia Ltd.(x)	14,565	51,080
Zip Co. Ltd.*	45,054	131,770

		68,678,143

Austria (0.0%)†
Mondi plc	22,165	305,251

Belgium (0.3%)
Anheuser-Busch InBev SA/NV	53,700	3,202,761

Brazil (0.0%)†
Karoon Energy Ltd.	36,590	39,949

Canada (0.0%)†
Champion Iron Ltd.(x)	15,522	47,965

Chile (0.1%)
Antofagasta plc	16,781	620,867

China (1.6%)
Alibaba Group Holding Ltd.	296,100	6,734,777
Prosus NV	136,248	9,588,120

		16,322,897

Denmark (0.7%)
DSV A/S	33,600	6,682,426

Finland (0.3%)
Nordea Bank Abp	171,891	2,820,276

France (13.5%)
Accor SA	117,197	5,545,084
Air Liquide SA	30,276	6,286,584
Airbus SE	58,997	13,672,995
AXA SA	95,630	4,562,832
BNP Paribas SA	155,706	14,136,437
Capgemini SE	43,600	6,324,349
Cie de Saint-Gobain SA	26,120	2,810,863
Danone SA	87,469	7,615,711
Dassault Systemes SE	181,500	6,075,198
Edenred SE	180,856	4,289,146
EssilorLuxottica SA	16,379	5,307,415
Hermes International SCA	1,838	4,494,914
Kering SA	22,250	7,380,944
L’Oreal SA	12,555	5,431,763
LVMH Moet Hennessy Louis Vuitton SE	22,280	13,615,153
Pernod Ricard SA	71,100	6,973,498
Publicis Groupe SA	50,305	4,824,069
Safran SA	19,605	6,907,477
TotalEnergies SE	119,394	7,251,228
Vinci SA	30,506	4,224,446
Worldline SA(m)(x)*	112,451	363,063

		138,093,169

Germany (13.8%)
adidas AG	49,939	10,518,380
Allianz SE (Registered)	28,976	12,158,488
Aumovio SE*	38,160	1,573,437
BASF SE	46,713	2,324,812
Bayer AG (Registered)	265,218	8,790,235
Bayerische Motoren Werke AG	82,231	8,248,660
Brenntag SE	112,100	6,699,000
Continental AG	76,320	5,028,548
Daimler Truck Holding AG	129,600	5,328,534
Deutsche Bank AG (Registered)	101,968	3,585,480
Deutsche Boerse AG	9,855	2,639,177
Deutsche Post AG	48,348	2,153,587
Deutsche Telekom AG (Registered)	184,176	6,272,886
Fresenius Medical Care AG	89,100	4,671,787
Fresenius SE & Co. KGaA	101,400	5,642,907
Infineon Technologies AG	68,349	2,664,139
Mercedes-Benz Group AG	86,976	5,460,045
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	6,838	4,362,499
Rheinmetall AG	2,466	5,745,539
SAP SE	53,315	14,265,281
Siemens AG (Registered)	39,358	10,590,933
Siemens Energy AG*	37,234	4,346,103
Siemens Healthineers AG(m)	51,900	2,804,146
thyssenkrupp AG	288,100	3,948,996
Volkswagen AG (Preference)(q)	10,792	1,165,165

		140,988,764

Hong Kong (0.7%)
Prudential plc	486,332	6,808,847

India (0.4%)
Axis Bank Ltd.	328,000	4,180,313

Indonesia (0.5%)
Bank Mandiri Persero Tbk. PT	19,357,800	5,110,970
Nickel Industries Ltd.	38,546	18,109

		5,129,079

Italy (2.6%)
Coca-Cola HBC AG	10,670	502,827
Enel SpA	406,580	3,850,267
Eni SpA(x)	112,162	1,957,611
Ferrari NV	6,377	3,081,615
Intesa Sanpaolo SpA	1,253,294	8,260,607
Ryanair Holdings plc (ADR)	44,700	2,691,834
UniCredit SpA	81,526	6,170,785

		26,515,546

Ivory Coast (0.0%)†
Endeavour Mining plc	8,773	365,763

Japan (16.8%)
77 Bank Ltd. (The)(x)	1,400	58,514
A&D HOLON Holdings Co. Ltd.	1,200	16,480
ABC-Mart, Inc.	2,400	47,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Achilles Corp.	1,000	$8,283
Acom Co. Ltd.(x)	13,300	43,295
ADEKA Corp.	1,500	33,482
Advan Group Co. Ltd.	1,400	8,331
Advance Create Co. Ltd.*	200	411
Advantest Corp.(x)	15,800	1,565,203
Adways, Inc.	1,700	3,690
Aeon Co. Ltd.(x)	63,659	772,681
Aeon Fantasy Co. Ltd.*	400	9,845
AEON Financial Service Co. Ltd.	1,500	15,301
Aeon Hokkaido Corp.	900	5,477
AGC, Inc.	5,100	166,396
Ai Holdings Corp.	600	11,368
Aica Kogyo Co. Ltd.	700	17,627
Aichi Corp.	2,100	19,412
Aichi Financial Group, Inc.	32	676
Aichi Steel Corp.(x)	2,400	43,720
Aichi Tokei Denki Co. Ltd.	300	5,676
Aida Engineering Ltd.	3,300	20,887
Aiful Corp.	6,900	23,282
Ain Holdings, Inc.	200	9,440
Aiphone Co. Ltd.	800	15,509
Air Water, Inc.	4,100	70,558
Airport Facilities Co. Ltd.	1,200	8,561
Airtech Japan Ltd.	300	2,564
Aisan Industry Co. Ltd.	1,500	19,038
Aisin Corp.	10,244	177,331
Aizawa Securities Group Co. Ltd.	2,200	19,964
Ajinomoto Co., Inc.	23,200	666,107
Akebono Brake Industry Co. Ltd.*	5,700	4,433
Akita Bank Ltd. (The)	800	19,393
Alconix Corp.	800	11,436
Alfresa Holdings Corp.	3,900	55,816
Alleanza Holdings Co. Ltd.	111	799
Alpen Co. Ltd.	700	11,147
Alpha Systems, Inc.	360	9,202
Alps Alpine Co. Ltd.	3,332	42,279
ALSOK Co. Ltd.	9,900	74,709
Altech Corp.	1,100	20,782
Amada Co. Ltd.	5,500	67,706
Amano Corp.	600	17,036
Amuse, Inc.	600	8,309
Amvis Holdings, Inc.	2,100	8,549
ANA Holdings, Inc.	14,500	280,519
and ST HD Co. Ltd.	760	15,407
Anest Iwata Corp.	2,000	21,206
Anicom Holdings, Inc.(x)	1,000	5,579
Anritsu Corp.	2,900	36,974
Anycolor, Inc.	500	19,035
AOKI Holdings, Inc.	2,200	26,435
Aoyama Trading Co. Ltd.(x)	1,600	26,366
Aozora Bank Ltd.(x)	4,300	67,312
Appier Group, Inc.	3,800	39,828
Arakawa Chemical Industries Ltd.	1,000	7,411
Arclands Corp.	1,400	18,451
Arcs Co. Ltd.	1,500	32,052
ARE Holdings, Inc.	2,400	34,876
Argo Graphics, Inc.(x)	3,200	26,788
Ariake Japan Co. Ltd.	800	32,187
Arisawa Manufacturing Co. Ltd.	2,000	21,882
Artience Co. Ltd.	200	4,233
As One Corp.	1,300	21,581
Asahi Co. Ltd.	500	4,744
Asahi Diamond Industrial Co. Ltd.	4,000	23,505
Asahi Group Holdings Ltd.	397,100	4,767,563
Asahi Intecc Co. Ltd.	7,000	113,673
Asahi Kasei Corp.	33,900	266,941
Asahi Kogyosha Co. Ltd.	800	16,905
Asahi Net, Inc.	1,000	4,794
ASAHI YUKIZAI Corp.	800	24,884
Asanuma Corp.	4,000	23,153
Asics Corp.	20,000	523,650
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	15,471
ASKUL Corp.	1,800	19,085
Astellas Pharma, Inc.(x)	44,100	477,277
Astena Holdings Co. Ltd.	1,000	3,564
Autobacs Seven Co. Ltd.	100	1,092
Avex, Inc.	2,300	19,721
Awa Bank Ltd. (The)	100	2,512
Axell Corp.	400	3,432
Axial Retailing, Inc.	2,800	22,209
Azbil Corp.	14,800	140,459
AZ-COM MARUWA Holdings, Inc.	2,000	14,457
Bandai Namco Holdings, Inc.	13,800	459,580
Bando Chemical Industries Ltd.	2,000	26,561
Bank of Iwate Ltd. (The)	800	21,043
Bank of Nagoya Ltd. (The)	297	7,140
Bank of Saga Ltd. (The)	700	14,461
Bank of the Ryukyus Ltd.	2,500	24,952
BayCurrent, Inc.	4,100	241,201
Belc Co. Ltd.	600	31,362
Belluna Co. Ltd.	3,000	20,753
Bic Camera, Inc.(x)	3,300	36,507
BIPROGY, Inc.	2,100	85,741
BML, Inc.	1,400	34,980
Bookoff Group Holdings Ltd.	700	7,129
Bridgestone Corp.	15,100	699,224
Brother Industries Ltd.	6,500	108,938
Buffalo, Inc.	600	14,525
Bunka Shutter Co. Ltd.(x)	100	1,543
CAC Holdings Corp.	700	10,319
Calbee, Inc.	2,900	56,006
Canon Electronics, Inc.	1,100	20,306
Canon Marketing Japan, Inc.	1,200	48,597
Canon, Inc.(x)	23,200	680,383
Capcom Co. Ltd.	10,000	272,036
Carlit Co. Ltd.	1,000	8,872
Casio Computer Co. Ltd.	1,600	13,156
Cawachi Ltd.	800	16,007
Central Glass Co. Ltd.	1,100	24,360
Central Japan Railway Co.	19,300	553,740
Central Security Patrols Co. Ltd.	500	8,666
Central Sports Co. Ltd.	400	6,548
Change Holdings, Inc.(x)	1,000	7,715
Chiba Bank Ltd. (The)(x)	15,800	166,082
Chiba Kogyo Bank Ltd. (The)	2,300	25,164
Chino Corp.	800	7,032
Chiyoda Co. Ltd.	1,600	13,005
Chiyoda Integre Co. Ltd.	400	8,899
Chofu Seisakusho Co. Ltd.	1,200	15,685
Chubu Electric Power Co., Inc.	18,600	258,905
Chubu Shiryo Co. Ltd.	1,200	14,054
Chudenko Corp.(x)	700	18,650
Chugai Pharmaceutical Co. Ltd.	15,500	675,822
Chugai Ro Co. Ltd.	400	11,793
Chugin Financial Group, Inc.(x)	4,200	61,970
Chugoku Electric Power Co., Inc. (The)(x)	9,800	55,884
Chugoku Marine Paints Ltd.	600	14,545
Chuo Spring Co. Ltd.	400	8,831
Citizen Watch Co. Ltd.	2,700	18,312
CKD Corp.	1,100	20,492
Cleanup Corp.	1,200	6,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CMK Corp.	2,400	$5,680
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	44,064
COLOPL, Inc.*	1,700	5,518
Colowide Co. Ltd.(x)	2,300	28,461
Computer Engineering & Consulting Ltd.	1,600	25,836
Computer Institute of Japan Ltd.	4,320	14,314
COMSYS Holdings Corp.	2,414	60,250
Core Corp.	400	5,783
Corona Corp., Class A	500	3,273
Cosel Co. Ltd.	1,800	14,606
Cosmo Energy Holdings Co. Ltd.	3,000	72,644
Cosmos Pharmaceutical Corp.	1,200	70,109
Create Restaurants Holdings, Inc.(x)	7,800	40,824
Create SD Holdings Co. Ltd.	100	2,245
Credit Saison Co. Ltd.(x)	3,500	93,485
Cresco Ltd.	1,200	13,405
CTI Engineering Co. Ltd.	1,400	28,258
CyberAgent, Inc.	10,800	129,701
Cybozu, Inc.(x)	500	11,529
Dai Nippon Printing Co. Ltd.	9,700	164,995
Dai Nippon Toryo Co. Ltd.	1,400	12,184
Daicel Corp.(x)	5,000	45,627
Dai-Dan Co. Ltd.	1,000	41,857
Daido Metal Co. Ltd.	1,000	6,688
Daido Steel Co. Ltd.	2,700	23,342
Daifuku Co. Ltd.	9,100	291,857
Daihen Corp.	600	33,391
Daiichi Jitsugyo Co. Ltd.	1,200	22,096
Dai-ichi Life Holdings, Inc.	89,300	704,086
Daiichi Sankyo Co. Ltd.	46,200	1,035,622
Daiichikosho Co. Ltd.	1,800	20,357
Daiki Aluminium Industry Co. Ltd.	2,000	15,242
Daikin Industries Ltd.	6,500	750,718
Daikoku Denki Co. Ltd.(x)	500	8,899
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	21,097
Daio Paper Corp.(x)	2,800	16,870
Daiseki Co. Ltd.	1,279	29,578
Daishi Hokuetsu Financial Group, Inc.(x)	6,300	61,132
Daisyo Corp.	600	4,775
Daito Trust Construction Co. Ltd.(x)	8,000	175,542
Daitron Co. Ltd.	500	14,843
Daiwa House Industry Co. Ltd.	14,800	532,414
Daiwa Industries Ltd.	1,000	11,232
Daiwa Securities Group, Inc.(x)	35,300	287,036
Daiwabo Holdings Co. Ltd.	3,050	60,893
DCM Holdings Co. Ltd.	2,500	27,099
Dear Life Co. Ltd.	1,000	8,020
DeNA Co. Ltd.	2,400	37,643
Denka Co. Ltd.	2,600	40,147
Denso Corp.	48,600	701,797
Dentsu Group, Inc.	5,300	116,046
Dentsu Soken, Inc.	500	21,943
Denyo Co. Ltd.	1,100	22,062
Dexerials Corp.	4,500	69,272
DIC Corp.	1,299	32,061
Digital Arts, Inc.(x)	400	20,773
Digital Garage, Inc.(x)	500	12,222
dip Corp.(x)	1,200	18,866
Disco Corp.	2,400	754,803
DKK Co. Ltd.	600	8,102
DKS Co. Ltd.	400	15,985
DMG Mori Co. Ltd.	3,900	78,456
Doshisha Co. Ltd.	1,000	19,103
Doutor Nichires Holdings Co. Ltd.	500	8,912
Dowa Holdings Co. Ltd.	900	32,851
DTS Corp.	4,000	35,433
Duskin Co. Ltd.	1,400	36,457
DyDo Group Holdings, Inc.(x)	1,000	17,013
Eagle Industry Co. Ltd.	1,000	17,737
Earth Corp.	100	3,489
East Japan Railway Co.(x)	28,500	697,637
Ebara Corp.	10,000	228,759
Ebara Jitsugyo Co. Ltd.	600	18,643
Eco’s Co. Ltd.	400	7,655
EDION Corp.(x)	2,700	39,527
eGuarantee, Inc.(x)	1,600	17,700
Ehime Bank Ltd. (The)	1,400	11,654
Eiken Chemical Co. Ltd.(x)	100	1,619
Eisai Co. Ltd.(x)	6,800	228,759
Eizo Corp.	200	2,962
Elecom Co. Ltd.	1,400	17,476
Electric Power Development Co. Ltd.	3,700	69,416
en, Inc.	1,100	12,132
ENEOS Holdings, Inc.	76,150	483,980
Enplas Corp.	200	7,560
eRex Co. Ltd.	1,900	9,456
Eslead Corp.	500	18,393
ESPEC Corp.	1,200	27,914
Exedy Corp.	500	17,581
EXEO Group, Inc.	6,116	88,586
Ezaki Glico Co. Ltd.	900	30,812
FALCO HOLDINGS Co. Ltd.	600	10,313
FANUC Corp.	23,600	680,145
Fast Retailing Co. Ltd.	3,400	1,035,507
FCC Co. Ltd.	300	6,522
Feed One Co. Ltd.	1,504	11,523
FIDEA Holdings Co. Ltd.	700	7,734
Financial Partners Group Co. Ltd.(x)	1,800	28,956
FINDEX, Inc.	1,700	10,127
Food & Life Cos. Ltd.	3,200	167,417
Foster Electric Co. Ltd.	1,100	17,391
FP Corp.	800	13,616
France Bed Holdings Co. Ltd.(x)	1,600	13,935
Fudo Tetra Corp.	980	17,746
Fuji Co. Ltd.	1,300	17,757
Fuji Corp.	1,700	31,038
Fuji Corp. Ltd.	1,200	6,581
Fuji Electric Co. Ltd.(x)	3,100	208,448
Fuji Kyuko Co. Ltd.	1,500	26,098
Fuji Media Holdings, Inc.	5,200	123,174
Fuji Oil Co. Ltd.	3,300	10,711
Fuji Oil Co. Ltd./Osaka	1,600	38,830
Fuji Seal International, Inc.	800	15,412
Fujibo Holdings, Inc.	500	21,943
Fujicco Co. Ltd.	1,000	11,124
FUJIFILM Holdings Corp.	30,010	746,978
Fujikura Composites, Inc.	800	10,354
Fujikura Kasei Co. Ltd.	1,600	6,589
Fujikura Ltd.	5,500	537,597
Fujimi, Inc.	1,800	26,364
Fujita Kanko, Inc.	300	21,280
Fujitec Co. Ltd.	1,400	53,459
Fujitsu Ltd.	205,400	4,838,987
Fujiya Co. Ltd.	700	12,307
FuKoKu Co. Ltd.	500	6,268
Fukuda Corp.	200	9,534
Fukui Bank Ltd. (The)	1,000	14,302
Fukui Computer Holdings, Inc.	400	9,034
Fukuoka Financial Group, Inc.	4,784	143,567
Fukuyama Transporting Co. Ltd.	400	9,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FULLCAST Holdings Co. Ltd.	1,000	$12,009
Funai Soken Holdings, Inc.	540	9,435
Furukawa Co. Ltd.	100	1,942
Furukawa Electric Co. Ltd.(x)	1,800	110,908
Fuso Pharmaceutical Industries Ltd.	400	5,783
Futaba Corp.	2,100	9,429
Futaba Industrial Co. Ltd.	3,500	22,768
Future Corp.	2,000	31,389
Fuyo General Lease Co. Ltd.	1,800	53,859
G-7 Holdings, Inc.	1,200	10,248
Gakken Holdings Co. Ltd.	2,000	14,268
Gakujo Co. Ltd.	400	4,671
Galilei Co. Ltd.	1,200	30,754
Gecoss Corp.	800	7,514
Genki Global Dining Concepts Corp.(x)	600	13,632
Geo Holdings Corp.	300	3,345
giftee, Inc.	1,900	15,469
GLOBERIDE, Inc.	1,000	16,472
Glory Ltd.(x)	200	4,954
GMO internet group, Inc.	1,600	39,166
GMO Payment Gateway, Inc.(x)	900	50,494
Godo Steel Ltd.	700	18,839
Goldcrest Co. Ltd.	1,100	24,955
Goldwin, Inc.	3,900	66,431
GREE Holdings, Inc.	5,100	15,139
GS Yuasa Corp.(x)	1,300	30,767
GSI Creos Corp.	600	9,721
Gun-Ei Chemical Industry Co. Ltd.	300	6,816
GungHo Online Entertainment, Inc.	1,100	20,128
Gunma Bank Ltd. (The)(x)	9,700	108,324
Gunze Ltd.	500	12,780
Gurunavi, Inc.*	2,000	2,989
H.U. Group Holdings, Inc.(x)	1,400	32,329
H2O Retailing Corp.	2,660	39,050
Hachijuni Bank Ltd. (The)(x)	11,616	121,434
Hakudo Co. Ltd.	400	6,053
Hakuhodo DY Holdings, Inc.	7,400	59,471
Hakuto Co. Ltd.(x)	700	18,318
Hamakyorex Co. Ltd.(x)	2,400	25,463
Hamamatsu Photonics KK	8,000	86,824
Hankyu Hanshin Holdings, Inc.	7,100	209,517
Hanwa Co. Ltd.(x)	400	17,040
Happinet Corp.	600	27,995
Hard Off Corp. Co. Ltd.	500	6,204
Harima Chemicals Group, Inc.	1,100	6,613
Haseko Corp.(x)	3,000	51,253
Hazama Ando Corp.	4,020	45,505
Heiwa Corp.(x)	1,820	25,894
Heiwa Real Estate Co. Ltd.(x)	1,400	22,361
Heiwado Co. Ltd.	500	9,832
Hibiya Engineering Ltd.	400	11,955
Hiday Hidaka Corp.(x)	1,640	39,757
Hikari Tsushin, Inc.	500	139,568
Hino Motors Ltd.*	4,200	10,988
Hirakawa Hewtech Corp.	420	5,885
Hirogin Holdings, Inc.(x)	5,900	57,689
Hirose Electric Co. Ltd.	723	90,103
HIS Co. Ltd.	3,100	29,452
Hisaka Works Ltd.	1,000	9,122
Hisamitsu Pharmaceutical Co., Inc.	600	16,708
Hitachi Construction Machinery Co. Ltd.(x)	1,700	54,419
Hitachi Ltd.	128,840	3,423,885
Hodogaya Chemical Co. Ltd.	400	4,850
Hokkaido Electric Power Co., Inc.(x)	7,100	52,043
Hokkaido Gas Co. Ltd.	2,000	9,277
Hokkan Holdings Ltd.	600	9,064
Hokko Chemical Industry Co. Ltd.	1,000	11,455
Hokkoku Financial Holdings, Inc.	5,000	23,261
Hokuetsu Corp.	2,300	15,490
Hokuhoku Financial Group, Inc.	2,900	75,949
Hokuriku Electric Power Co.	3,300	18,865
Hokuto Corp.	1,400	18,072
Honda Motor Co. Ltd.(x)	118,900	1,230,929
Honeys Holdings Co. Ltd.(x)	1,080	11,283
Hoosiers Holdings Co. Ltd.	2,000	17,527
Horiba Ltd.	900	76,316
Hoshizaki Corp.	3,100	116,466
Hosiden Corp.(x)	600	9,547
Hosokawa Micron Corp.(x)	800	31,484
House Foods Group, Inc.	1,400	27,458
Hoya Corp.	9,700	1,342,986
Hulic Co. Ltd.	11,500	125,976
Hyakugo Bank Ltd. (The)(x)	4,000	24,749
Hyakujushi Bank Ltd. (The)	500	17,412
Ibiden Co. Ltd.(x)	2,900	176,175
Ichibanya Co. Ltd.(x)	4,000	25,371
Ichigo, Inc.	10,100	28,821
Ichikoh Industries Ltd.	2,000	5,991
Ichinen Holdings Co. Ltd.	1,300	17,696
Ichiyoshi Securities Co. Ltd.	2,700	15,428
Icom, Inc.	600	12,232
Idec Corp.(x)	1,400	22,929
Idemitsu Kosan Co. Ltd.(x)	22,210	152,587
IDOM, Inc.	3,300	23,475
IHI Corp.	28,000	522,568
Iida Group Holdings Co. Ltd.(x)	4,076	65,088
Iino Kaiun Kaisha Ltd.(x)	400	3,202
Inaba Denki Sangyo Co. Ltd.	1,500	42,682
Inaba Seisakusho Co. Ltd.	600	6,942
Inabata & Co. Ltd.(x)	1,600	37,759
Ines Corp.	1,600	21,812
I-Net Corp.	550	6,434
Infomart Corp.	6,800	15,358
INFRONEER Holdings, Inc.(x)	6,012	62,565
Inpex Corp.	22,000	397,647
Intage Holdings, Inc.	300	3,489
Internet Initiative Japan, Inc.	2,900	51,348
Inui Global Logistics Co. Ltd.	490	5,434
Iseki & Co. Ltd.	1,300	19,761
Isetan Mitsukoshi Holdings Ltd.(x)	8,400	155,237
Ishihara Sangyo Kaisha Ltd.	200	3,135
Isuzu Motors Ltd.	14,400	182,039
Itfor, Inc.	1,300	13,230
Ito En Ltd.	800	18,831
ITOCHU Corp.	35,700	2,034,068
Itochu Enex Co. Ltd.	400	5,350
Itochu-Shokuhin Co. Ltd.	300	20,773
Itoham Yonekyu Holdings, Inc.(x)	14	539
Itoki Corp.	800	13,270
IwaiCosmo Holdings, Inc.	1,100	20,232
Iwatani Corp.(x)	5,600	61,231
Iyogin Holdings, Inc.(x)	5,600	85,031
Izumi Co. Ltd.	400	8,831
J Front Retailing Co. Ltd.(x)	6,600	110,234
Jaccs Co. Ltd.	700	20,117
JAFCO Group Co. Ltd.(x)	2,200	38,552
JANOME Corp.	1,200	9,429
Japan Airlines Co. Ltd.	11,600	233,985
Japan Airport Terminal Co. Ltd.(x)	2,100	67,068
Japan Aviation Electronics Industry Ltd.(x)	1,700	28,911
Japan Cash Machine Co. Ltd.(x)	1,100	7,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Communications, Inc.*	1,100	$1,086
Japan Display, Inc.(x)*	17,300	2,457
Japan Electronic Materials Corp.(x)	500	11,580
Japan Elevator Service Holdings Co. Ltd.	4,400	55,846
Japan Exchange Group, Inc.	31,300	349,753
Japan Lifeline Co. Ltd.	1,800	18,343
Japan Material Co. Ltd.	1,900	23,486
Japan Medical Dynamic Marketing, Inc.	1,000	3,415
Japan Petroleum Exploration Co. Ltd.(x)	2,900	25,395
Japan Post Bank Co. Ltd.	39,800	488,333
Japan Post Holdings Co. Ltd.	51,200	508,936
Japan Post Insurance Co. Ltd.	5,500	155,942
Japan Property Management Center Co. Ltd.	200	1,782
Japan Securities Finance Co. Ltd.	2,346	29,554
Japan Steel Works Ltd. (The)(x)	1,700	103,459
Japan Tobacco, Inc.	30,000	986,307
Japan Transcity Corp.	2,000	15,580
Japan Wool Textile Co. Ltd. (The)	400	4,503
JBCC Holdings, Inc.	700	6,191
JCR Pharmaceuticals Co. Ltd.	3,500	15,289
JCU Corp.	800	24,695
Jeol Ltd.	1,200	41,229
JFE Holdings, Inc.(x)	14,244	174,962
JGC Holdings Corp.	6,600	67,390
JINS Holdings, Inc.	500	30,970
JK Holdings Co. Ltd.	1,100	9,997
JMDC, Inc.	800	24,235
JMS Co. Ltd.	500	1,488
J-Oil Mills, Inc.	1,000	13,889
Joshin Denki Co. Ltd.	1,000	17,399
JSP Corp.	800	10,500
JTEKT Corp.	3,400	33,808
Juki Corp.*	1,400	4,080
Juroku Financial Group, Inc.	400	14,931
Justsystems Corp.	900	29,181
JVCKenwood Corp.	5,800	45,259
K&O Energy Group, Inc.	500	10,954
Kadokawa Corp.	3,468	84,587
Kaga Electronics Co. Ltd.	800	19,177
Kagome Co. Ltd.	2,100	40,882
Kajima Corp.	10,800	315,196
Kakaku.com, Inc.	3,500	60,091
Kaken Pharmaceutical Co. Ltd.(x)	500	12,351
Kamei Corp.	1,000	19,556
Kamigumi Co. Ltd.	1,900	57,712
Kanaden Corp.	1,000	14,058
Kanadevia Corp.	5,300	36,663
Kanagawa Chuo Kotsu Co. Ltd.	200	5,024
Kanamoto Co. Ltd.	1,000	24,343
Kandenko Co. Ltd.	2,900	79,537
Kaneka Corp.(x)	400	11,382
Kanematsu Corp.	2,500	52,676
Kansai Electric Power Co., Inc. (The)	25,400	363,863
Kansai Paint Co. Ltd.(x)	3,800	61,965
Kanto Denka Kogyo Co. Ltd.(x)	2,000	12,970
Kao Corp.	11,900	519,099
Kappa Create Co. Ltd.(x)	1,800	19,195
Kasumigaseki Capital Co. Ltd.	200	12,983
Katakura Industries Co. Ltd.	1,400	26,677
Katitas Co. Ltd.(x)	1,700	32,222
Kato Sangyo Co. Ltd.	100	3,942
KAWADA TECHNOLOGIES, Inc.	600	16,127
Kawai Musical Instruments Manufacturing Co. Ltd.	400	6,978
Kawasaki Heavy Industries Ltd.(x)	3,900	257,653
Kawasaki Kisen Kaisha Ltd.(x)	11,491	163,641
KDDI Corp.	70,700	1,128,494
KeePer Technical Laboratory Co. Ltd.(x)	400	10,116
Keihan Holdings Co. Ltd.(x)	3,200	72,705
Keihanshin Building Co. Ltd.	1,400	15,516
Keikyu Corp.(x)	5,600	56,839
Keio Corp.	2,500	64,662
Keisei Electric Railway Co. Ltd.(x)	8,792	81,538
Keiyo Bank Ltd. (The)	2,500	21,469
Kewpie Corp.	2,400	65,548
Key Coffee, Inc.(x)	1,200	16,083
Keyence Corp.	5,060	1,888,027
KH Neochem Co. Ltd.	1,500	28,279
Kikkoman Corp.(x)	15,100	128,143
Kimura Chemical Plants Co. Ltd.	1,100	7,498
Kinden Corp.	3,500	119,779
King Jim Co. Ltd.	1,000	5,700
Kintetsu Department Store Co. Ltd.	100	1,371
Kintetsu Group Holdings Co. Ltd.(x)	5,200	108,406
Kioxia Holdings Corp.*	2,600	85,708
Kirin Holdings Co. Ltd.	21,300	312,187
Kisoji Co. Ltd.(x)	1,400	23,165
Kissei Pharmaceutical Co. Ltd.	1,200	34,892
Kitagawa Corp.	500	5,562
Kita-Nippon Bank Ltd. (The)	300	7,841
Kitz Corp.	800	9,142
Kiyo Bank Ltd. (The)(x)	1,900	37,721
KNT-CT Holdings Co. Ltd.*	400	4,412
Koa Corp.(x)	1,500	11,827
Koatsu Gas Kogyo Co. Ltd.	1,000	7,019
Kobayashi Pharmaceutical Co. Ltd.	1,700	61,707
Kobe Bussan Co. Ltd.	4,600	126,412
Kobe Steel Ltd.(x)	10,400	122,963
Koei Tecmo Holdings Co. Ltd.	3,524	45,871
Kohnan Shoji Co. Ltd.	1,100	31,352
Kohsoku Corp.	700	13,859
Koito Manufacturing Co. Ltd.(x)	4,000	60,642
Kojima Co. Ltd.	1,500	11,472
Kokusai Electric Corp.	3,100	88,020
Kokuyo Co. Ltd.	6,000	35,744
Komatsu Ltd.	134,990	4,710,068
Komatsu Matere Co. Ltd.	2,000	11,441
Komatsu Wall Industry Co. Ltd.	800	13,897
KOMEDA Holdings Co. Ltd.	1,400	29,442
Komeri Co. Ltd.(x)	100	2,231
Komori Corp.	500	5,139
Konami Group Corp.	1,900	274,301
Konica Minolta, Inc.	16,600	59,279
Kosaido Holdings Co. Ltd.(x)	4,500	13,419
Kose Corp.	1,500	60,138
Kotobuki Spirits Co. Ltd.(x)	4,000	49,092
Kourakuen Corp.*	700	5,136
Kraftia Corp.	1,200	58,051
Krosaki Harima Corp.	800	22,288
KRS Corp.	600	12,922
K’s Holdings Corp.(x)	2,300	24,853
Kubota Corp.	26,600	335,097
Kumagai Gumi Co. Ltd.	4,000	33,918
Kumiai Chemical Industry Co. Ltd.	1,340	7,494
Kura Sushi, Inc.(x)	1,200	27,589
Kurabo Industries Ltd.	200	9,548
Kuraray Co. Ltd.(x)	8,200	94,456
Kureha Corp.(x)	600	15,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kurimoto Ltd.(x)	3,000	$37,468
Kurita Water Industries Ltd.(x)	2,600	88,768
Kusuri no Aoki Holdings Co. Ltd.(x)	1,300	35,206
KYB Corp.(x)	1,400	37,157
Kyocera Corp.	30,700	413,008
Kyodo Printing Co. Ltd.(x)	1,200	12,212
Kyoei Steel Ltd.	1,300	20,148
Kyokuto Boeki Kaisha Ltd.	400	4,920
Kyokuto Kaihatsu Kogyo Co. Ltd.	600	11,040
Kyokuto Securities Co. Ltd.	1,600	16,391
Kyokuyo Co. Ltd.	500	16,719
Kyorin Pharmaceutical Co. Ltd.	400	4,003
Kyoritsu Maintenance Co. Ltd.(x)	800	17,284
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,073
Kyoto Financial Group, Inc.(x)	6,800	144,658
Kyowa Kirin Co. Ltd.	6,800	105,689
Kyushu Electric Power Co., Inc.(x)	10,700	107,047
Kyushu Financial Group, Inc.	5,970	36,772
Kyushu Railway Co.	4,100	108,651
LAND Co. Ltd.	1,300	88
Lasertec Corp.	1,900	260,875
LEC, Inc.	1,200	9,413
Leopalace21 Corp.	7,300	35,245
Life Corp.	1,400	23,923
Link And Motivation, Inc.	5,900	21,145
Lintec Corp.	900	22,152
Lion Corp.	6,100	63,708
Lixil Corp.(x)	6,540	80,487
Look Holdings, Inc.	400	7,170
LY Corp.	77,200	248,537
M&A Capital Partners Co. Ltd.	900	19,505
M3, Inc.(x)	11,500	185,543
Mabuchi Motor Co. Ltd.	3,200	56,044
Macnica Holdings, Inc.(x)	3,150	43,730
Maezawa Kasei Industries Co. Ltd.	900	13,170
Maezawa Kyuso Industries Co. Ltd.	800	8,060
Makino Milling Machine Co. Ltd.	500	38,746
Makita Corp.	6,300	204,739
Management Solutions Co. Ltd.	300	2,988
Mandom Corp.	1,400	21,111
Mani, Inc.	3,300	28,395
Mars Group Holdings Corp.	600	12,456
Marubeni Corp.	43,600	1,090,258
Marubun Corp.	900	7,461
Marudai Food Co. Ltd.	1,200	16,440
Maruha Nichiro Corp.	1,300	30,161
Marui Group Co. Ltd.(x)	2,800	60,095
Maruichi Steel Tube Ltd.	1,500	13,059
Marusan Securities Co. Ltd.	3,900	24,974
Maruwa Co. Ltd.	200	52,338
Maruzen Showa Unyu Co. Ltd.(x)	100	4,700
Matsuda Sangyo Co. Ltd.	800	22,666
Matsui Construction Co. Ltd.	1,000	9,555
Matsui Securities Co. Ltd.	1,000	5,193
MatsukiyoCocokara & Co.	8,760	177,943
Matsuya Co. Ltd.	2,200	21,422
Matsuyafoods Holdings Co. Ltd.	500	20,286
Max Co. Ltd.	700	26,696
Mazda Motor Corp.(x)	14,500	105,991
Mebuki Financial Group, Inc.(x)	24,660	157,780
MEC Co. Ltd.(x)	800	20,773
Medical System Network Co. Ltd.	400	1,287
Medipal Holdings Corp.	5,700	98,228
Medley, Inc.*	900	14,819
Megachips Corp.	300	15,073
Megmilk Snow Brand Co. Ltd.	400	8,009
Meidensha Corp.	800	31,863
Meiji Holdings Co. Ltd.(x)	6,900	143,053
Meiko Electronics Co. Ltd.	500	33,235
Meiko Network Japan Co. Ltd.	900	4,443
MEITEC Group Holdings, Inc.(x)	1,600	34,535
Meito Co. Ltd.(x)	600	8,999
Meiwa Corp.	900	5,149
Meiwa Estate Co. Ltd.	700	5,259
Menicon Co. Ltd.	2,900	22,296
Mercari, Inc.*	3,600	55,405
Micronics Japan Co. Ltd.(x)	1,100	43,737
Midac Holdings Co. Ltd.	1,500	20,215
Milbon Co. Ltd.	1,140	19,110
Minebea Mitsumi, Inc.	8,737	164,803
Ministop Co. Ltd.	900	12,184
Mirait One Corp.	1,100	21,459
Mirarth Holdings, Inc.	4,400	11,604
MISUMI Group, Inc.	7,300	113,855
Mito Securities Co. Ltd.	3,000	11,178
Mitsuba Corp.	2,000	13,051
Mitsubishi Chemical Group Corp.	38,520	221,740
Mitsubishi Corp.	98,130	2,343,017
Mitsubishi Electric Corp.	51,500	1,324,370
Mitsubishi Estate Co. Ltd.	163,700	3,766,921
Mitsubishi Gas Chemical Co., Inc.(x)	4,500	80,409
Mitsubishi HC Capital, Inc.	18,620	153,923
Mitsubishi Heavy Industries Ltd.	88,600	2,323,964
Mitsubishi Kakoki Kaisha Ltd.	900	16,316
Mitsubishi Logisnext Co. Ltd.	1,000	12,273
Mitsubishi Logistics Corp.	6,000	49,194
Mitsubishi Materials Corp.(x)	2,300	43,205
Mitsubishi Motors Corp.(x)	26,200	71,220
Mitsubishi Pencil Co. Ltd.	100	1,465
Mitsubishi Research Institute, Inc.	400	14,011
Mitsubishi Steel Manufacturing Co. Ltd.	700	8,056
Mitsubishi UFJ Financial Group, Inc.	316,900	5,130,058
Mitsuboshi Belting Ltd.	400	10,021
Mitsui & Co. Ltd.	76,300	1,898,664
Mitsui Chemicals, Inc.(x)	3,931	98,405
Mitsui DM Sugar Co. Ltd.	1,000	21,638
Mitsui E&S Co. Ltd.(x)	2,300	69,598
Mitsui Fudosan Co. Ltd.	67,200	732,959
Mitsui High-Tec, Inc.	4,000	20,989
Mitsui Kinzoku Co. Ltd.	1,600	124,475
Mitsui Matsushima Holdings Co. Ltd.(x)	500	5,024
Mitsui OSK Lines Ltd.(x)	9,800	297,807
Mitsui-Soko Holdings Co. Ltd.	1,200	33,553
Miura Co. Ltd.	3,000	59,022
Miyaji Engineering Group, Inc.(x)	1,600	21,876
Miyakoshi Holdings, Inc.(x)*	300	1,992
Miyazaki Bank Ltd. (The)	800	24,749
Mizuho Financial Group, Inc.	66,037	2,227,356
Mizuho Leasing Co. Ltd.	4,200	37,006
Mizuno Corp.(x)	2,100	37,929
Mochida Pharmaceutical Co. Ltd.	1,000	21,469
Modec, Inc.	1,000	55,922
Monex Group, Inc.(x)	7,000	39,524
Money Forward, Inc.*	700	28,339
Monogatari Corp. (The)	1,400	40,423
MonotaRO Co. Ltd.	7,700	112,258
Morinaga & Co. Ltd.	1,800	31,884
Morinaga Milk Industry Co. Ltd.	1,000	23,424
Morozoff Ltd.	1,200	12,821
Mory Industries, Inc.	2,000	12,983
MOS Food Services, Inc.	100	2,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MrMax Holdings Ltd.	1,200	$7,084
MS&AD Insurance Group Holdings, Inc.	36,000	816,959
Murata Manufacturing Co. Ltd.	43,585	829,790
Musashi Seimitsu Industry Co. Ltd.	1,100	25,662
Musashino Bank Ltd. (The)(x)	300	8,226
Nabtesco Corp.	3,800	86,055
NAC Co. Ltd.	800	2,975
Nachi-Fujikoshi Corp.	500	12,628
Nagaileben Co. Ltd.	1,200	16,310
Nagano Keiki Co. Ltd.	800	11,144
Nagase & Co. Ltd.	2,200	47,634
Nagawa Co. Ltd.	400	18,068
Nagoya Railroad Co. Ltd.	5,400	64,540
Nakabayashi Co. Ltd.	1,000	4,098
Nakamuraya Co. Ltd.	300	6,299
Nakayama Steel Works Ltd.	600	2,597
Namura Shipbuilding Co. Ltd.(x)	1,024	23,646
Nankai Electric Railway Co. Ltd.	1,300	24,526
Nanto Bank Ltd. (The)	1,100	37,861
Natori Co. Ltd.	600	8,118
NEC Capital Solutions Ltd.	300	7,952
NEC Corp.	35,800	1,147,217
Net Protections Holdings, Inc.*	100	596
Neturen Co. Ltd.	1,700	14,013
Nexon Co. Ltd.	12,100	265,671
Nextage Co. Ltd.	2,000	31,944
NGK Insulators Ltd.	3,700	62,036
NH Foods Ltd.	2,200	87,235
NHK Spring Co. Ltd.(x)	5,700	85,798
Nichias Corp.(x)	1,500	56,375
Nichiban Co. Ltd.	500	6,677
Nichicon Corp.	700	7,015
Nichiha Corp.	1,200	22,355
Nichirei Corp.(x)	4,600	53,999
Nichireki Group Co. Ltd.	1,000	17,879
Nidec Corp.	23,110	411,537
Nifco, Inc.	2,300	69,520
Nihon Chouzai Co. Ltd.	600	15,823
Nihon Dempa Kogyo Co. Ltd.	900	5,666
Nihon Kohden Corp.(x)	5,200	59,442
Nihon M&A Center Holdings, Inc.(x)	7,200	36,773
Nihon Nohyaku Co. Ltd.	2,000	13,578
Nihon Parkerizing Co. Ltd.	3,100	28,697
Nihon Trim Co. Ltd.	200	6,268
Nikko Co. Ltd.	1,000	5,247
Nikkon Holdings Co. Ltd.(x)	2,800	64,602
Nikon Corp.(x)	8,300	96,815
Nintendo Co. Ltd.	31,700	2,744,825
Nippon Air Conditioning Services Co. Ltd.	1,200	10,484
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,949
Nippon Carbide Industries Co., Inc.	300	4,445
Nippon Carbon Co. Ltd.	600	17,649
Nippon Ceramic Co. Ltd.	800	18,988
Nippon Chemical Industrial Co. Ltd.	400	7,720
Nippon Chemi-Con Corp.*	700	7,739
Nippon Coke & Engineering Co. Ltd.*	10,000	7,032
Nippon Concrete Industries Co. Ltd.	1,000	2,333
Nippon Denko Co. Ltd.	5,000	11,462
Nippon Densetsu Kogyo Co. Ltd.	400	7,733
Nippon Electric Glass Co. Ltd.	1,800	59,105
Nippon Express Holdings, Inc.	5,200	118,181
Nippon Fine Chemical Co. Ltd.	1,000	17,439
Nippon Gas Co. Ltd.	3,300	61,767
Nippon Hume Corp.(x)	1,000	26,372
Nippon Kanzai Holdings Co. Ltd.	800	15,114
Nippon Kayaku Co. Ltd.	5,000	46,979
Nippon Light Metal Holdings Co. Ltd.	1,480	21,016
Nippon Paint Holdings Co. Ltd.(x)	22,900	156,399
Nippon Paper Industries Co. Ltd.	2,800	23,061
Nippon Parking Development Co. Ltd.	13,000	25,229
Nippon Sanso Holdings Corp.	4,800	170,305
Nippon Seisen Co. Ltd.	1,000	7,438
Nippon Sharyo Ltd.	400	7,776
Nippon Sheet Glass Co. Ltd.*	3,800	13,105
Nippon Shinyaku Co. Ltd.	1,700	38,314
Nippon Shokubai Co. Ltd.(x)	4,000	49,336
Nippon Signal Co. Ltd.	2,800	23,042
Nippon Soda Co. Ltd.(x)	800	18,663
Nippon Steel Corp.(x)	134,075	552,583
Nippon Television Holdings, Inc.	4,100	109,400
Nippon Thompson Co. Ltd.(x)	4,000	18,555
Nippon Yakin Kogyo Co. Ltd.	650	18,790
Nippon Yusen KK(x)	10,100	344,965
Nipro Corp.(x)	4,700	47,847
Nishimatsu Construction Co. Ltd.	900	31,902
Nishimatsuya Chain Co. Ltd.(x)	700	10,125
Nishi-Nippon Financial Holdings, Inc.	4,000	67,891
Nishi-Nippon Railroad Co. Ltd.	1,100	17,387
Nissan Chemical Corp.(x)	1,900	68,993
Nissan Motor Co. Ltd.*	68,720	169,053
Nissan Shatai Co. Ltd.	900	7,504
Nissei Plastic Industrial Co. Ltd.	1,000	5,863
Nissha Co. Ltd.	2,200	21,273
Nisshin Group Holdings Co. Ltd.	2,600	10,619
Nisshin Seifun Group, Inc.(x)	5,605	68,828
Nisshinbo Holdings, Inc.	4,468	34,397
Nissin Foods Holdings Co. Ltd.(x)	6,200	116,802
Nissui Corp.(x)	6,400	45,116
Niterra Co. Ltd.	4,000	154,553
Nitori Holdings Co. Ltd.(x)	10,000	192,954
Nitta Corp.	1,100	30,943
Nittetsu Mining Co. Ltd.	3,000	40,491
Nitto Boseki Co. Ltd.	300	13,389
Nitto Denko Corp.(x)	16,300	387,646
Nitto Fuji Flour Milling Co. Ltd.	200	9,480
Nitto Kogyo Corp.(x)	300	7,344
Nitto Kohki Co. Ltd.	700	8,283
Nitto Seiko Co. Ltd.	1,000	4,314
Nittoc Construction Co. Ltd.	750	6,415
NOF Corp.	6,600	115,456
Nohmi Bosai Ltd.	1,000	25,459
Nojima Corp.(x)	1,800	49,356
NOK Corp.(x)	800	14,060
Nomura Co. Ltd.	4,000	28,644
Nomura Holdings, Inc.	85,700	629,052
Nomura Micro Science Co. Ltd.(x)	1,100	24,509
Nomura Real Estate Holdings, Inc.(x)	14,000	89,376
Nomura Research Institute Ltd.	11,209	429,987
Noritsu Koki Co. Ltd.	700	8,359
Noritz Corp.	100	1,356
North Pacific Bank Ltd.	5,100	25,761
NPR-RIKEN Corp.	1,208	25,118
NS Solutions Corp.(x)	2,000	48,795
NS United Kaiun Kaisha Ltd.(x)	400	13,713
NSD Co. Ltd.	2,260	53,151
NSK Ltd.	9,100	47,037
NSW, Inc.	400	6,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NTN Corp.(x)	13,000	$29,923
NTT, Inc.	1,496,400	1,565,359
Nxera Pharma Co. Ltd.(x)*	2,700	18,075
Obara Group, Inc.(x)	800	23,126
Obayashi Corp.	17,300	284,151
OBIC Business Consultants Co. Ltd.	600	36,921
Obic Co. Ltd.	9,400	327,603
Odakyu Electric Railway Co. Ltd.(x)	7,899	88,906
Oenon Holdings, Inc.	3,000	12,030
Ogaki Kyoritsu Bank Ltd. (The)	1,600	37,597
Ohara, Inc.	400	3,213
Ohashi Technica, Inc.	600	8,845
Ohsho Food Service Corp.	600	15,012
Oiles Corp.	1,560	24,294
Oisix ra daichi, Inc.(x)	2,200	26,435
Oita Bank Ltd. (The)	700	24,472
Oji Holdings Corp.	21,500	117,615
Okabe Co. Ltd.	2,700	17,089
Okamura Corp.(x)	1,700	26,991
Okasan Securities Group, Inc.	6,000	27,751
Oki Electric Industry Co. Ltd.	3,600	39,290
Okinawa Electric Power Co., Inc. (The)	2,273	15,570
OKUMA Corp.(x)	600	13,713
Okumura Corp.	300	9,595
Okura Industrial Co. Ltd.	600	22,152
Okuwa Co. Ltd.	1,000	6,268
Olympus Corp.	27,400	346,657
Omron Corp.(x)	4,800	132,103
Ono Pharmaceutical Co. Ltd.(x)	9,800	112,854
Onoken Co. Ltd.	1,000	9,474
Onward Holdings Co. Ltd.	1,000	4,727
Open House Group Co. Ltd.	1,400	72,468
Open Up Group, Inc.	3,000	36,839
Optex Group Co. Ltd.	1,600	22,829
Optorun Co. Ltd.(x)	1,000	11,252
Oracle Corp.	1,000	102,106
Organo Corp.(x)	700	53,677
Orient Corp.	1,650	11,280
Oriental Land Co. Ltd.(x)	30,000	723,603
Oriental Shiraishi Corp.	450	1,296
ORIX Corp.(x)	28,000	735,004
Osaka Gas Co. Ltd.	9,500	275,522
Osaka Soda Co. Ltd.	500	5,602
Osaka Steel Co. Ltd.(x)	800	13,681
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	19,377
Osaki Electric Co. Ltd.(x)	1,000	8,669
OSG Corp.(x)	2,200	31,553
Otsuka Corp.	5,100	106,494
Otsuka Holdings Co. Ltd.	11,600	616,455
Oyo Corp.	1,200	23,394
Pacific Industrial Co. Ltd.	2,000	35,947
Pacific Metals Co. Ltd.	899	12,109
Pack Corp. (The)	2,700	21,945
PAL GROUP Holdings Co. Ltd.	1,600	27,156
PALTAC Corp.	1,050	32,881
Pan Pacific International Holdings Corp.	55,500	365,909
Panasonic Holdings Corp.	61,685	671,555
Park24 Co. Ltd.	4,000	51,121
Pasona Group, Inc.	1,000	14,809
Pegasus Co. Ltd.	1,200	5,550
Penta-Ocean Construction Co. Ltd.	2,700	21,288
PeptiDream, Inc.*	3,500	37,216
Persol Holdings Co. Ltd.	47,100	85,897
Pharma Foods International Co. Ltd.	700	3,933
PIA Corp.*	300	7,029
Pigeon Corp.	4,300	51,597
PILLAR Corp.	1,000	27,859
Pilot Corp.	1,100	35,703
Piolax, Inc.	1,500	18,065
Pola Orbis Holdings, Inc.	3,000	27,092
Premium Group Co. Ltd.	600	8,747
Press Kogyo Co. Ltd.	5,000	21,740
Prima Meat Packers Ltd.	1,400	22,294
Procrea Holdings, Inc.	1,176	13,821
Pronexus, Inc.	1,300	9,854
PS Construction Co. Ltd.	800	10,029
Raito Kogyo Co. Ltd.(x)	800	17,446
Raiznext Corp.	200	2,589
Raksul, Inc.	2,200	17,733
Rakus Co. Ltd.	4,000	36,731
Rakuten Bank Ltd.(x)*	1,900	106,239
Rakuten Group, Inc.*	38,900	252,494
Rasa Corp.	500	5,646
Rasa Industries Ltd.	400	12,347
Recruit Holdings Co. Ltd.	38,100	2,051,529
Relo Group, Inc.	3,600	43,441
Renaissance, Inc.(x)	500	3,959
Renesas Electronics Corp.	43,200	498,355
Rengo Co. Ltd.	300	1,897
RENOVA, Inc.*	2,800	17,817
Resona Holdings, Inc.	60,600	618,969
Resonac Holdings Corp.	5,000	169,760
Resorttrust, Inc.	3,800	48,256
Restar Corp.	700	12,449
Rheon Automatic Machinery Co. Ltd.	1,000	9,521
Ricoh Co. Ltd.	13,100	115,733
Riken Keiki Co. Ltd.	700	14,792
Riken Technos Corp.	2,000	17,040
Ringer Hut Co. Ltd.	900	13,924
Rinnai Corp.	2,200	52,157
Riso Kagaku Corp.	800	6,567
Riso Kyoiku Group Corp.	3,900	5,934
Rock Field Co. Ltd.(x)	1,200	11,896
Rohm Co. Ltd.	9,600	143,593
Rohto Pharmaceutical Co. Ltd.	4,800	80,706
Rorze Corp.	1,100	16,539
Round One Corp.	4,900	43,306
Royal Holdings Co. Ltd.	1,800	33,314
Ryobi Ltd.	1,400	26,318
Ryoden Corp.	500	10,430
Ryohin Keikaku Co. Ltd.	12,400	246,935
Ryoyo Ryosan Holdings, Inc.(x)	1,224	24,706
S Foods, Inc.	500	9,186
Sagami Holdings Corp.(x)	1,000	12,537
Saibu Gas Holdings Co. Ltd.	1,300	17,379
Saizeriya Co. Ltd.	600	20,205
Sakai Chemical Industry Co. Ltd.(x)	800	15,401
Sakai Heavy Industries Ltd.	400	5,607
Sakai Moving Service Co. Ltd.	800	16,202
Sakata INX Corp.	2,000	31,470
Sakata Seed Corp.	1,100	27,112
Sakura Internet, Inc.(x)	1,000	21,436
Sala Corp.	1,000	7,411
San Holdings, Inc.	800	8,049
San ju San Financial Group, Inc.	990	24,200
San-A Co. Ltd.	1,600	30,132
San-Ai Obbli Co. Ltd.(x)	2,000	28,306
Sangetsu Corp.	1,800	37,793
San-In Godo Bank Ltd. (The)	3,400	31,658
Sanix Holdings, Inc.*	1,800	2,933
Sanken Electric Co. Ltd.(x)*	400	19,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sanki Engineering Co. Ltd.	1,400	$46,671
Sankyo Co. Ltd.	6,400	111,286
Sankyo Seiko Co. Ltd.	2,000	9,318
Sankyo Tateyama, Inc.	1,700	7,621
Sankyu, Inc.	800	43,818
Sanoh Industrial Co. Ltd.	1,400	8,776
Sanrio Co. Ltd.(x)	4,200	197,412
Sansan, Inc.*	1,100	14,200
Santen Pharmaceutical Co. Ltd.	10,700	118,624
Sanwa Holdings Corp.	5,300	151,813
Sanyo Chemical Industries Ltd.	600	16,716
Sanyo Shokai Ltd.	600	14,099
Sapporo Holdings Ltd.	1,800	89,960
Sato Corp.	1,200	18,403
Sato Shoji Corp.	1,000	13,341
Satori Electric Co. Ltd.	900	11,551
Sawai Group Holdings Co. Ltd.(x)	2,400	32,531
SBI ARUHI Corp.	2,100	11,602
SBI Holdings, Inc.	8,160	355,126
SCREEN Holdings Co. Ltd.(x)	1,900	172,932
Scroll Corp.	1,700	12,944
SCSK Corp.	4,596	137,645
Secom Co. Ltd.	10,500	385,181
Sega Sammy Holdings, Inc.	5,000	105,352
Seibu Holdings, Inc.(x)	5,600	202,703
Seikagaku Corp.	2,400	10,776
Seikitokyu Kogyo Co. Ltd.	600	6,110
Seiko Epson Corp.	6,800	87,273
Seiko Group Corp.	100	4,422
Seino Holdings Co. Ltd.(x)	1,300	19,164
Seiren Co. Ltd.	1,300	26,811
Sekisui Chemical Co. Ltd.	10,000	186,293
Sekisui House Ltd.	15,300	348,346
Sekisui Jushi Corp.	1,000	14,640
Sekisui Kasei Co. Ltd.*	1,000	2,421
Senko Group Holdings Co. Ltd.	4,000	55,016
Senshu Ikeda Holdings, Inc.(x)	6,880	30,193
Senshukai Co. Ltd.(x)*	2,200	3,600
Seven & i Holdings Co. Ltd.	58,208	783,664
Seven Bank Ltd.	4,200	8,299
SG Holdings Co. Ltd.(x)	7,400	76,509
Sharp Corp.*	8,300	46,578
Shibaura Mechatronics Corp.	600	53,068
Shibusawa Logistics Corp.	2,400	18,793
Shibuya Corp.	700	16,165
SHIFT, Inc.*	4,400	37,191
Shiga Bank Ltd. (The)	200	9,169
Shikoku Bank Ltd. (The)	1,600	16,434
Shikoku Electric Power Co., Inc.(x)	2,700	24,009
Shikoku Kasei Holdings Corp.	1,000	15,133
Shima Seiki Manufacturing Ltd.	900	6,439
Shimadaya Corp.	600	7,258
Shimadzu Corp.	6,900	174,267
Shimamura Co. Ltd.	1,500	100,304
Shimano, Inc.	2,200	246,949
Shimizu Bank Ltd. (The)	400	5,537
Shimizu Corp.	13,300	187,019
Shimojima Co. Ltd.	800	6,946
Shin Nippon Air Technologies Co. Ltd.	200	4,105
Shin Nippon Biomedical Laboratories Ltd.	700	8,061
Shinagawa Refra Co. Ltd.(x)	1,500	18,967
Shindengen Electric Manufacturing Co. Ltd.	400	8,601
Shin-Etsu Chemical Co. Ltd.	44,700	1,466,877
Shin-Etsu Polymer Co. Ltd.	100	1,294
Shinko Shoji Co. Ltd.	2,200	14,832
Shinmaywa Industries Ltd.(x)	1,800	22,542
Shinnihon Corp.	1,600	19,951
Shinsho Corp.	900	13,547
Shinwa Co. Ltd.	600	13,632
Shionogi & Co. Ltd.	17,200	301,409
Ship Healthcare Holdings, Inc.	3,100	47,836
Shiseido Co. Ltd.	9,800	167,458
Shizuoka Financial Group, Inc.(x)	10,500	144,239
Shizuoka Gas Co. Ltd.	3,000	23,714
SHO-BOND Holdings Co. Ltd.	200	6,581
Shochiku Co. Ltd.	400	33,269
Shoei Co. Ltd.	1,600	19,031
Showa Sangyo Co. Ltd.	1,000	20,624
Siix Corp.	1,400	12,828
Simplex Holdings, Inc.	800	23,505
Sinanen Holdings Co. Ltd.	400	18,068
Sinfonia Technology Co. Ltd.	600	37,002
Sinko Industries Ltd.	600	5,246
Sintokogio Ltd.	2,600	17,704
SKY Perfect JSAT Holdings, Inc.	3,600	33,959
Skylark Holdings Co. Ltd.	6,800	140,658
SMC Corp.	18,800	5,775,325
SMK Corp.	300	4,633
SMS Co. Ltd.	2,800	29,518
Socionext, Inc.(x)	4,700	88,670
Soda Nikka Co. Ltd.	1,000	7,127
SoftBank Corp.	807,500	1,188,713
SoftBank Group Corp.	24,812	3,134,951
Sojitz Corp.(x)	5,900	156,232
Sompo Holdings, Inc.	22,450	694,518
Sony Financial Group, Inc.*	173,000	191,852
Sony Group Corp.	173,000	4,982,297
Sotetsu Holdings, Inc.	1,100	19,823
SPK Corp.	400	6,327
S-Pool, Inc.	3,800	8,839
Square Enix Holdings Co. Ltd.	7,800	167,830
SRA Holdings	600	20,489
ST Corp.	600	6,414
St Marc Holdings Co. Ltd.	800	15,212
Stanley Electric Co. Ltd.	3,700	74,783
Starzen Co. Ltd.	2,400	19,491
Stella Chemifa Corp.	500	13,811
Strike Co. Ltd.(x)	700	20,945
Studio Alice Co. Ltd.	500	6,972
Subaru Corp.	15,600	319,627
Sugi Holdings Co. Ltd.	3,000	72,340
Sugimoto & Co. Ltd.	1,200	13,543
SUMCO Corp.(x)	10,700	114,101
Sumida Corp.	700	5,140
Sumiseki Holdings, Inc.	1,000	4,077
Sumitomo Bakelite Co. Ltd.	1,300	43,628
Sumitomo Chemical Co. Ltd.	44,800	141,199
Sumitomo Corp.	31,680	918,578
Sumitomo Electric Industries Ltd.	18,400	524,808
Sumitomo Forestry Co. Ltd.(x)	11,900	141,744
Sumitomo Heavy Industries Ltd.	2,500	60,216
Sumitomo Metal Mining Co. Ltd.(x)	6,500	209,524
Sumitomo Mitsui Construction Co. Ltd.	7,200	29,017
Sumitomo Mitsui Financial Group, Inc.	102,050	2,881,704
Sumitomo Mitsui Trust Group, Inc.	17,382	505,293
Sumitomo Osaka Cement Co. Ltd.(x)	200	5,261
Sumitomo Pharma Co. Ltd.*	4,700	54,378
Sumitomo Realty & Development Co. Ltd.	8,000	353,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Riko Co. Ltd.	2,000	$29,834
Sumitomo Rubber Industries Ltd.	4,484	54,532
Sumitomo Seika Chemicals Co. Ltd.(x)	400	12,861
Sumitomo Warehouse Co. Ltd. (The)	1,800	37,915
Sun Frontier Fudousan Co. Ltd.(x)	1,000	15,837
Sundrug Co. Ltd.	1,400	41,058
Suntory Beverage & Food Ltd.	3,800	118,842
Sun-Wa Technos Corp.	600	10,776
Suruga Bank Ltd.	2,100	21,911
Suzuden Corp.	300	3,453
Suzuken Co. Ltd.	1,990	78,276
Suzuki Motor Corp.	40,500	591,678
SWCC Corp.	500	26,270
Sysmex Corp.	12,900	159,151
Systena Corp.	4,900	17,561
T Hasegawa Co. Ltd.	1,600	31,538
T RAD Co. Ltd.	400	19,339
T&D Holdings, Inc.(x)	13,700	335,540
Tachibana Eletech Co. Ltd.	840	16,609
Tachi-S Co. Ltd.	1,600	21,281
Tadano Ltd.	600	4,238
Taihei Dengyo Kaisha Ltd.	1,500	21,209
Taiheiyo Cement Corp.(x)	3,278	85,228
Taiho Kogyo Co. Ltd.	800	3,965
Taiko Pharmaceutical Co. Ltd.(x)*	1,200	2,418
Taisei Corp.	4,500	309,463
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.(x)	300	5,489
Taiyo Holdings Co. Ltd.	300	16,391
Taiyo Yuden Co. Ltd.	2,700	60,432
Takachiho Koheki Co. Ltd.	1,000	13,139
Takamatsu Construction Group Co. Ltd.(x)	1,000	23,329
Takaoka Toko Co. Ltd.	400	8,507
Takara & Co. Ltd.	700	19,596
Takara Holdings, Inc.	1,400	16,524
Takara Standard Co. Ltd.	200	3,534
Takasago Thermal Engineering Co. Ltd.	2,200	61,246
Takashimaya Co. Ltd.	6,800	77,939
Take And Give Needs Co. Ltd.	600	3,436
Takeda Pharmaceutical Co. Ltd.	44,800	1,307,178
Takeuchi Manufacturing Co. Ltd.	900	31,524
Takuma Co. Ltd.	1,300	19,726
Tamron Co. Ltd.	3,200	22,396
Tamura Corp.	3,000	9,960
Tanseisha Co. Ltd.(x)	1,950	18,539
Tayca Corp.	1,000	8,838
TBS Holdings, Inc.	2,500	94,972
TDC Soft, Inc.	1,600	14,974
TDK Corp.	45,100	655,221
TechMatrix Corp.	300	4,388
TechnoPro Holdings, Inc.	2,900	94,912
Teijin Ltd.	5,200	44,252
Teikoku Electric Manufacturing Co. Ltd.	800	17,311
Teikoku Sen-I Co. Ltd.	1,000	21,943
Teikoku Tsushin Kogyo Co. Ltd.	400	6,473
Tekken Corp.	800	19,015
TerraSky Co. Ltd.(x)*	1,100	15,315
Terumo Corp.	32,600	538,539
THK Co. Ltd.	2,800	77,476
TIS, Inc.	5,600	184,944
Toa Corp./Hyogo	1,000	8,135
Toa Corp./Tokyo	600	8,488
TOA ROAD Corp.	2,000	20,935
Toagosei Co. Ltd.	600	6,118
TOBISHIMA HOLDINGS, Inc.	800	11,760
Tobu Railway Co. Ltd.	4,200	75,006
TOC Co. Ltd.	4,700	25,679
Tocalo Co. Ltd.	2,400	35,314
Tochigi Bank Ltd. (The)	6,000	20,529
Toda Corp.	4,500	31,038
Toda Kogyo Corp.*	100	882
Toei Co. Ltd.	1,000	36,380
Toenec Corp.	1,000	9,453
Toho Bank Ltd. (The)	10,000	31,443
Toho Co. Ltd.	3,100	199,141
Toho Co. Ltd./Kobe	400	9,237
Toho Gas Co. Ltd.	2,000	61,642
Toho Holdings Co. Ltd.(x)	1,900	70,149
Toho Titanium Co. Ltd.(x)	2,100	25,333
Toho Zinc Co. Ltd.*	700	3,053
Tohoku Electric Power Co., Inc.(x)	11,000	80,035
Tokai Carbon Co. Ltd.	6,400	44,597
TOKAI Holdings Corp.	2,400	16,894
Tokai Rika Co. Ltd.(x)	500	9,051
Token Corp.	120	12,082
Tokio Marine Holdings, Inc.	47,200	2,000,857
Tokushu Tokai Paper Co. Ltd.	2,400	25,236
Tokuyama Corp.(x)	2,200	54,671
Tokyo Century Corp.	2,200	28,072
Tokyo Electric Power Co. Holdings, Inc.*	41,700	195,748
Tokyo Electron Device Ltd.	1,200	24,181
Tokyo Electron Ltd.	10,600	1,889,414
Tokyo Energy & Systems, Inc.	1,000	11,347
Tokyo Gas Co. Ltd.	9,300	331,036
Tokyo Individualized Educational Institute, Inc.	900	2,081
Tokyo Keiki, Inc.(x)	800	25,560
Tokyo Kiraboshi Financial Group, Inc.	351	17,136
Tokyo Metro Co. Ltd.(x)	9,600	109,999
Tokyo Ohka Kogyo Co. Ltd.	2,800	91,790
Tokyo Rope Manufacturing Co. Ltd.	800	7,947
Tokyo Sangyo Co. Ltd.	1,000	6,153
Tokyo Seimitsu Co. Ltd.	1,200	81,590
Tokyo Steel Manufacturing Co. Ltd.(x)	1,300	12,817
Tokyo Tatemono Co. Ltd.	3,891	78,025
Tokyo Tekko Co. Ltd.(x)	400	15,661
Tokyotokeiba Co. Ltd.	800	29,158
Tokyu Construction Co. Ltd.	1,040	7,862
Tokyu Corp.	15,600	190,299
Tokyu Fudosan Holdings Corp.	15,400	127,565
Tomen Devices Corp.	100	4,598
Tomoe Engineering Co. Ltd.	1,200	13,681
Tomoku Co. Ltd.	800	18,393
TOMONY Holdings, Inc.	2,500	11,377
Tomy Co. Ltd.	2,100	45,441
Topcon Corp.*	2,800	62,027
TOPPAN Holdings, Inc.	5,700	146,272
Topy Industries Ltd.	1,000	19,218
Toray Industries, Inc.	36,300	232,034
Toridoll Holdings Corp.	1,200	38,965
Toshiba TEC Corp.	600	12,293
Tosoh Corp.(x)	6,500	96,235
Totetsu Kogyo Co. Ltd.	1,000	29,246
TOTO Ltd.(x)	4,400	115,858
Toukei Computer Co. Ltd.	400	10,819
Tow Co. Ltd.	1,200	3,116
Towa Bank Ltd. (The)	1,300	8,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Towa Corp.(x)	2,100	$30,346
Towa Pharmaceutical Co. Ltd.(x)	200	3,992
Toyo Construction Co. Ltd.	100	1,174
Toyo Corp.	1,600	17,289
Toyo Engineering Corp.(x)	1,600	17,192
Toyo Kanetsu KK	600	18,907
Toyo Securities Co. Ltd.	4,000	14,903
Toyo Seikan Group Holdings Ltd.	2,700	61,619
Toyo Suisan Kaisha Ltd.	2,500	178,771
Toyo Tanso Co. Ltd.	700	20,590
Toyo Tire Corp.	3,000	79,744
Toyobo Co. Ltd.	1,700	13,070
Toyoda Gosei Co. Ltd.	600	14,939
Toyota Boshoku Corp.	1,800	29,875
Toyota Industries Corp.	4,400	495,087
Toyota Motor Corp.	266,640	5,137,713
Toyota Tsusho Corp.	15,600	432,709
TPR Co. Ltd.	3,000	24,688
Transcosmos, Inc.	100	2,495
TRE Holdings Corp.(x)	100	1,051
Trend Micro, Inc.	2,700	147,885
Tri Chemical Laboratories, Inc.	1,300	25,642
Trusco Nakayama Corp.	1,400	22,607
TS Tech Co. Ltd.(x)	2,100	26,420
Tsubakimoto Chain Co.(x)	2,700	39,235
Tsubakimoto Kogyo Co. Ltd.	600	11,401
Tsukishima Holdings Co. Ltd.(x)	100	1,986
Tsukuba Bank Ltd.	5,400	11,393
Tsumura & Co.	1,500	36,728
Tsuruha Holdings, Inc.(x)	5,000	80,045
Tsutsumi Jewelry Co. Ltd.	500	7,540
TV Asahi Holdings Corp.	900	20,418
Tv Tokyo Holdings Corp.	500	16,685
UACJ Corp.	1,704	18,517
UBE Corp.(x)	3,000	46,333
Uchida Yoko Co. Ltd.	400	32,647
Ulvac, Inc.	1,200	52,330
Unicharm Corp.	29,900	193,975
Unipres Corp.	1,600	13,264
United Arrows Ltd.	1,100	15,568
United Super Markets Holdings, Inc.(x)	380	2,477
Unitika Ltd.(x)*	2,900	4,138
Ushio, Inc.(x)	1,700	26,779
USS Co. Ltd.	11,400	130,855
UT Group Co. Ltd.	1,600	29,580
Valor Holdings Co. Ltd.	500	9,832
Vision, Inc.	500	4,209
Visional, Inc.*	700	53,535
Vital KSK Holdings, Inc.	2,300	20,436
Wacoal Holdings Corp.(x)	800	30,489
Wacom Co. Ltd.	1,300	7,200
Warabeya Nichiyo Holdings Co. Ltd.	700	13,978
WATAMI Co. Ltd.	1,400	9,088
Weathernews, Inc.	600	19,130
Welcia Holdings Co. Ltd.	2,800	51,121
West Japan Railway Co.	13,400	293,851
W-Scope Corp.*	3,400	5,242
Xebio Holdings Co. Ltd.	1,400	10,925
YAC Holdings Co. Ltd.(x)	1,000	5,815
Yahagi Construction Co. Ltd.	1,700	25,796
Yakult Honsha Co. Ltd.(x)	7,000	114,146
YAMABIKO Corp.	200	3,445
Yamada Holdings Co. Ltd.	9,472	31,090
Yamagata Bank Ltd. (The)	1,400	16,056
Yamaguchi Financial Group, Inc.(x)	4,300	52,411
Yamaha Corp.(x)	8,900	59,225
Yamaha Motor Co. Ltd.(x)	24,000	180,140
Yamaichi Electronics Co. Ltd.(x)	1,200	28,522
YA-MAN Ltd.(x)	3,200	16,900
Yamatane Corp.	1,200	22,948
Yamato Holdings Co. Ltd.(x)	6,800	108,793
Yamato Kogyo Co. Ltd.(x)	1,100	67,643
Yamaura Corp.	500	4,828
Yamazaki Baking Co. Ltd.	2,900	64,556
Yaoko Co. Ltd.(r)	500	32,606
Yaskawa Electric Corp.	5,600	119,547
Yasuda Logistics Corp.	1,000	14,322
Yellow Hat Ltd.(x)	1,500	17,142
Yodoko Ltd.	4,500	39,527
Yokogawa Bridge Holdings Corp.(x)	100	1,914
Yokogawa Electric Corp.	5,000	143,862
Yokohama Financial Group, Inc.	25,446	195,639
Yokohama Rubber Co. Ltd. (The)	2,800	103,851
Yokorei Co. Ltd.	2,600	21,361
Yokowo Co. Ltd.	1,000	10,021
Yomeishu Seizo Co. Ltd.	500	13,287
Yondenko Corp.	1,200	10,890
Yondoshi Holdings, Inc.	900	10,486
Yorozu Corp.	700	4,449
Yoshinoya Holdings Co. Ltd.(x)	1,400	28,495
Yurtec Corp.(x)	300	5,471
Yushin Co.	1,200	4,990
Yushiro, Inc.	600	9,181
Zacros Corp.	3,600	25,853
Zenkoku Hosho Co. Ltd.(x)	1,600	36,309
Zenrin Co. Ltd.	2,550	18,485
Zensho Holdings Co. Ltd.	3,200	209,287
Zeon Corp.(x)	4,300	47,875
Zeria Pharmaceutical Co. Ltd.	1,100	15,077
Zojirushi Corp.	1,800	19,815
ZOZO, Inc.(x)	13,500	124,151
Zuken, Inc.	800	26,534

		171,277,663

Luxembourg (0.4%)
Eurofins Scientific SE	60,400	4,380,982

Mexico (0.5%)
Fomento Economico Mexicano SABde CV (ADR)	44,950	4,433,419
Fresnillo plc	9,528	302,415

		4,735,834

Netherlands (5.1%)
Adyen NV(m)*	1,601	2,565,728
Akzo Nobel NV	84,787	6,032,377
Argenx SE*	3,203	2,320,970
ASML Holding NV	20,612	20,039,621
ASML Holding NV (Registered) (ADR)	5,330	5,159,920
ASR Nederland NV	68,400	4,640,024
EXOR NV	3,560	347,744
ING Groep NV	158,141	4,098,565
Koninklijke Ahold Delhaize NV	121,614	4,918,802
Wolters Kluwer NV	12,483	1,702,256

		51,826,007

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)	26,011	148,535
Auckland International Airport Ltd.	6,589	29,691
Chorus Ltd.	14,715	81,401
Fisher & Paykel Healthcare Corp. Ltd.	7,356	157,560
Fletcher Building Ltd.*	17,976	34,733
Xero Ltd.*	5,481	571,217

		1,023,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nigeria (0.0%)†
Airtel Africa plc(m)	27,180	$89,193

South Africa (0.2%)
Anglo American plc	52,478	1,965,588

South Korea (1.2%)
KB Financial Group, Inc.	79,240	6,523,089
Samsung Electronics Co. Ltd. (Preference)(q)	127,587	6,038,115

		12,561,204

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria SA	301,639	5,786,636
Banco Santander SA	779,068	8,116,735
Iberdrola SA	320,728	6,064,349
Industria de Diseno Textil SA	58,168	3,207,682

		23,175,402

Sweden (1.2%)
Hexagon AB, Class B	403,200	4,792,454
Sandvik AB	128,600	3,576,168
SKF AB, Class B	31,497	780,199
Volvo AB, Class B	110,900	3,174,663

		12,323,484

Switzerland (0.5%)
Cie Financiere Richemont SA (Registered)	28,000	5,332,328

United Kingdom (14.2%)
3i Group plc	47,488	2,611,506
Admiral Group plc	12,600	568,021
Ashtead Group plc	142,393	9,508,191
Associated British Foods plc	14,477	399,332
AstraZeneca plc	73,923	11,117,037
Auto Trader Group plc(m)	44,988	476,895
Aviva plc	152,851	1,409,794
BAE Systems plc	151,217	4,187,424
Barclays plc	703,475	3,591,409
Barratt Redrow plc	67,024	351,458
Beazley plc	30,938	377,389
Berkeley Group Holdings plc	4,862	250,832
British American Tobacco plc	95,437	5,066,102
BT Group plc	283,196	728,034
Bunzl plc	97,864	3,087,742
Centrica plc	259,637	581,744
Coca-Cola Europacific Partners plc	10,849	983,421
Compass Group plc	83,670	2,845,828
Convatec Group plc(m)	84,268	262,250
Croda International plc	6,948	252,672
DCC plc(x)	4,932	316,529
Diageo plc	265,654	6,343,472
Diploma plc	6,981	498,073
easyJet plc	34,772	216,989
Entain plc	31,145	366,008
Flutter Entertainment plc, Class DI*	10,693	2,716,022
Games Workshop Group plc	1,688	329,859
Halma plc	18,772	871,003
Hikma Pharmaceuticals plc	7,292	166,523
Hiscox Ltd.	15,431	284,111
Howden Joinery Group plc	27,843	315,857
HSBC Holdings plc	870,047	12,227,819
ICG plc	13,550	405,653
IMI plc	13,320	409,516
Imperial Brands plc	38,128	1,619,370
Informa plc	65,850	812,642
InterContinental Hotels Group plc	7,364	888,771
International Consolidated Airlines Group SA	175,444	911,021
Intertek Group plc	25,037	1,590,004
J Sainsbury plc	85,640	384,692
JD Sports Fashion plc	138,958	178,101
Kingfisher plc	92,592	384,415
Land Securities Group plc (REIT)	38,554	301,774
Legal & General Group plc	290,214	928,935
Lloyds Banking Group plc	3,026,549	3,411,814
London Stock Exchange Group plc	24,921	2,854,244
LondonMetric Property plc (REIT)	112,518	275,261
M&G plc	110,708	376,695
Marks & Spencer Group plc	104,763	513,565
Melrose Industries plc	65,423	535,667
National Grid plc	241,045	3,460,637
NatWest Group plc	373,412	2,619,485
Next plc	5,785	962,805
Pearson plc	34,336	487,876
Persimmon plc	16,556	258,065
Phoenix Group Holdings plc	36,040	311,906
Reckitt Benckiser Group plc	134,608	10,351,541
RELX plc	90,728	4,340,254
Rentokil Initial plc	762,567	3,854,116
Rightmove plc	40,654	387,431
Rolls-Royce Holdings plc	418,271	6,694,139
Sage Group plc (The)	48,739	721,040
Schroders plc	441,837	2,234,292
Segro plc (REIT)	66,450	585,722
Severn Trent plc	13,442	467,862
Smith & Nephew plc	44,303	796,924
Smiths Group plc	17,426	551,220
Spirax Group plc	3,743	343,064
SSE plc	55,521	1,300,381
St James’s Place plc	25,555	436,485
Standard Chartered plc	95,401	1,841,815
Tesco plc	329,433	1,973,808
Unilever plc	121,396	7,183,681
United Utilities Group plc	34,540	532,582
Vodafone Group plc	977,596	1,132,805
Weir Group plc (The)	13,625	500,619
Whitbread plc	8,875	384,339
WPP plc	54,097	267,593

		145,073,973

United States (5.6%)
Alcoa Corp. (CRDI)	1,561	52,245
Amcor plc (CHDI)	20,206	164,321
Block, Inc. (CRDI)*	1,701	129,709
BP plc	786,159	4,501,477
CNH Industrial NV	731,300	7,934,605
CSL Ltd.	16,552	2,170,777
Experian plc	45,506	2,277,902
GSK plc	199,470	4,223,867
Haleon plc	444,524	1,987,221
James Hardie Industries plc (CHDI)*	20,962	389,485
Life360, Inc. (CRDI)(m)*	8,300	292,290
Light & Wonder, Inc. (CRDI)*	619	53,100
Newmont Corp. (CRDI)	3,851	329,279
News Corp. (CHDI), Class B	1,221	41,988
Novartis AG (Registered)	27,500	3,458,702
Reliance Worldwide Corp. Ltd.	24,282	65,716
ResMed, Inc. (CHDI)	20,882	566,937
Roche Holding AG	14,100	4,603,467
Sanofi SA	59,605	5,496,870
Schneider Electric SE	30,205	8,425,814
Shell plc	295,017	10,500,475
Sims Ltd.	6,752	59,735

		57,725,982

Total Common Stocks (89.3%)
(Cost $633,591,418)		912,292,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	23,687	$383,236
Polar Capital Technology Trust plc*	59,425	349,653
Scottish Mortgage Investment Trust plc	58,354	892,713

		1,625,602

United States (0.1%)
Pershing Square Holdings Ltd.	6,442	399,750

Total Closed End Funds (0.2%) (Cost $1,127,254)		2,025,352

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	7,061,487	7,061,487
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		8,211,487

Total Short-Term Investments (0.8%) (Cost $8,211,487)		8,211,487

Total Investments in Securities (90.3%) (Cost $642,930,159)		922,529,632
Other Assets Less Liabilities (9.7%)		98,659,065

Net Assets (100%)		$1,021,188,697

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $6,970,889 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $20,987,132. This was collateralized by $14,120,111 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/9/25 – 5/15/55 and by cash of $8,211,631 of which $8,211,487 was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$191,927,175	18.8%
Industrials	190,033,900	18.6
Consumer Discretionary	132,343,052	12.9
Information Technology	91,524,979	9.0
Consumer Staples	82,779,230	8.1
Health Care	79,360,756	7.8
Materials	56,089,813	5.5
Communication Services	29,714,141	2.9
Energy	27,714,113	2.7
Utilities	19,219,879	1.9
Real Estate	11,585,755	1.1
Investment Companies	8,211,487	0.8
Closed End Funds	2,025,352	0.2
Cash and Other	98,659,065	9.7

		100.0%

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	616	12/2025	EUR	40,073,332	739,058
FTSE 100 Index	199	12/2025	GBP	25,177,772	195,365
SPI 200 Index	69	12/2025	AUD	10,127,931	(8,808)
TOPIX Index	117	12/2025	JPY	24,850,188	294,090

					1,219,705

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,518,942	USD	5,670,869	HSBC Bank plc	12/19/2025	(28,639)
GBP	6,952,373	USD	9,428,169	HSBC Bank plc	12/19/2025	(77,108)
JPY	735,404,618	USD	5,044,286	HSBC Bank plc	12/19/2025	(30,502)
USD	10,991,708	EUR	9,321,209	HSBC Bank plc	12/19/2025	(2,066)

Net unrealized depreciation						(138,315)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$2,025,352	$—	$2,025,352
Common Stocks
Australia	—	68,468,584	209,559	68,678,143
Austria	—	305,251	—	305,251
Belgium	—	3,202,761	—	3,202,761
Brazil	—	39,949	—	39,949
Canada	—	47,965	—	47,965
Chile	—	620,867	—	620,867
China	—	16,322,897	—	16,322,897
Denmark	—	6,682,426	—	6,682,426
Finland	—	2,820,276	—	2,820,276
France	—	138,093,169	—	138,093,169
Germany	—	140,988,764	—	140,988,764
Hong Kong	—	6,808,847	—	6,808,847
India	—	4,180,313	—	4,180,313
Indonesia	—	5,129,079	—	5,129,079
Italy	2,691,834	23,823,712	—	26,515,546
Ivory Coast	—	365,763	—	365,763
Japan	—	171,245,057	32,606	171,277,663
Luxembourg	—	4,380,982	—	4,380,982
Mexico	4,433,419	302,415	—	4,735,834
Netherlands	5,159,920	46,666,087	—	51,826,007
New Zealand	—	1,023,137	—	1,023,137
Nigeria	—	89,193	—	89,193
South Africa	—	1,965,588	—	1,965,588
South Korea	—	12,561,204	—	12,561,204
Spain	—	23,175,402	—	23,175,402
Sweden	—	12,323,484	—	12,323,484
Switzerland	—	5,332,328	—	5,332,328
United Kingdom	2,716,022	142,357,951	—	145,073,973
United States	7,934,605	49,791,377	—	57,725,982
Futures	1,228,513	—	—	1,228,513
Short-Term Investments
Investment Companies	8,211,487	—	—	8,211,487

Total Assets	$32,375,800	$891,140,180	$242,165	$923,758,145

Liabilities:
Forward Currency Contracts	$—	$(138,315)	$—	$(138,315)
Futures	(8,808)	—	—	(8,808)

Total Liabilities	$(8,808)	$(138,315)	$—	$(147,123)

Total	$32,366,992	$891,001,865	$242,165	$923,611,022

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,457,786
Aggregate gross unrealized depreciation	(58,958,049)

Net unrealized appreciation	$268,499,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$655,111,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Entertainment (1.3%)
Universal Music Group NV	58,617	$1,690,202
Walt Disney Co. (The)	21,603	2,473,543

		4,163,745

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	36,039	8,761,081
Meta Platforms, Inc., Class A	7,397	5,432,209

		14,193,290

Media (2.0%)
Charter Communications, Inc., Class A*	14,523	3,995,350
Comcast Corp., Class A	77,600	2,438,192

		6,433,542

Total Communication Services		24,790,577

Consumer Discretionary (6.0%)
Broadline Retail (1.4%)
eBay, Inc.	48,338	4,396,341

Hotels, Restaurants & Leisure (3.8%)
Domino’s Pizza, Inc.	7,219	3,116,514
Las Vegas Sands Corp.	36,878	1,983,668
Restaurant Brands International, Inc.	55,366	3,551,826
Starbucks Corp.	41,500	3,510,900

		12,162,908

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	37,128	2,588,936

Total Consumer Discretionary		19,148,185

Consumer Staples (8.8%)
Beverages (1.6%)
Anheuser-Busch InBev SA/NV	47,794	2,850,517
Coca-Cola Co. (The)	34,191	2,267,547

		5,118,064

Consumer Staples Distribution & Retail (1.7%)
Sysco Corp.	67,057	5,521,473

Household Products (3.8%)
Clorox Co. (The)	22,134	2,729,122
Kimberly-Clark Corp.	35,864	4,459,330
Reckitt Benckiser Group plc	63,359	4,872,395

		12,060,847

Tobacco (1.7%)
Philip Morris International, Inc.	33,645	5,457,219

Total Consumer Staples		28,157,603

Energy (7.0%)
Energy Equipment & Services (0.5%)
Tenaris SA	92,732	1,653,766

Oil, Gas & Consumable Fuels (6.5%)
Chevron Corp.	49,138	7,630,640
ConocoPhillips	43,018	4,069,073
EQT Corp.	31,076	1,691,467
Exxon Mobil Corp.	25,354	2,858,663
Suncor Energy, Inc.	109,546	4,580,118

		20,829,961

Total Energy		22,483,727

Financials (20.4%)
Banks (14.4%)
Bank of America Corp.	221,187	11,411,037
Citigroup, Inc.	60,346	6,125,119
Citizens Financial Group, Inc.	107,768	5,728,947
Fifth Third Bancorp	103,435	4,608,029
Huntington Bancshares, Inc.	317,428	5,481,981
M&T Bank Corp.	19,630	3,879,281
Wells Fargo & Co.	108,367	9,083,322

		46,317,716

Capital Markets (2.6%)
Goldman Sachs Group, Inc. (The)	2,265	1,803,733
State Street Corp.	57,627	6,685,308

		8,489,041

Consumer Finance (0.4%)
Capital One Financial Corp.	5,984	1,272,079

Insurance (3.0%)
Allstate Corp. (The)	11,236	2,411,807
American International Group, Inc.	52,005	4,084,473
MetLife, Inc.	37,405	3,081,050

		9,577,330

Total Financials		65,656,166

Health Care (16.4%)
Biotechnology (0.4%)
Regeneron Pharmaceuticals, Inc.	2,419	1,360,131

Health Care Equipment & Supplies (2.6%)
Becton Dickinson & Co.	15,944	2,984,238
GE HealthCare Technologies, Inc.	27,183	2,041,443
Medtronic plc	35,102	3,343,115

		8,368,796

Health Care Providers & Services (6.2%)
CVS Health Corp.	111,072	8,373,718
Elevance Health, Inc.	15,216	4,916,594
Henry Schein, Inc.*	32,829	2,178,861
Humana, Inc.	7,447	1,937,486
UnitedHealth Group, Inc.	7,707	2,661,227

		20,067,886

Life Sciences Tools & Services (1.3%)
ICON plc*	11,794	2,063,950
IQVIA Holdings, Inc.*	10,734	2,038,816

		4,102,766

Pharmaceuticals (5.9%)
AstraZeneca plc	29,028	4,365,426
Bristol-Myers Squibb Co.	40,816	1,840,802
Johnson & Johnson	23,896	4,430,796
Merck & Co., Inc.	47,415	3,979,541
Sanofi SA (ADR)	91,349	4,311,673

		18,928,238

Total Health Care		52,827,817

Industrials (10.3%)
Aerospace & Defense (1.3%)
Textron, Inc.	49,843	4,211,235

Air Freight & Logistics (1.7%)
FedEx Corp.	23,100	5,447,211

Building Products (1.5%)
Johnson Controls International plc	44,655	4,909,817

Electrical Equipment (2.7%)
Eaton Corp. plc	12,089	4,524,308
Emerson Electric Co.	31,757	4,165,884

		8,690,192

Machinery (2.3%)
Caterpillar, Inc.	7,632	3,641,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	17,828	$3,573,979

		7,215,588

Professional Services (0.8%)
TransUnion	30,549	2,559,395

Total Industrials		33,033,438

Information Technology (11.5%)
Communications Equipment (3.0%)
Cisco Systems, Inc.	112,824	7,719,418
F5, Inc.*	6,047	1,954,330

		9,673,748

IT Services (2.0%)
Cognizant Technology Solutions Corp., Class A	70,152	4,705,094
DXC Technology Co.*	124,617	1,698,530

		6,403,624

Semiconductors & Semiconductor Equipment (3.5%)
Intel Corp.*	99,568	3,340,506
NXP Semiconductors NV	24,509	5,581,435
QUALCOMM, Inc.	13,969	2,323,883

		11,245,824

Software (3.0%)
Microsoft Corp.	18,615	9,641,639

Total Information Technology		36,964,835

Materials (2.8%)
Chemicals (1.8%)
Corteva, Inc.	27,463	1,857,323
International Flavors & Fragrances, Inc.	63,066	3,881,081

		5,738,404

Containers & Packaging (1.0%)
International Paper Co.	69,182	3,210,045

Total Materials		8,948,449

Real Estate (0.8%)
Specialized REITs (0.8%)
SBA Communications Corp. (REIT)	12,922	2,498,469

Total Real Estate		2,498,469

Utilities (4.0%)
Electric Utilities (0.9%)
Evergy, Inc.	36,214	2,752,988

Multi-Utilities (3.1%)
Dominion Energy, Inc.	67,801	4,147,387
Sempra	65,599	5,902,598

		10,049,985

Total Utilities		12,802,973

Total Common Stocks (95.7%) (Cost $203,783,042)		307,312,239

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	7,352,868	7,355,809

Total Short-Term Investments (2.3%) (Cost $7,355,451)		7,355,809

Total Investments in Securities (98.0%) (Cost $211,138,493)		314,668,048
Other Assets Less Liabilities (2.0%)		6,554,419

Net Assets (100%)		$321,222,467

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	189,678	USD	222,672	Deutsche Bank AG	10/8/2025	101
GBP	82,931	USD	111,182	Royal Bank of Canada	10/8/2025	357
USD	105,375	CAD	145,831	Barclays Bank plc	10/8/2025	558
USD	105,404	CAD	145,831	JPMorgan Chase Bank	10/8/2025	588
USD	3,957,023	CAD	5,466,873	Royal Bank of Canada	10/8/2025	27,690

Total unrealized appreciation						29,294

CAD	192,479	USD	139,661	Deutsche Bank AG	10/8/2025	(1,316)
GBP	77,784	USD	104,787	CIBC World Markets, Inc.	10/8/2025	(171)
USD	133,655	CAD	186,253	Goldman Sachs International	10/8/2025	(215)
USD	5,362,974	EUR	4,598,536	Royal Bank of Canada	10/8/2025	(37,928)
USD	4,714,287	GBP	3,510,982	Deutsche Bank AG	10/8/2025	(7,804)

Total unrealized depreciation						(47,434)

Net unrealized depreciation						(18,140)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,100,375	$1,690,202	$—	$24,790,577
Consumer Discretionary	19,148,185	—	—	19,148,185
Consumer Staples	20,434,691	7,722,912	—	28,157,603
Energy	20,829,961	1,653,766	—	22,483,727
Financials	65,656,166	—	—	65,656,166
Health Care	48,462,391	4,365,426	—	52,827,817
Industrials	33,033,438	—	—	33,033,438
Information Technology	36,964,835	—	—	36,964,835
Materials	8,948,449	—	—	8,948,449
Real Estate	2,498,469	—	—	2,498,469
Utilities	12,802,973	—	—	12,802,973
Forward Currency Contracts	—	29,294	—	29,294
Short-Term Investments
Investment Companies	7,355,809	—	—	7,355,809

Total Assets	$299,235,742	$15,461,600	$—	$314,697,342

Liabilities:
Forward Currency Contracts	$—	$(47,434)	$—	$(47,434)

Total Liabilities	$—	$(47,434)	$—	$(47,434)

Total	$299,235,742	$15,414,166	$—	$314,649,908

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,256,187
Aggregate gross unrealized depreciation	(8,693,256)

Net unrealized appreciation	$102,562,931

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,086,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.6%)
MercadoLibre, Inc.*	1,323	$3,091,772

Canada (2.2%)
Shopify, Inc., Class A*	76,166	11,319,029

China (3.2%)
JD.com, Inc. (ADR)	307,195	10,745,681
Tencent Holdings Ltd.	64,700	5,512,256

		16,257,937

France (5.9%)
Airbus SE	76,914	17,825,394
EssilorLuxottica SA	18,306	5,931,836
LVMH Moet Hennessy Louis Vuitton SE	10,446	6,383,478

		30,140,708

Germany (3.6%)
Allianz SE (Registered)	9,477	3,976,601
SAP SE	53,334	14,270,365

		18,246,966

India (5.3%)
DLF Ltd.	2,073,147	16,647,985
HDFC Bank Ltd.	228,494	2,447,357
ICICI Bank Ltd. (ADR)	265,665	8,031,053

		27,126,395

Israel (0.4%)
Nice Ltd. (ADR)(x)*	15,550	2,251,329

Italy (1.4%)
Brunello Cucinelli SpA(x)	40,701	4,444,006
Ferrari NV	4,041	1,952,769
Moncler SpA	16,488	965,370

		7,362,145

Japan (2.3%)
Capcom Co. Ltd.	141,400	3,846,585
Hoya Corp.	18,200	2,519,830
Keyence Corp.	13,756	5,132,745

		11,499,160

Netherlands (2.3%)
Adyen NV(m)*	4,025	6,450,377
ASML Holding NV	1,555	1,511,819
BE Semiconductor Industries NV	15,083	2,246,285
Universal Music Group NV	44,312	1,277,722

		11,486,203

Spain (1.3%)
Amadeus IT Group SA	85,102	6,744,195

Sweden (1.1%)
Assa Abloy AB, Class B	81,377	2,823,093
Atlas Copco AB, Class A	151,532	2,557,618

		5,380,711

Switzerland (1.8%)
Galderma Group AG	15,788	2,742,893
Lonza Group AG (Registered)	9,327	6,176,992

		8,919,885

Taiwan (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	438,000	18,754,183

United States (64.1%)
Alphabet, Inc., Class A	204,358	49,679,430
Amazon.com, Inc.*	47,016	10,323,303
Analog Devices, Inc.	63,341	15,562,884
ARM Holdings plc (ADR)(x)*	27,963	3,956,485
Boston Scientific Corp.*	68,886	6,725,340
Broadcom, Inc.	46,176	15,233,924
Cadence Design Systems, Inc.*	8,192	2,877,522
Ecolab, Inc.	10,923	2,991,373
Eli Lilly & Co.	16,746	12,777,198
Equifax, Inc.	21,624	5,547,205
IDEXX Laboratories, Inc.*	3,792	2,422,671
Intuit, Inc.	19,042	13,003,972
Intuitive Surgical, Inc.*	13,839	6,189,216
IQVIA Holdings, Inc.*	12,061	2,290,866
Lam Research Corp.	103,819	13,901,364
Linde plc	3,375	1,603,125
Marriott International, Inc., Class A	17,926	4,668,647
Marvell Technology, Inc.	77,412	6,508,027
Mastercard, Inc., Class A	8,504	4,837,160
Meta Platforms, Inc., Class A	49,287	36,195,387
Microsoft Corp.	30,423	15,757,593
Netflix, Inc.*	8,383	10,050,546
NVIDIA Corp.	144,797	27,016,224
Phathom Pharmaceuticals, Inc.(x)*	104,625	1,231,436
S&P Global, Inc.	38,950	18,957,355
ServiceNow, Inc.*	3,152	2,900,723
Spotify Technology SA*	6,877	4,800,146
Stryker Corp.	5,947	2,198,428
Thermo Fisher Scientific, Inc.	10,730	5,204,265
TJX Cos., Inc. (The)	26,093	3,771,482
Visa, Inc., Class A	44,489	15,187,655
Zoetis, Inc.	8,370	1,224,698

		325,595,650

Total Investments in Securities (99.2%) (Cost $251,298,881)		504,176,268
Other Assets Less Liabilities (0.8%)		3,923,285

Net Assets (100%)		$508,099,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $6,450,377 or 1.3% of net assets.

(x)

All or a portion of security is on loan at September 30, 2025, the Portfolio had loaned securities with a total value of $9,356,887. This was collateralized by $9,552,703 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Information Technology	$172,204,473	33.9%
Communication Services	111,362,072	21.9
Financials	59,887,558	11.8
Health Care	57,635,669	11.3
Consumer Discretionary	53,090,703	10.4
Industrials	28,753,310	5.7
Real Estate	16,647,985	3.3
Materials	4,594,498	0.9
Cash and Other	3,923,285	0.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$3,091,772	$—	$—	$3,091,772
Canada	11,319,029	—	—	11,319,029
China	10,745,681	5,512,256	—	16,257,937
France	—	30,140,708	—	30,140,708
Germany	—	18,246,966	—	18,246,966
India	8,031,053	19,095,342	—	27,126,395
Israel	2,251,329	—	—	2,251,329
Italy	—	7,362,145	—	7,362,145
Japan	—	11,499,160	—	11,499,160
Netherlands	—	11,486,203	—	11,486,203
Spain	—	6,744,195	—	6,744,195
Sweden	—	5,380,711	—	5,380,711
Switzerland	—	8,919,885	—	8,919,885
Taiwan	—	18,754,183	—	18,754,183
United States	325,595,650	—	—	325,595,650

Total Assets	$361,034,514	$143,141,754	$—	$504,176,268

Total Liabilities	$—	$—	$—	$—

Total	$361,034,514	$143,141,754	$—	$504,176,268

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,536,573
Aggregate gross unrealized depreciation	(5,880,357)

Net unrealized appreciation	$252,656,216

Federal income tax cost of investments in securities and derivative instruments, if applicable	$251,520,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.8%)
BHP Group Ltd.	70,916	$1,995,725
Glencore plc	776,830	3,568,896
Rio Tinto plc	31,816	2,091,329
Transurban Group	73,152	667,984

		8,323,934

Austria (0.7%)
Mondi plc	115,548	1,591,301

Belgium (0.7%)
Warehouses De Pauw CVA (REIT)	64,593	1,613,778

Canada (9.4%)
Agnico Eagle Mines Ltd.	1,997	336,349
Enbridge, Inc.	120,505	6,079,368
Franco-Nevada Corp.	3,340	743,430
Keyera Corp.	81,769	2,743,260
Nutrien Ltd.(x)	52,987	3,111,754
Pembina Pipeline Corp.	74,721	3,021,162
TC Energy Corp.(x)	53,177	2,891,358
West Fraser Timber Co. Ltd.(x)	30,085	2,045,226

		20,971,907

China (0.7%)
China Tower Corp. Ltd., Class H(m)	1,005,000	1,482,585

Finland (0.5%)
Stora Enso OYJ, Class R	44,544	488,244
UPM-Kymmene OYJ	19,299	527,251

		1,015,495

France (6.8%)
Aeroports de Paris SA(x)	6,962	917,911
Gecina SA (REIT)	21,728	2,175,982
Getlink SE	206,006	3,787,549
TotalEnergies SE	28,612	1,737,710
Unibail-Rodamco-Westfield (REIT)	6,885	722,973
Vinci SA	40,847	5,656,460

		14,998,585

Germany (1.0%)
LEG Immobilien SE	28,251	2,245,479

Hong Kong (0.2%)
Link REIT (REIT)	69,200	355,695

Italy (1.6%)
Infrastrutture Wireless Italiane SpA(m)	111,592	1,311,456
Snam SpA	190,207	1,142,913
Terna - Rete Elettrica Nazionale	113,204	1,148,052

		3,602,421

Japan (2.2%)
Japan Airport Terminal Co. Ltd.	13,100	418,374
Mitsui Fudosan Co. Ltd.	227,200	2,478,099
Nippon Prologis REIT, Inc. (REIT)	2,559	1,495,064
Sumitomo Forestry Co. Ltd.(x)	33,300	396,646

		4,788,183

Singapore (0.9%)
CapitaLand Ascendas REIT (REIT)	363,100	785,340
CapitaLand Investment Ltd.	236,800	493,811
Mapletree Logistics Trust (REIT)	830,100	804,392

		2,083,543

Spain (1.6%)
Cellnex Telecom SA(m)	65,596	2,271,113
Redeia Corp. SA	67,859	1,309,772

		3,580,885

Sweden (0.6%)
Billerud Aktiebolag	76,124	683,259
Svenska Cellulosa AB SCA, Class B	57,249	756,173

		1,439,432

Switzerland (0.8%)
PSP Swiss Property AG (Registered)	4,617	792,845
Swiss Prime Site AG (Registered)	6,398	894,538

		1,687,383

United Kingdom (8.4%)
National Grid plc	551,069	7,911,592
Pennon Group plc	89,666	563,887
Segro plc (REIT)	370,780	3,268,231
Severn Trent plc	37,433	1,302,894
Tritax Big Box REIT plc (REIT)	1,269,562	2,467,242
UNITE Group plc (The) (REIT)(x)	271,545	2,625,794
United Utilities Group plc	37,148	572,795

		18,712,435

United States (59.2%)
Alexandria Real Estate Equities, Inc. (REIT)	12,829	1,069,169
American Homes 4 Rent (REIT), Class A	61,917	2,058,740
American Tower Corp. (REIT)	26,688	5,132,636
AvalonBay Communities, Inc. (REIT)	9,822	1,897,316
Brixmor Property Group, Inc. (REIT)	125,386	3,470,684
Cheniere Energy, Inc.	22,752	5,346,265
Chevron Corp.	7,916	1,229,276
ConocoPhillips	18,269	1,728,065
Consolidated Edison, Inc.	9,976	1,002,787
Corteva, Inc.	57,808	3,909,555
Crown Castle, Inc. (REIT)	13,661	1,318,150
Devon Energy Corp.	51,531	1,806,677
Digital Realty Trust, Inc. (REIT)	11,497	1,987,601
Edison International	37,350	2,064,708
EOG Resources, Inc.	6,990	783,719
Equinix, Inc. (REIT)	6,661	5,217,162
Equity LifeStyle Properties, Inc. (REIT)	46,876	2,845,373
Equity Residential (REIT)	26,175	1,694,308
Essential Utilities, Inc.	88,631	3,536,377
Extra Space Storage, Inc. (REIT)	9,941	1,401,085
Exxon Mobil Corp.	31,825	3,588,269
Federal Realty Investment Trust (REIT)	42,571	4,312,868
Freeport-McMoRan, Inc.	73,847	2,896,279
Healthpeak Properties, Inc. (REIT)	38,644	740,033
Host Hotels & Resorts, Inc. (REIT)	39,367	670,026
International Paper Co.	15,563	722,123
Invitation Homes, Inc. (REIT)	66,340	1,945,752
Kimco Realty Corp. (REIT)	49,589	1,083,520
Kinder Morgan, Inc.	168,269	4,763,695
Mid-America Apartment Communities, Inc. (REIT)	7,617	1,064,323
Newmont Corp.	21,290	1,794,960
ONEOK, Inc.	57,489	4,194,972
PG&E Corp.	135,754	2,047,170
PotlatchDeltic Corp. (REIT)	24,157	984,398
Prologis, Inc. (REIT)	84,371	9,662,167
Public Storage (REIT)	12,068	3,485,842
Realty Income Corp. (REIT)	24,609	1,495,981
Regency Centers Corp. (REIT)	37,303	2,719,389
Rexford Industrial Realty, Inc. (REIT)	66,529	2,735,007
SBA Communications Corp. (REIT)	2,305	445,672
Sempra	22,504	2,024,910
Shell plc	60,107	2,139,375
Simon Property Group, Inc. (REIT)	24,444	4,587,405
Smurfit WestRock plc	29,905	1,273,056
Targa Resources Corp.	27,492	4,606,010
Ventas, Inc. (REIT)	58,614	4,102,394
Welltower, Inc. (REIT)	38,802	6,912,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	60,295	$1,494,713
Williams Cos., Inc. (The)	53,548	3,392,266

		131,384,416

Total Common Stocks (99.1%) (Cost $207,437,802)		219,877,457

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	7,283,752	7,283,752

Total Short-Term Investments (3.3%) (Cost $7,283,752)		7,283,752

Total Investments in Securities (102.4%) (Cost $214,721,554)		227,161,209
Other Assets Less Liabilities (-2.4%)		(5,249,308)

Net Assets (100%)		$221,911,901

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,065,154 or 2.3% of net assets.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $8,165,911. This was collateralized by $1,210,168 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/15/25 – 5/15/55 and by cash of $7,283,752 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Real Estate	$99,753,165	44.9%
Energy	50,051,447	22.5
Materials	28,534,910	12.9
Utilities	24,627,857	11.1
Industrials	11,448,278	5.2
Investment Companies	7,283,752	3.3
Communication Services	5,065,154	2.3
Consumer Discretionary	396,646	0.2
Cash and Other	(5,249,308)	(2.4)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$8,323,934	$—	$8,323,934
Austria	—	1,591,301	—	1,591,301
Belgium	—	1,613,778	—	1,613,778
Canada	20,971,907	—	—	20,971,907
China	—	1,482,585	—	1,482,585
Finland	—	1,015,495	—	1,015,495
France	—	14,998,585	—	14,998,585
Germany	—	2,245,479	—	2,245,479
Hong Kong	—	355,695	—	355,695
Italy	—	3,602,421	—	3,602,421
Japan	—	4,788,183	—	4,788,183
Singapore	—	2,083,543	—	2,083,543
Spain	—	3,580,885	—	3,580,885
Sweden	—	1,439,432	—	1,439,432
Switzerland	—	1,687,383	—	1,687,383
United Kingdom	—	18,712,435	—	18,712,435
United States	129,245,041	2,139,375	—	131,384,416
Short-Term Investments
Investment Companies	7,283,752	—	—	7,283,752

Total Assets	$157,500,700	$69,660,509	$—	$227,161,209

Total Liabilities	$—	$—	$—	$—

Total	$157,500,700	$69,660,509	$—	$227,161,209

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,845,313
Aggregate gross unrealized depreciation	(9,658,849)

Net unrealized appreciation	$12,186,464

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,974,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	15,752	$444,836
Verizon Communications, Inc.	9,288	408,208

		853,044

Entertainment (0.5%)
Electronic Arts, Inc.	496	100,043
Live Nation Entertainment, Inc.*	349	57,027
Netflix, Inc.*	936	1,122,189
Take-Two Interactive Software, Inc.*	375	96,885
TKO Group Holdings, Inc., Class A	148	29,890
Walt Disney Co. (The)	3,961	453,534
Warner Bros Discovery, Inc.*	5,417	105,794

		1,965,362

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A	12,841	3,121,647
Alphabet, Inc., Class C	10,303	2,509,296
Match Group, Inc.	542	19,143
Meta Platforms, Inc., Class A	4,787	3,515,477

		9,165,563

Media (0.1%)
Charter Communications, Inc., Class A*	205	56,397
Comcast Corp., Class A	8,113	254,910
Fox Corp., Class A	473	29,827
Fox Corp., Class B	291	16,672
Interpublic Group of Cos., Inc. (The)	818	22,830
News Corp., Class A	835	25,643
News Corp., Class B	262	9,052
Omnicom Group, Inc.	432	35,221
Paramount Skydance Corp., Class B(x)	678	12,828
Trade Desk, Inc. (The), Class A*	993	48,667

		512,047

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,063	254,461

Total Communication Services		12,750,477

Consumer Discretionary (3.5%)
Automobile Components (0.0%)†
Aptiv plc*	482	41,558

Automobiles (0.8%)
Ford Motor Co.	8,642	103,358
General Motors Co.	2,097	127,854
Tesla, Inc.*	6,191	2,753,262

		2,984,474

Broadline Retail (1.3%)
Amazon.com, Inc.*	21,421	4,703,409
eBay, Inc.	1,007	91,587

		4,794,996

Distributors (0.0%)†
Genuine Parts Co.	307	42,550
LKQ Corp.	567	17,316
Pool Corp.	72	22,325

		82,191

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	945	114,742
Booking Holdings, Inc.	71	383,348
Carnival Corp.*	2,323	67,158
Chipotle Mexican Grill, Inc.*	2,954	115,767
Darden Restaurants, Inc.	259	49,303
Domino’s Pizza, Inc.	69	29,788
DoorDash, Inc., Class A*	815	221,672
Expedia Group, Inc.	260	55,575
Hilton Worldwide Holdings, Inc.	518	134,390
Las Vegas Sands Corp.	680	36,577
Marriott International, Inc., Class A	496	129,178
McDonald’s Corp.	1,572	477,715
MGM Resorts International*	450	15,597
Norwegian Cruise Line Holdings Ltd.*	988	24,335
Royal Caribbean Cruises Ltd.	553	178,940
Starbucks Corp.	2,515	212,769
Wynn Resorts Ltd.	186	23,858
Yum! Brands, Inc.	615	93,480

		2,364,192

Household Durables (0.1%)
DR Horton, Inc.	612	103,716
Garmin Ltd.	360	88,639
Lennar Corp., Class A	501	63,146
Mohawk Industries, Inc.*	122	15,728
NVR, Inc.*	6	48,208
PulteGroup, Inc.	435	57,477

		376,914

Leisure Products (0.0%)†
Hasbro, Inc.	290	21,996

Specialty Retail (0.6%)
AutoZone, Inc.*	37	158,739
Best Buy Co., Inc.	426	32,214
CarMax, Inc.*	331	14,852
Home Depot, Inc. (The)	2,192	888,176
Lowe’s Cos., Inc.	1,238	311,122
O’Reilly Automotive, Inc.*	1,869	201,497
Ross Stores, Inc.	721	109,873
TJX Cos., Inc. (The)	2,458	355,279
Tractor Supply Co.	1,173	66,709
Ulta Beauty, Inc.*	100	54,675
Williams-Sonoma, Inc.	272	53,162

		2,246,298

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	327	33,148
Lululemon Athletica, Inc.*	244	43,415
NIKE, Inc., Class B	2,607	181,786
Ralph Lauren Corp.	85	26,653
Tapestry, Inc.	459	51,968

		336,970

Total Consumer Discretionary		13,249,589

Consumer Staples (1.6%)
Beverages (0.3%)
Brown-Forman Corp., Class B	388	10,507
Coca-Cola Co. (The)	8,533	565,909
Constellation Brands, Inc., Class A	315	42,421
Keurig Dr Pepper, Inc.	3,006	76,683
Molson Coors Beverage Co., Class B	373	16,878
Monster Beverage Corp.*	1,553	104,532
PepsiCo, Inc.	3,016	423,567

		1,240,497

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	977	904,341
Dollar General Corp.	487	50,331
Dollar Tree, Inc.*	437	41,240
Kroger Co. (The)	1,355	91,341
Sysco Corp.	1,052	86,622
Target Corp.	1,005	90,148
Walmart, Inc.	9,669	996,487

		2,260,510

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,063	63,504
Bunge Global SA	297	24,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)(x)	462	$14,590
Conagra Brands, Inc.	1,056	19,335
General Mills, Inc.	1,178	59,395
Hershey Co. (The)	327	61,165
Hormel Foods Corp.	642	15,883
J M Smucker Co. (The)	236	25,630
Kellanova	595	48,802
Kraft Heinz Co. (The)	1,912	49,788
Lamb Weston Holdings, Inc.	307	17,831
McCormick & Co., Inc. (Non- Voting)	559	37,403
Mondelez International, Inc., Class A	2,866	179,039
Tyson Foods, Inc., Class A	634	34,426

		650,922

Household Products (0.3%)
Church & Dwight Co., Inc.	545	47,758
Clorox Co. (The)	273	33,661
Colgate-Palmolive Co.	1,780	142,293
Kimberly-Clark Corp.	735	91,390
Procter & Gamble Co. (The)	5,160	792,834

		1,107,936

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	519	45,735
Kenvue, Inc.	4,249	68,961

		114,696

Tobacco (0.2%)
Altria Group, Inc.	3,701	244,488
Philip Morris International, Inc.	3,429	556,184

		800,672

Total Consumer Staples		6,175,233

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,193	106,843
Halliburton Co.	1,903	46,814
Schlumberger NV	3,311	113,799

		267,456

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	788	19,133
Chevron Corp.	4,248	659,672
ConocoPhillips	2,751	260,217
Coterra Energy, Inc.	1,690	39,968
Devon Energy Corp.	1,421	49,820
Diamondback Energy, Inc.	414	59,243
EOG Resources, Inc.	1,208	135,441
EQT Corp.	1,325	72,120
Expand Energy Corp.	519	55,139
Exxon Mobil Corp.	9,392	1,058,948
Kinder Morgan, Inc.	4,278	121,110
Marathon Petroleum Corp.	670	129,136
Occidental Petroleum Corp.	1,568	74,088
ONEOK, Inc.	1,382	100,844
Phillips 66	890	121,058
Targa Resources Corp.	474	79,414
Texas Pacific Land Corp.	41	38,279
Valero Energy Corp.	684	116,458
Williams Cos., Inc. (The)	2,703	171,235

		3,361,323

Total Energy		3,628,779

Financials (4.5%)
Banks (1.2%)
Bank of America Corp.	15,012	774,469
Citigroup, Inc.	4,055	411,583
Citizens Financial Group, Inc.	959	50,980
Fifth Third Bancorp	1,477	65,800
Huntington Bancshares, Inc.	3,224	55,678
JPMorgan Chase & Co.	6,071	1,914,976
KeyCorp	2,053	38,371
M&T Bank Corp.	344	67,981
PNC Financial Services Group, Inc. (The)	868	174,407
Regions Financial Corp.	1,990	52,476
Truist Financial Corp.	2,841	129,891
US Bancorp	3,428	165,675
Wells Fargo & Co.	7,057	591,518

		4,493,805

Capital Markets (1.2%)
Ameriprise Financial, Inc.	210	103,163
Bank of New York Mellon Corp. (The)	1,554	169,324
BlackRock, Inc.	317	369,581
Blackstone, Inc.	1,615	275,923
Cboe Global Markets, Inc.	232	56,898
Charles Schwab Corp. (The)	3,759	358,872
CME Group, Inc.	797	215,341
Coinbase Global, Inc., Class A*	498	168,070
FactSet Research Systems, Inc.	84	24,065
Franklin Resources, Inc.	675	15,613
Goldman Sachs Group, Inc. (The)	667	531,165
Interactive Brokers Group, Inc., Class A	968	66,608
Intercontinental Exchange, Inc.	1,261	212,453
KKR & Co., Inc.	1,497	194,535
Moody’s Corp.	342	162,956
Morgan Stanley	2,673	424,900
MSCI, Inc.	170	96,460
Nasdaq, Inc.	999	88,362
Northern Trust Corp.	421	56,667
Raymond James Financial, Inc.	391	67,487
Robinhood Markets, Inc., Class A*	1,705	244,122
S&P Global, Inc.	688	334,856
State Street Corp.	631	73,202
T. Rowe Price Group, Inc.	488	50,088

		4,360,711

Consumer Finance (0.2%)
American Express Co.	1,196	397,264
Capital One Financial Corp.	1,409	299,525
Synchrony Financial	820	58,261

		755,050

Financial Services (1.3%)
Apollo Global Management, Inc.	999	133,137
Berkshire Hathaway, Inc., Class B*	4,048	2,035,092
Block, Inc., Class A*	1,211	87,519
Corpay, Inc.*	156	44,937
Fidelity National Information Services, Inc.	1,163	76,688
Fiserv, Inc.*	1,198	154,458
Global Payments, Inc.	539	44,780
Jack Henry & Associates, Inc.	161	23,978
Mastercard, Inc., Class A	1,819	1,034,665
PayPal Holdings, Inc.*	2,105	141,161
Visa, Inc., Class A	3,742	1,277,444

		5,053,859

Insurance (0.6%)
Aflac, Inc.	1,060	118,402
Allstate Corp. (The)	580	124,497
American International Group, Inc.	1,220	95,819
Aon plc, Class A	475	169,376
Arch Capital Group Ltd.	826	74,943
Arthur J Gallagher & Co.	567	175,623
Assurant, Inc.	112	24,259
Brown & Brown, Inc.	635	59,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	817	$230,598
Cincinnati Financial Corp.	346	54,703
Erie Indemnity Co., Class A	59	18,771
Everest Group Ltd.	94	32,922
Globe Life, Inc.	183	26,164
Hartford Insurance Group, Inc. (The)	619	82,568
Loews Corp.	385	38,650
Marsh & McLennan Cos., Inc.	1,083	218,257
MetLife, Inc.	1,231	101,397
Principal Financial Group, Inc.	456	37,807
Progressive Corp. (The)	1,291	318,812
Prudential Financial, Inc.	784	81,332
Travelers Cos., Inc. (The)	496	138,493
W.R. Berkley Corp.	663	50,799
Willis Towers Watson plc	215	74,272

		2,348,021

Total Financials		17,011,446

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	3,892	901,154
Amgen, Inc.	1,186	334,689
Biogen, Inc.*	324	45,386
Gilead Sciences, Inc.	2,733	303,363
Incyte Corp.*	356	30,192
Moderna, Inc.*	798	20,612
Regeneron Pharmaceuticals, Inc.	224	125,949
Vertex Pharmaceuticals, Inc.*	565	221,277

		1,982,622

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	3,834	513,526
Align Technology, Inc.*	149	18,658
Baxter International, Inc.	1,135	25,844
Becton Dickinson & Co.	634	118,666
Boston Scientific Corp.*	3,274	319,641
Cooper Cos., Inc. (The)*	442	30,303
Dexcom, Inc.*	868	58,408
Edwards Lifesciences Corp.*	1,298	100,945
GE HealthCare Technologies, Inc.	1,013	76,076
Hologic, Inc.*	493	33,273
IDEXX Laboratories, Inc.*	176	112,445
Insulet Corp.*	156	48,162
Intuitive Surgical, Inc.*	790	353,312
Medtronic plc	2,823	268,862
ResMed, Inc.	324	88,688
Solventum Corp.*	305	22,265
STERIS plc	218	53,942
Stryker Corp.	758	280,210
Zimmer Biomet Holdings, Inc.	438	43,143

		2,566,369

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	528	82,875
Cencora, Inc.	427	133,450
Centene Corp.*	1,028	36,679
Cigna Group (The)	591	170,356
CVS Health Corp.	2,800	211,092
DaVita, Inc.*	79	10,497
Elevance Health, Inc.	496	160,268
HCA Healthcare, Inc.	361	153,858
Henry Schein, Inc.*	227	15,066
Humana, Inc.	267	69,465
Labcorp Holdings, Inc.	185	53,106
McKesson Corp.	274	211,676
Molina Healthcare, Inc.*	120	22,963
Quest Diagnostics, Inc.	247	47,073
UnitedHealth Group, Inc.	1,995	688,874
Universal Health Services, Inc., Class B	126	25,759

		2,093,057

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	631	80,989
Bio-Techne Corp.	345	19,192
Charles River Laboratories International, Inc.*	108	16,898
Danaher Corp.	1,409	279,348
IQVIA Holdings, Inc.*	364	69,138
Mettler-Toledo International, Inc.*	45	55,242
Revvity, Inc.	261	22,877
Thermo Fisher Scientific, Inc.	832	403,537
Waters Corp.*	132	39,575
West Pharmaceutical Services, Inc.	159	41,710

		1,028,506

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	4,504	203,131
Eli Lilly & Co.	1,751	1,336,013
Johnson & Johnson	5,305	983,653
Merck & Co., Inc.	5,502	461,783
Pfizer, Inc.	12,525	319,137
Viatris, Inc.	2,598	25,720
Zoetis, Inc.	976	142,808

		3,472,245

Total Health Care		11,142,799

Industrials (2.7%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	173	124,152
Boeing Co. (The)*	1,669	360,220
GE Aerospace	2,336	702,716
General Dynamics Corp.	557	189,937
Howmet Aerospace, Inc.	893	175,233
Huntington Ingalls Industries, Inc.	86	24,760
L3Harris Technologies, Inc.	414	126,440
Lockheed Martin Corp.	453	226,142
Northrop Grumman Corp.	296	180,359
RTX Corp.	2,949	493,456
Textron, Inc.	400	33,796
TransDigm Group, Inc.	124	163,434

		2,800,645

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	263	34,821
Expeditors International of Washington, Inc.	303	37,145
FedEx Corp.	478	112,717
United Parcel Service, Inc., Class B	1,624	135,653

		320,336

Building Products (0.2%)
A.O. Smith Corp.	252	18,499
Allegion plc	190	33,697
Builders FirstSource, Inc.*	244	29,585
Carrier Global Corp.	1,765	105,370
Johnson Controls International plc	1,442	158,548
Lennox International, Inc.	71	37,585
Masco Corp.	467	32,872
Trane Technologies plc	490	206,760

		622,916

Commercial Services & Supplies (0.2%)
Cintas Corp.	759	155,792
Copart, Inc.*	1,946	87,512
Republic Services, Inc.	450	103,266
Rollins, Inc.	622	36,536
Veralto Corp.	549	58,529
Waste Management, Inc.	810	178,872

		620,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
EMCOR Group, Inc.	99	$64,304
Quanta Services, Inc.	328	135,930

		200,234

Electrical Equipment (0.3%)
AMETEK, Inc.	511	96,068
Eaton Corp. plc	858	321,107
Emerson Electric Co.	1,245	163,319
GE Vernova, Inc.	600	368,940
Generac Holdings, Inc.*	131	21,929
Hubbell, Inc., Class B	118	50,777
Rockwell Automation, Inc.	249	87,033

		1,109,173

Ground Transportation (0.3%)
CSX Corp.	4,107	145,840
JB Hunt Transport Services, Inc.	173	23,211
Norfolk Southern Corp.	494	148,403
Old Dominion Freight Line, Inc.	411	57,861
Uber Technologies, Inc.*	4,594	450,074
Union Pacific Corp.	1,306	308,699

		1,134,088

Industrial Conglomerates (0.1%)
3M Co.	1,173	182,026
Honeywell International, Inc.	1,399	294,490

		476,516

Machinery (0.5%)
Caterpillar, Inc.	1,032	492,419
Cummins, Inc.	305	128,823
Deere & Co.	555	253,779
Dover Corp.	304	50,716
Fortive Corp.	752	36,840
IDEX Corp.	167	27,181
Illinois Tool Works, Inc.	584	152,284
Ingersoll Rand, Inc.	797	65,848
Nordson Corp.	120	27,234
Otis Worldwide Corp.	873	79,818
PACCAR, Inc.	1,162	114,248
Parker-Hannifin Corp.	281	213,040
Pentair plc	364	40,317
Snap-on, Inc.	116	40,198
Stanley Black & Decker, Inc.	342	25,421
Westinghouse Air Brake Technologies Corp.	378	75,778
Xylem, Inc.	538	79,355

		1,903,299

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,445	82,004
Southwest Airlines Co.	1,157	36,920
United Airlines Holdings, Inc.*	722	69,673

		188,597

Professional Services (0.2%)
Automatic Data Processing, Inc.	892	261,802
Broadridge Financial Solutions, Inc.	260	61,924
Dayforce, Inc.*	354	24,387
Equifax, Inc.	274	70,289
Jacobs Solutions, Inc.	266	39,863
Leidos Holdings, Inc.	285	53,854
Paychex, Inc.	709	89,873
Paycom Software, Inc.	107	22,271
Verisk Analytics, Inc.	309	77,716

		701,979

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,539	124,512
United Rentals, Inc.	142	135,562
W.W. Grainger, Inc.	97	92,437

		352,511

Total Industrials		10,430,801

Information Technology (11.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,270	330,762
Cisco Systems, Inc.	8,724	596,896
F5, Inc.*	127	41,045
Motorola Solutions, Inc.	367	167,825

		1,136,528

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,677	331,279
CDW Corp.	291	46,351
Corning, Inc.	1,707	140,025
Jabil, Inc.	238	51,687
Keysight Technologies, Inc.*	382	66,819
TE Connectivity plc	651	142,914
Teledyne Technologies, Inc.*	104	60,948
Trimble, Inc.*	528	43,111
Zebra Technologies Corp., Class A*	112	33,282

		916,416

IT Services (0.3%)
Accenture plc, Class A	1,372	338,335
Akamai Technologies, Inc.*	323	24,471
Cognizant Technology Solutions Corp., Class A	1,076	72,167
EPAM Systems, Inc.*	125	18,849
Gartner, Inc.*	167	43,899
GoDaddy, Inc., Class A*	305	41,733
International Business Machines Corp.	2,052	578,992
VeriSign, Inc.	178	49,764

		1,168,210

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	3,575	578,399
Analog Devices, Inc.	1,093	268,550
Applied Materials, Inc.	1,768	361,980
Broadcom, Inc.	10,381	3,424,796
First Solar, Inc.*	238	52,486
Intel Corp.*	9,651	323,791
KLA Corp.	291	313,873
Lam Research Corp.	2,788	373,313
Microchip Technology, Inc.	1,190	76,422
Micron Technology, Inc.	2,465	412,444
Monolithic Power Systems, Inc.	106	97,588
NVIDIA Corp.	53,864	10,049,945
NXP Semiconductors NV	559	127,301
ON Semiconductor Corp.*	901	44,428
QUALCOMM, Inc.	2,376	395,271
Skyworks Solutions, Inc.	332	25,558
Teradyne, Inc.	355	48,862
Texas Instruments, Inc.	2,003	368,011

		17,343,018

Software (3.8%)
Adobe, Inc.*	934	329,469
AppLovin Corp., Class A*	596	428,250
Autodesk, Inc.*	473	150,258
Cadence Design Systems, Inc.*	600	210,756
Crowdstrike Holdings, Inc., Class A*	549	269,219
Datadog, Inc., Class A*	705	100,392
Fair Isaac Corp.*	53	79,316
Fortinet, Inc.*	1,406	118,216
Gen Digital, Inc.	1,208	34,295
Intuit, Inc.	615	419,990
Microsoft Corp.	16,409	8,499,042
Oracle Corp.	3,651	1,026,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	5,010	$913,924
Palo Alto Networks, Inc.*	1,464	298,100
PTC, Inc.*	265	53,800
Roper Technologies, Inc.	238	118,688
Salesforce, Inc.	2,106	499,122
ServiceNow, Inc.*	458	421,488
Synopsys, Inc.*	408	201,303
Tyler Technologies, Inc.*	95	49,700
Workday, Inc., Class A*	479	115,310

		14,337,445

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	32,758	8,341,170
Dell Technologies, Inc., Class C	663	93,993
Hewlett Packard Enterprise Co.	2,907	71,396
HP, Inc.	2,087	56,829
NetApp, Inc.	441	52,241
Seagate Technology Holdings plc	470	110,948
Super Micro Computer, Inc.(x)*	1,104	52,926
Western Digital Corp.	772	92,686

		8,872,189

Total Information Technology		43,773,806

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	492	134,178
Albemarle Corp.	260	21,081
CF Industries Holdings, Inc.	358	32,113
Corteva, Inc.	1,510	102,121
Dow, Inc.	1,563	35,839
DuPont de Nemours, Inc.	926	72,135
Eastman Chemical Co.	253	15,952
Ecolab, Inc.	558	152,814
International Flavors & Fragrances, Inc.	566	34,832
Linde plc	1,033	490,675
LyondellBasell Industries NV, Class A	569	27,904
Mosaic Co. (The)	702	24,345
PPG Industries, Inc.	503	52,870
Sherwin-Williams Co. (The)	510	176,593

		1,373,452

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	133	83,827
Vulcan Materials Co.	292	89,825

		173,652

Containers & Packaging (0.1%)
Amcor plc	5,070	41,473
Avery Dennison Corp.	173	28,055
Ball Corp.	614	30,958
International Paper Co.	1,168	54,195
Packaging Corp. of America	198	43,150
Smurfit WestRock plc	1,098	46,742

		244,573

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,179	124,681
Newmont Corp.	2,420	204,030
Nucor Corp.	510	69,069
Steel Dynamics, Inc.	306	42,666

		440,446

Total Materials		2,232,123

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities,
Inc. (REIT)	340	28,336
Healthpeak Properties, Inc. (REIT)	1,537	29,433
Ventas, Inc. (REIT)	999	69,920
Welltower, Inc. (REIT)	1,473	262,400

		390,089

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,409	23,981

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,044	234,079

Office REITs (0.0%)†
BXP, Inc. (REIT)	322	23,937

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	650	102,414
CoStar Group, Inc.*	934	78,802

		181,216

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	315	60,849
Camden Property Trust (REIT)	237	25,307
Equity Residential (REIT)	756	48,936
Essex Property Trust, Inc. (REIT)	142	38,008
Invitation Homes, Inc. (REIT)	1,261	36,985
Mid-America Apartment Communities, Inc. (REIT)	259	36,190
UDR, Inc. (REIT)	667	24,852

		271,127

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	182	18,438
Kimco Realty Corp. (REIT)	1,496	32,688
Realty Income Corp. (REIT)	1,999	121,519
Regency Centers Corp. (REIT)	361	26,317
Simon Property Group, Inc. (REIT)	719	134,935

		333,897

Specialized REITs (0.2%)
American Tower Corp. (REIT)	1,035	199,051
Crown Castle, Inc. (REIT)	964	93,016
Digital Realty Trust, Inc. (REIT)	701	121,189
Equinix, Inc. (REIT)	217	169,963
Extra Space Storage, Inc. (REIT)	470	66,242
Iron Mountain, Inc. (REIT)	653	66,567
Public Storage (REIT)	349	100,809
SBA Communications Corp. (REIT)	238	46,017
VICI Properties, Inc. (REIT), Class A	2,339	76,275
Weyerhaeuser Co. (REIT)	1,606	39,813

		978,942

Total Real Estate		2,437,268

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	569	38,356
American Electric Power Co., Inc.	1,182	132,975
Constellation Energy Corp.	688	226,400
Duke Energy Corp.	1,721	212,974
Edison International	852	47,099
Entergy Corp.	987	91,979
Evergy, Inc.	509	38,694
Eversource Energy	813	57,837
Exelon Corp.	2,235	100,597
FirstEnergy Corp.	1,136	52,052
NextEra Energy, Inc.	4,537	342,498
NRG Energy, Inc.	426	68,991
PG&E Corp.	4,863	73,334
Pinnacle West Capital Corp.	264	23,670
PPL Corp.	1,636	60,794
Southern Co. (The)	2,433	230,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	1,276	$102,909

		1,901,734

Gas Utilities (0.0%)†
Atmos Energy Corp.	352	60,104

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,576	20,740
Vistra Corp.	702	137,536

		158,276

Multi-Utilities (0.2%)
Ameren Corp.	598	62,419
CenterPoint Energy, Inc.	1,444	56,027
CMS Energy Corp.	662	48,498
Consolidated Edison, Inc.	797	80,115
Dominion Energy, Inc.	1,888	115,489
DTE Energy Co.	459	64,916
NiSource, Inc.	1,041	45,075
Public Service Enterprise Group, Inc.	1,104	92,140
Sempra	1,443	129,841
WEC Energy Group, Inc.	706	80,901

		775,421

Water Utilities (0.0%)†
American Water Works Co., Inc.	432	60,130

Total Utilities		2,955,665

Total Common Stocks (33.0%) (Cost $41,900,321)		125,787,986

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.4%)
U.S. Treasury Notes
4.625%, 9/15/26	$1,224,300	1,234,535
4.625%, 10/15/26	3,911,300	3,947,589
4.125%, 10/31/26	5,942,400	5,968,706
4.625%, 11/15/26	4,693,800	4,739,910
1.250%, 11/30/26	3,468,700	3,371,796
4.375%, 12/15/26	726,400	732,163
1.250%, 12/31/26	3,800,000	3,687,338
4.500%, 4/15/27	4,341,500	4,395,436
2.750%, 4/30/27	2,172,900	2,143,105
4.500%, 5/15/27	3,262,700	3,305,685
4.625%, 6/15/27	3,317,600	3,370,710
4.375%, 7/15/27	3,431,900	3,475,612
3.625%, 8/31/27	5,763,500	5,764,186
3.875%, 11/30/27	1,922,900	1,933,419
4.000%, 12/15/27	3,849,500	3,882,077
4.250%, 1/15/28	1,643,200	1,665,960
4.250%, 2/15/28	5,627,300	5,708,204
4.000%, 2/29/28	1,200,000	1,210,822
3.625%, 3/31/28	5,741,500	5,744,241
3.875%, 6/15/28	3,485,100	3,508,699
3.875%, 7/15/28	3,717,300	3,742,275
4.125%, 7/31/28	3,496,200	3,543,165
3.625%, 8/15/28	167,200	167,245
4.375%, 8/31/28	4,132,200	4,217,330
4.875%, 10/31/28	3,979,000	4,121,680
4.375%, 11/30/28	4,011,500	4,099,244
4.625%, 4/30/29	4,570,700	4,716,763
4.500%, 5/31/29	3,879,600	3,989,086
4.250%, 6/30/29	3,788,800	3,864,968
4.000%, 7/31/29	447,800	452,885
3.625%, 8/31/29	5,334,700	5,322,551
4.125%, 10/31/29	1,899,100	1,929,780
4.375%, 12/31/29	4,146,100	4,255,095
4.250%, 1/31/30	3,081,300	3,147,824
4.000%, 5/31/30	3,648,500	3,692,187
3.875%, 6/30/30	3,682,400	3,705,751
3.875%, 7/31/30	4,156,500	4,182,829
3.625%, 8/31/30	5,611,400	5,584,314
4.875%, 10/31/30	177,300	186,428
4.250%, 2/28/31	3,717,700	3,802,540
4.625%, 4/30/31	2,619,600	2,727,463
4.625%, 5/31/31	2,471,500	2,573,452
4.250%, 6/30/31	3,676,400	3,757,691
4.125%, 7/31/31	2,181,500	2,215,386
3.750%, 8/31/31	399,200	397,495
4.125%, 5/31/32	4,178,300	4,232,220
4.000%, 6/30/32	5,535,000	5,564,835
4.000%, 7/31/32	5,555,200	5,583,025
3.875%, 8/31/32	265,600	264,877
3.375%, 5/15/33	2,499,400	2,401,019
3.875%, 8/15/33	4,493,400	4,457,269
4.000%, 2/15/34	1,878,700	1,873,666
4.375%, 5/15/34	1,975,000	2,020,691
3.875%, 8/15/34	4,412,500	4,345,395
4.625%, 2/15/35	2,662,400	2,766,971
4.250%, 5/15/35	4,142,600	4,180,708
4.250%, 8/15/35	131,300	132,367

Total U.S. Treasury Obligations		188,008,663

Total Long-Term Debt Securities (49.4%) (Cost $186,853,345)		188,008,663

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	198

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	15,229	15,229
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	53,826,494	53,848,025

Total Investment Companies		53,863,254

Total Short-Term Investments (14.1%) (Cost $53,852,211)		53,863,254

Total Investments in Securities (96.5%) (Cost $282,606,004)		367,660,101
Other Assets Less Liabilities (3.5%)		13,339,736

Net Assets (100%)		$380,999,837

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $71,340. This was collateralized by $56,079 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 2/15/53 and by cash of $15,229 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	337	12/2025	USD	46,932,305	122,392
Russell 2000 E-Mini Index	53	12/2025	USD	6,507,075	96,498
S&P 500 E-Mini Index	12	12/2025	USD	4,043,250	35,376
S&P Midcap 400 E-Mini Index	22	12/2025	USD	7,229,640	(133,700)

					120,566

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,750,477	$—	$—	$12,750,477
Consumer Discretionary	13,249,589	—	—	13,249,589
Consumer Staples	6,175,233	—	—	6,175,233
Energy	3,628,779	—	—	3,628,779
Financials	17,011,446	—	—	17,011,446
Health Care	11,142,799	—	—	11,142,799
Industrials	10,430,801	—	—	10,430,801
Information Technology	43,773,806	—	—	43,773,806
Materials	2,232,123	—	—	2,232,123
Real Estate	2,437,268	—	—	2,437,268
Utilities	2,955,665	—	—	2,955,665
Futures	254,266	—	—	254,266
Rights
Health Care	—	198	—	198
Short-Term Investments
Investment Companies	53,863,254	—	—	53,863,254
U.S. Treasury Obligations	—	188,008,663	—	188,008,663

Total Assets	$179,905,506	$188,008,861	$—	$367,914,367

Liabilities:
Futures	$(133,700)	$—	$—	$(133,700)

Total Liabilities	$(133,700)	$—	$—	$(133,700)

Total	$179,771,806	$188,008,861	$—	$367,780,667

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,872,663
Aggregate gross unrealized depreciation	(2,663,904)

Net unrealized appreciation	$87,208,759

Federal income tax cost of investments in securities and derivative instruments, if applicable	$280,571,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,981	$564,263
Verizon Communications, Inc.	11,782	517,819

		1,082,082

Entertainment (0.6%)
Electronic Arts, Inc.	629	126,869
Live Nation Entertainment, Inc.*	441	72,059
Netflix, Inc.*	1,190	1,426,715
Take-Two Interactive Software, Inc.*	485	125,305
TKO Group Holdings, Inc., Class A	193	38,978
Walt Disney Co. (The)	5,024	575,248
Warner Bros Discovery, Inc.*	6,918	135,109

		2,500,283

Interactive Media & Services (2.8%)
Alphabet, Inc., Class A	16,273	3,955,966
Alphabet, Inc., Class C	13,067	3,182,468
Match Group, Inc.	672	23,735
Meta Platforms, Inc., Class A	6,067	4,455,484

		11,617,653

Media (0.1%)
Charter Communications, Inc., Class A*	260	71,527
Comcast Corp., Class A	10,291	323,343
Fox Corp., Class A	587	37,016
Fox Corp., Class B	369	21,140
Interpublic Group of Cos., Inc. (The)	1,023	28,552
News Corp., Class A	1,052	32,307
News Corp., Class B	320	11,056
Omnicom Group, Inc.	544	44,352
Paramount Skydance Corp., Class B(x)	863	16,328
Trade Desk, Inc. (The), Class A*	1,245	61,018

		646,639

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,352	323,642

Total Communication Services		16,170,299

Consumer Discretionary (4.1%)
Automobile Components (0.0%)†
Aptiv plc*	611	52,681

Automobiles (0.9%)
Ford Motor Co.	10,923	130,639
General Motors Co.	2,660	162,180
Tesla, Inc.*	7,851	3,491,497

		3,784,316

Broadline Retail (1.5%)
Amazon.com, Inc.*	27,140	5,959,130
eBay, Inc.	1,277	116,143

		6,075,273

Distributors (0.0%)†
Genuine Parts Co.	390	54,054
LKQ Corp.	719	21,958
Pool Corp.	92	28,527

		104,539

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,199	145,583
Booking Holdings, Inc.	91	491,333
Carnival Corp.*	3,034	87,713
Chipotle Mexican Grill, Inc.*	3,747	146,845
Darden Restaurants, Inc.	327	62,248
Domino’s Pizza, Inc.	87	37,559
DoorDash, Inc., Class A*	1,034	281,238
Expedia Group, Inc.	330	70,537
Hilton Worldwide Holdings, Inc.	657	170,452
Las Vegas Sands Corp.	863	46,421
Marriott International, Inc., Class A	630	164,077
McDonald’s Corp.	1,994	605,957
MGM Resorts International*	570	19,756
Norwegian Cruise Line Holdings Ltd.*	1,263	31,108
Royal Caribbean Cruises Ltd.	706	228,447
Starbucks Corp.	3,179	268,943
Wynn Resorts Ltd.	236	30,272
Yum! Brands, Inc.	776	117,952

		3,006,441

Household Durables (0.1%)
DR Horton, Inc.	775	131,339
Garmin Ltd.	457	112,523
Lennar Corp., Class A	636	80,161
Mohawk Industries, Inc.*	148	19,080
NVR, Inc.*	8	64,277
PulteGroup, Inc.	551	72,804

		480,184

Leisure Products (0.0%)†
Hasbro, Inc.	372	28,216

Specialty Retail (0.7%)
AutoZone, Inc.*	47	201,641
Best Buy Co., Inc.	549	41,515
CarMax, Inc.*	419	18,801
Home Depot, Inc. (The)	2,780	1,126,428
Lowe’s Cos., Inc.	1,566	393,551
O’Reilly Automotive, Inc.*	2,371	255,618
Ross Stores, Inc.	914	139,284
TJX Cos., Inc. (The)	3,117	450,531
Tractor Supply Co.	1,485	84,452
Ulta Beauty, Inc.*	126	68,891
Williams-Sonoma, Inc.	344	67,235

		2,847,947

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	415	42,068
Lululemon Athletica, Inc.*	305	54,269
NIKE, Inc., Class B	3,320	231,504
Ralph Lauren Corp.	109	34,178
Tapestry, Inc.	582	65,894

		427,913

Total Consumer Discretionary		16,807,510

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	501	13,567
Coca-Cola Co. (The)	10,823	717,781
Constellation Brands, Inc., Class A	399	53,733
Keurig Dr Pepper, Inc.	3,797	96,862
Molson Coors Beverage Co., Class B	473	21,403
Monster Beverage Corp.*	1,992	134,082
PepsiCo, Inc.	3,826	537,323

		1,574,751

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,243	1,150,558
Dollar General Corp.	614	63,457
Dollar Tree, Inc.*	542	51,148
Kroger Co. (The)	1,700	114,597
Sysco Corp.	1,334	109,842
Target Corp.	1,270	113,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	12,265	$1,264,031

		2,867,552

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,343	80,231
Bunge Global SA	391	31,769
Campbell’s Co. (The)(x)	550	17,369
Conagra Brands, Inc.	1,339	24,517
General Mills, Inc.	1,494	75,327
Hershey Co. (The)	414	77,439
Hormel Foods Corp.	812	20,089
J M Smucker Co. (The)	297	32,254
Kellanova	751	61,597
Kraft Heinz Co. (The)	2,381	62,001
Lamb Weston Holdings, Inc.	389	22,593
McCormick & Co., Inc. (Non- Voting)	704	47,105
Mondelez International, Inc., Class A	3,616	225,892
Tyson Foods, Inc., Class A	794	43,114

		821,297

Household Products (0.3%)
Church & Dwight Co., Inc.	681	59,676
Clorox Co. (The)	344	42,415
Colgate-Palmolive Co.	2,258	180,505
Kimberly-Clark Corp.	927	115,263
Procter & Gamble Co. (The)	6,545	1,005,639

		1,403,498

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	652	57,454
Kenvue, Inc.	5,356	86,928

		144,382

Tobacco (0.3%)
Altria Group, Inc.	4,694	310,086
Philip Morris International, Inc.	4,350	705,570

		1,015,656

Total Consumer Staples		7,827,136

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,761	134,516
Halliburton Co.	2,393	58,868
Schlumberger NV	4,169	143,288

		336,672

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	1,000	24,280
Chevron Corp.	5,378	835,150
ConocoPhillips	3,490	330,119
Coterra Energy, Inc.	2,133	50,445
Devon Energy Corp.	1,774	62,196
Diamondback Energy, Inc.	526	75,271
EOG Resources, Inc.	1,526	171,095
EQT Corp.	1,744	94,926
Expand Energy Corp.	665	70,650
Exxon Mobil Corp.	11,913	1,343,191
Kinder Morgan, Inc.	5,464	154,686
Marathon Petroleum Corp.	850	163,829
Occidental Petroleum Corp.	2,008	94,878
ONEOK, Inc.	1,760	128,427
Phillips 66	1,129	153,567
Targa Resources Corp.	601	100,691
Texas Pacific Land Corp.	54	50,416
Valero Energy Corp.	868	147,786
Williams Cos., Inc. (The)	3,408	215,897

		4,267,500

Total Energy		4,604,172

Financials (5.2%)
Banks (1.4%)
Bank of America Corp.	19,042	982,377
Citigroup, Inc.	5,144	522,116
Citizens Financial Group, Inc.	1,205	64,058
Fifth Third Bancorp	1,850	82,417
Huntington Bancshares, Inc.	4,096	70,738
JPMorgan Chase & Co.	7,696	2,427,549
KeyCorp	2,604	48,669
M&T Bank Corp.	437	86,360
PNC Financial Services Group, Inc. (The)	1,100	221,023
Regions Financial Corp.	2,493	65,740
Truist Financial Corp.	3,603	164,729
US Bancorp	4,349	210,187
Wells Fargo & Co.	8,952	750,357

		5,696,320

Capital Markets (1.3%)
Ameriprise Financial, Inc.	263	129,199
Bank of New York Mellon Corp. (The)	1,971	214,760
BlackRock, Inc.	405	472,177
Blackstone, Inc.	2,060	351,951
Cboe Global Markets, Inc.	292	71,613
Charles Schwab Corp. (The)	4,768	455,201
CME Group, Inc.	1,007	272,081
Coinbase Global, Inc., Class A*	632	213,294
FactSet Research Systems, Inc.	106	30,368
Franklin Resources, Inc.	841	19,452
Goldman Sachs Group, Inc. (The)	846	673,712
Interactive Brokers Group, Inc., Class A	1,240	85,325
Intercontinental Exchange, Inc.	1,600	269,568
KKR & Co., Inc.	1,917	249,114
Moody’s Corp.	431	205,363
Morgan Stanley	3,390	538,874
MSCI, Inc.	216	122,561
Nasdaq, Inc.	1,267	112,066
Northern Trust Corp.	534	71,876
Raymond James Financial, Inc.	496	85,610
Robinhood Markets, Inc., Class A*	2,163	309,698
S&P Global, Inc.	873	424,898
State Street Corp.	793	91,996
T. Rowe Price Group, Inc.	614	63,021

		5,533,778

Consumer Finance (0.2%)
American Express Co.	1,517	503,887
Capital One Financial Corp.	1,787	379,880
Synchrony Financial	1,040	73,892

		957,659

Financial Services (1.6%)
Apollo Global Management, Inc.	1,286	171,385
Berkshire Hathaway, Inc., Class B*	5,131	2,579,559
Block, Inc., Class A*	1,536	111,007
Corpay, Inc.*	197	56,748
Fidelity National Information Services, Inc.	1,460	96,272
Fiserv, Inc.*	1,519	195,845
Global Payments, Inc.	678	56,328
Jack Henry & Associates, Inc.	204	30,382
Mastercard, Inc., Class A	2,307	1,312,245
PayPal Holdings, Inc.*	2,670	179,050
Visa, Inc., Class A	4,747	1,620,531

		6,409,352

Insurance (0.7%)
Aflac, Inc.	1,345	150,237
Allstate Corp. (The)	736	157,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
American International Group, Inc.	1,548	$121,580
Aon plc, Class A	603	215,018
Arch Capital Group Ltd.	1,039	94,268
Arthur J Gallagher & Co.	716	221,774
Assurant, Inc.	141	30,541
Brown & Brown, Inc.	819	76,814
Chubb Ltd.	1,036	292,411
Cincinnati Financial Corp.	438	69,248
Erie Indemnity Co., Class A(x)	71	22,589
Everest Group Ltd.	117	40,977
Globe Life, Inc.	226	32,311
Hartford Insurance Group, Inc. (The)	786	104,845
Loews Corp.	475	47,685
Marsh & McLennan Cos., Inc.	1,374	276,902
MetLife, Inc.	1,561	128,580
Principal Financial Group, Inc.	566	46,927
Progressive Corp. (The)	1,638	404,504
Prudential Financial, Inc.	984	102,080
Travelers Cos., Inc. (The)	629	175,629
W.R. Berkley Corp.	837	64,131
Willis Towers Watson plc	273	94,308

		2,971,341

Total Financials		21,568,450

Health Care (3.4%)
Biotechnology (0.6%)
AbbVie, Inc.	4,936	1,142,882
Amgen, Inc.	1,504	424,429
Biogen, Inc.*	410	57,433
Gilead Sciences, Inc.	3,467	384,837
Incyte Corp.*	458	38,843
Moderna, Inc.*	968	25,003
Regeneron Pharmaceuticals, Inc.	285	160,247
Vertex Pharmaceuticals, Inc.*	716	280,414

		2,514,088

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,864	651,484
Align Technology, Inc.*	188	23,541
Baxter International, Inc.	1,433	32,629
Becton Dickinson & Co.	801	149,923
Boston Scientific Corp.*	4,141	404,286
Cooper Cos., Inc. (The)*	556	38,119
Dexcom, Inc.*	1,096	73,750
Edwards Lifesciences Corp.*	1,639	127,465
GE HealthCare Technologies, Inc.	1,275	95,753
Hologic, Inc.*	620	41,844
IDEXX Laboratories, Inc.*	224	143,111
Insulet Corp.*	197	60,820
Intuitive Surgical, Inc.*	1,002	448,125
Medtronic plc	3,580	340,959
ResMed, Inc.	409	111,956
Solventum Corp.*	412	30,076
STERIS plc	276	68,293
Stryker Corp.	961	355,253
Zimmer Biomet Holdings, Inc.	553	54,471

		3,251,858

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	667	104,692
Cencora, Inc.	542	169,391
Centene Corp.*	1,304	46,527
Cigna Group (The)	746	215,034
CVS Health Corp.	3,544	267,182
DaVita, Inc.*	100	13,287
Elevance Health, Inc.	629	203,242
HCA Healthcare, Inc.	458	195,200
Henry Schein, Inc.*	288	19,115
Humana, Inc.	337	87,677
Labcorp Holdings, Inc.	232	66,598
McKesson Corp.	348	268,844
Molina Healthcare, Inc.*	152	29,087
Quest Diagnostics, Inc.	311	59,270
UnitedHealth Group, Inc.	2,531	873,954
Universal Health Services, Inc., Class B	158	32,302

		2,651,402

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	794	101,910
Bio-Techne Corp.	437	24,310
Charles River Laboratories
International, Inc.*	138	21,592
Danaher Corp.	1,781	353,101
IQVIA Holdings, Inc.*	475	90,222
Mettler-Toledo International, Inc.*	58	71,201
Revvity, Inc.	324	28,399
Thermo Fisher Scientific, Inc.	1,055	511,696
Waters Corp.*	166	49,768
West Pharmaceutical Services, Inc.	201	52,728

		1,304,927

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	5,695	256,845
Eli Lilly & Co.	2,222	1,695,386
Johnson & Johnson	6,730	1,247,877
Merck & Co., Inc.	6,980	585,831
Pfizer, Inc.	15,888	404,826
Viatris, Inc.	3,258	32,254
Zoetis, Inc.	1,238	181,144

		4,404,163

Total Health Care		14,126,438

Industrials (3.2%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	219	157,163
Boeing Co. (The)*	2,113	456,049
GE Aerospace	2,963	891,330
General Dynamics Corp.	706	240,746
Howmet Aerospace, Inc.	1,126	220,955
Huntington Ingalls Industries, Inc.	110	31,670
L3Harris Technologies, Inc.	523	159,729
Lockheed Martin Corp.	574	286,547
Northrop Grumman Corp.	376	229,104
RTX Corp.	3,740	625,814
Textron, Inc.	498	42,076
TransDigm Group, Inc.	160	210,883

		3,552,066

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	328	43,427
Expeditors International of Washington, Inc.	379	46,462
FedEx Corp.	606	142,901
United Parcel Service, Inc., Class B	2,055	171,654

		404,444

Building Products (0.2%)
A.O. Smith Corp.	319	23,418
Allegion plc	240	42,564
Builders FirstSource, Inc.*	309	37,466
Carrier Global Corp.	2,235	133,429
Johnson Controls International plc	1,829	201,099
Lennox International, Inc.	89	47,113
Masco Corp.	585	41,178
Trane Technologies plc	622	262,459

		788,726

Commercial Services & Supplies (0.2%)
Cintas Corp.	957	196,434
Copart, Inc.*	2,486	111,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc.	567	$130,115
Rollins, Inc.	786	46,170
Veralto Corp.	693	73,881
Waste Management, Inc.	1,036	228,780

		787,175

Construction & Engineering (0.1%)
EMCOR Group, Inc.	125	81,192
Quanta Services, Inc.	425	176,129

		257,321

Electrical Equipment (0.3%)
AMETEK, Inc.	646	121,448
Eaton Corp. plc	1,088	407,184
Emerson Electric Co.	1,573	206,346
GE Vernova, Inc.	761	467,939
Generac Holdings, Inc.*	164	27,454
Hubbell, Inc., Class B	148	63,686
Rockwell Automation, Inc.	314	109,752

		1,403,809

Ground Transportation (0.3%)
CSX Corp.	5,209	184,972
JB Hunt Transport Services, Inc.	214	28,713
Norfolk Southern Corp.	627	188,357
Old Dominion Freight Line, Inc.	517	72,783
Uber Technologies, Inc.*	5,827	570,871
Union Pacific Corp.	1,657	391,665

		1,437,361

Industrial Conglomerates (0.1%)
3M Co.	1,488	230,908
Honeywell International, Inc.	1,774	373,427

		604,335

Machinery (0.6%)
Caterpillar, Inc.	1,309	624,589
Cummins, Inc.	385	162,612
Deere & Co.	704	321,911
Dover Corp.	384	64,063
Fortive Corp.	942	46,149
IDEX Corp.	212	34,505
Illinois Tool Works, Inc.	741	193,223
Ingersoll Rand, Inc.	1,011	83,529
Nordson Corp.	150	34,042
Otis Worldwide Corp.	1,097	100,299
PACCAR, Inc.	1,467	144,235
Parker-Hannifin Corp.	357	270,660
Pentair plc	458	50,728
Snap-on, Inc.	146	50,593
Stanley Black & Decker, Inc.	429	31,888
Westinghouse Air Brake Technologies Corp.	478	95,825
Xylem, Inc.	678	100,005

		2,408,856

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,814	102,944
Southwest Airlines Co.	1,468	46,844
United Airlines Holdings, Inc.*	905	87,333

		237,121

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,132	332,242
Broadridge Financial Solutions, Inc.	327	77,882
Dayforce, Inc.*	442	30,449
Equifax, Inc.	346	88,759
Jacobs Solutions, Inc.	334	50,053
Leidos Holdings, Inc.	359	67,837
Paychex, Inc.	906	114,844
Paycom Software, Inc.	140	29,140
Verisk Analytics, Inc.	390	98,089

		889,295

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,202	157,026
United Rentals, Inc.	180	171,839
W.W. Grainger, Inc.	123	117,214

		446,079

Total Industrials		13,216,588

Information Technology (13.4%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,880	419,645
Cisco Systems, Inc.	11,066	757,135
F5, Inc.*	162	52,357
Motorola Solutions, Inc.	466	213,097

		1,442,234

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,412	422,235
CDW Corp.	366	58,297
Corning, Inc.	2,178	178,661
Jabil, Inc.	301	65,368
Keysight Technologies, Inc.*	482	84,312
TE Connectivity plc	826	181,332
Teledyne Technologies, Inc.*	131	76,771
Trimble, Inc.*	665	54,297
Zebra Technologies Corp., Class A*	143	42,494

		1,163,767

IT Services (0.4%)
Accenture plc, Class A	1,740	429,084
Akamai Technologies, Inc.*	401	30,380
Cognizant Technology Solutions Corp., Class A	1,365	91,551
EPAM Systems, Inc.*	158	23,825
Gartner, Inc.*	212	55,728
GoDaddy, Inc., Class A*	387	52,953
International Business Machines Corp.	2,603	734,462
VeriSign, Inc.	235	65,699

		1,483,682

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Micro Devices, Inc.*	4,535	733,718
Analog Devices, Inc.	1,387	340,786
Applied Materials, Inc.	2,242	459,027
Broadcom, Inc.	13,156	4,340,296
First Solar, Inc.*	300	66,159
Intel Corp.*	12,221	410,014
KLA Corp.	369	398,003
Lam Research Corp.	3,537	473,604
Microchip Technology, Inc.	1,508	96,844
Micron Technology, Inc.	3,127	523,210
Monolithic Power Systems, Inc.	134	123,366
NVIDIA Corp.	68,217	12,727,928
NXP Semiconductors NV	705	160,550
ON Semiconductor Corp.*	1,143	56,361
QUALCOMM, Inc.	3,014	501,409
Skyworks Solutions, Inc.	415	31,947
Teradyne, Inc.	445	61,250
Texas Instruments, Inc.	2,540	466,674

		21,971,146

Software (4.4%)
Adobe, Inc.*	1,185	418,009
AppLovin Corp., Class A*	756	543,216
Autodesk, Inc.*	598	189,967
Cadence Design Systems, Inc.*	761	267,309
Crowdstrike Holdings, Inc., Class A*	696	341,304
Datadog, Inc., Class A*	903	128,587
Fair Isaac Corp.*	67	100,267
Fortinet, Inc.*	1,820	153,026
Gen Digital, Inc.	1,566	44,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	784	$535,401
Microsoft Corp.	20,783	10,764,555
Oracle Corp.	4,631	1,302,422
Palantir Technologies, Inc., Class A*	6,355	1,159,279
Palo Alto Networks, Inc.*	1,866	379,955
PTC, Inc.*	335	68,012
Roper Technologies, Inc.	301	150,106
Salesforce, Inc.	2,671	633,027
ServiceNow, Inc.*	581	534,683
Synopsys, Inc.*	517	255,083
Tyler Technologies, Inc.*	121	63,302
Workday, Inc., Class A*	604	145,401

		18,177,370

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	41,494	10,565,617
Dell Technologies, Inc., Class C	844	119,654
Hewlett Packard Enterprise Co.	3,667	90,061
HP, Inc.	2,625	71,479
NetApp, Inc.	559	66,219
Seagate Technology Holdings plc	594	140,220
Super Micro Computer, Inc.(x)*	1,400	67,116
Western Digital Corp.	969	116,338

		11,236,704

Total Information Technology		55,474,903

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	622	169,632
Albemarle Corp.	327	26,513
CF Industries Holdings, Inc.	452	40,544
Corteva, Inc.	1,898	128,362
Dow, Inc.	1,981	45,424
DuPont de Nemours, Inc.	1,169	91,065
Eastman Chemical Co.	321	20,239
Ecolab, Inc.	713	195,262
International Flavors & Fragrances, Inc.	714	43,940
Linde plc	1,310	622,250
LyondellBasell Industries NV, Class A	721	35,358
Mosaic Co. (The)	887	30,761
PPG Industries, Inc.	631	66,324
Sherwin-Williams Co. (The)	648	224,377

		1,740,051

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	169	106,517
Vulcan Materials Co.	370	113,820

		220,337

Containers & Packaging (0.1%)
Amcor plc	6,423	52,540
Avery Dennison Corp.	218	35,353
Ball Corp.	760	38,319
International Paper Co.	1,473	68,347
Packaging Corp. of America	250	54,483
Smurfit WestRock plc	1,459	62,110

		311,152

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,012	157,351
Newmont Corp.	3,069	258,747
Nucor Corp.	641	86,811
Steel Dynamics, Inc.	387	53,959

		556,868

Total Materials		2,828,408

Real Estate (0.8%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	36,086
Healthpeak Properties, Inc. (REIT)	1,942	37,189
Ventas, Inc. (REIT)	1,270	88,887
Welltower, Inc. (REIT)	1,869	332,944

		495,106

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,787	30,415

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,593	296,950

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	412	30,628

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	819	129,042
CoStar Group, Inc.*	1,182	99,725

		228,767

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	397	76,689
Camden Property Trust (REIT)	296	31,607
Equity Residential (REIT)	971	62,853
Essex Property Trust, Inc. (REIT)	179	47,911
Invitation Homes, Inc. (REIT)	1,584	46,459
Mid-America Apartment Communities, Inc. (REIT)	325	45,412
UDR, Inc. (REIT)	847	31,559

		342,490

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	219	22,187
Kimco Realty Corp. (REIT)	1,892	41,340
Realty Income Corp. (REIT)	2,555	155,319
Regency Centers Corp. (REIT)	460	33,534
Simon Property Group, Inc. (REIT)	912	171,155

		423,535

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,308	251,555
Crown Castle, Inc. (REIT)	1,217	117,428
Digital Realty Trust, Inc. (REIT)	896	154,900
Equinix, Inc. (REIT)	273	213,825
Extra Space Storage, Inc. (REIT)	592	83,436
Iron Mountain, Inc. (REIT)	825	84,100
Public Storage (REIT)	441	127,383
SBA Communications Corp. (REIT)	301	58,198
VICI Properties, Inc. (REIT), Class A	2,980	97,178
Weyerhaeuser Co. (REIT)	2,016	49,977

		1,237,980

Total Real Estate		3,085,871

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	717	48,333
American Electric Power Co., Inc.	1,494	168,075
Constellation Energy Corp.	873	287,278
Duke Energy Corp.	2,172	268,785
Edison International	1,076	59,481
Entergy Corp.	1,247	116,208
Evergy, Inc.	640	48,653
Eversource Energy	1,037	73,772
Exelon Corp.	2,822	127,018
FirstEnergy Corp.	1,452	66,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	5,754	$434,370
NRG Energy, Inc.	541	87,615
PG&E Corp.	6,142	92,621
Pinnacle West Capital Corp.	334	29,946
PPL Corp.	2,063	76,661
Southern Co. (The)	3,074	291,323
Xcel Energy, Inc.	1,653	133,315

		2,409,985

Gas Utilities (0.0%)†
Atmos Energy Corp.	448	76,496

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,988	26,162
Vistra Corp.	890	174,369

		200,531

Multi-Utilities (0.2%)
Ameren Corp.	756	78,911
CenterPoint Energy, Inc.	1,824	70,771
CMS Energy Corp.	835	61,172
Consolidated Edison, Inc.	1,008	101,324
Dominion Energy, Inc.	2,385	145,891
DTE Energy Co.	579	81,888
NiSource, Inc.	1,316	56,983
Public Service Enterprise Group, Inc.	1,393	116,260
Sempra	1,823	164,034
WEC Energy Group, Inc.	899	103,016

		980,250

Water Utilities (0.0%)†
American Water Works Co., Inc.	545	75,858

Total Utilities		3,743,120

Total Common Stocks (38.6%) (Cost $89,831,898)		159,452,895

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (38.9%)
Communication Services (3.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.250%, 2/1/32	$402,000	351,686
4.500%, 5/15/35	861,000	829,919
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	215,458
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	353,243
Orange SA
9.000%, 3/1/31(e)	297,000	360,904
Sprint Capital Corp.
8.750%, 3/15/32	200,000	243,434
Verizon Communications, Inc.
2.550%, 3/21/31	437,000	397,058
2.355%, 3/15/32	550,000	482,437
4.500%, 8/10/33	409,000	402,179
6.400%, 9/15/33	298,000	328,263
5.250%, 4/2/35	532,000	540,319

		4,504,900

Entertainment (0.3%)
Netflix, Inc.
4.900%, 8/15/34	600,000	619,382
Walt Disney Co. (The)
2.650%, 1/13/31	400,000	372,143

		991,525

Interactive Media & Services (0.4%)
Alphabet, Inc.
4.500%, 5/15/35	797,000	797,820
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	486,780
4.950%, 5/15/33	153,000	158,191
4.750%, 8/15/34	214,000	216,257

		1,659,048

Media (0.8%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	338,693
6.550%, 6/1/34	273,000	290,682
Comcast Corp.
4.250%, 10/15/30	200,000	200,176
4.250%, 1/15/33(x)	391,000	383,213
4.200%, 8/15/34	1,045,000	998,916
5.300%, 5/15/35	777,000	797,060
Paramount Global
4.950%, 1/15/31	250,000	246,714

		3,255,454

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc.
2.550%, 2/15/31	970,000	881,027
5.050%, 7/15/33	385,000	393,243
5.150%, 4/15/34	276,000	282,114
4.700%, 1/15/35	619,000	607,725

		2,164,109

Total Communication Services		12,575,036

Consumer Discretionary (1.7%)
Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	469,000	409,273
General Motors Co.
5.600%, 10/15/32	500,000	518,390

		927,663

Broadline Retail (0.5%)
Amazon.com, Inc.
2.100%, 5/12/31	932,000	836,404
3.600%, 4/13/32	563,000	543,680
4.800%, 12/5/34	211,000	217,697
eBay, Inc.
2.600%, 5/10/31	420,000	381,691

		1,979,472

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
5.300%, 5/15/34	379,000	388,740
McDonald’s Corp.
4.950%, 3/3/35	380,000	385,292
Starbucks Corp.
2.550%, 11/15/30	250,000	229,307
3.000%, 2/14/32	253,000	232,759

		1,236,098

Specialty Retail (0.7%)
AutoZone, Inc.
5.400%, 7/15/34(x)	302,000	312,938
Home Depot, Inc. (The)
4.850%, 6/25/31	355,000	365,631
3.250%, 4/15/32	270,000	252,538
4.500%, 9/15/32	152,000	154,360
4.950%, 6/25/34	606,000	620,903
Lowe’s Cos., Inc.
1.700%, 10/15/30	175,000	153,934
2.625%, 4/1/31	390,000	356,149
3.750%, 4/1/32	300,000	286,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 7/1/33	$321,000	$331,551

		2,834,695

Total Consumer Discretionary		6,977,928

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 1/23/31	140,000	144,748
Coca-Cola Co. (The)
1.375%, 3/15/31(x)	320,000	277,899
2.250%, 1/5/32	333,000	297,130
5.000%, 5/13/34	365,000	379,516
Constellation Brands, Inc.
2.250%, 8/1/31	250,000	220,115
Diageo Capital plc
5.625%, 10/5/33	312,000	331,311
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	176,417
PepsiCo, Inc.
3.900%, 7/18/32	400,000	390,267
4.800%, 7/17/34	371,000	376,816
5.000%, 7/23/35	172,000	175,197

		2,769,416

Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp.
5.450%, 7/5/33	233,000	241,470
Kroger Co. (The)
5.000%, 9/15/34	671,000	674,934
Target Corp.
4.500%, 9/15/32	500,000	502,831
Walmart, Inc.
1.800%, 9/22/31	1,322,000	1,164,239
4.900%, 4/28/35	246,000	252,105

		2,835,579

Food Products (0.3%)
General Mills, Inc.
5.250%, 1/30/35	202,000	205,410
JBS USA Holding Lux Sarl
5.750%, 4/1/33	146,000	152,275
6.750%, 3/15/34	264,000	292,151
Mondelez International, Inc.
4.750%, 8/28/34	373,000	372,118
Pilgrim’s Pride Corp.
6.250%, 7/1/33(x)	179,000	191,156
Unilever Capital Corp.
5.900%, 11/15/32	100,000	109,426

		1,322,536

Household Products (0.3%)
Kimberly-Clark Corp.
2.000%, 11/2/31	436,000	388,862
Procter & Gamble Co. (The)
1.200%, 10/29/30	200,000	174,916
2.300%, 2/1/32	204,000	185,447
4.550%, 10/24/34	441,000	445,691

		1,194,916

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	248,209
Haleon US Capital LLC
3.625%, 3/24/32	361,000	342,206

		590,415

Tobacco (0.5%)
Altria Group, Inc.
2.450%, 2/4/32	320,000	281,821
5.625%, 2/6/35	294,000	304,459
BAT Capital Corp.
7.750%, 10/19/32	174,000	202,875
Philip Morris International, Inc.
5.750%, 11/17/32	350,000	372,738
5.375%, 2/15/33	426,000	444,123
5.250%, 2/13/34	274,000	282,652

		1,888,668

Total Consumer Staples		10,601,530

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
BP Capital Markets America, Inc.
2.721%, 1/12/32	420,000	380,230
4.812%, 2/13/33	552,000	558,117
5.227%, 11/17/34	145,000	149,723
Burlington Resources LLC
7.200%, 8/15/31	100,000	114,178
Cheniere Energy Partners LP
4.000%, 3/1/31	440,000	423,980
Chevron USA, Inc.
4.300%, 10/15/30	177,000	177,727
4.819%, 4/15/32	361,000	370,663
ConocoPhillips Co.
5.050%, 9/15/33	332,000	341,263
Devon Energy Corp.
7.875%, 9/30/31	165,000	191,356
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	241,204
Enbridge, Inc.
5.700%, 3/8/33	300,000	315,213
Energy Transfer LP
5.750%, 2/15/33	326,000	341,567
5.550%, 5/15/34	281,000	288,065
5.600%, 9/1/34	421,000	430,879
5.700%, 4/1/35	437,000	450,773
Enterprise Products Operating LLC
5.350%, 1/31/33	100,000	104,314
4.950%, 2/15/35	274,000	275,878
Series D
6.875%, 3/1/33	100,000	113,242
EQT Corp.
5.750%, 2/1/34	290,000	303,097
Exxon Mobil Corp.
2.610%, 10/15/30	325,000	303,525
Hess Corp.
7.300%, 8/15/31	210,000	241,668
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	327,975
5.800%, 3/15/35	365,000	381,573
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	88,361
7.750%, 1/15/32	100,000	116,217
5.200%, 6/1/33	200,000	204,489
5.400%, 2/1/34	272,000	279,959
MPLX LP
4.950%, 9/1/32	390,000	391,090
5.500%, 6/1/34	408,000	415,920
Occidental Petroleum Corp.
6.625%, 9/1/30	228,000	244,127
5.375%, 1/1/32	267,000	271,349
5.550%, 10/1/34	938,000	952,184
ONEOK, Inc.
6.350%, 1/15/31	350,000	375,801
6.100%, 11/15/32	100,000	106,954
Phillips 66 Co.
5.300%, 6/30/33	384,000	394,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Pioneer Natural Resources Co.
2.150%, 1/15/31	$298,000	$267,694
Shell Finance US, Inc.
4.125%, 5/11/35	406,000	389,431
Targa Resources Partners LP
4.000%, 1/15/32	200,000	189,557
TotalEnergies Capital SA
5.150%, 4/5/34	223,000	230,803
Valero Energy Corp.
2.800%, 12/1/31(x)	200,000	181,558
7.500%, 4/15/32	50,000	57,692
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	407,817
4.650%, 8/15/32	350,000	348,511
5.650%, 3/15/33	100,000	104,968

Total Energy		12,845,261

Financials (13.6%)
Banks (6.9%)
Banco Santander SA
2.749%, 12/3/30	200,000	181,401
2.958%, 3/25/31	200,000	185,252
6.921%, 8/8/33(x)	400,000	444,924
Bank of America Corp.
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	999,347
(SOFR + 1.21%), 2.572%, 10/20/32(k)	404,000	361,974
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	997,415
(SOFR + 2.16%), 5.015%, 7/22/33(k)	504,000	514,714
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	517,646
(SOFR + 1.84%), 5.872%, 9/15/34(k)	263,000	281,293
(SOFR + 1.65%), 5.468%, 1/23/35(k)	396,000	412,507
(SOFR + 1.91%), 5.425%, 8/15/35(k)	424,000	432,080
(SOFR + 1.31%), 5.511%, 1/24/36(k)	516,000	538,438
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	399,000	385,801
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	687,629
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	214,847
(SOFR + 2.62%), 6.692%, 9/13/34(k)	252,000	278,364
(SOFR + 1.59%), 5.785%, 2/25/36(k)	200,000	208,462
Citibank NA
5.570%, 4/30/34	394,000	414,806
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	227,317
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	666,432
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	326,813
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	265,452
(SOFR + 1.45%), 5.449%, 6/11/35(k)	300,000	310,029
(SOFR + 1.83%), 6.020%, 1/24/36(k)	770,000	805,632
HSBC Bank USA NA
5.875%, 11/1/34	250,000	266,817
HSBC Holdings plc
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	1,087,696
(SOFR + 2.87%), 5.402%, 8/11/33(k)	400,000	414,005
(SOFR + 2.39%), 6.254%, 3/9/34(k)	200,000	217,535
(SOFR + 3.02%), 7.399%, 11/13/34(k)	249,000	283,009
JPMorgan Chase & Co.
(SOFR + 1.07%), 1.953%, 2/4/32(k)	518,000	457,296
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	725,201
(SOFR + 1.26%), 2.963%, 1/25/33(k)	423,000	386,587
(SOFR + 1.80%), 4.586%, 4/26/33(k)	351,000	350,979
(SOFR + 2.08%), 4.912%, 7/25/33(k)	187,000	190,154
(SOFR + 1.85%), 5.350%, 6/1/34(k)	213,000	221,181
(SOFR + 1.81%), 6.254%, 10/23/34(k)	315,000	346,937
(SOFR + 1.62%), 5.336%, 1/23/35(k)	553,000	574,026
(SOFR + 1.49%), 5.766%, 4/22/35(k)	650,000	692,716
(SOFR + 1.46%), 5.294%, 7/22/35(k)	784,000	810,050
KeyBank NA
5.000%, 1/26/33	300,000	301,663
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	203,012
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	261,000	273,116
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	411,459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36(k)	434,000	454,897
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	500,000	529,850
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36(k)	200,000	204,990
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	388,000	408,414
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.812%, 10/21/32(k)	301,000	304,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	$200,000	$215,353
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	305,903
(SOFR + 2.28%), 6.875%, 10/20/34(k)	367,000	416,158
(SOFR + 1.39%), 5.575%, 1/29/36(k)	291,000	303,223
Royal Bank of Canada
5.000%, 2/1/33	250,000	258,501
5.150%, 2/1/34(x)	425,000	441,566
Sumitomo Mitsui Financial Group, Inc.
5.424%, 7/9/31	414,000	433,183
5.766%, 1/13/33	200,000	213,517
Toronto-Dominion Bank (The)
3.200%, 3/10/32	372,000	345,215
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	348,219
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	317,598
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	351,011
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	159,452
(SOFR + 1.60%), 4.839%, 2/1/34(k)	200,000	200,519
(SOFR + 2.26%), 5.836%, 6/12/34(k)	200,000	212,989
(SOFR + 1.86%), 5.678%, 1/23/35(k)	193,000	203,565
(SOFR + 1.41%), 5.424%, 2/12/36(k)	233,000	240,565
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33(k)	902,000	916,765
(SOFR + 1.99%), 5.557%, 7/25/34(k)	458,000	480,176
(SOFR + 2.06%), 6.491%, 10/23/34(k)	375,000	416,004
(SOFR + 1.78%), 5.499%, 1/23/35(k)	269,000	280,187
(SOFR + 1.74%), 5.605%, 4/23/36(k)	562,000	589,194
Westpac Banking Corp.
2.150%, 6/3/31	150,000	134,689

		28,558,521

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	250,000	218,795
(SOFR + 1.23%), 5.060%, 7/22/32(k)	295,000	303,907
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)	200,000	215,424
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	203,186
BlackRock, Inc.
1.900%, 1/28/31	173,000	154,400
4.750%, 5/25/33	200,000	204,303
Blue Owl Credit Income Corp.
6.650%, 3/15/31	356,000	373,574
Blue Owl Finance LLC
4.375%, 2/15/32	328,000	313,224
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	215,465
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34(k)	406,000	434,191
(SOFR + 2.01%), 6.136%, 8/24/34(k)	381,000	414,738
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	474,365
Goldman Sachs Group, Inc. (The)
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	181,362
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	580,029
(SOFR + 1.26%), 2.650%, 10/21/32(k)	403,000	362,732
(SOFR + 1.41%), 3.102%, 2/24/33(k)	678,000	622,090
(SOFR + 1.55%), 5.330%, 7/23/35(k)	716,000	736,421
(SOFR + 1.42%), 5.016%, 10/23/35(k)	608,000	611,111
Intercontinental Exchange, Inc.
4.600%, 3/15/33	300,000	301,213
Jefferies Financial Group, Inc.
6.200%, 4/14/34	322,000	341,054
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31(k)	600,000	560,085
(SOFR + 1.18%), 2.239%, 7/21/32(k)	1,599,000	1,410,869
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	549,698
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	257,262
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,291,000	1,370,952
Nasdaq, Inc.
5.550%, 2/15/34	383,000	401,868
Nomura Holdings, Inc.
2.999%, 1/22/32	200,000	180,626
5.783%, 7/3/34	365,000	385,451
S&P Global, Inc.
2.900%, 3/1/32	450,000	411,335
State Street Corp.
(SOFR + 1.05%), 4.675%, 10/22/32(k)	377,000	381,451
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	194,978

		13,366,159

Consumer Finance (2.1%)
AerCap Ireland Capital DAC
5.375%, 12/15/31	181,000	187,220
3.400%, 10/29/33	678,000	607,510
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.44%), 6.500%, 1/31/56(k)	905,000	933,960
Ally Financial, Inc.
8.000%, 11/1/31	195,000	222,279
American Express Co.
(SOFR + 1.94%), 6.489%, 10/30/31(k)	242,000	265,017
(SOFR + 2.26%), 4.989%, 5/26/33(k)	416,000	423,462
(SOFR + 1.42%), 5.284%, 7/26/35(k)	209,000	215,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.79%), 5.667%, 4/25/36(k)	$376,000	$397,662
American Honda Finance Corp.
5.200%, 3/5/35	263,000	266,787
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31(k)	248,000	279,899
(SOFR + 2.37%), 5.268%, 5/10/33(k)	488,000	499,211
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	215,843
Ford Motor Credit Co. LLC
4.000%, 11/13/30	312,000	290,809
6.050%, 3/5/31	750,000	766,920
7.122%, 11/7/33	256,000	273,664
General Motors Financial Co., Inc.
5.750%, 2/8/31	400,000	416,482
3.100%, 1/12/32	432,000	389,420
5.950%, 4/4/34	339,000	351,631
John Deere Capital Corp.
1.450%, 1/15/31	360,000	315,202
4.400%, 9/8/31	152,000	152,855
5.100%, 4/11/34	400,000	413,684
Toyota Motor Credit Corp.
5.550%, 11/20/30	342,000	362,049
5.350%, 1/9/35	437,000	456,247

		8,703,161

Financial Services (0.5%)
Fiserv, Inc.
5.450%, 3/15/34	429,000	443,159
Mastercard, Inc.
2.000%, 11/18/31	443,000	391,472
4.850%, 3/9/33	194,000	198,536
4.550%, 1/15/35	304,000	303,039
PayPal Holdings, Inc.
4.400%, 6/1/32	296,000	295,713
Visa, Inc.
1.100%, 2/15/31	363,000	311,968

		1,943,887

Insurance (0.9%)
Aon Corp.
5.350%, 2/28/33	358,000	372,761
Athene Holding Ltd.
5.875%, 1/15/34	249,000	260,321
Berkshire Hathaway Finance Corp.
2.875%, 3/15/32	677,000	633,080
Chubb INA Holdings LLC
1.375%, 9/15/30	335,000	293,467
5.000%, 3/15/34	287,000	294,267
MetLife, Inc.
5.375%, 7/15/33	302,000	317,627
5.300%, 12/15/34	363,000	376,792
5.700%, 6/15/35	375,000	401,288
Progressive Corp. (The)
3.000%, 3/15/32	168,000	154,834
Prudential Financial, Inc.
5.750%, 7/15/33	208,000	225,533
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	301,000	313,040

		3,643,010

Total Financials		56,214,738

Health Care (4.3%)
Biotechnology (0.9%)
AbbVie, Inc.
5.050%, 3/15/34	137,000	140,832
4.550%, 3/15/35	1,004,000	986,205
5.200%, 3/15/35	565,000	584,611
4.500%, 5/14/35	290,000	284,222
Amgen, Inc.
2.000%, 1/15/32	362,000	313,512
5.250%, 3/2/33	600,000	620,602
Gilead Sciences, Inc.
1.650%, 10/1/30	484,000	428,857
5.250%, 10/15/33	125,000	130,806

		3,489,647

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.539%, 2/1/32	280,000	245,459
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	44,023
5.110%, 2/8/34	354,000	361,864
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	275,000	295,909

		947,255

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.
5.350%, 11/15/34	226,000	231,839
Centene Corp.
2.500%, 3/1/31	286,000	246,718
2.625%, 8/1/31	267,000	229,817
Cigna Group (The)
5.400%, 3/15/33	250,000	260,352
5.250%, 2/15/34	360,000	370,299
CVS Health Corp.
5.250%, 2/21/33	293,000	299,718
5.700%, 6/1/34	273,000	284,736
4.875%, 7/20/35	495,000	480,750
Elevance Health, Inc.
2.550%, 3/15/31	200,000	181,498
HCA, Inc.
3.500%, 9/1/30	530,000	506,360
3.625%, 3/15/32	300,000	281,164
5.600%, 4/1/34	436,000	452,162
Humana, Inc.
5.375%, 4/15/31	367,000	377,251
5.875%, 3/1/33	200,000	209,969
Laboratory Corp. of America Holdings
4.800%, 10/1/34	675,000	668,394
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	298,066
UnitedHealth Group, Inc.
4.900%, 4/15/31(x)	221,000	226,455
2.300%, 5/15/31	375,000	335,448
4.200%, 5/15/32	400,000	393,941
5.350%, 2/15/33	250,000	261,185
4.500%, 4/15/33	125,000	123,702
5.000%, 4/15/34	346,000	351,027

		7,070,851

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.300%, 3/12/31	155,000	139,034
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	362,723

		501,757

Pharmaceuticals (1.4%)
Astrazeneca Finance LLC
4.875%, 3/3/33	760,000	782,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bristol-Myers Squibb Co.
5.750%, 2/1/31	$341,000	$364,337
2.950%, 3/15/32	670,000	614,183
Eli Lilly & Co.
5.100%, 2/12/35	1,385,000	1,432,316
Johnson & Johnson
1.300%, 9/1/30	150,000	132,578
4.850%, 3/1/32	787,000	817,040
Merck & Co., Inc.
2.150%, 12/10/31	520,000	458,385
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	550,000	554,655
Pfizer, Inc.
1.750%, 8/18/31	378,000	330,541
Takeda Pharmaceutical Co. Ltd.
5.300%, 7/5/34	365,000	375,666

		5,862,371

Total Health Care		17,871,881

Industrials (2.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
3.250%, 2/1/35	1,501,000	1,300,192
General Electric Co.
6.750%, 3/15/32	160,000	181,927
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	342,303
Lockheed Martin Corp.
4.700%, 12/15/31	173,000	176,920
5.250%, 1/15/33(x)	281,000	294,377
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	301,721
RTX Corp.
1.900%, 9/1/31	100,000	86,766
5.150%, 2/27/33	541,000	559,439

		3,243,645

Air Freight & Logistics (0.1%)
FedEx Corp.
2.400%, 5/15/31	250,000	224,400
United Parcel Service, Inc.
5.250%, 5/14/35	300,000	309,833

		534,233

Building Products (0.1%)
Carrier Global Corp.
2.700%, 2/15/31	417,000	382,940

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	208,011
Waste Management, Inc.
4.150%, 4/15/32	367,000	362,322

		570,333

Ground Transportation (0.4%)
Canadian Pacific Railway Co.
2.450%, 12/2/31	225,000	199,901
CSX Corp.
4.100%, 11/15/32	225,000	220,686
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	257,741
Uber Technologies, Inc.
4.800%, 9/15/34	296,000	296,292
Union Pacific Corp.
2.375%, 5/20/31	220,000	200,341
2.800%, 2/14/32	400,000	367,070

		1,542,031

Industrial Conglomerates (0.3%)
3M Co.
5.150%, 3/15/35	500,000	511,303
Honeywell International, Inc.
1.750%, 9/1/31	447,000	386,270
5.000%, 2/15/33	225,000	231,155

		1,128,728

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/15/35	226,000	233,694
Cummins, Inc.
1.500%, 9/1/30	183,000	161,883
5.150%, 2/20/34	257,000	266,162
Deere & Co.
5.450%, 1/16/35	449,000	471,677
Ingersoll Rand, Inc.
5.700%, 8/14/33	320,000	339,118

		1,472,534

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/32	284,000	253,954

Total Industrials		9,128,398

Information Technology (3.2%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.100%, 2/24/35	1,009,000	1,041,305
Motorola Solutions, Inc.
5.400%, 4/15/34	336,000	347,898

		1,389,203

IT Services (0.2%)
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	595,000	601,889
International Business Machines Corp.
5.000%, 2/10/32	289,000	297,455

		899,344

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom, Inc.
4.150%, 11/15/30	200,000	198,898
2.450%, 2/15/31§	500,000	454,460
4.300%, 11/15/32	150,000	148,135
3.419%, 4/15/33§	400,000	369,888
4.800%, 10/15/34	1,026,000	1,032,170
5.200%, 7/15/35	516,000	531,350
Intel Corp.
4.150%, 8/5/32	200,000	192,866
5.200%, 2/10/33(x)	500,000	510,533
Micron Technology, Inc.
5.875%, 2/9/33	329,000	349,347
NVIDIA Corp.
2.000%, 6/15/31	430,000	386,504
NXP BV
2.650%, 2/15/32	267,000	237,131
QUALCOMM, Inc.
1.650%, 5/20/32	188,000	158,739
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	203,863

		4,773,884

Software (0.9%)
Intuit, Inc.
5.200%, 9/15/33	329,000	343,300
Oracle Corp.
2.875%, 3/25/31	300,000	275,765
5.250%, 2/3/32	147,000	151,284
6.250%, 11/9/32	675,000	733,003
4.700%, 9/27/34	1,117,000	1,090,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Technologies, Inc.
1.750%, 2/15/31	$200,000	$174,389
Salesforce, Inc.
1.950%, 7/15/31	313,000	278,028
ServiceNow, Inc.
1.400%, 9/1/30	180,000	157,516
VMware LLC
2.200%, 8/15/31	264,000	232,587
Workday, Inc.
3.800%, 4/1/32	422,000	402,733

		3,838,731

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
1.650%, 2/8/31	250,000	221,603
4.500%, 5/12/32	303,000	309,345
4.750%, 5/12/35(x)	519,000	530,197
Dell International LLC
5.400%, 4/15/34	328,000	338,740
5.500%, 4/1/35	226,000	233,470
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	368,000	371,754
NetApp, Inc.
5.500%, 3/17/32	221,000	229,657

		2,234,766

Total Information Technology		13,135,928

Materials (0.4%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.800%, 3/3/33	657,000	669,139
Dow Chemical Co. (The)
2.100%, 11/15/30	200,000	176,902
4.250%, 10/1/34	239,000	219,675

		1,065,716

Metals & Mining (0.2%)
ArcelorMittal SA
6.800%, 11/29/32	317,000	352,221
BHP Billiton Finance USA Ltd.
5.250%, 9/8/33	329,000	342,159

		694,380

Total Materials		1,760,096

Real Estate (1.6%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT)
5.500%, 6/15/34	356,000	369,613
Simon Property Group LP (REIT)
2.200%, 2/1/31	412,000	370,411
VICI Properties LP (REIT)
5.125%, 5/15/32	279,000	281,550

		1,021,574

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	187,118
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	368,005

		555,123

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT)
5.700%, 7/1/34	600,000	613,474

Industrial REITs (0.2%)
Prologis LP (REIT)
4.750%, 6/15/33	387,000	390,613
5.125%, 1/15/34	358,000	367,900

		758,513

Office REITs (0.2%)
Boston Properties LP (REIT)
3.250%, 1/30/31	461,000	427,686
6.500%, 1/15/34	267,000	287,934

		715,620

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	96,229

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	250,000	236,649
5.625%, 10/13/32	200,000	211,766

		448,415

Specialized REITs (0.6%)
American Tower Corp. (REIT)
4.050%, 3/15/32	379,000	366,929
5.400%, 1/31/35	267,000	275,541
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	222,361
2.100%, 4/1/31	260,000	227,685
5.800%, 3/1/34	198,000	208,029
Equinix, Inc. (REIT)
2.500%, 5/15/31	344,000	310,309
3.900%, 4/15/32	150,000	143,749
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	319,086
Public Storage Operating Co. (REIT)
5.100%, 8/1/33	230,000	238,542
Weyerhaeuser Co. (REIT)
7.375%, 3/15/32	206,000	235,436

		2,547,667

Total Real Estate		6,756,615

Utilities (3.1%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.
5.625%, 3/1/33	300,000	314,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54(k)	160,000	173,212
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	181,992
CenterPoint Energy Houston Electric LLC
5.150%, 3/1/34	260,000	265,885
DTE Electric Co.
5.200%, 3/1/34	271,000	279,808
5.250%, 5/15/35	441,000	452,665
Duke Energy Corp.
2.550%, 6/15/31	400,000	361,307
4.500%, 8/15/32	980,000	972,185
5.450%, 6/15/34	242,000	251,016
Duke Energy Ohio, Inc.
5.300%, 6/15/35	439,000	451,609
Entergy Corp.
2.400%, 6/15/31	784,000	699,738
Eversource Energy
Series R
1.650%, 8/15/30	400,000	350,909
Exelon Corp.
3.350%, 3/15/32	250,000	233,031
5.300%, 3/15/33	292,000	302,324
Georgia Power Co.
4.700%, 5/15/32	400,000	404,699
NextEra Energy Capital Holdings, Inc.
5.050%, 2/28/33	200,000	203,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 3/15/34	$720,000	$739,161
5.450%, 3/15/35	798,000	825,151
Pacific Gas and Electric Co.
2.500%, 2/1/31	200,000	177,876
5.700%, 3/1/35	556,000	570,121
PPL Electric Utilities Corp.
4.850%, 2/15/34	395,000	400,398
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	131,279
Southern California Edison Co.
5.950%, 11/1/32	150,000	158,068
Southern Co. (The)
4.850%, 3/15/35	311,000	307,373
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	498,000	529,301
Xcel Energy, Inc.
5.600%, 4/15/35	463,000	479,170

		10,216,993

Gas Utilities (0.0%)†
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	9,000	9,255
5.400%, 7/1/34	277,000	285,246

		294,501

Multi-Utilities (0.6%)
Ameren Corp.
3.500%, 1/15/31	250,000	238,224
Consolidated Edison Co. of New York, Inc.
2.400%, 6/15/31	390,000	354,700
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	326,877
5.450%, 3/15/35	373,000	382,480
Series F
5.250%, 8/1/33	274,000	281,293
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.375%, 3/31/55(k)	302,000	311,815
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	88,441
5.450%, 4/1/34	358,000	369,388
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	90,000	91,575

		2,444,793

Total Utilities		12,956,287

Total Corporate Bonds		160,823,698

Total Long-Term Debt Securities (38.9%) (Cost $157,166,864)		160,823,698

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	190

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	623,192	623,192
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	86,799,942	86,834,662

Total Investment Companies		88,457,854

Total Short-Term Investments (21.4%) (Cost $88,452,820)		88,457,854

Total Investments in Securities (98.9%) (Cost $335,451,703)		408,734,637
Other Assets Less Liabilities (1.1%)		4,634,075

Net Assets (100%)		$413,368,712

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $824,348 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $1,663,478. This was collateralized by $76,345 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/15/25 – 5/15/54 and by cash of $1,623,192 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	479	12/2025	USD	66,707,935	173,963
Russell 2000 E-Mini Index	78	12/2025	USD	9,576,450	143,087
S&P 500 E-Mini Index	5	12/2025	USD	1,684,688	22,564
S&P Midcap 400 E-Mini Index	31	12/2025	USD	10,187,220	(188,395)

					151,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,170,299	$—	$—	$16,170,299
Consumer Discretionary	16,807,510	—	—	16,807,510
Consumer Staples	7,827,136	—	—	7,827,136
Energy	4,604,172	—	—	4,604,172
Financials	21,568,450	—	—	21,568,450
Health Care	14,126,438	—	—	14,126,438
Industrials	13,216,588	—	—	13,216,588
Information Technology	55,474,903	—	—	55,474,903
Materials	2,828,408	—	—	2,828,408
Real Estate	3,085,871	—	—	3,085,871
Utilities	3,743,120	—	—	3,743,120
Corporate Bonds
Communication Services	—	12,575,036	—	12,575,036
Consumer Discretionary	—	6,977,928	—	6,977,928
Consumer Staples	—	10,601,530	—	10,601,530
Energy	—	12,845,261	—	12,845,261
Financials	—	56,214,738	—	56,214,738
Health Care	—	17,871,881	—	17,871,881
Industrials	—	9,128,398	—	9,128,398
Information Technology	—	13,135,928	—	13,135,928
Materials	—	1,760,096	—	1,760,096
Real Estate	—	6,756,615	—	6,756,615
Utilities	—	12,956,287	—	12,956,287
Futures	339,614	—	—	339,614
Rights
Health Care	—	190	—	190
Short-Term Investments
Investment Companies	88,457,854	—	—	88,457,854

Total Assets	$248,250,363	$160,823,888	$—	$409,074,251

Liabilities:
Futures	$(188,395)	$—	$—	$(188,395)

Total Liabilities	$(188,395)	$—	$—	$(188,395)

Total	$248,061,968	$160,823,888	$—	$408,885,856

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,317,014
Aggregate gross unrealized depreciation	(4,911,520)

Net unrealized appreciation	$76,405,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$332,480,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Entertainment (2.4%)
Liberty Media Corp.-Liberty Formula One, Class A*	44,049	$4,194,346
Liberty Media Corp.-Liberty Formula One, Class C*	295,732	30,889,207

		35,083,553

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	101,463	3,865,740

Total Communication Services		38,949,293

Consumer Discretionary (7.4%)
Hotels, Restaurants & Leisure (3.8%)
Aramark	622,982	23,922,509
DoorDash, Inc., Class A*	80,636	21,932,186
Entain plc	733,186	8,616,208

		54,470,903

Specialty Retail (2.2%)
Burlington Stores, Inc.*	35,347	8,995,811
CarMax, Inc.*	233,099	10,459,152
Wayfair, Inc., Class A*	135,717	12,123,600

		31,578,563

Textiles, Apparel & Luxury Goods (1.4%)
Gildan Activewear, Inc.	364,265	21,054,517

Total Consumer Discretionary		107,103,983

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	90,752	8,564,266

Total Consumer Staples		8,564,266

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK, Inc.	73,163	5,338,704

Total Energy		5,338,704

Financials (11.7%)
Capital Markets (3.7%)
Cboe Global Markets, Inc.	40,219	9,863,710
Charles Schwab Corp. (The)	139,424	13,310,809
LPL Financial Holdings, Inc.	91,570	30,464,423

		53,638,942

Financial Services (2.5%)
Global Payments, Inc.	92,166	7,657,151
WEX, Inc.*	179,932	28,344,688

		36,001,839

Insurance (5.5%)
Intact Financial Corp.	219,032	42,615,000
W.R. Berkley Corp.	303,514	23,255,243
Willis Towers Watson plc	39,094	13,505,022

		79,375,265

Total Financials		169,016,046

Health Care (13.6%)
Biotechnology (3.1%)
Argenx SE (ADR)*	20,960	15,459,258
Ascendis Pharma A/S (ADR)*	62,762	12,477,713
Avidity Biosciences, Inc.*	101,739	4,432,768
Revolution Medicines, Inc.*	129,247	6,035,835
Vaxcyte, Inc.*	186,518	6,718,378

		45,123,952

Health Care Equipment & Supplies (6.6%)
Boston Scientific Corp.*	336,654	32,867,530
Cooper Cos., Inc. (The)*	101,516	6,959,937
Globus Medical, Inc., Class A*	134,700	7,714,269
ICU Medical, Inc.*	87,562	10,503,937
Lantheus Holdings, Inc.*	69,957	3,588,095
STERIS plc	46,130	11,414,407
Teleflex, Inc.	181,222	22,174,324

		95,222,499

Life Sciences Tools & Services (3.9%)
Illumina, Inc.*	78,351	7,440,995
Revvity, Inc.	350,105	30,686,703
Waters Corp.*	60,021	17,994,896

		56,122,594

Total Health Care		196,469,045

Industrials (25.6%)
Aerospace & Defense (0.6%)
StandardAero, Inc.*	314,528	8,583,469

Commercial Services & Supplies (5.0%)
Cimpress plc*	130,620	8,234,285
Clean Harbors, Inc.*	77,397	17,973,131
RB Global, Inc.	182,103	19,732,681
Rentokil Initial plc	1,061,395	5,364,433
Rentokil Initial plc (ADR)(x)	401,473	10,137,193
Veralto Corp.	108,002	11,514,093

		72,955,816

Construction & Engineering (1.8%)
API Group Corp.*	760,916	26,152,683

Electrical Equipment (1.3%)
Sensata Technologies Holding plc	631,285	19,285,757

Ground Transportation (2.3%)
JB Hunt Transport Services, Inc.	176,764	23,716,426
TFI International, Inc.	115,860	10,202,632

		33,919,058

Machinery (1.6%)
Ingersoll Rand, Inc.	276,818	22,870,703

Passenger Airlines (1.5%)
Ryanair Holdings plc (ADR)	357,840	21,549,125

Professional Services (8.8%)
Broadridge Financial Solutions, Inc.	121,027	28,825,001
Dayforce, Inc.*	406,357	27,993,934
SS&C Technologies Holdings, Inc.	593,003	52,634,946
TransUnion	129,454	10,845,656
UL Solutions, Inc., Class A	88,201	6,249,923

		126,549,460

Trading Companies & Distributors (2.7%)
Ferguson Enterprises, Inc.	173,285	38,916,345

Total Industrials		370,782,416

Information Technology (26.6%)
Electronic Equipment, Instruments & Components (8.1%)
CDW Corp.	82,579	13,153,183
Flex Ltd.*	982,400	56,949,728
TE Connectivity plc	49,926	10,960,255
Teledyne Technologies, Inc.*	60,569	35,495,857

		116,559,023

IT Services (1.2%)
Amdocs Ltd.	113,613	9,321,947
GoDaddy, Inc., Class A*	53,463	7,315,342

		16,637,289

Semiconductors & Semiconductor Equipment (4.6%)
KLA Corp.	14,388	15,518,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NXP Semiconductors NV	122,794	$27,963,877
ON Semiconductor Corp.*	474,806	23,412,684

		66,895,458

Software (12.7%)
AppLovin Corp., Class A*	100,006	71,858,311
Constellation Software, Inc.	18,238	49,509,808
Descartes Systems Group, Inc. (The)*	71,906	6,775,702
Dynatrace, Inc.*	103,349	5,007,259
PTC, Inc.*	152,014	30,861,882
Topicus.com, Inc.*	64,624	6,930,468
Workday, Inc., Class A*	53,760	12,941,645

		183,885,075

Total Information Technology		383,976,845

Materials (1.4%)
Chemicals (1.4%)
Corteva, Inc.	307,920	20,824,630

Total Materials		20,824,630

Real Estate (3.4%)
Industrial REITs (0.5%)
Lineage, Inc. (REIT)	164,555	6,358,405

Real Estate Management & Development (1.8%)
CoStar Group, Inc.*	241,289	20,357,553
FirstService Corp.	29,317	5,584,595

		25,942,148

Specialized REITs (1.1%)
Lamar Advertising Co. (REIT), Class A	133,475	16,340,010

Total Real Estate		48,640,563

Utilities (5.0%)
Electric Utilities (2.1%)
Alliant Energy Corp.	451,247	30,418,560

Multi-Utilities (2.9%)
Ameren Corp.	213,060	22,239,203
DTE Energy Co.	136,167	19,258,099

		41,497,302

Total Utilities		71,915,862

Total Common Stocks (98.4%) (Cost $939,844,897)		1,421,581,653

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	2,424,240	2,424,240
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	989,339	989,735

Total Investment Companies		3,413,975

Total Short-Term Investments (0.2%) (Cost $3,413,975)		3,413,975

Total Investments in Securities (98.6%) (Cost $943,258,872)		1,424,995,628
Other Assets Less Liabilities (1.4%)		20,347,003

Net Assets (100%)		$1,445,342,631

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $9,017,760. This was collateralized by $6,575,737 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 2/15/53 and by cash of $2,424,240 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,949,293	$—	$—	$38,949,293
Consumer Discretionary	98,487,775	8,616,208	—	107,103,983
Consumer Staples	8,564,266	—	—	8,564,266
Energy	5,338,704	—	—	5,338,704
Financials	169,016,046	—	—	169,016,046
Health Care	196,469,045	—	—	196,469,045
Industrials	365,417,983	5,364,433	—	370,782,416
Information Technology	383,976,845	—	—	383,976,845
Materials	20,824,630	—	—	20,824,630
Real Estate	48,640,563	—	—	48,640,563
Utilities	71,915,862	—	—	71,915,862
Short-Term Investments
Investment Companies	3,413,975	—	—	3,413,975

Total Assets	$1,411,014,987	$13,980,641	$—	$1,424,995,628

Total Liabilities	$—	$—	$—	$—

Total	$1,411,014,987	$13,980,641	$—	$1,424,995,628

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,483,273
Aggregate gross unrealized depreciation	(107,103,646)

Net unrealized appreciation	$481,379,627

Federal income tax cost of investments in securities and derivative instruments, if applicable	$943,616,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.1%)
iShares Core S&P 500 ETF	190,818	$127,714,487
iShares Russell 2000 ETF	262,635	63,547,165
SPDR Portfolio S&P 500 ETF	1,629,182	127,630,118
Vanguard S&P 500 ETF	221,856	135,860,177

Total Exchange Traded Funds (50.1%) (Cost $362,346,661)		454,751,947

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (35.6%)
U.S. Treasury Notes
4.250%, 1/31/26#	$9,306,200	9,313,763
4.625%, 10/15/26	1,100,000	1,110,206
1.125%, 10/31/26	1,950,000	1,896,732
1.625%, 10/31/26	916,000	895,861
4.125%, 10/31/26	1,800,000	1,807,968
2.000%, 11/15/26	1,440,000	1,412,874
4.625%, 11/15/26	1,500,000	1,514,735
1.250%, 11/30/26	1,500,000	1,458,095
1.625%, 11/30/26	500,000	488,258
4.250%, 11/30/26	1,800,000	1,811,024
4.375%, 12/15/26	1,636,000	1,648,979
1.250%, 12/31/26	1,930,000	1,872,779
1.750%, 12/31/26	917,000	895,372
4.250%, 12/31/26	2,000,000	2,013,221
4.000%, 1/15/27	1,665,000	1,671,440
1.500%, 1/31/27	2,356,000	2,289,643
4.125%, 1/31/27	2,191,000	2,203,255
2.250%, 2/15/27	1,358,000	1,332,231
4.125%, 2/15/27	1,311,000	1,318,689
1.125%, 2/28/27	522,000	503,780
1.875%, 2/28/27	1,544,000	1,506,000
4.125%, 2/28/27	2,017,000	2,029,379
4.250%, 3/15/27	1,371,000	1,382,177
0.625%, 3/31/27	940,000	898,802
2.500%, 3/31/27	1,243,000	1,222,119
3.875%, 3/31/27	2,017,000	2,023,310
4.500%, 4/15/27	1,888,000	1,911,455
0.500%, 4/30/27	700,000	666,538
2.750%, 4/30/27	1,458,000	1,438,008
3.750%, 4/30/27	2,016,000	2,019,270
2.375%, 5/15/27	1,750,000	1,715,025
4.500%, 5/15/27	1,434,000	1,452,893
0.500%, 5/31/27	1,231,000	1,169,053
2.625%, 5/31/27	1,161,000	1,141,860
3.875%, 5/31/27	2,289,000	2,297,268
4.625%, 6/15/27	1,751,000	1,779,031
0.500%, 6/30/27	1,144,000	1,083,799
3.250%, 6/30/27	1,670,000	1,659,221
3.750%, 6/30/27	1,676,000	1,679,302
4.375%, 7/15/27	1,434,000	1,452,265
0.375%, 7/31/27	1,331,000	1,254,951
2.750%, 7/31/27	1,103,000	1,085,849
3.875%, 7/31/27	1,675,000	1,682,130
2.250%, 8/15/27	1,043,000	1,017,290
3.750%, 8/15/27	1,977,000	1,981,544
0.500%, 8/31/27	861,000	811,659
3.125%, 8/31/27	1,561,000	1,546,809
3.625%, 8/31/27	1,670,000	1,670,199
3.375%, 9/15/27	1,439,000	1,432,749
0.375%, 9/30/27	1,458,000	1,367,916
3.500%, 9/30/27	1,607,000	1,603,861
4.125%, 9/30/27	1,339,000	1,352,067
3.875%, 10/15/27	1,438,000	1,445,512
0.500%, 10/31/27	1,424,000	1,335,938
4.125%, 10/31/27	1,550,000	1,565,858
2.250%, 11/15/27	1,056,000	1,026,802
4.125%, 11/15/27	1,717,000	1,734,988
0.625%, 11/30/27	1,507,000	1,414,360
3.875%, 11/30/27	1,290,000	1,297,057
4.000%, 12/15/27	1,982,000	1,998,773
0.625%, 12/31/27	1,925,000	1,802,132
3.875%, 12/31/27	1,314,000	1,321,443
4.250%, 1/15/28	1,444,000	1,464,001
0.750%, 1/31/28	1,509,000	1,413,203
3.500%, 1/31/28	1,034,000	1,031,451
2.750%, 2/15/28	2,029,000	1,989,032
4.250%, 2/15/28	1,440,000	1,460,703
1.125%, 2/29/28	1,836,000	1,731,500
4.000%, 2/29/28	1,034,000	1,043,325
3.875%, 3/15/28	1,717,000	1,728,267
1.250%, 3/31/28	1,680,000	1,585,958
3.625%, 3/31/28	1,031,000	1,031,492
3.750%, 4/15/28	1,928,000	1,934,361
1.250%, 4/30/28	1,534,000	1,445,316
3.500%, 4/30/28	1,509,000	1,504,988
2.875%, 5/15/28	2,114,000	2,074,704
3.750%, 5/15/28	1,438,000	1,442,966
1.250%, 5/31/28	2,022,000	1,901,156
3.625%, 5/31/28	1,510,000	1,510,490
3.875%, 6/15/28	1,500,000	1,510,157
1.250%, 6/30/28	1,703,000	1,598,293
4.000%, 6/30/28	1,032,000	1,042,319
3.875%, 7/15/28	1,987,000	2,000,350
1.000%, 7/31/28	2,093,000	1,946,239
4.125%, 7/31/28	1,308,000	1,325,571
2.875%, 8/15/28	1,578,000	1,545,763
3.625%, 8/15/28	1,352,000	1,352,367
1.125%, 8/31/28	1,785,000	1,662,384
4.375%, 8/31/28	1,114,000	1,136,950
3.375%, 9/15/28	1,350,000	1,341,035
1.250%, 9/30/28	1,501,000	1,400,248
4.625%, 9/30/28	1,198,000	1,231,949
1.375%, 10/31/28	1,406,000	1,314,166
4.875%, 10/31/28	1,193,000	1,235,779
3.125%, 11/15/28	1,772,000	1,745,350
1.500%, 11/30/28	1,717,000	1,608,017
4.375%, 11/30/28	1,885,000	1,926,231
1.375%, 12/31/28	1,900,000	1,769,339
3.750%, 12/31/28	1,889,000	1,895,502
1.750%, 1/31/29	1,594,000	1,499,952
4.000%, 1/31/29	1,521,000	1,537,635
2.625%, 2/15/29	1,476,000	1,428,622
1.875%, 2/28/29	1,508,000	1,422,731
4.250%, 2/28/29	1,870,000	1,906,077
2.375%, 3/31/29	1,602,000	1,535,299
4.125%, 3/31/29	2,136,000	2,168,857
2.875%, 4/30/29	1,034,000	1,006,856
4.625%, 4/30/29	1,820,000	1,878,161
2.375%, 5/15/29	1,691,000	1,617,739
2.750%, 5/31/29	1,449,000	1,403,748
4.500%, 5/31/29	2,044,000	2,101,684
3.250%, 6/30/29	1,429,000	1,407,965
4.250%, 6/30/29	1,769,000	1,804,563
2.625%, 7/31/29	862,000	829,672
4.000%, 7/31/29	2,265,000	2,290,721
1.625%, 8/15/29	1,086,000	1,007,649
3.125%, 8/31/29	1,326,000	1,299,123
3.625%, 8/31/29	2,048,000	2,043,336
3.500%, 9/30/29	2,344,000	2,328,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 9/30/29	$1,119,000	$1,126,836
4.000%, 10/31/29	1,091,000	1,103,610
4.125%, 10/31/29	1,767,000	1,795,546
1.750%, 11/15/29	1,259,000	1,168,016
3.875%, 11/30/29	1,266,000	1,274,485
4.125%, 11/30/29	2,046,000	2,079,490
3.875%, 12/31/29	1,085,000	1,092,374
4.375%, 12/31/29	1,710,000	1,754,954
3.500%, 1/31/30	1,092,000	1,083,126
4.250%, 1/31/30	2,044,000	2,088,129
1.500%, 2/15/30	1,423,000	1,297,930
4.000%, 2/28/30	3,229,000	3,267,466
3.625%, 3/31/30	1,308,000	1,302,983
4.000%, 3/31/30	1,766,000	1,786,652
3.500%, 4/30/30	881,000	872,947
3.875%, 4/30/30	1,763,000	1,774,648
0.625%, 5/15/30	2,290,000	1,991,183
3.750%, 5/31/30	1,292,000	1,293,207
4.000%, 5/31/30	2,262,000	2,289,085
3.750%, 6/30/30	800,000	800,620
3.875%, 6/30/30	1,704,000	1,714,805
3.875%, 7/31/30	1,703,000	1,713,788
4.000%, 7/31/30	1,083,000	1,095,512
0.625%, 8/15/30	3,001,000	2,587,747
3.625%, 8/31/30	1,697,000	1,688,809
4.125%, 8/31/30	843,000	857,422
3.625%, 9/30/30	1,700,000	1,691,766
4.625%, 9/30/30	789,000	820,319
4.875%, 10/31/30	1,370,000	1,440,536
0.875%, 11/15/30	3,127,000	2,712,228
4.375%, 11/30/30	1,388,000	1,427,691
3.750%, 12/31/30	1,227,000	1,226,043
4.000%, 1/31/31	1,254,000	1,267,617
1.125%, 2/15/31	3,241,000	2,832,709
4.250%, 2/28/31	990,000	1,012,592
4.125%, 3/31/31	1,027,000	1,043,845
4.625%, 4/30/31	1,330,000	1,384,763
1.625%, 5/15/31	2,984,000	2,657,691
4.625%, 5/31/31	968,000	1,007,931
4.250%, 6/30/31	1,062,000	1,085,483
4.125%, 7/31/31	1,585,000	1,609,620
1.250%, 8/15/31	3,635,000	3,144,811
3.750%, 8/31/31	1,588,000	1,581,217
3.625%, 9/30/31	1,538,000	1,520,274
4.125%, 10/31/31	1,339,000	1,358,798
1.375%, 11/15/31	3,187,000	2,758,688
4.125%, 11/30/31	1,338,000	1,357,260
4.500%, 12/31/31	1,494,000	1,545,964
4.375%, 1/31/32	1,338,000	1,375,286
1.875%, 2/15/32	2,679,000	2,376,914
4.125%, 2/29/32	1,516,000	1,536,694
4.125%, 3/31/32	1,530,000	1,550,563
4.000%, 4/30/32	1,336,000	1,344,111
2.875%, 5/15/32	2,618,000	2,461,191
4.125%, 5/31/32	1,575,000	1,595,325
4.000%, 6/30/32	958,000	963,164
4.000%, 7/31/32	1,581,000	1,588,919
2.750%, 8/15/32	2,640,000	2,454,576
3.875%, 8/31/32	955,000	952,400
3.875%, 9/30/32	950,000	947,031
4.125%, 11/15/32	3,075,000	3,110,800
3.500%, 2/15/33	2,837,000	2,754,551
3.375%, 5/15/33	2,541,000	2,440,981
3.875%, 8/15/33	2,794,000	2,771,533
4.500%, 11/15/33	3,235,000	3,344,429
4.000%, 2/15/34	3,566,000	3,556,444
4.375%, 5/15/34	3,153,000	3,225,944
3.875%, 8/15/34	3,772,000	3,714,635
4.250%, 11/15/34	3,765,000	3,807,733
4.625%, 2/15/35	3,402,000	3,535,621
4.250%, 5/15/35	3,529,000	3,561,463
4.250%, 8/15/35	2,019,000	2,035,404

Total U.S. Treasury Obligations		323,530,027

Total Long-Term Debt Securities (35.6%) (Cost $322,203,107)		323,530,027

Total Investments in Securities (85.7%) (Cost $684,549,768)		778,281,974
Other Assets Less Liabilities (14.3%)		130,193,858

Net Assets (100%)		$908,475,832

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,594,979.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	977	12/2025	EUR	63,557,866	1,057,311
FTSE 100 Index	217	12/2025	GBP	27,455,159	175,861
TOPIX Index	221	12/2025	JPY	46,939,243	609,428

					1,842,600

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$454,751,947	$—	$—	$454,751,947
Futures	1,842,600	—	—	1,842,600
U.S. Treasury Obligations	—	323,530,027	—	323,530,027

Total Assets	$456,594,547	$323,530,027	$—	$780,124,574

Total Liabilities	$—	$—	$—	$—

Total	$456,594,547	$323,530,027	$—	$780,124,574

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,963,621
Aggregate gross unrealized depreciation	(4,576)

Net unrealized appreciation	$105,959,045

Federal income tax cost of investments in securities and derivative instruments, if applicable	$674,165,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Entertainment (3.1%)
Netflix, Inc.*	49,537	$59,390,900
ROBLOX Corp., Class A*	224,648	31,118,241
Spotify Technology SA*	8,490	5,926,020

		96,435,161

Interactive Media & Services (9.6%)
Alphabet, Inc., Class C	626,667	152,624,748
Meta Platforms, Inc., Class A	192,195	141,144,164

		293,768,912

Total Communication Services		390,204,073

Consumer Discretionary (14.6%)
Automobiles (3.5%)
Tesla, Inc.*	236,594	105,218,084

Broadline Retail (6.6%)
Alibaba Group Holding Ltd. (ADR)	168,592	30,132,448
Amazon.com, Inc.*	518,096	113,758,339
MercadoLibre, Inc.*	11,692	27,323,503
Sea Ltd. (ADR)*	164,595	29,418,064

		200,632,354

Hotels, Restaurants & Leisure (3.0%)
Booking Holdings, Inc.	5,046	27,244,716
DoorDash, Inc., Class A*	185,612	50,484,608
McDonald’s Corp.	48,255	14,664,212

		92,393,536

Household Durables (0.4%)
DR Horton, Inc.	79,491	13,471,340

Specialty Retail (1.1%)
AutoZone, Inc.*	2,323	9,966,227
Carvana Co.*	64,834	24,457,978

		34,424,205

Total Consumer Discretionary		446,139,519

Consumer Staples (3.8%)
Beverages (0.6%)
Coca-Cola Co. (The)	257,894	17,103,530

Consumer Staples Distribution & Retail (1.7%)
Walmart, Inc.	518,712	53,458,459

Tobacco (1.5%)
Philip Morris International, Inc.	282,322	45,792,628

Total Consumer Staples		116,354,617

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.	35,120	8,252,498

Total Energy		8,252,498

Financials (7.8%)
Capital Markets (3.8%)
Blackstone, Inc.	70,280	12,007,338
Charles Schwab Corp. (The)	187,654	17,915,327
Goldman Sachs Group, Inc. (The)	50,137	39,926,600
Intercontinental Exchange, Inc.	43,209	7,279,852
KKR & Co., Inc.	24,748	3,216,003
Robinhood Markets, Inc., Class A*	244,199	34,964,413

		115,309,533

Consumer Finance (0.6%)
SoFi Technologies, Inc.*	665,808	17,590,647

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	21,705	10,911,972
Mastercard, Inc., Class A	147,128	83,687,878
Visa, Inc., Class A	30,074	10,266,662

		104,866,512

Total Financials		237,766,692

Health Care (5.8%)
Biotechnology (3.8%)
AbbVie, Inc.	108,123	25,034,800
Alnylam Pharmaceuticals, Inc.*	34,399	15,685,944
Gilead Sciences, Inc.	160,984	17,869,224
Insmed, Inc.*	258,415	37,214,344
Natera, Inc.*	117,294	18,880,815

		114,685,127

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	182,048	24,383,509
Intuitive Surgical, Inc.*	3,003	1,343,032

		25,726,541

Health Care Providers & Services (0.8%)
Hims & Hers Health, Inc.*	217,048	12,310,963
McKesson Corp.	16,899	13,055,153

		25,366,116

Pharmaceuticals (0.4%)
Eli Lilly & Co.	1,962	1,497,006
Johnson & Johnson	49,016	9,088,546

		10,585,552

Total Health Care		176,363,336

Industrials (6.3%)
Aerospace & Defense (1.8%)
GE Aerospace	112,248	33,766,443
RTX Corp.	73,724	12,336,237
TransDigm Group, Inc.	6,527	8,602,717

		54,705,397

Building Products (0.3%)
Trane Technologies plc	21,384	9,023,192

Construction & Engineering (0.5%)
Quanta Services, Inc.	36,802	15,251,485

Electrical Equipment (1.2%)
Eaton Corp. plc	5,006	1,873,496
GE Vernova, Inc.	58,818	36,167,188

		38,040,684

Ground Transportation (0.9%)
Uber Technologies, Inc.*	279,559	27,388,395

Industrial Conglomerates (1.3%)
3M Co.	250,566	38,882,832

Machinery (0.3%)
Deere & Co.	21,224	9,704,886

Total Industrials		192,996,871

Information Technology (45.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	109,725	15,988,030

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	155,017	19,183,353
Celestica, Inc.*	41,768	10,290,800

		29,474,153

IT Services (3.8%)
Cloudflare, Inc., Class A*	108,083	23,193,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	142,683	$40,259,435
Shopify, Inc., Class A*	259,056	38,498,312
Snowflake, Inc., Class A*	33,718	7,605,095
Twilio, Inc., Class A*	71,417	7,148,128

		116,704,501

Semiconductors & Semiconductor Equipment (16.6%)
Broadcom, Inc.	498,845	164,573,954
Lam Research Corp.	14,416	1,930,303
NVIDIA Corp.	1,712,883	319,589,710
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	73,284	20,467,488

		506,561,455

Software (16.7%)
AppLovin Corp., Class A*	41,607	29,896,294
Crowdstrike Holdings, Inc., Class A*	30,475	14,944,331
Intuit, Inc.	33,799	23,081,675
Microsoft Corp.	548,476	284,083,144
Oracle Corp.	282,952	79,577,420
Palantir Technologies, Inc., Class A*	221,253	40,360,972
Palo Alto Networks, Inc.*	72,643	14,791,568
ServiceNow, Inc.*	26,767	24,633,135

		511,368,539

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	774,081	197,104,245

Total Information Technology		1,377,200,923

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
Vistra Corp.	50,297	9,854,188

Total Utilities		9,854,188

Total Common Stocks (96.6%) (Cost $1,500,132,173)		2,955,132,717

EXCHANGE TRADED FUNDS (ETF):
Equity (2.1%)
Invesco QQQ Trust	106,967	64,219,778

Total Exchange Traded Funds (2.1%) (Cost $56,638,292)		64,219,778

Total Investments in Securities (98.7%) (Cost $1,556,770,465)		3,019,352,495
Other Assets Less Liabilities (1.3%)		38,502,043

Net Assets (100%)		$3,057,854,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$390,204,073	$—	$—	$390,204,073
Consumer Discretionary	446,139,519	—	—	446,139,519
Consumer Staples	116,354,617	—	—	116,354,617
Energy	8,252,498	—	—	8,252,498
Financials	237,766,692	—	—	237,766,692
Health Care	176,363,336	—	—	176,363,336
Industrials	192,996,871	—	—	192,996,871
Information Technology	1,377,200,923	—	—	1,377,200,923
Utilities	9,854,188	—	—	9,854,188
Exchange Traded Fund	64,219,778	—	—	64,219,778

Total Assets	$3,019,352,495	$—	$—	$3,019,352,495

Total Liabilities	$—	$—	$—	$—

Total	$3,019,352,495	$—	$—	$3,019,352,495

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,466,572,670
Aggregate gross unrealized depreciation	(4,713,847)

Net unrealized appreciation	$1,461,858,823

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,557,493,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	466,649	$13,178,168
Verizon Communications, Inc.	306,937	13,489,881

		26,668,049

Entertainment (1.2%)
Walt Disney Co. (The)	129,494	14,827,063

Interactive Media & Services (3.1%)
Alphabet, Inc., Class C	153,590	37,406,844

Total Communication Services		78,901,956

Consumer Discretionary (7.4%)
Automobile Components (0.3%)
Gentex Corp.	130,767	3,700,706

Automobiles (0.6%)
General Motors Co.	128,534	7,836,718

Broadline Retail (2.8%)
Alibaba Group Holding Ltd. (ADR)	41,972	7,501,656
Amazon.com, Inc.*	119,551	26,249,813

		33,751,469

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.*	246,736	7,133,138
Darden Restaurants, Inc.	49,695	9,459,940

		16,593,078

Household Durables (1.2%)
Lennar Corp., Class A	113,194	14,266,972

Textiles, Apparel & Luxury Goods (1.1%)
Kontoor Brands, Inc.	169,638	13,532,023

Total Consumer Discretionary		89,680,966

Consumer Staples (3.9%)
Consumer Staples Distribution & Retail (1.2%)
BJ’s Wholesale Club Holdings, Inc.*	62,489	5,827,099
Performance Food Group Co.*	86,675	9,017,667

		14,844,766

Tobacco (2.7%)
Philip Morris International, Inc.	200,478	32,517,532

Total Consumer Staples		47,362,298

Energy (5.5%)
Oil, Gas & Consumable Fuels (5.5%)
ConocoPhillips	52,257	4,942,990
EOG Resources, Inc.	120,340	13,492,521
EQT Corp.	305,838	16,646,762
Equinor ASA (ADR)	243,858	5,945,258
Expand Energy Corp.	95,106	10,104,061
Exxon Mobil Corp.	43,244	4,875,761
Range Resources Corp.	265,494	9,993,194

Total Energy		66,000,547

Financials (17.1%)
Banks (12.2%)
Bank of America Corp.	856,604	44,192,200
Comerica, Inc.	111,501	7,640,049
Fifth Third Bancorp	335,857	14,962,429
First Citizens BancShares, Inc., Class A	12,535	22,427,121
First Horizon Corp.	300,877	6,802,829
US Bancorp	291,346	14,080,752
Wells Fargo & Co.	447,164	37,481,286

		147,586,666

Capital Markets (0.4%)
Jefferies Financial Group, Inc.	72,949	4,772,324

Consumer Finance (1.2%)
American Express Co.	43,352	14,399,800

Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	24,439	12,286,463
Corpay, Inc.*	14,163	4,079,794
Fiserv, Inc.*	78,950	10,179,023
MGIC Investment Corp.	219,870	6,237,712

		32,782,992

Insurance (0.6%)
Arch Capital Group Ltd.	78,850	7,154,061

Total Financials		206,695,843

Health Care (16.0%)
Biotechnology (3.0%)
AbbVie, Inc.	58,687	13,588,388
Biogen, Inc.*	33,533	4,697,303
Regeneron Pharmaceuticals, Inc.	16,422	9,233,598
Vertex Pharmaceuticals, Inc.*	22,682	8,883,178

		36,402,467

Health Care Equipment & Supplies (1.3%)
Medtronic plc	161,211	15,353,736

Health Care Providers & Services (8.0%)
Cardinal Health, Inc.	32,188	5,052,229
Cencora, Inc.	13,365	4,176,963
Cigna Group (The)	53,449	15,406,674
Elevance Health, Inc.	29,269	9,457,399
Humana, Inc.	118,319	30,783,054
Labcorp Holdings, Inc.	29,219	8,387,606
Quest Diagnostics, Inc.	38,182	7,276,726
UnitedHealth Group, Inc.	47,697	16,469,774

		97,010,425

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	168,333	7,591,818
Johnson & Johnson	124,994	23,176,388
Merck & Co., Inc.	84,663	7,105,766
Novo Nordisk A/S (ADR)	126,623	7,026,310

		44,900,282

Total Health Care		193,666,910

Industrials (14.0%)
Aerospace & Defense (3.1%)
Boeing Co. (The)*	68,896	14,869,824
RTX Corp.	123,719	20,701,900
Textron, Inc.	13,649	1,153,204

		36,724,928

Building Products (1.0%)
Carrier Global Corp.	208,628	12,455,092

Electrical Equipment (2.0%)
Emerson Electric Co.	187,823	24,638,621

Industrial Conglomerates (0.7%)
3M Co.	56,730	8,803,361

Machinery (3.6%)
AGCO Corp.	77,186	8,264,305
Cummins, Inc.	25,538	10,786,485
Flowserve Corp.	234,405	12,456,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gates Industrial Corp. plc*	457,087	$11,344,899

		42,851,971

Passenger Airlines (1.8%)
Delta Air Lines, Inc.	101,765	5,775,164
Southwest Airlines Co.	481,643	15,369,228

		21,144,392

Trading Companies & Distributors (1.8%)
AerCap Holdings NV	143,246	17,332,766
WESCO International, Inc.	21,446	4,535,829

		21,868,595

Total Industrials		168,486,960

Information Technology (14.2%)
Electronic Equipment, Instruments & Components (3.9%)
CDW Corp.	53,354	8,498,225
Corning, Inc.	291,954	23,948,987
TD SYNNEX Corp.	91,711	15,017,676

		47,464,888

IT Services (0.1%)
Accenture plc, Class A	7,575	1,867,995

Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding NV (Registered) (NYRS)	5,453	5,278,995
NXP Semiconductors NV	63,165	14,384,566
ON Semiconductor Corp.*	99,685	4,915,467
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	23,838	6,657,715

		31,236,743

Software (0.5%)
Salesforce, Inc.	23,937	5,673,069

Technology Hardware, Storage & Peripherals (7.1%)
Hewlett Packard Enterprise Co.	309,155	7,592,847
Sandisk Corp.*	74,551	8,364,622
Seagate Technology Holdings plc	98,754	23,311,869
Western Digital Corp.	386,138	46,359,728

		85,629,066

Total Information Technology		171,871,761

Materials (7.1%)
Chemicals (2.0%)
Chemours Co. (The)	466,820	7,394,429
FMC Corp.	494,134	16,617,726

		24,012,155

Construction Materials (0.9%)
Amrize Ltd.*	167,075	8,108,150
James Hardie Industries plc (ADR)*	157,635	3,028,168

		11,136,318

Containers & Packaging (1.6%)
Ball Corp.	267,898	13,507,417
Graphic Packaging Holding Co.	176,350	3,451,170
Silgan Holdings, Inc.	66,391	2,855,477

		19,814,064

Metals & Mining (2.6%)
Alcoa Corp.	133,314	4,384,697
Cleveland-Cliffs, Inc.*	367,217	4,480,047
Freeport-McMoRan, Inc.	260,221	10,205,868
Newmont Corp.	62,589	5,276,879
Rio Tinto plc (ADR)	104,358	6,888,672

		31,236,163

Total Materials		86,198,700

Real Estate (3.2%)
Health Care REITs (1.0%)
Ventas, Inc. (REIT)	167,122	11,696,869

Real Estate Management & Development (0.1%)
Zillow Group, Inc., Class C*	21,805	1,680,075

Specialized REITs (2.1%)
Equinix, Inc. (REIT)	31,472	24,650,129

Total Real Estate		38,027,073

Utilities (4.2%)
Electric Utilities (2.7%)
NextEra Energy, Inc.	119,727	9,038,191
PG&E Corp.	197,928	2,984,754
Southern Co. (The)	216,419	20,510,029

		32,532,974

Multi-Utilities (1.3%)
Dominion Energy, Inc.	255,869	15,651,507

Water Utilities (0.2%)
Essential Utilities, Inc.	59,137	2,359,566

Total Utilities		50,544,047

Total Common Stocks (99.1%) (Cost $1,022,673,368)		1,197,437,061

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (1.5%)
FHLB
0.00%, 10/1/25(o)(p)	$18,395,000	18,395,000

Total Short-Term Investments (1.5%) (Cost $18,395,000)		18,395,000

Total Investments in Securities (100.6%) (Cost $1,041,068,368)		1,215,832,061
Other Assets Less Liabilities (-0.6%)		(7,766,284)

Net Assets (100%)		$1,208,065,777

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2025.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$78,901,956	$—	$—	$78,901,956
Consumer Discretionary	89,680,966	—	—	89,680,966
Consumer Staples	47,362,298	—	—	47,362,298
Energy	66,000,547	—	—	66,000,547
Financials	206,695,843	—	—	206,695,843
Health Care	193,666,910	—	—	193,666,910
Industrials	168,486,960	—	—	168,486,960
Information Technology	171,871,761	—	—	171,871,761
Materials	86,198,700	—	—	86,198,700
Real Estate	38,027,073	—	—	38,027,073
Utilities	50,544,047	—	—	50,544,047
Short-Term Investments
U.S. Government Agency Securities	—	18,395,000	—	18,395,000

Total Assets	$1,197,437,061	$18,395,000	$—	$1,215,832,061

Total Liabilities	$—	$—	$—	$—

Total	$1,197,437,061	$18,395,000	$—	$1,215,832,061

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,858,339
Aggregate gross unrealized depreciation	(30,452,263)

Net unrealized appreciation	$173,406,076

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,425,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	581,021	$16,408,033
Verizon Communications, Inc.	292,038	12,835,070

		29,243,103

Entertainment (1.5%)
Electronic Arts, Inc.	3,967	800,144
Live Nation Entertainment, Inc.*	2,834	463,075
Netflix, Inc.*	10,091	12,098,302
Spotify Technology SA*	10,145	7,081,210
Take-Two Interactive Software, Inc.*	3,048	787,481
TKO Group Holdings, Inc., Class A	1,155	233,264
Walt Disney Co. (The)	67,784	7,761,268
Warner Bros Discovery, Inc.*	43,877	856,918

		30,081,662

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A	150,402	36,562,726
Alphabet, Inc., Class C	114,115	27,792,708
Match Group, Inc.	3,917	138,348
Meta Platforms, Inc., Class A	68,576	50,360,843
Pinterest, Inc., Class A*	24,780	797,173

		115,651,798

Media (0.3%)
Charter Communications, Inc., Class A*	5,980	1,645,128
Comcast Corp., Class A	65,268	2,050,721
Fox Corp., Class A	3,626	228,655
Fox Corp., Class B	2,299	131,710
Interpublic Group of Cos., Inc. (The)	5,966	166,511
News Corp., Class A	7,098	217,979
News Corp., Class B	1,843	63,676
Omnicom Group, Inc.	3,564	290,573
Paramount Skydance Corp., Class B(x)	4,657	88,110
Trade Desk, Inc. (The), Class A*	7,952	389,728

		5,272,791

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	8,634	2,066,807

Total Communication Services		182,316,161

Consumer Discretionary (7.5%)
Automobile Components (0.0%)†
Aptiv plc*	3,830	330,223

Automobiles (1.2%)
Ford Motor Co.	69,212	827,775
General Motors Co.	16,873	1,028,747
Tesla, Inc.*	49,732	22,116,815

		23,973,337

Broadline Retail (2.9%)
Amazon.com, Inc.*	256,157	56,244,392
eBay, Inc.	8,060	733,057

		56,977,449

Distributors (0.0%)†
Genuine Parts Co.	2,563	355,232
LKQ Corp.	4,953	151,265
Pool Corp.	566	175,499

		681,996

Hotels, Restaurants & Leisure (1.4%)
Airbnb, Inc., Class A*	7,531	914,414
Booking Holdings, Inc.	795	4,292,420
Carnival Corp.*	19,137	553,251
Chipotle Mexican Grill, Inc.*	49,581	1,943,079
Darden Restaurants, Inc.	2,034	387,192
Domino’s Pizza, Inc.	542	233,987
DoorDash, Inc., Class A*	6,560	1,784,254
Expedia Group, Inc.	2,095	447,806
Hilton Worldwide Holdings, Inc.	4,168	1,081,346
Las Vegas Sands Corp.	5,474	294,447
Marriott International, Inc., Class A	10,838	2,822,649
McDonald’s Corp.	12,647	3,843,297
MGM Resorts International*	4,085	141,586
Norwegian Cruise Line Holdings Ltd.*	7,870	193,838
Royal Caribbean Cruises Ltd.	16,330	5,284,061
Starbucks Corp.	20,145	1,704,267
Wynn Resorts Ltd.	1,572	201,640
Yum! Brands, Inc.	13,458	2,045,616

		28,169,150

Household Durables (0.4%)
DR Horton, Inc.	4,863	824,133
Garmin Ltd.	2,853	702,466
Lennar Corp., Class A	4,032	508,193
Mohawk Industries, Inc.*	1,012	130,467
NVR, Inc.*	49	393,698
PulteGroup, Inc.	3,508	463,512
TopBuild Corp.*	10,065	3,934,006

		6,956,475

Leisure Products (0.0%)†
Hasbro, Inc.	2,313	175,441

Specialty Retail (1.4%)
AutoZone, Inc.*	294	1,261,331
Best Buy Co., Inc.	3,309	250,227
Burlington Stores, Inc.*	5,548	1,411,966
CarMax, Inc.*	2,573	115,451
Home Depot, Inc. (The)	17,633	7,144,715
Lowe’s Cos., Inc.	9,932	2,496,011
O’Reilly Automotive, Inc.*	78,252	8,436,348
Ross Stores, Inc.	5,916	901,539
TJX Cos., Inc. (The)	19,772	2,857,845
Tractor Supply Co.	35,466	2,016,951
Ulta Beauty, Inc.*	778	425,371
Williams-Sonoma, Inc.	2,259	441,522

		27,759,277

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	2,643	267,921
Lululemon Athletica, Inc.*	1,943	345,718
NIKE, Inc., Class B	20,964	1,461,820
Ralph Lauren Corp.	656	205,695
Tapestry, Inc.	3,721	421,292

		2,702,446

Total Consumer Discretionary		147,725,794

Consumer Staples (5.0%)
Beverages (0.9%)
Brown-Forman Corp., Class B	3,134	84,869
Coca-Cola Co. (The)	144,579	9,588,479
Constellation Brands, Inc., Class A	2,451	330,076
Diageo plc (ADR)	20,360	1,942,955
Keurig Dr Pepper, Inc.	24,356	621,321
Molson Coors Beverage Co., Class B	3,081	139,415
Monster Beverage Corp.*	12,538	843,933
PepsiCo, Inc.	24,263	3,407,496

		16,958,544

Consumer Staples Distribution & Retail (1.1%)
Costco Wholesale Corp.	7,860	7,275,452
Dollar General Corp.	3,772	389,836
Dollar Tree, Inc.*	3,475	327,936
Kroger Co. (The)	75,546	5,092,556
Sysco Corp.	8,334	686,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	8,171	$732,939
Walmart, Inc.	77,788	8,016,831

		22,521,771

Food Products (0.6%)
Archer-Daniels-Midland Co.	8,772	524,039
Bunge Global SA	2,350	190,938
Campbell’s Co. (The)(x)	3,437	108,541
Conagra Brands, Inc.	8,515	155,910
General Mills, Inc.	9,476	477,780
Hershey Co. (The)	2,556	478,100
Hormel Foods Corp.	5,110	126,421
J M Smucker Co. (The)	1,915	207,969
Kellanova	4,970	407,639
Kraft Heinz Co. (The)	14,796	385,288
Lamb Weston Holdings, Inc.	2,462	142,993
McCormick & Co., Inc. (Non- Voting)	4,584	306,715
Mondelez International, Inc., Class A	113,868	7,113,334
Tyson Foods, Inc., Class A	4,989	270,903

		10,896,570

Household Products (0.5%)
Church & Dwight Co., Inc.	20,611	1,806,142
Clorox Co. (The)	2,248	277,178
Colgate-Palmolive Co.	14,226	1,137,226
Kimberly-Clark Corp.	5,873	730,249
Procter & Gamble Co. (The)	41,513	6,378,473

		10,329,268

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,205	370,545
Kenvue, Inc.	33,635	545,896

		916,441

Tobacco (1.8%)
Altria Group, Inc.	159,679	10,548,395
Philip Morris International, Inc.	157,237	25,503,841

		36,052,236

Total Consumer Staples		97,674,830

Energy (2.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	17,745	864,537
Halliburton Co.	15,762	387,745
Schlumberger NV	26,441	908,777

		2,161,059

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.(x)	6,233	151,337
Chevron Corp.	57,950	8,999,056
ConocoPhillips	32,701	3,093,188
Coterra Energy, Inc.	12,974	306,835
Devon Energy Corp.	11,341	397,615
Diamondback Energy, Inc.	3,441	492,407
Enbridge, Inc.	91,193	4,601,599
EOG Resources, Inc.	9,828	1,101,915
EQT Corp.	11,082	603,193
Expand Energy Corp.	43,668	4,639,288
Exxon Mobil Corp.	180,086	20,304,696
Kinder Morgan, Inc.	34,847	986,519
Marathon Petroleum Corp.	5,388	1,038,483
Occidental Petroleum Corp.	12,627	596,626
ONEOK, Inc.	11,027	804,640
Phillips 66	7,162	974,175
Targa Resources Corp.	3,876	649,385
Texas Pacific Land Corp.	350	326,774
Valero Energy Corp.	5,445	927,066
Williams Cos., Inc. (The)	21,525	1,363,609

		52,358,406

Total Energy		54,519,465

Financials (11.7%)
Banks (2.6%)
Bank of America Corp.	120,768	6,230,421
Citigroup, Inc.	32,626	3,311,539
Citizens Financial Group, Inc.	7,936	421,878
Fifth Third Bancorp	11,647	518,874
Huntington Bancshares, Inc.	26,582	459,071
JPMorgan Chase & Co.	91,193	28,765,008
KeyCorp	16,082	300,572
M&T Bank Corp.	2,740	541,479
PNC Financial Services Group, Inc. (The)	6,979	1,402,290
Regions Financial Corp.	16,372	431,730
Truist Financial Corp.	69,463	3,175,848
US Bancorp	27,475	1,327,867
Wells Fargo & Co.	56,773	4,758,713

		51,645,290

Capital Markets (2.6%)
Ameriprise Financial, Inc.	1,656	813,510
Bank of New York Mellon Corp. (The)	12,499	1,361,891
BlackRock, Inc.‡	2,553	2,976,466
Blackstone, Inc.	13,042	2,228,226
Cboe Global Markets, Inc.	1,799	441,205
Charles Schwab Corp. (The)	30,240	2,887,013
CME Group, Inc.	24,323	6,571,831
Coinbase Global, Inc., Class A*	4,008	1,352,660
FactSet Research Systems, Inc.	660	189,083
Franklin Resources, Inc.	5,598	129,482
Goldman Sachs Group, Inc. (The)	5,365	4,272,418
Interactive Brokers Group, Inc., Class A	7,905	543,943
Intercontinental Exchange, Inc.	56,870	9,581,458
Invesco Ltd.	7,524	172,600
KKR & Co., Inc.	32,827	4,265,869
Moody’s Corp.	2,734	1,302,696
Morgan Stanley	21,501	3,417,799
MSCI, Inc.	1,389	788,132
Nasdaq, Inc.	8,034	710,607
Northern Trust Corp.	3,325	447,545
Raymond James Financial, Inc.	3,071	530,055
Robinhood Markets, Inc., Class A*	13,717	1,964,000
S&P Global, Inc.	7,229	3,518,427
State Street Corp.	5,098	591,419
T. Rowe Price Group, Inc.	3,789	388,903

		51,447,238

Consumer Finance (0.8%)
American Express Co.	9,620	3,195,379
Capital One Financial Corp.	53,253	11,320,523
Synchrony Financial	6,807	483,637

		14,999,539

Financial Services (3.0%)
Apollo Global Management, Inc.	8,085	1,077,488
Berkshire Hathaway, Inc., Class B*	41,628	20,928,061
Block, Inc., Class A*	9,740	703,910
Corpay, Inc.*	1,284	369,869
Fidelity National Information Services, Inc.	9,405	620,166
Fiserv, Inc.*	9,634	1,242,112
Global Payments, Inc.	4,245	352,675
Jack Henry & Associates, Inc.	1,236	184,077
Mastercard, Inc., Class A	21,788	12,393,232
PayPal Holdings, Inc.*	16,932	1,135,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Toast, Inc., Class A*	58,787	$2,146,313
Visa, Inc., Class A	50,884	17,370,780

		58,524,143

Insurance (2.7%)
Aflac, Inc.	8,531	952,913
Allstate Corp. (The)	27,733	5,952,888
American International Group, Inc.	110,867	8,707,494
Aon plc, Class A	3,818	1,361,422
Arch Capital Group Ltd.	19,654	1,783,207
Arthur J Gallagher & Co.	4,518	1,399,405
Assurant, Inc.	907	196,456
Brown & Brown, Inc.	5,193	487,052
Chubb Ltd.	6,571	1,854,665
Cincinnati Financial Corp.	32,870	5,196,747
Erie Indemnity Co., Class A	472	150,172
Everest Group Ltd.	784	274,580
Globe Life, Inc.	1,503	214,884
Hartford Insurance Group, Inc. (The)	4,877	650,543
Loews Corp.	3,113	312,514
Marsh & McLennan Cos., Inc.	21,818	4,396,982
MetLife, Inc.	9,900	815,463
Principal Financial Group, Inc.	3,474	288,029
Progressive Corp. (The)	58,760	14,510,782
Prudential Financial, Inc.	6,290	652,525
Slide Insurance Holdings, Inc.*	49,445	780,489
Travelers Cos., Inc. (The)	3,966	1,107,387
W.R. Berkley Corp.	5,164	395,666
Willis Towers Watson plc	1,756	606,610

		53,048,875

Total Financials		229,665,085

Health Care (6.6%)
Biotechnology (1.0%)
AbbVie, Inc.	39,270	9,092,576
Amgen, Inc.	16,686	4,708,789
Biogen, Inc.*	2,641	369,951
Gilead Sciences, Inc.	21,990	2,440,890
Incyte Corp.*	2,765	234,500
Moderna, Inc.*	5,856	151,261
Regeneron Pharmaceuticals, Inc.	1,805	1,014,897
Vertex Pharmaceuticals, Inc.*	4,544	1,779,612

		19,792,476

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	44,120	5,909,433
Align Technology, Inc.*	1,207	151,140
Baxter International, Inc.	9,355	213,013
Becton Dickinson & Co.	5,009	937,534
Boston Scientific Corp.*	26,260	2,563,764
Cooper Cos., Inc. (The)*	3,594	246,405
Dexcom, Inc.*	6,859	461,542
Edwards Lifesciences Corp.*	10,515	817,752
GE HealthCare Technologies, Inc.	8,030	603,053
Hologic, Inc.*	3,871	261,254
IDEXX Laboratories, Inc.*	1,411	901,474
Insulet Corp.*	1,214	374,798
Intuitive Surgical, Inc.*	6,353	2,841,252
Medtronic plc	22,707	2,162,615
ResMed, Inc.(x)	2,622	717,720
Solventum Corp.*	2,468	180,164
STERIS plc	1,825	451,578
Stryker Corp.	6,098	2,254,248
Zimmer Biomet Holdings, Inc.	3,639	358,441

		22,407,180

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	4,311	676,655
Cencora, Inc.	3,436	1,073,853
Centene Corp.*	8,107	289,258
Cigna Group (The)	35,735	10,300,614
CVS Health Corp.	22,336	1,683,911
DaVita, Inc.*	561	74,540
Elevance Health, Inc.	3,967	1,281,817
HCA Healthcare, Inc.	2,903	1,237,259
Henry Schein, Inc.*	1,827	121,258
Humana, Inc.	5,489	1,428,073
Labcorp Holdings, Inc.	1,440	413,366
McKesson Corp.	2,204	1,702,678
Molina Healthcare, Inc.*	1,031	197,292
Quest Diagnostics, Inc.	2,046	389,927
UnitedHealth Group, Inc.	22,445	7,750,258
Universal Health Services, Inc., Class B	951	194,422

		28,815,181

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	5,011	643,162
Bio-Techne Corp.	2,686	149,422
Charles River Laboratories International, Inc.*	847	132,522
Danaher Corp.	17,765	3,522,089
IQVIA Holdings, Inc.*	2,937	557,854
Mettler-Toledo International, Inc.*	1,474	1,809,497
Revvity, Inc.	2,090	183,188
Thermo Fisher Scientific, Inc.	6,692	3,245,754
Waters Corp.*	1,071	321,097
West Pharmaceutical Services, Inc.	1,228	322,141

		10,886,726

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	44,546	2,009,025
Eli Lilly & Co.	24,825	18,941,475
Johnson & Johnson	75,811	14,056,876
Merck & Co., Inc.	44,267	3,715,329
Novartis AG (ADR)	32,427	4,158,438
Pfizer, Inc.	100,762	2,567,416
Royalty Pharma plc, Class A	51,765	1,826,269
Viatris, Inc.	20,211	200,089
Zoetis, Inc.	7,830	1,145,686

		48,620,603

Total Health Care		130,522,166

Industrials (6.8%)
Aerospace & Defense (1.9%)
ATI, Inc.*	33,317	2,710,005
Axon Enterprise, Inc.*	1,393	999,673
Boeing Co. (The)*	13,401	2,892,338
GE Aerospace	32,132	9,665,948
General Dynamics Corp.	4,459	1,520,519
Howmet Aerospace, Inc.	7,133	1,399,709
Huntington Ingalls Industries, Inc.	698	200,961
L3Harris Technologies, Inc.	3,367	1,028,315
Lockheed Martin Corp.	3,641	1,817,624
Northrop Grumman Corp.	2,385	1,453,228
RTX Corp.	23,722	3,969,402
Textron, Inc.	3,115	263,186
TransDigm Group, Inc.	6,710	8,843,914

		36,764,822

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,144	283,866
Expeditors International of Washington, Inc.(x)	2,426	297,403
FedEx Corp.	11,797	2,781,850
United Parcel Service, Inc., Class B	13,194	1,102,095

		4,465,214

Building Products (0.3%)
A.O. Smith Corp.	2,082	152,839
Allegion plc	1,495	265,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	1,895	$229,769
Carrier Global Corp.	43,041	2,569,548
Johnson Controls International plc	11,584	1,273,661
Lennox International, Inc.	563	298,030
Masco Corp.	3,855	271,353
Trane Technologies plc	3,934	1,659,991

		6,720,329

Commercial Services & Supplies (0.3%)
Cintas Corp.	6,030	1,237,718
Copart, Inc.*	15,654	703,960
Republic Services, Inc.	3,650	837,602
Rollins, Inc.	5,121	300,808
Veralto Corp.	4,252	453,306
Waste Connections, Inc.	4,934	867,397
Waste Management, Inc.	6,633	1,464,765

		5,865,556

Construction & Engineering (0.1%)
EMCOR Group, Inc.	793	515,085
Quanta Services, Inc.	2,669	1,106,087

		1,621,172

Electrical Equipment (0.8%)
AMETEK, Inc.	4,131	776,628
Eaton Corp. plc	23,104	8,646,672
Emerson Electric Co.	9,940	1,303,929
GE Vernova, Inc.	4,824	2,966,278
Generac Holdings, Inc.*	1,025	171,585
Hubbell, Inc., Class B	926	398,467
Rockwell Automation, Inc.	2,016	704,653

		14,968,212

Ground Transportation (0.5%)
CSX Corp.	32,826	1,165,651
JB Hunt Transport Services, Inc.	1,456	195,352
Norfolk Southern Corp.	3,947	1,185,718
Old Dominion Freight Line, Inc.	3,299	464,433
Saia, Inc.*	2,768	828,629
Uber Technologies, Inc.*	36,959	3,620,873
Union Pacific Corp.	10,510	2,484,249

		9,944,905

Industrial Conglomerates (0.2%)
3M Co.	9,440	1,464,899
Honeywell International, Inc.	11,252	2,368,546

		3,833,445

Machinery (1.1%)
Caterpillar, Inc.	8,303	3,961,776
Cummins, Inc.	2,472	1,044,099
Deere & Co.	4,464	2,041,209
Dover Corp.	2,345	391,216
Fortive Corp.	5,719	280,174
IDEX Corp.	1,370	222,981
Illinois Tool Works, Inc.	4,687	1,222,182
Ingersoll Rand, Inc.	26,310	2,173,732
Nordson Corp.	967	219,461
Otis Worldwide Corp.	7,027	642,478
PACCAR, Inc.	9,443	928,436
Parker-Hannifin Corp.	2,260	1,713,419
Pentair plc	3,001	332,391
Snap-on, Inc.	921	319,154
Stanley Black & Decker, Inc.	2,730	202,921
Westinghouse Air Brake Technologies Corp.	2,981	597,601
Xylem, Inc.	42,288	6,237,480

		22,530,710

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	11,391	646,439
Southwest Airlines Co.	9,308	297,018
United Airlines Holdings, Inc.*	5,783	558,060

		1,501,517

Professional Services (0.4%)
Automatic Data Processing, Inc.	7,179	2,107,036
Broadridge Financial Solutions, Inc.	2,052	488,725
Dayforce, Inc.*	29,165	2,009,177
Equifax, Inc.	2,162	554,618
Jacobs Solutions, Inc.	2,051	307,363
Leidos Holdings, Inc.	2,254	425,916
Paychex, Inc.	5,752	729,123
Paycom Software, Inc.	848	176,503
Verisk Analytics, Inc.	2,502	629,278

		7,427,739

Trading Companies & Distributors (0.9%)
Fastenal Co.	20,669	1,013,608
FTAI Aviation Ltd.	19,165	3,197,872
United Rentals, Inc.	12,903	12,317,978
W.W. Grainger, Inc.	796	758,556

		17,288,014

Total Industrials		132,931,635

Information Technology (24.0%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	18,265	2,661,393
Cisco Systems, Inc.	70,181	4,801,784
F5, Inc.*	1,040	336,118
Motorola Solutions, Inc.	14,987	6,853,405

		14,652,700

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	36,654	4,535,933
CDW Corp.	2,313	368,415
Corning, Inc.	13,842	1,135,459
Jabil, Inc.	1,978	429,562
Keysight Technologies, Inc.*	2,987	522,486
TE Connectivity plc	14,409	3,163,208
Teledyne Technologies, Inc.*	855	501,064
Trimble, Inc.*	4,077	332,887
Zebra Technologies Corp., Class A*	950	282,302

		11,271,316

IT Services (0.6%)
Accenture plc, Class A	16,675	4,112,055
Akamai Technologies, Inc.*	2,482	188,036
Cognizant Technology Solutions Corp., Class A	8,793	589,747
EPAM Systems, Inc.*	952	143,552
Gartner, Inc.*	1,305	343,045
GoDaddy, Inc., Class A*	2,416	330,581
International Business Machines Corp.	16,509	4,658,180
VeriSign, Inc.	1,511	422,430

		10,787,626

Semiconductors & Semiconductor Equipment (10.5%)
Advanced Micro Devices, Inc.*	28,761	4,653,242
Analog Devices, Inc.	8,795	2,160,931
Applied Materials, Inc.	14,222	2,911,812
Broadcom, Inc.	126,094	41,599,672
First Solar, Inc.*	1,949	429,813
Intel Corp.*	86,727	2,909,691
KLA Corp.	6,053	6,528,766
Lam Research Corp.	22,430	3,003,377
Microchip Technology, Inc.	9,440	606,237
Micron Technology, Inc.	55,719	9,322,903
Monolithic Power Systems, Inc.	8,545	7,866,869
NVIDIA Corp.	554,343	103,429,317
NXP Semiconductors NV	4,564	1,039,360
ON Semiconductor Corp.*	7,051	347,685
QUALCOMM, Inc.	19,114	3,179,805
Skyworks Solutions, Inc.	2,596	199,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	46,405	$12,960,452
Teradyne, Inc.	2,957	407,001
Texas Instruments, Inc.	16,112	2,960,258

		206,517,031

Software (7.8%)
Adobe, Inc.*	7,518	2,651,974
AppLovin Corp., Class A*	4,798	3,447,555
Atlassian Corp., Class A*	11,865	1,894,841
Autodesk, Inc.*	3,764	1,195,710
Cadence Design Systems, Inc.*	4,829	1,696,235
Crowdstrike Holdings, Inc., Class A*	4,417	2,166,008
Datadog, Inc., Class A*	5,657	805,557
Fair Isaac Corp.*	433	647,997
Fortinet, Inc.*	11,478	965,070
Gen Digital, Inc.	9,625	273,254
Intuit, Inc.	4,944	3,376,307
Microsoft Corp.	183,246	94,912,266
Oracle Corp.	29,370	8,260,019
Palantir Technologies, Inc., Class A*	40,306	7,352,621
Palo Alto Networks, Inc.(x)*	11,834	2,409,639
PTC, Inc.*	2,088	423,906
Roper Technologies, Inc.	1,938	966,461
Salesforce, Inc.	31,659	7,503,183
ServiceNow, Inc.*	11,098	10,213,267
Synopsys, Inc.*	3,270	1,613,385
Tyler Technologies, Inc.*	781	408,588
Workday, Inc., Class A*	3,812	917,663

		154,101,506

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	278,982	71,037,187
Dell Technologies, Inc., Class C	5,462	774,348
Hewlett Packard Enterprise Co.	22,943	563,480
HP, Inc.	17,233	469,254
NetApp, Inc.	3,486	412,951
Seagate Technology Holdings plc	3,761	887,822
Super Micro Computer, Inc.(x)*	9,161	439,178
Western Digital Corp.	6,061	727,684

		75,311,904

Total Information Technology		472,642,083

Materials (1.6%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	8,954	2,441,935
Albemarle Corp.	2,210	179,187
CF Industries Holdings, Inc.	2,839	254,658
Corteva, Inc.	25,779	1,743,434
Dow, Inc.	13,047	299,168
DuPont de Nemours, Inc.	7,297	568,436
Eastman Chemical Co.	1,964	123,830
Ecolab, Inc.	4,543	1,244,146
International Flavors & Fragrances, Inc.	4,749	292,254
Linde plc	12,457	5,917,075
LyondellBasell Industries NV, Class A	4,653	228,183
Mosaic Co. (The)	5,788	200,728
PPG Industries, Inc.	4,047	425,380
Sherwin-Williams Co. (The)	17,777	6,155,464

		20,073,878

Construction Materials (0.3%)
Amrize Ltd.*	101,290	4,915,604
Martin Marietta Materials, Inc.	1,084	683,223
Vulcan Materials Co.	2,345	721,369

		6,320,196

Containers & Packaging (0.1%)
Amcor plc	41,921	342,914
Avery Dennison Corp.	1,449	234,984
Ball Corp.	4,937	248,924
International Paper Co.	9,647	447,621
Packaging Corp. of America	1,514	329,946
Smurfit WestRock plc	9,022	384,066

		1,988,455

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	25,214	988,893
Newmont Corp.	19,467	1,641,263
Nucor Corp.	4,110	556,617
Steel Dynamics, Inc.	2,355	328,358

		3,515,131

Total Materials		31,897,660

Real Estate (1.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,717	226,435
Healthpeak Properties, Inc. (REIT)	12,563	240,581
Ventas, Inc. (REIT)	8,119	568,249
Welltower, Inc. (REIT)	26,906	4,793,035

		5,828,300

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	10,826	184,259

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	16,448	1,883,625

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,457	182,653

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	5,266	829,711
CoStar Group, Inc.*	7,422	626,194

		1,455,905

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,482	479,448
Camden Property Trust (REIT)	1,929	205,979
Equity Residential (REIT)	6,347	410,841
Essex Property Trust, Inc. (REIT)	1,171	313,430
Invitation Homes, Inc. (REIT)	10,117	296,731
Mid-America Apartment Communities, Inc. (REIT)	2,171	303,354
UDR, Inc. (REIT)	5,364	199,863

		2,209,646

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,381	139,909
Kimco Realty Corp. (REIT)	11,660	254,771
Realty Income Corp. (REIT)	16,225	986,318
Regency Centers Corp. (REIT)	2,722	198,434
Simon Property Group, Inc. (REIT)	5,786	1,085,858

		2,665,290

Specialized REITs (0.4%)
American Tower Corp. (REIT)	8,299	1,596,064
Crown Castle, Inc. (REIT)	7,686	741,622
Digital Realty Trust, Inc. (REIT)	5,712	987,490
Equinix, Inc. (REIT)	1,726	1,351,872
Extra Space Storage, Inc. (REIT)	3,743	527,538
Iron Mountain, Inc. (REIT)	5,154	525,399
Public Storage (REIT)	2,799	808,491
SBA Communications Corp. (REIT)	1,845	356,731
VICI Properties, Inc. (REIT), Class A	18,683	609,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	13,428	$332,880

		7,837,340

Total Real Estate		22,247,018

Utilities (4.2%)
Electric Utilities (2.7%)
Alliant Energy Corp.	4,665	314,468
American Electric Power Co., Inc.	89,020	10,014,750
Constellation Energy Corp.	21,986	7,234,933
Duke Energy Corp.	60,517	7,488,979
Edison International	6,561	362,692
Entergy Corp.	7,976	743,284
Evergy, Inc.	4,215	320,424
Eversource Energy	6,693	476,140
Exelon Corp.	136,240	6,132,162
FirstEnergy Corp.	9,382	429,883
NextEra Energy, Inc.	96,114	7,255,646
NRG Energy, Inc.	3,396	549,982
PG&E Corp.	38,392	578,951
Pinnacle West Capital Corp.	2,155	193,217
PPL Corp.	89,930	3,341,799
Southern Co. (The)	19,496	1,847,636
Xcel Energy, Inc.	62,817	5,066,191

		52,351,137

Gas Utilities (0.3%)
Atmos Energy Corp.	39,813	6,798,070

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,327	162,223
Vistra Corp.	5,644	1,105,773

		1,267,996

Multi-Utilities (0.9%)
Ameren Corp.	4,714	492,047
CenterPoint Energy, Inc.	112,829	4,377,765
CMS Energy Corp.	5,431	397,875
Consolidated Edison, Inc.	6,471	650,465
Dominion Energy, Inc.	15,006	917,917
DTE Energy Co.	24,943	3,527,689
NiSource, Inc.	107,514	4,655,356
Public Service Enterprise Group, Inc.	8,819	736,034
Sempra	11,785	1,060,414
WEC Energy Group, Inc.	5,629	645,027

		17,460,589

Water Utilities (0.2%)
American Water Works Co., Inc.	29,743	4,139,928

Total Utilities		82,017,720

Total Common Stocks (80.6%) (Cost $586,777,931)		1,584,159,617

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	91,944	61,538,119
iShares Morningstar Growth ETF	5,590	583,037
iShares Morningstar U.S. Equity ETF(x)‡	348,108	32,172,141
iShares Morningstar Value ETF	5,526	497,451
iShares Russell 1000 ETF(x)	96,999	35,451,195
SPDR Portfolio S&P 500 Growth ETF	5,800	606,158
SPDR Portfolio S&P 500 Value ETF(x)	89,200	4,935,436
Vanguard Growth ETF	1,100	527,571
Vanguard Large-Cap ETF	103,113	31,744,368
Vanguard Russell 1000 Growth ETF	4,500	542,250
Vanguard Russell 1000 Value ETF	40,600	3,628,422
Vanguard Value ETF(x)	24,900	4,643,601

Total Exchange Traded Funds (9.0%) (Cost $36,857,982)		176,869,749

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	29,688,097	29,688,097
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	81,238,842	81,271,337

Total Investment Companies		110,959,434

Total Short-Term Investments (5.6%) (Cost $110,944,636)		110,959,434

Total Investments in Securities (95.2%) (Cost $734,580,549)		1,871,988,800
Other Assets Less Liabilities (4.8%)		94,263,099

Net Assets (100%)		$1,966,251,899

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $33,124,610. This was collateralized by $4,085,709 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 11/15/53 and by cash of $29,688,097 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,553	3,115,309	—	(490,095)	311,566	39,686	2,976,466	43,342	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	348,108	29,169,553	—	(908,399)	638,614	3,272,373	32,172,141	257,653	—

Total		32,284,862	—	(1,398,494)	950,180	3,312,059	35,148,607	300,995	—

(x)	All or a portion of security is on loan at September 30, 2025.

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	576	12/2025	USD	194,076,000	2,211,222

					2,211,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$182,316,161	$—	$—	$182,316,161
Consumer Discretionary	147,725,794	—	—	147,725,794
Consumer Staples	97,674,830	—	—	97,674,830
Energy	54,519,465	—	—	54,519,465
Financials	229,665,085	—	—	229,665,085
Health Care	130,522,166	—	—	130,522,166
Industrials	132,931,635	—	—	132,931,635
Information Technology	472,642,083	—	—	472,642,083
Materials	31,897,660	—	—	31,897,660
Real Estate	22,247,018	—	—	22,247,018
Utilities	82,017,720	—	—	82,017,720
Exchange Traded Funds	176,869,749	—	—	176,869,749
Futures	2,211,222	—	—	2,211,222
Short-Term Investments
Investment Companies	110,959,434	—	—	110,959,434

Total Assets	$1,874,200,022	$—	$—	$1,874,200,022

Total Liabilities	$—	$—	$—	$—

Total	$1,874,200,022	$—	$—	$1,874,200,022

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,157,866,254
Aggregate gross unrealized depreciation	(15,747,886)

Net unrealized appreciation	$1,142,118,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$732,081,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	16,234	$796,765
GCI Liberty, Inc., Class A*	64	2,403
GCI Liberty, Inc., Class C*	432	16,101
Iridium Communications, Inc.	672	11,733

		827,002

Entertainment (2.4%)
Liberty Media Corp.-Liberty Formula One, Class A*	643	61,226
Liberty Media Corp.-Liberty Formula One, Class C*	5,942	620,642
Live Nation Entertainment, Inc.*	14,448	2,360,803
Netflix, Inc.*	38,694	46,391,011
ROBLOX Corp., Class A*	55,777	7,726,230
Roku, Inc.*	1,527	152,899
Spotify Technology SA*	14,044	9,802,712
Take-Two Interactive Software, Inc.*	5,639	1,456,892
TKO Group Holdings, Inc., Class A	2,674	540,041

		69,112,456

Interactive Media & Services (8.9%)
Alphabet, Inc., Class A	327,229	79,549,370
Alphabet, Inc., Class C	266,444	64,892,436
Meta Platforms, Inc., Class A	145,838	107,100,510
Pinterest, Inc., Class A*	26,782	861,577
Reddit, Inc., Class A*	10,644	2,448,014
Trump Media & Technology Group Corp.(x)*	7,942	130,408

		254,982,315

Media (0.1%)
DoubleVerify Holdings, Inc.*	5,968	71,497
Liberty Broadband Corp., Class A*	320	20,266
Liberty Broadband Corp., Class C*	2,162	137,373
Nexstar Media Group, Inc., Class A	154	30,452
NIQ Global Intelligence plc(x)*	2,165	33,990
Trade Desk, Inc. (The), Class A*	40,741	1,996,716

		2,290,294

Total Communication Services		327,212,067

Consumer Discretionary (13.1%)
Automobiles (3.9%)
Tesla, Inc.*	251,995	112,067,216

Broadline Retail (4.3%)
Amazon.com, Inc.*	541,384	118,871,685
Coupang, Inc., Class A*	113,354	3,649,999
Etsy, Inc.*	5,139	341,178

		122,862,862

Distributors (0.0%)†
Pool Corp.	612	189,763

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	672	72,959
Duolingo, Inc., Class A*	3,431	1,104,233
Grand Canyon Education, Inc.*	714	156,737
H&R Block, Inc.	2,043	103,315

		1,437,244

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	38,826	4,714,253
Booking Holdings, Inc.	2,790	15,063,963
Carnival Corp.*	30,439	879,991
Cava Group, Inc.(x)*	9,110	550,335
Chipotle Mexican Grill, Inc.*	122,466	4,799,443
Choice Hotels International, Inc.(x)	753	80,503
Churchill Downs, Inc.	4,858	471,275
Darden Restaurants, Inc.	10,131	1,928,537
Domino’s Pizza, Inc.	881	380,337
DoorDash, Inc., Class A*	32,757	8,909,576
DraftKings, Inc., Class A*	43,876	1,640,962
Dutch Bros, Inc., Class A*	10,706	560,352
Expedia Group, Inc.	11,047	2,361,296
Flutter Entertainment plc, Class DI*	13,233	3,361,182
Hilton Worldwide Holdings, Inc.	21,070	5,466,401
Las Vegas Sands Corp.	28,407	1,528,013
Light & Wonder, Inc.(x)*	7,556	634,251
Marriott International, Inc., Class A	15,947	4,153,237
McDonald’s Corp.	3,690	1,121,354
Norwegian Cruise Line Holdings Ltd.*	36,445	897,640
Planet Fitness, Inc., Class A*	7,661	795,212
Restaurant Brands International, Inc.(x)	18,829	1,207,692
Royal Caribbean Cruises Ltd.	23,132	7,485,053
Starbucks Corp.	13,736	1,162,066
Texas Roadhouse, Inc., Class A	6,043	1,004,044
Travel + Leisure Co.	1,840	109,462
Vail Resorts, Inc.	2,676	400,249
Viking Holdings Ltd.*	15,912	989,090
Wendy’s Co. (The)(x)	6,372	58,368
Wingstop, Inc.	2,536	638,260
Wyndham Hotels & Resorts, Inc.(x)	6,118	488,828
Yum! Brands, Inc.	8,551	1,299,752

		75,140,977

Household Durables (0.1%)
SharkNinja, Inc.*	1,291	133,167
Somnigroup International, Inc.	18,457	1,556,479
TopBuild Corp.*	183	71,527

		1,761,173

Specialty Retail (2.0%)
AutoZone, Inc.*	239	1,025,367
Burlington Stores, Inc.*	5,738	1,460,321
Carvana Co.*	12,050	4,545,742
Chewy, Inc., Class A*	19,444	786,510
Floor & Decor Holdings, Inc., Class A*	3,091	227,807
Home Depot, Inc. (The)	69,278	28,070,753
Lithia Motors, Inc., Class A	262	82,792
Murphy USA, Inc.	1,642	637,523
O’Reilly Automotive, Inc.*	71,510	7,709,493
RH(x)*	236	47,946
Ross Stores, Inc.	5,878	895,748
TJX Cos., Inc. (The)	51,061	7,380,357
Tractor Supply Co.	48,534	2,760,129
Ulta Beauty, Inc.*	1,030	563,152
Valvoline, Inc.*	10,278	369,083
Wayfair, Inc., Class A(x)*	1,556	138,997
Williams-Sonoma, Inc.	1,615	315,652

		57,017,372

Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding plc(x)*	1,486	67,241
Deckers Outdoor Corp.*	13,484	1,366,873
Lululemon Athletica, Inc.*	5,538	985,376
On Holding AG, Class A*	20,111	851,701
Ralph Lauren Corp.	255	79,958
Tapestry, Inc.	17,317	1,960,631

		5,311,780

Total Consumer Discretionary		375,788,387

Consumer Staples (2.4%)
Beverages (0.7%)
Celsius Holdings, Inc.*	15,009	862,867
Coca-Cola Co. (The)	173,491	11,505,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Consolidated, Inc.	647	$75,803
Monster Beverage Corp.*	63,688	4,286,839
PepsiCo, Inc.	17,133	2,406,159

		19,137,591

Consumer Staples Distribution & Retail (1.6%)
BJ’s Wholesale Club Holdings, Inc.*	1,765	164,586
Casey’s General Stores, Inc.	506	286,052
Costco Wholesale Corp.	40,524	37,510,230
Performance Food Group Co.*	1,723	179,261
Sprouts Farmers Market, Inc.*	8,937	972,346
Sysco Corp.	23,722	1,953,269
Walmart, Inc.	39,689	4,090,348

		45,156,092

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,599	49,361
Freshpet, Inc.(x)*	1,203	66,297
Hershey Co. (The)	1,607	300,590

		416,248

Household Products (0.1%)
Colgate-Palmolive Co.	34,786	2,780,793
Kimberly-Clark Corp.	10,926	1,358,539

		4,139,332

Total Consumer Staples		68,849,263

Energy (0.3%)
Energy Equipment & Services (0.0%)†
Schlumberger NV	10,818	371,815

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.	9,064	2,129,859
HF Sinclair Corp.	1,449	75,841
Phillips 66	2,661	361,949
Targa Resources Corp.	19,607	3,284,957
Texas Pacific Land Corp.	1,755	1,638,538
Williams Cos., Inc. (The)	5,896	373,511

		7,864,655

Total Energy		8,236,470

Financials (6.1%)
Banks (0.4%)
Bank of America Corp.	48,935	2,524,557
Citigroup, Inc.	29,760	3,020,640
NU Holdings Ltd., Class A*	305,394	4,889,358
Pinnacle Financial Partners, Inc.	482	45,207
Popular, Inc.	545	69,220
Western Alliance Bancorp	2,061	178,730

		10,727,712

Capital Markets (1.4%)
Ameriprise Financial, Inc.	7,919	3,890,209
Ares Management Corp., Class A	17,179	2,746,750
Bank of New York Mellon Corp. (The)	4,679	509,824
Blackstone, Inc.	66,825	11,417,051
Blue Owl Capital, Inc., Class A	55,693	942,883
Brookfield Asset Management Ltd., Class A(x)	12,045	685,842
Charles Schwab Corp. (The)	13,615	1,299,824
Coinbase Global, Inc., Class A*	1,873	632,119
FactSet Research Systems, Inc.	226	64,747
Freedom Holding Corp.(x)*	1,370	235,818
Goldman Sachs Group, Inc. (The)	1,476	1,175,413
Hamilton Lane, Inc., Class A	2,388	321,879
Houlihan Lokey, Inc., Class A	1,882	386,412
Interactive Brokers Group, Inc., Class A	2,091	143,882
Jefferies Financial Group, Inc.	3,414	223,344
KKR & Co., Inc.	15,434	2,005,648
Lazard, Inc.	1,628	85,926
LPL Financial Holdings, Inc.	7,275	2,420,320
Moody’s Corp.	14,192	6,762,204
Morningstar, Inc.	1,437	333,398
MSCI, Inc.	3,378	1,916,711
Robinhood Markets, Inc., Class A*	9,045	1,295,063
TPG, Inc., Class A	11,332	651,023
Tradeweb Markets, Inc., Class A	893	99,105
XP, Inc., Class A	3,270	61,443

		40,306,838

Consumer Finance (0.2%)
Ally Financial, Inc.	2,968	116,345
American Express Co.	16,443	5,461,707
Credit Acceptance Corp.*	43	20,078
SLM Corp.	2,632	72,854
SoFi Technologies, Inc.*	14,174	374,477

		6,045,461

Financial Services (3.7%)
Affirm Holdings, Inc., Class A*	14,568	1,064,629
Apollo Global Management, Inc.	26,213	3,493,407
Block, Inc., Class A*	18,400	1,329,768
Corpay, Inc.*	6,204	1,787,124
Equitable Holdings, Inc.‡	26,838	1,362,834
Fiserv, Inc.*	13,643	1,758,992
Mastercard, Inc., Class A	74,279	42,250,638
Shift4 Payments, Inc., Class A(x)*	5,961	461,381
Toast, Inc., Class A*	41,241	1,505,709
UWM Holdings Corp., Class A	1,594	9,708
Visa, Inc., Class A	155,506	53,086,638
WEX, Inc.*	252	39,698

		108,150,526

Insurance (0.4%)
Aon plc, Class A	17,708	6,314,318
Arthur J Gallagher & Co.	1,409	436,424
Brown & Brown, Inc.	2,696	252,858
Everest Group Ltd.	539	188,774
Kinsale Capital Group, Inc.	2,019	858,600
Markel Group, Inc.*	232	443,435
Marsh & McLennan Cos., Inc.	5,343	1,076,775
Progressive Corp. (The)	2,684	662,814
RLI Corp.	399	26,023
Ryan Specialty Holdings, Inc., Class A(x)	9,584	540,154

		10,800,175

Total Financials		176,030,712

Health Care (6.8%)
Biotechnology (2.6%)
AbbVie, Inc.	161,745	37,450,437
Alnylam Pharmaceuticals, Inc.*	11,395	5,196,120
Amgen, Inc.	36,224	10,222,413
Apellis Pharmaceuticals, Inc.*	9,842	222,725
Caris Life Sciences, Inc.*	1,016	30,734
Exact Sciences Corp.*	938	51,318
Exelixis, Inc.*	19,460	803,698
Gilead Sciences, Inc.	30,611	3,397,821
Halozyme Therapeutics, Inc.*	11,187	820,455
Incyte Corp.*	3,735	316,765
Insmed, Inc.*	15,939	2,295,375
Ionis Pharmaceuticals, Inc.*	13,183	862,432
Natera, Inc.*	11,854	1,908,138
Neurocrine Biosciences, Inc.*	7,564	1,061,834
Sarepta Therapeutics, Inc.*	7,046	135,777
Summit Therapeutics, Inc.(x)*	10,664	220,318
Ultragenyx Pharmaceutical, Inc.*	8,200	246,656
Vertex Pharmaceuticals, Inc.*	23,480	9,195,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Viking Therapeutics, Inc.(x)*	785	$20,630

		74,459,353

Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp.*	23,231	2,268,043
Dexcom, Inc.*	35,697	2,402,051
IDEXX Laboratories, Inc.*	7,368	4,707,342
Inspire Medical Systems, Inc.*	2,611	193,736
Insulet Corp.*	6,402	1,976,489
Intuitive Surgical, Inc.*	32,584	14,572,542
Masimo Corp.(x)*	4,115	607,168
Penumbra, Inc.*	3,414	864,835
ResMed, Inc.	3,151	862,523
Stryker Corp.	8,082	2,987,673

		31,442,402

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	10,949	1,718,555
Cencora, Inc.	16,717	5,224,564
Chemed Corp.	117	52,386
Cigna Group (The)	1,912	551,134
DaVita, Inc.*	3,429	455,611
HCA Healthcare, Inc.	3,300	1,406,460
McKesson Corp.	10,576	8,170,383
Molina Healthcare, Inc.*	2,686	513,993

		18,093,086

Health Care Technology (0.2%)
Doximity, Inc., Class A*	12,188	891,552
Veeva Systems, Inc., Class A*	10,729	3,196,277

		4,087,829

Life Sciences Tools & Services (0.1%)
Medpace Holdings, Inc.*	2,038	1,047,858
Repligen Corp.*	598	79,935
Sotera Health Co.*	1,542	24,255
Tempus AI, Inc., Class A(x)*	7,514	606,455
Waters Corp.*	2,843	852,360

		2,610,863

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	35,797	1,614,445
Corcept Therapeutics, Inc.*	8,580	713,084
Eli Lilly & Co.	73,144	55,808,872
Zoetis, Inc.	32,501	4,755,546

		62,891,947

Total Health Care		193,585,480

Industrials (5.9%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	6,810	4,887,128
Boeing Co. (The)*	9,362	2,020,600
BWX Technologies, Inc.	1,465	270,102
GE Aerospace	96,009	28,881,427
HEICO Corp.	3,875	1,250,928
HEICO Corp., Class A	6,846	1,739,500
Howmet Aerospace, Inc.	36,610	7,183,980
Karman Holdings, Inc.*	2,417	174,507
Leonardo DRS, Inc.	2,715	123,261
Loar Holdings, Inc.(x)*	3,520	281,600
Lockheed Martin Corp.	5,307	2,649,308
Rocket Lab Corp.(x)*	37,772	1,809,657
Spirit AeroSystems Holdings, Inc., Class A*	1,157	44,660
StandardAero, Inc.*	1,143	31,193
TransDigm Group, Inc.	882	1,162,494

		52,510,345

Building Products (0.4%)
AAON, Inc.(x)	6,135	573,254
Armstrong World Industries, Inc.	1,152	225,803
Carlisle Cos., Inc.	460	151,322
Lennox International, Inc.	2,899	1,534,615
Simpson Manufacturing Co., Inc.	315	52,750
Trane Technologies plc	20,353	8,588,152

		11,125,896

Commercial Services & Supplies (0.7%)
Cintas Corp.	31,389	6,442,906
Copart, Inc.*	75,199	3,381,699
RB Global, Inc.	1,030	111,611
Rollins, Inc.	25,624	1,505,154
Tetra Tech, Inc.	4,452	148,608
Veralto Corp.	8,638	920,897
Waste Management, Inc.	33,776	7,458,754

		19,969,629

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	3,176	2,620,771
EMCOR Group, Inc.	1,395	906,108
MasTec, Inc.*	1,195	254,308
Quanta Services, Inc.	10,416	4,316,599
WillScot Holdings Corp.	4,135	87,290

		8,185,076

Electrical Equipment (0.7%)
GE Vernova, Inc.	24,961	15,348,519
Rockwell Automation, Inc.	830	290,110
Vertiv Holdings Co., Class A	34,734	5,239,971

		20,878,600

Ground Transportation (0.7%)
Avis Budget Group, Inc.(x)*	529	84,944
Lyft, Inc., Class A*	5,824	128,186
Old Dominion Freight Line, Inc.	957	134,726
Uber Technologies, Inc.*	183,815	18,008,356
U-Haul Holding Co. (Nasdaq Stock Exchange)*	267	15,238
U-Haul Holding Co. (New York Stock Exchange)	3,517	179,015
Union Pacific Corp.	4,310	1,018,755
XPO, Inc.*	2,155	278,577

		19,847,797

Industrial Conglomerates (0.0%)†
3M Co.	7,834	1,215,680

Machinery (0.2%)
Allison Transmission Holdings, Inc.	1,288	109,325
Caterpillar, Inc.	5,204	2,483,089
Illinois Tool Works, Inc.	8,758	2,283,736
RBC Bearings, Inc.*	574	224,026

		5,100,176

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,813	90,251
American Airlines Group, Inc.*	3,751	42,161
Southwest Airlines Co.	4,526	144,425

		276,837

Professional Services (0.7%)
Automatic Data Processing, Inc.	34,492	10,123,402
Booz Allen Hamilton Holding Corp.	11,097	1,109,145
Broadridge Financial Solutions, Inc.	9,666	2,302,151
Dayforce, Inc.*	1,294	89,144
Equifax, Inc.	1,962	503,312
ExlService Holdings, Inc.*	14,446	636,057
KBR, Inc.	883	41,757
Paychex, Inc.	9,220	1,168,727
Paycom Software, Inc.	2,560	532,839
Paylocity Holding Corp.*	3,729	593,918
Verisk Analytics, Inc.	7,669	1,928,830

		19,029,282

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	10,059	541,476
Fastenal Co.	86,076	4,221,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ferguson Enterprises, Inc.	1,040	$233,563
FTAI Aviation Ltd.	9,299	1,551,631
SiteOne Landscape Supply, Inc.*	1,298	167,183
W.W. Grainger, Inc.	3,453	3,290,571

		10,005,591

Total Industrials		168,144,909

Information Technology (52.3%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	94,186	13,723,842
Lumentum Holdings, Inc.*	473	76,962
Motorola Solutions, Inc.	6,407	2,929,857
Ubiquiti, Inc.	384	253,663

		16,984,324

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	110,087	13,623,266
CDW Corp.	867	138,096
Jabil, Inc.	6,284	1,364,696

		15,126,058

IT Services (0.6%)
Cloudflare, Inc., Class A*	28,174	6,045,859
Gartner, Inc.*	6,840	1,798,031
Globant SA*	383	21,976
GoDaddy, Inc., Class A*	12,549	1,717,080
Kyndryl Holdings, Inc.*	1,369	41,111
MongoDB, Inc.*	686	212,921
Okta, Inc.*	5,924	543,231
Snowflake, Inc., Class A*	28,537	6,436,520
Twilio, Inc., Class A*	2,205	220,698

		17,037,427

Semiconductors & Semiconductor Equipment (19.9%)
Advanced Micro Devices, Inc.*	86,007	13,915,072
Applied Materials, Inc.	20,771	4,252,655
Astera Labs, Inc.*	11,501	2,251,896
Broadcom, Inc.	402,420	132,762,382
Enphase Energy, Inc.*	11,620	411,232
Entegris, Inc.	2,229	206,093
KLA Corp.	12,150	13,104,990
Lam Research Corp.	116,741	15,631,620
Lattice Semiconductor Corp.*	10,560	774,259
MACOM Technology Solutions Holdings, Inc.*	1,433	178,394
Marvell Technology, Inc.	5,508	463,058
Monolithic Power Systems, Inc.	4,226	3,890,625
NVIDIA Corp.	2,000,747	373,299,375
Onto Innovation, Inc.*	988	127,669
QUALCOMM, Inc.	22,548	3,751,085
Texas Instruments, Inc.	33,949	6,237,450

		571,257,855

Software (19.4%)
Adobe, Inc.*	38,857	13,706,807
Appfolio, Inc., Class A*	2,007	553,250
AppLovin Corp., Class A*	21,767	15,640,460
Atlassian Corp., Class A*	14,776	2,359,727
Autodesk, Inc.*	19,451	6,178,999
Bentley Systems, Inc., Class B	14,370	739,768
Cadence Design Systems, Inc.*	24,911	8,750,238
Circle Internet Group, Inc., Class A*	669	88,696
Confluent, Inc., Class A*	25,272	500,386
Crowdstrike Holdings, Inc., Class A*	22,298	10,934,493
Datadog, Inc., Class A*	28,165	4,010,696
Docusign, Inc.*	13,855	998,807
Dropbox, Inc., Class A*	4,486	135,522
Dynatrace, Inc.*	26,807	1,298,799
Elastic NV*	8,277	699,324
Fair Isaac Corp.*	1,764	2,639,879
Fortinet, Inc.*	58,092	4,884,375
Gen Digital, Inc.	5,448	154,669
Gitlab, Inc., Class A(x)*	12,123	546,505
Guidewire Software, Inc.*	7,645	1,757,280
HubSpot, Inc.*	4,642	2,171,528
Intuit, Inc.	24,929	17,024,263
Manhattan Associates, Inc.*	5,473	1,121,856
Microsoft Corp.#	635,018	328,907,573
nCino, Inc.(x)*	1,367	37,059
Nutanix, Inc., Class A*	5,730	426,255
Oracle Corp.	151,179	42,517,582
Palantir Technologies, Inc., Class A*	199,430	36,380,021
Palo Alto Networks, Inc.*	59,973	12,211,702
Pegasystems, Inc.(x)	2,632	151,340
Procore Technologies, Inc.*	10,461	762,816
PTC, Inc.*	1,258	255,399
RingCentral, Inc., Class A*	7,309	207,137
Rubrik, Inc., Class A*	6,337	521,218
Salesforce, Inc.	9,548	2,262,876
Samsara, Inc., Class A*	24,492	912,327
SentinelOne, Inc., Class A*	19,199	338,094
ServiceNow, Inc.*	18,870	17,365,684
Strategy, Inc.*	1,335	430,150
Synopsys, Inc.*	12,369	6,102,741
Teradata Corp.*	1,979	42,568
Tyler Technologies, Inc.*	3,259	1,704,979
Unity Software, Inc.*	1,685	67,467
Workday, Inc., Class A*	19,644	4,728,900
Zscaler, Inc.*	8,914	2,671,169

		555,901,384

Technology Hardware, Storage & Peripherals (11.3%)
Apple, Inc.	1,250,578	318,434,676
Dell Technologies, Inc., Class C	3,774	535,040
NetApp, Inc.	7,202	853,149
Pure Storage, Inc., Class A*	24,307	2,037,170
Super Micro Computer, Inc.(x)*	21,489	1,030,182

		322,890,217

Total Information Technology		1,499,197,265

Materials (0.3%)
Chemicals (0.3%)
Ecolab, Inc.	5,583	1,528,960
Sherwin-Williams Co. (The)	19,303	6,683,857

		8,212,817

Construction Materials (0.0%)†
Eagle Materials, Inc.	179	41,714
James Hardie Industries plc (ADR)(x)*	8,240	158,291

		200,005

Metals & Mining (0.0%)†
Anglogold Ashanti plc	5,576	392,160
Carpenter Technology Corp.	777	190,784
Steel Dynamics, Inc.	1,230	171,499

		754,443

Total Materials		9,167,265

Real Estate (0.4%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	2,982	469,844
CoStar Group, Inc.*	4,724	398,564
Jones Lang LaSalle, Inc.*	1,160	346,004

		1,214,412

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	2,209	284,961
UDR, Inc. (REIT)	1,649	61,442

		346,403

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	6,564	1,231,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialized REITs (0.3%)
American Tower Corp. (REIT)	42,706	$8,213,218
Lamar Advertising Co. (REIT), Class A	8,099	991,480
Public Storage (REIT)	1,898	548,237

		9,752,935

Total Real Estate		12,545,616

Utilities (0.3%)
Electric Utilities (0.1%)
NRG Energy, Inc.	17,369	2,812,910

Independent Power and Renewable Electricity Producers (0.2%)
Vistra Corp.	30,921	6,058,042

Total Utilities		8,870,952

Total Common Stocks (99.3%) (Cost $587,177,047)		2,847,628,386

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,212,564	1,212,564

Total Short-Term Investments (0.0%)† (Cost $1,212,564)		1,212,564

Total Investments in Securities (99.3%) (Cost $588,389,611)		2,848,840,950
Other Assets Less Liabilities (0.7%)		18,871,182

Net Assets (100%)		$2,867,712,132

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,359,000.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $8,612,020. This was collateralized by $7,573,248 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 – 2/15/55 and by cash of $1,212,564 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	26,838	1,359,722	8,787	(108,828)	49,488	53,665	1,362,834	21,264	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	60	12/2025	USD	20,216,250	270,360

					270,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$327,212,067	$—	$—	$327,212,067
Consumer Discretionary	375,788,387	—	—	375,788,387
Consumer Staples	68,849,263	—	—	68,849,263
Energy	8,236,470	—	—	8,236,470
Financials	176,030,712	—	—	176,030,712
Health Care	193,585,480	—	—	193,585,480
Industrials	168,144,909	—	—	168,144,909
Information Technology	1,499,197,265	—	—	1,499,197,265
Materials	9,167,265	—	—	9,167,265
Real Estate	12,545,616	—	—	12,545,616
Utilities	8,870,952	—	—	8,870,952
Futures	270,360	—	—	270,360
Short-Term Investments
Investment Companies	1,212,564	—	—	1,212,564

Total Assets	$2,849,111,310	$—	$—	$2,849,111,310

Total Liabilities	$—	$—	$—	$—

Total	$2,849,111,310	$—	$—	$2,849,111,310

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,271,310,611
Aggregate gross unrealized depreciation	(10,434,606)

Net unrealized appreciation	$2,260,876,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$588,235,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	11,011	$540,420
GCI Liberty, Inc., Class C*	1,091	40,662
Iridium Communications, Inc.	1,144	19,974

		601,056

Entertainment (2.5%)
Liberty Media Corp.-Liberty
Formula One, Class A*	429	40,849
Liberty Media Corp.-Liberty
Formula One, Class C*	3,962	413,831
Live Nation Entertainment, Inc.*	9,800	1,601,320
Netflix, Inc.*	68,525	82,155,993
ROBLOX Corp., Class A*	80,441	11,142,687
Roku, Inc.*	1,019	102,032
Spotify Technology SA*	11,123	7,763,854
Take-Two Interactive Software, Inc.*	3,850	994,686
TKO Group Holdings, Inc., Class A	1,783	360,095
Walt Disney Co. (The)	123,079	14,092,546

		118,667,893

Interactive Media & Services (6.3%)
Alphabet, Inc., Class A	340,242	82,712,830
Alphabet, Inc., Class C	317,660	77,366,093
Meta Platforms, Inc., Class A	189,748	139,347,136
Pinterest, Inc., Class A*	18,916	608,528
Reddit, Inc., Class A*	7,219	1,660,298
Trump Media & Technology Group Corp.*	5,614	92,182

		301,787,067

Media (0.0%)†
DoubleVerify Holdings, Inc.*	3,980	47,680
Liberty Broadband Corp., Class A*	642	40,658
Liberty Broadband Corp., Class C*	1,442	91,625
Nexstar Media Group, Inc., Class A	199	39,350
NIQ Global Intelligence plc*	2,085	32,735
Trade Desk, Inc. (The), Class A*	27,634	1,354,342

		1,606,390

Total Communication Services		422,662,406

Consumer Discretionary (9.6%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	280,229	3,956,833

Automobiles (2.8%)
Tesla, Inc.*	304,260	135,310,507

Broadline Retail (3.5%)
Alibaba Group Holding Ltd. (ADR)	42,333	7,566,177
Amazon.com, Inc.*	670,040	147,120,683
Coupang, Inc., Class A*	76,887	2,475,761
Etsy, Inc.*	3,606	239,402
MercadoLibre, Inc.*	2,203	5,148,279
Sea Ltd. (ADR)*	31,012	5,542,775

		168,093,077

Distributors (0.0%)†
Pool Corp.	408	126,509

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	448	48,640
Duolingo, Inc., Class A*	2,423	779,818
Grand Canyon Education, Inc.*	476	104,492
H&R Block, Inc.	1,362	68,876

		1,001,826

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	65,494	7,952,281
Booking Holdings, Inc.	2,839	15,328,528
Carnival Corp.*	21,523	622,230
Cava Group, Inc.*	6,075	366,991
Chipotle Mexican Grill, Inc.*	83,068	3,255,435
Choice Hotels International, Inc.	502	53,669
Churchill Downs, Inc.	3,337	323,722
Darden Restaurants, Inc.	6,872	1,308,154
Domino’s Pizza, Inc.	587	253,414
DoorDash, Inc., Class A*	57,176	15,551,300
DraftKings, Inc., Class A*	29,761	1,113,061
Dutch Bros, Inc., Class A*	7,658	400,820
Expedia Group, Inc.	7,493	1,601,629
Flutter Entertainment plc, Class DI*	8,976	2,279,904
Hilton Worldwide Holdings, Inc.	14,292	3,707,916
Las Vegas Sands Corp.	19,530	1,050,519
Light & Wonder, Inc.*	5,039	422,974
Marriott International, Inc., Class A	10,816	2,816,919
McDonald’s Corp.	11,675	3,547,916
Norwegian Cruise Line Holdings Ltd.*	25,775	634,838
Planet Fitness, Inc., Class A*	5,109	530,314
Restaurant Brands International, Inc.	12,772	819,196
Royal Caribbean Cruises Ltd.	15,690	5,076,970
Starbucks Corp.	182,990	15,480,954
Texas Roadhouse, Inc., Class A	4,262	708,131
Travel + Leisure Co.	1,255	74,660
Vail Resorts, Inc.	1,784	266,833
Viking Holdings Ltd.*	10,793	670,893
Wendy’s Co. (The)	4,343	39,782
Wingstop, Inc.	1,691	425,591
Wyndham Hotels & Resorts, Inc.	4,140	330,786
Yum China Holdings, Inc.	90,269	3,874,345
Yum! Brands, Inc.	36,542	5,554,384

		96,445,059

Household Durables (0.1%)
DR Horton, Inc.	14,972	2,537,305
SharkNinja, Inc.*	1,067	110,061
Somnigroup International, Inc.	12,519	1,055,727
TopBuild Corp.*	125	48,858

		3,751,951

Specialty Retail (1.0%)
AutoZone, Inc.*	605	2,595,595
Burlington Stores, Inc.*	3,892	990,514
Carvana Co.*	20,381	7,688,528
Chewy, Inc., Class A*	13,769	556,956
Floor & Decor Holdings, Inc., Class A*	2,061	151,896
Home Depot, Inc. (The)	46,990	19,039,878
Lithia Motors, Inc., Class A	175	55,300
Murphy USA, Inc.	1,095	425,145
O’Reilly Automotive, Inc.*	48,505	5,229,324
RH*	188	38,194
Ross Stores, Inc.	3,920	597,369
TJX Cos., Inc. (The)	34,634	5,005,998
Tractor Supply Co.	32,920	1,872,160
Ulta Beauty, Inc.*	745	407,329
Valvoline, Inc.*	6,854	246,127
Wayfair, Inc., Class A*	1,024	91,474
Williams-Sonoma, Inc.	1,077	210,500

		45,202,287

Textiles, Apparel & Luxury Goods (0.1%)
Birkenstock Holding plc*	970	43,893
Deckers Outdoor Corp.*	9,193	931,894
Lululemon Athletica, Inc.*	3,702	658,697
On Holding AG, Class A*	14,308	605,944
Ralph Lauren Corp.	175	54,873
Tapestry, Inc.	11,746	1,329,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	363,264	$1,812,687

		5,437,870

Total Consumer Discretionary		459,325,919

Consumer Staples (1.9%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	12,554	2,654,167
Celsius Holdings, Inc.*	10,692	614,683
Coca-Cola Co. (The)	166,240	11,025,037
Coca-Cola Consolidated, Inc.	431	50,496
Monster Beverage Corp.*	356,798	24,016,073
PepsiCo, Inc.	11,621	1,632,053

		39,992,509

Consumer Staples Distribution & Retail (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	1,177	109,755
Casey’s General Stores, Inc.	337	190,513
Costco Wholesale Corp.	27,487	25,442,792
Performance Food Group Co.*	1,149	119,542
Sprouts Farmers Market, Inc.*	6,257	680,761
Sysco Corp.	16,090	1,324,851
Walmart, Inc.	124,599	12,841,173

		40,709,387

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,067	32,938
Freshpet, Inc.*	802	44,198
Hershey Co. (The)	1,254	234,561

		311,697

Household Products (0.1%)
Colgate-Palmolive Co.	23,595	1,886,185
Kimberly-Clark Corp.	7,591	943,865

		2,830,050

Tobacco (0.2%)
Philip Morris International, Inc.	53,165	8,623,363

Total Consumer Staples		92,467,006

Energy (0.1%)
Energy Equipment & Services (0.0%)†
Schlumberger NV	7,270	249,870

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	12,758	2,997,875
HF Sinclair Corp.	966	50,560
Phillips 66	1,774	241,300
Targa Resources Corp.	13,299	2,228,114
Texas Pacific Land Corp.	1,191	1,111,965
Williams Cos., Inc. (The)	3,932	249,092

		6,878,906

Total Energy		7,128,776

Financials (5.4%)
Banks (0.1%)
Bank of America Corp.	33,192	1,712,375
Citigroup, Inc.	20,185	2,048,777
NU Holdings Ltd., Class A*	207,145	3,316,391
Pinnacle Financial Partners, Inc.	321	30,107
Popular, Inc.	369	46,867
Western Alliance Bancorp	1,375	119,240

		7,273,757

Capital Markets (1.6%)
Ameriprise Financial, Inc.	5,161	2,535,341
Ares Management Corp., Class A	11,652	1,863,038
Bank of New York Mellon Corp. (The)	3,165	344,858
Blackstone, Inc.	58,562	10,005,318
Blue Owl Capital, Inc., Class A	39,198	663,622
Brookfield Asset Management Ltd., Class A	8,695	495,093
Charles Schwab Corp. (The)	44,626	4,260,444
Coinbase Global, Inc., Class A*	1,343	453,249
FactSet Research Systems, Inc.	14,595	4,181,322
Freedom Holding Corp.*	914	157,327
Goldman Sachs Group, Inc. (The)	10,442	8,315,487
Hamilton Lane, Inc., Class A	1,587	213,912
Houlihan Lokey, Inc., Class A	1,255	257,677
Interactive Brokers Group, Inc., Class A	1,377	94,751
Intercontinental Exchange, Inc.	8,141	1,371,596
Jefferies Financial Group, Inc.	2,277	148,961
KKR & Co., Inc.	15,136	1,966,923
Lazard, Inc.	1,297	68,456
LPL Financial Holdings, Inc.	4,934	1,641,492
Moody’s Corp.	9,627	4,587,073
Morningstar, Inc.	972	225,514
MSCI, Inc.	29,248	16,595,608
Robinhood Markets, Inc., Class A*	45,504	6,515,263
SEI Investments Co.	90,210	7,654,319
TPG, Inc., Class A	8,021	460,806
Tradeweb Markets, Inc., Class A	596	66,144
XP, Inc., Class A	2,181	40,981

		75,184,575

Consumer Finance (0.2%)
Ally Financial, Inc.	1,980	77,616
American Express Co.	11,153	3,704,581
Credit Acceptance Corp.*	74	34,553
SLM Corp.	1,755	48,578
SoFi Technologies, Inc.*	135,767	3,586,964

		7,452,292

Financial Services (3.2%)
Affirm Holdings, Inc., Class A*	10,143	741,250
Apollo Global Management, Inc.	17,780	2,369,541
Berkshire Hathaway, Inc., Class B*	4,083	2,052,687
Block, Inc., Class A*	82,350	5,951,435
Corpay, Inc.*	4,263	1,228,000
Fiserv, Inc.*	9,279	1,196,341
Mastercard, Inc., Class A	102,651	58,388,915
PayPal Holdings, Inc.*	64,954	4,355,815
Shift4 Payments, Inc., Class A*	4,041	312,773
Toast, Inc., Class A*	28,454	1,038,856
UWM Holdings Corp., Class A	1,039	6,328
Visa, Inc., Class A	219,985	75,098,479

		152,740,420

Insurance (0.3%)
Aon plc, Class A	32,056	11,430,528
Arthur J Gallagher & Co.	940	291,156
Brown & Brown, Inc.	1,776	166,571
Everest Group Ltd.	360	126,083
Kinsale Capital Group, Inc.	1,437	611,099
Markel Group, Inc.*	155	296,261
Marsh & McLennan Cos., Inc.	3,757	757,148
Progressive Corp. (The)	1,790	442,040
RLI Corp.	581	37,893
Ryan Specialty Holdings, Inc., Class A	6,391	360,197

		14,518,976

Total Financials		257,170,020

Health Care (6.3%)
Biotechnology (2.3%)
AbbVie, Inc.	130,074	30,117,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Alnylam Pharmaceuticals, Inc.*	66,082	$30,133,392
Amgen, Inc.	24,570	6,933,654
Apellis Pharmaceuticals, Inc.*	6,563	148,521
Caris Life Sciences, Inc.*	1,156	34,969
CRISPR Therapeutics AG*	59,131	3,832,280
Exact Sciences Corp.*	727	39,774
Exelixis, Inc.*	13,765	568,495
Gilead Sciences, Inc.	51,078	5,669,658
Halozyme Therapeutics, Inc.*	7,460	547,116
Incyte Corp.*	2,491	211,262
Insmed, Inc.*	59,473	8,564,707
Ionis Pharmaceuticals, Inc.*	8,791	575,107
Natera, Inc.*	30,132	4,850,348
Neurocrine Biosciences, Inc.*	5,317	746,401
Regeneron Pharmaceuticals, Inc.	20,697	11,637,302
Sarepta Therapeutics, Inc.*	4,698	90,530
Summit Therapeutics, Inc.*	7,111	146,913
Ultragenyx Pharmaceutical, Inc.*	5,468	164,477
Vertex Pharmaceuticals, Inc.*	15,926	6,237,259
Viking Therapeutics, Inc.*	1,147	30,143

		111,279,642

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	100,538	13,466,060
Boston Scientific Corp.*	66,897	6,531,154
Dexcom, Inc.*	24,213	1,629,293
IDEXX Laboratories, Inc.*	16,835	10,755,713
Inspire Medical Systems, Inc.*	1,741	129,182
Insulet Corp.*	4,342	1,340,506
Intuitive Surgical, Inc.*	36,268	16,220,137
Masimo Corp.*	2,743	404,730
Penumbra, Inc.*	2,423	613,794
ResMed, Inc.	2,244	614,250
Stryker Corp.	5,482	2,026,531

		53,731,350

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	7,427	1,165,742
Cencora, Inc.	11,339	3,543,778
Chemed Corp.	82	36,715
Cigna Group (The)	1,295	373,284
DaVita, Inc.*	2,328	309,321
HCA Healthcare, Inc.	2,252	959,802
Hims & Hers Health, Inc.*	40,867	2,317,976
McKesson Corp.	10,359	8,002,742
Molina Healthcare, Inc.*	1,791	342,726

		17,052,086

Health Care Technology (0.7%)
Doximity, Inc., Class A*	228,908	16,744,620
Veeva Systems, Inc., Class A*	51,908	15,463,913

		32,208,533

Life Sciences Tools & Services (0.1%)
Illumina, Inc.*	39,108	3,714,087
Medpace Holdings, Inc.*	1,390	714,682
Repligen Corp.*	399	53,334
Sotera Health Co.*	925	14,550
Tempus AI, Inc., Class A*	5,011	404,438
Waters Corp.*	2,024	606,816

		5,507,907

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	24,281	1,095,073
Corcept Therapeutics, Inc.*	5,722	475,555
Eli Lilly & Co.	64,999	49,594,237
Johnson & Johnson	9,235	1,712,354
Novartis AG (ADR)	36,597	4,693,199
Novo Nordisk A/S (ADR)	152,440	8,458,896
Roche Holding AG (ADR)	110,632	4,625,524
Zoetis, Inc.	92,038	13,467,000

		84,121,838

Total Health Care		303,901,356

Industrials (4.2%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	4,619	3,314,779
Boeing Co. (The)*	134,043	28,930,501
BWX Technologies, Inc.	977	180,130
GE Aerospace	86,259	25,948,432
HEICO Corp.	2,703	872,582
HEICO Corp., Class A	4,644	1,179,994
Howmet Aerospace, Inc.	24,832	4,872,783
Karman Holdings, Inc.*	1,614	116,531
Leonardo DRS, Inc.	1,810	82,174
Loar Holdings, Inc.*	2,347	187,760
Lockheed Martin Corp.	3,600	1,797,156
Rocket Lab Corp.*	25,620	1,227,454
RTX Corp.	13,878	2,322,206
Spirit AeroSystems Holdings, Inc., Class A*	905	34,933
StandardAero, Inc.*	1,207	32,939
TransDigm Group, Inc.	1,844	2,430,429

		73,530,783

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	45,769	5,610,822

Building Products (0.2%)
AAON, Inc.	4,091	382,263
Armstrong World Industries, Inc.	769	150,732
Carlisle Cos., Inc.	307	100,991
Lennox International, Inc.	1,967	1,041,251
Simpson Manufacturing Co., Inc.	231	38,683
Trane Technologies plc	17,838	7,526,922

		9,240,842

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,291	4,370,191
Copart, Inc.*	51,007	2,293,785
RB Global, Inc.	687	74,443
Rollins, Inc.	17,380	1,020,901
Tetra Tech, Inc.	3,020	100,808
Veralto Corp.	6,115	651,920
Waste Management, Inc.	22,910	5,059,215

		13,571,263

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	2,154	1,777,438
EMCOR Group, Inc.	991	643,694
MasTec, Inc.*	797	169,610
Quanta Services, Inc.	13,996	5,800,222
WillScot Holdings Corp.	2,758	58,221

		8,449,185

Electrical Equipment (0.4%)
Eaton Corp. plc	938	351,046
GE Vernova, Inc.	27,944	17,182,765
Rockwell Automation, Inc.	554	193,640
Vertiv Holdings Co., Class A	23,560	3,554,262

		21,281,713

Ground Transportation (0.5%)
Avis Budget Group, Inc.*	353	56,683
Lyft, Inc., Class A*	3,884	85,487
Old Dominion Freight Line, Inc.	638	89,818
Uber Technologies, Inc.*	223,141	21,861,124
U-Haul Holding Co. (Nasdaq Stock Exchange)*	680	38,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
U-Haul Holding Co. (New York Stock Exchange)	2,345	$119,360
Union Pacific Corp.	3,051	721,165
XPO, Inc.*	1,437	185,761

		23,158,205

Industrial Conglomerates (0.2%)
3M Co.	52,460	8,140,743

Machinery (0.3%)
Allison Transmission Holdings, Inc.	869	73,761
Caterpillar, Inc.	3,530	1,684,340
Deere & Co.	18,055	8,255,829
Illinois Tool Works, Inc.	5,941	1,549,175
RBC Bearings, Inc.*	383	149,481

		11,712,586

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,289	64,167
American Airlines Group, Inc.*	2,933	32,967
Southwest Airlines Co.	3,275	104,505

		201,639

Professional Services (0.4%)
Automatic Data Processing, Inc.	23,395	6,866,432
Booz Allen Hamilton Holding Corp.	7,604	760,020
Broadridge Financial Solutions, Inc.	6,556	1,561,442
Dayforce, Inc.*	854	58,832
Equifax, Inc.	1,308	335,541
ExlService Holdings, Inc.*	9,633	424,141
KBR, Inc.	788	37,265
Paychex, Inc.	6,254	792,757
Paycom Software, Inc.	23,755	4,944,366
Paylocity Holding Corp.*	2,517	400,883
Verisk Analytics, Inc.	5,202	1,308,355

		17,490,034

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	6,708	361,092
Fastenal Co.	58,384	2,863,151
Ferguson Enterprises, Inc.	694	155,859
FTAI Aviation Ltd.	6,308	1,052,553
SiteOne Landscape Supply, Inc.*	865	111,412
W.W. Grainger, Inc.	2,342	2,231,832

		6,775,899

Total Industrials		199,163,714

Information Technology (31.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	84,553	12,320,218
Lumentum Holdings, Inc.*	359	58,413
Motorola Solutions, Inc.	4,346	1,987,382
Ubiquiti, Inc.	256	169,108

		14,535,121

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	103,858	12,852,427
CDW Corp.	578	92,064
Celestica, Inc.*	7,861	1,936,793
Jabil, Inc.	4,369	948,816

		15,830,100

IT Services (1.5%)
Accenture plc, Class A	24,313	5,995,586
Cloudflare, Inc., Class A*	39,465	8,468,794
Gartner, Inc.*	4,640	1,219,717
Globant SA*	435	24,960
GoDaddy, Inc., Class A*	8,512	1,164,697
International Business Machines Corp.	26,875	7,583,050
Kyndryl Holdings, Inc.*	930	27,928
MongoDB, Inc.*	458	142,154
Okta, Inc.*	3,951	362,307
Shopify, Inc., Class A*	259,565	38,573,955
Snowflake, Inc., Class A*	25,702	5,797,086
Twilio, Inc., Class A*	14,921	1,493,443

		70,853,677

Semiconductors & Semiconductor Equipment (11.5%)
Advanced Micro Devices, Inc.*	58,337	9,438,343
Applied Materials, Inc.	14,088	2,884,377
ARM Holdings plc (ADR)*	93,163	13,181,633
Astera Labs, Inc.*	7,801	1,527,436
Broadcom, Inc.	447,990	147,796,381
Enphase Energy, Inc.*	7,749	274,237
Entegris, Inc.	1,487	137,488
KLA Corp.	8,241	8,888,743
Lam Research Corp.	81,900	10,966,410
Lattice Semiconductor Corp.*	7,636	559,872
MACOM Technology Solutions Holdings, Inc.*	956	119,012
Marvell Technology, Inc.	3,673	308,789
Monolithic Power Systems, Inc.	2,866	2,638,554
NVIDIA Corp.	1,798,938	335,645,852
Onto Innovation, Inc.*	659	85,156
QUALCOMM, Inc.	62,145	10,338,442
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,804	3,855,319
Texas Instruments, Inc.	23,027	4,230,751

		552,876,795

Software (12.8%)
Adobe, Inc.*	42,584	15,021,506
Appfolio, Inc., Class A*	1,338	368,833
AppLovin Corp., Class A*	22,601	16,239,723
Atlassian Corp., Class A*	10,023	1,600,673
Autodesk, Inc.*	69,462	22,065,994
Bentley Systems, Inc., Class B	9,583	493,333
Cadence Design Systems, Inc.*	16,897	5,935,240
Circle Internet Group, Inc., Class A*	454	60,191
Confluent, Inc., Class A*	16,853	333,689
Crowdstrike Holdings, Inc., Class A*	20,862	10,230,308
Datadog, Inc., Class A*	19,104	2,720,410
Docusign, Inc.*	9,709	699,922
Dropbox, Inc., Class A*	3,263	98,575
Dynatrace, Inc.*	18,183	880,966
Elastic NV*	5,520	466,385
Fair Isaac Corp.*	1,196	1,789,850
Fortinet, Inc.*	39,403	3,313,004
Gen Digital, Inc.	3,633	103,141
Gitlab, Inc., Class A*	8,766	395,171
Guidewire Software, Inc.*	5,185	1,191,824
HubSpot, Inc.*	3,149	1,473,102
Intuit, Inc.	30,421	20,774,805
Manhattan Associates, Inc.*	3,831	785,278
Microsoft Corp.	565,025	292,654,699
nCino, Inc.*	1,199	32,505
Nutanix, Inc., Class A*	3,821	284,244
Oracle Corp.	356,823	100,352,901
Palantir Technologies, Inc., Class A*	176,929	32,275,388
Palo Alto Networks, Inc.*	54,359	11,068,580
Pegasystems, Inc.	1,715	98,612
Procore Technologies, Inc.*	6,976	508,690
PTC, Inc.*	839	170,334
RingCentral, Inc., Class A*	4,874	138,129
Rubrik, Inc., Class A*	4,298	353,510
Salesforce, Inc.	45,346	10,747,002
Samsara, Inc., Class A*	17,303	644,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SentinelOne, Inc., Class A*	12,803	$225,461
ServiceNow, Inc.*	28,137	25,893,918
Strategy, Inc.*	906	291,922
Synopsys, Inc.*	20,600	10,163,834
Teradata Corp.*	1,700	36,567
Tyler Technologies, Inc.*	2,210	1,156,184
Unity Software, Inc.*	1,124	45,005
Workday, Inc., Class A*	66,341	15,970,269
Zscaler, Inc.*	6,046	1,811,744

		611,965,958

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	944,990	240,622,804
Dell Technologies, Inc., Class C	2,650	375,691
NetApp, Inc.	4,882	578,322
Pure Storage, Inc., Class A*	16,487	1,381,775
Super Micro Computer, Inc.*	14,330	686,980

		243,645,572

Total Information Technology		1,509,707,223

Materials (0.1%)
Chemicals (0.1%)
Ecolab, Inc.	3,787	1,037,108
Sherwin-Williams Co. (The)	13,093	4,533,582

		5,570,690

Construction Materials (0.0%)†
Eagle Materials, Inc.	171	39,850
James Hardie Industries plc (ADR)*	5,674	108,997

		148,847

Metals & Mining (0.0%)†
Anglogold Ashanti plc	3,719	261,557
Carpenter Technology Corp.	518	127,190
Steel Dynamics, Inc.	820	114,333

		503,080

Total Materials		6,222,617

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	1,989	313,387
CoStar Group, Inc.*	63,045	5,319,107
Jones Lang LaSalle, Inc.*	773	230,570

		5,863,064

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	1,473	190,017
UDR, Inc. (REIT)	1,100	40,986

		231,003

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	4,587	860,842

Specialized REITs (0.2%)
American Tower Corp. (REIT)	28,967	5,570,934
Lamar Advertising Co. (REIT), Class A	5,634	689,714
Public Storage (REIT)	1,266	365,684

		6,626,332

Total Real Estate		13,581,241

Utilities (0.2%)
Electric Utilities (0.1%)
NRG Energy, Inc.	11,792	1,909,714

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	30,416	5,959,103

Total Utilities		7,868,817

Total Common Stocks (68.4%) (Cost $1,089,171,935)		3,279,199,095

EXCHANGE TRADED FUNDS (ETF):
Equity (21.5%)
Invesco QQQ Trust	46,839	28,120,730
iShares Core S&P 500 ETF	2,079	1,391,475
iShares Morningstar Growth ETF‡	2,317,485	241,713,685
iShares Morningstar U.S. Equity ETF	15,692	1,450,255
iShares Morningstar Value ETF	30,936	2,784,859
iShares Russell 1000 ETF	3,225	1,178,673
iShares Russell 1000 Growth ETF	60,016	28,112,095
SPDR Portfolio S&P 500 Growth ETF	1,569,800	164,059,798
SPDR Portfolio S&P 500 Value ETF	131,600	7,281,428
Vanguard Growth ETF	445,182	213,513,739
Vanguard Large-Cap ETF	600	184,716
Vanguard Russell 1000 Growth ETF	2,771,400	333,953,700
Vanguard Russell 1000 Value ETF	25,400	2,269,998
Vanguard Value ETF	14,900	2,778,701

Total Exchange Traded Funds (21.5%) (Cost $427,692,952)		1,028,793,852

SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	215,306,241	215,392,363

Total Short-Term Investments (4.5%) (Cost $215,359,219)		215,392,363

Total Investments in Securities (94.4%) (Cost $1,732,224,106)		4,523,385,310
Other Assets Less Liabilities (5.6%)		270,659,280

Net Assets (100%)		$4,794,044,590

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	989,296	—	(1,171,254)	637,838	(455,880)	—	10,520	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,317,485	231,301,056	—	(24,739,118)	9,023,461	26,128,286	241,713,685	800,273	—

Total		232,290,352	—	(25,910,372)	9,661,299	25,672,406	241,713,685	810,793	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini
Index	1,961	12/2025	USD	466,747,415	8,527,103

					8,527,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$422,662,406	$—	$—	$422,662,406
Consumer Discretionary	459,325,919	—	—	459,325,919
Consumer Staples	92,467,006	—	—	92,467,006
Energy	7,128,776	—	—	7,128,776
Financials	257,170,020	—	—	257,170,020
Health Care	303,901,356	—	—	303,901,356
Industrials	199,163,714	—	—	199,163,714
Information Technology	1,509,707,223	—	—	1,509,707,223
Materials	6,222,617	—	—	6,222,617
Real Estate	13,581,241	—	—	13,581,241
Utilities	7,868,817	—	—	7,868,817
Exchange Traded Funds	1,028,793,852	—	—	1,028,793,852
Futures	8,527,103	—	—	8,527,103
Short-Term Investments
Investment Companies	215,392,363	—	—	215,392,363

Total Assets	$4,531,912,413	$—	$—	$4,531,912,413

Total Liabilities	$—	$—	$—	$—

Total	$4,531,912,413	$—	$—	$4,531,912,413

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,825,804,203
Aggregate gross unrealized depreciation	(28,659,234)

Net unrealized appreciation	$2,797,144,969

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,734,767,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.3%)
AST SpaceMobile, Inc., Class A*	400	$19,632
AT&T, Inc.	214,387	6,054,289
Frontier Communications Parent, Inc.*	7,166	267,650
GCI Liberty, Inc., Class A*	80	3,004
GCI Liberty, Inc., Class C*	539	20,089
Iridium Communications, Inc.	2,670	46,618
Liberty Global Ltd., Class A*	5,114	58,606
Liberty Global Ltd., Class C*	4,282	50,314
Verizon Communications, Inc.	129,079	5,673,022

		12,193,224

Entertainment (1.3%)
Electronic Arts, Inc.	7,971	1,607,751
Liberty Media Corp.-Liberty Formula One, Class A*	478	45,515
Liberty Media Corp.-Liberty Formula One, Class C*	4,421	461,774
Liberty Media Corp.-Liberty Live, Class A*	602	56,769
Liberty Media Corp.-Liberty Live, Class C*	1,398	135,564
Madison Square Garden Sports Corp.*	492	111,684
Roku, Inc.*	3,427	343,145
Take-Two Interactive Software, Inc.*	3,615	933,971
TKO Group Holdings, Inc., Class A	1,206	243,564
Walt Disney Co. (The)	55,347	6,337,231
Warner Bros Discovery, Inc.*	68,171	1,331,380

		11,608,348

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A	63,057	15,329,157
Alphabet, Inc., Class C	51,344	12,504,831
IAC, Inc.*	2,053	69,946
Match Group, Inc.	7,470	263,840
Meta Platforms, Inc., Class A	11,901	8,739,856
Pinterest, Inc., Class A*	9,087	292,329
Trump Media & Technology Group Corp.(x)*	1,450	23,809
ZoomInfo Technologies, Inc., Class A*	9,032	98,539

		37,322,307

Media (0.8%)
Charter Communications, Inc., Class A*	2,771	762,316
Comcast Corp., Class A	113,193	3,556,524
DoubleVerify Holdings, Inc.*	2,140	25,637
Fox Corp., Class A	6,595	415,881
Fox Corp., Class B	4,043	231,623
Interpublic Group of Cos., Inc. (The)	11,272	314,602
Liberty Broadband Corp., Class A*	399	25,269
Liberty Broadband Corp., Class C*	2,697	171,367
New York Times Co. (The), Class A	4,904	281,490
News Corp., Class A	11,570	355,315
News Corp., Class B	3,420	118,161
Nexstar Media Group, Inc., Class A(x)	810	160,169
NIQ Global Intelligence plc*	729	11,445
Omnicom Group, Inc.	5,907	481,598
Sirius XM Holdings, Inc.	5,801	135,018

		7,046,415

Wireless Telecommunication Services (0.4%)
Millicom International Cellular SA	3,139	152,367
T-Mobile US, Inc.	13,879	3,322,355

		3,474,722

Total Communication Services		71,645,016

Consumer Discretionary (7.6%)
Automobile Components (0.2%)
Aptiv plc*	6,994	603,023
BorgWarner, Inc.	6,659	292,729
Gentex Corp.	6,913	195,638
Lear Corp.	1,630	163,994
QuantumScape Corp., Class A(x)*	12,596	155,183

		1,410,567

Automobiles (0.4%)
Ford Motor Co.	119,308	1,426,924
General Motors Co.	29,532	1,800,566
Harley-Davidson, Inc.	3,407	95,055
Lucid Group, Inc., Class A(x)*	3,795	90,283
Rivian Automotive, Inc., Class A(x)*	23,686	347,710
Thor Industries, Inc.	1,556	161,342

		3,921,880

Broadline Retail (2.2%)
Amazon.com, Inc.*	80,601	17,697,562
Dillard’s, Inc., Class A(x)	90	55,303
eBay, Inc.	14,076	1,280,212
Etsy, Inc.*	1,344	89,228
Macy’s, Inc.	8,468	151,831
Ollie’s Bargain Outlet Holdings, Inc.*	1,871	240,237

		19,514,373

Distributors (0.1%)
Genuine Parts Co.	4,239	587,525
LKQ Corp.	7,930	242,182
Pool Corp.	893	276,893

		1,106,600

Diversified Consumer Services (0.1%)
ADT, Inc.	12,463	108,553
Bright Horizons Family Solutions, Inc.*	1,512	164,158
Grand Canyon Education, Inc.*	611	134,127
H&R Block, Inc.	3,368	170,320
Service Corp. International	4,257	354,267

		931,425

Hotels, Restaurants & Leisure (1.5%)
Aramark	8,066	309,734
Booking Holdings, Inc.	60	323,956
Boyd Gaming Corp.	1,775	153,449
Caesars Entertainment, Inc.*	6,307	170,447
Carnival Corp.*	22,843	660,391
Choice Hotels International, Inc.(x)	574	61,366
Churchill Downs, Inc.	312	30,267
Darden Restaurants, Inc.	179	34,075
Domino’s Pizza, Inc.	677	292,268
Flutter Entertainment plc, Class DI*	925	234,950
Hyatt Hotels Corp., Class A	1,229	174,432
Marriott International, Inc., Class A	1,619	421,652
McDonald’s Corp.	20,612	6,263,781
MGM Resorts International*	6,261	217,006
Norwegian Cruise Line Holdings Ltd.*	1,317	32,438
Penn Entertainment, Inc.*	4,558	87,787
Restaurant Brands International, Inc.	3,585	229,942
Starbucks Corp.	30,163	2,551,790
Travel + Leisure Co.	1,290	76,742
Vail Resorts, Inc.	200	29,914
Wendy’s Co. (The)	2,819	25,822
Wyndham Hotels & Resorts, Inc.(x)	241	19,256
Wynn Resorts Ltd.	2,552	327,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Yum! Brands, Inc.	5,656	$859,712

		13,588,522

Household Durables (0.7%)
DR Horton, Inc.	8,385	1,421,006
Garmin Ltd.	4,981	1,226,422
Lennar Corp., Class A	6,979	879,633
Lennar Corp., Class B	291	34,917
Mohawk Industries, Inc.*	1,567	202,018
Newell Brands, Inc.	12,739	66,752
NVR, Inc.*	86	690,981
PulteGroup, Inc.	6,104	806,522
SharkNinja, Inc.*	1,783	183,916
Toll Brothers, Inc.	3,023	417,597
TopBuild Corp.*	828	323,632
Whirlpool Corp.(x)	1,639	128,825

		6,382,221

Leisure Products (0.1%)
Brunswick Corp.	2,002	126,606
Hasbro, Inc.	4,039	306,358
Mattel, Inc.*	9,813	165,153
YETI Holdings, Inc.*	2,521	83,647

		681,764

Specialty Retail (1.9%)
AutoNation, Inc.*	840	183,767
AutoZone, Inc.*	430	1,844,803
Bath & Body Works, Inc.	6,506	167,595
Best Buy Co., Inc.	5,907	446,687
CarMax, Inc.*	4,659	209,049
Dick’s Sporting Goods, Inc.	1,666	370,219
Five Below, Inc.*	1,645	254,482
Floor & Decor Holdings, Inc., Class A*	2,218	163,467
GameStop Corp., Class A*	12,523	341,627
Gap, Inc. (The)	7,030	150,372
Home Depot, Inc. (The)	7,239	2,933,170
Lithia Motors, Inc., Class A	694	219,304
Lowe’s Cos., Inc.	17,129	4,304,689
O’Reilly Automotive, Inc.*	2,108	227,263
Penske Automotive Group, Inc.(x)	565	98,259
RH(x)*	388	78,826
Ross Stores, Inc.	7,878	1,200,528
TJX Cos., Inc. (The)	17,092	2,470,478
Ulta Beauty, Inc.*	1,035	565,886
Valvoline, Inc.*	443	15,908
Wayfair, Inc., Class A(x)*	2,350	209,926
Williams-Sonoma, Inc.	3,079	601,791

		17,058,096

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	4,559	158,425
Birkenstock Holding plc(x)*	1,140	51,585
Columbia Sportswear Co.	795	41,578
Crocs, Inc.*	1,661	138,777
Lululemon Athletica, Inc.*	1,363	242,519
NIKE, Inc., Class B	35,361	2,465,723
PVH Corp.	1,596	133,697
Ralph Lauren Corp.	1,108	347,424
Tapestry, Inc.	523	59,214
Under Armour, Inc., Class A*	5,771	28,797
Under Armour, Inc., Class C(x)*	5,737	27,710
VF Corp.	10,731	154,848

		3,850,297

Total Consumer Discretionary		68,445,745

Consumer Staples (7.5%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	249	52,644
Brown-Forman Corp., Class A	1,332	35,844
Brown-Forman Corp., Class B	4,513	122,212
Coca-Cola Co. (The)	60,778	4,030,797
Coca-Cola Consolidated, Inc.	1,366	160,041
Constellation Brands, Inc., Class A	3,993	537,737
Keurig Dr Pepper, Inc.	39,579	1,009,660
Molson Coors Beverage Co., Class B	5,126	231,951
PepsiCo, Inc.	36,145	5,076,204
Primo Brands Corp.	7,846	173,397

		11,430,487

Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class A	12,657	221,624
BJ’s Wholesale Club Holdings, Inc.*	3,403	317,330
Casey’s General Stores, Inc.	961	543,272
Dollar General Corp.	6,713	693,789
Dollar Tree, Inc.*	6,208	585,849
Kroger Co. (The)	18,533	1,249,309
Maplebear, Inc.*	5,266	193,578
Performance Food Group Co.*	4,087	425,211
Sysco Corp.	6,887	567,076
Target Corp.	13,891	1,246,023
US Foods Holding Corp.*	7,018	537,719
Walmart, Inc.	119,682	12,334,427

		18,915,207

Food Products (1.1%)
Archer-Daniels-Midland Co.	14,608	872,682
Bunge Global SA	4,059	329,794
Campbell’s Co. (The)(x)	5,925	187,111
Conagra Brands, Inc.	14,545	266,319
Darling Ingredients, Inc.*	4,244	131,012
Flowers Foods, Inc.	5,705	74,450
Freshpet, Inc.*	1,052	57,976
General Mills, Inc.	16,735	843,779
Hershey Co. (The)	3,914	732,114
Hormel Foods Corp.	8,840	218,702
Ingredion, Inc.	1,952	238,359
J M Smucker Co. (The)	3,167	343,936
Kellanova	8,491	696,432
Kraft Heinz Co. (The)	26,093	679,462
Lamb Weston Holdings, Inc.	4,163	241,787
McCormick & Co., Inc. (Non- Voting)	7,738	517,749
Mondelez International, Inc., Class A	39,596	2,473,562
Pilgrim’s Pride Corp.	1,264	51,470
Post Holdings, Inc.*	1,541	165,627
Seaboard Corp.	8	29,176
Smithfield Foods, Inc.	782	18,361
Tyson Foods, Inc., Class A	8,550	464,265

		9,634,125

Household Products (1.6%)
Church & Dwight Co., Inc.	7,527	659,591
Clorox Co. (The)	3,766	464,348
Colgate-Palmolive Co.	12,926	1,033,304
Kimberly-Clark Corp.	6,498	807,961
Procter & Gamble Co. (The)	71,787	11,030,073
Reynolds Consumer Products, Inc.	1,666	40,767

		14,036,044

Personal Care Products (0.2%)
BellRing Brands, Inc.*	3,878	140,966
Coty, Inc., Class A*	10,551	42,626
e.l.f. Beauty, Inc.*	1,673	221,639
Estee Lauder Cos., Inc. (The), Class A	7,143	629,441
Kenvue, Inc.	58,075	942,557

		1,977,229

Tobacco (1.2%)
Altria Group, Inc.	51,555	3,405,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	47,616	$7,723,315

		11,129,038

Total Consumer Staples		67,122,130

Energy (5.9%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	30,309	1,476,654
Halliburton Co.	26,200	644,520
NOV, Inc.	11,418	151,289
Schlumberger NV	41,880	1,439,416
TechnipFMC plc	12,694	500,778
Weatherford International plc	2,175	148,835

		4,361,492

Oil, Gas & Consumable Fuels (5.4%)
Antero Midstream Corp.	10,221	198,696
Antero Resources Corp.*	8,854	297,140
APA Corp.	10,838	263,147
Cheniere Energy, Inc.	3,707	871,071
Chevron Corp.	58,702	9,115,833
Chord Energy Corp.	1,805	179,363
Civitas Resources, Inc.(x)	2,820	91,650
ConocoPhillips	38,688	3,659,498
Coterra Energy, Inc.	23,055	545,251
Devon Energy Corp.	19,004	666,280
Diamondback Energy, Inc.	5,827	833,844
DT Midstream, Inc.	3,101	350,599
EOG Resources, Inc.	16,878	1,892,361
EQT Corp.	18,220	991,715
Expand Energy Corp.	6,715	713,402
Exxon Mobil Corp.	132,435	14,932,046
HF Sinclair Corp.	4,396	230,087
Kinder Morgan, Inc.	59,431	1,682,492
Marathon Petroleum Corp.	9,524	1,835,656
Matador Resources Co.	3,569	160,355
Occidental Petroleum Corp.	20,582	972,499
ONEOK, Inc.	19,098	1,393,581
Ovintiv, Inc.	7,934	320,375
Permian Resources Corp.	19,475	249,280
Phillips 66	11,568	1,573,479
Range Resources Corp.	7,215	271,573
Valero Energy Corp.	9,540	1,624,280
Viper Energy, Inc., Class A	4,011	153,300
Williams Cos., Inc. (The)	35,248	2,232,961

		48,301,814

Total Energy		52,663,306

Financials (22.5%)
Banks (7.4%)
Bank of America Corp.	192,954	9,954,497
Bank OZK	3,261	166,246
BOK Financial Corp.	683	76,114
Citigroup, Inc.	46,509	4,720,663
Citizens Financial Group, Inc.	13,294	706,709
Columbia Banking System, Inc.	6,386	164,376
Comerica, Inc.	3,989	273,326
Commerce Bancshares, Inc.	3,767	225,116
Cullen/Frost Bankers, Inc.	1,817	230,341
East West Bancorp, Inc.	4,177	444,642
Fifth Third Bancorp	20,350	906,592
First Citizens BancShares, Inc., Class A	301	538,537
First Hawaiian, Inc.	3,827	95,024
First Horizon Corp.	15,364	347,380
FNB Corp.	10,848	174,761
Huntington Bancshares, Inc.	44,198	763,299
JPMorgan Chase & Co.	84,879	26,773,383
KeyCorp	28,899	540,122
M&T Bank Corp.	4,969	981,974
Pinnacle Financial Partners, Inc.	2,172	203,712
PNC Financial Services Group, Inc. (The)	12,076	2,426,431
Popular, Inc.	1,882	239,033
Prosperity Bancshares, Inc.	2,795	185,448
Regions Financial Corp.	27,455	723,988
SouthState Bank Corp.	3,065	303,037
Synovus Financial Corp.	4,238	208,001
TFS Financial Corp.(x)	1,601	21,093
Truist Financial Corp.	40,040	1,830,629
US Bancorp	47,733	2,306,936
Webster Financial Corp.	5,113	303,917
Wells Fargo & Co.	99,596	8,348,137
Western Alliance Bancorp	2,607	226,079
Wintrust Financial Corp.	2,017	267,131
Zions Bancorp NA	4,432	250,763

		65,927,437

Capital Markets (6.0%)
Affiliated Managers Group, Inc.	854	203,619
Ameriprise Financial, Inc.	269	132,146
Bank of New York Mellon Corp. (The)	20,288	2,210,581
BlackRock, Inc.	4,663	5,436,452
Brookfield Asset Management Ltd., Class A(x)	7,654	435,819
Carlyle Group, Inc. (The)	7,992	501,098
Cboe Global Markets, Inc.	3,202	785,291
Charles Schwab Corp. (The)	47,601	4,544,468
CME Group, Inc.	10,991	2,969,658
Coinbase Global, Inc., Class A*	5,689	1,919,981
Evercore, Inc., Class A	1,126	379,822
FactSet Research Systems, Inc.	1,085	310,842
Franklin Resources, Inc.	9,393	217,260
Freedom Holding Corp.(x)*	80	13,770
Goldman Sachs Group, Inc. (The)	8,805	7,011,862
Hamilton Lane, Inc., Class A	425	57,286
Houlihan Lokey, Inc., Class A	1,023	210,042
Interactive Brokers Group, Inc., Class A	12,253	843,129
Intercontinental Exchange, Inc.	17,435	2,937,449
Invesco Ltd.	11,122	255,139
Janus Henderson Group plc	3,836	170,740
Jefferies Financial Group, Inc.	3,536	231,325
KKR & Co., Inc.	15,559	2,021,892
Lazard, Inc.	2,709	142,981
MarketAxess Holdings, Inc.	1,114	194,115
Morgan Stanley	35,199	5,595,233
Morningstar, Inc.	231	53,594
MSCI, Inc.	1,168	662,735
Nasdaq, Inc.	12,603	1,114,735
Northern Trust Corp.	5,909	795,351
Raymond James Financial, Inc.	5,587	964,316
Robinhood Markets, Inc., Class A*	19,591	2,805,039
S&P Global, Inc.	9,384	4,567,287
SEI Investments Co.	3,179	269,738
State Street Corp.	8,802	1,021,120
Stifel Financial Corp.	3,053	346,424
T. Rowe Price Group, Inc.	6,685	686,148
TPG, Inc., Class A	243	13,960
Tradeweb Markets, Inc., Class A	3,264	362,239
Virtu Financial, Inc., Class A	2,465	87,508
XP, Inc., Class A	11,291	212,158

		53,694,352

Consumer Finance (1.1%)
Ally Financial, Inc.	7,439	291,609
American Express Co.	11,282	3,747,429
Capital One Financial Corp.	19,211	4,083,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Acceptance Corp.*	188	$87,783
OneMain Holdings, Inc.	3,640	205,514
SLM Corp.	5,511	152,545
SoFi Technologies, Inc.*	29,868	789,113
Synchrony Financial	11,626	826,027

		10,183,894

Financial Services (4.1%)
Affirm Holdings, Inc., Class A*	3,323	242,845
Apollo Global Management, Inc.	3,825	509,758
Berkshire Hathaway, Inc., Class B*	56,370	28,339,454
Block, Inc., Class A*	10,483	757,606
Corebridge Financial, Inc.	8,258	264,669
Euronet Worldwide, Inc.(x)*	1,239	108,796
Fidelity National Information Services, Inc.	16,093	1,061,172
Fiserv, Inc.*	12,204	1,573,462
Global Payments, Inc.	7,462	619,943
Jack Henry & Associates, Inc.	2,219	330,476
MGIC Investment Corp.	7,129	202,250
Mr Cooper Group, Inc.	1,918	404,295
PayPal Holdings, Inc.*	29,761	1,995,773
Rocket Cos., Inc., Class A(x)	7,065	136,920
UWM Holdings Corp., Class A	4,261	25,949
Voya Financial, Inc.	2,938	219,762
Western Union Co. (The)	10,089	80,611
WEX, Inc.*	953	150,126

		37,023,867

Insurance (3.8%)
Aflac, Inc.	14,887	1,662,878
Allstate Corp. (The)	8,065	1,731,152
American Financial Group, Inc.	2,021	294,500
American International Group, Inc.	17,836	1,400,839
Aon plc, Class A	489	174,368
Arch Capital Group Ltd.	11,151	1,011,730
Arthur J Gallagher & Co.	7,278	2,254,288
Assurant, Inc.	1,549	335,513
Assured Guaranty Ltd.	1,423	120,457
Axis Capital Holdings Ltd.	2,318	222,064
Brighthouse Financial, Inc.*	1,746	92,678
Brown & Brown, Inc.	7,531	706,333
Chubb Ltd.	11,374	3,210,312
Cincinnati Financial Corp.	4,708	744,335
CNA Financial Corp.	639	29,688
Everest Group Ltd.	1,103	386,304
Fidelity National Financial, Inc.	7,945	480,593
First American Financial Corp.	3,005	193,041
Globe Life, Inc.	2,534	362,286
Hanover Insurance Group, Inc. (The)	1,095	198,885
Hartford Insurance Group, Inc. (The)	8,674	1,157,025
Kemper Corp.	1,868	96,295
Lincoln National Corp.	5,204	209,877
Loews Corp.	5,222	524,237
Markel Group, Inc.*	303	579,142
Marsh & McLennan Cos., Inc.	13,295	2,679,341
MetLife, Inc.	17,194	1,416,270
Old Republic International Corp.	6,984	296,610
Primerica, Inc.	1,008	279,811
Principal Financial Group, Inc.	6,787	562,710
Progressive Corp. (The)	17,011	4,200,866
Prudential Financial, Inc.	10,838	1,124,334
Reinsurance Group of America, Inc.	2,016	387,334
RenaissanceRe Holdings Ltd.	1,460	370,738
RLI Corp.	2,367	154,376
Travelers Cos., Inc. (The)	6,909	1,929,131
Unum Group	5,289	411,378
W.R. Berkley Corp.	9,280	711,034
White Mountains Insurance Group Ltd.	76	127,036
Willis Towers Watson plc	3,029	1,046,368

		33,876,157

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	28,956	283,479
Annaly Capital Management, Inc. (REIT)	18,273	369,297
Rithm Capital Corp. (REIT)	16,168	184,154
Starwood Property Trust, Inc. (REIT)	10,454	202,494

		1,039,424

Total Financials		201,745,131

Health Care (11.6%)
Biotechnology (1.0%)
Amgen, Inc.	4,313	1,217,129
Biogen, Inc.*	4,464	625,317
BioMarin Pharmaceutical, Inc.*	5,810	314,670
Caris Life Sciences, Inc.*	344	10,406
Exact Sciences Corp.*	5,379	294,285
Exelixis, Inc.*	1,575	65,048
Gilead Sciences, Inc.	27,815	3,087,465
Incyte Corp.*	3,585	304,044
Insmed, Inc.*	342	49,251
Ionis Pharmaceuticals, Inc.*	336	21,981
Moderna, Inc.*	10,840	279,997
Neurocrine Biosciences, Inc.*	427	59,942
Regeneron Pharmaceuticals, Inc.	3,187	1,791,954
Revolution Medicines, Inc.*	5,296	247,323
Roivant Sciences Ltd.*	11,578	175,175
Sarepta Therapeutics, Inc.*	476	9,173
United Therapeutics Corp.*	1,358	569,287
Viking Therapeutics, Inc.(x)*	3,067	80,601

		9,203,048

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	52,921	7,088,239
Align Technology, Inc.*	2,095	262,336
Baxter International, Inc.	15,655	356,464
Becton Dickinson & Co.	8,742	1,636,240
Boston Scientific Corp.*	37,336	3,645,114
Cooper Cos., Inc. (The)*	6,087	417,325
Dentsply Sirona, Inc.	6,085	77,219
Edwards Lifesciences Corp.*	17,590	1,367,974
Envista Holdings Corp.*	5,131	104,519
GE HealthCare Technologies, Inc.	13,988	1,050,499
Globus Medical, Inc., Class A*	3,427	196,264
Hologic, Inc.*	6,817	460,079
Medtronic plc	39,193	3,732,741
ResMed, Inc.	3,407	932,598
Solventum Corp.*	4,242	309,666
STERIS plc	3,001	742,568
Stryker Corp.	7,814	2,888,601
Teleflex, Inc.	1,365	167,021
Zimmer Biomet Holdings, Inc.	6,052	596,122

		26,031,589

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	2,781	68,858
Cardinal Health, Inc.	3,672	576,357
Centene Corp.*	15,174	541,408
Chemed Corp.	400	179,096
Cigna Group (The)	7,528	2,169,946
CVS Health Corp.	38,278	2,885,779
Elevance Health, Inc.	6,911	2,233,082
Encompass Health Corp.	3,044	386,649
HCA Healthcare, Inc.	4,214	1,796,007
Henry Schein, Inc.*	3,348	222,207
Humana, Inc.	3,689	959,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Labcorp Holdings, Inc.	2,554	$733,151
McKesson Corp.	295	227,899
Molina Healthcare, Inc.*	740	141,606
Quest Diagnostics, Inc.	3,407	649,306
Tenet Healthcare Corp.*	2,799	568,309
UnitedHealth Group, Inc.	27,811	9,603,138
Universal Health Services, Inc., Class B	1,683	344,073

		24,286,638

Health Care Technology (0.0%)†
Certara, Inc.*	3,705	45,275
Veeva Systems, Inc., Class A*	920	274,077

		319,352

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	8,708	1,117,672
Avantor, Inc.*	20,189	251,959
Bio-Rad Laboratories, Inc., Class A*	592	165,991
Bio-Techne Corp.	4,793	266,634
Bruker Corp.	3,157	102,571
Charles River Laboratories International, Inc.*	1,491	233,282
Danaher Corp.	19,498	3,865,673
Illumina, Inc.*	4,834	459,085
IQVIA Holdings, Inc.*	5,354	1,016,939
Mettler-Toledo International, Inc.*	636	780,760
QIAGEN NV(x)	6,513	291,001
Repligen Corp.*	1,410	188,475
Revvity, Inc.	3,672	321,851
Sotera Health Co.*	4,257	66,962
Thermo Fisher Scientific, Inc.	11,541	5,597,616
Waters Corp.*	868	260,235
West Pharmaceutical Services, Inc.	2,188	573,978

		15,560,684

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	50,301	2,268,575
Elanco Animal Health, Inc.(x)*	15,039	302,885
Jazz Pharmaceuticals plc*	1,813	238,953
Johnson & Johnson	73,547	13,637,085
Merck & Co., Inc.	77,006	6,463,114
Organon & Co.	7,936	84,757
Perrigo Co. plc	4,163	92,710
Pfizer, Inc.	173,625	4,423,965
Royalty Pharma plc, Class A	11,919	420,502
Viatris, Inc.	36,245	358,826
Zoetis, Inc.	2,759	403,697

		28,695,069

Total Health Care		104,096,380

Industrials (13.0%)
Aerospace & Defense (2.8%)
ATI, Inc.*	4,274	347,647
Boeing Co. (The)*	19,014	4,103,792
BWX Technologies, Inc.	2,298	423,682
Curtiss-Wright Corp.	1,149	623,838
General Dynamics Corp.	7,723	2,633,543
Hexcel Corp.	2,444	153,239
Huntington Ingalls Industries, Inc.	1,192	343,189
L3Harris Technologies, Inc.	5,708	1,743,280
Leonardo DRS, Inc.	1,402	63,651
Loar Holdings, Inc.*	125	10,000
Lockheed Martin Corp.	4,606	2,299,361
Northrop Grumman Corp.	4,144	2,525,022
RTX Corp.	40,889	6,841,956
Spirit AeroSystems Holdings, Inc., Class A*	3,182	122,825
StandardAero, Inc.*	3,947	107,714
Textron, Inc.	5,499	464,610
TransDigm Group, Inc.	1,394	1,837,320
Woodward, Inc.	1,812	457,911

		25,102,580

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	3,590	475,316
Expeditors International of Washington, Inc.	4,189	513,529
FedEx Corp.	6,653	1,568,844
GXO Logistics, Inc.*	3,509	185,591
United Parcel Service, Inc., Class B	22,432	1,873,745

		4,617,025

Building Products (0.8%)
A.O. Smith Corp.	3,532	259,284
Advanced Drainage Systems, Inc.	2,159	299,453
Allegion plc	2,630	466,431
Armstrong World Industries, Inc.	928	181,897
Builders FirstSource, Inc.*	3,411	413,584
Carlisle Cos., Inc.	1,156	380,278
Carrier Global Corp.	24,615	1,469,515
Fortune Brands Innovations, Inc.	3,696	197,329
Hayward Holdings, Inc.*	6,064	91,688
Johnson Controls International plc	20,176	2,218,351
Masco Corp.	6,448	453,875
Owens Corning	2,594	366,947
Simpson Manufacturing Co., Inc.	1,175	196,766
Trex Co., Inc.*	3,261	168,496

		7,163,894

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	1,548	359,477
Copart, Inc.*	1,853	83,329
MSA Safety, Inc.	1,130	194,439
RB Global, Inc.	5,320	576,475
Republic Services, Inc.	6,191	1,420,711
Tetra Tech, Inc.	6,645	221,810
Veralto Corp.	4,395	468,551

		3,324,792

Construction & Engineering (0.3%)
AECOM	4,044	527,621
API Group Corp.*	11,259	386,972
EMCOR Group, Inc.	885	574,843
Everus Construction Group, Inc.*	1,554	133,255
MasTec, Inc.*	1,501	319,428
Quanta Services, Inc.	1,014	420,222
Valmont Industries, Inc.	606	234,964
WillScot Holdings Corp.	4,053	85,559

		2,682,864

Electrical Equipment (1.3%)
Acuity, Inc.	943	324,760
AMETEK, Inc.	7,041	1,323,708
Eaton Corp. plc	11,977	4,482,392
Emerson Electric Co.	17,225	2,259,575
Generac Holdings, Inc.*	1,784	298,642
Hubbell, Inc., Class B	1,635	703,557
nVent Electric plc	4,978	491,030
Regal Rexnord Corp.	2,018	289,462
Rockwell Automation, Inc.	3,180	1,111,505
Sensata Technologies Holding plc	4,433	135,428

		11,420,059

Ground Transportation (1.2%)
Avis Budget Group, Inc.(x)*	339	54,435
CSX Corp.	57,369	2,037,173
JB Hunt Transport Services, Inc.	2,439	327,241
Knight-Swift Transportation Holdings, Inc., Class A	4,811	190,083
Landstar System, Inc.	1,059	129,791
Lyft, Inc., Class A*	10,214	224,810
Norfolk Southern Corp.	6,902	2,073,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Old Dominion Freight Line, Inc.	5,375	$756,692
Ryder System, Inc.	1,229	231,838
Saia, Inc.*	814	243,679
Schneider National, Inc., Class B	1,579	33,412
U-Haul Holding Co. (Nasdaq Stock Exchange)*	145	8,275
U-Haul Holding Co. (New York Stock Exchange)	1,913	97,372
Union Pacific Corp.	16,835	3,979,289
XPO, Inc.*	2,782	359,629

		10,747,149

Industrial Conglomerates (0.7%)
3M Co.	13,818	2,144,277
Honeywell International, Inc.	19,674	4,141,377

		6,285,654

Machinery (3.3%)
AGCO Corp.	1,896	203,005
Allison Transmission Holdings, Inc.	2,159	183,256
Caterpillar, Inc.	12,409	5,920,954
CNH Industrial NV	26,824	291,040
Crane Co.	1,504	276,947
Cummins, Inc.	4,206	1,776,488
Deere & Co.	7,467	3,414,360
Donaldson Co., Inc.	3,640	297,934
Dover Corp.	4,144	691,344
Esab Corp.	1,739	194,316
Flowserve Corp.	3,981	211,550
Fortive Corp.	10,375	508,271
Gates Industrial Corp. plc*	7,749	192,330
Graco, Inc.	5,074	431,087
IDEX Corp.	2,310	375,976
Illinois Tool Works, Inc.	6,024	1,570,818
Ingersoll Rand, Inc.	12,334	1,019,035
ITT, Inc.	2,463	440,286
Lincoln Electric Holdings, Inc.	1,657	390,770
Middleby Corp. (The)*	1,541	204,845
Mueller Industries, Inc.	3,314	335,079
Nordson Corp.	1,647	373,787
Oshkosh Corp.	1,954	253,434
Otis Worldwide Corp.	12,077	1,104,200
PACCAR, Inc.	15,751	1,548,638
Parker-Hannifin Corp.	3,934	2,982,562
Pentair plc	4,999	553,689
RBC Bearings, Inc.*	755	294,669
Snap-on, Inc.	1,566	542,666
Stanley Black & Decker, Inc.	4,723	351,061
Timken Co. (The)	1,911	143,669
Toro Co. (The)	3,047	232,181
Westinghouse Air Brake Technologies Corp.	5,182	1,038,836
Xylem, Inc.	7,437	1,096,958

		29,446,041

Marine Transportation (0.0%)†
Kirby Corp.*	1,730	144,369

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	3,095	154,069
American Airlines Group, Inc.*	18,674	209,896
Delta Air Lines, Inc.	19,931	1,131,084
Southwest Airlines Co.	13,979	446,070
United Airlines Holdings, Inc.*	9,947	959,885

		2,901,004

Professional Services (0.8%)
Amentum Holdings, Inc.*	4,866	116,541
Automatic Data Processing, Inc.	908	266,498
Broadridge Financial Solutions, Inc.	326	77,643
CACI International, Inc., Class A*	664	331,190
Clarivate plc*	10,819	41,437
Concentrix Corp.(x)	1,386	63,964
Dayforce, Inc.*	4,236	291,818
Equifax, Inc.	3,127	802,169
FTI Consulting, Inc.*	1,022	165,206
Genpact Ltd.	4,919	206,057
Jacobs Solutions, Inc.	3,710	555,981
KBR, Inc.	3,630	171,663
Leidos Holdings, Inc.	3,897	736,377
ManpowerGroup, Inc.	1,407	53,325
Parsons Corp.*	1,612	133,667
Paychex, Inc.	6,775	858,799
Paycom Software, Inc.	711	147,988
Paylocity Holding Corp.*	114	18,157
Robert Half, Inc.	3,022	102,688
Science Applications International Corp.	1,436	142,695
SS&C Technologies Holdings, Inc.	6,463	573,656
TransUnion	5,957	499,077
Verisk Analytics, Inc.	1,710	430,082

		6,786,678

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	3,183	202,598
Applied Industrial Technologies, Inc.	1,164	303,862
Core & Main, Inc., Class A*	2,434	131,022
Fastenal Co.	6,269	307,432
Ferguson Enterprises, Inc.	5,571	1,251,135
MSC Industrial Direct Co., Inc., Class A	1,343	123,744
QXO, Inc.*	18,188	346,664
SiteOne Landscape Supply, Inc.*	916	117,981
United Rentals, Inc.	1,982	1,892,136
W.W. Grainger, Inc.	198	188,686
Watsco, Inc.	1,064	430,175
WESCO International, Inc.	1,464	309,636

		5,605,071

Total Industrials		116,227,180

Information Technology (10.4%)
Communications Equipment (1.3%)
Ciena Corp.*	4,311	627,983
Cisco Systems, Inc.	121,644	8,322,883
F5, Inc.*	1,760	568,814
Lumentum Holdings, Inc.*	1,942	315,983
Motorola Solutions, Inc.	2,947	1,347,634

		11,183,297

Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.*	1,577	190,817
Avnet, Inc.	2,626	137,287
CDW Corp.	3,730	594,114
Cognex Corp.	5,128	232,298
Coherent Corp.*	4,688	504,991
Corning, Inc.	23,861	1,957,318
Crane NXT Co.(x)	1,496	100,337
Flex Ltd.*	11,649	675,293
Ingram Micro Holding Corp.(x)	627	13,474
IPG Photonics Corp.*	764	60,501
Jabil, Inc.	1,120	243,230
Keysight Technologies, Inc.*	5,258	919,729
Littelfuse, Inc.	750	194,258
Ralliant Corp.	3,458	151,218
TD SYNNEX Corp.	2,404	393,655
Teledyne Technologies, Inc.*	1,421	832,763
Trimble, Inc.*	7,281	594,494
Vontier Corp.	4,519	189,663
Zebra Technologies Corp., Class A*	1,553	461,490

		8,446,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.9%)
Accenture plc, Class A	19,132	$4,717,951
Akamai Technologies, Inc.*	4,385	332,208
Amdocs Ltd.	3,374	276,837
Cognizant Technology Solutions Corp., Class A	15,089	1,012,019
DXC Technology Co.*	5,483	74,733
EPAM Systems, Inc.*	1,673	252,272
Globant SA*	1,191	68,340
International Business Machines Corp.	28,436	8,023,502
Kyndryl Holdings, Inc.*	6,610	198,498
MongoDB, Inc.*	2,180	676,628
Okta, Inc.*	3,051	279,777
Twilio, Inc., Class A*	3,583	358,622
VeriSign, Inc.	2,576	720,172

		16,991,559

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	20,428	3,305,046
Allegro MicroSystems, Inc.*	3,788	110,610
Amkor Technology, Inc.	3,490	99,116
Analog Devices, Inc.	15,163	3,725,549
Applied Materials, Inc.	17,778	3,639,868
Cirrus Logic, Inc.*	1,618	202,719
Entegris, Inc.	3,834	354,492
First Solar, Inc.*	3,102	684,084
GLOBALFOUNDRIES, Inc.*	3,140	112,538
Intel Corp.*	133,559	4,480,904
Lattice Semiconductor Corp.*	620	45,458
MACOM Technology Solutions Holdings, Inc.*	1,454	181,009
Marvell Technology, Inc.	24,576	2,066,104
Microchip Technology, Inc.	16,129	1,035,804
Micron Technology, Inc.	34,148	5,713,643
MKS, Inc.	2,053	254,100
ON Semiconductor Corp.*	12,884	635,310
Onto Innovation, Inc.*	1,156	149,378
Qorvo, Inc.*	2,847	259,305
QUALCOMM, Inc.	25,918	4,311,719
Skyworks Solutions, Inc.	4,684	360,574
Teradyne, Inc.	4,915	676,501
Texas Instruments, Inc.	16,412	3,015,377
Universal Display Corp.	1,342	192,751

		35,611,959

Software (1.7%)
Aurora Innovation, Inc., Class A*	30,103	162,255
BILL Holdings, Inc.*	2,817	149,216
CCC Intelligent Solutions Holdings, Inc.(x)*	16,741	152,510
Circle Internet Group, Inc., Class A*	1,217	161,350
Docusign, Inc.*	1,500	108,135
Dolby Laboratories, Inc., Class A	1,848	133,740
Dropbox, Inc., Class A*	4,547	137,365
Fair Isaac Corp.*	128	191,556
Gen Digital, Inc.	14,966	424,885
Informatica, Inc., Class A*	3,203	79,563
nCino, Inc.*	2,801	75,935
Nutanix, Inc., Class A*	5,878	437,264
Pegasystems, Inc.	1,776	102,120
PTC, Inc.*	3,223	654,333
Roper Technologies, Inc.	3,281	1,636,202
Rubrik, Inc., Class A*	1,196	98,371
SailPoint, Inc.*	1,837	40,561
Salesforce, Inc.	25,338	6,005,106
SentinelOne, Inc., Class A*	2,478	43,638
Strategy, Inc.*	7,211	2,323,456
Synopsys, Inc.*	1,500	740,085
Teradata Corp.*	2,247	48,333
Tyler Technologies, Inc.*	224	117,188
UiPath, Inc., Class A*	13,311	178,101
Unity Software, Inc.*	9,115	364,965
Zoom Communications, Inc., Class A*	8,030	662,475

		15,228,708

Technology Hardware, Storage & Peripherals (0.6%)
Dell Technologies, Inc., Class C	8,387	1,189,025
Hewlett Packard Enterprise Co.	40,074	984,217
HP, Inc.	28,825	784,905
NetApp, Inc.	3,756	444,936
Pure Storage, Inc., Class A*	1,355	113,562
Sandisk Corp.*	4,121	462,376
Super Micro Computer, Inc.(x)*	8,498	407,394
Western Digital Corp.	10,578	1,269,995

		5,656,410

Total Information Technology		93,118,863

Materials (4.1%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	6,789	1,851,496
Albemarle Corp.	3,591	291,158
Ashland, Inc.	1,430	68,511
Axalta Coating Systems Ltd.*	6,668	190,838
Celanese Corp.	3,410	143,493
CF Industries Holdings, Inc.	5,062	454,062
Corteva, Inc.	20,908	1,414,008
Dow, Inc.	21,625	495,861
DuPont de Nemours, Inc.	12,792	996,497
Eastman Chemical Co.	3,507	221,116
Ecolab, Inc.	5,757	1,576,612
Element Solutions, Inc.	6,881	173,195
FMC Corp.	3,792	127,525
Huntsman Corp.	5,022	45,098
International Flavors & Fragrances, Inc.	7,829	481,797
Linde plc	14,352	6,817,200
LyondellBasell Industries NV, Class A	7,829	383,934
Mosaic Co. (The)	9,643	334,419
NewMarket Corp.	181	149,906
Olin Corp.	3,509	87,690
PPG Industries, Inc.	6,946	730,094
RPM International, Inc.	3,885	457,964
Scotts Miracle-Gro Co. (The)	1,334	75,971
Sherwin-Williams Co. (The)	667	230,956
Westlake Corp.	1,021	78,678

		17,878,079

Construction Materials (0.6%)
CRH plc	20,727	2,485,167
Eagle Materials, Inc.	946	220,456
James Hardie Industries plc (ADR)(x)*	1,450	27,855
Martin Marietta Materials, Inc.	1,833	1,155,303
Vulcan Materials Co.	4,040	1,242,785

		5,131,566

Containers & Packaging (0.5%)
Amcor plc	69,546	568,886
AptarGroup, Inc.	1,999	267,186
Avery Dennison Corp.	2,377	385,478
Ball Corp.	8,631	435,175
Crown Holdings, Inc.	3,537	341,639
Graphic Packaging Holding Co.	9,101	178,107
International Paper Co.	16,018	743,235
Packaging Corp. of America	2,699	588,193
Sealed Air Corp.	4,456	157,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Silgan Holdings, Inc.	2,700	$116,127
Smurfit WestRock plc	15,922	677,799
Sonoco Products Co.	3,009	129,658

		4,589,003

Metals & Mining (1.0%)
Alcoa Corp.	7,897	259,732
Anglogold Ashanti plc	13,527	951,354
Carpenter Technology Corp.	1,211	297,349
Cleveland-Cliffs, Inc.*	14,870	181,414
Freeport-McMoRan, Inc.	43,712	1,714,385
MP Materials Corp.*	3,951	264,993
Newmont Corp.	34,022	2,868,395
Nucor Corp.	7,019	950,583
Reliance, Inc.	1,613	452,979
Royal Gold, Inc.	2,008	402,765
Southern Copper Corp.	2,540	308,254
Steel Dynamics, Inc.	3,881	541,128

		9,193,331

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,925	171,017

Total Materials		36,962,996

Real Estate (4.1%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	6,624	447,584

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,242	436,868
Healthcare Realty Trust, Inc. (REIT), Class A(x)	10,028	180,805
Healthpeak Properties, Inc. (REIT)	21,184	405,674
Medical Properties Trust, Inc. (REIT)(x)	15,245	77,292
Omega Healthcare Investors, Inc. (REIT)	8,776	370,523
Ventas, Inc. (REIT)	13,334	933,247
Welltower, Inc. (REIT)	20,024	3,567,075

		5,971,484

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	20,957	356,688
Park Hotels & Resorts, Inc. (REIT)(x)	6,001	66,491

		423,179

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	8,712	106,635
EastGroup Properties, Inc. (REIT)	1,593	269,631
First Industrial Realty Trust, Inc. (REIT)	3,911	201,299
Lineage, Inc. (REIT)	2,158	83,385
Prologis, Inc. (REIT)	28,349	3,246,528
Rexford Industrial Realty, Inc. (REIT)	7,243	297,760
STAG Industrial, Inc. (REIT)	5,705	201,329

		4,406,567

Office REITs (0.1%)
BXP, Inc. (REIT)(x)	4,840	359,805
Cousins Properties, Inc. (REIT)	5,099	147,565
Highwoods Properties, Inc. (REIT)	3,240	103,097
Kilroy Realty Corp. (REIT)(x)	3,584	151,424
Vornado Realty Trust (REIT)	5,390	218,457

		980,348

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	8,089	1,274,503
CoStar Group, Inc.*	11,181	943,341
Howard Hughes Holdings, Inc.*	945	77,651
Jones Lang LaSalle, Inc.*	1,053	314,089
Zillow Group, Inc., Class A*	1,525	113,521
Zillow Group, Inc., Class C*	4,969	382,861

		3,105,966

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	10,441	347,163
AvalonBay Communities, Inc. (REIT)	4,346	839,517
Camden Property Trust (REIT)	3,285	350,772
Equity LifeStyle Properties, Inc. (REIT)	5,793	351,635
Equity Residential (REIT)	11,575	749,250
Essex Property Trust, Inc. (REIT)	1,948	521,402
Invitation Homes, Inc. (REIT)	18,699	548,442
Mid-America Apartment Communities, Inc. (REIT)	3,556	496,880
Sun Communities, Inc. (REIT)	3,122	402,738
UDR, Inc. (REIT)	9,544	355,609

		4,963,408

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,308	235,000
Brixmor Property Group, Inc. (REIT)	9,304	257,535
Federal Realty Investment Trust (REIT)	2,600	263,406
Kimco Realty Corp. (REIT)	20,421	446,199
NNN REIT, Inc. (REIT)	5,714	243,245
Realty Income Corp. (REIT)	27,295	1,659,263
Regency Centers Corp. (REIT)	5,520	402,408
Simon Property Group, Inc. (REIT)	7,704	1,445,809

		4,952,865

Specialized REITs (1.3%)
Crown Castle, Inc. (REIT)	13,260	1,279,457
CubeSmart (REIT)	6,917	281,245
Digital Realty Trust, Inc. (REIT)	10,308	1,782,047
EPR Properties (REIT)	2,280	132,263
Equinix, Inc. (REIT)	2,987	2,339,538
Extra Space Storage, Inc. (REIT)	6,438	907,372
Gaming and Leisure Properties, Inc. (REIT)	8,065	375,910
Iron Mountain, Inc. (REIT)	8,966	913,994
Millrose Properties, Inc. (REIT)	3,661	123,046
National Storage Affiliates Trust (REIT)	2,152	65,033
Public Storage (REIT)	4,192	1,210,859
Rayonier, Inc. (REIT)	4,731	125,561
SBA Communications Corp. (REIT)	3,282	634,575
VICI Properties, Inc. (REIT), Class A	32,276	1,052,520
Weyerhaeuser Co. (REIT)	22,150	549,099

		11,772,519

Total Real Estate		37,023,920

Utilities (4.5%)
Electric Utilities (2.9%)
Alliant Energy Corp.	7,850	529,169
American Electric Power Co., Inc.	16,351	1,839,488
Constellation Energy Corp.	9,572	3,149,858
Duke Energy Corp.	23,776	2,942,280
Edison International	11,648	643,901
Entergy Corp.	13,170	1,227,312
Evergy, Inc.	7,034	534,725
Eversource Energy	11,228	798,760
Exelon Corp.	30,892	1,390,449
FirstEnergy Corp.	16,770	768,401
IDACORP, Inc.	1,648	217,783
NextEra Energy, Inc.	63,025	4,757,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
OGE Energy Corp.	6,139	$284,052
PG&E Corp.	67,003	1,010,405
Pinnacle West Capital Corp.	3,641	326,452
PPL Corp.	22,619	840,522
Southern Co. (The)	33,676	3,191,475
Xcel Energy, Inc.	17,639	1,422,585

		25,875,374

Gas Utilities (0.2%)
Atmos Energy Corp.	4,836	825,747
MDU Resources Group, Inc.	6,197	110,369
National Fuel Gas Co.	2,741	253,186
UGI Corp.	6,571	218,551

		1,407,853

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	21,696	285,519
Brookfield Renewable Corp.	4,127	142,051
Clearway Energy, Inc., Class A	1,058	28,492
Clearway Energy, Inc., Class C	2,486	70,230
Talen Energy Corp.*	1,386	589,577

		1,115,869

Multi-Utilities (1.2%)
Ameren Corp.	8,247	860,822
CenterPoint Energy, Inc.	19,913	772,624
CMS Energy Corp.	9,091	666,007
Consolidated Edison, Inc.	11,016	1,107,328
Dominion Energy, Inc.	26,083	1,595,497
DTE Energy Co.	6,332	895,535
NiSource, Inc.	14,380	622,654
Public Service Enterprise Group, Inc.	15,261	1,273,683
Sempra	19,950	1,795,101
WEC Energy Group, Inc.	9,761	1,118,513

		10,707,764

Water Utilities (0.1%)
American Water Works Co., Inc.	5,952	828,459
Essential Utilities, Inc.	8,423	336,078

		1,164,537

Total Utilities		40,271,397

Total Common Stocks (99.2%) (Cost $556,018,502)		889,322,064

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $1,126)	2,145	804

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,508,442	1,508,442

Total Investment Companies		1,708,442

Total Short-Term Investments (0.2%) (Cost $1,708,442)		1,708,442

Total Investments in Securities (99.4%) (Cost $557,728,070)		891,031,310
Other Assets Less Liabilities (0.6%)		5,239,515

Net Assets (100%)		$896,270,825

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $4,082,424. This was collateralized by $2,475,209 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 9/30/25 – 5/15/55 and by cash of $1,708,442 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	12/2025	USD	2,695,500	36,048
S&P Midcap 400 E-Mini Index	10	12/2025	USD	3,286,200	(60,741)

					(24,693)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$71,645,016	$—	$—	$71,645,016
Consumer Discretionary	68,445,745	—	—	68,445,745
Consumer Staples	67,122,130	—	—	67,122,130
Energy	52,663,306	—	—	52,663,306
Financials	201,745,131	—	—	201,745,131
Health Care	104,096,380	—	—	104,096,380
Industrials	116,227,180	—	—	116,227,180
Information Technology	93,118,863	—	—	93,118,863
Materials	36,962,996	—	—	36,962,996
Real Estate	37,023,920	—	—	37,023,920
Utilities	40,271,397	—	—	40,271,397
Futures	36,048	—	—	36,048
Rights
Health Care	—	—	804	804
Short-Term Investments
Investment Companies	1,708,442	—	—	1,708,442

Total Assets	$891,066,554	$—	$804	$891,067,358

Liabilities:
Futures	$(60,741)	$—	$—	$(60,741)

Total Liabilities	$(60,741)	$—	$—	$(60,741)

Total	$891,005,813	$—	$804	$891,006,617

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380,125,348
Aggregate gross unrealized depreciation	(47,848,137)

Net unrealized appreciation	$332,277,211

Federal income tax cost of investments in securities and derivative instruments, if applicable	$558,729,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.9%)
Diversified Telecommunication Services (1.0%)
AST SpaceMobile, Inc., Class A*	841	$41,276
AT&T, Inc.	485,272	13,704,081
Frontier Communications Parent, Inc.*	15,048	562,043
GCI Liberty, Inc., Class A*	167	6,272
GCI Liberty, Inc., Class C*	1,133	42,227
Iridium Communications, Inc.	5,607	97,898
Liberty Global Ltd., Class A*	10,738	123,057
Liberty Global Ltd., Class C*	8,993	105,668
Verizon Communications, Inc.	492,013	21,623,972

		36,306,494

Entertainment (0.9%)
Electronic Arts, Inc.	16,739	3,376,256
Liberty Media Corp.-Liberty Formula One, Class A*	1,004	95,601
Liberty Media Corp.-Liberty Formula One, Class C*	9,285	969,818
Liberty Media Corp.-Liberty Live, Class A*	1,264	119,195
Liberty Media Corp.-Liberty Live, Class C*	2,936	284,704
Madison Square Garden Sports Corp.*	1,033	234,491
Netflix, Inc.*	1,645	1,972,223
Roku, Inc.*	7,197	720,636
Take-Two Interactive Software, Inc.*	7,592	1,961,469
TKO Group Holdings, Inc., Class A	2,532	511,363
Walt Disney Co. (The)	157,310	18,011,995
Warner Bros Discovery, Inc.*	143,155	2,795,817

		31,053,568

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A	132,416	32,190,330
Alphabet, Inc., Class C	232,619	56,654,357
IAC, Inc.*	4,311	146,876
Match Group, Inc.	15,687	554,065
Meta Platforms, Inc., Class A	39,975	29,356,841
Pinterest, Inc., Class A*	19,082	613,868
Trump Media & Technology Group Corp.(x)*	3,044	49,982
ZoomInfo Technologies, Inc., Class A*	18,967	206,930

		119,773,249

Media (0.4%)
Charter Communications, Inc., Class A*	5,820	1,601,111
Comcast Corp., Class A	270,015	8,483,871
DoubleVerify Holdings, Inc.*	4,493	53,826
Fox Corp., Class A	13,848	873,255
Fox Corp., Class B	8,489	486,335
Interpublic Group of Cos., Inc. (The)	23,670	660,630
Liberty Broadband Corp., Class A*	837	53,007
Liberty Broadband Corp., Class C*	5,664	359,891
New York Times Co. (The), Class A	10,298	591,105
News Corp., Class A	24,296	746,130
News Corp., Class B	7,181	248,104
Nexstar Media Group, Inc., Class A(x)	1,701	336,356
NIQ Global Intelligence plc*	1,530	24,021
Omnicom Group, Inc.	12,405	1,011,379
Sirius XM Holdings, Inc.	12,181	283,513

		15,812,534

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	6,593	320,024
T-Mobile US, Inc.	42,863	10,260,545

		10,580,569

Total Communication Services		213,526,414

Consumer Discretionary (6.0%)
Automobile Components (0.1%)
Aptiv plc*	14,688	1,266,399
BorgWarner, Inc.	13,984	614,737
Gentex Corp.	14,516	410,803
Lear Corp.	3,424	344,488
QuantumScape Corp., Class A(x)*	26,450	325,864

		2,962,291

Automobiles (0.4%)
Ford Motor Co.	250,538	2,996,434
General Motors Co.	81,799	4,987,285
Harley-Davidson, Inc.	7,155	199,625
Lucid Group, Inc., Class A(x)*	7,972	189,654
Rivian Automotive, Inc., Class A(x)*	49,739	730,169
Tesla, Inc.*	8,054	3,581,775
Thor Industries, Inc.	3,267	338,755

		13,023,697

Broadline Retail (1.4%)
Amazon.com, Inc.*	209,346	45,966,101
Dillard’s, Inc., Class A(x)	189	116,137
eBay, Inc.	29,559	2,688,391
Etsy, Inc.*	2,823	187,419
Macy’s, Inc.	17,782	318,831
Ollie’s Bargain Outlet Holdings, Inc.*	3,928	504,355

		49,781,234

Distributors (0.1%)
Genuine Parts Co.	8,901	1,233,679
LKQ Corp.	16,653	508,583
Pool Corp.	1,875	581,381

		2,323,643

Diversified Consumer Services (0.0%)†
ADT, Inc.	26,171	227,949
Bright Horizons Family Solutions, Inc.*	3,175	344,710
Grand Canyon Education, Inc.*	1,284	281,864
H&R Block, Inc.	7,073	357,681
Service Corp. International	8,940	743,987

		1,956,191

Hotels, Restaurants & Leisure (1.1%)
Aramark	16,937	650,381
Booking Holdings, Inc.	707	3,817,284
Boyd Gaming Corp.	3,728	322,286
Caesars Entertainment, Inc.*	13,245	357,946
Carnival Corp.*	47,969	1,386,784
Choice Hotels International, Inc.(x)	1,206	128,933
Churchill Downs, Inc.	655	63,542
Darden Restaurants, Inc.	376	71,575
Domino’s Pizza, Inc.	1,421	613,460
Expedia Group, Inc.	7,040	1,504,800
Flutter Entertainment plc, Class DI*	1,942	493,268
Hyatt Hotels Corp., Class A	2,581	366,321
Marriott International, Inc., Class A	22,059	5,745,046
McDonald’s Corp.	54,600	16,592,394
MGM Resorts International*	13,148	455,710
Norwegian Cruise Line Holdings Ltd.*	2,765	68,102
Penn Entertainment, Inc.*	9,572	184,357
Restaurant Brands International, Inc.	7,528	482,846
Starbucks Corp.	63,341	5,358,649
Travel + Leisure Co.	2,709	161,158
Vail Resorts, Inc.	420	62,819
Wendy’s Co. (The)	5,919	54,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Wyndham Hotels & Resorts, Inc.(x)	507	$40,509
Wynn Resorts Ltd.	5,360	687,527
Yum! Brands, Inc.	11,878	1,805,456

		41,475,371

Household Durables (1.0%)
DR Horton, Inc.	17,608	2,984,028
Garmin Ltd.	10,459	2,575,215
Lennar Corp., Class A	90,952	11,463,590
Lennar Corp., Class B	612	73,434
Mohawk Industries, Inc.*	3,292	424,405
Newell Brands, Inc.	26,752	140,180
NVR, Inc.*	180	1,446,239
PulteGroup, Inc.	12,817	1,693,510
SharkNinja, Inc.*	4,038	416,520
Sony Group Corp. (ADR)(x)	405,136	11,663,865
Toll Brothers, Inc.	6,348	876,913
TopBuild Corp.*	1,740	680,096
Whirlpool Corp.(x)	3,443	270,620

		34,708,615

Leisure Products (0.0%)†
Brunswick Corp.	4,203	265,798
Hasbro, Inc.	8,483	643,435
Mattel, Inc.*	20,606	346,799
YETI Holdings, Inc.*	5,295	175,688

		1,431,720

Specialty Retail (1.6%)
AutoNation, Inc.*	1,763	385,692
AutoZone, Inc.*	1,546	6,632,711
Bath & Body Works, Inc.	77,935	2,007,606
Best Buy Co., Inc.	12,404	937,990
CarMax, Inc.*	9,784	439,008
Dick’s Sporting Goods, Inc.	4,061	902,435
Five Below, Inc.*	3,455	534,489
Floor & Decor Holdings, Inc., Class A*	4,657	343,221
GameStop Corp., Class A*	26,297	717,382
Gap, Inc. (The)	14,763	315,781
Home Depot, Inc. (The)	15,202	6,159,698
Lithia Motors, Inc., Class A	1,457	460,412
Lowe’s Cos., Inc.	105,120	26,417,707
O’Reilly Automotive, Inc.*	12,302	1,326,279
Penske Automotive Group, Inc.(x)	1,187	206,431
RH(x)*	814	165,372
Ross Stores, Inc.	16,544	2,521,140
TJX Cos., Inc. (The)	35,893	5,187,974
Ulta Beauty, Inc.*	2,173	1,188,088
Valvoline, Inc.*	930	33,396
Wayfair, Inc., Class A(x)*	4,935	440,844
Williams-Sonoma, Inc.	6,465	1,263,584

		58,587,240

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	9,574	332,696
Birkenstock Holding plc(x)*	2,395	108,374
Columbia Sportswear Co.	1,669	87,289
Crocs, Inc.*	3,488	291,422
Lululemon Athletica, Inc.*	2,862	509,236
NIKE, Inc., Class B	74,256	5,177,871
PVH Corp.	3,351	280,713
Ralph Lauren Corp.	7,136	2,237,564
Tapestry, Inc.	8,631	977,202
Under Armour, Inc., Class A*	12,119	60,474
Under Armour, Inc., Class C(x)*	12,047	58,187
VF Corp.	22,534	325,166

		10,446,194

Total Consumer Discretionary		216,696,196

Consumer Staples (5.5%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	524	110,784
Brown-Forman Corp., Class A	2,798	75,294
Brown-Forman Corp., Class B	9,478	256,664
Coca-Cola Co. (The)	282,733	18,750,853
Coca-Cola Consolidated, Inc.	2,867	335,898
Coca-Cola Europacific Partners plc	17,096	1,545,649
Constellation Brands, Inc., Class A	31,662	4,263,921
Diageo plc	45,717	1,091,662
Keurig Dr Pepper, Inc.	83,113	2,120,213
Molson Coors Beverage Co., Class B	10,764	487,071
PepsiCo, Inc.	103,031	14,469,674
Primo Brands Corp.	16,477	364,142

		43,871,825

Consumer Staples Distribution & Retail (1.5%)
Albertsons Cos., Inc., Class A	26,578	465,381
BJ’s Wholesale Club Holdings, Inc.*	7,147	666,458
Casey’s General Stores, Inc.	2,019	1,141,381
Dollar General Corp.	14,097	1,456,925
Dollar Tree, Inc.*	35,544	3,354,287
Kroger Co. (The)	54,983	3,706,404
Maplebear, Inc.*	11,058	406,492
Performance Food Group Co.*	8,582	892,871
Sysco Corp.	14,463	1,190,884
Target Corp.	29,170	2,616,549
US Foods Holding Corp.*	26,874	2,059,086
Walmart, Inc.	339,003	34,937,649

		52,894,367

Food Products (0.7%)
Archer-Daniels-Midland Co.	30,675	1,832,524
Bunge Global SA	15,102	1,227,038
Campbell’s Co. (The)(x)	12,443	392,950
Conagra Brands, Inc.	30,543	559,242
Darling Ingredients, Inc.*	8,912	275,113
Flowers Foods, Inc.	11,981	156,352
Freshpet, Inc.*	2,208	121,683
General Mills, Inc.	35,143	1,771,910
Hershey Co. (The)	8,220	1,537,551
Hormel Foods Corp.	18,562	459,224
Ingredion, Inc.	4,098	500,407
J M Smucker Co. (The)	6,651	722,299
Kellanova	17,830	1,462,417
Kraft Heinz Co. (The)	54,794	1,426,836
Lamb Weston Holdings, Inc.	8,743	507,793
McCormick & Co., Inc. (Non-Voting)	16,249	1,087,221
Mondelez International, Inc., Class A	140,135	8,754,233
Nestle SA (Registered)	23,244	2,133,583
Pilgrim’s Pride Corp.	2,654	108,071
Post Holdings, Inc.*	3,236	347,805
Seaboard Corp.	16	58,352
Smithfield Foods, Inc.	2,899	68,069
Tyson Foods, Inc., Class A	17,955	974,956

		26,485,629

Household Products (1.2%)
Church & Dwight Co., Inc.	15,806	1,385,080
Clorox Co. (The)	7,909	975,180
Colgate-Palmolive Co.	27,143	2,169,811
Kimberly-Clark Corp.	30,956	3,849,069
Procter & Gamble Co. (The)	197,143	30,291,022
Reckitt Benckiser Group plc	31,105	2,392,017
Reynolds Consumer Products, Inc.	3,498	85,596

		41,147,775

Personal Care Products (0.2%)
BellRing Brands, Inc.*	8,144	296,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coty, Inc., Class A*	22,156	$89,510
e.l.f. Beauty, Inc.*	3,514	465,535
Estee Lauder Cos., Inc. (The), Class A	14,999	1,321,712
Kenvue, Inc.	334,062	5,421,826

		7,594,618

Tobacco (0.7%)
Altria Group, Inc.	148,198	9,789,960
Philip Morris International, Inc.	99,990	16,218,378

		26,008,338

Total Consumer Staples		198,002,552

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	126,545	6,165,273
Halliburton Co.	55,018	1,353,443
NOV, Inc.	23,977	317,695
Schlumberger NV	88,652	3,046,969
TechnipFMC plc	26,656	1,051,579
Weatherford International plc	4,567	312,520

		12,247,479

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	21,462	417,221
Antero Resources Corp.*	18,593	623,981
APA Corp.	22,758	552,564
Cheniere Energy, Inc.	7,784	1,829,084
Chevron Corp.	154,702	24,023,674
Chord Energy Corp.	3,791	376,712
Civitas Resources, Inc.(x)	5,921	192,433
ConocoPhillips	150,091	14,197,108
Coterra Energy, Inc.	312,962	7,401,551
Devon Energy Corp.	39,908	1,399,174
Diamondback Energy, Inc.	12,237	1,751,115
DT Midstream, Inc.	6,511	736,134
EOG Resources, Inc.	75,254	8,437,478
EQT Corp.	38,260	2,082,492
Expand Energy Corp.	14,102	1,498,196
Exxon Mobil Corp.	374,275	42,199,506
HF Sinclair Corp.	9,232	483,203
Kinder Morgan, Inc.	124,802	3,533,145
Marathon Petroleum Corp.	19,999	3,854,607
Matador Resources Co.	7,494	336,705
Occidental Petroleum Corp.	43,222	2,042,240
ONEOK, Inc.	40,104	2,926,389
Ovintiv, Inc.	16,661	672,771
Permian Resources Corp.	40,896	523,469
Phillips 66	24,292	3,304,198
Range Resources Corp.	15,150	570,246
TotalEnergies SE (ADR)	108,210	6,459,055
Valero Energy Corp.	20,032	3,410,648
Viper Energy, Inc., Class A	10,829	413,884
Williams Cos., Inc. (The)	74,017	4,688,977

		140,937,960

Total Energy		153,185,439

Financials (18.5%)
Banks (6.3%)
Bank of America Corp.	503,125	25,956,219
Bank OZK	6,849	349,162
BOK Financial Corp.	1,434	159,805
Citigroup, Inc.	163,058	16,550,387
Citizens Financial Group, Inc.	27,916	1,484,015
Columbia Banking System, Inc.	18,991	488,828
Comerica, Inc.	8,376	573,924
Commerce Bancshares, Inc.	37,839	2,261,259
Cullen/Frost Bankers, Inc.	47,902	6,072,537
East West Bancorp, Inc.	8,771	933,673
Fifth Third Bancorp	42,734	1,903,800
First Citizens BancShares, Inc., Class A	1,689	3,021,891
First Hawaiian, Inc.	8,036	199,534
First Horizon Corp.	32,263	729,466
FNB Corp.	22,780	366,986
Huntington Bancshares, Inc.	92,814	1,602,898
JPMorgan Chase & Co.	232,893	73,461,439
KeyCorp	60,686	1,134,221
M&T Bank Corp.	19,984	3,949,238
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	539,750	8,603,615
Pinnacle Financial Partners, Inc.	4,561	427,776
PNC Financial Services Group, Inc. (The)	94,991	19,086,542
Popular, Inc.	3,951	501,816
Prosperity Bancshares, Inc.	5,868	389,342
Regions Financial Corp.	57,654	1,520,336
SouthState Bank Corp.	6,436	636,327
Synovus Financial Corp.	8,899	436,763
TFS Financial Corp.(x)	3,363	44,308
Truist Financial Corp.	84,081	3,844,183
US Bancorp	277,108	13,392,630
Webster Financial Corp.	10,737	638,207
Wells Fargo & Co.	437,273	36,652,223
Western Alliance Bancorp	5,474	474,705
Wintrust Financial Corp.	4,235	560,883
Zions Bancorp NA	9,306	526,533

		228,935,471

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,793	427,505
Ameriprise Financial, Inc.	24,934	12,248,827
Bank of New York Mellon Corp. (The)	42,604	4,642,132
BlackRock, Inc.	14,967	17,449,576
Blackstone, Inc.	48,185	8,232,407
Brookfield Asset Management Ltd., Class A(x)	16,072	915,140
Carlyle Group, Inc. (The)	16,784	1,052,357
Cboe Global Markets, Inc.	6,723	1,648,816
Charles Schwab Corp. (The)	137,840	13,159,585
CME Group, Inc.	29,903	8,079,492
Coinbase Global, Inc., Class A*	11,946	4,031,656
Evercore, Inc., Class A	2,366	798,099
FactSet Research Systems, Inc.	2,278	652,624
Franklin Resources, Inc.	19,725	456,239
Freedom Holding Corp.(x)*	169	29,090
Goldman Sachs Group, Inc. (The)	21,099	16,802,189
Hamilton Lane, Inc., Class A	892	120,233
Houlihan Lokey, Inc., Class A	2,148	441,027
Interactive Brokers Group, Inc., Class A	25,730	1,770,481
Intercontinental Exchange, Inc.	36,613	6,168,558
Invesco Ltd.	23,355	535,764
Janus Henderson Group plc	8,055	358,528
Jefferies Financial Group, Inc.	7,426	485,809
KKR & Co., Inc.	80,720	10,489,564
Lazard, Inc.	5,688	300,213
LPL Financial Holdings, Inc.	6,339	2,108,922
MarketAxess Holdings, Inc.	2,339	407,571
Morgan Stanley	153,216	24,355,215
Morningstar, Inc.	484	112,293
MSCI, Inc.	2,452	1,391,289
Nasdaq, Inc.	99,435	8,795,026
Northern Trust Corp.	12,409	1,670,251
Raymond James Financial, Inc.	11,733	2,025,116
Robinhood Markets, Inc., Class A*	41,139	5,890,282
S&P Global, Inc.	19,706	9,591,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	6,675	$566,374
State Street Corp.	18,484	2,144,329
Stifel Financial Corp.	6,411	727,456
T. Rowe Price Group, Inc.	14,038	1,440,860
TPG, Inc., Class A	510	29,299
Tradeweb Markets, Inc., Class A	6,854	760,657
Virtu Financial, Inc., Class A	5,177	183,783
XP, Inc., Class A	23,711	445,530

		173,941,271

Consumer Finance (1.2%)
Ally Financial, Inc.	15,622	612,382
American Express Co.	48,129	15,986,529
Capital One Financial Corp.	100,880	21,445,071
Credit Acceptance Corp.*	395	184,437
OneMain Holdings, Inc.	7,643	431,524
SLM Corp.	11,574	320,368
SoFi Technologies, Inc.*	62,720	1,657,062
Synchrony Financial	53,052	3,769,345

		44,406,718

Financial Services (2.6%)
Affirm Holdings, Inc., Class A*	6,979	510,025
Apollo Global Management, Inc.	8,032	1,070,425
Berkshire Hathaway, Inc., Class B*	121,384	61,024,592
Block, Inc., Class A*	22,015	1,591,024
Corebridge Financial, Inc.	162,057	5,193,927
Euronet Worldwide, Inc.(x)*	2,603	228,569
Fidelity National Information Services, Inc.	33,794	2,228,376
Fiserv, Inc.*	37,436	4,826,624
Global Payments, Inc.	30,663	2,547,482
Jack Henry & Associates, Inc.	4,659	693,865
Mastercard, Inc., Class A	5,709	3,247,336
MGIC Investment Corp.	14,971	424,727
Mr Cooper Group, Inc.	4,125	869,509
PayPal Holdings, Inc.*	66,300	4,446,078
Rocket Cos., Inc., Class A(x)	14,835	287,502
UWM Holdings Corp., Class A	8,948	54,493
Visa, Inc., Class A	7,170	2,447,695
Voya Financial, Inc.	6,170	461,516
Western Union Co. (The)	21,186	169,276
WEX, Inc.*	2,001	315,218

		92,638,259

Insurance (3.5%)
Aflac, Inc.	31,262	3,491,966
Allstate Corp. (The)	16,935	3,635,098
American Financial Group, Inc.	4,243	618,290
American International Group, Inc.	153,684	12,070,341
Aon plc, Class A	18,859	6,724,742
Arch Capital Group Ltd.	23,415	2,124,443
Arthur J Gallagher & Co.	15,284	4,734,066
Assurant, Inc.	3,252	704,383
Assured Guaranty Ltd.	2,988	252,934
Axis Capital Holdings Ltd.	4,868	466,355
Brighthouse Financial, Inc.*	3,667	194,644
Brown & Brown, Inc.	15,814	1,483,195
Chubb Ltd.	44,538	12,570,851
Cincinnati Financial Corp.	9,886	1,562,977
CNA Financial Corp.	1,342	62,349
Everest Group Ltd.	7,631	2,672,605
Fidelity National Financial, Inc.	16,683	1,009,155
First American Financial Corp.	6,310	405,354
Globe Life, Inc.	5,321	760,743
Hanover Insurance Group, Inc. (The)	2,298	417,386
Hartford Insurance Group, Inc. (The)	28,006	3,735,720
Kemper Corp.	3,923	202,231
Lincoln National Corp.	10,928	440,726
Loews Corp.	10,965	1,100,776
Markel Group, Inc.*	636	1,215,625
Marsh & McLennan Cos., Inc.	63,755	12,848,545
MetLife, Inc.	53,513	4,407,866
Old Republic International Corp.	14,666	622,865
Primerica, Inc.	2,116	587,381
Principal Financial Group, Inc.	14,252	1,181,633
Progressive Corp. (The)	89,785	22,172,406
Prudential Financial, Inc.	22,759	2,361,019
Reinsurance Group of America, Inc.	4,233	813,286
RenaissanceRe Holdings Ltd.	3,066	778,549
RLI Corp.	4,970	324,143
Sony Financial Group, Inc. (ADR)*	81,027	299,801
Travelers Cos., Inc. (The)	38,227	10,673,743
Unum Group	18,844	1,465,686
W.R. Berkley Corp.	19,488	1,493,171
White Mountains Insurance Group Ltd.	160	267,443
Willis Towers Watson plc	11,787	4,071,819

		127,026,311

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	60,805	595,281
Annaly Capital Management, Inc. (REIT)	38,373	775,519
Rithm Capital Corp. (REIT)	33,952	386,713
Starwood Property Trust, Inc. (REIT)	21,952	425,210

		2,182,723

Total Financials		669,130,753

Health Care (9.5%)
Biotechnology (1.1%)
AbbVie, Inc.	44,274	10,251,202
Amgen, Inc.	37,374	10,546,943
Biogen, Inc.*	9,375	1,313,250
BioMarin Pharmaceutical, Inc.*	12,201	660,806
Caris Life Sciences, Inc.*	722	21,841
Exact Sciences Corp.*	11,295	617,949
Exelixis, Inc.*	3,308	136,620
Gilead Sciences, Inc.	81,666	9,064,926
Incyte Corp.*	7,527	638,365
Insmed, Inc.*	719	103,543
Ionis Pharmaceuticals, Inc.*	705	46,121
Moderna, Inc.*	24,087	622,167
Neurocrine Biosciences, Inc.*	897	125,921
Regeneron Pharmaceuticals, Inc.	6,693	3,763,273
Revolution Medicines, Inc.*	11,122	519,397
Roivant Sciences Ltd.*	24,313	367,856
Sarepta Therapeutics, Inc.*	999	19,251
United Therapeutics Corp.*	2,851	1,195,168
Viking Therapeutics, Inc.(x)*	6,440	169,243

		40,183,842

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	152,779	20,463,219
Alcon AG	81,124	6,044,549
Align Technology, Inc.*	4,399	550,843
Baxter International, Inc.	32,874	748,541
Becton Dickinson & Co.	18,357	3,435,880
Boston Scientific Corp.*	78,402	7,654,387
Cooper Cos., Inc. (The)*	12,783	876,403
Dentsply Sirona, Inc.	12,779	162,166
Edwards Lifesciences Corp.*	36,937	2,872,591
Envista Holdings Corp.*	10,774	219,466
GE HealthCare Technologies, Inc.	29,375	2,206,063
Globus Medical, Inc., Class A*	7,196	412,115
Hologic, Inc.*	14,316	966,187
Medtronic plc	181,909	17,325,013
ResMed, Inc.	7,154	1,958,264
Solventum Corp.*	9,475	691,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	6,301	$1,559,119
Stryker Corp.	16,409	6,065,915
Teleflex, Inc.	2,865	350,561
Zimmer Biomet Holdings, Inc.	15,554	1,532,069

		76,095,026

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	5,839	144,574
Cardinal Health, Inc.	14,987	2,352,360
Centene Corp.*	56,109	2,001,969
Chemed Corp.	839	375,654
Cigna Group (The)	54,258	15,639,869
CVS Health Corp.	93,048	7,014,889
Elevance Health, Inc.	24,884	8,040,518
Encompass Health Corp.	26,465	3,361,584
HCA Healthcare, Inc.	13,676	5,828,711
Henry Schein, Inc.*	7,030	466,581
Humana, Inc.	15,477	4,026,651
Labcorp Holdings, Inc.	21,875	6,279,437
McKesson Corp.	17,143	13,243,653
Molina Healthcare, Inc.*	1,553	297,182
Quest Diagnostics, Inc.	7,154	1,363,409
Tenet Healthcare Corp.*	5,877	1,193,266
UnitedHealth Group, Inc.	68,893	23,788,753
Universal Health Services, Inc., Class B	3,533	722,287

		96,141,347

Health Care Technology (0.0%)†
Certara, Inc.*	7,780	95,072
Veeva Systems, Inc., Class A*	1,932	575,562

		670,634

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	18,287	2,347,137
Avantor, Inc.*	42,396	529,102
Bio-Rad Laboratories, Inc., Class A*	1,244	348,805
Bio-Techne Corp.	10,064	559,860
Bruker Corp.	6,629	215,376
Charles River Laboratories International, Inc.*	3,131	489,876
Danaher Corp.	73,009	14,474,764
ICON plc*	16,631	2,910,425
Illumina, Inc.*	10,152	964,136
IQVIA Holdings, Inc.*	11,244	2,135,686
Mettler-Toledo International, Inc.*	1,335	1,638,859
QIAGEN NV(x)	13,677	611,088
Repligen Corp.*	2,960	395,663
Revvity, Inc.	7,710	675,782
Sotera Health Co.*	10,101	158,889
Thermo Fisher Scientific, Inc.	29,962	14,532,169
Waters Corp.*	1,823	546,554
West Pharmaceutical Services, Inc.	4,594	1,205,144

		44,739,315

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	129,694	5,849,199
Elanco Animal Health, Inc.(x)*	31,582	636,061
Jazz Pharmaceuticals plc*	3,807	501,763
Johnson & Johnson	213,443	39,576,601
Merck & Co., Inc.	288,243	24,192,235
Organon & Co.	16,665	177,982
Perrigo Co. plc	8,742	194,684
Pfizer, Inc.#	530,687	13,521,905
Royalty Pharma plc, Class A	47,703	1,682,962
Viatris, Inc.	76,112	753,509
Zoetis, Inc.	5,793	847,632

		87,934,533

Total Health Care		345,764,697

Industrials (10.4%)
Aerospace & Defense (2.8%)
ATI, Inc.*	8,976	730,108
Boeing Co. (The)*	80,185	17,306,329
BWX Technologies, Inc.	4,825	889,585
Curtiss-Wright Corp.	2,412	1,309,571
General Dynamics Corp.	68,394	23,322,354
Hexcel Corp.(x)	33,093	2,074,931
Huntington Ingalls Industries, Inc.	2,503	720,639
L3Harris Technologies, Inc.	11,985	3,660,339
Leonardo DRS, Inc.	2,945	133,703
Loar Holdings, Inc.*	262	20,960
Lockheed Martin Corp.	9,672	4,828,359
Northrop Grumman Corp.	16,761	10,212,812
RTX Corp.	179,925	30,106,850
Spirit AeroSystems Holdings, Inc., Class A*	6,682	257,925
StandardAero, Inc.*	8,288	226,180
Textron, Inc.	11,548	975,690
TransDigm Group, Inc.	2,927	3,857,845
Woodward, Inc.	3,804	961,309

		101,595,489

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	18,530	2,453,372
Expeditors International of
Washington, Inc.	8,797	1,078,424
FedEx Corp.	13,971	3,294,501
GXO Logistics, Inc.*	7,368	389,694
United Parcel Service, Inc., Class B	47,105	3,934,681

		11,150,672

Building Products (0.5%)
A.O. Smith Corp.	7,418	544,555
Advanced Drainage Systems, Inc.	4,534	628,866
Allegion plc	5,522	979,327
Armstrong World Industries, Inc.	1,949	382,023
Builders FirstSource, Inc.(x)*	28,640	3,472,600
Carlisle Cos., Inc.	2,428	798,715
Carrier Global Corp.	51,690	3,085,893
Fortune Brands Innovations, Inc.	7,762	414,413
Hayward Holdings, Inc.*	12,735	192,553
Johnson Controls International plc	42,369	4,658,472
Masco Corp.	13,541	953,151
Owens Corning	5,447	770,533
Simpson Manufacturing Co., Inc.	2,467	413,124
Trane Technologies plc	2,529	1,067,137
Trex Co., Inc.*	6,848	353,836

		18,715,198

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	3,251	754,947
Copart, Inc.*	3,891	174,978
MSA Safety, Inc.	2,373	408,322
RB Global, Inc.	11,172	1,210,598
Republic Services, Inc.	13,001	2,983,470
Tetra Tech, Inc.	13,955	465,818
Veralto Corp.	9,229	983,904

		6,982,037

Construction & Engineering (0.2%)
AECOM	8,492	1,107,951
API Group Corp.*	23,644	812,644
EMCOR Group, Inc.	1,858	1,206,846
Everus Construction Group, Inc.*	3,264	279,888
MasTec, Inc.*	3,151	670,565
Quanta Services, Inc.	2,129	882,300
Valmont Industries, Inc.	1,273	493,580
WillScot Holdings Corp.	8,511	179,667

		5,633,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.9%)
Acuity, Inc.	1,981	$682,236
AMETEK, Inc.	14,785	2,779,580
Eaton Corp. plc	46,112	17,257,416
Emerson Electric Co.	36,172	4,745,043
GE Vernova, Inc.	3,023	1,858,843
Generac Holdings, Inc.*	3,747	627,248
Hubbell, Inc., Class B	3,433	1,477,254
nVent Electric plc	10,453	1,031,084
Regal Rexnord Corp.	4,238	607,899
Rockwell Automation, Inc.	6,678	2,334,161
Sensata Technologies Holding plc	9,308	284,359
Vertiv Holdings Co., Class A	2,010	303,229

		33,988,352

Ground Transportation (1.1%)
ArcBest Corp.	4,576	319,725
Avis Budget Group, Inc.(x)*	711	114,169
Canadian National Railway Co.	12,394	1,168,754
CSX Corp.	120,472	4,277,961
JB Hunt Transport Services, Inc.	5,122	687,219
Knight-Swift Transportation Holdings, Inc., Class A	10,102	399,130
Landstar System, Inc.	2,225	272,696
Lyft, Inc., Class A*	21,448	472,070
Norfolk Southern Corp.	14,493	4,353,842
Old Dominion Freight Line, Inc.	11,287	1,588,984
Ryder System, Inc.	2,581	486,880
Saia, Inc.*	1,710	511,906
Schneider National, Inc., Class B	3,316	70,167
Uber Technologies, Inc.*	91,827	8,996,291
U-Haul Holding Co. (Nasdaq Stock Exchange)*	305	17,406
U-Haul Holding Co. (New York Stock Exchange)	4,018	204,516
Union Pacific Corp.	61,145	14,452,844
XPO, Inc.*	5,842	755,195

		39,149,755

Industrial Conglomerates (0.5%)
3M Co.	29,017	4,502,858
Honeywell International, Inc.	63,069	13,276,024

		17,778,882

Machinery (2.8%)
AGCO Corp.	3,981	426,246
Allison Transmission Holdings, Inc.	4,535	384,931
Caterpillar, Inc.	30,068	14,346,946
CNH Industrial NV	238,927	2,592,358
Crane Co.	3,157	581,330
Cummins, Inc.	8,832	3,730,372
Deere & Co.	20,845	9,531,585
Donaldson Co., Inc.	7,643	625,580
Dover Corp.	8,702	1,451,755
Esab Corp.	3,653	408,186
Flowserve Corp.	8,360	444,250
Fortive Corp.	39,718	1,945,785
Gates Industrial Corp. plc*	16,272	403,871
Graco, Inc.	10,654	905,164
IDEX Corp.	4,851	789,549
Illinois Tool Works, Inc.	27,475	7,164,381
Ingersoll Rand, Inc.	25,900	2,139,858
ITT, Inc.	5,173	924,725
Lincoln Electric Holdings, Inc.	3,480	820,688
Middleby Corp. (The)*	3,235	430,029
Mueller Industries, Inc.	6,959	703,624
Nordson Corp.	3,459	785,020
Oshkosh Corp.	48,464	6,285,781
Otis Worldwide Corp.	36,559	3,342,589
PACCAR, Inc.	73,151	7,192,206
Parker-Hannifin Corp.	32,450	24,601,967
Pentair plc	17,112	1,895,325
RBC Bearings, Inc.*	1,585	618,610
Snap-on, Inc.	3,289	1,139,737
Stanley Black & Decker, Inc.	9,919	737,279
Timken Co. (The)	4,014	301,772
Toro Co. (The)	6,399	487,604
Westinghouse Air Brake Technologies Corp.#	10,882	2,181,515
Xylem, Inc.	15,616	2,303,360

		102,623,978

Marine Transportation (0.0%)†
Kirby Corp.*	3,633	303,174

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	6,499	323,520
American Airlines Group, Inc.*	39,214	440,766
Delta Air Lines, Inc.	41,855	2,375,271
Southwest Airlines Co.	29,355	936,718
United Airlines Holdings, Inc.*	20,888	2,015,692

		6,091,967

Professional Services (0.5%)
Amentum Holdings, Inc.*	10,217	244,697
Automatic Data Processing, Inc.	1,906	559,411
Broadridge Financial Solutions, Inc.	684	162,908
CACI International, Inc., Class A*	1,393	694,801
Clarivate plc*	22,719	87,014
Concentrix Corp.(x)	2,909	134,250
Dayforce, Inc.*	8,896	612,845
Equifax, Inc.	20,115	5,160,101
FTI Consulting, Inc.*	2,146	346,901
Genpact Ltd.	10,329	432,682
Jacobs Solutions, Inc.	14,531	2,177,616
KBR, Inc.	7,623	360,492
Leidos Holdings, Inc.	12,475	2,357,276
ManpowerGroup, Inc.	2,955	111,994
Parsons Corp.*	3,386	280,767
Paychex, Inc.	14,228	1,803,541
Paycom Software, Inc.	1,493	310,753
Paylocity Holding Corp.*	239	38,066
Robert Half, Inc.	6,346	215,637
Science Applications International Corp.	3,016	299,700
SS&C Technologies Holdings, Inc.	13,572	1,204,651
TransUnion	12,509	1,048,004
Verisk Analytics, Inc.	3,591	903,172

		19,547,279

Trading Companies & Distributors (0.4%)
Air Lease Corp., Class A	6,684	425,437
Applied Industrial Technologies, Inc.	2,445	638,267
Core & Main, Inc., Class A*	5,111	275,125
Fastenal Co.	13,165	645,612
Ferguson Enterprises, Inc.	11,698	2,627,137
MSC Industrial Direct Co., Inc., Class A	2,820	259,835
QXO, Inc.*	38,194	727,978
SiteOne Landscape Supply, Inc.*	1,924	247,811
United Rentals, Inc.	4,161	3,972,340
W.W. Grainger, Inc.	2,260	2,153,689
Watsco, Inc.	2,233	902,802
WESCO International, Inc.	3,075	650,362

		13,526,395

Total Industrials		377,086,619

Information Technology (11.5%)
Communications Equipment (0.7%)
Ciena Corp.*	9,052	1,318,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.#	255,445	$17,477,547
F5, Inc.*	7,260	2,346,359
Lumentum Holdings, Inc.*	4,078	663,531
Motorola Solutions, Inc.	6,189	2,830,168

		24,636,210

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	9,095	1,100,495
Avnet, Inc.	5,514	288,272
CDW Corp.	13,133	2,091,824
Cognex Corp.	10,767	487,745
Coherent Corp.*	9,845	1,060,503
Corning, Inc.	50,106	4,110,195
Crane NXT Co.(x)	3,142	210,734
Flex Ltd.*	24,462	1,418,062
Ingram Micro Holding Corp.(x)	1,316	28,281
IPG Photonics Corp.*	1,604	127,021
Jabil, Inc.	2,352	510,784
Keysight Technologies, Inc.*	11,042	1,931,467
Littelfuse, Inc.	1,576	408,200
Ralliant Corp.	7,261	317,523
TD SYNNEX Corp.	5,049	826,774
Teledyne Technologies, Inc.*	17,942	10,514,730
Trimble, Inc.*	15,289	1,248,347
Vontier Corp.	9,489	398,253
Zebra Technologies Corp., Class A*	3,262	969,336

		28,048,546

IT Services (1.2%)
Accenture plc, Class A	64,396	15,880,054
Akamai Technologies, Inc.*	9,208	697,598
Amdocs Ltd.	7,085	581,324
Cognizant Technology Solutions Corp., Class A	31,685	2,125,113
DXC Technology Co.*	11,514	156,936
EPAM Systems, Inc.*	3,514	529,876
Globant SA*	2,502	143,565
GoDaddy, Inc., Class A*	5,235	716,305
International Business Machines Corp.	59,713	16,848,620
Kyndryl Holdings, Inc.*	13,881	416,846
MongoDB, Inc.*	4,579	1,421,230
Okta, Inc.*	6,408	587,614
Twilio, Inc., Class A*	7,525	753,177
VeriSign, Inc.	10,492	2,933,248

		43,791,506

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	42,898	6,940,467
Allegro MicroSystems, Inc.*	7,889	230,359
Amkor Technology, Inc.	7,329	208,144
Analog Devices, Inc.	60,733	14,922,098
Applied Materials, Inc.	50,204	10,278,767
Broadcom, Inc.	29,722	9,805,585
Cirrus Logic, Inc.*	3,398	425,735
Entegris, Inc.	8,052	744,488
First Solar, Inc.*	6,514	1,436,532
GLOBALFOUNDRIES, Inc.*	6,593	236,293
Intel Corp.*	315,942	10,599,854
KLA Corp.	6,597	7,115,524
Lam Research Corp.	39,075	5,232,143
Lattice Semiconductor Corp.*	1,302	95,463
MACOM Technology Solutions Holdings, Inc.*	3,053	380,068
Marvell Technology, Inc.	51,607	4,338,601
Microchip Technology, Inc.	143,537	9,217,946
Micron Technology, Inc.	75,181	12,579,285
MKS, Inc.	4,311	533,573
NVIDIA Corp.	172,532	32,191,021
NXP Semiconductors NV	39,731	9,047,941
ON Semiconductor Corp.*	27,055	1,334,082
Onto Innovation, Inc.*	2,427	313,617
Qorvo, Inc.*	5,978	544,476
QUALCOMM, Inc.	121,284	20,176,806
Skyworks Solutions, Inc.	9,836	757,175
Teradyne, Inc.	10,321	1,420,582
Texas Instruments, Inc.	60,322	11,082,961
Universal Display Corp.	2,819	404,893

		172,594,479

Software (3.0%)
Adobe, Inc.*	22,318	7,872,674
Aurora Innovation, Inc., Class A*	63,215	340,729
BILL Holdings, Inc.*	5,915	313,318
CCC Intelligent Solutions Holdings, Inc.(x)*	35,156	320,271
Circle Internet Group, Inc., Class A*	2,555	338,742
Docusign, Inc.*	3,150	227,083
Dolby Laboratories, Inc., Class A	3,880	280,796
Dropbox, Inc., Class A*	9,549	288,475
Fair Isaac Corp.*	268	401,070
Fortinet, Inc.*	7,314	614,961
Gen Digital, Inc.	152,202	4,321,015
Informatica, Inc., Class A*	6,727	167,099
Microsoft Corp.	82,388	42,672,865
nCino, Inc.*	5,881	159,434
Nutanix, Inc., Class A*	12,343	918,196
Oracle Corp.	27,523	7,740,569
Palantir Technologies, Inc., Class A*	7,959	1,451,881
Pegasystems, Inc.	3,729	214,417
PTC, Inc.*	6,769	1,374,242
Roper Technologies, Inc.	6,890	3,435,974
Rubrik, Inc., Class A*	2,511	206,530
SailPoint, Inc.*	3,858	85,185
Salesforce, Inc.	65,806	15,596,022
SentinelOne, Inc., Class A*	5,204	91,642
Strategy, Inc.*	15,143	4,879,226
Synopsys, Inc.*	20,359	10,044,927
Teradata Corp.*	4,718	101,484
Tyler Technologies, Inc.*	471	246,408
UiPath, Inc., Class A*	27,953	374,011
Unity Software, Inc.*	19,140	766,366
Zoom Communications, Inc., Class A*	16,862	1,391,115
Zscaler, Inc.*	2,087	625,390

		107,862,117

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	101,921	25,952,144
Dell Technologies, Inc., Class C	17,613	2,496,995
Hewlett Packard Enterprise Co.	84,153	2,066,798
HP, Inc.	60,530	1,648,232
NetApp, Inc.	7,888	934,412
Pure Storage, Inc., Class A*	2,845	238,439
Sandisk Corp.*	22,838	2,562,424
Super Micro Computer, Inc.(x)*	17,846	855,537
Western Digital Corp.	41,175	4,943,471

		41,698,452

Total Information Technology		418,631,310

Materials (3.7%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	39,749	10,840,347
Albemarle Corp.	7,541	611,424
Ashland, Inc.	3,002	143,826
Axalta Coating Systems Ltd.*	14,003	400,766
Celanese Corp.	7,161	301,335
CF Industries Holdings, Inc.	10,630	953,511
Corteva, Inc.	242,159	16,377,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dow, Inc.	45,410	$1,041,251
DuPont de Nemours, Inc.	26,863	2,092,628
Eastman Chemical Co.	7,365	464,363
Ecolab, Inc.	46,427	12,714,498
Element Solutions, Inc.	14,451	363,732
FMC Corp.	7,962	267,762
Huntsman Corp.	10,546	94,703
International Flavors & Fragrances, Inc.	16,441	1,011,779
Linde plc	30,138	14,315,550
LyondellBasell Industries NV, Class A	16,439	806,169
Mosaic Co. (The)	20,249	702,235
NewMarket Corp.	380	314,720
Olin Corp.	7,368	184,126
PPG Industries, Inc.	14,585	1,533,030
RPM International, Inc.	74,975	8,838,053
Scotts Miracle-Gro Co. (The)	2,802	159,574
Sherwin-Williams Co. (The)	5,697	1,972,643
Westlake Corp.	2,144	165,217

		76,670,455

Construction Materials (0.7%)
CRH plc	66,057	7,920,234
Eagle Materials, Inc.	1,987	463,051
James Hardie Industries plc (ADR)(x)*	3,129	60,108
Martin Marietta Materials, Inc.	21,323	13,439,460
Vulcan Materials Co.	8,484	2,609,848

		24,492,701

Containers & Packaging (0.2%)
Amcor plc	146,040	1,194,607
AptarGroup, Inc.	4,198	561,105
Avery Dennison Corp.	4,992	809,553
Ball Corp.	18,124	913,812
Crown Holdings, Inc.	7,427	717,374
Graphic Packaging Holding Co.	19,111	374,002
International Paper Co.	33,636	1,560,710
Packaging Corp. of America	5,668	1,235,227
Sealed Air Corp.	9,358	330,805
Silgan Holdings, Inc.	5,670	243,867
Smurfit WestRock plc	33,435	1,423,328
Sonoco Products Co.	6,318	272,243

		9,636,633

Metals & Mining (0.7%)
Alcoa Corp.	16,582	545,382
Anglogold Ashanti plc	28,405	1,997,724
Carpenter Technology Corp.	2,542	624,163
Cleveland-Cliffs, Inc.*	31,226	380,957
Freeport-McMoRan, Inc.	91,793	3,600,121
MP Materials Corp.*	8,298	556,547
Newmont Corp.	95,324	8,036,766
Nucor Corp.	16,855	2,282,673
Reliance, Inc.	13,187	3,703,305
Royal Gold, Inc.	4,216	845,645
Southern Copper Corp.	5,297	642,844
Steel Dynamics, Inc.	8,150	1,136,355

		24,352,482

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	4,043	359,180

Total Materials		135,511,451

Real Estate (2.7%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	13,910	939,899

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	11,007	917,323
American Healthcare REIT, Inc. (REIT)	16,923	710,935
Healthcare Realty Trust, Inc. (REIT), Class A(x)	21,058	379,676
Healthpeak Properties, Inc. (REIT)	44,484	851,869
Medical Properties Trust, Inc. (REIT)(x)	32,014	162,311
Omega Healthcare Investors, Inc. (REIT)	18,429	778,072
Ventas, Inc. (REIT)	28,000	1,959,720
Welltower, Inc. (REIT)	42,048	7,490,431

		13,250,337

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	44,007	748,999
Park Hotels & Resorts, Inc. (REIT)(x)	12,602	139,630
Ryman Hospitality Properties, Inc. (REIT)	16,697	1,495,885

		2,384,514

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	18,295	223,931
EastGroup Properties, Inc. (REIT)	3,345	566,175
First Industrial Realty Trust, Inc. (REIT)	8,213	422,723
Lineage, Inc. (REIT)	4,532	175,116
Prologis, Inc. (REIT)	111,610	12,781,577
Rexford Industrial Realty, Inc. (REIT)	15,209	625,242
STAG Industrial, Inc. (REIT)	11,979	422,739

		15,217,503

Office REITs (0.1%)
BXP, Inc. (REIT)(x)	10,164	755,592
COPT Defense Properties (REIT)	17,798	517,210
Cousins Properties, Inc. (REIT)	10,708	309,889
Highwoods Properties, Inc. (REIT)	6,803	216,471
Kilroy Realty Corp. (REIT)(x)	7,527	318,016
Vornado Realty Trust (REIT)	11,318	458,719

		2,575,897

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	16,986	2,676,314
CoStar Group, Inc.*	23,478	1,980,839
Howard Hughes Holdings, Inc.*	1,985	163,107
Jones Lang LaSalle, Inc.*	2,212	659,795
Zillow Group, Inc., Class A*	3,202	238,357
Zillow Group, Inc., Class C*	10,435	804,017

		6,522,429

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	21,926	729,039
AvalonBay Communities, Inc. (REIT)	9,127	1,763,063
Camden Property Trust (REIT)	6,897	736,462
Equity LifeStyle Properties, Inc. (REIT)	90,935	5,519,754
Equity Residential (REIT)	24,306	1,573,327
Essex Property Trust, Inc. (REIT)	4,090	1,094,729
Invitation Homes, Inc. (REIT)	39,266	1,151,672
Mid-America Apartment Communities, Inc. (REIT)	7,467	1,043,364
Sun Communities, Inc. (REIT)	6,556	845,724
UDR, Inc. (REIT)	20,041	746,728

		15,203,862

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	6,947	493,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brixmor Property Group, Inc. (REIT)	19,537	$540,784
Federal Realty Investment Trust (REIT)	5,459	553,051
Kimco Realty Corp. (REIT)	42,883	936,994
NNN REIT, Inc. (REIT)	11,999	510,797
Realty Income Corp. (REIT)	57,317	3,484,301
Regency Centers Corp. (REIT)	11,592	845,057
Simon Property Group, Inc. (REIT)	16,178	3,036,125

		10,400,624

Specialized REITs (0.8%)
Crown Castle, Inc. (REIT)	27,844	2,686,668
CubeSmart (REIT)	14,526	590,627
Digital Realty Trust, Inc. (REIT)	32,288	5,581,949
EPR Properties (REIT)	4,788	277,752
Equinix, Inc. (REIT)	6,272	4,912,481
Extra Space Storage, Inc. (REIT)	38,395	5,411,391
Gaming and Leisure Properties, Inc. (REIT)	16,936	789,387
Iron Mountain, Inc. (REIT)	18,828	1,919,326
Millrose Properties, Inc. (REIT)	7,688	258,394
National Storage Affiliates Trust (REIT)	4,518	136,534
Public Storage (REIT)	12,386	3,577,696
Rayonier, Inc. (REIT)	9,935	263,675
SBA Communications Corp. (REIT)	6,891	1,332,375
VICI Properties, Inc. (REIT), Class A	67,777	2,210,208
Weyerhaeuser Co. (REIT)	46,512	1,153,033

		31,101,496

Total Real Estate		97,596,561

Utilities (4.2%)
Electric Utilities (2.6%)
Alliant Energy Corp.	16,484	1,111,186
American Electric Power Co., Inc.	75,017	8,439,412
Constellation Energy Corp.	20,102	6,614,965
Duke Energy Corp.	109,058	13,495,928
Edison International	24,460	1,352,149
Entergy Corp.	27,656	2,577,263
Evergy, Inc.	14,771	1,122,891
Eversource Energy	23,578	1,677,339
Exelon Corp.	124,436	5,600,864
FirstEnergy Corp.	35,215	1,613,551
IDACORP, Inc.	3,460	457,239
NextEra Energy, Inc.	132,348	9,990,951
NRG Energy, Inc.	7,576	1,226,933
OGE Energy Corp.	12,891	596,467
PG&E Corp.	403,497	6,084,735
Pinnacle West Capital Corp.	7,645	685,451
PPL Corp.	47,498	1,765,026
Southern Co. (The)	140,940	13,356,884
Xcel Energy, Inc.	203,656	16,424,856

		94,194,090

Gas Utilities (0.3%)
Atmos Energy Corp.	69,977	11,948,573
MDU Resources Group, Inc.	13,013	231,761
National Fuel Gas Co.	5,755	531,589
UGI Corp.	13,799	458,955

		13,170,878

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	45,561	599,583
Brookfield Renewable Corp.	8,667	298,318
Clearway Energy, Inc., Class A	2,222	59,838
Clearway Energy, Inc., Class C	5,220	147,465
Talen Energy Corp.*	2,911	1,238,281
Vistra Corp.	10,154	1,989,372

		4,332,857

Multi-Utilities (0.9%)
Ameren Corp.	42,846	4,472,265
CenterPoint Energy, Inc.	41,817	1,622,500
CMS Energy Corp.	19,091	1,398,607
Consolidated Edison, Inc.	23,133	2,325,329
Dominion Energy, Inc.	162,240	9,924,221
DTE Energy Co.	13,297	1,880,595
NiSource, Inc.	30,197	1,307,530
Public Service Enterprise Group, Inc.	32,048	2,674,726
Sempra	41,893	3,769,532
WEC Energy Group, Inc.	20,498	2,348,866

		31,724,171

Water Utilities (0.3%)
American Water Works Co., Inc.	66,218	9,216,884
Essential Utilities, Inc.	17,688	705,751

		9,922,635

Total Utilities		153,344,631

Total Common Stocks (82.1%) (Cost $1,740,635,537)		2,978,476,623

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	794	531,424
iShares Morningstar Growth ETF	10,600	1,105,580
iShares Morningstar U.S. Equity ETF(x)	5,416	500,547
iShares Morningstar Value ETF‡	691,510	62,249,730
iShares Russell 1000 ETF(x)	1,631	596,098
iShares Russell 1000 Value ETF(x)	226,788	46,171,769
SPDR Portfolio S&P 500 Growth ETF	28,000	2,926,280
SPDR Portfolio S&P 500 Value ETF(x)	1,302,900	72,089,457
Vanguard Growth ETF	7,190	3,448,396
Vanguard Large-Cap ETF	1,464	450,707
Vanguard Russell 1000 Growth ETF	32,000	3,856,000
Vanguard Russell 1000 Value ETF	723,000	64,614,510
Vanguard Value ETF	376,501	70,213,671

Total Exchange Traded Funds (9.1%) (Cost $189,157,275)		328,754,169

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	15,000,000	15,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	920,451	920,451
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	65,112,686	65,138,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		82,059,182

Total Short-Term Investments (2.3%) (Cost $82,055,318)		82,059,182

Total Investments in Securities (93.5%) (Cost $2,011,850,472)		3,389,291,647
Other Assets Less Liabilities (6.5%)		236,691,420

Net Assets (100%)		$3,625,983,067

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $53,989,554.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $34,786,337. This was collateralized by $18,573,355 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $16,920,451 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	691,510	71,684,306	2,548,847	(19,272,708)	6,284,080	1,005,205	62,249,730	952,153	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	422	12/2025	USD	142,187,625	1,901,535
S&P Midcap 400 E-Mini Index	510	12/2025	USD	167,596,200	(3,097,776)

					(1,196,241)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$213,526,414	$—	$—	$213,526,414
Consumer Discretionary	216,696,196	—	—	216,696,196
Consumer Staples	192,385,290	5,617,262	—	198,002,552
Energy	153,185,439	—	—	153,185,439
Financials	668,830,952	299,801	—	669,130,753
Health Care	345,764,697	—	—	345,764,697
Industrials	377,086,619	—	—	377,086,619
Information Technology	418,631,310	—	—	418,631,310
Materials	135,511,451	—	—	135,511,451
Real Estate	97,596,561	—	—	97,596,561
Utilities	153,344,631	—	—	153,344,631
Exchange Traded Funds	328,754,169	—	—	328,754,169
Futures	1,901,535	—	—	1,901,535
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	82,059,182	—	—	82,059,182

Total Assets	$3,385,274,446	$5,917,063	$1,673	$3,391,193,182

Liabilities:
Futures	$(3,097,776)	$—	$—	$(3,097,776)

Total Liabilities	$(3,097,776)	$—	$—	$(3,097,776)

Total	$3,382,176,670	$5,917,063	$1,673	$3,388,095,406

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,432,575,676
Aggregate gross unrealized depreciation	(113,482,054)

Net unrealized appreciation	$1,319,093,622

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,069,001,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (12.3%)
Arcos Dorados Holdings, Inc., Class A	422,353	$2,850,883
Banco do Brasil SA	2,067,500	8,546,198
BB Seguridade Participacoes SA	1,385,800	8,654,985
Engie Brasil Energia SA	511,500	3,910,552
Motiva Infraestrutura de Mobilidade SA	1,838,210	5,132,378
Petroleo Brasileiro SA - Petrobras (ADR)	462,968	5,861,175
PRIO SA*	622,600	4,455,791
Rede D’Or Sao Luiz SA(m)	743,800	5,894,778
Suzano SA*	403,700	3,782,708
Vale SA (ADR), Class B	579,127	6,289,319
Vibra Energia SA	1,649,800	7,637,949

		63,016,716

China (21.5%)
Alibaba Group Holding Ltd.	391,800	8,911,468
Anhui Conch Cement Co. Ltd., Class H	1,823,874	5,507,751
China Construction Bank Corp., Class H	12,912,574	12,411,549
China Medical System Holdings Ltd.	2,970,000	5,339,317
China Merchants Bank Co. Ltd., Class H	1,276,281	7,668,888
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,800,000	4,169,728
ENN Natural Gas Co. Ltd., Class A	1,945,710	4,914,534
Hengan International Group Co. Ltd.	1,241,973	4,053,754
Huayu Automotive Systems Co. Ltd., Class A	1,490,696	4,292,967
Lenovo Group Ltd.	4,362,000	6,474,097
Midea Group Co. Ltd., Class A	537,500	5,486,412
NetEase, Inc.	196,300	5,973,289
Ping An Insurance Group Co. of China Ltd., Class H	1,059,500	7,222,672
Sinopharm Group Co. Ltd., Class H	2,929,031	6,902,952
Tencent Holdings Ltd.	67,200	5,725,249
Tingyi Cayman Islands Holding Corp.	3,824,000	5,120,321
Want Want China Holdings Ltd.	6,655,000	4,523,924
Weichai Power Co. Ltd., Class H	3,289,906	5,897,518

		110,596,390

Egypt (0.9%)
Commercial International Bank - Egypt (CIB) (Registered) (GDR)(m)	2,232,466	4,509,581

Greece (2.3%)
National Bank of Greece SA	527,696	7,660,630
OPAP SA	184,107	4,294,917

		11,955,547

Hong Kong (0.9%)
ASMPT Ltd.	443,612	4,677,281

Hungary (2.7%)
MOL Hungarian Oil & Gas plc	588,996	4,783,836
OTP Bank Nyrt.	104,054	8,986,928

		13,770,764

India (6.0%)
Axis Bank Ltd.	298,373	3,802,722
Indus Towers Ltd.*	2,116,883	8,175,351
Infosys Ltd. (ADR)(x)	459,846	7,481,694
Tata Consultancy Services Ltd.	183,950	5,984,105
UPL Ltd.	758,097	5,599,358

		31,043,230

Indonesia (4.2%)
Astra International Tbk. PT	15,153,696	5,251,281
Bank Mandiri Persero Tbk. PT	17,891,156	4,723,737
Telkom Indonesia Persero Tbk. PT (ADR)(x)*	410,984	7,734,719
United Tractors Tbk. PT	2,302,000	3,698,533

		21,408,270

Mexico (7.9%)
America Movil SAB de CV (ADR)(x)	353,956	7,433,076
Cemex SAB de CV (ADR)	418,764	3,764,688
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	28,367	6,728,369
Grupo Financiero Banorte SAB de CV, Class O	919,447	9,234,384
Grupo Mexico SAB de CV	564,779	4,914,581
Kimberly-Clark de Mexico SAB de CV, Class A	2,279,273	4,799,124
Ternium SA (ADR)	111,949	3,887,989

		40,762,211

Peru (0.9%)
Credicorp Ltd.	17,264	4,597,058

Philippines (0.9%)
International Container Terminal Services, Inc.	552,710	4,478,660

Poland (0.1%)
InPost SA*	28,762	352,876

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (6.8%)
Bidvest Group Ltd.	376,654	4,619,737
Kumba Iron Ore Ltd.	80,408	1,512,480
Life Healthcare Group Holdings Ltd.	4,968,419	3,334,336
Nedbank Group Ltd.	484,084	5,984,478
Sanlam Ltd.	1,234,595	5,975,669
Standard Bank Group Ltd.	513,197	7,024,588
Vodacom Group Ltd.	847,659	6,542,239

		34,993,527

South Korea (11.0%)
Coway Co. Ltd.	73,919	5,189,424
Hyundai Mobis Co. Ltd.	20,948	4,456,704
KB Financial Group, Inc.	109,176	8,987,440
Kia Corp.	82,068	5,890,202
KT Corp.	132,222	4,759,068
KT&G Corp.	40,428	3,849,600
Shinhan Financial Group Co. Ltd.	186,303	9,401,128
SK Hynix, Inc.	57,554	14,254,670

		56,788,236

Taiwan (14.4%)
ASE Technology Holding Co. Ltd.	1,758,000	9,459,676
Globalwafers Co. Ltd.	400,000	6,122,449
MediaTek, Inc.	192,000	8,284,008
Novatek Microelectronics Corp.	341,000	4,771,852
Quanta Computer, Inc.	852,000	8,106,831
Taiwan Semiconductor Manufacturing Co. Ltd.	531,429	22,754,605
Wiwynn Corp.	75,000	8,157,523
Yageo Corp.	1,172,304	6,538,870

		74,195,814

Thailand (1.5%)
Kasikornbank PCL	884,767	4,559,669
PTT Exploration & Production PCL	871,600	3,093,165

		7,652,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Turkiye (1.0%)
BIM Birlesik Magazalar A/S	401,328	$5,222,049

United Kingdom (0.9%)
Unilever plc	82,434	4,893,280

United States (1.2%)
Schlumberger NV	179,347	6,164,156

Total Common Stocks (97.4%) (Cost $414,115,004)		501,078,480

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	3,674,458	3,674,458
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	2,258,543	2,259,446
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	3,501,200	3,501,200

Total Investment Companies		14,435,104

Total Short-Term Investments (2.8%) (Cost $14,434,639)		14,435,104

Total Investments in Securities (100.2%) (Cost $428,549,643)		515,513,584
Other Assets Less Liabilities (-0.2%)		(1,264,400)

Net Assets (100%)		$514,249,184

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $10,404,359 or 2.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $18,551,337. This was collateralized by $6,871,259 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/23/25 –2/15/55 and by cash of $12,175,658 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$129,952,304	25.3%
Information Technology	113,067,661	22.0
Consumer Discretionary	49,010,926	9.5
Communication Services	46,342,991	9.0
Consumer Staples	36,631,780	7.1
Materials	35,258,874	6.9
Industrials	32,460,819	6.3
Energy	28,056,656	5.4
Health Care	21,471,383	4.2
Investment Companies	14,435,104	2.8
Utilities	8,825,086	1.7
Cash and Other	(1,264,400)	(0.2)

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$63,016,716	$—	$—		$63,016,716
China	—	110,596,390	—		110,596,390
Egypt	—	4,509,581	—		4,509,581
Greece	—	11,955,547	—		11,955,547
Hong Kong	—	4,677,281	—		4,677,281
Hungary	—	13,770,764	—		13,770,764
India	7,481,694	23,561,536	—		31,043,230
Indonesia	7,734,719	13,673,551	—		21,408,270
Mexico	40,762,211	—	—		40,762,211
Peru	4,597,058	—	—		4,597,058
Philippines	—	4,478,660	—		4,478,660
Poland	—	352,876	—		352,876
Russia	—	—	—	(a)	—	(a)
South Africa	—	34,993,527	—		34,993,527
South Korea	—	56,788,236	—		56,788,236
Taiwan	—	74,195,814	—		74,195,814
Thailand	—	7,652,834	—		7,652,834
Turkiye	—	5,222,049	—		5,222,049
United Kingdom	—	4,893,280	—		4,893,280
United States	6,164,156	—	—		6,164,156
Short-Term Investments
Investment Companies	14,435,104	—	—		14,435,104

Total Assets	$144,191,658	$371,321,926	$—		$515,513,584

Total Liabilities	$—	$—	$—		$—

Total	$144,191,658	$371,321,926	$—		$515,513,584

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,233,441
Aggregate gross unrealized depreciation	(34,481,435)

Net unrealized appreciation	$84,752,006

Federal income tax cost of investments in securities and derivative instruments, if applicable	$430,761,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (43.0%)
Communication Services (6.1%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$12,378,772
4.300%, 12/15/42	12,555,000	10,822,622
4.750%, 5/15/46	6,940,000	6,157,408
4.550%, 3/9/49	7,826,000	6,596,578
3.550%, 9/15/55	7,260,000	4,997,594
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,296,962
4.895%, 3/6/48	640,000	548,611
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,506,103
2.850%, 9/3/41	6,480,000	4,698,857
4.862%, 8/21/46	4,360,000	3,967,832
3.700%, 3/22/61	155,000	108,878

		61,080,217

Entertainment (0.0%)†
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	266,555

Interactive Media & Services (0.2%)
Alphabet, Inc.
2.250%, 8/15/60	6,970,000	3,738,771

Media (2.7%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,985,459
5.375%, 5/1/47	2,529,000	2,185,132
5.750%, 4/1/48	7,520,000	6,808,307
3.900%, 6/1/52	2,045,000	1,379,802
6.834%, 10/23/55	5,753,000	5,876,114
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,983,405
3.750%, 4/1/40	210,000	176,292
3.969%, 11/1/47	2,640,000	2,057,406
4.049%, 11/1/52	225,000	171,957
5.650%, 6/1/54(x)	4,600,000	4,489,911
2.937%, 11/1/56	8,190,000	4,845,134
2.987%, 11/1/63	289,000	164,369
Grupo Televisa SAB
6.625%, 1/15/40	2,970,000	2,732,816
5.000%, 5/13/45(x)	400,000	279,500
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,790,446
Paramount Global
5.900%, 10/15/40	1,328,000	1,215,688
4.850%, 7/1/42	710,000	579,199
4.375%, 3/15/43	678,000	521,023
5.850%, 9/1/43	7,960,000	7,263,556
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,892,628
5.500%, 9/1/41	8,290,000	7,601,018
4.500%, 9/15/42	4,211,000	3,379,075

		71,378,237

Wireless Telecommunication Services (0.9%)
Rogers Communications, Inc.
5.450%, 10/1/43	7,294,000	7,038,732
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,907,106
5.500%, 1/15/55	5,730,000	5,520,180
3.600%, 11/15/60	7,100,000	4,804,799

		24,270,817

Total Communication Services		160,734,597

Consumer Discretionary (2.3%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	388,791
5.750%, 9/13/54(x)	4,400,000	4,184,836

		4,573,627

Automobiles (0.4%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,605,814
5.950%, 4/1/49	6,660,000	6,469,830

		11,075,644

Broadline Retail (1.0%)
Alibaba Group Holding Ltd.
2.700%, 2/9/41	8,800,000	6,566,560
3.150%, 2/9/51	200,000	140,138
Amazon.com, Inc.
2.875%, 5/12/41	540,000	414,438
4.950%, 12/5/44	2,136,000	2,105,934
4.050%, 8/22/47	5,610,000	4,728,718
3.250%, 5/12/61	41,000	27,342
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,156,150
3.650%, 5/10/51	6,826,000	5,072,592
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,966,608

		25,178,480

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
4.450%, 3/1/47	2,590,000	2,234,035
3.625%, 9/1/49	67,000	50,273
Starbucks Corp.
4.500%, 11/15/48	251,000	212,980

		2,497,288

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,464,460

Leisure Products (0.1%)
Hasbro, Inc.
5.100%, 5/15/44	3,780,000	3,345,165

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	819,155
Home Depot, Inc. (The)
5.950%, 4/1/41	79,000	84,905
4.250%, 4/1/46	1,522,000	1,309,037
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	99,114
3.000%, 10/15/50	394,000	253,361
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,042,083

		9,607,655

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,185,251
3.375%, 3/27/50(x)	150,000	108,324

		1,293,575

Total Consumer Discretionary		60,035,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (3.3%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	$132,000	$168,855
5.550%, 1/23/49	5,560,000	5,619,880
5.800%, 1/23/59	819,000	848,486
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	579,548
Diageo Capital plc
3.875%, 4/29/43	922,000	763,186
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,513,030
PepsiCo, Inc.
3.450%, 10/6/46	719,000	548,978

		18,041,963

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	132,721
4.450%, 2/1/47	3,500,000	2,973,220
Sysco Corp.
6.600%, 4/1/50	2,690,000	2,981,144
Target Corp.
3.625%, 4/15/46	1,628,000	1,254,238
Walmart, Inc.
4.050%, 6/29/48	3,609,000	3,025,146

		10,366,469

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,704,985
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	9,924,341
General Mills, Inc.
5.400%, 6/15/40	147,000	146,162
4.700%, 4/17/48	390,000	343,314
JBS USA Holding Lux Sarl
4.375%, 2/2/52(x)	961,000	754,248
6.500%, 12/1/52	2,330,000	2,451,126
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	679,126
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,928,789
5.100%, 9/28/48	3,472,000	3,192,317

		22,124,408

Household Products (0.1%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,247,933

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,190,044

Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	649,230
5.950%, 2/14/49	3,077,000	3,137,943
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	8,170,682
4.540%, 8/15/47	3,549,000	2,957,072
4.758%, 9/6/49	6,550,000	5,566,025
7.081%, 8/2/53	5,472,000	6,251,651
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	66,230
4.250%, 11/10/44	623,000	535,224
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,328,840

		28,662,897

Total Consumer Staples		88,633,714

Energy (3.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	594,791
Halliburton Co.
5.000%, 11/15/45	540,000	490,304
NOV, Inc.
3.950%, 12/1/42	767,000	596,070

		1,681,165

Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,210,296
2.939%, 6/4/51	8,235,000	5,296,560
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	261,989
Devon Energy Corp.
5.600%, 7/15/41(x)	9,174,000	8,806,479
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	1,980,391
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,365,954
Enbridge, Inc.
4.500%, 6/10/44	185,000	158,423
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,309,070
6.500%, 2/1/42	7,690,000	8,123,152
5.000%, 5/15/44(e)	69,000	61,072
6.125%, 12/15/45	4,377,000	4,391,459
5.300%, 4/15/47	538,000	484,093
5.400%, 10/1/47	982,000	894,384
6.000%, 6/15/48	180,000	176,592
Enterprise Products Operating LLC
5.550%, 2/16/55	5,650,000	5,572,681
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,136,377
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,986,166
4.327%, 3/19/50	6,275,000	5,365,066
Hess Corp.
5.800%, 4/1/47	1,250,000	1,295,571
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	633,959
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,802,172
4.750%, 9/15/44	1,055,000	909,781
5.000%, 9/15/54	2,494,000	2,116,582
MPLX LP
5.200%, 3/1/47	2,449,000	2,194,039
5.500%, 2/15/49	880,000	820,459
ONEOK Partners LP
6.125%, 2/1/41	86,000	87,844
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,851,039
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,076,679
Phillips 66
5.875%, 5/1/42	1,742,000	1,779,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Plains All American Pipeline LP
4.900%, 2/15/45	$8,238,000	$7,160,815
Shell Finance US, Inc.
4.000%, 5/10/46	820,000	670,745
3.250%, 4/6/50	5,890,000	4,147,440
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	1,933,428
Valero Energy Corp.
6.625%, 6/15/37	104,000	114,975
Williams Cos., Inc. (The)
5.100%, 9/15/45	1,435,000	1,320,168

		92,494,921

Total Energy		94,176,086

Financials (6.0%)
Banks (1.4%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	85,000	79,222
(SOFR + 1.58%), 3.311%, 4/22/42(k)	8,700,000	6,905,896
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	128,859
Citigroup, Inc.
5.875%, 1/30/42	980,000	1,034,929
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,354,855
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	398,186
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)	159,000	143,356
5.400%, 1/6/42	163,000	165,728
(CME Term SOFR 3 Month + 1.46%), 3.157%, 4/22/42(k)	8,690,000	6,784,194
5.625%, 8/16/43	7,704,000	7,922,945
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	30,658
(Zero Coupon), 6/29/37	135,000	81,759
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41(x)	1,600,000	1,120,271
2.930%, 9/17/41	212,000	156,361
6.184%, 7/13/43	7,050,000	7,688,746
Wells Fargo & Co.
5.606%, 1/15/44	151,000	150,782
3.900%, 5/1/45	408,000	334,684
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,162,309

		36,643,740

Capital Markets (1.8%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	861,783
5.968%, 3/4/54	20,000	20,567
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42(k)	8,542,000	6,570,699
(SOFR + 1.47%), 2.908%, 7/21/42(k)	8,660,000	6,366,169
4.800%, 7/8/44	6,797,000	6,272,267
4.750%, 10/21/45	1,250,000	1,136,850
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,281,585
Moody’s Corp.
5.250%, 7/15/44	55,000	53,907
4.875%, 12/17/48	6,262,000	5,709,828
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42(k)	8,730,000	6,832,182
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,914,567
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	71,086
Raymond James Financial, Inc.
3.750%, 4/1/51	3,680,000	2,748,621
UBS AG
4.500%, 6/26/48	3,200,000	2,839,798

		48,679,909

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,689,113

Financial Services (0.4%)
Global Payments, Inc.
4.150%, 8/15/49	290,000	220,499
Mastercard, Inc.
3.950%, 2/26/48	493,000	404,076
3.650%, 6/1/49	64,000	49,404
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,457,628
PayPal Holdings, Inc.
5.500%, 6/1/54	4,060,000	4,052,683
Woodside Finance Ltd.
5.700%, 9/12/54	1,370,000	1,306,241

		10,490,531

Insurance (2.3%)
Alleghany Corp.
3.250%, 8/15/51	850,000	587,484
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	963,032
3.850%, 8/10/49	2,664,000	2,068,302
American International Group, Inc.
4.750%, 4/1/48	6,870,000	6,189,059
Aon Corp.
2.900%, 8/23/51	5,200,000	3,281,225
Aon Global Ltd.
4.750%, 5/15/45	846,000	760,517
Aon North America, Inc.
5.750%, 3/1/54	5,850,000	5,880,510
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,648,499
5.550%, 2/15/55	5,220,000	5,091,356
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	5,926,909
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,529,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hartford Insurance Group, Inc. (The)
4.400%, 3/15/48	$7,230,000	$6,265,969
2.900%, 9/15/51	166,000	107,995
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	21,061
5.700%, 9/15/53	780,000	798,075
MetLife, Inc.
6.400%, 12/15/36	170,000	178,500
4.875%, 11/13/43	686,000	644,289
Progressive Corp. (The)
4.125%, 4/15/47	832,000	698,103
3.950%, 3/26/50	691,000	558,286
Prudential Financial, Inc.
3.935%, 12/7/49	7,385,000	5,805,587
Travelers Cos., Inc. (The)
3.750%, 5/15/46	871,000	693,977
4.000%, 5/30/47	174,000	142,811
2.550%, 4/27/50	172,000	105,360
Willis North America, Inc.
5.900%, 3/5/54	5,450,000	5,530,714

		61,477,319

Total Financials		159,980,612

Health Care (6.5%)
Biotechnology (1.5%)
AbbVie, Inc.
4.400%, 11/6/42	31,000	27,903
4.450%, 5/14/46	297,000	261,309
4.875%, 11/14/48	5,889,000	5,470,724
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,511,606
5.150%, 11/15/41	8,059,000	7,822,319
5.600%, 3/2/43	7,510,000	7,571,018
4.563%, 6/15/48	1,009,000	869,008
5.650%, 3/2/53	680,000	678,167
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,987,554
Biogen, Inc.
3.150%, 5/1/50	1,279,000	827,761
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	7,135,882
4.750%, 3/1/46	1,570,000	1,441,894
4.150%, 3/1/47	804,000	677,762

		41,282,907

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories
4.750%, 4/15/43	5,630,000	5,381,240
4.900%, 11/30/46	6,620,000	6,352,764
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	888,102
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	127,583
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,945,408
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	293,154
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	3,028,203
Stryker Corp.
4.375%, 5/15/44	157,000	136,818
4.625%, 3/15/46	144,000	130,415

		20,283,687

Health Care Providers & Services (3.0%)
Banner Health
2.907%, 1/1/42	5,162,000	3,838,812
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	955,777
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	902,926
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,285,267
Children’s Health System of Texas
2.511%, 8/15/50	590,000	351,269
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,221,432
6.125%, 11/15/41	261,000	275,547
4.800%, 7/15/46	1,279,000	1,139,012
CommonSpirit Health
3.910%, 10/1/50	1,192,000	896,329
CVS Health Corp.
2.700%, 8/21/40	219,000	155,132
6.000%, 6/1/44	3,860,000	3,908,756
5.125%, 7/20/45	2,245,000	2,037,334
5.050%, 3/25/48	10,191,000	9,046,936
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,454,597
4.375%, 12/1/47	920,000	762,725
4.550%, 3/1/48	6,930,000	5,885,402
3.125%, 5/15/50	3,631,000	2,397,304
3.600%, 3/15/51	1,927,000	1,378,244
5.650%, 6/15/54	720,000	706,693
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,796,605
5.250%, 6/15/49	3,520,000	3,203,727
3.500%, 7/15/51	419,000	286,749
5.900%, 6/1/53	4,960,000	4,885,061
Humana, Inc.
4.950%, 10/1/44	909,000	806,847
5.750%, 4/15/54	1,320,000	1,260,971
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,024,894
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	942,325
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	435,045
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,865,225
Rady Children’s Hospital- San Diego
Series 21A
3.154%, 8/15/51	964,000	652,575
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	533,442
3.361%, 8/15/50	2,003,000	1,419,156
UnitedHealth Group, Inc.
5.500%, 7/15/44	7,030,000	7,008,973
4.250%, 4/15/47	96,000	79,636
3.700%, 8/15/49	4,300,000	3,207,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	$1,023,000	$605,055

		80,613,056

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,788,752

Pharmaceuticals (1.1%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,937,248
4.375%, 8/17/48	5,814,000	5,102,177
Eli Lilly & Co.
4.150%, 3/15/59	673,000	541,465
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	886,890
Johnson & Johnson
3.700%, 3/1/46	483,000	395,938
3.750%, 3/3/47	1,568,000	1,288,307
Merck & Co., Inc.
4.150%, 5/18/43	232,000	201,544
4.000%, 3/7/49	4,607,000	3,727,765
Mylan, Inc.
5.200%, 4/15/48	1,431,000	1,170,968
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,583,379
Pfizer, Inc.
3.900%, 3/15/39	33,000	29,101
4.300%, 6/15/43	179,000	156,441
4.125%, 12/15/46	227,000	189,067
4.200%, 9/15/48	4,713,000	3,938,392
Takeda Pharmaceutical Co. Ltd.
3.175%, 7/9/50	400,000	269,963

		28,418,645

Total Health Care		172,387,047

Industrials (3.7%)
Aerospace & Defense (1.0%)
Boeing Co. (The)
3.850%, 11/1/48	38,000	28,187
5.805%, 5/1/50	11,061,000	10,998,621
General Dynamics Corp.
4.250%, 4/1/40	552,000	504,537
L3Harris Technologies, Inc.
5.054%, 4/27/45	766,000	737,319
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,385,033
4.750%, 6/1/43	402,000	371,812
5.250%, 5/1/50	12,515,000	11,962,325
RTX Corp.
4.350%, 4/15/47	298,000	253,878

		26,241,712

Air Freight & Logistics (0.4%)
FedEx Corp.
4.400%, 1/15/47§	7,305,000	5,959,055
United Parcel Service, Inc.
5.300%, 4/1/50(x)	2,870,000	2,770,064
5.500%, 5/22/54	1,490,000	1,472,520

		10,201,639

Commercial Services & Supplies (0.4%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	882,975
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,517,449
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	894,705
5.350%, 10/15/54	5,460,000	5,369,524

		10,664,653

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	662,496
3.915%, 9/15/47	329,000	266,785
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,494,281

		3,423,562

Ground Transportation (1.3%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	82,917
4.900%, 4/1/44	850,000	808,779
4.125%, 6/15/47	539,000	452,645
5.500%, 3/15/55	5,400,000	5,398,270
Canadian National Railway Co.
3.650%, 2/3/48	264,000	204,021
Canadian Pacific Railway Co.
3.100%, 12/2/51	830,000	558,645
CSX Corp.
6.150%, 5/1/37	32,000	35,335
4.100%, 3/15/44	32,000	27,094
4.750%, 11/15/48	4,706,000	4,249,864
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	207,587
3.942%, 11/1/47	7,186,000	5,752,587
4.050%, 8/15/52	1,015,000	809,384
3.155%, 5/15/55	4,276,000	2,835,491
Uber Technologies, Inc.
5.350%, 9/15/54	160,000	154,862
Union Pacific Corp.
5.600%, 12/1/54	5,400,000	5,474,614
3.950%, 8/15/59	10,550,000	7,938,382

		34,990,477

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	24,857
3.250%, 8/26/49	3,076,000	2,139,107
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,037,813

		5,201,777

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	28,464
3.803%, 8/15/42	522,000	438,894
4.750%, 5/15/64	522,000	466,236
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,300,408
Deere & Co.
3.900%, 6/9/42	503,000	433,902
2.875%, 9/7/49	804,000	545,323
3.750%, 4/15/50	665,000	524,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Parker-Hannifin Corp.
4.000%, 6/14/49	$1,385,000	$1,119,124

		6,857,350

Total Industrials		97,581,170

Information Technology (3.1%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	31,214

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
5.375%, 11/15/54	4,590,000	4,564,841
Corning, Inc.
4.750%, 3/15/42	201,000	185,938
5.350%, 11/15/48	5,255,000	5,095,395

		9,846,174

IT Services (0.1%)
IBM International Capital Pte. Ltd.
5.300%, 2/5/54	2,300,000	2,200,610
International Business Machines Corp.
4.700%, 2/19/46	319,000	287,032

		2,487,642

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,177,673
4.350%, 4/1/47	2,900,000	2,529,650
Broadcom, Inc.
3.500%, 2/15/41§	1,116,000	916,224
Intel Corp.
4.600%, 3/25/40	1,715,000	1,558,092
4.800%, 10/1/41	87,000	78,435
5.625%, 2/10/43	5,260,000	5,200,991
4.100%, 5/19/46	1,472,000	1,154,426
4.100%, 5/11/47	409,000	318,251
KLA Corp.
5.000%, 3/15/49	4,044,000	3,818,886
NXP BV
3.250%, 5/11/41	3,363,000	2,568,189
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,125,427
4.300%, 5/20/47	801,000	685,686
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	338,988
TSMC Arizona Corp.
4.500%, 4/22/52	800,000	764,320

		22,235,238

Software (1.4%)
Microsoft Corp.
3.450%, 8/8/36	65,000	59,417
4.450%, 11/3/45	925,000	868,197
3.700%, 8/8/46	997,000	818,002
3.950%, 8/8/56	5,800,000	4,667,328
4.500%, 2/6/57	5,360,000	4,914,041
2.675%, 6/1/60	8,468,000	5,068,191
3.041%, 3/17/62	4,340,000	2,815,351
Oracle Corp.
6.500%, 4/15/38	346,000	379,330
4.500%, 7/8/44	1,011,000	861,283
4.125%, 5/15/45	870,000	697,469
4.000%, 11/15/47	4,340,000	3,348,340
6.900%, 11/9/52	5,530,000	6,170,148
5.550%, 2/6/53	6,410,000	6,055,400
4.375%, 5/15/55	305,000	238,837

		36,961,334

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
4.650%, 2/23/46	1,540,000	1,432,297
3.850%, 8/4/46	4,660,000	3,855,980
4.250%, 2/9/47	1,000,000	873,030
Dell International LLC
8.350%, 7/15/46	250,000	323,816
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	2,080,000	2,178,500
HP, Inc.
6.000%, 9/15/41	930,000	957,472

		9,621,095

Total Information Technology		81,182,697

Materials (2.3%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,025,353
Dow Chemical Co. (The)
4.375%, 11/15/42	14,830,000	12,025,318
5.550%, 11/30/48	6,791,000	6,177,893
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	207,470
5.419%, 11/15/48	8,454,000	8,300,992
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	959,000
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,480,808
3.950%, 12/1/47	202,000	165,643
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	752,275
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	159,110
Westlake Corp.
2.875%, 8/15/41	5,000,000	3,419,565

		34,673,427

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	34,922

Containers & Packaging (0.5%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,990,187
4.800%, 6/15/44	258,000	229,437
4.400%, 8/15/47	492,000	408,550
Packaging Corp. of America
4.050%, 12/15/49	898,000	710,452
Smurfit Kappa Treasury ULC
5.777%, 4/3/54	5,600,000	5,691,240

		12,029,866

Metals & Mining (0.5%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,558,047
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,391,748
Freeport-McMoRan, Inc.
5.450%, 3/15/43(x)	2,100,000	2,014,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Nucor Corp.
5.200%, 8/1/43	$559,000	$547,197
4.400%, 5/1/48	3,428,000	2,925,828
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	80,755
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,206,420
Vale SA
5.625%, 9/11/42	2,170,000	2,207,975

		13,932,334

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	555,360

Total Materials		61,225,909

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,791,062
VICI Properties LP (REIT)
5.625%, 5/15/52(x)	1,650,000	1,569,802

		7,360,864

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	467,646
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,415,334
4.950%, 9/1/48	1,523,000	1,421,125

		5,304,105

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,980,650
2.125%, 10/15/50	284,000	154,983

		2,135,633

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	445,587
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	182,178

		627,765

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	644,404
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,074,648

		2,719,052

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	286,515

Total Real Estate		18,433,934

Utilities (5.4%)
Electric Utilities (3.5%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,369,392
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	453,502
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	216,444
4.000%, 3/1/48	347,000	278,778
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,595,683
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	262,173
4.250%, 12/15/41	293,000	257,617
3.450%, 4/15/51	5,398,000	3,882,202
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,529,752
3.500%, 6/15/51	467,000	330,115
6.100%, 9/15/53	6,050,000	6,338,669
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	6,967,615
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,706,180
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,322,016
Eversource Energy
3.450%, 1/15/50	3,723,000	2,666,356
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,764,880
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,138,733
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,058,499
Nevada Power Co.
6.000%, 3/15/54	280,000	288,860
NSTAR Electric Co.
4.400%, 3/1/44	563,000	492,720
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	626,854
Pacific Gas and Electric Co.
4.500%, 7/1/40	9,440,000	8,194,798
4.200%, 6/1/41	9,666,000	7,884,160
6.750%, 1/15/53	5,830,000	6,294,678
PacifiCorp
4.150%, 2/15/50	338,000	261,232
5.800%, 1/15/55	1,920,000	1,870,879
PECO Energy Co.
2.850%, 9/15/51	757,000	485,913
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	144,175
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,061,000	848,580
Southern California Edison Co.
5.500%, 3/15/40	7,720,000	7,572,066
4.500%, 9/1/40	1,100,000	968,916
4.050%, 3/15/42	5,040,000	4,031,318
4.650%, 10/1/43	11,721,000	9,899,325
4.000%, 4/1/47	1,031,000	775,097
Series H
3.650%, 6/1/51	7,241,000	4,967,219
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	39,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Public Service Co.
6.000%, 6/1/54	$560,000	$584,247
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,712,963

		92,081,623

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,532,520
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,143,356
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	6,187,977

		10,863,853

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,118,508
6.500%, 10/1/53	1,730,000	1,915,370

		3,033,878

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,998,786
4.500%, 2/1/45	1,770,000	1,559,832
2.850%, 5/15/51	82,000	51,656
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,323,758
5.700%, 5/15/54	2,650,000	2,701,502
4.500%, 5/15/58	431,000	357,941
Series C
3.000%, 12/1/60	6,670,000	4,051,784
Series E
4.650%, 12/1/48	61,000	53,850
Consumers Energy Co.
3.950%, 5/15/43	854,000	714,742
3.750%, 2/15/50	793,000	605,954
3.100%, 8/15/50	215,000	146,578
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	387,720
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,937,218
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,684,181
Sempra
4.000%, 2/1/48	912,000	701,686
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	126,216

		35,403,404

Water Utilities (0.1%)
American Water Capital Corp.
4.150%, 6/1/49	2,197,000	1,783,911

Total Utilities		143,166,669

Total Corporate Bonds		1,137,538,329

Foreign Government Securities (2.4%)
Hungary Government Bond
7.625%, 3/29/41	68,000	80,614
Italian Republic Government Bond
4.000%, 10/17/49	437,000	326,842
3.875%, 5/6/51	799,000	572,395
Republic of Chile
3.100%, 5/7/41	2,309,000	1,764,076
4.340%, 3/7/42	8,600,000	7,632,500
5.330%, 1/5/54(x)	200,000	194,300
Republic of Indonesia
3.050%, 3/12/51	500,000	335,250
5.450%, 9/20/52	10,640,000	10,469,760
3.350%, 3/12/71	485,000	319,251
Republic of Peru
3.550%, 3/10/51	2,614,000	1,867,049
5.875%, 8/8/54	3,430,000	3,440,290
2.780%, 12/1/60	635,000	356,870
Republic of Philippines
2.650%, 12/10/45	408,000	274,533
5.950%, 10/13/47	3,600,000	3,873,150
5.500%, 1/17/48	3,200,000	3,270,000
Republic of Poland
5.500%, 4/4/53	3,430,000	3,311,905
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,471,343
United Mexican States
6.625%, 1/29/38	3,800,000	4,005,200
4.280%, 8/14/41	10,597,000	8,615,361
5.550%, 1/21/45	615,000	575,794
5.000%, 4/27/51	5,064,000	4,163,874
4.400%, 2/12/52	400,000	299,800
6.400%, 5/7/54	6,400,000	6,252,800
3.771%, 5/24/61	810,000	512,730

Total Foreign Government Securities		64,985,687

Municipal Bonds (1.4%)
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,845,747
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,294,777
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,116,720
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds,
Series 2019A
2.994%, 11/1/38	2,000,000	1,729,969
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	3,040,000	2,549,372
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,484,456
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A
6.668%, 11/15/39	150,000	164,414
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,539,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Port Authority of New York & New Jersey
4.229%, 10/15/57	$1,470,000	$1,219,278
4.458%, 10/1/62	3,900,000	3,328,510
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,231
State of California
7.625%, 3/1/40	4,735,000	5,742,624
7.600%, 11/1/40	2,980,000	3,664,919
State of California, Various Purposes, General Obligation Bonds,
Series 2009
7.550%, 4/1/39	5,170,000	6,307,994

Total Municipal Bonds		35,998,420

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	3,002,131
Inter-American Development Bank
3.200%, 8/7/42	31,000	25,140
4.375%, 1/24/44	27,000	25,407

Total Supranational		3,052,678

U.S. Government Agency Securities (0.6%)
FHLB
5.500%, 7/15/36	4,730,000	5,172,205
FNMA
5.625%, 7/15/37	5,251,000	5,818,421
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,665,071
5.250%, 9/15/39	172,000	181,956
4.250%, 9/15/65	1,226,000	1,012,036

Total U.S. Government Agency Securities		13,849,689

U.S. Treasury Obligations (49.6%)
U.S. Treasury Bonds
1.125%, 5/15/40	162,731,500	103,605,076
4.375%, 5/15/40	46,520,000	45,983,899
1.125%, 8/15/40	50,013,000	31,506,149
1.375%, 11/15/40	81,154,000	52,903,919
1.875%, 2/15/41	85,817,700	60,267,994
4.750%, 2/15/41	27,962,200	28,663,252
2.250%, 5/15/41	12,778,700	9,463,054
2.000%, 11/15/41	8,951,800	6,277,510
3.375%, 8/15/42	2,957,000	2,517,674
2.750%, 11/15/42	6,903,000	5,340,015
4.000%, 11/15/42	11,325,000	10,465,447
3.875%, 2/15/43	5,083,000	4,609,910
3.625%, 8/15/43	23,035,300	20,076,512
4.375%, 8/15/43	4,442,000	4,283,735
4.750%, 2/15/45	10,394,000	10,450,828
5.000%, 5/15/45	37,000	38,399
2.875%, 11/15/46	17,242,000	12,891,526
3.125%, 5/15/48	17,593,700	13,548,491
3.000%, 8/15/48	22,563,000	16,942,365
3.375%, 11/15/48	307,656,900	246,813,441
3.000%, 2/15/49	110,098,000	82,339,817
2.875%, 5/15/49	153,800	112,088
2.375%, 11/15/49	20,228,200	13,218,142
1.250%, 5/15/50	9,139,000	4,476,735
1.625%, 11/15/50	2,731,000	1,463,644
2.375%, 5/15/51	13,301,000	8,551,907
2.000%, 8/15/51	17,749,000	10,388,715
1.875%, 11/15/51	81,000	45,774
2.875%, 5/15/52	27,654,000	19,713,336
3.000%, 8/15/52	82,095,000	59,981,357
4.000%, 11/15/52	20,221,800	17,874,864
3.625%, 2/15/53	139,417,800	115,147,559
3.625%, 5/15/53	52,273,900	43,132,434
4.125%, 8/15/53	16,296,000	14,717,076
4.750%, 11/15/53	13,874,000	13,885,951
4.250%, 2/15/54	48,375,000	44,619,068
4.625%, 5/15/54	77,988,800	76,562,595
4.250%, 8/15/54	32,643,000	30,109,838
4.500%, 11/15/54	22,100,000	21,263,575
4.625%, 2/15/55	28,700,000	28,187,679
4.750%, 5/15/55	21,027,900	21,075,474

Total U.S. Treasury Obligations		1,313,516,824

Total Long-Term Debt Securities (97.1%) (Cost $2,840,074,242)		2,568,941,627

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	484,525	484,525
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	21,846,841	21,855,580

Total Investment Companies		24,340,105

Total Short-Term Investments (0.9%) (Cost $24,338,932)		24,340,105

Total Investments in Securities (98.0%) (Cost $2,864,413,174)		2,593,281,732
Other Assets Less Liabilities (2.0%)		54,161,746

Net Assets (100%)		$2,647,443,478

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $6,875,279 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $2,722,416. This was collateralized by $317,084 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 2/15/53 and by cash of $2,484,525 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

BAM — Build America Mutual Assurance Co.

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

ST APPROP — State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$160,734,597	$—	$160,734,597
Consumer Discretionary	—	60,035,894	—	60,035,894
Consumer Staples	—	88,633,714	—	88,633,714
Energy	—	94,176,086	—	94,176,086
Financials	—	159,980,612	—	159,980,612
Health Care	—	172,387,047	—	172,387,047
Industrials	—	97,581,170	—	97,581,170
Information Technology	—	81,182,697	—	81,182,697
Materials	—	61,225,909	—	61,225,909
Real Estate	—	18,433,934	—	18,433,934
Utilities	—	143,166,669	—	143,166,669
Foreign Government Securities	—	64,985,687	—	64,985,687
Municipal Bonds	—	35,998,420	—	35,998,420
Short-Term Investments
Investment Companies	24,340,105	—	—	24,340,105
Supranational	—	3,052,678	—	3,052,678
U.S. Government Agency Securities	—	13,849,689	—	13,849,689
U.S. Treasury Obligations	—	1,313,516,824	—	1,313,516,824

Total Assets	$24,340,105	$2,568,941,627	$—	$2,593,281,732

Total	$24,340,105	$2,568,941,627	$—	$2,593,281,732

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,974,048
Aggregate gross unrealized depreciation	(295,235,690)

Net unrealized depreciation	$(277,261,642)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,870,543,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (22.2%)
Entertainment (9.0%)
Netflix, Inc.*	54,068	$64,823,207
Walt Disney Co. (The)	177,862	20,365,199

		85,188,406

Interactive Media & Services (13.2%)
Alphabet, Inc., Class A	226,053	54,953,484
Alphabet, Inc., Class C	4,820	1,173,911
Meta Platforms, Inc., Class A	94,624	69,489,973

		125,617,368

Total Communication Services		210,805,774

Consumer Discretionary (16.7%)
Automobile Components (0.6%)
Mobileye Global, Inc., Class A*	402,858	5,688,355

Automobiles (7.4%)
Tesla, Inc.*	158,090	70,305,785

Broadline Retail (6.0%)
Alibaba Group Holding Ltd. (ADR)(x)	20,238	3,617,138
Amazon.com, Inc.*	243,673	53,503,280

		57,120,418

Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.	132,800	11,234,880
Yum China Holdings, Inc.(x)	128,045	5,495,691
Yum! Brands, Inc.	44,080	6,700,160

		23,430,731

Textiles, Apparel & Luxury Goods (0.3%)
Under Armour, Inc., Class A*	520,739	2,598,488

Total Consumer Discretionary		159,143,777

Consumer Staples (3.6%)
Beverages (3.6%)
Boston Beer Co., Inc. (The), Class A*	18,008	3,807,252
Monster Beverage Corp.*	452,839	30,480,593

Total Consumer Staples		34,287,845

Financials (7.9%)
Capital Markets (2.8%)
FactSet Research Systems, Inc.	20,723	5,936,932
MSCI, Inc.	17,148	9,729,947
SEI Investments Co.	129,348	10,975,178

		26,642,057

Financial Services (5.1%)
Block, Inc., Class A*	99,718	7,206,620
PayPal Holdings, Inc.*	93,131	6,245,365
Visa, Inc., Class A	101,578	34,676,697

		48,128,682

Total Financials		74,770,739

Health Care (14.5%)
Biotechnology (5.9%)
Alnylam Pharmaceuticals, Inc.*	74,967	34,184,952
CRISPR Therapeutics AG(x)*	84,810	5,496,536
Regeneron Pharmaceuticals, Inc.	29,123	16,374,989

		56,056,477

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	19,507	8,724,116

Health Care Technology (4.4%)
Doximity, Inc., Class A*	316,014	23,116,424
Veeva Systems, Inc., Class A*	64,487	19,211,322

		42,327,746

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	56,087	5,326,583

Pharmaceuticals (2.7%)
Novartis AG (ADR)	52,481	6,730,163
Novo Nordisk A/S (ADR)	216,094	11,991,056
Roche Holding AG (ADR)(x)	158,597	6,630,941

		25,352,160

Total Health Care		137,787,082

Industrials (6.0%)
Aerospace & Defense (4.2%)
Boeing Co. (The)*	184,174	39,750,274

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	65,627	8,045,214

Machinery (1.0%)
Deere & Co.	19,934	9,115,021

Total Industrials		56,910,509

Information Technology (28.9%)
IT Services (2.6%)
Shopify, Inc., Class A*	164,601	24,461,355

Semiconductors & Semiconductor Equipment (11.1%)
ARM Holdings plc (ADR)*	134,636	19,049,648
NVIDIA Corp.	403,488	75,282,791
QUALCOMM, Inc.	66,621	11,083,069

		105,415,508

Software (15.2%)
Autodesk, Inc.*	81,322	25,833,560
Microsoft Corp.	54,183	28,064,085
Oracle Corp.	229,344	64,500,706
Salesforce, Inc.	55,757	13,214,409
Workday, Inc., Class A*	52,325	12,596,197

		144,208,957

Total Information Technology		274,085,820

Total Common Stocks (99.8%) (Cost $353,812,259)		947,791,546

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	7,307,117	7,307,117

Total Short-Term Investments (0.8%) (Cost $7,307,117)		7,307,117

Total Investments in Securities (100.6%) (Cost $361,119,376)		955,098,663
Other Assets Less Liabilities (-0.6%)		(6,092,679)

Net Assets (100%)		$949,005,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $11,629,479. This was collateralized by $4,409,190 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/23/25 – 2/15/53 and by cash of $7,307,117 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$210,805,774	$—	$—	$210,805,774
Consumer Discretionary	159,143,777	—	—	159,143,777
Consumer Staples	34,287,845	—	—	34,287,845
Financials	74,770,739	—	—	74,770,739
Health Care	137,787,082	—	—	137,787,082
Industrials	56,910,509	—	—	56,910,509
Information Technology	274,085,820	—	—	274,085,820
Short-Term Investments
Investment Companies	7,307,117	—	—	7,307,117

Total Assets	$955,098,663	$—	$—	$955,098,663

Total Liabilities	$—	$—	$—	$—

Total	$955,098,663	$—	$—	$955,098,663

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$633,645,113
Aggregate gross unrealized depreciation	(40,113,783)

Net unrealized appreciation	$593,531,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$361,567,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Aristocrat Leisure Ltd.	266,196	$12,326,410
Lottery Corp. Ltd. (The)	673,230	2,619,401
Northern Star Resources Ltd.	508,694	7,987,585
WiseTech Global Ltd.	85,067	5,080,067

		28,013,463

Brazil (2.9%)
B3 SA - Brasil Bolsa Balcao	4,671,300	11,717,198
Banco BTG Pactual SA	838,870	7,614,413
MercadoLibre, Inc.*	2,994	6,996,798
TOTVS SA	1,112,700	9,543,850
XP, Inc., Class A	337,508	6,341,775

		42,214,034

Canada (7.6%)
Agnico Eagle Mines Ltd.	194,063	32,685,469
Element Fleet Management Corp.	630,057	16,316,199
Franco-Nevada Corp.	142,669	31,755,821
RB Global, Inc.	261,153	28,286,415

		109,043,904

China (3.7%)
Alibaba Group Holding Ltd.	636,600	14,479,430
China Resources Gas Group Ltd.	1,421,900	3,625,119
Kingsoft Corp. Ltd.	935,400	4,161,367
Tencent Holdings Ltd.	274,600	23,395,139
Yum China Holdings, Inc.	159,536	6,847,285

		52,508,340

Denmark (0.7%)
Novo Nordisk A/S, Class B	179,577	9,734,307

France (9.6%)
Air Liquide SA	137,168	28,481,904
Capgemini SE	140,595	20,393,850
Dassault Systemes SE	349,356	11,693,702
EssilorLuxottica SA	86,272	27,955,389
Kering SA	19,945	6,616,312
LVMH Moet Hennessy Louis Vuitton SE	45,754	27,959,950
Pernod Ricard SA	103,690	10,169,929
Sodexo SA	65,875	4,141,586

		137,412,622

Germany (8.2%)
Deutsche Boerse AG	67,679	18,124,491
GEA Group AG	294,343	21,719,288
Merck KGaA	61,723	7,931,392
SAP SE	178,944	47,879,329
Symrise AG, Class A	152,507	13,256,924
Zalando SE(m)*	284,781	8,696,369

		117,607,793

Hong Kong (2.5%)
AIA Group Ltd.	3,783,769	36,296,604

India (3.1%)
HDFC Bank Ltd.	2,160,573	23,141,501
Kotak Mahindra Bank Ltd.	240,431	5,396,031
Reliance Industries Ltd.	650,854	9,998,618
UPL Ltd.	896,599	6,622,344

		45,158,494

Ireland (0.3%)
Kingspan Group plc	52,381	4,354,052

Japan (10.1%)
Daiichi Sankyo Co. Ltd.	645,700	14,474,054
Hitachi Ltd.	1,812,000	48,153,362
LY Corp.	2,163,100	6,963,870
Nomura Research Institute Ltd.	423,300	16,238,164
Obic Co. Ltd.	379,800	13,236,563
Oracle Corp.	90,200	9,209,994
Pan Pacific International Holdings Corp.	1,361,000	8,973,020
Resonac Holdings Corp.	321,600	10,918,982
Sugi Holdings Co. Ltd.	285,400	6,881,945
Terumo Corp.	577,300	9,536,761

		144,586,715

Macau (0.5%)
Sands China Ltd.	2,688,800	7,497,730

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,218,416	12,237,052

Netherlands (3.7%)
Akzo Nobel NV	102,797	7,313,742
ASML Holding NV	16,715	16,250,838
Heineken NV	371,419	28,963,403

		52,527,983

Peru (1.3%)
Credicorp Ltd.	68,028	18,114,496

Singapore (1.7%)
DBS Group Holdings Ltd.	518,610	20,564,287
Singapore Technologies Engineering Ltd.	534,500	3,567,615

		24,131,902

South Korea (1.3%)
Amorepacific Corp.	75,759	6,603,703
NAVER Corp.	59,948	11,472,177

		18,075,880

Spain (2.2%)
Amadeus IT Group SA	402,248	31,877,500

Sweden (2.4%)
Assa Abloy AB, Class B	772,005	26,782,039
Atlas Copco AB, Class A	436,060	7,359,995

		34,142,034

Switzerland (1.1%)
Sika AG (Registered)	34,350	7,641,963
Sonova Holding AG (Registered)	30,874	8,400,614

		16,042,577

Taiwan (8.1%)
Delta Electronics, Inc.	1,077,000	30,177,768
Taiwan Semiconductor Manufacturing Co. Ltd.	2,014,000	86,234,989

		116,412,757

Thailand (0.4%)
Kasikornbank PCL	1,001,800	5,162,802

United Kingdom (9.4%)
AstraZeneca plc	144,039	21,661,552
Burberry Group plc*	278,448	4,373,981
Compass Group plc	390,633	13,286,413
Diageo plc	577,978	13,801,363
Flutter Entertainment plc, Class DI*	71,873	18,255,742
London Stock Exchange Group plc	73,133	8,376,046
Reckitt Benckiser Group plc	308,708	23,740,072
Rolls-Royce Holdings plc	2,003,175	32,059,434

		135,554,603

United States (15.3%)
Experian plc	374,296	18,736,202
Haleon plc	1,773,886	7,930,064
James Hardie Industries plc (CHDI)*	430,887	8,006,111
Linde plc	70,943	33,697,925
Nestle SA (Registered)	437,475	40,156,144
QIAGEN NV	297,621	13,171,460
Roche Holding AG	118,290	38,620,151
Schneider Electric SE	189,976	52,994,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	327,784	$5,845,641

		219,158,316

Total Investments in Securities (98.8%) (Cost $851,051,944)		1,417,865,960
Other Assets Less Liabilities (1.2%)		16,528,717

Net Assets (100%)		$1,434,394,677

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $8,696,369 or 0.6% of net assets.

Glossary:

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Information Technology	$265,939,114	18.5%
Industrials	260,329,219	18.1
Materials	188,368,770	13.1
Consumer Discretionary	174,947,927	12.2
Financials	173,086,696	12.1
Health Care	159,415,744	11.1
Consumer Staples	130,316,559	9.1
Communication Services	45,992,553	3.2
Energy	15,844,259	1.1
Utilities	3,625,119	0.3
Cash and Other	16,528,717	1.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$28,013,463	$—	$28,013,463
Brazil	42,214,034	—	—	42,214,034
Canada	109,043,904	—	—	109,043,904
China	6,847,285	45,661,055	—	52,508,340
Denmark	—	9,734,307	—	9,734,307
France	—	137,412,622	—	137,412,622
Germany	—	117,607,793	—	117,607,793
Hong Kong	—	36,296,604	—	36,296,604
India	—	45,158,494	—	45,158,494
Ireland	—	4,354,052	—	4,354,052
Japan	—	144,586,715	—	144,586,715
Macau	—	7,497,730	—	7,497,730
Mexico	12,237,052	—	—	12,237,052
Netherlands	—	52,527,983	—	52,527,983
Peru	18,114,496	—	—	18,114,496
Singapore	—	24,131,902	—	24,131,902
South Korea	—	18,075,880	—	18,075,880
Spain	—	31,877,500	—	31,877,500
Sweden	—	34,142,034	—	34,142,034
Switzerland	—	16,042,577	—	16,042,577
Taiwan	—	116,412,757	—	116,412,757
Thailand	—	5,162,802	—	5,162,802
United Kingdom	18,255,742	117,298,861	—	135,554,603
United States	33,697,925	185,460,391	—	219,158,316

Total Assets	$240,410,438	$1,177,455,522	$—	$1,417,865,960

Total Liabilities	$—	$—	$—	$—

Total	$240,410,438	$1,177,455,522	$—	$1,417,865,960

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$618,962,489
Aggregate gross unrealized depreciation	(59,006,943)

Net unrealized appreciation	$559,955,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$857,910,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Glencore plc	3,467,694	$15,931,205
Northern Star Resources Ltd.	753,974	11,839,006
Woodside Energy Group Ltd.	465,684	7,096,536

		34,866,747

Brazil (2.3%)
Petroleo Brasileiro SA - Petrobras (ADR)	446,695	5,279,935
Wheaton Precious Metals Corp.	248,422	27,799,987

		33,079,922

Canada (5.7%)
Agnico Eagle Mines Ltd.	144,093	24,269,166
Franco-Nevada Corp.	253,359	56,393,632

		80,662,798

Denmark (0.2%)
Novonesis Novozymes B	37,350	2,285,746

France (11.5%)
Capgemini SE	51,491	7,468,969
Cie de Saint-Gobain SA	191,789	20,639,071
Dassault Systemes SE	540,733	18,099,504
EssilorLuxottica SA	63,036	20,426,047
Legrand SA	271,405	44,801,211
LVMH Moet Hennessy Louis Vuitton SE	7,026	4,293,540
Pernod Ricard SA	124,550	12,215,881
TotalEnergies SE	565,301	34,332,769

		162,276,992

Germany (6.2%)
Beiersdorf AG	77,847	8,134,268
Deutsche Boerse AG	104,865	28,082,931
GEA Group AG	28,409	2,096,273
Knorr-Bremse AG	102,544	9,613,284
SAP SE	115,238	30,833,770
Symrise AG, Class A	96,950	8,427,540

		87,188,066

Greece (0.8%)
National Bank of Greece SA	800,650	11,623,139

Ireland (4.5%)
AIB Group plc	4,190,505	37,956,738
Bank of Ireland Group plc	1,543,166	25,391,733

		63,348,471

Italy (1.8%)
BPER Banca SpA	776,236	8,599,403
Ryanair Holdings plc (ADR)	271,353	16,340,878

		24,940,281

Japan (12.5%)
Chiba Bank Ltd. (The)	1,270,600	13,355,971
Ezaki Glico Co. Ltd.	152,800	5,231,270
Hirose Electric Co. Ltd.	63,100	7,863,766
Kose Corp.	34,400	1,379,164
Lion Corp.	120,600	1,259,537
M3, Inc.	694,400	11,203,559
Mitsubishi Electric Corp.	1,052,000	27,053,156
Nitto Denko Corp.	430,000	10,226,257
Nomura Research Institute Ltd.	147,200	5,646,723
Olympus Corp.	453,600	5,738,821
Resona Holdings, Inc.	3,465,200	35,393,614
Rohto Pharmaceutical Co. Ltd.	630,700	10,604,426
Shimadzu Corp.	429,900	10,857,602
Taisei Corp.	165,800	11,402,008
Toyo Suisan Kaisha Ltd.	270,800	19,364,439

		176,580,313

Luxembourg (0.7%)
ArcelorMittal SA	257,639	9,249,871

Netherlands (3.1%)
ASML Holding NV	12,103	11,766,909
Euronext NV(m)	140,559	21,023,968
Wolters Kluwer NV	76,331	10,408,946

		43,199,823

Norway (0.8%)
Aker BP ASA	468,609	11,884,798

Portugal (0.4%)
Galp Energia SGPS SA	296,083	5,596,622

South Korea (2.3%)
Samsung Electronics Co. Ltd.	409,338	24,477,715
Samsung Fire & Marine Insurance Co. Ltd.	26,781	8,618,097

		33,095,812

Spain (4.4%)
Amadeus IT Group SA	250,123	19,821,841
CaixaBank SA	4,021,091	42,233,725

		62,055,566

Sweden (2.1%)
Assa Abloy AB, Class B	503,555	17,469,096
Epiroc AB, Class A	249,688	5,261,950
Svenska Cellulosa AB SCA, Class B	481,914	6,365,356

		29,096,402

Switzerland (5.6%)
Chocoladefabriken Lindt & Spruengli AG	328	5,010,339
Cie Financiere Richemont SA (Registered)	41,544	7,911,652
Julius Baer Group Ltd.	133,944	9,247,613
Sandoz Group AG	303,833	18,003,646
Schindler Holding AG	22,136	8,375,558
Sika AG (Registered)	25,531	5,679,970
UBS Group AG (Registered)	613,124	25,039,459

		79,268,237

Taiwan (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	191,997	53,622,842

United Kingdom (11.0%)
Croda International plc	83,990	3,054,388
Diageo plc	558,295	13,331,359
Hiscox Ltd.	404,508	7,447,672
IMI plc	658,661	20,250,147
Intertek Group plc	74,533	4,733,306
Lloyds Banking Group plc	15,112,820	17,036,609
London Stock Exchange Group plc	152,485	17,464,364
NatWest Group plc	5,862,169	41,123,106
Reckitt Benckiser Group plc	118,070	9,079,746
Smith & Nephew plc	886,804	15,951,864
Spirax Group plc	57,797	5,297,380

		154,769,941

United States (15.0%)
Agilent Technologies, Inc.	136,014	17,457,397
Alcon AG	122,408	9,112,365
Cadence Design Systems, Inc.*	20,326	7,139,711
CRH plc	174,215	20,888,378
Experian plc	414,594	20,753,406
Haleon plc	5,335,746	23,853,173
Kenvue, Inc.	745,397	12,097,793
Roche Holding AG	74,107	24,194,974
Schneider Electric SE	141,162	39,377,744
Tenaris SA	392,924	7,007,336
Waters Corp.*	38,191	11,450,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	50,109	$17,310,154

		210,642,475

Total Common Stocks (97.2%) (Cost $921,843,857)		1,369,334,864

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	9,518,426	9,522,234

Total Short-Term Investments (0.7%) (Cost $9,521,529)		9,522,234

Total Investments in Securities (97.9%) (Cost $931,365,386)		1,378,857,098
Other Assets Less Liabilities (2.1%)		29,333,669

Net Assets (100%)		$1,408,190,767

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $21,023,968 or 1.5% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2025	Market Value	% of Net Assets
Financials	$366,948,296	26.1%
Industrials	263,873,414	18.7
Materials	202,410,502	14.4
Information Technology	177,777,511	12.6
Health Care	157,391,890	11.2
Consumer Staples	97,708,222	6.9
Energy	71,197,996	5.0
Consumer Discretionary	32,027,033	2.3
Investment Companies	9,522,234	0.7
Cash and Other	29,333,669	2.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$34,866,747	$—	$34,866,747
Brazil	33,079,922	—	—	33,079,922
Canada	80,662,798	—	—	80,662,798
Denmark	—	2,285,746	—	2,285,746
France	—	162,276,992	—	162,276,992
Germany	—	87,188,066	—	87,188,066
Greece	—	11,623,139	—	11,623,139
Ireland	—	63,348,471	—	63,348,471
Italy	16,340,878	8,599,403	—	24,940,281
Japan	—	176,580,313	—	176,580,313
Luxembourg	—	9,249,871	—	9,249,871
Netherlands	—	43,199,823	—	43,199,823
Norway	—	11,884,798	—	11,884,798
Portugal	—	5,596,622	—	5,596,622
South Korea	—	33,095,812	—	33,095,812
Spain	—	62,055,566	—	62,055,566
Sweden	—	29,096,402	—	29,096,402
Switzerland	—	79,268,237	—	79,268,237
Taiwan	53,622,842	—	—	53,622,842
United Kingdom	—	154,769,941	—	154,769,941
United States	86,343,477	124,298,998	—	210,642,475
Short-Term Investments
Investment Companies	9,522,234	—	—	9,522,234

Total Assets	$279,572,151	$1,099,284,947	$—	$1,378,857,098

Total Liabilities	$—	$—	$—	$—

Total	$279,572,151	$1,099,284,947	$—	$1,378,857,098

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,174,691
Aggregate gross unrealized depreciation	(50,843,001)

Net unrealized appreciation	$447,331,690

Federal income tax cost of investments in securities and derivative instruments, if applicable	$931,525,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.9%)
Entertainment (15.9%)
Live Nation Entertainment, Inc.*	81,131	$13,256,805
ROBLOX Corp., Class A*	133,031	18,427,454
Spotify Technology SA*	29,961	20,912,778
Take-Two Interactive Software, Inc.*	82,036	21,194,821
TKO Group Holdings, Inc., Class A	79,377	16,030,979

Total Communication Services		89,822,837

Consumer Discretionary (16.0%)
Broadline Retail (1.8%)
Coupang, Inc., Class A*	309,981	9,981,388

Diversified Consumer Services (1.3%)
Bright Horizons Family Solutions, Inc.*	66,778	7,250,087

Hotels, Restaurants & Leisure (8.4%)
Aramark	193,860	7,444,224
DraftKings, Inc., Class A*	199,706	7,469,004
Hyatt Hotels Corp., Class A	58,088	8,244,430
Royal Caribbean Cruises Ltd.	17,811	5,763,283
Sportradar Group AG, Class A*	180,384	4,852,330
Viking Holdings Ltd.*	102,248	6,355,736
Wingstop, Inc.	29,569	7,441,926

		47,570,933

Specialty Retail (4.5%)
Burlington Stores, Inc.*	27,350	6,960,575
Carvana Co.*	19,713	7,436,532
O’Reilly Automotive, Inc.*	101,559	10,949,076

		25,346,183

Total Consumer Discretionary		90,148,591

Consumer Staples (0.8%)
Consumer Staples Distribution & Retail (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	50,999	4,755,657

Total Consumer Staples		4,755,657

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Cheniere Energy, Inc.	51,836	12,180,423

Total Energy		12,180,423

Financials (12.4%)
Capital Markets (11.3%)
Ares Management Corp., Class A	61,687	9,863,134
Carlyle Group, Inc. (The)	153,810	9,643,887
LPL Financial Holdings, Inc.	40,320	13,414,061
Nasdaq, Inc.	132,836	11,749,344
Robinhood Markets, Inc., Class A*	133,760	19,151,757

		63,822,183

Insurance (1.1%)
Arthur J Gallagher & Co.	19,675	6,094,135

Total Financials		69,916,318

Health Care (10.6%)
Biotechnology (4.5%)
Ascendis Pharma A/S (ADR)*	60,034	11,935,360
Natera, Inc.*	82,433	13,269,240

		25,204,600

Health Care Equipment & Supplies (3.0%)
Dexcom, Inc.*	99,396	6,688,357
Masimo Corp.*	69,470	10,250,298

		16,938,655

Health Care Technology (1.6%)
Veeva Systems, Inc., Class A*	30,267	9,016,842

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	66,814	8,575,577

Total Health Care		59,735,674

Industrials (14.6%)
Aerospace & Defense (9.2%)
Axon Enterprise, Inc.*	21,068	15,119,240
BWX Technologies, Inc.	32,230	5,942,245
Howmet Aerospace, Inc.	156,091	30,629,737

		51,691,222

Construction & Engineering (2.0%)
Quanta Services, Inc.	27,812	11,525,849

Professional Services (3.4%)
TransUnion	109,258	9,153,635
Verisk Analytics, Inc.	38,673	9,726,646

		18,880,281

Total Industrials		82,097,352

Information Technology (18.6%)
Electronic Equipment, Instruments & Components (1.7%)
Trimble, Inc.*	118,991	9,715,615

IT Services (1.1%)
Okta, Inc.*	66,102	6,061,553

Semiconductors & Semiconductor Equipment (4.7%)
Astera Labs, Inc.*	45,132	8,836,846
Monolithic Power Systems, Inc.	19,380	17,842,003

		26,678,849

Software (11.1%)
Cadence Design Systems, Inc.*	37,540	13,186,301
Constellation Software, Inc.	3,614	9,810,749
Datadog, Inc., Class A*	55,458	7,897,219
Guidewire Software, Inc.*	85,543	19,662,914
Tyler Technologies, Inc.*	22,329	11,681,640

		62,238,823

Total Information Technology		104,694,840

Materials (2.0%)
Construction Materials (2.0%)
Vulcan Materials Co.	36,735	11,300,421

Total Materials		11,300,421

Real Estate (3.8%)
Real Estate Management & Development (3.8%)
CBRE Group, Inc., Class A*	78,700	12,399,972
CoStar Group, Inc.*	108,743	9,174,647

Total Real Estate		21,574,619

Utilities (2.6%)
Independent Power and Renewable Electricity Producers (2.6%)
Vistra Corp.	76,330	14,954,573

Total Utilities		14,954,573

Total Common Stocks (99.5%) (Cost $398,919,548)		561,181,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	6,159	$—

Total Investments in Securities (99.5%) (Cost $ 398,919,548)		561,181,305
Other Assets Less Liabilities (0.5%)		2,563,409

Net Assets (100%)		$563,744,714

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$89,822,837	$—	$—		$89,822,837
Consumer Discretionary	90,148,591	—	—		90,148,591
Consumer Staples	4,755,657	—	—		4,755,657
Energy	12,180,423	—	—		12,180,423
Financials	69,916,318	—	—		69,916,318
Health Care	59,735,674	—	—		59,735,674
Industrials	82,097,352	—	—		82,097,352
Information Technology	104,694,840	—	—		104,694,840
Materials	11,300,421	—	—		11,300,421
Real Estate	21,574,619	—	—		21,574,619
Utilities	14,954,573	—	—		14,954,573
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$561,181,305	$—	$—		$561,181,305

Total Liabilities	$—	$—	$—		$—

Total	$561,181,305	$—	$—		$561,181,305

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,205,110
Aggregate gross unrealized depreciation	(9,945,686)

Net unrealized appreciation	$162,259,424

Federal income tax cost of investments in securities and derivative instruments, if applicable	$398,921,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.4%)
Entertainment (0.3%)
Take-Two Interactive Software, Inc.*	13,849	$3,578,028

Interactive Media & Services (14.1%)
Alphabet, Inc., Class A	379,702	92,305,556
Meta Platforms, Inc., Class A	107,516	78,957,600

		171,263,156

Total Communication Services		174,841,184

Consumer Discretionary (0.5%)
Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.	1,177	6,354,941

Total Consumer Discretionary		6,354,941

Financials (1.1%)
Capital Markets (0.6%)
S&P Global, Inc.	16,409	7,986,424

Insurance (0.5%)
Aon plc, Class A	16,429	5,858,253

Total Financials		13,844,677

Industrials (2.4%)
Industrial Conglomerates (1.6%)
Hitachi Ltd.	730,000	19,399,533

Professional Services (0.8%)
Verisk Analytics, Inc.	38,381	9,653,205

Total Industrials		29,052,738

Information Technology (79.5%)
Communications Equipment (2.8%)
Arista Networks, Inc.*	101,834	14,838,232
Cisco Systems, Inc.	288,447	19,735,544

		34,573,776

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	65,466	8,101,418
CDW Corp.	30,112	4,796,239
Corning, Inc.	68,802	5,643,828

		18,541,485

IT Services (11.8%)
Accenture plc, Class A	88,634	21,857,144
EPAM Systems, Inc.*	68,647	10,351,281
International Business Machines Corp.	94,281	26,602,327
Okta, Inc.*	111,052	10,183,469
Shopify, Inc., Class A*	365,560	54,325,872
Snowflake, Inc., Class A*	88,631	19,990,722

		143,310,815

Semiconductors & Semiconductor Equipment (24.6%)
Advanced Micro Devices, Inc.*	50,803	8,219,417
Analog Devices, Inc.	16,204	3,981,323
Applied Materials, Inc.	72,779	14,900,772
Broadcom, Inc.	273,960	90,382,144
KLA Corp.	18,438	19,887,227
Lam Research Corp.	195,704	26,204,766
NVIDIA Corp.	511,184	95,376,711
Onto Innovation, Inc.*	32,401	4,186,857
Taiwan Semiconductor Manufacturing Co. Ltd.	497,000	21,280,432
Teradyne, Inc.	103,829	14,291,023

		298,710,672

Software (29.2%)
Adobe, Inc.*	7,804	2,752,861
Atlassian Corp., Class A*	33,456	5,342,923
Autodesk, Inc.*	8,019	2,547,396
Cadence Design Systems, Inc.*	41,558	14,597,663
Constellation Software, Inc.	5,533	15,020,165
Crowdstrike Holdings, Inc., Class A*	37,134	18,209,771
Datadog, Inc., Class A*	138,449	19,715,138
Descartes Systems Group, Inc. (The)*	84,388	7,945,824
Figma, Inc., Class A*	2,053	106,489
Guidewire Software, Inc.*	65,940	15,156,968
HubSpot, Inc.*	26,047	12,184,787
Intuit, Inc.	29,193	19,936,192
Microsoft Corp.	178,175	92,285,741
Oracle Corp.	92,221	25,936,234
Palantir Technologies, Inc., Class A*	98,803	18,023,643
Palo Alto Networks, Inc.*	29,610	6,029,188
Pegasystems, Inc.	216,893	12,471,347
Salesforce, Inc.	52,112	12,350,544
ServiceNow, Inc.*	22,839	21,018,275
ServiceTitan, Inc., Class A*	70,347	7,093,088
Tyler Technologies, Inc.*	20,645	10,800,638
Vertex, Inc., Class A*	164,482	4,077,509
Zscaler, Inc.*	36,007	10,789,858

		354,392,242

Technology Hardware, Storage & Peripherals (9.6%)
Apple, Inc.	422,563	107,597,216
Seagate Technology Holdings plc	37,314	8,808,343

		116,405,559

Total Information Technology		965,934,549

Total Common Stocks (97.9%) (Cost $706,623,519)		1,190,028,089

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	16,340,735	16,347,272

Total Short-Term Investments (1.3%) (Cost $16,345,733)		16,347,272

Total Investments in Securities (99.2%) (Cost $722,969,252)		1,206,375,361

Other Assets Less Liabilities (0.8%)		9,327,135

Net Assets (100%)		$1,215,702,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$174,841,184	$—	$—		$174,841,184
Consumer Discretionary	6,354,941	—	—		6,354,941
Financials	13,844,677	—	—		13,844,677
Industrials	9,653,205	19,399,533	—		29,052,738
Information Technology	944,654,117	21,280,432	—		965,934,549
Short-Term Investments
Investment Companies	16,347,272	—	—		16,347,272
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,165,695,396	$40,679,965	$—		$1,206,375,361

Total Liabilities	$—	$—	$—		$—

Total	$1,165,695,396	$40,679,965	$—		$1,206,375,361

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,382,403
Aggregate gross unrealized depreciation	(18,697,029)

Net unrealized appreciation	$482,685,374

Federal income tax cost of investments in securities and derivative instruments, if applicable	$723,689,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Hellenic Telecommunications Organization SA	35,178	$665,768

Total Communication Services		665,768

Industrials (0.3%)
Electrical Equipment (0.3%)
Generac Holdings, Inc.*	4,537	759,494

Total Industrials		759,494

Utilities (98.1%)
Electric Utilities (58.5%)
Alliant Energy Corp.	98,931	6,668,939
American Electric Power Co., Inc.	74,642	8,397,225
Constellation Energy Corp.	55,252	18,181,776
Duke Energy Corp.	19,774	2,447,032
Edison International	124,794	6,898,612
EDP SA	508,755	2,411,315
Enel SpA	403,414	3,820,285
Entergy Corp.	30,783	2,868,668
NextEra Energy, Inc.	318,450	24,039,790
OGE Energy Corp.	62,217	2,878,781
PG&E Corp.	832,838	12,559,197
Pinnacle West Capital Corp.	57,666	5,170,333
Portland General Electric Co.	75,271	3,311,924
PPL Corp.	221,687	8,237,889
Southern Co. (The)	96,919	9,185,014
SSE plc	209,819	4,914,262
Xcel Energy, Inc.	160,321	12,929,889

		134,920,931

Gas Utilities (2.1%)
Atmos Energy Corp.	24,286	4,146,835
Spire, Inc.	7,048	574,553

		4,721,388

Independent Power and Renewable Electricity Producers (10.4%)
EDP Renovaveis SA	316,418	4,160,694
RWE AG	191,273	8,493,013
Vistra Corp.	57,684	11,301,449

		23,955,156

Multi-Utilities (26.0%)
Ameren Corp.	85,765	8,952,151
CenterPoint Energy, Inc.	45,362	1,760,046
Dominion Energy, Inc.	149,317	9,133,721
DTE Energy Co.	72,494	10,252,826
E.ON SE	96,623	1,816,745
National Grid plc	198,760	2,853,559
NiSource, Inc.	54,339	2,352,879
Public Service Enterprise Group, Inc.	96,017	8,013,579
Sempra	127,687	11,489,276
Veolia Environnement SA	32,841	1,117,381
WEC Energy Group, Inc.	20,117	2,305,207

		60,047,370

Water Utilities (1.1%)
United Utilities Group plc	162,444	2,504,769

Total Utilities		226,149,614

Total Investments in Securities (98.7%) (Cost $162,364,262)		227,574,876
Other Assets Less Liabilities (1.3%)		3,041,450

Net Assets (100%)		$230,616,326

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	222,566	USD	159,838	Merrill Lynch International	10/17/2025	209
CAD	43,812	USD	31,501	Morgan Stanley	10/17/2025	4
EUR	47,083	USD	55,219	BNP Paribas	10/17/2025	112
EUR	575,370	USD	674,442	HSBC Bank plc	10/17/2025	1,718
EUR	624,887	USD	729,742	Morgan Stanley	10/17/2025	4,610
EUR	424,330	USD	496,014	UBS AG	10/17/2025	2,648
USD	1,187,905	CAD	1,624,475	Merrill Lynch International	10/17/2025	19,745
USD	154,081	CAD	210,110	Morgan Stanley	10/17/2025	2,991
USD	6,324,127	GBP	4,692,768	State Street Bank & Trust	10/17/2025	12,262

Total unrealized appreciation						44,299

CAD	880,375	USD	636,886	Goldman Sachs International	10/17/2025	(3,809)
CAD	525,395	USD	380,423	Merrill Lynch International	10/17/2025	(2,612)
CAD	108,486	USD	78,657	State Street Bank & Trust	10/17/2025	(645)
CAD	53,951	USD	38,857	UBS AG	10/17/2025	(60)
EUR	41,426	USD	48,749	HSBC Bank plc	10/17/2025	(67)
EUR	115,938	USD	136,584	Morgan Stanley	10/17/2025	(337)
EUR	1,684,361	USD	1,985,554	State Street Bank & Trust	10/17/2025	(6,136)
EUR	497,475	USD	587,639	UBS AG	10/17/2025	(3,019)
USD	3,976,964	EUR	3,395,290	HSBC Bank plc	10/17/2025	(13,093)
USD	14,646,494	EUR	12,505,923	Morgan Stanley	10/17/2025	(50,143)
USD	137,109	GBP	102,083	Morgan Stanley	10/17/2025	(194)

Total unrealized depreciation						(80,115)

Net unrealized depreciation						(35,816)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$—	$665,768	$—	$665,768
Industrials	759,494	—	—	759,494
Utilities	194,057,591	32,092,023	—	226,149,614
Forward Currency Contracts	—	44,299	—	44,299

Total Assets	$194,817,085	$32,802,090	$—	$227,619,175

Liabilities:
Forward Currency Contracts	$—	$(80,115)	$—	$(80,115)

Total Liabilities	$—	$(80,115)	$—	$(80,115)

Total	$194,817,085	$32,721,975	$—	$227,539,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,952,245
Aggregate gross unrealized depreciation	(3,010,087)

Net unrealized appreciation	$62,942,158

Federal income tax cost of investments in securities and derivative instruments, if applicable	$164,596,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	203,598	$7,604,385
Iridium Communications, Inc.	86,310	1,506,973

		9,111,358

Entertainment (0.2%)
Warner Music Group Corp., Class A	118,660	4,041,559

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	228,065	2,488,189

Media (0.8%)
EchoStar Corp., Class A*	109,379	8,352,180
New York Times Co. (The), Class A	131,797	7,565,148
Nexstar Media Group, Inc., Class A(x)	23,179	4,583,416

		20,500,744

Total Communication Services		36,141,850

Consumer Discretionary (12.2%)
Automobile Components (0.8%)
Autoliv, Inc.	57,475	7,098,162
Gentex Corp.	178,526	5,052,286
Goodyear Tire & Rubber Co. (The)(x)*	232,662	1,740,312
Lear Corp.	43,276	4,353,998
Visteon Corp.	22,186	2,659,214

		20,903,972

Automobiles (0.3%)
Harley-Davidson, Inc.	98,868	2,758,417
Thor Industries, Inc.	43,275	4,487,185

		7,245,602

Broadline Retail (0.4%)
Macy’s, Inc.(x)	220,863	3,960,074
Ollie’s Bargain Outlet Holdings, Inc.*	49,893	6,406,261

		10,366,335

Diversified Consumer Services (1.3%)
Duolingo, Inc., Class A*	32,287	10,391,248
Graham Holdings Co., Class B	2,762	3,251,730
Grand Canyon Education, Inc.*	22,563	4,953,030
H&R Block, Inc.	108,894	5,506,769
Service Corp. International	114,067	9,492,656

		33,595,433

Hotels, Restaurants & Leisure (2.9%)
Aramark	213,795	8,209,728
Boyd Gaming Corp.	48,262	4,172,250
Cava Group, Inc.*	81,110	4,899,855
Choice Hotels International, Inc.(x)	16,810	1,797,157
Churchill Downs, Inc.	54,185	5,256,487
Hilton Grand Vacations, Inc.*	50,170	2,097,608
Hyatt Hotels Corp., Class A	34,436	4,887,502
Light & Wonder, Inc.(x)*	68,280	5,731,423
Marriott Vacations Worldwide Corp.	22,515	1,498,598
Planet Fitness, Inc., Class A*	68,256	7,084,973
Texas Roadhouse, Inc., Class A	54,049	8,980,241
Travel + Leisure Co.	52,804	3,141,310
Vail Resorts, Inc.	30,218	4,519,706
Wingstop, Inc.(x)	22,713	5,716,408
Wyndham Hotels & Resorts, Inc.	62,106	4,962,269

		72,955,515

Household Durables (1.8%)
KB Home	55,350	3,522,474
Somnigroup International, Inc.	170,717	14,396,565
Taylor Morrison Home Corp., Class A*	80,396	5,306,940
Toll Brothers, Inc.	79,858	11,031,584
TopBuild Corp.*	22,756	8,894,410
Whirlpool Corp.(x)	45,463	3,573,392

		46,725,365

Leisure Products (0.5%)
Brunswick Corp.	53,138	3,360,447
Mattel, Inc.*	262,068	4,410,604
Polaris, Inc.(x)	43,445	2,525,458
YETI Holdings, Inc.*	66,065	2,192,037

		12,488,546

Specialty Retail (3.6%)
Abercrombie & Fitch Co., Class A*	38,751	3,315,148
AutoNation, Inc.*	23,002	5,032,148
Bath & Body Works, Inc.	172,119	4,433,785
Burlington Stores, Inc.*	50,682	12,898,569
Chewy, Inc., Class A*	181,301	7,333,625
Dick’s Sporting Goods, Inc.	54,380	12,084,324
Five Below, Inc.*	44,783	6,927,930
Floor & Decor Holdings, Inc., Class A*	87,593	6,455,604
GameStop Corp., Class A*	334,742	9,131,762
Gap, Inc. (The)	185,099	3,959,268
Lithia Motors, Inc., Class A	20,852	6,589,232
Murphy USA, Inc.	14,279	5,543,964
Penske Automotive Group, Inc.	15,041	2,615,780
RH(x)*	12,494	2,538,281
Valvoline, Inc.*	103,392	3,712,807

		92,572,227

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	96,830	1,928,854
Columbia Sportswear Co.	20,938	1,095,058
Crocs, Inc.*	44,424	3,711,625
PVH Corp.	39,101	3,275,491
Under Armour, Inc., Class A*	153,592	766,424
Under Armour, Inc., Class C(x)*	98,634	476,402
VF Corp.	266,882	3,851,107

		15,104,961

Total Consumer Discretionary		311,957,956

Consumer Staples (4.7%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	6,432	1,359,854
Celsius Holdings, Inc.*	130,080	7,478,299
Coca-Cola Consolidated, Inc.	48,749	5,711,433

		14,549,586

Consumer Staples Distribution & Retail (2.9%)
Albertsons Cos., Inc., Class A	327,861	5,740,846
BJ’s Wholesale Club Holdings, Inc.*	107,406	10,015,610
Casey’s General Stores, Inc.	30,242	17,096,408
Maplebear, Inc.*	149,991	5,513,669
Performance Food Group Co.*	127,308	13,245,124
Sprouts Farmers Market, Inc.*	79,488	8,648,294
US Foods Holding Corp.*	183,149	14,032,876

		74,292,827

Food Products (0.8%)
Darling Ingredients, Inc.*	128,664	3,971,858
Flowers Foods, Inc.	171,734	2,241,129
Ingredion, Inc.	52,203	6,374,508
Marzetti Co. (The)	16,594	2,867,277
Pilgrim’s Pride Corp.	34,779	1,416,201
Post Holdings, Inc.*	38,880	4,178,822

		21,049,795

Personal Care Products (0.4%)
BellRing Brands, Inc.*	102,468	3,724,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coty, Inc., Class A*	297,989	$1,203,875
e.l.f. Beauty, Inc.*	48,247	6,391,763

		11,320,350

Total Consumer Staples		121,212,558

Energy (4.0%)
Energy Equipment & Services (1.0%)
NOV, Inc.	302,057	4,002,255
TechnipFMC plc	334,309	13,188,490
Valaris Ltd.*	53,868	2,627,143
Weatherford International plc	58,428	3,998,228

		23,816,116

Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	272,439	5,296,214
Antero Resources Corp.*	238,712	8,011,175
Chord Energy Corp.	46,572	4,627,860
Civitas Resources, Inc.(x)	67,830	2,204,475
CNX Resources Corp.*	115,026	3,694,635
DT Midstream, Inc.	82,633	9,342,487
HF Sinclair Corp.	129,341	6,769,708
Matador Resources Co.	95,184	4,276,617
Murphy Oil Corp.	109,128	3,100,326
Ovintiv, Inc.	209,066	8,442,085
PBF Energy, Inc., Class A	66,815	2,015,809
Permian Resources Corp.	533,485	6,828,608
Range Resources Corp.	193,738	7,292,298
Viper Energy, Inc., Class A	137,231	5,244,969

		77,147,266

Total Energy		100,963,382

Financials (16.8%)
Banks (6.5%)
Associated Banc-Corp.	132,887	3,416,525
Bank OZK	86,105	4,389,633
Cadence Bank	151,537	5,688,699
Columbia Banking System, Inc.	243,237	6,260,920
Comerica, Inc.	104,539	7,163,012
Commerce Bancshares, Inc.	100,938	6,032,055
Cullen/Frost Bankers, Inc.	52,320	6,632,606
East West Bancorp, Inc.	112,100	11,933,045
First Financial Bankshares, Inc.	105,921	3,564,242
First Horizon Corp.	412,988	9,337,659
Flagstar Financial, Inc.	243,371	2,810,935
FNB Corp.	292,117	4,706,005
Glacier Bancorp, Inc.(x)	96,426	4,693,053
Hancock Whitney Corp.	68,937	4,316,146
Home BancShares, Inc.	149,077	4,218,879
International Bancshares Corp.	43,984	3,023,900
Old National Bancorp	283,664	6,226,425
Pinnacle Financial Partners, Inc.	62,548	5,866,377
Prosperity Bancshares, Inc.	77,270	5,126,865
SouthState Bank Corp.	82,320	8,138,978
Synovus Financial Corp.	112,899	5,541,083
Texas Capital Bancshares, Inc.*	37,216	3,145,869
UMB Financial Corp.	58,052	6,870,454
United Bankshares, Inc.	114,939	4,276,880
Valley National Bancorp	391,524	4,150,154
Webster Financial Corp.	135,173	8,034,683
Western Alliance Bancorp	84,201	7,301,911
Wintrust Financial Corp.	54,457	7,212,285
Zions Bancorp NA	120,073	6,793,730

		166,873,008

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	23,109	5,509,879
Carlyle Group, Inc. (The)	211,825	13,281,428
Evercore, Inc., Class A	31,394	10,589,824
Federated Hermes, Inc., Class B	60,120	3,122,032
Hamilton Lane, Inc., Class A	33,023	4,451,170
Houlihan Lokey, Inc., Class A	44,222	9,079,661
Janus Henderson Group plc	101,495	4,517,542
Jefferies Financial Group, Inc.	134,226	8,781,065
Morningstar, Inc.	19,898	4,616,535
SEI Investments Co.	76,420	6,484,237
Stifel Financial Corp.	83,105	9,429,924

		79,863,297

Consumer Finance (0.7%)
Ally Financial, Inc.	227,830	8,930,936
FirstCash Holdings, Inc.	31,755	5,030,627
SLM Corp.	169,572	4,693,753

		18,655,316

Financial Services (1.7%)
Equitable Holdings, Inc.‡	243,634	12,371,735
Essent Group Ltd.	80,145	5,094,016
Euronet Worldwide, Inc.(x)*	31,344	2,752,317
MGIC Investment Corp.	187,501	5,319,403
Shift4 Payments, Inc., Class A(x)*	54,733	4,236,334
Voya Financial, Inc.	78,424	5,866,115
Western Union Co. (The)	262,692	2,098,909
WEX, Inc.*	27,869	4,390,204

		42,129,033

Insurance (4.2%)
American Financial Group, Inc.	56,299	8,203,890
Brighthouse Financial, Inc.*	46,486	2,467,477
CNO Financial Group, Inc.	78,842	3,118,201
Fidelity National Financial, Inc.	207,751	12,566,858
First American Financial Corp.	82,125	5,275,710
Hanover Insurance Group, Inc. (The)	29,095	5,284,525
Kemper Corp.	51,033	2,630,751
Kinsale Capital Group, Inc.	18,004	7,656,381
Old Republic International Corp.	185,930	7,896,447
Primerica, Inc.	26,346	7,313,386
Reinsurance Group of America, Inc.	53,759	10,328,717
RenaissanceRe Holdings Ltd.	38,282	9,720,948
RLI Corp.	74,691	4,871,347
Ryan Specialty Holdings, Inc., Class A(x)	91,647	5,165,225
Selective Insurance Group, Inc.	49,494	4,012,479
Unum Group	127,445	9,912,672

		106,425,014

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	522,247	10,554,612
Starwood Property Trust, Inc. (REIT)	280,703	5,437,217

		15,991,829

Total Financials		429,937,497

Health Care (8.6%)
Biotechnology (2.4%)
BioMarin Pharmaceutical, Inc.*	156,179	8,458,655
Cytokinetics, Inc.*	97,326	5,349,037
Exelixis, Inc.*	218,962	9,043,131
Halozyme Therapeutics, Inc.*	95,137	6,977,347
Neurocrine Biosciences, Inc.*	80,672	11,324,735
Roivant Sciences Ltd.*	349,925	5,294,365
United Therapeutics Corp.*	36,786	15,421,059

		61,868,329

Health Care Equipment & Supplies (1.2%)
Dentsply Sirona, Inc.	162,255	2,059,016
Envista Holdings Corp.*	135,168	2,753,372
Globus Medical, Inc., Class A*	91,608	5,246,390
Haemonetics Corp.*	39,186	1,909,926
Lantheus Holdings, Inc.*	55,304	2,836,542
LivaNova plc*	44,411	2,326,248
Masimo Corp.*	37,558	5,541,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	31,721	$8,035,564

		30,708,741

Health Care Providers & Services (2.3%)
Chemed Corp.	11,852	5,306,614
Encompass Health Corp.	81,926	10,406,240
Ensign Group, Inc. (The)	46,597	8,050,564
HealthEquity, Inc.*	70,336	6,665,743
Hims & Hers Health, Inc.*	168,172	9,538,716
Option Care Health, Inc.*	132,006	3,664,487
Tenet Healthcare Corp.*	71,862	14,590,860

		58,223,224

Health Care Technology (0.3%)
Doximity, Inc., Class A*	110,944	8,115,554

Life Sciences Tools & Services (1.7%)
Avantor, Inc.*	554,507	6,920,247
Bio-Rad Laboratories, Inc., Class A*	14,847	4,162,950
Bruker Corp.	90,085	2,926,862
Illumina, Inc.*	125,015	11,872,675
Medpace Holdings, Inc.*	18,052	9,281,616
Repligen Corp.*	43,013	5,749,548
Sotera Health Co.*	143,242	2,253,197

		43,167,095

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.(x)*	404,094	8,138,453
Jazz Pharmaceuticals plc*	49,338	6,502,748
Perrigo Co. plc	111,906	2,492,147

		17,133,348

Total Health Care		219,216,291

Industrials (22.8%)
Aerospace & Defense (3.0%)
AeroVironment, Inc.*	25,877	8,148,409
ATI, Inc.*	112,109	9,118,946
BWX Technologies, Inc.	74,341	13,706,250
Curtiss-Wright Corp.	30,646	16,638,939
Hexcel Corp.	64,714	4,057,568
Kratos Defense & Security Solutions, Inc.*	137,293	12,544,461
Woodward, Inc.	48,775	12,325,930

		76,540,503

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	93,109	4,924,535

Building Products (2.1%)
AAON, Inc.	55,041	5,143,031
Advanced Drainage Systems, Inc.	58,183	8,069,982
Carlisle Cos., Inc.	34,691	11,411,951
Fortune Brands Innovations, Inc.	97,636	5,212,786
Owens Corning	68,021	9,622,251
Simpson Manufacturing Co., Inc.	33,850	5,668,521
Trex Co., Inc.*	87,221	4,506,709
UFP Industries, Inc.	47,636	4,453,490

		54,088,721

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	33,887	3,960,035
Clean Harbors, Inc.*	41,006	9,522,413
MSA Safety, Inc.	29,928	5,149,711
RB Global, Inc.	150,961	16,358,134
Tetra Tech, Inc.	213,732	7,134,374

		42,124,667

Construction & Engineering (2.8%)
AECOM	107,728	14,055,272
API Group Corp.*	301,061	10,347,467
Comfort Systems USA, Inc.	28,632	23,626,554
Fluor Corp.*	131,493	5,531,910
MasTec, Inc.*	49,865	10,611,771
Valmont Industries, Inc.	16,054	6,224,617

		70,397,591

Electrical Equipment (1.8%)
Acuity, Inc.	24,682	8,500,234
EnerSys	30,475	3,442,456
NEXTracker, Inc., Class A*	120,350	8,904,697
nVent Electric plc	130,910	12,912,962
Regal Rexnord Corp.	53,987	7,743,895
Sensata Technologies Holding plc	118,459	3,618,923

		45,123,167

Ground Transportation (1.4%)
Avis Budget Group, Inc.(x)*	13,740	2,206,300
Knight-Swift Transportation Holdings, Inc., Class A	132,012	5,215,794
Landstar System, Inc.	28,187	3,454,599
Ryder System, Inc.	33,178	6,258,698
Saia, Inc.*	21,665	6,485,634
XPO, Inc.*	95,784	12,381,998

		36,003,023

Machinery (5.1%)
AGCO Corp.	50,376	5,393,758
Chart Industries, Inc.*	35,939	7,193,191
CNH Industrial NV	722,340	7,837,389
Crane Co.	39,786	7,326,194
Donaldson Co., Inc.	94,774	7,757,252
Esab Corp.	46,409	5,185,742
Flowserve Corp.	106,374	5,652,714
Graco, Inc.	134,771	11,450,144
ITT, Inc.	63,443	11,341,071
Lincoln Electric Holdings, Inc.	44,887	10,585,701
Middleby Corp. (The)*	37,925	5,041,370
Mueller Industries, Inc.	90,041	9,104,046
Oshkosh Corp.	52,056	6,751,663
RBC Bearings, Inc.*	25,564	9,977,374
Terex Corp.	53,357	2,737,214
Timken Co. (The)	51,547	3,875,303
Toro Co. (The)	80,268	6,116,422
Watts Water Technologies, Inc., Class A	22,299	6,227,665

		129,554,213

Marine Transportation (0.1%)
Kirby Corp.*	45,386	3,787,462

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	93,790	4,668,866
American Airlines Group, Inc.*	536,686	6,032,351

		10,701,217

Professional Services (2.6%)
CACI International, Inc., Class A*	17,888	8,922,177
Concentrix Corp.(x)	36,397	1,679,722
ExlService Holdings, Inc.*	131,370	5,784,221
Exponent, Inc.	41,076	2,853,961
FTI Consulting, Inc.*	25,822	4,174,126
Genpact Ltd.	131,824	5,522,107
Insperity, Inc.	29,111	1,432,261
KBR, Inc.	104,796	4,955,803
Maximus, Inc.	45,833	4,187,761
Parsons Corp.(x)*	43,432	3,601,382
Paylocity Holding Corp.*	36,342	5,788,190
Science Applications International Corp.	38,125	3,788,481
TransUnion	158,445	13,274,522

		65,964,714

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	30,977	8,086,546
Core & Main, Inc., Class A*	154,259	8,303,762
GATX Corp.	28,956	5,061,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	37,134	$3,421,527
Watsco, Inc.	28,389	11,477,672
WESCO International, Inc.	39,581	8,371,381

		44,722,397

Total Industrials		583,932,210

Information Technology (13.2%)
Communications Equipment (1.0%)
Ciena Corp.*	114,984	16,749,719
Lumentum Holdings, Inc.*	56,773	9,237,535

		25,987,254

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	41,890	5,068,690
Avnet, Inc.	68,207	3,565,862
Belden, Inc.	32,226	3,875,821
Cognex Corp.	136,564	6,186,349
Coherent Corp.*	126,431	13,619,147
Crane NXT Co.	40,164	2,693,799
Fabrinet*	29,144	10,626,485
Flex Ltd.*	305,279	17,697,024
IPG Photonics Corp.*	20,604	1,631,631
Littelfuse, Inc.	20,157	5,220,865
Novanta, Inc.*	29,260	2,930,389
TD SYNNEX Corp.	62,381	10,214,889
Vontier Corp.	119,321	5,007,902

		88,338,853

IT Services (1.3%)
ASGN, Inc.*	35,626	1,686,891
Kyndryl Holdings, Inc.*	188,006	5,645,820
Okta, Inc.*	135,966	12,468,082
Twilio, Inc., Class A*	124,799	12,491,132

		32,291,925

Semiconductors & Semiconductor Equipment (2.8%)
Allegro MicroSystems, Inc.*	100,870	2,945,404
Amkor Technology, Inc.	92,469	2,626,120
Cirrus Logic, Inc.*	41,752	5,231,108
Entegris, Inc.	123,307	11,400,965
Lattice Semiconductor Corp.*	111,347	8,163,962
MACOM Technology Solutions Holdings, Inc.*	52,092	6,484,933
MKS, Inc.	54,625	6,760,936
Onto Innovation, Inc.*	39,858	5,150,451
Power Integrations, Inc.	45,627	1,834,662
Rambus, Inc.*	87,514	9,118,959
Silicon Laboratories, Inc.*	26,691	3,499,991
Synaptics, Inc.*	31,351	2,142,527
Universal Display Corp.	35,956	5,164,360

		70,524,378

Software (3.9%)
Appfolio, Inc., Class A*	18,603	5,128,103
BILL Holdings, Inc.*	74,581	3,950,556
Blackbaud, Inc.*	30,259	1,945,956
Commvault Systems, Inc.*	36,162	6,826,662
Docusign, Inc.*	164,352	11,848,136
Dolby Laboratories, Inc., Class A	49,765	3,601,493
Dropbox, Inc., Class A*	150,539	4,547,783
Dynatrace, Inc.*	245,236	11,881,684
Guidewire Software, Inc.*	68,482	15,741,273
Manhattan Associates, Inc.*	49,184	10,081,736
Nutanix, Inc., Class A*	218,046	16,220,442
Pegasystems, Inc.(x)	75,142	4,320,665
Qualys, Inc.*	29,359	3,885,077

		99,979,566

Technology Hardware, Storage & Peripherals (0.8%)
Pure Storage, Inc., Class A*	252,545	21,165,797

Total Information Technology		338,287,773

Materials (5.4%)
Chemicals (1.4%)
Ashland, Inc.	37,176	1,781,102
Avient Corp.	74,457	2,453,358
Axalta Coating Systems Ltd.*	176,155	5,041,556
Cabot Corp.	43,275	3,291,064
NewMarket Corp.	6,344	5,254,164
Olin Corp.	93,247	2,330,243
RPM International, Inc.	104,417	12,308,676
Scotts Miracle-Gro Co. (The)	36,162	2,059,426
Westlake Corp.	27,121	2,089,944

		36,609,533

Construction Materials (0.4%)
Eagle Materials, Inc.	26,393	6,150,625
Knife River Corp.(x)*	46,089	3,542,861

		9,693,486

Containers & Packaging (1.1%)
AptarGroup, Inc.	53,586	7,162,305
Crown Holdings, Inc.	93,574	9,038,313
Graphic Packaging Holding Co.	240,960	4,715,587
Greif, Inc., Class A	21,253	1,270,079
Silgan Holdings, Inc.	72,231	3,106,655
Sonoco Products Co.	80,224	3,456,852

		28,749,791

Metals & Mining (2.3%)
Alcoa Corp.	210,594	6,926,437
Carpenter Technology Corp.	40,547	9,955,910
Cleveland-Cliffs, Inc.*	402,371	4,908,926
Commercial Metals Co.	91,041	5,214,829
MP Materials Corp.*	109,475	7,342,488
Reliance, Inc.	42,778	12,013,346
Royal Gold, Inc.	53,545	10,740,056

		57,101,992

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	51,546	4,579,347

Total Materials		136,734,149

Real Estate (6.6%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	178,121	12,035,636

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A(x)	285,987	5,156,346
Omega Healthcare Investors, Inc. (REIT)	239,945	10,130,478
Sabra Health Care REIT, Inc. (REIT)	195,040	3,635,545

		18,922,369

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	162,603	1,801,641

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	43,319	7,332,174
First Industrial Realty Trust, Inc. (REIT)	107,694	5,543,010
Rexford Industrial Realty, Inc. (REIT)	192,060	7,895,586
STAG Industrial, Inc. (REIT)	151,854	5,358,928

		26,129,698

Office REITs (0.6%)
COPT Defense Properties (REIT)	91,656	2,663,524
Cousins Properties, Inc. (REIT)	136,620	3,953,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kilroy Realty Corp. (REIT)(x)	88,520	$3,739,970
Vornado Realty Trust (REIT)	131,208	5,317,860

		15,675,137

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	38,538	11,495,115

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	265,030	8,812,248
Equity LifeStyle Properties, Inc. (REIT)	157,623	9,567,716
Independence Realty Trust, Inc. (REIT)	189,860	3,111,805

		21,491,769

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	89,853	6,383,157
Brixmor Property Group, Inc. (REIT)	248,973	6,891,573
Kite Realty Group Trust (REIT)	178,826	3,987,820
NNN REIT, Inc. (REIT)	153,550	6,536,623

		23,799,173

Specialized REITs (1.5%)
CubeSmart (REIT)	185,477	7,541,495
EPR Properties (REIT)	61,911	3,591,457
Gaming and Leisure Properties, Inc. (REIT)	230,191	10,729,203
Lamar Advertising Co. (REIT), Class A	71,484	8,751,071
National Storage Affiliates Trust (REIT)	57,425	1,735,383
PotlatchDeltic Corp. (REIT)	57,833	2,356,695
Rayonier, Inc. (REIT)	115,358	3,061,601

		37,766,905

Total Real Estate		169,117,443

Utilities (3.5%)
Electric Utilities (1.0%)
ALLETE, Inc.	47,095	3,127,108
IDACORP, Inc.	43,949	5,807,860
OGE Energy Corp.	163,809	7,579,442
Portland General Electric Co.	89,115	3,921,060
TXNM Energy, Inc.	77,141	4,362,324

		24,797,794

Gas Utilities (1.1%)
National Fuel Gas Co.	73,499	6,789,103
New Jersey Resources Corp.	80,876	3,894,179
ONE Gas, Inc.	48,801	3,949,953
Southwest Gas Holdings, Inc.	52,106	4,081,984
Spire, Inc.	48,009	3,913,694
UGI Corp.	174,813	5,814,280

		28,443,193

Independent Power and Renewable Electricity Producers (0.8%)
Ormat Technologies, Inc.	49,390	4,753,788
Talen Energy Corp.*	37,159	15,806,695

		20,560,483

Multi-Utilities (0.3%)
Black Hills Corp.	59,256	3,649,577
Northwestern Energy Group, Inc.	49,935	2,926,690

		6,576,267

Water Utilities (0.3%)
Essential Utilities, Inc.	228,125	9,102,188

Total Utilities		89,479,925

Total Common Stocks (99.2%) (Cost $1,635,159,748)		2,536,981,034

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	16,095,039	16,095,039

Total Short-Term Investments (0.6%) (Cost $16,095,039)		16,095,039

Total Investments in Securities (99.8%) (Cost $1,651,254,787)		2,553,076,073
Other Assets Less Liabilities (0.2%)		5,993,069

Net Assets (100%)		$2,559,069,142

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $50,943,001. This was collateralized by $36,307,417 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/9/25 – 5/15/55 and by cash of $16,095,039 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	243,634	12,682,598	—	(1,338,651)	479,617	548,171	12,371,735	202,437	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	65	12/2025	USD	21,360,300	(394,472)

					(394,472)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,141,850	$—	$—	$36,141,850
Consumer Discretionary	311,957,956	—	—	311,957,956
Consumer Staples	121,212,558	—	—	121,212,558
Energy	100,963,382	—	—	100,963,382
Financials	429,937,497	—	—	429,937,497
Health Care	219,216,291	—	—	219,216,291
Industrials	583,932,210	—	—	583,932,210
Information Technology	338,287,773	—	—	338,287,773
Materials	136,734,149	—	—	136,734,149
Real Estate	169,117,443	—	—	169,117,443
Utilities	89,479,925	—	—	89,479,925
Short-Term Investments
Investment Companies	16,095,039	—	—	16,095,039

Total Assets	$2,553,076,073	$—	$—	$2,553,076,073

Liabilities:
Futures	$(394,472)	$—	$—	$(394,472)

Total Liabilities	$(394,472)	$—	$—	$(394,472)

Total	$2,552,681,601	$—	$—	$2,552,681,601

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,047,307,663
Aggregate gross unrealized depreciation	(145,987,389)

Net unrealized appreciation	$901,320,274

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,651,361,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A(x)*	1,075	$52,761
Frontier Communications Parent, Inc.*	19,909	743,601
GCI Liberty, Inc., Class A*	259	9,727
GCI Liberty, Inc., Class C*	1,409	52,513
Iridium Communications, Inc.	7,195	125,625
Liberty Global Ltd., Class A*	14,469	165,815
Liberty Global Ltd., Class C*	10,858	127,581

		1,277,623

Entertainment (1.2%)
Electronic Arts, Inc.	20,559	4,146,750
Liberty Media Corp.-Liberty
Formula One, Class A*	1,427	135,879
Liberty Media Corp.-Liberty
Formula One, Class C*	48,789	5,096,011
Liberty Media Corp.-Liberty Live, Class A*	1,537	144,939
Liberty Media Corp.-Liberty Live, Class C*	3,781	366,644
Madison Square Garden Sports Corp.*	1,313	298,051
Roku, Inc.*	9,079	909,080
Take-Two Interactive Software, Inc.*	9,844	2,543,296
TKO Group Holdings, Inc., Class A	3,254	657,178
Warner Bros Discovery, Inc.*	190,136	3,713,356

		18,011,184

Interactive Media & Services (0.3%)
Cargurus, Inc., Class A*	68,303	2,542,921
IAC, Inc.*	5,458	185,954
Match Group, Inc.	20,231	714,559
Pinterest, Inc., Class A*	24,477	787,425
Trump Media & Technology Group Corp.(x)*	5,880	96,550
ZoomInfo Technologies, Inc., Class A*	24,862	271,244

		4,598,653

Media (0.6%)
Charter Communications, Inc., Class A*	7,211	1,983,782
DoubleVerify Holdings, Inc.*	6,100	73,078
Fox Corp., Class A	17,374	1,095,605
Fox Corp., Class B	12,122	694,469
Interpublic Group of Cos., Inc. (The)	30,576	853,376
Liberty Broadband Corp., Class A*	1,297	82,139
Liberty Broadband Corp., Class C*	7,045	447,639
New York Times Co. (The), Class A	13,066	749,988
News Corp., Class A	30,861	947,741
News Corp., Class B	10,222	353,170
Nexstar Media Group, Inc., Class A	2,183	431,667
NIQ Global Intelligence plc(x)*	1,747	27,428
Omnicom Group, Inc.	15,843	1,291,680
Sirius XM Holdings, Inc.	15,569	362,369

		9,394,131

Wireless Telecommunication Services (0.0%)†
Millicom International Cellular SA	8,403	407,881

Total Communication Services		33,689,472

Consumer Discretionary (7.6%)
Automobile Components (0.6%)
Aptiv plc*	17,741	1,529,629
BorgWarner, Inc.	17,652	775,982
Gentex Corp.	18,190	514,777
Goodyear Tire & Rubber Co. (The)*	186,499	1,395,013
Lear Corp.	28,353	2,852,595
Modine Manufacturing Co.*	15,520	2,206,323
QuantumScape Corp., Class A(x)*	34,760	428,243

		9,702,562

Automobiles (0.4%)
Ford Motor Co.	321,331	3,843,119
Harley-Davidson, Inc.(x)	8,727	243,483
Lucid Group, Inc., Class A(x)*	10,189	242,396
Rivian Automotive, Inc., Class A(x)*	63,834	937,083
Thor Industries, Inc.	4,269	442,653

		5,708,734

Broadline Retail (0.3%)
Dillard’s, Inc., Class A(x)	257	157,921
eBay, Inc.	38,009	3,456,919
Etsy, Inc.*	3,471	230,440
Macy’s, Inc.(x)	21,889	392,470
Ollie’s Bargain Outlet Holdings, Inc.*	4,956	636,350

		4,874,100

Distributors (0.2%)
Genuine Parts Co.	11,431	1,584,336
LKQ Corp.	21,233	648,456
Pool Corp.	2,400	744,168

		2,976,960

Diversified Consumer Services (0.3%)
ADT, Inc.	41,552	361,918
Bright Horizons Family Solutions, Inc.*	3,892	422,554
Grand Canyon Education, Inc.*	1,621	355,842
H&R Block, Inc.	9,140	462,210
OneSpaWorld Holdings Ltd.	99,059	2,094,107
Service Corp. International	11,416	950,040

		4,646,671

Hotels, Restaurants & Leisure (1.6%)
Aramark	21,230	815,232
Boyd Gaming Corp.	4,792	414,268
Brightstar Lottery plc(x)	109,682	1,892,014
Caesars Entertainment, Inc.*	16,948	458,020
Carnival Corp.*	60,872	1,759,810
Choice Hotels International, Inc.(x)	1,497	160,044
Churchill Downs, Inc.	829	80,421
Darden Restaurants, Inc.	485	92,325
Domino’s Pizza, Inc.	1,820	785,712
Flutter Entertainment plc, Class DI*	2,402	610,108
Hyatt Hotels Corp., Class A	3,310	469,788
MGM Resorts International*	16,876	584,922
Norwegian Cruise Line Holdings Ltd.*	3,514	86,550
Penn Entertainment, Inc.*	11,270	217,060
Red Rock Resorts, Inc., Class A	132,894	8,114,508
Restaurant Brands International, Inc.	9,649	618,887
Travel + Leisure Co.	3,499	208,156
Vail Resorts, Inc.(x)	448	67,007
Wendy’s Co. (The)	6,642	60,841
Wyndham Hotels & Resorts, Inc.	40,286	3,218,851
Wynn Resorts Ltd.	6,703	859,794
Yum! Brands, Inc.	15,052	2,287,904

		23,862,222

Household Durables (1.7%)
Century Communities, Inc.	49,565	3,140,934
DR Horton, Inc.	21,744	3,684,956
Garmin Ltd.	13,419	3,304,026
Lennar Corp., Class A	18,081	2,278,929
Lennar Corp., Class B	1,024	122,870
Mohawk Industries, Inc.*	4,191	540,304
Newell Brands, Inc.	32,452	170,049
NVR, Inc.*	789	6,339,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PulteGroup, Inc.	15,979	$2,111,305
SharkNinja, Inc.*	5,583	575,886
Somnigroup International, Inc.	27,326	2,304,402
Toll Brothers, Inc.	7,958	1,099,318
TopBuild Corp.*	2,161	844,648
Whirlpool Corp.(x)	4,442	349,141

		26,866,115

Leisure Products (0.3%)
Brunswick Corp.	5,123	323,979
Hasbro, Inc.	10,876	824,945
Malibu Boats, Inc., Class A*	79,280	2,572,636
Mattel, Inc.*	25,182	423,813
YETI Holdings, Inc.*	6,719	222,936

		4,368,309

Specialty Retail (1.7%)
AutoNation, Inc.*	2,259	494,201
Bath & Body Works, Inc.	62,996	1,622,777
Best Buy Co., Inc.	15,617	1,180,957
Boot Barn Holdings, Inc.*	8,669	1,436,627
CarMax, Inc.*	39,157	1,756,975
Dick’s Sporting Goods, Inc.	23,125	5,138,837
Five Below, Inc.*	16,127	2,494,847
Floor & Decor Holdings, Inc., Class A*	5,964	439,547
GameStop Corp., Class A*	33,024	900,895
Gap, Inc. (The)	18,952	405,383
Lithia Motors, Inc., Class A	1,873	591,868
Penske Automotive Group, Inc.	1,415	246,083
RH(x)*	1,008	204,785
Ross Stores, Inc.	21,037	3,205,828
Ulta Beauty, Inc.*	2,741	1,498,642
Valvoline, Inc.*	85,360	3,065,278
Wayfair, Inc., Class A(x)*	6,339	566,263
Williams-Sonoma, Inc.	8,177	1,598,195

		26,847,988

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	12,278	426,660
Birkenstock Holding plc(x)*	3,089	139,777
Columbia Sportswear Co.	2,129	111,347
Crocs, Inc.(x)*	4,484	374,638
Lululemon Athletica, Inc.*	3,673	653,537
PVH Corp.	3,882	325,195
Ralph Lauren Corp.	2,862	897,409
Steven Madden Ltd.(x)	119,386	3,997,043
Tapestry, Inc.	1,440	163,037
Under Armour, Inc., Class A*	17,963	89,635
Under Armour, Inc., Class C*	12,650	61,100
VF Corp.	27,933	403,073

		7,642,451

Total Consumer Discretionary		117,496,112

Consumer Staples (4.2%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	660	139,537
Brown-Forman Corp., Class A	4,010	107,909
Brown-Forman Corp., Class B	11,837	320,546
Coca-Cola Consolidated, Inc.	3,706	434,195
Constellation Brands, Inc., Class A	11,804	1,589,645
Molson Coors Beverage Co., Class B	13,842	626,351
Primo Brands Corp.	21,111	466,553

		3,684,736

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	34,163	598,194
BJ’s Wholesale Club Holdings, Inc.*	9,171	855,196
Casey’s General Stores, Inc.	2,568	1,451,742
Dollar General Corp.	18,092	1,869,808
Dollar Tree, Inc.*	16,112	1,520,489
Kroger Co. (The)	49,565	3,341,177
Maplebear, Inc.*	13,982	513,978
Performance Food Group Co.*	15,282	1,589,939
Sysco Corp.	18,272	1,504,517
US Foods Holding Corp.*	74,471	5,705,968

		18,951,008

Food Products (2.2%)
Archer-Daniels-Midland Co.	38,992	2,329,382
Bunge Global SA	11,190	909,187
Campbell’s Co. (The)(x)	16,201	511,628
Conagra Brands, Inc.	39,050	715,006
Darling Ingredients, Inc.*	11,447	353,369
Flowers Foods, Inc.	15,385	200,774
Freshpet, Inc.*	2,782	153,316
General Mills, Inc.	44,811	2,259,371
Hershey Co. (The)	10,546	1,972,629
Hormel Foods Corp.	23,648	585,052
Ingredion, Inc.	5,094	622,028
J M Smucker Co. (The)	8,440	916,584
Kellanova	22,593	1,853,078
Kraft Heinz Co. (The)	70,083	1,824,961
Lamb Weston Holdings, Inc.	11,221	651,716
Marzetti Co. (The)	20,105	3,473,943
McCormick & Co., Inc. (Non- Voting)	20,534	1,373,930
Pilgrim’s Pride Corp.	3,341	136,046
Post Holdings, Inc.*	95,449	10,258,859
Seaboard Corp.	17	61,999
Simply Good Foods Co. (The)*	72,314	1,794,833
Smithfield Foods, Inc.	3,601	84,551
Tyson Foods, Inc., Class A	22,578	1,225,985

		34,268,227

Household Products (0.2%)
Church & Dwight Co., Inc.	20,013	1,753,739
Clorox Co. (The)	10,144	1,250,755
Reynolds Consumer Products, Inc.	4,349	106,420

		3,110,914

Personal Care Products (0.4%)
BellRing Brands, Inc.*	10,379	377,277
Coty, Inc., Class A*	27,704	111,924
e.l.f. Beauty, Inc.*	4,507	597,087
Estee Lauder Cos., Inc. (The), Class A	19,242	1,695,605
Kenvue, Inc.	155,339	2,521,152

		5,303,045

Total Consumer Staples		65,317,930

Energy (4.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	81,032	3,947,879
Halliburton Co.	70,861	1,743,180
NOV, Inc.	30,999	410,737
TechnipFMC plc	33,115	1,306,387
Weatherford International plc	5,823	398,468

		7,806,651

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	27,254	529,818
Antero Resources Corp.*	135,011	4,530,969
APA Corp.	29,364	712,958
Cheniere Energy, Inc.	9,994	2,348,390
Chord Energy Corp.	24,553	2,439,832
Civitas Resources, Inc.(x)	121,749	3,956,842
Coterra Energy, Inc.	257,138	6,081,314
Devon Energy Corp.	51,351	1,800,366
Diamondback Energy, Inc.	15,540	2,223,774
DT Midstream, Inc.	8,230	930,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EQT Corp.	50,664	$2,757,641
Expand Energy Corp.	18,107	1,923,688
HF Sinclair Corp.	11,776	616,356
Kinder Morgan, Inc.	158,904	4,498,572
Marathon Petroleum Corp.	25,104	4,838,545
Matador Resources Co.	9,613	431,912
Occidental Petroleum Corp.	57,512	2,717,442
ONEOK, Inc.	51,005	3,721,835
Ovintiv, Inc.	20,717	836,552
Permian Resources Corp.	53,934	690,355
Phillips 66	30,903	4,203,426
Range Resources Corp.	19,326	727,431
Valero Energy Corp.	25,488	4,339,587
Viper Energy, Inc., Class A	78,361	2,994,957

		60,853,046

Total Energy		68,659,697

Financials (13.9%)
Banks (4.2%)
Ameris Bancorp	39,793	2,917,225
Bank OZK	8,505	433,585
BOK Financial Corp.	1,848	205,941
Cadence Bank	104,040	3,905,662
Citizens Financial Group, Inc.	35,963	1,911,793
Columbia Banking System, Inc.	146,475	3,770,266
Comerica, Inc.	10,466	717,130
Commerce Bancshares, Inc.	9,991	597,062
Cullen/Frost Bankers, Inc.	4,957	628,399
East West Bancorp, Inc.	11,305	1,203,417
Fifth Third Bancorp	54,514	2,428,599
First Citizens BancShares, Inc., Class A	779	1,393,756
First Hawaiian, Inc.	10,046	249,442
First Horizon Corp.	127,675	2,886,732
FNB Corp.	28,587	460,537
Huntington Bancshares, Inc.	118,252	2,042,212
KeyCorp	77,052	1,440,102
M&T Bank Corp.	12,887	2,546,729
National Bank Holdings Corp., Class A	53,486	2,066,699
Pinnacle Financial Partners, Inc.	5,628	527,850
Popular, Inc.	5,005	635,685
Prosperity Bancshares, Inc.	7,486	496,696
Regions Financial Corp.	73,627	1,941,544
Seacoast Banking Corp. of Florida	75,713	2,303,947
SouthState Bank Corp.	45,440	4,492,653
Synovus Financial Corp.	138,562	6,800,623
TFS Financial Corp.(x)	3,776	49,749
Triumph Financial, Inc.*	31,828	1,592,673
UMB Financial Corp.	32,624	3,861,050
Webster Financial Corp.	144,379	8,581,888
Western Alliance Bancorp	7,085	614,411
Wintrust Financial Corp.	5,289	700,475
Zions Bancorp NA	11,902	673,415

		65,077,947

Capital Markets (3.6%)
Affiliated Managers Group, Inc.	2,318	552,681
Ameriprise Financial, Inc.	717	352,226
Bank of New York Mellon Corp. (The)	53,524	5,831,975
Carlyle Group, Inc. (The)	21,560	1,351,812
Cboe Global Markets, Inc.	8,632	2,116,998
Coinbase Global, Inc., Class A*	15,498	5,230,420
Evercore, Inc., Class A	6,311	2,128,826
FactSet Research Systems, Inc.	2,916	835,405
Franklin Resources, Inc.	25,213	583,177
Freedom Holding Corp.(x)*	205	35,287
Hamilton Lane, Inc., Class A	1,134	152,852
Houlihan Lokey, Inc., Class A	2,641	542,250
Invesco Ltd.	29,472	676,088
Janus Henderson Group plc	10,238	455,693
Jefferies Financial Group, Inc.	9,572	626,200
Lazard, Inc.	6,059	319,794
MarketAxess Holdings, Inc.	3,001	522,924
Morningstar, Inc.	613	142,222
MSCI, Inc.	3,102	1,760,106
Nasdaq, Inc.	33,753	2,985,453
Northern Trust Corp.	15,565	2,095,049
Raymond James Financial, Inc.	14,959	2,581,923
Robinhood Markets, Inc., Class A*	52,369	7,498,193
SEI Investments Co.	8,541	724,704
State Street Corp.	23,153	2,685,979
Stifel Financial Corp.	61,751	7,006,886
T. Rowe Price Group, Inc.	18,078	1,855,526
TPG, Inc., Class A	23,479	1,348,869
Tradeweb Markets, Inc., Class A	8,773	973,628
Virtu Financial, Inc., Class A	6,610	234,655
XP, Inc., Class A	29,709	558,232

		54,766,033

Consumer Finance (0.8%)
Ally Financial, Inc.	94,785	3,715,572
Bread Financial Holdings, Inc.	41,045	2,289,080
Credit Acceptance Corp.*	326	152,219
OneMain Holdings, Inc.	9,632	543,823
PRA Group, Inc.*	92,205	1,423,645
SLM Corp.	14,959	414,065
SoFi Technologies, Inc.*	79,785	2,107,920
Synchrony Financial	30,407	2,160,417

		12,806,741

Financial Services (1.5%)
Affirm Holdings, Inc., Class A*	8,968	655,381
Block, Inc., Class A*	28,247	2,041,411
Euronet Worldwide, Inc.(x)*	3,247	285,119
Fidelity National Information
Services, Inc.	43,382	2,860,609
Global Payments, Inc.	19,849	1,649,055
Jack Henry & Associates, Inc.	5,966	888,516
MGIC Investment Corp.	19,289	547,229
Mr Cooper Group, Inc.	44,902	9,464,893
Rocket Cos., Inc., Class A(x)	20,847	404,015
UWM Holdings Corp., Class A	11,240	68,452
Voya Financial, Inc.	56,716	4,242,357
Western Union Co. (The)	22,798	182,156
WEX, Inc.*	2,584	407,057

		23,696,250

Insurance (3.6%)
Allstate Corp. (The)	21,638	4,644,597
American Financial Group, Inc.	5,535	806,560
Arch Capital Group Ltd.	29,943	2,716,728
Assurant, Inc.	4,248	920,117
Assured Guaranty Ltd.	3,901	330,220
Axis Capital Holdings Ltd.	6,592	631,514
Brighthouse Financial, Inc.*	4,893	259,720
Brown & Brown, Inc.	32,788	3,075,187
Cincinnati Financial Corp.	12,791	2,022,257
CNA Financial Corp.	1,975	91,758
Everest Group Ltd.	11,825	4,141,470
Fidelity National Financial, Inc.	21,041	1,272,770
First American Financial Corp.	8,165	524,520
Globe Life, Inc.	6,912	988,209
Hanover Insurance Group, Inc. (The)	2,937	533,447
Hartford Insurance Group, Inc. (The)	23,253	3,101,718
Kemper Corp.	80,897	4,170,240
Lincoln National Corp.	14,708	593,174
Loews Corp.	33,737	3,386,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Group, Inc.*	820	$1,567,315
Old Republic International Corp.	19,485	827,528
Primerica, Inc.	2,762	766,704
Principal Financial Group, Inc.	18,487	1,532,757
Prudential Financial, Inc.	29,337	3,043,420
Reinsurance Group of America, Inc.	5,425	1,042,305
RenaissanceRe Holdings Ltd.	25,508	6,477,246
RLI Corp.	6,662	434,496
Unum Group	14,329	1,114,510
W.R. Berkley Corp.	23,853	1,827,617
White Mountains Insurance Group Ltd.	210	351,019
Willis Towers Watson plc	8,033	2,775,000

		55,970,980

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	83,889	821,273
Annaly Capital Management, Inc. (REIT)	51,468	1,040,168
Rithm Capital Corp. (REIT)	44,426	506,012
Starwood Property Trust, Inc. (REIT)	28,169	545,634

		2,913,087

Total Financials		215,231,038

Health Care (6.8%)
Biotechnology (0.5%)
Biogen, Inc.*	11,889	1,665,411
BioMarin Pharmaceutical, Inc.*	15,471	837,909
Caris Life Sciences, Inc.*	804	24,321
Exact Sciences Corp.*	14,486	792,529
Exelixis, Inc.*	3,970	163,961
Incyte Corp.*	9,666	819,773
Insmed, Inc.*	922	132,777
Ionis Pharmaceuticals, Inc.*	1,019	66,663
Moderna, Inc.*	29,194	754,081
Neurocrine Biosciences, Inc.*	1,154	161,999
Revolution Medicines, Inc.*	14,232	664,634
Roivant Sciences Ltd.*	31,597	478,063
Sarepta Therapeutics, Inc.*	1,281	24,685
United Therapeutics Corp.*	3,624	1,519,217
Viking Therapeutics, Inc.(x)*	8,249	216,784

		8,322,807

Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	5,635	705,615
Baxter International, Inc.	42,144	959,619
Boston Scientific Corp.*	14,888	1,453,515
Cooper Cos., Inc. (The)*	79,473	5,448,669
Dentsply Sirona, Inc.	16,466	208,953
Envista Holdings Corp.*	13,733	279,741
GE HealthCare Technologies, Inc.	37,325	2,803,107
Globus Medical, Inc., Class A*	9,023	516,747
Hologic, Inc.*	18,377	1,240,264
ICU Medical, Inc.*	18,486	2,217,581
LivaNova plc*	37,092	1,942,879
ResMed, Inc.	9,064	2,481,089
Solventum Corp.*	62,796	4,584,108
STERIS plc	7,981	1,974,819
Teleflex, Inc.	40,283	4,929,028
Zimmer Biomet Holdings, Inc.	16,090	1,584,865

		33,330,599

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	68,708	1,701,210
Cardinal Health, Inc.	9,898	1,553,590
Centene Corp.*	40,081	1,430,090
Chemed Corp.	1,060	474,605
Encompass Health Corp.	8,144	1,034,451
Henry Schein, Inc.*	8,679	576,025
Humana, Inc.	9,871	2,568,138
Labcorp Holdings, Inc.	19,636	5,636,710
Molina Healthcare, Inc.*	8,792	1,682,437
Quest Diagnostics, Inc.	9,173	1,748,190
Tenet Healthcare Corp.*	7,089	1,439,351
Universal Health Services, Inc., Class B	4,533	926,727

		20,771,524

Health Care Technology (0.1%)
Certara, Inc.*	9,851	120,379
Veeva Systems, Inc., Class A*	2,473	736,732

		857,111

Life Sciences Tools & Services (2.1%)
Agilent Technologies, Inc.	23,259	2,985,293
Avantor, Inc.*	54,480	679,910
Bio-Rad Laboratories, Inc., Class A*	1,590	445,820
Bio-Techne Corp.	12,769	710,340
Bruker Corp.	8,465	275,028
Charles River Laboratories International, Inc.*	4,019	628,813
Evotec SE (ADR)*	259,516	942,043
ICON plc*	45,228	7,914,900
Illumina, Inc.*	46,224	4,389,893
IQVIA Holdings, Inc.*	13,799	2,620,982
Mettler-Toledo International, Inc.*	1,697	2,083,254
QIAGEN NV(x)	17,550	784,134
Repligen Corp.*	3,802	508,213
Revvity, Inc.	52,480	4,599,872
Sotera Health Co.*	12,608	198,324
Waters Corp.*	2,336	700,356
West Pharmaceutical Services, Inc.	5,891	1,545,386

		32,012,561

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.(x)*	39,968	804,956
Jazz Pharmaceuticals plc*	4,781	630,136
Organon & Co.	21,084	225,177
Perrigo Co. plc	248,666	5,537,792
Royalty Pharma plc, Class A	30,983	1,093,080
Viatris, Inc.	95,195	942,430

		9,233,571

Total Health Care		104,528,173

Industrials (15.6%)
Aerospace & Defense (1.8%)
ATI, Inc.*	11,513	936,467
BWX Technologies, Inc.	6,248	1,151,944
Curtiss-Wright Corp.	3,058	1,660,310
Ducommun, Inc.*	18,542	1,782,442
Hexcel Corp.	6,484	406,547
Huntington Ingalls Industries, Inc.	33,110	9,532,700
L3Harris Technologies, Inc.	15,272	4,664,222
Leonardo DRS, Inc.	3,754	170,432
Loar Holdings, Inc.*	323	25,840
Moog, Inc., Class A	12,164	2,526,098
Spirit AeroSystems Holdings, Inc., Class A*	8,604	332,114
StandardAero, Inc.*	88,026	2,402,230
Textron, Inc.	14,516	1,226,457
Woodward, Inc.	4,870	1,230,698

		28,048,501

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	9,540	1,263,096
Expeditors International of Washington, Inc.	11,034	1,352,658
GXO Logistics, Inc.*	9,326	493,252

		3,109,006

Building Products (1.0%)
A.O. Smith Corp.	9,156	672,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Drainage Systems, Inc.	5,811	$805,986
Allegion plc	6,973	1,236,662
Armstrong World Industries, Inc.	2,426	475,520
Builders FirstSource, Inc.*	23,169	2,809,241
Carlisle Cos., Inc.	3,121	1,026,684
Fortune Brands Innovations, Inc.	59,415	3,172,167
Hayward Holdings, Inc.*	163,536	2,472,664
Masco Corp.	17,106	1,204,091
Owens Corning	6,849	968,860
Simpson Manufacturing Co., Inc.	3,105	519,963
Trex Co., Inc.*	8,354	431,651

		15,795,631

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	4,189	972,770
MSA Safety, Inc.	2,978	512,424
RB Global, Inc.	14,351	1,555,074
Tetra Tech, Inc.	17,604	587,622
Veralto Corp.	11,633	1,240,194

		4,868,084

Construction & Engineering (0.6%)
AECOM	10,898	1,421,862
API Group Corp.*	30,265	1,040,208
EMCOR Group, Inc.	2,377	1,543,957
Everus Construction Group, Inc.*	4,063	348,402
Fluor Corp.*	34,464	1,449,900
MasTec, Inc.*	4,047	861,242
Quanta Services, Inc.	2,737	1,134,268
Valmont Industries, Inc.	1,611	624,633
WillScot Holdings Corp.	11,524	243,272

		8,667,744

Electrical Equipment (1.4%)
Acuity, Inc.	2,515	866,141
AMETEK, Inc.	18,810	3,536,280
Generac Holdings, Inc.*	13,793	2,308,948
Hubbell, Inc., Class B	4,353	1,873,139
nVent Electric plc	13,418	1,323,551
Regal Rexnord Corp.	61,743	8,856,416
Rockwell Automation, Inc.	8,501	2,971,355
Sensata Technologies Holding plc	11,509	351,600

		22,087,430

Ground Transportation (0.7%)
Avis Budget Group, Inc.(x)*	972	156,079
JB Hunt Transport Services, Inc.	6,352	852,248
Knight-Swift Transportation
Holdings, Inc., Class A	13,139	519,122
Landstar System, Inc.	2,721	333,486
Lyft, Inc., Class A*	27,544	606,243
Old Dominion Freight Line, Inc.	14,292	2,012,028
Ryder System, Inc.	17,931	3,382,504
Saia, Inc.*	2,192	656,197
Schneider National, Inc., Class B	4,643	98,246
U-Haul Holding Co. (Nasdaq Stock Exchange)*	358	20,431
U-Haul Holding Co. (New York Stock Exchange)	5,165	262,898
XPO, Inc.*	7,489	968,103

		9,867,585

Machinery (4.1%)
AGCO Corp.	5,013	536,742
Allison Transmission Holdings, Inc.	5,849	496,463
Atmus Filtration Technologies, Inc.	51,368	2,316,183
CNH Industrial NV	71,838	779,442
Crane Co.	4,115	757,736
Cummins, Inc.	11,236	4,745,749
Donaldson Co., Inc.	9,322	763,006
Dover Corp.	11,039	1,841,636
Energy Recovery, Inc.*	132,057	2,036,319
Esab Corp.	13,273	1,483,125
Flowserve Corp.	11,104	590,067
Fortive Corp.	27,644	1,354,280
Gates Industrial Corp. plc*	339,777	8,433,265
Graco, Inc.	13,601	1,155,541
Helios Technologies, Inc.	38,441	2,003,929
IDEX Corp.	19,828	3,227,205
Ingersoll Rand, Inc.	32,897	2,717,950
ITT, Inc.	6,254	1,117,965
JBT Marel Corp.	24,403	3,427,401
Lincoln Electric Holdings, Inc.	4,452	1,049,915
Middleby Corp. (The)*	28,924	3,844,867
Mueller Industries, Inc.	8,909	900,789
Nordson Corp.	4,344	985,871
Oshkosh Corp.	5,267	683,130
Otis Worldwide Corp.	32,257	2,949,258
Pentair plc	13,263	1,469,010
RBC Bearings, Inc.*	2,038	795,411
Snap-on, Inc.	4,224	1,463,743
Stanley Black & Decker, Inc.	12,636	939,234
Timken Co. (The)	5,167	388,455
Toro Co. (The)	30,430	2,318,766
Westinghouse Air Brake Technologies Corp.	13,980	2,802,571
Xylem, Inc.	19,857	2,928,908

		63,303,932

Marine Transportation (0.0%)†
Kirby Corp.*	4,605	384,287

Passenger Airlines (0.6%)
Alaska Air Group, Inc.*	30,171	1,501,912
American Airlines Group, Inc.*	51,401	577,747
Delta Air Lines, Inc.	53,209	3,019,611
Southwest Airlines Co.	34,455	1,099,459
United Airlines Holdings, Inc.*	26,551	2,562,172

		8,760,901

Professional Services (2.9%)
Amentum Holdings, Inc.*	12,847	307,686
Broadridge Financial Solutions, Inc.	895	213,162
CACI International, Inc., Class A*	9,256	4,616,708
Clarivate plc*	28,940	110,840
Concentrix Corp.(x)	3,732	172,232
Dayforce, Inc.*	11,351	781,970
Equifax, Inc.	8,427	2,161,778
First Advantage Corp.(x)*	199,754	3,074,214
FTI Consulting, Inc.*	21,849	3,531,891
Genpact Ltd.	12,738	533,595
Jacobs Solutions, Inc.	9,729	1,457,988
KBR, Inc.	9,787	462,827
Leidos Holdings, Inc.	10,509	1,985,781
ManpowerGroup, Inc.	3,690	139,851
Parsons Corp.(x)*	4,347	360,453
Paychex, Inc.	18,048	2,287,765
Paycom Software, Inc.	1,917	399,004
Paylocity Holding Corp.*	306	48,737
Robert Half, Inc.	7,997	271,738
Science Applications International Corp.	3,879	385,456
SS&C Technologies Holdings, Inc.	90,408	8,024,614
TransUnion	87,994	7,372,137
Verisk Analytics, Inc.	4,598	1,156,443
WNS Holdings Ltd.*	61,481	4,689,156

		44,546,026

Trading Companies & Distributors (2.0%)
Air Lease Corp., Class A	8,711	554,455
Applied Industrial Technologies, Inc.	3,119	814,215
Boise Cascade Co.	39,347	3,042,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Core & Main, Inc., Class A*	6,550	$352,587
Fastenal Co.	16,722	820,047
Ferguson Enterprises, Inc.	15,012	3,371,395
MSC Industrial Direct Co., Inc., Class A	3,545	326,636
QXO, Inc.*	50,034	953,648
SiteOne Landscape Supply, Inc.*	2,364	304,483
United Rentals, Inc.	5,242	5,004,328
W.W. Grainger, Inc.	526	501,257
Watsco, Inc.	2,856	1,154,681
WESCO International, Inc.	63,350	13,398,525

		30,598,567

Total Industrials		240,037,694

Information Technology (7.8%)
Communications Equipment (0.9%)
Ciena Corp.*	45,731	6,661,635
F5, Inc.*	10,299	3,328,534
Lumentum Holdings, Inc.(x)*	5,232	851,299
Viavi Solutions, Inc.*	209,115	2,653,669

		13,495,137

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	4,237	512,677
Avnet, Inc.	6,764	353,622
Belden, Inc.	20,132	2,421,276
CDW Corp.	10,064	1,602,994
Cognex Corp.	13,684	619,885
Coherent Corp.*	12,627	1,360,180
Corning, Inc.	63,798	5,233,350
Crane NXT Co.	3,835	257,213
Flex Ltd.*	92,692	5,373,355
Ingram Micro Holding Corp.(x)	1,222	26,261
IPG Photonics Corp.*	2,022	160,122
Jabil, Inc.	3,026	657,156
Keysight Technologies, Inc.*	14,047	2,457,101
Littelfuse, Inc.	1,962	508,178
Ralliant Corp.	9,739	425,887
TD SYNNEX Corp.	6,349	1,039,649
Teledyne Technologies, Inc.*	8,649	5,068,660
Trimble, Inc.*	19,393	1,583,439
Vontier Corp.	11,949	501,500
Zebra Technologies Corp., Class A*	4,114	1,222,516

		31,385,021

IT Services (1.5%)
Akamai Technologies, Inc.*	11,829	896,165
Amdocs Ltd.	43,861	3,598,795
Cognizant Technology Solutions Corp., Class A	40,281	2,701,647
DXC Technology Co.*	13,435	183,119
EPAM Systems, Inc.*	4,511	680,214
Globant SA*	3,208	184,075
GoDaddy, Inc., Class A*	19,955	2,730,443
Kyndryl Holdings, Inc.*	17,106	513,693
MongoDB, Inc.*	5,808	1,802,687
Okta, Inc.*	8,226	754,324
Twilio, Inc., Class A*	9,441	944,950
VeriSign, Inc.	23,470	6,561,508
Wix.com Ltd.*	12,866	2,285,387

		23,837,007

Semiconductors & Semiconductor Equipment (1.2%)
Allegro MicroSystems, Inc.*	10,260	299,592
Amkor Technology, Inc.	9,132	259,349
Cirrus Logic, Inc.*	4,109	514,817
Entegris, Inc.	10,302	952,523
First Solar, Inc.*	8,248	1,818,931
GLOBALFOUNDRIES, Inc.*	8,293	297,221
Lattice Semiconductor Corp.*	1,671	122,518
MACOM Technology Solutions Holdings, Inc.*	3,904	486,009
Microchip Technology, Inc.	43,092	2,767,368
MKS, Inc.	42,246	5,228,787
ON Semiconductor Corp.*	34,244	1,688,572
Onto Innovation, Inc.*	3,060	395,413
Qorvo, Inc.*	6,904	628,816
Skyworks Solutions, Inc.	12,206	939,618
Teradyne, Inc.	13,216	1,819,050
Universal Display Corp.	3,598	516,781

		18,735,365

Software (1.4%)
Aurora Innovation, Inc., Class A*	85,551	461,120
BILL Holdings, Inc.*	7,589	401,989
CCC Intelligent Solutions Holdings, Inc.(x)*	42,796	389,872
Circle Internet Group, Inc., Class A*	3,243	429,957
Docusign, Inc.*	4,032	290,667
Dolby Laboratories, Inc., Class A	5,028	363,876
Dropbox, Inc., Class A*	11,083	334,817
Fair Isaac Corp.*	329	492,358
Gen Digital, Inc.	39,690	1,126,799
Informatica, Inc., Class A*	8,623	214,195
nCino, Inc.*	7,504	203,433
Nutanix, Inc., Class A*	15,846	1,178,784
Pegasystems, Inc.(x)	29,846	1,716,145
Progress Software Corp.(x)*	112,635	4,948,056
PTC, Inc.*	20,134	4,087,605
Rubrik, Inc., Class A*	3,817	313,948
SailPoint, Inc.(x)*	4,923	108,700
SentinelOne, Inc., Class A*	6,794	119,642
Teradata Corp.*	5,941	127,791
Tyler Technologies, Inc.*	604	315,989
UiPath, Inc., Class A*	32,831	439,279
Unity Software, Inc.*	24,552	983,062
Zoom Communications, Inc., Class A*	21,385	1,764,263

		20,812,347

Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.	107,142	2,631,407
HP, Inc.	77,839	2,119,556
NetApp, Inc.	9,858	1,167,779
Pure Storage, Inc., Class A*	3,672	307,750
Sandisk Corp.*	10,968	1,230,610
Super Micro Computer, Inc.(x)*	22,913	1,098,449
Western Digital Corp.	28,268	3,393,856

		11,949,407

Total Information Technology		120,214,284

Materials (5.1%)
Chemicals (2.1%)
Albemarle Corp.	9,574	776,260
Ashland, Inc.	79,289	3,798,736
Avient Corp.	69,520	2,290,684
Axalta Coating Systems Ltd.*	17,620	504,284
Celanese Corp.	9,170	385,874
CF Industries Holdings, Inc.	13,122	1,177,043
Corteva, Inc.	56,356	3,811,356
Dow, Inc.	58,417	1,339,502
DuPont de Nemours, Inc.	34,205	2,664,569
Eastman Chemical Co.	9,461	596,516
Element Solutions, Inc.	18,027	453,740
FMC Corp.	10,604	356,613
Huntsman Corp.	13,707	123,089
Ingevity Corp.*	62,965	3,475,038
International Flavors & Fragrances, Inc.	21,095	1,298,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	21,168	$1,038,079
Mosaic Co. (The)	26,000	901,680
NewMarket Corp.	490	405,823
Olin Corp.	9,690	242,153
PPG Industries, Inc.	18,398	1,933,814
Quaker Chemical Corp.	19,511	2,570,574
RPM International, Inc.	10,458	1,232,789
Scotts Miracle-Gro Co. (The)	3,785	215,556
Westlake Corp.	2,832	218,234

		31,810,192

Construction Materials (0.8%)
Eagle Materials, Inc.	2,540	591,921
James Hardie Industries plc (ADR)(x)*	169,138	3,249,141
Knife River Corp.*	35,425	2,723,120
Martin Marietta Materials, Inc.	4,883	3,077,657
Vulcan Materials Co.	10,766	3,311,837

		12,953,676

Containers & Packaging (1.0%)
Amcor plc	187,920	1,537,186
AptarGroup, Inc.	5,387	720,026
Avery Dennison Corp.	6,385	1,035,455
Ball Corp.	22,518	1,135,357
Crown Holdings, Inc.	9,532	920,696
Graphic Packaging Holding Co.	23,801	465,786
International Paper Co.	42,662	1,979,517
Packaging Corp. of America	7,169	1,562,340
Sealed Air Corp.	11,329	400,480
Silgan Holdings, Inc.	90,358	3,886,298
Smurfit WestRock plc	42,375	1,803,904
Sonoco Products Co.	8,262	356,010

		15,803,055

Metals & Mining (1.2%)
Alcoa Corp.	20,872	686,480
Anglogold Ashanti plc	36,415	2,561,067
Carpenter Technology Corp.	3,256	799,478
Cleveland-Cliffs, Inc.*	39,625	483,425
MP Materials Corp.(x)*	10,652	714,430
Nucor Corp.	18,741	2,538,094
Reliance, Inc.	18,792	5,277,357
Royal Gold, Inc.	5,276	1,058,260
Steel Dynamics, Inc.	10,265	1,431,249
Taseko Mines Ltd.*	570,559	2,413,464

		17,963,304

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	5,145	457,082

Total Materials		78,987,309

Real Estate (7.3%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	90,812	2,702,565
WP Carey, Inc. (REIT)	17,496	1,182,205

		3,884,770

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	14,100	1,175,094
American Healthcare REIT, Inc. (REIT)	46,135	1,938,131
Healthcare Realty Trust, Inc. (REIT), Class A(x)	26,736	482,050
Healthpeak Properties, Inc. (REIT)	57,162	1,094,652
Medical Properties Trust, Inc. (REIT)(x)	40,964	207,688
Omega Healthcare Investors, Inc. (REIT)	23,563	994,830
Ventas, Inc. (REIT)	36,985	2,588,580

		8,481,025

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	56,675	964,608
Park Hotels & Resorts, Inc. (REIT)(x)	16,063	177,978
Ryman Hospitality Properties, Inc. (REIT)	42,266	3,786,611

		4,929,197

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	23,952	293,173
EastGroup Properties, Inc. (REIT)	4,267	722,232
First Industrial Realty Trust, Inc. (REIT)	62,012	3,191,758
Lineage, Inc. (REIT)	5,761	222,605
Rexford Industrial Realty, Inc. (REIT)	87,990	3,617,269
STAG Industrial, Inc. (REIT)	15,191	536,090

		8,583,127

Office REITs (0.3%)
BXP, Inc. (REIT)(x)	13,256	985,451
Cousins Properties, Inc. (REIT)	13,251	383,484
Douglas Emmett, Inc. (REIT)	133,837	2,083,842
Highwoods Properties, Inc. (REIT)	8,349	265,665
Kilroy Realty Corp. (REIT)(x)	9,733	411,219
Vornado Realty Trust (REIT)	14,252	577,634

		4,707,295

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	21,802	3,435,123
CoStar Group, Inc.*	30,158	2,544,431
Howard Hughes Holdings, Inc.*	2,517	206,822
Jones Lang LaSalle, Inc.*	2,824	842,343
Zillow Group, Inc., Class A*	3,672	273,343
Zillow Group, Inc., Class C*	13,555	1,044,413

		8,346,475

Residential REITs (1.6%)
American Homes 4 Rent (REIT), Class A	27,662	919,761
AvalonBay Communities, Inc. (REIT)	11,597	2,240,192
Camden Property Trust (REIT)	46,156	4,928,538
Equity LifeStyle Properties, Inc. (REIT)	15,545	943,581
Equity Residential (REIT)	31,216	2,020,612
Essex Property Trust, Inc. (REIT)	5,168	1,383,267
Invitation Homes, Inc. (REIT)	49,596	1,454,651
Mid-America Apartment
Communities, Inc. (REIT)	54,400	7,601,312
Sun Communities, Inc. (REIT)	8,414	1,085,406
UDR, Inc. (REIT)	72,422	2,698,444

		25,275,764

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	8,772	623,163
Brixmor Property Group, Inc. (REIT)	179,361	4,964,713
Federal Realty Investment Trust (REIT)	6,898	698,836
Kimco Realty Corp. (REIT)	54,190	1,184,052
NNN REIT, Inc. (REIT)	15,260	649,618
Realty Income Corp. (REIT)	73,662	4,477,913
Regency Centers Corp. (REIT)	14,866	1,083,731
Simon Property Group, Inc. (REIT)	20,606	3,867,128

		17,549,154

Specialized REITs (2.0%)
Crown Castle, Inc. (REIT)	35,486	3,424,044
CubeSmart (REIT)	225,277	9,159,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Realty Trust, Inc. (REIT)	27,769	$4,800,705
EPR Properties (REIT)	6,263	363,317
Extra Space Storage, Inc. (REIT)	17,178	2,421,067
Gaming and Leisure Properties, Inc. (REIT)	22,128	1,031,386
Iron Mountain, Inc. (REIT)	23,919	2,438,303
Millrose Properties, Inc. (REIT)	9,586	322,185
National Storage Affiliates Trust (REIT)	5,891	178,026
Rayonier, Inc. (REIT)	12,350	327,769
SBA Communications Corp. (REIT)	8,852	1,711,534
VICI Properties, Inc. (REIT), Class A	86,300	2,814,243
Weyerhaeuser Co. (REIT)	59,721	1,480,484

		30,472,826

Total Real Estate		112,229,633

Utilities (4.3%)
Electric Utilities (1.7%)
Alliant Energy Corp.	21,157	1,426,193
Edison International	31,394	1,735,460
Entergy Corp.	36,395	3,391,650
Evergy, Inc.	18,797	1,428,948
Eversource Energy	29,888	2,126,232
Exelon Corp.	82,590	3,717,376
FirstEnergy Corp.	44,669	2,046,733
IDACORP, Inc.	4,464	589,918
OGE Energy Corp.	16,380	757,903
PG&E Corp.	179,098	2,700,798
Pinnacle West Capital Corp.	9,783	877,144
PPL Corp.	60,217	2,237,664
Xcel Energy, Inc.	48,231	3,889,830

		26,925,849

Gas Utilities (0.9%)
Atmos Energy Corp.	13,006	2,220,774
Chesapeake Utilities Corp.	26,250	3,535,613
MDU Resources Group, Inc.	17,070	304,017
National Fuel Gas Co.	7,213	666,265
ONE Gas, Inc.	40,365	3,267,143
UGI Corp.	123,836	4,118,785

		14,112,597

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	58,044	763,859
Brookfield Renewable Corp.	10,955	377,071
Clearway Energy, Inc., Class A	3,146	84,722
Clearway Energy, Inc., Class C	6,389	180,489
Talen Energy Corp.*	3,734	1,588,369

		2,994,510

Multi-Utilities (1.3%)
Ameren Corp.	22,190	2,316,192
CenterPoint Energy, Inc.	53,096	2,060,125
CMS Energy Corp.	24,215	1,773,991
Consolidated Edison, Inc.	29,434	2,958,706
DTE Energy Co.	17,077	2,415,200
NiSource, Inc.	38,196	1,653,887
Public Service Enterprise Group, Inc.	40,807	3,405,752
WEC Energy Group, Inc.	26,024	2,982,090

		19,565,943

Water Utilities (0.2%)
American Water Works Co., Inc.	15,878	2,210,059
Essential Utilities, Inc.	23,236	927,116

		3,137,175

Total Utilities		66,736,074

Total Common Stocks (79.2%) (Cost $916,243,030)		1,223,127,416

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	8,975	585,709
iShares Morningstar Mid-Cap ETF	7,464	619,885
iShares Morningstar Mid-Cap Growth ETF(x)	116,880	9,669,483
iShares Morningstar Mid-Cap Value ETF‡	299,011	24,025,683
iShares Russell Mid-Cap ETF	6,120	590,886
iShares Russell Mid-Cap Growth ETF(x)	10,808	1,539,167
iShares Russell Mid-Cap Value ETF(x)	377,875	52,777,801
iShares S&P Mid-Cap 400 Growth ETF(x)	158,940	15,240,757
SPDR S&P 400 Mid Cap Value ETF	283,888	23,679,098
Vanguard Mid-Cap Growth ETF(x)	12,100	3,554,859
Vanguard Mid-Cap Value ETF(x)	149,000	26,012,420

Total Exchange Traded Funds (10.3%) (Cost $67,768,635)		158,295,748

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	4,000,000	4,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	23,843,003	23,843,003
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	57,666,487	57,689,553
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		94,532,556

Total Short-Term Investments (6.1%) (Cost $94,522,656)		94,532,556

Total Investments in Securities (95.6%) (Cost $1,078,534,321)		1,475,955,720
Other Assets Less Liabilities (4.4%)		67,827,836

Net Assets (100%)		$1,543,783,556

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $51,174,279. This was collateralized by $15,413,136 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 9/30/25 – 5/15/55 and by cash of $36,843,003 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	299,011	31,034,071	—	(9,077,886)	1,451,183	618,315	24,025,683	446,932	—

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	82	12/2025	USD	27,628,875	321,199
S&P Midcap 400 E-Mini Index	382	12/2025	USD	125,532,840	(1,557,734)

					(1,236,535)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,689,472	$—	$—	$33,689,472
Consumer Discretionary	117,496,112	—	—	117,496,112
Consumer Staples	65,317,930	—	—	65,317,930
Energy	68,659,697	—	—	68,659,697
Financials	215,231,038	—	—	215,231,038
Health Care	104,528,173	—	—	104,528,173
Industrials	240,037,694	—	—	240,037,694
Information Technology	120,214,284	—	—	120,214,284
Materials	78,987,309	—	—	78,987,309
Real Estate	112,229,633	—	—	112,229,633
Utilities	66,736,074	—	—	66,736,074
Exchange Traded Funds	158,295,748	—	—	158,295,748
Futures	321,199	—	—	321,199
Short-Term Investments
Investment Companies	94,532,556	—	—	94,532,556

Total Assets	$1,476,276,919	$—	$—	$1,476,276,919

Liabilities:
Futures	$(1,557,734)	$—	$—	$(1,557,734)

Total Liabilities	$(1,557,734)	$—	$—	$(1,557,734)

Total	$1,474,719,185	$—	$—	$1,474,719,185

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$480,069,972
Aggregate gross unrealized depreciation	(89,111,304)

Net unrealized appreciation	$390,958,668

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,083,760,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,721	$36,950
Bandwidth, Inc., Class A*	1,040	17,337
Cogent Communications Holdings, Inc.(x)	6,941	266,187
Globalstar, Inc.(x)*	7,669	279,075
IDT Corp., Class B	1,943	101,638
Lumen Technologies, Inc.*	129,926	795,147

		1,496,334

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A(x)*	1,070	48,653
Atlanta Braves Holdings, Inc., Class C*	7,141	296,994
Cinemark Holdings, Inc.	16,019	448,853
CuriosityStream, Inc.	4,753	25,191
Golden Matrix Group, Inc.*	2,920	3,300
IMAX Corp.*	6,795	222,536
Madison Square Garden Entertainment Corp., Class A*	6,042	273,340
Playtika Holding Corp.	2,182	8,488
Vivid Seats, Inc., Class A*	347	5,767

		1,333,122

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	2,032	11,115
Bumble, Inc., Class A*	1,281	7,801
Cargurus, Inc., Class A*	12,707	473,082
EverQuote, Inc., Class A*	4,431	101,337
fuboTV, Inc.(x)*	50,553	209,795
Grindr, Inc.*	4,989	74,935
MediaAlpha, Inc., Class A*	5,408	61,543
QuinStreet, Inc.*	8,483	131,232
Rumble, Inc.(x)*	3,871	28,026
Travelzoo(x)*	994	9,771
TripAdvisor, Inc.*	8,771	142,616
Vimeo, Inc.*	9,686	75,067
Yelp, Inc., Class A*	9,535	297,492
ZipRecruiter, Inc., Class A*	10,887	45,943
ZoomInfo Technologies, Inc., Class A*	123,402	1,346,316

		3,016,071

Media (0.2%)
Altice USA, Inc., Class A*	6,235	15,026
Boston Omaha Corp., Class A(x)*	265	3,466
Emerald Holding, Inc.(x)	2,156	10,974
Entravision Communications Corp., Class A	1,743	4,061
Gambling.com Group Ltd.(x)*	2,796	22,871
Gannett Co., Inc.(x)*	20,449	84,455
Ibotta, Inc., Class A*	2,111	58,792
Integral Ad Science Holding Corp.*	1,427	14,513
John Wiley & Sons, Inc., Class A	5,960	241,201
Magnite, Inc.*	21,610	470,666
Stagwell, Inc., Class A(x)*	18,532	104,335
TechTarget, Inc.*	451	2,620
Thryv Holdings, Inc.*	5,039	60,770

		1,093,750

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	11,285	96,938

Total Communication Services		7,036,215

Consumer Discretionary (13.4%)
Automobile Components (0.6%)
Dorman Products, Inc.*	4,253	662,958
Fox Factory Holding Corp.*	1,693	41,123
LCI Industries	444	41,359
Luminar Technologies, Inc., Class A(x)*	3,600	6,876
Modine Manufacturing Co.*	8,076	1,148,084
Patrick Industries, Inc.	5,019	519,115
Solid Power, Inc.(x)*	2,605	9,039
XPEL, Inc.(m)*	3,664	121,168

		2,549,722

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	5,928	28,158

Broadline Retail (1.9%)
Global-e Online Ltd.*	244,933	8,758,804
Groupon, Inc.*	3,760	87,796
Savers Value Village, Inc.(x)*	5,528	73,246

		8,919,846

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	5,479	846,232
American Public Education, Inc.*	2,487	98,162
Carriage Services, Inc., Class A	2,136	95,137
Coursera, Inc.*	21,318	249,634
European Wax Center, Inc., Class A*	4,653	18,565
Frontdoor, Inc.*	11,466	771,547
KinderCare Learning Cos., Inc.*	5,071	33,671
Laureate Education, Inc.*	6,900	217,626
Lincoln Educational Services Corp.*	4,491	105,538
McGraw Hill, Inc.*	2,339	29,354
Mister Car Wash, Inc.*	13,146	70,068
Nerdy, Inc.(x)*	9,349	11,780
OneSpaWorld Holdings Ltd.	14,555	307,693
Stride, Inc.*	6,588	981,217
Udemy, Inc.*	14,752	103,412
Universal Technical Institute, Inc.*	7,223	235,109
Zspace, Inc.*	561	550

		4,175,295

Hotels, Restaurants & Leisure (3.9%)
Accel Entertainment, Inc., Class A*	8,203	90,807
Bally’s Corp.*	1,162	12,898
BJ’s Restaurants, Inc.*	1,901	58,038
Black Rock Coffee Bar, Inc., Class A*	158,441	3,780,402
Bloomin’ Brands, Inc.	8,537	61,210
Brinker International, Inc.*	6,828	864,971
Cheesecake Factory, Inc. (The)(x)	94,936	5,187,303
Cracker Barrel Old Country Store, Inc.(x)	857	37,759
Dave & Buster’s Entertainment, Inc.(x)*	4,044	73,439
Denny’s Corp.(x)*	723	3,781
Dine Brands Global, Inc.(x)	350	8,652
First Watch Restaurant Group, Inc.*	7,013	109,683
Genius Sports Ltd.*	33,743	417,738
Global Business Travel Group I(x)*	12,808	103,489
Hilton Grand Vacations, Inc.*	8,885	371,482
Inspired Entertainment, Inc.*	3,536	33,168
Jack in the Box, Inc.(x)	2,574	50,888
Kura Sushi USA, Inc., Class A*	867	51,509
Life Time Group Holdings, Inc.*	20,843	575,267
Lindblad Expeditions Holdings, Inc.*	6,068	77,670
Monarch Casino & Resort, Inc.	1,971	208,611
Nathan’s Famous, Inc.	385	42,635
Papa John’s International, Inc.(x)	463	22,294
Potbelly Corp.*	3,673	62,588
Pursuit Attractions and Hospitality, Inc.*	240	8,683
RCI Hospitality Holdings, Inc.	834	25,445
Red Rock Resorts, Inc., Class A	4,206	256,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rush Street Interactive, Inc.*	13,697	$280,515
Sabre Corp.*	15,419	28,217
Serve Robotics, Inc.*	6,763	78,654
Shake Shack, Inc., Class A*	41,325	3,868,433
Six Flags Entertainment Corp.(x)*	11,788	267,823
Super Group SGHC Ltd.	24,613	324,892
Sweetgreen, Inc., Class A(x)*	15,954	127,313
United Parks & Resorts, Inc.(x)*	3,952	204,318
Xponential Fitness, Inc., Class A*	4,433	34,533

		17,811,926

Household Durables (0.8%)
Cavco Industries, Inc.*	1,178	684,100
Champion Homes, Inc.*	8,844	675,416
Dream Finders Homes, Inc., Class A*	1,184	30,689
Green Brick Partners, Inc.*	1,511	111,603
Installed Building Products, Inc.(x)	3,613	891,183
Lovesac Co. (The)(x)*	1,403	23,753
Sonos, Inc.*	16,430	259,594
Victoria plc(x)*	1,139,746	1,011,677

		3,688,015

Leisure Products (0.7%)
Acushnet Holdings Corp.	4,225	331,620
Latham Group, Inc.*	6,386	48,598
Marine Products Corp.	682	6,049
Peloton Interactive, Inc., Class A*	334,013	3,006,117
Sturm Ruger & Co., Inc.(x)	936	40,688

		3,433,072

Specialty Retail (4.3%)
Abercrombie & Fitch Co., Class A*	7,267	621,692
Arhaus, Inc., Class A*	7,622	81,022
Arko Corp.	1,171	5,351
BARK, Inc.(x)*	11,578	9,619
Bed Bath & Beyond, Inc.(x)*	22,550	220,764
Boot Barn Holdings, Inc.*	4,742	785,844
Buckle, Inc. (The)	4,566	267,842
Build-A-Bear Workshop, Inc.	1,860	121,291
Camping World Holdings, Inc., Class A	9,244	145,963
Envela Corp.*	1,074	8,388
EVgo, Inc., Class A*	3,491	16,512
Floor & Decor Holdings, Inc., Class A*	141,735	10,445,870
Genesco, Inc.*	102	2,957
Group 1 Automotive, Inc.	847	370,571
MarineMax, Inc.*	163	4,129
RealReal, Inc. (The)(x)*	3,990	42,414
Revolve Group, Inc., Class A*	6,270	133,551
RH*	2,921	593,430
Sonic Automotive, Inc., Class A	858	65,285
Stitch Fix, Inc., Class A*	1,274	5,542
ThredUp, Inc., Class A*	14,027	132,555
Tile Shop Holdings, Inc.(x)*	1,290	7,804
Upbound Group, Inc.	2,671	63,116
Urban Outfitters, Inc.*	3,348	239,148
Victoria’s Secret & Co.*	3,026	82,126
Warby Parker, Inc., Class A*	15,106	416,623
Wayfair, Inc., Class A*	54,028	4,826,321

		19,715,730

Textiles, Apparel & Luxury Goods (0.3%)
Ermenegildo Zegna NV(x)	9,227	87,195
Figs, Inc., Class A*	13,292	88,924
Hanesbrands, Inc.*	54,010	355,926
Kontoor Brands, Inc.	6,869	547,940
Steven Madden Ltd.	1,052	35,221
Wolverine World Wide, Inc.(x)	12,373	339,515

		1,454,721

Total Consumer Discretionary		61,776,485

Consumer Staples (3.8%)
Beverages (0.1%)
National Beverage Corp.*	3,725	137,527
Vita Coco Co., Inc. (The)*	6,766	287,352
Zevia PBC, Class A*	5,103	13,880

		438,759

Consumer Staples Distribution & Retail (0.2%)
Chefs’ Warehouse, Inc. (The)*	5,630	328,398
Guardian Pharmacy Services, Inc., Class A*	3,054	80,106
Natural Grocers by Vitamin Cottage, Inc.	1,888	75,520
PriceSmart, Inc.	3,947	478,337

		962,361

Food Products (0.5%)
BRC, Inc., Class A(x)*	14,831	23,137
Calavo Growers, Inc.	2,484	63,938
Cal-Maine Foods, Inc.	7,092	667,357
Forafric Global plc*	520	4,519
J & J Snack Foods Corp.	2,399	230,520
John B Sanfilippo & Son, Inc.	764	49,110
Lifeway Foods, Inc.*	854	23,707
Mama’s Creations, Inc.(x)*	5,092	53,517
Marzetti Co. (The)	3,101	535,822
Simply Good Foods Co. (The)*	9,263	229,908
SunOpta, Inc.*	13,656	80,024
Tootsie Roll Industries, Inc.	2,833	118,759
Vital Farms, Inc.*	5,341	219,782
Westrock Coffee Co.(x)*	6,005	29,184

		2,329,284

Household Products (0.1%)
Energizer Holdings, Inc.	7,950	197,875
Oil-Dri Corp. of America	1,270	77,521
WD-40 Co.	2,103	415,553

		690,949

Personal Care Products (2.8%)
Beauty Health Co. (The)*	15,525	30,895
FitLife Brands, Inc.*	545	10,840
Herbalife Ltd.(x)*	11,302	95,389
Honest Co., Inc. (The)(x)*	7,574	27,872
Interparfums, Inc.	2,798	275,267
Lifevantage Corp.	1,698	16,522
Nature’s Sunshine Products, Inc.*	374	5,804
Oddity Tech Ltd., Class A*	197,627	12,312,162

		12,774,751

Tobacco (0.1%)
Ispire Technology, Inc.*	2,297	5,880
Turning Point Brands, Inc.	2,318	229,158

		235,038

Total Consumer Staples		17,431,142

Energy (1.9%)
Energy Equipment & Services (0.6%)
Archrock, Inc.	25,509	671,142
Aris Water Solutions, Inc., Class A	4,720	116,395
Atlas Energy Solutions, Inc.(x)	8,497	96,611
Cactus, Inc., Class A	10,588	417,908
DMC Global, Inc.*	1,068	9,025
Energy Services of America Corp.	1,870	19,354
Flowco Holdings, Inc., Class A	1,641	24,369
Helix Energy Solutions Group, Inc.*	5,223	34,263
Kodiak Gas Services, Inc.(x)	10,371	383,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
National Energy Services Reunited Corp.*	1,079	$11,071
Natural Gas Services Group, Inc.	472	13,211
Oceaneering International, Inc.*	12,879	319,142
Seadrill Ltd.*	3,498	105,675
Select Water Solutions, Inc., Class A	731	7,814
Solaris Energy Infrastructure, Inc., Class A	5,693	227,549
Tidewater, Inc.*	7,183	383,069

		2,840,014

Oil, Gas & Consumable Fuels (1.3%)
Calumet, Inc.(x)*	69,625	1,270,656
Centrus Energy Corp., Class A(x)*	1,879	582,622
Comstock Resources, Inc.(x)*	7,550	149,716
Core Natural Resources, Inc.(x)	2,824	235,747
CVR Energy, Inc.*	4,710	171,821
Delek US Holdings, Inc.	9,183	296,335
Empire Petroleum Corp.(x)*	1,921	8,683
Energy Fuels, Inc.*	8,482	130,199
Evolution Petroleum Corp.(x)	4,531	21,839
FLEX LNG Ltd.(x)	817	20,588
Gulfport Energy Corp.*	2,455	444,306
Infinity Natural Resources, Inc., Class A(x)*	494	6,476
Kinetik Holdings, Inc., Class A(x)	5,043	215,538
Kolibri Global Energy, Inc.(x)*	1,165	6,466
Lightbridge Corp.*	3,174	67,321
Magnolia Oil & Gas Corp., Class A	6,008	143,411
NextDecade Corp.*	19,666	133,532
OPAL Fuels, Inc., Class A*	2,804	6,169
Par Pacific Holdings, Inc.*	2,268	80,333
PrimeEnergy Resources Corp.(x)*	18	3,007
REX American Resources Corp.*	1,282	39,255
Riley Exploration Permian, Inc.	494	13,392
Sable Offshore Corp.(x)*	59,289	1,035,186
Uranium Energy Corp.(x)*	65,591	874,984
VAALCO Energy, Inc.(x)	1,156	4,647
World Kinect Corp.	1,056	27,403

		5,989,632

Total Energy		8,829,646

Financials (8.1%)
Banks (1.4%)
Amerant Bancorp, Inc., Class A	2,491	48,002
Arrow Financial Corp.	257	7,273
Axos Financial, Inc.*	1,092	92,438
Banc of California, Inc.	1,055	17,460
BancFirst Corp.	2,958	374,039
Bancorp, Inc. (The)*	7,026	526,177
Bank First Corp.(x)	244	29,600
Bank of Hawaii Corp.	4,762	312,578
Bank7 Corp.	12	555
Bankwell Financial Group, Inc.	178	7,876
Bridgewater Bancshares, Inc.*	1,565	27,544
California Bancorp*	477	7,956
Capital Bancorp, Inc.	430	13,717
Carter Bankshares, Inc.*	629	12,209
Citizens Financial Services, Inc.	54	3,255
City Holding Co.	1,377	170,569
Coastal Financial Corp.*	1,959	211,905
Columbia Financial, Inc.*	331	4,968
Community Financial System, Inc.	1,818	106,608
Community West Bancshares	554	11,545
ConnectOne Bancorp, Inc.	1,668	41,383
Customers Bancorp, Inc.*	378	24,710
Dime Community Bancshares, Inc.	1,225	36,542
Eagle Bancorp, Inc.	971	19,634
Esquire Financial Holdings, Inc.	1,108	113,077
Finwise Bancorp*	831	16,113
First Bancorp	13,520	298,116
First Business Financial Services, Inc.	62	3,178
First Community Corp.	305	8,607
First Financial Bankshares, Inc.	20,803	700,021
First Financial Corp.	281	15,860
First Internet Bancorp	619	13,884
First Merchants Corp.	573	21,602
First Western Financial, Inc.*	337	7,759
Five Star Bancorp	1,602	51,584
GBank Financial Holdings, Inc.(x)*	103	4,045
Glacier Bancorp, Inc.	3,794	184,654
Greene County Bancorp, Inc.	773	17,470
Guaranty Bancshares, Inc.	148	7,215
Hingham Institution For Savings (The)(x)	18	4,748
Hope Bancorp, Inc.	1,435	15,455
International Bancshares Corp.	887	60,981
Lakeland Financial Corp.	2,109	135,398
LINKBANCORP, Inc.	899	6,410
Live Oak Bancshares, Inc.	2,283	80,407
Metrocity Bankshares, Inc.	1,918	53,109
Metropolitan Bank Holding Corp.	368	27,534
NBT Bancorp, Inc.	532	22,216
Nicolet Bankshares, Inc.	587	78,952
Northeast Bank	715	71,614
Northfield Bancorp, Inc.	869	10,254
Northrim Bancorp, Inc.	1,788	38,728
Old National Bancorp	6,494	142,543
OP Bancorp(x)	308	4,287
Orange County Bancorp, Inc.	505	12,731
Origin Bancorp, Inc.	300	10,356
Pathward Financial, Inc.	3,663	271,099
Patriot National Bancorp, Inc.(x)*	6,864	8,923
PCB Bancorp	307	6,447
Peapack-Gladstone Financial Corp.	1,037	28,621
Peoples Financial Services Corp.	213	10,354
Princeton Bancorp, Inc.	209	6,655
Provident Financial Services, Inc.	2,404	46,349
ServisFirst Bancshares, Inc.	7,968	641,663
Shore Bancshares, Inc.	548	8,993
SmartFinancial, Inc.	405	14,471
Southern Missouri Bancorp, Inc.	131	6,885
Stock Yards Bancorp, Inc.	3,797	265,752
Texas Capital Bancshares, Inc.*	935	79,036
Triumph Financial, Inc.*	1,536	76,861
UMB Financial Corp.	942	111,486
Union Bankshares, Inc.(x)	531	13,148
Unity Bancorp, Inc.	554	27,074
USCB Financial Holdings, Inc.	468	8,167
Valley National Bancorp	17,911	189,857
WesBanco, Inc.	704	22,479
West Bancorp, Inc.	414	8,412

		6,200,183

Capital Markets (3.6%)
Acadian Asset Management, Inc.	4,229	203,669
Artisan Partners Asset Management, Inc., Class A	5,555	241,087
Bakkt Holdings, Inc., Class A(x)*	244	8,211
BGC Group, Inc., Class A	56,191	531,567
Cantor Equity Partners, Inc.(r)*	196,809	3,743,898
Churchill Capital Corp. X, Class A(r)*	337,083	3,684,654
Cohen & Steers, Inc.	4,005	262,768
Diamond Hill Investment Group, Inc.	130	18,201
Donnelley Financial Solutions, Inc.*	2,984	153,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GCM Grosvenor, Inc., Class A(x)	6,991	$84,381
Gemini Space Station, Inc., Class A(x)*	104,128	2,494,907
Marex Group plc	5,623	189,045
Moelis & Co., Class A	9,732	694,086
P10, Inc., Class A(x)	8,168	88,868
Patria Investments Ltd., Class A(x)	10,073	147,066
Perella Weinberg Partners, Class A	9,725	207,337
Piper Sandler Cos.	2,713	941,384
PJT Partners, Inc., Class A	3,578	635,918
StepStone Group, Inc., Class A	10,808	705,870
StoneX Group, Inc.*	7,100	716,532
Value Line, Inc.	129	5,041
Victory Capital Holdings, Inc., Class A	6,919	448,074
WisdomTree, Inc.(x)	18,765	260,834

		16,466,865

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	82	4,803
Dave, Inc.*	1,429	284,871
Enova International, Inc.*	3,729	429,171
FirstCash Holdings, Inc.	6,121	969,689
Jefferson Capital, Inc.	473	8,164
LendingTree, Inc.*	1,532	99,166
NerdWallet, Inc., Class A*	6,171	66,400
OppFi, Inc.	3,923	44,448
Regional Management Corp.	259	10,091
Upstart Holdings, Inc.(x)*	12,984	659,587

		2,576,390

Financial Services (1.6%)
AvidXchange Holdings, Inc.*	26,327	261,954
Burford Capital Ltd.	319,607	3,822,500
Cantaloupe, Inc.*	9,292	98,217
Cass Information Systems, Inc.	1,740	68,434
Evertec, Inc.	9,868	333,341
Federal Agricultural Mortgage Corp., Class C	1,324	222,406
Flywire Corp.*	16,084	217,777
International Money Express, Inc.*	4,249	59,359
Marqeta, Inc., Class A*	26,169	138,172
NCR Atleos Corp.*	11,284	443,574
Pagseguro Digital Ltd., Class A	17,174	171,740
Payoneer Global, Inc.*	42,946	259,823
Paysign, Inc.*	5,873	36,941
Priority Technology Holdings, Inc.*	4,228	29,046
Remitly Global, Inc.*	25,739	419,546
Sezzle, Inc.*	2,281	181,408
StoneCo Ltd., Class A*	38,686	731,552

		7,495,790

Insurance (0.9%)
Abacus Global Management, Inc.*	1,829	10,480
American Coastal Insurance Corp.	2,191	24,955
American Integrity Insurance Group, Inc.*	338	7,541
AMERISAFE, Inc.	1,559	68,347
Aspen Insurance Holdings Ltd., Class A*	1,468	53,890
Ategrity Specialty Holdings LLC*	335	6,623
Baldwin Insurance Group, Inc. (The), Class A(x)*	10,857	306,276
Bowhead Specialty Holdings, Inc.*	2,578	69,709
Crawford & Co., Class A	2,841	30,399
F&G Annuities & Life, Inc.	161	5,034
Goosehead Insurance, Inc., Class A	2,995	222,888
HCI Group, Inc.	1,590	305,169
Heritage Insurance Holdings, Inc.*	2,813	70,831
Hippo Holdings, Inc.(x)*	1,572	56,844
Investors Title Co.	32	8,571
Kestrel Group Ltd.	259	7,073
Kingstone Cos., Inc.	1,681	24,711
Kingsway Financial Services, Inc.(x)*	3,409	49,840
Lemonade, Inc.(x)*	8,578	459,180
Oscar Health, Inc., Class A(x)*	29,908	566,158
Palomar Holdings, Inc.*	4,069	475,056
Root, Inc., Class A(x)*	1,731	154,942
Selective Insurance Group, Inc.	8,263	669,881
Selectquote, Inc.*	15,959	31,280
SiriusPoint Ltd.*	893	16,154
Skyward Specialty Insurance Group, Inc.*	5,518	262,436
Slide Insurance Holdings, Inc.*	1,217	19,210
Tiptree, Inc., Class A	1,192	22,851
Trupanion, Inc.*	5,735	248,211
Universal Insurance Holdings, Inc.	1,034	27,194

		4,281,734

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Angel Oak Mortgage REIT, Inc. (REIT)	604	5,659
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	10,350	104,846
Two Harbors Investment Corp. (REIT)(x)	8,785	86,708

		197,213

Total Financials		37,218,175

Health Care (20.6%)
Biotechnology (11.7%)
89bio, Inc.*	6,461	94,977
Abeona Therapeutics, Inc.(x)*	6,687	35,307
Absci Corp.(x)*	16,618	50,519
ACADIA Pharmaceuticals, Inc.*	19,184	409,387
Actuate Therapeutics, Inc.*	976	6,529
ADC Therapeutics SA*	11,741	46,964
ADMA Biologics, Inc.*	35,576	521,544
Akebia Therapeutics, Inc.(x)*	2,591	7,073
Akero Therapeutics, Inc.*	10,764	511,075
Aldeyra Therapeutics, Inc.*	7,154	37,344
Alector, Inc.*	1,562	4,624
Alkermes plc*	18,842	565,260
Altimmune, Inc.(x)*	12,548	47,306
Amicus Therapeutics, Inc.*	42,873	337,839
AnaptysBio, Inc.*	2,881	88,216
Anavex Life Sciences Corp.(x)*	12,783	113,769
Apogee Therapeutics, Inc.*	4,994	198,412
Arbutus Biopharma Corp.(x)*	1,337,195	6,070,865
Arcellx, Inc.*	5,271	432,749
Arcturus Therapeutics Holdings, Inc.(x)*	1,609	29,654
Arcus Biosciences, Inc.*	7,773	105,713
Arcutis Biotherapeutics, Inc.*	16,502	311,063
Ardelyx, Inc.*	36,665	202,024
ArriVent Biopharma, Inc.(x)*	3,742	69,040
Arrowhead Pharmaceuticals, Inc.*	18,567	640,376
ARS Pharmaceuticals, Inc.(x)*	8,896	89,405
aTyr Pharma, Inc.(x)*	13,155	9,490
Aura Biosciences, Inc.(x)*	1,934	11,952
Aurinia Pharmaceuticals, Inc.*	17,680	195,364
Avidity Biosciences, Inc.*	14,409	627,800
Avita Medical, Inc.(x)*	1,696	8,667
Beam Therapeutics, Inc.(x)*	40,394	980,362
Benitec Biopharma, Inc.*	2,321	32,564
Bicara Therapeutics, Inc.(x)*	364	5,748
BioCryst Pharmaceuticals, Inc.*	32,274	244,960
Biohaven Ltd.*	14,114	211,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bridgebio Pharma, Inc.*	24,088	$1,251,131
Bright Minds Biosciences, Inc.*	732	44,403
Candel Therapeutics, Inc.(x)*	5,790	29,529
Capricor Therapeutics, Inc.(x)*	6,244	45,019
Cardiff Oncology, Inc.(x)*	3,999	8,238
CareDx, Inc.*	8,342	121,293
Cartesian Therapeutics, Inc.(x)*	251	2,565
Catalyst Pharmaceuticals, Inc.*	17,752	349,714
Celcuity, Inc.(x)*	4,305	212,667
CG oncology, Inc.*	8,577	345,482
Cogent Biosciences, Inc.*	18,619	267,369
Coherus Oncology, Inc.(x)*	4,547	7,457
Compass Therapeutics, Inc.*	7,902	27,657
Corvus Pharmaceuticals, Inc.(x)*	8,723	64,288
Cytokinetics, Inc.*	1,964	107,941
Day One Biopharmaceuticals, Inc.*	720	5,076
Denali Therapeutics, Inc.*	1,298	18,847
DiaMedica Therapeutics, Inc.*	5,169	35,511
Dianthus Therapeutics, Inc.*	261	10,270
Disc Medicine, Inc.*	3,520	232,602
Dynavax Technologies Corp.*	15,811	157,003
Dyne Therapeutics, Inc.*	5,423	68,601
Eledon Pharmaceuticals, Inc.(x)*	813	2,106
Fennec Pharmaceuticals, Inc.*	1,190	11,138
Foghorn Therapeutics, Inc.*	3,632	17,760
Geron Corp.*	85,048	116,516
Gossamer Bio, Inc.*	28,138	74,003
GRAIL, Inc.(x)*	17,239	1,019,342
Greenwich Lifesciences, Inc.(x)*	902	8,975
Gyre Therapeutics, Inc.(x)*	1,298	9,683
Heron Therapeutics, Inc.(x)*	1,783	2,247
Humacyte, Inc.(x)*	4,947	8,608
ImmunityBio, Inc.(x)*	28,090	69,101
Immunome, Inc.*	11,738	137,452
Immunovant, Inc.*	91,772	1,479,365
Inmune Bio, Inc.(x)*	2,734	5,659
Intellia Therapeutics, Inc.(x)*	163,054	2,815,943
Ironwood Pharmaceuticals, Inc., Class A*	23,448	30,717
Janux Therapeutics, Inc.*	2,066	50,493
KalVista Pharmaceuticals, Inc.*	5,925	72,166
Krystal Biotech, Inc.*	3,816	673,638
Kymera Therapeutics, Inc.*	7,761	439,273
Madrigal Pharmaceuticals, Inc.*	2,864	1,313,602
MannKind Corp.*	46,216	248,180
MeiraGTx Holdings plc(x)*	5,189	42,705
Metsera, Inc.(x)*	4,569	239,096
MiMedx Group, Inc.*	18,148	126,673
Mineralys Therapeutics, Inc.*	5,964	226,155
Mirum Pharmaceuticals, Inc.*	6,218	455,842
Monopar Therapeutics, Inc.*	525	42,877
Novavax, Inc.(x)*	18,643	161,635
Nuvalent, Inc., Class A*	6,619	572,411
Nuvectis Pharma, Inc.*	2,049	12,335
Organogenesis Holdings, Inc., Class A(x)*	11,030	46,547
ORIC Pharmaceuticals, Inc.(x)*	2,751	33,012
Palvella Therapeutics, Inc.*	1,028	64,445
Praxis Precision Medicines, Inc.*	244	12,932
Precigen, Inc.(x)*	22,594	74,334
ProKidney Corp., Class A(x)*	165,366	400,186
Protagonist Therapeutics, Inc.*	8,961	595,279
Protalix BioTherapeutics, Inc.(x)*	11,071	24,578
Prothena Corp. plc*	629	6,139
PTC Therapeutics, Inc.*	9,718	596,394
Recursion Pharmaceuticals, Inc., Class A(x)*	106,267	518,583
Rezolute, Inc.*	10,429	98,033
Rhythm Pharmaceuticals, Inc.*	8,048	812,768
Rigel Pharmaceuticals, Inc.*	2,616	74,111
Rocket Pharmaceuticals, Inc.*	2,193	7,149
Roivant Sciences Ltd.*	915,826	13,856,447
Sana Biotechnology, Inc.(x)*	2,649	9,404
Savara, Inc.(x)*	17,901	63,907
Scholar Rock Holding Corp.(x)*	11,493	427,999
SELLAS Life Sciences Group, Inc.(x)*	15,425	24,834
Sionna Therapeutics, Inc.(x)*	1,982	58,291
Soleno Therapeutics, Inc.*	6,431	434,736
Spyre Therapeutics, Inc.(x)*	5,000	83,800
Stoke Therapeutics, Inc.(x)*	6,744	158,484
Syndax Pharmaceuticals, Inc.*	12,201	187,712
Taysha Gene Therapies, Inc.*	33,016	107,962
Tectonic Therapeutic, Inc.*	309	4,848
Tevogen Bio Holdings, Inc.(x)*	4,688	3,681
TG Therapeutics, Inc.(x)*	22,360	807,755
Travere Therapeutics, Inc.*	12,686	303,195
TriSalus Life Sciences, Inc.*	746	3,469
TuHURA Biosciences, Inc.*	3,954	9,806
Twist Bioscience Corp.*	9,103	256,158
UroGen Pharma Ltd.(x)*	4,251	84,807
Vera Therapeutics, Inc., Class A*	7,784	226,203
Veracyte, Inc.*	12,055	413,848
Verastem, Inc.*	4,213	37,201
Vericel Corp.*	7,732	243,326
Viridian Therapeutics, Inc.*	8,557	184,660
Xenon Pharmaceuticals, Inc.*	11,703	469,875
XOMA Royalty Corp.(x)*	116,272	4,481,123
Zymeworks, Inc.*	7,538	128,749

		53,690,921

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	16,569	27,670
Alphatec Holdings, Inc.*	17,885	260,048
AngioDynamics, Inc.*	1,391	15,538
Anteris Technologies Global Corp.(x)*	5,180	23,310
Artivion, Inc.*	4,739	200,649
AtriCure, Inc.*	7,454	262,754
Axogen, Inc.*	6,379	113,801
Beta Bionics, Inc.(x)*	5,270	104,715
Bioventus, Inc., Class A(x)*	7,437	49,754
Butterfly Network, Inc., Class A(x)*	31,069	59,963
Carlsmed, Inc.(x)*	613	8,208
Ceribell, Inc.*	4,025	46,247
Cerus Corp.*	30,290	48,161
ClearPoint Neuro, Inc.(x)*	4,212	91,780
CVRx, Inc.(x)*	2,511	20,264
Delcath Systems, Inc.*	4,874	52,396
Electromed, Inc.*	1,105	27,128
Embecta Corp.	1,202	16,960
Glaukos Corp.*	8,615	702,553
Haemonetics Corp.*	7,421	361,700
ICU Medical, Inc.(x)*	2,790	334,688
Integer Holdings Corp.*	5,298	547,442
iRadimed Corp.	1,164	82,830
iRhythm Technologies, Inc.*	4,913	844,987
Kestra Medical Technologies Ltd.(x)*	1,833	43,552
KORU Medical Systems, Inc.*	6,730	25,776
Lantheus Holdings, Inc.*	10,499	538,494
LeMaitre Vascular, Inc.	3,178	278,107
LENSAR, Inc.(x)*	1,524	18,821
Lucid Diagnostics, Inc.(x)*	5,416	5,470
Merit Medical Systems, Inc.*	8,360	695,803
Myomo, Inc.(x)*	5,181	4,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Neuronetics, Inc.(x)*	5,834	$15,927
NeuroPace, Inc.*	3,883	40,034
Novocure Ltd.*	15,343	198,232
OrthoPediatrics Corp.*	643	11,915
Outset Medical, Inc.(x)*	17,286	244,078
PROCEPT BioRobotics Corp.*	8,089	288,696
Pro-Dex, Inc.(x)*	338	11,441
Pulmonx Corp.*	6,104	9,889
Pulse Biosciences, Inc.(x)*	2,794	49,454
QuidelOrtho Corp.*	4,505	132,672
RxSight, Inc.*	5,382	48,384
Sanara Medtech, Inc.*	571	18,118
SANUWAVE Health, Inc.*	1,132	42,427
Semler Scientific, Inc.(x)*	154,344	4,630,320
Shoulder Innovations, Inc.(x)*	459	5,760
SI-BONE, Inc.*	5,673	83,507
Sight Sciences, Inc.*	6,812	23,433
STAAR Surgical Co.*	6,458	173,527
Stereotaxis, Inc.*	7,720	24,009
Surmodics, Inc.*	2,238	66,894
Tandem Diabetes Care, Inc.*	9,723	118,037
TransMedics Group, Inc.(x)*	5,105	572,781
Treace Medical Concepts, Inc.*	7,795	52,304
UFP Technologies, Inc.*	1,155	230,538

		13,006,567

Health Care Providers & Services (3.1%)
Addus HomeCare Corp.*	1,353	159,640
agilon health, Inc.*	3,273,179	3,371,374
AirSculpt Technologies, Inc.(x)*	2,171	17,411
Alignment Healthcare, Inc.*	22,522	393,009
Ardent Health, Inc.*	243	3,220
Astrana Health, Inc.*	6,132	173,842
Aveanna Healthcare Holdings, Inc.*	5,054	44,829
BrightSpring Health Services, Inc.*	14,483	428,117
Brookdale Senior Living, Inc.*	31,676	268,296
Clover Health Investments Corp., Class A(x)*	60,920	186,415
Community Health Systems, Inc.*	13,336	42,809
Concentra Group Holdings Parent, Inc.	16,999	355,789
CorVel Corp.*	4,475	346,454
Ensign Group, Inc. (The)	8,665	1,497,052
GeneDx Holdings Corp., Class A*	2,879	310,183
Guardant Health, Inc.*	18,397	1,149,445
HealthEquity, Inc.*	13,145	1,245,752
Hims & Hers Health, Inc.*	29,355	1,665,016
Innovage Holding Corp.*	944	4,871
Joint Corp. (The)*	2,392	22,820
LifeStance Health Group, Inc.*	10,930	60,115
Nano-X Imaging Ltd.(x)*	2,554	9,450
National Research Corp.	1,965	25,113
NeoGenomics, Inc.*	2,102	16,227
Nutex Health, Inc.(x)*	552	57,033
Omada Health, Inc.(x)*	868	19,191
Oncology Institute, Inc. (The)(x)*	9,392	32,778
Option Care Health, Inc.*	25,405	705,243
PACS Group, Inc.*	6,135	84,233
Pennant Group, Inc. (The)*	5,122	129,177
Performant Healthcare, Inc.(x)*	8,359	64,615
Privia Health Group, Inc.*	17,749	441,950
Progyny, Inc.*	11,428	245,931
RadNet, Inc.*	8,510	648,547
Sonida Senior Living, Inc.*	544	15,080
Talkspace, Inc.*	18,018	49,730
US Physical Therapy, Inc.	1,394	118,420
Viemed Healthcare, Inc.*	4,916	33,380

		14,442,557

Health Care Technology (0.4%)
Claritev Corp.*	1,113	59,078
Evolent Health, Inc., Class A*	6,211	52,545
HealthStream, Inc.	1,652	46,653
LifeMD, Inc.(x)*	4,196	28,491
OptimizeRx Corp.*	2,037	41,759
Phreesia, Inc.*	8,948	210,457
Schrodinger, Inc.*	31,636	634,618
Simulations Plus, Inc.(x)*	2,763	41,638
Teladoc Health, Inc.*	5,647	43,651
TruBridge, Inc.*	1,608	32,433
Waystar Holding Corp.*	14,283	541,611

		1,732,934

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A*	51,829	605,881
Adaptive Biotechnologies Corp.*	23,058	344,948
Alpha Teknova, Inc.*	1,623	10,046
Atlantic International Corp.(x)*	1,661	5,066
BioLife Solutions, Inc.*	5,874	149,846
Codexis, Inc.*	10,779	26,301
CryoPort, Inc.*	1,807	17,130
Ginkgo Bioworks Holdings, Inc., Class A(x)*	14,201	207,051
Lifecore Biomedical, Inc.(x)*	3,202	23,567
MaxCyte, Inc.*	387,859	612,817
Mesa Laboratories, Inc.	835	55,953
Niagen Bioscience, Inc.*	7,909	73,791
OmniAb, Inc.*	1,487	2,379
Quanterix Corp.*	1,174	6,375
Standard BioTools, Inc.*	979,257	1,273,034

		3,414,185

Pharmaceuticals (1.8%)
Aardvark Therapeutics, Inc.*	502	6,672
Amneal Pharmaceuticals, Inc.*	19,720	197,397
Amphastar Pharmaceuticals, Inc.*	424	11,300
Amylyx Pharmaceuticals, Inc.*	8,256	112,199
ANI Pharmaceuticals, Inc.*	2,789	255,472
Aquestive Therapeutics, Inc.(x)*	4,982	27,849
Arvinas, Inc.*	1,122	9,559
ATAI Life Sciences NV(x)*	465,285	2,461,358
Avadel Pharmaceuticals plc (ADR)*	13,700	209,199
Axsome Therapeutics, Inc.*	6,233	756,998
Biote Corp., Class A(x)*	1,559	4,677
Collegium Pharmaceutical, Inc.*	4,877	170,646
CorMedix, Inc.(x)*	11,075	128,802
Crinetics Pharmaceuticals, Inc.*	13,912	579,435
Edgewise Therapeutics, Inc.*	10,561	171,299
Enliven Therapeutics, Inc.(x)*	6,514	133,342
Esperion Therapeutics, Inc.(x)*	10,235	27,123
Eton Pharmaceuticals, Inc.(x)*	3,841	83,465
Evolus, Inc.*	8,762	53,799
Fulcrum Therapeutics, Inc.*	747	6,872
Harmony Biosciences Holdings, Inc.*	6,599	181,868
Harrow, Inc.(x)*	4,806	231,553
Indivior plc*	15,908	383,542
Innoviva, Inc.*	8,498	155,088
Journey Medical Corp.(x)*	1,915	13,635
LENZ Therapeutics, Inc.(x)*	2,532	117,941
Ligand Pharmaceuticals, Inc.*	356	63,062
Liquidia Corp.*	10,047	228,469
Maze Therapeutics, Inc.(x)*	184	4,771
MediWound Ltd.(x)*	1,176	21,192
Mind Medicine MindMed, Inc.(x)*	3,886	45,816
Nuvation Bio, Inc.(x)*	3,342	12,365
Ocular Therapeutix, Inc.*	21,657	253,170
Omeros Corp.(x)*	8,105	33,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pacira BioSciences, Inc.*	653	$16,828
Phathom Pharmaceuticals, Inc.(x)*	1,848	21,751
Phibro Animal Health Corp., Class A	3,136	126,883
Prestige Consumer Healthcare, Inc.*	1,352	84,365
scPharmaceuticals, Inc.*	6,094	34,553
SIGA Technologies, Inc.	5,424	49,630
Supernus Pharmaceuticals, Inc.*	752	35,938
Tarsus Pharmaceuticals, Inc.*	6,033	358,541
Theravance Biopharma, Inc.*	4,903	71,584
Trevi Therapeutics, Inc.*	13,703	125,382
WaVe Life Sciences Ltd.*	15,135	110,788
Xeris Biopharma Holdings, Inc.*	23,379	190,305
Zevra Therapeutics, Inc.(x)*	8,095	76,983

		8,456,697

Total Health Care		94,743,861

Industrials (11.7%)
Aerospace & Defense (1.5%)
AAR Corp.*	1,362	122,131
AeroVironment, Inc.*	4,917	1,548,314
AIRO Group Holdings, Inc.*	478	9,178
Archer Aviation, Inc., Class A(x)*	84,849	812,853
Astronics Corp.*	4,309	196,533
Byrna Technologies, Inc.(x)*	2,936	65,062
Cadre Holdings, Inc.	4,398	160,571
Eve Holding, Inc.(x)*	8,094	30,838
Intuitive Machines, Inc.(x)*	1,023	10,762
Kratos Defense & Security Solutions, Inc.*	25,688	2,347,113
Mercury Systems, Inc.*	1,846	142,880
Moog, Inc., Class A	4,337	900,665
Park Aerospace Corp.	1,302	26,483
Redwire Corp.(x)*	7,658	68,845
Satellogic, Inc., Class A(x)*	8,760	28,733
V2X, Inc.*	209	12,141
Voyager Technologies, Inc., Class A(x)*	1,480	44,074
VSE Corp.	2,699	448,682

		6,975,858

Air Freight & Logistics (0.0%)†
Forward Air Corp.(x)*	1,150	29,486

Building Products (0.7%)
AZZ, Inc.	4,589	500,798
CSW Industrials, Inc.	2,510	609,303
Griffon Corp.	5,918	450,656
Insteel Industries, Inc.	1,651	63,299
Janus International Group, Inc.*	7,497	73,995
Tecnoglass, Inc.	3,753	251,113
UFP Industries, Inc.	528	49,363
Zurn Elkay Water Solutions Corp.	23,182	1,090,249

		3,088,776

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A*	25,880	256,471
Brink’s Co. (The)	6,482	757,486
Casella Waste Systems, Inc., Class A*	9,663	916,825
CECO Environmental Corp.*	4,463	228,506
Cimpress plc*	525	33,096
CompX International, Inc.	195	4,563
CoreCivic, Inc.*	2,701	54,965
Driven Brands Holdings, Inc.*	9,124	146,988
GEO Group, Inc. (The)*	20,847	427,155
Healthcare Services Group, Inc.*	4,919	82,787
HNI Corp.	3,923	183,793
Interface, Inc., Class A	1,094	31,660
Liquidity Services, Inc.*	3,511	96,307
Perma-Fix Environmental Services, Inc.(x)*	516	5,212
Pitney Bowes, Inc.(x)	6,455	73,651
Quad/Graphics, Inc.	3,665	22,943

		3,322,408

Construction & Engineering (1.7%)
Arcosa, Inc.	2,112	197,916
Argan, Inc.	2,043	551,712
Bowman Consulting Group Ltd., Class A*	2,084	88,278
Centuri Holdings, Inc.*	10,695	226,413
Construction Partners, Inc., Class A*	7,234	918,718
Dycom Industries, Inc.*	4,320	1,260,403
Granite Construction, Inc.(x)	5,814	637,505
IES Holdings, Inc.(x)*	1,394	554,324
Limbach Holdings, Inc.*	1,585	153,935
Matrix Service Co.*	964	12,609
MYR Group, Inc.*	2,377	494,488
Orion Group Holdings, Inc.*	1,054	8,769
Primoris Services Corp.	7,806	1,071,998
Sterling Infrastructure, Inc.(x)*	4,598	1,561,849

		7,738,917

Electrical Equipment (1.6%)
Allient, Inc.	125	5,594
American Superconductor Corp.*	6,731	399,754
Amprius Technologies, Inc.(x)*	14,281	150,236
Array Technologies, Inc.(x)*	5,363	43,708
Bloom Energy Corp., Class A*	33,071	2,796,815
Complete Solaria, Inc.(x)*	2,517	4,430
EnerSys	362	40,892
Enovix Corp.(x)*	25,003	249,280
Eos Energy Enterprises, Inc.(x)*	39,188	446,351
Fluence Energy, Inc., Class A(x)*	9,225	99,630
KULR Technology Group, Inc.(x)*	5,309	22,085
LSI Industries, Inc.	3,267	77,134
NANO Nuclear Energy, Inc.*	4,588	176,913
NEXTracker, Inc., Class A*	17,985	1,330,710
NuScale Power Corp., Class A(x)*	19,530	703,080
Powell Industries, Inc.(x)	1,471	448,376
Power Solutions International, Inc.*	911	89,478
Preformed Line Products Co.	26	5,100
Shoals Technologies Group, Inc., Class A*	4,421	32,760
SKYX Platforms Corp.(x)*	9,589	10,740
Thermon Group Holdings, Inc.*	621	16,593
Vicor Corp.*	3,652	181,577

		7,331,236

Ground Transportation (0.1%)
Covenant Logistics Group, Inc., Class A	390	8,447
FTAI Infrastructure, Inc.(x)	17,268	75,289
Hertz Global Holdings, Inc.(x)*	18,118	123,202
RXO, Inc.*	1,632	25,100
Werner Enterprises, Inc.	1,492	39,270

		271,308

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,350	45,265

Machinery (2.5%)
Aebi Schmidt Holding AG	383	4,776
Alamo Group, Inc.	481	91,823
Albany International Corp., Class A	1,482	78,990
Atmus Filtration Technologies, Inc.	11,625	524,171
Blue Bird Corp.*	4,855	279,405
Chart Industries, Inc.*	6,971	1,395,246
Douglas Dynamics, Inc.	2,976	93,030
Energy Recovery, Inc.*	8,168	125,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Enerpac Tool Group Corp., Class A	8,280	$339,480
Enpro, Inc.	410	92,660
ESCO Technologies, Inc.	4,007	845,918
Federal Signal Corp.	9,261	1,101,966
Franklin Electric Co., Inc.	6,144	584,909
Gorman-Rupp Co. (The)	3,193	148,187
Graham Corp.*	1,573	86,358
JBT Marel Corp.	3,884	545,508
Kadant, Inc.	1,816	540,405
Lindsay Corp.	1,628	228,832
Mayville Engineering Co., Inc.*	25	344
Microvast Holdings, Inc.(x)*	18,836	72,519
Mueller Water Products, Inc., Class A	23,987	612,148
Omega Flex, Inc.	594	18,524
REV Group, Inc.	7,489	424,402
Richtech Robotics, Inc., Class B(x)*	11,157	47,863
SPX Technologies, Inc.*	7,436	1,388,896
Standex International Corp.	1,499	317,638
Trinity Industries, Inc.	5,922	166,053
Watts Water Technologies, Inc., Class A	4,238	1,183,589
Worthington Enterprises, Inc.	1,537	85,288

		11,424,878

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	88	1,265

Passenger Airlines (1.0%)
Allegiant Travel Co.*	431	26,192
Frontier Group Holdings, Inc.*	9,324	41,166
Joby Aviation, Inc.(x)*	294,709	4,756,603
Sun Country Airlines Holdings, Inc.*	4,203	49,637

		4,873,598

Professional Services (1.4%)
Acuren Corp.*	5,887	78,356
Barrett Business Services, Inc.	3,862	171,164
BlackSky Technology, Inc., Class A(x)*	4,887	98,473
CBIZ, Inc.(x)*	7,601	402,549
CRA International, Inc.	1,015	211,658
CSG Systems International, Inc.	3,810	245,288
Exponent, Inc.	7,810	542,639
First Advantage Corp.(x)*	8,307	127,845
Franklin Covey Co.*	1,464	28,416
Huron Consulting Group, Inc.*	2,618	384,244
IBEX Holdings Ltd.*	1,585	64,224
Innodata, Inc.(x)*	4,708	362,845
Insperity, Inc.	5,557	273,404
Kforce, Inc.	2,271	68,085
Korn Ferry	3,686	257,946
Legalzoom.com, Inc.*	18,002	186,861
Maximus, Inc.	8,712	796,015
Planet Labs PBC*	36,006	467,358
RCM Technologies, Inc.*	752	19,966
Resolute Holdings Management, Inc.(x)*	283	20,418
Spire Global, Inc.(x)*	4,449	48,894
TriNet Group, Inc.	4,601	307,761
Upwork, Inc.*	18,937	351,660
Verra Mobility Corp., Class A*	24,591	607,398
Willdan Group, Inc.*	1,465	141,651
WNS Holdings Ltd.*	5,782	440,993

		6,706,111

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	687	4,974
Distribution Solutions Group, Inc.*	1,428	42,954
DXP Enterprises, Inc.*	1,979	235,639
GATX Corp.	410	71,668
Global Industrial Co.	2,160	79,207
Herc Holdings, Inc.	5,036	587,500
Karat Packaging, Inc.	1,115	28,109
McGrath RentCorp	2,849	334,188
Rush Enterprises, Inc., Class A	5,091	272,216
Rush Enterprises, Inc., Class B	781	44,845
Transcat, Inc.*	754	55,193
Willis Lease Finance Corp.	54	7,403
Xometry, Inc., Class A(x)*	6,675	363,587

		2,127,483

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	3,423	33,785

Total Industrials		53,970,374

Information Technology (28.4%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	11,351	106,472
Applied Optoelectronics, Inc.(x)*	6,459	167,482
BK Technologies Corp.*	437	36,918
Calix, Inc.*	9,103	558,651
Clearfield, Inc.(x)*	829	28,501
CommScope Holding Co., Inc.*	20,294	314,151
Extreme Networks, Inc.*	20,367	420,578
Harmonic, Inc.*	4,642	47,256
Inseego Corp.(x)*	509	7,620
Viavi Solutions, Inc.*	34,119	432,970

		2,120,599

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.*	3,393	29,723
Advanced Energy Industries, Inc.	5,811	988,684
Aeva Technologies, Inc.*	4,519	65,526
Arlo Technologies, Inc.*	15,339	259,996
Badger Meter, Inc.	4,573	816,646
Belden, Inc.	6,120	736,052
Climb Global Solutions, Inc.	600	80,904
CTS Corp.	517	20,649
Daktronics, Inc.*	1,171	24,497
Evolv Technologies Holdings, Inc.*	17,192	129,800
Fabrinet*	5,567	2,029,840
Frequency Electronics, Inc.(x)*	1,056	35,809
Insight Enterprises, Inc.*	1,537	174,311
Itron, Inc.*	3,399	423,379
Knowles Corp.*	995	23,193
MicroVision, Inc.(x)*	25,088	31,109
Mirion Technologies, Inc., Class A(x)*	36,271	843,663
M-Tron Industries, Inc.*	393	21,804
Napco Security Technologies, Inc.	5,391	231,543
Neonode, Inc.*	1,498	5,228
nLight, Inc.*	508	15,052
Novanta, Inc.*	5,574	558,236
OSI Systems, Inc.*	2,472	616,121
Ouster, Inc.*	7,739	209,340
PAR Technology Corp.(x)*	3,676	145,496
Plexus Corp.*	3,848	556,767
Red Cat Holdings, Inc.(x)*	12,730	131,756
Sanmina Corp.*	3,638	418,770
Vuzix Corp.(x)*	9,797	30,665

		9,654,559

IT Services (6.6%)
Applied Digital Corp.*	25,062	574,922
Backblaze, Inc., Class A*	7,931	73,600
BigBear.ai Holdings, Inc.(x)*	11,219	73,148
Cloudflare, Inc., Class A*	134,586	28,880,810
Commerce.com, Inc.*	9,786	48,832
Crexendo, Inc.*	2,291	14,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CSP, Inc.(x)	1,099	$12,693
DigitalOcean Holdings, Inc.*	10,530	359,705
Grid Dynamics Holdings, Inc.*	8,662	66,784
Hackett Group, Inc. (The)	3,713	70,584
Information Services Group, Inc.	2,087	12,000
Rackspace Technology, Inc.*	3,206	4,520
TSS, Inc.(x)*	2,962	53,642
Tucows, Inc., Class A*	191	3,544
Unisys Corp.*	8,553	33,357
VTEX, Class A(x)*	9,317	40,808

		30,323,841

Semiconductors & Semiconductor Equipment (2.6%)
Aehr Test Systems(x)*	3,491	105,114
Aeluma, Inc.(x)*	244	3,928
Ambarella, Inc.*	6,273	517,648
Ambiq Micro, Inc.*	444	13,285
Atomera, Inc.(x)*	4,708	20,809
Axcelis Technologies, Inc.*	405	39,544
Blaize Holdings, Inc.(x)*	6,964	24,026
CEVA, Inc.*	2,847	75,189
Credo Technology Group Holding Ltd.*	22,819	3,322,675
FormFactor, Inc.*	8,960	326,323
Impinj, Inc.*	4,000	723,000
indie Semiconductor, Inc., Class A(x)*	12,058	49,076
Kopin Corp.(x)*	24,173	58,740
Kulicke & Soffa Industries, Inc.	4,672	189,870
MaxLinear, Inc., Class A*	1,743	28,028
Navitas Semiconductor Corp., Class A(x)*	3,653	26,375
NVE Corp.	788	51,433
PDF Solutions, Inc.*	4,878	125,950
Power Integrations, Inc.	8,687	349,304
Rambus, Inc.*	16,641	1,733,992
Rigetti Computing, Inc.(x)*	49,216	1,466,145
Semtech Corp.*	13,432	959,717
Silicon Laboratories, Inc.*	4,980	653,027
SiTime Corp.*	3,285	989,803
SkyWater Technology, Inc.*	4,018	74,976
Synaptics, Inc.*	573	39,159
Ultra Clean Holdings, Inc.*	517	14,088

		11,981,224

Software (11.9%)
A10 Networks, Inc.	9,243	167,760
ACI Worldwide, Inc.*	16,238	856,879
Adeia, Inc.	14,466	243,029
Agilysys, Inc.*	3,989	419,842
Airship AI Holdings, Inc.(x)*	2,548	13,173
Alarm.com Holdings, Inc.*	7,329	389,023
Alkami Technology, Inc.(x)*	10,446	259,479
Amplitude, Inc., Class A*	13,529	145,031
Appian Corp., Class A*	123,952	3,789,213
Arteris, Inc.*	513	5,181
Asana, Inc., Class A(x)*	13,566	181,242
AudioEye, Inc.(x)*	1,072	14,858
Aurora Innovation, Inc., Class A(x)*	1,653,733	8,913,621
AvePoint, Inc.*	20,496	307,645
Bitdeer Technologies Group, Class A(x)*	13,682	233,825
BitMine Immersion Technologies, Inc.(x)*	252,161	13,094,721
Blackbaud, Inc.*	4,742	304,958
BlackLine, Inc.*	8,020	425,862
Blend Labs, Inc., Class A*	32,531	118,738
Box, Inc., Class A*	16,813	542,555
Braze, Inc., Class A*	12,272	349,016
C3.ai, Inc., Class A(x)*	18,820	326,339
Cerence, Inc.(x)*	2,204	27,462
Clear Secure, Inc., Class A	12,899	430,569
Clearwater Analytics Holdings, Inc., Class A*	38,023	685,174
Commvault Systems, Inc.*	6,891	1,300,883
Core Scientific, Inc.*	36,422	653,411
CoreCard Corp.*	896	24,120
CS Disco, Inc.*	2,814	18,178
Daily Journal Corp.(x)*	147	68,376
Digimarc Corp.(x)*	2,064	20,165
Digital Turbine, Inc.*	10,739	68,730
Domo, Inc., Class B*	4,381	69,395
D-Wave Quantum, Inc.(x)*	47,590	1,175,949
eGain Corp.*	1,745	15,199
EverCommerce, Inc.(x)*	2,288	25,465
Expensify, Inc., Class A*	5,121	9,474
Five9, Inc.*	11,866	287,157
Freshworks, Inc., Class A*	30,926	363,999
Gitlab, Inc., Class A(x)*	52,271	2,356,377
I3 Verticals, Inc., Class A(x)*	335	10,874
Intapp, Inc.*	8,659	354,153
InterDigital, Inc.	3,992	1,378,158
Jamf Holding Corp.*	10,986	117,550
Kaltura, Inc.*	12,549	18,071
Klaviyo, Inc., Class A*	37,304	1,032,948
Life360, Inc.(x)*	2,482	263,837
LiveRamp Holdings, Inc.*	9,954	270,152
Meridianlink, Inc.*	4,781	95,285
Mitek Systems, Inc.(x)*	1,483	14,489
NextNav, Inc.*	13,451	192,349
OneSpan, Inc.	812	12,903
Ooma, Inc.*	4,069	48,787
Pagaya Technologies Ltd., Class A*	7,228	214,599
PagerDuty, Inc.*	13,128	216,875
Porch Group, Inc.*	9,793	164,327
Progress Software Corp.*	6,591	289,543
PROS Holdings, Inc.*	6,730	154,184
Q2 Holdings, Inc.*	9,592	694,365
Qualys, Inc.*	5,631	745,150
Rapid7, Inc.*	9,948	186,525
Red Violet, Inc.	1,812	94,677
ReposiTrak, Inc.(x)	2,023	29,981
Rezolve AI plc(x)*	22,961	114,346
Rimini Street, Inc.*	1,157	5,415
Sapiens International Corp. NV	4,787	205,841
SEMrush Holdings, Inc., Class A*	7,436	52,647
SoundHound AI, Inc., Class A(x)*	56,414	907,137
SoundThinking, Inc.*	1,655	19,959
Sprinklr, Inc., Class A*	17,052	131,641
Sprout Social, Inc., Class A*	7,896	102,016
SPS Commerce, Inc.*	5,867	610,989
Synchronoss Technologies, Inc.*	1,641	9,977
Tenable Holdings, Inc.*	18,686	544,884
Terawulf, Inc.(x)*	41,531	474,284
Varonis Systems, Inc.*	17,011	977,622
Vertex, Inc., Class A(x)*	10,017	248,321
Via Transportation, Inc., Class A*	77,986	3,749,567
Viant Technology, Inc., Class A*	1,858	16,035
Weave Communications, Inc.*	9,406	62,832
WM Technology, Inc.*	11,449	13,281
Workiva, Inc., Class A*	7,742	666,431
Yext, Inc.*	15,884	135,332
Zeta Global Holdings Corp., Class A*	28,695	570,170

		54,920,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (4.7%)
CompoSecure, Inc., Class A(x)*	6,026	$125,461
CPI Card Group, Inc.*	1,028	15,564
Diebold Nixdorf, Inc.*	3,729	212,665
IonQ, Inc.(x)*	344,378	21,179,247
Quantum Computing, Inc.(x)*	20,678	380,682
Turtle Beach Corp.(x)*	1,524	24,232

		21,937,851

Total Information Technology		130,938,656

Materials (4.2%)
Chemicals (0.8%)
ASP Isotopes, Inc.(x)*	11,947	114,930
Balchem Corp.	5,060	759,304
Cabot Corp.	7,804	593,494
Chemours Co. (The)	23,253	368,328
Flotek Industries, Inc.(x)*	630	9,198
Hawkins, Inc.	3,010	549,987
Ingevity Corp.*	5,626	310,499
Innospec, Inc.	232	17,901
PureCycle Technologies, Inc.(x)*	20,015	263,197
Sensient Technologies Corp.	6,506	610,588
Solesence, Inc.(x)*	2,992	9,634

		3,607,060

Construction Materials (0.2%)
Knife River Corp.*	8,789	675,611
Smith-Midland Corp.*	476	17,564
Titan America SA(x)	3,850	57,519
United States Lime & Minerals, Inc.	1,669	219,557

		970,251

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	5,911	23,585
Myers Industries, Inc.	895	15,161
O-I Glass, Inc.*	6,070	78,728

		117,474

Metals & Mining (3.2%)
Alpha Metallurgical Resources, Inc.*	526	86,311
American Battery Technology Co.*	6,746	32,786
Century Aluminum Co.*	7,949	233,383
Coeur Mining, Inc.*	49,408	926,894
Compass Minerals International, Inc.(x)*	3,920	75,264
Constellium SE*	8,068	120,052
Contango ORE, Inc.*	1,377	34,329
Critical Metals Corp.(x)*	2,117	13,168
Dakota Gold Corp.*	13,942	63,436
Hecla Mining Co.	21,843	264,300
Idaho Strategic Resources, Inc.(x)*	2,024	68,391
Ivanhoe Electric, Inc.*	11,366	142,643
Kaiser Aluminum Corp.	1,197	92,361
Lifezone Metals Ltd.*	4,386	24,035
Materion Corp.	598	72,244
MP Materials Corp.*	171,244	11,485,335
NioCorp Developments Ltd.(x)*	10,768	71,930
Novagold Resources, Inc.*	43,546	383,205
Perpetua Resources Corp.*	11,490	232,443
Ramaco Resources, Inc., Class A(x)*	4,558	151,280
United States Antimony Corp.(x)*	14,787	91,679
US Gold Corp.(x)*	1,779	29,318
US Goldmining, Inc.*	394	5,065
Vox Royalty Corp.(x)	6,240	26,832

		14,726,684

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,494	66,065

Total Materials		19,487,534

Real Estate (3.9%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	1,513	18,640

Health Care REITs (0.2%)
American Healthcare REIT, Inc. (REIT)	8,753	367,714
CareTrust REIT, Inc. (REIT)	3,229	111,982
National Health Investors, Inc. (REIT)	1,527	121,396
Strawberry Fields REIT, Inc. (REIT)	1,115	13,715
Universal Health Realty Income Trust (REIT)	1,843	72,190

		686,997

Hotel & Resort REITs (0.2%)
DiamondRock Hospitality Co. (REIT)	18,220	145,031
Ryman Hospitality Properties, Inc. (REIT)	9,541	854,778
Sunstone Hotel Investors, Inc. (REIT)	2,220	20,801
Xenia Hotels & Resorts, Inc. (REIT)	2,445	33,546

		1,054,156

Real Estate Management & Development (3.1%)
Compass, Inc., Class A*	72,013	578,264
eXp World Holdings, Inc.(x)	13,588	144,848
Landbridge Co. LLC, Class A(x)	185,750	9,909,763
Maui Land & Pineapple Co., Inc.*	985	18,361
Opendoor Technologies, Inc.(x)*	424,376	3,382,277
Real Brokerage, Inc. (The)*	16,340	68,301
St Joe Co. (The)	5,832	288,567

		14,390,381

Residential REITs (0.1%)
Apartment Investment and
Management Co. (REIT), Class A	12,174	96,540
NexPoint Residential Trust, Inc. (REIT)	1,143	36,827
UMH Properties, Inc. (REIT)	12,194	181,081

		314,448

Retail REITs (0.2%)
Alexander’s, Inc. (REIT)(x)	328	76,913
CBL & Associates Properties, Inc. (REIT)	1,835	56,114
NETSTREIT Corp. (REIT)(x)	3,321	59,977
Phillips Edison & Co., Inc. (REIT)	3,534	121,322
Saul Centers, Inc. (REIT)	1,829	58,290
Tanger, Inc. (REIT)	15,610	528,243

		900,859

Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	21,672	397,031
PotlatchDeltic Corp. (REIT)	697	28,403

		425,434

Total Real Estate		17,790,915

Utilities (1.2%)
Electric Utilities (0.2%)
Genie Energy Ltd., Class B	361	5,397
MGE Energy, Inc.	2,959	249,089
Oklo, Inc., Class A(x)*	3,921	437,701
Otter Tail Corp.	457	37,460

		729,647

Gas Utilities (0.0%)†
Chesapeake Utilities Corp.	1,175	158,261

Independent Power and Renewable Electricity Producers (0.0%)†
Hallador Energy Co.*	4,325	84,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Montauk Renewables, Inc.*	2,651	$5,329

		89,969

Water Utilities (1.0%)
American States Water Co.	3,870	283,748
Cadiz, Inc.*	8,898	41,999
Consolidated Water Co. Ltd.	704	24,837
Global Water Resources, Inc.	1,601	16,490
Middlesex Water Co.	492	26,627
WaterBridge Infrastructure LLC, Class A*	171,090	4,314,890
York Water Co. (The)	450	13,689

		4,722,280

Total Utilities		5,700,157

Total Common Stocks (98.7%) (Cost $361,554,894)		454,923,160

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR *	2,496	499
Sanofi Aatd, Inc., CVR(r)*	3,248	1,577

		2,076

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	226	—

Total Rights (0.0%)† (Cost $1,577)		2,076

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	88	295

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	10,119	—

Total Health Care		295

Total Warrants (0.0%)† (Cost $—)		295

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.2%)
Allspring Government Money Market Fund, Select Shares 4.07% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	43,359,388	43,359,388
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	13,037,042	13,042,257
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.04% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		65,401,645

Total Short-Term Investments (14.2%) (Cost $65,400,936)		65,401,645

Total Investments in Securities (112.9%) (Cost $426,957,407)		520,327,176
Other Assets Less Liabilities (-12.9%)		(59,299,078)

Net Assets (100%)		$461,028,098

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $121,168 or 0. 0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $91,306,773. This was collateralized by $42,475,003 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $52,359,388 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	12/2025	USD	1,227,750	8,608

					8,608

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$7,036,215	$—	$—		$7,036,215
Consumer Discretionary	60,764,808	1,011,677	—		61,776,485
Consumer Staples	17,431,142	—	—		17,431,142
Energy	8,829,646	—	—		8,829,646
Financials	29,789,623	—	7,428,552		37,218,175
Health Care	94,743,861	—	—		94,743,861
Industrials	53,970,374	—	—		53,970,374
Information Technology	130,938,656	—	—		130,938,656
Materials	19,487,534	—	—		19,487,534
Real Estate	17,790,915	—	—		17,790,915
Utilities	5,700,157	—	—		5,700,157
Futures	8,608	—	—		8,608
Rights
Health Care	—	499	1,577		2,076
Short-Term Investments
Investment Companies	65,401,645	—	—		65,401,645
Warrants
Health Care	—	295	—	(a)	295

Total Assets	$511,893,184	$1,012,471	$7,430,129		$520,335,784

Total Liabilities	$—	$—	$—		$—

Total	$511,893,184	$1,012,471	$7,430,129		$520,335,784

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment in Common Stock-Financials	Investment in Warrants-Healthcare
Balance as of 12/31/2024	$—	$—	(b)
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	(75,267)	—
Net accretion (amortization)	—	—
Purchases	7,503,819	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/2025	$7,428,552	$—	(b)

Investment Type	Balance at 09/30/2025	Valuation Technique(s)	Unobservable Input(s)*	Amount of Range (Weighted Average)	Impact to Valuation from an Increase/Decrease in Input(a)
Common Stocks	$3,743,898	Market Comparables	Discount for lack of marketability	0.08%	Decrease
Common Stocks	$3,684,654	Market Comparables	Discount for lack of marketability	0.07%	Decrease
Warrants	—	Price at Zero	Recovery Value	0.00%	Increase

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(b)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,628,407
Aggregate gross unrealized depreciation	(68,195,005)

Net unrealized appreciation	$88,433,402

Federal income tax cost of investments in securities and derivative instruments, if applicable	$431,902,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.1%)
Auto Abs Spanish Loans FT,
Series 2022-1 A
2.496%, 2/28/32(l)(m)	EUR	103,980	$122,122
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.522%, 10/25/37(l)§		$136,177	136,154
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
4.962%, 10/25/35(l)		100,000	92,358
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
4.492%, 7/25/37(l)§		245,727	165,839
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
4.412%, 7/25/37(l)		52,566	49,299
Series 2007-6 1A
4.672%, 9/25/37(l)		11,109	10,255
Series 2007-8 1A1
4.462%, 11/25/37(l)		103,735	98,603
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.012%, 8/25/47(l)		24,474	24,153
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		17,258	9,273
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
4.492%, 4/25/37(l)		16,841	12,900
Invesco Euro CLO V DAC,
Series 5A AR
3.046%, 1/15/34(l)§	EUR	500,000	587,110
Lehman XS Trust,
Series 2007-20N A1
6.572%, 12/25/37(l)		$85,010	93,673
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
4.512%, 8/25/36(l)		61,495	24,488
Marzio Finance Srl,
Series 2024-15 A
2.726%, 9/28/49(l)(m)	EUR	460,250	543,130
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
4.572%, 10/25/36(l)		$105,472	33,577
New Century Home Equity Loan Trust,
Series 2004-4 M1
5.037%, 2/25/35(l)		41,097	40,216
Option One Mortgage Loan Trust,
Series 2004-3 M2
5.127%, 11/25/34(l)		9,851	10,307
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.592%, 7/25/36(l)		151,756	50,789
Series 2006-HE2 A2C
4.572%, 7/25/36(l)		43,262	16,403
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
4.472%, 6/25/37(l)		89,901	62,702
Series 2007-OPT2 2A3
4.452%, 7/25/37(l)		41,216	38,461

Total Asset- Backed Securities			2,221,812

Collateralized Mortgage Obligations (3.4%)
Alba plc,
Series 2007-1 A3
4.263%, 3/17/39(l)(m)	GBP	96,936	128,377
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		$28,132	15,140
Series 2006-HY11 A1
4.512%, 6/25/36(l)		55,931	52,794
Series 2007-1T1 1A1
6.000%, 3/25/37		142,881	47,000
Series 2007-4CB 1A35
6.000%, 4/25/37		24,144	20,212
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		35,300	29,057
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		26,425	25,430
Brants Bridge plc,
Series 2023-1 A
4.876%, 6/14/66(l)(m)	GBP	155,526	209,636
Canterbury Finance NO 4 plc,
Series 4 A2
4.825%, 5/16/58(l)(m)		149,991	201,923
CHL Mortgage Pass- Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$42,890	18,721
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.629%, 3/25/37(l)		37,592	31,427
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		3,983	3,947
CSMC Trust,
Series 2007-4R 1A1
4.886%, 10/26/36(l)§		2,546	2,308
Series 2015-3R 5A2
4.422%, 9/29/36(l)§		10,484	10,429
Curzon Mortgages plc,
Series 1 A2
5.196%, 7/28/49(l)(m)	GBP	465,557	627,479
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
4.828%, 10/19/45(l)		$35,903	33,116
Dutch Property Finance BV,
Series 2022-2 A
2.848%, 4/28/62(l)(m)	EUR	221,555	261,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2016-H17 FC
5.296%, 8/20/66(l)		$56,893	$57,054
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.406%, 12/25/34(l)		2,633	2,481
Series 2005-AR4 6A1
5.010%, 7/25/35(l)		6,946	6,617
Harbour NO 2 plc,
Series 2 A2
5.046%, 10/28/54(l)(m)	GBP	886,601	1,194,129
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.732%, 3/25/36(l)		$22,471	21,212
Lehman Mortgage Trust,
Series 2005-3 4A1
5.033%, 1/25/36(l)		4,524	4,355
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		25,215	24,670
RALI Trust,
Series 2007-QH8 A
5.139%, 10/25/37(l)		23,566	18,819
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		118,092	34,831
Sequoia Mortgage Trust,
Series 6 A
4.888%, 4/19/27(l)		11,178	11,064
Silverstone Master Issuer plc,
Series 2024-1 1A
4.450%, 1/21/79(l)(m)	GBP	400,000	538,666
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$20,950	14,986

Total Collateralized Mortgage Obligations			3,646,905

Commercial Mortgage-Backed Securities (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.648%, 12/15/31(l)§		55,130	51,556

Total Commercial Mortgage- Backed Securities			51,556

Corporate Bonds (4.0%)
Financials (2.5%)
Banks (2.3%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34(m)	EUR	1,800,000	2,078,883
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50(m)		382	48
0.500%, 10/1/53		104,280	11,635
1.500%, 10/1/53		4,995	620
4.000%, 10/1/56		1,995,551	312,450

			2,403,636

Financial Services (0.2%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43		5,000	648
1.000%, 10/1/50(m)		11,719	1,448
1.000%, 10/1/50		2	1
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		183,338	30,046
4.000%, 10/1/56(m)		2	—
Series 01E
0.500%, 10/1/43(m)		2	1
1.000%, 10/1/53(m)		32,444	3,793
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		438,869	65,347
4.000%, 10/1/56(m)		395,951	61,851
Series 01EE
1.000%, 10/1/50(m)		2	—
1.500%, 10/1/52(m)		2	—
1.500%, 10/1/53(m)		26,539	3,398
Series CCE
1.000%, 10/1/50(m)		12,844	1,585
Realkredit Danmark A/S
1.000%, 10/1/53(m)		26,595	3,267
Series 23S
1.500%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		2	1
Series 27S
1.500%, 10/1/53(m)		2	—
Series CCS
1.000%, 10/1/50(m)		2	—
4.000%, 10/1/56(m)		84,966	13,386

			184,772

Total Financials			2,588,408

Industrials (1.5%)
Ground Transportation (1.5%)
Network Rail Infrastructure Finance plc
Series RPI
1.750%, 11/22/27	GBP	1,187,670	1,623,557

Total Industrials			1,623,557

Total Corporate Bonds			4,211,965

Foreign Government Securities (72.1%)
Bonos and Obligaciones del Estado
3.450%, 10/31/34(m)	EUR	2,500,000	3,004,641
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	60,924
Buoni Poliennali del Tesoro
1.300%, 5/15/28 TIPS(m)	EUR	3,714,262	4,417,909
0.400%, 5/15/30 TIPS(m)		1,489,452	1,701,921
0.100%, 5/15/33 TIPS(m)		715,308	757,630
1.800%, 5/15/36 TIPS(m)		2,593,850	3,027,890
2.550%, 9/15/41 TIPS(m)		418,020	522,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
2.550%, 5/15/56 TIPS(m)	EUR	101,885	$118,572
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	800,550	671,675
2.000%, 12/1/41 TIPS		296,534	226,646
1.500%, 12/1/44 TIPS		185,441	130,852
1.250%, 12/1/47 TIPS		534,996	355,459
0.500%, 12/1/50 TIPS		317,198	173,300
Cassa Depositi e Prestiti SpA
4.375%, 10/1/30(m)		$200,000	200,044
Commonwealth of Australia
2.000%, 8/21/35 TIPS(m)	AUD	964,370	639,559
1.250%, 8/21/40 TIPS(m)		396,576	228,039
Federal Republic of Germany
0.500%, 4/15/30 TIPS(m)	EUR	129,590	151,358
0.100%, 4/15/33 TIPS(m)		491,968	549,644
0.100%, 4/15/46 TIPS(m)		520,872	479,642
French Republic
0.100%, 3/1/26 TIPS(m)		1,344,486	1,572,093
1.850%, 7/25/27 TIPS(m)		1,782,274	2,149,128
0.100%, 3/1/28 TIPS(m)		963,664	1,106,024
0.100%, 3/1/29 TIPS(m)		740,610	849,520
0.100%, 7/25/31 TIPS(m)		1,468,992	1,634,525
0.100%, 3/1/32 TIPS(m)		694,626	749,150
3.150%, 7/25/32 TIPS(m)		634,248	842,397
0.100%, 7/25/36 TIPS(m)		1,690,289	1,687,130
0.550%, 3/1/39 TIPS(m)		318,744	312,931
1.800%, 7/25/40 TIPS(m)		146,879	171,532
0.950%, 7/25/43 TIPS(m)		418,536	416,835
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	148,083,000	1,009,817
0.100%, 3/10/28 TIPS		269,465,980	1,852,774
0.100%, 3/10/29 TIPS		273,226,770	1,885,885
Kingdom of Denmark
0.100%, 11/15/30 TIPS	DKK	1,925,952	292,232
Kingdom of Saudi Arabia
5.125%, 1/13/28§		$600,000	612,335
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,150,407	1,355,388
1.000%, 11/30/30 TIPS(m)		1,344,725	1,590,622
0.700%, 11/30/33 TIPS(m)		1,385,395	1,562,633
Kingdom of Sweden
0.125%, 6/1/26 TIPS(m)	SEK	9,296,848	976,149
0.125%, 12/1/27 TIPS(m)		659,692	69,169
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	76,974	4,028
New Zealand Government Bond
2.500%, 9/20/35 TIPS(m)	NZD	133,562	77,976
2.500%, 9/20/40 TIPS(m)		396,514	220,472
3.250%, 9/20/50 TIPS		300,292	177,245
Queensland Treasury Corp.
4.500%, 8/22/35(m)	AUD	200,000	127,741
5.250%, 7/21/36(m)		800,000	537,590
Republic of Italy
(EURIBOR 6 Month + 0.80%),
3.044%, 10/15/28(k)(m)	EUR	100,000	119,378
(EURIBOR 6 Month + 1.15%),
3.394%, 10/15/31(k)(m)		800,000	965,121
State of North Rhine- Westphalia Germany
2.000%, 6/15/32(m)		300,000	335,729
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	1,300,000	721,252
U.K. Treasury Bonds
4.375%, 3/7/30(m)	GBP	9,100,000	12,354,122
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS(m)		2,093,100	2,857,742
0.125%, 8/10/28 TIPS(m)		1,163,760	1,544,684
0.125%, 8/10/31 TIPS(m)		760,925	973,510
1.250%, 11/22/32 TIPS(m)		336,735	453,500
0.750%, 11/22/33 TIPS(m)		872,984	1,115,819
2.000%, 1/26/35 TIPS(m)		928,341	1,277,494
0.125%, 11/22/36 TIPS(m)		1,015,424	1,140,012
1.125%, 11/22/37 TIPS(m)		803,392	993,665
0.625%, 3/22/40 TIPS(m)		938,010	1,030,115
0.125%, 8/10/41 TIPS(m)		797,737	783,564
0.625%, 11/22/42 TIPS(m)		1,051,518	1,097,847
0.125%, 3/22/44 TIPS(m)		1,005,354	910,653
0.125%, 3/22/46 TIPS(m)		565,676	484,912
0.750%, 11/22/47 TIPS(m)		1,075,294	1,048,714
0.125%, 8/10/48 TIPS(m)		709,536	576,141
0.500%, 3/22/50 TIPS(m)		818,492	715,381
0.125%, 3/22/51 TIPS(m)		276,222	211,297
0.250%, 3/22/52 TIPS(m)		716,579	559,723
1.250%, 11/22/54 TIPS(m)		643,770	657,467
1.250%, 11/22/55 TIPS(m)		508,861	518,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 11/22/56 TIPS(m)	GBP	314,370	$217,824
0.125%, 3/22/58 TIPS(m)		336,533	228,420
0.375%, 3/22/62 TIPS(m)		893,941	642,801
0.125%, 11/22/65 TIPS(m)		584,888	354,881
0.125%, 3/22/68 TIPS(m)		723,904	428,890
0.125%, 3/22/73 TIPS(m)		131,746	83,826

Total Foreign Government Securities			76,664,984

Mortgage-Backed Securities (16.3%)
FHLMC UMBS
6.500%, 8/1/54		$300,000	310,187
FNMA UMBS
6.500%, 12/1/53		123,500	127,896
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/55 TBA		2,400,000	2,328,750
4.000%, 11/25/55 TBA		1,000,000	942,539
5.000%, 11/25/55 TBA		4,800,000	4,759,125
6.000%, 11/25/55 TBA		2,000,000	2,042,735
6.500%, 11/25/55 TBA		4,000,000	4,136,406
GNMA
3.000%, 10/15/55 TBA		3,000,000	2,680,313

Total Mortgage-Backed Securities			17,327,951

Supranational (3.8%)
European Financial Stability Facility
2.375%, 6/21/32(m)		1,300,000	1,488,460
European Union
3.375%, 12/12/35(m)		2,100,000	2,508,518

Total Supranational			3,996,978

U.S. Treasury Obligations (58.2%)
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS		1,228,990	1,249,082
3.875%, 4/15/29 TIPS		982,545	1,074,113
2.125%, 2/15/40 TIPS		478,282	481,052
2.125%, 2/15/41 TIPS		1,194,888	1,191,760
0.750%, 2/15/42 TIPS		1,558,340	1,233,225
0.625%, 2/15/43 TIPS		386,403	292,708
1.375%, 2/15/44 TIPS		1,982,152	1,691,201
0.750%, 2/15/45 TIPS		2,098,946	1,560,214
1.000%, 2/15/46 TIPS		2,290,495	1,760,786
0.875%, 2/15/47 TIPS		1,100,058	810,092
1.000%, 2/15/48 TIPS		923,571	689,982
0.250%, 2/15/50 TIPS		251,306	148,048
0.125%, 2/15/51 TIPS		446,692	246,864
0.125%, 2/15/52 TIPS		116,048	62,701
1.500%, 2/15/53 TIPS		326,031	260,280
2.125%, 2/15/54 TIPS		842,080	775,767
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/26 TIPS		1,601,379	1,592,821
0.125%, 7/15/26 TIPS		1,522,912	1,517,322
0.125%, 10/15/26 TIPS		945,768	940,337
0.375%, 1/15/27 TIPS(z)		3,049,158	3,025,089
0.125%, 4/15/27 TIPS		343,245	338,378
0.375%, 7/15/27 TIPS		1,307,414	1,298,371
1.625%, 10/15/27 TIPS		1,417,702	1,440,266
0.500%, 1/15/28 TIPS(z)		2,987,334	2,952,222
0.750%, 7/15/28 TIPS(z)		2,342,267	2,330,842
2.375%, 10/15/28 TIPS		949,230	988,468
0.875%, 1/15/29 TIPS		89,557	88,874
2.125%, 4/15/29 TIPS		522,210	538,944
0.250%, 7/15/29 TIPS		1,601,383	1,552,959
1.625%, 10/15/29 TIPS(z)		2,874,676	2,931,881
0.125%, 1/15/30 TIPS		1,757,854	1,677,877
1.625%, 4/15/30 TIPS(z)		4,668,172	4,739,925
0.125%, 7/15/30 TIPS		541,791	515,098
0.125%, 7/15/31 TIPS(z)		5,580,585	5,210,515
0.125%, 1/15/32 TIPS		1,048,851	965,349
0.625%, 7/15/32 TIPS(z)		3,891,510	3,682,739
1.125%, 1/15/33 TIPS		1,626,750	1,576,191
1.375%, 7/15/33 TIPS(z)		2,765,568	2,722,352
1.750%, 1/15/34 TIPS		630,564	633,326
1.875%, 7/15/34 TIPS(z)		2,573,825	2,610,797
2.125%, 1/15/35 TIPS(z)		1,535,460	1,580,091
1.875%, 7/15/35 TIPS(z)		905,463	912,459

Total U.S. Treasury Obligations			61,891,368

Total Long-Term Debt Securities (160.0%) (Cost $176,859,664)			170,013,519

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 12/12/2025 at USD 96.31, American Style Notional Amount: USD 21,000,000 Exchange Traded*		84	17,850
3 Month SONIA 03/13/2026 at GBP 94.25, American Style Notional Amount: GBP 11,500,000 Exchange Traded*		46	5,027

			22,877

Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
Mid-Curve 1-Year EURIBOR 12/15/2025 at EUR 97.94, American Style Notional Amount: EUR 7,000,000 Exchange Traded*		28	822

Total Options Purchased (0.0%)† (Cost $70,133)			23,699

Total Investments in Securities (160.0%) (Cost $176,929,797)			170,037,218
Other Assets Less Liabilities (-60.0%)			(63,764,660)

Net Assets (100%)			$106,272,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $1,615,831 or 1.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025. (l) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $79,298,331 or 74.6% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

	0.0	%#
Australia	2.1
Canada	1.5
Denmark	0.7
France	10.8
Germany	3.4
Ireland	0.5
Italy	11.6
Japan	4.5
Mexico	0.0	#
Netherlands	0.2
New Zealand	0.4
Peru	0.1
Saudi Arabia	0.6
Spain	7.2
Supranational	3.8
Sweden	1.0
United Kingdom	35.6
United States	76.0
Cash and Other	(60.0)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	9	12/2025	EUR	1,266,283	11,294
Euro-Bund	10	12/2025	EUR	1,509,476	4,281
U.S. Treasury 2 Year Note	21	12/2025	USD	4,376,367	666
U.S. Treasury 10 Year Note	46	12/2025	USD	5,175,000	20,078
U.S. Treasury Long Bond	12	12/2025	USD	1,399,125	13,317
3 Month SONIA	32	6/2027	GBP	10,369,717	(4,741)

					44,895

Short Contracts
Australia 10 Year Bond	(21)	12/2025	AUD	(1,575,101)	3,487
Euro-Bobl	(35)	12/2025	EUR	(4,841,019)	(1,869)
Euro-Buxl	(10)	12/2025	EUR	(1,344,052)	(24,191)
Euro-OAT	(24)	12/2025	EUR	(3,419,303)	(7,926)
Euro-Schatz	(35)	12/2025	EUR	(4,395,995)	4,466
U.S. Treasury 5 Year Note	(99)	12/2025	USD	(10,810,336)	(9,736)
U.S. Treasury 10 Year Ultra Note	(42)	12/2025	USD	(4,833,281)	(46,652)
U.S. Treasury Ultra Bond	(32)	12/2025	USD	(3,842,000)	(75,656)
3 Month SONIA	(32)	6/2026	GBP	(10,355,730)	5,652

					(152,425)

					(107,530)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	280,000	USD	184,809	Barclays Bank plc	10/2/2025	467
AUD	635,000	USD	419,652	JPMorgan Chase Bank	10/2/2025	528
BRL	1,531,260	USD	282,000	Barclays Bank plc**	10/2/2025	5,709
EUR	609,000	USD	712,257	Barclays Bank plc	10/2/2025	2,740
JPY	199,520,140	USD	1,332,088	Bank of America	10/2/2025	17,069
NZD	607,092	USD	349,564	Bank of America	10/2/2025	2,398
USD	1,543,023	CAD	2,132,356	JPMorgan Chase Bank	10/2/2025	10,828
USD	364,232	EUR	310,000	Barclays Bank plc	10/2/2025	277
USD	1,772,240	GBP	1,298,000	JPMorgan Chase Bank	10/2/2025	26,560
USD	2,759,983	JPY	404,946,637	Bank of America	10/2/2025	21,729
USD	1,961,808	JPY	288,003,026	Barclays Bank plc	10/2/2025	14,329
USD	59,809	NZD	102,000	Barclays Bank plc	10/2/2025	674
USD	297,141	NZD	506,091	Deutsche Bank AG	10/2/2025	3,735
USD	104,069	NZD	177,000	JPMorgan Chase Bank	10/2/2025	1,453
TRY	109,133	USD	2,543	Barclays Bank plc	10/15/2025	54
USD	5,733,410	EUR	4,871,000	JPMorgan Chase Bank	11/4/2025	2,569
USD	15,148,585	GBP	11,251,693	Goldman Sachs Bank USA	11/4/2025	13,541
USD	2,895,843	JPY	426,513,624	Barclays Bank plc	11/4/2025	949
ZAR	4,666,000	USD	264,678	Goldman Sachs Bank USA	11/20/2025	4,549
TRY	23,281,430	USD	531,000	Barclays Bank plc	12/1/2025	2,094
BRL	922,130	USD	170,263	Goldman Sachs Bank USA**	12/2/2025	485
MXN	4,886,000	USD	260,975	Bank of America	12/17/2025	3,629

Total unrealized appreciation						136,366

EUR	277,000	USD	328,537	JPMorgan Chase Bank	10/2/2025	(3,326)
GBP	390,000	USD	527,814	Barclays Bank plc	10/2/2025	(3,303)
JPY	80,600,000	USD	545,694	JPMorgan Chase Bank	10/2/2025	(676)
USD	2,823,254	AUD	4,322,629	Barclays Bank plc	10/2/2025	(37,029)
USD	281,119	BRL	1,534,291	Goldman Sachs Bank USA**	10/2/2025	(7,159)
USD	727,752	DKK	4,648,196	JPMorgan Chase Bank	10/2/2025	(3,321)
USD	30,054,466	EUR	25,697,784	JPMorgan Chase Bank	10/2/2025	(116,018)
USD	26,183,453	GBP	19,475,090	Barclays Bank plc	10/2/2025	(8,596)
USD	107,346	JPY	15,900,000	Barclays Bank plc	10/2/2025	(170)
USD	1,020,225	SEK	9,656,826	Barclays Bank plc	10/2/2025	(5,525)
USD	2,252,612	AUD	3,407,629	Barclays Bank plc	11/4/2025	(3,327)
USD	1,532,085	CAD	2,131,129	Goldman Sachs Bank USA	11/4/2025	(1,850)
USD	730,125	DKK	4,637,808	JPMorgan Chase Bank	11/4/2025	(1,099)
USD	29,509,631	EUR	25,121,784	Barclays Bank plc	11/4/2025	(46,714)
USD	12,282,029	GBP	9,131,397	JPMorgan Chase Bank	11/4/2025	(930)
USD	1,332,088	JPY	198,829,319	Bank of America	11/4/2025	(17,435)
USD	350,004	NZD	607,092	Bank of America	11/4/2025	(2,432)
USD	1,024,608	SEK	9,631,523	JPMorgan Chase Bank	11/4/2025	(773)
USD	236,936	PEN	840,365	Bank of America**	12/17/2025	(4,614)

Total unrealized depreciation						(264,297)

Net unrealized depreciation						(127,931)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Written Call Options Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	84	USD	(21,000,000)	USD	96.56	12/12/2025	(4,725)
3 Month SONIA	Exchange Traded	46	GBP	(11,500,000)	GBP	94.25	3/13/2026	(387)

								(5,112)

Written Put Options Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Mid-Curve 1-Year EURIBOR	Exchange Traded	28	EUR	(7,000,000)	EUR	97.82	12/12/2025	(1,849)

Total Written Options Contracts (Premiums Received ($45,965))								(6,961)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,221,812	$—	$2,221,812
Collateralized Mortgage Obligations	—	3,646,905	—	3,646,905
Commercial Mortgage-Backed Securities	—	51,556	—	51,556
Corporate Bonds
Financials	—	2,588,408	—	2,588,408
Industrials	—	1,623,557	—	1,623,557
Foreign Government Securities	—	76,664,984	—	76,664,984
Forward Currency Contracts	—	136,366	—	136,366
Futures	63,241	—	—	63,241
Mortgage-Backed Securities	—	17,327,951	—	17,327,951
Options Purchased
Call Options Purchased	22,877	—	—	22,877
Put Options Purchased	822	—	—	822
Supranational	—	3,996,978	—	3,996,978
U.S. Treasury Obligations	—	61,891,368	—	61,891,368

Total Assets	$86,940	$170,149,885	$—	$170,236,825

Liabilities:
Forward Currency Contracts	$—	$(264,297)	$—	$(264,297)
Futures	(170,771)	—	—	(170,771)
Options Written
Call Options Written	(5,112)	—	—	(5,112)
Put Options Written	(1,849)	—	—	(1,849)

Total Liabilities	$(177,732)	$(264,297)	$—	$(442,029)

Total	$(90,792)	$169,885,588	$—	$169,794,796

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,118,922
Aggregate gross unrealized depreciation	(25,697,509)

Net unrealized depreciation	$(17,578,587)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$187,373,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.8%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR
5.598%, 10/15/34(l)§		$400,000	$400,375
Arbour CLO VI DAC,
Series 6A AR
3.186%, 11/15/37(l)§	EUR	400,000	469,682
Argent Mortgage Loan Trust,
Series 2005-W1 A1
4.752%, 5/25/35(l)		$13,166	11,967
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
5.565%, 7/19/34(l)§		400,000	400,397
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.249%, 1/25/35(l)		309,016	312,510
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
5.411%, 11/15/30(l)§		142,301	142,346
C-Bass Trust,
Series 2006-CB9 A1
4.392%, 11/25/36(l)		1,505	663
CIFC European Funding CLO III DAC,
Series 3A A
3.076%, 1/15/34(l)§	EUR	250,000	293,659
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.522%, 10/25/37(l)§		$136,177	136,154
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.432%, 1/25/37(l)		2,996	2,179
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
4.772%, 3/25/37(l)		13,785	13,670
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.475%, 6/25/35(l)		20,702	20,043
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.012%, 8/25/47(l)		8,158	8,051
Ellington Loan Acquisition Trust,
Series 2007-1 A1
5.372%, 5/25/37(l)§		12,564	12,391
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
4.977%, 11/25/36(l)		63,242	60,349
Fremont Home Loan Trust,
Series 2006-C 1A1
4.542%, 10/25/36(l)		23,536	21,335
GSAMP Trust,
Series 2007-FM1 A2A
4.342%, 12/25/36(l)		2,482	1,146
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
4.412%, 7/25/36(l)		16,626	5,008
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.588%, 7/25/35(l)§		400,000	399,710
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		30,228	28,367
Lehman XS Trust,
Series 2006-7 1A1A
4.592%, 5/25/36(l)		19,553	18,722
Series 2006-8 3A4
4.379%, 6/25/36(e)		8,792	8,645
Series 2007-20N A1
6.572%, 12/25/37(l)		18,890	20,815
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR
5.582%, 10/22/34(l)§		400,000	399,206
Merrill Lynch Life Agency, Inc.,
4.512%, 2/25/37(l)		8,244	2,312
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
4.432%, 9/25/37(l)		489	95
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
4.492%, 10/25/36(l)		641,708	277,792
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
4.322%, 11/25/36(l)		306	98
OZLM XXIV Ltd.,
Series 2019-24A A1AR
5.747%, 7/20/32(l)§		107,789	107,779
Palmer Square European Loan Funding DAC,
Series 2023-3A AR
3.006%, 5/15/33(l)§	EUR	240,533	282,513
Park Place Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2004-WCW2 M3
5.322%, 10/25/34(l)		$39,818	39,459
Series 2005-WHQ4 M2
5.007%, 9/25/35(l)		5,710	5,606
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.518%, 1/15/33(l)§		371,436	372,081
Renaissance Home Equity Loan Trust,
Series 2002-3 A
5.032%, 12/25/32(l)		1,389	1,304
Saxon Asset Securities Trust,
Series 2007-3 1A
4.582%, 9/25/37(l)		21,648	20,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.592%, 7/25/36(l)		$151,756	$50,789
Series 2007-HE1 A2A
4.392%, 12/25/36(l)		9,747	2,026
Soundview Home Equity Loan Trust,
4.492%, 2/25/37(l)		494,656	126,557
Soundview Home Loan Trust,
Series 2006-NLC1 A1
4.392%, 11/25/36(l)§		1,584	431
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		1,241	1,273
Voya Euro CLO II DAC,
Series 2A AR
2.986%, 7/15/35(l)§	EUR	400,000	469,385

Total Asset- Backed Securities			4,947,815

Collateralized Mortgage Obligations (8.8%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
4.752%, 7/25/37(l)		$18,440	16,182
Alternative Loan Trust,
Series 2005-62 2A1
5.153%, 12/25/35(l)		630	542
Series 2006-OA11 A1B
4.652%, 9/25/46(l)		35,710	34,909
Series 2006-OA19 A1
4.430%, 2/20/47(l)		6,014	4,853
Series 2007-1T1 1A1
6.000%, 3/25/37		95,253	31,333
Series 2007-4CB 1A35
6.000%, 4/25/37		24,141	20,210
Series 2007-OA7 A1A
4.632%, 5/25/47(l)		2,336	2,165
Banc of America Funding Trust,
Series 2006-A 1A1
6.063%, 2/20/36(l)		1,838	1,756
Series 2006-J 2A1
4.522%, 1/20/47(l)		52,928	45,614
Series 2006-J 4A1
4.971%, 1/20/47(l)		1,761	1,525
Banc of America Mortgage Trust,
Series 2005-E 2A1
5.333%, 6/25/35(l)		338	309
Series 2006-A 2A1
5.046%, 2/25/36(l)		2,442	2,268
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.838%, 9/25/35(l)		17,092	9,305
Series 2006-2 23A1
4.058%, 3/25/36(l)		5,760	4,685
Bear Stearns ARM Trust,
Series 2004-10 13A1
5.302%, 1/25/35(l)		1,702	1,660
Series 2005-1 2A1
4.807%, 3/25/35(l)		2,765	2,539
Series 2005-9 A1
6.420%, 10/25/35(l)		3,055	2,920
Series 2006-2 3A2
4.225%, 7/25/36(l)		2,376	2,034
Beignet, Inc.,
6.850%, 6/1/49		400,000	400,000
CHL Mortgage Pass- Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		659	477
Series 2005-9 1A3
4.732%, 5/25/35(l)		126,052	111,173
Series 2006-6 A4
6.000%, 4/25/36		9,884	4,619
Series 2006-HYB3 3A1B
4.032%, 5/20/36(l)		1,523	1,418
Series 2007-1 A1
6.000%, 3/25/37		30,636	13,372
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.300%, 3/25/36(l)		1,973	1,992
Series 2007-10 22AA
4.487%, 9/25/37(l)		4,744	4,384
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		107,389	62,079
CSMC Trust,
Series 2007-4R 1A1
4.886%, 10/26/36(l)§		3,440	3,118
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.372%, 10/25/36(l)		121	101
Eurosail-UK plc,
Series 2007-3X A3A
5.044%, 6/13/45(l)(m)	GBP	8,969	12,051
Series 2007-3X A3C
5.044%, 6/13/45(l)(m)		3,985	5,354
FHLMC,
Series 278 F1
4.937%, 9/15/42
STRIPS(l)		$40,438	39,817
Series 5584 DF
5.250%, 10/25/55(l)		1,000,000	1,000,995
FHLMC Structured Pass- Through Certificates,
Series T-32 A1
4.532%, 8/25/31(l)		261	259
Series T-62 1A1
5.353%, 10/25/44(l)		22,130	20,314
Series T-63 1A1
5.353%, 2/25/45(l)		6,958	6,748
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
5.856%, 6/25/34(l)		1,521	1,522
Series 2006-FA8 1A7
6.000%, 2/25/37		9,171	3,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.002%, 8/25/35(l)	$2,767	$1,848
FNMA,
Series 2003-W8 3F2
4.821%, 5/25/42(l)	491	489
Series 2004-63 FA
4.613%, 8/25/34(l)	97	96
Series 2006-30 KF
4.911%, 5/25/36(l)	154	153
Series 2006-5 3A2
6.373%, 5/25/35(l)	1,366	1,397
Series 2007-63 FC
4.821%, 7/25/37(l)	45	45
Series 2025-47 FJ
5.386%, 6/25/55(l)	387,943	390,411
GNMA,
Series 2017-H10 FB
5.592%, 4/20/67(l)	24,850	25,187
Series 2018-H15 FG
4.927%, 8/20/68(l)	81,469	81,741
Series 2023-H09 FA
5.189%, 4/20/73(l)	435,316	435,787
Series 2023-H15 FB
5.389%, 3/20/73(l)	397,937	400,056
Series 2023-H19 FA
5.289%, 8/20/73(l)	1,160,118	1,164,945
Series 2025-159 FJ
5.510%, 9/20/55(l)	900,000	900,712
Series 2025-H19 DF
5.150%, 9/20/75(l)	900,000	889,342
Series 2025-H22 F
4.922%, 10/20/75(l)(r)	900,000	900,000
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.812%, 11/25/45(l)	2,787	2,645
Series 2006-AR4 A6A
4.632%, 9/25/46(l)	38,798	36,113
GreenPoint MTA Trust,
Series 2005-AR1 A2
4.712%, 6/25/45(l)	1,659	1,514
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.406%, 12/25/34(l)	1,975	1,861
Series 2005-AR1 1A1
6.625%, 1/25/35(l)	675	643
Series 2005-AR4 6A1
5.010%, 7/25/35(l)	744	709
Series 2005-AR6 2A1
5.191%, 9/25/35(l)	1,527	1,471
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
4.808%, 2/19/36(l)	1,667	710
Series 2005-2 2A1A
4.688%, 5/19/35(l)	678	655
Series 2005-9 2A1A
4.930%, 6/20/35(l)	1,283	1,231
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
5.062%, 11/25/35(l)	552	574
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
5.052%, 5/25/34(l)	175	165
Series 2004-AR11 2A
4.580%, 12/25/34(l)	1,073	1,012
Series 2005-AR14 1A1A
4.832%, 7/25/35(l)	3,158	2,308
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.732%, 3/25/36(l)	52,070	49,153
Series 2006-A7 1A4
4.732%, 12/25/36(l)	20,160	17,908
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.583%, 2/25/35(l)	802	783
Series 2005-A6 2A1
6.037%, 8/25/35(l)	1,305	1,244
Series 2005-A6 4A1
5.203%, 9/25/35(l)	182	171
Series 2005-A6 7A1
5.106%, 8/25/35(l)	1,311	1,159
Series 2007-A1 1A1
5.913%, 7/25/35(l)	842	841
Series 2007-A1 3A3
5.204%, 7/25/35(l)	1,812	1,744
Series 2008-R2 1A1
4.063%, 7/27/37(l)§	6,166	5,729
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.578%, 11/21/34(l)	982	942
Mellon Residential Funding Corp. Mortgage Pass- Through Certificates,
Series 2001-TBC1 A1
4.965%, 11/15/31(l)	437	424
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
6.035%, 6/25/36(l)	2,750	2,702
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
4.705%, 12/15/30(l)	471	460
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§	26,618	25,929
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	116,148	112,184
Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates,
Series 2005-5 1A1D
5.032%, 12/25/35(l)	86,665	85,521
RALI Trust,
Series 2005-QO1 A1
4.572%, 8/25/35(l)	1,235	857
Series 2007-QH8 A
5.139%, 10/25/37(l)	26,176	20,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Residential Asset Securitization Trust,
Series 2005-A5 A3
4.672%, 5/25/35(l)		$15,005	$8,984
Series 2006-A10 A5
6.500%, 9/25/36		8,433	2,487
Series 2007-A6 2A1
6.500%, 6/25/37		124,964	22,726
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		3,606	2,874
Sequoia Mortgage Trust,
Series 2007-3 1A1
4.650%, 7/20/36(l)		4,392	3,795
Series 5 A
4.948%, 10/19/26(l)		175	173
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.336%, 2/25/34(l)		628	607
Series 2004-19 2A1
5.553%, 1/25/35(l)		1,109	1,019
Series 2005-17 3A1
4.529%, 8/25/35(l)		1,020	884
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
4.908%, 10/19/34(l)		392	377
Series 2005-AR5 A1
4.748%, 7/19/35(l)		1,036	997
Series 2005-AR5 A2
4.748%, 7/19/35(l)		518	516
Series 2005-AR5 A3
4.748%, 7/19/35(l)		2,479	2,439
Series 2006-AR3 11A1
4.692%, 4/25/36(l)		1,737	1,580
Series 2006-AR4 2A1
4.652%, 6/25/36(l)		486	480
Towd Point Mortgage Trust,
Series 2019-HY2 A1
5.272%, 5/25/58(l)§		11,782	12,040
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
5.353%, 11/25/42(l)		129	124
Series 2005-AR14 2A1
5.051%, 12/25/35(l)		545	509
Series 2006-AR3 A1A
5.153%, 2/25/46(l)		1,275	1,171
Series 2006-AR7 3A
5.201%, 7/25/46(l)		7,201	6,571
Series 2007-OA4 1A
4.923%, 5/25/47(l)		3,230	2,858

Total Collateralized Mortgage Obligations			7,523,566

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		94,094	93,532
WSTN Trust,
Series 2023-MAUI A
6.518%, 7/5/37(l)§		400,000	408,199

Total Commercial Mortgage- Backed Securities			501,731

Corporate Bonds (0.0%)†
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28(k)(y)		20,000	20,050

Total Financials			20,050

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,964

Total Information Technology			9,964

Total Corporate Bonds			30,014

Foreign Government Securities (2.8%)
Buoni Poliennali del Tesoro
1.800%, 5/15/36 TIPS(m)	EUR	103,754	121,116
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	262,861	196,702
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	122,226	142,918
0.100%, 7/25/31 TIPS(m)		122,416	136,210
0.100%, 7/25/38 TIPS(m)		240,390	228,658
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	121,146,470	832,970
0.100%, 3/10/29 TIPS		100,070,710	690,715
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	34,211	1,790

Total Foreign Government Securities			2,351,079

Mortgage-Backed Securities (12.9%)
FHLMC UMBS
3.000%, 3/1/52		$86,094	75,697
4.500%, 11/1/52		82,840	80,747
5.500%, 4/1/54		1,085,380	1,096,064
FNMA UMBS
3.500%, 2/1/48		84,695	78,863
3.000%, 12/1/51		813,166	714,969
4.000%, 10/1/52		930,357	880,084
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/55 TBA		2,400,000	2,328,750
6.500%, 10/25/55 TBA		1,800,000	1,860,187
6.000%, 11/25/55 TBA		1,800,000	1,838,461
GNMA
3.500%, 11/20/52		268,934	246,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 10/15/55 TBA	$2,000,000	$1,824,688

Total Mortgage-Backed Securities		11,024,690

U.S. Treasury Obligations (108.2%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS	1,236,999	1,238,463
2.375%, 1/15/27 TIPS	32,038	32,600
1.750%, 1/15/28 TIPS	2,528,913	2,570,258
3.625%, 4/15/28 TIPS	2,596,529	2,761,506
2.500%, 1/15/29 TIPS	1,008,116	1,053,565
3.875%, 4/15/29 TIPS	1,161,368	1,269,601
2.125%, 2/15/40 TIPS	851,939	856,874
2.125%, 2/15/41 TIPS	354,041	353,114
0.750%, 2/15/42 TIPS	1,515,450	1,199,284
0.625%, 2/15/43 TIPS	758,754	574,771
1.375%, 2/15/44 TIPS	2,106,902	1,797,641
0.750%, 2/15/45 TIPS	2,633,971	1,957,915
1.000%, 2/15/46 TIPS	2,004,183	1,540,687
0.875%, 2/15/47 TIPS	1,619,307	1,192,471
1.000%, 2/15/48 TIPS	694,316	518,710
1.000%, 2/15/49 TIPS	128,379	94,441
0.250%, 2/15/50 TIPS	691,092	407,132
0.125%, 2/15/51 TIPS	818,935	452,585
0.125%, 2/15/52 TIPS	348,144	188,104
1.500%, 2/15/53 TIPS	652,062	520,559
2.125%, 2/15/54 TIPS	736,820	678,796
2.375%, 2/15/55 TIPS(z)	819,008	798,439
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/26 TIPS	1,847,745	1,837,870
0.125%, 7/15/26 TIPS	256,065	255,125
0.125%, 10/15/26 TIPS	1,418,652	1,410,506
0.375%, 1/15/27 TIPS	1,618,194	1,605,420
0.125%, 4/15/27 TIPS	457,660	451,170
0.375%, 7/15/27 TIPS	4,318,427	4,288,558
1.625%, 10/15/27 TIPS	3,162,566	3,212,900
0.500%, 1/15/28 TIPS	4,924,322	4,866,442
0.750%, 7/15/28 TIPS	2,586,790	2,574,172
2.375%, 10/15/28 TIPS	1,476,580	1,537,617
0.875%, 1/15/29 TIPS	767,634	761,778
2.125%, 4/15/29 TIPS	1,566,630	1,616,831
0.250%, 7/15/29 TIPS	2,140,649	2,075,918
1.625%, 10/15/29 TIPS	2,874,676	2,931,881
0.125%, 1/15/30 TIPS	2,398,215	2,289,104
1.625%, 4/15/30 TIPS	1,928,158	1,957,795
0.125%, 7/15/30 TIPS	1,700,973	1,617,170
0.125%, 1/15/31 TIPS	645,310	605,837
0.125%, 7/15/31 TIPS(z)	9,678,639	9,036,811
0.125%, 1/15/32 TIPS	2,214,241	2,037,959
0.625%, 7/15/32 TIPS(z)	7,449,462	7,049,815
1.125%, 1/15/33 TIPS	2,819,700	2,732,065
1.375%, 7/15/33 TIPS	3,191,040	3,141,176
1.750%, 1/15/34 TIPS	1,576,410	1,583,316
1.875%, 7/15/34 TIPS(z)	3,294,496	3,341,821
2.125%, 1/15/35 TIPS(z)	3,275,648	3,370,861
1.875%, 7/15/35 TIPS(z)	1,911,533	1,926,303

Total U.S. Treasury Obligations		92,173,737

Total Long-Term Debt Securities (139.1%) (Cost $119,623,465)		118,552,632

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (60.6%)
FFCB
3.84%, 11/20/25(o)(p)	17,400,000	17,305,798
FHLB
3.67%, 10/17/25(o)(p)	800,000	798,617
3.71%, 10/24/25(o)(p)	25,000,000	24,938,380
FHLMC
3.84%, 12/1/25(o)(p)	8,600,000	8,543,532

Total U.S. Government Agency Securities		51,586,327

Total Short-Term Investments (60.6%) (Cost $51,582,776)		51,586,327

Total Investments in Securities (199.7%) (Cost $171,206,241)		170,138,959
Other Assets Less Liabilities (-99.7%)		(84,932,329)

Net Assets (100%)		$85,206,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

†	Percent shown is less than 0.05%.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $4,453,308 or 5.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $646,307 or 0.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2025.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

MXN — Mexican Peso

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	3	12/2025	EUR	414,944	133
Euro-BTP	10	12/2025	EUR	1,406,982	12,101
Euro-Schatz	31	12/2025	EUR	3,893,596	(3,930)
U.S. Treasury 10 Year Note	36	12/2025	USD	4,050,000	17,906
U.S. Treasury Ultra Bond	22	12/2025	USD	2,641,375	78,859

					105,069

Short Contracts
Euro-Bund	(9)	12/2025	EUR	(1,358,529)	(7,988)
Euro-OAT	(26)	12/2025	EUR	(3,704,245)	(31,254)
U.S. Treasury 2 Year Note	(15)	12/2025	USD	(3,125,977)	(5,526)
U.S. Treasury 5 Year Note	(43)	12/2025	USD	(4,695,398)	(1,498)
U.S. Treasury 10 Year Ultra
Note	(1)	12/2025	USD	(115,078)	(1,369)
U.S. Treasury Long Bond	(28)	12/2025	USD	(3,264,625)	(72,445)

					(120,080)

					(15,011)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	255,951	USD	183,649	Citibank NA	10/2/2025	264
JPY	50,947,966	USD	340,152	Bank of America	10/2/2025	4,359
JPY	69,103,952	USD	462,884	Morgan Stanley	10/2/2025	4,398
USD	185,199	CAD	255,933	JPMorgan Chase Bank	10/2/2025	1,300
USD	662,793	JPY	97,245,452	Bank of America	10/2/2025	5,218
USD	471,805	JPY	69,139,298	HSBC Bank plc	10/2/2025	4,284
USD	427,926	JPY	63,144,247	Morgan Stanley	10/2/2025	944

Total unrealized appreciation						20,767

USD	31,380	AUD	48,000	Citibank NA	10/2/2025	(382)
USD	23,413	EUR	20,000	Citibank NA	10/2/2025	(68)
USD	2,191,924	EUR	1,874,183	JPMorgan Chase Bank	10/2/2025	(8,461)
USD	118,322	GBP	88,000	Barclays Bank plc	10/2/2025	(29)
USD	31,730	AUD	48,000	Barclays Bank plc	11/4/2025	(47)
USD	183,649	CAD	255,546	Citibank NA	11/4/2025	(287)
USD	2,225,027	EUR	1,894,183	Barclays Bank plc	11/4/2025	(3,522)
USD	118,363	GBP	88,000	JPMorgan Chase Bank	11/4/2025	(9)
USD	340,152	JPY	50,771,563	Bank of America	11/4/2025	(4,452)
USD	733,865	JPY	108,526,105	HSBC Bank plc	11/4/2025	(2,738)
USD	466,446	JPY	69,389,976	Morgan Stanley	11/4/2025	(4,528)

Total unrealized depreciation						(24,523)

Net unrealized depreciation						(3,756)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Written Call Swaption Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6
Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(1,857)

Written Put Swaption Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(19,950)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(19,950)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(1,337)

								(41,237)

Total Written Swaption Contracts (Premiums Received ($72,496))								(43,094)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2025(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	20,667	112,663	133,330
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	7,741	32,342	40,083
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	18,800	78,808	97,608
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	6,194	24,490	30,684
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	1,873	2,095	3,968
HICPXT at termination	1.64% at termination	Receive	6/15/2027	EUR	1,300,000	—	6,069	6,069
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	3,405	4,442	7,847
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(3,992)	4,937	945
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,087)	7,986	4,899
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	50,000	469	(91)	378
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,377)	1,528	151
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,505	7,738	11,243
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,398	7,586	15,984
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,596	7,741	18,337
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,112	2,635	3,747
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	402	1,471	1,873
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	2,763	2,763
USCPI at termination	3.44% at termination	Pay	8/1/2026	USD	700,000	—	851	851
USCPI at termination	3.43% at termination	Pay	8/27/2026	USD	800,000	—	1,406	1,406

						74,706	307,460	382,166

HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(26)	(944)	(970)
UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	—	(310)	(310)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(14,243)	(4,889)	(19,132)
USCPI at termination	2.21% at termination	Pay	10/7/2025	USD	702,000	—	(3,772)	(3,772)
USCPI at termination	2.38% at termination	Pay	10/15/2025	USD	400,000	—	(1,678)	(1,678)
USCPI at termination	2.70% at termination	Pay	1/14/2026	USD	600,000	—	(2,473)	(2,473)
USCPI at termination	3.04% at termination	Pay	2/21/2026	USD	400,000	—	(503)	(503)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(96,491)	(69,607)	(166,098)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(29,881)	(21,777)	(51,658)

						(140,641)	(105,953)	(246,594)

Total Centrally Cleared inflation-linked swap contracts outstanding						(65,935)	201,507	135,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(5,698)	7,776	2,078
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(5,826)	7,904	2,078
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(3,308)	5,386	2,078
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	112,722	40,726	153,448
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	314,659	113,907	428,566
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	2,600,000	—	2,016	2,016
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(4,187)	6,265	2,078
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(20)	809	789
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,014	10,879	15,893
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(781)	4,767	3,986
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	11,578	23,517	35,095
1 day SOFR Annual	3.30 annually	Receive	2/28/2030	USD	1,100,000	(178)	1,265	1,087
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	94,704	139,813	234,517
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	350,000	14,668	(4,690)	9,978
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	179,566	(2,159)	177,407
1 day SOFR Annual	3.33 annually	Receive	2/28/2030	USD	1,900,000	(14,934)	14,948	14
1 day SOFR Annual	3.33 annually	Receive	2/28/2030	USD	100,000	(470)	471	1
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,150,000	48,148	(15,362)	32,786
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,655	16,184	23,839

						753,312	374,422	1,127,734

6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	142,000	(2,655)	(31)	(2,686)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	260,000	(3,741)	(1,176)	(4,917)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	270,000	(3,771)	(1,335)	(5,106)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	88,000	(1,888)	224	(1,664)
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	1,300,000	(6,440)	(638)	(7,078)
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	1,300,000	(6,441)	(637)	(7,078)
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	300,000	(892)	(741)	(1,633)
1 day SOFR Annual	4.10 annually	Receive	11/15/2053	USD	215,000	(1,469)	(3,970)	(5,439)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	82,000	(107)	(408)	(515)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	90,000	(1,544)	978	(566)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	99,000	(534)	(88)	(622)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(10,264)	(10,264)
1 day SOFR Annual	4.10 annually	Receive	11/15/2053	USD	284,300	(11,046)	3,854	(7,192)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	89,000	(1,554)	995	(559)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(3,213)	(3,213)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	50,000	(911)	597	(314)

						(42,993)	(15,853)	(58,846)

Total Centrally Cleared Interest rate swap contracts outstanding						710,319	358,569	1,068,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

(1)	Value of floating rate index at September 30, 2025 was as follows:

Floating Rate Index	Value
1 day SOFR USD	4.24%
1 day SONIA GBP	3.97%
1 day TONAR JPY	0.47%
6 month EURIBOR EUR	2.10%
HICPXT EUR	1.29%
UKRPI GBP	4.08%
USCPI USD	3.24%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,947,815	$—	$4,947,815
Centrally Cleared Inflation-linked Swaps	—	307,551	—	307,551
Centrally Cleared Interest Rate Swaps	—	403,281	—	403,281
Collateralized Mortgage Obligations	—	6,623,566	900,000	7,523,566
Commercial Mortgage-Backed Securities	—	501,731	—	501,731
Corporate Bonds
Financials	—	20,050	—	20,050
Information Technology	—	9,964	—	9,964
Foreign Government Securities	—	2,351,079	—	2,351,079
Forward Currency Contracts	—	20,767	—	20,767
Futures	108,999	—	—	108,999
Mortgage-Backed Securities	—	11,024,690	—	11,024,690
Short-Term Investments
U.S. Government Agency Securities	—	51,586,327	—	51,586,327
U.S. Treasury Obligations	—	92,173,737	—	92,173,737

Total Assets	$108,999	$169,970,558	$900,000	$170,979,557

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(106,044)	$—	$(106,044)
Centrally Cleared Interest Rate Swaps	—	(44,712)	—	(44,712)
Forward Currency Contracts	—	(24,523)	—	(24,523)
Futures	(124,010)	—	—	(124,010)
Swaptions Written	—	(43,094)	—	(43,094)

Total Liabilities	$(124,010)	$(218,373)	$—	$(342,383)

Total	$(15,011)	$169,752,185	$900,000	$170,637,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Investment in Collateralized Mortgage Obligation
Balance as of 12/31/2024	$—
Realized Gains (Losses)	—
Change in Unrealized Appreciation/Depreciation	—
Net accretion (amortization)	—
Purchases	900,000
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/2025	$900,000

Investment Type	Balance at 09/30/2025	Valuation Technique(s)	Unobservable Input(s)*	Amount of Range (Weighted Average)	Impact to Valuation from an Increase/Decrease in Input(a)
Collateralized Mortgage Obligation	$900,000	Price at cost	Trade Price	0.00%	Not Applicable

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,476,894
Aggregate gross unrealized depreciation	(13,227,539)

Net unrealized depreciation	$(7,750,645)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,032,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.3%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
4.532%, 9/25/36(l)		$21,728	$21,593
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28		119,578	111,997
Series 2016-3 AA
3.000%, 10/15/28		179,487	172,321
Ameriquest Mortgage Securities, Inc. Asset- Backed Pass-Through Certificates,
Series 2005-R9 M1
4.977%, 11/25/35(l)		47,462	47,044
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.822%, 1/15/37(l)§		395,732	395,732
Ares European CLO XIV DAC,
Series 14A AR
3.054%, 10/21/34(l)§	EUR	452,870	531,817
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
5.464%, 10/28/34(l)§		$700,000	700,000
Argent Securities Trust,
Series 2006-W2 A2B
4.652%, 3/25/36(l)		201,445	109,597
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
4.572%, 7/25/36(l)		615,840	164,463
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
4.592%, 8/25/36(l)		12,439	12,215
Series 2006-HE9 1A2
4.572%, 11/25/36(l)		100,079	98,279
BlueMountain CLO Ltd.,
Series 2018-3A A1R
5.508%, 10/25/30(l)§		313,248	313,713
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
2.936%, 1/15/33(l)§	EUR	680,568	797,757
BMW Vehicle Lease Trust,
Series 2024-1 A3
4.980%, 3/25/27		$423,425	424,959
BRSP Ltd.,
Series 2021-FL1 A
5.398%, 8/19/38(l)§		293,013	292,645
C-Bass Trust,
Series 2006-CB9 A1
4.392%, 11/25/36(l)		10,533	4,638
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		95,761	47,984
Crown Point CLO 7 Ltd.,
Series 2018-7A AR
5.555%, 10/20/31(l)§		212,978	212,989
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
2.644%, 9/15/31(l)§	EUR	396,501	464,296
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4
4.732%, 5/25/37(l)		$200,065	190,606
Series 2006-24 1A
4.552%, 6/25/47(l)		590,567	540,107
Series 2006-3 M2
4.857%, 6/25/36(l)		626,347	611,795
Elevation CLO Ltd.,
Series 2022-16A A1AR
5.448%, 7/25/34(l)§		700,000	700,342
EMC Mortgage Loan Trust,
Series 2001-A A
5.012%, 5/25/40(l)§		1,825	1,819
FHF Issuer Trust,
Series 2024-1A A2
5.690%, 2/15/30§		271,412	274,010
Series 2024-2A A2
5.890%, 6/15/30§		418,869	423,635
FHF Trust,
Series 2022-1A A
4.430%, 1/18/28§		100,202	100,143
Series 2023-1A A2
6.570%, 6/15/28§		89,174	89,825
Fremont Home Loan Trust,
Series 2005-D M1
4.887%, 11/25/35(l)		275,667	249,830
Series 2006-E 2A1
4.332%, 1/25/37(l)		2,009	908
FS Rialto Issuer LLC,
Series 2022-FL4 A
6.287%, 1/19/39(l)§		301,691	301,692
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		695,264	605,511
Series 2023-3C A
6.500%, 7/20/55§		405,639	395,360
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2
4.520%, 10/15/27§		500,000	501,446
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		500,000	509,727
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.562%, 4/22/33(l)§		682,653	683,164
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		226,634	81,530
GSAMP Trust,
Series 2006-NC2 A2B
4.452%, 6/25/36(l)		106,974	57,849
GSPA Monetization Trust,
6.422%, 10/9/29§		167,502	173,343
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
4.502%, 4/25/37(l)		169,384	165,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	$634,980	$600,116
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.706%, 10/25/35(l)	38,721	38,179
Series 2006-FRE1 M1
4.857%, 5/25/35(l)	24,808	24,615
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
4.532%, 3/25/37(l)	20,575	20,406
Lehman XS Trust,
Series 2006-8 2A1
4.625%, 6/25/36(l)	7,170	8,631
Madison Park Funding XLIX Ltd.,
Series 2021-49A AR
5.375%, 10/19/34(l)§	800,000	800,682
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.318%, 10/15/34(l)§	700,000	700,560
Madison Park Funding XXXVI Ltd.,
Series 2019-36A A1RR
5.378%, 4/15/35(l)§	700,000	699,982
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5
4.752%, 3/25/36(l)	132,425	78,869
MF1 LLC,
Series 2025-FL17 A
5.456%, 2/18/40(l)§	500,000	500,918
MF1 Ltd.,
Series 2020-FL4 A
5.957%, 12/15/35(l)§	116,537	116,721
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
4.772%, 8/25/36(l)	406,986	193,448
Series 2006-WMC2 A2C
4.572%, 7/25/36(l)	223,416	80,093
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	982,228	839,843
Series 2023-3A A
5.910%, 11/20/53§	133,041	131,997
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
4.992%, 3/25/36(l)	900,000	885,936
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
4.752%, 11/25/36(l)	95,148	26,712
Ocean Trails CLO XI,
Series 2021-11A AR
5.355%, 7/20/34(l)§	700,000	700,210
Option One Mortgage Loan Trust,
Series 2006-3 2A3
4.552%, 2/25/37(l)	1,053,192	493,573
Series 2007-5 1A1
4.492%, 5/25/37(l)	298,716	175,785
Series 2007-CP1 1A1
4.412%, 3/25/37(l)	124,810	112,154
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
4.962%, 11/25/35(l)	237,879	226,216
Pikes Peak CLO 4,
Series 2019-4A ARR
5.528%, 7/15/34(l)§	700,000	700,784
Post Road Equipment Finance LLC,
Series 2025-1A A2
4.900%, 5/15/31§	800,000	803,681
RASC Trust,
Series 2005-EMX5 A3
4.932%, 12/25/35(l)	81,080	70,355
Series 2006-EMX2 M1
4.872%, 2/25/36(l)	91,112	89,520
RCKT Mortgage Trust,
Series 2025-CES9 A1A
4.795%, 9/25/55(e)§	300,000	300,003
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.472%, 11/25/36(l)§	152,928	152,917
Series 2023-FL11 A
6.532%, 10/25/39(l)§	3,577	3,587
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.518%, 1/15/33(l)§	650,013	651,141
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	160,766
Sandstone Peak Ltd.,
Series 2021-1A A1R
5.598%, 10/15/34(l)§	700,000	701,370
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
4.532%, 5/25/37(l)	26,189	19,843
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
4.812%, 2/25/36(l)	61,310	29,098
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
5.172%, 10/25/37(l)	467,072	364,801
Series 2007-WMC1 3A1
4.492%, 2/25/37(l)	69,086	17,675
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
4.572%, 11/25/37(l)	473,170	262,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		$239,247	$231,184
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
5.172%, 5/25/37(l)§		90,182	88,330
STWD Ltd.,
Series 2021-FL2 A
5.450%, 4/18/38(l)§		358,259	358,231
Series 2022-FL3 A
5.722%, 11/15/38(l)§		425,279	425,079
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§		523,862	482,218
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,407,272	1,209,225
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		643,711	579,625
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§		434,918	438,052
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R
5.435%, 10/20/33(l)§		700,000	700,228
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		481,771	459,012
Series 2020-1 A
5.875%, 10/15/27		368,777	377,106
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
4.772%, 4/25/37(l)		194,120	66,893
Wind River CLO Ltd.,
Series 2021-2A A1R
5.122%, 7/20/34(l)§		300,000	300,310

Total Asset-Backed Securities			29,081,022

Collateralized Mortgage Obligations (3.6%)
Alba plc,
Series 2007-1 A3
4.263%, 3/17/39(l)(m)	GBP	169,638	224,659
Alternative Loan Trust,
Series 2005-32T1 A3
5.272%, 8/25/35(l)		$85,591	44,946
Series 2006-45T1 1A16
6.000%, 2/25/37		227,460	87,968
Series 2006-OA11 A1B
4.652%, 9/25/46(l)		204,942	200,348
Series 2006-OA12 A1B
4.440%, 9/20/46(l)		37,548	38,710
Series 2006-OA3 1A1
4.672%, 5/25/36(l)		24,541	21,174
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	64,685
Banc of America Funding Trust,
Series 2005-D A1
5.334%, 5/25/35(l)		3,553	3,324
Series 2007-2 1A2
6.000%, 3/25/37		49,361	39,124
Banc of America Mortgage Trust,
Series 2003-D 2A4
7.022%, 5/25/33(l)		32	31
BCAP LLC Trust,
Series 2007-AA2 12A1
4.692%, 5/25/47(l)		41,787	40,238
Series 2011-RR5 12A1
4.480%, 3/26/37(e)§		6,144	6,121
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
5.425%, 5/25/35(l)		10,858	10,394
Series 2005-7 22A1
4.838%, 9/25/35(l)		16,024	8,723
Series 2006-3 35A1
4.714%, 5/25/36(l)		45,850	21,698
Bear Stearns ARM Trust,
Series 2002-11 1A1
6.250%, 2/25/33(l)		8	9
Series 2003-1 6A1
6.575%, 4/25/33(l)		505	509
Series 2003-8 2A1
5.923%, 1/25/34(l)		3,301	3,162
Series 2004-1 12A5
5.278%, 4/25/34(l)		6,630	5,928
Series 2004-10 22A1
5.125%, 1/25/35(l)		2,918	2,614
Series 2004-10 23A1
5.028%, 1/25/35(l)		964	915
Series 2004-3 1A1
4.839%, 7/25/34(l)		6,313	5,921
Series 2004-8 2A1
5.391%, 11/25/34(l)		14,741	13,547
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.972%, 1/26/36(l)		18,969	13,256
Series 2007-R6 2A1
3.965%, 12/26/46(l)		19,527	15,402
Beignet, Inc.,
6.850%, 6/1/49		3,000,000	3,000,000
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.435%, 1/25/36(l)		24,610	22,130
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
5.097%, 11/25/34(l)		11,727	11,290
Series 2004-HYB9 1A1
5.388%, 2/20/35(l)		1,525	1,535
Series 2005-HYB9 3A2A
6.224%, 2/20/36(l)		1,618	1,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
6.480%, 10/25/35(l)		$1,412	$1,472
Series 2009-7 5A2
5.500%, 12/25/35§		53,449	25,822
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.469%, 5/25/35(l)		4,041	3,893
Series 2005-6 A2
6.190%, 9/25/35(l)		21,658	21,517
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
4.572%, 3/25/37(l)		82,765	77,568
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
4.772%, 2/25/35(l)		2,118	2,096
FHLMC,
Series 2248 FB
4.987%, 9/15/30(l)		24	24
Series 3360 FC
5.207%, 5/15/37(l)		2,944	2,949
Series 4989 FA
4.810%, 8/15/40(l)		156,374	154,294
Series 4989 FB
4.810%, 10/15/40(l)		115,181	113,570
Series 5560 FB
5.356%, 6/25/55(l)		481,226	483,795
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
5.353%, 2/25/45(l)		2,319	2,249
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.601%, 8/25/35(l)		27,836	22,953
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.747%, 10/25/35(l)		18,802	17,219
FNMA,
Series 2003-25 KP
5.000%, 4/25/33		4,470	4,464
Series 2004-W2 5AF
4.821%, 3/25/44(l)		3,521	3,513
Series 2005-79 NF
4.881%, 9/25/35(l)		3,173	3,154
Series 2006-118 A1
4.523%, 12/25/36(l)		2,304	2,254
Series 2006-5 3A2
6.373%, 5/25/35(l)		1,366	1,397
Series 2007-42 AF
4.721%, 5/25/37(l)		327	322
Series 2007-73 A1
4.523%, 7/25/37(l)		5,127	5,035
Series 2015-58 AI
1.980%, 8/25/55 IO(l)		122,149	6,844
Series 2025-83 FA
5.450%, 10/25/55(l)		500,000	500,305
GNMA,
Series 2015-H18 FB
5.066%, 7/20/65(l)		109,385	109,365
Series 2015-H19 FK
5.066%, 8/20/65(l)		90,616	90,564
Series 2016-H02 FH
5.466%, 1/20/66(l)		40,784	40,974
Series 2016-H14 FA
5.266%, 6/20/66(l)		40,462	40,558
Series 2016-H17 FC
5.296%, 8/20/66(l)		151,713	152,145
Series 2016-H17 FM
4.916%, 8/20/66(l)		428	426
Series 2016-H20 PT
7.183%, 9/20/66(l)		185,193	189,374
Series 2016-H22 FA
5.236%, 10/20/66(l)		83,557	83,719
Series 2017-H10 FB
5.592%, 4/20/67(l)		149,099	151,120
Series 2018-38 WF
4.695%, 10/20/43(l)		115,471	111,838
Series 2023-H02 FA
5.289%, 1/20/73(l)		292,677	293,052
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.191%, 9/25/35(l)		13,439	12,942
Series 2005-AR7 6A1
4.290%, 11/25/35(l)		3,787	3,300
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
5.748%, 10/19/35(l)		45,116	32,397
Series 2005-14 4A1A
4.754%, 12/19/35(l)		57,292	28,173
Series 2005-2 2A1A
4.688%, 5/19/35(l)		5,424	5,237
Series 2005-4 3A1
4.815%, 7/19/35(l)		20,372	15,127
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
4.612%, 1/25/37(l)		41,498	37,354
Series 2006-AR9 2A1
3.561%, 6/25/36(l)		160,231	109,293
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,419	4,378
Series 2006-A3 6A1
4.960%, 8/25/34(l)		11,657	11,558
Series 2006-A6 1A4L
4.274%, 10/25/36(l)		41,346	29,579
Landmark Mortgage Securities No. 3 plc,
Series 3 A
4.401%, 4/17/44(l)(m)	GBP	343,736	453,012
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
5.087%, 4/25/35(l)		$24,248	21,768
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
5.252%, 7/25/35(l)		35,825	29,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
MortgageIT Trust,
Series 2005-5 A2
4.892%, 12/25/35(l)		$18,197	$18,164
Prime Mortgage Trust,
Series 2004-CL1 1A2
4.672%, 2/25/34(l)		452	430
Series 2006-CL1 A1
4.772%, 2/25/35(l)		7,912	7,900
RALI Trust,
Series 2005-QA13 2A1
5.263%, 12/25/35(l)		6,493	5,710
Series 2006-QS12 1A1
6.500%, 9/25/36		140,219	57,653
Series 2006-QS13 1A10
6.000%, 9/25/36		8,615	6,901
Series 2007-QA3 A1
4.472%, 5/25/37(l)		148,354	134,800
Residential Asset Securitization Trust,
Series 2005-A11 1A1
4.722%, 10/25/35(l)		32,220	18,872
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		45,074	35,924
STARM Mortgage Loan Trust,
Series 2007-1 2A1
5.958%, 2/25/37(l)		19,749	16,970
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
4.672%, 4/25/47(l)		23,878	19,648
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
4.748%, 7/19/35(l)		12,392	12,193
Series 2006-AR6 1A3
4.652%, 7/25/46(l)		546,112	437,482
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
4.908%, 9/19/32(l)		159	152
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
5.633%, 3/25/37(l)		19,494	13,724
Series 2007-3 3A1
5.583%, 6/25/47(l)		71,532	62,535
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
6.987%, 5/20/36(l)		2,227	2,174
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
4.852%, 10/25/45(l)		1,958	1,937
Series 2005-AR6 1A1A
4.772%, 2/25/45(l)		161,491	161,882
Series 2006-AR16 3A3
4.206%, 12/25/36(l)		9,535	8,541
Series 2007-HY5 2A1
3.411%, 5/25/37(l)		63,801	52,426
Series 2007-HY7 4A2
4.662%, 7/25/37(l)		35,999	32,794
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
4.921%, 12/21/49(l)§	GBP	215,188	289,884
Series 3A B
5.621%, 12/21/49(l)§		100,000	135,792
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
6.729%, 10/25/36(l)		$274,878	259,646

Total Collateralized Mortgage Obligations			9,216,985

Commercial Mortgage-Backed Securities (5.7%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	559,696
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	783,202
BIG Commercial Mortgage Trust,
Series 2022-BIG A
5.492%, 2/15/39(l)§		562,524	556,993
BX Trust,
Series 2021-ARIA A
5.164%, 10/15/36(l)§		900,000	899,437
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		63,477	63,187
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	680,204
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,181,123
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	892,037
Extended Stay America Trust,
Series 2021-ESH A
5.344%, 7/15/38(l)§		674,621	674,621
Series 2021-ESH A1
5.344%, 7/15/38(l)§		421,638	421,638
FNMA ACES,
Series 2020-M33 X2
2.349%, 1/25/31 IO(l)		1,843,412	98,060
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		339,416	292,331
GS Mortgage Securities Trust,
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	88,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		$600,000	$502,376
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
5.530%, 11/15/38(l)§		800,000	799,250
Series 2021-NYAH A
5.275%, 6/15/38(l)§		700,000	681,899
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.509%, 4/5/42(l)§		800,000	705,463
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	668,689
New Orleans Hotel Trust,
Series 2019-HNLA A
5.187%, 4/15/32(l)§		500,000	497,008
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.360%, 11/15/38(l)§		400,000	398,757
ONE Mortgage Trust,
Series 2021-PARK A
4.964%, 3/15/36(l)§		700,000	689,597
STWD Mortgage Trust,
Series 2021-LIH A
5.123%, 11/15/36(l)§		1,200,000	1,197,750
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	799,293
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	608,706

Total Commercial Mortgage-Backed Securities			14,739,707

Corporate Bonds (28.0%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	743,424

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		200,000	201,369

Total Communication Services			944,793

Consumer Discretionary (2.2%)
Automobiles (1.5%)
BMW US Capital LLC
4.750%, 3/21/28§		200,000	202,973
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		600,000	602,104
4.900%, 11/15/27§		200,000	203,130
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	772,000
2.750%, 3/9/28§		800,000	750,024
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	752,008
Volkswagen Group of America Finance LLC
4.550%, 9/11/28§		600,000	602,067

			3,884,306

Hotels, Restaurants & Leisure (0.7%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	668,397
Expedia Group, Inc.
3.250%, 2/15/30		500,000	477,768
Marriott International, Inc.
4.500%, 10/15/31		500,000	498,084

			1,644,249

Total Consumer Discretionary			5,528,555

Consumer Staples (0.6%)
Food Products (0.4%)
JDE Peet’s NV
2.250%, 9/24/31§		400,000	346,754
Mondelez International, Inc.
4.625%, 7/3/31	CAD	700,000	526,928

			873,682

Personal Care Products (0.2%)
Coty, Inc.
4.500%, 5/15/27§	EUR	500,000	595,889

Total Consumer Staples			1,469,571

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK Partners LP
6.850%, 10/15/37		$800,000	880,357

Total Energy			880,357

Financials (11.2%)
Banks (5.6%)
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28(k)		600,000	625,342
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	632,376
BNP Paribas SA
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.35%), 5.060%, 7/17/27(k)(m)	AUD	800,000	530,879
3.500%, 11/16/27§		$300,000	295,523
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		500,000	531,044
HSBC Holdings plc
(SOFR + 1.29%), 5.130%, 3/3/31(k)		500,000	512,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)		$300,000	$289,500
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)		600,000	614,133
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27(k)		500,000	509,834
(SOFR + 0.93%), 4.979%, 7/22/28(k)		500,000	507,312
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	848,240
Lloyds Bank plc
0.000%, 4/2/32(e)(m)		600,000	444,624
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		400,000	405,667
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)		300,000	312,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	517,357
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)		500,000	511,014
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	402,287
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	613,416
5.094%, 10/16/29§		500,000	510,668
Royal Bank of Canada
4.900%, 1/12/28		300,000	305,463
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		500,000	521,354
(SOFR + 1.88%), 5.741%, 3/20/31(k)		400,000	412,868
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	639,206
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	301,450
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30(k)§		500,000	508,625
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	301,002
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		1,600,000	1,568,251
5.500%, 3/9/28§		300,000	308,935

			14,481,222

Capital Markets (3.5%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	610,562
CPPIB Capital, Inc.
4.300%, 6/2/34(m)	CAD	500,000	378,738
Goldman Sachs Bank USA
(SOFR + 0.75%), 4.930%, 5/21/27(k)		$500,000	500,446
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.727%, 4/25/30(k)		500,000	523,030
(SOFR + 1.21%), 5.049%, 7/23/30(k)		500,000	512,122
(SOFR + 1.14%), 4.692%, 10/23/30(k)		500,000	505,427
HAT Holdings I LLC
3.375%, 6/15/26§		86,000	85,110
8.000%, 6/15/27§		216,000	224,798
Lazard Group LLC
4.500%, 9/19/28		700,000	703,385
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	510,376
Morgan Stanley
(SOFR + 1.02%), 5.219%, 4/13/28(k)		500,000	501,432
(SOFR + 1.01%), 5.652%, 4/13/28(k)		500,000	510,962
(SOFR + 1.26%), 5.656%, 4/18/30(k)		500,000	522,258
(SOFR + 1.10%), 4.654%, 10/18/30(k)		500,000	505,022
Stifel Financial Corp.
4.000%, 5/15/30		900,000	880,270
UBS Group AG
4.125%, 4/15/26§		600,000	599,233
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	501,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	200,635
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	296,352

			9,071,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.5%)
Ally Financial, Inc.
2.200%, 11/2/28		$1,500,000	$1,392,737

Financial Services (0.9%)
BNG Bank NV
4.750%, 2/1/30§		600,000	621,576
Global Payments, Inc.
2.900%, 5/15/30		700,000	647,705
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31		500,000	512,666
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		500,000	511,060

			2,293,007

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		700,000	676,157
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,053,079

			1,729,236

Total Financials			28,968,146

Health Care (0.2%)
Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.375%, 12/15/28§		600,000	597,378

Total Health Care			597,378

Industrials (0.5%)
Machinery (0.1%)
Weir Group, Inc.
5.350%, 5/6/30§		300,000	308,090

Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	707,611
5.875%, 9/14/33§		300,000	318,668

			1,026,279

Total Industrials			1,334,369

Information Technology (1.2%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		115,000	99,485
3.187%, 11/15/36§		46,000	39,298
NXP BV
5.350%, 3/1/26		500,000	500,710
5.000%, 1/15/33		1,400,000	1,416,800

			2,056,293

Software (0.4%)
Oracle Corp.
4.450%, 9/26/30		600,000	598,631
VMware LLC
4.700%, 5/15/30		500,000	506,307

			1,104,938

Total Information Technology			3,161,231

Materials (0.4%)
Containers & Packaging (0.4%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30		600,000	617,761
Smurfit Westrock Financing DAC
5.418%, 1/15/35		400,000	411,267

Total Materials			1,029,028

Real Estate (4.0%)
Diversified REITs (0.5%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,209,689

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	197,946

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	266,612

Industrial REITs (0.4%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	492,831
Prologis LP (REIT)
4.200%, 2/15/33	CAD	700,000	513,825

			1,006,656

Office REITs (0.9%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		$800,000	790,801
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	98,768
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,700,000	1,411,995

			2,301,564

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	429,421

Residential REITs (0.3%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	376,183
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	436,441

			812,624

Specialized REITs (1.6%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	353,847
EPR Properties (REIT)
3.600%, 11/15/31		800,000	738,333
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	939,862
2.500%, 5/15/31		800,000	721,648
3.900%, 4/15/32		1,200,000	1,149,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		$234,000	$234,437

			4,138,123

Total Real Estate			10,362,635

Utilities (6.9%)
Electric Utilities (4.9%)
Ameren Missouri Securitization Funding I LLC
Series A-1
4.850%, 10/1/39		700,000	700,177
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	292,707
Edison International
6.250%, 3/15/30		350,000	363,659
Enel Finance International NV
2.125%, 7/12/28(e)§		2,300,000	2,170,943
Florida Power & Light Co.
5.050%, 4/1/28		100,000	102,605
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,984,262
Northern States Power Co.
2.600%, 6/1/51		872,000	539,171
4.500%, 6/1/52		700,000	605,963
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	590,245
Pacific Gas and Electric Co.
5.050%, 10/15/32		$500,000	494,050
6.700%, 4/1/53		1,100,000	1,180,723
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,385,361
RWE Finance US LLC
5.125%, 9/18/35§		600,000	592,043
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		360,483	357,329
Southern California Edison Co.
5.250%, 3/15/30		500,000	510,249
4.650%, 10/1/43		50,000	42,229
Series C
4.125%, 3/1/48		100,000	76,236
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	303,916
5.375%, 3/30/34		400,000	413,937

			12,705,805

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,388,067
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	549,720

			1,937,787

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	493,625
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	933,727
5.300%, 8/15/34§		1,200,000	1,225,294
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	512,749

			3,165,395

Total Utilities			17,808,987

Total Corporate Bonds			72,085,050

Foreign Government Securities (5.2%)
Bonos de la Tesoreria
7.300%, 8/12/33(m)	PEN	2,400,000	771,042
6.850%, 8/12/35(m)		400,000	121,772
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	1,000,000	580,801
Japan Government Bond
2.000%, 12/20/44	JPY	120,000,000	742,925
2.400%, 3/20/45		67,100,000	441,491
2.300%, 12/20/54		90,000,000	518,412
2.400%, 3/20/55		97,000,000	570,694
2.800%, 6/20/55		60,000,000	383,944
2.200%, 3/20/64		52,000,000	269,131
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	588,045
Province of British Columbia
4.150%, 6/18/34	CAD	200,000	149,887
Province of Ontario
3.800%, 12/2/34		400,000	291,019
Province of Quebec
4.450%, 9/1/34		1,500,000	1,147,712
Republic of Chile
4.850%, 1/22/29		$900,000	919,350
Republic of Peru
6.950%, 8/12/31(m)	PEN	321,000	102,294
6.950%, 8/12/31§		81,000	25,812
6.150%, 8/12/32§		4,400,000	1,342,563
Republic of Philippines
5.500%, 1/17/48		$600,000	613,125
Republic of South Africa
7.000%, 2/28/31	ZAR	6,500,000	356,964
8.875%, 2/28/35		15,000,000	853,307
6.250%, 3/31/36		1,200,000	55,065
9.000%, 1/31/40		1,510,000	80,083
8.750%, 1/31/44		260,000	13,102
8.750%, 2/28/48		1,200,000	60,047
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	684,882
State of Kuwait
4.016%, 10/9/28§		$200,000	200,000
4.652%, 10/9/35§		200,000	200,000
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	771,000	867,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
United Mexican States
4.490%, 5/25/32	EUR	500,000	$602,986

Total Foreign Government Securities			13,554,231

Mortgage-Backed Securities (42.9%)
FHLMC
4.500%, 4/1/29		$5,756	5,772
6.000%, 1/1/37		23,052	24,304
4.000%, 1/1/41		19,603	19,196
3.500%, 3/1/48		51,897	48,385
FHLMC UMBS
3.500%, 2/1/49		18,643	17,330
3.500%, 7/1/49		43,998	40,922
3.500%, 2/1/50		12,094	11,223
3.500%, 4/1/50		17,246	16,026
3.500%, 6/1/52		884,984	811,046
3.000%, 7/1/52		1,943,707	1,711,265
4.500%, 8/1/52		214,801	209,414
4.000%, 10/1/52		277,581	262,582
4.000%, 11/1/52		395,299	373,938
4.000%, 2/1/53		3,747,339	3,538,993
4.000%, 4/1/53		41,549	39,239
5.000%, 6/1/53		5,095,929	5,076,273
5.000%, 7/1/53		4,830,446	4,808,795
4.500%, 8/1/53		1,664,132	1,619,488
5.500%, 8/1/53		693,461	702,671
4.000%, 11/1/53		380,908	359,373
5.500%, 2/1/54		780,583	788,267
5.500%, 3/1/54		8,980,679	9,069,083
5.500%, 4/1/54		895,429	905,922
5.500%, 5/1/54		49,728	50,218
6.000%, 6/1/54		252,280	257,961
6.000%, 4/1/55		415,329	431,593
5.000%, 7/1/55		718,210	713,869
5.000%, 8/1/55		31,715	31,563
FNMA
6.618%, 5/1/38(l)		66,457	68,410
FNMA UMBS
4.500%, 1/1/34		7,675	7,698
5.500%, 4/1/34		13,484	13,927
5.500%, 5/1/34		28,375	29,307
2.500%, 2/1/35		292,348	283,514
5.500%, 3/1/38		17,828	18,539
5.000%, 8/1/39		19,978	20,352
4.500%, 12/1/41		6,032	6,039
4.500%, 7/1/44		27,177	27,139
3.500%, 2/1/48		8,044	7,490
3.500%, 11/1/48		9,626	8,951
4.500%, 7/1/52		8,745,798	8,533,038
4.000%, 7/1/53		915,130	864,250
4.500%, 7/1/53		920,165	895,767
5.000%, 7/1/53		603,301	604,338
5.500%, 10/1/53		30,716	31,124
5.500%, 11/1/53		64,604	65,300
5.500%, 12/1/53		876,010	885,126
5.500%, 2/1/54		42,089	42,504
6.000%, 2/1/54		806,735	825,406
5.500%, 3/1/54		39,002	39,386
5.500%, 6/1/54		663,717	672,173
6.000%, 7/1/54		1,684,282	1,722,212
5.000%, 1/1/55		39,996	39,754
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 10/25/55 TBA		7,100,000	6,238,016
4.500%, 10/25/55 TBA		400,000	388,125
3.500%, 11/25/55 TBA		11,200,000	10,235,313
4.000%, 11/25/55 TBA		7,650,000	7,210,424
5.500%, 11/25/55 TBA		21,400,000	21,567,187
6.000%, 11/25/55 TBA		5,930,000	6,056,708
GNMA
3.000%, 7/15/45		4,974	4,507
3.000%, 8/15/45		35,668	32,401
4.500%, 1/20/49		175,677	173,573
5.000%, 1/20/49		2,385	2,414
5.000%, 2/20/49		30,180	30,543
5.000%, 7/20/49		882,850	894,592
3.500%, 11/20/54		557,053	508,312
3.500%, 6/20/55		995,717	908,593
4.000%, 7/20/55		2,799,999	2,634,600
5.000%, 11/15/55 TBA		2,040,000	2,027,090
6.000%, 11/15/55 TBA		3,850,500	3,916,380

Total Mortgage-Backed Securities			110,485,233

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,227,502
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	790,358
University of Michigan
3.504%, 4/1/52		900,000	678,170

Total Municipal Bonds			2,696,030

Supranational (0.7%)
European Investment Bank
3.750%, 2/14/33		500,000	491,946
European Union
2.875%, 10/5/29(m)		1,000,000	1,193,559
2.500%, 12/4/31(m)		100,000	115,958
1.250%, 2/4/43(m)		100,000	81,127

Total Supranational			1,882,590

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bonds
1.375%, 11/15/40		11,000,000	7,170,849
2.250%, 5/15/41		800,000	592,427
2.375%, 2/15/42		300,000	222,096
3.250%, 5/15/42		3,300,000	2,769,872
3.875%, 2/15/43		2,800,000	2,539,396
3.875%, 5/15/43		600,000	543,190
3.375%, 5/15/44		900,000	750,181
4.625%, 5/15/44		100,000	99,205
3.125%, 8/15/44		1,800,000	1,439,962
2.875%, 8/15/45		600,000	455,256
4.875%, 8/15/45(z)		3,375,000	3,447,246
2.750%, 8/15/47		300,000	217,172
3.000%, 2/15/48		1,000,000	754,318
3.125%, 5/15/48		100,000	77,008
3.000%, 8/15/48		12,800,000	9,611,411
3.375%, 11/15/48		600,000	481,342
3.000%, 2/15/49		700,000	523,514
2.875%, 5/15/49		1,300,000	947,428
2.250%, 8/15/49		2,360,000	1,504,241
2.375%, 11/15/49		400,000	261,380
2.000%, 2/15/50		1,500,000	895,792
1.375%, 8/15/50		400,000	200,812
1.625%, 11/15/50		1,700,000	911,093
1.875%, 2/15/51		2,450,000	1,397,983
2.375%, 5/15/51		300,000	192,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 8/15/51		$2,075,000	$1,214,524
1.875%, 11/15/51		625,000	353,192
4.500%, 11/15/54		300,000	288,646
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,686,120	1,277,269
1.375%, 2/15/44 TIPS		138,612	118,266
0.750%, 2/15/45 TIPS		685,930	509,874
1.000%, 2/15/46 TIPS		136,339	104,809
0.875%, 2/15/47 TIPS		401,481	295,654
1.000%, 2/15/49 TIPS		128,379	94,441
0.250%, 2/15/50 TIPS		125,653	74,024
0.125%, 2/15/51 TIPS		1,364,891	754,308
0.125%, 2/15/52 TIPS		464,192	250,805
1.500%, 2/15/53 TIPS		760,739	607,319
2.125%, 2/15/54 TIPS		1,263,120	1,163,650
2.375%, 2/15/55 TIPS		204,752	199,610
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS		271,914	271,174
1.250%, 4/15/28 TIPS(t)		861,608	864,719
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	148,111
0.000%, 5/15/41 STRIPS		100,000	47,425
0.000%, 8/15/41 STRIPS		300,000	139,852

Total U.S. Treasury Obligations			46,783,732

Total Long-Term Debt Securities (116.6%) (Cost $312,784,772)			300,524,580

SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
Crown Castle, Inc.
4.62%, 10/7/25(n)(p)§		600,000	599,461
4.64%, 10/21/25(n)(p)§		683,000	681,156
4.65%, 10/23/25(n)(p)§		855,000	852,467
Glencore Funding LLC
4.34%, 10/16/25(n)(p)§		250,000	249,518
Oracle Corp.
4.26%, 11/19/25(n)(p)§		600,000	596,472

Total Commercial Paper			2,979,074

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 4/1/26(p)	BRL	1,800,000	315,855

U.S. Treasury Obligations (4.2%)
U.S. Treasury Bills
2.00%, 10/2/25(p)		$500,000	499,944
3.47%, 10/7/25(p)		1,400,000	1,399,057
3.75%, 10/14/25(p)		1,300,000	1,298,107
3.86%, 10/21/25(p)		100,000	99,776
3.92%, 10/30/25(p)		200,000	199,349
3.93%, 11/18/25(p)		3,700,000	3,680,328
3.82%, 12/11/25(p)(t)		1,000,000	992,412
3.84%, 12/26/25(p)		2,700,000	2,675,152

Total U.S. Treasury Obligations			10,844,125

Total Short-Term Investments (5.5%)
(Cost $14,136,162)			14,139,054

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange USD/SEK 11/26/2025 at USD 10.20, American Style Notional Amount: USD 524,000 Counterparty: Barclays Bank plc*		524,000	247
Foreign Exchange USD/SEK 10/14/2025 at USD 10.13, American Style Notional Amount: USD 116,000 Counterparty: Morgan Stanley*		116,000	1

			248

Put Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange AUD/USD 10/14/2025 at AUD 0.62, American Style Notional Amount: AUD 188,000 Counterparty: Barclays Bank plc*		188,000	2
Foreign Exchange AUD/USD 10/10/2025 at AUD 0.62, American Style Notional Amount: AUD 693,000 Counterparty: HSBC Bank plc*		693,000	1
Foreign Exchange AUD/USD 10/08/2025 at AUD 0.63, American Style Notional Amount: AUD 646,000 Counterparty: Goldman Sachs Bank USA*		646,000	1
Foreign Exchange EUR/USD 11/26/2025 at EUR 1.12, American Style Notional Amount: EUR 245,000 Counterparty: Bank of America*		245,000	108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Contracts	Value (Note 1)
Foreign Exchange EUR/USD 11/24/2025 at EUR 1.11, American Style Notional Amount: EUR 1,400,000 Counterparty: Morgan Stanley*	1,400,000	$437
Foreign Exchange EUR/USD 10/14/2025 at EUR 1.13, American Style Notional Amount: EUR 1,303,000 Counterparty: Goldman Sachs Bank USA*	1,303,000	45
Foreign Exchange EUR/USD 10/10/2025 at EUR 1.13, American Style Notional Amount: EUR 1,315,000 Counterparty: Barclays Bank plc*	1,315,000	32
Foreign Exchange EUR/USD 10/08/2025 at EUR 1.15, American Style Notional Amount: EUR 1,276,000 Counterparty: Morgan Stanley*	1,276,000	97
Foreign Exchange EUR/USD 12/17/2025 at EUR 1.10, European Style Notional Amount: EUR 62,000 Counterparty: Goldman Sachs Bank USA*	62,000	1,262
Foreign Exchange EUR/USD 12/23/2025 at EUR 1.10, European Style Notional Amount: EUR 68,000 Counterparty: HSBC Bank plc*	68,000	1,350

		3,335

Total Options Purchased (0.0%)† (Cost $49,012)		3,583

Total Investments in Securities (122.1%) (Cost $326,969,946)		314,667,217
Other Assets Less Liabilities (-22.1%)		(56,908,143)

Net Assets (100%)		$257,759,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $61,519,580 or 23.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $7,365,430 or 2.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,165,766.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ACES — Alternative Credit Enhancement Securities

ARM — Adjustable Rate Mortgage

ASX — Australian Securities Exchange

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate of Deposit

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

REPO_CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

ESTR — Euro Short-Term Rate

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

TRY — Turkish Lira

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	12	12/2025	AUD	900,057	(2,599)
Canada 10 Year Bond	26	12/2025	CAD	2,287,821	47,680
Long Gilt	23	12/2025	GBP	2,809,926	13,603
U.S. Treasury 2 Year Note	5	12/2025	USD	1,041,992	1,010
U.S. Treasury 5 Year Note	228	12/2025	USD	24,896,531	26,443
U.S. Treasury 10 Year Note	244	12/2025	USD	27,450,000	121,680

					207,817

Short Contracts
Euro-Bund	(14)	12/2025	EUR	(2,113,267)	(12,426)
U.S. Treasury 10 Year Ultra Note	(25)	12/2025	USD	(2,876,953)	(27,769)
U.S. Treasury Long Bond	(5)	12/2025	USD	(582,969)	(13,288)

					(53,483)

					154,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	6,032,750	USD	141,964	Barclays Bank plc	10/1/2025	3,134
BRL	6,710,318	USD	1,197,272	Goldman Sachs Bank USA**	10/2/2025	63,533
CAD	4,110,625	USD	2,949,433	Citibank NA	10/2/2025	4,239
JPY	76,211,508	USD	508,823	Bank of America	10/2/2025	6,520
JPY	103,370,486	USD	692,414	Morgan Stanley	10/2/2025	6,578
USD	2,974,332	CAD	4,110,330	JPMorgan Chase Bank	10/2/2025	20,872
USD	542,571	EUR	461,000	Citibank NA	10/2/2025	1,334
USD	488,644	GBP	362,000	Morgan Stanley	10/2/2025	1,790
USD	991,453	JPY	145,466,678	Bank of America	10/2/2025	7,806
USD	705,759	JPY	103,423,361	HSBC Bank plc	10/2/2025	6,409
USD	640,121	JPY	94,455,486	Morgan Stanley	10/2/2025	1,412
TRY	6,214,995	USD	146,046	Barclays Bank plc	10/3/2025	3,323
TRY	293,973	USD	6,861	Barclays Bank plc	10/10/2025	166
TRY	581,905	USD	13,536	Barclays Bank plc	10/14/2025	324
CNY	16,562	USD	2,325	HSBC Bank plc**	10/16/2025	4
USD	2,535	CNY	18,000	Citibank NA**	10/16/2025	4
USD	9,748	CNY	69,287	Goldman Sachs Bank USA**	10/16/2025	5
USD	4,614	CNY	32,795	HSBC Bank plc**	10/16/2025	3
MXN	2,377,181	USD	125,565	Citibank NA	10/20/2025	3,980
TRY	148,255	USD	3,430	Barclays Bank plc	10/20/2025	82
TWD	661,672	USD	21,697	Citibank NA**	10/20/2025	45
USD	57,226	TWD	1,705,115	Barclays Bank plc**	10/20/2025	1,197
USD	296,919	TWD	8,801,593	Citibank NA**	10/20/2025	7,704
ZAR	2,778,535	USD	157,518	Barclays Bank plc	10/20/2025	3,161
ZAR	626,436	USD	35,414	JPMorgan Chase Bank	10/20/2025	811
TRY	596,619	USD	13,722	Barclays Bank plc	10/27/2025	321
TRY	18,263,902	USD	422,453	Barclays Bank plc	10/30/2025	6,241
TRY	8,461,992	USD	194,972	Barclays Bank plc	11/3/2025	2,984
USD	1	JPY	178	Citibank NA	11/4/2025	—
TRY	1,693,342	USD	38,976	Barclays Bank plc	11/6/2025	548
TRY	3,690,185	USD	84,686	Barclays Bank plc	11/7/2025	1,379
TRY	36,947,690	USD	846,891	Barclays Bank plc	11/10/2025	12,866
TRY	9,102,023	USD	209,066	Goldman Sachs Bank USA	11/19/2025	1,284
TRY	9,600,644	USD	220,454	Barclays Bank plc	11/20/2025	1,250
USD	107,853	ZAR	1,869,000	Bank of America	11/20/2025	12
USD	79,755	ZAR	1,382,000	Goldman Sachs Bank USA	11/20/2025	14
TRY	3,052,623	USD	70,046	Barclays Bank plc	11/25/2025	176
BRL	5,505,569	USD	1,016,557	Goldman Sachs Bank USA**	12/2/2025	2,898
TRY	7,942,320	USD	181,092	Barclays Bank plc	12/3/2025	459
TRY	3,180,579	USD	72,290	Barclays Bank plc	12/8/2025	102
TRY	3,202,237	USD	72,742	Barclays Bank plc	12/10/2025	18
USD	21,644	TWD	652,632	Citibank NA**	12/15/2025	112
USD	35,082	TWD	1,050,074	Morgan Stanley**	12/15/2025	437
MXN	2,385,000	USD	123,195	Goldman Sachs Bank USA	12/17/2025	5,966
MXN	14,064,577	USD	755,023	JPMorgan Chase Bank	12/17/2025	6,652
USD	107,978	BRL	600,000	Goldman Sachs Bank USA**	4/2/2026	99

Total unrealized appreciation						188,254

BRL	600,000	USD	112,803	Goldman Sachs Bank USA**	10/2/2025	(69)
USD	1,063,001	AUD	1,626,000	Citibank NA	10/2/2025	(12,923)
USD	1,311,297	BRL	7,228,413	Goldman Sachs Bank USA**	10/2/2025	(46,853)
USD	43,809	DKK	280,514	Citibank NA	10/2/2025	(311)
USD	6,917,763	EUR	5,914,968	JPMorgan Chase Bank	10/2/2025	(26,704)
USD	3,950,713	GBP	2,938,270	Barclays Bank plc	10/2/2025	(967)
USD	4,653	CNY	33,110	Morgan Stanley**	10/16/2025	(3)
USD	93,845	PEN	328,054	Citibank NA**	10/16/2025	(602)
USD	129,133	PEN	451,302	Citibank NA**	10/17/2025	(795)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	27,078	PEN	94,838	JPMorgan Chase Bank**	10/17/2025	(225)
TWD	656,463	USD	21,644	Citibank NA**	10/20/2025	(73)
TWD	1,056,950	USD	35,082	Morgan Stanley**	10/20/2025	(351)
USD	26,106	PEN	91,071	Bank of America**	10/20/2025	(111)
USD	35,704	PEN	124,438	Citibank NA**	10/20/2025	(118)
USD	64,986	ZAR	1,130,000	Bank of America	10/20/2025	(360)
USD	96,622	PEN	337,211	Citibank NA**	10/22/2025	(447)
USD	32,170	PEN	112,441	Citibank NA**	10/23/2025	(196)
USD	140,250	PEN	520,846	Citibank NA**	10/27/2025	(9,660)
USD	1,074,867	AUD	1,626,000	Barclays Bank plc	11/4/2025	(1,588)
USD	2,949,433	CAD	4,104,122	Citibank NA	11/4/2025	(4,613)
USD	44,062	DKK	279,887	JPMorgan Chase Bank	11/4/2025	(66)
USD	7,489,613	EUR	6,375,968	Barclays Bank plc	11/4/2025	(11,856)
USD	4,438,972	GBP	3,300,270	JPMorgan Chase Bank	11/4/2025	(336)
USD	508,823	JPY	75,947,633	Bank of America	11/4/2025	(6,660)
USD	1,097,767	JPY	162,340,999	HSBC Bank plc	11/4/2025	(4,097)
USD	697,742	JPY	103,798,300	Morgan Stanley	11/4/2025	(6,772)
USD	408,097	PEN	1,493,309	Citibank NA**	11/17/2025	(21,473)
USD	2,325	CNY	16,523	HSBC Bank plc**	11/19/2025	(3)
USD	400,631	ZAR	6,977,000	Bank of America	11/20/2025	(1,940)
USD	91,341	ZAR	1,586,000	Citibank NA	11/20/2025	(170)
USD	145,179	ZAR	2,529,000	Morgan Stanley	11/20/2025	(743)
USD	21,697	TWD	657,766	Citibank NA**	12/15/2025	(5)
USD	125,187	PEN	437,315	Citibank NA**	12/22/2025	(496)
USD	210,713	BRL	1,200,000	Goldman Sachs Bank USA**	4/2/2026	(5,044)
USD	863,961	PEN	3,080,712	Citibank NA**	5/26/2026	(17,077)

Total unrealized depreciation						(183,707)

Net unrealized appreciation						4,547

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Written Call Swaption Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
10 Years, October 2025 @2.55% v.6 Month EURIBOR	Barclays Bank plc	200,000	EUR (200,000)	EUR 2.55	10/17/2025	(128)
10 Years, October 2025 @2.55% v.6 Month EURIBOR	Morgan Stanley	200,000	EUR (200,000)	EUR 2.55	10/6/2025	(12)
10 Years, October 2025 @3.33% v.1 Day SOFR	Bank of America	400,000	USD (400,000)	USD 3.33	10/14/2025	(53)
10 Years, October 2025 @3.38% v.1 Day SOFR	Bank of America	500,000	USD (500,000)	USD 3.38	10/14/2025	(121)
10 Years, October 2025 @3.39% v.1 Day SOFR	Citibank NA	500,000	USD (500,000)	USD 3.39	10/10/2025	(105)
10 Years, October 2025 @3.40% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD (300,000)	USD 3.40	10/6/2025	(11)
10 Years, October 2025 @3.55% v.1 Day SOFR	Goldman Sachs Bank USA	400,000	USD (400,000)	USD 3.55	10/27/2025	(1,392)
10 Years, October 2025 @3.58% v.1 Day SOFR	Bank of America	400,000	USD (400,000)	USD 3.58	10/2/2025	(146)

						(1,968)

Written Put Swaption Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, October 2025 @2.75% v.6 Month EURIBOR	Barclays Bank plc	200,000	EUR	(200,000)	EUR	2.75	10/17/2025	(434)
10 Years, October 2025 @2.79% v.6 Month EURIBOR	Morgan Stanley	200,000	EUR	(200,000)	EUR	2.79	10/6/2025	(37)
10 Years, October 2025 @3.63% v.1 Day SOFR	Bank of America	400,000	USD	(400,000)	USD	3.63	10/14/2025	(2,445)
10 Years, October 2025 @3.68% v.1 Day SOFR	Bank of America	500,000	USD	(500,000)	USD	3.68	10/14/2025	(1,970)
10 Years, October 2025 @3.69% v.1 Day SOFR	Citibank NA	500,000	USD	(500,000)	USD	3.69	10/10/2025	(1,673)
10 Years, October 2025 @3.70% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	3.70	10/6/2025	(538)
10 Years, October 2025 @3.85% v.1 Day SOFR	Goldman Sachs Bank USA	400,000	USD	(400,000)	USD	3.85	10/27/2025	(680)

								(7,777)

Total Written Swaption Contracts (Premiums Received ($15,019))								(9,745)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.39	USD	1,600,000	(18,485)	30,541	12,056
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.39	USD	1,300,000	(14,391)	24,186	9,795
iTraxx Europe Crossover Index Series 42-V3	5.00	Quarterly	JPMorgan Chase Bank	12/20/2029	0.51	EUR	500,000	106,196	(6,103)	100,093

								73,320	48,624	121,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.39	USD	200,000	1,653	1,568	3,221
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.43	USD	100,000	844	922	1,766
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.51	USD	300,000	4,523	1,276	5,799
CDX North American Investment Grade Index Series 45-V1	1.00	Quarterly	12/20/2030	0.52	USD	100,000	2,265	24	2,289
CDX North American Investment Grade Index Series 45-V1	1.00	Quarterly	12/20/2030	0.52	USD	200,000	4,500	77	4,577
CDX North American Investment Grade Index Series 45-V1	1.00	Quarterly	12/20/2030	0.52	USD	400,000	8,992	162	9,154
CDX North American Investment Grade Index Series 45-V1	1.00	Quarterly	12/20/2030	0.52	USD	500,000	11,331	111	11,442
CDX North American Investment Grade Index Series 45-V1	1.00	Quarterly	12/20/2030	0.52	USD	8,900,000	197,649	6,018	203,667

Total Centrally Cleared Credit default swap contracts outstanding							231,757	10,158	241,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	10,890	12,023	22,913
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(6,610)	9,021	2,411
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,769	7,769	11,538
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(4,857)	7,268	2,411
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	80,000	—	874	874
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(3,837)	6,248	2,411
6 month BBR Semi- Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,415	7,469	13,884
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	300	1,142	1,442
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	1,902	5,309	7,211
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(6,758)	9,169	2,411
1 day CDI At Termination	13.02 at termination	Receive	1/2/2029	BRL	6,161,055	—	7,168	7,168
1 day CDI At Termination	13.40 at termination	Pay	1/2/2029	BRL	4,402,984	(153)	3,970	3,817
1 day CDI At Termination	13.00 at termination	Receive	1/2/2029	BRL	1,525,195	—	1,902	1,902
1 day CDI At Termination	13.35 at termination	Pay	1/2/2029	BRL	444,505	—	81	81
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(1)	9,389	9,388
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	1,510	1,510
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,393	10,500	15,893
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,767	9,126	15,893
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,182	18,603	31,785
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,248	10,645	15,893
1 day SOFR Annual	3.76 annually	Receive	12/17/2054	USD	300,000	—	10,815	10,815
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	411,760	(24,288)	387,472
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(40,184)	40,787	603
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	202,772	97,476	300,248
1 day SOFR Annual	3.55 annually	Receive	9/17/2035	USD	200,000	—	1,759	1,759
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,473)	5,555	82
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,682	17,157	23,839
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,777	5,169	7,946
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,225	110,001	126,226
1 day SOFR Annual	3.25 annually	Receive	6/18/2055	USD	200,000	18,776	6,007	24,783
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,727	21,058	31,785
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,027	9,866	15,893
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(39,367)	39,970	603
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,473)	5,555	82
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	38,791	80,404	119,195
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	46	3,368	3,414
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	145	7,536	7,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.64 annually	Receive	2/15/2055	USD	200,000	—	11,153	11,153
1 day SOFR Annual	3.65 annually	Receive	2/15/2055	USD	100,000	—	5,341	5,341
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	564	564
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	20,000,000	(3,794)	3,847	53
1 day SOFR Annual	3.81 annually	Receive	2/15/2055	USD	100,000	—	2,627	2,627
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	1,573	1,573
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,947	7,946	15,893
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,875	8,018	15,893
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,751	11,142	15,893
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,071	16,768	23,839
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,611,161	458,582	2,069,743
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	1,119	1,119
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	107,438	(4,238)	103,200

						2,398,330	1,101,823	3,500,153

6 month EURIBOR Semi-Annual	2.35 annually	Receive	4/29/2030	EUR	200,000	—	(72)	(72)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	679,000	(11,534)	(1,308)	(12,842)
6 month BBR Semi- Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(883)	(10,743)	(11,626)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	800,000	(11,510)	(3,620)	(15,130)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(59,505)	1,239	(58,266)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	800,000	(11,173)	(3,957)	(15,130)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	1,000	(15)	(4)	(19)
1 day CDI At Termination	14.01 at termination	Pay	1/4/2027	BRL	483,738	—	(289)	(289)
1 day CDI At Termination	13.32 at termination	Pay	1/2/2029	BRL	317,531	—	(19)	(19)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(114,488)	(114,488)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	2,542,573	—	(629)	(629)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	6,128,216	—	(5,173)	(5,173)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	1,370,785	66	(1,223)	(1,157)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	699,208	(53)	(120)	(173)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	806,363	—	(684)	(684)
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	(3,947)	(3,947)
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	400,000	(1,982)	(196)	(2,178)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(4,253)	(5,562)	(9,815)
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	(8,487)	(8,487)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(4,361)	(4,361)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(31,425)	(35,315)	(66,740)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(6,612)	(5,166)	(11,778)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	248,000	(4,254)	2,695	(1,559)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	139,000	(2,533)	1,659	(874)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(7,398)	(10,268)	(17,666)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	191,000	359	(3,489)	(3,130)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	271,000	(1,461)	(242)	(1,703)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	248,000	(4,331)	2,773	(1,558)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(25,008)	(25,008)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	694	(3,589)	(2,895)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	312	(1,760)	(1,448)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	368	(3,334)	(2,966)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(4,361)	(4,361)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(607)	(1,359)	(1,966)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(623)	(1,343)	(1,966)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	656	(3,622)	(2,966)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	(9,814)	(9,814)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	(11,148)	(11,148)
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	(14,838)	(14,838)
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	—	(3,919)	(3,919)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	(2,790)	(2,790)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(40)	(1,926)	(1,966)
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	(1,750)	(1,750)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(178)	(1,788)	(1,966)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(657)	(1,309)	(1,966)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(380)	(1,586)	(1,966)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	140,000	(122)	(2,172)	(2,294)
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	(8,431)	(8,431)
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	(4,857)	(4,857)
1 day SOFR Annual	3.70 annually	Receive	5/15/2035	USD	227,000	(297)	(1,130)	(1,427)
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	400,000	(1,981)	(197)	(2,178)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	196	(1,415)	(1,219)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(197)	(2,241)	(2,438)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	101	(1,320)	(1,219)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(9)	(1,210)	(1,219)
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	(14,560)	(14,560)
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	218,955	(285,933)	(66,978)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	(3,611)	(3,611)

						57,694	(633,317)	(575,623)

Total Centrally Cleared Interest rate swap contracts outstanding						2,456,024	468,506	2,924,530

(1)	Value of floating rate index at September 30, 2025 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.17%
1 day ESTR EUR	1.92%
1 day REPO_CORRA CAD	1.15%
1 day SOFR USD	4.24%
1 day SONIA GBP	3.97%
1 day TONAR JPY	0.47%
6 month BBR AUD	3.75%
6 month EURIBOR EUR	2.10%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$29,081,022	$—	$29,081,022
Centrally Cleared Credit Default Swaps	—	10,158	—	10,158
Centrally Cleared Interest Rate Swaps	—	1,138,715	—	1,138,715
Collateralized Mortgage Obligations	—	9,216,985	—	9,216,985
Commercial Mortgage-Backed Securities	—	14,739,707	—	14,739,707
Corporate Bonds
Communication Services	—	944,793	—	944,793
Consumer Discretionary	—	5,528,555	—	5,528,555
Consumer Staples	—	1,469,571	—	1,469,571
Energy	—	880,357	—	880,357
Financials	—	28,968,146	—	28,968,146
Health Care	—	597,378	—	597,378
Industrials	—	1,334,369	—	1,334,369
Information Technology	—	3,161,231	—	3,161,231
Materials	—	1,029,028	—	1,029,028
Real Estate	—	10,362,635	—	10,362,635
Utilities	—	17,808,987	—	17,808,987
Foreign Government Securities	—	13,554,231	—	13,554,231
Forward Currency Contracts	—	188,254	—	188,254
Futures	210,416	—	—	210,416
Mortgage-Backed Securities	—	110,485,233	—	110,485,233
Municipal Bonds	—	2,696,030	—	2,696,030
Options Purchased
Call Options Purchased	—	248	—	248
Put Options Purchased	—	3,335	—	3,335
OTC Credit Default Swaps	—	54,727	—	54,727
Short-Term Investments
Commercial Paper	—	2,979,074	—	2,979,074
Foreign Government Treasury Bills	—	315,855	—	315,855
U.S. Treasury Obligations	—	10,844,125	—	10,844,125
Supranational	—	1,882,590	—	1,882,590
U.S. Treasury Obligations	—	46,783,732	—	46,783,732

Total Assets	$210,416	$316,059,071	$—	$316,269,487

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(670,209)	$—	$(670,209)
Forward Currency Contracts	—	(183,707)	—	(183,707)
Futures	(56,082)	—	—	(56,082)
OTC Credit Default Swaps	—	(6,103)	—	(6,103)
Swaptions Written	—	(9,745)	—	(9,745)

Total Liabilities	$(56,082)	$(869,764)	$—	$(925,846)

Total	$154,334	$315,189,307	$—	$315,343,641

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,030,924
Aggregate gross unrealized depreciation	(24,352,124)

Net unrealized depreciation	$(19,321,200)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$337,425,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (23.8%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2
5.519%, 10/23/34(l)§	$1,800,000	$1,802,250
Allegro CLO XI Ltd.,
Series 2019-2A A1AR
5.575%, 1/19/33(l)§	2,593,633	2,595,555
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR
5.375%, 10/20/34(l)§	1,200,000	1,200,556
Apidos CLO XXXV,
Series 2021-35A A
5.637%, 4/20/34(l)§	500,000	500,451
Ares LIX CLO Ltd.,
Series 2021-59A A
5.610%, 4/25/34(l)§	3,200,000	3,202,653
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
5.464%, 10/28/34(l)§	3,200,000	3,200,000
ARI Fleet Lease Trust,
Series 2024-B A2
5.540%, 4/15/33§	931,845	939,755
Series 2025-B A2
4.590%, 3/15/34§	1,000,000	1,006,988
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR
5.385%, 10/20/34(l)§	350,000	348,478
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
5.355%, 10/21/34(l)§	500,000	500,400
Series 2020-2A ARR
5.565%, 7/19/34(l)§	3,200,000	3,203,174
BofA Auto Trust,
Series 2025-1A A2B
4.939%, 11/22/27(l)§	2,852,735	2,854,816
Capital One Prime Auto Receivables Trust,
Series 2023-2 A3
5.820%, 6/15/28	1,942,184	1,967,702
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR
5.545%, 7/20/32(l)§	1,548,096	1,548,096
CarMax Auto Owner Trust,
Series 2022-2 A3
3.490%, 2/16/27	261,407	261,274
Series 2024-1 A2A
5.300%, 3/15/27	60,352	60,383
Series 2024-2 A2A
5.650%, 5/17/27	383,931	384,583
Series 2025-2 A2A
4.590%, 7/17/28	6,000,000	6,026,341
Series 2025-3 A2B
4.742%, 8/15/28(l)	2,000,000	2,000,222
CarVal CLO I Ltd.,
Series 2018-1A AR
5.548%, 7/16/31(l)§	2,724,785	2,726,981
CarVal CLO III Ltd.,
Series 2019-2A AR2
5.315%, 7/20/32(l)§	2,308,955	2,309,703
Carvana Auto Receivables Trust,
Series 2024-P1 A2
5.500%, 8/10/27§	7,385	7,387
Series 2024-P4 A2
4.620%, 2/10/28	733,543	734,221
Chase Auto Owner Trust,
Series 2025-1A A2
4.400%, 7/25/28§	3,000,000	3,011,532
Chesapeake Funding II LLC,
Series 2024-1A A2
5.142%, 5/15/36(l)§	1,173,685	1,173,679
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6
5.035%, 5/14/29(l)	4,000,000	4,035,962
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.432%, 1/25/37(l)	27,732	20,168
Citizens Auto Receivables Trust,
Series 2023-1 A3
5.840%, 1/18/28§	773,078	778,692
Series 2024-2 A2B
4.912%, 11/16/26(l)§	116,778	116,796
CQS US CLO Ltd.,
Series 2021-1A AR
5.525%, 1/20/35(l)§	1,000,000	1,000,627
Dllad LLC,
Series 2024-1A A2
5.500%, 8/20/27§	1,052,222	1,057,624
Elevation CLO Ltd.,
Series 2018-3A A1R2
5.618%, 1/25/35(l)§	3,000,000	2,997,081
Enterprise Fleet Financing LLC,
Series 2024-3 A2
5.310%, 4/20/27§	303,295	304,956
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	4,440,191	4,419,726
Ford Credit Auto Lease Trust,
Series 2025-A A2B
4.782%, 8/15/27(l)	2,720,519	2,721,997
Ford Credit Auto Owner Trust,
Series 2024-B A2A
5.400%, 4/15/27	2,778,366	2,785,552
Series 2024-C A2A
4.320%, 8/15/27	3,689,041	3,691,734
GM Financial Automobile Leasing Trust,
Series 2024-3 A2A
4.290%, 1/20/27	1,965,717	1,966,502
Series 2025-2 A2A
4.550%, 7/20/27	3,000,000	3,010,202
Series 2025-3 A2B
4.739%, 10/20/27(l)	1,200,000	1,199,996
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4
4.880%, 8/16/28	1,000,000	1,006,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-4 A2A
4.530%, 10/18/27	$1,603,245	$1,604,998
GMF Floorplan Owner Revolving Trust,
Series 2023-1 A1
5.340%, 6/15/28§	4,000,000	4,034,168
GSAA Home Equity Trust,
Series 2007-6 A4
4.872%, 5/25/47(l)	66,313	43,546
Hertz Vehicle Financing III LLC,
Series 2023-1A A
5.490%, 6/25/27§	2,900,000	2,916,868
Hyundai Auto Lease Securitization Trust,
Series 2025-A A2B
4.772%, 6/15/27(l)§	3,567,199	3,568,244
Series 2025-C A2B
4.762%, 1/18/28(l)§	4,000,000	4,001,586
Hyundai Auto Receivables Trust,
Series 2024-C A2B
4.772%, 9/15/27(l)	1,870,197	1,871,202
Jamestown CLO XVI Ltd.,
Series 2021-16A AR
5.438%, 7/25/34(l)§	1,400,000	1,401,651
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.588%, 7/25/35(l)§	3,200,000	3,197,683
KKR CLO 41 Ltd.,
Series 2022-41A A1
5.648%, 4/15/35(l)§	1,800,000	1,801,724
LCM 31 Ltd.,
Series 31A AR
5.605%, 7/20/34(l)§	1,600,000	1,599,946
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B
4.872%, 5/15/28(l)§	1,297,833	1,299,129
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.318%, 10/15/34(l)§	700,000	700,560
Massachusetts Educational Financing Authority,
Series 2008-1 A1
5.552%, 4/25/38(l)	26,325	25,966
Master Credit Card Trust II,
Series 2024-1A A
5.131%, 1/21/28(l)§	5,000,000	5,007,888
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A
4.570%, 12/15/26	1,266,255	1,267,442
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	609,116	578,057
Series 2020-GA A
1.170%, 9/16/69§	501,904	468,530
Series 2020-IA A1B
5.265%, 4/15/69(l)§	1,974,420	1,964,017
Series 2021-FA A
1.110%, 2/18/70§	5,977,379	5,338,333
Navient Student Loan Trust,
Series 2017-5A A
5.271%, 7/26/66(l)§	1,594,040	1,597,036
Series 2023-BA A1B
6.072%, 3/15/72(l)§	752,806	759,169
Nelnet Student Loan Trust,
Series 2005-3 A5
4.759%, 12/24/35(l)	672,161	666,400
Series 2013-5A A
5.101%, 1/25/37(l)§	449,255	440,099
Series 2016-1A A
5.271%, 9/25/65(l)§	1,916,801	1,919,847
Series 2019-2A A
5.371%, 6/27/67(l)§	439,397	440,602
Series 2025-CA A1B
5.706%, 6/22/65(l)§	900,000	899,993
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR
5.228%, 6/15/31(l)§	2,142,078	2,139,894
Pagaya AI Debt Grantor Trust,
Series 2025-6 A1
4.248%, 9/15/26§	7,500,000	7,500,053
PenFed Auto Receivables Owner Trust,
Series 2025-A A3
4.030%, 7/15/30§	400,000	399,638
PHEAA Student Loan Trust,
Series 2016-2A A
5.421%, 11/25/65(l)§	763,741	763,741
Porsche Innovative Lease Owner Trust,
Series 2024-2A A2A
4.470%, 12/21/26§	752,444	753,022
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.518%, 1/15/33(l)§	3,714,362	3,720,806
Romark CLO V Ltd.,
Series 2021-5A AR
5.476%, 1/15/35(l)§	3,900,000	3,905,394
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,490,743
SBNA Auto Lease Trust,
Series 2024-C A2
4.940%, 11/20/26§	344,830	345,007
Sculptor CLO XXVII Ltd.,
Series 27A A1R
5.385%, 7/20/34(l)§	2,300,000	2,300,460
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	424,332	427,467
Silver Rock CLO II Ltd.,
Series 2021-2A AR
5.365%, 1/20/35(l)§	1,100,000	1,098,932
SLM Student Loan Trust,
Series 2010-1 A
4.871%, 3/25/25(h)(l)	925,060	899,670
Series 2012-3 A
5.121%, 12/27/38(l)	2,803,837	2,789,822
SMB Private Education Loan Trust,
Series 2020-PTA A2A
1.600%, 9/15/54§	630,381	592,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Consumer Loan Program Trust,
Series 2025-3 A
4.470%, 8/15/34§	$1,000,000	$1,002,606
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A2
4.310%, 5/22/28§	4,000,000	4,015,231
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR
5.509%, 4/18/33(l)§	754,568	754,581
Synchrony Card Issuance Trust,
Series 2025-A1 A
4.780%, 2/15/31	1,500,000	1,526,562
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§	1,304,754	1,314,155
THL Credit Wind River CLO Ltd.,
Series 2017-3A AR2
5.488%, 4/15/35(l)§	4,000,000	4,003,696
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B
4.762%, 8/16/27(l)	1,329,318	1,329,884
Series 2025-B A2B
4.912%, 3/15/28(l)	4,000,000	4,006,069
Toyota Lease Owner Trust,
Series 2025-A A2B
4.799%, 7/20/27(l)§	6,458,083	6,460,872
Trinitas CLO XVII Ltd.,
Series 2021-17A AR
5.310%, 10/20/34(l)§	3,500,000	3,501,291
Trinitas CLO XX Ltd.,
Series 2022-20A A1R
5.365%, 7/20/35(l)§	1,200,000	1,200,838
TSTAT Ltd.,
Series 2022-1A A1RR
5.475%, 7/20/37(l)§	318,587	318,617
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	152,315	155,174
Series 2008-20H 1
6.020%, 8/1/28	118,010	121,020
Verdelite Static CLO Ltd.,
Series 2024-1A A
5.455%, 7/20/32(l)§	1,663,569	1,662,788
Verizon Master Trust,
Series 2024-6 A1B
5.059%, 8/20/30(l)	4,000,000	4,019,690
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A
5.720%, 3/22/27	66,776	66,865
Voya CLO Ltd.,
Series 2019-2A AR
5.525%, 7/20/32(l)§	3,396,124	3,398,573
Wind River CLO Ltd.,
Series 2016-1KRA
A1R3
5.378%, 10/15/34(l)§	298,390	298,479
World Omni Auto Receivables Trust,
Series 2024-C A2A
4.780%, 1/18/28	324,391	324,897
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B
4.802%, 2/16/27(l)	554,693	554,900

Total Asset-Backed Securities		193,260,378

Collateralized Mortgage Obligations (18.7%)
Alternative Loan Trust,
Series 2005-61 2A1
4.832%, 12/25/35(l)	4,400	4,132
Series 2005-62 2A1
5.153%, 12/25/35(l)	17,487	15,032
Series 2006-OA22 A1
4.592%, 2/25/47(l)	82,862	81,601
Series 2007-OA7 A1A
4.632%, 5/25/47(l)	19,456	18,037
American Home Mortgage Assets Trust,
Series 2006-1 2A1
4.462%, 5/25/46(l)	996,459	882,270
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	389,057	352,015
BCAP LLC Trust,
Series 2006-AA2 A1
4.612%, 1/25/37(l)	112,277	104,816
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.838%, 9/25/35(l)	259,553	141,293
Bear Stearns ARM Trust,
Series 2003-3 3A2
6.643%, 5/25/33(l)	4,949	4,745
Series 2003-8 2A1
5.923%, 1/25/34(l)	459	440
Series 2003-8 4A1
6.513%, 1/25/34(l)	1,839	1,839
Series 2004-10 15A1
6.582%, 1/25/35(l)	6,351	6,317
Series 2004-10 21A1
5.824%, 1/25/35(l)	123,198	119,762
Series 2007-3 1A1
4.208%, 5/25/47(l)	468,069	420,713
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	53,455	24,355
Series 2005-3 1A2
4.852%, 4/25/35(l)	30,557	29,225
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
6.490%, 5/25/35(l)	571	577
Series 2005-11 A2A
6.480%, 10/25/35(l)	20,689	21,563
Series 2005-12 2A1
5.072%, 8/25/35(l)§	24,444	23,784
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
6.000%, 9/25/35(l)	1,164	1,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-6 A2
6.190%, 9/25/35(l)	$2,559	$2,543
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
5.063%, 3/25/32(l)§	167	161
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.372%, 10/25/36(l)	336	280
FHLMC,
Series 2142 Z
6.500%, 4/15/29	500	504
Series 2411 FJ
4.837%, 12/15/29(l)	148	147
Series 3222 FN
4.887%, 9/15/36(l)	5,260	5,220
Series 3241 FM
4.867%, 11/15/36(l)	3,115	3,089
Series 3245 NF
4.967%, 11/15/36(l)	100,698	100,037
Series 330 F4
4.810%, 10/15/37 STRIPS(l)	1,138,728	1,125,184
Series 343 F4
4.810%, 10/15/37 STRIPS(l)	340,641	336,181
Series 3807 FM
4.987%, 2/15/41(l)	120,087	119,446
Series 3850 FC
4.907%, 4/15/41(l)	103,017	102,216
Series 3898 TF
4.987%, 7/15/39(l)	9,200	9,121
Series 3927 FH
4.937%, 9/15/41(l)	119,421	118,409
Series 413 F25
5.506%, 5/25/54(l)	3,939,968	3,954,872
Series 4283 JF
4.887%, 12/15/43(l)	980,077	968,851
Series 4367 GF
4.810%, 3/15/37(l)	816,897	806,834
Series 4615 AF
4.810%, 10/15/38(l)	279,291	275,563
Series 4678 AF
4.860%, 12/15/42(l)	1,283,951	1,272,406
Series 4774 BF
4.787%, 2/15/48(l)	1,440,175	1,394,052
Series 4779 WF
4.810%, 7/15/44(l)	1,243,856	1,223,071
Series 4875 F
4.937%, 4/15/49(l)	858,139	836,551
Series 4906 WF
4.860%, 12/15/38(l)	617,218	609,338
Series 4913 FC
4.880%, 6/15/44(l)	1,015,105	1,003,047
Series 4948 E
2.500%, 10/25/48	345,580	318,624
Series 5115 EM
1.000%, 9/15/44	4,223,782	3,764,522
Series 5484 FA
5.556%, 12/25/54(l)	1,794,134	1,802,810
Series 5493 FK
5.506%, 1/25/55(l)	2,387,698	2,396,415
Series 5513 MF
5.296%, 11/25/54(l)	15,299,491	15,319,933
Series 5517 VF
5.306%, 3/25/55(l)	5,259,877	5,279,814
Series 5528 FA
5.226%, 4/25/55(l)	5,701,201	5,703,300
Series 5548 AF
5.356%, 6/25/55(l)	3,345,442	3,363,298
Series 5549 CF
5.356%, 10/25/52(l)	3,744,021	3,664,079
Series 5549 FA
5.606%, 6/25/55(l)	5,234,338	5,269,138
Series 5557 FM
5.456%, 7/25/55(l)	773,918	775,578
Series 5560 FB
5.356%, 6/25/55(l)	769,962	774,071
Series 5564 PF
5.556%, 8/25/55(l)	1,589,681	1,597,606
Series 5565 FA
5.506%, 8/25/55(l)	1,176,293	1,180,343
Series 5565 FB
5.306%, 8/25/55(l)	595,437	595,450
Series 5580 FP
5.306%, 9/25/55(l)	498,916	500,935
Series 5584 DF
5.250%, 10/25/55(l)	500,000	500,497
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	1,661	1,727
Series T-62 1A1
5.353%, 10/25/44(l)	80,783	74,154
Series T-63 1A1
5.353%, 2/25/45(l)	104,642	101,491
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
5.856%, 6/25/34(l)	11,090	11,093
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.002%, 8/25/35(l)	16,910	11,294
FNMA,
Series 2003-W8 3F2
4.821%, 5/25/42(l)	5,110	5,095
Series 2005-38 F
4.771%, 5/25/35(l)	7,783	7,722
Series 2006-118 A2
4.523%, 12/25/36(l)	33,228	32,654
Series 2006-5 3A2
6.373%, 5/25/35(l)	11,381	11,638
Series 2007-109 GF
5.151%, 12/25/37(l)	252,879	252,960
Series 2007-84 FN
4.971%, 8/25/37(l)	95,371	94,900
Series 2010-74 AF
5.011%, 7/25/37(l)	75,422	75,205
Series 2014-42 FA
4.860%, 7/25/44(l)	307,923	302,618
Series 2014-86 PA
2.000%, 12/25/44	148,158	131,763
Series 2015-64 KF
4.810%, 9/25/45(l)	954,436	938,835
Series 2016-11 AF
4.960%, 3/25/46(l)	1,030,374	1,024,908
Series 2016-84 DF
4.880%, 11/25/46(l)	286,640	281,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-97 CF
4.880%, 12/25/56(l)	$671,107	$658,395
Series 2017-108 AF
4.771%, 1/25/48(l)	655,421	645,353
Series 2019-41 FD
4.971%, 8/25/59(l)	635,991	624,169
Series 2019-53 FA
4.860%, 9/25/49(l)	1,188,891	1,162,945
Series 2019-60 WF
4.860%, 10/25/59(l)	590,598	585,134
Series 2019-9 FA
4.860%, 3/25/49(l)	210,556	208,908
Series 2020-22 FA
4.871%, 4/25/50(l)	2,775,811	2,689,025
Series 2024-103 FC
5.506%, 1/25/55(l)	3,683,007	3,696,867
Series 2024-38 FA
5.145%, 1/25/51(l)	2,884,218	2,889,245
Series 2024-90 FB
5.606%, 11/25/53(l)	2,645,835	2,660,722
Series 2024-95 KF
5.456%, 12/25/54(l)	1,422,052	1,421,593
Series 2025-12 EF
5.266%, 3/25/55(l)	468,902	468,666
Series 2025-12 FG
5.306%, 3/25/55(l)	727,185	729,889
Series 2025-16 FM
5.306%, 1/25/55(l)	455,455	456,487
Series 2025-18 FM
5.256%, 9/25/54(l)	7,495,688	7,503,278
Series 2025-4 FB
5.556%, 12/25/53(l)	916,989	921,456
Series 2025-40 FP
5.356%, 10/25/54(l)	2,332,937	2,345,406
Series 2025-54 FM
5.456%, 7/25/55(l)	475,047	476,056
Series 2025-6 FA
5.606%, 2/25/55(l)	854,413	859,592
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	994,482	863,953
GNMA,
Series 2012-H08 FC
5.036%, 4/20/62(l)	183,069	183,263
Series 2012-H12 FA
5.016%, 4/20/62(l)	222,228	222,424
Series 2012-H12 FB
5.516%, 2/20/62(l)	253,827	255,606
Series 2013-H13 FT
4.500%, 5/20/63(l)	67,658	67,495
Series 2015-H04 FA
5.116%, 12/20/64(l)	453,387	453,630
Series 2015-H32 FA
5.216%, 12/20/65(l)	999,441	1,001,103
Series 2016-H14 FA
5.266%, 6/20/66(l)	539,488	540,774
Series 2016-H17 FK
5.316%, 7/20/66(l)	171,409	171,951
Series 2016-H20 PT
7.183%, 9/20/66(l)	823,081	841,661
Series 2017-H07 FG
4.926%, 2/20/67(l)	1,118,461	1,117,938
Series 2017-H08 FM
5.174%, 3/20/67(l)	3,501,731	3,526,700
Series 2018-H18 FC
4.816%, 8/20/65(l)	255,235	254,692
Series 2019-54 KF
4.815%, 5/20/44(l)	957,837	939,351
Series 2019-90 F
4.700%, 7/20/49(l)	1,128,823	1,099,865
Series 2020-17 EU
2.500%, 10/20/49	185,994	166,436
Series 2020-63 PF
4.650%, 4/20/50(l)	4,072,075	3,944,298
Series 2021-122 FA
3.000%, 7/20/51(l)	9,655,954	8,383,288
Series 2021-H09 FG
5.889%, 6/20/71(l)	1,240,568	1,268,258
Series 2023-H26 DF
4.689%, 9/20/73(l)	2,899,434	2,884,577
Series 2024-13 FA
5.339%, 1/20/54(l)	133,374	133,957
Series 2025-100 FA
5.539%, 6/20/55(l)	494,822	496,597
Series 2025-118 FA
5.539%, 7/20/55(l)	496,360	497,877
Series 2025-89 PF
5.339%, 5/20/55(l)	493,919	496,169
Series 2025-98 GF
5.289%, 6/20/55(l)	2,577,016	2,584,804
Series 2025-H20 FA
4.961%, 9/20/75(l)(r)	300,000	299,813
Series 2025-H22 F
4.922%, 10/20/75(l)(r)	300,000	300,000
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.812%, 11/25/45(l)	5,574	5,290
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	3,220,978	3,026,122
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	1,811,374	1,678,905
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.191%, 9/25/35(l)	5,139	4,949
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
4.688%, 5/19/35(l)	3,776	3,646
Series 2006-1 2A1A
4.728%, 3/19/36(l)	31,477	29,100
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.580%, 12/25/34(l)	16,389	15,469
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11
5.000%, 2/25/52(l)§	700,326	649,149
Series 2024-9 A11
5.706%, 2/25/55(l)§	1,415,536	1,418,390
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.578%, 11/21/34(l)	5,541	5,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	$103,126	$104,710
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
4.965%, 11/15/31(l)	2,018	1,960
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
4.772%, 11/25/35(l)	7,227	6,938
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	320,706	313,766
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
4.705%, 12/15/30(l)	655	638
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	632,761	605,257
OBX Trust,
Series 2024-NQM5 A1
5.988%, 1/25/64(e)§	887,672	896,571
RALI Trust,
Series 2005-QO1 A1
4.572%, 8/25/35(l)	6,864	4,765
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.612%, 6/25/35(l)§	4,399	4,249
Sequoia Mortgage Trust,
Series 10 2A1
5.010%, 10/20/27(l)	123	121
Series 2003-4 2A1
4.950%, 7/20/33(l)	132,400	132,112
Series 2005-2 A2
4.978%, 3/20/35(l)	76,609	71,669
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	165,428	161,332
Series 2021-2 A1
0.943%, 5/25/65(l)§	1,554,148	1,466,430
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.336%, 2/25/34(l)	5,232	5,062
Series 2004-19 2A1
5.553%, 1/25/35(l)	6,157	5,659
Series 2005-17 3A1
4.529%, 8/25/35(l)	16,992	14,723
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
4.908%, 10/19/34(l)	5,156	4,965
Series 2005-AR5 A1
4.748%, 7/19/35(l)	15,863	15,272
Series 2005-AR5 A2
4.748%, 7/19/35(l)	6,854	6,817
Series 2006-AR4 2A1
4.652%, 6/25/36(l)	2,695	2,664
Series 2006-AR5 1A1
4.692%, 5/25/36(l)	251,030	176,538
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	565,179	555,856
Series 2019-HY2 A1
5.272%, 5/25/58(l)§	294,543	301,000
Series 2019-HY3 A1A
5.272%, 10/25/59(l)§	306,736	306,982
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,223,801	1,181,376
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	292,241	284,476
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§	256,155	255,942
Series 2023-5 A1
6.476%, 6/25/68(e)§	489,347	492,624
Series 2024-1 A1
5.712%, 1/25/69(e)§	1,003,569	1,010,205
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
5.353%, 11/25/42(l)	718	691
Series 2002-AR2 A
4.198%, 2/27/34(l)	335	325
Series 2003-AR1 A5
5.781%, 3/25/33(l)	65,536	64,488
Series 2004-AR1 A
6.187%, 3/25/34(l)	91,702	92,549
Series 2005-AR13 A1A1
4.852%, 10/25/45(l)	14,945	14,785
Series 2005-AR15 A1A1
4.792%, 11/25/45(l)	6,469	6,254
Series 2006-AR15 2A
5.653%, 11/25/46(l)	8,621	7,702
Series 2006-AR3 A1A
5.153%, 2/25/46(l)	10,622	9,755
Series 2006-AR7 3A
5.201%, 7/25/46(l)	39,993	36,490

Total Collateralized Mortgage Obligations		152,146,250

Commercial Mortgage-Backed Securities (1.7%)
Beast Mortgage Trust,
Series 2021-1818 A
5.315%, 3/15/36(l)§	2,500,000	2,101,341
BWAY Mortgage Trust,
Series 2021-1450 A
5.515%, 9/15/36(l)§	2,500,000	2,442,946
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	876,453	871,232
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	385,472	384,380
CSMC Trust,
Series 2017-CHOP A
5.194%, 7/15/32(l)§	745,396	743,851
Extended Stay America Trust,
Series 2021-ESH A
5.344%, 7/15/38(l)§	5,902,932	5,902,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.648%, 12/15/31(l)§	$275,649	$257,779
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	976,430	971,621

Total Commercial Mortgage-Backed Securities		13,676,084

Corporate Bonds (44.0%)
Communication Services (0.7%)
Media (0.3%)
Cox Communications, Inc.
3.350%, 9/15/26§	2,200,000	2,183,707

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc.
3.625%, 12/15/25	3,763,000	3,756,015

Total Communication Services		5,939,722

Consumer Discretionary (4.4%)
Automobiles (3.0%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.78%), 4.945%, 3/19/27(k)§	3,100,000	3,112,006
(United States SOFR Compounded Index + 0.92%), 5.084%, 3/21/28(k)§	800,000	803,500
Hyundai Capital America
(SOFR + 1.32%), 5.509%, 11/3/25(k)§	1,978,000	1,979,583
6.250%, 11/3/25§	2,000,000	2,003,801
(SOFR + 1.50%), 5.702%, 1/8/27(k)(m)	2,000,000	2,019,351
(SOFR + 1.04%), 5.203%, 6/24/27(k)§	1,000,000	1,004,050
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 4.852%, 1/9/26(k)§	5,100,000	5,105,559
Nissan Motor Acceptance Co. LLC
2.000%, 3/9/26§	1,100,000	1,081,443
1.850%, 9/16/26(m)	1,000,000	965,000
1.850%, 9/16/26§	4,000,000	3,860,000
Volkswagen Group of America Finance LLC
1.250%, 11/24/25§	1,000,000	995,430
(SOFR + 1.06%), 5.244%, 8/14/26(k)§	1,392,000	1,396,740

		24,326,463

Hotels, Restaurants & Leisure (1.4%)
Expedia Group, Inc.
5.000%, 2/15/26	2,401,000	2,399,368
Las Vegas Sands Corp.
3.500%, 8/18/26	1,400,000	1,388,575
Royal Caribbean Cruises Ltd.
5.500%, 8/31/26§	300,000	301,387
5.500%, 4/1/28§	7,300,000	7,438,145

		11,527,475

Total Consumer Discretionary		35,853,938

Consumer Staples (2.4%)
Beverages (0.7%)
Constellation Brands, Inc.
3.700%, 12/6/26	2,700,000	2,684,522
Molson Coors Beverage Co.
3.000%, 7/15/26	3,000,000	2,973,420

		5,657,942

Food Products (1.7%)
Campbell’s Co. (The)
5.300%, 3/20/26	5,200,000	5,224,552
Conagra Brands, Inc.
4.600%, 11/1/25	5,500,000	5,494,426
Kraft Heinz Foods Co.
3.000%, 6/1/26	3,100,000	3,071,080

		13,790,058

Total Consumer Staples		19,448,000

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
MPLX LP
1.750%, 3/1/26	3,000,000	2,969,355
ONEOK, Inc.
5.850%, 1/15/26	1,100,000	1,102,840
4.250%, 9/24/27	1,200,000	1,201,757
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	1,099,000	1,102,536
Williams Cos., Inc. (The)
5.400%, 3/2/26	1,500,000	1,506,666

Total Energy		7,883,154

Financials (20.5%)
Banks (8.4%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.542%, 6/16/27(k)(m)	200,000	196,038
(United States SOFR Compounded Index + 1.78%), 5.946%, 9/18/27(k)§	1,000,000	1,010,042
(United States SOFR Compounded Index + 1.00%), 5.194%, 12/3/28(k)§	500,000	501,017
Bank of America Corp.
(SOFR + 1.01%), 1.197%, 10/24/26(k)	3,915,000	3,907,408
(SOFR + 1.29%), 5.080%, 1/20/27(k)	645,000	646,166
(SOFR + 0.97%), 5.246%, 7/22/27(k)	1,100,000	1,105,150
(SOFR + 1.35%), 5.597%, 9/15/27(k)	2,100,000	2,115,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 5.050%, 9/10/27(k)	$1,400,000	$1,403,931
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 4.739%, 3/2/26(k)	300,000	300,335
Barclays plc
4.375%, 1/12/26	1,700,000	1,699,673
(SOFR + 2.21%), 5.829%, 5/9/27(k)	1,000,000	1,008,694
(SOFR + 1.49%), 5.659%, 3/12/28(k)	1,400,000	1,414,001
BNP Paribas SA
(SOFR + 1.00%), 1.323%, 1/13/27(k)§	1,000,000	990,861
BPCE SA
(SOFR + 1.52%), 1.652%, 10/6/26(k)§	1,750,000	1,749,298
5.203%, 1/18/27§	425,000	430,526
(SOFR + 2.10%), 5.975%, 1/18/27(k)§	800,000	803,260
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 4.919%, 1/13/28(k)	400,000	400,364
(SOFR + 0.80%), 4.971%, 9/8/28(k)	3,000,000	3,003,504
Citigroup, Inc.
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,000,000	989,736
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 4.797%, 8/28/26(k)	7,000,000	7,017,982
Credit Agricole SA
(SOFR + 1.29%), 5.513%, 7/5/26(k)§	400,000	402,783
(SOFR + 0.87%), 5.039%, 3/11/27(k)§	905,000	907,441
HSBC Holdings plc
(SOFR + 1.57%), 5.713%, 8/14/27(k)	900,000	907,785
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,300,000	1,317,679
HSBC USA, Inc.
(SOFR + 0.96%), 5.133%, 3/4/27(k)	1,000,000	1,004,900
Intesa Sanpaolo SpA
7.000%, 11/21/25§	3,000,000	3,008,134
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	500,000	494,424
(SOFR + 0.77%), 4.929%, 9/22/27(k)	2,400,000	2,403,350
(SOFR + 1.20%), 5.395%, 1/23/28(k)	5,000,000	5,023,387
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 5.197%, 11/26/28(k)	1,600,000	1,605,566
Morgan Stanley Bank NA
(SOFR + 0.69%), 4.884%, 10/15/27(k)	5,000,000	5,011,600
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 5.046%, 7/6/28(k)	1,000,000	1,002,044
NatWest Markets plc
(SOFR + 0.76%), 4.920%, 9/29/26(k)(m)	500,000	501,250
PNC Bank NA
(SOFR + 0.73%), 4.926%, 7/21/28(k)	4,100,000	4,106,268
Royal Bank of Canada
(United States SOFR Compounded Index + 0.72%), 4.917%, 10/18/27(k)	700,000	700,872
(United States SOFR Compounded Index + 0.86%), 5.057%, 10/18/28(k)	300,000	300,707
Santander Holdings USA, Inc.
(SOFR + 1.23%), 6.124%, 5/31/27(k)	1,000,000	1,010,836
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.488%, 12/14/26(k)§	300,000	298,158
Standard Chartered plc
4.050%, 4/12/26(m)	1,500,000	1,496,340
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 5.589%, 1/13/26(k)	3,805,000	3,818,082
Wells Fargo & Co.
(SOFR + 0.78%), 4.974%, 1/24/28(k)	2,000,000	2,001,910

		68,017,353

Capital Markets (1.8%)
Deutsche Bank AG
4.100%, 1/13/26	500,000	499,379
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.093%, 12/9/26(k)	4,000,000	3,974,870
(SOFR + 0.79%), 4.960%, 12/9/26(k)	1,800,000	1,801,411
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	987,398
(SOFR + 0.81%), 4.980%, 3/9/27(k)	300,000	300,132
(CME Term SOFR 3 Month + 2.01%),
6.325%, 10/28/27(k)	1,000,000	1,014,574
Morgan Stanley
(SOFR + 1.30%), 5.050%, 1/28/27(k)	1,600,000	1,602,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.88%), 1.593%, 5/4/27(k)	$400,000	$393,426
Nomura Holdings, Inc.
5.709%, 1/9/26	1,700,000	1,705,687
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27(k)§	1,000,000	990,007
(United States SOFR Compounded Index + 0.98%), 1.305%, 2/2/27(k)§	1,700,000	1,682,220

		14,951,643

Consumer Finance (3.0%)
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.79%), 4.995%, 10/3/25(k)	1,400,000	1,400,045
(SOFR + 0.73%), 4.901%, 3/8/27(k)	1,900,000	1,903,254
(SOFR + 0.87%), 5.071%, 7/9/27(k)	4,100,000	4,112,688
(SOFR + 0.73%), 4.914%, 8/13/27(k)	2,000,000	2,003,613
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	1,500,000	1,501,935
2.125%, 2/21/26§	601,000	593,854
Ford Motor Credit Co. LLC
4.389%, 1/8/26	725,000	722,803
6.950%, 3/6/26	300,000	301,206
(SOFR + 2.95%), 7.121%, 3/6/26(k)	500,000	503,798
5.125%, 11/5/26	4,900,000	4,904,949
(SOFR + 1.45%), 5.638%, 11/5/26(k)	200,000	200,000
5.800%, 3/5/27	1,000,000	1,009,590
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.957%, 8/7/26(k)	4,765,000	4,784,131

		23,941,866

Financial Services (0.3%)
Voya Financial, Inc.
3.650%, 6/15/26	2,600,000	2,591,113

Insurance (7.0%)
Athene Global Funding
(United States SOFR Compounded Index + 0.75%), 4.948%, 7/16/26(k)§	2,800,000	2,805,919
(United States SOFR Compounded Index + 0.83%), 5.053%, 1/7/27(k)§	2,000,000	2,003,726
(United States SOFR Compounded Index + 1.21%), 5.372%, 3/25/27(k)§	6,000,000	6,043,299
(United States SOFR Compounded Index + 1.00%), 5.166%, 9/18/28(k)§	800,000	800,310
Corebridge Global Funding
5.750%, 7/2/26§	664,000	671,844
F&G Global Funding
1.750%, 6/30/26§	120,000	117,736
GA Global Funding Trust
1.625%, 1/15/26§	2,900,000	2,876,024
2.250%, 1/6/27§	3,000,000	2,925,038
Jackson National Life Global Funding
5.600%, 4/10/26§	1,400,000	1,408,533
4.900%, 1/13/27§	1,500,000	1,511,399
(SOFR + 0.95%), 5.119%, 9/12/28(k)§	1,200,000	1,204,828
New York Life Global Funding
(SOFR + 0.55%), 4.719%, 6/11/27(k)§	11,000,000	11,020,252
Pacific Life Global Funding II
(SOFR + 0.62%), 4.793%, 6/4/26(k)§	13,000,000	13,029,073
(SOFR + 0.48%), 4.669%, 2/4/27(k)§	5,000,000	5,001,369
Reliance Standard Life Global Funding II
1.512%, 9/28/26§	5,490,000	5,344,957
RGA Global Funding
2.000%, 11/30/26§	500,000	487,399

		57,251,706

Total Financials		166,753,681

Health Care (1.8%)
Health Care Providers & Services (0.7%)
Cigna Group (The)
1.250%, 3/15/26	500,000	492,970
HCA, Inc.
5.875%, 2/15/26	2,000,000	2,001,406
5.250%, 6/15/26	800,000	801,593
4.500%, 2/15/27	1,606,000	1,608,375
(SOFR + 0.87%), 5.064%, 3/1/28(k)	800,000	804,568

		5,708,912

Life Sciences Tools & Services (0.6%)
Illumina, Inc.
5.800%, 12/12/25	5,000,000	5,007,344

Pharmaceuticals (0.5%)
Bayer US Finance II LLC
4.250%, 12/15/25§	4,173,000	4,167,989

Total Health Care		14,884,245

Industrials (2.9%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
2.600%, 10/30/25	2,000,000	1,996,917
2.196%, 2/4/26	7,200,000	7,145,136
2.250%, 6/15/26	400,000	394,287
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 4.963%, 5/5/26(k)	516,000	516,904

		10,053,244

Ground Transportation (0.8%)
Penske Truck Leasing Co. LP
1.200%, 11/15/25§	6,110,000	6,083,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.1%)
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	$940,000	$931,711

Professional Services (0.0%)†
TR Finance LLC
3.350%, 5/15/26	100,000	99,311

Trading Companies & Distributors (0.8%)
Aircastle Ltd.
4.250%, 6/15/26	3,000,000	2,995,914
Aviation Capital Group LLC
1.950%, 1/30/26§	400,000	396,501
1.950%, 9/20/26§	2,900,000	2,833,011
GATX Corp.
3.250%, 9/15/26	200,000	198,451

		6,423,877

Total Industrials		23,591,853

Information Technology (2.2%)
Electronic Equipment, Instruments & Components (0.7%)
Flex Ltd.
3.750%, 2/1/26	5,600,000	5,584,936

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
3.150%, 11/15/25	1,970,000	1,966,245
Marvell Technology, Inc.
1.650%, 4/15/26	576,000	567,450
NXP BV
5.350%, 3/1/26	600,000	600,852
3.875%, 6/18/26	1,200,000	1,196,148

		4,330,695

Software (0.9%)
Oracle Corp.
2.650%, 7/15/26	5,000,000	4,940,201
VMware LLC
1.400%, 8/15/26	2,500,000	2,445,091

		7,385,292

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.900%, 10/1/26	1,100,000	1,106,029

Total Information Technology		18,406,952

Materials (1.3%)
Containers & Packaging (1.0%)
Berry Global, Inc.
1.570%, 1/15/26	2,900,000	2,873,539
4.875%, 7/15/26§	5,109,000	5,109,066

		7,982,605

Metals & Mining (0.3%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 4.655%, 10/1/26(k)§	2,400,000	2,403,871

Total Materials		10,386,476

Real Estate (2.1%)
Specialized REITs (2.1%)
American Tower Corp. (REIT)
4.400%, 2/15/26	1,000,000	1,000,503
1.600%, 4/15/26	3,434,000	3,384,929
1.450%, 9/15/26	1,000,000	975,706
Crown Castle, Inc. (REIT)
1.050%, 7/15/26	8,300,000	8,095,974
CubeSmart LP (REIT)
3.125%, 9/1/26	1,100,000	1,089,754
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,030,000	1,031,925
7.350%, 7/1/26	1,232,000	1,253,188

Total Real Estate		16,831,979

Utilities (4.7%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.
Series N
1.000%, 11/1/25	1,900,000	1,895,176
Emera US Finance LP
3.550%, 6/15/26	300,000	297,899
Eversource Energy
4.750%, 5/15/26	555,000	556,525
Series U
1.400%, 8/15/26	1,000,000	975,554
FirstEnergy Pennsylvania Electric Co.
5.150%, 3/30/26§	3,200,000	3,211,203
Jersey Central Power & Light Co.
4.300%, 1/15/26§	1,115,000	1,114,883
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 0.76%), 4.952%, 1/29/26(k)	5,000,000	5,007,942
Pacific Gas and Electric Co.
3.150%, 1/1/26	4,000,000	3,986,487
Southern California Edison Co.
4.900%, 6/1/26	1,300,000	1,304,181
4.400%, 9/6/26	1,200,000	1,201,876
Series 20C
1.200%, 2/1/26	2,600,000	2,569,874
Series D
4.700%, 6/1/27	2,800,000	2,812,220
Virginia Electric and Power Co.
Series A
3.150%, 1/15/26	2,696,000	2,688,767

		27,622,587

Multi-Utilities (1.3%)
Black Hills Corp.
3.950%, 1/15/26	2,500,000	2,492,343
CenterPoint Energy, Inc.
1.450%, 6/1/26	8,000,000	7,849,306

		10,341,649

Total Utilities		37,964,236

Total Corporate Bonds		357,944,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Foreign Government Security (0.9%)
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.554%, 3/3/28(k)§	$7,350,000	$7,361,751

Total Foreign Government Security		7,361,751

Mortgage-Backed Securities (0.3%)
FHLMC
6.430%, 1/1/34(l)	1,297	1,320
6.676%, 11/1/35(l)	3,739	3,861
6.417%, 7/1/36(l)	82,683	84,635
7.030%, 9/1/36(l)	26,930	27,551
6.461%, 10/1/36(l)	28,695	29,445
FNMA
6.526%, 11/1/34(l)	31,248	32,017
6.375%, 1/1/35(l)	1,176	1,203
5.942%, 7/1/35(l)	1,598	1,626
6.478%, 12/1/35(l)	12,340	12,724
6.825%, 3/1/36(l)	14,240	14,781
5.421%, 3/1/44(l)	39,880	39,652
5.421%, 7/1/44(l)	343	341
5.421%, 10/1/44(l)	2,847	2,830
FNMA UMBS
3.000%, 12/1/26	1,811,192	1,796,640

Total Mortgage-Backed Securities		2,048,626

Municipal Bond (0.2%)
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 4.773%, 2/15/36(k)	1,880,000	1,750,047

Total Municipal Bond		1,750,047

U.S. Government Agency Securities (6.4%)
FHLB
1.000%, 3/23/26	17,550,000	17,317,126
1.020%, 2/24/27	30,000,000	28,904,031
FNMA
(SOFR + 0.26%), 4.390%, 11/5/27(k)	6,000,000	6,008,164

Total U.S. Government Agency Securities		52,229,321

U.S. Treasury Obligation (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS	3,143,704	3,244,440

Total U.S. Treasury Obligation		3,244,440

Total Long-Term Debt Securities (96.4%) (Cost $790,998,735)		783,661,133

SHORT-TERM INVESTMENTS:
Commercial Paper (1.1%)
Crown Castle, Inc.
4.64%, 10/21/25(n)(p)§	1,100,000	1,097,029
4.65%, 10/23/25(n)(p)§	1,900,000	1,894,372
Harley-Davidson Financial Services, Inc.
4.42%, 10/16/25(n)(p)	2,400,000	2,395,298
HCA, Inc.
4.66%, 10/20/25(n)(p)§	1,200,000	1,196,904
4.66%, 10/21/25(n)(p)§	2,000,000	1,994,575

Total Commercial Paper		8,578,178

U.S. Government Agency Securities (0.1%)
FHLB
3.89%, 12/26/25(o)(p)	600,000	594,410

Total Short-Term Investments (1.2%) (Cost $9,173,095)		9,172,588

Total Investments in Securities (97.6%) (Cost $800,171,830)		792,833,721

Other Assets Less Liabilities (2.4%)		19,858,084

Net Assets (100%)		$812,691,805

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $309,661,567 or 38.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,177,979 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2025.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,516	12/2025	USD	165,540,095	2,684
3 Month SOFR	593	9/2026	USD	143,379,987	51,306

					53,990

Short Contracts
3 Month SOFR	(112)	12/2025	USD	(26,868,100)	(2,210)
U.S. Treasury 2 Year Note	(2,605)	12/2025	USD	(542,877,931)	(270,926)
U.S. Treasury 10 Year Note	(2)	12/2025	USD	(225,000)	(1,846)
U.S. Treasury 10 Year Ultra
Note	(77)	12/2025	USD	(8,861,016)	(70,281)
U.S. Treasury Ultra Bond	(100)	12/2025	USD	(12,006,250)	(344,184)

					(689,447)

					(635,457)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$193,260,378	$—	$193,260,378
Collateralized Mortgage Obligations	—	151,546,437	599,813	152,146,250
Commercial Mortgage-Backed Securities	—	13,676,084	—	13,676,084
Corporate Bonds
Communication Services	—	5,939,722	—	5,939,722
Consumer Discretionary	—	35,853,938	—	35,853,938
Consumer Staples	—	19,448,000	—	19,448,000
Energy	—	7,883,154	—	7,883,154
Financials	—	166,753,681	—	166,753,681
Health Care	—	14,884,245	—	14,884,245
Industrials	—	23,591,853	—	23,591,853
Information Technology	—	18,406,952	—	18,406,952
Materials	—	10,386,476	—	10,386,476
Real Estate	—	16,831,979	—	16,831,979
Utilities	—	37,964,236	—	37,964,236
Foreign Government Security	—	7,361,751	—	7,361,751
Futures	53,990	—	—	53,990
Mortgage-Backed Securities	—	2,048,626	—	2,048,626
Municipal Bond	—	1,750,047	—	1,750,047
Short-Term Investments
Commercial Paper	—	8,578,178	—	8,578,178
U.S. Government Agency Security	—	594,410	—	594,410
U.S. Government Agency Securities	—	52,229,321	—	52,229,321
U.S. Treasury Obligation	—	3,244,440	—	3,244,440

Total Assets	$53,990	$792,233,908	$599,813	$792,887,711

Liabilities:
Futures	$(689,447)	$—	$—	$(689,447)

Total Liabilities	$(689,447)	$—	$—	$(689,447)

Total	$(635,457)	$792,233,908	$599,813	$792,198,264

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,347,518
Aggregate gross unrealized depreciation	(16,781,512)

Net unrealized depreciation	$(14,433,994)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$806,632,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.2%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$325,748	$306,508
ACM Auto Trust,
Series 2024-2A A
6.060%, 2/20/29§		77,624	77,874
ACREC Ltd.,
Series 2021-FL1 A
5.400%, 10/16/36(l)§		258,183	258,172
Affirm Asset Securitization Trust,
Series 2025-X1 A
5.080%, 4/15/30§		102,026	102,242
Air Canada Pass-Through Trust,
Series 2017-1 AA
3.300%, 1/15/30§		384,960	366,620
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		491,097	458,707
Series 2021-1 A
2.875%, 7/11/34		671,304	606,154
American Credit Acceptance Receivables Trust,
Series 2025-2 B
4.850%, 5/14/29§		259,000	260,360
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.822%, 1/15/37(l)§		395,732	395,732
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2
4.920%, 5/15/29§		137,000	137,203
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
5.539%, 10/23/32(l)§		453,934	454,388
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	187,630
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
5.355%, 10/21/34(l)§		500,000	500,400
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
2.936%, 1/15/33(l)§	EUR	583,344	683,792
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§		$165,000	166,094
BRSP Ltd.,
Series 2021-FL1 A
5.398%, 8/19/38(l)§		293,013	292,645
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		63,525	62,577
Canyon Capital CLO Ltd.,
Series 2019-2A AR2
5.328%, 10/15/34(l)§		600,000	600,121
Capital Four US CLO II Ltd.,
Series 2022-1A AR
6.225%, 1/20/37(l)§		500,000	501,658
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A ARRR
5.415%, 7/20/34(l)§		500,000	500,147
CarVal CLO III Ltd.,
Series 2019-2A AR2
5.315%, 7/20/32(l)§		577,239	577,426
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		13,590	13,066
Series 2021-P4 D
2.610%, 9/11/28		169,000	161,013
Series 2024-P3 A2
4.610%, 11/10/27		49,635	49,646
Catamaran CLO Ltd.,
Series 2014-1A A1AR
5.694%, 4/22/30(l)§		71,107	71,178
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		126,434	115,630
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
2.644%, 9/15/31(l)§	EUR	339,858	397,968
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
2.676%, 10/15/31(l)§		336,639	394,997
CVS Pass-Through Trust,
5.789%, 1/10/26§		$13,037	13,036
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		79,254	79,658
Diamond Issuer LLC,
Series 2021-1A A
2.305%, 11/20/51§		325,933	310,162
Dryden 54 Senior Loan Fund,
Series 2017-54A AR
5.475%, 10/19/29(l)§		143,237	143,256
Elevation CLO Ltd.,
Series 2022-16A A1AR
5.448%, 7/25/34(l)§		600,000	600,293
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§		82,852	82,927
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		161,808	160,525
Ford Credit Auto Lease Trust,
Series 2024-A A4
5.050%, 6/15/27		500,000	503,332
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	241,522
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		104,485	96,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§		$47,335	$47,392
Go Mortgage LLC,
1.433%, 8/15/26(l)		84,257	83,627
2.435%, 8/15/26(l)		176,000	174,966
2.638%, 8/15/26(l)		12,000	11,827
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		400,000	407,782
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.562%, 4/22/33(l)§		585,131	585,570
Harvest CLO XXII DAC,
Series 22A AR
2.876%, 1/15/32(l)§	EUR	620,260	727,488
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$2,216	2,206
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		463,472	464,910
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		634,980	600,116
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		122,542	124,274
Series 2023-2A A2
7.090%, 10/16/28§		54,723	55,556
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	774,425
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.318%, 10/15/34(l)§		600,000	600,480
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	783,821
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§		219,739	220,390
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		47,709	45,213
Navesink CLO 2 Ltd.,
Series 2024-2A A1
5.588%, 4/15/36(l)§		500,000	499,112
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		228,705	214,561
Series 2023-1A A2
7.308%, 1/30/53§		243,750	247,364
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	88,674
Series 2021-CA B
2.530%, 4/20/62§		147,147	128,694
Series 2021-DA B
2.900%, 4/20/62§		132,000	117,134
Series 2023-AA AFL
6.589%, 2/20/41(l)§		251,092	257,468
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR
5.268%, 7/16/36(l)§		469,642	469,647
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§		130,975	131,805
OCCU Auto Receivables Trust,
Series 2025-1A A2
4.820%, 4/17/28§		173,000	173,224
OCP CLO Ltd.,
Series 2024-34A A1
5.678%, 10/15/37(l)§		250,000	251,083
Oportun Funding Trust,
Series 2024-3 A
5.260%, 8/15/29§		45,005	45,045
Series 2025-1 A
4.960%, 8/16/32§		54,238	54,229
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§		23,127	23,150
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§		46,880	47,239
Series 2024-9 B
5.306%, 3/15/32§		198,353	198,950
Series 2025-5 A
0.000%, 3/15/33(l)§		206,000	206,482
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§		40,013	40,411
Series 2024-3 A
6.258%, 10/15/31§		145,335	146,098
Prestige Auto Receivables Trust,
Series 2025-1A A2
4.870%, 12/15/27§		218,000	218,284
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.472%, 11/25/36(l)§		152,928	152,917
Series 2023-FL11 A
6.532%, 10/25/39(l)§		3,066	3,075
Research-Driven Pagaya Motor Asset Trust,
Series 2025-4A A2
5.124%, 4/25/34§		275,313	276,951
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§		8,396	8,399
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§		56,737	57,243
Santander Drive Auto Receivables Trust,
Series 2024-4 A2
5.410%, 7/15/27		10,365	10,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
STWD Ltd.,
Series 2022-FL3 A
5.722%, 11/15/38(l)§	$425,279	$425,079
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	643,711	579,625
Symphony CLO XXXII Ltd.,
Series 2022-32A AR
5.419%, 10/23/35(l)§	700,000	700,536
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	80,708	80,964
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	20,863	20,088
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	331,899	339,395
Series 2023-1 A
5.800%, 1/15/36	279,891	289,461
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	35,967	36,642
Venture 32 CLO Ltd.,
Series 2018-32A A1
5.691%, 7/18/31(l)§	286,822	286,917
Voya CLO Ltd.,
Series 2019-2A AR
5.525%, 7/20/32(l)§	424,516	424,822

Total Asset-Backed Securities		23,892,752

Collateralized Mortgage Obligations (2.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
5.450%, 9/25/35(l)	26,448	23,253
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	229,360	199,742
Series 2005-J12 2A1
4.812%, 8/25/35(l)	352,291	178,879
Series 2006-OA22 A1
4.592%, 2/25/47(l)	60,536	59,614
Series 2006-OA6 1A2
4.692%, 7/25/46(l)	23,387	21,288
Series 2007-14T2 A1
6.000%, 7/25/37	370,710	188,947
Series 2007-OH1 A1D
4.482%, 4/25/47(l)	35,933	31,665
AREIT Trust,
Series 2022-CRE6 A
5.636%, 1/20/37(l)§	281,638	281,640
Banc of America Funding Trust,
Series 2004-A 1A3
6.619%, 9/20/34(l)	3,646	3,222
Series 2006-H 4A2
4.835%, 9/20/46(l)	64,292	57,933
Series 2006-J 4A1
4.971%, 1/20/47(l)	3,519	3,047
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.838%, 9/25/35(l)	83,479	45,444
Series 2006-4 21A1
4.774%, 8/25/36(l)	35,888	22,610
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.777%, 2/25/34(l)	11,951	11,249
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
4.432%, 12/25/46(l)	263,382	237,733
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.972%, 1/26/36(l)	25,297	17,678
Beignet, Inc.,
6.850%, 6/1/49	2,100,000	2,100,000
Bellemeade Re Ltd.,
Series 2022-1 M1B
6.506%, 1/26/32(l)§	17,869	17,891
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§	433,276	393,182
Series 2024-7 A11
5.656%, 6/25/55(l)§	417,902	417,909
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.372%, 4/25/47(l)§	32,142	32,532
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.649%, 4/25/35(l)	44,016	32,803
Series 2005-2 1A1
4.912%, 3/25/35(l)	20,519	19,340
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§	327,536	329,800
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
5.482%, 8/25/35(l)	2,671	2,546
Series 2009-7 5A2
5.500%, 12/25/35§	267,243	129,112
Series 2024-1 A11
5.706%, 7/25/54(l)§	342,114	343,628
Connecticut Avenue Securities,
Series 2025-R01 1A1
5.306%, 1/25/45(l)§	255,188	255,348
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
5.906%, 10/25/41(l)§	280,271	280,797
Series 2021-R03 1M2
6.006%, 12/25/41(l)§	122,411	122,966
Series 2022-R01 1M2
6.256%, 12/25/41(l)§	388,764	397,846
Series 2022-R02 2M1
5.556%, 1/25/42(l)§	23,242	23,235
Series 2023-R01 1M1
6.756%, 12/25/42(l)§	152,713	156,258
Series 2023-R02 1M1
6.656%, 1/25/43(l)§	90,666	92,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2023-R04 1M1
6.656%, 5/25/43(l)§		$173,818	$177,404
Series 2023-R05 1M1
6.256%, 6/25/43(l)§		136,463	137,479
Series 2024-R05 2M1
5.356%, 7/25/44(l)§		42,391	42,384
Series 2025-R02 1A1
5.356%, 2/25/45(l)§		73,589	73,680
Series 2025-R03 2M1
5.956%, 3/25/45(l)§		191,545	192,353
Series 2025-R05 2M1
5.556%, 7/25/45(l)§		264,775	265,579
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		387,661	174,697
EMF-NL Prime BV,
Series 2008-APRX A2
2.842%, 4/17/41(l)(m)	EUR	19,682	23,015
Eurohome UK Mortgages plc,
Series 2007-1 A
4.244%, 6/15/44(l)(m)	GBP	64,644	86,595
Eurosail-UK plc,
Series 2007-4X A3
5.044%, 6/13/45(l)(m)		198,880	266,960
FHLMC,
Series 4790 F
4.677%, 10/15/43(l)		$188,516	184,685
Series 4989 FA
4.810%, 8/15/40(l)		156,374	154,294
Series 4989 FB
4.810%, 10/15/40(l)		115,181	113,570
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
6.006%, 1/25/34(l)§		35,566	35,676
Series 2021-DNA7 M2
6.156%, 11/25/41(l)§		405,614	409,037
Series 2021-HQA2 M2
6.406%, 12/25/33(l)§		120,662	123,604
Series 2021-HQA4 M1
5.306%, 12/25/41(l)§		175,012	175,066
Series 2022-DNA4 M1B
7.706%, 5/25/42(l)§		227,990	236,610
Series 2022-DNA5 M1B
8.856%, 6/25/42(l)§		406,679	430,163
Series 2022-DNA7 M1A
6.856%, 3/25/52(l)§		108,779	109,900
Series 2023-DNA1 M1A
6.448%, 3/25/43(l)§		98,661	100,058
Series 2023-DNA2 M1A
6.448%, 4/25/43(l)§		210,940	213,835
Series 2023-HQA1 M1A
6.356%, 5/25/43(l)§		278,057	280,318
Series 2023-HQA2 M1A
6.356%, 6/25/43(l)§		68,162	68,465
Series 2024-HQA2 M1
5.556%, 8/25/44(l)§		189,216	189,333
Series 2025-DNA3 A1
5.320%, 9/25/45(l)§		279,492	279,667
Series 2025-HQA1 A1
5.306%, 2/25/45(l)§		166,030	166,082
FNMA,
Series 2012-123 LF
4.851%, 11/25/42(l)		68,378	67,935
Series 2025-83 FA
5.450%, 10/25/55(l)		400,000	400,244
GNMA,
Series 2015-H20 FB
5.066%, 8/20/65(l)		121,624	121,627
Series 2016-H11 F
5.266%, 5/20/66(l)		143,289	143,632
Series 2016-H15 FA
5.266%, 7/20/66(l)		107,738	108,001
Series 2017-H10 FB
5.592%, 4/20/67(l)		447,297	453,359
Series 2022-H02 FN
4.889%, 1/20/72(l)		266,076	262,768
Series 2022-H26 DF
5.409%, 12/20/72(l)		301,561	304,819
Series 2023-H01 FA
5.189%, 1/20/73(l)		392,224	392,759
Series 2023-H02 FA
5.289%, 1/20/73(l)		292,677	293,052
Series 2023-H02 FB
5.289%, 1/20/73(l)		694,232	695,166
Series 2023-H28 F
5.439%, 12/20/73(l)		491,105	494,417
Series 2023-H28 GF
5.289%, 12/20/73(l)		926,317	929,369
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		343,133	126,335
Series 2005-AR6 2A1
5.191%, 9/25/35(l)		23,607	22,735
Series 2006-AR2 2A1
4.292%, 4/25/36(l)		56,466	33,693
Series 2007-AR1 2A1
4.245%, 3/25/47(l)		152,085	83,875
HarborView Mortgage Loan Trust,
Series 2006-13 A
4.428%, 11/19/46(l)		32,133	22,336
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
4.542%, 7/25/35(l)		128,206	80,703
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.686%, 8/25/35(l)		236,372	174,473
Series 2006-AR39 A1
4.632%, 2/25/37(l)		368,889	341,641
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.960%, 8/25/34(l)		10,133	10,047
Series 2007-A1 3A3
5.204%, 7/25/35(l)		19,668	18,925
Series 2007-S3 1A90
7.000%, 8/25/37		46,538	22,561
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		398,985	403,019
Ludgate Funding plc,
Series 2007-1 A2A
4.288%, 1/1/61(l)(m)	GBP	342,595	450,584
Series 2008-W1X A1
4.728%, 1/1/61(l)(m)		42,738	56,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.945%, 12/25/32(l)		$5,202	$5,107
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
4.732%, 4/25/36(l)		127,627	121,939
OBX Trust,
Series 2024-HYB2 A1
3.688%, 4/25/53(l)§		369,849	364,129
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		332,286	332,129
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		312,376	315,437
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68(e)§		349,529	353,030
RALI Trust,
Series 2005-QO2 A1
5.513%, 9/25/45(l)		155,605	132,630
Series 2006-QA6 A1
4.652%, 7/25/36(l)		296,180	270,843
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
4.612%, 1/25/36(l)§		81,703	77,386
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,322	4,366
Series 2006-A12 A1
6.250%, 11/25/36		167,589	59,137
Sequoia Mortgage Trust,
Series 10 2A1
5.010%, 10/20/27(l)		376	371
Series 2003-4 2A1
4.950%, 7/20/33(l)		4,843	4,832
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.748%, 7/19/35(l)		34,111	32,840
Series 2006-AR3 11A1
4.692%, 4/25/36(l)		115,767	105,306
Series 2006-AR6 1A3
4.652%, 7/25/46(l)		515,772	413,178
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
4.925%, 7/20/53(l)§	GBP	360,488	485,924
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$332,250	318,931
Series 2024-5 A1A
4.562%, 10/25/64(l)§		517,472	521,124
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		615,045	574,522
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§		320,193	319,928
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
4.208%, 11/25/36(l)		218,849	197,099
Series 2006-AR9 1A
5.153%, 8/25/46(l)		56,421	51,804

Total Collateralized Mortgage Obligations			22,818,990

Commercial Mortgage-Backed Securities (0.9%)
ALA Trust,
Series 2025-OANA A
5.894%, 6/15/40(l)§		193,002	193,967
BANK,
Series 2022-BNK40 A4
3.504%, 3/15/64(l)		700,000	650,260
BBCMS Mortgage Trust,
Series 2020-BID A
6.405%, 10/15/37(l)§		325,000	324,924
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	783,202
Series 2022-B33 A5
3.458%, 3/15/55		800,000	739,666
BFLD Trust,
Series 2020-EYP A
5.415%, 10/15/35(l)§		800,000	632,720
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A
6.000%, 8/15/42(l)§		151,000	151,378
BX Commercial Mortgage Trust,
Series 2019-IMC E
6.346%, 4/15/34(l)§		133,619	130,278
Series 2021-XL2 A
4.953%, 10/15/38(l)§		133,289	133,206
BX Trust,
Series 2021-ARIA A
5.164%, 10/15/36(l)§		600,000	599,625
Commercial Mortgage Trust,
Series 2012-CR5 E
4.692%, 12/10/45(l)§		151,235	140,383
Series 2016-COR1 ASB
2.972%, 10/10/49		243,109	241,858
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	892,037
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.170%, 10/15/38(l)§		477,008	476,784
Extended Stay America Trust,
Series 2021-ESH A
5.344%, 7/15/38(l)§		674,621	674,621
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
5.530%, 11/15/38(l)§		800,000	799,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.551%, 9/15/47 IO(l)	$365,359	$126
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
5.730%, 7/15/36(l)§	144,306	137,199
New Orleans Hotel Trust,
Series 2019-HNLA A
5.187%, 4/15/32(l)§	500,000	497,008
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.360%, 11/15/38(l)§	800,000	797,515
SFO Commercial Mortgage Trust,
Series 2021-555 A
5.414%, 5/15/38(l)§	800,000	794,510
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.486%, 11/15/49(l)	275,000	265,798

Total Commercial Mortgage-Backed Securities		10,056,315

Corporate Bonds (10.7%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	803,514
4.500%, 5/15/35	74,000	71,329
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	500,000

		1,374,843

Entertainment (0.0%)†
Warnermedia Holdings, Inc.
4.279%, 3/15/32(x)	183,000	167,674

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	907,000	842,857
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	89,635
Discovery Communications LLC
5.300%, 5/15/49	38,000	28,690
Paramount Global
2.900%, 1/15/27	100,000	97,926
Time Warner Cable LLC
4.500%, 9/15/42	290,000	232,708

		1,291,816

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	586,411
3.875%, 4/15/30	563,000	551,451

		1,137,862

Total Communication Services		3,972,195

Consumer Discretionary (0.9%)
Automobiles (0.6%)
BMW US Capital LLC
4.650%, 3/19/27§	283,000	285,350
4.750%, 3/21/28§	200,000	202,973
Honda Motor Co. Ltd.
4.436%, 7/8/28	275,000	276,546
Hyundai Capital America
5.650%, 6/26/26§	500,000	504,440
1.650%, 9/17/26§	800,000	780,065
5.950%, 9/21/26§	200,000	203,079
5.250%, 1/8/27§	368,000	372,113
5.275%, 6/24/27§	63,000	63,978
6.100%, 9/21/28§	158,000	165,081
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§	400,000	406,260
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§	800,000	750,024
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	752,008
Volkswagen Group of America Finance LLC
4.450%, 9/11/27§	200,000	200,391
5.050%, 3/27/28§	600,000	607,399
5.650%, 9/12/28§	300,000	309,087

		5,878,794

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	900,000	859,368
Las Vegas Sands Corp.
5.625%, 6/15/28	76,000	77,598
6.000%, 8/15/29	500,000	519,847
6.000%, 6/14/30	64,000	66,631
Marriott International, Inc.
4.200%, 7/15/27	275,000	275,704
4.800%, 3/15/30	500,000	507,881
Sodexo, Inc.
5.800%, 8/15/35§	270,000	282,784
Starbucks Corp.
4.850%, 2/8/27(x)	301,000	303,833

		2,893,646

Household Durables (0.0%)†
DR Horton, Inc.
4.850%, 10/15/30	75,000	76,456
5.000%, 10/15/34	182,000	183,992
M.D.C. Holdings, Inc.
6.000%, 1/15/43	162,000	153,260

		413,708

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34	76,000	79,399

Specialty Retail (0.0%)†
Ross Stores, Inc.
4.700%, 4/15/27	355,000	355,807

Total Consumer Discretionary		9,621,354

Consumer Staples (0.4%)
Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§	144,000	149,175
General Mills, Inc.
4.700%, 1/30/27	583,000	587,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
4.875%, 1/30/30		$203,000	$207,323
Mars, Inc.
4.800%, 3/1/30§		400,000	407,143
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	104,261

			1,455,537

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	297,714
BAT Capital Corp.
6.343%, 8/2/30		500,000	539,069
5.350%, 8/15/32		173,000	179,007
7.750%, 10/19/32		21,000	24,485
4.625%, 3/22/33		76,000	75,172
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	397,148
6.125%, 7/27/27§		300,000	309,273
5.875%, 7/1/34§		297,000	309,463
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	183,116
4.875%, 2/13/26		89,000	89,174
5.625%, 11/17/29		34,000	35,751
5.375%, 2/15/33		309,000	322,146

			2,761,518

Total Consumer Staples			4,217,055

Energy (0.9%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30(m)		100,613	97,091

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	200,812
BP Capital Markets America, Inc.
5.017%, 11/17/27		177,000	180,442
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		400,000	408,907
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	364,054
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	635,339
2.875%, 4/1/32§		279,000	242,120
Devon Energy Corp.
5.200%, 9/15/34(x)		96,000	95,353
5.600%, 7/15/41		210,000	201,587
Energy Transfer LP
6.100%, 12/1/28		200,000	210,339
5.600%, 9/1/34		297,000	303,970
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	366,678
Kinder Morgan, Inc.
5.850%, 6/1/35		64,000	67,015
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	511,500
Occidental Petroleum Corp.
5.200%, 8/1/29		93,000	94,292
5.375%, 1/1/32		300,000	304,887
Oleoducto Central SA
4.000%, 7/14/27§		232,000	227,743
ONEOK, Inc.
5.550%, 11/1/26		500,000	505,529
6.500%, 9/1/30§		500,000	541,007
6.350%, 1/15/31		44,000	47,244
6.100%, 11/15/32		25,000	26,739
6.050%, 9/1/33		10,000	10,586
5.400%, 10/15/35		170,000	170,533
Petroleos Mexicanos
10.000%, 2/7/33		200,000	231,850
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	200,955
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	306,529
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	514,375
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29		500,000	505,625
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	143,031
Var Energi ASA
7.500%, 1/15/28§		356,000	377,479
8.000%, 11/15/32§		237,000	275,143
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	191,750
3.875%, 11/1/33§		200,000	180,000
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	310,500
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34§		115,000	120,897
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	139,208
4.625%, 6/30/30		135,000	136,020

			9,350,038

Total Energy			9,447,129

Financials (4.9%)
Banks (2.6%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	400,261
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		200,000	232,062
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	502,963
Banco Santander SA
3.800%, 2/23/28		$200,000	198,050
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		400,000	407,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	$200,000	$199,702
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	300,000	298,017
(SOFR + 1.58%), 4.376%, 4/27/28(k)	682,000	684,071
(SOFR + 1.99%), 6.204%, 11/10/28(k)	600,000	625,342
(SOFR + 1.57%), 5.819%, 9/15/29(k)	600,000	627,059
Bank of America NA
(SOFR + 1.02%), 5.202%, 8/18/26(k)	400,000	401,911
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 5.252%, 2/16/28(k)§	500,000	503,227
4.591%, 10/16/28§	273,000	275,343
Barclays plc
(SOFR + 2.98%), 6.224%, 5/9/34(k)	314,000	337,309
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§	800,000	761,877
(SOFR + 1.59%), 5.497%, 5/20/30(k)§	698,000	721,114
BPCE SA
5.281%, 5/30/29§	300,000	309,646
(SOFR + 2.27%), 6.714%, 10/19/29(k)§	400,000	424,836
(SOFR + 2.79%), 6.508%, 1/18/35(k)§	298,000	316,217
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§	302,000	320,881
Capital One NA
(USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)	250,000	258,725
Citibank NA
(United States SOFR Compounded Index + 0.59%), 4.781%, 4/30/26(k)	300,000	300,386
5.488%, 12/4/26	700,000	711,069
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)	500,000	492,400
(SOFR + 1.36%), 5.174%, 2/13/30(k)	100,000	102,646
(SOFR + 1.34%), 4.542%, 9/19/30(k)	302,000	302,873
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)	139,000	138,472
Commonwealth Bank of Australia
5.316%, 3/13/26	400,000	402,026
Cooperatieve Rabobank UA
5.500%, 10/5/26	400,000	405,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§	314,000	323,396
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§	500,000	526,824
(SOFR + 2.67%), 6.251%, 1/10/35(k)§	250,000	263,617
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§	359,000	359,196
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§	267,000	269,498
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)	694,000	736,803
(SOFR + 1.29%), 5.130%, 3/3/31(k)	300,000	307,377
(SOFR + 1.19%), 2.804%, 5/24/32(k)	201,000	182,189
Intesa Sanpaolo SpA
7.200%, 11/28/33§	290,000	330,079
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27(k)	400,000	407,867
(SOFR + 1.20%), 5.395%, 1/23/28(k)	500,000	502,339
(SOFR + 1.89%), 2.182%, 6/1/28(k)	400,000	387,600
(SOFR + 1.45%), 5.299%, 7/24/29(k)	500,000	515,105
(SOFR + 1.26%), 2.963%, 1/25/33(k)	436,000	398,468
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§	295,000	299,656
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)	241,000	244,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	300,000	304,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30(k)	$296,000	$306,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)	500,000	517,357
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.360%, 1/14/28(k)	500,000	502,890
(SOFR + 0.87%), 5.504%, 5/26/28(k)	300,000	306,608
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	359,000	360,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)	500,000	509,175
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35(k)	297,000	271,343
Norinchukin Bank (The)
5.094%, 10/16/29§	500,000	510,668
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)	350,000	341,443
(SOFR + 2.36%), 6.499%, 3/9/29(k)	100,000	104,271
(SOFR + 1.61%), 5.473%, 3/20/29(k)	14,000	14,269
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	366,000	367,116
(SOFR + 2.60%), 6.534%, 1/10/29(k)	400,000	418,332
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§	277,000	277,129
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§	300,000	301,450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	300,000	303,910
2.889%, 6/9/32§	300,000	268,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§	500,000	544,141
Standard Chartered plc
6.301%, 1/9/29§	500,000	520,020
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.244%, 5/13/31(k)(x)§	272,000	279,823
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29	751,000	773,897
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	298,000	300,087
5.500%, 3/9/28§	300,000	308,935
Toronto-Dominion Bank (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34(k)	104,000	105,462
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	500,000	496,519
(SOFR + 1.74%), 5.574%, 7/25/29(k)	500,000	518,234
(SOFR + 1.79%), 6.303%, 10/23/29(k)	100,000	105,858
(SOFR + 1.50%), 3.350%, 3/2/33(k)	462,000	428,687
(SOFR + 1.78%), 5.499%, 1/23/35(k)	9,000	9,374
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	114,000	112,389
Wells Fargo Bank NA
(SOFR + 0.71%), 4.909%, 1/15/26(k)	250,000	250,278
(SOFR + 1.07%), 5.239%, 12/11/26(k)	400,000	403,156

		28,858,133

Capital Markets (0.9%)
BGC Group, Inc.
6.150%, 4/2/30§	400,000	409,310
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	800,000	776,027
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	326,000	322,143
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	159,000	162,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.936%, 3/18/27(k)		$500,000	$501,097
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 6.325%, 10/28/27(k)		700,000	710,202
(SOFR + 1.32%), 4.937%, 4/23/28(k)		148,000	149,698
(SOFR + 1.27%), 5.727%, 4/25/30(k)		300,000	313,818
(SOFR + 1.26%), 2.650%, 10/21/32(k)		11,000	9,901
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)		294,000	289,155
Moody’s Corp.
5.000%, 8/5/34		155,000	157,969
Morgan Stanley
(SOFR + 1.73%), 5.123%, 2/1/29(k)		400,000	408,369
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	516,274
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30(k)	EUR	400,000	482,347
(SOFR + 1.18%), 2.239%, 7/21/32(k)		$89,000	78,529
Nasdaq, Inc.
5.350%, 6/28/28		265,000	272,978
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	870,904
(SOFR + 1.25%), 5.415%, 7/2/27(k)		500,000	503,716
5.842%, 1/18/28		200,000	206,737
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,288
4.250%, 5/1/29		71,000	71,242
Stifel Financial Corp.
4.000%, 5/15/30		900,000	880,270
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	702,501
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	307,450
(SOFR + 1.06%), 4.398%, 9/23/31(k)§		280,000	279,170

			9,398,471

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	687,932
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 6.329%, 1/15/67(k)§		1,070,000	724,283
Ally Financial, Inc.
2.200%, 11/2/28		800,000	742,793
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)		35,000	35,835
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	185,685
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)		436,000	444,224
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)		400,000	400,634
(SOFR + 1.00%), 5.098%, 2/16/28(k)		298,000	302,002
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	516,785
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	76,907
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	227,714
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	301,909
Ford Motor Credit Co. LLC
6.125%, 3/8/34		299,000	300,298
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31(k)		91,000	92,606
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	506,679
4.650%, 9/3/32		277,000	278,523

			5,824,809

Financial Services (0.3%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	523,062
Fiserv, Inc.
3.500%, 7/1/29		409,000	396,933
Lseg US Fin Corp.
4.875%, 3/28/27§		500,000	505,060
Mastercard, Inc.
4.550%, 1/15/35		213,000	212,327
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	207,200
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	408,848
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		385,000	377,981
(SOFR + 1.65%), 5.537%, 7/14/36(k)§		274,000	281,154

			2,912,565

Insurance (0.6%)
Athene Global Funding
5.349%, 7/9/27§		500,000	509,080
5.033%, 7/17/30§		360,000	365,221
5.322%, 11/13/31§		600,000	613,553
Corebridge Global Funding
5.900%, 9/19/28§		400,000	418,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30	$200,000	$203,323
MassMutual Global Funding II
4.500%, 4/10/26§	600,000	601,258
5.050%, 12/7/27§	500,000	510,634
MetLife Capital Trust IV
7.875%, 12/15/37§	192,000	213,360
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§	500,000	508,388
Pacific Life Global Funding II
4.500%, 8/28/29§	500,000	504,386
Pricoa Global Funding I
4.400%, 8/27/27§	500,000	503,188
Principal Life Global Funding II
1.250%, 8/16/26§	800,000	780,751
5.100%, 1/25/29§	204,000	209,109
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)	200,000	201,083

		6,141,871

Total Financials		53,135,849

Health Care (0.4%)
Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29	400,000	388,196
Cigna Group (The)
4.375%, 10/15/28	165,000	165,881
CVS Health Corp.
4.300%, 3/25/28	12,000	12,006
5.700%, 6/1/34	202,000	210,683
HCA, Inc.
5.250%, 6/15/26	47,000	47,094
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31	240,000	202,258
Quest Diagnostics, Inc.
4.625%, 12/15/29	500,000	507,713
UnitedHealth Group, Inc.
4.250%, 1/15/29	600,000	601,929

		2,135,760

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.250%, 12/15/25§	1,000,000	998,799
Bayer US Finance LLC
6.125%, 11/21/26§	200,000	203,372
Roche Holdings, Inc.
4.203%, 9/9/29§	298,000	298,874
Takeda US Financing, Inc.
5.200%, 7/7/35	275,000	279,784

		1,780,829

Total Health Care		3,916,589

Industrials (0.7%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	396,952
6.298%, 5/1/29	100,000	106,028
General Electric Co.
4.900%, 1/29/36	113,000	114,078
HEICO Corp.
5.250%, 8/1/28	300,000	307,928
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	750,794
Rolls-Royce plc
5.750%, 10/15/27§	500,000	512,987

		2,188,767

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	419,730

Building Products (0.0%)†
Amrize Finance US LLC
4.950%, 4/7/30§	300,000	306,103

Commercial Services & Supplies (0.0%)†
Republic Services, Inc.
4.750%, 7/15/30	283,000	289,817

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§	282,000	288,641

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	155,874
ERAC USA Finance LLC
4.600%, 5/1/28§	90,000	91,150
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	155,807	150,011
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	500,000	514,155
Ryder System, Inc.
5.375%, 3/15/29	237,000	245,568

		1,156,758

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§	800,000	779,910
Flowserve Corp.
2.800%, 1/15/32	202,000	178,806
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	117,508

		1,076,224

Passenger Airlines (0.0%)†
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	41,000	41,034

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29	500,000	507,944

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26	5,000	4,993
5.950%, 2/15/29§	64,000	66,687
Aviation Capital Group LLC
1.950%, 1/30/26§	192,000	190,320
1.950%, 9/20/26§	62,000	60,568
4.750%, 4/14/27§	20,000	20,090
3.500%, 11/1/27§	23,000	22,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 10/25/28§	$500,000	$531,785
5.375%, 7/15/29§	400,000	409,479
TTX Co.
5.500%, 9/25/26§	300,000	303,773

		1,610,269

Total Industrials		7,885,287

Information Technology (0.4%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
4.750%, 2/24/30	283,000	290,367

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29	500,000	511,770
CDW LLC
5.100%, 3/1/30	500,000	509,128

		1,020,898

IT Services (0.0%)†
International Business Machines Corp.
4.500%, 2/6/26	251,000	251,563
4.900%, 7/27/52	264,000	239,431

		490,994

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.000%, 1/15/31	281,000	278,296
Broadcom, Inc.
5.050%, 7/12/27	113,000	114,968
4.150%, 2/15/28	46,000	46,108
5.050%, 7/12/29	200,000	205,883
4.926%, 5/15/37§	144,000	143,614

		788,869

Software (0.1%)
Oracle Corp.
4.500%, 5/6/28	200,000	201,286
4.200%, 9/27/29	500,000	498,545
4.650%, 5/6/30	200,000	202,637
5.500%, 8/3/35	236,000	241,782
5.200%, 9/26/35	33,000	33,149

		1,177,399

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62	202,000	162,301
Dell International LLC
5.500%, 4/1/35	227,000	234,503
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	123,000	123,478

		520,282

Total Information Technology		4,288,809

Materials (0.2%)
Chemicals (0.1%)
Kraton Corp.
5.000%, 7/15/27§	500,000	507,500
LYB International Finance III LLC
6.150%, 5/15/35	46,000	47,857

		555,357

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26	800,000	792,700
WRKCo., Inc.
4.000%, 3/15/28	280,000	278,502

		1,071,202

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§	215,000	215,430
Glencore Funding LLC
5.338%, 4/4/27§	81,000	82,286
4.907%, 4/1/28§	102,000	103,571
5.186%, 4/1/30§	45,000	46,317
6.500%, 10/6/33§	67,000	73,785

		521,389

Total Materials		2,147,948

Real Estate (0.4%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
4.000%, 1/15/31	66,000	63,204
3.250%, 1/15/32	176,000	158,045
5.250%, 2/15/33	441,000	441,498

		662,747

Health Care REITs (0.0%)†
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	700,000	648,938

Office REITs (0.1%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	700,000	691,950

Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27	80,000	79,373
5.800%, 11/15/28	700,000	731,609
5.200%, 2/15/29	114,000	117,184
2.100%, 6/15/30	54,000	48,685
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	800,000	796,498
5.600%, 6/1/29	68,000	70,607
EPR Properties (REIT)
3.600%, 11/15/31	800,000	738,333

		2,582,289

Total Real Estate		4,585,924

Utilities (1.1%)
Electric Utilities (0.7%)
Avangrid, Inc.
3.800%, 6/1/29	900,000	883,545
CenterPoint Energy Houston Electric LLC Series AQ
4.950%, 8/15/35	80,000	79,520
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§	200,000	206,046
Comision Federal de Electricidad
4.688%, 5/15/29§	222,000	218,697
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/43	154,000	121,793
Edison International
6.250%, 3/15/30	300,000	311,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Enel Finance International NV
4.125%, 9/30/28§		$279,000	$278,393
Eversource Energy
5.000%, 1/1/27		500,000	504,485
Florida Power & Light Co.
5.300%, 6/15/34		97,000	101,117
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	684,584
Kallpa Generacion SA
5.875%, 1/30/32§		200,000	208,896
NextEra Energy Capital Holdings, Inc.
3.830%, 6/12/30	CAD	500,000	364,653
Niagara Mohawk Power Corp.
4.647%, 10/3/30§		$275,000	276,197
NRG Energy, Inc.
4.734%, 10/15/30§		51,000	50,908
Pacific Gas and Electric Co.
3.150%, 1/1/26		600,000	597,973
2.950%, 3/1/26		600,000	595,533
5.550%, 5/15/29		256,000	264,205
5.050%, 10/15/32		400,000	395,240
6.400%, 6/15/33		100,000	107,234
Public Service Co. of Colorado
5.150%, 9/15/35		277,000	280,753
Southern California Edison Co.
5.150%, 6/1/29		500,000	508,314
Series C
4.125%, 3/1/48		100,000	76,236
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		386,760	388,788
Terraform Global Operating LP
6.125%, 3/1/26§		8,000	7,920
Virginia Electric and Power Co.
Series C
4.900%, 9/15/35		237,000	235,930
Vistra Operations Co. LLC
5.050%, 12/30/26§		6,000	6,044
6.950%, 10/15/33§		232,000	258,748

			8,013,459

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	639,238

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	129,436
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		238,712	253,560

			382,996

Multi-Utilities (0.3%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	500,940
Ameren Corp.
5.000%, 1/15/29		500,000	511,097
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	248,374
DTE Energy Co.
5.100%, 3/1/29		500,000	512,950
National Grid plc
5.602%, 6/12/28		300,000	310,218
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	515,777
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	568,551

			3,167,907

Total Utilities			12,203,600

Total Corporate Bonds			115,421,739

Foreign Government Securities (1.0%)
Baiterek National Managing Holding JSC
5.450%, 5/8/28§		200,000	203,420
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	800,000	464,640
Federative Republic of Brazil
6.125%, 3/15/34		$500,000	510,250
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	619,104
2.300%, 12/20/54		80,000,000	460,811
2.800%, 6/20/55		40,000,000	255,962
2.200%, 3/20/64		44,000,000	227,726
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	882,068
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	510,315
5.000%, 1/18/53§		500,000	451,250
Province of Ontario
3.800%, 12/2/34	CAD	400,000	291,019
Republic of Colombia
3.125%, 4/15/31		$235,000	204,568
Republic of Panama
9.375%, 4/1/29		190,000	216,220
Republic of Peru
6.950%, 8/12/31(m)	PEN	1,041,000	331,737
6.150%, 8/12/32§		2,300,000	701,794
Republic of South Africa
7.100%, 11/19/36§		$400,000	417,200
Romania Government Bond
5.750%, 9/16/30§		256,000	260,800
2.000%, 4/14/33(m)	EUR	800,000	734,472
State of Israel Government Bond
5.500%, 3/12/34		$500,000	513,438
State of Kuwait
4.016%, 10/9/28§		200,000	200,000
State of Qatar
5.103%, 4/23/48§		800,000	793,520
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	955,000	1,074,872
United Mexican States
5.375%, 3/22/33		$281,000	281,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.875%, 5/13/37	$400,000	$431,800

Total Foreign Government Securities		11,037,986

Mortgage-Backed Securities (10.9%)
FHLMC
4.170%, 4/1/28	300,000	301,505
4.380%, 5/1/28	900,000	903,125
6.981%, 11/1/31(l)	664	673
5.500%, 1/1/35	17,507	18,157
5.500%, 7/1/35	12,228	12,654
4.000%, 7/1/44	117,751	115,001
4.000%, 2/1/46	183,971	179,800
4.500%, 10/1/48	119,295	118,070
4.500%, 11/1/48	188,096	186,165
5.000%, 11/1/48	64,891	65,838
FHLMC UMBS
3.500%, 9/1/49	231,627	215,388
3.500%, 10/1/49	224,848	208,981
3.500%, 11/1/49	87,648	81,449
3.500%, 1/1/50	326,052	303,193
2.000%, 6/1/51	174,939	142,272
2.000%, 3/1/52	903,900	736,521
3.000%, 3/1/52	576,927	513,568
2.500%, 4/1/52	1,030,999	882,996
3.000%, 5/1/52	628,713	554,755
5.000%, 6/1/52	87,523	87,338
4.500%, 1/1/53	51,981	50,635
5.000%, 5/1/53	365,959	364,547
5.000%, 6/1/53	674,073	671,472
4.500%, 7/1/53	284,983	277,338
4.500%, 10/1/53	827,802	805,077
5.500%, 11/1/53	170,398	172,235
4.500%, 2/1/54	3,624,700	3,523,870
FNMA
6.470%, 1/1/28(l)	634	638
4.207%, 3/1/33(l)	4,449	4,343
6.842%, 1/1/36(l)	11,423	11,759
6.460%, 2/1/37(l)	36,913	37,844
6.319%, 12/1/40(l)	621	628
FNMA UMBS
2.500%, 5/1/30	2,342	2,286
2.500%, 8/1/31	122,739	118,699
2.500%, 11/1/31	179,636	173,518
2.500%, 12/1/31	75,987	73,339
2.500%, 1/1/32	184,331	178,435
2.500%, 2/1/32	7,442	7,160
5.500%, 4/1/33	15,156	15,627
5.500%, 7/1/33	14,397	14,845
5.500%, 4/1/34	8,127	8,392
5.500%, 5/1/34	5,755	5,944
5.500%, 11/1/34	23,967	24,789
5.500%, 2/1/35	88,075	91,054
4.500%, 8/1/35	3,908	3,921
5.000%, 10/1/35	7,008	7,132
5.000%, 7/1/36	7,284	7,412
5.000%, 12/1/39	20,879	21,276
4.000%, 12/1/40	72,266	70,617
4.500%, 3/1/41	11,161	11,170
4.500%, 7/1/41	1,020	1,022
3.500%, 2/1/42	46,595	44,358
3.500%, 11/1/42	517,328	492,201
3.500%, 1/1/43	87,075	82,696
3.500%, 4/1/43	304,974	289,588
4.000%, 10/1/43	276,285	268,663
3.000%, 5/1/45	26,120	23,796
3.500%, 5/1/48	485,057	452,414
4.500%, 9/1/48	219,781	217,250
3.500%, 10/1/49	237,051	220,283
3.500%, 11/1/49	190,939	177,433
3.000%, 4/1/51	1,638,615	1,441,634
2.000%, 7/1/51	970,696	788,218
2.000%, 12/1/51	1,355,058	1,099,054
2.500%, 1/1/52	291,145	249,180
3.000%, 2/1/52	686,791	611,581
2.500%, 3/1/52	633,334	542,046
3.000%, 3/1/52	883,099	786,116
3.500%, 3/1/52	178,569	163,315
2.500%, 4/1/52	631,258	540,161
2.500%, 5/1/52	873,511	747,486
4.500%, 3/1/53	57,163	55,683
5.000%, 4/1/53	666,136	664,191
4.500%, 5/1/53	415,682	406,296
5.000%, 5/1/53	488,025	486,142
5.000%, 6/1/53	421,635	419,400
4.500%, 1/1/54	1,645,394	1,599,711
5.500%, 3/1/54	177,644	179,393
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/55 TBA	400,000	388,125
5.500%, 10/25/55 TBA	2,738,786	2,762,109
6.000%, 10/25/55 TBA	1,473,964	1,505,746
6.500%, 10/25/55 TBA	234,639	242,485
3.000%, 11/25/55 TBA	12,800,000	11,246,500
3.500%, 11/25/55 TBA	12,000,000	10,966,406
4.000%, 11/25/55 TBA	20,707,000	19,517,157
5.000%, 11/25/55 TBA	10,200,000	10,113,141
5.500%, 11/25/55 TBA	22,200,000	22,373,438
6.000%, 11/25/55 TBA	4,620,000	4,718,716
GNMA
4.625%, 7/20/27(l)	125	126
3.000%, 5/15/43	103,941	95,355
3.000%, 7/15/45	81,634	73,869
3.000%, 5/20/46	104,445	94,764
3.500%, 10/15/49	68,721	63,212
3.500%, 1/15/50	14,450	13,282
3.500%, 2/15/50	126,951	116,694
5.500%, 4/20/53	548,047	555,260
3.500%, 10/20/54	29,817	27,213
3.500%, 11/20/54	1,004,217	916,349
3.500%, 5/20/55	189,517	172,934
3.000%, 10/15/55 TBA	523,093	467,351
4.500%, 10/15/55 TBA	1,002,723	972,719
5.000%, 10/15/55 TBA	1,875,000	1,865,625
5.500%, 10/15/55 TBA	496,000	499,759
6.000%, 10/15/55 TBA	2,969,544	3,020,583

Total Mortgage-Backed Securities		118,221,680

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	516,514
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	730,421
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	277,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	$400,000	$407,474
University of California
3.071%, 5/15/51	335,000	223,913

Total Municipal Bonds		2,155,614

U.S. Government Agency Securities (40.4%)
FFCB
4.625%, 3/5/26	8,000,000	8,024,042
4.375%, 6/23/26	20,000,000	20,074,670
4.375%, 7/6/26	10,000,000	10,041,233
4.625%, 7/17/26	3,010,000	3,030,414
4.500%, 5/20/27	30,063,000	30,471,147
4.750%, 4/30/29	5,957,000	6,172,276
FHLB
1.875%, 9/11/26	20,000,000	19,664,320
4.625%, 11/17/26	10,500,000	10,607,094
4.125%, 1/15/27	30,300,000	30,530,544
4.000%, 6/30/28	615,000	620,809
3.250%, 11/16/28	12,910,000	12,758,875
4.750%, 12/8/28	25,290,000	26,084,245
FHLMC
0.800%, 10/28/26	3,000,000	2,908,407
6.750%, 9/15/29	39,000,000	43,346,800
6.750%, 3/15/31	2,510,000	2,865,674
6.250%, 7/15/32	47,700,000	54,139,786
FNMA
1.875%, 9/24/26	25,816,000	25,365,415
6.250%, 5/15/29	25,664,000	27,872,913
7.250%, 5/15/30	10,000,000	11,488,188
0.875%, 8/5/30	30,000,000	26,196,855
6.625%, 11/15/30	14,000,000	15,830,926
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	20,144,600
7.125%, 5/1/30	13,000,000	14,818,692
1.500%, 9/15/31	6,700,000	5,828,859
Series B
4.700%, 7/15/33	7,658,000	7,925,740

Total U.S. Government Agency Securities		436,812,524

U.S. Treasury Obligations (36.4%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	196,781
4.375%, 11/15/39	200,000	198,189
4.625%, 2/15/40	200,000	203,314
1.375%, 11/15/40	7,700,000	5,019,595
1.875%, 2/15/41	2,100,000	1,474,786
1.750%, 8/15/41	463,600	314,168
3.750%, 8/15/41	94,000	85,334
2.000%, 11/15/41	422,500	296,281
2.375%, 2/15/42	238,900	176,863
3.000%, 5/15/42	1,010,500	818,901
3.250%, 5/15/42	2,570,500	2,157,562
4.000%, 11/15/42	720,400	665,723
3.875%, 2/15/43	274,500	248,951
3.875%, 5/15/43	700,000	633,722
3.625%, 8/15/43	363,600	316,897
4.375%, 8/15/43	680,100	655,869
3.750%, 11/15/43	421,000	372,481
4.750%, 11/15/43	1,008,700	1,018,628
3.625%, 2/15/44	1,055,000	914,760
4.500%, 2/15/44	94,500	92,378
3.375%, 5/15/44	500,000	416,767
4.625%, 5/15/44	991,200	983,321
3.125%, 8/15/44	3,877,600	3,101,998
3.000%, 11/15/44	483,700	378,060
2.875%, 8/15/45	2,700,000	2,048,650
4.875%, 8/15/45	2,900,000	2,962,078
3.000%, 5/15/47	1,800,000	1,368,487
2.750%, 8/15/47	100,000	72,391
3.000%, 2/15/48	800,000	603,455
3.000%, 8/15/48	200,000	150,178
3.375%, 11/15/48	400,000	320,894
3.000%, 2/15/49	300,000	224,363
2.875%, 5/15/49	200,000	145,758
2.250%, 8/15/49	2,000,000	1,274,781
2.375%, 11/15/49	400,000	261,380
2.000%, 2/15/50	1,100,000	656,914
1.375%, 8/15/50	300,000	150,609
1.625%, 11/15/50	1,300,000	696,718
1.875%, 2/15/51	3,291,000	1,877,862
2.375%, 5/15/51	1,230,000	790,831
2.000%, 8/15/51	2,765,700	1,618,799
1.875%, 11/15/51	625,000	353,192
2.875%, 5/15/52	571,800	407,611
3.625%, 5/15/53	291,200	240,276
4.125%, 8/15/53	558,200	504,116
4.250%, 2/15/54	780,100	719,531
4.500%, 11/15/54	214,100	205,997
4.750%, 8/15/55	1,325,000	1,328,520
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	548,744	407,899
1.000%, 2/15/46 TIPS	136,339	104,809
0.875%, 2/15/47 TIPS	133,827	98,551
1.000%, 2/15/49 TIPS	128,379	94,441
0.250%, 2/15/50 TIPS	376,959	222,072
0.125%, 2/15/51 TIPS	1,240,810	685,734
0.125%, 2/15/52 TIPS	232,096	125,402
1.500%, 2/15/53 TIPS	217,354	173,520
2.125%, 2/15/54 TIPS	263,150	242,427
2.375%, 2/15/55 TIPS	204,752	199,610
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS	8,400,678	8,431,005
0.250%, 7/15/29 TIPS	1,896,401	1,839,056
U.S. Treasury Notes
3.750%, 6/30/27	8,153,500	8,169,563
3.875%, 11/30/27	1,767,800	1,777,471
4.000%, 12/15/27	49,585,100	50,004,724
3.875%, 12/31/27	2,565,700	2,580,233
4.625%, 9/30/28	3,202,000	3,292,738
4.875%, 10/31/28	3,557,600	3,685,169
3.125%, 11/15/28	2,448,000	2,411,183
4.375%, 11/30/28	22,324,900	22,813,215
3.750%, 12/31/28	22,719,900	22,798,104
4.000%, 1/31/29	7,988,300	8,075,667
4.250%, 2/28/29	596,700	608,212
4.625%, 4/30/29	1,964,000	2,026,762
4.500%, 5/31/29	6,357,400	6,536,812
4.250%, 6/30/29	1,393,200	1,421,208
2.625%, 7/31/29	9,142,800	8,799,912
4.000%, 7/31/29	6,959,300	7,038,329
1.625%, 8/15/29	10,294,600	9,551,882
4.000%, 10/31/29	5,301,100	5,362,370
3.875%, 11/30/29	1,305,800	1,314,552
0.625%, 5/15/30	18,349,500	15,955,116
3.625%, 8/31/30	6,480,000	6,448,721
4.125%, 8/31/30	5,749,600	5,847,967
4.625%, 9/30/30	6,353,000	6,605,175
3.750%, 12/31/30	10,616,400	10,608,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/31/31	$3,807,200	$3,848,542
4.250%, 2/28/31	12,231,400	12,510,527
3.875%, 8/31/32	360,000	359,020
4.500%, 11/15/33	29,646,200	30,649,033
4.000%, 2/15/34	20,585,800	20,530,636
4.375%, 5/15/34	12,538,200	12,828,270
3.875%, 8/15/34	10,910,200	10,744,278
4.250%, 11/15/34	9,793,700	9,904,859
4.625%, 2/15/35	5,965,000	6,199,288
4.250%, 5/15/35	12,176,100	12,288,108
4.250%, 8/15/35	6,980,000	7,036,712
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS	300,000	148,111
0.000%, 5/15/41 STRIPS	100,000	47,426
0.000%, 8/15/41 STRIPS	200,000	93,234

Total U.S. Treasury Obligations		393,270,492

Total Long-Term Debt Securities (104.8%) (Cost $1,141,626,856)		1,133,688,092

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
AES Corp. (The)
4.49%, 10/7/25(n)(p)§	500,000	499,563
Crown Castle, Inc.
4.64%, 10/21/25(n)(p)§	500,000	498,650
4.65%, 10/23/25(n)(p)§	750,000	747,778
Glencore Funding LLC
4.34%, 10/16/25(n)(p)§	250,000	249,519
Oracle Corp.
4.26%, 11/19/25(n)(p)§	500,000	497,060

Total Commercial Paper		2,492,570

Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 4/1/26(p)	BRL 1,800,000	315,855

	Number of Shares	Value (Note 1)
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund
4.00% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares
4.05% (7 day yield) (xx)	505,690	505,690

Total Investment Companies		605,690

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills
3.88%, 10/23/25(p)	$2,100,000	2,094,812
3.92%, 11/12/25(p)	1,000,000	995,342
3.93%, 11/18/25(p)	200,000	198,937
3.86%, 12/4/25(p)	1,186,200	1,177,992
3.82%, 12/11/25(p)	9,213,400	9,143,489
3.85%, 12/18/25(p)	500,000	495,816

Total U.S. Treasury Obligations		14,106,388

Total Short-Term Investments (1.6%) (Cost $17,516,065)		17,520,503

Total Investments in Securities (106.4%) (Cost $1,159,142,921)		1,151,208,595
Other Assets Less Liabilities (-6.4%)		(68,779,561)

Net Assets (100%)		$1,082,429,034

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $88,717,467 or 8.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $4,580,134 or 0.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.

(xx)	At September 30, 2025, the Portfolio had loaned securities with a total value of $588,990. This was collateralized by cash of $605,690 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	10	12/2025	AUD	750,048	(2,151)
Canada 10 Year Bond	13	12/2025	CAD	1,143,910	23,840
Euro-Bund	4	12/2025	EUR	603,790	3,542
Euro-OAT	20	12/2025	EUR	2,849,419	27,857
Long Gilt	18	12/2025	GBP	2,199,073	10,766
U.S. Treasury 2 Year Note	7	12/2025	USD	1,458,789	(1,376)
U.S. Treasury 5 Year Note	164	12/2025	USD	17,908,031	54,223
U.S. Treasury 10 Year Note	92	12/2025	USD	10,350,000	26,675
U.S. Treasury 10 Year Ultra
Note	6	12/2025	USD	690,469	6,663
U.S. Treasury Ultra Bond	51	12/2025	USD	6,123,188	164,896

					314,935

Short Contracts
Euro-BTP	(4)	12/2025	EUR	(562,793)	(3,932)
U.S. Treasury 10 Year Ultra
Note	(141)	12/2025	USD	(16,226,016)	(154,274)
U.S. Treasury Long Bond	(44)	12/2025	USD	(5,130,125)	(113,842)
U.S. Treasury Ultra Bond	(11)	12/2025	USD	(1,320,687)	(39,461)

					(311,509)

					3,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	5,865,528	USD	1,047,452	Goldman Sachs Bank USA**	10/2/2025	54,625
EUR	414,000	USD	484,663	Goldman Sachs Bank USA	10/2/2025	1,393
JPY	54,515,127	USD	363,968	Bank of America	10/2/2025	4,664
USD	653,938	CAD	903,699	JPMorgan Chase Bank	10/2/2025	4,589
USD	683,704	JPY	100,313,529	Bank of America	10/2/2025	5,382
USD	485,980	JPY	71,344,228	Barclays Bank plc	10/2/2025	3,550
USD	313,196	TWD	9,332,000	Barclays Bank plc**	10/20/2025	6,553
USD	791,237	JPY	116,537,175	Barclays Bank plc	11/4/2025	259
BRL	4,645,906	USD	857,827	Goldman Sachs Bank USA**	12/2/2025	2,445
MXN	1,979,000	USD	102,223	Goldman Sachs Bank USA	12/17/2025	4,951
MXN	13,908,455	USD	746,642	JPMorgan Chase Bank	12/17/2025	6,579
USD	283,118	MYR	1,187,398	Barclays Bank plc**	12/17/2025	207
USD	107,978	BRL	600,000	Goldman Sachs Bank USA**	4/2/2026	99

Total unrealized appreciation						95,296

BRL	600,000	USD	112,803	Goldman Sachs Bank USA**	10/2/2025	(69)
EUR	643,000	USD	755,162	Barclays Bank plc	10/2/2025	(248)
USD	439,083	AUD	672,271	Barclays Bank plc	10/2/2025	(5,759)
USD	1,153,304	BRL	6,380,797	Goldman Sachs Bank USA**	10/2/2025	(45,586)
USD	135,268	DKK	862,898	JPMorgan Chase Bank	10/2/2025	(449)
USD	5,304,169	EUR	4,535,279	JPMorgan Chase Bank	10/2/2025	(20,475)
USD	3,064,431	GBP	2,279,114	Barclays Bank plc	10/2/2025	(750)
USD	444,404	AUD	672,271	Barclays Bank plc	11/4/2025	(656)
USD	649,302	CAD	903,148	JPMorgan Chase Bank	11/4/2025	(762)
USD	135,542	DKK	860,970	JPMorgan Chase Bank	11/4/2025	(204)
USD	4,085,806	EUR	3,478,279	Barclays Bank plc	11/4/2025	(6,468)
USD	3,065,483	GBP	2,279,114	JPMorgan Chase Bank	11/4/2025	(232)
USD	363,968	JPY	54,326,373	Bank of America	11/4/2025	(4,764)
USD	975,275	PEN	3,459,106	Bank of America**	12/17/2025	(18,994)
USD	210,713	BRL	1,200,000	Goldman Sachs Bank USA**	4/2/2026	(5,044)

Total unrealized depreciation						(110,460)

Net unrealized depreciation						(15,164)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$23,892,752	$—	$23,892,752
Collateralized Mortgage Obligations	—	22,818,990	—	22,818,990
Commercial Mortgage-Backed Securities	—	10,056,315	—	10,056,315
Corporate Bonds
Communication Services	—	3,972,195	—	3,972,195
Consumer Discretionary	—	9,621,354	—	9,621,354
Consumer Staples	—	4,217,055	—	4,217,055
Energy	—	9,447,129	—	9,447,129
Financials	—	53,135,849	—	53,135,849
Health Care	—	3,916,589	—	3,916,589
Industrials	—	7,885,287	—	7,885,287
Information Technology	—	4,288,809	—	4,288,809
Materials	—	2,147,948	—	2,147,948
Real Estate	—	4,585,924	—	4,585,924
Utilities	—	12,203,600	—	12,203,600
Foreign Government Securities	—	11,037,986	—	11,037,986
Forward Currency Contracts	—	95,296	—	95,296
Futures	318,462	—	—	318,462
Mortgage-Backed Securities	—	118,221,680	—	118,221,680
Municipal Bonds	—	2,155,614	—	2,155,614
Short-Term Investments
Commercial Paper	—	2,492,570	—	2,492,570
Foreign Government Treasury Bill	—	315,855	—	315,855
Investment Companies	605,690	—	—	605,690
U.S. Treasury Obligations	—	14,106,388	—	14,106,388
U.S. Government Agency Securities	—	436,812,524	—	436,812,524
U.S. Treasury Obligations	—	393,270,492	—	393,270,492

Total Assets	$924,152	$1,150,698,201	$—	$1,151,622,353

Liabilities:
Forward Currency Contracts	$—	$(110,460)	$—	$(110,460)
Futures	(315,036)	—	—	(315,036)

Total Liabilities	$(315,036)	$(110,460)	$—	$(425,496)

Total	$609,116	$1,150,587,741	$—	$1,151,196,857

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,534,164
Aggregate gross unrealized depreciation	(33,281,596)

Net unrealized depreciation	$(18,747,432)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,169,944,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	6,600	$141,702
ATN International, Inc.	8,530	127,694
Bandwidth, Inc., Class A*	17,680	294,726
Cogent Communications Holdings, Inc.	23,425	898,349
Globalstar, Inc.(x)*	26,680	970,885
IDT Corp., Class B	10,100	528,331
Liberty Latin America Ltd., Class A*	24,100	199,789
Liberty Latin America Ltd., Class C*	56,199	474,319
Lumen Technologies, Inc.*	563,240	3,447,029
Shenandoah Telecommunications Co.	26,948	361,642
Uniti Group, Inc.	76,839	470,255

		7,914,721

Entertainment (0.5%)
AMC Entertainment Holdings, Inc.,
Class A(x)*	243,160	705,164
Atlanta Braves Holdings, Inc., Class A*	8,220	373,764
Atlanta Braves Holdings, Inc., Class C*	28,170	1,171,590
Cinemark Holdings, Inc.	62,100	1,740,042
Eventbrite, Inc., Class A*	36,900	92,988
Golden Matrix Group, Inc.(x)*	4,990	5,639
IMAX Corp.*	27,100	887,525
Lionsgate Studios Corp.*	93,836	647,468
Madison Square Garden Entertainment Corp., Class A*	23,096	1,044,863
Marcus Corp. (The)	15,640	242,576
Playstudios, Inc.*	26,630	25,634
Reservoir Media, Inc.(x)*	7,050	57,387
Sphere Entertainment Co.*	14,716	914,158
Starz Entertainment Corp.	6,255	92,136
Vivid Seats, Inc., Class A*	1,675	27,839

		8,028,773

Interactive Media & Services (0.6%)
Angi, Inc., Class A*	24,200	393,492
Arena Group Holdings, Inc. (The)*	2,500	13,675
Bumble, Inc., Class A*	52,880	322,039
Cargurus, Inc., Class A*	50,100	1,865,223
Cars.com, Inc.*	41,400	505,908
EverQuote, Inc., Class A*	15,130	346,023
fuboTV, Inc.(x)*	191,840	796,136
Getty Images Holdings, Inc.(x)*	31,440	62,251
Grindr, Inc.*	15,230	228,755
MediaAlpha, Inc., Class A*	17,270	196,533
Nextdoor Holdings, Inc.*	82,810	173,073
QuinStreet, Inc.*	27,250	421,557
Rumble, Inc.(x)*	44,000	318,560
Shutterstock, Inc.	18,170	378,844
Teads Holding Co.*	19,040	31,416
Travelzoo*	1,000	9,830
TripAdvisor, Inc.*	65,000	1,056,900
TrueCar, Inc.*	52,690	96,950
Vimeo, Inc.*	72,200	559,550
Webtoon Entertainment, Inc.(x)*	5,300	102,873
Yelp, Inc., Class A*	36,620	1,142,544
Ziff Davis, Inc.*	25,318	964,616
ZipRecruiter, Inc., Class A*	52,000	219,440

		10,206,188

Media (1.0%)
Advantage Solutions, Inc.(x)*	65,950	100,904
Altice USA, Inc., Class A*	146,100	352,101
AMC Networks, Inc., Class A*	27,330	225,199
Boston Omaha Corp., Class A(x)*	12,940	169,255
Cable One, Inc.	3,170	561,248
EchoStar Corp., Class A(x)*	75,765	5,785,415
Emerald Holding, Inc.(x)	8,150	41,484
Entravision Communications Corp., Class A	60,360	140,639
EW Scripps Co. (The), Class A*	56,722	139,536
Gambling.com Group Ltd.*	14,130	115,583
Gannett Co., Inc.*	108,089	446,408
Gray Media, Inc.	27,400	158,372
Ibotta, Inc., Class A(x)*	4,880	135,908
iHeartMedia, Inc., Class A*	93,120	267,254
Integral Ad Science Holding Corp.*	40,580	412,699
John Wiley & Sons, Inc., Class A	23,040	932,429
Magnite, Inc.*	78,683	1,713,716
National CineMedia, Inc.	9,640	43,476
Newsmax, Inc., Class B*	17,700	219,480
PubMatic, Inc., Class A*	21,000	173,880
Scholastic Corp.	14,960	409,605
Sinclair, Inc.	25,390	383,389
Stagwell, Inc., Class A(x)*	57,810	325,470
TechTarget, Inc.(x)*	20,700	120,267
TEGNA, Inc.	83,740	1,702,434
Thryv Holdings, Inc.*	16,580	199,955
WideOpenWest, Inc.*	37,940	195,770

		15,471,876

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	38,300	328,997
Spok Holdings, Inc.	9,320	160,770
Telephone and Data Systems, Inc.	52,500	2,060,100

		2,549,867

Total Communication Services		44,171,425

Consumer Discretionary (9.9%)
Automobile Components (1.3%)
Adient plc*	49,900	1,201,592
American Axle & Manufacturing Holdings, Inc.*	62,675	376,677
Cooper-Standard Holdings, Inc.*	5,600	206,808
Dana, Inc.	71,825	1,439,373
Dorman Products, Inc.*	15,510	2,417,699
Fox Factory Holding Corp.*	22,600	548,954
Garrett Motion, Inc.	70,950	966,339
Gentherm, Inc.*	16,900	575,614
Goodyear Tire & Rubber Co. (The)*	164,623	1,231,380
Holley, Inc.*	41,350	129,839
LCI Industries	13,470	1,254,730
Luminar Technologies, Inc., Class A(x)*	36,325	69,381
Modine Manufacturing Co.*	28,190	4,007,490
Motorcar Parts of America, Inc.*	2,060	34,072
Patrick Industries, Inc.(x)	16,957	1,753,862
Phinia, Inc.	25,510	1,466,315
Solid Power, Inc.*	82,400	285,928
Standard Motor Products, Inc.	12,900	526,578
Strattec Security Corp.*	630	42,878
Visteon Corp.	16,100	1,929,746
XPEL, Inc.(m)*	12,080	399,486

		20,864,741

Automobiles (0.1%)
Livewire Group, Inc.(x)*	52,850	251,038
Winnebago Industries, Inc.	17,446	583,394

		834,432

Broadline Retail (0.1%)
Groupon, Inc.(x)*	13,940	325,499
Kohl’s Corp.(x)	61,000	937,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.*	16,460	$218,095

		1,481,164

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	13,010	336,569
GigaCloud Technology, Inc., Class A*	13,180	374,312
Weyco Group, Inc.	1,070	32,196

		743,077

Diversified Consumer Services (1.4%)
Adtalem Global Education, Inc.*	20,640	3,187,848
American Public Education, Inc.*	9,760	385,227
Carriage Services, Inc., Class A	8,530	379,926
Coursera, Inc.*	70,150	821,456
European Wax Center, Inc., Class A*	41,370	165,066
Frontdoor, Inc.*	41,700	2,805,993
Graham Holdings Co., Class B	1,730	2,036,746
KinderCare Learning Cos., Inc.*	19,500	129,480
Laureate Education, Inc.*	70,400	2,220,416
Lincoln Educational Services Corp.*	16,540	388,690
Matthews International Corp., Class A(x)	18,459	448,185
Mister Car Wash, Inc.*	52,590	280,305
Nerdy, Inc.(x)*	91,970	115,882
OneSpaWorld Holdings Ltd.	56,420	1,192,719
Perdoceo Education Corp.	38,800	1,461,208
Strategic Education, Inc.	12,764	1,097,832
Stride, Inc.*	23,284	3,467,919
Udemy, Inc.*	53,700	376,437
Universal Technical Institute, Inc.*	21,150	688,432
Zspace, Inc.*	1,900	1,862

		21,651,629

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	22,190	245,643
Bally’s Corp.(x)*	3,000	33,300
Biglari Holdings, Inc., Class B*	931	301,318
BJ’s Restaurants, Inc.*	12,134	370,451
Bloomin’ Brands, Inc.	46,890	336,201
Brightstar Lottery plc(x)	71,210	1,228,373
Brinker International, Inc.*	24,210	3,066,923
Cheesecake Factory, Inc. (The)(x)	25,821	1,410,859
Cracker Barrel Old Country Store, Inc.(x)	13,801	608,072
Dave & Buster’s Entertainment, Inc.(x)*	18,110	328,878
Denny’s Corp.*	52,550	274,836
Dine Brands Global, Inc.	6,351	156,997
El Pollo Loco Holdings, Inc.*	20,130	195,261
First Watch Restaurant Group, Inc.*	16,650	260,406
Genius Sports Ltd.*	123,800	1,532,644
Global Business Travel Group I*	70,480	569,478
Golden Entertainment, Inc.	10,620	250,420
Hilton Grand Vacations, Inc.*	34,200	1,429,902
Inspired Entertainment, Inc.*	7,190	67,442
Jack in the Box, Inc.(x)	10,549	208,554
Krispy Kreme, Inc.	74,621	288,783
Kura Sushi USA, Inc., Class A*	5,660	336,261
Life Time Group Holdings, Inc.*	75,850	2,093,460
Lindblad Expeditions Holdings, Inc.*	22,420	286,976
Marriott Vacations Worldwide Corp.	17,900	1,191,424
Monarch Casino & Resort, Inc.	6,700	709,128
Nathan’s Famous, Inc.	880	97,451
Papa John’s International, Inc.	18,742	902,427
Portillo’s, Inc., Class A*	22,690	146,350
Potbelly Corp.*	5,600	95,424
Pursuit Attractions and Hospitality, Inc.*	9,504	343,855
RCI Hospitality Holdings, Inc.	4,740	144,617
Red Rock Resorts, Inc., Class A	27,200	1,660,832
Rush Street Interactive, Inc.*	49,620	1,016,218
Sabre Corp.(x)*	188,520	344,992
Shake Shack, Inc., Class A*	21,700	2,031,337
Six Flags Entertainment Corp.(x)*	51,637	1,173,193
Super Group SGHC Ltd.	84,680	1,117,776
Sweetgreen, Inc., Class A(x)*	52,321	417,522
Target Hospitality Corp.*	23,200	196,736
United Parks & Resorts, Inc.(x)*	20,800	1,075,360
Xponential Fitness, Inc., Class A*	29,470	229,571

		28,775,651

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	1,400	21,896
Beazer Homes USA, Inc.*	16,030	393,536
Cavco Industries, Inc.*	4,330	2,514,561
Century Communities, Inc.	15,100	956,887
Champion Homes, Inc.*	28,700	2,191,819
Cricut, Inc., Class A	35,770	224,993
Dream Finders Homes, Inc., Class A(x)*	12,960	335,923
Ethan Allen Interiors, Inc.	9,554	281,461
Flexsteel Industries, Inc.	1,430	66,281
Green Brick Partners, Inc.*	17,660	1,304,368
Hamilton Beach Brands Holding Co., Class A	2,240	32,189
Helen of Troy Ltd.*	12,298	309,910
Hovnanian Enterprises, Inc., Class A*	2,140	274,969
Installed Building Products, Inc.(x)	13,300	3,280,578
KB Home	39,330	2,502,961
La-Z-Boy, Inc.	21,459	736,473
Legacy Housing Corp.*	7,690	211,552
Leggett & Platt, Inc.	74,500	661,560
LGI Homes, Inc.*	13,000	672,230
Lovesac Co. (The)(x)*	16,910	286,286
M/I Homes, Inc.*	14,550	2,101,602
Meritage Homes Corp.	39,318	2,847,803
Sonos, Inc.*	65,753	1,038,897
Taylor Morrison Home Corp., Class A*	56,920	3,757,289
Traeger, Inc.*	34,610	42,224
Tri Pointe Homes, Inc.*	51,461	1,748,130

		28,796,378

Leisure Products (0.5%)
Acushnet Holdings Corp.	15,600	1,224,444
American Outdoor Brands, Inc.*	600	5,208
Clarus Corp.	28,454	99,589
Escalade, Inc.	670	8,422
Funko, Inc., Class A*	28,710	98,762
JAKKS Pacific, Inc.	5,190	97,209
Johnson Outdoors, Inc., Class A	5,110	206,393
Latham Group, Inc.*	37,290	283,777
Malibu Boats, Inc., Class A*	12,000	389,400
Marine Products Corp.	5,930	52,599
MasterCraft Boat Holdings, Inc.*	9,930	213,098
Outdoor Holding Co.(x)*	31,590	46,753
Peloton Interactive, Inc., Class A*	189,920	1,709,280
Polaris, Inc.	29,800	1,732,274
Smith & Wesson Brands, Inc.	22,035	216,604
Sturm Ruger & Co., Inc.	10,700	465,129
Topgolf Callaway Brands Corp.*	79,653	756,704

		7,605,645

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A*	16,270	74,842
Abercrombie & Fitch Co., Class A*	28,250	2,416,788
Academy Sports & Outdoors, Inc.	39,400	1,970,788
Advance Auto Parts, Inc.(x)	33,500	2,056,900
American Eagle Outfitters, Inc.(x)	97,640	1,670,620
America’s Car-Mart, Inc.*	3,340	97,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Arhaus, Inc., Class A*	28,770	$305,825
Arko Corp.(x)	46,450	212,277
Asbury Automotive Group, Inc.*	10,932	2,672,327
BARK, Inc.*	21,290	17,688
Bed Bath & Beyond, Inc.(x)*	23,300	228,107
Boot Barn Holdings, Inc.*	17,220	2,853,698
Buckle, Inc. (The)	16,339	958,446
Build-A-Bear Workshop, Inc.(x)	7,130	464,947
Caleres, Inc.	18,863	245,974
Camping World Holdings, Inc., Class A	30,790	486,174
Citi Trends, Inc.*	1,580	49,027
Designer Brands, Inc., Class A(x)	23,750	84,075
EVgo, Inc., Class A*	5,860	27,718
Genesco, Inc.*	9,167	265,751
Group 1 Automotive, Inc.	7,207	3,153,135
Haverty Furniture Cos., Inc.	7,570	166,010
J Jill, Inc.	7,840	134,456
Lands’ End, Inc.*	8,260	116,466
MarineMax, Inc.(x)*	8,300	210,239
Monro, Inc.	17,704	318,141
National Vision Holdings, Inc.*	44,892	1,310,397
ODP Corp. (The)*	13,110	365,114
OneWater Marine, Inc., Class A(x)*	3,170	50,213
Petco Health & Wellness Co., Inc., Class A(x)*	54,130	209,483
RealReal, Inc. (The)(x)*	54,980	584,437
Revolve Group, Inc., Class A*	18,600	396,180
Sally Beauty Holdings, Inc.*	68,800	1,120,064
Shoe Carnival, Inc.	13,000	270,270
Signet Jewelers Ltd.(x)	23,370	2,241,650
Sleep Number Corp.(x)*	16,770	117,725
Sonic Automotive, Inc., Class A	7,845	596,926
Stitch Fix, Inc., Class A*	74,480	323,988
ThredUp, Inc., Class A*	50,840	480,438
Tile Shop Holdings, Inc.*	3,690	22,325
Torrid Holdings, Inc.*	13,490	23,608
Upbound Group, Inc.	34,203	808,217
Urban Outfitters, Inc.*	33,560	2,397,191
Victoria’s Secret & Co.*	44,070	1,196,060
Warby Parker, Inc., Class A*	54,890	1,513,866
Winmark Corp.	1,500	746,655
Zumiez, Inc.*	11,020	216,102

		36,248,889

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	65,000	1,294,800
Carter’s, Inc.(x)	19,900	561,578
Ermenegildo Zegna NV(x)	34,500	326,025
Figs, Inc., Class A*	64,300	430,167
G-III Apparel Group Ltd.*	24,300	646,623
Hanesbrands, Inc.*	188,060	1,239,315
Kontoor Brands, Inc.	29,940	2,388,314
Lakeland Industries, Inc.(x)	5,800	85,840
Movado Group, Inc.	9,850	186,855
Oxford Industries, Inc.	8,800	356,752
Rocky Brands, Inc.	2,170	64,644
Steven Madden Ltd.	39,530	1,323,464
Superior Group of Cos., Inc.	3,030	32,482
Wolverine World Wide, Inc.	45,080	1,236,995

		10,173,854

Total Consumer Discretionary		157,175,460

Consumer Staples (2.0%)
Beverages (0.1%)
MGP Ingredients, Inc.	11,270	272,621
National Beverage Corp.*	10,840	400,213
Vita Coco Co., Inc. (The)*	20,150	855,770
Zevia PBC, Class A*	19,730	53,666

		1,582,270

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	16,309	649,261
Chefs’ Warehouse, Inc. (The)*	18,830	1,098,354
Grocery Outlet Holding Corp.*	52,900	849,045
Guardian Pharmacy Services, Inc., Class A*	7,900	207,217
HF Foods Group, Inc.*	22,420	61,879
Ingles Markets, Inc., Class A	7,600	528,656
Natural Grocers by Vitamin Cottage, Inc.	10,850	434,000
PriceSmart, Inc.	13,622	1,650,850
United Natural Foods, Inc.*	41,588	1,564,541
Village Super Market, Inc., Class A	7,410	276,838
Weis Markets, Inc.	8,451	607,373

		7,928,014

Food Products (0.8%)
Alico, Inc.	4,020	139,333
B&G Foods, Inc.(x)	41,590	184,244
Beyond Meat, Inc.(x)*	37,910	71,650
BRC, Inc., Class A(x)*	59,650	93,054
Calavo Growers, Inc.	8,040	206,950
Cal-Maine Foods, Inc.	25,664	2,414,982
Dole plc	38,210	513,542
Forafric Global plc(x)*	880	7,647
Fresh Del Monte Produce, Inc.	18,604	645,931
Hain Celestial Group, Inc. (The)*	100,190	158,300
J & J Snack Foods Corp.	8,703	836,271
John B Sanfilippo & Son, Inc.	4,740	304,687
Lifeway Foods, Inc.*	4,110	114,094
Limoneira Co.	3,350	49,748
Mama’s Creations, Inc.*	10,550	110,881
Marzetti Co. (The)	10,837	1,872,525
Mission Produce, Inc.*	19,870	238,837
Seneca Foods Corp., Class A*	4,460	481,413
Simply Good Foods Co. (The)*	52,430	1,301,313
SunOpta, Inc.*	75,190	440,613
Tootsie Roll Industries, Inc.(x)	9,800	410,816
TreeHouse Foods, Inc.*	27,000	545,670
Utz Brands, Inc.	38,520	468,018
Vital Farms, Inc.*	17,910	736,997
Westrock Coffee Co.(x)*	11,040	53,654

		12,401,170

Household Products (0.3%)
Central Garden & Pet Co.*	4,470	145,945
Central Garden & Pet Co., Class A*	31,201	921,366
Energizer Holdings, Inc.	40,380	1,005,058
Oil-Dri Corp. of America	3,560	217,303
Spectrum Brands Holdings, Inc.	14,300	751,179
WD-40 Co.	7,647	1,511,047

		4,551,898

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	59,000	117,410
Edgewell Personal Care Co.	30,300	616,908
FitLife Brands, Inc.*	200	3,978
Herbalife Ltd.(x)*	49,900	421,156
Honest Co., Inc. (The)*	45,320	166,778
Interparfums, Inc.	10,210	1,004,460
Lifevantage Corp.	1,000	9,730
Medifast, Inc.(x)*	17,500	239,225
Nature’s Sunshine Products, Inc.*	5,260	81,635
Nu Skin Enterprises, Inc., Class A	25,800	314,502
Olaplex Holdings, Inc.(x)*	74,330	97,372
USANA Health Sciences, Inc.*	7,870	216,818
Waldencast plc, Class A(x)*	7,200	14,256

		3,304,228

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	3,030	7,757
Turning Point Brands, Inc.	10,650	1,052,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Corp.	14,253	$796,315

		1,856,931

Total Consumer Staples		31,624,511

Energy (4.7%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	91,800	2,415,258
Aris Water Solutions, Inc., Class A	12,870	317,374
Atlas Energy Solutions, Inc.(x)	38,150	433,765
Borr Drilling Ltd.(x)	133,130	358,120
Bristow Group, Inc., Class A*	12,686	457,711
Cactus, Inc., Class A	38,270	1,510,517
Core Laboratories, Inc.(x)	25,050	309,618
DMC Global, Inc.*	19,750	166,887
Energy Services of America Corp.(x)	4,700	48,645
Expro Group Holdings NV*	59,349	705,066
Flowco Holdings, Inc., Class A	9,000	133,650
Forum Energy Technologies, Inc.*	2,230	59,563
Helix Energy Solutions Group, Inc.*	79,900	524,144
Helmerich & Payne, Inc.	54,700	1,208,323
Innovex International, Inc.*	21,800	404,172
Kodiak Gas Services, Inc.(x)	30,160	1,115,015
Liberty Energy, Inc., Class A	91,360	1,127,382
Mammoth Energy Services, Inc.*	6,190	14,175
Nabors Industries Ltd.(x)*	5,160	210,889
National Energy Services Reunited Corp.*	6,100	62,586
Natural Gas Services Group, Inc.	2,360	66,056
Noble Corp. plc	75,905	2,146,593
Oceaneering International, Inc.*	55,500	1,375,290
Oil States International, Inc.*	41,400	250,884
Patterson-UTI Energy, Inc.	224,205	1,161,382
ProFrac Holding Corp., Class A*	49,100	181,670
ProPetro Holding Corp.*	45,500	238,420
Ranger Energy Services, Inc., Class A	6,850	96,174
RPC, Inc.	37,300	177,548
SEACOR Marine Holdings, Inc.(x)*	8,440	54,776
Seadrill Ltd.*	41,790	1,262,476
Select Water Solutions, Inc., Class A	51,240	547,756
Solaris Energy Infrastructure, Inc., Class A	20,390	814,988
TETRA Technologies, Inc.*	79,550	457,413
Tidewater, Inc.*	27,390	1,460,709
Transocean Ltd.*	409,580	1,277,890
Valaris Ltd.*	35,250	1,719,143

		24,872,028

Oil, Gas & Consumable Fuels (3.2%)
Ardmore Shipping Corp.(x)	22,420	266,125
Berry Corp.	38,200	144,396
BKV Corp.*	9,500	219,735
California Resources Corp.	37,280	1,982,550
Calumet, Inc.(x)*	38,500	702,625
Centrus Energy Corp., Class A(x)*	8,260	2,561,178
Clean Energy Fuels Corp.*	90,259	232,868
CNX Resources Corp.(x)*	79,050	2,539,086
Comstock Resources, Inc.(x)*	47,600	943,908
Core Natural Resources, Inc.	29,774	2,485,534
Crescent Energy Co., Class A	89,162	795,325
CVR Energy, Inc.*	19,190	700,051
Delek US Holdings, Inc.	33,827	1,091,597
DHT Holdings, Inc.	75,800	905,810
Diversified Energy Co. plc(m)	26,390	369,724
Dorian LPG Ltd.	21,738	647,792
Empire Petroleum Corp.(x)*	4,443	20,082
Encore Energy Corp.(x)*	87,390	280,522
Energy Fuels, Inc.(x)*	103,800	1,593,330
Epsilon Energy Ltd.	5,800	29,232
Evolution Petroleum Corp.	14,740	71,047
Excelerate Energy, Inc., Class A	11,010	277,342
FLEX LNG Ltd.	14,400	362,880
FutureFuel Corp.	41,290	160,205
Golar LNG Ltd.	55,400	2,238,714
Granite Ridge Resources, Inc.	28,290	153,049
Green Plains, Inc.*	35,780	314,506
Gulfport Energy Corp.*	8,480	1,534,710
HighPeak Energy, Inc.(x)	26,350	186,295
Infinity Natural Resources, Inc., Class A*	4,800	62,928
International Seaways, Inc.	22,684	1,045,279
Jura Energy Corp.*	690	12
Kinetik Holdings, Inc., Class A(x)	24,760	1,058,242
Kolibri Global Energy, Inc.*	5,500	30,525
Kosmos Energy Ltd.(x)*	262,740	436,148
Magnolia Oil & Gas Corp., Class A	104,180	2,486,777
Murphy Oil Corp.(x)	80,100	2,275,641
NACCO Industries, Inc., Class A	2,040	86,006
Navigator Holdings Ltd.	4,300	66,607
New Fortress Energy, Inc.(x)*	105,400	232,934
NextDecade Corp.*	64,930	440,875
NextNRG, Inc.(x)*	3,500	6,405
Nordic American Tankers Ltd.(x)	131,701	413,541
Northern Oil & Gas, Inc.(x)	55,710	1,381,608
OPAL Fuels, Inc., Class A(x)*	5,100	11,220
Par Pacific Holdings, Inc.*	29,560	1,047,015
PBF Energy, Inc., Class A	57,250	1,727,233
Peabody Energy Corp.	71,880	1,906,258
Prairie Operating Co.(x)*	29,600	58,756
PrimeEnergy Resources Corp.*	1,920	320,698
REX American Resources Corp.*	19,800	606,276
Riley Exploration Permian, Inc.	7,320	198,445
Sable Offshore Corp.*	38,240	667,671
SandRidge Energy, Inc.	17,900	201,912
Scorpio Tankers, Inc.	25,930	1,453,377
SFL Corp. Ltd.(x)	61,865	465,844
SM Energy Co.	60,610	1,513,432
Talos Energy, Inc.*	74,430	713,784
Teekay Corp. Ltd.	32,880	268,958
Teekay Tankers Ltd., Class A	12,850	649,568
Uranium Energy Corp.*	237,880	3,173,319
VAALCO Energy, Inc.(x)	72,790	292,616
Verde Clean Fuels, Inc.*	460	1,403
Vital Energy, Inc.*	16,060	271,253
Vitesse Energy, Inc.(x)	13,700	318,251
W&T Offshore, Inc.(x)	159,644	290,552
World Kinect Corp.	27,840	722,448

		50,714,035

Total Energy		75,586,063

Financials (17.8%)
Banks (10.0%)
1st Source Corp.	13,442	827,490
ACNB Corp.	3,470	152,819
Amalgamated Financial Corp.	13,690	371,683
Amerant Bancorp, Inc., Class A	20,310	391,374
Ameris Bancorp	37,094	2,719,361
Ames National Corp.	1,700	34,374
Arrow Financial Corp.	11,151	315,573
Associated Banc-Corp.	92,210	2,370,719
Atlantic Union Bankshares Corp.	79,697	2,812,507
Axos Financial, Inc.*	29,070	2,460,776
Banc of California, Inc.	73,407	1,214,886
BancFirst Corp.	11,170	1,412,446
Bancorp, Inc. (The)*	24,390	1,826,567
Bank First Corp.	4,990	605,337
Bank of Hawaii Corp.	20,960	1,375,814
Bank of Marin Bancorp	14,300	347,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of NT Butterfield & Son Ltd. (The)	22,970	$985,872
Bank7 Corp.	2,400	111,048
BankFinancial Corp.	260	3,128
BankUnited, Inc.	43,400	1,656,144
Bankwell Financial Group, Inc.	1,800	79,650
Banner Corp.	17,800	1,165,900
Bar Harbor Bankshares	8,656	263,662
BayCom Corp.	5,530	158,987
BCB Bancorp, Inc.	8,440	73,259
Beacon Financial Corp.	54,787	1,299,000
Blue Foundry Bancorp*	12,470	113,352
Blue Ridge Bankshares, Inc.*	2,520	10,660
Bridgewater Bancshares, Inc.*	15,470	272,272
Burke & Herbert Financial Services Corp.	10,381	640,404
Business First Bancshares, Inc.	19,920	470,311
BV Financial, Inc.*	460	7,415
Byline Bancorp, Inc.	23,690	656,924
C&F Financial Corp.	570	38,304
Cadence Bank	102,310	3,840,717
California Bancorp*	4,770	79,564
Camden National Corp.	14,000	540,260
Capital Bancorp, Inc.	4,590	146,421
Capital City Bank Group, Inc.	6,860	286,679
Capitol Federal Financial, Inc.	78,900	501,015
Carter Bankshares, Inc.*	15,060	292,315
Cathay General Bancorp	39,097	1,877,047
CB Financial Services, Inc.	160	5,314
Central Pacific Financial Corp.	15,110	458,437
CF Bankshares, Inc.	110	2,634
Chain Bridge Bancorp, Inc., Class A*	180	5,891
Chemung Financial Corp.	1,110	58,297
ChoiceOne Financial Services, Inc.(x)	3,210	92,962
Citizens & Northern Corp.	9,212	182,490
Citizens Community Bancorp, Inc.	270	4,339
Citizens Financial Services, Inc.	1,423	85,778
City Holding Co.	8,550	1,059,088
Civista Bancshares, Inc.	5,340	108,455
CNB Financial Corp.	12,923	312,737
Coastal Financial Corp.(x)*	6,880	744,210
Colony Bankcorp, Inc.	6,780	115,328
Columbia Financial, Inc.*	22,170	332,772
Community Financial System, Inc.	28,302	1,659,629
Community Trust Bancorp, Inc.	11,915	666,644
Community West Bancshares	3,890	81,068
ConnectOne Bancorp, Inc.	36,358	902,042
Customers Bancorp, Inc.*	16,630	1,087,103
CVB Financial Corp.	76,087	1,438,805
Dime Community Bancshares, Inc.	28,652	854,689
Eagle Bancorp Montana, Inc.	470	8,117
Eagle Bancorp, Inc.	15,450	312,399
Eagle Financial Services, Inc.	890	33,669
Eastern Bankshares, Inc.	111,149	2,017,354
ECB Bancorp, Inc.*	200	3,174
Enterprise Financial Services Corp.	19,447	1,127,537
Equity Bancshares, Inc., Class A	8,680	353,276
Esquire Financial Holdings, Inc.	3,590	366,377
Farmers & Merchants Bancorp, Inc.	6,560	164,066
Farmers National Banc Corp.	17,900	257,939
FB Bancorp, Inc.*	3,150	37,863
FB Financial Corp.	23,606	1,315,798
Fidelity D&D Bancorp, Inc.	860	37,694
Financial Institutions, Inc.	10,860	295,392
Finward Bancorp	80	2,567
Finwise Bancorp*	1,050	20,359
First Bancorp (Nasdaq Stock Exchange)	26,570	1,405,287
First Bancorp (New York Stock Exchange)	98,900	2,180,745
First Bancorp, Inc. (The)	7,109	186,682
First Bank	5,140	83,731
First Busey Corp.	54,751	1,267,486
First Business Financial Services, Inc.	2,820	144,553
First Capital, Inc.(x)	70	3,206
First Commonwealth Financial Corp.	69,063	1,177,524
First Community Bankshares, Inc.	7,920	275,616
First Community Corp.	1,150	32,453
First Financial Bancorp	54,043	1,364,586
First Financial Bankshares, Inc.	73,748	2,481,620
First Financial Corp.	6,050	341,462
First Financial Northwest, Inc.(r)*	1,350	1,431
First Foundation, Inc.*	60,510	337,041
First Internet Bancorp	2,880	64,598
First Interstate BancSystem, Inc., Class A	49,216	1,568,514
First Merchants Corp.	32,747	1,234,562
First Mid Bancshares, Inc.	18,070	684,492
First National Corp.(x)	1,090	24,721
First Savings Financial Group, Inc.	840	26,401
First United Corp.	970	35,667
First Western Financial, Inc.*	3,480	80,127
Firstsun Capital Bancorp*	840	32,584
Five Star Bancorp	7,540	242,788
Flagstar Financial, Inc.	169,823	1,961,456
Flushing Financial Corp.	27,012	373,036
Franklin Financial Services Corp.(x)	770	35,420
FS Bancorp, Inc.	1,320	52,694
Fulton Financial Corp.	100,340	1,869,334
FVCBankcorp, Inc.	5,435	70,492
GBank Financial Holdings, Inc.(x)*	1,250	49,087
German American Bancorp, Inc.	20,270	796,003
Glacier Bancorp, Inc.	63,978	3,113,809
Great Southern Bancorp, Inc.	4,510	276,237
Greene County Bancorp, Inc.	6,660	150,516
Guaranty Bancshares, Inc.	5,980	291,525
Hancock Whitney Corp.	49,287	3,085,859
Hanmi Financial Corp.	14,880	367,387
Hanover Bancorp, Inc.(x)	130	2,918
HarborOne Bancorp, Inc.	27,284	371,062
Hawthorn Bancshares, Inc.	790	24,522
HBT Financial, Inc.	8,800	221,760
Heritage Commerce Corp.	30,500	302,865
Heritage Financial Corp.	26,162	632,859
Hilltop Holdings, Inc.	25,900	865,578
Hingham Institution For Savings (The)(x)	1,440	379,843
Home Bancorp, Inc.	6,320	343,334
Home BancShares, Inc.	111,991	3,169,345
HomeTrust Bancshares, Inc.	8,790	359,863
Hope Bancorp, Inc.	74,114	798,208
Horizon Bancorp, Inc.	22,540	360,865
Independent Bank Corp.	12,440	385,329
Independent Bank Corp./MA	30,243	2,091,908
International Bancshares Corp.	31,590	2,171,812
Investar Holding Corp.	2,660	61,739
John Marshall Bancorp, Inc.	4,570	90,577
Kearny Financial Corp.	51,391	337,639
Lakeland Financial Corp.	13,900	892,380
Landmark Bancorp, Inc.	170	4,537
LCNB Corp.	2,400	35,976
LINKBANCORP, Inc.	3,700	26,381
Live Oak Bancshares, Inc.	17,600	619,872
MainStreet Bancshares, Inc.	260	5,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mechanics Bancorp*	28,780	$383,062
Mercantile Bank Corp.	13,520	608,400
Meridian Corp.	420	6,632
Metrocity Bankshares, Inc.	18,110	501,466
Metropolitan Bank Holding Corp.	5,930	443,683
Mid Penn Bancorp, Inc.	17,170	491,749
Middlefield Banc Corp.	1,020	30,610
Midland States Bancorp, Inc.	14,740	252,644
MidWestOne Financial Group, Inc.	9,230	261,117
MVB Financial Corp.	6,050	151,613
National Bank Holdings Corp., Class A	23,100	892,584
National Bankshares, Inc.	1,500	44,160
NB Bancorp, Inc.	21,860	385,829
NBT Bancorp, Inc.	28,622	1,195,255
Nicolet Bankshares, Inc.	7,540	1,014,130
Northeast Bank	3,630	363,581
Northeast Community Bancorp, Inc.	4,450	91,536
Northfield Bancorp, Inc.	26,443	312,027
Northpointe Bancshares, Inc.	3,320	56,706
Northrim Bancorp, Inc.	9,600	207,936
Northwest Bancshares, Inc.	65,753	814,680
Norwood Financial Corp.(x)	1,550	39,401
Oak Valley Bancorp	1,480	41,692
OceanFirst Financial Corp.	33,679	591,740
OFG Bancorp	24,000	1,043,760
Ohio Valley Banc Corp.	460	17,011
Old National Bancorp	179,162	3,932,606
Old Second Bancorp, Inc.	34,550	597,197
OP Bancorp	2,430	33,826
Orange County Bancorp, Inc.	2,390	60,252
Origin Bancorp, Inc.	15,590	538,167
Orrstown Financial Services, Inc.	10,360	352,033
Park National Corp.	9,448	1,535,583
Parke Bancorp, Inc.	3,220	69,391
Pathward Financial, Inc.	13,950	1,032,439
Patriot National Bancorp, Inc.*	12,780	16,614
PCB Bancorp	5,130	107,730
Peapack-Gladstone Financial Corp.	9,800	270,480
Peoples Bancorp of North Carolina, Inc.	830	25,448
Peoples Bancorp, Inc.	17,308	519,067
Peoples Financial Services Corp.	4,640	225,550
Pioneer Bancorp, Inc.*	2,070	27,034
Plumas Bancorp	960	41,414
Ponce Financial Group, Inc.*	4,390	64,533
Preferred Bank	6,900	623,691
Primis Financial Corp.	15,980	167,950
Princeton Bancorp, Inc.	1,100	35,024
Provident Bancorp, Inc.*	7,620	95,479
Provident Financial Services, Inc.	82,653	1,593,550
QCR Holdings, Inc.	8,850	669,414
RBB Bancorp	10,280	192,853
Red River Bancshares, Inc.	2,350	152,327
Renasant Corp.	56,101	2,069,566
Republic Bancorp, Inc., Class A	4,860	351,135
Rhinebeck Bancorp, Inc.*	240	2,726
Richmond Mutual Bancorp, Inc.	580	8,242
Riverview Bancorp, Inc.	1,310	7,035
S&T Bancorp, Inc.	21,157	795,292
SB Financial Group, Inc.	260	5,015
Seacoast Banking Corp. of Florida	45,019	1,369,928
ServisFirst Bancshares, Inc.	29,930	2,410,263
Shore Bancshares, Inc.	13,875	227,689
Sierra Bancorp	10,346	299,103
Simmons First National Corp., Class A	66,099	1,267,118
SmartFinancial, Inc.	6,930	247,609
Sound Financial Bancorp, Inc.	60	2,764
South Plains Financial, Inc.	7,230	279,440
Southern First Bancshares, Inc.*	5,260	232,071
Southern Missouri Bancorp, Inc.	5,880	309,053
Southside Bancshares, Inc.	16,189	457,339
SR Bancorp, Inc.(x)	710	10,714
Stellar Bancorp, Inc.	24,904	755,587
Sterling Bancorp, Inc.(r)*	4,450	—
Stock Yards Bancorp, Inc.	14,850	1,039,352
Texas Capital Bancshares, Inc.*	24,700	2,087,891
Third Coast Bancshares, Inc.*	5,560	211,113
Timberland Bancorp, Inc.	1,200	39,936
Tompkins Financial Corp.	8,400	556,164
Towne Bank	43,921	1,518,349
TriCo Bancshares	15,372	682,671
Triumph Financial, Inc.*	12,300	615,492
TrustCo Bank Corp.	16,280	590,964
Trustmark Corp.	30,620	1,212,552
UMB Financial Corp.	40,623	4,807,732
Union Bankshares, Inc.	100	2,476
United Bankshares, Inc.	79,134	2,944,576
United Community Banks, Inc.	73,130	2,292,626
United Security Bancshares	270	2,519
Unity Bancorp, Inc.	3,830	187,172
Univest Financial Corp.	21,515	645,880
USCB Financial Holdings, Inc.	4,420	77,129
Valley National Bancorp	292,456	3,100,034
Veritex Holdings, Inc.	29,970	1,004,894
Virginia National Bankshares Corp.	1,250	48,513
WaFd, Inc.	44,467	1,346,905
Washington Trust Bancorp, Inc.	9,420	272,238
WesBanco, Inc.	52,923	1,689,831
West Bancorp, Inc.	11,260	228,803
Westamerica Bancorp	14,274	713,557
Western New England Bancorp, Inc.	3,050	36,631
WSFS Financial Corp.	35,045	1,889,977

		157,925,175

Capital Markets (1.7%)
Acadian Asset Management, Inc.	16,700	804,272
AlTi Global, Inc.*	15,560	55,394
Artisan Partners Asset Management, Inc., Class A	38,790	1,683,486
Bakkt Holdings, Inc., Class A(x)*	3,800	127,870
BGC Group, Inc., Class A	196,690	1,860,687
Cohen & Steers, Inc.	14,629	959,809
Diamond Hill Investment Group, Inc.	2,313	323,843
DigitalBridge Group, Inc.	84,100	983,970
Donnelley Financial Solutions, Inc.*	15,900	817,737
Forge Global Holdings, Inc.*	6,372	107,687
GCM Grosvenor, Inc., Class A(x)	22,180	267,713
Marex Group plc	17,800	598,436
MarketWise, Inc.	1,547	25,572
Moelis & Co., Class A	41,500	2,959,780
Open Lending Corp.*	143,900	303,629
P10, Inc., Class A(x)	30,360	330,317
Patria Investments Ltd., Class A	29,050	424,130
Perella Weinberg Partners, Class A	27,020	576,066
Piper Sandler Cos.	9,880	3,428,261
PJT Partners, Inc., Class A	12,900	2,292,717
Siebert Financial Corp.*	1,700	4,964
Silvercrest Asset Management Group, Inc., Class A	4,840	76,230
StepStone Group, Inc., Class A	34,590	2,259,073
StoneX Group, Inc.*	25,270	2,550,248
Value Line, Inc.	1,350	52,758
Victory Capital Holdings, Inc., Class A	23,100	1,495,956
Virtus Investment Partners, Inc.	4,078	774,942
Westwood Holdings Group, Inc.	400	6,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
WisdomTree, Inc.(x)	72,380	$1,006,082

		27,158,225

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	5,060	296,415
Bread Financial Holdings, Inc.	27,530	1,535,348
Consumer Portfolio Services, Inc.*	4,210	31,785
Dave, Inc.*	5,200	1,036,620
Encore Capital Group, Inc.*	15,700	655,318
Enova International, Inc.*	13,193	1,518,382
FirstCash Holdings, Inc.	21,275	3,370,386
Green Dot Corp., Class A*	23,400	314,262
LendingClub Corp.*	60,630	920,970
LendingTree, Inc.*	5,850	378,670
Medallion Financial Corp.	2,480	25,048
Navient Corp.	41,980	552,037
Nelnet, Inc., Class A	7,749	971,570
NerdWallet, Inc., Class A*	15,010	161,508
Oportun Financial Corp.*	4,000	24,680
OppFi, Inc.	14,870	168,477
PRA Group, Inc.*	29,048	448,501
PROG Holdings, Inc.	24,740	800,586
Regional Management Corp.	6,580	256,357
Upstart Holdings, Inc.(x)*	47,020	2,388,616
Vroom, Inc.*	400	10,812
World Acceptance Corp.*	1,881	318,152

		16,184,500

Financial Services (2.4%)
Acacia Research Corp.*	17,090	55,542
Alerus Financial Corp.	7,240	160,294
AvidXchange Holdings, Inc.*	97,600	971,120
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	707,065
Burford Capital Ltd.(x)	112,530	1,345,859
Cannae Holdings, Inc.	35,390	647,991
Cantaloupe, Inc.*	24,220	256,005
Cass Information Systems, Inc.	7,978	313,775
Compass Diversified Holdings	37,420	247,720
Enact Holdings, Inc.	16,060	615,740
Essent Group Ltd.	58,610	3,725,252
Evertec, Inc.	38,100	1,287,018
Federal Agricultural Mortgage Corp., Class C	4,850	814,703
Flywire Corp.*	67,814	918,202
HA Sustainable Infrastructure Capital, Inc.(x)	68,110	2,090,977
International Money Express, Inc.*	22,240	310,693
Jackson Financial, Inc., Class A	39,610	4,009,720
Marqeta, Inc., Class A*	261,860	1,382,621
Merchants Bancorp	14,510	461,418
NCR Atleos Corp.*	40,520	1,592,841
NewtekOne, Inc.	11,960	136,942
NMI Holdings, Inc., Class A*	43,400	1,663,956
Onity Group, Inc.*	1,100	43,956
Pagseguro Digital Ltd., Class A	106,100	1,061,000
Payoneer Global, Inc.*	159,060	962,313
Paysafe Ltd.(x)*	16,649	215,105
Paysign, Inc.*	3,800	23,902
PennyMac Financial Services, Inc.	16,390	2,030,393
Priority Technology Holdings, Inc.*	3,150	21,640
Radian Group, Inc.	84,100	3,046,102
Remitly Global, Inc.*	81,452	1,327,668
Repay Holdings Corp., Class A*	43,900	229,597
Sezzle, Inc.*	9,660	768,260
StoneCo Ltd., Class A*	135,530	2,562,872
SWK Holdings Corp.	820	11,931
Velocity Financial, Inc.*	2,670	48,434
Walker & Dunlop, Inc.	18,045	1,508,923
Waterstone Financial, Inc.	14,720	229,632

		37,807,182

Insurance (1.9%)
Ambac Financial Group, Inc.*	18,100	150,954
American Coastal Insurance Corp.	18,280	208,209
AMERISAFE, Inc.	11,000	482,240
Baldwin Insurance Group, Inc. (The), Class A(x)*	36,980	1,043,206
Bowhead Specialty Holdings, Inc.*	8,700	235,248
Citizens, Inc., Class A*	7,300	38,325
CNO Financial Group, Inc.	54,601	2,159,470
Crawford & Co., Class A	9,720	104,004
Donegal Group, Inc., Class A	13,044	252,923
eHealth, Inc.*	7,500	32,325
Employers Holdings, Inc.	13,611	578,195
F&G Annuities & Life, Inc.	14,820	463,421
Fidelis Insurance Holdings Ltd.(x)	32,400	588,060
Genworth Financial, Inc., Class A*	234,410	2,086,249
GoHealth, Inc., Class A*	2,570	12,387
Goosehead Insurance, Inc., Class A	13,310	990,530
Greenlight Capital Re Ltd., Class A*	18,493	234,861
Hamilton Insurance Group Ltd., Class B*	22,030	546,344
HCI Group, Inc.	5,000	959,650
Heritage Insurance Holdings, Inc.*	6,920	174,246
Hippo Holdings, Inc.*	13,001	470,116
Horace Mann Educators Corp.	23,137	1,045,098
Investors Title Co.	1,850	495,485
James River Group Holdings Ltd.	28,190	156,455
Kestrel Group Ltd.(x)	1,310	35,776
Kingstone Cos., Inc.	5,900	86,730
Kingsway Financial Services, Inc.*	7,090	103,656
Lemonade, Inc.(x)*	28,650	1,533,635
MBIA, Inc.*	45,620	339,869
Mercury General Corp.	13,500	1,144,530
NI Holdings, Inc.*	2,350	31,866
Oscar Health, Inc., Class A*	109,190	2,066,967
Palomar Holdings, Inc.*	14,110	1,647,343
ProAssurance Corp.*	29,900	717,301
Root, Inc., Class A(x)*	6,370	570,179
Safety Insurance Group, Inc.	8,375	592,029
Selective Insurance Group, Inc.	35,962	2,915,439
Selectquote, Inc.*	96,697	189,526
SiriusPoint Ltd.*	55,380	1,001,824
Skyward Specialty Insurance Group, Inc.*	20,860	992,102
Stewart Information Services Corp.	15,197	1,114,244
Tiptree, Inc., Class A	13,910	266,655
Trupanion, Inc.*	19,900	861,272
United Fire Group, Inc.	10,044	305,538
Universal Insurance Holdings, Inc.	14,290	375,827

		30,400,309

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	900	19,044
Adamas Trust, Inc. (REIT)	44,550	310,513
Advanced Flower Capital, Inc. (REIT)(x)	17,350	66,451
AG Mortgage Investment Trust, Inc. (REIT)	4,230	30,625
Angel Oak Mortgage REIT, Inc. (REIT)	8,770	82,175
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	876,316
Arbor Realty Trust, Inc. (REIT)(x)	101,860	1,243,711
Ares Commercial Real Estate Corp. (REIT)(x)	28,460	128,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT)(x)	46,100	$688,734
Blackstone Mortgage Trust, Inc. (REIT), Class A	97,510	1,795,159
BrightSpire Capital, Inc. (REIT), Class A	102,580	557,009
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	122,144
Chimera Investment Corp. (REIT)	39,423	521,172
Claros Mortgage Trust, Inc. (REIT)*	46,400	154,048
Dynex Capital, Inc. (REIT)(x)	58,900	723,881
Ellington Financial, Inc. (REIT)(x)	51,610	669,898
Franklin BSP Realty Trust, Inc. (REIT)	42,443	460,931
Invesco Mortgage Capital, Inc. (REIT)(x)	31,679	239,493
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	234,900
Ladder Capital Corp. (REIT)	65,148	710,765
MFA Financial, Inc. (REIT)	65,875	605,391
Nexpoint Real Estate Finance, Inc. (REIT)	7,310	103,656
Orchid Island Capital, Inc. (REIT)(x)	60,209	422,065
PennyMac Mortgage Investment Trust (REIT)(x)	50,745	622,134
Ready Capital Corp. (REIT)(x)	85,589	331,229
Redwood Trust, Inc. (REIT)	97,471	564,357
Rithm Property Trust, Inc. (REIT)	4,300	10,836
Seven Hills Realty Trust (REIT)	2,360	24,332
Sunrise Realty Trust, Inc. (REIT)	7,616	79,130
TPG RE Finance Trust, Inc. (REIT)	23,230	198,849
Two Harbors Investment Corp. (REIT)(x)	67,000	661,290

		13,258,593

Total Financials		282,733,984

Health Care (15.9%)
Biotechnology (7.5%)
4D Molecular Therapeutics, Inc.(x)*	32,690	284,076
89bio, Inc.*	61,550	904,785
Abeona Therapeutics, Inc.*	8,960	47,309
Absci Corp.(x)*	96,450	293,208
ACADIA Pharmaceuticals, Inc.*	69,530	1,483,770
Actuate Therapeutics, Inc.*	940	6,289
ADC Therapeutics SA*	16,530	66,120
ADMA Biologics, Inc.*	130,250	1,909,465
Agios Pharmaceuticals, Inc.*	32,000	1,284,480
Akebia Therapeutics, Inc.(x)*	139,670	381,299
Akero Therapeutics, Inc.*	39,050	1,854,094
Aldeyra Therapeutics, Inc.*	34,100	178,002
Alector, Inc.*	49,570	146,727
Alkermes plc*	94,840	2,845,200
Allogene Therapeutics, Inc.(x)*	140,441	174,147
Altimmune, Inc.(x)*	43,300	163,241
Amicus Therapeutics, Inc.*	164,780	1,298,466
AnaptysBio, Inc.(x)*	14,000	428,680
Anavex Life Sciences Corp.(x)*	45,920	408,688
Anika Therapeutics, Inc.*	11,700	109,980
Annexon, Inc.*	81,310	247,995
Apogee Therapeutics, Inc.*	22,120	878,828
Arbutus Biopharma Corp.*	79,900	362,746
Arcellx, Inc.*	24,210	1,987,641
Arcturus Therapeutics Holdings, Inc.*	17,120	315,522
Arcus Biosciences, Inc.*	25,900	352,240
Arcutis Biotherapeutics, Inc.*	59,660	1,124,591
Ardelyx, Inc.*	158,280	872,123
ArriVent Biopharma, Inc.*	15,680	289,296
Arrowhead Pharmaceuticals, Inc.*	73,090	2,520,874
ARS Pharmaceuticals, Inc.(x)*	27,230	273,661
Astria Therapeutics, Inc.*	30,600	222,768
aTyr Pharma, Inc.(x)*	27,600	19,911
Aura Biosciences, Inc.(x)*	20,350	125,763
Aurinia Pharmaceuticals, Inc.*	67,600	746,980
Avidity Biosciences, Inc.*	60,570	2,639,035
Avita Medical, Inc.(x)*	11,520	58,867
Beam Therapeutics, Inc.(x)*	50,600	1,228,062
Benitec Biopharma, Inc.*	1,040	14,591
Bicara Therapeutics, Inc.*	21,580	340,748
BioCryst Pharmaceuticals, Inc.*	139,430	1,058,274
Biohaven Ltd.*	47,120	707,271
Bridgebio Pharma, Inc.*	87,361	4,537,530
Bright Minds Biosciences, Inc.*	190	11,525
Candel Therapeutics, Inc.(x)*	34,890	177,939
Capricor Therapeutics, Inc.(x)*	46,510	335,337
Cardiff Oncology, Inc.*	30,180	62,171
CareDx, Inc.*	25,150	365,681
Cartesian Therapeutics, Inc.(x)*	5,808	59,358
Catalyst Pharmaceuticals, Inc.*	59,820	1,178,454
Celcuity, Inc.*	17,530	865,982
Celldex Therapeutics, Inc.*	36,270	938,305
CG oncology, Inc.(x)*	26,390	1,062,989
Cidara Therapeutics, Inc.*	9,390	899,186
Cogent Biosciences, Inc.*	59,640	856,430
Coherus Oncology, Inc.(x)*	119,670	196,259
Compass Therapeutics, Inc.*	40,780	142,730
Corvus Pharmaceuticals, Inc.(x)*	8,560	63,087
CRISPR Therapeutics AG(x)*	46,240	2,996,814
Cullinan Therapeutics, Inc.*	24,240	143,743
Cytokinetics, Inc.*	62,730	3,447,641
Day One Biopharmaceuticals, Inc.*	33,500	236,175
Denali Therapeutics, Inc.*	69,810	1,013,641
Design Therapeutics, Inc.(x)*	30,680	231,020
DiaMedica Therapeutics, Inc.*	1,340	9,206
Dianthus Therapeutics, Inc.*	13,420	528,077
Disc Medicine, Inc.*	12,510	826,661
Dynavax Technologies Corp.(x)*	69,210	687,255
Dyne Therapeutics, Inc.*	45,320	573,298
Editas Medicine, Inc.*	83,680	290,370
Eledon Pharmaceuticals, Inc.*	2,330	6,035
Emergent BioSolutions, Inc.*	9,540	84,143
Enanta Pharmaceuticals, Inc.*	21,930	262,502
Entrada Therapeutics, Inc.*	13,440	77,952
Erasca, Inc.*	119,880	261,338
Fate Therapeutics, Inc.*	88,970	112,102
Fennec Pharmaceuticals, Inc.*	5,340	49,982
Foghorn Therapeutics, Inc.*	16,070	78,582
Geron Corp.*	323,381	443,032
Gossamer Bio, Inc.*	13,210	34,742
GRAIL, Inc.(x)*	17,040	1,007,575
Greenwich Lifesciences, Inc.*	740	7,363
Gyre Therapeutics, Inc.(x)*	10,260	76,540
Heron Therapeutics, Inc.(x)*	106,560	134,266
Humacyte, Inc.(x)*	90,790	157,975
Ideaya Biosciences, Inc.*	46,320	1,260,367
ImmunityBio, Inc.(x)*	128,510	316,135
Immunome, Inc.(x)*	28,870	338,068
Immunovant, Inc.*	38,170	615,300
Inhibikase Therapeutics, Inc.(x)*	1,440	2,333
Inhibrx Biosciences, Inc.*	10,350	348,588
Inmune Bio, Inc.(x)*	12,290	25,440
Intellia Therapeutics, Inc.(x)*	54,100	934,307
Iovance Biotherapeutics, Inc.(x)*	133,910	290,585
Ironwood Pharmaceuticals, Inc., Class A*	96,380	126,258
Jade Biosciences, Inc.(x)	6,107	52,703
Janux Therapeutics, Inc.*	22,000	537,680
KalVista Pharmaceuticals, Inc.*	23,890	290,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Keros Therapeutics, Inc.*	16,550	$261,821
Kodiak Sciences, Inc.*	40,670	665,768
Korro Bio, Inc.*	4,760	227,956
Krystal Biotech, Inc.*	13,930	2,459,063
Kura Oncology, Inc.*	37,730	333,911
Kymera Therapeutics, Inc.*	25,140	1,422,924
Larimar Therapeutics, Inc.*	39,900	128,877
Lexeo Therapeutics, Inc.*	16,170	107,369
Madrigal Pharmaceuticals, Inc.*	9,850	4,517,801
MannKind Corp.*	148,910	799,647
MeiraGTx Holdings plc*	31,450	258,834
Metsera, Inc.(x)*	27,845	1,457,129
MiMedx Group, Inc.*	64,300	448,814
Mineralys Therapeutics, Inc.*	14,110	535,051
Mirum Pharmaceuticals, Inc.*	22,030	1,615,019
Monopar Therapeutics, Inc.*	1,030	84,120
Monte Rosa Therapeutics, Inc.(x)*	36,220	268,390
Myriad Genetics, Inc.*	46,890	339,015
Neurogene, Inc.(x)*	6,640	115,071
Nkarta, Inc.*	48,500	100,395
Novavax, Inc.(x)*	79,330	687,791
Nurix Therapeutics, Inc.*	33,980	313,975
Nuvalent, Inc., Class A*	24,010	2,076,385
Nuvectis Pharma, Inc.(x)*	980	5,900
Olema Pharmaceuticals, Inc.*	46,510	455,333
Organogenesis Holdings, Inc., Class A*	87,450	369,039
ORIC Pharmaceuticals, Inc.(x)*	34,790	417,480
Oruka Therapeutics, Inc.(x)*	1,630	31,345
Palvella Therapeutics, Inc.(x)*	2,220	139,172
PDL BioPharma, Inc.(r)*	111,727	—
Perspective Therapeutics, Inc.(x)*	43,500	149,205
Praxis Precision Medicines, Inc.*	9,680	513,040
Precigen, Inc.(x)*	139,660	459,481
Prime Medicine, Inc.*	85,930	476,052
Protagonist Therapeutics, Inc.*	37,170	2,469,203
Protalix BioTherapeutics, Inc.*	5,860	13,009
Protara Therapeutics, Inc.(x)*	2,510	10,918
Prothena Corp. plc*	41,240	402,502
PTC Therapeutics, Inc.*	46,970	2,882,549
Puma Biotechnology, Inc.*	6,900	36,639
Recursion Pharmaceuticals, Inc., Class A(x)*	189,701	925,741
REGENXBIO, Inc.*	34,730	335,144
Relay Therapeutics, Inc.*	66,980	349,636
Replimune Group, Inc.*	36,980	154,946
Rezolute, Inc.*	8,070	75,858
Rhythm Pharmaceuticals, Inc.*	30,580	3,088,274
Rigel Pharmaceuticals, Inc.*	23,844	675,501
Rocket Pharmaceuticals, Inc.*	90,140	293,856
Sana Biotechnology, Inc.*	100,550	356,953
Savara, Inc.*	67,280	240,190
Scholar Rock Holding Corp.*	42,530	1,583,817
SELLAS Life Sciences Group, Inc.(x)*	24,980	40,218
Sionna Therapeutics, Inc.*	1,310	38,527
Soleno Therapeutics, Inc.(x)*	22,450	1,517,620
Solid Biosciences, Inc.*	46,880	289,250
Spyre Therapeutics, Inc.(x)*	19,440	325,814
Stoke Therapeutics, Inc.*	22,610	531,335
Syndax Pharmaceuticals, Inc.*	44,110	678,632
Tango Therapeutics, Inc.(x)*	71,630	601,692
Taysha Gene Therapies, Inc.*	99,710	326,052
Tectonic Therapeutic, Inc.*	1,720	26,987
Tevogen Bio Holdings, Inc.(x)*	19,190	15,070
TG Therapeutics, Inc.(x)*	81,140	2,931,183
Tonix Pharmaceuticals Holding Corp.*	7,710	186,274
Tourmaline Bio, Inc.*	13,440	642,835
Travere Therapeutics, Inc.*	49,250	1,177,075
TriSalus Life Sciences, Inc.*	580	2,697
TuHURA Biosciences, Inc.(x)*	2,570	6,374
Twist Bioscience Corp.*	30,922	870,145
Tyra Biosciences, Inc.(x)*	17,650	246,924
Upstream Bio, Inc.(x)*	9,710	182,645
UroGen Pharma Ltd.*	18,000	359,100
Vanda Pharmaceuticals, Inc.*	60,370	301,246
Vaxcyte, Inc.*	66,892	2,409,450
Vera Therapeutics, Inc., Class A*	28,750	835,475
Veracyte, Inc.*	47,090	1,616,600
Verastem, Inc.*	50,220	443,443
Vericel Corp.*	25,460	801,226
Vir Biotechnology, Inc.*	44,720	255,351
Viridian Therapeutics, Inc.*	35,140	758,321
Voyager Therapeutics, Inc.*	25,910	121,000
Xencor, Inc.*	32,400	380,052
Xenon Pharmaceuticals, Inc.*	42,450	1,704,368
XOMA Royalty Corp.*	1,780	68,601
Zenas Biopharma, Inc.(x)*	8,830	196,026
Zymeworks, Inc.*	24,460	417,777

		118,766,844

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.*	26,910	44,940
Alphatec Holdings, Inc.*	64,800	942,192
AngioDynamics, Inc.*	30,160	336,887
Anteris Technologies Global Corp.(x)*	2,300	10,350
Artivion, Inc.*	29,338	1,242,171
AtriCure, Inc.*	27,900	983,475
Avanos Medical, Inc.*	26,400	305,184
Axogen, Inc.*	30,540	544,834
Beta Bionics, Inc.(x)*	10,300	204,661
Bioventus, Inc., Class A*	8,930	59,742
Butterfly Network, Inc., Class A*	31,100	60,023
Ceribell, Inc.*	3,100	35,619
Cerus Corp.*	106,950	170,050
ClearPoint Neuro, Inc.(x)*	3,200	69,728
CONMED Corp.	21,187	996,425
CVRx, Inc.*	6,080	49,066
Delcath Systems, Inc.*	5,300	56,975
Electromed, Inc.*	1,900	46,645
Embecta Corp.	28,900	407,779
Enovis Corp.(x)*	31,900	967,846
Glaukos Corp.*	31,282	2,551,047
Haemonetics Corp.*	28,180	1,373,493
ICU Medical, Inc.*	13,540	1,624,258
Inogen, Inc.*	23,240	189,871
Integer Holdings Corp.*	19,288	1,993,029
Integra LifeSciences Holdings Corp.*	38,490	551,562
iRadimed Corp.	4,900	348,684
iRhythm Technologies, Inc.*	17,560	3,020,144
Kestra Medical Technologies Ltd.(x)*	2,800	66,528
KORU Medical Systems, Inc.*	1,800	6,894
Lantheus Holdings, Inc.*	37,500	1,923,375
LeMaitre Vascular, Inc.	11,390	996,739
LENSAR, Inc.*	2,700	33,345
LivaNova plc*	30,630	1,604,399
Lucid Diagnostics, Inc.*	11,100	11,211
Merit Medical Systems, Inc.*	34,637	2,882,837
Myomo, Inc.(x)*	6,000	5,352
Neogen Corp.*	122,523	699,606
Neuronetics, Inc.(x)*	16,800	45,864
NeuroPace, Inc.*	4,170	42,993
Novocure Ltd.*	59,800	772,616
Omnicell, Inc.*	33,055	1,006,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
OraSure Technologies, Inc.*	70,386	$225,939
Orthofix Medical, Inc.*	23,334	341,610
OrthoPediatrics Corp.*	7,550	139,901
Outset Medical, Inc.(x)*	4,000	56,480
PROCEPT BioRobotics Corp.*	29,340	1,047,145
Pro-Dex, Inc.(x)*	1,400	47,390
Pulmonx Corp.*	22,890	37,082
Pulse Biosciences, Inc.*	8,510	150,627
QuidelOrtho Corp.*	37,900	1,116,155
RxSight, Inc.*	19,100	171,709
Sanara Medtech, Inc.*	1,510	47,912
SANUWAVE Health, Inc.*	1,100	41,228
Semler Scientific, Inc.(x)*	6,800	204,000
SI-BONE, Inc.*	36,700	540,224
Sight Sciences, Inc.*	20,890	71,862
STAAR Surgical Co.*	30,780	827,059
Stereotaxis, Inc.*	8,390	26,093
Surmodics, Inc.*	8,321	248,715
Tactile Systems Technology, Inc.*	22,400	310,016
Tandem Diabetes Care, Inc.*	36,370	441,532
TransMedics Group, Inc.(x)*	18,030	2,022,966
Treace Medical Concepts, Inc.*	35,250	236,527
UFP Technologies, Inc.*	3,990	796,404
Utah Medical Products, Inc.	2,750	173,167
Varex Imaging Corp.*	20,500	254,200
Zimvie, Inc.*	16,830	318,760

		39,179,667

Health Care Providers & Services (3.2%)
AdaptHealth Corp., Class A*	57,167	511,645
Addus HomeCare Corp.*	9,700	1,144,503
agilon health, Inc.*	173,240	178,437
AirSculpt Technologies, Inc.(x)*	30,810	247,096
Alignment Healthcare, Inc.*	71,350	1,245,058
AMN Healthcare Services, Inc.*	22,500	435,600
Ardent Health, Inc.*	6,200	82,150
Astrana Health, Inc.(x)*	23,200	657,720
Aveanna Healthcare Holdings, Inc.*	44,370	393,562
BrightSpring Health Services, Inc.*	47,260	1,397,006
Brookdale Senior Living, Inc.*	128,300	1,086,701
Castle Biosciences, Inc.*	21,550	490,694
Clover Health Investments Corp., Class A(x)*	225,600	690,336
Community Health Systems, Inc.*	68,700	220,527
Concentra Group Holdings Parent, Inc.	60,388	1,263,921
CorVel Corp.*	16,300	1,261,946
Cross Country Healthcare, Inc.*	19,715	279,953
DocGo, Inc.*	66,590	90,562
Enhabit, Inc.*	23,430	187,674
Ensign Group, Inc. (The)	31,170	5,385,241
Fulgent Genetics, Inc.*	12,900	291,540
GeneDx Holdings Corp., Class A*	10,450	1,125,883
Guardant Health, Inc.*	66,270	4,140,550
HealthEquity, Inc.*	47,540	4,505,366
Hims & Hers Health, Inc.(x)*	106,570	6,044,650
Innovage Holding Corp.*	25,970	134,005
Joint Corp. (The)*	13,680	130,507
LifeStance Health Group, Inc.*	81,300	447,150
Nano-X Imaging Ltd.(x)*	43,610	161,357
National HealthCare Corp.	7,300	887,023
National Research Corp.	9,725	124,285
NeoGenomics, Inc.*	80,540	621,769
Nutex Health, Inc.(x)*	1,600	165,312
Oncology Institute, Inc. (The)*	42,600	148,674
OPKO Health, Inc.*	196,300	304,265
Option Care Health, Inc.*	94,925	2,635,118
Owens & Minor, Inc.*	37,000	177,600
PACS Group, Inc.*	21,970	301,648
Pediatrix Medical Group, Inc.*	48,100	805,675
Pennant Group, Inc. (The)*	17,110	431,514
Performant Healthcare, Inc.(x)*	3,230	24,968
Premier, Inc., Class A	51,100	1,420,580
Privia Health Group, Inc.*	59,176	1,473,482
Progyny, Inc.*	47,420	1,020,478
RadNet, Inc.*	37,130	2,829,677
SBC Medical Group Holdings, Inc.(x)*	2,800	12,152
Select Medical Holdings Corp.	59,703	766,587
Sonida Senior Living, Inc.*	1,860	51,559
Surgery Partners, Inc.*	43,130	933,333
Talkspace, Inc.*	57,980	160,025
US Physical Therapy, Inc.	9,887	839,901
Viemed Healthcare, Inc.*	4,260	28,925

		50,395,890

Health Care Technology (0.4%)
Claritev Corp.(x)*	1,200	63,696
Definitive Healthcare Corp., Class A*	62,260	252,776
Evolent Health, Inc., Class A*	62,650	530,019
Health Catalyst, Inc.*	33,140	94,449
HealthStream, Inc.	13,000	367,120
LifeMD, Inc.(x)*	28,730	195,077
OptimizeRx Corp.*	27,900	571,950
Phreesia, Inc.*	30,800	724,416
Schrodinger, Inc.*	28,835	578,430
Simulations Plus, Inc.*	6,900	103,983
Teladoc Health, Inc.(x)*	95,600	738,988
Waystar Holding Corp.*	50,910	1,930,507

		6,151,411

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A(x)*	59,000	689,710
Adaptive Biotechnologies Corp.*	83,500	1,249,160
Alpha Teknova, Inc.*	2,500	15,475
Azenta, Inc.*	22,800	654,816
BioLife Solutions, Inc.*	17,850	455,353
Codexis, Inc.*	65,790	160,528
CryoPort, Inc.*	27,870	264,208
Cytek Biosciences, Inc.*	100,875	350,036
Fortrea Holdings, Inc.*	26,200	220,604
Ginkgo Bioworks Holdings, Inc., Class A*	10,530	153,527
Lifecore Biomedical, Inc.*	6,090	44,822
Maravai LifeSciences Holdings, Inc., Class A*	78,730	225,955
MaxCyte, Inc.*	60,760	96,001
Mesa Laboratories, Inc.	2,400	160,824
Niagen Bioscience, Inc.*	29,150	271,970
OmniAb, Inc.*	73,958	118,333
Pacific Biosciences of California, Inc.*	227,310	290,957
Personalis, Inc.*	10,400	67,808
Quanterix Corp.(x)*	27,200	147,696
Quantum-Si, Inc.(x)*	136,320	192,211
Standard BioTools, Inc.*	169,430	220,259

		6,050,253

Pharmaceuticals (2.0%)
Aardvark Therapeutics, Inc.*	500	6,645
Aclaris Therapeutics, Inc.*	7,600	14,440
Alumis, Inc.*	40,512	161,643
Amneal Pharmaceuticals, Inc.*	93,066	931,591
Amphastar Pharmaceuticals, Inc.*	20,500	546,325
Amylyx Pharmaceuticals, Inc.*	39,000	530,010
ANI Pharmaceuticals, Inc.*	10,380	950,808
Aquestive Therapeutics, Inc.(x)*	53,980	301,748
Arvinas, Inc.*	36,080	307,402
Atea Pharmaceuticals, Inc.*	69,590	201,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Avadel Pharmaceuticals plc (ADR)*	51,900	$792,513
Axsome Therapeutics, Inc.*	22,330	2,711,979
BioAge Labs, Inc.*	4,000	23,520
Biote Corp., Class A*	5,300	15,900
Collegium Pharmaceutical, Inc.*	21,600	755,784
CorMedix, Inc.(x)*	35,910	417,633
Crinetics Pharmaceuticals, Inc.*	48,110	2,003,781
Edgewise Therapeutics, Inc.*	40,770	661,289
Enliven Therapeutics, Inc.*	19,770	404,692
Esperion Therapeutics, Inc.*	162,730	431,234
Eton Pharmaceuticals, Inc.*	4,800	104,304
Evolus, Inc.*	33,100	203,234
EyePoint Pharmaceuticals, Inc.*	31,760	452,262
Fulcrum Therapeutics, Inc.*	39,360	362,112
Harmony Biosciences Holdings, Inc.*	24,420	673,015
Harrow, Inc.(x)*	15,170	730,891
Indivior plc*	67,800	1,634,658
Innoviva, Inc.*	31,200	569,400
Journey Medical Corp.*	1,100	7,832
LENZ Therapeutics, Inc.*	7,798	363,231
Ligand Pharmaceuticals, Inc.*	9,726	1,722,864
Liquidia Corp.*	37,000	841,380
Maze Therapeutics, Inc.(x)*	4,400	114,092
MBX Biosciences, Inc.*	5,100	89,250
MediWound Ltd.*	2,150	38,743
Mind Medicine MindMed, Inc.*	40,430	476,670
Nuvation Bio, Inc.(x)*	117,730	435,601
Ocular Therapeutix, Inc.*	87,380	1,021,472
Omeros Corp.(x)*	38,990	159,859
Pacira BioSciences, Inc.*	22,400	577,248
Phathom Pharmaceuticals, Inc.*	25,980	305,785
Phibro Animal Health Corp., Class A	14,740	596,380
Prestige Consumer Healthcare, Inc.*	30,000	1,872,000
Rapport Therapeutics, Inc.*	6,450	191,565
scPharmaceuticals, Inc.*	11,540	65,432
Septerna, Inc.(x)*	9,400	176,814
SIGA Technologies, Inc.	32,920	301,218
Supernus Pharmaceuticals, Inc.*	26,600	1,271,214
Tarsus Pharmaceuticals, Inc.*	20,660	1,227,824
Terns Pharmaceuticals, Inc.*	45,820	344,108
Theravance Biopharma, Inc.*	34,900	509,540
Third Harmonic Bio, Inc.(r)*	13,110	—
Trevi Therapeutics, Inc.(x)*	67,600	618,540
Tvardi Therapeutics, Inc.(x)*	800	31,176
WaVe Life Sciences Ltd.*	50,560	370,099
Xeris Biopharma Holdings, Inc.*	77,120	627,757
Zevra Therapeutics, Inc.*	45,430	432,039

		31,690,357

Total Health Care		252,234,422

Industrials (17.7%)
Aerospace & Defense (1.9%)
AAR Corp.*	19,112	1,713,773
AeroVironment, Inc.*	17,752	5,589,927
AerSale Corp.*	30,850	252,662
Archer Aviation, Inc., Class A*	304,650	2,918,547
Astronics Corp.*	16,910	771,265
Byrna Technologies, Inc.(x)*	10,120	224,259
Cadre Holdings, Inc.	14,620	533,776
Ducommun, Inc.*	7,620	732,511
Eve Holding, Inc.(x)*	17,050	64,961
Intuitive Machines, Inc.(x)*	61,140	643,193
Kratos Defense & Security Solutions, Inc.*	92,560	8,457,207
Mercury Systems, Inc.*	30,780	2,382,372
Moog, Inc., Class A	15,433	3,204,971
National Presto Industries, Inc.	2,410	270,281
Park Aerospace Corp.	12,892	262,223
Redwire Corp.(x)*	30,160	271,138
Satellogic, Inc., Class A(x)*	13,460	44,149
V2X, Inc.*	9,150	531,524
VSE Corp.	11,350	1,886,824

		30,755,563

Air Freight & Logistics (0.1%)
Forward Air Corp.(x)*	17,240	442,033
Hub Group, Inc., Class A	32,006	1,102,287
Radiant Logistics, Inc.*	21,130	124,667

		1,668,987

Building Products (1.4%)
American Woodmark Corp.*	9,600	640,896
Apogee Enterprises, Inc.	11,160	486,241
AZZ, Inc.	16,486	1,799,117
CSW Industrials, Inc.	9,220	2,238,155
Gibraltar Industries, Inc.*	18,300	1,149,240
Griffon Corp.	21,063	1,603,948
Insteel Industries, Inc.	7,920	303,653
Janus International Group, Inc.*	79,670	786,343
JELD-WEN Holding, Inc.*	74,196	364,302
Masterbrand, Inc.*	69,310	912,813
Quanex Building Products Corp.	25,027	355,884
Resideo Technologies, Inc.*	90,850	3,922,903
Tecnoglass, Inc.	12,620	844,404
UFP Industries, Inc.	33,982	3,176,977
Zurn Elkay Water Solutions Corp.	84,030	3,951,931

		22,536,807

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	37,032	1,707,916
ACCO Brands Corp.	53,536	213,609
Acme United Corp.(x)	560	23,061
ACV Auctions, Inc., Class A*	93,850	930,054
BrightView Holdings, Inc.*	24,840	332,856
Brink’s Co. (The)	25,240	2,949,546
Casella Waste Systems, Inc., Class A*	34,350	3,259,128
CECO Environmental Corp.*	15,880	813,056
Cimpress plc*	10,000	630,400
CompX International, Inc.(x)	780	18,252
CoreCivic, Inc.*	60,290	1,226,902
Deluxe Corp.(x)	28,261	547,133
Driven Brands Holdings, Inc.*	33,650	542,102
Ennis, Inc.	19,906	363,882
Enviri Corp.*	46,800	593,892
GEO Group, Inc. (The)*	76,420	1,565,846
Healthcare Services Group, Inc.*	39,869	670,995
HNI Corp.	27,112	1,270,197
Interface, Inc., Class A	29,998	868,142
Liquidity Services, Inc.*	11,790	323,400
MillerKnoll, Inc.	41,589	737,789
Mobile Infrastructure Corp., Class A(x)*	1,310	4,611
Montrose Environmental Group, Inc.*	14,920	409,703
NL Industries, Inc.	7,775	47,816
OPENLANE, Inc.*	57,130	1,644,201
Perma-Fix Environmental Services, Inc.(x)*	4,900	49,490
Pitney Bowes, Inc.(x)	92,900	1,059,989
Quad/Graphics, Inc.	12,640	79,126
Steelcase, Inc., Class A	47,972	825,118
UniFirst Corp.	8,805	1,472,108
Vestis Corp.	64,470	292,049
Virco Mfg. Corp.(x)	7,340	56,885

		25,529,254

Construction & Engineering (2.4%)
Ameresco, Inc., Class A*	30,310	1,017,810
Arcosa, Inc.	27,700	2,595,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Argan, Inc.	7,450	$2,011,872
Bowman Consulting Group Ltd., Class A*	6,620	280,423
Centuri Holdings, Inc.*	17,820	377,249
Concrete Pumping Holdings, Inc.	10,730	75,647
Construction Partners, Inc., Class A*	26,230	3,331,210
Dycom Industries, Inc.*	15,276	4,456,926
Fluor Corp.*	95,890	4,034,092
Granite Construction, Inc.(x)	23,215	2,545,525
Great Lakes Dredge & Dock Corp.*	31,400	376,486
IES Holdings, Inc.(x)*	5,050	2,008,133
Limbach Holdings, Inc.(x)*	5,740	557,469
Matrix Service Co.*	8,800	115,104
MYR Group, Inc.*	8,540	1,776,576
NWPX Infrastructure, Inc.*	3,410	180,491
Orion Group Holdings, Inc.*	11,440	95,181
Primoris Services Corp.	30,250	4,154,232
Southland Holdings, Inc.*	2,720	11,669
Sterling Infrastructure, Inc.*	16,980	5,767,766
Tutor Perini Corp.*	29,635	1,943,760

		37,713,388

Electrical Equipment (2.3%)
Allient, Inc.	6,520	291,770
American Superconductor Corp.*	19,170	1,138,506
Amprius Technologies, Inc.(x)*	81,620	858,642
Array Technologies, Inc.(x)*	78,200	637,330
Atkore, Inc.	19,920	1,249,781
Bloom Energy Corp., Class A*	114,800	9,708,636
Complete Solaria, Inc.*	29,200	51,392
EnerSys	21,829	2,465,804
Enovix Corp.(x)*	83,470	832,196
Eos Energy Enterprises, Inc.*	124,300	1,415,777
Fluence Energy, Inc., Class A(x)*	31,690	342,252
Hyliion Holdings Corp.(x)*	100,820	198,615
KULR Technology Group, Inc.*	28,900	120,224
LSI Industries, Inc.	15,720	371,149
NANO Nuclear Energy, Inc.(x)*	13,500	520,560
Net Power, Inc.(x)*	77,960	234,660
NEXTracker, Inc., Class A*	80,262	5,938,585
NuScale Power Corp., Class A(x)*	70,820	2,549,520
Plug Power, Inc.(x)*	437,480	1,019,328
Powell Industries, Inc.(x)	4,960	1,511,858
Power Solutions International, Inc.*	3,700	363,414
Preformed Line Products Co.	2,590	508,029
Shoals Technologies Group, Inc., Class A*	85,950	636,890
SKYX Platforms Corp.(x)*	15,000	16,800
Sunrun, Inc.*	122,760	2,122,520
T1 Energy, Inc.*	72,760	158,617
Thermon Group Holdings, Inc.*	17,300	462,256
Vicor Corp.*	11,860	589,679

		36,314,790

Ground Transportation (0.3%)
ArcBest Corp.	12,730	889,445
Covenant Logistics Group, Inc., Class A	9,580	207,503
FTAI Infrastructure, Inc.(x)	52,920	230,731
Heartland Express, Inc.	24,655	206,609
Hertz Global Holdings, Inc.(x)*	67,450	458,660
Marten Transport Ltd.	33,074	352,569
PAMT Corp.*	3,010	34,314
Proficient Auto Logistics, Inc.(x)*	7,100	48,919
RXO, Inc.*	87,500	1,345,750
Universal Logistics Holdings, Inc.(x)	6,700	157,048
Werner Enterprises, Inc.	35,366	930,833

		4,862,381

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	466,067

Machinery (3.9%)
3D Systems Corp.(x)*	121,500	352,350
Aebi Schmidt Holding AG	16,122	201,041
AirJoule Technologies Corp.*	4,500	21,105
Alamo Group, Inc.	5,500	1,049,950
Albany International Corp., Class A	16,491	878,970
Astec Industries, Inc.	10,643	512,248
Atmus Filtration Technologies, Inc.	44,995	2,028,825
Blue Bird Corp.*	18,050	1,038,777
Chart Industries, Inc.*	25,271	5,057,991
Columbus McKinnon Corp.	15,090	216,391
Douglas Dynamics, Inc.	9,560	298,846
Eastern Co. (The)	750	17,595
Energy Recovery, Inc.*	29,060	448,105
Enerpac Tool Group Corp., Class A	32,713	1,341,233
Enpro, Inc.	12,614	2,850,764
ESCO Technologies, Inc.	14,652	3,093,184
Federal Signal Corp.	34,600	4,117,054
Franklin Electric Co., Inc.	25,022	2,382,094
Gencor Industries, Inc.*	2,010	29,406
Gorman-Rupp Co. (The)	12,247	568,383
Graham Corp.*	3,690	202,581
Greenbrier Cos., Inc. (The)	16,400	757,188
Helios Technologies, Inc.	21,150	1,102,549
Hillenbrand, Inc.	41,738	1,128,596
Hillman Solutions Corp.*	110,370	1,013,197
Hyster-Yale, Inc.	8,080	297,829
JBT Marel Corp.	29,217	4,103,528
Kadant, Inc.	6,300	1,874,754
Kennametal, Inc.	45,000	941,850
L B Foster Co., Class A*	1,140	30,723
Lindsay Corp.	6,175	867,958
Luxfer Holdings plc	13,070	181,673
Manitowoc Co., Inc. (The)*	16,215	162,312
Mayville Engineering Co., Inc.*	9,090	125,078
Microvast Holdings, Inc.(x)*	111,200	428,120
Miller Industries, Inc.	9,060	366,205
Mueller Water Products, Inc., Class A	90,093	2,299,173
Omega Flex, Inc.	5,470	170,582
Park-Ohio Holdings Corp.	2,120	45,029
Proto Labs, Inc.*	17,000	850,510
REV Group, Inc.	28,840	1,634,363
Richtech Robotics, Inc., Class B(x)*	197,400	846,846
SPX Technologies, Inc.*	25,280	4,721,798
Standex International Corp.	5,819	1,233,046
Tennant Co.	11,331	918,491
Terex Corp.	36,100	1,851,930
Titan International, Inc.*	26,300	198,828
Trinity Industries, Inc.	45,100	1,264,604
Wabash National Corp.	24,300	239,841
Watts Water Technologies, Inc., Class A	15,389	4,297,840
Worthington Enterprises, Inc.	16,140	895,609

		61,556,943

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	5,360	77,023
Costamare, Inc.	26,800	319,188
Genco Shipping & Trading Ltd.(x)	22,610	402,458
Himalaya Shipping Ltd.	4,460	36,706
Matson, Inc.	18,470	1,820,957
Pangaea Logistics Solutions Ltd.	12,490	63,449
Safe Bulkers, Inc.	35,690	158,464

		2,878,245

Passenger Airlines (0.6%)
Allegiant Travel Co.*	7,677	466,531
Frontier Group Holdings, Inc.(x)*	94,430	416,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
JetBlue Airways Corp.(x)*	176,710	$869,413
Joby Aviation, Inc.(x)*	257,920	4,162,829
SkyWest, Inc.*	21,670	2,180,435
Strata Critical Medical, Inc.*	41,740	211,204
Sun Country Airlines Holdings, Inc.*	28,750	339,538

		8,646,859

Professional Services (1.9%)
Acuren Corp.*	90,525	1,204,888
Alight, Inc., Class A	226,450	738,227
Asure Software, Inc.*	6,240	51,168
Barrett Business Services, Inc.	13,920	616,934
BlackSky Technology, Inc., Class A(x)*	20,894	421,014
CBIZ, Inc.*	27,600	1,461,696
Conduent, Inc.*	82,700	231,560
CRA International, Inc.	3,700	771,561
CSG Systems International, Inc.	18,465	1,188,777
Exponent, Inc.	29,492	2,049,104
First Advantage Corp.*	44,300	681,777
Forrester Research, Inc.*	10,200	108,120
Franklin Covey Co.*	5,950	115,490
Heidrick & Struggles International, Inc.	10,650	530,050
HireQuest, Inc.(x)	590	5,676
Huron Consulting Group, Inc.*	9,694	1,422,788
IBEX Holdings Ltd.*	5,230	211,920
ICF International, Inc.	10,500	974,400
Innodata, Inc.(x)*	16,610	1,280,133
Insperity, Inc.	18,774	923,681
Kelly Services, Inc., Class A	15,234	199,870
Kforce, Inc.	12,200	365,756
Korn Ferry	27,912	1,953,282
Legalzoom.com, Inc.*	71,540	742,585
Maximus, Inc.	30,458	2,782,947
Mistras Group, Inc.*	5,280	51,955
Planet Labs PBC*	120,390	1,562,662
RCM Technologies, Inc.*	400	10,620
Resolute Holdings Management, Inc.*	1,727	124,603
Resources Connection, Inc.	26,425	133,446
Skillsoft Corp.(x)*	600	7,812
Spire Global, Inc.(x)*	13,300	146,167
TriNet Group, Inc.	16,879	1,129,036
TrueBlue, Inc.*	21,675	132,868
TTEC Holdings, Inc.(x)*	24,585	82,606
Upwork, Inc.*	68,340	1,269,074
Verra Mobility Corp., Class A*	93,510	2,309,697
Willdan Group, Inc.*	7,020	678,764
WNS Holdings Ltd.*	26,030	1,985,308

		30,658,022

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.	21,630	156,601
BlueLinx Holdings, Inc.*	4,700	343,476
Boise Cascade Co.	21,240	1,642,277
Custom Truck One Source, Inc.(x)*	42,900	275,418
Distribution Solutions Group, Inc.*	5,996	180,360
DNOW, Inc.*	57,700	879,925
DXP Enterprises, Inc.*	6,610	787,053
EVI Industries, Inc.	1,030	32,558
GATX Corp.	20,040	3,502,992
Global Industrial Co.	7,701	282,396
Herc Holdings, Inc.	18,220	2,125,545
Hudson Technologies, Inc.*	20,720	205,750
Karat Packaging, Inc.	3,340	84,201
McGrath RentCorp	13,545	1,588,828
MRC Global, Inc.*	44,880	647,170
NPK International, Inc.*	57,902	654,872
Rush Enterprises, Inc., Class A	32,455	1,735,369
Rush Enterprises, Inc., Class B	7,539	432,889
Titan Machinery, Inc.*	13,050	218,457
Transcat, Inc.*	6,290	460,428
Willis Lease Finance Corp.	1,160	159,024
Xometry, Inc., Class A(x)*	23,320	1,270,240

		17,665,829

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	7,040	69,485

Total Industrials		281,322,620

Information Technology (15.3%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.*	36,306	340,550
Applied Optoelectronics, Inc.(x)*	30,030	778,678
Aviat Networks, Inc.*	7,250	166,243
BK Technologies Corp.*	1,870	157,978
Calix, Inc.*	33,140	2,033,802
Clearfield, Inc.(x)*	7,810	268,508
CommScope Holding Co., Inc.*	118,340	1,831,903
Digi International, Inc.*	17,900	652,634
Extreme Networks, Inc.*	67,200	1,387,680
Harmonic, Inc.*	58,839	598,981
Inseego Corp.*	1,270	19,012
NETGEAR, Inc.*	16,829	545,091
NetScout Systems, Inc.*	40,854	1,055,259
Ribbon Communications, Inc.*	68,838	261,584
Viasat, Inc.(x)*	68,140	1,996,502
Viavi Solutions, Inc.*	133,600	1,695,384

		13,789,789

Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc.(x)*	34,350	300,906
Advanced Energy Industries, Inc.	21,183	3,604,076
Aeva Technologies, Inc.*	17,075	247,587
Arlo Technologies, Inc.*	55,590	942,251
Badger Meter, Inc.	16,590	2,962,642
Bel Fuse, Inc., Class A	690	80,281
Bel Fuse, Inc., Class B	4,630	652,923
Belden, Inc.	22,035	2,650,149
Benchmark Electronics, Inc.	18,918	729,289
Climb Global Solutions, Inc.	2,350	316,874
CTS Corp.	18,100	722,914
Daktronics, Inc.*	14,230	297,692
ePlus, Inc.	14,700	1,043,847
Evolv Technologies Holdings, Inc.*	73,530	555,151
Fabrinet*	20,200	7,365,324
Frequency Electronics, Inc.*	6,900	233,979
Insight Enterprises, Inc.*	15,843	1,796,755
Itron, Inc.*	25,790	3,212,402
Kimball Electronics, Inc.*	12,540	374,444
Knowles Corp.*	51,000	1,188,810
Methode Electronics, Inc.	23,900	180,445
MicroVision, Inc.(x)*	228,740	283,638
Mirion Technologies, Inc., Class A*	117,350	2,729,561
M-Tron Industries, Inc.*	700	38,836
Napco Security Technologies, Inc.	17,760	762,792
Neonode, Inc.*	5,200	18,148
nLight, Inc.*	19,400	574,822
Novanta, Inc.*	19,540	1,956,931
OSI Systems, Inc.*	8,468	2,110,564
Ouster, Inc.*	24,450	661,372
PAR Technology Corp.(x)*	22,430	887,779
PC Connection, Inc.	8,730	541,173
Plexus Corp.*	14,495	2,097,282
Powerfleet, Inc.(x)*	51,830	271,589
Red Cat Holdings, Inc.(x)*	41,800	432,630
Richardson Electronics Ltd.	6,550	64,124
Rogers Corp.*	10,484	843,543
Sanmina Corp.*	31,800	3,660,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ScanSource, Inc.*	13,229	$581,944
TTM Technologies, Inc.*	56,601	3,260,218
Vishay Intertechnology, Inc.	77,000	1,178,100
Vishay Precision Group, Inc.*	9,400	301,270
Vuzix Corp.(x)*	18,900	59,157

		52,774,712

IT Services (0.5%)
Applied Digital Corp.*	105,190	2,413,059
ASGN, Inc.*	25,500	1,207,425
Backblaze, Inc., Class A*	5,510	51,133
BigBear.ai Holdings, Inc.*	161,700	1,054,284
Commerce.com, Inc.*	42,660	212,873
Crexendo, Inc.*	1,700	11,050
CSP, Inc.	400	4,620
DigitalOcean Holdings, Inc.*	38,500	1,315,160
Fastly, Inc., Class A*	65,300	558,315
Grid Dynamics Holdings, Inc.*	31,340	241,631
Hackett Group, Inc. (The)	12,259	233,043
Information Services Group, Inc.	17,510	100,682
Rackspace Technology, Inc.(x)*	140,870	198,627
Tucows, Inc., Class A*	7,470	138,606
Unisys Corp.*	46,274	180,469
VTEX, Class A(x)*	7,500	32,850

		7,953,827

Semiconductors & Semiconductor Equipment (3.5%)
ACM Research, Inc., Class A*	24,200	946,946
Aehr Test Systems*	23,660	712,403
Aeluma, Inc.(x)*	9,400	151,340
Alpha & Omega Semiconductor Ltd.*	13,030	364,319
Ambarella, Inc.*	25,580	2,110,862
Atomera, Inc.(x)*	10,100	44,642
Axcelis Technologies, Inc.*	18,300	1,786,812
CEVA, Inc.*	11,500	303,715
Cohu, Inc.*	22,731	462,121
Credo Technology Group Holding Ltd.*	81,954	11,933,322
Diodes, Inc.*	24,298	1,292,897
FormFactor, Inc.*	43,481	1,583,578
Ichor Holdings Ltd.*	18,280	320,266
Impinj, Inc.*	14,480	2,617,260
indie Semiconductor, Inc., Class A(x)*	80,550	327,839
Kopin Corp.*	21,000	51,030
Kulicke & Soffa Industries, Inc.	31,800	1,292,352
MaxLinear, Inc., Class A*	41,993	675,247
Navitas Semiconductor Corp., Class A(x)*	98,820	713,480
NVE Corp.	3,140	204,948
PDF Solutions, Inc.*	15,880	410,022
Penguin Solutions, Inc.*	24,800	651,744
Photronics, Inc.*	30,800	706,860
Power Integrations, Inc.	32,548	1,308,755
Rambus, Inc.*	61,130	6,369,746
Rigetti Computing, Inc.(x)*	177,460	5,286,533
Semtech Corp.*	48,756	3,483,616
Silicon Laboratories, Inc.*	17,670	2,317,067
SiTime Corp.*	11,840	3,567,510
SkyWater Technology, Inc.*	29,850	557,001
Synaptics, Inc.*	23,507	1,606,468
Ultra Clean Holdings, Inc.*	28,080	765,180
Veeco Instruments, Inc.*	31,216	949,903

		55,875,784

Software (6.3%)
8x8, Inc.*	101,080	214,290
A10 Networks, Inc.	35,110	637,247
ACI Worldwide, Inc.*	57,936	3,057,283
Adeia, Inc.	59,283	995,954
Agilysys, Inc.*	14,420	1,517,705
Airship AI Holdings, Inc.(x)*	41,710	215,641
Alarm.com Holdings, Inc.*	26,300	1,396,004
Alkami Technology, Inc.(x)*	38,120	946,901
Amplitude, Inc., Class A*	59,550	638,376
Appian Corp., Class A*	20,000	611,400
Arteris, Inc.*	4,940	49,894
Asana, Inc., Class A(x)*	52,200	697,392
AudioEye, Inc.*	7,720	106,999
AvePoint, Inc.*	74,280	1,114,943
Bit Digital, Inc.(x)*	122,600	367,800
Bitdeer Technologies Group, Class A(x)*	50,200	857,918
Blackbaud, Inc.*	23,297	1,498,230
BlackLine, Inc.*	32,410	1,720,971
Blend Labs, Inc., Class A*	129,660	473,259
Box, Inc., Class A*	79,090	2,552,234
Braze, Inc., Class A*	42,686	1,213,990
C3.ai, Inc., Class A(x)*	67,660	1,173,224
Cerence, Inc.(x)*	40,750	507,745
Cipher Mining, Inc.(x)*	148,210	1,865,964
Cleanspark, Inc.(x)*	151,850	2,201,825
Clear Secure, Inc., Class A	44,540	1,486,745
Clearwater Analytics Holdings, Inc., Class A*	137,928	2,485,463
Commvault Systems, Inc.*	24,774	4,676,836
Consensus Cloud Solutions, Inc.*	10,739	315,405
Core Scientific, Inc.*	154,260	2,767,424
CoreCard Corp.*	1,800	48,456
CS Disco, Inc.*	38,590	249,291
Daily Journal Corp.*	700	325,598
Digimarc Corp.(x)*	12,310	120,269
Digital Turbine, Inc.(x)*	97,570	624,448
Domo, Inc., Class B*	26,660	422,294
D-Wave Quantum, Inc.(x)*	161,052	3,979,595
eGain Corp.*	8,070	70,290
EverCommerce, Inc.(x)*	23,800	264,894
Expensify, Inc., Class A*	5,100	9,435
Five9, Inc.*	42,700	1,033,340
Freshworks, Inc., Class A*	114,490	1,347,547
Hut 8 Corp.*	52,930	1,842,493
I3 Verticals, Inc., Class A(x)*	10,990	356,735
Intapp, Inc.*	29,386	1,201,887
InterDigital, Inc.(x)	14,475	4,997,204
Jamf Holding Corp.*	45,580	487,706
Kaltura, Inc.*	23,780	34,243
Life360, Inc.(x)*	9,000	956,700
LiveRamp Holdings, Inc.*	37,985	1,030,913
MARA Holdings, Inc.(x)*	187,648	3,426,453
Mercurity Fintech Holding, Inc.(x)*	7,600	186,808
Meridianlink, Inc.*	12,580	250,719
Mitek Systems, Inc.*	21,600	211,032
N-able, Inc.*	34,400	268,320
NCR Voyix Corp.*	81,710	1,025,461
NextNav, Inc.*	40,930	585,299
ON24, Inc.*	30,580	174,918
OneSpan, Inc.	21,020	334,008
Ooma, Inc.*	15,400	184,646
Pagaya Technologies Ltd., Class A*	22,690	673,666
PagerDuty, Inc.*	48,240	796,925
Porch Group, Inc.*	43,430	728,755
Progress Software Corp.*	23,597	1,036,616
PROS Holdings, Inc.(x)*	22,700	520,057
Q2 Holdings, Inc.*	34,750	2,515,553
Qualys, Inc.*	20,850	2,759,081
Rapid7, Inc.*	34,760	651,750
Red Violet, Inc.	6,280	328,130
ReposiTrak, Inc.	3,370	49,943
Rezolve AI plc(x)*	75,300	374,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rimini Street, Inc.*	42,080	$196,934
Riot Platforms, Inc.(x)*	185,720	3,534,252
Sapiens International Corp. NV	14,050	604,150
SEMrush Holdings, Inc., Class A*	18,210	128,927
Silvaco Group, Inc.*	1,900	10,279
SoundHound AI, Inc., Class A(x)*	204,730	3,292,058
SoundThinking, Inc.*	9,650	116,379
Sprinklr, Inc., Class A*	75,930	586,180
Sprout Social, Inc., Class A*	25,970	335,532
SPS Commerce, Inc.*	20,900	2,176,526
Synchronoss Technologies, Inc.*	700	4,256
Telos Corp.*	29,060	198,770
Tenable Holdings, Inc.*	66,220	1,930,975
Terawulf, Inc.(x)*	129,240	1,475,921
Varonis Systems, Inc.*	61,920	3,558,542
Verint Systems, Inc.*	35,951	728,008
Vertex, Inc., Class A*	36,380	901,860
Viant Technology, Inc., Class A*	13,140	113,398
Weave Communications, Inc.*	23,800	158,984
WM Technology, Inc.*	22,350	25,926
Workiva, Inc., Class A*	28,600	2,461,888
Xperi, Inc.*	23,283	150,874
Yext, Inc.*	63,000	536,760
Zeta Global Holdings Corp., Class A*	99,450	1,976,072

		100,054,985

Technology Hardware, Storage & Peripherals (0.8%)
CompoSecure, Inc., Class A*	24,560	511,339
Corsair Gaming, Inc.*	19,700	175,724
CPI Card Group, Inc.*	3,660	55,412
Diebold Nixdorf, Inc.*	14,190	809,256
Eastman Kodak Co.(x)*	30,460	195,249
Immersion Corp.	25,820	189,519
IonQ, Inc.(x)*	154,509	9,502,303
Quantum Computing, Inc.(x)*	64,410	1,185,788
Turtle Beach Corp.*	13,320	211,788
Xerox Holdings Corp.	57,700	216,952

		13,053,330

Total Information Technology		243,502,427

Materials (4.2%)
Chemicals (1.6%)
AdvanSix, Inc.	13,500	261,630
American Vanguard Corp.*	21,460	123,180
Arq, Inc.*	6,240	44,678
ASP Isotopes, Inc.*	60,540	582,395
Aspen Aerogels, Inc.*	43,450	302,412
Avient Corp.	48,500	1,598,075
Balchem Corp.	18,225	2,734,843
Cabot Corp.	29,230	2,222,942
Chemours Co. (The)	84,180	1,333,411
Core Molding Technologies, Inc.*	2,880	59,184
Ecovyst, Inc.*	65,350	572,466
Flotek Industries, Inc.(x)*	13,830	201,918
Hawkins, Inc.	10,100	1,845,472
HB Fuller Co.	30,739	1,822,208
Ingevity Corp.*	19,600	1,081,724
Innospec, Inc.	13,700	1,057,092
Intrepid Potash, Inc.*	10,110	309,164
Koppers Holdings, Inc.	10,793	302,204
Kronos Worldwide, Inc.	23,840	136,842
LSB Industries, Inc.*	33,430	263,428
Mativ Holdings, Inc.	33,027	373,535
Minerals Technologies, Inc.	18,040	1,120,645
Orion SA	33,900	256,962
Perimeter Solutions, Inc.*	81,070	1,815,157
PureCycle Technologies, Inc.(x)*	72,570	954,296
Quaker Chemical Corp.	7,500	988,125
Rayonier Advanced Materials, Inc.*	39,560	285,623
Sensient Technologies Corp.	24,605	2,309,179
Solesence, Inc.*	2,120	6,826
Stepan Co.	11,388	543,208
Trinseo plc	2,920	6,862
Tronox Holdings plc	75,630	304,033
Valhi, Inc.(x)	2,320	36,610

		25,856,329

Construction Materials (0.2%)
Knife River Corp.*	34,180	2,627,417
Smith-Midland Corp.*	1,170	43,173
Titan America SA(x)	9,100	135,954
United States Lime & Minerals, Inc.	5,770	759,043

		3,565,587

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	81,150	323,789
Greif, Inc., Class A	14,800	884,448
Greif, Inc., Class B	3,000	184,830
Myers Industries, Inc.	13,300	225,302
O-I Glass, Inc.*	91,000	1,180,270
Ranpak Holdings Corp., Class A*	28,520	160,282
TriMas Corp.	16,900	653,016

		3,611,937

Metals & Mining (2.1%)
Alpha Metallurgical Resources, Inc.*	5,830	956,645
American Battery Technology Co.*	8,500	41,310
Ascent Industries Co.*	900	11,592
Caledonia Mining Corp. plc	6,280	227,399
Century Aluminum Co.*	37,550	1,102,468
Coeur Mining, Inc.*	374,987	7,034,756
Commercial Metals Co.	64,990	3,722,627
Compass Minerals International, Inc.*	19,500	374,400
Constellium SE*	94,130	1,400,654
Contango ORE, Inc.*	5,340	133,126
Critical Metals Corp.(x)*	1,460	9,081
Dakota Gold Corp.*	21,460	97,643
Ferroglobe plc	67,200	305,760
Friedman Industries, Inc.	300	6,568
Hecla Mining Co.	328,349	3,973,023
Idaho Strategic Resources, Inc.*	3,000	101,370
Ivanhoe Electric, Inc.*	46,940	589,097
Kaiser Aluminum Corp.	8,791	678,314
Lifezone Metals Ltd.*	5,090	27,893
MAC Copper Ltd.*	53,450	652,625
Materion Corp.	11,545	1,394,751
Metallus, Inc.*	23,300	385,149
NioCorp Developments Ltd.(x)*	7,700	51,436
Novagold Resources, Inc.*	131,700	1,158,960
Olympic Steel, Inc.	6,980	212,541
Perpetua Resources Corp.*	23,350	472,371
Ramaco Resources, Inc., Class A*	32,840	1,089,960
Ryerson Holding Corp.	12,570	287,350
SSR Mining, Inc.*	113,970	2,783,147
SunCoke Energy, Inc.	42,510	346,882
Tredegar Corp.*	14,409	115,704
United States Antimony Corp.*	37,900	234,980
US Gold Corp.*	4,200	69,216
US Goldmining, Inc.*	300	3,857
Vox Royalty Corp.(x)	3,300	14,190
Warrior Met Coal, Inc.	27,880	1,774,283
Worthington Steel, Inc.	20,580	625,426

		32,466,554

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,168	211,088
Magnera Corp.*	17,000	199,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sylvamo Corp.	18,180	$803,920

		1,214,248

Total Materials		66,714,655

Real Estate (5.7%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	42,386	771,001
Alpine Income Property Trust, Inc. (REIT)	8,340	118,178
American Assets Trust, Inc. (REIT)	24,318	494,142
Armada Hoffler Properties, Inc. (REIT)	33,800	236,938
Broadstone Net Lease, Inc. (REIT)	100,460	1,795,220
CTO Realty Growth, Inc. (REIT)	13,118	213,823
Essential Properties Realty Trust, Inc. (REIT)	111,030	3,304,253
Gladstone Commercial Corp. (REIT)(x)	38,800	478,016
Global Net Lease, Inc. (REIT)	112,759	916,731
Modiv Industrial, Inc. (REIT), Class C(x)	1,700	24,888
NexPoint Diversified Real Estate Trust (REIT)	25,404	93,741
One Liberty Properties, Inc. (REIT)	11,303	250,022

		8,696,953

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	88,984	3,738,218
CareTrust REIT, Inc. (REIT)	110,473	3,831,204
Community Healthcare Trust, Inc. (REIT)	9,600	146,880
Diversified Healthcare Trust (REIT)	122,460	540,049
Global Medical REIT, Inc. (REIT)(x)	6,080	204,957
LTC Properties, Inc. (REIT)	28,369	1,045,681
National Health Investors, Inc. (REIT)	26,028	2,069,226
Sabra Health Care REIT, Inc. (REIT)	129,963	2,422,510
Sila Realty Trust, Inc. (REIT)	31,100	780,610
Strawberry Fields REIT, Inc. (REIT)	2,250	27,675
Universal Health Realty Income Trust (REIT)	4,950	193,891

		15,000,901

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,537,640
Braemar Hotels & Resorts, Inc. (REIT)	62,510	170,652
Chatham Lodging Trust (REIT)	22,650	151,982
DiamondRock Hospitality Co. (REIT)	115,998	923,344
Pebblebrook Hotel Trust (REIT)	61,712	702,900
RLJ Lodging Trust (REIT)	74,476	536,227
Ryman Hospitality Properties, Inc. (REIT)	32,934	2,950,557
Service Properties Trust (REIT)	95,200	257,992
Summit Hotel Properties, Inc. (REIT)	53,600	294,264
Sunstone Hotel Investors, Inc. (REIT)	103,038	965,466
Xenia Hotels & Resorts, Inc. (REIT)	63,400	869,848

		9,360,872

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	24,560	143,185
Innovative Industrial Properties, Inc. (REIT)	15,830	848,171
LXP Industrial Trust (REIT)	163,236	1,462,595
Plymouth Industrial REIT, Inc. (REIT)	24,420	545,299
Terreno Realty Corp. (REIT)	57,150	3,243,262

		6,242,512

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	367,377
City Office REIT, Inc. (REIT)	46,040	320,438
COPT Defense Properties (REIT)	70,510	2,049,021
Douglas Emmett, Inc. (REIT)	90,870	1,414,846
Easterly Government Properties, Inc. (REIT), Class A	25,888	593,612
Empire State Realty Trust, Inc. (REIT), Class A	74,300	569,138
Franklin Street Properties Corp. (REIT)	31,040	49,664
Hudson Pacific Properties, Inc. (REIT)*	178,530	492,743
JBG SMITH Properties (REIT)	43,270	962,757
NET Lease Office Properties (REIT)	6,030	178,850
Paramount Group, Inc. (REIT)*	97,000	634,380
Peakstone Realty Trust (REIT)	16,550	217,136
Piedmont Realty Trust, Inc. (REIT)	72,000	648,000
Postal Realty Trust, Inc. (REIT), Class A	15,180	238,174
SL Green Realty Corp. (REIT)	38,670	2,312,853

		11,048,989

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	610	10,205
Anywhere Real Estate, Inc.*	56,050	593,569
Compass, Inc., Class A*	254,750	2,045,642
Cushman & Wakefield plc*	126,696	2,017,000
eXp World Holdings, Inc.(x)	45,480	484,817
Forestar Group, Inc.*	11,263	299,483
FRP Holdings, Inc.*	7,820	190,495
Kennedy-Wilson Holdings, Inc.	70,024	582,600
Marcus & Millichap, Inc.	16,000	469,600
Maui Land & Pineapple Co., Inc.*	1,740	32,434
Newmark Group, Inc., Class A	84,624	1,578,238
RE/MAX Holdings, Inc., Class A*	21,790	205,480
Real Brokerage, Inc. (The)*	53,770	224,759
RMR Group, Inc. (The), Class A	9,596	150,945
St Joe Co. (The)	21,300	1,053,924
Stratus Properties, Inc.*	2,980	63,057
Tejon Ranch Co.*	12,042	192,431
Transcontinental Realty Investors, Inc.*	1,010	46,591

		10,241,270

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	77,400	613,782
BRT Apartments Corp. (REIT)	11,410	178,681
Centerspace (REIT)	9,149	538,876
Clipper Realty, Inc. (REIT)	14,820	56,316
Elme Communities (REIT)	42,317	713,465
Independence Realty Trust, Inc. (REIT)	130,047	2,131,470
NexPoint Residential Trust, Inc. (REIT)	10,760	346,687
UMH Properties, Inc. (REIT)	39,770	590,585
Veris Residential, Inc. (REIT)	51,400	781,280

		5,951,142

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	73,783	1,486,727
Alexander’s, Inc. (REIT)	1,215	284,905
CBL & Associates Properties, Inc. (REIT)	13,400	409,772
Curbline Properties Corp. (REIT)	58,600	1,306,780
FrontView REIT, Inc. (REIT)	7,900	108,309
Getty Realty Corp. (REIT)	26,575	713,007
InvenTrust Properties Corp. (REIT)	42,530	1,217,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kite Realty Group Trust (REIT)	123,422	$2,752,311
Macerich Co. (The) (REIT)	141,990	2,584,218
NETSTREIT Corp. (REIT)(x)	41,410	747,865
Phillips Edison & Co., Inc. (REIT)	68,960	2,367,397
Saul Centers, Inc. (REIT)	7,150	227,870
SITE Centers Corp. (REIT)	29,300	263,993
Tanger, Inc. (REIT)	61,730	2,088,943
Urban Edge Properties (REIT)	79,900	1,635,553
Whitestone REIT (REIT)	25,200	309,456

		18,504,315

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	20,500	223,040
Four Corners Property Trust, Inc. (REIT)	57,720	1,408,368
Gladstone Land Corp. (REIT)(x)	18,700	171,292
Outfront Media, Inc. (REIT)	76,807	1,407,104
PotlatchDeltic Corp. (REIT)	42,809	1,744,467
Safehold, Inc. (REIT)	33,057	512,053
Smartstop Self Storage REIT, Inc. (REIT)(x)	15,800	594,712

		6,061,036

Total Real Estate		91,107,990

Utilities (3.2%)
Electric Utilities (1.2%)
ALLETE, Inc.	35,423	2,352,087
Genie Energy Ltd., Class B	9,490	141,876
Hawaiian Electric Industries, Inc.*	90,890	1,003,426
MGE Energy, Inc.	20,279	1,707,086
Oklo, Inc., Class A(x)*	57,400	6,407,562
Otter Tail Corp.	22,925	1,879,162
Portland General Electric Co.	61,682	2,714,008
TXNM Energy, Inc.	50,571	2,859,790

		19,064,997

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	65,209	2,681,394
Chesapeake Utilities Corp.	14,000	1,885,660
New Jersey Resources Corp.	57,662	2,776,425
Northwest Natural Holding Co.	21,292	956,649
ONE Gas, Inc.	32,840	2,658,070
RGC Resources, Inc.	2,510	56,324
Southwest Gas Holdings, Inc.	36,196	2,835,595
Spire, Inc.	34,182	2,786,517

		16,636,634

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.(x)*	14,810	289,832
Montauk Renewables, Inc.*	45,680	91,817
Ormat Technologies, Inc.	34,110	3,283,087

		3,664,736

Multi-Utilities (0.4%)
Avista Corp.	48,889	1,848,493
Black Hills Corp.	38,529	2,373,001
Northwestern Energy Group, Inc.	34,768	2,037,753
Unitil Corp.	8,100	387,666

		6,646,913

Water Utilities (0.3%)
American States Water Co.	21,158	1,551,304
Cadiz, Inc.*	33,730	159,205
California Water Service Group	31,440	1,442,782
Consolidated Water Co. Ltd.(x)	9,050	319,284
Global Water Resources, Inc.	7,670	79,001
H2O America	18,170	884,879
Middlesex Water Co.	11,300	611,556
Pure Cycle Corp.*	13,280	147,010
York Water Co. (The)	6,190	188,300

		5,383,321

Total Utilities		51,396,601

Total Common Stocks (99.2%) (Cost $1,058,349,959)		1,577,570,158

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc. *	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	7,191
Sanofi Aatd, Inc., CVR(r)*	19,600	9,518

		18,243

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	33,030	2,230

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	7,376	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		21,271

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $39,320)		56,821

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	38,247,151	38,247,151
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.05% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		52,247,151

Total Short-Term Investments (3.3%) (Cost $52,247,151)		52,247,151

Total Investments in Securities (102.5%) (Cost $1,110,636,430)		1,629,874,130
Other Assets Less Liabilities (-2.5%)		(40,401,649)

Net Assets (100%)		$1,589,472,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $769,210 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $138,676,333. This was collateralized by $91,317,531 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 9/30/25 – 5/15/55 and by cash of $52,247,259 of which $52,247,151 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	82	12/2025	USD	10,067,550	71,875

					71,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$44,171,425	$—	$—		$44,171,425
Consumer Discretionary	157,175,460	—	—		157,175,460
Consumer Staples	31,624,511	—	—		31,624,511
Energy	75,586,063	—	—		75,586,063
Financials	282,732,553	—	1,431		282,733,984
Health Care	252,234,422	—	—	(a)	252,234,422
Industrials	281,322,620	—	—		281,322,620
Information Technology	243,502,427	—	—		243,502,427
Materials	66,714,655	—	—		66,714,655
Real Estate	91,107,990	—	—		91,107,990
Utilities	51,396,601	—	—		51,396,601
Futures	71,875	—	—		71,875
Rights
Health Care	—	8,725	12,546		21,271
Materials	—	35,550	—		35,550
Short-Term Investments
Investment Companies	52,247,151	—	—		52,247,151

Total Assets	$1,629,887,753	$44,275	$13,977		$1,629,946,005

Total Liabilities	$—	$—	$—		$—

Total	$1,629,887,753	$44,275	$13,977		$1,629,946,005

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$698,107,822
Aggregate gross unrealized depreciation	(190,656,101)

Net unrealized appreciation	$507,451,721

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,122,494,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (100.4%)
Biotechnology (46.9%)
AbbVie, Inc.	23,763	$5,502,085
Abivax SA (ADR)*	5,587	474,336
ACADIA Pharmaceuticals, Inc.*	5,500	117,370
Agios Pharmaceuticals, Inc.*	12,591	505,403
Akero Therapeutics, Inc.*	17,971	853,263
Alector, Inc.*	21,354	63,208
Alkermes plc*	13,551	406,530
Allogene Therapeutics, Inc.*	61,082	75,742
Alnylam Pharmaceuticals, Inc.*	11,249	5,129,544
Annexon, Inc.*	15,220	46,421
Apogee Therapeutics, Inc.*	9,440	375,051
Arcellx, Inc.*	6,581	540,300
Argenx SE (ADR)*	10,097	7,447,143
Ascendis Pharma A/S (ADR)*	12,606	2,506,199
Aura Biosciences, Inc.(x)*	7,297	45,096
Avidity Biosciences, Inc.(x)*	39,539	1,722,714
Beam Therapeutics, Inc.(x)*	19,064	462,683
BeOne Medicines Ltd., Class H*	116,155	3,062,858
BeOne Medicines Ltd. (ADR)*	2,442	831,989
Bicara Therapeutics, Inc.(x)*	20,524	324,074
Bicycle Therapeutics plc (ADR)*	23,892	184,924
Biogen, Inc.*	2,176	304,814
Biohaven Ltd.*	14,482	217,375
BridgeBio Oncology Therapeutics, Inc., Class A(x)*	9,880	114,410
Bridgebio Pharma, Inc.*	6,220	323,067
Cabaletta Bio, Inc.*	1,400	3,276
Caris Life Sciences, Inc.*	17,649	533,882
Celcuity, Inc.(x)*	7,826	386,604
Celldex Therapeutics, Inc.*	10,770	278,620
Centessa Pharmaceuticals plc (ADR)(x)*	44,007	1,067,170
CG oncology, Inc.(x)*	14,752	594,211
Climb Bio, Inc.(x)*	6,500	13,065
Crescent Biopharma, Inc.(x)*	4,414	52,482
Cytokinetics, Inc.*	12,766	701,619
Denali Therapeutics, Inc.*	25,433	369,287
Dianthus Therapeutics, Inc.*	2,396	94,283
Disc Medicine, Inc.(x)*	6,472	427,670
Entrada Therapeutics, Inc.*	6,665	38,657
Exact Sciences Corp.*	11,623	635,894
Generation Bio Co.(x)*	3,013	18,440
Gilead Sciences, Inc.	39,190	4,350,090
Ideaya Biosciences, Inc.*	4,833	131,506
Immatics NV(x)*	8,500	72,420
Immuneering Corp., Class A(x)*	12,686	88,802
Immunocore Holdings plc (ADR)*	14,131	513,379
Immunome, Inc.(x)*	50,386	590,020
Incyte Corp.*	6,901	585,274
Insmed, Inc.*	34,432	4,958,552
Ionis Pharmaceuticals, Inc.*	15,079	986,468
Iovance Biotherapeutics, Inc.(x)*	21,291	46,202
Janux Therapeutics, Inc.*	7,679	187,675
Kodiak Sciences, Inc.*	5,500	90,035
Krystal Biotech, Inc.*	4,308	760,491
Kymera Therapeutics, Inc.(x)*	18,432	1,043,251
Kyverna Therapeutics, Inc.(x)*	17,261	103,566
Madrigal Pharmaceuticals, Inc.*	1,202	551,309
Merus NV*	6,699	630,711
Mirum Pharmaceuticals, Inc.*	1,400	102,634
Monte Rosa Therapeutics, Inc.*	22,383	165,858
MoonLake Immunotherapeutics, Class A(x)*	10,732	76,948
Natera, Inc.*	10,315	1,660,406
Neurocrine Biosciences, Inc.*	7,252	1,018,036
Newamsterdam Pharma Co. NV(x)*	1,400	39,816
Nuvalent, Inc., Class A*	7,422	641,855
ORIC Pharmaceuticals, Inc.(x)*	12,900	154,800
Oruka Therapeutics, Inc.(x)*	6,893	132,552
Praxis Precision Medicines, Inc.*	4,486	237,758
Prelude Therapeutics, Inc.*	10,946	15,762
Protagonist Therapeutics, Inc.*	14,729	978,448
Regeneron Pharmaceuticals, Inc.	4,427	2,489,169
Relay Therapeutics, Inc.*	21,592	112,710
Replimune Group, Inc.(x)*	28,411	119,042
Revolution Medicines, Inc.*	23,813	1,112,067
Rhythm Pharmaceuticals, Inc.*	5,782	583,924
Rocket Pharmaceuticals, Inc.*	16,956	55,277
Roivant Sciences Ltd.*	31,715	479,848
Scholar Rock Holding Corp.(x)*	29,946	1,115,189
Sensorion SA(x)*	125,889	50,252
Sionna Therapeutics, Inc.*	3,195	93,965
Soleno Therapeutics, Inc.(x)*	10,987	742,721
Spyre Therapeutics, Inc.(x)*	9,373	157,092
Summit Therapeutics, Inc.(x)*	51,126	1,056,263
Ultragenyx Pharmaceutical, Inc.*	11,536	347,003
uniQure NV*	8,877	518,151
United Therapeutics Corp.*	3,343	1,401,419
UroGen Pharma Ltd.(x)*	4,200	83,790
Vaxcyte, Inc.*	14,294	514,870
Vera Therapeutics, Inc., Class A*	21,333	619,937
Verastem, Inc.*	6,700	59,161
Vertex Pharmaceuticals, Inc.*	9,797	3,836,897
Viridian Therapeutics, Inc.*	6,600	142,428
Voyager Therapeutics, Inc.(x)*	14,167	66,160
Xencor, Inc.*	12,906	151,387
Zai Lab Ltd. (ADR)(x)*	12,968	439,486

		74,114,591

Health Care Equipment & Supplies (15.0%)
Beta Bionics, Inc.(x)*	5,021	99,767
Boston Scientific Corp.*	39,577	3,863,903
Dexcom, Inc.*	5,431	365,452
IDEXX Laboratories, Inc.*	1,671	1,067,585
Intuitive Surgical, Inc.*	16,955	7,582,785
Kestra Medical Technologies Ltd.(x)*	8,226	195,450
Orchestra BioMed Holdings, Inc.*	9,046	22,434
Penumbra, Inc.*	8,645	2,189,951
PROCEPT BioRobotics Corp.(x)*	8,332	297,369
Sonova Holding AG (Registered)	2,374	645,950
Stryker Corp.	19,772	7,309,115

		23,639,761

Health Care Providers & Services (15.0%)
Alignment Healthcare, Inc.*	24,676	430,596
BrightSpring Health Services, Inc.*	36,843	1,089,079
Cardinal Health, Inc.	6,182	970,327
Cencora, Inc.	3,993	1,247,932
Centene Corp.*	4,700	167,696
Cigna Group (The)	9,122	2,629,417
CVS Health Corp.	21,756	1,640,185
Elevance Health, Inc.	4,909	1,586,196
Encompass Health Corp.	5,005	635,735
GeneDx Holdings Corp., Class A*	1,347	145,126
Guardant Health, Inc.*	17,607	1,100,085
HCA Healthcare, Inc.	3,425	1,459,735
Hims & Hers Health, Inc.*	1,900	107,768
McKesson Corp.	470	363,094
Molina Healthcare, Inc.*	1,920	367,411
Quest Diagnostics, Inc.	6,256	1,192,269
RadNet, Inc.*	2,100	160,041
Tenet Healthcare Corp.*	8,776	1,781,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	18,924	$6,534,457

		23,609,028

Health Care Technology (0.8%)
HeartFlow, Inc.(x)*	7,031	236,664
Veeva Systems, Inc., Class A*	3,107	925,606

		1,162,270

Life Sciences Tools & Services (8.0%)
Bio-Rad Laboratories, Inc., Class A*	800	224,312
Bio-Techne Corp.	4,300	239,209
Danaher Corp.	20,121	3,989,189
Ginkgo Bioworks Holdings, Inc., Class A*	1,346	19,625
ICON plc*	1,397	244,475
IQVIA Holdings, Inc.*	2,672	507,520
Repligen Corp.*	1,800	240,606
Revvity, Inc.	5,889	516,171
Sartorius AG (Preference)(q)	1,488	345,728
Tempus AI, Inc., Class A(x)*	3,277	264,486
Thermo Fisher Scientific, Inc.	12,384	6,006,488
Waters Corp.*	300	89,943

		12,687,752

Pharmaceuticals (14.7%)
AstraZeneca plc (ADR)	48,865	3,748,923
Axsome Therapeutics, Inc.*	3,814	463,210
Chugai Pharmaceutical Co. Ltd.	10,600	462,175
Crinetics Pharmaceuticals, Inc.*	20,882	869,735
Eisai Co. Ltd.	4,700	158,113
Eli Lilly & Co.	18,072	13,788,936
Enliven Therapeutics, Inc.(x)*	4,322	88,471
LB Pharmaceuticals, Inc.*	3,185	50,291
LENZ Therapeutics, Inc.(x)*	2,800	130,424
MBX Biosciences, Inc.*	14,297	250,198
MediWound Ltd.*	3,946	71,107
Merck & Co., Inc.	4,900	411,257
Pharvaris NV*	12,724	317,464
Rapport Therapeutics, Inc.(x)*	15,439	458,538
Royalty Pharma plc, Class A	10,297	363,278
Sanofi SA (ADR)	19,412	916,247
Structure Therapeutics, Inc. (ADR)(x)*	6,589	184,492
Tarsus Pharmaceuticals, Inc.*	5,721	339,999
WaVe Life Sciences Ltd.*	16,477	120,612

		23,193,470

Total Common Stocks (100.4%) (Cost $107,901,907)		158,406,872

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc.,expiring 12/17/26*	3,127	938

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp.,expiring 7/22/26*	3,332	365

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc.,expiring 8/31/26(r)*	1,418	—

Total Health Care		1,303

Total Warrants (0.0%)† (Cost $—)		1,303

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	1,843,683	1,843,683

Total Investment Companies		2,443,683

Total Short-Term Investments (1.5%) (Cost $2,443,683)		2,443,683

Total Investments in Securities (101.9%) (Cost $110,345,590)		160,851,858
Other Assets Less Liabilities (-1.9%)		(2,943,049)

Net Assets (100%)		$157,908,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $7,908,974. This was collateralized by $5,634,190 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/9/25 – 5/15/55 and by cash of $2,443,683 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Health Care	$153,681,796	$4,725,076	$—		$158,406,872
Short-Term Investments
Investment Companies	2,443,683	—	—		2,443,683
Warrants
Health Care	1,303	—	—	(a)	1,303

Total Assets	$156,126,782	$4,725,076	$—		$160,851,858

Total Liabilities	$—	$—	$—		$—

Total	$156,126,782	$4,725,076	$—		$160,851,858

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,342,700
Aggregate gross unrealized depreciation	(9,128,889)

Net unrealized appreciation	$49,213,811

Federal income tax cost of investments in securities and derivative instruments, if applicable	$111,638,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	742,945	$32,652,433

Interactive Media & Services (3.1%)
Alphabet, Inc., Class C	194,433	47,354,157

Total Communication Services		80,006,590

Consumer Discretionary (7.8%)
Household Durables (5.8%)
Lennar Corp., Class A	319,069	40,215,457
Sony Group Corp. (ADR)(x)	1,694,256	48,777,630

		88,993,087

Specialty Retail (2.0%)
Lowe’s Cos., Inc.	122,356	30,749,286

Total Consumer Discretionary		119,742,373

Consumer Staples (4.6%)
Beverages (2.9%)
Coca-Cola Co. (The)	472,899	31,362,661
Constellation Brands, Inc., Class A	97,307	13,104,334

		44,466,995

Household Products (1.7%)
Procter & Gamble Co. (The)	176,576	27,130,903

Total Consumer Staples		71,597,898

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Coterra Energy, Inc.	1,106,825	26,176,411
TotalEnergies SE (ADR)	452,730	27,023,454

Total Energy		53,199,865

Financials (21.2%)
Banks (10.5%)
Commerce Bancshares, Inc.	123,349	7,371,336
Cullen/Frost Bankers, Inc.	184,451	23,382,853
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,257,207	35,979,879
PNC Financial Services Group, Inc. (The)	160,091	32,167,085
US Bancorp	742,460	35,883,092
Wells Fargo & Co.	325,713	27,301,264

		162,085,509

Capital Markets (5.0%)
Ameriprise Financial, Inc.	84,933	41,723,336
Blackstone, Inc.	201,598	34,443,019

		76,166,355

Consumer Finance (3.5%)
Capital One Financial Corp.	253,286	53,843,538

Insurance (2.2%)
American International Group, Inc.	415,351	32,621,668
Sony Financial Group, Inc. (ADR)*	338,851	1,253,749

		33,875,417

Total Financials		325,970,819

Health Care (8.6%)
Biotechnology (2.2%)
Amgen, Inc.	119,108	33,612,278

Health Care Equipment & Supplies (3.2%)
Alcon AG(x)	339,144	25,269,620
Medtronic plc	246,776	23,502,946

		48,772,566

Life Sciences Tools & Services (1.7%)
Danaher Corp.	134,150	26,596,579

Pharmaceuticals (1.5%)
Merck & Co., Inc.	279,067	23,422,093

Total Health Care		132,403,516

Industrials (11.3%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	102,197	34,849,177

Ground Transportation (2.4%)
Uber Technologies, Inc.*	384,190	37,639,094

Machinery (6.6%)
Oshkosh Corp.	185,594	24,071,542
Parker-Hannifin Corp.	101,207	76,730,087

		100,801,629

Total Industrials		173,289,900

Information Technology (15.4%)
Electronic Equipment, Instruments & Components (2.4%)
Teledyne Technologies, Inc.*	62,585	36,677,313

Semiconductors & Semiconductor Equipment (4.4%)
Microchip Technology, Inc.	458,622	29,452,705
QUALCOMM, Inc.	229,988	38,260,804

		67,713,509

Software (8.6%)
Adobe, Inc.*	84,056	29,650,754
Microsoft Corp.	128,611	66,614,067
Synopsys, Inc.*	71,963	35,505,825

		131,770,646

Total Information Technology		236,161,468

Materials (12.8%)
Chemicals (9.8%)
Air Products and Chemicals, Inc.	106,604	29,073,043
Corteva, Inc.	734,925	49,702,978
Ecolab, Inc.	143,595	39,324,927
RPM International, Inc.	279,553	32,953,707

		151,054,655

Construction Materials (3.0%)
Martin Marietta Materials, Inc.	73,109	46,079,140

Total Materials		197,133,795

Real Estate (1.3%)
Residential REITs (1.3%)
Equity LifeStyle Properties, Inc. (REIT)	329,565	20,004,595

Total Real Estate		20,004,595

Utilities (7.1%)
Electric Utilities (2.3%)
Xcel Energy, Inc.	429,407	34,631,675

Gas Utilities (2.8%)
Atmos Energy Corp.	250,280	42,735,310

Water Utilities (2.0%)
American Water Works Co., Inc.	224,650	31,269,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$108,636,018

Total Common Stocks (98.8%) (Cost $1,144,159,095)		1,518,146,837

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund 4.03% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	8,102,666	8,102,666

Total Investment Companies		13,102,666

Total Short-Term Investments (0.9%) (Cost $13,102,666)		13,102,666

Total Investments in Securities (99.7%) (Cost $1,157,261,761)		1,531,249,503
Other Assets Less Liabilities (0.3%)		3,970,376

Net Assets (100%)		$1,535,219,879

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $84,887,640. This was collateralized by $73,507,745 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 10/9/25 – 5/15/55 and by cash of $13,102,666 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$80,006,590	$—	$—	$80,006,590
Consumer Discretionary	119,742,373	—	—	119,742,373
Consumer Staples	71,597,898	—	—	71,597,898
Energy	53,199,865	—	—	53,199,865
Financials	324,717,070	1,253,749	—	325,970,819
Health Care	132,403,516	—	—	132,403,516
Industrials	173,289,900	—	—	173,289,900
Information Technology	236,161,468	—	—	236,161,468
Materials	197,133,795	—	—	197,133,795
Real Estate	20,004,595	—	—	20,004,595
Utilities	108,636,018	—	—	108,636,018
Short-Term Investments
Investment Companies	13,102,666	—	—	13,102,666

Total Assets	$1,529,995,754	$1,253,749	$—	$1,531,249,503

Total Liabilities	$—	$—	$—	$—

Total	$1,529,995,754	$1,253,749	$—	$1,531,249,503

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,993,937
Aggregate gross unrealized depreciation	(40,006,877)

Net unrealized appreciation	$373,987,060

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,157,262,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (86.8%)
Energy Equipment & Services (3.5%)
Schlumberger NV	62,255	$2,139,704
Tenaris SA	70,481	1,256,945
Tenaris SA (ADR)	41,111	1,470,541

		4,867,190

Oil, Gas & Consumable Fuels (83.3%)
Antero Resources Corp.*	42,792	1,436,100
ARC Resources Ltd.	202,352	3,690,230
BP plc (ADR)	51,166	1,763,180
Cameco Corp.	17,908	1,501,765
Canadian Natural Resources Ltd.	51,892	1,658,468
Cenovus Energy, Inc.(x)	98,225	1,668,843
Chevron Corp.	77,528	12,039,323
ConocoPhillips	31,438	2,973,720
Coterra Energy, Inc.	219,811	5,198,530
Diamondback Energy, Inc.	21,908	3,135,035
Enbridge, Inc.	44,089	2,224,250
EOG Resources, Inc.	30,192	3,385,127
EQT Corp.	87,402	4,757,291
Equinor ASA	157,396	3,838,869
Equinor ASA (ADR)	37,941	925,002
Expand Energy Corp.	39,607	4,207,848
Exxon Mobil Corp.	79,328	8,944,232
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	41,823	8,060,965
ONEOK, Inc.	59,211	4,320,627
Petroleo Brasileiro SA - Petrobras	379,980	2,403,143
Phillips 66	16,526	2,247,866
Shell plc	358,827	12,771,650
Shell plc (ADR)	16,093	1,151,132
Targa Resources Corp.	23,701	3,970,866
TotalEnergies SE	98,737	5,996,654
TotalEnergies SE (ADR)	46,384	2,768,661
Williams Cos., Inc. (The)	109,166	6,915,666

		113,955,043

Total Energy		118,822,233

Information Technology (0.9%)
Semiconductors & Semiconductor Equipment (0.9%)
First Solar, Inc.*	5,318	1,172,779

Total Information Technology		1,172,779

Utilities (11.3%)
Electric Utilities (5.8%)
American Electric Power Co., Inc.	14,347	1,614,037
Duke Energy Corp.	9,076	1,123,155
Enel SpA	93,420	884,677
Iberdrola SA	72,966	1,379,647
Kansai Electric Power Co., Inc. (The)	8,627	123,584
NextEra Energy, Inc.	21,545	1,626,432
Southern Co. (The)	12,575	1,191,733

		7,943,265

Multi-Utilities (5.5%)
E.ON SE	44,815	842,630
Engie SA	79,894	1,712,311
National Grid plc	80,631	1,157,604
Sempra	28,571	2,570,819
WEC Energy Group, Inc.	10,738	1,230,467

		7,513,831

Total Utilities		15,457,096

Total Investments in Securities (99.0%) (Cost $100,548,567)		135,452,108
Other Assets Less Liabilities (1.0%)		1,416,947

Net Assets (100%)		$136,869,055

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at September 30, 2025, the Portfolio had loaned securities with a total value of $1,075,467. This was collateralized by $1,117,829 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/26 – 2/15/55.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$94,958,115	$23,864,118	$—	(a)	$118,822,233
Information Technology	1,172,779	—	—		1,172,779
Utilities	9,356,643	6,100,453	—		15,457,096

Total Assets	$105,487,537	$29,964,571	$—		$135,452,108

Total Liabilities	$—	$—	$—		$—

Total	$105,487,537	$29,964,571	$—		$135,452,108

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,624,880
Aggregate gross unrealized depreciation	(4,882,770)

Net unrealized appreciation	$34,742,110

Federal income tax cost of investments in securities and derivative instruments, if applicable	$100,709,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	2,500	$122,700
Cogent Communications Holdings, Inc.(x)	600	23,010
GCI Liberty, Inc., Class C*	100	3,727
Globalstar, Inc.(x)*	753	27,402
IDT Corp., Class B	300	15,693
Iridium Communications, Inc.	1,200	20,952
Lumen Technologies, Inc.*	11,200	68,544

		282,028

Entertainment (1.7%)
Atlanta Braves Holdings, Inc., Class C*	600	24,954
Cinemark Holdings, Inc.	1,200	33,624
Liberty Media Corp.-Liberty Formula One, Class C*	1,000	104,450
Live Nation Entertainment, Inc.*	2,200	359,480
Madison Square Garden Entertainment Corp., Class A*	500	22,620
Netflix, Inc.*	20,726	24,848,816
ROBLOX Corp., Class A*	8,700	1,205,124
Roku, Inc.*	200	20,026
Spotify Technology SA*	7,559	5,276,182
Take-Two Interactive Software, Inc.*	900	232,524
TKO Group Holdings, Inc., Class A	400	80,784

		32,208,584

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	205,933	50,062,312
Alphabet, Inc., Class C	40,075	9,760,266
Cargurus, Inc., Class A*	1,200	44,676
fuboTV, Inc.*	5,100	21,165
Grindr, Inc.*	1,100	16,522
Meta Platforms, Inc., Class A	88,271	64,824,457
Pinterest, Inc., Class A*	4,500	144,765
Reddit, Inc., Class A*	55,400	12,741,446
Rumble, Inc.(x)*	2,900	20,996
TripAdvisor, Inc.*	1,200	19,512
Trump Media & Technology Group Corp.(x)*	1,300	21,346
Yelp, Inc., Class A*	1,100	34,320

		137,711,783

Media (0.0%)†
DoubleVerify Holdings, Inc.*	2,000	23,960
John Wiley & Sons, Inc., Class A	500	20,235
Liberty Broadband Corp., Class C*	500	31,770
Magnite, Inc.*	1,900	41,382
Nexstar Media Group, Inc., Class A(x)	200	39,548
Trade Desk, Inc. (The), Class A*	6,400	313,664

		470,559

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,300	11,167

Total Communication Services		170,684,121

Consumer Discretionary (8.4%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	400	62,352
LCI Industries	200	18,630
Modine Manufacturing Co.*	700	99,512
Patrick Industries, Inc.(x)	500	51,715

		232,209

Automobiles (1.2%)
Tesla, Inc.*	53,130	23,627,974

Broadline Retail (3.4%)
Amazon.com, Inc.*	266,291	58,469,515
Coupang, Inc., Class A*	117,506	3,783,693
Etsy, Inc.*	1,000	66,390
MercadoLibre, Inc.*	1,164	2,720,198

		65,039,796

Distributors (0.0%)†
Pool Corp.	112	34,728

Diversified Consumer Services (0.1%)
Adtalem Global Education, Inc.*	500	77,225
Bright Horizons Family Solutions, Inc.*	200	21,714
Coursera, Inc.*	2,000	23,420
Duolingo, Inc., Class A*	500	160,920
Frontdoor, Inc.*	1,100	74,019
Grand Canyon Education, Inc.*	100	21,952
H&R Block, Inc.	700	35,399
Laureate Education, Inc.*	900	28,386
McGraw Hill, Inc.*	1,600	20,080
Mister Car Wash, Inc.*	4,600	24,518
OneSpaWorld Holdings Ltd.	1,300	27,482
Stride, Inc.*	600	89,364

		604,479

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	6,100	740,662
Booking Holdings, Inc.	1,193	6,441,329
Brinker International, Inc.*	600	76,008
Carnival Corp.*	5,200	150,332
Cava Group, Inc.*	1,700	102,697
Cheesecake Factory, Inc. (The)(x)	800	43,712
Chipotle Mexican Grill, Inc.*	70,648	2,768,695
Choice Hotels International, Inc.(x)	200	21,382
Churchill Downs, Inc.	900	87,309
Darden Restaurants, Inc.	1,600	304,576
Domino’s Pizza, Inc.	108	46,625
DoorDash, Inc., Class A*	57,873	15,740,877
DraftKings, Inc., Class A*	6,900	258,060
Dutch Bros, Inc., Class A*	196,600	10,290,044
Expedia Group, Inc.	1,700	363,375
Flutter Entertainment plc, Class DI*	2,100	533,400
Genius Sports Ltd.*	2,900	35,902
Global Business Travel Group I*	2,700	21,816
Hilton Grand Vacations, Inc.*	1,000	41,810
Hilton Worldwide Holdings, Inc.	3,300	856,152
Las Vegas Sands Corp.	4,700	252,813
Life Time Group Holdings, Inc.*	1,800	49,680
Light & Wonder, Inc.*	1,300	109,122
Marriott International, Inc., Class A	2,500	651,100
McDonald’s Corp.	568	172,609
Monarch Casino & Resort, Inc.	200	21,168
Norwegian Cruise Line Holdings Ltd.*	6,300	155,169
Planet Fitness, Inc., Class A*	1,300	134,940
Red Rock Resorts, Inc., Class A	400	24,424
Restaurant Brands International, Inc.	3,200	205,248
Royal Caribbean Cruises Ltd.	3,600	1,164,888
Rush Street Interactive, Inc.*	1,300	26,624
Shake Shack, Inc., Class A*	500	46,805
Six Flags Entertainment Corp.(x)*	900	20,448
Starbucks Corp.	2,353	199,064
Super Group SGHC Ltd.	2,100	27,720
Sweetgreen, Inc., Class A(x)*	1,300	10,374
Texas Roadhouse, Inc., Class A	900	149,535
Travel + Leisure Co.	400	23,796
United Parks & Resorts, Inc.(x)*	400	20,680
Vail Resorts, Inc.	400	59,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Viking Holdings Ltd.*	2,700	$167,832
Wendy’s Co. (The)	2,400	21,984
Wingstop, Inc.(x)	400	100,672
Wyndham Hotels & Resorts, Inc.	900	71,910
Yum! Brands, Inc.	1,300	197,600

		43,010,796

Household Durables (0.0%)†
Cavco Industries, Inc.*	100	58,073
Champion Homes, Inc.*	700	53,459
Green Brick Partners, Inc.*	600	44,316
Installed Building Products, Inc.(x)	300	73,998
SharkNinja, Inc.*	200	20,630
Somnigroup International, Inc.	2,900	244,557
Sonos, Inc.*	1,500	23,700

		518,733

Leisure Products (0.0%)†
Acushnet Holdings Corp.	600	47,094

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A*	600	51,330
Boot Barn Holdings, Inc.*	400	66,288
Buckle, Inc. (The)	400	23,464
Build-A-Bear Workshop, Inc.(x)	400	26,084
Burlington Stores, Inc.*	900	229,050
Camping World Holdings, Inc., Class A	1,200	18,948
Carvana Co.*	35,500	13,392,020
Chewy, Inc., Class A*	2,800	113,260
Floor & Decor Holdings, Inc., Class A*	500	36,850
Group 1 Automotive, Inc.	100	43,751
Home Depot, Inc. (The)	10,874	4,406,036
Murphy USA, Inc.	300	116,478
O’Reilly Automotive, Inc.*	63,740	6,871,809
Petco Health & Wellness Co., Inc., Class A*	7,100	27,477
Revolve Group, Inc., Class A*	1,000	21,300
RH(x)*	100	20,316
Ross Stores, Inc.	874	133,189
Sonic Automotive, Inc., Class A	300	22,827
ThredUp, Inc., Class A*	2,900	27,405
TJX Cos., Inc. (The)	7,986	1,154,297
Tractor Supply Co.	7,540	428,800
Ulta Beauty, Inc.*	204	111,537
Upbound Group, Inc.	900	21,267
Urban Outfitters, Inc.(x)*	300	21,429
Valvoline, Inc.*	1,500	53,865
Victoria’s Secret & Co.*	1,100	29,854
Warby Parker, Inc., Class A*	1,300	35,854
Wayfair, Inc., Class A*	400	35,732
Williams-Sonoma, Inc.	200	39,090

		27,579,607

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	2,100	212,877
Hanesbrands, Inc.*	4,800	31,632
Kontoor Brands, Inc.	700	55,839
Lululemon Athletica, Inc.*	800	142,344
On Holding AG, Class A*	3,000	127,050
Ralph Lauren Corp.	100	31,356
Steven Madden Ltd.	1,000	33,480
Tapestry, Inc.	2,700	305,694
Wolverine World Wide, Inc.	1,100	30,184

		970,456

Total Consumer Discretionary		161,665,872

Consumer Staples (1.5%)
Beverages (0.9%)
Celsius Holdings, Inc.*	250,100	14,378,249
Coca-Cola Co. (The)	27,096	1,797,007
Monster Beverage Corp.*	9,946	669,465
National Beverage Corp.*	800	29,536
PepsiCo, Inc.	2,718	381,716
Vita Coco Co., Inc. (The)*	600	25,482

		17,281,455

Consumer Staples Distribution & Retail (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	300	27,975
Casey’s General Stores, Inc.	100	56,532
Chefs’ Warehouse, Inc. (The)*	500	29,165
Costco Wholesale Corp.	9,804	9,074,877
Performance Food Group Co.*	300	31,212
PriceSmart, Inc.(x)	300	36,357
Sprouts Farmers Market, Inc.*	1,600	174,080
Sysco Corp.	3,666	301,858
Walmart, Inc.	6,200	638,972

		10,371,028

Food Products (0.0%)†
Cal-Maine Foods, Inc.	600	56,460
Darling Ingredients, Inc.*	600	18,522
Freshpet, Inc.*	300	16,533
Hershey Co. (The)	238	44,518
J & J Snack Foods Corp.	200	19,218
Marzetti Co. (The)	300	51,837
Simply Good Foods Co. (The)*	1,200	29,784
Tootsie Roll Industries, Inc.	500	20,960
Vital Farms, Inc.*	500	20,575

		278,407

Household Products (0.0%)†
Colgate-Palmolive Co.	5,400	431,676
Energizer Holdings, Inc.	900	22,401
Kimberly-Clark Corp.	1,700	211,378
WD-40 Co.	200	39,520

		704,975

Personal Care Products (0.0%)†
Herbalife Ltd.*	2,400	20,256
Interparfums, Inc.	300	29,514

		49,770

Tobacco (0.0%)†
Turning Point Brands, Inc.	300	29,658

Total Consumer Staples		28,715,293

Energy (0.1%)
Energy Equipment & Services (0.0%)†
Archrock, Inc.	2,200	57,882
Aris Water Solutions, Inc., Class A	900	22,194
Atlas Energy Solutions, Inc.(x)	1,500	17,055
Cactus, Inc., Class A	900	35,523
Kodiak Gas Services, Inc.(x)	700	25,879
Oceaneering International, Inc.*	1,100	27,258
Schlumberger NV	1,567	53,858
Seadrill Ltd.*	700	21,147
Solaris Energy Infrastructure, Inc., Class A	600	23,982
Tidewater, Inc.*	600	31,998

		316,776

Oil, Gas & Consumable Fuels (0.1%)
Centrus Energy Corp., Class A(x)*	200	62,014
Cheniere Energy, Inc.	1,400	328,972
Comstock Resources, Inc.(x)*	900	17,847
Core Natural Resources, Inc.	300	25,044
CVR Energy, Inc.*	700	25,536
Delek US Holdings, Inc.	800	25,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gulfport Energy Corp.*	200	$36,196
HF Sinclair Corp.	500	26,170
Magnolia Oil & Gas Corp., Class A	900	21,483
NextDecade Corp.*	1,800	12,222
Phillips 66	400	54,408
Sable Offshore Corp.*	900	15,714
Targa Resources Corp.	3,100	519,374
Texas Pacific Land Corp.	300	280,092
Uranium Energy Corp.*	5,400	72,036
Williams Cos., Inc. (The)	900	57,015

		1,579,939

Total Energy		1,896,715

Financials (5.9%)
Banks (0.4%)
Axos Financial, Inc.*	200	16,930
BancFirst Corp.	300	37,935
Bancorp, Inc. (The)*	700	52,423
Bank of America Corp.	134,390	6,933,180
Bank of Hawaii Corp.	400	26,256
Citigroup, Inc.	4,700	477,050
Community Financial System, Inc.	400	23,456
First Bancorp	2,100	46,305
First Financial Bankshares, Inc.	1,800	60,570
Glacier Bancorp, Inc.	500	24,335
International Bancshares Corp.	300	20,625
NU Holdings Ltd., Class A*	47,700	763,677
Old National Bancorp	900	19,755
Pathward Financial, Inc.	300	22,203
Pinnacle Financial Partners, Inc.	200	18,758
Popular, Inc.	200	25,402
ServisFirst Bancshares, Inc.	700	56,371
Stock Yards Bancorp, Inc.	300	20,997
Texas Capital Bancshares, Inc.*	200	16,906
Triumph Financial, Inc.*	400	20,016
UMB Financial Corp.	200	23,670
Valley National Bancorp	2,200	23,320
WesBanco, Inc.	700	22,351
Western Alliance Bancorp	300	26,016

		8,778,507

Capital Markets (1.7%)
Acadian Asset Management, Inc.	400	19,264
Ameriprise Financial, Inc.	1,200	589,500
Ares Management Corp., Class A	11,618	1,857,602
Artisan Partners Asset Management, Inc., Class A	900	39,060
Bank of New York Mellon Corp. (The)	900	98,064
BGC Group, Inc., Class A	4,800	45,408
Blackstone, Inc.	10,400	1,776,840
Blue Owl Capital, Inc., Class A	9,400	159,142
Brookfield Asset Management Ltd., Class A(x)	2,200	125,268
Charles Schwab Corp. (The)	2,100	200,487
Cohen & Steers, Inc.	400	26,244
Coinbase Global, Inc., Class A*	300	101,247
Donnelley Financial Solutions, Inc.*	400	20,572
FactSet Research Systems, Inc.	76	21,773
Freedom Holding Corp.(x)*	200	34,426
Goldman Sachs Group, Inc. (The)	200	159,270
Hamilton Lane, Inc., Class A	300	40,437
Houlihan Lokey, Inc., Class A	300	61,596
Interactive Brokers Group, Inc., Class A	400	27,524
Intercontinental Exchange, Inc.	21,490	3,620,635
Jefferies Financial Group, Inc.	700	45,794
KKR & Co., Inc.	36,190	4,702,890
Lazard, Inc.	400	21,112
LPL Financial Holdings, Inc.	1,100	365,959
Marex Group plc	700	23,534
Moelis & Co., Class A	1,300	92,716
Moody’s Corp.	2,197	1,046,827
Morningstar, Inc.	200	46,402
MSCI, Inc.	569	322,856
Piper Sandler Cos.	200	69,398
PJT Partners, Inc., Class A	300	53,319
Robinhood Markets, Inc., Class A*	107,300	15,363,214
StepStone Group, Inc., Class A	1,000	65,310
StoneX Group, Inc.(x)*	600	60,552
TPG, Inc., Class A	2,000	114,900
Tradeweb Markets, Inc., Class A	19,514	2,165,664
Victory Capital Holdings, Inc., Class A	600	38,856
WisdomTree, Inc.(x)	1,700	23,630
XP, Inc., Class A	1,200	22,548

		33,669,840

Consumer Finance (0.1%)
Ally Financial, Inc.	500	19,600
American Express Co.	2,620	870,259
Dave, Inc.*	100	19,935
Enova International, Inc.*	300	34,527
FirstCash Holdings, Inc.	500	79,210
SLM Corp.	600	16,608
SoFi Technologies, Inc.*	2,600	68,692
Upstart Holdings, Inc.(x)*	1,200	60,960

		1,169,791

Financial Services (3.6%)
Adyen NV (ADR)*	53,000	847,470
Affirm Holdings, Inc., Class A*	151,300	11,057,004
Apollo Global Management, Inc.	4,100	546,407
AvidXchange Holdings, Inc.*	2,500	24,875
Block, Inc., Class A*	128,405	9,279,829
Burford Capital Ltd.	1,800	21,528
Cantaloupe, Inc.*	2,400	25,368
Cass Information Systems, Inc.	500	19,665
Corpay, Inc.*	1,006	289,789
Evertec, Inc.	1,000	33,780
Federal Agricultural Mortgage Corp., Class C	100	16,798
Fiserv, Inc.*	2,100	270,753
Flywire Corp.*	1,800	24,372
International Money Express, Inc.*	2,400	33,528
Marqeta, Inc., Class A*	4,000	21,120
Mastercard, Inc., Class A	30,673	17,447,109
NCR Atleos Corp.*	1,200	47,172
Pagseguro Digital Ltd., Class A	2,800	28,000
Payoneer Global, Inc.*	4,000	24,200
Paysign, Inc.*	3,100	19,499
Priority Technology Holdings, Inc.*	3,200	21,984
Remitly Global, Inc.*	2,000	32,600
Sezzle, Inc.*	200	15,906
Shift4 Payments, Inc., Class A(x)*	900	69,660
StoneCo Ltd., Class A*	4,300	81,313
Toast, Inc., Class A*	6,400	233,664
UWM Holdings Corp., Class A	5,700	34,713
Visa, Inc., Class A	82,718	28,238,271
WEX, Inc.*	200	31,506

		68,837,883

Insurance (0.1%)
Aon plc, Class A	2,800	998,424
Arthur J Gallagher & Co.	200	61,948
Aspen Insurance Holdings Ltd., Class A*	600	22,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Baldwin Insurance Group, Inc. (The), Class A*	900	$25,389
Brown & Brown, Inc.	400	37,516
Everest Group Ltd.	100	35,023
F&G Annuities & Life, Inc.	1,000	31,270
Goosehead Insurance, Inc., Class A	300	22,326
HCI Group, Inc.	100	19,193
Kinsale Capital Group, Inc.	400	170,104
Lemonade, Inc.(x)*	900	48,177
Marsh & McLennan Cos., Inc.	900	181,377
Oscar Health, Inc., Class A*	2,600	49,218
Palomar Holdings, Inc.*	400	46,700
Progressive Corp. (The)	400	98,780
RLI Corp.	400	26,088
Ryan Specialty Holdings, Inc., Class A	1,400	78,904
Selective Insurance Group, Inc.	700	56,749
SiriusPoint Ltd.*	1,100	19,899
Skyward Specialty Insurance Group, Inc.*	500	23,780
Trupanion, Inc.*	800	34,624

		2,087,515

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,100	21,273

Total Financials		114,564,809

Health Care (6.2%)
Biotechnology (2.9%)
89bio, Inc.*	1,500	22,050
AbbVie, Inc.	25,279	5,853,100
ACADIA Pharmaceuticals, Inc.*	2,200	46,948
ADMA Biologics, Inc.*	3,000	43,980
Akero Therapeutics, Inc.*	800	37,984
Alkermes plc*	2,200	66,000
Alnylam Pharmaceuticals, Inc.*	30,500	13,908,000
Amgen, Inc.	5,620	1,585,964
Amicus Therapeutics, Inc.*	4,200	33,096
Apellis Pharmaceuticals, Inc.*	1,700	38,471
Apogee Therapeutics, Inc.*	500	19,865
Arcellx, Inc.*	600	49,260
Arcutis Biotherapeutics, Inc.*	2,200	41,470
Ardelyx, Inc.*	3,500	19,285
Argenx SE (ADR)*	3,193	2,355,029
Arrowhead Pharmaceuticals, Inc.*	1,600	55,184
ARS Pharmaceuticals, Inc.(x)*	1,100	11,055
Ascendis Pharma A/S (ADR)*	62,910	12,507,137
Aurinia Pharmaceuticals, Inc.*	1,700	18,785
Avidity Biosciences, Inc.*	1,500	65,355
Beam Therapeutics, Inc.(x)*	1,300	31,551
BioCryst Pharmaceuticals, Inc.*	2,800	21,252
Biohaven Ltd.*	1,000	15,010
Bridgebio Pharma, Inc.*	2,500	129,850
Caris Life Sciences, Inc.*	700	21,175
Catalyst Pharmaceuticals, Inc.*	1,900	37,430
Celcuity, Inc.*	400	19,760
CG oncology, Inc.(x)*	800	32,224
Cogent Biosciences, Inc.*	1,700	24,412
Cytokinetics, Inc.*	800	43,968
Denali Therapeutics, Inc.*	2,700	39,204
Disc Medicine, Inc.*	400	26,432
Dyne Therapeutics, Inc.*	1,400	17,710
Exact Sciences Corp.*	400	21,884
Exelixis, Inc.*	3,200	132,160
Geron Corp.*	10,400	14,248
Gilead Sciences, Inc.	4,800	532,800
Halozyme Therapeutics, Inc.*	1,700	124,678
ImmunityBio, Inc.(x)*	8,500	20,910
Immunovant, Inc.*	1,500	24,180
Incyte Corp.*	592	50,208
Insmed, Inc.*	73,100	10,527,131
Ionis Pharmaceuticals, Inc.*	2,300	150,466
Ironwood Pharmaceuticals, Inc., Class A*	8,500	11,135
Krystal Biotech, Inc.*	300	52,959
Kymera Therapeutics, Inc.(x)*	900	50,940
Legend Biotech Corp. (ADR)*	75,830	2,472,816
Madrigal Pharmaceuticals, Inc.*	300	137,598
MannKind Corp.*	4,300	23,091
Metsera, Inc.(x)*	500	26,165
Mineralys Therapeutics, Inc.*	600	22,752
Mirum Pharmaceuticals, Inc.*	800	58,648
Natera, Inc.*	17,300	2,784,781
Neurocrine Biosciences, Inc.*	1,146	160,875
Novavax, Inc.(x)*	2,200	19,074
Nuvalent, Inc., Class A*	500	43,240
Protagonist Therapeutics, Inc.*	1,000	66,430
PTC Therapeutics, Inc.*	800	49,096
Recursion Pharmaceuticals, Inc., Class A(x)*	5,500	26,840
Rhythm Pharmaceuticals, Inc.*	700	70,693
Sarepta Therapeutics, Inc.*	1,700	32,759
Scholar Rock Holding Corp.*	1,100	40,964
Soleno Therapeutics, Inc.(x)*	500	33,800
Summit Therapeutics, Inc.(x)*	2,300	47,518
TG Therapeutics, Inc.(x)*	1,900	68,638
Travere Therapeutics, Inc.*	1,200	28,680
Twist Bioscience Corp.*	800	22,512
Ultragenyx Pharmaceutical, Inc.*	1,200	36,096
Vera Therapeutics, Inc., Class A*	800	23,248
Veracyte, Inc.*	1,000	34,330
Vericel Corp.*	700	22,029
Vertex Pharmaceuticals, Inc.*	3,644	1,427,136
Viking Therapeutics, Inc.(x)*	700	18,396
Viridian Therapeutics, Inc.*	1,100	23,738
Xenon Pharmaceuticals, Inc.*	1,000	40,150

		56,813,788

Health Care Equipment & Supplies (1.1%)
Alphatec Holdings, Inc.*	2,000	29,080
Artivion, Inc.*	700	29,638
AtriCure, Inc.*	700	24,675
Boston Scientific Corp.*	3,600	351,468
Dexcom, Inc.*	53,560	3,604,052
Glaukos Corp.*	700	57,085
Haemonetics Corp.*	700	34,118
ICU Medical, Inc.*	200	23,992
IDEXX Laboratories, Inc.*	1,200	766,668
Inspire Medical Systems, Inc.*	500	37,100
Insulet Corp.*	976	301,321
Integer Holdings Corp.*	500	51,665
Intuitive Surgical, Inc.*	17,793	7,957,563
iRhythm Technologies, Inc.*	500	85,995
Lantheus Holdings, Inc.*	900	46,161
LeMaitre Vascular, Inc.	400	35,004
Masimo Corp.*	600	88,530
Merit Medical Systems, Inc.*	800	66,584
Novocure Ltd.*	1,800	23,256
Penumbra, Inc.*	600	151,992
PROCEPT BioRobotics Corp.*	600	21,414
Pulse Biosciences, Inc.*	1,300	23,010
QuidelOrtho Corp.*	800	23,560
ResMed, Inc.	500	136,865
Sonova Holding AG (ADR)	28,578	1,556,072
STAAR Surgical Co.*	1,400	37,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	12,525	$4,630,117
Tandem Diabetes Care, Inc.*	1,400	16,996
TransMedics Group, Inc.(x)*	500	56,100
UFP Technologies, Inc.(x)*	100	19,960

		20,287,659

Health Care Providers & Services (0.8%)
Addus HomeCare Corp.*	200	23,598
agilon health, Inc.*	4,800	4,944
Alignment Healthcare, Inc.*	1,700	29,665
Ardent Health, Inc.*	1,700	22,525
Astrana Health, Inc.(x)*	900	25,515
BrightSpring Health Services, Inc.(x)*	1,100	32,516
Brookdale Senior Living, Inc.*	2,700	22,869
Cardinal Health, Inc.	1,700	266,832
Cencora, Inc.	2,600	812,578
Chemed Corp.	100	44,774
Cigna Group (The)	10,767	3,103,588
Concentra Group Holdings Parent, Inc.	2,000	41,860
CorVel Corp.*	300	23,226
DaVita, Inc.*	500	66,435
Ensign Group, Inc. (The)	800	138,216
GeneDx Holdings Corp., Class A*	300	32,322
Guardant Health, Inc.*	1,600	99,968
HCA Healthcare, Inc.	500	213,100
HealthEquity, Inc.*	1,300	123,201
Hims & Hers Health, Inc.*	2,600	147,472
LifeStance Health Group, Inc.*	4,800	26,400
McKesson Corp.	1,643	1,269,283
Molina Healthcare, Inc.*	400	76,544
Option Care Health, Inc.*	2,200	61,072
PACS Group, Inc.*	1,700	23,341
Privia Health Group, Inc.*	1,900	47,310
Progyny, Inc.*	900	19,368
RadNet, Inc.*	900	68,589
UnitedHealth Group, Inc.	24,415	8,430,499

		15,297,610

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	2,100	153,615
Phreesia, Inc.*	800	18,816
Teladoc Health, Inc.(x)*	2,600	20,098
Veeva Systems, Inc., Class A*	1,700	506,447
Waystar Holding Corp.*	1,400	53,088

		752,064

Life Sciences Tools & Services (0.1%)
10X Genomics, Inc., Class A(x)*	2,400	28,056
Adaptive Biotechnologies Corp.*	2,100	31,416
Danaher Corp.	8,433	1,671,927
Medpace Holdings, Inc.*	300	154,248
Repligen Corp.*	300	40,101
Sotera Health Co.*	1,400	22,022
Tempus AI, Inc., Class A*	1,100	88,781
Waters Corp.*	400	119,924

		2,156,475

Pharmaceuticals (1.3%)
Amneal Pharmaceuticals, Inc.*	2,300	23,023
Amphastar Pharmaceuticals, Inc.*	900	23,985
ANI Pharmaceuticals, Inc.*	300	27,480
Avadel Pharmaceuticals plc (ADR)*	1,400	21,378
Axsome Therapeutics, Inc.*	500	60,725
Bristol-Myers Squibb Co.	5,600	252,560
Corcept Therapeutics, Inc.(x)*	1,300	108,043
Crinetics Pharmaceuticals, Inc.*	1,200	49,980
Edgewise Therapeutics, Inc.*	1,300	21,086
Eli Lilly & Co.	30,044	22,923,572
Harmony Biosciences Holdings, Inc.*	1,100	30,316
Harrow, Inc.*	500	24,090
Indivior plc*	1,400	33,754
Innoviva, Inc.*	1,032	18,834
Ligand Pharmaceuticals, Inc.*	200	35,428
Liquidia Corp.*	900	20,466
Ocular Therapeutix, Inc.*	1,900	22,211
Prestige Consumer Healthcare, Inc.*	300	18,720
Supernus Pharmaceuticals, Inc.*	600	28,674
Tarsus Pharmaceuticals, Inc.*	800	47,544
Zoetis, Inc.	5,047	738,477

		24,530,346

Total Health Care		119,837,942

Industrials (5.4%)
Aerospace & Defense (3.2%)
AAR Corp.*	200	17,934
AeroVironment, Inc.(x)*	32,600	10,265,414
Archer Aviation, Inc., Class A*	7,200	68,976
Axon Enterprise, Inc.*	31,715	22,759,953
Boeing Co. (The)*	15,082	3,255,148
BWX Technologies, Inc.	300	55,311
GE Aerospace	15,000	4,512,300
HEICO Corp.	600	193,692
HEICO Corp., Class A	1,120	284,581
Howmet Aerospace, Inc.	64,402	12,637,604
Karman Holdings, Inc.*	400	28,880
Kratos Defense & Security Solutions, Inc.*	2,400	219,288
Leonardo DRS, Inc.	400	18,160
Loar Holdings, Inc.*	500	40,000
Lockheed Martin Corp.	830	414,344
Mercury Systems, Inc.*	400	30,960
Moog, Inc., Class A	400	83,068
Redwire Corp.(x)*	1,100	9,889
Rocket Lab Corp.(x)*	5,900	282,669
StandardAero, Inc.*	1,300	35,477
TransDigm Group, Inc.	5,079	6,694,224
VSE Corp.	200	33,248

		61,941,120

Building Products (0.1%)
AAON, Inc.	973	90,917
Armstrong World Industries, Inc.	200	39,202
AZZ, Inc.	400	43,652
Carlisle Cos., Inc.	100	32,896
CSW Industrials, Inc.	200	48,550
Griffon Corp.	600	45,690
Lennox International, Inc.	500	264,680
Tecnoglass, Inc.	500	33,455
Trane Technologies plc	3,200	1,350,272
Zurn Elkay Water Solutions Corp.	2,100	98,763

		2,048,077

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	19,820
Brink’s Co. (The)	600	70,116
Casella Waste Systems, Inc., Class A*	800	75,904
Cintas Corp.	4,888	1,003,311
Copart, Inc.*	11,720	527,048
Driven Brands Holdings, Inc.*	2,200	35,442
GEO Group, Inc. (The)*	1,800	36,882
HNI Corp.	700	32,795
Pitney Bowes, Inc.	1,900	21,679
RB Global, Inc.	200	21,672
Rollins, Inc.	4,000	234,960
Tetra Tech, Inc.	1,005	33,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Veralto Corp.	1,300	$138,593
Waste Management, Inc.	5,300	1,170,399

		3,422,168

Construction & Engineering (0.1%)
Arcosa, Inc.	200	18,742
Argan, Inc.	200	54,010
Centuri Holdings, Inc.*	1,000	21,170
Comfort Systems USA, Inc.	500	412,590
Construction Partners, Inc., Class A*	800	101,600
Dycom Industries, Inc.*	400	116,704
EMCOR Group, Inc.	200	129,908
Granite Construction, Inc.(x)	500	54,825
IES Holdings, Inc.(x)*	100	39,765
MasTec, Inc.*	200	42,562
MYR Group, Inc.*	300	62,409
Primoris Services Corp.	700	96,131
Quanta Services, Inc.	1,600	663,072
Sterling Infrastructure, Inc.*	400	135,872
WillScot Holdings Corp.	1,100	23,221

		1,972,581

Electrical Equipment (0.9%)
American Superconductor Corp.*	500	29,695
Bloom Energy Corp., Class A*	3,000	253,710
EnerSys	200	22,592
Enovix Corp.(x)*	2,300	22,931
Eos Energy Enterprises, Inc.(x)*	3,600	41,004
Fluence Energy, Inc., Class A(x)*	2,200	23,760
GE Vernova, Inc.	12,580	7,735,442
NEXTracker, Inc., Class A*	1,500	110,985
NuScale Power Corp., Class A(x)*	1,500	54,000
Powell Industries, Inc.(x)	200	60,962
Power Solutions International, Inc.*	300	29,466
Rockwell Automation, Inc.	134	46,837
Vertiv Holdings Co., Class A	59,390	8,959,575
Vicor Corp.*	400	19,888

		17,410,847

Ground Transportation (0.2%)
Avis Budget Group, Inc.(x)*	100	16,058
Lyft, Inc., Class A*	1,400	30,814
Old Dominion Freight Line, Inc.	100	14,078
RXO, Inc.*	1,800	27,684
Uber Technologies, Inc.*	28,700	2,811,739
U-Haul Holding Co.	700	35,630
Union Pacific Corp.	700	165,459
XPO, Inc.*	300	38,781

		3,140,243

Industrial Conglomerates (0.0%)†
3M Co.	1,200	186,216

Machinery (0.2%)
Alamo Group, Inc.	100	19,090
Albany International Corp., Class A	500	26,650
Atmus Filtration Technologies, Inc.	1,100	49,599
Blue Bird Corp.*	400	23,020
Caterpillar, Inc.	819	390,786
Chart Industries, Inc.*	600	120,090
Enerpac Tool Group Corp., Class A	900	36,900
Enpro, Inc.	100	22,600
ESCO Technologies, Inc.	400	84,444
Federal Signal Corp.	800	95,192
Franklin Electric Co., Inc.	600	57,120
Illinois Tool Works, Inc.	1,404	366,107
Ingersoll Rand, Inc.	18,195	1,503,271
JBT Marel Corp.	300	42,135
Kadant, Inc.	200	59,516
Mueller Water Products, Inc., Class A	2,100	53,592
RBC Bearings, Inc.*	100	39,029
REV Group, Inc.	700	39,669
SPX Technologies, Inc.*	700	130,746
Standex International Corp.(x)	100	21,190
Trinity Industries, Inc.	1,100	30,844
Watts Water Technologies, Inc., Class A	400	111,712
Worthington Enterprises, Inc.	300	16,647

		3,339,949

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	400	19,912
American Airlines Group, Inc.*	1,700	19,108
Joby Aviation, Inc.(x)*	6,100	98,454
Southwest Airlines Co.	700	22,337

		159,811

Professional Services (0.4%)
Acuren Corp.*	1,700	22,627
Automatic Data Processing, Inc.	5,387	1,581,084
Booz Allen Hamilton Holding Corp.	1,700	169,915
Broadridge Financial Solutions, Inc.	1,500	357,255
CBIZ, Inc.*	600	31,776
CSG Systems International, Inc.	400	25,752
Dayforce, Inc.*	33,947	2,338,609
Equifax, Inc.	9,009	2,311,079
ExlService Holdings, Inc.*	2,100	92,463
Exponent, Inc.	700	48,636
First Advantage Corp.*	1,200	18,468
Huron Consulting Group, Inc.*	300	44,031
Innodata, Inc.(x)*	400	30,828
Insperity, Inc.	500	24,600
KBR, Inc.	700	33,103
Korn Ferry	300	20,994
Legalzoom.com, Inc.*	2,000	20,760
Maximus, Inc.	800	73,096
Paychex, Inc.	1,373	174,041
Paycom Software, Inc.	400	83,256
Paylocity Holding Corp.*	600	95,562
Planet Labs PBC(x)*	3,200	41,536
TriNet Group, Inc.	400	26,756
Upwork, Inc.*	1,700	31,569
Verisk Analytics, Inc.	1,168	293,764
Verra Mobility Corp., Class A*	2,200	54,340
Willdan Group, Inc.*	200	19,338
WNS Holdings Ltd.*	600	45,762

		8,111,000

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	2,100	113,043
DXP Enterprises, Inc.*	200	23,814
Fastenal Co.	13,408	657,528
Ferguson Enterprises, Inc.	200	44,916
FTAI Aviation Ltd.	1,500	250,290
GATX Corp.	100	17,480
Herc Holdings, Inc.	451	52,614
McGrath RentCorp	300	35,190
Rush Enterprises, Inc., Class A	400	21,388
SiteOne Landscape Supply, Inc.*	300	38,640
W.W. Grainger, Inc.	507	483,151
Xometry, Inc., Class A(x)*	600	32,682

		1,770,736

Total Industrials		103,502,748

Information Technology (36.1%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	62,100	9,048,591
Calix, Inc.*	1,100	67,507
Ciena Corp.*	6,200	903,154
CommScope Holding Co., Inc.*	2,700	41,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Extreme Networks, Inc.*	1,800	$37,170
Motorola Solutions, Inc.	1,000	457,290
Ubiquiti, Inc.	100	66,058
Viavi Solutions, Inc.*	2,900	36,801

		10,658,367

Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc.	600	102,084
Aeva Technologies, Inc.*	700	10,150
Amphenol Corp., Class A	90,586	11,210,018
Arlo Technologies, Inc.*	1,300	22,035
Badger Meter, Inc.	400	71,432
Belden, Inc.	500	60,135
CDW Corp.	100	15,928
CTS Corp.	500	19,970
Fabrinet*	600	218,772
Insight Enterprises, Inc.*	100	11,341
Itron, Inc.*	300	37,368
Jabil, Inc.	1,000	217,170
Knowles Corp.*	1,200	27,972
Mirion Technologies, Inc., Class A(x)*	3,100	72,106
Napco Security Technologies, Inc.	500	21,475
Novanta, Inc.*	500	50,075
OSI Systems, Inc.*	200	49,848
Ouster, Inc.*	700	18,935
PAR Technology Corp.(x)*	600	23,748
Plexus Corp.*	300	43,407
Sanmina Corp.*	300	34,533

		12,338,502

IT Services (3.3%)
Applied Digital Corp.*	2,300	52,762
Cloudflare, Inc., Class A*	95,400	20,471,886
DigitalOcean Holdings, Inc.*	1,100	37,576
Gartner, Inc.*	1,111	292,049
Globant SA*	400	22,952
GoDaddy, Inc., Class A*	1,900	259,977
Hackett Group, Inc. (The)	878	16,691
Kyndryl Holdings, Inc.*	500	15,015
MongoDB, Inc.*	67,358	20,906,576
Okta, Inc.*	1,000	91,700
Shopify, Inc., Class A*	14,958	2,222,908
Snowflake, Inc., Class A*	82,875	18,692,456
Twilio, Inc., Class A*	300	30,027

		63,112,575

Semiconductors & Semiconductor Equipment (12.9%)
Advanced Micro Devices, Inc.*	25,597	4,141,339
Ambarella, Inc.*	500	41,260
Applied Materials, Inc.	3,210	657,215
Astera Labs, Inc.*	65,500	12,824,900
Axcelis Technologies, Inc.*	300	29,292
Broadcom, Inc.	177,330	58,502,940
Credo Technology Group Holding Ltd.*	2,100	305,781
Enphase Energy, Inc.*	1,800	63,702
Entegris, Inc.	38,823	3,589,575
FormFactor, Inc.*	1,000	36,420
Impinj, Inc.*	400	72,300
KLA Corp.	1,900	2,049,340
Lam Research Corp.	18,200	2,436,980
Lattice Semiconductor Corp.*	36,063	2,644,139
MACOM Technology Solutions Holdings, Inc.*	200	24,898
Marvell Technology, Inc.	67,260	5,654,548
Monolithic Power Systems, Inc.	18,500	17,031,840
NVIDIA Corp.	706,608	131,838,921
Onto Innovation, Inc.*	200	25,844
Power Integrations, Inc.	800	32,168
QUALCOMM, Inc.	3,565	593,073
Rambus, Inc.*	1,500	156,300
Rigetti Computing, Inc.(x)*	4,500	134,055
Semtech Corp.*	1,200	85,740
Silicon Laboratories, Inc.*	400	52,452
SiTime Corp.*	300	90,393
Synaptics, Inc.*	300	20,502
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	15,020	4,194,936
Texas Instruments, Inc.	5,281	970,278

		248,301,131

Software (14.2%)
ACI Worldwide, Inc.*	1,400	73,878
Adeia, Inc.	1,400	23,520
Adobe, Inc.*	6,052	2,134,843
Agilysys, Inc.*	300	31,575
Alarm.com Holdings, Inc.*	700	37,156
Alkami Technology, Inc.*	1,100	27,324
Appfolio, Inc., Class A*	8,400	2,315,544
Appian Corp., Class A*	700	21,399
AppLovin Corp., Class A*	36,900	26,514,126
Asana, Inc., Class A(x)*	1,500	20,040
Atlassian Corp., Class A*	2,300	367,310
Autodesk, Inc.*	2,997	952,057
AvePoint, Inc.*	2,500	37,525
Bentley Systems, Inc., Class B	2,100	108,108
Bitdeer Technologies Group, Class A*	1,500	25,635
Blackbaud, Inc.*	600	38,586
BlackLine, Inc.*	800	42,480
Box, Inc., Class A*	1,900	61,313
Braze, Inc., Class A*	1,000	28,440
C3.ai, Inc., Class A(x)*	1,739	30,154
Cadence Design Systems, Inc.*	3,905	1,371,670
Circle Internet Group, Inc., Class A*	200	26,516
Clear Secure, Inc., Class A	1,400	46,732
Clearwater Analytics Holdings, Inc., Class A*	3,300	59,466
Commvault Systems, Inc.*	600	113,268
Confluent, Inc., Class A*	3,500	69,300
Core Scientific, Inc.*	3,300	59,202
Crowdstrike Holdings, Inc., Class A*	41,762	20,479,250
Datadog, Inc., Class A*	69,800	9,939,520
Docusign, Inc.*	2,200	158,598
Dropbox, Inc., Class A*	700	21,147
D-Wave Quantum, Inc.(x)*	4,300	106,253
Dynatrace, Inc.*	33,035	1,600,546
Elastic NV*	1,300	109,837
EverCommerce, Inc.(x)*	1,900	21,147
Fair Isaac Corp.*	300	448,959
Five9, Inc.*	1,600	38,720
Fortinet, Inc.*	9,092	764,455
Freshworks, Inc., Class A*	2,800	32,956
Gen Digital, Inc.	800	22,712
Gitlab, Inc., Class A(x)*	1,900	85,652
Guidewire Software, Inc.*	1,200	275,832
HubSpot, Inc.*	6,919	3,236,708
Intapp, Inc.*	700	28,630
InterDigital, Inc.	400	138,092
Intuit, Inc.	16,590	11,329,477
Life360, Inc.(x)*	300	31,890
LiveRamp Holdings, Inc.*	900	24,426
Manhattan Associates, Inc.*	900	184,482
Microsoft Corp.#	220,502	114,209,011
nCino, Inc.*	1,000	27,110
NextNav, Inc.*	1,300	18,590
Nutanix, Inc., Class A*	900	66,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
OneSpan, Inc.	1,452	$23,072
Oracle Corp.	52,919	14,882,940
Pagaya Technologies Ltd., Class A*	600	17,814
Palantir Technologies, Inc., Class A*	101,400	18,497,388
Palo Alto Networks, Inc.*	26,050	5,304,301
Pegasystems, Inc.	400	23,000
Porch Group, Inc.*	1,200	20,136
Procore Technologies, Inc.*	1,600	116,672
Progress Software Corp.*	700	30,751
PTC, Inc.*	200	40,604
Q2 Holdings, Inc.*	800	57,912
Qualys, Inc.*	500	66,165
Rezolve AI plc(x)*	3,300	16,434
RingCentral, Inc., Class A*	1,100	31,174
Rubrik, Inc., Class A*	1,000	82,250
Salesforce, Inc.	1,450	343,650
Samsara, Inc., Class A*	47,500	1,769,375
Sapiens International Corp. NV	500	21,500
SentinelOne, Inc., Class A*	2,800	49,308
ServiceNow, Inc.*	18,075	16,634,061
SoundHound AI, Inc., Class A(x)*	4,600	73,968
SPS Commerce, Inc.*	500	52,070
Strategy, Inc.*	250	80,553
Synopsys, Inc.*	9,760	4,815,486
Tenable Holdings, Inc.*	1,600	46,656
Teradata Corp.*	1,000	21,510
Terawulf, Inc.*	3,900	44,538
Tyler Technologies, Inc.*	546	285,645
Unity Software, Inc.*	622	24,905
Varonis Systems, Inc.*	1,500	86,205
Vertex, Inc., Class A(x)*	1,000	24,790
Workday, Inc., Class A*	3,048	733,745
Workiva, Inc., Class A*	700	60,256
Zeta Global Holdings Corp., Class A*	2,400	47,688
Zscaler, Inc.*	38,000	11,387,080

		273,851,720

Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.#	346,438	88,213,508
CompoSecure, Inc., Class A*	1,100	22,902
Dell Technologies, Inc., Class C	600	85,062
Diebold Nixdorf, Inc.*	400	22,812
IonQ, Inc.(x)*	3,900	239,850
NetApp, Inc.	1,100	130,306
Pure Storage, Inc., Class A*	3,900	326,859
Quantum Computing, Inc.(x)*	1,500	27,615
Super Micro Computer, Inc.(x)*	3,200	153,408

		89,222,322

Total Information Technology		697,484,617

Materials (0.1%)
Chemicals (0.1%)
Balchem Corp.	400	60,024
Cabot Corp.	700	53,235
Chemours Co. (The)	2,000	31,680
Ecolab, Inc.	940	257,428
Hawkins, Inc.	300	54,816
Ingevity Corp.*	500	27,595
Innospec, Inc.	300	23,148
PureCycle Technologies, Inc.(x)*	1,700	22,355
Sensient Technologies Corp.	500	46,925
Sherwin-Williams Co. (The)	3,018	1,045,013

		1,622,219

Construction Materials (0.0%)†
Eagle Materials, Inc.	100	23,304
James Hardie Industries plc (ADR)(x)*	1,447	27,797
Knife River Corp.*	800	61,496

		112,597

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	32,818
Anglogold Ashanti plc	800	56,264
Carpenter Technology Corp.	100	24,554
Century Aluminum Co.*	1,000	29,360
Coeur Mining, Inc.*	4,200	78,792
Constellium SE*	1,500	22,320
Hecla Mining Co.(x)	3,500	42,350
Materion Corp.	200	24,162
Novagold Resources, Inc.*	3,900	34,320
Perpetua Resources Corp.*	1,300	26,299
Steel Dynamics, Inc.	200	27,886

		399,125

Paper & Forest Products (0.0%)†
Sylvamo Corp.	100	4,422

Total Materials		2,138,363

Real Estate (0.1%)
Health Care REITs (0.0%)†
American Healthcare REIT, Inc. (REIT)	700	29,407
CareTrust REIT, Inc. (REIT)	700	24,276

		53,683

Hotel & Resort REITs (0.0%)†
DiamondRock Hospitality Co. (REIT)	2,700	21,492
Ryman Hospitality Properties, Inc. (REIT)	800	71,672

		93,164

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	500	78,780
Compass, Inc., Class A*	5,900	47,377
CoStar Group, Inc.*	700	59,059
eXp World Holdings, Inc.(x)	2,100	22,386
Jones Lang LaSalle, Inc.*	200	59,656
St Joe Co. (The)	500	24,740

		291,998

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	300	38,700
UDR, Inc. (REIT)	500	18,630
UMH Properties, Inc. (REIT)	1,200	17,820

		75,150

Retail REITs (0.0%)†
Phillips Edison & Co., Inc. (REIT)	1,100	37,763
Simon Property Group, Inc. (REIT)	1,062	199,306
Tanger, Inc. (REIT)	1,100	37,224

		274,293

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,667	1,282,197
Lamar Advertising Co. (REIT), Class A	1,200	146,904
Outfront Media, Inc. (REIT)	1,800	32,976
Public Storage (REIT)	300	86,655

		1,548,732

Total Real Estate		2,337,020

Utilities (0.1%)
Electric Utilities (0.0%)†
MGE Energy, Inc.	400	33,672
NRG Energy, Inc.	2,700	437,265
Oklo, Inc., Class A(x)*	300	33,489

		504,426

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.(x)*	1,200	23,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vistra Corp.	4,800	$940,416

		963,900

Water Utilities (0.0%)†
American States Water Co.	300	21,996
Middlesex Water Co.	400	21,648

		43,644

Total Utilities		1,511,970

Total Common Stocks (72.8%) (Cost $594,453,471)		1,404,339,470

EXCHANGE TRADED FUNDS (ETF):
Equity (7.2%)
iShares Russell 1000 Growth ETF(x)	74,458	34,876,872
Vanguard Growth ETF	145,533	69,799,082
Vanguard Russell 1000 Growth ETF	289,649	34,902,704

Total Exchange Traded Funds (7.2%) (Cost $75,132,050)		139,578,658

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	690	—

Total Rights (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (19.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	14,367,452	14,367,452
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)	360,258,587	360,402,690

Total Investment Companies		374,770,142

Total Short-Term Investments (19.4%) (Cost $374,728,495)		374,770,142

Total Investments in Securities (99.4%) (Cost $1,044,314,016)		1,918,688,270
Other Assets Less Liabilities (0.6%)		11,929,801

Net Assets (100%)		$1,930,618,071

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $49,890,240.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $23,666,485. This was collateralized by $9,600,354 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/9/25 – 5/15/55 and by cash of $14,369,664 of which $14,367,452 was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini
Index	1,469	12/2025	USD	349,644,035	2,745,899
Russell 2000 E-Mini Index	175	12/2025	USD	21,485,625	55,866

					2,801,765

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$170,684,121	$—	$—		$170,684,121
Consumer Discretionary	161,665,872	—	—		161,665,872
Consumer Staples	28,715,293	—	—		28,715,293
Energy	1,896,715	—	—		1,896,715
Financials	114,564,809	—	—		114,564,809
Health Care	119,837,942	—	—		119,837,942
Industrials	103,502,748	—	—		103,502,748
Information Technology	697,484,617	—	—		697,484,617
Materials	2,138,363	—	—		2,138,363
Real Estate	2,337,020	—	—		2,337,020
Utilities	1,511,970	—	—		1,511,970
Exchange Traded Funds	139,578,658	—	—		139,578,658
Futures	2,801,765	—	—		2,801,765
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	374,770,142	—	—		374,770,142

Total Assets	$1,921,490,035	$—	$—		$1,921,490,035

Total Liabilities	$—	$—	$—		$—

Total	$1,921,490,035	$—	$—		$1,921,490,035

(a)	Value is zero.

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$890,984,802
Aggregate gross unrealized depreciation	(11,755,269)

Net unrealized appreciation	$879,229,533

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,260,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.0%)
37 Capital CLO II,
Series 2022-1A A1R
5.608%, 7/15/34(l)§		$600,000	$600,595
AASET Ltd.,
Series 2025-2A A
5.522%, 2/16/50§		245,492	248,051
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		186,230	183,240
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
4.612%, 1/25/37(l)		1,071,171	647,912
ACREC LLC,
Series 2023-FL2 A
6.380%, 2/19/38(l)§		41,767	41,875
ACRES LLC,
Series 2025-FL3 A
5.755%, 8/18/40(l)§		270,000	270,659
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§		750,000	732,079
Series 2021-1A B
2.482%, 8/15/46§		500,000	487,270
American Airlines Pass- Through Trust,
Series 2015-2 AA
3.600%, 9/22/27		54,991	53,797
Series 2019-1 A
3.500%, 2/15/32		350,784	319,839
Series 2021-1 A
2.875%, 7/11/34		671,304	606,154
American Credit Acceptance Receivables Trust,
Series 2024-4 C
4.910%, 8/12/31§		350,000	351,732
AMSR Trust,
Series 2024-SFR1 B
4.290%, 7/17/41(e)§		1,145,000	1,130,717
Series 2024-SFR1 C
4.290%, 7/17/41(e)§		1,026,000	998,715
Arbor Realty Commercial Real Estate Notes LLC,
Series 2025-FL1 A
5.489%, 1/20/43(l)§		410,000	410,384
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A
5.615%, 11/15/36(l)§		122,787	122,786
Series 2022-FL1 A
5.822%, 1/15/37(l)§		118,720	118,720
Arbour CLO VI DAC,
Series 6A AR
3.186%, 11/15/37(l)§	EUR	600,000	704,524
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D
8.998%, 10/15/36(l)§		$250,000	251,195
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
5.539%, 10/23/32(l)§		$453,934	454,388
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R
5.439%, 1/18/35(l)§		500,000	501,005
Aurium CLO VIII DAC,
Series 8A A
2.866%, 6/23/34(l)§	EUR	500,000	587,025
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
5.565%, 7/19/34(l)§		$600,000	600,595
BBAM US CLO I Ltd.,
Series 2022-1A AR
5.518%, 3/30/38(l)§		250,000	249,993
Bbam US CLO V Ltd.,
Series 2025-5A A1
5.599%, 7/25/38(l)§		250,000	250,995
BDS LLC,
Series 2024-FL13 A
5.710%, 9/19/39(l)§		250,000	251,250
Birch Grove CLO Ltd.,
Series 19A A1RR
5.912%, 7/17/37(l)§		600,000	602,642
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§		490,074	467,185
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
5.659%, 7/15/31(l)§		93,450	93,480
Series 2018-22A B
6.079%, 7/15/31(l)§		250,000	250,176
BNPP AM Euro CLO DAC,
Series 2018-1A AR
2.626%, 4/15/31(l)§	EUR	249,535	291,331
Bridge Street CLO I Ltd.,
Series 2020-1A A1R
5.875%, 7/20/37(l)§		$1,000,000	1,003,892
Bridge Street CLO IV Ltd.,
Series 2024-1A A
5.925%, 4/20/37(l)§		500,000	501,210
Bryant Park Funding Ltd.,
Series 2024-24A A1
5.718%, 10/15/37(l)§		250,000	250,518
BSPRT Issuer Ltd.,
Series 2022-FL8 A
5.872%, 2/15/37(l)§		91,051	91,051
BXMT Ltd.,
Series 2025-FL5 A
5.775%, 10/18/42(l)§		100,000	100,368
Canyon Capital CLO Ltd.,
Series 2021-2A B1
6.329%, 4/15/34(l)§		250,000	250,212
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA A1
5.523%, 5/15/31(l)§		18,759	18,764
Carlyle US CLO Ltd.,
Series 2017-2A AR2
5.815%, 7/20/37(l)§		500,000	501,934
CarVal CLO IX-C Ltd.,
Series 2024-1A B
6.425%, 4/20/37(l)§		1,000,000	1,003,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
CIFC Funding 2019-V Ltd.,
Series 2019-5A BR2
5.739%, 10/15/38(l)§		$250,000	$251,025
CIFC Funding 2021-IV Ltd.,
Series 2021-4A AR
5.679%, 7/23/37(l)§		250,000	250,625
Series 2021-4A BR
5.969%, 7/23/37(l)§		250,000	250,850
Compass Datacenters Issuer III LLC,
Series 2025-2A A2
5.835%, 2/25/50§		250,000	254,622
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)		4,606,430	1,048,132
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E
2.989%, 9/22/34(l)§	EUR	500,000	585,906
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§		$900,000	888,124
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		35,052	33,669
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		480,000	458,650
Series 2025-1A A2II
5.217%, 7/25/55§		225,000	226,403
Dryden 41 Senior Loan Fund,
Series 2015-41A AR
5.549%, 4/15/31(l)§		55,716	55,753
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2
5.688%, 10/15/37(l)§		380,000	381,512
Empower CLO Ltd.,
Series 2022-1A A1R
5.715%, 10/20/37(l)§		500,000	501,963
Flatiron CLO 25 Ltd.,
Series 2024-2A A
5.672%, 10/17/37(l)§		250,000	250,900
FS Rialto,
Series 2021-FL2 A
5.481%, 5/16/38(l)§		165,552	165,542
Generate CLO 2 Ltd.,
Series 2A AR2
5.729%, 10/22/37(l)§		250,000	250,877
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§		506,108	387,715
Series 2021-5CS B
2.560%, 10/20/48§		337,860	252,494
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2
5.120%, 3/25/60§		254,205	255,066
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A
5.285%, 7/15/39(l)§		19,742	19,732
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.562%, 4/22/33(l)§		585,131	585,570
GSAA Home Equity Trust,
Series 2006-5 2A1
4.412%, 3/25/36(l)		9,675	3,087
Series 2007-10 A2A
6.500%, 11/25/37		2,021,246	767,434
Series 2007-8 A2
4.972%, 8/25/37(l)		14,893	14,755
Harvest CLO XXV DAC,
Series 25A AR
2.974%, 10/21/34(l)§	EUR	500,000	585,615
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§		$375,000	364,898
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§		548,578	498,844
Series 2021-1 F
3.325%, 9/17/41§		467,735	428,003
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A
5.375%, 9/15/49§		332,500	335,726
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
4.552%, 10/25/36(l)		6,939,361	1,991,365
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2 B2
5.589%, 9/20/33(l)§		242,301	242,300
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		463,472	464,910
ICG US CLO I Ltd.,
Series 2023-1A AR
5.709%, 7/18/38(l)§		500,000	502,045
Invesco Euro CLO VI DAC,
Series 6A D
5.076%, 7/15/34(l)§	EUR	250,000	286,212
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.588%, 7/25/35(l)§		$600,000	599,566
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
4.752%, 8/25/36(l)		3,871,294	1,760,242
KKR CLO 33 Ltd.,
Series 33A A
5.757%, 7/20/34(l)§		600,000	601,090
KREF Ltd.,
Series 2021-FL2 A
5.327%, 2/15/39(l)§		146,310	146,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	$773,367	$754,002
LCM 31 Ltd.,
Series 31A AR
5.605%, 7/20/34(l)§	600,000	599,980
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	677,622
LFT CRE Ltd.,
Series 2021-FL1 B
6.015%, 6/15/39(l)§	250,000	248,747
Lmrk Issuer Co. LLC,
Series 2025-1A A
5.520%, 9/15/55§	400,000	401,616
LoanCore Issuer Ltd.,
Series 2022-CRE7 A
5.931%, 1/17/37(l)§	62,395	62,482
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
4.492%, 10/25/36(l)	2,502,494	784,798
Madison Park Funding LXXI Ltd.,
Series 2025-71A A1
5.409%, 4/23/38(l)§	350,000	349,662
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.318%, 10/15/34(l)§	600,000	600,480
Madison Park Funding XXXIII Ltd.,
Series 2019-33A AR
5.608%, 10/15/32(l)§	248,386	248,576
Magnetite XL Ltd.,
Series 2024-40A A1
5.768%, 7/15/37(l)§	500,000	502,179
Marble Point CLO XVII Ltd.,
Series 2020-1A AR
5.765%, 7/20/37(l)§	500,000	502,116
Marble Point CLO XXV Ltd.,
Series 2022-2A BR
7.175%, 10/20/36(l)§	500,000	501,046
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	700,000	685,843
Series 2024-AA A
5.130%, 9/22/36§	100,000	101,092
Series 2024-BA A
4.910%, 11/20/38§	250,000	253,798
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
4.592%, 7/25/37(l)	2,423,468	1,410,684
MF1 LLC,
Series 2022-FL9 A
6.284%, 6/19/37(l)§	85,819	85,893
Series 2025-FL17 A
5.456%, 2/18/40(l)§	280,000	280,514
MF1 Ltd.,
Series 2021-FL7 A
5.330%, 10/16/36(l)§	67,011	66,969
Series 2022-FL8 A
5.484%, 2/19/37(l)§	64,689	64,690
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
5.824%, 8/18/41(l)§	250,000	250,780
Milford Park CLO Ltd.,
Series 2022-1A AR
5.485%, 1/20/38(l)§	380,000	379,816
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
4.572%, 7/25/36(l)	3,241,707	1,227,953
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	458,373	391,927
Navesink CLO 2 Ltd.,
Series 2024-2A A1
5.588%, 4/15/36(l)§	500,000	499,112
Navient Private Education Loan Trust,
Series 2015-BA A3
5.715%, 7/16/40(l)§	205,402	205,748
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§	20,666	20,499
Series 2019-CA A2
3.130%, 2/15/68§	25,175	24,881
Series 2019-FA A2
2.600%, 8/15/68§	60,879	58,912
Series 2024-A A
5.660%, 10/15/72§	73,444	75,442
Navient Refinance Loan Trust,
Series 2025-B A
4.720%, 9/15/55§	100,000	99,879
Nelnet Student Loan Trust,
Series 2025-AA A1B
5.472%, 3/15/57(l)§	95,036	94,786
Series 2025-BA A1B
5.693%, 5/17/55(l)§	150,000	150,889
Series 2025-CA A1B
5.706%, 6/22/65(l)§	147,000	146,999
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
4.592%, 2/25/37(l)	873,177	797,340
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	279,525	278,321
OCP CLO Ltd.,
Series 2017-13A AR2
5.665%, 11/26/37(l)§	500,000	501,640
Series 2025-40A A
5.457%, 4/16/38(l)§	330,000	330,231
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
5.539%, 4/16/31(l)§	50,304	50,309
OHA Loan Funding Ltd.,
Series 2016-1A A1R2
5.785%, 7/20/37(l)§	250,000	251,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
OneMain Financial Issuance Trust,
Series 2020-2A A
1.750%, 9/14/35§		$158,072	$155,393
OZLM XVII Ltd.,
Series 2017-17A A1RR
5.475%, 7/20/30(l)§		36,770	36,769
Palmer Square CLO Ltd.,
Series 2021-3A A1R
5.589%, 10/15/38(l)§		250,000	250,956
Park Blue CLO Ltd.,
Series 2025-9A A1
5.431%, 10/20/38(l)§		510,000	511,913
Pret LLC,
Series 2024-NPL6 A1
5.926%, 10/25/54(e)§		679,755	679,882
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§		2,000,000	1,966,901
Series 2025-SFR4 A
4.300%, 8/17/42§		1,000,000	988,538
Providus CLO II DAC,
Series 2A ARR
3.186%, 10/15/38(l)§	EUR	500,000	587,346
QTS Issuer ABS II LLC,
Series 2025-1A A2
5.044%, 10/5/55§		$74,000	73,794
Series 2025-1A B
5.778%, 10/5/55§		500,000	500,555
RASC Trust,
Series 2007-EMX1 A13
4.672%, 1/25/37(l)		272,502	299,778
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.472%, 11/25/36(l)§		133,812	133,802
Series 2023-FL11 A
6.532%, 10/25/39(l)§		373	374
Recette CLO Ltd.,
Series 2015-1A ARR
5.667%, 4/20/34(l)§		600,000	600,750
Regatta XI Funding Ltd.,
Series 2018-1A BR
6.072%, 7/17/37(l)§		360,000	361,534
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R
5.478%, 4/15/38(l)§		380,000	380,295
Regional Management Issuance Trust,
Series 2022-1 A
3.070%, 3/15/32§		95,969	95,632
Republic Finance Issuance Trust,
Series 2025-A A
4.590%, 11/20/34§		196,000	195,956
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A A2A
5.091%, 8/15/50§		73,000	73,229
Romark WM-R Ltd.,
Series 2018-1A A1
5.617%, 4/20/31(l)§		98,888	98,907
Scalelogix Abs Us Issuer LLC,
Series 2025-1A B
6.158%, 7/25/55§		400,000	400,156
Scholar Funding Trust,
Series 2013-A A
5.104%, 1/30/45(l)§		64,253	63,251
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
4.612%, 8/25/36(l)		2,119,388	673,993
Signal Peak CLO 14 Ltd.,
Series 2024-14A A
5.632%, 1/22/38(l)§		250,000	250,913
Silver Point CLO 5 Ltd.,
Series 2024-5A A1
5.725%, 10/20/37(l)§		250,000	250,501
Silver Point CLO 7 Ltd.,
Series 2024-7A A1
5.678%, 1/15/38(l)§		250,000	250,816
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2
5.475%, 1/20/38(l)§		720,000	719,653
Sixth Street CLO XX Ltd.,
Series 2021-20A BR
5.913%, 7/17/38(l)§		250,000	251,008
SLM Private Education Loan Trust,
Series 2010-C A5
9.015%, 10/15/41(l)§		134,596	141,065
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§		16,363	16,334
Series 2020-PTA A2A
1.600%, 9/15/54§		81,950	77,057
Series 2021-A C
2.990%, 1/15/53§		135,805	119,436
Series 2021-A D1
3.860%, 1/15/53§		33,876	30,818
SoFi Consumer Loan Program Trust,
Series 2025-1 C
5.420%, 2/27/34§		375,000	380,563
Series 2025-3 A
4.470%, 8/15/34§		225,000	225,586
SoFi Professional Loan Program LLC,
Series 2017-F BFX
3.620%, 1/25/41§		1,000,000	947,659
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR
5.614%, 10/26/31(l)§		277,399	277,444
Sound Point CLO XXIX Ltd.,
Series 2021-1A A
5.650%, 4/25/34(l)§		500,000	500,332
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
5.741%, 4/18/31(l)§		218,545	218,370
Soundview Home Loan Trust,
Series 2006-1 2A1
6.360%, 2/25/37(l)		4,226,912	813,450
Series 2007-OPT5 2A2
5.222%, 10/25/37(l)		2,729,380	2,060,635
STAR Trust,
Series 2021-SFR1 G
7.457%, 4/17/38(l)§		2,000,000	1,995,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
STWD Ltd.,
Series 2021-FL2 A
5.450%, 4/18/38(l)§	$161,216	$161,204
Subway Funding LLC,
Series 2024-1A A2II
6.268%, 7/30/54§	61,535	63,069
Series 2024-3A A23
5.914%, 7/30/54§	198,500	197,474
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	563,247	507,172
Symphony CLO 38 Ltd.,
Series 2023-38A BR
6.269%, 7/24/38(l)§	250,000	251,576
Symphony CLO XV Ltd.,
Series 2014-15A AR3
5.664%, 1/17/32(l)§	131,448	131,568
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	426,850
Series 2025-1A A2I
4.821%, 8/25/55§	73,000	73,379
TIAA CLO IV Ltd.,
Series 2018-1A A1AR
5.465%, 1/20/32(l)§	307,626	307,735
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	405,167	368,952
T-Mobile US Trust,
Series 2024-1A A
5.050%, 9/20/29§	400,000	403,765
Tralee CLO VI Ltd.,
Series 2019-6A A1RR
5.538%, 10/25/32(l)§	389,729	389,990
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,275,509
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR
5.648%, 1/25/34(l)§	600,000	599,820
Trinitas CLO XXX Ltd.,
Series 2024-30A A1
5.689%, 10/23/37(l)§	400,000	401,182
TRTX Issuer Ltd.,
Series 2022-FL5 A
5.793%, 2/15/39(l)§	236,257	236,244
Series 2025-FL6 A
5.673%, 9/18/42(l)§	190,000	190,652
TSTAT Ltd.,
Series 2022-1A A1RR
5.475%, 7/20/37(l)§	95,576	95,585
Turkish Airlines Pass- Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	186,133	181,479
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	54,079	53,668
United Airlines Pass- Through Trust,
Series 2019-1 AA
4.150%, 8/25/31	317,230	309,052
Series 2019-2 AA
2.700%, 5/1/32	151,378	138,346
Series 2020-1 A
5.875%, 10/15/27	346,650	354,479
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	20,452	20,836
Upstart Securitization Trust,
Series 2024-1 A
5.330%, 11/20/34§	148,834	149,282
Series 2025-2 B
5.620%, 6/20/35§	350,000	352,949
Series 2025-3 B
5.020%, 9/20/35§	350,000	349,351
UPX HIL Issuer Trust,
Series 2025-1 A
5.160%, 1/25/47§	188,483	189,153
USQ Rail III LLC,
Series 2024-1A A
4.990%, 9/28/54§	292,575	292,334
VCAT LLC,
Series 2025-NPL1 A1
5.877%, 1/25/55(e)§	562,963	568,367
Verdelite Static CLO Ltd.,
Series 2024-1A A
5.455%, 7/20/32(l)§	475,305	475,082
Verizon Master Trust,
Series 2024-1 A1A
5.000%, 12/20/28	1,150,000	1,153,416
Vibrant CLO XR Ltd.,
Series 2018-10RA A1
6.025%, 4/20/36(l)§	500,000	501,984
VOLT C LLC,
Series 2021-NPL9 A1
5.992%, 5/25/51(e)§	156,479	156,423
Voya CLO Ltd.,
Series 2013-1A A1AR
5.789%, 10/15/30(l)§	17,786	17,788
Series 2015-3A A3R4
5.775%, 10/20/31(l)§	250,000	250,399
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1
5.725%, 7/20/37(l)§	500,000	501,700
Wellington Management CLO 4 Ltd.,
Series 2025-4A A
5.429%, 4/18/38(l)§	350,000	349,720
Whitebox CLO I Ltd.,
Series 2019-1A BRR
6.069%, 7/24/36(l)§	250,000	250,183
Whitebox CLO II Ltd.,
Series 2020-2A A1R2
5.699%, 10/24/37(l)§	270,000	271,349
Series 2020-2A BR2
6.069%, 10/24/37(l)§	310,000	311,263
Wireless PropCo Funding LLC,
Series 2025-1A B
4.300%, 6/25/55§	209,000	199,556

Total Asset- Backed Securities		80,705,767

Collateralized Mortgage Obligations (9.8%)
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35	1,969,543	1,171,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-OA22 A1
4.592%, 2/25/47(l)		$20,195	$19,888
Series 2006-OA6 1A2
4.692%, 7/25/46(l)		13,269	12,078
Series 2007-OH1 A1D
4.482%, 4/25/47(l)		20,434	18,007
American Home Mortgage Investment Trust,
Series 2006-3 11A1
4.632%, 12/25/46(l)		422,366	358,248
Angel Oak Mortgage Trust,
Series 2025-2 A1
5.637%, 2/25/70(e)§		208,703	210,683
Series 2025-8 A1
5.410%, 7/25/70(e)§		85,720	86,352
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§		113,591	113,070
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.477%, 7/25/36(l)		826,389	473,756
Bear Stearns ARM Trust,
Series 2004-8 11A2
6.341%, 11/25/34(l)		81,058	77,276
Series 2005-1 2A1
4.807%, 3/25/35(l)		67,856	62,320
Beignet, Inc.,
6.850%, 6/1/49		2,000,000	2,000,000
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1
5.678%, 11/25/64(e)§		251,515	253,971
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		433,276	393,182
Series 2024-7 A11
5.656%, 6/25/55(l)§		417,902	417,909
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,535,871	636,886
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		205,408	205,867
Series 2005-24 A1
5.500%, 11/25/35		269,128	136,388
Series 2006-9 A10
6.000%, 5/25/36		2,617,826	1,162,454
CIM Trust,
Series 2025-I1 A1
5.655%, 10/25/69(e)§		168,036	169,747
Citigroup Mortgage Loan Trust,
Series 2024-1 A11
5.706%, 7/25/54(l)§		342,114	343,628
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	100,025
Series 2020-3 A3
2.380%, 4/27/65(l)§		2,030	2,007
Series 2021-5 A1
1.726%, 11/26/66(l)§		54,370	49,091
Series 2025-7 A1
5.470%, 6/25/70(e)§		165,285	166,672
Series 2025-8 A1
5.480%, 8/25/70(e)§		394,416	397,770
Cross Mortgage Trust,
Series 2025-H1 A1
5.735%, 2/25/70(l)§		256,161	258,813
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
4.672%, 6/25/37(l)		441,884	390,348
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1
5.626%, 3/25/70(e)§		276,904	278,927
Series 2025-INV2 A1
5.387%, 5/26/70(e)§		327,243	328,977
Series 2025-INV3 A1
5.444%, 7/25/70(e)§		166,422	167,480
Series 2025-NQM3 A1
5.494%, 8/25/70(e)§		197,648	199,320
Eurohome UK Mortgages plc,
Series 2007-1 A
4.244%, 6/15/44(l)(m)	GBP	33,615	45,029
EuroMASTR plc,
Series 2007-1V A2
4.294%, 6/15/40(l)(m)		91,243	120,243
Eurosail-UK plc,
Series 2007-4X A3
5.044%, 6/13/45(l)(m)		144,640	194,152
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$401,040	417,670
Series 375 C1
2.500%, 1/25/51 IO		4,470,893	692,225
Series 4438 B
3.000%, 10/15/43		91,435	89,324
Series 4790 F
4.677%, 10/15/43(l)		188,516	184,685
Series 4989 FA
4.810%, 8/15/40(l)		125,099	123,435
Series 4989 FB
4.810%, 10/15/40(l)		86,386	85,178
Series 5004 LS
1.679%, 7/25/50 IO(l)		2,718,914	371,897
Series 5025 GB
1.500%, 10/25/50		6,499,000	4,260,384
Series 5028 TZ
2.000%, 10/25/50		6,698,392	3,681,644
Series 5468 QF
5.656%, 5/25/54(l)		595,455	595,380
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		639,760	193,941
FNMA,
Series 2011-86 NF
5.021%, 9/25/41(l)		53,672	53,504
Series 2015-11 A
3.000%, 5/25/34		156,282	154,107
Series 2020-77 S
3.861%, 11/25/50 IO(l)		6,397,614	302,371
Series 2021-67 IG
3.000%, 10/25/51 IO		1,607,270	267,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-95 LZ
3.000%, 1/25/52	$5,588,935	$3,763,366
Series 2024-32
2.500%, 4/25/51 IO	3,047,107	463,169
Series 426 C57
3.000%, 3/25/52 IO	3,601,266	620,864
Series 437 C8
2.500%, 6/25/52 IO	4,041,021	635,266
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§	500,000	471,036
Series 2022-INV2 A5
3.000%, 4/25/52(l)§	484,723	417,941
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§	115,492	115,364
Series 2025-NQM4 A1
5.529%, 6/25/70(e)§	392,894	396,368
GNMA,
Series 2012-74 LF
4.650%, 6/20/42(l)	446,462	439,799
Series 2013-116 LS
1.900%, 8/20/43 IO(l)	642,312	71,954
Series 2013-26 MS
2.000%, 2/20/43 IO(l)	612,888	69,951
Series 2014-20 TS
1.850%, 2/20/44 IO(l)	586,551	62,689
Series 2015-H15 FC
5.046%, 6/20/65(l)	99,278	99,237
Series 2015-H16 FM
5.066%, 7/20/65(l)	124,885	124,878
Series 2015-H18 FB
5.066%, 7/20/65(l)	60,770	60,759
Series 2015-H19 FK
5.066%, 8/20/65(l)	135,924	135,846
Series 2015-H20 FB
5.066%, 8/20/65(l)	76,015	76,017
Series 2015-H20 FC
5.086%, 8/20/65(l)	334,423	334,469
Series 2015-H22 FC
5.066%, 9/20/65(l)	199,036	199,037
Series 2015-H29 FA
5.166%, 10/20/65(l)	144	144
Series 2016-H11 F
5.266%, 5/20/66(l)	89,555	89,770
Series 2016-H14 FA
5.266%, 6/20/66(l)	67,436	67,597
Series 2016-H15 FA
5.266%, 7/20/66(l)	64,643	64,800
Series 2016-H23 F
5.216%, 10/20/66(l)	71,030	71,151
Series 2020-129 IW
2.500%, 9/20/50 IO	4,399,269	660,717
Series 2020-173 MI
2.500%, 11/20/50 IO	4,503,897	651,012
Series 2020-185 MI
2.500%, 12/20/50 IO	4,603,080	679,559
Series 2021-16 KI
2.500%, 1/20/51 IO	4,068,762	604,182
Series 2021-160 TI
3.000%, 9/20/51 IO	4,309,365	738,099
Series 2021-165 ID
3.000%, 9/20/51 IO	2,566,709	420,849
Series 2021-223 EZ
3.000%, 12/20/51	5,059,027	3,738,736
Series 2021-30 KI
3.000%, 2/20/51 IO	3,660,287	599,930
Series 2021-57 IA
2.500%, 12/20/50 IO	3,780,155	534,147
Series 2021-58 IY
3.000%, 2/20/51 IO	86,818	14,540
Series 2021-78 IP
3.000%, 5/20/51 IO	95,848	16,112
Series 2021-81 IM
3.500%, 5/20/51 IO	3,843,319	733,310
Series 2021-83 PI
3.000%, 5/20/51 IO	79,936	13,427
Series 2021-97 LI
3.000%, 8/20/50 IO	143,626	24,269
Series 2022-112 AI
2.500%, 10/20/50 IO	3,011,224	475,650
Series 2022-174 AZ
3.500%, 5/20/51	5,093,632	4,272,183
Series 2022-218 IB
3.000%, 7/20/50 IO	2,702,166	451,818
Series 2022-78
3.000%, 8/20/51 IO	66,517	11,183
Series 2022-85 IK
3.000%, 5/20/51 IO	68,030	11,523
Series 2022-H02 FN
4.889%, 1/20/72(l)	266,076	262,768
Series 2022-H22 EF
5.139%, 10/20/72(l)	155,480	155,708
Series 2022-H25 FA
5.529%, 11/20/72(l)	493,458	501,327
Series 2022-H26 DF
5.409%, 12/20/72(l)	301,561	304,819
Series 2023-19
2.500%, 2/20/51 IO	4,197,852	606,091
Series 2023-H01 FA
5.189%, 1/20/73(l)	392,224	392,758
Series 2023-H02 FA
5.289%, 1/20/73(l)	292,677	293,052
Series 2023-H02 FB
5.289%, 1/20/73(l)	991,761	993,094
Series 2023-H03 FA
5.259%, 2/20/73(l)	196,489	197,183
Series 2023-H28 F
5.439%, 12/20/73(l)	392,884	395,534
Series 2023-H28 GF
5.289%, 12/20/73(l)	823,393	826,106
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4
4.000%, 5/25/62(l)§	65,674	61,022
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.191%, 9/25/35(l)	14,266	13,740
Series 2006-AR2 2A1
4.292%, 4/25/36(l)	32,116	19,163
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.887%, 1/19/35(l)	109,415	99,390
HOMES Trust,
Series 2025-NQM1 M1
6.520%, 1/25/70(l)§	300,000	304,107
Series 2025-NQM2 A1
5.425%, 2/25/70(e)§	627,022	630,635
Homeward Opportunities Fund Trust,
Series 2022-1 A1
5.082%, 7/25/67(e)§	115,966	115,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Household Capital RMBS,
Series 2025-1 A
5.740%, 7/21/87(l)(m)	AUD	40,000	$26,388
Impac CMB Trust,
Series 2007-A A
4.772%, 5/25/37(l)§		$21,179	20,635
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
4.812%, 2/25/37(l)		779,168	521,533
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
5.194%, 11/25/36(l)§		1,016,918	515,060
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		661,580	278,005
Series 2006-A3 6A1
4.960%, 8/25/34(l)		5,763	5,714
Series 2007-A1 3A3
5.204%, 7/25/35(l)		12,047	11,592
Series 2021-7 A3
2.500%, 11/25/51(l)§		499,735	415,751
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,019,572	850,162
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		514,692	464,627
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	175,772
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		117,105	96,442
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		398,985	403,018
Series 2025-NQM3 A1
5.495%, 11/25/65(l)§		392,623	395,739
Series 2025-VIS1 M1
6.412%, 8/25/55(l)§		287,000	290,566
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		639,976	647,692
Ludgate Funding plc,
Series 2007-1 A2A
4.288%, 1/1/61(l)(m)	GBP	52,707	69,321
Series 2008-W1X A1
4.728%, 1/1/61(l)(m)		113,967	151,913
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$29,764	31,389
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.945%, 12/25/32(l)		2,959	2,904
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2 A1
5.443%, 7/25/70(e)§		166,848	168,085
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
4.735%, 4/16/36(l)§		110,720	108,736
MortgageIT Trust,
Series 2005-4 A1
4.832%, 10/25/35(l)		37,700	37,689
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		137,994	133,249
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		190,038	184,628
Series 2025-NQM1 A1
5.643%, 1/25/65(e)§		181,414	183,520
Series 2025-NQM4 A1
5.350%, 7/25/65(l)§		390,470	393,384
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		2,985,885	841,643
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,244,667	631,730
OBX Trust,
Series 2025-NQM3 A1
5.648%, 12/1/64(e)§		152,252	153,835
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		105,667	105,617
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		249,901	252,349
PRPM LLC,
Series 2024-7 A1
5.870%, 11/25/29(e)§		2,841,476	2,842,390
Series 2025-4 A1
6.179%, 6/25/30(e)§		970,657	972,977
PRPM Trust,
Series 2025-NQM1 A1
5.802%, 11/25/69(e)§		211,565	213,834
Series 2025-NQM1
M1A
6.645%, 11/25/69(l)§		193,000	195,942
Series 2025-NQM2 A1
5.688%, 4/25/70(e)§		532,196	537,143
Series 2025-NQM3 A1
5.606%, 5/25/70(e)§		160,737	161,936
RALI Trust,
Series 2006-QO3 A1
4.692%, 4/25/46(l)		3,614,261	888,039
Series 2007-QS6 A29
6.000%, 4/25/37		885,083	741,296
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.612%, 6/25/35(l)§		15,841	15,301
Series 2006-R1 AF1
4.612%, 1/25/36(l)§		46,687	44,221
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,895,786	1,021,827
Series 2006-A9CB A7
6.000%, 9/25/36		3,846,141	1,109,983
Resloc UK plc,
Series 2007-1X A3B
4.254%, 12/15/43(l)(m)	GBP	56,567	74,825
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$309,485	251,395
Sequoia Mortgage Trust,
Series 10 2A1
5.010%, 10/20/27(l)		214	212
Series 2003-4 2A1
4.950%, 7/20/33(l)		2,755	2,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 6 A
4.888%, 4/19/27(l)		$11,178	$11,064
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,313,311
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,229,227
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
5.189%, 4/25/34(l)		59,193	58,977
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.748%, 7/19/35(l)		15,191	14,625
Series 2006-AR6 1A3
4.652%, 7/25/46(l)		455,093	364,569
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
4.925%, 7/20/53(l)§	GBP	360,488	485,924
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,311,854
Series 2022-1 A1
3.750%, 7/25/62(l)§		265,800	255,145
Series 2024-5 A1A
4.562%, 10/25/64(l)§		517,472	521,124
Uropa Securities plc,
Series 2007-1 A3A
4.323%, 10/10/40(l)(m)	GBP	182,843	243,906
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$607,348	564,151
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		538,164	502,707
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	769,284
Series 2021-8 A1
1.824%, 11/25/66(l)§		56,571	52,370
Series 2023-1 A1
5.850%, 12/25/67(e)§		320,193	319,928
Series 2025-5 A1
5.427%, 6/25/70(e)§		96,474	97,218
Series 2025-6 A1
5.417%, 7/25/70(e)§		211,971	213,646

Total Collateralized Mortgage Obligations			79,142,169

Commercial Mortgage-Backed Securities (6.3%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.280%, 8/10/35(l)§		100,000	93,507
Series 2015-1211 D
4.280%, 8/10/35(l)§		100,000	90,816
1345 Trust,
Series 2025-AOA A
5.750%, 6/15/42(l)§		28,000	28,152
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		$200,000	188,058
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	2,606
280 Park Avenue Mortgage Trust,
Series 2017-280P A
5.330%, 9/15/34(l)§		190,000	188,575
Series 2017-280P D
6.054%, 9/15/34(l)§		200,000	196,375
Alen Mortgage Trust,
Series 2021-ACEN A
5.415%, 4/15/34(l)§		13,000	12,594
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	83,654
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	80,879
AREIT Ltd.,
Series 2024-CRE9 A
5.837%, 5/17/41(l)§		245,093	245,200
ARES Commercial Mortgage Trust,
Series 2024-IND A
5.842%, 7/15/41(l)§		104,000	104,260
Ashford Hospitality Trust,
Series 2018-ASHF D
6.423%, 4/15/35(l)§		16,000	15,900
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
6.398%, 12/15/36(l)§		190,000	180,499
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A
5.315%, 9/15/38(l)§		800,000	767,997
BAMLL Trust,
Series 2024-BHP A
6.500%, 8/15/39(l)§		130,000	130,528
BANK,
Series 2017-BNK6 XA
0.905%, 7/15/60 IO(l)		2,638,089	26,151
Series 2018-BN10 XA
0.828%, 2/15/61 IO(l)		3,430,300	48,431
Series 2019-BN19 AS
3.446%, 8/15/61		249,000	226,804
Series 2019-BN20 AS
3.243%, 9/15/62(l)		310,000	284,400
Series 2019-BN20 XB
0.458%, 9/15/62 IO(l)		530,000	6,804
Series 2020-BN25 AS
2.841%, 1/15/63		22,000	20,070
Series 2020-BN30 XB
0.825%, 12/15/53 IO(l)		5,331,000	166,351
Series 2021-BN33 XB
0.594%, 5/15/64 IO(l)		4,550,000	113,903
Series 2021-BN35 C
2.902%, 6/15/64(l)		19,000	15,539
Series 2022-BNK40 A4
3.504%, 3/15/64(l)		600,000	557,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.979%, 7/15/49(l)	$250,000	$244,312
Series 2017-BNK3 XB
0.726%, 2/15/50 IO(l)	1,000,000	6,391
BANK5,
Series 2024-5YR10 B
6.140%, 10/15/57(l)	284,000	292,905
Series 2024-5YR8 XA
1.126%, 8/15/57 IO(l)	6,240,974	184,595
Series 2025-5YR15 AS
5.762%, 7/15/58	180,000	186,363
Series 2025-5YR16 AS
5.751%, 8/15/63(l)	393,000	404,395
Series 2025-5YR17 AS
5.626%, 11/15/58(l)	296,000	304,360
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	832,821
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	95,688
Series 2018-TALL A
5.070%, 3/15/37(l)§	45,000	42,525
Series 2020-C7 AS
2.444%, 4/15/53	186,000	161,171
Series 2021-C9 XA
1.694%, 2/15/54 IO(l)	2,599,851	161,341
Series 2024-5C29 A3
5.208%, 9/15/57	240,000	246,258
Series 2025-5C36 A3
5.517%, 8/15/58	268,000	279,433
Series 2025-5C36 AS
5.835%, 8/15/58(l)	256,000	265,817
Series 2025-5C37 AS
5.382%, 9/15/58(l)	297,000	303,080
Series 2025-C35 A5
5.586%, 7/15/58(l)	100,000	105,074
Series 2025-C35 AS
5.843%, 7/15/58(l)	15,000	15,672
Series 2025-C35 B
6.124%, 7/15/58(l)	10,000	10,359
Series 2025-C35 D
4.500%, 7/15/58§	14,000	10,572
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	31,169	30,632
Series 2015-SRCH XA
1.000%, 8/10/35 IO(l)§	846,454	9,419
Series 2021-C10 XA
1.329%, 7/15/54 IO(l)	3,310,411	167,940
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	685,302
Series 2019-B9 XA
1.172%, 3/15/52 IO(l)	902,610	24,602
Series 2020-B16 XA
0.910%, 2/15/53 IO(l)	3,802,263	117,864
Series 2020-B17 XB
0.618%, 3/15/53 IO(l)	1,000,000	19,046
Series 2020-B21 A5
1.978%, 12/17/53	18,000	15,807
Series 2020-IG3 XA
0.770%, 9/15/48 IO(l)§	5,571,625	66,429
Series 2021-B23 XA
1.362%, 2/15/54 IO(l)	979,371	47,976
Series 2021-B24 XA
1.250%, 3/15/54 IO(l)	1,145,682	46,606
Series 2021-B25 A5
2.577%, 4/15/54	160,000	143,035
Series 2021-B27 XA
1.349%, 7/15/54 IO(l)	3,563,863	171,918
Series 2024-V10 A3
5.277%, 9/15/57	250,000	256,910
Series 2024-V8 A1
5.514%, 7/15/57	192,915	196,167
Series 2024-V9 A3
5.602%, 8/15/57	241,000	250,081
Series 2025-V15 AS
6.175%, 6/15/58	256,000	268,655
Series 2025-V16 A3
5.439%, 8/15/58(l)	180,000	186,780
Series 2025-V17 AM
5.425%, 9/15/58(l)	395,000	403,638
BFLD Mortgage Trust,
Series 2024-VICT A
6.040%, 7/15/41(l)§	36,000	36,112
BFLD Trust,
Series 2020-EYP A
5.415%, 10/15/35(l)§	700,000	553,630
Series 2025-EWEST A
5.700%, 6/15/42(l)§	103,000	103,128
Series 2025-FPM A
5.011%, 10/10/30(l)§	200,000	201,316
BIG Commercial Mortgage Trust,
Series 2022-BIG A
5.492%, 2/15/39(l)§	482,163	477,423
BMO Mortgage Trust,
Series 2023-C5 XA
0.943%, 6/15/56 IO(l)	384,058	16,723
Series 2024-5C7 AS
5.888%, 11/15/57(l)	443,000	455,958
Series 2025-5C10 AS
5.947%, 5/15/58(l)	295,000	306,196
Series 2025-5C12 AS
5.557%, 10/15/58	297,000	304,620
Series 2025-5C9 AS
6.165%, 4/15/58(l)	295,000	308,986
BPR Trust,
Series 2021-TY A
5.315%, 9/15/38(l)§	180,000	179,889
BSTN Commercial
Mortgage Trust,
Series 2025-HUB A
5.062%, 4/13/41(l)§	150,000	150,000
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	96,337	92,386
Series 2013-1515 C
3.446%, 3/10/33§	100,000	92,023
Series 2021-1450 A
5.515%, 9/15/36(l)§	700,000	684,025
BWAY Trust,
Series 2025-1535 A
6.519%, 5/5/42(l)§	10,000	10,350
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.662%, 3/9/44(l)§	120,000	112,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-XL2 A
4.953%, 10/15/38(l)§		$133,289	$133,206
Series 2021-XL2 D
5.661%, 10/15/38(l)§		182,000	181,773
Series 2022-AHP A
5.140%, 1/17/39(l)§		600,000	599,625
Series 2024-AIRC A
5.841%, 8/15/39(l)§		97,364	97,547
Series 2024-BRBK A
7.027%, 10/15/41(l)§		96,000	96,510
Series 2024-BRBK D
10.117%, 10/15/41(l)§		109,000	109,135
Series 2024-KING A
5.691%, 5/15/34(l)§		98,701	98,731
Series 2024-MDHS A
5.791%, 5/15/41(l)§		167,291	167,501
BX Trust,
Series 2019-OC11 E
4.075%, 12/9/41(l)§		200,000	183,077
Series 2021-VIEW D
7.164%, 6/15/36(l)§		120,000	119,927
Series 2022-FOX2 A2
4.899%, 4/15/39(l)§		585,787	584,879
Series 2022-VAMF B
5.430%, 1/15/39(l)§		17,000	16,973
Series 2023-DELC A
6.840%, 5/15/38(l)§		100,000	100,563
Series 2024-PALM A
5.691%, 6/15/37(l)§		90,000	90,141
Series 2024-VLT4 A
5.642%, 6/15/41(l)§		200,000	200,063
Series 2025-LUNR A
5.650%, 6/15/40(l)§		11,467	11,481
Series 2025-VLT6 A
5.593%, 3/15/42(l)§		220,000	219,931
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§		30,000	25,144
Series 2017-GM A
3.379%, 6/13/39§		190,000	186,074
Series 2017-GM B
3.539%, 6/13/39(l)§		140,000	136,670
Series 2017-GM D
3.539%, 6/13/39(l)§		80,000	77,713
Series 2021-601L D
2.868%, 1/15/44(l)§		102,000	81,816
Cassia SRL,
Series 2022-1A A
4.534%, 5/22/34(l)§	EUR	235,633	277,477
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,714
CENT Trust,
Series 2025-CITY A
5.091%, 7/10/40(l)§		177,000	178,245
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		8,843	8,824
Series 2016-C4 XA
1.685%, 5/10/58 IO(l)		370,298	1,313
Series 2016-C4 XB
0.871%, 5/10/58 IO(l)		110,000	378
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	35,666
Citigroup Commercial Mortgage Trust,
Series 2020-420K D
3.422%, 11/10/42(l)§		150,000	133,740
Series 2020-420K X
0.912%, 11/10/42 IO(l)§		1,000,000	34,746
Series 2020-555 A
2.647%, 12/10/41§		140,000	126,551
COAST Commercial Mortgage Trust,
Series 2023-2HTL A
6.741%, 8/15/36(l)§		108,000	108,000
Series 2023-2HTL D
8.589%, 8/15/36(l)§		100,000	100,003
Commercial Mortgage Trust,
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	125,955
Series 2015-CR24 B
4.364%, 8/10/48(l)		7,612	7,480
Series 2015-DC1 XA
0.708%, 2/10/48 IO(l)		237,418	253
Series 2016-COR1 ASB
2.972%, 10/10/49		162,072	161,239
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§		50,000	1,921
Series 2024-WCL1 A
5.991%, 6/15/41(l)§		90,000	90,177
Series 2024-WCL1 B
6.740%, 6/15/41(l)§		27,000	27,076
CONE Trust,
Series 2024-DFW1 A
5.792%, 8/15/41(l)§		30,000	29,944
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.167%, 4/15/50 IO(l)		234,802	52
Series 2015-C4 D
3.929%, 11/15/48(l)		70,000	68,006
Series 2016-C5 B
4.463%, 11/15/48(l)		30,000	29,822
Series 2016-C5 C
4.740%, 11/15/48(l)		50,000	49,194
Series 2017-CX10 XB
0.322%, 11/15/50 IO(l)		1,000,000	5,115
Series 2018-C14 C
5.040%, 11/15/51(l)		250,000	227,918
Series 2018-CX12 C
4.880%, 8/15/51(l)		58,000	53,451
Series 2019-C16 XA
1.693%, 6/15/52 IO(l)		949,448	43,197
Series 2019-C17 XA
1.461%, 9/15/52 IO(l)		4,449,892	175,394
Series 2019-C17 XB
0.674%, 9/15/52 IO(l)		1,000,000	18,125
Series 2019-C18 D
2.500%, 12/15/52§		170,000	140,445
CSMC Trust,
Series 2017-TIME A
3.646%, 11/13/39§		100,000	94,876
Series 2021-ADV A
5.665%, 7/15/38(l)§		800,000	717,097
Series 2021-B33 A1
3.053%, 10/10/43§		88,364	82,676
Series 2021-B33 A2
3.167%, 10/10/43§		190,000	170,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
DBGS Mortgage Trust,
Series 2018-5BP B
5.228%, 6/15/33(l)§	$100,000	$94,461
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	13,055
Series 2024-SBL A
6.033%, 8/15/34(l)§	11,000	11,034
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	19,845
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	4,363
DK Trust,
Series 2025-LXP A
5.743%, 8/15/37(l)§	34,000	34,000
Series 2025-LXP D
7.041%, 8/15/37(l)§	11,000	11,014
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	892,037
ELM Trust,
Series 2024-ELM A10
5.994%, 6/10/39(l)§	44,000	44,289
Series 2024-ELM A15
5.994%, 6/10/39(l)§	44,000	44,288
Series 2024-ELM XP10
0.242%, 6/10/39 IO(l)§	1,000,000	1,550
EQT Trust,
Series 2024-EXTR A
5.331%, 7/5/41(l)§	18,000	18,413
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.170%, 10/15/38(l)§	397,507	397,320
Extended Stay America Trust,
Series 2021-ESH A
5.344%, 7/15/38(l)§	1,770,880	1,770,880
FHLMC Multiclass Certificates,
Series 2024-P015 A1
4.448%, 11/25/32(l)	24,867	24,839
FHLMC Multifamily Structured Pass-Through Certificates,
Series K120 X1
1.123%, 10/25/30 IO(l)	2,414,718	99,592
Series K121 X1
1.111%, 10/25/30 IO(l)	116,531	4,770
Series KJ48 A2
5.028%, 10/25/31	25,000	25,755
Series KL05 X1P
1.024%, 6/25/29 IO(l)	662,000	20,281
Series KL06 XFX
1.462%, 12/25/29 IO(l)	167,636	6,654
FNMA ACES,
Series 2019-M32 X2
1.243%, 10/25/29 IO(l)	17,746,399	555,180
Series 2020-M13 X1
1.239%, 6/25/31 IO(l)	16,397,972	535,125
Series 2020-M15 X1
1.563%, 9/25/31 IO(l)	3,024,809	181,107
Series 2022-M4 A1X
2.540%, 5/25/30(l)	1,260,617	1,205,368
Series 2025-M1 A2
4.700%, 1/25/35(l)	4,864,000	4,886,278
GNMA,
Series 2013-30
0.533%, 9/16/53 IO(l)	32,691	399
Series 2016-96
0.769%, 12/16/57 IO(l)	29,320	1,010
Series 2021-143
0.967%, 10/16/63 IO(l)	6,897,899	459,982
Series 2021-20
1.144%, 8/16/62 IO(l)	4,901,410	367,710
Series 2021-208
0.757%, 6/16/64 IO(l)	8,157,363	427,894
Series 2021-22
0.973%, 5/16/63 IO(l)	6,106,506	401,767
Series 2021-52
0.722%, 4/16/63 IO(l)	6,164,366	316,921
Series 2021-71
0.864%, 10/16/62 IO(l)	6,862,286	436,123
Series 2022-49
0.756%, 3/16/64 IO(l)	7,938,267	421,662
Series 2023-118 BA
3.750%, 5/16/65(l)	14,709	13,062
Series 2023-50 AC
3.250%, 9/16/63(l)	11,462	9,884
Series 2025-126 AD
5.000%, 5/16/65	102,853	100,943
Series 2025-128 AD
5.000%, 10/16/56	93,821	92,554
Series 2025-128 AG
4.750%, 7/16/66	93,867	91,802
Series 2025-129 AB
4.750%, 9/16/54	29,935	29,411
Series 2025-130 AL
4.750%, 8/16/56	29,940	29,421
Series 2025-88 AT
5.000%, 6/16/58	23,693	23,697
Grace Trust,
Series 2020-GRCE D
2.769%, 12/10/40(l)§	142,000	123,807
Great Wolf Trust,
Series 2024-WLF2 A
5.841%, 5/15/41(l)§	116,000	116,217
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	84,854	73,083
Series 2018-TWR D
6.048%, 7/15/31(l)§	110,000	14,895
Series 2023-FUN A
6.241%, 3/15/28(l)§	100,000	100,406
GS Mortgage Securities Trust,
Series 2015-GS1 XA
0.637%, 11/10/48 IO(l)	270,311	145
Series 2016-GS3 XA
1.283%, 10/10/49 IO(l)	255,954	1,287
Series 2017-GS7 XA
1.169%, 8/10/50 IO(l)	2,244,762	28,948
Series 2019-GSA1 XA
0.927%, 11/10/52 IO(l)	1,134,383	29,434
Series 2020-GC45 XA
0.727%, 2/13/53 IO(l)	3,082,316	65,273
HILT Commercial Mortgage Trust,
Series 2024-ORL D
7.339%, 5/15/37(l)§	100,000	99,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
HIT Trust,
Series 2022-HI32 A
6.541%, 7/15/39(l)§	$5,143	$5,151
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A
5.792%, 6/15/41(l)§	24,000	24,038
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	70,000	57,082
ILPT Commercial Mortgage Trust,
Series 2025-LPF2 A
5.468%, 7/13/42(l)§	115,000	116,645
Series 2025-LPF2 D
6.725%, 7/13/42(l)§	200,000	203,191
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	308,216
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	1,349
Series 2018-AON A
4.128%, 7/5/31§	23,000	20,971
Series 2018-PHH A
5.407%, 6/15/35(l)§	106,599	90,721
Series 2021-MHC A
5.315%, 4/15/38(l)§	8,659	8,657
Series 2021-MHC D
6.215%, 4/15/38(l)§	90,000	90,084
Series 2022-DATA A
4.046%, 6/10/42(l)§	600,000	559,368
Series 2022-OPO D
3.565%, 1/5/39(l)§	100,000	84,516
Series 2025-BHR5 A
5.844%, 3/15/40(l)§	74,581	74,581
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA
0.609%, 11/15/47 IO(l)	548,473	770
Series 2015-C32 XA
1.208%, 11/15/48 IO(l)	743,039	2,057
Series 2015-C33 D1
4.314%, 12/15/48(l)§	100,000	91,862
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.848%, 7/15/50(l)	350,000	306,208
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	19,204
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.617%, 6/15/49 IO(l)	1,217,371	6,347
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	11,229
Series 2020-COR7 XA
1.770%, 5/13/53 IO(l)	2,259,149	108,315
JW Commercial Mortgage Trust,
Series 2024-MRCO A
5.771%, 6/15/39(l)§	32,000	32,090
Series 2024-MRCO D
7.339%, 6/15/39(l)§	24,000	24,111
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	549,002
KSL Trust,
6.043%, 6/15/30(l)§	13,000	12,969
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.302%, 2/15/36 IO(l)§	875,512	19,694
LBA Trust,
Series 2024-BOLT A
5.741%, 6/15/39(l)§	140,000	140,175
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	281,007
LoanCore Issuer LLC,
Series 2025-CRE8 A
5.528%, 8/17/42(l)§	280,000	280,687
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.004%, 3/10/50 IO(l)§	2,045,995	13,069
MAD Commercial Mortgage Trust,
Series 2025-11MD C
5.631%, 10/15/42(l)§	150,000	149,908
MCR Mortgage Trust,
Series 2024-TWA A
5.924%, 6/12/39§	33,000	33,462
Series 2024-TWA XA
0.920%, 6/12/39 IO§	178,000	1,847
MHC Trust,
Series 2021-MHC2 D
5.764%, 5/15/38(l)§	96,000	96,030
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	104,033
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 ASB
2.952%, 11/15/49	66,116	65,808
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	190,283
Series 2017-H1 XD
2.294%, 6/15/50 IO(l)§	300,000	8,712
Series 2018-MP A
4.419%, 7/11/40(l)§	219,000	206,258
Series 2019-H6 XB
0.862%, 6/15/52 IO(l)	1,000,000	23,272
Series 2019-L2 XA
1.157%, 3/15/52 IO(l)	2,631,932	74,264
Series 2019-L3 XA
0.711%, 11/15/52 IO(l)	4,177,083	91,540
Series 2020-L4 B
3.082%, 2/15/53	207,000	187,025
Series 2024-NSTB A
3.900%, 9/24/57(l)§	230,192	228,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
MSWF Commercial Mortgage Trust,
Series 2023-2 XA
1.141%, 12/15/56 IO(l)	$997,728	$57,578
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A
4.404%, 6/17/38§	100,000	95,864
Series 2021-APPL A
5.365%, 8/15/38(l)§	649,721	630,992
NCMF Trust,
Series 2025-MFS A
5.046%, 6/10/33(l)§	67,000	67,113
New Orleans Hotel Trust,
Series 2019-HNLA A
5.187%, 4/15/32(l)§	400,000	397,607
NJ Trust,
Series 2025-WBRK A
5.867%, 3/5/35(l)§	188,000	194,988
NRTH Commercial Mortgage Trust,
Series 2025-PARK A
5.543%, 10/15/40(l)§	100,000	99,750
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.360%, 11/15/38(l)§	1,100,000	1,096,583
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	4,589
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	830,828	1
Series 2017-1MKT XNCP
0.219%, 2/10/32 IO(l)§	166,165	101
ONE Mortgage Trust,
Series 2021-PARK A
4.964%, 3/15/36(l)§	600,000	591,083
PENN Commercial Mortgage Trust,
Series 2025-P11 A
5.522%, 8/10/42(l)§	12,000	12,162
PGA Trust,
Series 2024-RSR2 A
6.041%, 6/15/39(l)§	114,000	114,000
ROCK Trust,
Series 2024-CNTR A
5.388%, 11/13/41§	140,000	143,642
SCG Commercial Mortgage Trust,
Series 2025-FLWR A
5.400%, 8/15/42(l)§	183,000	183,171
SFO Commercial Mortgage Trust,
Series 2021-555 B
5.764%, 5/15/38(l)§	180,000	178,312
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	25,928
SREIT Trust,
Series 2021-MFP D
5.843%, 11/15/38(l)§	307,855	307,566
UBS Commercial Mortgage Trust,
Series 2017-C7 A4
3.679%, 12/15/50	140,000	138,196
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	70,344
Series 2018-C13 XA
0.938%, 10/15/51 IO(l)	7,713,862	141,597
Series 2018-C8 C
4.838%, 2/15/51(l)	226,000	208,881
Series 2019-C17 XA
1.578%, 10/15/52 IO(l)	912,230	41,662
Series 2019-C18 XA
1.109%, 12/15/52 IO(l)	911,873	29,532
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§	100,000	101,501
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	192,241	188,067
Series 2024-6 A
5.810%, 12/25/54(l)§	868,912	872,400
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(l)§	100,000	97,996
VRTX Trust,
Series 2025-HQ A
5.090%, 8/5/42(l)§	100,000	100,571
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	148,658	132,454
Series 2015-LC20 C
4.056%, 4/15/50(l)	52,402	50,735
Series 2015-NXS2 XA
0.046%, 7/15/58 IO(l)	223,896	4
Series 2016-BNK1 XD
1.367%, 8/15/49 IO(l)§	1,000,000	7,499
Series 2016-C32 A3FL
5.677%, 1/15/59(l)	2,423	2,425
Series 2016-C33 XA
1.704%, 3/15/59 IO(l)	751,756	1,194
Series 2016-C34 A3FL
5.297%, 6/15/49(l)§	30,000	29,913
Series 2017-C38 XA
1.048%, 7/15/50 IO(l)	2,159,052	22,786
Series 2017-C39 XA
1.216%, 9/15/50 IO(l)	2,080,278	33,176
Series 2018-1745 A
3.874%, 6/15/36(l)§	600,000	552,631
Series 2018-C46 B
4.633%, 8/15/51	24,000	22,799
Series 2019-C49 B
4.546%, 3/15/52	90,000	87,811
Series 2019-C50 B
4.192%, 5/15/52	150,000	138,972
Series 2019-C50 XA
1.571%, 5/15/52 IO(l)	808,554	29,406
Series 2020-C55 AS
2.937%, 2/15/53	207,000	184,536
Series 2020-C55 XA
1.398%, 2/15/53 IO(l)	3,858,192	165,872
Series 2020-C56 XA
1.381%, 6/15/53 IO(l)	3,012,968	131,049
Series 2021-C59 XA
1.620%, 4/15/54 IO(l)	2,929,490	166,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-FCMT D
7.765%, 5/15/31(l)§	$110,000	$110,324
Series 2024-5C2 AS
6.346%, 11/15/57(l)	315,000	330,481
Series 2024-BPRC B
6.215%, 7/15/43§	47,000	47,953
Series 2024-BPRC C
6.432%, 7/15/43§	30,000	30,490
Series 2024-BPRC D
7.082%, 7/15/43§	10,000	10,214
Series 2024-BPRC X
0.312%, 7/15/43 IO(l)§	369,000	3,192
Series 2025-5C3 AS
6.390%, 1/15/58(l)	295,000	311,787
Series 2025-5C6 AS
5.582%, 10/15/58(l)	297,000	305,276
WEST Trust,
Series 2025-ROSE A
5.454%, 4/10/35(l)§	18,000	18,229
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
6.939%, 11/15/27(l)§	100,000	100,250
Series 2022-WMRK B
7.586%, 11/15/27(l)§	100,000	100,250

Total Commercial Mortgage- Backed Securities		51,178,842

Corporate Bonds (26.5%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	99,547
4.250%, 3/1/27	150,000	150,291
4.100%, 2/15/28	120,000	119,908
4.300%, 2/15/30	130,000	130,195
5.400%, 2/15/34	329,000	341,471
3.500%, 9/15/53	54,000	37,129
3.800%, 12/1/57	164,000	116,411
3.650%, 9/15/59	260,000	177,845
3.850%, 6/1/60	54,000	38,430
3.500%, 2/1/61	93,000	61,088
Bell Canada
5.200%, 2/15/34	100,000	101,231
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	500,000
Verizon Communications, Inc.
4.125%, 3/16/27	150,000	150,079
2.100%, 3/22/28	60,000	57,201
4.329%, 9/21/28	118,000	118,838
1.500%, 9/18/30(x)	55,000	48,046
2.550%, 3/21/31	597,000	542,434
2.355%, 3/15/32	225,000	197,360
5.401%, 7/2/37§	112,000	113,770

		3,101,274

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34	40,000	41,292
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	50,908
Walt Disney Co. (The)
3.800%, 3/22/30(x)	250,000	246,944
Warnermedia Holdings, Inc.
3.755%, 3/15/27	375,000	369,141
5.141%, 3/15/52	4,000	2,967

		711,252

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	102,052
4.750%, 8/15/34	455,000	459,798
4.650%, 8/15/62	223,000	190,337
5.550%, 8/15/64	11,000	10,893

		763,080

Media (0.5%)
Charter Communications Operating LLC
6.650%, 2/1/34	15,000	16,039
6.550%, 6/1/34	310,000	330,079
6.384%, 10/23/35	118,000	123,784
3.500%, 3/1/42	56,000	40,436
5.750%, 4/1/48	279,000	252,595
4.800%, 3/1/50	48,000	37,856
3.700%, 4/1/51	189,000	124,086
3.900%, 6/1/52	14,000	9,446
5.250%, 4/1/53	14,000	11,731
3.850%, 4/1/61	1,258,000	786,723
4.400%, 12/1/61	112,000	77,322
3.950%, 6/30/62	45,000	28,414
Comcast Corp.
4.150%, 10/15/28	245,000	245,879
2.650%, 2/1/30	200,000	187,450
1.950%, 1/15/31	16,000	14,175
5.500%, 11/15/32	20,000	21,201
Cox Communications, Inc.
3.500%, 8/15/27§	400,000	394,712
Fox Corp.
4.709%, 1/25/29	100,000	101,217
Paramount Global
3.700%, 10/4/26(e)	42,000	41,595
2.900%, 1/15/27	212,000	207,603
3.375%, 2/15/28	455,000	443,172
4.950%, 1/15/31	200,000	197,371
5.250%, 4/1/44	15,000	12,388
4.900%, 8/15/44	11,000	8,851
4.600%, 1/15/45	12,000	9,342

		3,723,467

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
5.000%, 1/20/33	100,000	101,485
Rogers Communications, Inc.
3.200%, 3/15/27	65,000	64,073
5.300%, 2/15/34	100,000	101,475
Sprint LLC
7.625%, 3/1/26	30,000	30,081
T-Mobile USA, Inc.
3.750%, 4/15/27	200,000	198,792
4.850%, 1/15/29	475,000	484,427
3.375%, 4/15/29	113,000	109,661
3.875%, 4/15/30	1,120,000	1,097,025
5.125%, 5/15/32	166,000	170,688
5.200%, 1/15/33(x)	146,000	150,681
5.150%, 4/15/34	150,000	153,322
3.600%, 11/15/60	82,000	55,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
5.800%, 9/15/62		$136,000	$136,366

			2,853,568

Total Communication Services			11,152,641

Consumer Discretionary (1.0%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	103,753

Automobiles (0.4%)
Ford Motor Co.
3.250%, 2/12/32		200,000	174,530
6.100%, 8/19/32(x)		200,000	204,832
General Motors Co.
5.350%, 4/15/28		16,000	16,361
6.250%, 4/15/35		150,000	157,264
Hyundai Capital America
5.500%, 3/30/26§		300,000	301,561
5.950%, 9/21/26§		200,000	203,079
5.250%, 1/8/27§		300,000	303,353
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	507,564
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	459,791
4.810%, 9/17/30§		$700,000	658,007
Toyota Motor Corp.
5.123%, 7/13/33		150,000	156,048
Volkswagen Group of America Finance LLC
5.650%, 9/12/28§		400,000	412,117

			3,554,507

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	90,066
Amazon.com, Inc.
3.300%, 4/13/27		100,000	99,294
3.150%, 8/22/27		50,000	49,476
1.650%, 5/12/28(x)		50,000	47,359
1.500%, 6/3/30		85,000	76,125
2.100%, 5/12/31		50,000	44,872
3.600%, 4/13/32		100,000	96,568
eBay, Inc.
5.900%, 11/22/25		400,000	400,325
Prosus NV
4.193%, 1/19/32(m)		418,000	401,430

			1,305,515

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	316,139

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.250%, 11/21/32	EUR	100,000	116,890
Choice Hotels International, Inc.
3.700%, 12/1/29		$600,000	572,912
Expedia Group, Inc.
4.625%, 8/1/27		63,000	63,455
3.250%, 2/15/30		372,000	355,460
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,558
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	415,878
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,971
4.800%, 3/15/30		400,000	406,304
4.500%, 10/1/34		31,000	30,203
Series FF
4.625%, 6/15/30		25,000	25,245
Series X
4.000%, 4/15/28		25,000	24,916
McDonald’s Corp.
2.625%, 9/1/29		40,000	37,898
Royal Caribbean Cruises Ltd.
5.375%, 1/15/36		50,000	50,183
Starbucks Corp.
3.550%, 8/15/29		100,000	97,941
3.000%, 2/14/32(x)		20,000	18,400

			2,302,214

Household Durables (0.0%)†
DR Horton, Inc.
5.500%, 10/15/35		25,000	25,869
Leggett & Platt, Inc.
3.500%, 11/15/27(x)		25,000	24,508
Lennar Corp.
4.750%, 11/29/27		100,000	100,961
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	24,115

			175,453

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,805

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	70,653
Home Depot, Inc. (The)
0.900%, 3/15/28		65,000	60,546
2.950%, 6/15/29		30,000	28,940
4.750%, 6/25/29		45,000	46,073
1.875%, 9/15/31		85,000	74,229
3.250%, 4/15/32		45,000	42,090
4.650%, 9/15/35		40,000	39,654
Lowe’s Cos., Inc.
3.650%, 4/5/29		200,000	196,153
5.000%, 4/15/33		40,000	40,954
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	50,249
Tractor Supply Co.
5.250%, 5/15/33		5,000	5,149

			654,690

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	14,146

Total Consumer Discretionary			8,441,222

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	254,839
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	49,277
2.000%, 3/5/31		65,000	58,446
4.650%, 8/14/34(x)		55,000	55,875
Constellation Brands, Inc.
4.350%, 5/9/27		100,000	100,277
4.800%, 1/15/29		375,000	380,424
Diageo Capital plc
2.375%, 10/24/29		200,000	187,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Heineken NV
3.505%, 5/3/34(m)	EUR	150,000	$176,995
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		$100,000	98,282
PepsiCo, Inc.
3.000%, 10/15/27		100,000	98,405
2.750%, 3/19/30		200,000	188,845

			1,648,868

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30(x)		200,000	180,200
Kroger Co. (The)
2.650%, 10/15/26		50,000	49,259
4.500%, 1/15/29		25,000	25,297
5.000%, 9/15/34		45,000	45,264
Sysco Corp.
3.250%, 7/15/27		50,000	49,317
5.100%, 9/23/30		35,000	36,089
Target Corp.
3.375%, 4/15/29		100,000	97,794
4.500%, 9/15/32		50,000	50,283
Walmart, Inc.
3.250%, 7/8/29		200,000	195,816
2.375%, 9/24/29		3,000	2,838
1.800%, 9/22/31		15,000	13,210

			745,367

Food Products (0.2%)
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	22,883
5.150%, 8/4/35		50,000	50,592
Campbell’s Co. (The)
4.150%, 3/15/28		25,000	24,964
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	227,251
General Mills, Inc.
4.200%, 4/17/28		215,000	215,375
Hormel Foods Corp.
1.700%, 6/3/28(x)		70,000	65,989
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,840
Mars, Inc.
4.800%, 3/1/30§		400,000	407,143
Mondelez International, Inc.
2.750%, 4/13/30		200,000	187,576
Unilever Capital Corp.
2.900%, 5/5/27		100,000	98,603

			1,314,216

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	13,443
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,997
3.200%, 4/25/29		50,000	48,746
2.000%, 11/2/31		25,000	22,297
Procter & Gamble Co. (The)
1.200%, 10/29/30		50,000	43,729

			138,212

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31		45,000	39,729
Haleon US Capital LLC
3.375%, 3/24/27		250,000	247,385

			287,114

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	40,624
5.625%, 2/6/35		25,000	25,889
5.250%, 8/6/35		75,000	75,653
4.250%, 8/9/42		67,000	56,272
4.500%, 5/2/43		192,000	164,228
3.875%, 9/16/46		193,000	147,587
6.200%, 2/14/59		10,000	10,282
BAT Capital Corp.
3.557%, 8/15/27		100,000	98,904
2.259%, 3/25/28		225,000	214,898
4.742%, 3/16/32		899,000	902,673
4.625%, 3/22/33		90,000	89,020
7.079%, 8/2/43		76,000	85,770
4.540%, 8/15/47		25,000	20,830
5.650%, 3/16/52		135,000	128,906
6.250%, 8/15/55(x)		228,000	237,571
BAT International Finance plc
5.931%, 2/2/29		400,000	419,720
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	397,147
Philip Morris International, Inc.
5.375%, 2/15/33		200,000	208,508
5.250%, 2/13/34		100,000	103,158

			3,427,640

Total Consumer Staples			7,561,417

Energy (3.2%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	98,562
FORESEA Holding SA
7.500%, 6/15/30(m)		32,553	31,414

			129,976

Oil, Gas & Consumable Fuels (3.2%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	200,812
Antero Resources Corp.
5.375%, 3/1/30§		808,000	812,080
APA Corp.
4.250%, 1/15/30(x)		74,000	70,870
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	20,259
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	99,450
4.234%, 11/6/28		200,000	200,871
5.227%, 11/17/34		191,000	197,221
BP Capital Markets plc
3.279%, 9/19/27		50,000	49,371
Cameron LNG LLC
3.402%, 1/15/38§		333,000	288,187
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		400,000	408,907
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27		71,000	71,788
3.700%, 11/15/29		669,000	650,512
2.742%, 12/31/39		183,000	153,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Cheniere Energy Partners LP
3.250%, 1/31/32	$400,000	$364,054
5.950%, 6/30/33	50,000	52,804
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	199,446
5.650%, 4/15/34	1,125,000	1,157,443
Chevron USA, Inc.
4.819%, 4/15/32	100,000	102,677
4.500%, 10/15/32	100,000	100,602
ConocoPhillips Co.
6.950%, 4/15/29	200,000	218,595
Continental Resources, Inc.
5.750%, 1/15/31§	500,000	515,697
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	99,634
5.400%, 2/15/35	400,000	403,550
Diamondback Energy, Inc.
3.250%, 12/1/26	800,000	791,584
5.200%, 4/18/27	75,000	76,076
3.500%, 12/1/29	1,021,000	985,189
3.125%, 3/24/31	250,000	232,083
5.400%, 4/18/34	40,000	40,796
4.250%, 3/15/52	300,000	234,378
Enbridge, Inc.
3.700%, 7/15/27	50,000	49,580
5.625%, 4/5/34	150,000	156,433
Energy Transfer LP
5.550%, 2/15/28	25,000	25,717
6.100%, 12/1/28	200,000	210,339
3.750%, 5/15/30	100,000	97,141
5.550%, 5/15/34	150,000	153,772
5.000%, 5/15/50	700,000	596,001
Enterprise Products Operating LLC
2.800%, 1/31/30	30,000	28,326
EOG Resources, Inc.
4.375%, 4/15/30	200,000	200,899
EQT Corp.
7.500%, 6/1/27	51,000	51,796
6.500%, 7/1/27	113,000	115,612
3.900%, 10/1/27	407,000	403,992
5.700%, 4/1/28	365,000	376,955
4.500%, 1/15/29	174,000	173,788
5.000%, 1/15/29	515,000	520,702
6.375%, 4/1/29	273,000	283,221
7.000%, 2/1/30(e)	129,000	139,758
7.500%, 6/1/30(x)	1,530,000	1,685,035
4.750%, 1/15/31	737,000	734,976
3.625%, 5/15/31§	892,000	833,324
5.750%, 2/1/34	324,000	338,632
Equinor ASA
3.625%, 9/10/28	100,000	99,019
Expand Energy Corp.
5.375%, 2/1/29	186,000	186,459
5.375%, 3/15/30	394,000	399,808
4.750%, 2/1/32	294,000	288,899
5.700%, 1/15/35	740,000	759,605
Flex Intermediate Holdco LLC
3.363%, 6/30/31§	400,000	366,678
Greensaif Pipelines Bidco Sarl
5.853%, 2/23/36(m)	201,000	210,853
HF Sinclair Corp.
6.250%, 1/15/35	50,000	52,149
KazMunayGas National Co. JSC
6.375%, 10/24/48(m) $	200,000	198,478
Korea National Oil Corp.
4.875%, 4/3/29§	400,000	409,200
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	100,886
3.800%, 4/1/28	15,000	14,834
MPLX LP
4.000%, 3/15/28	200,000	198,746
NGPL PipeCo LLC
3.250%, 7/15/31§	10,000	9,049
Occidental Petroleum Corp.
5.200%, 8/1/29	125,000	126,736
ONEOK, Inc.
4.350%, 3/15/29	50,000	49,762
3.250%, 6/1/30	15,000	14,151
6.500%, 9/1/30§	400,000	432,806
ORLEN SA
6.000%, 1/30/35(m)	200,000	208,789
Ovintiv, Inc.
5.650%, 5/15/28	35,000	36,031
Petroleos Mexicanos
10.000%, 2/7/33	200,000	231,850
Phillips 66 Co.
3.550%, 10/1/26	25,000	24,847
Pioneer Natural Resources Co.
5.100%, 3/29/26	200,000	200,955
1.900%, 8/15/30	50,000	44,855
Plains All American Pipeline LP
4.500%, 12/15/26	50,000	50,065
Raizen Fuels Finance SA
6.250%, 7/8/32§	207,000	202,239
Repsol E&P Capital Markets US LLC
4.805%, 9/16/28§	200,000	200,715
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	321,000	323,075
4.200%, 3/15/28	200,000	199,815
4.500%, 5/15/30	593,000	594,965
5.900%, 9/15/37	230,456	241,362
Saudi Arabian Oil Co.
5.250%, 7/17/34§	400,000	411,500
Shell Finance US, Inc.
2.375%, 11/7/29	50,000	46,882
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27	21,000	21,169
5.026%, 10/1/29	400,000	404,500
Targa Resources Corp.
6.150%, 3/1/29	616,000	648,497
6.125%, 3/15/33	509,000	541,222
TotalEnergies Capital International SA
3.455%, 2/19/29	100,000	98,175
TotalEnergies Capital SA
4.724%, 9/10/34	50,000	50,263
TransCanada PipeLines Ltd.
4.250%, 5/15/28	100,000	99,969
Valero Energy Corp.
4.000%, 4/1/29	65,000	64,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		$200,000	$191,750
3.875%, 11/1/33§		100,000	90,000
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	310,500
Viper Energy Partners LLC
4.900%, 8/1/30		55,000	55,385
5.700%, 8/1/35		50,000	50,773
Western Midstream Operating LP
6.150%, 4/1/33		20,000	21,142
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	58,907
4.650%, 8/15/32		11,000	10,953
5.150%, 3/15/34		100,000	101,490

			25,729,419

Total Energy			25,859,395

Financials (10.2%)
Banks (5.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	400,261
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		100,000	116,031
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	266,274
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		$400,000	407,130
5.588%, 8/8/28		200,000	207,763
6.607%, 11/7/28		200,000	213,800
2.749%, 12/3/30		200,000	181,401
5.439%, 7/15/31		100,000	104,991
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27(k)		76,000	74,465
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		215,000	213,579
(SOFR + 1.58%), 4.376%, 4/27/28(k)		550,000	551,670
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		527,000	518,031
(SOFR + 1.11%), 4.623%, 5/9/29(k)		10,000	10,120
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	94,648
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	50,155
(SOFR + 1.57%), 5.819%, 9/15/29(k)		500,000	522,549
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30(k)		400,000	396,713
(SOFR + 1.32%), 2.687%, 4/22/32(k)		262,000	238,026
(SOFR + 1.21%), 2.572%, 10/20/32(k)		216,000	193,531
(SOFR + 1.33%), 2.972%, 2/4/33(k)		248,000	225,233
(SOFR + 1.83%), 4.571%, 4/27/33(k)		258,000	257,333
(SOFR + 2.16%), 5.015%, 7/22/33(k)		55,000	56,169
(SOFR + 1.91%), 5.288%, 4/25/34(k)		122,000	126,306
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	213,911
(SOFR + 1.65%), 5.468%, 1/23/35(k)		40,000	41,667
(SOFR + 1.31%), 5.511%, 1/24/36(k)		75,000	78,261
(SOFR + 1.70%), 5.744%, 2/12/36(k)		70,000	72,786
(SOFR + 1.64%), 5.464%, 5/9/36(k)		117,000	122,074
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	186,527
Series FIX
(SOFR + 1.00%), 5.162%, 1/24/31(k)		217,000	224,044
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	90,948
Bank of America NA
(SOFR + 1.02%), 5.202%, 8/18/26(k)		400,000	401,910
Bank of Montreal
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31(k)		150,000	149,226
Bank of Nova Scotia (The)
5.250%, 6/12/28		100,000	103,074
(SOFR + 1.09%), 4.338%, 9/15/31(k)		100,000	99,282
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	303,858
(United States SOFR Compounded Index + 1.07%), 5.252%, 2/16/28(k)§		400,000	402,582
Barclays plc
(SOFR + 1.49%), 5.659%, 3/12/28(k)		200,000	202,000
(SOFR + 1.49%), 5.674%, 3/12/28(k)		250,000	254,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		300,000	318,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(GBP Swap Semi 1 Year + 2.55%), 7.090%, 11/6/29(k)(m)	GBP	500,000	$716,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		$550,000	630,327
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	666,643
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		400,000	413,246
BPCE SA
5.281%, 5/30/29§		250,000	258,038
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	424,836
Canadian Imperial Bank of Commerce
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31(k)		150,000	150,300
Citibank NA
5.488%, 12/4/26		600,000	609,488
5.803%, 9/29/28		200,000	209,756
Citigroup, Inc.
4.450%, 9/29/27		200,000	200,832
(SOFR + 1.28%), 3.070%, 2/24/28(k)		400,000	393,920
(SOFR + 1.14%), 4.643%, 5/7/28(k)		225,000	226,310
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		125,000	123,871
(SOFR + 1.36%), 5.174%, 2/13/30(k)		244,000	250,457
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)		150,000	148,235
(SOFR + 1.34%), 4.542%, 9/19/30(k)		456,000	457,318
(SOFR + 1.42%), 2.976%, 11/5/30(k)		50,000	47,283
(SOFR + 1.15%), 2.666%, 1/29/31(k)		79,000	73,387
(SOFR + 1.17%), 4.503%, 9/11/31(k)		105,000	104,995
(SOFR + 1.18%), 2.520%, 11/3/32(k)		177,000	157,032
(SOFR + 1.35%), 3.057%, 1/25/33(k)		203,000	184,581
(SOFR + 1.94%), 3.785%, 3/17/33(k)		384,000	365,586
(SOFR + 2.34%), 6.270%, 11/17/33(k)		250,000	272,344
(SOFR + 1.45%), 5.449%, 6/11/35(k)		400,000	413,373
(SOFR + 1.83%), 6.020%, 1/24/36(k)		65,000	68,008
(EURIBOR 3 Month + 1.58%), 4.113%, 4/29/36(k)	EUR	200,000	241,711
(SOFR + 1.49%), 5.174%, 9/11/36(k)		$185,000	186,578
Citizens Financial Group, Inc.
3.250%, 4/30/30		30,000	28,381
Comerica, Inc.
4.000%, 2/1/29		50,000	49,367
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	402,026
Cooperatieve Rabobank UA
5.500%, 10/5/26		300,000	304,254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30(k)§		400,000	414,206
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		400,000	421,460
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§		400,000	415,989
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)		60,000	59,753
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		700,000	743,173
(SOFR + 1.46%), 5.546%, 3/4/30(k)		100,000	103,759
4.950%, 3/31/30		400,000	409,822
(SOFR + 1.19%), 2.804%, 5/24/32(k)		200,000	181,283
(SOFR + 2.39%), 6.254%, 3/9/34(k)		800,000	870,142
(SOFR + 1.90%), 5.874%, 11/18/35(k)		200,000	206,266
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)		35,000	35,188
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)		100,000	85,387
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)		200,000	206,273
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)		500,000	511,778
JPMorgan Chase & Co.
2.950%, 10/1/26		815,000	807,055
4.125%, 12/15/26		125,000	125,010
(SOFR + 1.33%), 6.070%, 10/22/27(k)		690,000	703,572
(SOFR + 1.20%), 5.395%, 1/23/28(k)		200,000	200,935
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)		125,000	124,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	$75,000	$74,305
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	678,300
(SOFR + 0.93%), 4.979%, 7/22/28(k)	36,000	36,526
(SOFR + 0.86%), 4.505%, 10/22/28(k)	396,000	399,360
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	52,147
(SOFR + 1.45%), 5.299%, 7/24/29(k)	455,000	468,746
(SOFR + 1.31%), 5.012%, 1/23/30(k)	40,000	40,970
(SOFR + 1.16%), 5.581%, 4/22/30(k)	402,000	419,772
(SOFR + 1.13%), 4.995%, 7/22/30(k)	880,000	902,533
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	200,000	188,498
(SOFR + 1.04%), 4.603%, 10/22/30(k)	400,000	404,463
(SOFR + 2.04%), 2.522%, 4/22/31(k)	261,000	241,978
(SOFR + 1.44%), 5.103%, 4/22/31(k)(x)	362,000	373,733
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	200,000	187,581
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	75,000	67,988
(SOFR + 1.18%), 2.545%, 11/8/32(k)	362,000	323,889
(SOFR + 1.26%), 2.963%, 1/25/33(k)	100,000	91,392
(SOFR + 1.80%), 4.586%, 4/26/33(k)	85,000	84,995
(SOFR + 2.08%), 4.912%, 7/25/33(k)	10,000	10,169
(SOFR + 1.81%), 6.254%, 10/23/34(k)	40,000	44,055
(SOFR + 1.34%), 4.946%, 10/22/35(k)	40,000	40,288
(SOFR + 1.32%), 5.502%, 1/24/36(k)	522,000	545,058
(SOFR + 1.68%), 5.572%, 4/22/36(k)(x)	191,000	201,438
(SOFR + 1.64%), 5.576%, 7/23/36(k)	70,000	72,610
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§	200,000	206,511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§	400,000	406,313
KeyBank NA
5.000%, 1/26/33	250,000	251,386
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35(k)	250,000	271,214
Korea Development Bank (The)
4.500%, 2/15/29	200,000	203,258
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27	180,000	178,041
2.875%, 4/3/28	90,000	88,354
3.875%, 5/15/28	100,000	100,527
3.875%, 6/15/28	60,000	60,325
4.000%, 3/15/29	100,000	100,963
4.625%, 3/18/30	100,000	103,606
0.750%, 9/30/30	105,000	90,626
4.125%, 7/15/33	200,000	200,506
Landwirtschaftliche Rentenbank
0.875%, 9/3/30(x)	100,000	86,980
Series 37
2.500%, 11/15/27	50,000	48,785
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)	200,000	203,436
(United States SOFR Compounded Index + 1.06%), 5.197%, 11/26/28(k)	200,000	200,696
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	200,000	209,284
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)	125,000	125,124
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	200,000	194,713
3.741%, 3/7/29	100,000	98,625
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	209,079
Mizuho Financial Group, Inc.
4.018%, 3/5/28	200,000	199,743
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	700,000	675,009
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	200,000	211,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.360%, 1/14/28(k)		$400,000	$402,312
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	409,992
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		400,000	407,340
5.076%, 1/27/30		200,000	204,328
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)		50,000	52,631
Norinchukin Bank (The)
5.094%, 10/16/29§		400,000	408,535
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	75,682
PNC Financial Services Group, Inc. (The)
(SOFR + 0.98%), 2.307%, 4/23/32(k)		65,000	57,938
(SOFR + 1.93%), 5.068%, 1/24/34(k)		200,000	203,935
(SOFR + 1.60%), 5.401%, 7/23/35(k)		40,000	41,344
(SOFR + 1.39%), 5.575%, 1/29/36(k)		15,000	15,630
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35(k)(x)		25,000	25,647
Royal Bank of Canada
1.400%, 11/2/26(x)		50,000	48,660
4.875%, 1/19/27		400,000	404,556
4.240%, 8/3/27		150,000	150,875
4.900%, 1/12/28		325,000	330,918
5.000%, 2/1/33		250,000	258,501
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31(k)		95,000	98,056
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)		200,000	195,326
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	732,082
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	490,130
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§		300,000	312,260
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	544,142
Standard Chartered plc
6.301%, 1/9/29§		600,000	624,024
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27(x)		100,000	98,913
3.352%, 10/18/27		100,000	98,675
5.520%, 1/13/28		200,000	206,197
(SOFR + 1.50%), 5.246%, 7/8/36(k)		100,000	102,217
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	405,316
5.500%, 3/9/28§		300,000	308,936
Toronto-Dominion Bank (The)
3.200%, 3/10/32		200,000	185,599
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)		40,000	40,562
(SOFR + 1.62%), 5.435%, 1/24/30(k)		110,000	113,747
(SOFR + 1.85%), 5.122%, 1/26/34(k)		150,000	152,060
(SOFR + 1.92%), 5.711%, 1/24/35(k)		200,000	209,562
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)		50,000	50,542
(SOFR + 2.02%), 5.775%, 6/12/29(k)		100,000	104,084
1.375%, 7/22/30		200,000	175,147
Wells Fargo & Co.
3.000%, 10/23/26		100,000	98,990
(CME Term SOFR 3 Month + 1.43%),
3.196%, 6/17/27(k)		400,000	397,215
4.300%, 7/22/27		100,000	100,252
(SOFR + 1.07%), 5.707%, 4/22/28(k)		288,000	294,735
(CME Term SOFR 3 Month + 1.57%),
3.584%, 5/22/28(k)		75,000	74,323
4.150%, 1/24/29		200,000	199,686
(SOFR + 1.79%), 6.303%, 10/23/29(k)		175,000	185,251
(SOFR + 1.50%), 5.198%, 1/23/30(k)		55,000	56,629
(SOFR + 1.11%), 5.244%, 1/24/31(k)		189,000	195,435
(CME Term SOFR 3 Month + 1.26%),
2.572%, 2/11/31(k)		435,000	404,364
(EURIBOR 3 Month + 1.22%), 3.900%, 7/22/32(k)(m)	EUR	100,000	120,771
(SOFR + 1.50%), 3.350%, 3/2/33(k)		$780,000	723,756
(SOFR + 2.10%), 4.897%, 7/25/33(k)		48,000	48,786
(SOFR + 2.02%), 5.389%, 4/24/34(k)		281,000	291,022
(SOFR + 1.38%), 5.211%, 12/3/35(k)		40,000	40,768
(SOFR + 1.74%), 5.605%, 4/23/36(k)		65,000	68,145
Wells Fargo Bank NA
5.450%, 8/7/26		200,000	202,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.07%), 5.239%, 12/11/26(k)	$400,000	$403,156
Westpac Banking Corp.
5.050%, 4/16/29	200,000	206,534

		47,629,613

Capital Markets (2.1%)
Ares Capital Corp.
2.875%, 6/15/27	100,000	97,645
Ares Strategic Income Fund
5.150%, 1/15/31§	100,000	98,648
Bank of New York Mellon Corp. (The)
(SOFR + 1.15%), 3.992%, 6/13/28(k)	50,000	49,962
(SOFR + 1.09%), 4.975%, 3/14/30(k)	50,000	51,360
Series J
1.900%, 1/25/29	50,000	46,901
(SOFR + 1.61%), 4.967%, 4/26/34(k)	125,000	126,991
BGC Group, Inc.
6.150%, 4/2/30§	400,000	409,310
BlackRock, Inc.
3.250%, 4/30/29	15,000	14,648
4.750%, 5/25/33	65,000	66,398
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	48,811
6.000%, 11/22/34(x)	50,000	51,238
Blue Owl Capital Corp.
2.875%, 6/11/28	25,000	23,661
5.950%, 3/15/29	26,000	26,574
Blue Owl Credit Income Corp.
3.125%, 9/23/26	73,000	71,948
7.950%, 6/13/28	100,000	107,009
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	49,633
2.724%, 4/15/31	80,000	72,991
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	582,020
Charles Schwab Corp. (The)
3.300%, 4/1/27	30,000	29,721
2.300%, 5/13/31	50,000	45,045
(SOFR + 2.01%), 6.136%, 8/24/34(k)	200,000	217,711
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	697,211
(SOFR + 1.59%), 5.706%, 2/8/28(k)	150,000	152,669
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	157,423
FactSet Research Systems, Inc.
3.450%, 3/1/32	36,000	33,218
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	46,316
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	65,000	64,564
(SOFR + 0.82%), 1.542%, 9/10/27(k)	10,000	9,745
(SOFR + 0.91%), 1.948%, 10/21/27(k)	310,000	302,522
(CME Term SOFR 3 Month + 2.01%), 6.325%, 10/28/27(k)	600,000	608,745
(SOFR + 1.32%), 4.937%, 4/23/28(k)	630,000	637,228
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	65,000	64,468
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	288,000	288,075
(SOFR + 1.77%), 6.484%, 10/24/29(k)	200,000	212,896
(SOFR + 1.27%), 5.727%, 4/25/30(k)	500,000	523,030
(SOFR + 1.21%), 5.049%, 7/23/30(k)	370,000	378,970
(SOFR + 1.14%), 4.692%, 10/23/30(k)	35,000	35,380
(SOFR + 1.08%), 5.207%, 1/28/31(k)	166,000	171,429
(SOFR + 1.58%), 5.218%, 4/23/31(k)	246,000	253,987
(SOFR + 1.09%), 1.992%, 1/27/32(k)	231,000	203,642
(SOFR + 1.25%), 2.383%, 7/21/32(k)	105,000	93,697
(SOFR + 1.26%), 2.650%, 10/21/32(k)	386,000	347,431
(SOFR + 1.41%), 3.102%, 2/24/33(k)	12,000	11,010
(SOFR + 1.95%), 6.561%, 10/24/34(k)	100,000	111,896
(SOFR + 1.42%), 5.016%, 10/23/35(k)	80,000	80,409
(SOFR + 1.38%), 5.536%, 1/28/36(k)	14,000	14,652
Intercontinental Exchange, Inc.
5.250%, 6/15/31	30,000	31,363
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	88,956
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	1,000
Series 1
0.000%, 12/30/16(h)	10,200,000	1,785
LPL Holdings, Inc.
5.200%, 3/15/30	500,000	510,376
Moody’s Corp.
2.000%, 8/19/31	100,000	87,712
Morgan Stanley
3.125%, 7/27/26	147,000	145,926
(SOFR + 0.88%), 1.593%, 5/4/27(k)	49,000	48,195
+ 1.34%), 3.591%, 7/22/28(k)	100,000	98,953
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	25,000	24,765
(SOFR + 1.73%), 5.123%, 2/1/29(k)	400,000	408,369
(SOFR + 1.38%), 4.994%, 4/12/29(k)	531,000	541,272
(SOFR + 1.63%), 5.449%, 7/20/29(k)	515,000	531,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.83%), 6.407%, 11/1/29(k)		$44,000	$46,781
(SOFR + 1.45%), 5.173%, 1/16/30(k)		50,000	51,360
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)		150,000	150,798
(SOFR + 1.26%), 5.656%, 4/18/30(k)		65,000	67,894
(SOFR + 1.22%), 5.042%, 7/19/30(k)		637,000	652,525
(SOFR + 1.10%), 4.654%, 10/18/30(k)		200,000	202,009
(SOFR + 1.11%), 5.230%, 1/15/31(k)		115,000	118,697
(SOFR + 1.14%), 2.699%, 1/22/31(k)		367,000	342,585
(SOFR + 1.03%), 1.794%, 2/13/32(k)		541,000	471,374
(SOFR + 1.18%), 2.239%, 7/21/32(k)		230,000	202,939
(SOFR + 1.20%), 2.511%, 10/20/32(k)		75,000	66,802
(SOFR + 1.29%), 2.943%, 1/21/33(k)		75,000	68,509
(SOFR + 2.56%), 6.342%, 10/18/33(k)		95,000	104,443
(SOFR + 1.87%), 5.250%, 4/21/34(k)		145,000	149,212
(SOFR + 1.73%), 5.466%, 1/18/35(k)		150,000	156,031
(SOFR + 1.56%), 5.320%, 7/19/35(k)		400,000	411,997
(SOFR + 1.42%), 5.587%, 1/18/36(k)		65,000	67,969
(SOFR + 1.76%), 5.664%, 4/17/36(k)		55,000	58,016
(EURIBOR 3 Month + 1.55%), 4.099%, 5/22/36(k)	EUR	200,000	241,967
(SOFR + 1.36%), 2.484%, 9/16/36(k)		$150,000	130,329
Nasdaq, Inc.
5.350%, 6/28/28		177,000	182,329
Nomura Holdings, Inc.
5.709%, 1/9/26		500,000	501,672
5.783%, 7/3/34		200,000	211,206
Northern Trust Corp.
4.000%, 5/10/27		35,000	35,082
3.150%, 5/3/29		25,000	24,340
S&P Global, Inc.
1.250%, 8/15/30		25,000	21,795
5.250%, 9/15/33		65,000	68,022
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		300,000	301,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		400,000	409,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§		400,000	428,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		500,000	526,172

			16,781,534

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		950,000	933,623
4.950%, 9/10/34		165,000	164,343
Ally Financial, Inc.
2.200%, 11/2/28		700,000	649,944
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)		35,000	35,835
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)		400,000	407,545
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)		400,000	400,634
3.300%, 5/3/27		265,000	262,354
(SOFR + 0.93%), 5.043%, 7/26/28(k)		15,000	15,253
(SOFR + 1.22%), 4.918%, 7/20/33(k)		90,000	91,351
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)		15,000	15,574
American Honda Finance Corp.
2.000%, 3/24/28		10,000	9,499
5.200%, 3/5/35		200,000	202,880
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		400,000	413,428
Capital One Financial Corp.
4.100%, 2/9/27		40,000	39,951
3.800%, 1/31/28		200,000	198,425
(SOFR + 1.91%), 5.700%, 2/1/30(k)		200,000	207,675
(SOFR + 2.04%), 6.183%, 1/30/36(k)		106,000	109,982
(SOFR + 1.63%), 5.197%, 9/11/36(k)		55,000	54,346
Caterpillar Financial Services Corp.
1.100%, 9/14/27		50,000	47,463
Ford Motor Credit Co. LLC
5.800%, 3/5/27		400,000	403,836
6.798%, 11/7/28		200,000	208,700
5.800%, 3/8/29		100,000	101,564
General Motors Financial Co., Inc.
5.400%, 4/6/26		60,000	60,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(United States SOFR Compounded Index + 1.35%), 5.537%, 5/8/27(k)		$400,000	$402,104
5.800%, 6/23/28		100,000	103,517
4.300%, 4/6/29		50,000	49,582
3.600%, 6/21/30		50,000	47,631
5.750%, 2/8/31		30,000	31,236
5.600%, 6/18/31		30,000	31,023
5.450%, 9/6/34		132,000	132,610
5.900%, 1/7/35		25,000	25,767
John Deere Capital Corp.
3.350%, 4/18/29		200,000	195,285
4.400%, 9/8/31		55,000	55,310
3.900%, 6/7/32		10,000	9,749
Kaspi.KZ JSC
6.250%, 3/26/30(m)		203,000	208,166
Synchrony Financial
3.950%, 12/1/27		52,000	51,401
5.150%, 3/19/29		105,000	106,303
(SOFR + 1.40%), 5.019%, 7/29/29(k)		65,000	65,364
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)		402,000	415,982
(SOFR + 1.68%), 5.450%, 3/6/31(k)		298,000	303,259
2.875%, 10/28/31		319,000	282,515
7.250%, 2/2/33		66,000	70,431
Toyota Motor Credit Corp.
3.200%, 1/11/27		100,000	99,058
4.625%, 1/12/28		65,000	65,945
1.900%, 4/6/28		100,000	95,119
4.550%, 8/9/29		400,000	405,343
5.100%, 3/21/31		100,000	103,518

			8,390,709

Financial Services (0.5%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		220,000	222,247
Block Financial LLC
2.500%, 7/15/28		10,000	9,481
Block, Inc.
3.500%, 6/1/31		190,000	176,700
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	190,617
Essent Group Ltd.
6.250%, 7/1/29		400,000	418,449
Fiserv, Inc.
3.500%, 7/1/29		245,000	237,772
5.450%, 3/15/34		400,000	413,202
Global Payments, Inc.
3.200%, 8/15/29		100,000	94,844
Lseg US Fin Corp.
4.875%, 3/28/27§		400,000	404,048
Mastercard, Inc.
2.950%, 11/21/26		50,000	49,521
2.000%, 11/18/31		100,000	88,369
National Rural Utilities Cooperative Finance Corp.
4.800%, 3/15/28		15,000	15,273
5.000%, 8/15/34		200,000	202,852
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	408,848
Nexi SpA
2.125%, 4/30/29(m)	EUR	400,000	452,009
NTT Finance Corp.
5.171%, 7/16/32§		$200,000	204,506
ORIX Corp.
4.650%, 9/10/29		50,000	50,519
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	98,773
3.900%, 6/1/27		20,000	19,999
Shell International Finance BV
2.500%, 9/12/26		50,000	49,399
Visa, Inc.
0.750%, 8/15/27		45,000	42,619
2.050%, 4/15/30		65,000	59,856

			3,909,903

Insurance (0.7%)
American International Group, Inc.
5.450%, 5/7/35		20,000	20,793
Aon Corp.
4.500%, 12/15/28		25,000	25,247
2.050%, 8/23/31		100,000	87,817
Aon North America, Inc.
5.150%, 3/1/29(x)		450,000	462,744
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	407,901
Assurant, Inc.
2.650%, 1/15/32		50,000	43,932
Athene Global Funding
5.349%, 7/9/27§		400,000	407,264
5.322%, 11/13/31§		500,000	511,294
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	49,029
1.450%, 10/15/30		40,000	35,447
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	49,381
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,758
Chubb INA Holdings LLC
4.900%, 8/15/35		100,000	100,638
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,837
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	25,093
Globe Life, Inc.
2.150%, 8/15/30		50,000	44,909
Kemper Corp.
2.400%, 9/30/30		25,000	22,094
Lincoln National Corp.
3.400%, 3/1/32		50,000	46,209
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,654
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	10,091
4.650%, 3/15/30		220,000	223,655
5.400%, 9/15/33		100,000	104,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
MassMutual Global Funding II
(SOFR + 0.98%), 5.181%, 7/10/26(k)§		$400,000	$402,245
4.450%, 3/27/28§		200,000	202,012
MetLife, Inc.
4.550%, 3/23/30		200,000	203,081
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	406,710
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	310,644
4.500%, 8/28/29§		400,000	403,509
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	402,550
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,804
Protective Life Global Funding
5.209%, 4/14/26§		300,000	301,567
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	68,958
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	199,750
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,873
3.150%, 6/15/30		20,000	18,888
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	48,724

			5,743,008

Total Financials			82,454,767

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	65,706
4.800%, 3/15/29		60,000	61,368
5.050%, 3/15/34		75,000	77,098
4.550%, 3/15/35		100,000	98,227
Amgen, Inc.
5.150%, 3/2/28		50,000	51,150
2.450%, 2/21/30		200,000	185,290
5.250%, 3/2/33		195,000	201,696
2.770%, 9/1/53		12,000	7,254
4.400%, 2/22/62		46,000	36,675
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	793,029

			1,577,493

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26		28,000	27,989
Baxter International, Inc.
1.915%, 2/1/27		100,000	96,964
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,776
4.693%, 2/13/28		40,000	40,484
2.823%, 5/20/30		35,000	32,797
4.669%, 6/6/47		12,000	10,559
GE HealthCare Technologies, Inc.
5.500%, 6/15/35		50,000	51,891
Solventum Corp.
5.400%, 3/1/29		34,000	35,094
Stryker Corp.
1.950%, 6/15/30(x)		200,000	180,925
3.375%, 9/11/32	EUR	100,000	118,417
3.625%, 9/11/36		200,000	232,920
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35		$25,000	25,971

			886,787

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.
3.410%, 6/15/27		75,000	74,153
Cencora, Inc.
3.450%, 12/15/27		50,000	49,271
Centene Corp.
4.625%, 12/15/29		700,000	679,343
Cigna Group (The)
4.375%, 10/15/28		340,000	341,817
5.000%, 5/15/29		450,000	461,568
CommonSpirit Health
5.318%, 12/1/34		600,000	610,035
CVS Health Corp.
1.300%, 8/21/27		65,000	61,597
4.300%, 3/25/28		55,000	55,026
5.000%, 1/30/29		20,000	20,395
3.250%, 8/15/29		200,000	191,494
5.125%, 7/20/45		54,000	49,005
Elevance Health, Inc.
3.650%, 12/1/27		200,000	198,430
3.600%, 3/15/51		118,000	84,397
5.650%, 6/15/54		34,000	33,372
HCA, Inc.
4.500%, 2/15/27		20,000	20,030
3.125%, 3/15/27		455,000	448,535
5.200%, 6/1/28(x)		92,000	94,112
4.125%, 6/15/29		208,000	205,842
5.450%, 4/1/31		431,000	448,082
2.375%, 7/15/31		100,000	88,472
3.625%, 3/15/32		200,000	187,443
5.750%, 3/1/35		204,000	213,189
3.500%, 7/15/51		97,000	66,383
5.900%, 6/1/53		10,000	9,849
Humana, Inc.
1.350%, 2/3/27		25,000	24,067
3.700%, 3/23/29		20,000	19,534
McKesson Corp.
5.100%, 7/15/33		150,000	155,533
Quest Diagnostics, Inc.
4.625%, 12/15/29		400,000	406,171
UnitedHealth Group, Inc.
3.450%, 1/15/27		50,000	49,680
2.950%, 10/15/27		100,000	98,001
5.250%, 2/15/28		35,000	35,954
4.250%, 1/15/29		600,000	601,929
4.700%, 4/15/29		30,000	30,536
5.300%, 6/15/35		65,000	67,297
Universal Health Services, Inc.
5.050%, 10/15/34		35,000	34,117

			6,214,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
2.300%, 3/12/31	$11,000	$9,867
Revvity, Inc.
3.300%, 9/15/29	15,000	14,344
2.250%, 9/15/31	35,000	30,367
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,348
1.750%, 10/15/28	35,000	32,764
4.794%, 10/7/35	70,000	70,033

		177,723

Pharmaceuticals (0.4%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	66,681
AstraZeneca plc
3.125%, 6/12/27	75,000	74,100
1.375%, 8/6/30	200,000	175,770
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	599,279
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	305,057
6.500%, 11/21/33§	100,000	107,538
Bristol-Myers Squibb Co.
3.900%, 2/20/28	50,000	49,997
4.900%, 2/22/29	45,000	46,187
3.400%, 7/26/29	62,000	60,453
5.750%, 2/1/31	100,000	106,844
5.200%, 2/22/34	100,000	103,538
Eli Lilly & Co.
3.375%, 3/15/29	13,000	12,769
4.700%, 2/9/34	100,000	100,898
4.600%, 8/14/34	70,000	70,239
5.100%, 2/12/35	50,000	51,708
Johnson & Johnson
5.000%, 3/1/35	100,000	103,677
Merck & Co., Inc.
3.400%, 3/7/29	100,000	97,871
4.950%, 9/15/35	65,000	65,437
Novartis Capital Corp.
4.200%, 9/18/34	50,000	48,881
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	200,000	202,299
4.750%, 5/19/33	190,000	191,608
Pfizer, Inc.
3.600%, 9/15/28	25,000	24,833
1.750%, 8/18/31	108,000	94,440
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	408,402
Sanofi SA
3.625%, 6/19/28	25,000	24,848
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	181,719
Viatris, Inc.
2.700%, 6/22/30	200,000	179,981
Zoetis, Inc.
3.000%, 9/12/27	50,000	49,085
2.000%, 5/15/30	50,000	45,478

		3,649,617

Total Health Care		12,506,279

Industrials (1.3%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	396,952
2.700%, 2/1/27	475,000	465,418
5.040%, 5/1/27	100,000	101,063
3.450%, 11/1/28(x)	425,000	414,465
5.150%, 5/1/30	100,000	102,711
5.930%, 5/1/60	315,000	313,970
7.008%, 5/1/64	65,000	74,853
Embraer Netherlands Finance BV
5.980%, 2/11/35	175,000	184,560
General Dynamics Corp.
3.625%, 4/1/30	200,000	196,036
HEICO Corp.
5.250%, 8/1/28	300,000	307,928
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	409,861
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	656,945
L3Harris Technologies, Inc.
5.250%, 6/1/31	136,000	141,656
Lockheed Martin Corp.
4.450%, 5/15/28	35,000	35,409
4.750%, 2/15/34	100,000	100,899
Northrop Grumman Corp.
4.030%, 10/15/47	45,000	36,750
4.950%, 3/15/53	147,000	134,215
Rolls-Royce plc
5.750%, 10/15/27§	500,000	512,987
RTX Corp.
3.125%, 5/4/27	100,000	98,555
4.125%, 11/16/28	200,000	200,074
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	498,800
Textron, Inc.
3.000%, 6/1/30	22,000	20,704

		5,404,811

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	419,730
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	49,151
5.150%, 5/22/34	40,000	41,500

		510,381

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	234,136
CRH America Finance, Inc.
5.500%, 1/9/35	50,000	52,201
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	47,810
Johnson Controls International plc
2.000%, 9/16/31	30,000	26,085
Masco Corp.
2.000%, 10/1/30	25,000	22,357
Owens Corning
3.950%, 8/15/29	100,000	98,731

		481,320

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	99,582
RELX Capital, Inc.
4.750%, 5/20/32	20,000	20,346
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Management, Inc.
3.150%, 11/15/27	$50,000	$49,152
4.150%, 4/15/32	50,000	49,362

		233,272

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	23,990
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	134,301

		158,291

Ground Transportation (0.1%)
Canadian National Railway Co.
4.375%, 9/18/34	20,000	19,506
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	18,233
5.200%, 3/30/35(x)	100,000	103,108
Norfolk Southern Corp.
3.800%, 8/1/28	25,000	24,879
2.300%, 5/15/31	25,000	22,572
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	411,324
Ryder System, Inc.
4.950%, 9/1/29	100,000	102,274
Uber Technologies, Inc.
4.800%, 9/15/35	15,000	14,822
5.350%, 9/15/54	23,000	22,261
Union Pacific Corp.
2.375%, 5/20/31	10,000	9,106

		748,085

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	73,435
Honeywell International, Inc.
4.875%, 9/1/29	150,000	154,245

		227,680

Machinery (0.1%)
Caterpillar, Inc.
5.200%, 5/15/35	100,000	103,404
3.250%, 4/9/50	35,000	25,170
CNH Industrial Capital LLC
4.500%, 10/8/27	147,000	147,951
Cummins, Inc.
5.300%, 5/9/35	50,000	51,647
Daimler Truck Finance
North America LLC
5.000%, 1/15/27§	400,000	404,149
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	49,324
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	264,936
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	98,932
Westinghouse Air Brake Technologies Corp.
5.611%, 3/11/34	15,000	15,748

		1,161,261

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27	50,000	50,608

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	18,942
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	90,453
Equifax, Inc.
5.100%, 6/1/28	100,000	102,152
4.800%, 9/15/29	400,000	406,355
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,964

		642,866

Trading Companies & Distributors (0.1%)
Air Lease Corp.
5.300%, 2/1/28	100,000	101,775
3.000%, 2/1/30	50,000	46,570
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	687,025
5.375%, 7/15/29§	200,000	204,739

		1,040,109

Transportation Infrastructure (0.0%)†
DP World Ltd.
6.850%, 7/2/37(m)	180,000	206,743

Total Industrials		10,865,427

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.850%, 2/26/29	25,000	25,654
5.050%, 2/26/34	100,000	103,471
Juniper Networks, Inc.
2.000%, 12/10/30	8,000	7,009
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,509
2.750%, 5/24/31	60,000	54,798
5.550%, 8/15/35	237,000	246,525

		487,966

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,326
Amphenol Corp.
2.200%, 9/15/31	60,000	53,237
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	409,416
CDW LLC
2.670%, 12/1/26	70,000	68,666
5.100%, 3/1/30	400,000	407,302
Jabil, Inc.
3.950%, 1/12/28	100,000	99,283
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	75,342

		1,162,572

IT Services (0.1%)
Booz Allen Hamilton, Inc.
5.950%, 8/4/33(x)	10,000	10,486
Gartner, Inc.
3.750%, 10/1/30§	497,000	469,554
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	101,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
International Business Machines Corp.
3.500%, 5/15/29		$200,000	$195,917

			777,115

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.
3.450%, 6/15/27		25,000	24,805
Applied Materials, Inc.
1.750%, 6/1/30		30,000	26,961
Broadcom Corp.
3.875%, 1/15/27		100,000	99,889
Broadcom, Inc.
4.110%, 9/15/28(x)		106,000	106,354
4.750%, 4/15/29		100,000	102,038
5.050%, 7/12/29		220,000	226,472
4.200%, 10/15/30		35,000	34,916
5.150%, 11/15/31		296,000	306,765
4.550%, 2/15/32		51,000	51,270
5.200%, 4/15/32		76,000	79,066
4.300%, 11/15/32		90,000	88,881
3.419%, 4/15/33§		273,000	252,449
4.800%, 10/15/34		83,000	83,499
3.137%, 11/15/35§		234,000	202,430
3.187%, 11/15/36§		400,000	341,728
4.926%, 5/15/37§		654,000	652,246
4.900%, 2/15/38		85,000	84,596
Foundry JV Holdco LLC
6.150%, 1/25/32§		400,000	427,577
Intel Corp.
3.750%, 8/5/27		100,000	99,258
2.450%, 11/15/29		20,000	18,563
5.125%, 2/10/30		400,000	411,143
4.150%, 8/5/32		100,000	96,433
5.200%, 2/10/33(x)		200,000	204,213
Lam Research Corp.
4.000%, 3/15/29		30,000	29,952
Micron Technology, Inc.
5.375%, 4/15/28		100,000	102,996
NVIDIA Corp.
2.000%, 6/15/31		50,000	44,942
NXP BV
3.875%, 6/18/26		700,000	697,753
4.400%, 6/1/27		40,000	40,093
2.500%, 5/11/31		95,000	85,224
QUALCOMM, Inc.
3.250%, 5/20/27		75,000	74,372
2.150%, 5/20/30		100,000	91,801
Texas Instruments, Inc.
2.250%, 9/4/29		30,000	28,089
4.900%, 3/14/33		50,000	51,481

			5,268,255

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35		100,000	105,387
AppLovin Corp.
5.125%, 12/1/29		467,000	476,943
5.375%, 12/1/31		630,000	650,714
5.500%, 12/1/34		150,000	154,913
5.950%, 12/1/54		151,000	152,324
Microsoft Corp.
3.300%, 2/6/27		100,000	99,385
3.400%, 6/15/27		10,000	9,957
1.350%, 9/15/30		35,000	31,004
Open Text Corp.
6.900%, 12/1/27§		700,000	729,043
Oracle Corp.
2.300%, 3/25/28		70,000	66,877
4.500%, 5/6/28		35,000	35,225
4.200%, 9/27/29		400,000	398,836
6.150%, 11/9/29		300,000	319,518
4.450%, 9/26/30		500,000	498,859
2.875%, 3/25/31		250,000	229,804
4.700%, 9/27/34		50,000	48,797
5.500%, 8/3/35		100,000	102,450
5.200%, 9/26/35		45,000	45,203
4.375%, 5/15/55		314,000	245,885
5.950%, 9/26/55		65,000	64,627
4.100%, 3/25/61		11,000	7,880
5.500%, 9/27/64		147,000	134,754
6.125%, 8/3/65		10,000	10,052
Roper Technologies, Inc.
3.800%, 12/15/26		30,000	29,887
1.750%, 2/15/31		200,000	174,389
Salesforce, Inc.
1.500%, 7/15/28		35,000	32,843
1.950%, 7/15/31		40,000	35,531
Synopsys, Inc.
5.000%, 4/1/32		500,000	511,345
VMware LLC
3.900%, 8/21/27		100,000	99,637
1.800%, 8/15/28		25,000	23,436

			5,525,505

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
3.350%, 2/9/27		50,000	49,710
2.900%, 9/12/27		150,000	147,653
1.650%, 5/11/30		90,000	81,244
1.650%, 2/8/31		100,000	88,641
4.750%, 5/12/35		50,000	51,079
Dell International LLC
4.150%, 2/15/29		60,000	59,883
4.500%, 2/15/31		204,000	203,623
5.500%, 4/1/35		100,000	103,305
Hewlett Packard Enterprise Co.
5.250%, 7/1/28		50,000	51,398
4.400%, 10/15/30		100,000	99,442
HP, Inc.
6.100%, 4/25/35		35,000	37,102
Western Digital Corp.
2.850%, 2/1/29		30,000	28,200

			1,001,280

Total Information Technology			14,222,693

Materials (0.5%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29		50,000	50,894
4.800%, 3/3/33		50,000	50,924
Brenntag Finance BV
3.375%, 10/2/31(m)	EUR	100,000	116,926
Dow Chemical Co. (The)
5.150%, 2/15/34(x)		$100,000	100,088
Ecolab, Inc.
1.650%, 2/1/27		100,000	97,014
Kraton Corp.
5.000%, 7/15/27§		400,000	406,000
LYB International Finance III LLC
5.625%, 5/15/33		200,000	205,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Orbia Advance Corp. SAB de CV
6.800%, 5/13/30§		$201,000	$208,991
PPG Industries, Inc.
2.800%, 8/15/29		100,000	95,179
RPM International, Inc.
4.550%, 3/1/29		25,000	25,176
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	74,302
Westlake Corp.
3.375%, 6/15/30(x)		30,000	28,570

			1,459,509

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	22,338
Series CB
2.500%, 3/15/30		35,000	32,541

			54,879

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33		15,000	15,634
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	31,818
5.500%, 3/17/35		20,000	20,556
Avery Dennison Corp.
5.750%, 3/15/33		50,000	52,848
Berry Global, Inc.
1.650%, 1/15/27		11,000	10,654
5.800%, 6/15/31		110,000	116,387
Packaging Corp. of America
3.400%, 12/15/27		35,000	34,465
Sonoco Products Co.
5.000%, 9/1/34		30,000	29,680
WRKCo., Inc.
4.000%, 3/15/28		50,000	49,733

			361,775

Metals & Mining (0.2%)
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36(m)(x)		200,000	216,200
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	198,826
Glencore Capital Finance DAC
3.668%, 10/6/32(m)	EUR	100,000	117,076
Glencore Funding LLC
5.186%, 4/1/30§		$108,000	111,159
2.850%, 4/27/31§		99,000	90,659
2.625%, 9/23/31§		11,000	9,876
6.500%, 10/6/33§		9,000	9,911
Kinross Gold Corp.
6.250%, 7/15/33		100,000	109,040
Nucor Corp.
4.300%, 5/23/27		50,000	50,186
Reliance, Inc.
2.150%, 8/15/30		600,000	538,177
Rio Tinto Finance USA plc
5.250%, 3/14/35		35,000	36,057
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	96,300
6.125%, 6/12/33		100,000	106,810
6.400%, 6/28/54		208,000	213,258

			1,903,535

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31		100,000	94,465
3.125%, 1/15/32		200,000	179,480

			273,945

Total Materials			4,053,643

Real Estate (0.7%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28		50,000	51,449
GLP Capital LP (REIT)
5.750%, 6/1/28		10,000	10,269
Simon Property Group LP (REIT)
1.375%, 1/15/27		100,000	96,696
3.375%, 6/15/27		75,000	74,268
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	49,219

			281,901

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
2.125%, 12/1/28		65,000	60,853
5.250%, 12/15/32		10,000	10,285
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	24,245
Welltower OP LLC (REIT)
2.050%, 1/15/29		30,000	28,072

			123,455

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§		400,000	403,078
Prologis LP (REIT)
2.250%, 1/15/32		50,000	43,981
4.625%, 1/15/33		100,000	100,291

			547,350

Office REITs (0.1%)
Boston Properties LP (REIT)
2.750%, 10/1/26		50,000	49,205
2.550%, 4/1/32		100,000	86,395
6.500%, 1/15/34		100,000	107,840
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27		300,000	293,349
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		600,000	593,101
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	22,657

			1,152,547

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29		400,000	414,731

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32		35,000	32,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	$50,000	$46,736
3.300%, 6/1/29	15,000	14,545
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	10,016
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,771
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	14,168
5.500%, 8/15/33	200,000	207,607
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,569
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	43,644
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	98,395

		542,248

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,153
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	47,558
Realty Income Corp. (REIT)
2.100%, 3/15/28	50,000	47,718
4.850%, 3/15/30	30,000	30,728
5.625%, 10/13/32	100,000	105,883
4.900%, 7/15/33	100,000	101,405
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,835

		371,280

Specialized REITs (0.3%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	313,547
2.300%, 9/15/31	20,000	17,675
5.650%, 3/15/33	200,000	210,683
5.350%, 3/15/35	50,000	51,312
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	497,811
2.900%, 3/15/27	30,000	29,425
3.650%, 9/1/27	50,000	49,491
5.000%, 1/11/28	55,000	55,716
2.100%, 4/1/31	300,000	262,714
2.500%, 7/15/31	100,000	89,074
EPR Properties (REIT)
3.600%, 11/15/31	700,000	646,041
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	19,200
3.200%, 11/18/29	25,000	23,923
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,814
5.500%, 7/1/30	100,000	104,266
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	103,256
3.385%, 5/1/29	15,000	14,650

		2,513,598

Total Real Estate		5,947,110

Utilities (4.0%)
Electric Utilities (3.3%)
AEP Texas, Inc.
4.700%, 5/15/32	234,000	233,909
5.700%, 5/15/34	75,000	78,085
Series I
2.100%, 7/1/30	119,000	107,426
AEP Transmission Co. LLC
5.375%, 6/15/35	51,000	52,710
3.150%, 9/15/49	173,000	117,781
Alabama Power Co.
6.125%, 5/15/38	22,000	24,044
3.750%, 3/1/45	42,000	33,402
4.300%, 1/2/46	12,000	10,305
Series 20-A
1.450%, 9/15/30	50,000	43,781
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,508
5.200%, 1/15/29	65,000	66,966
2.300%, 3/1/30	25,000	22,884
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	636,971
Series Y
4.500%, 3/1/49	7,000	5,825
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	35,657
3.200%, 9/15/49	14,000	9,666
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35	6,000	6,056
Dominion Energy South Carolina, Inc.
Series 2025
5.300%, 1/15/35	55,000	56,809
DTE Electric Co.
Series A
1.900%, 4/1/28	65,000	61,811
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	23,502
2.550%, 4/15/31(x)	50,000	45,796
3.700%, 12/1/47	151,000	115,058
3.950%, 3/15/48	27,000	21,507
3.200%, 8/15/49	79,000	54,909
3.450%, 4/15/51	217,000	156,065
Duke Energy Corp.
3.400%, 6/15/29	30,000	29,133
2.550%, 6/15/31	25,000	22,582
3.950%, 8/15/47	39,000	30,181
3.500%, 6/15/51	29,000	20,499
5.000%, 8/15/52	151,000	135,360
5.800%, 6/15/54	414,000	416,139
Duke Energy Florida LLC
1.750%, 6/15/30	70,000	62,661
3.400%, 10/1/46	14,000	10,344
3.000%, 12/15/51	54,000	35,141
Duke Energy Ohio, Inc.
2.125%, 6/1/30	388,000	353,574
5.550%, 3/15/54	22,000	21,869
Duke Energy Progress LLC
3.450%, 3/15/29	70,000	68,481
5.050%, 3/15/35	45,000	45,676
3.700%, 10/15/46	161,000	124,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
2.500%, 8/15/50		$333,000	$199,357
5.350%, 3/15/53		169,000	163,520
Edison International
6.950%, 11/15/29		600,000	636,581
Enel Finance International NV
2.500%, 7/12/31(e)§		600,000	535,809
5.000%, 6/15/32§		600,000	609,725
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	103,313
EPH Financing International A/S
6.651%, 11/13/28(m)	EUR	400,000	509,603
Eversource Energy
5.500%, 1/1/34		$100,000	102,955
Series M
3.300%, 1/15/28		150,000	146,754
Exelon Corp.
4.050%, 4/15/30		200,000	197,631
FirstEnergy Corp.
2.650%, 3/1/30		2,207,000	2,052,145
Series B
3.900%, 7/15/27(e)		1,057,000	1,050,819
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	487,870
5.200%, 4/1/28§		200,000	204,721
FirstEnergy Transmission LLC
4.750%, 1/15/33§		157,000	156,460
5.000%, 1/15/35		488,000	488,466
4.550%, 4/1/49§		278,000	237,460
Florida Power & Light Co.
5.050%, 4/1/28		300,000	307,816
4.800%, 5/15/33		100,000	101,576
3.150%, 10/1/49		120,000	83,142
2.875%, 12/4/51		84,000	54,265
5.800%, 3/15/65		40,000	41,747
Fortis, Inc.
3.055%, 10/4/26		75,000	74,182
Georgia Power Co.
5.004%, 2/23/27		400,000	405,894
4.850%, 3/15/31		54,000	55,297
4.700%, 5/15/32		413,000	417,852
Series A
3.250%, 3/15/51		12,000	8,322
Series B
3.700%, 1/30/50		128,000	97,107
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,851
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	586,787
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,562
Jersey Central Power & Light Co.
4.400%, 1/15/31§		100,000	99,738
Series WI*
5.100%, 1/15/35		32,000	32,495
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		4,969	4,770
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	98,595
3.150%, 4/15/50		80,000	54,745
Minejesa Capital BV
5.625%, 8/10/37(m)		216,000	214,704
MVM Energetika Zrt.
6.500%, 3/13/31(m)		200,000	212,000
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	24,791
4.625%, 7/15/27		100,000	100,869
4.685%, 9/1/27		70,000	70,770
2.750%, 11/1/29		600,000	566,790
5.250%, 3/15/34		100,000	102,661
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)		100,000	107,375
NRG Energy, Inc.
4.450%, 6/15/29§		132,000	130,837
7.000%, 3/15/33(x)§		591,000	652,935
Ohio Edison Co.
4.950%, 12/15/29§		13,000	13,304
Ohio Power Co.
Series P
2.600%, 4/1/30		124,000	114,977
Series Q
1.625%, 1/15/31		312,000	269,871
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	192,362
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28		25,000	24,701
Pacific Gas and Electric Co.
3.150%, 1/1/26		150,000	149,493
2.950%, 3/1/26		500,000	496,277
5.550%, 5/15/29		270,000	278,654
3.250%, 6/1/31		900,000	826,361
6.400%, 6/15/33		879,000	942,583
4.500%, 7/1/40		35,000	30,383
3.750%, 8/15/42(e)		13,000	9,860
4.750%, 2/15/44		41,000	34,952
4.950%, 7/1/50		191,000	164,926
3.500%, 8/1/50		673,000	458,996
5.250%, 3/1/52		12,000	10,603
6.750%, 1/15/53		161,000	173,833
5.900%, 10/1/54		43,000	41,599
6.150%, 3/1/55		76,000	76,385
6.100%, 10/15/55		75,000	74,895
PacifiCorp
5.100%, 2/15/29		400,000	410,327
PECO Energy Co.
3.050%, 3/15/51		65,000	42,869
2.850%, 9/15/51		88,000	56,487
5.250%, 9/15/54		47,000	45,293
Pinnacle West Capital Corp.
5.150%, 5/15/30		429,000	441,211
PPL Capital Funding, Inc.
5.250%, 9/1/34		6,000	6,119
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	96,952
Series Q
5.050%, 3/1/35		45,000	45,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Southern California Edison Co.
5.300%, 3/1/28		$600,000	$610,372
2.850%, 8/1/29		40,000	37,457
2.250%, 6/1/30		33,000	29,595
Series G
2.500%, 6/1/31		50,000	44,237
Southern Co. (The)
5.113%, 8/1/27(e)		100,000	101,695
5.700%, 10/15/32		415,000	438,942
Series A
3.700%, 4/30/30		600,000	584,430
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		386,760	388,788
System Energy Resources, Inc.
5.300%, 12/15/34		444,000	445,403
Union Electric Co.
2.950%, 3/15/30		250,000	236,930
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	88,585
5.050%, 8/15/34		40,000	40,485
Series C
4.900%, 9/15/35		100,000	99,549
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27		267,458	268,461
Vistra Operations Co. LLC
6.000%, 4/15/34§		474,000	498,303
5.700%, 12/30/34§		590,000	610,541
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	73,416
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	258,502

			26,448,521

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	31,588
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	51,311
4.400%, 7/1/32		15,000	14,779
5.400%, 7/1/34		50,000	51,488
National Fuel Gas Co.
3.950%, 9/15/27		50,000	49,674
2.950%, 3/1/31		700,000	639,238
ONE Gas, Inc.
5.100%, 4/1/29		25,000	25,779
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		91,000	82,281
Southern California Gas Co.
2.950%, 4/15/27		700,000	689,026
Series XX
2.550%, 2/1/30		200,000	186,516

			1,821,680

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	101,994
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	340,974

			442,968

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	400,752
Ameren Corp.
5.000%, 1/15/29		400,000	408,877
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,558
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,682
5.050%, 5/15/35		92,000	93,605
Dominion Energy, Inc.
5.450%, 3/15/35		8,000	8,204
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54(k)		57,000	61,845
Series C
2.250%, 8/15/31		45,000	39,803
DTE Energy Co.
5.100%, 3/1/29		400,000	410,360
National Grid plc
5.602%, 6/12/28		300,000	310,217
5.418%, 1/11/34		100,000	103,563
NiSource, Inc.
3.490%, 5/15/27		12,000	11,877
5.400%, 6/30/33		7,000	7,237
5.350%, 4/1/34		100,000	102,715
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	412,622
6.125%, 10/15/33		200,000	215,767
San Diego Gas & Electric Co.
Series RRR
3.750%, 6/1/47		9,000	6,911
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	473,793
2.200%, 12/15/28		100,000	94,280

			3,237,668

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	89,554
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	186,022

			275,576

Total Utilities			32,226,413

Total Corporate Bonds			215,291,007

Foreign Government Securities (2.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	365,542
7.300%, 8/12/33(m)		200,000	64,254
Canada Government Bond
4.000%, 3/18/30		$100,000	100,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	800,000	$464,640
Export Development Canada
3.875%, 2/14/28		$150,000	150,650
4.750%, 6/5/34		60,000	62,482
Export-Import Bank of Korea
3.750%, 9/22/30		200,000	197,968
Federative Republic of Brazil
6.125%, 3/15/34		400,000	408,200
Japan Bank for International Cooperation
2.250%, 11/4/26		50,000	49,126
3.500%, 10/31/28		200,000	198,068
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	619,104
2.300%, 12/20/54		70,000,000	403,209
2.800%, 6/20/55		40,000,000	255,962
2.200%, 3/20/64		44,000,000	227,727
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	588,045
Kingdom of Saudi Arabia
3.625%, 3/4/28(m)		500,000	493,580
4.750%, 1/16/30§		400,000	408,252
Oriental Republic of Uruguay
4.375%, 10/27/27		112,363	113,149
5.100%, 6/18/50		77,594	73,637
Province of Alberta
1.300%, 7/22/30		250,000	220,533
Province of British Columbia
3.900%, 8/27/30		60,000	59,945
4.200%, 7/6/33		150,000	149,147
Province of Manitoba
4.900%, 5/31/34		60,000	61,460
Province of Ontario
3.100%, 5/19/27		250,000	245,965
1.800%, 10/14/31		100,000	88,087
5.050%, 4/24/34		100,000	104,695
3.800%, 12/2/34	CAD	300,000	218,264
Province of Quebec
2.750%, 4/12/27		$50,000	49,146
3.625%, 4/13/28		100,000	99,506
4.500%, 4/3/29		250,000	254,378
Republic of Indonesia
2.850%, 2/14/30		200,000	189,000
5.600%, 1/15/35(x)		100,000	105,925
3.050%, 3/12/51		200,000	134,100
Republic of Korea
1.750%, 10/15/31		200,000	176,584
Republic of Panama
3.298%, 1/19/33		200,000	172,400
4.500%, 4/1/56		200,000	146,800
Republic of Peru
2.783%, 1/23/31		70,000	64,558
6.950%, 8/12/31(m)	PEN	641,000	204,269
6.150%, 8/12/32§		1,300,000	396,666
3.000%, 1/15/34		$200,000	174,000
6.850%, 8/12/35(m)	PEN	474,000	144,256
7.600%, 8/12/39(m)		382,000	120,414
3.550%, 3/10/51		$117,000	83,567
Republic of Philippines
2.457%, 5/5/30		200,000	186,000
5.250%, 5/14/34		100,000	104,800
3.200%, 7/6/46		200,000	146,175
Republic of Poland
5.500%, 11/16/27		25,000	25,821
4.625%, 3/18/29		200,000	203,670
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	765,104
Republic of South Africa
7.100%, 11/19/36§		$400,000	417,200
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	734,472
State of Israel Government Bond
5.500%, 3/12/34		$400,000	410,750
State of Kuwait
4.016%, 10/9/28§		200,000	200,000
State of Qatar
5.103%, 4/23/48§		500,000	495,950
Titulos de Tesoreria
6.250%, 7/9/36	COP	2,250,300,000	395,823
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	855,000	962,320
United Mexican States
3.750%, 1/11/28		$200,000	197,900
5.000%, 5/7/29		200,000	204,200
3.250%, 4/16/30		200,000	188,800
3.500%, 2/12/34		254,000	220,980
6.350%, 2/9/35		159,000	168,142
6.875%, 5/13/37		938,000	1,012,571
4.500%, 1/31/50		400,000	309,000

Total Foreign Government Securities			16,257,915

Mortgage-Backed Securities (26.8%)
FHLMC
3.000%, 9/1/27		1,658	1,637
4.170%, 4/1/28		300,000	301,505
4.380%, 5/1/28		800,000	802,778
3.000%, 7/1/28		1,130	1,114
2.500%, 1/1/29		4,177	4,110
3.000%, 1/1/30		5,206	5,119
2.500%, 3/1/30		5,181	5,051
2.500%, 5/1/30		13,740	13,390
3.000%, 5/1/30		9,646	9,473
3.000%, 6/1/30		19,791	19,445
2.500%, 7/1/30		4,824	4,699
3.000%, 7/1/30		10,866	10,676
2.500%, 8/1/30		16,570	16,131
3.000%, 8/1/30		3,148	3,091
2.500%, 9/1/30		21,193	20,623
2.500%, 4/1/31		21,001	20,414
3.500%, 4/1/31		372	369
6.981%, 11/1/31(l)		371	376
3.000%, 10/1/32		1,751	1,706
3.000%, 11/1/32		2,480	2,416
3.000%, 12/1/32		1,790	1,744
5.500%, 2/1/35		2,897	2,999
4.500%, 2/1/39		6,458	6,486
4.500%, 12/1/39		2,916	2,926
4.000%, 8/1/40		3,381	3,306
4.000%, 9/1/40		7,477	7,331
4.000%, 4/1/41		151	148
4.500%, 5/1/41		13,597	13,636
5.500%, 6/1/41		12,461	12,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 11/1/41	$27,670	$28,243
3.500%, 4/1/42	26,257	25,033
3.500%, 8/1/42	20,082	19,129
3.500%, 10/1/42	1,176	1,126
3.000%, 3/1/43	17,898	16,504
3.500%, 6/1/43	11,562	10,939
3.500%, 7/1/43	2,850	2,712
4.500%, 9/1/43	22,249	22,256
4.500%, 11/1/43	4,588	4,589
4.500%, 12/1/43	17,348	17,384
3.500%, 1/1/44	6,330	6,010
4.000%, 4/1/44	13,672	13,346
3.500%, 6/1/44	4,651	4,427
4.000%, 7/1/44	3,355	3,274
3.000%, 1/1/45	898,127	819,940
3.000%, 7/1/45	476,226	433,803
3.500%, 9/1/45	2,263	2,142
4.000%, 9/1/45	16,455	16,024
4.000%, 12/1/45	6,522	6,331
3.000%, 12/1/46	108,567	99,064
3.500%, 3/1/47	24,421	22,997
4.500%, 4/1/47	42,332	42,229
4.500%, 5/1/47	15,800	15,702
4.500%, 7/1/47	55,813	55,454
3.500%, 10/1/47	33,576	31,587
3.500%, 12/1/47	28,718	26,990
3.500%, 1/1/48	10,277	9,643
4.500%, 7/1/48	134,277	133,403
4.500%, 8/1/48	233,522	231,549
5.000%, 11/1/48	5,958	6,047
4.500%, 4/1/49	25,595	25,349
3.000%, 4/1/50	1,117,463	977,194
FHLMC UMBS
3.500%, 1/1/34	26,063	25,574
3.500%, 5/1/35	93,159	91,531
2.000%, 9/1/35	44,442	41,130
2.000%, 1/1/36	90,689	84,186
2.000%, 2/1/36	75,404	69,784
2.000%, 3/1/36	18,048	16,703
1.500%, 4/1/36	195,996	176,670
1.500%, 5/1/36	39,031	35,175
2.000%, 5/1/36	105,507	97,942
2.000%, 3/1/37	262,856	243,693
2.000%, 4/1/37	33,110	30,622
3.000%, 9/1/37	3,587	3,419
3.000%, 6/1/38	69,545	66,575
2.500%, 3/1/41	1,752,371	1,572,543
2.000%, 3/1/42	53,517	46,295
4.000%, 1/1/45	209,125	204,221
4.000%, 9/1/45	207,892	203,097
3.500%, 3/1/46	91,966	87,194
3.500%, 9/1/46	30,165	28,220
4.000%, 7/1/47	44,299	42,736
3.500%, 1/1/48	19,717	18,360
4.000%, 4/1/48	150,601	146,040
4.000%, 6/1/48	4,242	4,111
4.000%, 8/1/48	40,138	38,847
4.500%, 1/1/49	40,016	39,430
4.000%, 5/1/49	4,678	4,490
3.500%, 1/1/50	22,406	20,807
4.000%, 3/1/50	68,301	65,464
3.500%, 6/1/50	57,414	53,281
4.000%, 6/1/50	73,510	70,388
2.500%, 7/1/50	35,998	30,945
3.000%, 7/1/50	15,111	13,591
4.000%, 7/1/50	76,084	72,963
1.500%, 8/1/50	67,675	52,291
2.000%, 8/1/50	20,889	17,164
2.500%, 8/1/50	3,325,364	2,865,797
3.000%, 8/1/50	907,129	813,417
2.000%, 9/1/50	56,036	45,642
3.000%, 9/1/50	263,646	237,391
1.500%, 10/1/50	169,350	130,537
2.000%, 11/1/50	38,926	32,046
2.500%, 2/1/51	279,037	240,735
2.000%, 3/1/51	412,223	335,375
2.000%, 4/1/51	146,624	120,939
2.000%, 5/1/51	70,657	58,170
2.500%, 5/1/51	821,153	707,588
3.000%, 6/1/51	1,384,132	1,227,258
2.000%, 7/1/51	268,626	221,654
3.000%, 7/1/51	86,617	77,558
2.000%, 9/1/51	95,734	78,390
2.000%, 10/1/51	273,302	222,694
3.000%, 10/1/51	86,379	76,994
2.500%, 11/1/51	715,166	615,936
2.000%, 12/1/51	196,319	161,461
2.500%, 12/1/51	346,126	297,750
2.000%, 1/1/52	1,055,892	868,619
2.500%, 1/1/52	901,777	773,571
2.000%, 2/1/52	28,267	23,015
3.000%, 2/1/52	63,773	57,203
3.000%, 3/1/52	2,845,786	2,543,930
4.000%, 6/1/52	26,243	25,137
5.000%, 6/1/52	3,008	3,020
4.500%, 7/1/52	78,396	76,489
5.000%, 7/1/52	48,519	48,923
3.000%, 8/1/52	79,129	70,587
4.000%, 8/1/52	664,912	629,399
4.500%, 8/1/52	22,454	21,908
5.000%, 8/1/52	114,295	114,634
5.000%, 9/1/52	34,603	34,534
4.000%, 10/1/52	177,236	167,604
5.000%, 10/1/52	13,349	13,397
6.000%, 10/1/52	26,514	27,419
5.000%, 11/1/52	38,208	38,323
5.000%, 12/1/52	173,099	173,652
5.000%, 1/1/53	51,670	51,859
5.500%, 1/1/53	80,045	81,327
6.000%, 1/1/53	67,532	69,328
5.000%, 2/1/53	21,974	22,054
6.000%, 2/1/53	38,658	39,685
5.500%, 3/1/53	105,247	107,336
6.000%, 3/1/53	22,893	23,501
6.000%, 4/1/53	38,523	39,770
5.000%, 5/1/53	428,831	427,713
5.500%, 5/1/53	235,918	240,559
6.000%, 5/1/53	144,837	149,422
5.000%, 6/1/53	315,476	314,555
5.500%, 6/1/53	48,441	49,115
6.000%, 6/1/53	84,041	86,702
5.500%, 7/1/53	349,882	354,747
5.500%, 8/1/53	47,547	48,168
5.000%, 9/1/53	194,501	193,751
5.500%, 9/1/53	123,613	125,293
5.500%, 11/1/53	1,703,980	1,722,352
6.500%, 11/1/53	37,760	39,387
6.000%, 4/1/54	3,611,254	3,744,050
6.000%, 9/1/54	369,632	379,371
5.500%, 12/1/54	249,835	253,699
5.500%, 1/1/55	168,231	170,571
6.000%, 4/1/55	100,779	103,402
6.000%, 5/1/55	211,579	217,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
6.470%, 1/1/28(l)	$361	$363
5.790%, 1/1/29	2,334,000	2,418,076
5.810%, 6/1/31	1,062,000	1,100,932
2.630%, 4/1/32	2,519,000	2,267,213
3.300%, 7/1/32	4,934,970	4,652,900
4.207%, 3/1/33(l)	2,530	2,470
6.842%, 1/1/36(l)	6,497	6,688
6.000%, 7/1/39	5,154	5,359
6.319%, 12/1/40(l)	353	357
4.000%, 1/1/41	3,199	3,125
3.500%, 12/1/44	221,533	206,417
3.500%, 2/1/45	396,486	369,432
3.000%, 4/1/45	268,949	238,131
FNMA UMBS
2.500%, 9/1/27	2,447	2,414
2.500%, 4/1/28	939	924
2.500%, 8/1/28	3,087	3,031
3.500%, 3/1/29	3,979	3,947
3.000%, 4/1/29	6,367	6,269
3.000%, 5/1/29	7,464	7,347
3.000%, 6/1/29	7,288	7,173
3.000%, 9/1/29	6,712	6,603
3.000%, 10/1/29	4,090	4,021
3.000%, 1/1/30	34,836	34,239
2.500%, 2/1/30	1,673	1,636
3.000%, 3/1/30	7,969	7,828
2.500%, 4/1/30	4,061	3,960
3.000%, 4/1/30	6,450	6,337
2.500%, 5/1/30	1,901	1,852
3.000%, 5/1/30	3,447	3,386
2.500%, 7/1/30	7,796	7,587
3.000%, 7/1/30	16,132	15,824
2.500%, 8/1/30	21,213	20,661
3.000%, 8/1/30	33,594	32,954
3.500%, 8/1/30	5,355	5,298
2.500%, 9/1/30	13,215	12,843
3.000%, 9/1/30	15,730	15,427
2.500%, 11/1/30	24,578	23,881
2.500%, 3/1/31	1,625	1,599
3.000%, 3/1/31	2,353	2,304
2.500%, 6/1/31	8,208	7,948
2.500%, 7/1/31	5,621	5,436
2.500%, 8/1/31	700	678
3.000%, 8/1/31	35,137	34,411
4.000%, 8/1/31	2,275	2,271
3.000%, 9/1/31	5,795	5,675
2.000%, 10/1/31	2,387	2,279
2.500%, 10/1/31	46,671	45,109
2.000%, 11/1/31	32,392	30,920
2.500%, 11/1/31	20,209	19,529
2.000%, 12/1/31	3,487	3,326
2.500%, 2/1/32	1,401	1,353
2.000%, 3/1/32	23,921	22,808
2.500%, 3/1/32	6,104	5,889
3.500%, 4/1/32	58,110	57,270
3.500%, 5/1/32	42,525	41,937
3.000%, 6/1/32	11,870	11,580
2.500%, 8/1/32	33,357	32,193
3.000%, 9/1/32	9,114	8,924
2.500%, 2/1/33	53,277	51,778
4.000%, 10/1/33	11,871	11,886
6.000%, 2/1/34	7,662	7,987
5.500%, 5/1/34	34,629	35,767
6.000%, 8/1/34	4,246	4,434
3.000%, 9/1/34	593,454	569,159
3.500%, 12/1/34	435,805	425,319
2.500%, 2/1/35	292,348	283,514
5.000%, 2/1/35	36,574	37,187
5.500%, 2/1/35	17,247	17,798
6.000%, 4/1/35	67,631	70,393
3.000%, 8/1/35	44,093	42,559
5.000%, 9/1/35	2,263	2,298
2.500%, 10/1/35	89,045	84,336
2.500%, 12/1/35	304,687	288,386
3.000%, 12/1/35	40,251	38,813
5.500%, 12/1/35	12,305	12,738
4.000%, 1/1/36	19,815	19,516
2.000%, 2/1/36	21,107	19,521
1.500%, 3/1/36	21,339	19,258
2.000%, 3/1/36	44,112	40,811
2.000%, 4/1/36	35,923	33,335
1.500%, 5/1/36	35,214	31,780
2.000%, 5/1/36	246,335	228,670
3.000%, 5/1/36	22,001	21,204
1.500%, 6/1/36	123,266	111,090
2.000%, 7/1/36	40,506	37,475
3.000%, 10/1/36	1,513	1,446
2.000%, 11/1/36	18,921	17,529
3.000%, 11/1/36	15,858	15,156
1.500%, 12/1/36	81,292	73,236
3.000%, 12/1/36	26,277	25,114
2.000%, 1/1/37	18,264	16,920
1.500%, 2/1/37	35,976	32,479
2.000%, 2/1/37	130,698	121,046
2.000%, 3/1/37	86,596	79,973
2.000%, 4/1/37	56,719	52,439
6.000%, 2/1/38	3,194	3,370
6.000%, 3/1/38	1,435	1,513
6.000%, 5/1/38	3,758	3,965
6.000%, 10/1/38	1,111	1,169
6.000%, 12/1/38	1,737	1,832
5.500%, 1/1/39	7,979	8,298
4.500%, 7/1/39	83,657	83,849
5.500%, 9/1/39	13,000	13,499
5.500%, 12/1/39	11,389	11,840
5.500%, 3/1/40	1,140	1,184
6.500%, 5/1/40	30,022	32,013
4.500%, 7/1/40	8,244	8,261
4.000%, 9/1/40	13,770	13,490
2.000%, 12/1/40	74,846	65,175
4.000%, 12/1/40	227,412	222,167
5.500%, 4/1/41	2,390	2,484
4.500%, 5/1/41	732	733
4.500%, 7/1/41	1,331	1,333
5.000%, 7/1/41	41,977	42,794
5.000%, 8/1/41	976	995
4.500%, 9/1/41	7,086	7,099
4.500%, 10/1/41	2,863	2,866
1.500%, 11/1/41	1,212,609	1,016,462
1.500%, 12/1/41	616,128	516,095
3.500%, 1/1/42	12,590	11,989
4.000%, 1/1/42	23,969	23,381
2.000%, 2/1/42	365,758	316,724
2.000%, 3/1/42	416,850	360,739
2.000%, 4/1/42	49,076	42,456
3.500%, 4/1/42	5,531	5,254
3.500%, 5/1/42	549	522
4.000%, 5/1/42	26,215	25,549
3.500%, 6/1/42	1,338	1,271
3.500%, 7/1/42	1,977	1,873
2.000%, 8/1/42	178,388	154,690
4.500%, 8/1/42	6,860	6,872
4.500%, 9/1/42	9,272	9,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 3/1/43	$89,281	$82,047
3.000%, 4/1/43	51,833	47,598
3.000%, 5/1/43	41,079	37,834
3.000%, 6/1/43	20,377	18,828
4.500%, 9/1/43	12,144	12,129
4.500%, 11/1/43	58,510	58,498
4.500%, 12/1/43	11,273	11,268
5.000%, 12/1/43	72,236	73,629
4.500%, 1/1/44	7,989	7,981
4.500%, 6/1/44	84,931	84,912
3.000%, 10/1/44	772,899	709,440
5.500%, 12/1/44	2,754,351	2,801,261
3.500%, 2/1/45	127,383	120,889
4.500%, 7/1/45	25,413	25,343
4.500%, 11/1/45	43,315	43,177
4.500%, 12/1/45	18,919	18,906
3.000%, 6/1/46	8,769	7,994
4.500%, 7/1/46	78,553	78,631
3.000%, 8/1/46	1,184	1,080
3.000%, 9/1/46	20,760	18,933
3.000%, 11/1/46	1,851	1,688
3.500%, 11/1/46	6,673	6,243
4.000%, 11/1/46	12,637	12,155
3.000%, 12/1/46	928,390	838,573
2.500%, 2/1/47	762,770	662,599
3.000%, 2/1/47	40,339	36,712
4.000%, 3/1/47	709,880	672,896
3.000%, 4/1/47	935,655	844,522
3.500%, 5/1/47	25,767	24,129
4.000%, 6/1/47	44,509	42,730
4.000%, 8/1/47	22,513	21,690
4.000%, 9/1/47	1,637	1,572
4.000%, 10/1/47	19,734	18,945
4.500%, 10/1/47	5,826	5,781
3.500%, 11/1/47	32,522	30,283
4.500%, 11/1/47	50,799	50,390
3.500%, 12/1/47	32,706	30,454
3.500%, 1/1/48	52,208	48,794
4.000%, 1/1/48	19,671	18,873
4.500%, 1/1/48	46,688	46,297
3.500%, 2/1/48	14,840	13,818
3.500%, 3/1/48	106,852	99,494
3.500%, 4/1/48	5,661	5,337
4.000%, 4/1/48	2,921	2,801
4.500%, 4/1/48	18,882	18,818
4.000%, 5/1/48	3,512	3,370
4.500%, 5/1/48	338,601	335,996
3.500%, 6/1/48	544,311	506,150
4.000%, 6/1/48	2,431	2,331
4.000%, 7/1/48	2,405	2,306
4.500%, 7/1/48	365,853	361,260
4.000%, 8/1/48	32,161	30,930
4.500%, 8/1/48	40,738	40,371
5.000%, 8/1/48	3,091	3,133
4.000%, 9/1/48	15,518	14,879
5.000%, 9/1/48	9,969	10,101
4.000%, 10/1/48	6,947	6,654
4.500%, 11/1/48	30,360	30,029
4.000%, 1/1/49	65,025	62,792
4.500%, 2/1/49	117,573	116,366
4.500%, 5/1/49	237,709	236,606
5.000%, 5/1/49	29,020	29,380
3.500%, 6/1/49	711,675	662,669
4.000%, 9/1/49	65,559	62,795
4.500%, 9/1/49	7,852	7,752
4.000%, 3/1/50	27,128	25,891
4.000%, 5/1/50	26,247	25,116
4.000%, 6/1/50	59,640	56,883
2.500%, 7/1/50	783,764	675,602
2.000%, 8/1/50	3,040,001	2,476,210
2.500%, 8/1/50	456,468	393,384
3.000%, 8/1/50	159,982	143,100
2.000%, 9/1/50	125,015	101,826
4.000%, 9/1/50	83,596	80,072
1.500%, 10/1/50	175,645	135,390
2.000%, 10/1/50	169,468	138,034
2.500%, 10/1/50	1,162,263	1,000,911
1.500%, 11/1/50	153,027	117,956
2.000%, 11/1/50	22,824	18,576
2.500%, 11/1/50	142,416	122,823
2.000%, 12/1/50	139,656	114,806
2.000%, 1/1/51	162,783	132,792
3.500%, 1/1/51	670,369	620,018
4.000%, 1/1/51	203,129	194,442
2.000%, 2/1/51	214,022	174,123
1.500%, 3/1/51	206,850	159,185
2.000%, 3/1/51	109,244	89,805
4.000%, 3/1/51	94,611	90,533
2.000%, 4/1/51	178,047	146,419
3.000%, 6/1/51	1,714,628	1,522,977
2.000%, 8/1/51	1,170,499	951,084
2.500%, 9/1/51	1,992,457	1,712,927
3.500%, 9/1/51	1,353,639	1,246,891
2.000%, 11/1/51	687,319	561,724
2.500%, 11/1/51	533,783	454,313
3.000%, 11/1/51	196,539	174,832
2.000%, 12/1/51	322,968	264,480
3.000%, 12/1/51	84,069	75,074
3.500%, 12/1/51	3,310,467	3,070,095
2.000%, 1/1/52	142,561	117,543
2.500%, 1/1/52	1,081,393	929,607
2.000%, 2/1/52	694,892	566,890
2.500%, 2/1/52	219,360	188,780
2.000%, 3/1/52	511,361	419,097
3.000%, 3/1/52	180,135	160,690
2.000%, 4/1/52	978,475	804,931
3.000%, 4/1/52	43,148	38,557
4.000%, 4/1/52	35,516	33,908
3.000%, 5/1/52	68,798	61,243
4.000%, 6/1/52	75,876	72,345
4.500%, 7/1/52	12,199	11,902
5.000%, 7/1/52	103,285	103,980
4.500%, 8/1/52	3,279,355	3,199,578
4.000%, 10/1/52	76,923	73,511
4.000%, 12/1/52	188,135	177,851
5.000%, 1/1/53	162,845	162,954
5.500%, 1/1/53	118,094	120,235
6.000%, 1/1/53	92,429	94,886
5.000%, 3/1/53	141,263	140,917
5.000%, 4/1/53	898,853	896,409
6.000%, 4/1/53	50,324	51,917
4.500%, 5/1/53	423,599	413,823
5.000%, 5/1/53	2,979,680	2,964,462
5.500%, 5/1/53	380,779	387,392
6.000%, 5/1/53	168,946	173,935
6.500%, 5/1/53	28,675	29,795
5.500%, 6/1/53	86,368	88,055
5.000%, 7/1/53	515,777	516,685
6.000%, 7/1/53	142,155	146,656
5.500%, 8/1/53	264,765	268,364
6.000%, 8/1/53	284,250	291,296
6.500%, 8/1/53	163,568	170,466
6.500%, 9/1/53	32,151	33,537
6.500%, 10/1/53	90,645	94,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 2/1/54	$193,271	$201,163
5.500%, 3/1/54	1,926,026	1,964,315
6.500%, 4/1/54	22,396	23,263
6.500%, 6/1/54	209,812	217,183
6.500%, 7/1/54	19,446	20,193
5.500%, 8/1/54	3,279,333	3,356,263
6.500%, 8/1/54	139,947	145,281
6.000%, 8/1/55	92,746	95,131
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 10/25/40 TBA	61,000	59,999
4.500%, 10/25/40 TBA	361,000	360,634
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 10/25/55 TBA	13,700,000	12,036,735
3.500%, 10/25/55 TBA	8,371,000	7,651,617
4.000%, 10/25/55 TBA	165,000	155,551
4.500%, 10/25/55 TBA	16,700,000	16,204,219
5.000%, 10/25/55 TBA	2,752,000	2,730,070
5.500%, 10/25/55 TBA	5,582,534	5,630,073
6.000%, 10/25/55 TBA	4,625,455	4,725,191
6.500%, 10/25/55 TBA	668,000	690,336
3.500%, 11/25/55 TBA	12,100,000	11,057,793
4.000%, 11/25/55 TBA	16,600,000	15,646,149
5.500%, 11/25/55 TBA	18,400,000	18,543,750
6.000%, 11/25/55 TBA	5,570,000	5,689,016
GNMA
4.625%, 7/20/27(l)	71	71
5.500%, 4/15/33	272	278
5.000%, 12/15/38	2,103	2,137
4.000%, 4/20/39	823	804
5.000%, 7/15/39	6,270	6,366
4.000%, 7/20/39	2,027	1,979
5.000%, 10/20/39	2,134	2,171
4.500%, 12/20/39	847	845
4.500%, 1/20/40	1,024	1,023
4.500%, 2/20/40	846	845
4.500%, 5/20/40	70	70
4.000%, 10/20/40	10,808	10,532
4.000%, 11/20/40	33,279	32,421
5.000%, 12/15/40	8,032	8,167
4.000%, 12/20/40	13,331	12,989
4.000%, 1/20/41	11,486	11,190
4.000%, 3/15/41	8,974	8,710
4.500%, 7/20/41	4,953	4,944
3.500%, 1/15/42	6,763	6,387
4.500%, 2/15/42	63,979	63,826
5.000%, 7/20/42	5,851	5,949
3.500%, 4/15/43	9,805	9,237
3.500%, 4/20/43	23,590	22,305
3.500%, 2/20/44	74,415	70,171
5.000%, 7/20/44	825	839
4.000%, 10/20/44	362	350
3.500%, 1/20/45	158,346	144,689
3.000%, 2/15/45	17,709	16,228
3.500%, 5/20/45	14,901	13,995
3.000%, 7/15/45	81,634	73,868
4.000%, 8/20/45	199,067	192,239
3.500%, 4/20/46	294,561	275,139
3.500%, 5/20/46	13,924	13,006
3.500%, 6/20/46	172,664	161,279
3.500%, 7/20/46	60,015	56,058
3.500%, 9/20/46	205,958	192,120
3.500%, 10/20/46	31,664	29,339
4.000%, 5/20/47	2,970	2,859
4.000%, 6/20/47	28,190	27,139
4.000%, 11/20/47	32,436	31,187
4.000%, 12/20/47	15,912	15,299
4.500%, 9/20/48	13,229	13,033
5.000%, 1/20/49	2,902	2,937
5.000%, 2/20/49	128,268	129,814
4.500%, 3/20/49	56,109	55,437
5.000%, 6/20/49	107,357	108,718
5.000%, 7/20/49	32,840	33,277
3.500%, 11/15/49	5,966	5,487
5.000%, 12/20/49	29,547	30,014
3.500%, 2/15/50	82,797	76,108
4.500%, 4/20/50	20,370	20,107
4.000%, 5/20/50	10,373	9,908
2.000%, 8/20/50	443,847	368,216
2.000%, 11/20/50	75,474	62,496
2.000%, 1/20/51	946,342	783,609
2.000%, 2/20/51	76,897	63,674
2.500%, 3/20/51	1,582,340	1,357,294
2.500%, 4/20/51	1,940,789	1,665,859
3.000%, 6/20/51	473,669	423,546
2.500%, 8/20/51	1,473,080	1,264,955
3.000%, 8/20/51	571,118	510,862
2.500%, 10/20/51	222,099	191,414
2.500%, 12/20/51	153,124	131,968
3.000%, 12/20/51	153,769	137,606
2.500%, 5/20/52	354,335	305,463
3.500%, 5/20/52	316,134	290,473
2.500%, 6/20/52	274,584	236,711
2.500%, 7/20/52	175,759	151,517
2.500%, 12/20/52	30,956	26,766
4.000%, 12/20/52	254,281	241,406
2.500%, 1/20/53	98,612	85,157
3.500%, 10/20/54	968,660	884,054
3.500%, 5/20/55	343,646	313,577
2.000%, 10/15/55 TBA	477,000	394,606
2.500%, 10/15/55 TBA	311,000	267,776
3.000%, 10/15/55 TBA	264,000	235,868
4.000%, 10/15/55 TBA	184,000	173,089
4.500%, 10/15/55 TBA	759,000	736,289
5.000%, 10/15/55 TBA	1,148,000	1,142,260
5.500%, 10/15/55 TBA	1,431,000	1,441,844
6.000%, 10/15/55 TBA	2,644,000	2,689,444
6.500%, 11/15/55 TBA	406,000	417,022

Total Mortgage-Backed Securities		217,260,381

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	70,623
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	62,241
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	62,317
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	42,000	46,028
Los Angeles Community College District
6.600%, 8/1/42	25,000	27,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	$500,000	$516,514
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	35,000	38,835
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	90,574
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	38,426
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,687
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	539,929
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	68,932
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	101,982
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	158,615
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	235,588	239,660
State of Texas
5.517%, 4/1/39	80,000	83,129
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	305,606
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	48,362

Total Municipal Bonds		2,544,773

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30	100,000	100,895
Asian Development Bank
2.625%, 1/12/27	50,000	49,295
1.500%, 1/20/27	350,000	340,029
1.875%, 1/24/30	200,000	185,112
3.875%, 9/28/32	160,000	158,848
4.000%, 1/12/33	85,000	84,868
3.875%, 6/14/33	100,000	98,756
Asian Infrastructure Investment Bank (The)
3.625%, 9/15/28	70,000	69,947
4.500%, 1/16/30	100,000	102,924
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	62,085
Council of Europe Development Bank
3.625%, 1/26/28	25,000	24,952
European Investment Bank
0.750%, 10/26/26	139,000	134,583
4.375%, 3/19/27	100,000	100,925
4.500%, 10/16/28	125,000	127,955
4.000%, 2/15/29	70,000	70,635
1.750%, 3/15/29	53,000	49,676
4.750%, 6/15/29	167,000	172,953
1.625%, 10/9/29	55,000	50,654
4.500%, 3/14/30	100,000	103,048
0.750%, 9/23/30(x)	100,000	86,409
3.875%, 10/15/30	65,000	65,252
4.125%, 2/13/34	71,000	71,192
4.625%, 2/12/35	55,000	56,938
Inter-American Development Bank
4.125%, 2/15/29	200,000	202,538
2.250%, 6/18/29	50,000	47,404
3.625%, 9/17/31	200,000	196,951
4.375%, 7/17/34	100,000	101,447
Inter-American Investment Corp.
4.125%, 2/15/28(x)	50,000	50,385
4.250%, 2/14/29	100,000	101,123
International Bank for Reconstruction & Development
1.875%, 10/27/26	150,000	146,793
3.125%, 6/15/27	200,000	198,174
0.750%, 11/24/27	95,000	89,284
4.625%, 8/1/28	80,000	82,011
1.125%, 9/13/28	200,000	185,672
4.125%, 3/20/30	100,000	101,488
4.000%, 7/25/30	180,000	181,721
0.750%, 8/26/30	170,000	147,073
1.625%, 11/3/31	238,000	208,498
4.375%, 8/27/35	100,000	101,354
International Finance Corp.
0.750%, 10/8/26	80,000	77,474
4.250%, 7/2/29	80,000	81,356
0.750%, 8/27/30	100,000	86,466
Nordic Investment Bank
4.375%, 3/14/28	200,000	203,129

Total Supranational		4,958,272

U.S. Government Agency Securities (1.3%)
FFCB
1.040%, 1/25/29	250,000	228,856
1.380%, 1/14/31	250,000	219,342
FHLB
4.000%, 10/9/26	250,000	250,901
4.625%, 11/17/26(x)	250,000	252,550
4.000%, 3/10/27	250,000	251,136
4.750%, 4/9/27	180,000	182,961
3.875%, 6/4/27	200,000	200,716
3.500%, 9/9/27(x)	175,000	174,376
4.000%, 6/30/28	100,000	100,945
3.250%, 11/16/28	250,000	247,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
0.650%, 10/22/25	$2,600,000	$2,594,857
0.650%, 10/27/25	2,600,000	2,593,766
0.800%, 10/28/26	2,600,000	2,520,619
4.550%, 2/11/28	250,000	250,382
FNMA
0.750%, 10/8/27	250,000	236,058
0.875%, 8/5/30	500,000	436,614
Tennessee Valley Authority
3.875%, 3/15/28	38,000	38,275
3.875%, 8/1/30	65,000	64,947

Total U.S. Government Agency Securities		10,844,374

U.S. Treasury Obligations (27.3%)
U.S. Treasury Bonds
4.250%, 5/15/39	102,000	100,358
4.500%, 8/15/39	126,000	126,846
4.375%, 11/15/39	860,000	852,212
4.625%, 2/15/40	505,000	513,367
1.125%, 5/15/40	581,000	369,901
1.125%, 8/15/40	581,000	366,006
3.875%, 8/15/40	405,000	377,308
1.375%, 11/15/40(z)	3,935,000	2,565,208
4.250%, 11/15/40	405,000	393,242
4.375%, 5/15/41(z)	3,200,000	3,140,986
3.000%, 5/15/42	387,000	313,622
3.250%, 5/15/42	800,000	671,484
3.125%, 2/15/43	601,000	490,097
2.875%, 5/15/43	1,900,000	1,486,827
3.625%, 8/15/43	2,143,900	1,868,525
4.375%, 8/15/43	1,100,000	1,060,808
3.750%, 11/15/43	1,843,900	1,631,395
4.750%, 11/15/43	169,000	170,664
3.625%, 2/15/44	1,300,000	1,127,193
3.375%, 5/15/44	1,200,000	1,000,241
3.125%, 8/15/44	1,029,500	823,578
4.125%, 8/15/44	108,200	100,352
3.000%, 11/15/44	1,000,000	781,599
2.500%, 2/15/45	1,541,000	1,102,270
2.875%, 8/15/45	1,800,000	1,365,766
4.875%, 8/15/45	2,825,000	2,885,473
3.000%, 5/15/47	285,900	217,361
2.750%, 11/15/47#	1,798,200	1,297,980
3.000%, 2/15/48	900,000	678,887
3.000%, 2/15/49#	2,291,500	1,713,761
2.875%, 5/15/49	200,000	145,758
2.250%, 8/15/49	1,675,000	1,067,629
2.375%, 11/15/49	200,000	130,690
2.000%, 2/15/50	800,000	477,756
1.375%, 8/15/50	300,000	150,609
1.625%, 11/15/50	8,772,300	4,701,401
1.875%, 2/15/51	1,817,000	1,036,790
2.375%, 5/15/51	278,700	179,191
2.000%, 8/15/51	1,125,000	658,477
1.875%, 11/15/51	502,000	283,684
2.250%, 2/15/52	7,000	4,336
2.875%, 5/15/52	116,000	82,691
3.000%, 8/15/52	501,400	366,340
3.625%, 5/15/53	3,000	2,475
4.250%, 8/15/54	5,000,000	4,611,990
4.500%, 11/15/54	24,000	23,092
4.625%, 2/15/55	307,000	301,520
4.750%, 5/15/55	406,000	406,919
4.750%, 8/15/55(z)	1,458,000	1,461,873
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	411,558	305,924
1.000%, 2/15/46 TIPS	136,339	104,809
0.875%, 2/15/47 TIPS	133,827	98,551
1.000%, 2/15/49 TIPS	128,379	94,441
0.250%, 2/15/50 TIPS	376,959	222,072
0.125%, 2/15/51 TIPS	620,405	342,867
0.125%, 2/15/52 TIPS	116,048	62,701
1.500%, 2/15/53 TIPS	217,354	173,520
2.125%, 2/15/54 TIPS	263,150	242,427
2.375%, 2/15/55 TIPS	102,376	99,805
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/27 TIPS	607,485	603,283
1.625%, 10/15/27 TIPS	785,189	797,686
0.500%, 1/15/28 TIPS	602,444	595,363
1.250%, 4/15/28 TIPS	7,646,771	7,674,377
2.125%, 4/15/29 TIPS	2,834,347	2,925,170
1.625%, 10/15/29 TIPS	1,075,950	1,097,361
1.625%, 4/15/30 TIPS	6,086,890	6,180,449
U.S. Treasury Notes
4.625%, 3/15/26	1,457,000	1,461,668
4.500%, 7/15/26	454,000	456,492
0.625%, 7/31/26	743,200	724,221
4.625%, 10/15/26(x)	513,000	517,760
4.125%, 10/31/26	1,000,000	1,004,427
2.000%, 11/15/26	3,118,000	3,059,265
4.250%, 11/30/26	750,000	754,593
4.250%, 12/31/26	500,000	503,305
4.000%, 1/15/27	743,200	746,074
1.500%, 1/31/27	71,000	69,000
4.125%, 1/31/27	1,000,000	1,005,594
2.250%, 2/15/27	3,625,000	3,556,214
4.125%, 2/15/27	27,000	27,158
4.125%, 2/28/27	1,000,000	1,006,138
4.250%, 3/15/27	743,200	749,259
0.625%, 3/31/27	1,000,000	956,173
3.875%, 3/31/27	1,000,000	1,003,128
3.750%, 4/30/27	1,031,000	1,032,672
2.375%, 5/15/27	950,000	931,014
3.875%, 5/31/27	1,091,000	1,094,941
4.625%, 6/15/27	850,000	863,607
0.500%, 6/30/27	750,000	710,532
3.250%, 6/30/27	580,000	576,257
3.750%, 6/30/27	1,500,000	1,502,955
3.875%, 7/31/27	816,000	819,473
2.250%, 8/15/27	656,500	640,318
3.750%, 8/15/27	500,000	501,149
0.500%, 8/31/27	1,000,000	942,694
3.625%, 8/31/27	1,000,000	1,000,119
3.375%, 9/15/27	750,000	746,742
0.375%, 9/30/27	281,500	264,107
3.500%, 9/30/27	1,000,000	998,047
3.875%, 10/15/27	850,000	854,441
4.125%, 10/31/27	406,000	410,154
2.250%, 11/15/27	4,710,000	4,579,771
4.125%, 11/15/27	1,000,000	1,010,476
0.625%, 11/30/27	875,000	821,211
3.875%, 11/30/27	907,000	911,962
4.000%, 12/15/27	761,000	767,440
0.625%, 12/31/27	800,000	748,938
3.875%, 12/31/27	850,000	854,815
4.250%, 1/15/28	2,259,000	2,290,289
3.500%, 1/31/28	1,100,000	1,097,288
2.750%, 2/15/28	3,110,000	3,048,738
4.250%, 2/15/28	750,000	760,783
4.000%, 2/29/28	2,117,000	2,136,092
3.875%, 3/15/28	1,145,000	1,152,514
1.250%, 3/31/28	767,000	724,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
3.625%, 3/31/28		$750,000	$750,358
3.750%, 4/15/28		1,417,000	1,421,675
3.500%, 4/30/28		500,000	498,671
2.875%, 5/15/28		1,010,000	991,226
3.750%, 5/15/28		1,000,000	1,003,453
1.250%, 5/31/28		1,113,000	1,046,482
3.625%, 5/31/28		650,000	650,211
3.875%, 6/15/28		627,000	631,246
1.250%, 6/30/28		500,000	469,258
4.000%, 6/30/28		2,000,000	2,019,999
3.875%, 7/15/28		600,000	604,031
4.125%, 7/31/28		1,000,000	1,013,433
2.875%, 8/15/28		3,020,000	2,958,305
3.625%, 8/15/28		500,000	500,135
1.125%, 8/31/28		356,000	331,546
4.375%, 8/31/28		2,261,000	2,307,580
3.375%, 9/15/28		250,000	248,340
1.250%, 9/30/28		1,089,700	1,016,556
4.625%, 9/30/28		250,000	257,084
3.125%, 11/15/28		3,590,000	3,536,007
4.375%, 11/30/28		500,000	510,937
3.750%, 12/31/28		2,089,000	2,096,191
4.000%, 1/31/29		1,000,000	1,010,937
2.625%, 2/15/29		1,850,000	1,790,618
4.250%, 2/28/29		1,016,000	1,035,601
2.375%, 3/31/29		267,000	255,883
4.125%, 3/31/29		257,000	260,953
2.875%, 4/30/29		534,000	519,982
4.625%, 4/30/29		850,000	877,163
2.375%, 5/15/29		3,300,000	3,157,031
4.500%, 5/31/29		718,000	738,263
3.250%, 6/30/29		904,400	891,087
3.500%, 9/30/29		500,000	496,634
4.000%, 10/31/29		500,000	505,779
4.125%, 10/31/29		750,000	762,116
1.750%, 11/15/29		530,000	491,698
3.875%, 11/30/29		500,000	503,351
4.125%, 11/30/29		750,000	762,276
3.875%, 12/31/29		600,000	604,078
3.500%, 1/31/30		615,000	610,002
1.500%, 2/15/30		1,851,000	1,688,313
4.000%, 2/28/30		1,091,000	1,103,997
3.625%, 3/31/30		500,000	498,082
4.000%, 3/31/30		250,000	252,924
3.500%, 4/30/30		750,000	743,144
3.875%, 4/30/30		250,000	251,652
0.625%, 5/15/30		1,575,000	1,369,482
3.750%, 5/31/30		1,581,000	1,582,477
4.000%, 5/31/30		1,000,000	1,011,974
3.750%, 6/30/30		400,000	400,310
3.875%, 6/30/30		944,000	949,986
3.875%, 7/31/30		700,000	704,434
4.000%, 7/31/30		601,000	607,943
0.625%, 8/15/30		1,500,000	1,293,442
3.625%, 8/31/30		500,000	497,587
3.625%, 9/30/30		250,000	248,789
4.625%, 9/30/30		250,000	259,924
4.875%, 10/31/30		1,553,800	1,633,799
0.875%, 11/15/30		1,900,000	1,647,980
4.375%, 11/30/30		517,000	531,784
3.750%, 12/31/30		1,250,000	1,249,025
4.000%, 1/31/31		750,000	758,144
1.125%, 2/15/31		2,400,000	2,097,656
4.250%, 2/28/31		500,000	511,410
4.125%, 3/31/31		750,000	762,301
4.625%, 4/30/31		250,000	260,294
1.625%, 5/15/31		1,500,000	1,335,971
4.625%, 5/31/31		500,000	520,626
4.250%, 6/30/31		1,169,200	1,195,053
4.125%, 7/31/31		750,000	761,650
1.250%, 8/15/31		2,000,000	1,730,295
3.750%, 8/31/31		300,000	298,719
3.625%, 9/30/31		892,000	881,719
4.125%, 10/31/31		3,000	3,044
1.375%, 11/15/31		1,500,000	1,298,410
4.125%, 11/30/31		602,000	610,665
4.500%, 12/31/31		508,900	526,600
1.875%, 2/15/32		1,700,000	1,508,307
4.125%, 2/29/32		51,000	51,696
4.125%, 3/31/32		263,000	266,535
4.000%, 4/30/32		50,000	50,304
2.875%, 5/15/32		1,660,900	1,561,418
4.125%, 5/31/32		637,000	645,220
4.000%, 6/30/32		592,000	595,191
4.000%, 7/31/32		804,000	808,027
2.750%, 8/15/32		2,879,000	2,676,790
3.875%, 8/31/32		550,000	548,503
3.875%, 9/30/32		500,000	498,438
4.125%, 11/15/32		846,000	855,849
3.500%, 2/15/33		750,000	728,203
3.375%, 5/15/33		1,500,000	1,440,957
3.875%, 8/15/33		1,300,000	1,289,547
4.500%, 11/15/33		1,500,000	1,550,740
4.000%, 2/15/34		2,383,000	2,376,614
4.375%, 5/15/34		1,757,000	1,797,648
3.875%, 8/15/34		1,450,000	1,427,948
4.250%, 11/15/34		1,981,000	2,003,484
4.625%, 2/15/35		2,355,000	2,447,498
4.250%, 5/15/35		2,000,000	2,018,398
4.250%, 8/15/35(x)		2,598,700	2,619,814

Total U.S. Treasury Obligations			221,684,327

Total Long-Term Debt Securities (110.9%) (Cost $956,776,753)			899,867,827

SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)†
Glencore Funding LLC
4.34%, 10/16/25(n)(p)§		250,000	249,519

Foreign Government Treasury Bills (0.4%)
Federative Republic of Brazil
0.00%, 4/1/26(p)	BRL	18,600,000	3,263,837

	Number of Shares		Value (Note 1)
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.03% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)		500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)		1,989,114	1,989,114
JPMorgan Prime Money Market Fund, IM Shares 4.28% (7 day yield)		5,476,949	5,479,140

Total Investment Companies			8,768,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
3.75%, 10/14/25(p)(v)	$264,000	$263,616
3.92%, 11/12/25(p)	112,000	111,478

Total U.S. Treasury Obligations		375,094

Total Short-Term Investments (1.6%) (Cost $12,630,949)		12,656,704

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 30 Year Bond 10/24/2025 at USD 111.00, American Style Notional Amount: USD 4,600,000 Exchange Traded*	46	3,594

Total Options Purchased (0.0%)† (Cost $42,368)		3,594

Total Investments Before Securities Sold Short (112.5%) (Cost $969,450,070)		912,528,125

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 10/25/40 TBA	(271,000)	(242,587)
2.000%, 10/25/40 TBA	(431,000)	(396,419)
2.500%, 10/25/40 TBA	(17,000)	(15,987)
3.000%, 10/25/40 TBA	(51,000)	(48,868)
3.500%, 10/25/40 TBA	(52,000)	(50,379)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/55 TBA	(521,000)	(420,016)
2.500%, 10/25/55 TBA	(101,500)	(85,530)
3.000%, 10/25/55 TBA	(218,000)	(191,533)
4.500%, 10/25/55 TBA	(774,000)	(751,022)
GNMA
3.500%, 10/15/55 TBA	(29,000)	(26,458)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,234,353)		(2,228,799)

Total Investments after Securities Sold Short (112.2%) (Cost $967,215,717)		910,299,326
Other Assets Less Liabilities (-12.2%)		(99,247,510)

Net Assets (100%)		$811,051,816

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, the market value of these securities amounted to $156,382,534 or 19.3% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $326,997.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025,the market value or fair value, as applicable, of these securities amounted to $9,158,296 or 1.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(v)

All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $263,616. (x) All or a portion of security is on loan at September 30, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $5,603,948. This was collateralized by $2,439,189 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 10/15/25 – 2/15/55 and by cash of $3,289,114 which was subsequently invested in investment companies.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Futures contracts outstanding as of September 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	45	12/2025	AUD	3,375,215	(12,306)
Canada 10 Year Bond	18	12/2025	CAD	1,583,876	23,055
Euro-Bund	3	12/2025	EUR	452,843	877
Euro-OAT	13	12/2025	EUR	1,852,123	18,105
Long Gilt	15	12/2025	GBP	1,832,561	8,888
U.S. Treasury 2 Year Note	38	12/2025	USD	7,919,141	7,673
U.S. Treasury 5 Year Note	28	12/2025	USD	3,057,469	1,107
U.S. Treasury 10 Year Note	124	12/2025	USD	13,950,000	61,931
U.S. Treasury Long Bond	20	12/2025	USD	2,331,875	38,459
U.S. Treasury Ultra Bond	45	12/2025	USD	5,402,813	99,885

					247,674

Short Contracts
Euro-Bobl	(3)	12/2025	EUR	(414,944)	(555)
Euro-BTP	(11)	12/2025	EUR	(1,547,680)	(10,814)
U.S. Treasury 2 Year Note	(24)	12/2025	USD	(5,001,563)	(958)
U.S. Treasury 10 Year Note	(7)	12/2025	USD	(787,500)	674
U.S. Treasury 10 Year Ultra
Note	(144)	12/2025	USD	(16,571,250)	(147,028)
U.S. Treasury Long Bond	(29)	12/2025	USD	(3,381,219)	(75,259)
U.S. Treasury Ultra Bond	(11)	12/2025	USD	(1,320,688)	(39,461)

					(273,401)

					(25,727)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	16,116,383	USD	2,931,008	Goldman Sachs Bank USA**	10/2/2025	97,106
JPY	54,511,082	USD	363,941	Bank of America	10/2/2025	4,664
USD	224,739	CAD	310,574	JPMorgan Chase Bank	10/2/2025	1,577
USD	683,746	JPY	100,319,691	Bank of America	10/2/2025	5,383
USD	486,720	JPY	71,324,962	HSBC Bank plc	10/2/2025	4,420
USD	295,784	TWD	8,813,190	Barclays Bank plc**	10/20/2025	6,188
USD	223,146	CAD	309,872	HSBC Bank plc	11/4/2025	108
USD	3,812	JPY	561,458	Barclays Bank plc	11/4/2025	1
BRL	3,680,052	USD	679,490	Goldman Sachs Bank USA**	12/2/2025	1,937
EUR	74,000	USD	87,053	Deutsche Bank AG	12/17/2025	216
MXN	1,902,000	USD	98,246	Goldman Sachs Bank USA	12/17/2025	4,758
MXN	13,451,076	USD	722,089	JPMorgan Chase Bank	12/17/2025	6,363
USD	350,010	COP	1,385,482,000	HSBC Bank plc**	12/17/2025	286
USD	579,277	EUR	490,000	Deutsche Bank AG	12/17/2025	1,420
USD	50,382	GBP	37,000	Barclays Bank plc	12/17/2025	616
USD	42,956	JPY	6,271,000	HSBC Bank plc	12/17/2025	212
USD	176,375	MYR	739,718	Barclays Bank plc**	12/17/2025	129
USD	1,133,766	BRL	6,300,000	Goldman Sachs Bank USA**	4/2/2026	1,043

Total unrealized appreciation						136,427

BRL	5,900,000	USD	1,109,231	Goldman Sachs Bank USA**	10/2/2025	(677)
EUR	301,000	USD	355,775	Barclays Bank plc	10/2/2025	(2,386)
EUR	604,000	USD	711,153	HSBC Bank plc	10/2/2025	(2,026)
EUR	230,000	USD	270,832	JPMorgan Chase Bank	10/2/2025	(800)
USD	433,201	AUD	663,266	Barclays Bank plc	10/2/2025	(5,682)
USD	3,690,772	BRL	22,018,237	Goldman Sachs Bank USA**	10/2/2025	(446,245)
USD	125,104	DKK	798,056	JPMorgan Chase Bank	10/2/2025	(415)
USD	8,197,925	EUR	7,009,557	JPMorgan Chase Bank	10/2/2025	(31,646)
USD	3,587,752	GBP	2,668,325	Barclays Bank plc	10/2/2025	(878)
USD	31,941	PEN	111,870	JPMorgan Chase Bank**	10/17/2025	(266)
USD	31,120	PEN	108,562	Bank of America**	10/20/2025	(132)
BRL	299,835	USD	55,926	Goldman Sachs Bank USA**	11/4/2025	(65)
USD	438,452	AUD	663,266	Barclays Bank plc	11/4/2025	(648)
USD	125,356	DKK	796,272	JPMorgan Chase Bank	11/4/2025	(189)
USD	6,900,625	EUR	5,874,557	Barclays Bank plc	11/4/2025	(10,924)
USD	3,588,985	GBP	2,668,325	JPMorgan Chase Bank	11/4/2025	(272)
USD	363,941	JPY	54,322,343	Bank of America	11/4/2025	(4,763)
USD	785,189	JPY	116,116,048	HSBC Bank plc	11/4/2025	(2,931)
USD	6,569	AUD	10,000	BNP Paribas	12/17/2025	(54)
USD	556,532	EUR	473,269	Deutsche Bank AG	12/17/2025	(1,594)
USD	120,160	EUR	102,000	Standard Chartered Bank	12/17/2025	(129)
USD	932,203	PEN	3,306,338	Bank of America**	12/17/2025	(18,155)
USD	256,000	PEN	892,749	Deutsche Bank AG**	12/17/2025	(608)
BRL	806,880	USD	148,242	Goldman Sachs Bank USA**	1/5/2026	(60)
USD	2,164,332	BRL	12,300,000	Goldman Sachs Bank USA**	4/2/2026	(47,175)

Total unrealized depreciation						(578,720)

Net unrealized depreciation						(442,293)

**	Non-deliverable forward.

Written Put Options Contracts as of September 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 30 Year Bond	Exchange Traded	46	USD	(4,600,000)	USD	106.00	10/24/2025	(719)

Total Written Options Contracts (Premiums Received ($9,038))								(719)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$80,705,767	$—	$80,705,767
Collateralized Mortgage Obligations	—	79,142,169	—	79,142,169
Commercial Mortgage-Backed Securities	—	51,178,842	—	51,178,842
Corporate Bonds
Communication Services	—	11,152,641	—	11,152,641
Consumer Discretionary	—	8,441,222	—	8,441,222
Consumer Staples	—	7,561,417	—	7,561,417
Energy	—	25,859,395	—	25,859,395
Financials	—	82,454,767	—	82,454,767
Health Care	—	12,506,279	—	12,506,279
Industrials	—	10,865,427	—	10,865,427
Information Technology	—	14,222,693	—	14,222,693
Materials	—	4,053,643	—	4,053,643
Real Estate	—	5,947,110	—	5,947,110
Utilities	—	32,226,413	—	32,226,413
Foreign Government Securities	—	16,257,915	—	16,257,915
Forward Currency Contracts	—	136,427	—	136,427
Futures	260,654	—	—	260,654
Mortgage-Backed Securities	—	217,260,381	—	217,260,381
Municipal Bonds	—	2,544,773	—	2,544,773
Options Purchased
Put Options Purchased	3,594	—	—	3,594
Short-Term Investments
Commercial Paper	—	249,519	—	249,519
Foreign Government Treasury Bills	—	3,263,837	—	3,263,837
Investment Companies	8,768,254	—	—	8,768,254
U.S. Treasury Obligations	—	375,094	—	375,094
Supranational	—	4,958,272	—	4,958,272
U.S. Government Agency Securities	—	10,844,374	—	10,844,374
U.S. Treasury Obligations	—	221,684,327	—	221,684,327

Total Assets	$9,032,502	$903,892,704	$—	$912,925,206

Liabilities:
Forward Currency Contracts	$—	$(578,720)	$—	$(578,720)
Futures	(286,381)	—	—	(286,381)
Mortgage-Backed Securities	—	(2,228,799)	—	(2,228,799)
Options Written
Put Options Written	(719)	—	—	(719)

Total Liabilities	$(287,100)	$(2,807,519)	$—	$(3,094,619)

Total	$8,745,402	$901,085,185	$—	$909,830,587

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,794,725
Aggregate gross unrealized depreciation	(79,414,776)

Net unrealized depreciation	$(69,620,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$979,450,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Entertainment (1.2%)
Electronic Arts, Inc.	38,370	$7,739,229
Live Nation Entertainment, Inc.*	34,556	5,646,450
NetEase, Inc.	97,500	2,966,866
Playtika Holding Corp.	1,697	6,601
ROBLOX Corp., Class A*	18,201	2,521,203
Take-Two Interactive Software, Inc.*	4,893	1,264,155
Ubisoft Entertainment SA*	81,185	927,799
Universal Music Group NV	54,346	1,567,049
Warner Music Group Corp., Class A	46,922	1,598,163

		24,237,515

Interactive Media & Services (8.8%)
Alphabet, Inc., Class A	417,562	101,509,322
Alphabet, Inc., Class C	64,076	15,605,710
Autohome, Inc., Class A	302,548	2,179,122
Autohome, Inc. (ADR)	55,628	1,588,179
Baidu, Inc., Class A*	65,600	1,122,845
Cargurus, Inc., Class A*	2,400	89,352
IAC, Inc.*	1,910	65,074
LY Corp.	616,100	1,983,468
Match Group, Inc.	6,790	239,823
Meta Platforms, Inc., Class A	77,430	56,863,043
Pinterest, Inc., Class A*	16,909	543,962
Reddit, Inc., Class A*	3,494	803,585
Rumble, Inc.(x)*	3,158	22,864
Snap, Inc., Class A*	31,193	240,498
TripAdvisor, Inc.*	40,230	654,140
Trump Media & Technology Group
Corp.(x)*	4,535	74,465
Trustpilot Group plc(m)*	221,404	674,143
Yelp, Inc., Class A*	1,691	52,759
Ziff Davis, Inc.*	1,157	44,082
ZoomInfo Technologies, Inc., Class A*	7,912	86,320

		184,442,756

Media (0.0%)†
WPP plc	174,153	861,455

Wireless Telecommunication Services (0.1%)
SK Telecom Co. Ltd.	59,106	2,287,485

Total Communication Services		211,829,211

Consumer Discretionary (2.8%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A*	28,612	404,001

Broadline Retail (2.1%)
Alibaba Group Holding Ltd.	334,684	7,612,368
Amazon.com, Inc.*	121,177	26,606,834
MercadoLibre, Inc.*	2,035	4,755,673
PDD Holdings, Inc. (ADR)*	19,512	2,578,901
Vipshop Holdings Ltd. (ADR)	144,105	2,830,222

		44,383,998

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	24,601	2,987,053
Amadeus IT Group SA	53,228	4,218,232
HBX Group International plc*	121,986	1,029,735
Trainline plc(m)*	327,084	1,228,188
Trip.com Group Ltd.	29,624	2,268,828

		11,732,036

Household Durables (0.1%)
SharkNinja, Inc.*	26,577	2,741,418

Total Consumer Discretionary		59,261,453

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	383,122

Total Consumer Staples		383,122

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	110,275	5,372,598
TGS ASA	153,178	1,134,305

Total Energy		6,506,903

Financials (1.6%)
Financial Services (1.6%)
Adyen NV(m)*	4,617	7,399,104
Block, Inc., Class A*	74,333	5,372,046
Fidelity National Information
Services, Inc.	55,088	3,632,503
Fiserv, Inc.*	20,616	2,658,021
Visa, Inc., Class A	21,353	7,289,487
WEX, Inc.*	30,719	4,839,164
Wise plc, Class A*	46,633	649,118
Worldline SA(m)(x)*	353,045	1,139,854

Total Financials		32,979,297

Industrials (0.7%)
Electrical Equipment (0.2%)
Acuity, Inc.	7,351	2,531,611
Ushio, Inc.(x)	80,800	1,272,770

		3,804,381

Ground Transportation (0.0%)†
Full Truck Alliance Co. Ltd. (ADR)	69,137	896,707

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	18,630	2,451,159

Machinery (0.2%)
Nabtesco Corp.	27,800	629,558
Techtronic Industries Co. Ltd.	114,500	1,464,733
THK Co. Ltd.	34,400	951,853

		3,046,144

Professional Services (0.2%)
Concentrix Corp.(x)	25,306	1,167,872
Teleperformance SE(x)	44,113	3,280,433

		4,448,305

Total Industrials		14,646,696

Information Technology (51.9%)
Communications Equipment (2.4%)
ADTRAN Holdings, Inc.*	2,079	19,501
Applied Optoelectronics, Inc.(x)*	1,654	42,888
Arista Networks, Inc.*	118,965	17,334,390
Aviat Networks, Inc.*	326	7,475
BK Technologies Corp.*	106	8,955
Calix, Inc.*	1,677	102,918
Ciena Corp.*	3,989	581,078
Cisco Systems, Inc.	233,452	15,972,786
Clearfield, Inc.(x)*	324	11,139
CommScope Holding Co., Inc.*	6,251	96,765
Digi International, Inc.*	1,048	38,210
Extreme Networks, Inc.*	3,727	76,963
F5, Inc.*	1,621	523,891
Harmonic, Inc.*	3,210	32,678
Lumentum Holdings, Inc.*	1,970	320,539
Motorola Solutions, Inc.	4,701	2,149,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NETGEAR, Inc.*	819	$26,527
NetScout Systems, Inc.*	1,927	49,774
Ribbon Communications, Inc.*	2,599	9,876
Telefonaktiebolaget LM Ericsson, Class B(x)	1,499,721	12,399,971
Viasat, Inc.*	3,789	111,018
Viavi Solutions, Inc.*	6,300	79,947

		49,997,009

Electronic Equipment, Instruments & Components (2.0%)
Advanced Energy Industries, Inc.	1,063	180,859
Amphenol Corp., Class A	34,450	4,263,188
Arlo Technologies, Inc.*	2,945	49,918
Arrow Electronics, Inc.*	14,991	1,813,911
Avnet, Inc.	2,367	123,747
Badger Meter, Inc.	832	148,579
Belden, Inc.	1,118	134,462
Benchmark Electronics, Inc.	1,014	39,090
CDW Corp.	22,706	3,616,612
Celestica, Inc.*	3,246	799,749
Cognex Corp.	4,738	214,631
Coherent Corp.*	77,459	8,343,883
Corning, Inc.	21,996	1,804,332
Crane NXT Co.(x)	1,394	93,496
CTS Corp.	832	33,230
ePlus, Inc.	744	52,831
Fabrinet*	1,012	368,995
Flex Ltd.*	135,060	7,829,428
Insight Enterprises, Inc.*	888	100,708
IPG Photonics Corp.*	715	56,621
Itron, Inc.*	1,290	160,682
Jabil, Inc.	3,029	657,808
Keysight Technologies, Inc.*	4,857	849,586
Knowles Corp.*	2,424	56,503
Littelfuse, Inc.	700	181,307
Mirion Technologies, Inc., Class A*	6,431	149,585
Murata Manufacturing Co. Ltd.	138,400	2,634,920
Napco Security Technologies, Inc.	1,007	43,251
Novanta, Inc.*	1,016	101,752
OSI Systems, Inc.*	446	111,161
PAR Technology Corp.(x)*	1,146	45,359
PC Connection, Inc.	323	20,023
Plexus Corp.*	762	110,254
Rogers Corp.*	476	38,299
Sanmina Corp.*	1,504	173,125
TD SYNNEX Corp.	2,165	354,519
TE Connectivity plc	8,338	1,830,441
Teledyne Technologies, Inc.*	1,323	775,331
Trimble, Inc.*	43,997	3,592,355
TTM Technologies, Inc.*	2,916	167,962
Vishay Intertechnology, Inc.	3,485	53,320
Vontier Corp.	4,140	173,756
Zebra Technologies Corp., Class A*	1,435	426,425

		42,775,994

IT Services (3.5%)
Accenture plc, Class A	54,321	13,395,559
Akamai Technologies, Inc.*	29,262	2,216,889
Applied Digital Corp.*	6,568	150,670
ASGN, Inc.*	1,236	58,525
Capgemini SE	15,979	2,317,816
CGI, Inc.	5,610	500,019
Cloudflare, Inc., Class A*	8,829	1,894,615
Cognizant Technology Solutions Corp., Class A	58,229	3,905,419
DigitalOcean Holdings, Inc.*	1,927	65,826
DXC Technology Co.*	113,725	1,550,072
EPAM Systems, Inc.*	1,572	237,042
Fastly, Inc., Class A*	3,910	33,430
Gartner, Inc.*	2,137	561,753
GoDaddy, Inc., Class A*	3,907	534,595
Grid Dynamics Holdings, Inc.*	1,864	14,371
International Business Machines Corp.	26,284	7,416,293
Kyndryl Holdings, Inc.*	6,522	195,856
MongoDB, Inc.*	18,992	5,894,737
Okta, Inc.*	4,717	432,549
Shopify, Inc., Class A*	103,744	15,417,396
Snowflake, Inc., Class A*	37,778	8,520,828
Twilio, Inc., Class A*	42,142	4,217,993
VeriSign, Inc.	2,373	663,420
Wix.com Ltd.*	21,640	3,843,913

		74,039,586

Semiconductors & Semiconductor Equipment (20.6%)
Advanced Micro Devices, Inc.*	181,183	29,313,598
Allegro MicroSystems, Inc.*	3,499	102,171
Alphawave IP Group plc(x)*	392,062	983,385
Ambarella, Inc.*	1,137	93,825
Amkor Technology, Inc.	3,208	91,107
ams-OSRAM AG*	121,649	1,696,255
Analog Devices, Inc.	14,003	3,440,537
Applied Materials, Inc.	61,972	12,688,147
ASM International NV	7,325	4,392,837
ASML Holding NV	9,213	8,957,162
ASML Holding NV (Registered) (ADR)	9,488	9,185,238
ASMPT Ltd.	592,700	6,249,209
Axcelis Technologies, Inc.*	887	86,607
BE Semiconductor Industries NV	54,104	8,057,614
Broadcom, Inc.	170,130	56,127,588
Cirrus Logic, Inc.*	1,449	181,545
Cohu, Inc.*	1,318	26,795
Credo Technology Group Holding Ltd.*	4,262	620,590
Diodes, Inc.*	1,311	69,758
Enphase Energy, Inc.*	3,690	130,589
Entegris, Inc.	4,278	395,544
First Solar, Inc.*	23,141	5,103,285
FormFactor, Inc.*	2,176	79,250
Impinj, Inc.*	731	132,128
Intel Corp.*	344,021	11,541,905
KLA Corp.	3,724	4,016,706
Kulicke & Soffa Industries, Inc.	1,472	59,822
Lam Research Corp.	35,711	4,781,703
Lattice Semiconductor Corp.*	3,863	283,235
MACOM Technology Solutions Holdings, Inc.*	1,808	225,078
Marvell Technology, Inc.	165,396	13,904,842
MaxLinear, Inc., Class A*	2,310	37,145
Microchip Technology, Inc.	154,664	9,932,522
Micron Technology, Inc.	31,578	5,283,631
MKS, Inc.	39,020	4,829,505
Monolithic Power Systems, Inc.	6,246	5,750,318
NVIDIA Corp.	554,125	103,388,643
NXP Semiconductors NV	54,399	12,388,284
ON Semiconductor Corp.*	11,540	569,037
Onto Innovation, Inc.*	1,383	178,711
Photronics, Inc.*	1,698	38,969
Power Integrations, Inc.	1,583	63,653
Qorvo, Inc.*	49,809	4,536,604
QUALCOMM, Inc.	30,432	5,062,668
Rambus, Inc.*	3,036	316,351
Renesas Electronics Corp.	154,400	1,781,157
Rigetti Computing, Inc.(x)*	9,147	272,489
Semtech Corp.*	2,445	174,695
Silergy Corp.	486,000	4,114,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	926	$121,426
SiTime Corp.*	617	185,908
SK Hynix, Inc.	22,298	5,522,651
Skyworks Solutions, Inc.	54,405	4,188,097
SolarEdge Technologies, Inc.*	1,676	62,012
STMicroelectronics NV	114,028	3,192,909
SUMCO Corp.(x)	152,500	1,626,213
Synaptics, Inc.*	1,088	74,354
Taiwan Semiconductor Manufacturing Co. Ltd.	1,339,050	57,335,135
Teradyne, Inc.	4,489	617,866
Texas Instruments, Inc.	84,662	15,554,949
Ultra Clean Holdings, Inc.*	1,280	34,880
Ulvac, Inc.	58,500	2,551,080
Universal Display Corp.	1,248	179,250
Veeco Instruments, Inc.(x)*	1,698	51,670

		433,034,887

Software (16.8%)
A10 Networks, Inc.	2,036	36,953
ACI Worldwide, Inc.*	2,912	153,666
Adeia, Inc.	3,086	51,845
Adobe, Inc.*	30,898	10,899,269
Agilysys, Inc.*	716	75,359
Alarm.com Holdings, Inc.*	1,409	74,790
Alkami Technology, Inc.*	2,203	54,723
Appfolio, Inc., Class A*	646	178,076
Appian Corp., Class A*	1,140	34,850
AppLovin Corp., Class A*	7,639	5,488,927
Asana, Inc., Class A(x)*	2,550	34,068
Atlassian Corp., Class A*	4,663	744,681
Aurora Innovation, Inc., Class A*	32,296	174,075
Autodesk, Inc.*	43,486	13,814,198
AvePoint, Inc.*	3,529	52,970
Bentley Systems, Inc., Class B	4,204	216,422
BILL Holdings, Inc.*	2,588	137,086
Blackbaud, Inc.*	1,050	67,525
BlackBerry Ltd.*	15,394	75,123
BlackLine, Inc.*	1,467	77,898
Box, Inc., Class A*	4,087	131,887
Braze, Inc., Class A*	2,273	64,644
C3.ai, Inc., Class A(x)*	3,361	58,280
Cadence Design Systems, Inc.*	7,689	2,700,838
CCC Intelligent Solutions Holdings, Inc.(x)*	15,620	142,298
Cipher Mining, Inc.(x)*	8,212	103,389
Cleanspark, Inc.(x)*	7,932	115,014
Clear Secure, Inc., Class A	2,448	81,714
Clearwater Analytics Holdings, Inc., Class A*	8,125	146,412
Commvault Systems, Inc.*	1,255	236,919
Confluent, Inc., Class A*	8,238	163,112
Core Scientific, Inc.*	8,618	154,607
Crowdstrike Holdings, Inc., Class A*	7,033	3,448,843
Dassault Systemes SE	75,708	2,534,111
Datadog, Inc., Class A*	9,122	1,298,973
Descartes Systems Group, Inc. (The)*	2,424	228,414
Docusign, Inc.*	5,702	411,057
Dolby Laboratories, Inc., Class A	1,727	124,983
Dropbox, Inc., Class A*	5,223	157,787
D-Wave Quantum, Inc.(x)*	9,555	236,104
Dynatrace, Inc.*	8,508	412,213
Elastic NV*	41,711	3,524,162
Fair Isaac Corp.*	678	1,014,647
Five9, Inc.*	41,737	1,010,035
Fortinet, Inc.*	18,378	1,545,222
Freshworks, Inc., Class A*	5,640	66,383
Gen Digital, Inc.	15,814	448,959
Gitlab, Inc., Class A(x)*	3,917	176,578
Glodon Co. Ltd., Class A	567,000	1,119,910
Guidewire Software, Inc.*	2,376	546,147
HubSpot, Inc.*	1,487	695,619
Hut 8 Corp.*	2,650	92,246
Informatica, Inc., Class A*	3,090	76,756
Intapp, Inc.*	1,577	64,499
InterDigital, Inc.	729	251,673
Intuit, Inc.	27,193	18,570,372
Jamf Holding Corp.*	2,362	25,273
Kingdee International Software Group Co. Ltd.*	1,203,000	2,708,391
Klaviyo, Inc., Class A*	3,482	96,417
Lightspeed Commerce, Inc.*	3,499	40,413
LiveRamp Holdings, Inc.*	1,852	50,263
Manhattan Associates, Inc.*	1,707	349,901
MARA Holdings, Inc.(x)*	10,453	190,872
Meridianlink, Inc.*	1,232	24,554
Microsoft Corp.	220,300	114,104,385
N-able, Inc.*	2,112	16,474
nCino, Inc.*	2,978	80,734
NCR Voyix Corp.*	3,901	48,958
NextNav, Inc.*	2,480	35,464
Nice Ltd. (ADR)(x)*	24,788	3,588,807
Nutanix, Inc., Class A*	25,640	1,907,360
Onestream, Inc., Class A*	2,214	40,804
Open Text Corp.	7,176	268,239
Oracle Corp.	103,025	28,974,751
PagerDuty, Inc.*	67,120	1,108,822
Palantir Technologies, Inc., Class A*	113,734	20,747,356
Palo Alto Networks, Inc.*	18,847	3,837,626
Pegasystems, Inc.	2,607	149,902
Procore Technologies, Inc.*	43,562	3,176,541
Progress Software Corp.*	1,217	53,463
PROS Holdings, Inc.(x)*	1,358	31,112
PTC, Inc.*	3,381	686,411
Q2 Holdings, Inc.*	1,762	127,551
Qualys, Inc.*	1,019	134,844
Rapid7, Inc.*	1,626	30,487
RingCentral, Inc., Class A*	2,279	64,587
Riot Platforms, Inc.(x)*	9,103	173,230
Roper Technologies, Inc.	3,037	1,514,522
Rubrik, Inc., Class A*	3,759	309,178
Sage Group plc (The)	224,834	3,326,172
Salesforce, Inc.	68,070	16,132,590
Samsara, Inc., Class A*	8,458	315,060
SAP SE (ADR)	27,109	7,243,796
SEMrush Holdings, Inc., Class A*	1,261	8,928
SentinelOne, Inc., Class A*	8,983	158,191
ServiceNow, Inc.*	16,276	14,978,477
SoundHound AI, Inc., Class A(x)*	10,586	170,223
Sprinklr, Inc., Class A*	3,426	26,449
Sprout Social, Inc., Class A*	1,486	19,199
SPS Commerce, Inc.*	1,070	111,430
Strategy, Inc.*	7,447	2,399,498
Synopsys, Inc.*	46,063	22,727,024
Temenos AG (Registered)	21,006	1,694,096
Tenable Holdings, Inc.*	3,417	99,640
Teradata Corp.*	2,667	57,367
Terawulf, Inc.(x)*	8,737	99,777
Tyler Technologies, Inc.*	1,221	638,778
UiPath, Inc., Class A*	12,008	160,667
Unity Software, Inc.*	9,538	381,901
Varonis Systems, Inc.*	3,162	181,720
Verint Systems, Inc.*	1,698	34,384
Vertex, Inc., Class A*	2,073	51,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	51,621	$12,426,723
Workiva, Inc., Class A*	1,473	126,796
Zeta Global Holdings Corp., Class A*	5,494	109,166
Zoom Communications, Inc., Class A*	57,072	4,708,440
Zscaler, Inc.*	18,547	5,557,794

		353,240,679

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	391,042	99,571,024
Corsair Gaming, Inc.*	1,317	11,748
Dell Technologies, Inc., Class C	56,889	8,065,154
Diebold Nixdorf, Inc.*	1,034	58,969
Hewlett Packard Enterprise Co.	37,026	909,359
HP, Inc.	26,503	721,677
IonQ, Inc.(x)*	8,376	515,124
NetApp, Inc.	60,074	7,116,366
Pure Storage, Inc., Class A*	8,761	734,259
Quantum Computing, Inc.*	3,835	70,602
Samsung Electronics Co. Ltd.	141,960	8,488,966
Samsung Electronics Co. Ltd. (Preference)(q)	169,302	8,012,297
Sandisk Corp.*	3,895	437,019
Seagate Technology Holdings plc	6,001	1,416,596
Super Micro Computer, Inc.(x)*	14,146	678,159
Western Digital Corp.	9,789	1,175,267

		137,982,586

Total Information Technology		1,091,070,741

Real Estate (0.4%)
Real Estate Management & Development (0.2%)
KE Holdings, Inc., Class A	531,397	3,595,249
KE Holdings, Inc. (ADR)	12,955	246,145

		3,841,394

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	31,245	3,014,830
Equinix, Inc. (REIT)	3,486	2,730,375

		5,745,205

Total Real Estate		9,586,599

Total Common Stocks (67.8%) (Cost $793,709,904)		1,426,264,022

EXCHANGE TRADED FUNDS (ETF):
Equity (30.9%)
iShares Expanded Tech Sector ETF‡	1,746,731	220,000,770
Technology Select Sector SPDR Fund	766,800	216,130,248
Vanguard Information Technology ETF	285,800	213,386,854

Total Exchange Traded Funds (30.9%) (Cost $57,334,641)		649,517,872

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Dreyfus Treasury Obligations Cash Management Fund 4.00% (7 day yield) (xx)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.05% (7 day yield) (xx)	7,204,907	7,204,907

Total Investment Companies		14,204,907

Total Short-Term Investments (0.7%) (Cost $14,204,907)		14,204,907

Total Investments in Securities (99.4%) (Cost $865,249,452)		2,089,986,801
Other Assets Less Liabilities (0.6%)		11,674,481

Net Assets (100%)		$2,101,661,282

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the market value or fair value, as applicable, of these securities amounted to $10,441,289 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2025.

(xx)

At September 30, 2025, the Portfolio had loaned securities with a total value of $22,686,659. This was collateralized by $9,479,403 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/9/25 – 5/15/55 and by cash of $14,204,907 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2025, were as follows:

Security Description	Shares at September 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF	1,746,731	199,343,384	55,861,566	(76,586,503)	18,759,933	22,622,390	220,000,770	277,525	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$197,258,979	$14,570,232	$—	$211,829,211
Consumer Discretionary	42,904,102	16,357,351	—	59,261,453
Consumer Staples	—	383,122	—	383,122
Energy	5,372,598	1,134,305	—	6,506,903
Financials	23,791,221	9,188,076	—	32,979,297
Industrials	4,596,190	10,050,506	—	14,646,696
Information Technology	939,374,434	151,696,307	—	1,091,070,741
Real Estate	5,991,350	3,595,249	—	9,586,599
Exchange Traded Funds	649,517,872	—	—	649,517,872
Short-Term Investments
Investment Companies	14,204,907	—	—	14,204,907

Total Assets	$1,883,011,653	$206,975,148	$—	$2,089,986,801

Total Liabilities	$—	$—	$—	$—

Total	$1,883,011,653	$206,975,148	$—	$2,089,986,801

As of September 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,245,616,120
Aggregate gross unrealized depreciation	(34,928,703)

Net unrealized appreciation	$1,210,687,417

Federal income tax cost of investments in securities and derivative instruments, if applicable	$879,299,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2025, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.